As filed with the Securities and Exchange Commission on April 30, 2004
                                                              File No. 033-87376
                                                                       811-08914
================================================================================
                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                             ----------------------
                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
       Pre-Effective Amendment No.                                           [ ]
       Post-Effective Amendment No. 21                                       |X|

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
       Amendment No. 21                                                      |X|
                        (Check appropriate box or boxes.)

                              --------------------

                        PHL VARIABLE ACCUMULATION ACCOUNT
                           (Exact Name of Registrant)

                              --------------------

                         PHL VARIABLE INSURANCE COMPANY
                               (Name of Depositor)

                              --------------------

               One American Row, Hartford, Connecticut 06102-5056
         (Address of Depositor's Principal Executive Offices) (Zip Code)
                                 (800) 447-4312
              (Depositor's Telephone Number, including Area Code)

                              --------------------

                              John R. Flores, Esq.
                         PHL Variable Insurance Company
                                One American Row
                             Hartford, CT 06102-5056
                     (Name and Address of Agent for Service)

                              --------------------

   It is proposed that this filing will become effective (check appropriate box)
       [ ]         immediately upon filing pursuant to paragraph (b) of Rule 485
       |X|            on May 1, 2004 pursuant to paragraph (b) of Rule 485
       [ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
       [ ] on ____________ pursuant to paragraph (a)(1) of Rule 485
   If appropriate, check the following box:
       [ ] this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

                              --------------------

     Title of Securities Being Registered: Deferred fixed & variable annuity contracts
================================================================================

                                     PART A

                                                                     [VERSION A]

                             THE BIG EDGE CHOICE(R)
                        PHL VARIABLE ACCUMULATION ACCOUNT

                    ISSUED BY: PHL VARIABLE INSURANCE COMPANY

PROSPECTUS                                                          MAY 1, 2004

    This prospectus describes a variable and fixed accumulation deferred annuity contract offered to groups and individuals. The contract is designed to provide you with retirement income in the future. The contract offers a variety of variable and fixed investment options. You may allocate payments and contract value to one or more of the subaccounts of the PHL Variable Accumulation Account ("Separate Account") the Market Value Adjusted Guaranteed Interest Account ("MVA") and the Guaranteed Interest Account ("GIA"). The assets of each subaccount will be used to purchase, at net asset value, shares of a series in the following designated funds.


THE PHOENIX EDGE SERIES FUND
----------------------------
   o   Phoenix-Aberdeen International Series
   o   Phoenix-AIM Mid-Cap Equity Series
   o   Phoenix-Alliance/Bernstein Enhanced Index Series
   o   Phoenix-Alliance/Bernstein Growth + Value Series
   o   Phoenix-Duff & Phelps Real Estate Securities Series
   o   Phoenix-Engemann Capital Growth Series
   o   Phoenix-Engemann Small & Mid-Cap Growth Series
   o   Phoenix-Goodwin Money Market Series
   o   Phoenix-Goodwin Multi-Sector Fixed Income Series

   o   Phoenix-Goodwin Multi-Sector Short Term Bond Series
   o   Phoenix-Kayne Rising Dividends Series

   o   Phoenix-Kayne Small-Cap Quality Value Series
   o   Phoenix-Lazard International Equity Select Series
   o   Phoenix-Lazard Small-Cap Value Series
   o   Phoenix-Lazard U.S. Multi-Cap Series
   o   Phoenix-Lord Abbett Bond-Debenture Series
   o   Phoenix-Lord Abbett Large-Cap Value Series
   o   Phoenix-Lord Abbett Mid-Cap Value Series
   o   Phoenix-MFS Investors Growth Stock Series
   o   Phoenix-MFS Investors Trust Series
   o   Phoenix-MFS Value Series
   o   Phoenix-Northern Dow 30 Series
   o   Phoenix-Northern Nasdaq-100 Index(R) Series
   o   Phoenix-Oakhurst Growth and Income Series
   o   Phoenix-Oakhurst Strategic Allocation Series

   o   Phoenix-Oakhurst Value Equity Series

   o   Phoenix-Sanford Bernstein Global Value Series
   o   Phoenix-Sanford Bernstein Mid-Cap Value Series
   o   Phoenix-Sanford Bernstein Small-Cap Value Series
   o   Phoenix-Seneca Mid-Cap Growth Series
   o   Phoenix-Seneca Strategic Theme Series
   o   Phoenix-State Street Research Small-Cap Growth Series

AIM VARIABLE INSURANCE FUNDS - SERIES I SHARES
----------------------------------------------
   o   AIM V.I. Capital Appreciation Fund
   o   AIM V.I. Premier Equity Fund

THE ALGER AMERICAN FUND - CLASS O SHARES
----------------------------------------
   o   Alger American Leveraged AllCap Portfolio

FEDERATED INSURANCE SERIES
--------------------------
   o   Federated Fund for U.S. Government Securities II
   o   Federated High Income Bond Fund II - Primary Shares

FIDELITY(R) VARIABLE INSURANCE PRODUCTS - SERVICE CLASS
-------------------------------------------------------
   o   VIP Contrafund(R) Portfolio
   o   VIP Growth Opportunities Portfolio
   o   VIP Growth Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 2
--------------------------------------------------------------
   o   Mutual Shares Securities Fund
   o   Templeton Developing Markets Securities Fund*
   o   Templeton Foreign Securities Fund
   o   Templeton Global Asset Allocation Fund*
   o   Templeton Growth Securities Fund

THE RYDEX VARIABLE TRUST
------------------------
   o   Rydex Variable Trust Sector Rotation Fund
SCUDDER INVESTMENTS VIT FUNDS - CLASS A
---------------------------------------
   o   Scudder VIT EAFE(R) Equity Index Fund
   o   Scudder VIT Equity 500 Index Fund

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - CLASS I SHARES
--------------------------------------------------------
   o   Technology Portfolio

WANGER ADVISORS TRUST
---------------------

   o   Wanger International Select

   o   Wanger International Small Cap

   o   Wanger Select

   o   Wanger U.S. Smaller Companies

   * Not available for new investors

    The contract is not a deposit or obligation of, underwritten or guaranteed by, any financial institution, credit union or affiliate. It is not federally insured by the Federal Deposit Insurance Corporation or any other state or federal agency. Contract investments are subject to risk, including the fluctuation of contract values and possible loss of principal.

    The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities, nor passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

    It may not be in your best interest to purchase a contract to replace an existing annuity contract or life insurance policy. You must understand the basic features of the proposed contract and your existing coverage before you decide to replace your present coverage. You must also know if the replacement will result in any tax liability.

    This prospectus provides important information that a prospective investor ought to know before investing. This prospectus should be kept for future reference. A Statement of Additional Information ("SAI") dated May 1, 2004, is incorporated by reference and has been filed with the SEC and is available free of charge by contacting us at the address or phone number listed below. A table of contents for the SAI is on the last page of this prospectus.

IF YOU HAVE ANY QUESTIONS,  [LOGO OF LETTER]  o  PHL VARIABLE INSURANCE COMPANY
 PLEASE CONTACT:                                 ANNUITY OPERATIONS DIVISION
                                                 PO Box 8027
                                                 BOSTON, MA 02266-8027
                            [LOGO OF PHONE]   o  TEL. 800/541-0171

                               TABLE OF CONTENTS


Heading                                                                     Page
--------------------------------------------------------------------------------
SUMMARY OF EXPENSES .......................................................    3
CONTRACT SUMMARY ..........................................................    6
FINANCIAL HIGHLIGHTS ......................................................    7
PERFORMANCE HISTORY .......................................................    7
THE VARIABLE ACCUMULATION ANNUITY .........................................    7
PHL VARIABLE AND THE SEPARATE ACCOUNT .....................................    7
INVESTMENTS OF THE SEPARATE ACCOUNT .......................................    8
GIA .......................................................................    8
MVA .......................................................................    9
PURCHASE OF CONTRACTS .....................................................    9
DEDUCTIONS AND CHARGES ....................................................    9
   Tax ....................................................................    9
   Surrender Charges ......................................................    9
   Charges for Mortality and Expense Risks ................................   10
   Charges for Administrative Services ....................................   10
   Market Value Adjustment ................................................   10
   Other Charges ..........................................................   10
THE ACCUMULATION PERIOD ...................................................   10
   Accumulation Units .....................................................   10
   Accumulation Unit Values ...............................................   11
   Transfers ..............................................................   11
   Optional Programs & Benefits ...........................................   11
   Surrender of Contract; Partial Withdrawals .............................   14
   Lapse of Contract ......................................................   14
   Payment Upon Death Before Maturity Date ................................   14
THE ANNUITY PERIOD ........................................................   15
   Variable Accumulation Annuity Contracts ................................   15
   Annuity Payment Options ................................................   15
   Payment Upon Death After Maturity Date .................................   17
VARIABLE ACCOUNT VALUATION PROCEDURES .....................................   18
   Valuation Date .........................................................   18
   Valuation Period .......................................................   18
   Accumulation Unit Value ................................................   18
   Net Investment Factor ..................................................   18
MISCELLANEOUS PROVISIONS ..................................................   18
   Assignment .............................................................   18
   Deferment of Payment ...................................................   18
   Free Look Period .......................................................   18
   Amendments to Contracts ................................................   19
   Substitution of Fund Shares ............................................   19
   Ownership of the Contract ..............................................   19
FEDERAL INCOME TAXES ......................................................   19
   Introduction ...........................................................   19
   Income Tax Status ......................................................   19
   Taxation of Annuities in General--Non-Qualified Plans ..................   19
   Additional Considerations ..............................................   20
   Owner Control ..........................................................   21
   Diversification Standards ..............................................   22
   Taxation of Annuities in General--Qualified Plans ......................   22
SALES OF VARIABLE ACCUMULATION CONTRACTS ..................................   25
SERVICING AGENT ...........................................................   25
STATE REGULATION ..........................................................   26
REPORTS ...................................................................   26
VOTING RIGHTS .............................................................   26
TEXAS OPTIONAL RETIREMENT PROGRAM .........................................   26
LEGAL MATTERS .............................................................   26
SAI TABLE OF CONTENTS .....................................................   26
APPENDIX A - INVESTMENT OPTIONS ...........................................  A-1
APPENDIX B - GLOSSARY OF SPECIAL TERMS ....................................  B-1
APPENDIX C - DEDUCTIONS FOR TAXES .........................................  C-1
APPENDIX D - FINANCIAL HIGHLIGHTS .........................................  D-1

SUMMARY OF EXPENSES
--------------------------------------------------------------------------------
    The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the contract.

-------------------------------------------------------------------------------
CONTRACT OWNER TRANSACTION EXPENSES
    Deferred Surrender Charge (as a percentage of amount
     surrendered:
       Age of Payment in Complete Years 0.............     7%
       Age of Payment in Complete Years 1.............     6%
       Age of Payment in Complete Years 2.............     5%
       Age of Payment in Complete Years 3.............     4%
       Age of Payment in Complete Years 4.............     3%
       Age of Payment in Complete Years 5.............     2%
       Age of Payment in Complete Years 6.............     1%
       Age of Payment in Complete Years  7+...........    None

    Transfer Charge(1)
       Current .......................................    None
       Maximum........................................    $10
-------------------------------------------------------------------------------

These tables describe the fees and expenses that you will pay at the time that you purchase the contract, surrender the contract or transfer value between the subaccounts. State premium taxes may also be deducted.


-------------------------------------------------------------------------------
ANNUAL ADMINISTRATIVE CHARGE
    Maximum(2) ........................................   $35
GUARANTEED MINIMUM INCOME BENEFIT
RIDER (GMIB) FEE(3) (as a percentage of the
guaranteed annuitization value).......................    .60%
ANNUAL SEPARATE ACCOUNT EXPENSES (as a percentage of
average account value)
    Mortality and Expense Risk Fee....................   1.250%
    Daily Administrative Fee..........................    .125%
                                                         -----
    Total Annual Separate Account Expenses............   1.375%
-------------------------------------------------------------------------------


These tables describe the fees and expenses that you will pay periodically during the time that you own the contract, not including annual fund fees and expenses.

-------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES


                                      Minimum      Maximum
                                      -------      -------
Total Annual Fund Operating
Expenses (expenses that are
deducted from the fund assets
include management fees,
12b-1 fees and other expenses) .....    0.30%       22.60%
-------------------------------------------------------------------------------

This table shows the minimum and maximum total operating expenses for the year ended 12/31/03, charged by the fund companies that you may pay periodically during the time that you own the contract. More detail concerning the funds' fees and total and net fund operating expenses can be found after the Expense Examples and are contained in the fund prospectuses.

--------------------------------------------------------------------------------
EXPENSE EXAMPLES

If you surrender your contract at the end of the applicable time period, your maximum costs would be:


         1 Year       3 Years       5 Years      10 Years
---------------------------------------------------------
         $1,385       $2,667        $3,886       $6,814

If you annuitize your contract at the end of the applicable time period, your maximum costs would be:

         1 Year       3 Years       5 Years      10 Years
---------------------------------------------------------
         $1,385       $2,667        $3,652       $6,814

If you do not surrender or annuitize your contract at the end of the applicable time period, your maximum costs would be:

         1 Year       3 Years       5 Years      10 Years
---------------------------------------------------------
         $773         $2,254        $3,652       $6,814

These examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses and the maximum fund fees and expenses that were charged for the year ended 12/31/03.


The examples assume that you invest $10,000 in the contract for the time periods indicated. The examples also assume that your investment has a 5%
return each year and assumes the maximum fees and expenses of any of the funds. Your actual costs may be higher or lower based on these assumptions.
--------------------------------------------------------------------------------


(1) We reserve the right to impose a transfer charge of up to $10 per transfer after the first 2 transfers in each contract year. See "Transfers."
(2) This charge is deducted annually on the contract anniversary on a pro rata basis from each investment option that you have selected. See "Deductions and Charges."
(3) The Guaranteed Minimum Income Benefit Rider is an optional rider. The fee for this rider will only be deducted annually on the contract anniversary, if the rider is selected. See "Optional Programs & Riders."

ANNUAL FUND EXPENSES (as a percentage of fund average net assets for the year ended 12/31/03)


-----------------------------------------------------------------------------------------------------------------------------------
                                                    Investment        Rule        Other Operating            Total Annual
                     Series                       Management Fee   12b-1 Fees         Expenses               Fund Expenses
-----------------------------------------------------------------------------------------------------------------------------------
THE PHOENIX EDGE SERIES FUND
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International                       0.75%            N/A              0.32%                      1.07%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity                           0.85%            N/A              1.42%(3)                   2.27%(8)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index            0.45%            N/A              0.29%(2)                   0.74%(8)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Growth + Value            0.85%            N/A              1.80%(3)                   2.65%(8)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities         0.75%            N/A              0.32%                      1.07%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth                      0.66%            N/A              0.19%                      0.85%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth              0.90%            N/A              0.83%(4)                   1.73%(8)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market                         0.40%            N/A              0.19%                      0.59%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income            0.50%            N/A              0.24%                      0.74%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond         0.50%(6)         N/A              1.06%(2,7)                 1.56%(8)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends                       0.70%            N/A              1.67%(1)                   2.37%(8)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value                0.90%            N/A              4.83%(1)                   5.73%(8)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select           0.90%            N/A              1.13%(1)                   2.03%(8)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value                       0.90%            N/A              2.43%(1)                   3.33%(8)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard U.S. Multi-Cap                        0.80%            N/A              3.92%(1)                   4.72%(8)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture                   0.75%            N/A              1.77%(1)                   2.52%(8)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value                  0.75%            N/A              1.10%(1)                   1.85%(8)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value                    0.85%            N/A              2.32%(1)                   3.17%(8)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Growth Stock                   0.75%            N/A              0.42%(3)                   1.17%(8)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Trust                          0.75%            N/A              3.17%(3)                   3.92%(8)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Value                                    0.75%            N/A              0.88%(3)                   1.63%(8)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30                              0.35%            N/A              0.66%(3)                   1.01%(8)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R)                 0.35%            N/A              1.10%(3)                   1.45%(8)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth and Income                   0.70%            N/A              0.31%(3)                   1.01%(8)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation                0.58%            N/A              0.19%                      0.77%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Value Equity                        0.70%            N/A              0.32%(3)                   1.02%(8)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Global Value               0.90%            N/A              1.11%(3)                   2.01%(8)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value              1.05%            N/A              0.32%(3)                   1.37%(8)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value            1.05%            N/A              0.47%(3)                   1.52%(8)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth                        0.80%            N/A              0.36%(4)                   1.16%(8)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme                       0.75%            N/A              0.30%                      1.05%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-State Street Research Small-Cap Growth       0.85%            N/A              2.89%(1)                   3.74%(8)
-----------------------------------------------------------------------------------------------------------------------------------

(1) The advisor voluntarily agrees to reimburse this series for other operating expenses that exceed 0.15% of the series' average net assets.
(2) The advisor voluntarily agrees to reimburse this series for other operating expenses that exceed 0.20% of the series' average net assets.
(3) The advisor voluntarily agrees to reimburse this series for other operating expenses that exceed 0.25% of the series' average net assets.
(4) The advisor voluntarily agrees to reimburse this series for other operating expenses that exceed 0.35% of the series' average net assets.
(5) The advisor voluntarily agrees to reimburse this series for other operating expenses that exceed 0.40% of the series' average net assets.
(6) The advisor voluntarily agreed to waive this series' investment management fee through May 31, 2004.
(7) The series' other operating expenses have been annualized based on actual operating expenses for the period ended December 31, 2003.
(8) The chart below shows net annual fund expenses after voluntary reimbursements or waivers by the advisor.

                                                                         Net Annual
                                                                         ----------
                                                   Reimbursements           Fund
                                                   --------------           ----
Series                                               & Waivers            Expenses
------                                               ---------            --------
Phoenix-AIM Mid-Cap Equity                            (1.17%)              1.10%
Phoenix-Alliance/Bernstein Enhanced Index             (0.09%)              0.65%
Phoenix-Alliance/Bernstein Growth + Value             (1.55%)              1.10%
Phoenix-Engemann Small & Mid-Cap Growth               (0.48%)              1.25%
Phoenix-Goodwin Multi-Sector Short Term Bond(9)       (0.86%)              0.70%
Phoenix-Kayne Rising Dividends                        (1.52%)              0.85%
Phoenix-Kayne Small-Cap Quality Value                 (4.68%)              1.05%
Phoenix-Lazard International Equity Select            (0.98%)              1.05%
Phoenix-Lazard Small-Cap Value                        (2.28%)              1.05%
Phoenix-Lazard U.S. Multi-Cap                         (3.77%)              0.95%
Phoenix-Lord Abbett Bond-Debenture                    (1.62%)              0.90%
Phoenix-Lord Abbett Large-Cap Value                   (0.95%)              0.90%
Phoenix-Lord Abbett Mid-Cap Value                     (2.17%)              1.00%
Phoenix-MFS Investors Growth Stock                    (0.17%)              1.00%
Phoenix-MFS Investors Trust                           (2.92%)              1.00%
Phoenix-MFS Value                                     (0.63%)              1.00%
Phoenix-Northern Dow 30                               (0.41%)              0.60%
Phoenix-Northern Nasdaq-100 Index(R)                  (0.85%)              0.60%
Phoenix-Oakhurst Growth and Income                    (0.06%)              0.95%
Phoenix-Oakhurst Value Equity                         (0.07%)              0.95%
Phoenix-Sanford Bernstein Global Value                (0.86%)              1.15%
Phoenix-Sanford Bernstein Mid-Cap Value               (0.07%)              1.30%
Phoenix-Sanford Bernstein Small-Cap Value             (0.22%)              1.30%
Phoenix-Seneca Mid-Cap Growth                         (0.01%)              1.15%
Phoenix-State Street Research Small-Cap Growth        (2.74%)              1.00%

(9) These rates recognize that, effective June 1, 2004, the investment management fee will no longer be waived. Before June 1, 2004, these rates are (1.36%) and 0.20%, respectively.


(NOTE: Each or all of the voluntary expense reimbursements and waivers noted in the chart above may be changed or eliminated at any time without notice.)

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      Net Annual
                                                                  Rule                                               Fund Expenses
                                                   Investment   12b-1 or     Other                    Contractual        After
                                                   Management   Service    Operating   Total Annual  Reimbursements  Reimbursements
                     Series                           Fee         Fees      Expenses   Fund Expenses   & Waivers       & Waivers
----------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS - SERIES I SHARES
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                   0.61%        N/A        0.24%        0.85%         (0.00%)          0.85%
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                         0.61%        N/A        0.24%        0.85%         (0.00%)          0.85%
----------------------------------------------------------------------------------------------------------------------------------
THE ALGER AMERICAN FUND - CLASS O SHARES
----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio            0.85%        N/A        0.12%        0.97%         (0.00%)          0.97%
----------------------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
----------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government
Securities II                                        0.60%       0.25%(1)    0.12%        0.97%           --              --(11)
----------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II - Primary
Shares                                               0.60%       0.25%(1)    0.15%        1.00%           --              --(11)
----------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS -
SERVICE CLASS
----------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio(2)                       0.58%       0.10%       0.09%        0.77%           --              --(11)
----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio(2)                0.58%       0.10%       0.14%        0.82%           --              --(11)
----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio(3)                              0.58%       0.10%       0.09%        0.77%           --              --(11)
----------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS
TRUST - CLASS 2
----------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                        0.60%       0.25%(4)    0.20%        1.05%         (0.00%)          1.05%
----------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                    0.69%(5)    0.25%       0.22%        1.16%         (0.04%)          1.12%
----------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund(6)                  0.81%       0.25%(4)    0.07%        1.13%         (0.00%)          1.13%
----------------------------------------------------------------------------------------------------------------------------------
THE RYDEX VARIABLE TRUST
----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund            0.90%        N/A        0.80%        1.70%         (0.00%)          1.70%
----------------------------------------------------------------------------------------------------------------------------------
SCUDDER INVESTMENTS VIT FUNDS - CLASS A
----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund(7)             0.45%        N/A        0.64%        1.09%         (0.44%)          0.65%
----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund(8)                 0.20%        N/A        0.10%        0.30%         (0.00%)          0.30%
----------------------------------------------------------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC. -
CLASS I SHARES
----------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio(9)                              0.80%        N/A        0.53%        1.33%           --              --(11)
----------------------------------------------------------------------------------------------------------------------------------
WANGER ADVISORS TRUST
----------------------------------------------------------------------------------------------------------------------------------
Wanger International Select(10)                      1.00%        N/A        0.54%        1.54%         (0.09%)          1.45%
----------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                       1.22%        N/A        0.19%        1.41%         (0.00%)          1.41%
----------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                        0.95%        N/A        0.20%        1.15%         (0.00%)          1.15%
----------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                        0.93%        N/A        0.06%        0.99%         (0.00%)          0.99%
----------------------------------------------------------------------------------------------------------------------------------

(1)  The fund has voluntarily agreed to waive this service fee.
(2) A portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time.
(3) A portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. These offsets may be discontinued at any time.
(4) While the maximum amount payable under the fund's Rule 12b-1 plan is 0.35% per year of the fund's average annual net assets, the fund's Board of Trustees has set the current rate at 0.25% per year.
(5) The advisor has contractually agreed to reduce its investment management fee to reflect reduced services resulting from the fund's investment in a Franklin Templeton money fund. This reduction is required by the fund's Board of Trustees and an order by the SEC. After such reductions, the management fees are 0.65% for the Templeton Foreign Securities Fund.
(6) The fund administration fee is paid indirectly through the investment management fee.
(7) The advisor has contractually agreed to waive its fees and/or reimburse expenses of the fund in excess of 0.65% of the average daily net assets until April 30, 2005.
(8) The advisor has contractually agreed to waive its fees and/or reimburse expenses of the fund in excess of 0.30% of the average daily net assets until April 30, 2005.
(9) The advisor has agreed to reduce fees payable to it and to reimburse expenses of the portfolio in excess of 1.15% (excluding interest and extraordinary expenses).
(10) The advisor has contractually agreed to limit net annual fund expenses to 1.45% of the series' average net assets until April 30, 2005.
(11) The chart below shows net annual fund expenses after voluntary reimbursements or waivers by the advisor.

Series                                                 Non-contractual Reimbursements & Waivers       Net Annual Fund Expenses
------                                                 -----------------------------------------      ------------------------
Federated Fund for U.S. Government Securities II                      (0.25%)                                  0.72%
Federated High Income Bond Fund II - Primary Shares                   (0.25%)                                  0.75%
VIP Contrafund(R) Portfolio                                           (0.02%)                                  0.75%
VIP Growth Opportunities Portfolio                                    (0.02%)                                  0.80%
VIP Growth Portfolio                                                  (0.03%)                                  0.74%
Technology Portfolio                                                  (0.18%)                                  1.15%


(NOTE: Each or all of the voluntary expense reimbursements and waivers noted in the chart above may be changed or eliminated at any time without notice.)

CONTRACT SUMMARY
--------------------------------------------------------------------------------
    This summary describes the general provisions of the contract.

    Certain provisions of the contract described in this prospectus may differ in a particular state because of specific state requirements.


    This prospectus is a disclosure document which summarizes your rights under the annuity product that you are purchasing. As with any summary it may differ in certain instances from the underlying annuity contract. You should read your annuity contract carefully.


    Please refer to the "Glossary of Special Terms" in Appendix B.

OVERVIEW
    The contract offers a dynamic idea in retirement planning. It's designed to give you maximum flexibility in obtaining your investment goals. The contract is intended for those seeking income and for those seeking long-term tax-deferred accumulation of assets to provide income for retirement or other purposes. Those considering the contract for other purposes should consult with their tax advisors. Participants in qualified plans should note that they likely would not benefit from the tax deferral provided by an annuity contract, and should not consider the contract for its tax treatment, but for its investment and annuity benefits.

    The contract offers a combination of investment options both variable and fixed. Investments in the subaccounts provide returns that are variable and depend upon the performance of the underlying funds. Allocations to either the GIA or MVA produce guaranteed interest earnings subject to certain conditions.

    You also may select from many different variable and fixed annuity payout options, some of which offer retirement income payments that you cannot outlive. See "The Annuity Period--Annuity Options."

INVESTMENT FEATURES

FLEXIBLE PAYMENTS
o   You may make payments anytime until the maturity date.

o   You can vary the amount and frequency of your payments.

o   Other than the Minimum Initial Payment, there are no required payments.

MINIMUM CONTRIBUTION
o   Generally, the Minimum Initial Payment is $1,000.

ALLOCATION OF PREMIUMS AND CONTRACT VALUE
o Payments are invested in one or more of the subaccounts, the GIA and the MVA.

o Transfers between the subaccounts and into the GIA can be made anytime. Transfers from the GIA are subject to rules discussed in the sections titled, "GIA" and "The Accumulation Period--Transfers."

o Transfers from the MVA may be subject to market value adjustments and are subject to certain rules. See the MVA prospectus.

o The contract value varies with the investment performance of the funds and is not guaranteed.

o The contract value allocated to the GIA will depend on deductions taken from the GIA and interest accumulation at rates set by us (minimum--4%).

WITHDRAWALS
o You may partially or fully surrender the contract anytime for its contract value less any applicable surrender charge and premium tax.

o During the first contract year, you may withdraw up to 10% of the contract value as of the date of the first partial surrender without a surrender charge. After that, you can surrender up to 10% of the contract value as of the last contract anniversary without a surrender charge.

o Withdrawals may be subject to the 10% penalty tax. See "Federal Income Taxes--Penalty Tax on Certain Surrenders and Withdrawals."

DEATH BENEFIT
    The contract provides for payment on the death of the owner or the annuitant anytime before the maturity date of the contract.

DEDUCTIONS AND CHARGES

GENERALLY
o   No deductions are made from payments.

o A deduction for surrender charges may occur when you surrender your contract or request a withdrawal if the assets have not been held under the contract for a specified period.

o No deduction for surrender charges after the annuity period has begun, unless you make unscheduled withdrawals under Annuity Options K or L.

o   If we impose a surrender charge, it is on a first-in, first-out basis.

o No surrender charge is imposed if the annuitant or owner dies before the date that annuity payments will begin.

o A declining surrender charge is assessed on withdrawals in excess of 10% of the Separate Account value, based on the date the payments are deposited:


    -----------------------------------------------------------
    Percent             7%   6%   5%   4%   3%   2%   1%  0%
    -----------------------------------------------------------
    Age of Payment in   0    1    2    3    4    5    6   7+
    Complete Years
    -----------------------------------------------------------

    See "Deductions and Charges--Surrender Charges" for a detailed discussion.

FROM THE SEPARATE ACCOUNT


o Mortality and expense risk fee--1.25% annually. See "Charges for Mortality and Expense Risks."

o The daily administrative fee--0.125% annually. See "Charges for Administrative Services."

OTHER CHARGES OR DEDUCTIONS

o   Taxes--taken from the contract value upon annuitization.
    o PHL Variable will reimburse itself for such taxes on the date of a partial withdrawal, surrender of the contract, maturity date or payment of death proceeds. See "Tax" and Appendix C.


o   Administrative Fee--$35 each year.

    See "Deductions and Charges" for a detailed description of contract charges.

    In addition, certain charges are deducted from the assets of the funds for investment management services. See the prospectuses for the funds for more information.

ADDITIONAL INFORMATION

FREE LOOK PERIOD
    You have the right to review the contract. If you are not satisfied, you may return it within 10 days after you receive it and cancel the contract. You will receive the adjusted value of the initial payment in cash, however, if applicable state law requires, we will return the full amount of the initial payment.

    See "Free Look Period" for a detailed discussion.

LAPSE
    If on any valuation date the total contract value equals zero, or, the premium tax reimbursement due on a surrender or partial withdrawal is greater than or equal to the contract value, the contract will immediately terminate and lapse without value.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

    Financial highlights give the historical value for a single unit of each of the available subaccounts and the number of units outstanding at the end of each of the past ten years, or since the subaccount began operations, if less. These tables are highlights only. The tables are set forth in Appendix D.

    More information, including the Separate Account and Company financial statements, is in the SAI and in the annual report. You may obtain a copy of the SAI by calling the Annuity Operations Division at 800/541-0171.


PERFORMANCE HISTORY
--------------------------------------------------------------------------------

    We may include the performance history of the subaccounts in advertisements, sales literature or reports. Performance information about each subaccount is based on past performance only and is not an indication of future performance. Historical returns are usually calculated for one year, five years and ten years. If the subaccount has not been in existence for at least one year, returns are calculated from inception of the subaccount. Total return is measured by comparing the value of a hypothetical $1,000 investment in the subaccount at the beginning of the relevant period to the value of the investment at the end of the period, assuming the reinvestment of all distributions at net asset value. The return is computed net of the investment management fees, daily administrative fees, annual contract fees, mortality and expense risk charges, and deferred surrender charges of 6% and 2% deducted from redemptions after one and five years, respectively. See the SAI for more details.


THE VARIABLE ACCUMULATION ANNUITY
--------------------------------------------------------------------------------

    The individual deferred variable accumulation annuity contract (the "contract") issued by PHL Variable is significantly different from a fixed annuity contract in that, unless the GIA is selected, it is the owner and annuitant under a contract who bear the risk of investment gain or loss rather than PHL Variable. To the extent that payments are not allocated to the GIA or MVA, the amounts that will be available for annuity payments under a contract will depend on the investment performance of the amounts allocated to the subaccounts. Upon the maturity of a contract, the amounts held under a contract will continue to be invested in the Separate Account or the GIA and monthly annuity payments will vary in accordance with the investment experience of the investment options selected. However, a fixed annuity may be elected, in which case PHL Variable will guarantee specified monthly annuity payments.


    You select the investment objective of each contract on a continuing basis by directing the allocation of payments and the reallocation of the contract value among the subaccounts, GIA or MVA.


PHL VARIABLE AND THE SEPARATE ACCOUNT
--------------------------------------------------------------------------------
    We are PHL Variable Life Insurance Company, a Connecticut stock life insurance company incorporated July 15, 1981. We sell life insurance policies and annuity contracts through producers of affiliated distribution companies and through brokers.

    Our executive and administrative office is at One American Row, Hartford, Connecticut, 06102-5056.

    PHL Variable is an indirectly owned company of Phoenix Life Insurance Company ("Phoenix"). Phoenix is a life insurance company, which is wholly owned by The Phoenix Companies, Inc. ("PNX"), which, is a manufacturer of insurance, annuity and asset management products.

    On December 7, 1994, PHL Variable established the Separate Account, a separate account created under the insurance laws of Connecticut. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act") and it meets the definition of a "separate account" under the 1940 Act. Registration under the 1940 Act does not involve supervision by the SEC of the management or investment practices or policies of the Separate Account or of PHL Variable.

    Under Connecticut law, all income, gains or losses whether or not realized of the Separate Account must be credited to or charged against the amounts placed in the Separate Account without regard to the other income, gains and losses from any other business or activity of PHL Variable. The assets of the Separate Account may not be used to pay liabilities arising out of any other business that PHL Variable may conduct. The Separate Account has several subaccounts that invest in underlying mutual funds. Obligations under the contracts are obligations of PHL Variable.

    Contributions to the GIA and MVA are not invested in the Separate Account; rather, they become part of the general account of PHL Variable (the "General Account"). The General Account supports all insurance and annuity obligations of PHL Variable and is made up of all of its general assets other than those allocated to any separate account such as the Separate Account. For more complete information see "GIA" and "MVA."

INVESTMENTS OF THE SEPARATE ACCOUNT

--------------------------------------------------------------------------------
PARTICIPATING INVESTMENT FUNDS
o   The Phoenix Edge Series Fund
o   AIM Variable Insurance Funds
o   The Alger American Fund
o   Federated Insurance Series
o   Fidelity(R) Variable Insurance Products
o   Franklin Templeton Variable Insurance Products Trust
o   The Rydex Variable Trust

o   Scudder Investments VIT Funds

o   The Universal Institutional Funds, Inc.
o   Wanger Advisors Trust

    For additional information concerning the available investment options, please see Appendix A.

    Each investment option is subject to market fluctuations and the risks that come with the ownership of any security, and there can be no assurance that any series will achieve its stated investment objective.


    For additional information concerning the funds, please see the appropriate fund prospectuses, which should be read carefully before investing. Copies of the fund prospectuses may be obtained by writing our Annuity Operations Division or calling us at the address or telephone number provided on the first page of this prospectus.


    The shares of the funds are not directly offered to the public. Shares of the funds are currently offered through separate accounts to fund variable accumulation annuity contracts and variable universal life insurance policies issued by Phoenix, PHL Variable and Phoenix Life and Annuity Company ("PLAC"). Shares of the funds may be offered to separate accounts of other insurance companies.

    The interests of variable annuity contract owners and variable life policy owners could diverge based on differences in federal and state regulatory requirements, tax laws, investment management or other unanticipated developments. Currently, we do not foresee any such differences or disadvantages at this time. However, we intend to monitor for any material conflicts and will determine what action, if any should be taken in response to such conflicts. If such a conflict were to occur, one or more separate accounts might be required to withdraw its investments in the fund or shares of another fund may be substituted.

INVESTMENT ADVISORS AND SUBADVISORS
    For a complete list of advisors and subadvisors, please see Appendix A.

SERVICES OF THE ADVISORS
    The advisors and subadvisors continually furnish an investment program for each series and manage the investment and reinvestment of the assets of each series subject at all times to the authority and supervision of the trustees. A detailed discussion of the investment advisors and subadvisors, and the investment advisory and subadvisory agreements, is contained in the fund prospectuses.

GIA
--------------------------------------------------------------------------------

    In addition to the Separate Account, you may allocate premiums or transfer values to the GIA. Amounts you allocate or transfer to the GIA become part of our general account assets. You do not share in the investment experience of those assets. Rather, we guarantee a minimum rate of return on the allocated amount, as provided under the terms of your product. Although we are not obligated to credit interest at a higher rate than the minimum, we will credit any excess interest as determined by us based on expected investment yield information.


    We reserve the right to limit total deposits to the GIA, including transfers, to no more than $250,000 during any one-week period per policy.

    You may make transfers into the GIA at any time. In general, you may make only one transfer per year from the GIA. The amount that can be transferred out is limited to the greater of $1,000 or 25% of the policy value in the GIA as of the date of the transfer. Also, the total value allocated to the GIA may be transferred out to one or more of the subaccounts over a consecutive 4-year period according to the following schedule:

o   Year One:       25% of the total value
o   Year Two:       33% of remaining value
o   Year Three:     50% of remaining value
o   Year Four:      100% of remaining value

    Transfers from the GIA may also be subject to other rules as described throughout this prospectus.

    Because of exemptive and exclusionary provisions, we have not registered interests in our general account under the Securities Act of 1933. Also, we have not registered our general account as an investment company under the 1940 Act, as amended. Therefore, neither the general account nor any of its interests are subject to these Acts, and the SEC has not reviewed the general account disclosures. These disclosures may, however, be subject to certain provisions of the federal securities law regarding accuracy and completeness of statements made in this prospectus.

MVA
--------------------------------------------------------------------------------

    The MVA is an account that pays interest at a guaranteed rate if held to the end of the guarantee period. If amounts are withdrawn, transferred or applied to an annuity payment option before the end of the guarantee period, a market value adjustment will be made. Assets allocated to the MVA are not part of the assets allocated to the Separate Account or to the general account. The MVA is more fully described in a separate prospectus that should be read carefully before investing.


PURCHASE OF CONTRACTS
--------------------------------------------------------------------------------
    We require minimum initial payments of:

o   Non-qualified plans--$1,000

o   Individual Retirement Annuity--$1,000

o   Bank draft program--$25
    o You may authorize your bank to draw $25 or more from your personal checking account monthly to purchase units in any available subaccount, or for deposit in the GIA or MVA. The amount you designate will be automatically invested on the date the bank draws on your account. If Check-o-matic is elected, the minimum initial payment is $25. This payment must accompany the application. Each subsequent payment under a contract must be at least $25.

o   Qualified plans--$1,000 annually
    o Contracts purchased in connection with tax-qualified or employer-sponsored plans, a minimum annual payment of $1,000 is required.

    We require minimum subsequent payments of $25.

    Generally, a contract may not be purchased for a proposed annuitant who is 81 years of age or older. Total payments in excess of $1,000,000 cannot be made without the permission of PHL Variable. While the annuitant is living and the contract is in force, payments may be made anytime before the maturity date of a contract.

    Payments received under the contracts will be allocated in any combination to any subaccount, GIA or MVA, in the proportion specified in the application for the contract or as otherwise indicated by you from time to time. Initial payments may, under certain circumstances, be allocated to the Phoenix-Goodwin Money Market Subaccount. See "Free Look Period." Changes in the allocation of payments will be effective as of receipt by our Annuity Operations Division of notice of election in a form satisfactory to PHL Variable and will apply to any payments accompanying such notice or made subsequent to the receipt of the notice, unless otherwise requested by you.

    In certain circumstances, we may reduce the initial or subsequent payment amount we accept for a contract. Qualifications for such reduction follow:

o   the makeup and size of the prospective group; or
o   the method and frequency of payments; and
o the amount of compensation to be paid to Registered Representative(s) on each payment.
    Any reduction will not unfairly discriminate against any person. We will make any such reduction according to our own rules in effect at the time the payment is received. We reserve the right to change these rules from time to time.

DEDUCTIONS AND CHARGES
--------------------------------------------------------------------------------

TAX
    Tax is considered to be any tax charged by a state or municipality on premium payments, whether or not characterized as purchase payment premium tax (or premium tax). It is also other state or local taxes imposed or any other governmental fees which may be required based on the laws of the state or municipality of delivery, the owner's state or municipality of residence on the contract date. Taxes on premium payments currently range from 0% to 3.5% (the amount of state premium payment tax, if any, will vary from state to state), depending on the state. We will pay any premium payment tax, any other state or local taxes imposed or other governmental fee due and will only reimburse ourselves upon the remittance to the applicable state. For a list of states and taxes, see "Appendix C."

    We reserve the right, when calculating unit values, to deduct a credit or fee with respect to any taxes we have paid for or reserved during the valuation period that we determine to be attributable to the operation of an Investment Division. No federal income taxes are applicable under present law and we are not presently making any such deduction.

SURRENDER CHARGES

    A deduction for surrender charges for this contract may be taken from proceeds of partial withdrawals from, or complete surrender of the contract. The amount (if any) of a surrender charge depends on whether your payments are held under the contract for a certain period of time. The surrender charge schedule is shown in the chart below. No surrender charge will be taken from death proceeds. No surrender charge will be taken after the annuity period has begun except with respect to unscheduled withdrawals under Annuity Payment Option K or L below. See "Annuity Options." Any surrender charge is imposed on a first-in, first-out basis.

    Up to 10% of the contract value may be withdrawn in a contract year, either in a lump sum or by multiple scheduled or unscheduled amounts without the imposition of a surrender charge. During the first contract year, the 10% withdrawal without a surrender charge will be determined based on the contract value at the time of the first partial withdrawal. In subsequent years, the 10% will be based on the previous contract anniversary value. The deduction for surrender charges, expressed as a percentage of the amount withdrawn in excess of the 10% allowable amount, is as follows:

===============================================================
Percent               7%   6%    5%   4%   3%   2%   1%   0%
---------------------------------------------------------------
Age of Payment in     0    1    2     3    4    5    6    7+
Complete Years
===============================================================

    If the annuitant or owner dies before the maturity date of the contract, the surrender charge described in the table above will not apply.

    The total deferred surrender charges on a contract will never exceed 9% of total payments, and the applicable level of surrender charge cannot be changed with respect to outstanding contracts. Surrender charges imposed in connection with partial surrenders will be deducted from the subaccounts, GIA and MVA on a pro rata basis. Any distribution costs not paid for by surrender charges will be paid by PHL Variable from the assets of the General Account.

CHARGES FOR MORTALITY AND EXPENSE RISKS
    While you bear the investment risk of the series in which you invest, once the contract has been converted to a fixed annuity, the annuity payments are guaranteed by us. We assume the risk that annuitants as a class may live longer than expected (necessitating a greater number of annuity payments) and that our expenses may be higher than the deductions for such expenses.

    In assuming the mortality risk, we agree to continue life annuity payments, determined in accordance with the annuity tables and other provisions of the contract, to the annuitant or other payee for as long as he or she may live.

    To compensate for assuming these risks, we charge each subaccount the daily equivalent of .40% annually of the current value of the subaccount's net assets for mortality risks assumed and the daily equivalent of .85% annually for expense risks assumed. (See the contract schedule pages.) No mortality and expense risk charge is deducted from the GIA or MVA. If the charges prove insufficient to cover actual insurance underwriting costs and excess administrative costs, then the loss will be borne by us; conversely, if the amount deducted proves more than sufficient, the excess will be a profit to PHL Variable.


    We have concluded that there is a reasonable likelihood that the distribution financing arrangement being used in connection with the contract will benefit the Separate Account and the contract owners.


CHARGES FOR ADMINISTRATIVE SERVICES

    We are responsible for administering the contract. In doing so, we maintain an account for each owner and annuitant, make all disbursements of benefits, furnish administrative and clerical services for each contract. We also make disbursements to pay obligations chargeable to the Separate Account, maintain the accounts, records and other documents relating to the business of the Separate Account required by regulatory authorities, cause the maintenance of the registration and qualification of the Separate Account under laws administered by the SEC, prepare and distribute notices and reports to owners, and the like. We also reimburse Phoenix Equity Planning Corporation ("PEPCO") for any expenses incurred by it as "principal underwriter."


    To cover certain of its costs of administration, such as preparation of billings and statements of account, PHL Variable generally charges each contract $35 each year prior to the contract's maturity date. A reduced charge may apply in certain situations. This charge is deducted from each subaccount, GIA and MVA in which you are invested on a pro rata basis. This charge may be decreased but will never increase. This charge is deducted on the contract anniversary date for services rendered during the preceding contract year. Upon surrender of a contract, the entire annual administrative charge of $35 is deducted regardless of when the surrender occurs.

    If you elect Payment Options I, J, K, M or N, the annual administrative charge after the maturity date will be deducted from each annuity payment in equal amounts.

    We may reduce the annual administrative charges for contracts issued under tax-qualified plans other than IRAs, and for group or sponsored arrangements such as Internal Revenue Code Section 403(b) or 457 Plans. Generally, administrative costs per contract vary with the size of the group or sponsored arrangement, its stability as indicated by its term of existence and certain characteristics of its members, the purposes for which the contracts are purchased and other factors. The amount of reduction will be considered on a case-by-case basis but will be applied in a uniform, nondiscriminatory manner that reflects the reduced administrative costs expected as a result of sales to a particular group or sponsored arrangement.

    We also charge each subaccount the daily equivalent of 0.125% annually to cover its variable costs of administration (such as printing and distribution of materials pertaining to contract owner meetings). This fee is not deducted from the GIA or MVA.

    No surrender or annual administrative charges will be deducted for contracts sold to registered representatives of the principal underwriter or to officers, directors and employees of PHL Variable or its affiliates and their spouses; or to employees or agents who retire from PHL Variable or its affiliates or PEPCO, or its affiliates or to registered representatives of broker-dealers with whom PEPCO has selling agreements.

MARKET VALUE ADJUSTMENT
    Any withdrawal from your MVA will be subject to a market value adjustment. See the MVA prospectus for information relating to this option.

OTHER CHARGES

    As compensation for investment management services, the Advisors are entitled to a fee, payable monthly and based on an annual percentage of the average daily net asset values of each series. These fund charges and other fund expenses are described more fully in the fund prospectuses.


THE ACCUMULATION PERIOD
--------------------------------------------------------------------------------
    The accumulation period is that time before annuity payments begin that your payments into the contract remain invested.

ACCUMULATION UNITS
    Your initial payments will be applied within two days of our receipt if the application for a contract is complete. If an incomplete application is completed within five business days of receipt by our Annuity Operations Division, your payment will be applied within two days of the completion of the application. If our Annuity Operations Division does not accept the application within five business days or if an order form is not completed within five business days of receipt by our Annuity

Operations Division, then your payment will be immediately returned unless you request us to hold it while the application is completed. Additional payments allocated to the GIA or MVA are deposited on the date of receipt of payment at our Annuity Operations Division. Additional payments allocated to subaccounts are used to purchase accumulation units of the subaccount(s), at the value of such units next determined after the receipt of the payment at our Annuity Operations Division. The number of accumulation units of a subaccount purchased with a specific payment will be determined by dividing the payment by the value of an accumulation unit in that subaccount next determined after receipt of the payment. The value of the accumulation units of a subaccount will vary depending upon the investment performance of the applicable series of the funds, the expenses charged against the fund and the charges and deductions made against the subaccount.

ACCUMULATION UNIT VALUES
    On any date before the maturity date of the contract, the total value of the accumulation units in a subaccount can be computed by multiplying the number of such units by the value of an accumulation unit on that date. The value of an accumulation unit on a day other than a valuation date is the value of the accumulation unit on the next valuation date. The number of accumulation units credited to you in each subaccount and their current value will be reported to you at least annually.

TRANSFERS
    You may at anytime prior to the maturity date of your contract, elect to transfer all or any part of the contract value among one or more subaccounts, the GIA or MVA. A transfer from a subaccount will result in the redemption of accumulation units and, if another subaccount is selected, in the purchase of accumulation units. The exchange will be based on the values of the accumulation units next determined after the receipt by our Annuity Operations Division of written notice of election in a form satisfactory to us. A transfer among subaccounts, the GIA or MVA does not automatically change the payment allocation schedule of your contract.


    You may also request transfers and changes in payment allocations among available subaccounts, the GIA or MVA by calling our Annuity Operations Division at 800-541-0171 between the hours of 8:30 a.m. and 4:00 p.m. eastern time on any valuation date. You may permit your registered representative to submit transfer requests on your behalf. We will employ reasonable procedures to confirm that telephone instructions are genuine. We will require verification of account information and will record telephone instructions on tape. All telephone transfers and allocation changes will be confirmed in writing to you. To the extent that procedures reasonably designed to prevent unauthorized transfers are not followed, we may be liable for following telephone instructions for transfers that prove to be fraudulent. However, you will bear the risk of loss resulting from instructions entered by an unauthorized third party we reasonably believe to be genuine. These telephone exchange and allocation change privileges may be modified or terminated at any time. In particular, during times of extreme market volatility, telephone privileges may be difficult to exercise. In such cases you should submit written instructions.


    Unless we otherwise agree or unless the Dollar Cost Averaging Program has been elected (see below), you may make only one transfer per contract year from the GIA. Nonsystematic transfers from the GIA and MVA will be made on the date of receipt by our Annuity Operations Division except as you may otherwise request. For nonsystematic transfers, the amount that may be transferred from the GIA at any one time cannot exceed the greater of $1,000 or 25% of the contract value in the GIA at the time of transfer. For nonsystematic transfers from the MVA, the market value adjustment may be applied. See the MVA prospectus for more information.

    Because excessive trading can hurt fund performance and therefore be detrimental to all contract owners, we reserve the right to temporarily or permanently terminate exchange privileges or reject any specific order from anyone whose transactions seem to follow a timing pattern, including those who request more than one exchange out of a subaccount within any 30-day period. We will not accept batch transfer instructions from registered representatives (acting under powers of attorney for multiple contract owners), unless we have entered into a third-party transfer service agreement with the registered representative's broker-dealer firm. If we reject a transfer for any of these reasons, we will notify you of our decision in writing.

    No surrender charge will be assessed when a transfer is made. The date a payment was originally credited for the purpose of calculating the surrender charge will remain the same. Currently, there is no charge for transfers; however, we reserve the right to charge a transfer fee of $10 per transfer after the first two transfers in each contract year to defray administrative costs. Currently, unlimited transfers are permitted; however, we reserve the right to change our policy to limit the number of transfers made during each contract year. However, you will be permitted at least six transfers during each contract year. There are additional restrictions on transfers from the GIA as described above and in the section titled, "GIA." See the MVA prospectus for information regarding transfers from the MVA.


    Currently, contracts in the annuity period are not able to make transfers between subaccounts.


OPTIONAL PROGRAMS AND BENEFITS

DOLLAR COST AVERAGING PROGRAM
    You also may elect to transfer funds automatically among the subaccounts or GIA on a monthly, quarterly, semiannual or annual basis under the Dollar Cost Averaging Program. Generally, the minimum initial and subsequent transfer amounts are $25 monthly, $75 quarterly, $150 semiannually or $300 annually. You must have an initial value of $2,000 in the GIA or in the subaccount from which funds will be transferred (sending subaccount), and if the value in that subaccount or the GIA drops below the amount to be transferred, the entire remaining balance will be transferred and no more systematic transfers will be processed. Also, payments of $1,000,000 or more require our approval before we will accept them for processing. Funds may be transferred from only one sending subaccount or from the GIA but may be allocated to multiple receiving subaccounts. Under the Dollar Cost Averaging Program, you may transfer approximately equal amounts from the GIA over a period of 6 months or longer. Transfers under the Dollar Cost Averaging Program are not subject to the general restrictions on transfers from the GIA. This program is not available for the MVA.

    Upon completion of the Dollar Cost Averaging Program, you must notify us at 800/541-0171 or in writing to our Annuity Operations Division to start another Dollar Cost Averaging Program.

    All transfers under the Dollar Cost Averaging Program will be executed on the basis of values as of the first of the month rather than on the basis of values next determined after receipt of the transfer request. If the first of the month falls on a holiday or weekend, then the transfer will be processed on the next succeeding business day.

    The Dollar Cost Averaging Program is not available to individuals who invest via a bank draft program or while the Asset Rebalancing Program is in effect.

    The Dollar Cost Averaging Program does not ensure a profit nor guarantee against a loss in a declining market. There is no cost associated with participating in this program.

    We may at different times offer an Enhanced Dollar Cost Averaging Program. New premium allocated to the GIA for transfer out to the subaccounts under an Enhanced Dollar Cost Averaging Program will be credited with an interest rate higher than the current GIA interest rate. New premium allocated to the GIA for transfer out to the subaccounts under an Enhanced Dollar Cost Averaging Program can only be transferred to the subaccounts and will not be subject to the Maximum GIA Percentage.

ASSET REBALANCING PROGRAM
    Under the Asset Rebalancing Program, we transfer funds among the subaccounts to maintain the percentage allocation you have selected among these subaccounts. At your election, we will make these transfers on a monthly, quarterly, semiannual or annual basis.

    Asset Rebalancing does not permit transfers to or from the GIA or the MVA.

    The Asset Rebalancing Program does not ensure a profit nor guarantee against a loss in a declining market. There is no cost associated with participating in this program.

SYSTEMATIC WITHDRAWAL PROGRAM
    Prior to the maturity date, you may partially withdraw amounts automatically on a monthly, quarterly, semiannual or annual basis under the Systematic Withdrawal Program.

    The minimum withdrawal amount is $100. Withdrawals will be processed on each monthly contract anniversary and any applicable premium tax and surrender charges will be applied.

    You may start or terminate this program by sending written instructions to our Annuity Operations Division. This program is not available on or after the maturity date.

INTEREST INVESTMENT PROGRAM
    We may at different times offer an Interest Investment Program. Under this program, interest earned on premium allocated to the GIA will automatically be transferred out to any of the subaccounts under the separate account.

    You may elect to transfer interest earned on premium allocated to the GIA on a monthly, quarterly, semiannual or annual basis. The amount that we transfer under the program will be based on the interest earned for the period you elect. We will process the automatic transfers on the first day of the month for the period that applies following our receipt of your transfer request. Should the first day of the applicable month fall on a holiday or weekend, we will process the transfer on the next business day.

    You must have a value of $10,000 in the GIA at all times to keep this program in effect. If the value in the GIA drops below $10,000 for any reason, then no more automatic transfers will be processed under the program. To start or stop the Interest Investment Program, you must notify us at 800/541-0171 or send a written request to our Annuity Operations Division.

    Transfers under the Interest Investment Program are not subject to the general restrictions on transfers from the GIA.

    The Interest Investment Program is not available to individuals who invest via a bank draft program or while the Dollar Cost Averaging Program or Asset Rebalancing Program are in effect.

GUARANTEED MINIMUM INCOME BENEFIT RIDER ("GMIB")
    This optional rider provides a benefit that guarantees minimum monthly fixed annuity payments. The minimum monthly fixed annuity payment amount is calculated by multiplying the guaranteed annuitization value by the annuity payment option rate for the annuity payment option selected under the rider.

    The benefit provided by this rider will not be available until the later of 7 years after the rider is added to the contract ("rider date") or the contract anniversary following the oldest annuitant's 60th birthday. For example, if you were age 40 when you bought the contract with the rider, the earliest you could exercise the benefit under the rider would be when you reached age 60. While the benefit is available, you can only exercise it within 30 days following any contract anniversary. This benefit will not be available 30 days after the contract anniversary following the oldest annuitant's 90th birthday.

GUARANTEED ANNUITIZATION VALUE
    On and before the contract anniversary following the older annuitant's 85th birthday, the guaranteed annuitization value shall be equal to the lesser of (i) the sum of (A plus B) minus (C plus D), or (ii) 200% of all premium payments minus the sum of the guaranteed annuitization value reductions, where:

    A= the contract value on the rider date accumulated at an effective annual rate (as determined below in the provision entitled "Effective Annual Rate") starting on the rider date and ending on the date the guaranteed annuitization value is calculated.

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

    B= the sum of premium payments made after rider date minus any taxes paid, accumulated at an effective annual rate starting on the date each premium payment is applied to the contract and ending on the date the guaranteed annuitization value is calculated.

    C= the sum of the guaranteed annuitization value reductions, accumulated at an effective annual rate starting on the date each withdrawal occurs and ending on the date the guaranteed annuitization value is calculated.

    D=   any tax that may be due.

    After the contract anniversary following the older annuitant's 85th birthday, the guaranteed annuitization value shall equal the lesser of (i) (A plus B) minus (C plus D), or (ii) 200% of all premium payments minus the sum of the guaranteed annuitization value reductions, where:

    A= the guaranteed annuitization value on the contract anniversary following the older annuitant's 85th birthday.

    B= the sum of premium payments made after the contract anniversary following the older annuitant's 85th birthday.

    C= the sum of the guaranteed annuitization value reductions determined for withdrawals occurring after the contract anniversary following the older annuitant's 85th birthday.

    D=   any tax that may be due.

GUARANTEED ANNUITIZATION VALUE REDUCTION
    A guaranteed annuitization value reduction is an amount determined for each withdrawal that occurs on or after the rider date. The reduction is equal to the guaranteed annuitization value immediately prior to a withdrawal, multiplied by the percentage reduction in contract value as a result of the withdrawal.

EFFECTIVE ANNUAL RATE
    On the rider date, we will set the effective annual rate of accumulation to 5%. After the first contract year, this rate may be adjusted based on the value of the Guaranteed Interest Account (GIA) in relation to the total contract value as described below:

    After the first contract year, we will reset the effective annual rate to 0% if the value of the GIA is greater than 40% of the total contract value on any of the following dates:

1. each date we process a premium payment.
2. each date we process a transfer.
3. each date we process a withdrawal.

    Subsequently, we will raise the effective annual rate to 5% if the current effective annual rate is equal to 0% and the value of the GIA is less than or equal to 40% of the total contract value on any of the following dates:

1. each date we process a premium payment.
2. each date we process a transfer.
3. each date we process a withdrawal.
4. each contract anniversary.

RIDER FEE

     For contracts issued before September 8, 2003, the fee for this rider is equal to 0.40% multiplied by the guaranteed annuitization value on the date the rider fee is deducted. For contracts issued on or after September 8, 2003, and subject to state insurance department approval, the fee for this rider is equal to 0.60% multiplied by the guaranteed annuitization value on the date the rider fee is deducted. We will deduct the rider fee on each contract anniversary that this rider is in effect and upon full surrender of the contract. The rider fee will be deducted from the total contract value with each subaccount, GIA and MVA if available bearing a pro rata share of such fee based on the proportionate contract value of each subaccount, GIA and MVA. We will waive the rider fee if the contract value on any contract anniversary is greater than twice the guaranteed annuitization value.


TERMINATION OF THIS RIDER

     You may not terminate this rider by request. This rider will terminate on the first of any of the following events to occur:


1. the 30th day after the last contract anniversary that occurs after the oldest annuitant's 90th birthday;

2. the termination of the contract to which this rider is attached;

3. the date a death benefit becomes payable under the contract to which this rider is attached;

4. the date annuity payments commence under the contract to which this rider is attached; and

5. the death of the last surviving annuitant or joint annuitant named under this rider.

GMIB ANNUITY PAYMENT OPTIONS
    Under this rider, you may only elect one of the following annuity payment options:

    GMIB OPTION A - LIFE ANNUITY WITH SPECIFIED PERIOD CERTAIN: fixed annuity payable monthly while the annuitant named under this rider is living or, if later, until the end of the specified period certain. The period certain may be specified as 5 or 10 years. The period certain must be specified on the date the benefit is exercised. If the annuitant dies prior to the end of the period certain, the remaining period certain annuity payments will continue. No monthly payment, death benefit or refund is payable if any annuitant dies after the end of the period certain. This option is not available if the life expectancy of the annuitant is less than the period certain on the date the benefit is exercised.

    GMIB OPTION B - NON-REFUND LIFE ANNUITY: a fixed annuity payable monthly while any annuitant named under this rider is living. No monthly payment, death benefit or refund is payable after the death of the annuitant.

    GMIB OPTION D - JOINT AND SURVIVORSHIP LIFE ANNUITY: in addition to other applicable restrictions, a fixed annuity payable monthly while either the annuitant or joint annuitant named under this rider is living. This option is only available if the annuitant and joint annuitant named under this rider are both alive on the date the benefit is exercised. No monthly payment, death benefit or refund is payable after the death of the surviving annuitant.

    GMIB OPTION F - JOINT AND SURVIVORSHIP LIFE ANNUITY WITH 10-YEAR PERIOD
CERTAIN: in addition to other applicable restrictions, a fixed annuity payable monthly while either the annuitant or joint annuitant named under this rider is living, or if later, the end of 10 years. This option is only available if the annuitant and joint annuitant named under this rider are both alive on the date the benefit is exercised. If the surviving annuitant dies prior to the end of the 10-year period certain, the remaining period certain annuity payments will continue. No monthly payment, death benefit or refund is payable if the surviving annuitant dies after the end of the 10-year period certain. This option is not available if the life expectancy of the older annuitant is less than 10 years on the date the benefit is exercised.

--------------------------------------------------------------------------------
                    IMPORTANT INFORMATION REGARDING THE GMIB

    While the GMIB does provide guaranteed minimum fixed annuity payments, it may not be appropriate for all investors and should be understood completely before you elect it.

o The GMIB does not provide contract value or in any way guarantee the investment performance of any investment option available under the contract.

o The minimum monthly fixed annuity payment amount provided by the GMIB may be less than the annuity payment amount under the contract even if the guaranteed annuitization value is greater than the contract value.

o   The GMIB is irrevocable once elected.

o You may not change any annuitant or joint annuitant while the GMIB is in effect.

o The GMIB does not restrict or limit your right to annuitize at other times permitted under the contract, but doing so will terminate the GMIB.

o You should consult with a qualified financial advisor if you are considering the GMIB.

o The GMIB is only available if approved in your state and if we offer it for use with the contract.
--------------------------------------------------------------------------------

SURRENDER OF CONTRACT; PARTIAL WITHDRAWALS
    If the annuitant is living, amounts held under the contract may be withdrawn in whole or in part prior to the maturity date, or after the maturity date under Annuity Payment Options K or L. Prior to the maturity date, you may withdraw up to 10% of the contract value in a contract year, either in a lump sum or by multiple scheduled or unscheduled partial withdrawals, without the imposition of a surrender charge. During the first contract year, the 10% withdrawal without a surrender charge is available only on contracts issued on or after May 1, 1996, and will be determined based on the contract value at the time of the first partial withdrawal. In all subsequent years, the 10% will be based on the previous contract anniversary value. A signed written request for withdrawal must be sent to our Annuity Operations Division. If you have not yet reached age 59 1/2, a 10% penalty tax may apply on taxable income withdrawn. See "Federal Income Taxes." The appropriate number of accumulation units of a subaccount will be redeemed at their value next determined after the receipt by our Annuity Operations Division of a written notice in a form satisfactory to us. Accumulation units redeemed in a partial withdrawal from multiple subaccounts will be redeemed on a pro rata basis unless you designate otherwise. Contract values in the GIA or MVA will also be withdrawn on a pro rata basis unless you designate otherwise. Withdrawals from the MVA may be subject to the market value adjustment. See the MVA prospectus. The resulting cash payment will be made in a single sum, ordinarily within seven days after receipt of such notice. However, redemption and payment may be delayed under certain circumstances. See "Deferment of Payment." There may be adverse tax consequences to certain surrenders and partial withdrawals. See "Surrenders or Withdrawals Prior to the Contract Maturity Date." Certain restrictions on redemptions are imposed on contracts used in connection with Internal Revenue Code Section 403(b) plans. Although loans are available under 403(b) plans only, certain limitations may apply. See "Qualified Plans"; "Tax Sheltered Annuities."

    A deduction for surrender charges may be imposed on partial withdrawals from, and complete surrender of, a contract. See "Surrender Charges." Any surrender charge is imposed on a first-in, first-out basis.

    Any request for a withdrawal from, or complete surrender of, a contract should be mailed to our Annuity Operations Division.

LAPSE OF CONTRACT
    The contract will terminate and lapse without value, if on any valuation date:

o   the contract value is zero; or

o the premium tax reimbursement due on surrender or partial withdrawals is greater than or equal to the contract value (unless any contract value has been applied under one of the variable payment options).

    PHL Variable will notify you in writing that the contract has lapsed.

PAYMENT UPON DEATH BEFORE MATURITY DATE

WHO RECEIVES PAYMENT

o   DEATH OF AN OWNER/ANNUITANT
    If the owner/annuitant dies before the contract maturity date, the death benefit will be paid under the contract to the annuitant's beneficiary.

o   DEATH OF AN ANNUITANT WHO IS NOT THE OWNER
    If the owner and the annuitant are not the same and the annuitant dies prior to the maturity date, the contingent annuitant becomes the annuitant. If there is no contingent annuitant, the death benefit will be paid to the annuitant's beneficiary.

o   SPOUSAL BENEFICIARY CONTRACT CONTINUANCE
    If the spousal beneficiary continues the contract at the death of the owner/annuitant or owner who is not also the annuitant, the spousal beneficiary becomes the annuitant.

o   CONTINGENT ANNUITANT CONTRACT CONTINUANCE
    Upon the death of the annuitant who is not the owner provided a contingent annuitant was named prior to the death of the annuitant, the contract will continue with the contingent annuitant becoming the annuitant.

o   QUALIFIED CONTRACTS
    Under qualified contracts, the death benefit is paid at the death of the participant who is the annuitant under the contract.

    Death benefit payments must satisfy distribution rules. See "Federal Income Taxes--Qualified Plans."

o   OWNERSHIP OF THE CONTRACT BY A NON-NATURAL PERSON
    If the owner is not an individual, the death of the annuitant is treated as the death of the owner.

PAYMENT AMOUNT

o Upon the Death of the Annuitant or Owner/Annuitant who has not yet reached age 85.

    1. Death occurring in the first contract year--the greater of:

        a.  100% of payments, less any withdrawals; or
        b.  the contract value as of the claim date.

    2. Death occurring in any subsequent contract year--the greater of:

        a. the death benefit that would have been payable at the end of the previous contract year, plus any payments, less any withdrawals made since that date; or
        b.  the contract value as of the claim date.

o   AFTER THE ANNUITANT'S 85TH BIRTHDAY
    The death benefit (less any deferred premium tax) equals the contract value (no surrender charge is imposed) on the Claim date.

O   DEATH OF AN OWNER WHO IS NOT THE ANNUITANT
    Upon the death of an owner who is not the annuitant, provided that there is no surviving joint owner, the death proceeds will be paid to the owner's beneficiary. The death benefit is the greater of:

    a. 100% of payments, less any withdrawals, or
    b. the contract value as of the claim date.


    If the death benefit amount to be paid is less than $2,000, it will be paid in a single lump sum (see "Annuity Options"). Depending upon state law, the death benefit payment to the beneficiary may avoid probate and the death benefit may be reduced by any tax due. See "Deductions and Charges--Tax." See also, "Federal Income Taxes--Distribution at Death."


THE ANNUITY PERIOD
--------------------------------------------------------------------------------
    The annuity period is that period of time beginning after the end of the accumulation period and during which payments to you are made.

VARIABLE ACCUMULATION ANNUITY CONTRACTS

    Annuity payments will begin on the contract's maturity date if the annuitant is alive and the contract is still in force. Beginning on the maturity date, investment in the Separate Account is continued unless a Fixed Payment Annuity is elected. No surrender charge is taken. Each contract will provide, at the time of its issuance, for a Variable Payment Life Annuity with 10-Year Period Certain unless a different annuity option is elected by you. See "Annuity Payment Options." Under a Variable Payment Life Annuity with 10-Year Period Certain, annuity payments, which may vary in amount based on the performance of the subaccount selected, are made monthly for life and, if the annuitant dies within 10 years after the maturity date, the annuitant's beneficiary will be paid the payments remaining in the 10-year period. A different form of annuity may be elected by you prior to the maturity date. Once annuity payments have commenced, the annuity payment option may not be changed.


    If the amount to be applied on the maturity date is less than $2,000, we may pay such amount in one lump sum in lieu of providing an annuity. If the initial monthly annuity payment under an annuity payment option would be less than $20, we may make a single sum payment equal to the total contract value on the date the initial payment would be payable, or make periodic payments quarterly, semiannually or annually in place of monthly payments.

    Each contract specifies a provisional maturity date at the time of its issuance. You may subsequently elect a different maturity date. The maturity date may not be earlier than the fifth contract anniversary or later than the contract anniversary nearest the annuitant's 95th birthday unless the contract is issued in connection with certain qualified plans. Generally, under qualified plans, the maturity date must be such that distributions begin no later than April 1st of the calendar year following the later of: (a) the year in which the employee attains age 70 1/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to an IRA.

    The maturity date election must be made by written notice and must be received by our Annuity Operations Division 30 days before the provisional maturity date. If a maturity date, which is different from the provisional maturity date, is not elected by you, the provisional maturity date becomes the maturity date. Particular care should be taken in electing the maturity date of a contract issued under a Tax Sheltered Annuity (TSA), a Keogh Plan or an IRA plan. See "Tax Sheltered Annuities," "Keogh Plans" and "Individual Retirement Accounts."

ANNUITY PAYMENT OPTIONS
    Unless an alternative annuity payment option is elected on or before the maturity date, the amounts held under a contract on the maturity date automatically will be applied to provide a

10-year period certain variable payment monthly life annuity based on the life of the annuitant under Option I described below. Any annuity payments falling due after the death of the annuitant during the period certain will be paid to the annuitant's beneficiary. Each annuity payment will be based upon the value of the annuity units credited to the contract. The number of annuity units in each subaccount to be credited is based on the value of the accumulation units in that subaccount and the applicable annuity payment rate. The contract is issued with guaranteed minimum annuity payment rates, however, if the current rate is higher, we'll apply the higher rate. The payment rate differs according to the annuity payment option selected and the age of the annuitant. The annuity payment rate is applied and will determine all payments for the fixed annuity payment options and the first payment for the variable annuity payment options. The value of the annuity units will vary with the investment performance of each subaccount to which annuity units are credited. The initial payment will be calculated based on an assumed investment return of 4 1/2% per year. This rate is a fulcrum return around which variable annuity payments will vary to reflect whether actual investment experience of the subaccount is better or worse than the assumed investment return. The assumed investment return and the calculation of variable income payments for such 10-year period certain variable payment life annuity and for Options J and K described below are described in more detail in the contract and in the SAI.

    Instead of the 10-year period certain variable payment life annuity (see "Option I--Variable Payment Life Annuity with 10-Year Period Certain"), you may, by written request received by our Annuity Operations Division on or before the maturity date of the contract, elect any of the other annuity payment options described below. No surrender charge will be assessed under any annuity payment option, unless unscheduled withdrawals are made under Annuity Payment Options K or L.

    The level of annuity payments payable under the following annuity payment options is based upon the option selected. In addition, such factors as the age at which payments begin, the form of annuity, annuity payment rates, assumed investment rate (for variable payment annuities) and the frequency of payments will effect the level of annuity payments. The assumed investment rate is 4.5% per year. We use this rate to determine the first payment under Variable Payment Annuity Options I, J, K, M and N.

    We deduct a daily charge for mortality and expense risks and a daily administrative fee from contract values held in the subaccounts. See "Charges For Mortality and Expense Risks" and "Charges for Administrative Services." Therefore, electing Option K will result in a deduction being made even though we assume no mortality risk under that option.

    The following are descriptions of the annuity payment options available under a contract. These descriptions should allow you to understand the basic differences between the options, however, you should contact us well in advance of the date you wish to elect an option to obtain estimates of payments under each option.

OPTION A--LIFE ANNUITY WITH SPECIFIED PERIOD CERTAIN
    Provides a monthly income for the life of the annuitant. In the event of the annuitant's death, the annuity income will be paid to the beneficiary until the end of the specified period certain. For example, a 10-year period certain will provide a total of 120 monthly payments. The certain period may be 5, 10 or 20 years.

OPTION B--NON-REFUND LIFE ANNUITY
    Provides a monthly income for the lifetime of the annuitant. No income is payable after the death of the annuitant.

OPTION C--DISCONTINUED

OPTION D--JOINT AND SURVIVOR LIFE ANNUITY
    Provides a monthly income for the lifetimes of both the annuitant and a joint annuitant as long as either is living. In the event of the death of the annuitant or joint annuitant, the annuity income will continue for the life of the survivor. The amount to be paid to the survivor is 100% of the amount of the joint annuity payment, as elected at the time the annuity payment option is chosen. No income is payable after the death of the surviving annuitant.

    Under Option D, the joint annuitant must be named at the time this option is elected and cannot be changed. The joint annuitant must have reached an adjusted age of 40, as defined in the contract.

OPTION E--INSTALLMENT REFUND LIFE ANNUITY
    Provides a monthly income for the life of the annuitant. In the event of the annuitant's death, the annuity income will continue to the annuitant's beneficiary until the amount applied to purchase the annuity has been distributed.

OPTION F--JOINT AND SURVIVOR LIFE ANNUITY WITH 10-YEAR PERIOD CERTAIN
    Provides a monthly income for the lifetime of both the annuitant and a joint annuitant as long as either is living. In the event of the death of the annuitant or joint annuitant, the annuity income will continue for the life of the survivor. If the survivor dies prior to the end of the 10-year period, the annuity income will continue to the named beneficiary until the end of the 10-year period certain.

    Under Option F, the joint annuitant must be named at the time this option is elected and cannot be changed. The joint annuitant must have reached an adjusted age of 40, as defined in the contract.

OPTION G--PAYMENTS FOR SPECIFIED PERIOD
    Provides equal income installments for a specified period of years whether the annuitant lives or dies. Any specified whole number of years from 5 to 30 years may be elected.

OPTION H--PAYMENTS OF SPECIFIED AMOUNT
    Provides equal installments of a specified amount over a period of at least five years. The specified amount may not be greater than the total annuity amount divided by five annual installment payments. If the annuitant dies prior to the end of the elected period certain, annuity payments will continue to the annuitant's beneficiary until the end of the elected period certain.

OPTION I--VARIABLE PAYMENT LIFE ANNUITY WITH 10-YEAR PERIOD CERTAIN
    Unless another annuity payment option has been elected, this option will automatically apply to any contract proceeds payable on the maturity date. It provides a variable payout monthly annuity for the life of the annuitant. In the event of the death of the annuitant, during the first 10 years after payout commences, the annuity payments are made to the annuitant's beneficiary until the end of that 10-year period. The 10-year period provides a total of 120 monthly payments. Payments will vary as to dollar amount, based on the investment experience of the subaccounts in which proceeds are invested.

OPTION J--JOINT SURVIVOR VARIABLE PAYMENT LIFE ANNUITY WITH 10-YEAR PERIOD
CERTAIN
    Provides a variable payout monthly annuity while the annuitant and the designated joint annuitant are living and continues thereafter during the lifetime of the survivor or, if later, until the end of a 10-year period certain. Payments will vary as to dollar amount, based on the investment experience of the subaccounts in which proceeds are invested. The joint annuitant must be named at the time this option is elected and cannot be changed. The joint annuitant must have reached an adjusted age of 40, as defined in the contract. This option is not available for payment of any death benefit under the contract.

OPTION K--VARIABLE PAYMENT ANNUITY FOR A SPECIFIED PERIOD
    Provides variable payout monthly income installments for a specified period of time, whether the annuitant lives or dies. The period certain specified must be in whole numbers of years from 5 to 30. However, the period certain selected by the beneficiary of any death benefit under the contract may not extend beyond the life expectancy of such beneficiary. A contract owner may at anytime request unscheduled withdrawals representing part or all of the remaining contract value less any applicable contingent deferred surrender charge.

OPTION L--VARIABLE PAYMENT LIFE EXPECTANCY ANNUITY
    Provides a variable payout monthly income payable over the annuitant's annually recalculated life expectancy or the annually recalculated life expectancy of the annuitant and joint annuitant. A contract owner may at anytime request unscheduled withdrawals representing part or all of the remaining contract value less any applicable contingent deferred surrender charge. Upon the death of the annuitant (and joint annuitant, if there is a joint annuitant), the remaining contract value will be paid in a lump sum to the annuitant's beneficiary.

OPTION M--UNIT REFUND VARIABLE PAYMENT LIFE ANNUITY
    Provides variable monthly payments as long as the annuitant lives. If the annuitant dies, the annuitant's beneficiary will receive the value of the remaining annuity units in a lump sum.

OPTION N--VARIABLE PAYMENT NON-REFUND LIFE ANNUITY
    Provides a variable monthly income for the life of the annuitant. No income or payment to a beneficiary is paid after the death of the annuitant.

OTHER OPTIONS AND RATES
    We may offer other annuity payment options at the time a contract reaches its maturity date. In addition, in the event that annuity payment rates for contracts are at that time more favorable than the applicable rates guaranteed under the contract, the current annuity payment rates shall be used in determining the amount of any annuity payment under the Annuity Payment Options above.

OTHER CONDITIONS
    Federal income tax requirements currently applicable to most qualified plans provide that the period of years guaranteed under joint and survivorship annuities with specified periods certain (see "Option F" and "Option J" above) cannot be any greater than the joint life expectancies of the payee and his or her spouse.

    Federal income tax requirements also provide that participants in regular or SIMPLE IRAs must begin minimum distributions by April 1 of the year following the year in which they attain age 70 1/2. Minimum distribution requirements do not apply to Roth IRAs. Distributions from qualified plans generally must begin by the later of actual retirement or April 1 of the year following the year participants attain age 70 1/2. Any required minimum distributions must be such that the full amount in the contract will be distributed over a period not greater than the participant's life expectancy, or the combined life expectancy of the participant and his or her spouse or designated beneficiary. Distributions made under this method are generally referred to as Life Expectancy Distributions ("LEDs"). An LED program is available to participants in qualified plans or IRAs. Requests to elect this program must be made in writing.

    Under the LED program, regardless of contract year, amounts up to the required minimum distribution may be withdrawn without a deduction for surrender charges, even if the minimum distribution exceeds the 10% allowable amount. See "Surrender Charges." Any amounts withdrawn that have not been held under a contract for at least six years and are in excess of both the minimum distribution and the 10% free available amount will be subject to any applicable surrender charge.

    If the initial monthly annuity payment under an Annuity Option would be less than $20, we may make a single sum payment equal to the contract value on the date the initial payment would be payable, in place of all other benefits provided by the contract, or, may make periodic payments quarterly, semiannually or annually in place of monthly payments.

    Currently, transfers between subaccounts are not available for amounts allocated to any of the variable payment annuity options.

PAYMENT UPON DEATH AFTER MATURITY DATE
    If an owner who also is the annuitant dies on or after the maturity date, except as otherwise may be provided under any supplementary contract between the owner and us, we will pay to the owner/annuitant's beneficiary any annuity payments due during any applicable period certain under the Annuity Option in effect on the annuitant's death. If the annuitant who is not the owner dies on or after the maturity date, we will pay any remaining annuity payments to the annuitant's beneficiary according to the payment option in effect at the time of the annuitant's death. If an owner who is not the annuitant dies on or after the maturity date, we will pay any remaining annuity payments to the owner's beneficiary according to the payment option in effect at the time of the owner's death.

VARIABLE ACCOUNT VALUATION PROCEDURES
--------------------------------------------------------------------------------

VALUATION DATE
    A valuation date is every day the New York Stock Exchange ("NYSE") is open for trading and we are open for business. However, transaction processing may be postponed for the following reasons:

1.   the NYSE is closed or may have closed early;
2.   the SEC has determined that a state of emergency exists; or
3. on days when a certain market is closed (e.g., the U.S. Government bond market is closed on Columbus Day and Veteran's Day).

    The NYSE Board of Directors reserves the right to change the NYSE schedule as conditions warrant. On each valuation date, the value of the Separate Account is determined at the close of the NYSE (usually 4:00 p.m. eastern time). The NYSE is scheduled to be closed on the following days:

==================================================
New Year's Day                  Independence Day
--------------------------------------------------
Martin Luther King, Jr. Day     Labor Day
--------------------------------------------------
Washington's Birthday           Thanksgiving Day
--------------------------------------------------
Good Friday                     Christmas Day
--------------------------------------------------
Memorial Day
==================================================


VALUATION PERIOD
    Valuation period is that period of time from the beginning of the day following a valuation date to the end of the next following valuation date.

ACCUMULATION UNIT VALUE
    The value of one accumulation unit was set at $1.000 on the date assets were first allocated to a subaccount. The value of one accumulation unit on any subsequent valuation date is determined by multiplying the immediately preceding accumulation unit value by the applicable net investment factor for the valuation period ending on such valuation date. After the first valuation period, the accumulation unit value reflects the cumulative investment experience of that subaccount.

NET INVESTMENT FACTOR
    The net investment factor for any valuation period is equal to 1.000 plus the applicable net investment rate for such valuation period. A net investment factor may be more or less than 1.000 depending on whether the assets gained or lost value that day. To determine the net investment rate for any valuation period for the funds allocated to each subaccount, the following steps are taken: (a) the aggregate accrued investment income and capital gains and losses, whether realized or unrealized, of the subaccount for such valuation period is computed, (b) the amount in (a) is then adjusted by the sum of the charges and credits for any applicable income taxes and the deductions at the beginning of the valuation period for mortality and expense risk charges and daily administration fee, and (c) the results of (a) as adjusted by (b) are divided by the aggregate unit values in the subaccount at the beginning of the valuation period.

MISCELLANEOUS PROVISIONS
--------------------------------------------------------------------------------
ASSIGNMENT
    Owners of contracts issued in connection with non-tax qualified plans may assign their interest in the contract without the consent of the beneficiary. A written notice of such assignment must be filed with our Annuity Operations Division before it will be honored.

    A pledge or assignment of a contract is treated as payment received on account of a partial surrender of a contract. See "Surrenders or Withdrawals Prior to the Contract Maturity Date."

    In order to qualify for favorable tax treatment, contracts issued in connection with tax qualified plans may not be sold, assigned, discounted or pledged as collateral for a loan or as security for the performance of an obligation, or for any other purpose, to any person other than to us.

DEFERMENT OF PAYMENT
    Payment of the contract value in a single sum upon a withdrawal from, or complete surrender of, a contract ordinarily will be made within seven days after receipt of the written request by our Annuity Operations Division. However, we may postpone payment of the value of any accumulation units at times
(a) when the NYSE is closed, other than customary weekend and holiday closings,
(b) when trading on the NYSE is restricted, (c) when an emergency exists as a result of which disposal of securities in the series is not reasonably practicable or it is not reasonably practicable to determine the contract value or (d) when a governmental body having jurisdiction over us by order permits such suspension. Rules and regulations of the SEC, if any, are applicable and will govern as to whether conditions described in (b), (c) or (d) exist.

FREE LOOK PERIOD

    We may mail the contract to you or we may deliver it to you in person. You may surrender a contract for any reason within ten days after you receive it and receive in cash the adjusted value of your initial payment. (A longer Free Look Period may be required by your state.) You may receive more or less than the initial payment depending on investment experience within the subaccounts during the Free Look Period. If a portion or all of your initial payment has been allocated to the GIA, we also will refund any earned interest. If a portion or all of your initial payment has been allocated to the MVA, we will apply the market value adjustment which can increase or decrease your initial payment. If applicable state law requires, we will return the full amount of any payments we received.


    During periods of extreme market volatility, we reserve the right to make the Temporary Money Market Allocation Amendment available. We will generally allocate the premium payment, less applicable charges, according to your instructions when we receive your completed application. We may issue some contracts with a Temporary Money Market Allocation Amendment. Under this amendment we allocate the net premium payment and the net of other premium payments paid during your Free Look Period to the Phoenix-Goodwin Money Market Series. When your Free Look Period expires we allocate the contract value among the subaccounts, the GIA and/or MVA according to your instructions. We may use the Temporary Money Market Allocation Amendment depending on the state of issue and under certain other circumstances.


AMENDMENTS TO CONTRACTS
    Contracts may be amended to conform to changes in applicable law or interpretations of applicable law, or to accommodate design changes. Changes in the contract may need to be approved by contract owners and state insurance departments. A change in the contract which necessitates a corresponding change in the prospectus or the SAI must be filed with the SEC.

SUBSTITUTION OF FUND SHARES
    Although we believe it to be highly unlikely, it is possible that in the judgment of our management, one or more of the series of the funds may become unsuitable for investment by contract owners because of a change in investment policy, or a change in the tax laws, or because the shares are no longer available for investment. In that event, we may seek to substitute the shares of another series or the shares of an entirely different fund. Before this can be done, the approval of the SEC, and possibly one or more state insurance departments, will be required.

OWNERSHIP OF THE CONTRACT
    Ordinarily, the purchaser of a contract is both the owner and the annuitant and is entitled to exercise all the rights under the contract. However, the owner may be an individual or entity other than the annuitant. Spouses may own a contract as joint owners. Transfer of the ownership of a contract may involve federal income tax consequences, and a qualified adviser should be consulted before any such transfer is attempted.


FEDERAL INCOME TAXES
--------------------------------------------------------------------------------
INTRODUCTION
    The contracts are designed for use with retirement plans which may or may not be tax-qualified plans ("qualified plans") under the provisions of the Internal Revenue Code of 1986, (the "Code"). The ultimate effect of federal income taxes on the amounts held under a contract, on annuity payments and on the economic benefits of the contract owner, annuitant or beneficiary depends on our income tax status, on the type of retirement plan for which the contract is purchased, and upon the income tax and employment status of the individual concerned.

    The following discussion is general in nature and is not intended as tax advice. The income tax rules are complicated and this discussion is intended only to make you aware of the issues. Each person concerned should consult a professional tax advisor. No attempt is made to consider any estate or inheritance taxes or any applicable state, local or other tax laws. Moreover, the discussion is based upon our understanding of the federal income tax laws as they are currently interpreted. No representation is made regarding the likelihood of continuation of the federal income tax laws or the current interpretations by the Internal Revenue Service (the "IRS"). We do not guarantee the tax status of the contracts or any transactions involving the contracts. Purchasers bear the complete risk that the contracts may not be treated as "annuity contracts" under federal income tax laws. For a discussion of federal income taxes as they relate to the funds, please see the fund prospectuses.


INCOME TAX STATUS

    We are taxed as a life insurance company under Part 1 of Subchapter L of the Code. Since the Separate Account is not a separate entity from PHL Variable and its operations form a part of PHL Variable, it will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains on the assets of the Separate Account are reinvested and taken into account in determining the contract value. Under existing federal income tax law, the Separate Account's investment income, including realized net capital gains, is not taxed to us. We reserve the right to make a deduction for taxes should they be imposed on us with respect to such items in the future.

TAXATION OF ANNUITIES IN GENERAL--NONQUALIFIED PLANS
    Section 72 of the Code governs taxation of annuities. In general, a contract owner is not taxed on increases in value of the units held under a contract until some form of distribution is made. However, in certain cases the increase in value may be subject to tax currently. In the case of contracts not owned by natural persons, see "Contracts Owned by Non-Natural Persons." In the case of contracts not meeting the diversification requirements, see "Diversification Standards."

    As the owner of the contract, you may elect one of the available death benefit guarantees under the contract. One or more of the options available may, in some cases, exceed the greater of the sum of premium payments or the contract value. The IRS may take the position with respect to these death benefit guarantees that they are not part of the annuity contract. In such a case, the charges against the cash value of the annuity contract or charges withheld from a rollover for the benefits would be considered distributions subject to tax, including penalty taxes, and charges withheld from purchase payments for the contract would not be deductible. If the IRS were to take this position, we would take all reasonable steps to avoid this result, which would include the right to amend the contract, with appropriate notice to you. You should consult with your tax advisor before electing a death benefit guarantee under this contract or any amendments, benefits or endorsements to the contract.

SURRENDERS OR WITHDRAWALS PRIOR TO THE CONTRACT MATURITY DATE
    Code Section 72 provides that a withdrawal or surrender of the contract prior to the contract maturity date will be treated as taxable income to the extent the amounts held under the contract exceed the "investment in the contract." The "investment in the contract" is that portion, if any, of purchase payments by or on behalf of an individual under a contract that have not been excluded from the individual's gross income. The taxable portion is taxed as ordinary income in an amount equal to the value of the amount received in excess of the "investment in the contract" on account of a withdrawal or surrender of a contract. For purposes of this rule, a pledge or assignment of a contract is treated as a payment received on account of a withdrawal from a contract.

SURRENDERS OR WITHDRAWALS ON OR AFTER THE CONTRACT MATURITY DATE
    Upon receipt of a lump sum payment under the contract, the recipient is taxed on the portion of the payment that exceeds the investment in the contract. Ordinarily, such taxable portion is taxed as ordinary income.

    For fixed annuity payments, the taxable portion of each payment is determined by using a formula known as the "exclusion ratio," which establishes the ratio that the investment in the contract bears to the total expected amount of annuity payments for the term of the contract. That ratio is then applied to each payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxed as ordinary income. For variable annuity payments, the taxable portion is determined by a formula that establishes a specific dollar amount of each payment that is not taxed. The dollar amount is determined by dividing the investment in the contract by the total number of expected periodic payments. The remaining portion of each payment is taxed as ordinary income. Once the excludable portion of annuity payments equals the investment in the contract, the balance of the annuity payments will be fully taxable. For certain types of qualified plans, there may be no investment in the contract resulting in the full amount of the payments being taxable. A simplified method of determining the exclusion ratio is effective with respect to qualified plan annuities started after November 18, 1996.


    Withholding of federal income taxes on all distributions may be required unless the recipient elects not to have any amounts withheld and properly notifies our Annuity Operations Division of that election.


PENALTY TAX ON CERTAIN SURRENDERS AND WITHDRAWALS
    Amounts surrendered, withdrawn or distributed before the taxpayer reaches age 59 1/2 are subject to a penalty tax equal to ten percent (10%) of the portion of such amount that is includable in gross income. However, the penalty tax will not apply to withdrawals: (i) made on or after the death of the contract owner (or where the contract owner is not an individual, the death of the "primary annuitant," who is defined as the individual the events in whose life are of primary importance in affecting the timing and amount of the payout under the contract); (ii) attributable to the taxpayer's becoming totally disabled within the meaning of Code Section 72(m)(7); (iii) which are part of a series of substantially equal periodic payments made (not less frequently than annually) for the life (or life expectancy) of the taxpayer, or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (iv) from certain qualified plans (such distributions may, however, be subject to a similar penalty under Code Section 72(t) relating to distributions from qualified retirement plans and to a special penalty of 25% applicable specifically to SIMPLE IRAs or other special penalties applicable to Roth IRAs);
(v) allocable to investment in the contract before August 14, 1982; (vi) under a qualified funding asset (as defined in Code Section 130(d)); (vii) under an immediate annuity contract (as defined in Code Section 72(u)(4)); or (viii) that are purchased by an employer on termination of certain types of qualified plans and which are held by the employer until the employee separates from service.

    If the penalty tax does not apply to a withdrawal as a result of the application of item (iii) above, and the series of payments are subsequently modified (other than by reason of death or disability), the tax for the first year when the modification occurs will be increased by an amount (determined by the Treasury regulations) equal to the tax that would have been imposed but for item (iii) above, plus interest for the deferral period, but only if the modification takes place: (a) within 5 years from the date of the first payment, or (b) before the taxpayer reaches age 59 1/2.

    Separate tax withdrawal penalties apply to qualified plans. See "Penalty Tax on Surrenders and Withdrawals from Qualified Contracts."


ADDITIONAL CONSIDERATIONS


DISTRIBUTION-AT-DEATH RULES
    In order to be treated as an annuity contract for federal income tax purposes, a contract must provide the following two distribution rules: (a) if the contract owner dies on or after the contract maturity date, and before the entire interest in the contract has been distributed, the remainder of the contract owner's interest will be distributed at least as quickly as the method in effect on the contract owner's death; and (b) if a contract owner dies before the contract maturity date, the contract owner's entire interest generally must be distributed within five (5) years after the date of death, or if payable to a designated beneficiary, may be annuitized over the life or life expectancy of that beneficiary and payments must begin within one (1) year after the contract owner's date of death. If the beneficiary is the spouse of the contract owner, the contract (together with the deferral of tax on the accrued and future income thereunder) may be continued in the name of the spouse as contract owner. Similar distribution requirements apply to annuity contracts under qualified plans (other than Code Section 457 Plans). However, a number of restrictions, limitations and special rules apply to qualified plans and contract owners should consult with their tax advisor.

    If the primary annuitant, which is not the contract owner, dies before the maturity date, the owner will become the annuitant unless the owner appoints another annuitant. If the contract owner is not an individual, the death of the primary annuitant is treated as the death of the contract owner. In addition, when the contract owner is not an individual, however, a change in the primary annuitant is treated as the death of the contract owner. Finally, in the case of non-spousal joint contract owners, distribution will be required at the earliest death of any of the contract owners.

    If the contract owner or a joint contract owner dies on or after the maturity date, the remaining payments, if any, under the Annuity Payment Option selected will be made at least as rapidly as under the method of distribution in effect at the time of death.

    Any death benefits paid under the contract are taxable to the beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefits are paid as lump sum or annuity payments. Estate taxes may also apply.


TRANSFER OF ANNUITY CONTRACTS

    Transfers of nonqualified contracts prior to the maturity date for less than full and adequate consideration to the contract owner at the time of such transfer, will trigger tax on the gain in the contract, with the transferee getting a step-up in basis for the amount included in the contract owner's income. This provision does not apply to transfers between spouses and incident to a divorce.


CONTRACTS OWNED BY NON-NATURAL PERSONS

    If a non-natural person (for example, a corporation) holds the contract, the income on that contract (generally the increase in the net surrender value less the premium payments paid) is includable in income each year. The rule does not apply where the non-natural person is the nominal owner of a contract and the beneficial owner is a natural person. The rule also does not apply where the annuity contract is acquired by the estate of a decedent, where the contract is held under a qualified plan, a TSA program or an IRA, where the contract is a qualified funding asset for structured settlements, or where the contract is purchased on behalf of an employee upon termination of a qualified plan.


SECTION 1035 EXCHANGES

    Code Section 1035 provides, in general, that no gain or loss shall be recognized on the exchange of one annuity contract for another. A replacement contract obtained in a tax-free exchange of contracts generally succeeds to the status of the surrendered contract. If the surrendered contract was issued prior to August 14, 1982, the tax rules that formerly provided that the surrender was taxable only to the extent the amount received exceeds the contract owner's investment in the contract will continue to apply. In contrast, contracts issued on or after January 19, 1985 are, in a Code Section 1035 exchange, treated as new contracts for purposes of the distribution-at-death rules. Special rules and procedures apply to Code Section 1035 transactions. Prospective contract owners wishing to take advantage of Code Section 1035 should consult their tax advisors.

MULTIPLE CONTRACTS
    Code Section 72(e)(11)(A)(ii) provides that for contracts entered into after October 21, 1988, for purposes of determining the amount of any distribution under Code Section 72(e) (amounts not received as annuities) that is includable in gross income, all nonqualified annuity contracts issued by the same insurer (or affiliate) to the same contract owner during any calendar year are to be aggregated and treated as one contract. Thus, any amount received under any such contract prior to the contract maturity date, such as a withdrawal, dividend or loan, will be taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts.

    The U.S. Treasury Department has specific authority to issue regulations that prevent the avoidance of Code Section 72(e) through the serial purchase of annuity contracts or otherwise. In addition, there may be situations where the Treasury may conclude that it would be appropriate to aggregate two or more contracts purchased by the same contract owner. Accordingly, a contract owner should consult a competent tax advisor before purchasing more than one contract or other annuity contracts.

OWNER CONTROL
    For variable annuity contracts, tax deferral depends on the insurance company and not you having control of the assets held in the separate accounts. You can allocate account values from one fund of the separate account to another but you cannot direct the investments each fund makes. If you have too much "investor control" of the assets supporting the separate account funds, then you will be taxed on the gain in the contract as it is earned rather than when it is withdrawn.

    In 2003, the Internal Revenue Service (IRS) in Revenue Ruling 2003-91, issued formal guidance that indicates that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment. The IRS has also indicated that exceeding 20 investment options may be considered a factor, along with other factors, including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The Revenue Ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment but stated that whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances.

    The Revenue Ruling considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the contract owners could exercise over the investment assets held by the insurance company under the variable contracts was not sufficient to cause the contract owners to be treated as the owners of those assets and thus to be subject to current income tax on the income and gains produced by those assets. Under this contract, like the contracts described in the Revenue Ruling, there will be no arrangement, plan, contract, or agreement between the contract owner and PHL Variable regarding the availability of a particular investment option and, other than the contract owner's right to allocate premium payments and transfer funds among the available subaccounts, all investment decisions concerning the subaccounts will be made by us or an advisor in its sole and absolute discretion.

    At this time, it cannot be determined whether additional guidance will be provided by the U.S. Treasury on this issue and what standards may be contained in such guidance. Should the U.S. Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between or among underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under section 72 of the Internal Revenue Code, PHL Variable reserves the right to modify the contract to the extent required to maintain favorable tax treatment.

DIVERSIFICATION STANDARDS

DIVERSIFICATION REGULATIONS
    To comply with the diversification regulations under Code Section 817(h) ("Diversification Regulations"), after a start-up period, each series of the funds will be required to diversify its investments. The Diversification Regulations generally require that, on the last day of each calendar quarter, the series' assets be invested in no more than:

o        55% in any 1 investment
o        70% in any 2 investments
o        80% in any 3 investments
o        90% in any 4 investments

    A "look-through" rule applies to treat a pro rata portion of each asset of a series as an asset of the Separate Account, and each series of the funds are tested for compliance with the percentage limitations. All securities of the same issuer are treated as a single investment. As a result of the 1988 Act, each government agency or instrumentality will be treated as a separate issuer for purposes of these limitations.

    The Treasury Department has indicated that the Diversification Regulations do not provide guidance regarding the circumstances in which contract owner control of the investments of the Separate Account will cause the contract owner to be treated as the owner of the assets of the Separate Account, thereby resulting in the loss of favorable tax treatment for the contract. At this time, it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance. The amount of contract owner control which may be exercised under the contract is different in some respects from the situations addressed in published rulings issued by the IRS in which it was held that the contract owner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the contract owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the contract owner to be considered as the owner of the assets of the Separate Account resulting in the imposition of federal income tax to the contract owner with respect to earnings allocable to the contract prior to receipt of payments under the contract.

    In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling generally will be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the contract owner being determined retroactively to be the owner of the assets of the Separate Account.


    Due to the uncertainty in this area, we reserve the right to modify the contract in an attempt to maintain favorable tax treatment.

    We represent that we intend to comply with the Diversification Regulations to assure that the contracts continue to be treated as annuity contracts for federal income tax purposes.

DIVERSIFICATION REGULATIONS AND QUALIFIED PLANS

    Code Section 817(h) applies to a variable annuity contract other than a pension plan contract. The Diversification Regulations reiterate that the diversification requirements do not apply to a pension plan contract. All of the qualified plans (described below) are defined as pension plan contracts for these purposes. Notwithstanding the exception of qualified plan contracts from application of the diversification rules, all investments of the PHL Variable Qualified Plan Contracts (i.e., the funds) will be structured to comply with the diversification standards because the funds serve as the investment vehicle for nonqualified contracts as well as qualified plan contracts.

    Any death benefits paid under the contract are taxable to the beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefits are paid as lump sum or annuity payments. Estate taxes may also apply.

TAXATION OF ANNUITIES IN GENERAL--QUALIFIED PLANS
    The contracts may be used with several types of qualified plans. TSAs, Keoghs, IRAs, Corporate Pension and Profit-sharing Plans and State Deferred Compensation Plans will be treated, for purposes of this discussion, as qualified plans. The tax rules applicable to participants in such qualified plans vary according to the type of plan and the terms and conditions of the plan itself. No attempt is made here to provide more than general information about the use of the contracts with the various types of qualified plans. PHL Variable reserves the right at any time to discontinue the availability of this contract for use with qualified plans. Participants under such qualified plans as well as contract owners, annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under such qualified plans may be subject to the terms and conditions of the plans themselves or limited by applicable law, regardless of the terms and conditions of the contract issued in connection therewith. For example, PHL Variable will accept beneficiary designations and payment instructions under the terms of the contract without regard to any spousal consent that may be required under the Retirement Equity Act (REA). Consequently, a contract owner's beneficiary designation or elected annuity payment option may not be enforceable.

    As the owner of the contract, you may elect one of the available death benefit guarantees under the contract. We are of the opinion that the death benefit guarantees available under the contract are part of the annuity contract. One or more of the death benefit guarantees available may exceed the greater of the sum of premium payments or the contract value. The contract and its amendments, benefits or endorsements (together referred to herein as the "contract") have not been reviewed by the IRS for qualification as an IRA or any other qualified plan. Moreover, the IRS has not addressed in a ruling of general applicability whether a death benefit option such as the those available under the contract complies with the qualification requirements for an IRA or any other qualified plan. There is a risk that the IRS would take the position that one or more of the death benefit guarantees are not part of the annuity contract. In such a case, charges against the cash value of the annuity contract or charges withheld from a rollover for the benefits would be considered distributions subject to tax, including penalty taxes, and charges withheld from purchases for the contract would not be deductible. While we regard the death benefit guarantees available for your election under the contract as a permissible benefit under an IRA, the IRS may take a contrary position regarding tax qualification resulting in deemed distributions and penalty taxes. If the IRS were to take this position, we would take all reasonable steps to avoid this result, which would include the right to amend the contract, with appropriate notice to you. You should consult with your tax advisor before electing a death benefit option under this contract for an IRA or other qualified plan.

    Certain death benefit guarantees may be purchased under your contract. IRA's and other qualified contracts generally may not invest in life insurance contracts. If you own an IRA or other qualified contract and purchase these death benefit guarantees, the IRS may consider these benefits "incidental death benefits." The IRC imposes limits on the amount of the incidental death benefits allowable for qualified contracts. If the death benefit(s) selected by you are considered to exceed these limits, the benefit(s) could result in taxable income to the owner of the IRA or qualified contract. Furthermore, the IRC provides that the assets of an IRA (including a traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) may not be invested in life insurance, but may provide, in the case of death during the accumulation phase, for a death benefit payment equal to the greater of sum of premium payments (less withdrawals) or contract value. This contract offers death benefits, which may exceed the greater of sum of premium payments (less withdrawals) or contract value. If the IRS determines that these benefits are providing life insurance, the contract may not qualify as an IRA (including traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) or other qualified contract. That determination could result in the immediate taxation of amounts held in the contract and the imposition of penalty taxes. You should consult your tax advisor regarding these features and benefits prior to purchasing a contract.

    Under certain circumstances, the proceeds of a surrender of a contract may qualify for "lump sum distribution" treatment under qualified plans. See your tax advisor if you think you may qualify for "lump sum distribution" treatment. The 5-year averaging rule for lump sum distribution has been repealed for tax years beginning after 1999.

    Effective January 1, 1993, Section 3405 of the Internal Revenue Code was amended to change the roll-over rules applicable to the taxable portions of distributions from qualified pension and profit-sharing plans and Section 403(b) TSA arrangements. Taxable distributions eligible to be rolled over generally will be subject to 20 percent income tax withholding. Mandatory withholding can be avoided only if the employee arranges for a direct rollover to another qualified pension or profit-sharing plan or to an IRA.

    The new mandatory withholding rules apply to all taxable distributions from qualified plans or TSAs (not including IRAs), except (a) distributions required under the Code, (b) substantially equal distributions made over the life (or life expectancy) of the employee, or for a term certain of 10 years or more and
(c) the portion of distributions not includable in gross income (i.e., return of after-tax contributions).

    On July 6, 1983, the Supreme Court decided in ARIZONA GOVERNING COMMITTEE VS. NORRIS that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The contracts sold by PHL Variable in connection with certain qualified plans will utilize annuity tables that do not differentiate on the basis of sex. Such annuity tables also will be available for use in connection with certain nonqualified deferred compensation plans.

    Numerous changes have been made to the income tax rules governing qualified plans as a result of legislation enacted during the past several years, including rules with respect to: coverage, participation, maximum contributions, required distributions, penalty taxes on early or insufficient distributions and income tax withholding on distributions. The following are general descriptions of the various types of qualified plans and of the use of the contracts in connection therewith.

TAX SHELTERED ANNUITIES ("TSAs")
    Code Section 403(b) permits public school systems and certain types of charitable, educational and scientific organizations, generally specified in Code Section 501(c)(3), to purchase annuity contracts on behalf of their employees and, subject to certain limitations, allows employees of those organizations to exclude the amount of payments from gross income for federal income tax purposes. These annuity contracts are commonly referred to as TSAs.

    For taxable years beginning after December 31, 1988, Code Section 403(b)(11) imposes certain restrictions on a contract owner's ability to make withdrawals from, or surrenders of, Code Section 403(b) Contracts, if the cash withdrawn is attributable to payments made under a salary reduction agreement. Specifically, Code Section 403(b)(11) allows a contract owner to make a surrender or withdrawal only (a) when the employee attains age 59 1/2, separates from service, dies or becomes disabled (as defined in the Code), or (b) in the case of hardship. In the case of hardship, the distribution amount cannot include any income earned under the contract.

    The 1988 Act amended the effective date of Code Section 403(b)(11), so that it applies only with respect to distributions from Code Section 403(b) Contracts which are attributable to assets other than assets held as of the close of the last year beginning before January 1, 1989. Thus, the distribution restrictions do not apply to assets held as of December 31, 1988.

    In addition, in order for certain types of contributions under a Code
Section 403(b) Contract to be excluded from taxable income, the employer must comply with certain nondiscrimination requirements. Contract owners should consult their employers to determine whether the employer has complied with these rules. Contract owner loans are not allowed under the contracts.

    Effective May 4, 1998, loans may be made available under Internal Revenue Code Section 403(b) tax-sheltered annuity programs. A loan from a participant's contract value may be requested only if we make loans available with the contract and if the employer permits loans under their tax-sheltered annuity program. The loan must be at least $1,000 and the maximum loan amount is the greater of: (a) 90% of the first $10,000 of contract value minus any withdrawal charge; and (b) 50% of the contract value minus any withdrawal charge. The maximum loan amount is $50,000. If loans are outstanding from any other tax-qualified plan, then the maximum loan amount of the contract may be reduced from the amount stated above in order to comply with the maximum loan amount requirements under Section 72(p) of the Internal Revenue Code. Amounts borrowed from the GIA are subject to the same limitations as applies to transfers from the GIA; thus no more than the greatest of $1000 and 25% of the contract value in the GIA may be borrowed at any one time. Amounts borrowed from the Market Value Adjustment ("MVA") account are subject to the same market value adjustment as applies to transfers from the MVA.

    Loan repayments will first pay any accrued loan interest. The balance will be applied to reduce the outstanding loan balance and will also reduce the amount of the Loan Security Account by the same amount that the outstanding loan balance is reduced. The Loan Security Account is part of the general account and is the sole security for Tax-sheltered Annuity loans (as described in IRC
Section 403(b)) loans. It is increased with all loan amounts taken and reduced by all repayments of loan principal. The balance of loan repayments, after payment of accrued loan interest, will be credited to the subaccounts of the Separate Account or the GIA in accordance with the participant's most recent premium payments allocation on file with us, except that no amount will be transferred to the MVA.

    If we do not receive a loan repayment before 90 days after the payment was due, then the entire loan balance plus accrued interest will be in default. In the case of default, the outstanding loan balance plus accrued interest will be deemed a distribution for income tax purposes, and will be reported as such to the extent required by law. At the time of such deemed distribution, interest will continue to accrue until such time as an actual distribution occurs under the contract.

KEOGH PLANS
    The Self-Employed Individual Tax Retirement Act of 1962, as amended permits self-employed individuals to establish "Keoghs" or qualified plans for themselves and their employees. The tax consequences to participants under such a plan depend upon the terms of the plan. In addition, such plans are limited by law with respect to the maximum permissible contributions, distribution dates, nonforfeitability of interests, and tax rates applicable to distributions. In order to establish such a plan, a plan document must be adopted and implemented by the employer, as well as approved by the IRS.

INDIVIDUAL RETIREMENT ANNUITIES

    Code Sections 408 and 408A permit eligible individuals to contribute to an individual retirement program known as an "IRA." These IRAs are subject to limitations on the amount that may be contributed, the persons who may be eligible and on the time when distributions may commence. In addition, distributions from certain other types of qualified plans may be placed on a tax-deferred basis into an IRA. Effective January 1, 1997, employers may establish a new type of IRA called SIMPLE (Savings Incentive Match Plan for Employees). Special rules apply to participants' contributions to and withdrawals from SIMPLE IRAs. Also effective January 1, 1997, salary reduction IRAs (SARSEP) no longer may be established. Effective January 1, 1998, individuals may establish Roth IRAs. Special rules also apply to contributions to and withdrawals from Roth IRAs.


CORPORATE PENSION AND PROFIT-SHARING PLANS
    Code Section 401(a) permits corporate employers to establish various types of retirement plans for employees. Such retirement plans may permit the purchase of contracts to provide benefits thereunder.

    These retirement plans may permit the purchase of the contracts to provide benefits under the Plan. Contributions to the Plan for the benefit of employees will not be includable in the gross income of the employee until distributed from the Plan. The tax consequences to participants may vary depending upon the particular Plan design. However, the Code places limitations and restrictions on all Plans, including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Participant loans are not allowed under the contracts purchased in connection with these Plans. Purchasers of contracts for use with Corporate Pension or Profit-sharing Plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

DEFERRED COMPENSATION PLANS WITH RESPECT TO SERVICE FOR STATE AND LOCAL GOVERNMENTS AND TAX EXEMPT ORGANIZATIONS

    Code Section 457 provides for certain deferred compensation plans with respect to service for state and local governments and certain other entities. The contracts may be used in connection with these plans; however, under these plans if issued to tax exempt organizations, the contract owner is the plan sponsor, and the individual participants in the plans are the annuitants. Under such contracts, the rights of individual plan participants are governed solely by their agreements with the plan sponsor and not by the terms of the contracts. Effective in 1997 for new state and local government plans, such plans must be funded through a tax-exempt annuity contract held for the exclusive benefit of plan participants.

PENALTY TAX ON CERTAIN SURRENDERS AND WITHDRAWALS FROM QUALIFIED PLANS
    In the case of a withdrawal under a qualified plan, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a qualified plan. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including contracts issued and qualified under Code Sections 401 (Keogh and Corporate Pension and Profit-sharing Plans), Tax-Sheltered Annuities and Individual Retirement

Annuities other than Roth IRAs. The penalty is increased to 25% instead of 10% for SIMPLE IRAs if distribution occurs within the first two years of the contract owner's participation in the SIMPLE IRA. To the extent amounts are not includable in gross income because they have been properly rolled over to an IRA or to another eligible qualified plan, no tax penalty will be imposed. The tax penalty will not apply to the following distributions: (a) if distribution is made on or after the date on which the contract owner or annuitant (as applicable) reaches age 59 1/2; (b) distributions following the death or disability of the contract owner or annuitant (as applicable) (for this purpose disability is as defined in Section 72(m)(7) of the Code); (c) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the contract owner or annuitant (as applicable) or the joint lives (or joint life expectancies) of such contract owner or annuitant (as applicable) and his or her designated beneficiary; (d) distributions to a contract owner or annuitant (as applicable) who has separated from service after he has attained age 55; (e) distributions made to the contract owner or annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the contract owner or annuitant (as applicable) for amounts paid during the taxable year for medical care; (f) distributions made to an alternate payee pursuant to a qualified domestic relations order; (g) distributions from an IRA for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the contract owner and his or her spouse and dependents if the contract owner has received unemployment compensation for at least 12 weeks; and (h) distributions from IRAs for first-time home purchase expenses (maximum $10,000) or certain qualified educational expenses of the contract owner, spouse, children or grandchildren of the contract owner. This exception will no longer apply after the contract owner has been reemployed for at least 60 days. The exceptions stated in items (d) and (f) above do not apply in the case of an IRA. The exception stated in item (c) applies to an IRA without the requirement that there be a separation from service.

    Generally, distributions from a qualified plan must commence no later than April 1 of the calendar year following the later of: (a) the year in which the employee attains age 70 1/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to a regular or SIMPLE IRA and the required distribution rules do not apply to Roth IRAs. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.


SEEK TAX ADVICE

    The above description of federal income tax consequences of the different types of qualified plans which may be funded by the contracts offered by this prospectus is only a brief summary meant to alert you to the issues and is not intended as tax advice. The rules governing the provisions of qualified plans are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective contract owner considering adoption of a qualified plan and purchase of a contract in connection therewith should first consult a qualified tax advisor, with regard to the suitability of the contract as an investment vehicle for the qualified plan.


SALES OF VARIABLE ACCUMULATION CONTRACTS
--------------------------------------------------------------------------------

    Contracts may be purchased from registered representatives of WS Griffith Securities, Inc. (formerly known as W.S. Griffith & Co., Inc.) ("WSG"), located at One American Row, Hartford, CT 06102. WSG is a New York corporation incorporated on August 7, 1970, licensed to sell PHL Variable insurance policies as well as policies, annuity contracts and funds of companies affiliated with PHL Variable. WSG is an indirect, wholly owned subsidiary of The Phoenix Companies, Inc., and is an affiliate of PHL Variable. WSG is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934 ("1934 Act") and is a member of the NASD. Phoenix Equity Planning Corporation ("PEPCO") serves as national distributor of the contracts. PEPCO is located at One American Row, Hartford, Connecticut 06102. PEPCO is also an indirect, wholly owned subsidiary of The Phoenix Companies and is an affiliate of PHL Variable.


    Contracts may also be purchased through other broker-dealers or entities registered under or exempt under the Securities Exchange Act of 1934, whose representatives are authorized by applicable law to sell contracts under terms of agreement provided by PEPCO.

    In addition to reimbursing PEPCO for its expenses, we pay PEPCO an amount equal to up to 7.25% of the payments made under the contract. PEPCO pays any qualified distribution organization an amount which may not exceed 7.25% of the payments under the contract. Any such amount paid with respect to contracts sold through other broker-dealers will be paid by us to or through PEPCO. The amounts paid are not deducted from the payments. Deductions for surrender charges (as described under "Surrender Charges") may be used as reimbursement for commission payments.


SERVICING AGENT
--------------------------------------------------------------------------------

    The Phoenix Edge Series Fund reimburses Phoenix Life Insurance Company for various shareholder services provided by the Variable Product Operations area. The functions performed include investor inquiry support, shareholder trading, confirmation of investment activity, quarterly statement processing and Web/Interactive Voice Response trading. The rate of reimbursement for 2004 is 0.08% of the fund's average daily net assets. The total administrative service fees paid by the fund for the last three fiscal years follows:

===================================================
YEAR ENDED DECEMBER 31,             FEE PAID
===================================================
        2001                          N/A
---------------------------------------------------
        2002                          N/A
---------------------------------------------------
        2003                     $1.8 Million
====================================================

STATE REGULATION
--------------------------------------------------------------------------------
    We are subject to the provisions of the Connecticut insurance laws applicable to life insurance companies and to regulation and supervision by the Connecticut Superintendent of Insurance. We are also subject to the applicable insurance laws of all the other states and jurisdictions in which we do insurance business.


    State regulation of PHL Variable includes certain limitations on the investments which may be made for its General Account and separate accounts, including the Separate Account. It does not include, however, any supervision over the investment policies of the Separate Account.


REPORTS
--------------------------------------------------------------------------------

    Reports showing the contract value and containing the financial statements of the Separate Account will be furnished to you at least annually.


VOTING RIGHTS
--------------------------------------------------------------------------------
    As stated above, all of the assets held in an available subaccount will be invested in shares of a corresponding series of the funds. We are the legal owner of those shares and as such have the right to vote to elect the Board of Trustees of the funds, to vote upon certain matters that are required by the 1940 Act to be approved or ratified by the shareholders of a mutual fund and to vote upon any other matter that may be voted upon at a shareholders' meeting. However, we intend to vote the shares of the funds at regular and special meetings of the shareholders of the funds in accordance with instructions received from owners of the contracts.

    We currently intend to vote fund shares attributable to any of our assets and fund shares held in each subaccount, for which no timely instructions from owners are received, in the same proportion as those shares in that subaccount for which instructions are received. In the future, to the extent applicable federal securities laws or regulations permit us to vote some or all shares of the fund in its own right, we may elect to do so.

    Matters on which owners may give voting instructions include the following:
(1) election of the Board of Trustees of a fund; (2) ratification of the independent accountant for a fund; (3) approval or amendment of the investment advisory agreement for the series of the fund corresponding to the owner's selected subaccount(s); (4) any change in the fundamental investment policies or restrictions of each such series; and (5) any other matter requiring a vote of the shareholders of a fund. With respect to amendment of any investment advisory agreement or any change in a series' fundamental investment policy, owners participating in such series will vote separately on the matter.

    The number of votes that you have the right to cast will be determined by applying your percentage interest in a subaccount to the total number of votes attributable to the subaccount. In determining the number of votes, fractional shares will be recognized. The number of votes for which you may give us instructions will be determined as of the record date for fund shareholders chosen by the Board of Trustees of a fund. We will furnish you with proper forms and proxies to enable you to give your instructions.

TEXAS OPTIONAL RETIREMENT PROGRAM
--------------------------------------------------------------------------------
    Participants in the Texas Optional Retirement Program may not receive the proceeds of a withdrawal from, or complete surrender of, a contract, or apply them to provide annuity options prior to retirement except in the case of termination of employment in the Texas public institutions of higher education, death or total disability. Such proceeds, however, may be used to fund another eligible retirement vehicle.

LEGAL MATTERS
--------------------------------------------------------------------------------

    Matthew A. Swendiman Counsel, and Brian A. Giantonio, Vice President, Tax and ERISA Counsel, The Phoenix Companies, Inc., have provided advice on certain matters relating to the federal securities, state regulations and income tax laws in connection with the contracts described in this prospectus.

SAI TABLE OF CONTENTS
--------------------------------------------------------------------------------
    The SAI contains more specific information and financial statements relating to the Separate Account and PHL Variable. The Table of Contents of the SAI is set forth below:

o   PHL Variable Insurance Company

o   Underwriter

o   Disruptive Trading and Market Timing

o   Performance History
o   Calculation of Yield and Return
o   Calculation of Annuity Payments
o   Experts
o   Separate Account Financial Statements
o   Company Financial Statements

    Contract owner inquiries and requests for an SAI should be directed, in writing, to our Annuity Operations Division, or by calling us at 800/541-0171.

APPENDIX A - INVESTMENT OPTIONS
--------------------------------------------------------------------------------

INVESTMENT TYPE


-----------------------------------------------------------------------------------------------------------------------------------
                                                                                    Investment Type
                                                   --------------------------------------------------------------------------------
                   Series                          Aggressive Growth   Conservative   Growth   Growth & Income   Income   Specialty
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International                                                         |X|
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity                                                             |X|
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index                                              |X|
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Growth + Value                                              |X|
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities                                                                                  |X|
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth                                                        |X|
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth                  |X|
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market                                              |X|
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income                                                                         |X|
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond                                                                      |X|
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends                                                                     |X|
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value                                                  |X|
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select                                             |X|
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value                                                         |X|
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard U.S. Multi-Cap                                                          |X|
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture                                                                               |X|
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value                                                               |X|
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value                                                      |X|
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Growth Stock                                                     |X|
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Trust                                                                       |X|
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Value                                                                                 |X|
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30                                                                |X|
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R)                                                   |X|
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth and Income                                                                |X|
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation                                                             |X|
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Value Equity                                                          |X|
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Global Value                                                            |X|
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value                                                           |X|
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value                                                         |X|
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth                            |X|
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme                                                         |X|
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-State Street Research Small-Cap Growth                                         |X|
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                                                     |X|
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                                                           |X|
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                                              |X|
-----------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II                                                               |X|
-----------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                                                               |X|
-----------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio                                                            |X|
-----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio                                                     |X|
-----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                                                                   |X|
-----------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                                                                    |X|
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                                                      |X|
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                                                       |X|
-----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                                                                                     |X|
-----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund                    |X|
-----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                                                      |X|
-----------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                                                                                          |X|
-----------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                              |X|
-----------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                           |X|
-----------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                                                          |X|
-----------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                                                          |X|
-----------------------------------------------------------------------------------------------------------------------------------

INVESTMENT ADVISORS

---------------------------------------------------------------------------------------------------------------------------------
                                                                               Advisors
                                            -------------------------------------------------------------------------------------
                                                                      Duff
                                             Phoenix     Phoenix    & Phelps                 Fred        Deutsche      Federated
                                            Investment   Variable   Investment    AIM        Alger        Asset        Investment
                                             Counsel,    Advisors,  Management  Advisors,  Management,  Management,    Management
      Series                                   Inc.        Inc.        Co.        Inc.        Inc.         Inc.         Company
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International                 |X|
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity                                  |X|
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced
Index                                                       |X|
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein                                  |X|
Growth + Value
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate
  Securities                                                            |X|
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth                |X|
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap
  Growth                                       |X|
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market                   |X|
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed
  Income                                       |X|
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short
  Term Bond                                    |X|
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends                 |X|
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality
  Value                                        |X|
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International
  Equity Select                                             |X|
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value                              |X|
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard U.S. Multi-Cap                               |X|
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture                          |X|
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value                         |X|
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value                           |X|
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Growth Stock                          |X|
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Trust                                 |X|
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Value                                           |X|
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30                                     |X|
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R)                        |X|
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth and Income             |X|
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation          |X|
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Value Equity                  |X|
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Global
  Value                                                     |X|
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap
  Value                                                     |X|
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap
  Value                                                     |X|
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth                  |X|
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme                 |X|
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-State Street Research Small-Cap
  Growth                                                    |X|
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                                                  |X|
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                                                        |X|
---------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                                                     |X|
---------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government
  Securities II                                                                                                            |X|
---------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                                                                                         |X|
---------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio
---------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio
---------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio
---------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund
---------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund
---------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund
---------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund
---------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund
---------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund
---------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund                                                                       |X|
---------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                                                                           |X|
---------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio
---------------------------------------------------------------------------------------------------------------------------------
Wanger International Select
---------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap
---------------------------------------------------------------------------------------------------------------------------------
Wanger Select
---------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies
---------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                               Advisors
                                           -----------------------------------------------------------------------------------------
                                            Fidelity                Morgan
                                           Management  Franklin    Stanley            Templeton   Templeton   Templeton   Wanger
                                              and       Mutual    Investment  Rydex     Asset       Global   Investment    Asset
                                            Research   Advisers,  Management  Global  Management,  Advisors   Counsel,   Management,
       Series                                Company     LLC         Inc.    Advisors    Ltd.      Limited      Inc.        L.P.
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced
Index
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein
Growth + Value
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate
Securities
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap
Growth
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed
Income
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short
Term Bond
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality
Value
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International
Equity Select
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard U.S. Multi-Cap
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Growth Stock
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Trust
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Value
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth and Income
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Value Equity
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Global
Value
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap
Value
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap
Value
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-State Street Research Small-Cap
Growth
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government
Securities II
------------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II
------------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio                   |X|
------------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio            |X|
------------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                          |X|
------------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                             |X|
------------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                                                                               |X|
------------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                                                                     |X|
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund                                                 |X|
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                                                 |X|
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                                      |X|
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund
------------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                                 |X|
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                                                                                                  |X|
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                                                                                               |X|
------------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                                                                                                |X|
------------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                                                                                                |X|
------------------------------------------------------------------------------------------------------------------------------------

Investment Subadvisors


------------------------------------------------------------------------------------------------------------------------------------
                                                                          Subadvisors
                                         -------------------------------------------------------------------------------------------
                                                                                         Kayne
                                                                                       Anderson
                                         Aberdeen            AIM          Alliance      Rudnick        Lazard        Lord,
                                           Fund            Capital        Capital      Investment      Asset        Abbett
                                         Managers,        Management,    Management,   Management,   Management,    & Co.
          Series                           Inc.              Inc.           L.P.          LLC           LLC          LLC
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International             |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity                                   |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced
  Index                                                                     |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Growth +
  Value                                                                     |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Core                                                       |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value                                                     |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity
  Select                                                                                                |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value                                                                          |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard U.S. Multi-Cap                                                                           |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture                                                                                   |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value                                                                                  |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value                                                                                    |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Growth Stock
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Trust
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Value
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Global Value                                      |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value                                     |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap
  Value                                                                     |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-State Street Research Small-Cap
Growth
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                           Subadvisors
                                         -------------------------------------------------------------------------------------------
                                                          Northern                              Seneca           State Street
                                           MFS              Trust           Engemann            Capital            Research &
                                         Investment      Investments,         Asset            Management,        Management
          Series                         Management         N.A.            Management            LLC               Company
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced
  Index
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Growth +
  Value
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth                                               |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth                                       |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Core
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity
  Select
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard U.S. Multi-Cap
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Growth Stock         |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Trust                |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Value                          |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30                                     |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R)                        |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Global Value
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap
  Value
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth                                                                    |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme                                                                   |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-State Street Research Small-Cap
  Growth                                                                                                              |X|
------------------------------------------------------------------------------------------------------------------------------------

APPENDIX B - GLOSSARY OF SPECIAL TERMS
--------------------------------------------------------------------------------
The following is a list of terms and their meanings when used in this prospectus.


ACCOUNT VALUE: The value of all assets held in the Separate Account.


ACCUMULATION UNIT: A standard of measurement for each subaccount used to determine the value of a contract and the interest in the subaccounts prior to the start of annuity payments.

ACCUMULATION UNIT VALUE: The value of one accumulation unit was set at $1.000 on the date assets were first allocated to each subaccount. The value of one accumulation unit on any subsequent valuation date is determined by multiplying the immediately preceding accumulation unit value by the applicable net investment factor for the valuation period ending on such valuation date.

ANNUITANT: The person whose life is used as the measuring life under the contract. The annuitant will be the primary annuitant as shown on the contract's Schedule Page while that person is living, and will then be the contingent annuitant, if that person is living at the death of the primary annuitant.

ANNUITY PAYMENT OPTION: The provisions under which we make a series of annuity payments to the annuitant or other payee, such as Life Annuity with Ten Years Certain. See "Annuity Payment Options."

ANNUITY UNIT: A standard of measurement used in determining the amount of each periodic payment under the Variable Payment Annuity Options I, J, K, M and N.

CLAIM DATE: The contract value next determined following receipt of due proof.

CONTRACT: The deferred variable accumulation annuity contract described in this Prospectus.

CONTRACT OWNER (OWNER, YOU, YOUR): Usually the person or entity, to whom we issue the contract. The contract owner has the sole right to exercise all rights and privileges under the contract as provided in the contract. The owner may be the annuitant, an employer, a trust or any other individual or entity specified. However, under contracts used with certain tax-qualified plans, the owner must be the annuitant. A husband and wife may be designated as joint owners, and if such a joint owner dies, the other joint owner becomes the sole owner of the contract. If no owner is named in the application, the annuitant will be the owner.


CONTRACT VALUE: Prior to the maturity date, the sum of all accumulation units held in the subaccounts of the Separate Account and the value held in the GIA and/or MVA. For Tax-sheltered Annuity plans (as described in Internal Revenue Code (IRC) 403(b)) with loans, the contract value is the sum of all accumulation units held in the subaccounts of the Separate Account and the value held in the GIA and/or MVA plus the value held in the Loan Security Account, and less any Loan Debt.


FIXED PAYMENT ANNUITY: An annuity payment option providing periodic payments of a fixed dollar amount throughout the annuity period. This benefit does not vary with or reflect the investment performance of any subaccount.

GIA: An investment option under which premium amounts are guaranteed to earn a fixed rate of interest.

ISSUE DATE: The date that the initial payment is invested under a contract. Loan
Debt: Loan Debt is equal to the sum of the outstanding loan balance plus any accrued loan interest.

LOAN SECURITY ACCOUNT: The Loan Security Account is part of the general account and is the sole security for Tax-sheltered Annuity (as described in IRC 403(b)) loans. It is increased with all loan amounts taken and reduced by all repayments of loan principal.


MVA: An account that pays interest at a guaranteed rate if held to the end of the guarantee period. If amounts are withdrawn, transferred or applied to an annuity option before the end of the guarantee period we will make a market adjustment to the value of that account. Assets allocated to the MVA are not part of the assets allocated to the Separate Account or the general account of PHL Variable. The MVA is described in a separate prospectus.


MATURITY DATE: The date elected by the owner when annuity payments will begin. The maturity date will not be any earlier than the fifth contract anniversary and no later than the annuitant's 95th birthday. The election is subject to certain conditions described in "The Annuity Period."

MINIMUM INITIAL PAYMENT: The amount that you pay when you purchase a contract. We require minimum initial payments of:

o   Non-qualified plans--$1,000
o   Individual Retirement Annuity--$1,000
o   Bank draft program--$25
o   Qualified plans--$1,000 annually

MINIMUM SUBSEQUENT PAYMENT: The least amount that you may pay when you make any subsequent payments, after the minimum initial payment (see above). The minimum subsequent payment for all contracts is $25.

NET ASSET VALUE: Net asset value of a series' shares is computed by dividing the value of the net assets of the series by the total number of the series' outstanding shares.

PAYMENT UPON DEATH: The obligation of PHL Variable under a contract to make a payment on the death of the owner or annuitant anytime: (a) before the maturity date of a contract (see "Payment Upon Death Before Maturity Date") or (b) after the maturity date of a contract (see "Payment Upon Death After Maturity Date").

PHL VARIABLE (OUR, US, WE, COMPANY): PHL Variable Insurance Company.

SERIES: A separate investment portfolio of a fund.

VALUATION DATE: A valuation date is every day the New York Stock Exchange ("NYSE") is open for trading and PHL Variable is open for business.

VARIABLE PAYMENT ANNUITY: An annuity payment option providing payments that vary in amounts, according to the investment experience of the selected subaccounts.

APPENDIX C - DEDUCTIONS FOR TAXES - QUALIFIED AND NONQUALIFIED ANNUITY CONTRACTS
--------------------------------------------------------------------------------


                                                               UPON              UPON
STATE                                                     PREMIUM PAYMENT    ANNUITIZATION        NONQUALIFIED       QUALIFIED
-----                                                     ---------------    -------------        ------------       ---------
California ..........................................                             X                   2.35%            0.50%

Maine................................................           X                                     2.00*

Nevada...............................................                             X                   3.50

South Dakota.........................................           X                                     1.25**

West Virginia........................................                             X                   1.00             1.00

Wyoming..............................................                             X                   1.00

Commonwealth of Puerto Rico..........................                             X                   1.00             1.00


NOTE: The above tax deduction rates are as of January 1, 2004. No tax deductions are made for states not listed above. However, tax statutes are subject to amendment by legislative act and to judicial and administrative interpretation, which may affect both the above lists of states and the applicable tax rates. Consequently, we reserve the right to deduct tax when necessary to reflect changes in state tax laws or interpretation.

For a more detailed explanation of the assessment of Taxes, see "Description of Fees - Tax."


------------------
* Maine changed its tax laws affecting annuities in 2003 retroactive to January 1, 1999. Under the revised statute, annuity premium payments are taxed upon premium payment for payments received on or after January 1, 1999.

** South Dakota law provides a lower rate of .8% that applies to premium payments received in excess of $500,000 in a single calendar year.

APPENDIX D - FINANCIAL HIGHLIGHTS (CONDENSED FINANCIAL INFORMATION)
--------------------------------------------------------------------------------
The following table gives the historical unit values for a single share of each of the available subaccounts. More information can be obtained from the Statement of Additional Information ("SAI"). You may obtain a copy of the SAI free of charge by calling us at 800/541-0171 or by writing to:

   PHL Variable Insurance company
   Annuity Operations Division
   PO Box 8027
   Boston, MA 02266-8027


                                                                                                 UNITS
                                                    SUBACCOUNT            SUBACCOUNT        OUTSTANDING AT
                                                    UNIT VALUE            UNIT VALUE         END OF PERIOD
          SUBACCOUNT                            BEGINNING OF PERIOD      END OF PERIOD        (THOUSANDS)
----------------------------------------------------------------------------------------------------------
PHOENIX-ABERDEEN INTERNATIONAL
==========================================================================================================
    From 1/1/03 to 12/31/03                           $1.101                $1.431              14,360
    From 1/1/02 to 12/31/02                           $1.310                $1.101              13,704
    From 1/1/01 to 12/31/01                           $1.732                $1.310              17,849
    From 1/1/00 to 12/31/00                           $2.106                $1.732              20,829
    From 1/1/99 to 12/31/99                           $1.648                $2.106              21,574
    From 1/1/98 to 12/31/98                           $1.306                $1.648              15,694
    From 1/1/97 to 12/31/97                           $1.181                $1.306               7,089
    From 1/1/96 to 12/31/96                           $1.009                $1.181               3,095
    From 7/31/95* to 12/31/95                         $1.000                $1.009                 133

PHOENIX-AIM MID-CAP EQUITY
==========================================================================================================
    From 1/1/03 to 12/31/03                           $1.869                $2.362                 353
    From 1/1/02 to 12/31/02                           $2.126                $1.869                 343
    From 1/14/01* to 12/31/01                         $2.000                $2.126                  82

PHOENIX-ALLIANCE/BERNSTEIN ENHANCED INDEX
==========================================================================================================
    From 1/1/03 to 12/31/03                           $0.905                $1.127              12,338
    From 1/1/02 to 12/31/02                           $1.203                $0.905              15,644
    From 1/1/01 to 12/31/01                           $1.384                $1.203              19,916
    From 1/1/00 to 12/31/00                           $1.585                $1.384              23,633
    From 1/1/99 to 12/31/99                           $1.352                $1.585              28,343
    From 1/1/98 to 12/31/98                           $1.040                $1.352              16,026
    From 5/1/97* to 12/31/97                          $1.000                $1.040               3,958

PHOENIX-ALLIANCE/BERNSTEIN GROWTH + VALUE
==========================================================================================================
    From 1/1/03 to 12/31/03                           $1.578                $1.962                 191
    From 1/1/02 to 12/31/02                           $2.136                $1.578                  98
    From 11/7/01* to 12/31/01                         $2.000                $2.136                  39

PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES
=========================================================================================================
    From 1/1/03 to 12/31/03                           $2.000                $2.727               6,433
    From 1/1/02 to 12/31/02                           $1.809                $2.000               7,405
    From 1/1/01 to 12/31/01                           $1.721                $1.809               6,757
    From 1/1/00 to 12/31/00                           $1.333                $1.721               6,724
    From 1/1/99 to 12/31/99                           $1.290                $1.333               7,522
    From 1/1/98 to 12/31/98                           $1.660                $1.290               8,919
    From 1/1/97 to 12/31/97                           $1.378                $1.660               7,737
    From 1/1/96 to 12/31/96                           $1.050                $1.378               1,543
    From 7/31/95* to 12/31/95                         $1.000                $1.050                 226


*  Date subaccount began operations.

                                                                                                 UNITS
                                                    SUBACCOUNT            SUBACCOUNT        OUTSTANDING AT
                                                    UNIT VALUE            UNIT VALUE         END OF PERIOD
          SUBACCOUNT                            BEGINNING OF PERIOD      END OF PERIOD        (THOUSANDS)
----------------------------------------------------------------------------------------------------------
PHOENIX-ENGEMANN CAPITAL GROWTH
==========================================================================================================
    From 1/1/03 to 12/31/03                           $0.913                $1.139               81,281
    From 1/1/02 to 12/31/02                           $1.232                $0.913               97,844
    From 1/1/01 to 12/31/01                           $1.909                $1.232              124,275
    From 1/1/00 to 12/31/00                           $2.354                $1.909              149,303
    From 1/1/99 to 12/31/99                           $1.840                $2.354              158,997
    From 1/1/98 to 12/31/98                           $1.436                $1.840              135,636
    From 1/1/97 to 12/31/97                           $1.202                $1.436               77,819
    From 1/1/96 to 12/31/96                           $1.082                $1.202               42,365
    From 7/31/95* to 12/31/95                         $1.000                $1.082                3,037

PHOENIX-ENGEMANN SMALL & MID-CAP GROWTH
==========================================================================================================
    From 1/1/03 to 12/31/03                           $0.820                $1.184                2,207
    From 1/1/02 to 12/31/02                           $1.168                $0.820                1,357
    From 1/1/01 to 12/31/01                           $1.616                $1.168                1,380
    From 8/15/00 to 12/31/00                          $1.000                $1.616                  532

PHOENIX-GOODWIN MONEY MARKET
==========================================================================================================
    From 1/1/03 to 12/31/03                           $1.254                $1.244               11,806
    From 1/1/02 to 12/31/02                           $1.252                $1.254               20,050
    From 1/1/01 to 12/31/01                           $1.223                $1.252               25,765
    From 1/1/00 to 12/31/00                           $1.169                $1.223               26,146
    From 1/1/99 to 12/31/99                           $1.131                $1.169               53,089
    From 1/1/98 to 12/31/98                           $1.091                $1.131               48,674
    From 1/1/97 to 12/31/97                           $1.051                $1.091               32,019
    From 1/1/96 to 12/31/96                           $1.014                $1.051               22,142
    From 7/31/95* to 12/31/95                         $1.000                $1.014                5,893

PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME
==========================================================================================================
    From 1/1/03 to 12/31/03                           $1.498                $1.693               23,262
    From 1/1/02 to 12/31/02                           $1.381                $1.498               28,708
    From 1/1/01 to 12/31/01                           $1.320                $1.381               34,100
    From 1/1/00 to 12/31/00                           $1.256                $1.320               38,534
    From 1/1/99 to 12/31/99                           $1.208                $1.256               47,251
    From 1/1/98 to 12/31/98                           $1.276                $1.208               49,806
    From 1/1/97 to 12/31/97                           $1.166                $1.276               29,245
    From 1/1/96 to 12/31/96                           $1.051                $1.166               13,252
    From 7/31/95* to 12/31/95                         $1.000                $1.051                  319

PHOENIX-KAYNE RISING DIVIDENDS
==========================================================================================================
    From 1/1/03 to 12/31/03                           $1.921                $2.256                  455
    From 8/19/02* to 12/31/02                         $2.000                $1.921                  170

PHOENIX-KAYNE SMALL-CAP QUALITY VALUE
==========================================================================================================
    From 1/1/03 to 12/31/03                           $2.009                $2.384                  163
    From 8/19/02* to 12/31/02                         $2.000                $2.009                   30

PHOENIX-LAZARD INTERNATIONAL EQUITY SELECT
==========================================================================================================
    From 1/1/03 to 12/31/03                           $1.905                $2.439                  757
    From 8/23/02* to 12/31/02                         $2.000                $1.905                  356

PHOENIX-LAZARD SMALL-CAP VALUE
==========================================================================================================
    From 1/1/03 to 12/31/03                           $1.947                $2.668                  224
    From 8/13/02* to 12/31/02                         $2.000                $1.947                   53


*  Date subaccount began operations.

                                                                                                 UNITS
                                                    SUBACCOUNT            SUBACCOUNT        OUTSTANDING AT
                                                    UNIT VALUE            UNIT VALUE         END OF PERIOD
          SUBACCOUNT                            BEGINNING OF PERIOD      END OF PERIOD        (THOUSANDS)
----------------------------------------------------------------------------------------------------------
PHOENIX-LAZARD U.S. MULTI-CAP
==========================================================================================================
    From 1/1/03 to 12/31/03                           $1.999                $2.539                  80
    From 8/13/02* to 12/31/02                         $2.000                $1.999                  14

PHOENIX-LORD ABBETT BOND-DEBENTURE
==========================================================================================================
    From 1/1/03 to 12/31/03                           $2.116                $2.457                 298
    From 8/23/02* to 12/31/02                         $2.000                $2.116                 126

PHOENIX-LORD ABBETT LARGE-CAP VALUE
==========================================================================================================
    From 1/1/03 to 12/31/03                           $1.974                $2.536               1,070
    From 8/13/02* to 12/31/02                         $2.000                $1.974                 390

PHOENIX-LORD ABBETT MID-CAP VALUE
==========================================================================================================
    From 1/1/03 to 12/31/03                           $1.990                $2.443                 387
    From 8/13/02* to 12/31/02                         $2.000                $1.990                  99

PHOENIX-MFS INVESTORS GROWTH STOCK
==========================================================================================================
    From 1/1/03 to 12/31/03                           $0.963                $1.147               5,921
    From 1/1/02 to 12/31/02                           $1.372                $0.963               7,494
    From 1/1/01 to 12/31/01                           $1.827                $1.372               7,135
    From 1/1/00 to 12/31/00                           $2.084                $1.827               8,994
    From 12/20/99* to 12/31/99                        $2.000                $2.084                 282

PHOENIX-MFS INVESTORS TRUST
==========================================================================================================
    From 1/1/03 to 12/31/03                           $1.625                $1.964                 152
    From 1/1/02 to 12/31/02                           $2.080                $1.625                  76
    From 11/13/01* to 12/31/01                        $2.000                $2.080                  63

PHOENIX-MFS VALUE
==========================================================================================================
    From 1/1/03 to 12/31/03                           $1.792                $2.207               1,068
    From 1/1/02 to 12/31/02                           $2.110                $1.792                 829
    From 11/2/01* to 12/31/01                         $2.000                $2.110                 123

PHOENIX-NORTHERN DOW 30
==========================================================================================================
    From 1/1/03 to 12/31/03                           $1.454                $1.827                 956
    From 1/1/02 to 12/31/02                           $1.745                $1.454               1,671
    From 1/1/01 to 12/31/01                           $1.882                $1.745               1,704
    From 1/1/00 to 12/31/00                           $2.019                $1.882               1,262
    From 12/29/99* to 12/31/99                        $2.000                $2.019                 181

PHOENIX-NORTHERN NASDAQ-100 INDEX(R)
==========================================================================================================
    From 1/1/03 to 12/31/03                           $0.511                $0.750               3,526
    From 1/1/02 to 12/31/02                           $0.830                $0.511               1,178
    From 1/1/01 to 12/31/01                           $1.257                $0.830                 801
    From 8/22/00* to 12/31/00                         $1.000                $1.257                 224

PHOENIX-OAKHURST GROWTH AND INCOME
==========================================================================================================
    From 1/1/03 to 12/31/03                           $0.877                $1.102              20,948
    From 1/1/02 to 12/31/02                           $1.147                $0.877              24,412
    From 1/1/01 to 12/31/01                           $1.266                $1.147              32,347
    From 1/1/00 to 12/31/00                           $1.374                $1.266              33,611
    From 1/1/99 to 12/31/99                           $1.191                $1.374              34,387
    From 3/3/98* to 12/31/98                          $1.000                $1.191              14,294


*  Date subaccount began operations.

                                                                                                 UNITS
                                                    SUBACCOUNT            SUBACCOUNT        OUTSTANDING AT
                                                    UNIT VALUE            UNIT VALUE         END OF PERIOD
          SUBACCOUNT                            BEGINNING OF PERIOD      END OF PERIOD        (THOUSANDS)
----------------------------------------------------------------------------------------------------------
PHOENIX-OAKHURST STRATEGIC ALLOCATION
==========================================================================================================
    From 1/1/03 to 12/31/03                           $1.517                $1.794              41,452
    From 1/1/02 to 12/31/02                           $1.740                $1.517              48,443
    From 1/1/01 to 12/31/01                           $1.732                $1.740              35,400
    From 1/1/00 to 12/31/00                           $1.745                $1.732              38,928
    From 1/1/99 to 12/31/99                           $1.590                $1.745              43,750
    From 1/1/98 to 12/31/98                           $1.334                $1.590              38,139
    From 1/1/97 to 12/31/97                           $1.120                $1.334              22,085
    From 1/1/96 to 12/31/96                           $1.042                $1.120              13,249
    From 7/31/95* to 12/31/95                         $1.000                $1.042               2,919

PHOENIX-OAKHURST VALUE EQUITY
==========================================================================================================
    From 1/1/03 to 12/31/03                           $1.091                $1.333               9,394
    From 1/1/02 to 12/31/02                           $1.417                $1.091               8,160
    From 1/1/01 to 12/31/01                           $1.751                $1.417               8,795
    From 1/1/00 to 12/31/00                           $1.343                $1.751               6,209
    From 1/1/99 to 12/31/99                           $1.095                $1.343               4,394
    From 3/5/98* to 12/31/98                          $1.000                $1.095               2,909

PHOENIX-SANFORD BERNSTEIN GLOBAL VALUE
==========================================================================================================
    From 1/1/03 to 12/31/03                           $1.598                $2.093                 517
    From 1/1/02 to 12/31/02                           $1.894                $1.598                 438
    From 1/1/01 to 12/31/01                           $2.062                $1.894                 249
    From 12/15/00* to 12/31/00                        $2.000                $2.062                  19

PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE
==========================================================================================================
    From 1/1/03 to 12/31/03                           $0.978                $1.360               8,490
    From 1/1/02 to 12/31/02                           $1.085                $0.978               9,687
    From 1/1/01 to 12/31/01                           $0.894                $1.085               7,465
    From 1/1/00 to 12/31/00                           $0.775                $0.894               3,448
    From 1/1/99 to 12/31/99                           $0.876                $0.775               3,352
    From 3/5/98* to 12/31/98                          $1.000                $0.876               3,102

PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE
==========================================================================================================
    From 1/1/03 to 12/31/03                           $2.213                $3.140               1,958
    From 1/1/02 to 12/31/02                           $2.453                $2.213               2,075
    From 1/1/01 to 12/31/01                           $2.149                $2.453               1,017
    From 12/14/00* to 12/31/00                        $2.000                $2.149                  52

PHOENIX-SENECA MID-CAP GROWTH
==========================================================================================================
    From 1/1/03 to 12/31/03                           $0.955                $1.214               6,484
    From 1/1/02 to 12/31/02                           $1.435                $0.955               7,361
    From 1/1/01 to 12/31/01                           $1.948                $1.435               7,990
    From 1/1/00 to 12/31/00                           $1.735                $1.948               8,119
    From 1/1/99 to 12/31/99                           $1.208                $1.735               4,186
    From 3/3/98* to 12/31/98                          $1.000                $1.208               1,938


*  Date subaccount began operations.

                                                                                                 UNITS
                                                    SUBACCOUNT            SUBACCOUNT        OUTSTANDING AT
                                                    UNIT VALUE            UNIT VALUE         END OF PERIOD
          SUBACCOUNT                            BEGINNING OF PERIOD      END OF PERIOD        (THOUSANDS)
----------------------------------------------------------------------------------------------------------
PHOENIX-SENECA STRATEGIC THEME
==========================================================================================================
    From 1/1/03 to 12/31/03                           $1.091                $1.477              14,227
    From 1/1/02 to 12/31/02                           $1.701                $1.091              17,206
    From 1/1/01 to 12/31/01                           $2.375                $1.701              23,867
    From 1/1/00 to 12/31/00                           $2.720                $2.375              28,108
    From 1/1/99 to 12/31/99                           $1.779                $2.720              25,555
    From 1/1/98 to 12/31/98                           $1.246                $1.779              15,013
    From 1/1/97 to 12/31/97                           $1.078                $1.246              10,169
    From 1/29/96* to 12/31/96                         $1.000                $1.078               4,054

PHOENIX-STATE STREET RESEARCH SMALL-CAP GROWTH
==========================================================================================================
    From 1/1/03 to 12/31/03                           $2.006                $3.035                 444
    From 8/23/02* to 12/31/02                         $2.000                $2.006                  68

AIM V.I. CAPITAL APPRECIATION FUND
==========================================================================================================
    From 1/1/03 to 12/31/03                           $1.389                $1.775                 799
    From 1/1/02 to 12/31/02                           $1.862                $1.389                 433
    From 4/18/01* to 12/31/01                         $2.000                $1.862                 162

AIM V.I. PREMIER EQUITY FUND
==========================================================================================================
    From 1/1/03 to 12/31/03                           $1.337                $1.649                 633
    From 1/1/02 to 12/31/02                           $1.943                $1.337                 706
    From 4/12/01* to 12/31/01                         $2.000                $1.943                 419

ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
==========================================================================================================
    From 1/1/03 to 12/31/03                           $0.824                $1.095               2,227
    From 1/1/02 to 12/31/02                           $1.264                $0.824               1,426
    From 1/1/01 to 12/31/01                           $1.525                $1.264               1,015
    From 6/15/00* to 12/31/00                         $1.000                $1.525                 649

FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
==========================================================================================================
    From 1/1/03 to 12/31/03                           $2.469                $2.492               4,732
    From 1/1/02 to 12/31/02                           $2.295                $2.469               7,332
    From 1/1/01 to 12/31/01                           $2.174                $2.295               3,252
    From 1/1/00 to 12/31/00                           $1.986                $2.174               1,215
    From 7/21/99* to 12/31/99                         $2.000                $1.986                 883

FEDERATED HIGH INCOME BOND FUND II
==========================================================================================================
    From 1/1/03 to 12/31/03                           $1.767                $2.129               2,418
    From 1/1/02 to 12/31/02                           $1.767                $1.767               1,856
    From 1/1/01 to 12/31/01                           $1.767                $1.767               1,708
    From 1/1/00 to 12/31/00                           $1.969                $1.767               1,335
    From 7/27/99* to 12/31/99                         $2.000                $1.969                 602

VIP CONTRAFUND(R) PORTFOLIO
==========================================================================================================
    From 1/1/03 to 12/31/03                           $1.440                $1.882               2,522
    From 1/1/02 to 12/31/02                           $1.612                $1.440               2,049
    From 1/1/01 to 12/31/01                           $1.865                $1.612               1,164
    From 6/6/00* to 12/31/00                          $2.000                $1.865                 304

VIP GROWTH OPPORTUNITIES PORTFOLIO
==========================================================================================================
    From 1/1/03 to 12/31/03                           $1.106                $1.414                 333
    From 1/1/02 to 12/31/02                           $1.436                $1.106                 258
    From 1/1/01 to 12/31/01                           $1.702                $1.436                 157
    From 6/6/00* to 12/31/00                          $2.000                $1.702                  83


*  Date subaccount began operations.

                                                                                                 UNITS
                                                    SUBACCOUNT            SUBACCOUNT        OUTSTANDING AT
                                                    UNIT VALUE            UNIT VALUE         END OF PERIOD
          SUBACCOUNT                            BEGINNING OF PERIOD      END OF PERIOD        (THOUSANDS)
----------------------------------------------------------------------------------------------------------
VIP GROWTH PORTFOLIO
==========================================================================================================
    From 1/1/03 to 12/31/03                           $0.957                $1.253               3,553
    From 1/1/02 to 12/31/02                           $1.390                $0.957               2,788
    From 1/1/01 to 12/31/01                           $1.714                $1.390               1,345
    From 6/6/00* to 12/31/00                          $2.000                $1.714                 315

MUTUAL SHARES SECURITIES FUND
==========================================================================================================
    From 1/1/03 to 12/31/03                           $1.113                $1.374               3,125
    From 1/1/02 to 12/31/02                           $1.280                $1.113               3,311
    From 1/1/01 to 12/31/01                           $1.212                $1.280               4,018
    From 1/1/00 to 12/31/00                           $1.092                $1.212               1,312
    From 1/1/99 to 12/31/99                           $1.013                $1.092               1,734
    From 11/10/98* to 12/31/98                        $1.000                $1.013                 281

TEMPLETON DEVELOPING MARKETS SECURITIES FUND
==========================================================================================================
    From 1/1/03 to 12/31/03                           $0.467                $0.704               3,573
    From 1/1/02 to 12/31/02                           $0.474                $0.467               4,505
    From 1/1/01 to 12/31/01                           $0.523                $0.474               5,766
    From 1/1/00 to 12/31/00                           $0.780                $0.523               7,018
    From 1/1/99 to 12/31/99                           $0.516                $0.780               7,915
    From 1/1/98 to 12/31/98                           $0.662                $0.516               5,744
    From 5/1/97* to 12/31/97                          $1.000                $0.662               3,275

TEMPLETON FOREIGN SECURITIES FUND
===========================================================================================================
    From 1/1/03 to 12/31/03                           $0.905                $1.180               6,824
    From 1/1/02 to 12/31/02                           $1.127                $0.905               8,066
    From 1/1/00 to 12/31/01                           $1.360                $1.127              10,363
    From 1/1/00 to 12/31/00                           $1.412                $1.360              11,868
    From 1/1/99 to 12/31/99                           $1.162                $1.412              12,940
    From 1/1/98 to 12/31/98                           $1.075                $1.162              11,361
    From 5/1/97* to 12/31/97                          $1.000                $1.075               4,072

TEMPLETON GLOBAL ASSET ALLOCATION FUND
===========================================================================================================
    From 1/1/03 to 12/31/03                           $1.113                $1.449               4,084
    From 1/1/02 to 12/31/02                           $1.181                $1.113               4,593
    From 1/1/01 to 12/31/01                           $1.329                $1.181               5,966
    From 1/1/00 to 12/31/00                           $1.347                $1.329               7,636
    From 1/1/99 to 12/31/99                           $1.114                $1.347               9,617
    From 1/1/98 to 12/31/98                           $1.064                $1.114               9,285
    From 5/1/97* to 12/31/97                          $1.000                $1.064               4,622

TEMPLETON GROWTH SECURITIES FUND
==========================================================================================================
    From 1/1/03 to 12/31/03                           $1.093                $1.424               9,908
    From 1/1/02 to 12/31/02                           $1.360                $1.093              16,093
    From 1/1/01 to 12/31/01                           $1.397                $1.360              16,863
    From 1/1/00 to 12/31/00                           $1.321                $1.397              20,052
    From 1/1/99 to 12/31/99                           $1.040                $1.321              22,477
    From 1/1/98 to 12/31/98                           $1.044                $1.040              12,576
    From 5/1/97* to 12/31/97                          $1.000                $1.044               6,100

RYDEX VARIABLE TRUST SECTOR ROTATION FUND
==========================================================================================================
    From 6/9/03* to 12/31/03                          $2.000                $1.152                 112


*  Date subaccount began operations.

                                                                                                 UNITS
                                                    SUBACCOUNT            SUBACCOUNT        OUTSTANDING AT
                                                    UNIT VALUE            UNIT VALUE         END OF PERIOD
          SUBACCOUNT                            BEGINNING OF PERIOD      END OF PERIOD        (THOUSANDS)
----------------------------------------------------------------------------------------------------------
SCUDDER VIT EAFE(R) EQUITY INDEX FUND
==========================================================================================================
    From 1/1/03 to 12/31/03                           $1.145                $1.507                 775
    From 1/1/02 to 12/31/02                           $1.482                $1.145                 768
    From 1/1/01 to 12/31/01                           $1.995                $1.482                 470
    From 1/1/00 to 12/31/00                           $2.426                $1.995                 337
    From 7/26/99* to 12/31/99                         $2.000                $2.426                 186

SCUDDER VIT EQUITY 500 INDEX FUND
==========================================================================================================
    From 1/1/03 to 12/31/03                           $1.630                $2.060               1,530
    From 1/1/02 to 12/31/02                           $2.108                $1.630                 646
    From 11/7/01* to 12/31/01                         $2.000                $2.108                  74

TECHNOLOGY PORTFOLIO
==========================================================================================================
    From 1/1/03 to 12/31/03                           $0.393                $0.572               5,759
    From 1/1/02 to 12/31/02                           $0.780                $0.393               4,102
    From 1/1/01 to 12/31/01                           $1.547                $0.780               4,698
    From 1/1/00 to 12/31/00                           $2.052                $1.547               5,272
    From 12/21/99* to 12/31/99                        $2.000                $2.052                 323

WANGER INTERNATIONAL SELECT
==========================================================================================================
    From 1/1/03 to 12/31/03                           $1.100                $1.532               1,159
    From 1/1/02 to 12/31/02                           $1.317                $1.100               1,237
    From 1/1/01 to 12/31/01                           $1.819                $1.317               1,533
    From 1/1/00 to 12/31/00                           $1.873                $1.819               1,695
    From 2/8/99* to 12/31/99                          $1.000                $1.873                 910

WANGER INTERNATIONAL SMALL CAP
==========================================================================================================
    From 1/1/03 to 12/31/03                           $1.658                $2.435              18,873
    From 1/1/02 to 12/31/02                           $1.951                $1.658              21,491
    From 1/1/01 to 12/31/01                           $2.509                $1.951              26,077
    From 1/1/00 to 12/31/00                           $3.531                $2.509              29,692
    From 1/1/99 to 12/31/99                           $1.580                $3.531              30,517
    From 1/1/98 to 12/31/98                           $1.377                $1.580              28,056
    From 1/1/97 to 12/31/97                           $1.417                $1.377              20,361
    From 1/1/96 to 12/31/96                           $1.088                $1.417               9,834
    From 7/31/95* to 12/31/95                         $1.000                $1.088                 257

WANGER SELECT
==========================================================================================================
    From 1/1/03 to 12/31/03                           $1.444                $1.861               2,085
    From 1/1/02 to 12/31/02                           $1.584                $1.444               1,923
    From 1/1/01 to 12/31/01                           $1.473                $1.584               1,989
    From 1/1/00 to 12/31/00                           $1.364                $1.473               2,119
    From 2/8/99* to 12/31/99                          $1.000                $1.364               1,654

WANGER U.S. SMALLER COMPANIES
==========================================================================================================
    From 1/1/03 to 12/31/03                           $1.898                $2.681              30,192
    From 1/1/02 to 12/31/02                           $2.313                $1.898              37,132
    From 1/1/01 to 12/31/01                           $2.106                $2.313              50,555
    From 1/1/00 to 12/31/00                           $2.324                $2.106              57,022
    From 1/1/99 to 12/31/99                           $1.884                $2.324              60,367
    From 1/1/98 to 12/31/98                           $1.757                $1.884              58,568
    From 1/1/97 to 12/31/97                           $1.376                $1.757              34,966
    From 1/1/96 to 12/31/96                           $0.951                $1.376              16,757
    From 7/31/95* to 12/31/95                         $1.000                $0.951               1,313


*  Date subaccount began operations.

                                                                     [VERSION B]
                         THE PHOENIX EDGE(R)-VA
                  PHL VARIABLE ACCUMULATION ACCOUNT
              ISSUED BY: PHL VARIABLE INSURANCE COMPANY

PROSPECTUS                                                           MAY 1, 2004
    This prospectus describes a variable and fixed accumulation deferred annuity contract offered to groups and individuals. The contract is designed to provide you with retirement income in the future. The contract offers a variety of variable and fixed investment options. You may allocate premium payments and contract value to one or more of the subaccounts of the PHL Variable Accumulation Account ("Separate Account"), the Market Value Adjusted Guaranteed Interest Account ("MVA") and the Guaranteed Interest Account ("GIA"). The assets of each subaccount will be used to purchase, at net asset value, shares of a series in the following designated funds.


THE PHOENIX EDGE SERIES FUND
----------------------------
    o  Phoenix-Aberdeen International Series
    o  Phoenix-AIM Mid-Cap Equity Series
    o  Phoenix-Alliance/Bernstein Enhanced Index Series
    o  Phoenix-Alliance/Bernstein Growth + Value Series
    o  Phoenix-Duff & Phelps Real Estate Securities Series
    o  Phoenix-Engemann Capital Growth Series
    o  Phoenix-Engemann Small & Mid-Cap Growth Series
    o  Phoenix-Goodwin Money Market Series
    o  Phoenix-Goodwin Multi-Sector Fixed Income Series
    o  Phoenix-Goodwin Multi-Sector Short Term Bond Series

    o  Phoenix-Kayne Rising Dividends Series

    o  Phoenix-Kayne Small-Cap Quality Value Series
    o  Phoenix-Lazard International Equity Select Series
    o  Phoenix-Lazard Small-Cap Value Series
    o  Phoenix-Lazard U.S. Multi-Cap Series
    o  Phoenix-Lord Abbett Bond-Debenture Series
    o  Phoenix-Lord Abbett Large-Cap Value Series
    o  Phoenix-Lord Abbett Mid-Cap Value Series
    o  Phoenix-MFS Investors Growth Stock Series
    o  Phoenix-MFS Investors Trust Series
    o  Phoenix-MFS Value Series
    o  Phoenix-Northern Dow 30 Series
    o  Phoenix-Northern Nasdaq-100 Index(R) Series
    o  Phoenix-Oakhurst Growth and Income Series
    o  Phoenix-Oakhurst Strategic Allocation Series

    o  Phoenix-Oakhurst Value Equity Series

    o  Phoenix-Sanford Bernstein Global Value Series
    o  Phoenix-Sanford Bernstein Mid-Cap Value Series
    o  Phoenix-Sanford Bernstein Small-Cap Value Series
    o  Phoenix-Seneca Mid-Cap Growth Series
    o  Phoenix-Seneca Strategic Theme Series
    o  Phoenix-State Street Research Small-Cap Growth Series

AIM VARIABLE INSURANCE FUNDS - SERIES I SHARES
----------------------------------------------
    o  AIM V.I. Capital Appreciation Fund
    o  AIM V.I. Premier Equity Fund

THE ALGER AMERICAN FUND - CLASS O SHARES
----------------------------------------
    o  Alger American Leveraged AllCap Portfolio

FEDERATED INSURANCE SERIES
--------------------------
    o  Federated Fund for U.S. Government Securities II
    o  Federated High Income Bond Fund II - Primary Shares

FIDELITY(R) VARIABLE INSURANCE PRODUCTS - SERVICE CLASS
-------------------------------------------------------
    o  VIP Contrafund(R) Portfolio
    o  VIP Growth Opportunities Portfolio
    o  VIP Growth Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 2
--------------------------------------------------------------
    o  Mutual Shares Securities Fund
    o  Templeton Developing Markets Securities Fund *
    o  Templeton Foreign Securities Fund
    o  Templeton Global Asset Allocation Fund *
    o  Templeton Growth Securities Fund

THE RYDEX VARIABLE TRUST
------------------------
    o  Rydex Variable Trust Juno Fund
    o  Rydex Variable Trust Nova Fund
    o  Rydex Variable Trust Sector Rotation Fund

SCUDDER INVESTMENTS VIT FUNDS - CLASS A
---------------------------------------
    o  Scudder VIT EAFE(R) Equity Index Fund
    o  Scudder VIT Equity 500 Index Fund

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - CLASS I SHARES
--------------------------------------------------------
    o  Technology Portfolio

WANGER ADVISORS TRUST
---------------------

    o  Wanger International Select

    o  Wanger International Small Cap

    o  Wanger Select

    o  Wanger U.S. Smaller Companies

* Not available for new investors

    The contract is not a deposit or obligations of, underwritten or guaranteed by, any financial institution, credit union or affiliate. It is not federally insured by the Federal Deposit Insurance Corporation or any other state or federal agency. Contract investments are subject to risk, including the fluctuation of contract values and possible loss of principal.

    The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities, nor passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

    It may not be in your best interest to purchase a contract to replace an existing annuity contract or life insurance policy. You must understand the basic features of the proposed contract and your existing coverage before you decide to replace your present coverage. You must also know if the replacement will result in any tax liability.


    This prospectus provides important information that a prospective investor ought to know before investing. This prospectus should be kept for future reference. A Statement of Additional Information ("SAI") dated May 1, 2004, is incorporated by reference and has been filed with the SEC and is available free of charge by contacting us at the address or phone number listed below. A table of contents of the SAI is available on the last page of this prospectus.

IF YOU HAVE ANY QUESTIONS,  [LOGO OF LETTER]   o  PHL VARIABLE INSURANCE COMPANY
 PLEASE CONTACT:                                  Annuity Operations Division
                                                  PO Box 8027
                                                  Boston, MA 02266-8027
                            [LOGO OF PHONE]    o  TEL. 800/541-0171

                                TABLE OF CONTENTS


Heading                                                                    Page
-------------------------------------------------------------------------------
SUMMARY OF EXPENSES ....................................................      3
CONTRACT SUMMARY .......................................................      7
FINANCIAL HIGHLIGHTS ...................................................     10
PERFORMANCE HISTORY ....................................................     10
THE VARIABLE ACCUMULATION ANNUITY ......................................     10
PHL VARIABLE AND THE SEPARATE ACCOUNT ..................................     10
INVESTMENTS OF THE SEPARATE ACCOUNT ....................................     10
GIA ....................................................................     11
MVA ....................................................................     11
PURCHASE OF CONTRACTS ..................................................     11
DEDUCTIONS AND CHARGES .................................................     12
   Deductions from the Separate Account ................................     12
   Reduced Charges, Credits and Bonus Guaranteed Interest Rates.........     13
THE ACCUMULATION PERIOD ................................................     14
   Accumulation Units ..................................................     14
   Accumulation Unit Values ............................................     14
   Transfers ...........................................................     14
   Disruptive Trading and Market Timing ................................     15
   Optional Programs and Benefits ......................................     15
   Surrender of Contract; Partial Withdrawals ..........................     18
   Lapse of Contract ...................................................     18
   Payment Upon Death Before Maturity Date .............................     19
THE ANNUITY PERIOD .....................................................     20
   Variable Accumulation Annuity Contracts .............................     20
   Annuity Payment Options .............................................     20
   Payment Upon Death After Maturity Date ..............................     22
VARIABLE ACCOUNT VALUATION PROCEDURES ..................................     22
   Valuation Date ......................................................     22
   Accumulation Unit Value .............................................     23
   Net Investment Factor ...............................................     23
MISCELLANEOUS PROVISIONS ...............................................     23
   Assignment ..........................................................     23
   Deferment of Payment ................................................     23
   Free Look Period ....................................................     23
   Amendments to Contracts .............................................     24
   Substitution of Fund Shares .........................................     24
   Ownership of the Contract ...........................................     24
FEDERAL INCOME TAXES ...................................................     24
   Introduction ........................................................     24
   Income Tax Status ...................................................     24
   Taxation of Annuities in General--Non-Qualified Plans ...............     24
   Additional Considerations ...........................................     25
   Owner Control .......................................................     26
   Diversification Standards ...........................................     27
   Taxation of Annuities in General--Qualified Plans ...................     27
SALES OF VARIABLE ACCUMULATION CONTRACTS ...............................     30
SERVICING AGENT ........................................................     30
STATE REGULATION .......................................................     31
REPORTS ................................................................     31
VOTING RIGHTS ..........................................................     31
TEXAS OPTIONAL RETIREMENT PROGRAM ......................................     31
LEGAL MATTERS ..........................................................     31
SAI TABLE OF CONTENTS ..................................................     31
APPENDIX A - INVESTMENT OPTIONS ........................................    A-1
APPENDIX B - GLOSSARY OF SPECIAL TERMS .................................    B-1
APPENDIX C - DEDUCTION FOR TAXES .......................................    C-1
APPENDIX D - FINANCIAL HIGHLIGHTS ......................................    D-1

SUMMARY OF EXPENSES
--------------------------------------------------------------------------------
   The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the contract.
--------------------------------------------------------------------------------

CONTRACT OWNER TRANSACTION EXPENSES
  Deferred Surrender Charge (as a percentage of amount surrendered:
     Age of Payment in Complete Years 0 ................................     7%
     Age of Payment in Complete Years 1 ................................     7%
     Age of Payment in Complete Years 2 ................................     6%
     Age of Payment in Complete Years 3 ................................     6%
     Age of Payment in Complete Years 4 ................................     5%
     Age of Payment in Complete Years 5 ................................     4%
     Age of Payment in Complete Years 6 ................................     3%
     Age of Payment in Complete Years 7 and thereafter  ................    None

  Transfer Charge(1)
     Current ...........................................................    None
     Maximum ...........................................................    $20

This table describes the fees and expenses that you will pay at the time that you purchase the contract, surrender the contract or transfer value between the subaccounts. State premium taxes may also be deducted.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


ANNUAL ADMINISTRATIVE CHARGE
      Maximum(2) .......................................................    $35

ENHANCED DEATH BENEFIT OPTION 1 RIDER (as a percentage of
  contract value)(3)....................................................   .05%

GUARANTEED MINIMUM INCOME BENEFIT RIDER (GMIB) FEE (4)
  (as a percentage of the guaranteed annuitization value) ..............   .60%

ANNUAL SEPARATE ACCOUNT EXPENSES (as a percentage of average account value)

  DEATH BENEFIT OPTION 1 - RETURN OF PREMIUM
  ------------------------------------------
  Mortality and Expense Risk Fee .......................................  .775%
  Daily Administrative Fee..............................................  .125%
                                                                         ------
  Total Annual Separate Account Expenses................................  .900%

  DEATH BENEFIT OPTION 2 - ANNUAL STEP-UP
  ---------------------------------------
  Mortality and Expense Risk Fee ....................................... 1.125%
  Daily Administrative Fee..............................................  .125%
                                                                         ------
  Total Annual Separate Account Expenses................................ 1.250%

  DEATH BENEFIT OPTION 3 - ROLL-UP
  --------------------------------
  Mortality and Expense Risk Fee ....................................... 1.225%
  Daily Administrative Fee..............................................  .125%
                                                                         ------
  Total Annual Separate Account Expenses................................ 1.350%


These tables describe the fees and expenses that you will pay periodically during the time that you own the contract, not including annual fund fees and expenses.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES


                                                           Minimum       Maximum
                                                           -------       -------
Total Annual Fund Operating Expenses (expenses that are
deducted from the fund assets include management fees,
12b-1 fees and other expenses) ............................  0.30%         5.73%

This table shows the minimum and maximum total operating expenses for the year ended 12/31/03, charged by the fund companies that you may pay periodically during the time that you own the contract. More detail concerning the funds' fees and total and net fund operating expenses can be found after the Expense Examples and are contained in the fund prospectuses.
--------------------------------------------------------------------------------
(1) We reserve the right to impose a transfer charge of up to $20 per transfer after the first 2 transfers in each contract year. See "Transfers."

(2) This charge is deducted annually on the contract anniversary on a pro rata basis from each investment option that you have selected. See "Deductions and Charges."

(3) This charge is assessed against the initial payment at issue and then taken annually on each contract anniversary. See "Deductions and Charges."

(4) The Guaranteed Minimum Income Benefit Rider is an optional rider. The fee for this rider will be deducted annually on the contract anniversary, only if the rider is selected. See "Optional Programs & Riders."

--------------------------------------------------------------------------------
EXPENSE EXAMPLES

If you surrender your contract at the end of the applicable time period, your maximum costs would be:

DEATH BENEFIT OPTION 1
----------------------


1 Year     3 Years     5 Years     10 Years
-------------------------------------------
$1,345      $2,641      $3,880      $6,565


DEATH BENEFIT OPTION 2
----------------------


1 Year     3 Years     5 Years     10 Years
-------------------------------------------
$1,372      $2,713      $3,988      $6,732


DEATH BENEFIT OPTION 3
----------------------


1 Year     3 Years     5 Years     10 Years
-------------------------------------------
$1,381      $2,737      $4,023      $6,786


If you annuitize your contract at the end of the applicable time period, your maximum costs would be:

DEATH BENEFIT OPTION 1
----------------------


1 Year     3 Years     5 Years     10 Years
-------------------------------------------
$1,345      $2,641      $3,481      $6,565


DEATH BENEFIT OPTION 2
----------------------

1 Year     3 Years     5 Years     10 Years
-------------------------------------------
$1,372      $2,713      $3,595      $6,732

DEATH BENEFIT OPTION 3
----------------------


1 Year     3 Years     5 Years     10 Years
-------------------------------------------
$1,381      $2,737      $3,633      $6,786


If you do not surrender or annuitize your contract at the end of the applicable time period, your maximum costs would be:

DEATH BENEFIT OPTION 1
----------------------


1 Year     3 Years     5 Years     10 Years
-------------------------------------------
  $730      $2,139      $3,481      $6,565


DEATH BENEFIT OPTION 2
----------------------


1 Year     3 Years     5 Years     10 Years
-------------------------------------------
  $759      $2,216      $3,595      $6,732


DEATH BENEFIT OPTION 3
----------------------


1 Year     3 Years     5 Years     10 Years
-------------------------------------------
  $768      $2,241      $3,633      $6,786

--------------------------------------------------------------------------------

These examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses and the maximum fund fees and expenses that were charged for the year ended 12/31/03.


The examples assume that you invest $10,000 in the contract for the time periods indicated. The examples also assume that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the funds. Your actual costs may be higher or lower based on these assumptions.

ANNUAL FUND EXPENSES (as a percentage of fund average net assets for the year ended 12/31/03)


-----------------------------------------------------------------------------------------------------------------------------------
                                                    Investment       Rule
                    Series                        Management Fee  12b-1 Fees  Other Operating Expenses  Total Annual Fund Expenses
-----------------------------------------------------------------------------------------------------------------------------------
THE PHOENIX EDGE SERIES FUND
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International                         0.75%        N/A             0.32%                        1.07%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity                             0.85%        N/A             1.42% (3)                    2.27% (8)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index              0.45%        N/A             0.29% (2)                    0.74% (8)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Growth + Value              0.85%        N/A             1.80% (3)                    2.65% (8)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities           0.75%        N/A             0.32%                        1.07%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth                        0.66%        N/A             0.19%                        0.85%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth                0.90%        N/A             0.83% (4)                    1.73% (8)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market                           0.40%        N/A             0.19%                        0.59%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income              0.50%        N/A             0.24%                        0.74%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond           0.50% (6)    N/A             1.06% (2, 7)                 1.56% (8)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends                         0.70%        N/A             1.67% (1)                    2.37% (8)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value                  0.90%        N/A             4.83% (1)                    5.73% (8)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select             0.90%        N/A             1.13% (1)                    2.03% (8)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value                         0.90%        N/A             2.43% (1)                    3.33% (8)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard U.S. Multi-Cap                          0.80%        N/A             3.92% (1)                    4.72% (8)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture                     0.75%        N/A             1.77% (1)                    2.52% (8)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value                    0.75%        N/A             1.10% (1)                    1.85% (8)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value                      0.85%        N/A             2.32% (1)                    3.17% (8)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Growth Stock                     0.75%        N/A             0.42% (3)                    1.17% (8)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Trust                            0.75%        N/A             3.17% (3)                    3.92% (8)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Value                                      0.75%        N/A             0.88% (3)                    1.63% (8)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30                                0.35%        N/A             0.66% (3)                    1.01% (8)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R)                   0.35%        N/A             1.10% (3)                    1.45% (8)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth and Income                     0.70%        N/A             0.31% (3)                    1.01% (8)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation                  0.58%        N/A             0.19%                        0.77%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Value Equity                          0.70%        N/A             0.32% (3)                    1.02% (8)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Global Value                 0.90%        N/A             1.11% (3)                    2.01% (8)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value                1.05%        N/A             0.32% (3)                    1.37% (8)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value              1.05%        N/A             0.47% (3)                    1.52% (8)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth                          0.80%        N/A             0.36% (4)                    1.16% (8)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme                         0.75%        N/A             0.30%                        1.05%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-State Street Research Small-Cap Growth         0.85%        N/A             2.89% (1)                    3.74% (8)
-----------------------------------------------------------------------------------------------------------------------------------

(1) The advisor voluntarily agrees to reimburse this series for other operating expenses that exceed 0.15% of the series' average net assets.

(2) The advisor voluntarily agrees to reimburse this series for other operating expenses that exceed 0.20% of the series' average net assets.

(3) The advisor voluntarily agrees to reimburse this series for other operating expenses that exceed 0.25% of the series' average net assets.

(4) The advisor voluntarily agrees to reimburse this series for other operating expenses that exceed 0.35% of the series' average net assets.

(5) The advisor voluntarily agrees to reimburse this series for other operating expenses that exceed 0.40% of the series' average net assets.

(6) The advisor voluntarily agreed to waive this series' investment management fee through May 31, 2004.

(7) The series' other operating expenses have been annualized based on actual operating expenses for the period ended December 31, 2003.

(8) The chart below shows net annual fund expenses after voluntary reimbursements or waivers by the advisor.

                                                                                    Net Annual
                                                                                    ----------
                                                            Reimbursements             Fund
                                                            --------------             ----
                              Series                          & Waivers              Expenses
                              ------                          ---------             ----------
Phoenix-AIM Mid-Cap Equity                                     (1.17%)                  1.10%
Phoenix-Alliance/Bernstein Enhanced Index                      (0.09%)                  0.65%
Phoenix-Alliance/Bernstein Growth + Value                      (1.55%)                  1.10%
Phoenix-Engemann Small & Mid-Cap Growth                        (0.48%)                  1.25%
Phoenix-Goodwin Multi-Sector Short Term Bond(9)                (0.86%)                  0.70%
Phoenix-Kayne Rising Dividends                                 (1.52%)                  0.85%
Phoenix-Kayne Small-Cap Quality Value                          (4.68%)                  1.05%
Phoenix-Lazard International Equity Select                     (0.98%)                  1.05%
Phoenix-Lazard Small-Cap Value                                 (2.28%)                  1.05%
Phoenix-Lazard U.S. Multi-Cap                                  (3.77%)                  0.95%
Phoenix-Lord Abbett Bond-Debenture                             (1.62%)                  0.90%
Phoenix-Lord Abbett Large-Cap Value                            (0.95%)                  0.90%
Phoenix-Lord Abbett Mid-Cap Value                              (2.17%)                  1.00%
Phoenix-MFS Investors Growth Stock                             (0.17%)                  1.00%
Phoenix-MFS Investors Trust                                    (2.92%)                  1.00%
Phoenix-MFS Value                                              (0.63%)                  1.00%
Phoenix-Northern Dow 30                                        (0.41%)                  0.60%
Phoenix-Northern Nasdaq-100 Index(R)                           (0.85%)                  0.60%
Phoenix-Oakhurst Growth and Income                             (0.06%)                  0.95%
Phoenix-Oakhurst Value Equity                                  (0.07%)                  0.95%
Phoenix-Sanford Bernstein Global Value                         (0.86%)                  1.15%
Phoenix-Sanford Bernstein Mid-Cap Value                        (0.07%)                  1.30%
Phoenix-Sanford Bernstein Small-Cap Value                      (0.22%)                  1.30%
Phoenix-Seneca Mid-Cap Growth                                  (0.01%)                  1.15%
Phoenix-State Street Research Small-Cap Growth                 (2.74%)                  1.00%

(9) These rates recognize that, effective June 1, 2004, the investment management fee will no longer be waived. Before June 1, 2004, these rates are (1.36%) and 0.20%, respectively.


        (NOTE: Each or all of the voluntary expense reimbursements and waivers noted in the chart above may be changed or eliminated at any time without notice.)

-----------------------------------------------------------------------------------------------------------------------------------
                                                                Rule                                                Net Annual Fund
                                                  Investment  12b-1 or       Other                    Contractual    Expenses After
                                                  Management  Service     Operating  Total Annual   Reimbursements   Reimbursements
                               Series                 Fee       Fees       Expenses  Fund Expenses     & Waivers       & Waivers
-----------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS - SERIES I SHARES
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                  0.61%        N/A        0.24%        0.85%          (0.00%)         0.85%
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                        0.61%        N/A        0.24%        0.85%          (0.00%)         0.85%
-----------------------------------------------------------------------------------------------------------------------------------
THE ALGER AMERICAN FUND - CLASS O SHARES
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio           0.85%        N/A        0.12%        0.97%          (0.00%)         0.97%
-----------------------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
-----------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II    0.60%      0.25% (1)    0.12%        0.97%             --             -- (12)
-----------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II - Primary
  Shares                                            0.60%      0.25% (1)    0.15%        1.00%             --             -- (12)
-----------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS - SERVICE
  CLASS
-----------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio (2)                     0.58%      0.10%        0.09%        0.77%             --             -- (12)
-----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio (2)              0.58%      0.10%        0.14%        0.82%             --             -- (12)
-----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio (3)                            0.58%      0.10%        0.09%        0.77%             --             -- (12)
-----------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS
  TRUST - CLASS 2
-----------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                       0.60%      0.25% (4)    0.20%        1.05%          (0.00%)         1.05%
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund        1.25%      0.25%        0.30%        1.80%          (0.00%)         1.80%
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                  0. 69% (5)  0.25%        0.22%        1.16%          (0.04%)         1.12%
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund              0.61% (5)  0.25%        0.21%        1.07%          (0.01%)         1.06%
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund (6)                0.81%      0.25% (4)    0.07%        1.13%          (0.00%)         1.13%
-----------------------------------------------------------------------------------------------------------------------------------
THE RYDEX VARIABLE TRUST
-----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund (7)                  0.90%       N/A         0.79%        1.69%          (0.00%)         1.69%
-----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                      0.75%       N/A         0.79%        1.54%          (0.00%)         1.54%
-----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund           0.90%       N/A         0.80%        1.70%          (0.00%)         1.70%
-----------------------------------------------------------------------------------------------------------------------------------
SCUDDER INVESTMENTS VIT FUNDS - CLASS A
-----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund (8)           0.45%       N/A         0.64%        1.09%          (0.44%)         0.65%
-----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund (9)               0.20%       N/A         0.10%        0.30%          (0.00%)         0.30%
-----------------------------------------------------------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC. -
CLASS I SHARES
-----------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio (10)                           0.80%       N/A         0.53%        1.33%             --             -- (12)
-----------------------------------------------------------------------------------------------------------------------------------
WANGER ADVISORS TRUST
-----------------------------------------------------------------------------------------------------------------------------------
Wanger International Select (11)                    1.00%       N/A         0.54%        1.54%          (0.09%)         1.45%
-----------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                      1.22%       N/A         0.19%        1.41%          (0.00%)         1.41%
-----------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                       0.95%       N/A         0.20%        1.15%          (0.00%)         1.15%
-----------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                       0.93%       N/A         0.06%        0.99%          (0.00%)         0.99%
-----------------------------------------------------------------------------------------------------------------------------------

(1)  The fund has voluntarily agreed to waive this service fee.

(2) A portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time.

(3) A portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. These offsets may be discontinued at any time.

(4) While the maximum amount payable under the fund's Rule 12b-1 plan is 0.35% per year of the fund's average annual net assets, the fund's Board of Trustees has set the current rate at 0.25% per year.

(5) The advisor has contractually agreed to reduce its investment management fee to reflect reduced services resulting from the fund's investment in a Franklin Templeton money fund. This reduction is required by the fund's Board of Trustees and an order by the SEC. After such reductions, the management fees are 0.65% for the Templeton Foreign Securities Fund and 0.60% for the Templeton Global Asset Allocation Fund.

(6) The fund administration fee is paid indirectly through the investment management fee.

(7)  The funds' operating expenses have been annualized.

(8) The advisor has contractually agreed to waive its fees and/or reimburse expenses of the fund in excess of 0.65% of the average daily net assets until April 30, 2005.

(9) The advisor has contractually agreed to waive its fees and/or reimburse expenses of the fund in excess of 0.30% of the average daily net assets until April 30, 2005.

(10) The advisor has agreed to reduce fees payable to it and to reimburse expenses of the portfolio in excess of 1.15% (excluding interest and extraordinary expenses).

(11) The advisor has contractually agreed to limit net annual fund expenses to 1.45% of the series' average net assets until April 30, 2005.

(12) The chart below shows net annual fund expenses after voluntary reimbursements or waivers by the advisor.

                         Series                           Non-contractual Reimbursements & Waivers     Net Annual Fund Expenses
                         ------                           ----------------------------------------     ------------------------
Federated Fund for U.S. Government Securities II                           (0.25%)                              0.72%
Federated High Income Bond Fund II - Primary Shares                        (0.25%)                              0.75%
VIP Contrafund(R) Portfolio                                                (0.02%)                              0.75%
VIP Growth Opportunities Portfolio                                         (0.02%)                              0.80%
VIP Growth Portfolio                                                       (0.03%)                              0.74%
Technology Portfolio                                                       (0.18%)                              1.15%


(NOTE: Each or all of the voluntary expense reimbursements and waivers noted in the chart above may be changed or eliminated at any time without notice.)

CONTRACT SUMMARY
----------------
    This summary describes the general provisions of the contract.

    Certain provisions of the contract described in this prospectus may differ in a particular state because of specific state requirements.


    This prospectus is a disclosure document which summarizes your rights under the annuity product that you are purchasing. As with any summary it may differ in certain instances from the underlying annuity contract. You should read your annuity contract carefully.

    Please refer to the "Glossary of Special Terms" in Appendix B.

OVERVIEW

    The contract offers a dynamic idea in retirement planning. It's designed to give you maximum flexibility in obtaining your investment goals. The contract is intended for those seeking income and for those seeking long-term tax-deferred accumulation of assets to provide income for retirement or other purposes. Those considering the contract for other purposes should consult with their tax advisors. Participants in qualified plans should note that they likely would not benefit from the tax deferral provided by an annuity contract, and should not consider the contract for its tax treatment, but for its investment and annuity benefits.

    The contract offers a combination of investment options, both variable and fixed. Investments in the variable options provide results which vary and depend upon the performance of the underlying fund, while investments in the GIA or MVA provide guaranteed interest earnings subject to certain conditions. For a detailed discussion see the section "GIA."

    You also select a Death Benefit Option which is suitable in meeting your financial objectives. Each Death Benefit Option differs in the amount of mortality and expense risk charge, how the death benefit is calculated, and in the amount of contract value you may withdraw without surrender charges each contract year. See "The Accumulation Period--Payment Upon Death Before the Maturity Date" for a complete description.

For more information, see "Purchase of Contracts."

INVESTMENT FEATURES

FLEXIBLE PAYMENTS
o   You may make payments anytime until the maturity date.

o   You can vary the amount and frequency of your payments.

o   Other than the Minimum Initial Payment, there are no required payments.

MINIMUM CONTRIBUTION
o   Generally, the Minimum Initial Payment is $1,000.

ALLOCATION OF PREMIUMS AND CONTRACT VALUE
o Payments are invested in one or more of the subaccounts, the GIA and the MVA.

o Transfers between the subaccounts and into the GIA can be made anytime. Transfers from the GIA are subject to rules discussed in sections "GIA" and "The Accumulation Period--Transfers."

o Transfers from the MVA may be subject to market value adjustments and are subject to certain rules. See the MVA prospectus.

o The contract value varies with the investment performance of the funds and is not guaranteed.

o The contract value allocated to the GIA will depend on deductions taken from the GIA and interest accumulation at rates set by us (minimum--3%).

WITHDRAWALS
o You may partially or fully surrender the contract anytime for its contract value less any applicable surrender charge, market value adjustment and premium tax.

o Each year you may withdraw part of your contract value free of any surrender charges. During the first contract year, you may withdraw up to 10% of the contract value as of the date of the first partial withdrawal without surrender charges. After that, depending on the Death Benefit Option selected, any unused percentage of the free withdrawal amount from prior years may be carried forward to the current contract year (up to a maximum of 30% of your contract value as of the last contract anniversary). Please refer to "Deductions and Charges - Surrender Charges" for a complete description.

o Withdrawals may be subject to a 10% penalty tax. See "Federal Income Taxes - Penalty Tax on Certain Surrenders and Withdrawals."

DEATH BENEFIT
    The death benefit is calculated differently under each Death Benefit Option and the amount varies based on the Option selected.

DEDUCTIONS AND CHARGES

FROM THE CONTRACT VALUE
o No deductions are made from payments unless you elect the Enhanced Option 1 Rider.

o A deduction for surrender charges may occur when you surrender your contract or request a withdrawal if the assets have not been held under the contract for a specified period of time.

o   If we impose a surrender charge, it is on a first-in, first-out basis.

o No surrender charges are taken upon the death of the annuitant or owner before the maturity date.

o A declining surrender charge is assessed on withdrawals in excess of the free withdrawal amount, based on the date the payments are deposited:

--------------------------------------------------------------------------------
Percent                    7%     7%     6%     6%     5%     4%     3%     0%
--------------------------------------------------------------------------------
Age of Payment in           0      1      2      3      4      5      6     7+
Complete Years
--------------------------------------------------------------------------------

o   Administrative Charge--maximum of $35 each year.

o Enhanced Option 1 Rider is an optional benefit that provides additional guaranteed benefits. The charge for the Enhanced Option 1 Rider is .05% on an annual basis. This charge is assessed against the initial payment at issue and then taken against the contract value at the beginning of each contract year on the contract anniversary. See "Optional Programs and Benefits" for complete details.


FROM THE SEPARATE ACCOUNT

o Mortality and expense risk fee--varies based on the Death Benefit Option selected. See "Charges for Mortality and Expense Risks."

o The daily administrative fee--0.125% annually. See "Charges for Administrative Services."

OTHER CHARGES OR DEDUCTIONS

o   Taxes--taken from the contract value upon annuitization.

    o PHL Variable will reimburse itself for such taxes on the date of a partial withdrawal, surrender of the contract, maturity date or payment of death proceeds. See "Tax" and Appendix C.


    See "Deductions and Charges" for a detailed description of contract charges.

    In addition, certain charges are deducted from the assets of the funds for investment management services. See the prospectuses for the funds for more information.

DEATH BENEFIT OPTIONS
o The contract offers three Death Benefit Options. You select a Death Benefit Option that best meets your financial needs. Each Death Benefit Option varies in the method of death benefit calculation, the amount of mortality and expense risk charge, and the amount of money you can withdraw from your contract each year free of surrender charges (free withdrawal amount).

    The components of each Death Benefit Option are on the Death Benefit Options chart on the next page.

ADDITIONAL INFORMATION

FREE LOOK PERIOD
    You have the right to review the contract. If you are not satisfied you may return it within 10 days after you receive it and cancel the contract. You will receive the adjusted value of the initial payment in cash. However, if applicable state law requires, we will return the full amount of the initial payment.

    See "Free Look Period" for a detailed discussion.

LAPSE
    If on any valuation date the total contract value equals zero, or, the premium tax reimbursement due on a surrender or partial withdrawal is greater than or equal to the contract value, the contract will immediately terminate and lapse without value.

                                                             DEATH BENEFIT OPTIONS CHART
-----------------------------------------------------------------------------------------------------------------------------------
                       DEATH BENEFIT OPTION 1    OPTIONAL BENEFITS       DEATH BENEFIT OPTION 2          DEATH BENEFIT OPTION 3
-----------------------------------------------------------------------------------------------------------------------------------
                             RETURN OF                ENHANCED                 ANNUAL
     COMPONENT                PREMIUM               OPTION 1 RIDER           STEP-UP                         5% ROLL-UP
-----------------------------------------------------------------------------------------------------------------------------------

Mortality & Expense
Risk Fee(1)                   .775%                      N/A                    1.125%                           1.225%
-----------------------------------------------------------------------------------------------------------------------------------
Rider Charge                   N/A                      .05%                    N/A                                N/A
-----------------------------------------------------------------------------------------------------------------------------------
Free Withdrawal        CONTRACT YEAR 1:          CONTRACT YEAR 1:           CONTRACT YEAR 1:             CONTRACT YEAR 1:
Amount                 10% of the contract       10% of the contract        10% of the contract          10% of the contract
                       value as of the date      value as of the date       value as of the date of      value as of the date
                       of withdrawal             of withdrawal              withdrawal                   of withdrawal

                       CONTRACT YEARS 2 AND                                                              CONTRACT YEARS 2
                       GREATER:                  CONTRACT YEARS 2 AND       CONTRACT YEARS 2 AND         AND GREATER:
                       10% of the last           GREATER:                   GREATER:                     10% of the last
                       contract anniversary      10% of the last            10% of the last contract     contract anniversary
                       value                     contract anniversary       anniversary value PLUS any   value PLUS any unused
                                                 value PLUS unused          unused percentage from       percentage from prior
                                                 percentage from            prior years may be carried   years may be carried
                                                 prior years may be         forward to the then          forward to the then
                                                 carried forward to the     current contract year,       current contract year,
                                                 then current contract      up to a maximum of 30%       up to a maximum of
                                                 year, up to a maximum      of your contract value as    30% of your contract
                                                 of 30% of your contract    of the last contract         value as of the last
                                                 value as of the last       anniversary                  contract anniversary
                                                 contract anniversary
-----------------------------------------------------------------------------------------------------------------------------------
Death Benefit(2) on    THE GREATER OF:           THE GREATER OF:            THE GREATER OF:              THE GREATER OF:
the date of death      1. the sum of 100%        1. the sum of 100% of      1. the sum of 100% of        1. the sum of 100% of
of the annuitant          of premium payments       premium payments           premium payments less        premium payments
who has not yet           less adjusted partial     less adjusted              adjusted partial             less adjusted
attained age 80           withdrawals on the        partial withdrawals        withdrawals on the           partial withdrawals
                          claim date; or            on the claim date;         claim date; or               on the claim date;
                       2. the contract value        or                      2. the contract value on        or
                          on the claim date      2. the contract value         the claim date; or        2. the contract value
                                                    on the claim date;      3. the Annual Step-up           on the claim date;
                                                    or                          Amount on the claim         or
                                                 3. the 7 Year Step-up          date                     3. the Annual Step-up
                                                    Amount on the claim                                     Amount on the Claim
                                                    date                                                    Date; or

                                                                                                         4. the Annual Roll-up
                                                                                                            Amount on the claim
                                                                                                            date
-----------------------------------------------------------------------------------------------------------------------------------
Death Benefit(2) on    THE GREATER OF:           THE GREATER OF:            THE GREATER OF:              THE GREATER OF:
the date of death of   1. the sum of 100% of     1. the death benefit       1. the death benefit in      1. the death benefit
the annuitant who has     premium payments less     in effect at the           effect at the end of the     in effect at the
attained age 80           adjusted partial          end of the last            immediately preceding        end of the immediately
                          withdrawals on the        7-year period prior        contract year prior to       preceding contract
                          claim date; or            to the annuitant           the annuitant turning        year prior to the
                                                    turning age 80, plus       age 80, plus the sum         annuitant turning age
                       2. the contract value on     the sum of 100% of         of 100% of premium           80, plus the sum of
                          the claim date            premium payments less      payments less adjusted       100% of premium
                                                    adjusted partial           partial withdrawals made     payments less
                                                    withdrawals made           since the contract year      adjusted partial
                                                    since the contract         that the annuitant           withdrawals made
                                                    year that the              reached Age 80; or           since the contract
                                                    annuitant reached                                       year that the
                                                    Age 80;                 2. the contract value on        annuitant reached
                                                 2. the contract value         the claim date               Age 80; or
                                                    on the claim date                                    2. the contract value
                                                                                                            on the claim date
-----------------------------------------------------------------------------------------------------------------------------------


(1) See the "Summary of Expenses" and "Deductions and Charges--Mortality and Expense Risk Charge" for complete details.

(2) See "The Accumulation Period--Payment Upon Death Before Maturity Date" for complete details.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
    Financial highlights give the historical value for a single unit of each of the available subaccounts and the number of units outstanding at the end of each of the past ten years, or since the subaccount began operations, if less. These tables are highlights only.


    More information, including the Separate Account and Company financial statements, is in the SAI and in the annual report. You may obtain a copy of the SAI by calling the Annuity Operations Division us at 800/541-0171.


    There are different sets of financial highlight tables in this prospectus, please be sure you refer to the appropriate set for your contract. The tables are set forth in Appendix D.

PERFORMANCE HISTORY
--------------------------------------------------------------------------------

    We may include the performance history of the subaccounts in advertisements, sales literature or reports. Performance information about each subaccount is based on past performance only and is not an indication of future performance. Historical returns are usually calculated for one year, five years and ten years. If the subaccount has not been in existence for at least one year, returns are calculated from inception of the subaccount. Total return is measured by comparing the value of a hypothetical $1,000 investment in the subaccount at the beginning of the relevant period to the value of the investment at the end of the period, assuming the reinvestment of all distributions at net asset value. The return is computed net of the investment management fees, daily administrative fees, annual contract fees, mortality and expense risk charges, and deferred surrender charges of 7% and 4% deducted from redemptions after one and five years, respectively. See the SAI for more details.


THE VARIABLE ACCUMULATION ANNUITY
--------------------------------------------------------------------------------

    The individual deferred variable accumulation annuity contract (the "contract") issued by PHL Variable is significantly different from a fixed annuity contract in that, unless the GIA is selected, it is the owner and annuitant under a contract who bear the risk of investment gain or loss rather than PHL Variable. To the extent that payments are not allocated to the GIA or MVA, the amounts that will be available for annuity payments under a contract will depend on the investment performance of the amounts allocated to the subaccounts. Upon the maturity of a contract, the amounts held under a contract will continue to be invested in the Separate Account or the GIA and monthly annuity payments will vary in accordance with the investment experience of the investment options selected. However, a fixed annuity may be elected, in which case PHL Variable will guarantee specified monthly annuity payments.


    You select the investment objective of each contract on a continuing basis by directing the allocation of payments and the reallocation of the contract value among the subaccounts, GIA or MVA.


PHL VARIABLE AND THE SEPARATE ACCOUNT
--------------------------------------------------------------------------------
    We are PHL Variable Life Insurance Company, a Connecticut stock life insurance company incorporated July 15, 1981. We sell life insurance policies and annuity contracts through producers of affiliated distribution companies and through brokers. Our executive and administrative office is at One American Row, Hartford, Connecticut, 06102-5056.

    PHL Variable is an indirectly owned company of Phoenix Life Insurance Company ("Phoenix"). Phoenix is a life insurance company, which is wholly owned by The Phoenix Companies, Inc. ("PNX"), which, is a manufacturer of insurance, annuity and asset management products.

    On December 7, 1994, we established the Separate Account, a separate account created under the insurance laws of Connecticut. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act") and it meets the definition of a "separate account" under the 1940 Act. Registration under the 1940 Act does not involve supervision by the SEC of the management or investment practices or policies of the Account or of PHL Variable.

    Under Connecticut law, all income, gains or losses, whether or not realized, of the Separate Account must be credited to or charged against the amounts placed in the Separate Account without regard to the other income, gains and losses from any other business or activity of PHL Variable. The assets of the Separate Account may not be used to pay liabilities arising out of any other business that we may conduct. The Separate Account has several subaccounts that invest in underlying mutual funds. Obligations under the contracts are obligations of PHL Variable Insurance Company.

    Contributions to the GIA and MVA are not invested in the Separate Account; rather, they become part of the general account of PHL Variable (the "General Account"). The General Account supports all insurance and annuity obligations of PHL Variable and is made up of all of its general assets other than those allocated to any separate account such as the Separate Account. For more complete information concerning the GIA, see "GIA" and "MVA."

INVESTMENTS OF THE SEPARATE ACCOUNT

--------------------------------------------------------------------------------
PARTICIPATING INVESTMENT FUNDS

o   The Phoenix Edge Series Fund

o   AIM Variable Insurance Funds

o   The Alger American Fund

o   Federated Insurance Series

o   Fidelity(R) Variable Insurance Products

o   Franklin Templeton Variable Insurance Products Trust

o   The Rydex Variable Trust

o   Scudder Investments VIT Funds

o   The Universal Institutional Funds, Inc.

o   Wanger Advisors Trust

    For additional information concerning the available investment options, please see Appendix A.

    Each investment option is subject to market fluctuations and the risks that come with the ownership of any security, and there can be no assurance that any series will achieve its stated investment objective.


    For additional information concerning the funds, please see the appropriate fund prospectuses, which should be read carefully before investing. Copies of the fund prospectuses may be obtained by writing to our Annuity Operations Division or calling us at the address or telephone number provided on the first page of this prospectus.


    The shares of the funds are not directly offered to the public. Shares of the funds are currently offered through separate accounts to fund variable accumulation annuity contracts and variable universal life insurance policies issued by Phoenix, PHL Variable, and Phoenix Life and Annuity Company ("PLAC"). Shares of the funds may be offered to separate accounts of other insurance companies.

    The interests of variable annuity contract owners and variable life policy owners could diverge based on differences in federal and state regulatory requirements, tax laws, investment management or other unanticipated developments. Currently, we do not foresee any such differences or disadvantages at this time. However, we intend to monitor for any material conflicts and will determine what action, if any should be taken in response to such conflicts. If such a conflict were to occur, one or more separate accounts might be required to withdraw its investments in the fund or shares of another fund may be substituted.

INVESTMENT ADVISORS AND SUBADVISORS
    For a complete list of advisors and subadvisors, please see Appendix A.

SERVICES OF THE ADVISORS
    The advisors and subadvisors continually furnish an investment program for each series and manage the investment and reinvestment of the assets of each series subject at all times to the authority and supervision of the trustees. A detailed discussion of the investment advisors and subadvisors, and the investment advisory and subadvisory agreements, is contained in the fund prospectuses.

GIA
--------------------------------------------------------------------------------

    In addition to the Separate Account, you may allocate premiums or transfer values to the GIA. Amounts you allocate or transfer to the GIA become part of our general account assets. You do not share in the investment experience of those assets. Rather, we guarantee a minimum rate of return on the allocated amount, as provided under the terms of your product. Although we are not obligated to credit interest at a higher rate than the minimum, we will credit any excess interest as determined by us based on expected investment yield information.


    We reserve the right to limit total deposits to the GIA, including transfers, to no more than $250,000 during any one- week period per policy.

    You may make transfers into the GIA at any time. In general, you may make only one transfer per year from the GIA. The amount that can be transferred out is limited to the greater of $1,000 or 25% of the policy value in the GIA as of the date of the transfer. Also, the total value allocated to the GIA may be transferred out to one or more of the subaccounts over a consecutive 4-year period according to the following schedule:

o   Year One:         25% of the total value

o   Year Two:         33% of remaining value

o   Year Three:       50% of remaining value

o   Year Four:        100% of remaining value

    Transfers from the GIA may also be subject to other rules as described throughout this prospectus.

    Because of exemptive and exclusionary provisions, we have not registered interests in our general account under the Securities Act of 1933. Also, we have not registered our general account as an investment company under the 1940 Act, as amended. Therefore, neither the general account nor any of its interests are subject to these Acts, and the SEC has not reviewed the general account disclosures. These disclosures may, however, be subject to certain provisions of the federal securities law regarding accuracy and completeness of statements made in this prospectus.

MVA
--------------------------------------------------------------------------------

    The MVA is an account that pays interest at a guaranteed rate if held to the end of the guarantee period. If amounts are withdrawn, transferred or applied to an annuity payment option before the end of the guarantee period, a market value adjustment will be made. Assets allocated to the MVA are not part of the assets allocated to the Separate Account or to the general account. The MVA is more fully described in a separate prospectus that should be read carefully before investing.


PURCHASE OF CONTRACTS
--------------------------------------------------------------------------------
    Generally, we require minimum initial payments of:

o   Non-qualified plans--$1,000

o   Individual Retirement Annuity--$1,000

o   Bank draft program--$25

    o You may authorize your bank to draw $25 or more from your personal checking account monthly to purchase units in any available subaccount, or for deposit in the GIA or MVA. The amount you designate will be automatically invested on the date the bank draws on your account. If Check-o-matic is elected, the minimum initial payment is $25. This payment must accompany the application (if any). Each subsequent payment under a contract must be at least $25.

o   Qualified plans--$1,000 annually

    o If contracts are purchased in connection with tax-qualified or employer-sponsored plans, a minimum annual payment of $1,000 is required.

    We require minimum subsequent payments of $25.

    Generally, a contract may not be purchased for a proposed annuitant who is 86 years of age or older. Total payments in excess of $1,000,000 cannot be made without our permission. While the annuitant is living and the contract is in force, payments may be made anytime before the maturity date of a contract.

    Payments received under the contracts will be allocated in any combination to any subaccount, GIA or MVA, in the proportion specified in the application for the contract or as otherwise indicated by you from time to time. Initial payments may, under certain circumstances, be allocated to the Phoenix- Goodwin Money Market Subaccount. See "Free Look Period." Changes in the allocation of payments will be effective as of receipt by our Annuity Operations Division of notice of election in a form satisfactory to us (either in writing or by telephone) and will apply to any payments accompanying such notice or made subsequent to the receipt of the notice, unless otherwise requested by you.

    In certain circumstances we may reduce the initial or subsequent premium payment amount we accept for a contract. Factors in determining qualifications for any such reduction include:

    (1) the make-up and size of the prospective group;

    (2) the method and frequency of premium payments; and

    (3) the amount of compensation to be paid to Registered Representatives on each premium payment.

    Any reduction will not unfairly discriminate against any person. We will make any such reduction according to our own rules in effect at the time the premium payment is received. We reserve the right to change these rules from time to time.

DEDUCTIONS AND CHARGES
--------------------------------------------------------------------------------
DEDUCTIONS FROM THE SEPARATE ACCOUNT

TAX

    Tax is considered to be any tax charged by a state or municipality on premium payments, whether or not characterized as purchase premium tax (or premium tax). It is also other state or local taxes imposed or any other governmental fees which may be required based on the laws of the state or municipality of delivery, the owner's state or municipality of residence on the contract date. Taxes on premium payments currently range from 0% to 3.5% (the amount of state premium payment tax, if any, will vary from state to state), depending on the state. We will pay any premium payment tax, any other state or local taxes imposed or other governmental fee due and will only reimburse ourselves upon the remittance to the applicable state. For a list of states and taxes, see "Appendix C."


    We reserve the right, when calculating unit values, to deduct a credit or fee with respect to any taxes we have paid for or reserved during the valuation period that we determine to be attributable to the operation of an Investment Division. No federal income taxes are applicable under present law and we are not presently making any such deduction.

SURRENDER CHARGES
    A deduction for surrender charges for this contract may be taken from proceeds of partial withdrawals from, or complete surrender of the contract. The amount (if any) of a surrender charge depends on whether your premium payments are held under the contract for a certain period of time. The surrender charge schedule is shown in the chart below. No surrender charge will be taken from death proceeds. No surrender charge will be taken after the annuity period has begun except with respect to unscheduled withdrawals under Annuity Payment Option K or L below. See "Annuity Payment Options." Any surrender charge is imposed on a first-in, first-out basis.

    Each year you may withdraw part of your contract value free of any surrender charges. During the first contract year, you may withdraw up to 10% of the contract value as of the date of the first partial withdrawal without surrender charges. After that, depending on the Death Benefit Option selected or any optional benefits you may elect, any unused percentage of the free withdrawal amount from prior years may be carried forward to the current contract year (up to a maximum of 30% of your contract value as of the last contract anniversary).

    The amount of free withdrawal available depends on the Death Benefit Option you select as follows:

o   DEATH BENEFIT OPTION 1

    CONTRACT YEAR 1:
    10% of the contract value as of the date of withdrawal

    CONTRACT YEARS 2 AND GREATER:
    10% of the last contract anniversary value.

o   ENHANCED OPTION 1 RIDER

    CONTRACT YEAR 1:
    10% of the contract value as of the date of withdrawal

    CONTRACT YEARS 2 AND GREATER:

    10% of the last contract anniversary value PLUS any unused percentage from prior years may be carried forward to the then current contract year, up to a maximum of 30% of your contract value as of the last contract anniversary

    This rider is available at an annual cost of .05%.

    This charge is assessed against the initial payment at issue and subsequently is taken against the contract value at the beginning of each contract year on the contract anniversary.

o   DEATH BENEFIT OPTION 2

    CONTRACT YEAR 1:
    10% of the contract value as of the date of withdrawal

    CONTRACT YEARS 2 AND GREATER:
    10% of the last contract anniversary value PLUS any unused percentage from prior years may be carried forward to the then current contract year, up to a maximum of 30% of your contract value as of the last contract anniversary.

o   DEATH BENEFIT OPTION 3

    CONTRACT YEAR 1:
    10% of the contract value as of the date of withdrawal

    CONTRACT YEARS 2 AND GREATER:

    10% of the last contract anniversary value PLUS any unused percentage from prior years may be carried forward to the then current contract year, up to a maximum of 30% of your contract value as of the last contract anniversary


        The deduction for surrender charges, expressed as a percentage of the amount withdrawn in excess of the 10% allowable amount, is as follows:

================================================================================
Percent                  7%     7%     6%     6%     5%     4%     3%     0%
--------------------------------------------------------------------------------
Age of Payment in
Complete Years            0      1      2      3      4      5      6     7+
================================================================================

    If the annuitant or owner dies before the maturity date of the contract, the surrender charge described in the table above will not apply.

    The total surrender charges on a contract will never exceed 9% of total payments, and the applicable level of surrender charge cannot be changed with respect to outstanding contracts. Surrender charges imposed in connection with partial surrenders will be deducted from the subaccounts, GIA and MVA on a pro rata basis. Any distribution costs not paid for by surrender charges will be paid by PHL Variable from the assets of the General Account.

MORTALITY AND EXPENSE RISK FEE


    We make a daily deduction from each subaccount for the mortality and expense risk charge. The charge is assessed against the daily net assets of the subaccounts and varies based on the Death Benefit Option you selected. The current charge under each Death Benefit Option is equal, on an annual basis to the following percentages:


--------------------------------------------------------------------------------
   OPTION 1 - RETURN          OPTION 2 - ANNUAL          OPTION 3 - 5%
       OF PREMIUM                  STEP-UP                  ROLL-UP
--------------------------------------------------------------------------------
         0.775%                     1.125%                   1.225%
--------------------------------------------------------------------------------

    Although you bear the investment risk of the series in which you invest, once you begin receiving annuity payments that carry life contingencies the annuity payments are guaranteed by us to continue for as long as the annuitant lives. We assume the risk that annuitants as a class may live longer than expected (requiring a greater number of annuity payments) and that our actual expenses may be higher than the expense charges provided for in the contract.

    In assuming the mortality risk, we promise to make these lifetime annuity payments to the owner or other payee for as long as the annuitant lives according to the annuity tables and other provisions of the contract.

    No mortality and expense risk charge is deducted from the GIA or MVA. If the charges prove insufficient to cover actual administrative costs, then the loss will be borne by us; conversely, if the amount deducted proves more than sufficient, the excess will be a profit to us.

    We have concluded that there is a reasonable likelihood that the distribution financing arrangement being used in connection with the contract will benefit the Account and the contract owners.


DAILY ADMINISTRATIVE FEE
    We make a daily deduction from account value to cover the costs of administration. This current fee is based on an annual rate of 0.125% and is taken against the net assets of the subaccounts. It compensates the Company for administrative expenses that exceed revenues from the Administrative Charge described below. (This fee is not deducted from the GIA or MVA.)

ANNUAL ADMINISTRATIVE CHARGE

    We deduct an administrative charge from the contract value. This charge is used to reimburse us for some of the administrative expenses we incur in establishing and maintaining the contracts.


    The maximum and current administrative maintenance charge under a contract is $35. This charge is deducted annually on the contract anniversary date. It is deducted on a pro rata basis from the subaccounts, GIA or MVA in which you have an interest. If you fully surrender your contract, the full administrative fee if applicable, will be deducted at the time of withdrawal. The administrative charge will not be deducted (either annually or upon withdrawal) if your contract value is $50,000 or more on the day the administrative charge is due. This charge may be decreased but will never increase. If you elect Annuity Payment Options I, J, K, M or N, the annual administrative charge after the maturity date will be deducted from each annuity payment in equal amounts.


REDUCED CHARGES, CREDITS AND BONUS GUARANTEED INTEREST RATES
    We may reduce or eliminate the mortality and expense risk fee and the surrender or annual administrative charge, credit additional amounts, or grant bonus Guaranteed Interest Rates when sales of the contracts are made to certain individuals or groups of individuals that result in savings of sales expenses. We will consider the following characteristics:

(1) the size and type of the group of individuals to whom the contract is offered;

(2) the amount of anticipated premium payments;

(3) whether there is a preexisting relationship with the Company such as being an employee of the Company or its affiliates and their spouses; or to employees or agents who retire from the Company or its affiliates or Phoenix Equity Planning Corporation ("PEPCO"), or its affiliates or to registered representatives of the principal underwriter and registered representatives of broker-dealers with whom PEPCO has selling agreements; and

(4) internal transfers from other contracts issued by the Company or an affiliate, or making transfers of amounts held under qualified plans sponsored by the Company or an affiliate.

    Any reduction or elimination of surrender or administrative charge will not be unfairly discriminatory against any person. We will make any reduction according to our own rules in effect at the time the contract is issued. We reserve the right to change these rules from time to time.

MARKET VALUE ADJUSTMENT
    Any withdrawal from your MVA will be subject to a market value adjustment. See the MVA prospectus for information relating to this option.

OTHER CHARGES
    As compensation for investment management services, the advisors are entitled to a fee, payable monthly and based on an annual percentage of the average daily net asset values of each series. These fund charges and other fund expenses are described more fully in the fund prospectuses.

THE ACCUMULATION PERIOD
--------------------------------------------------------------------------------
    The accumulation period is that time before annuity payments begin during which your payments into the contract remain invested.

ACCUMULATION UNITS
    Your initial payments will be applied within two days of our receipt if the application for a contract is complete. If an incomplete application is completed within five business days of receipt by our Annuity Operations Division, your payment will be applied within two days of the completion of the application. If our Annuity Operations Division does not accept the application within five business days or if an order form is not completed within five business days of receipt by our Annuity Operations Division, then your payment will be immediately returned unless you request us to hold it while the application is completed. Additional payments allocated to the GIA or MVA are deposited on the date of receipt of payment at our Annuity Operations Division. Additional payments allocated to subaccounts are used to purchase accumulation units of the subaccount(s), at the value of such units next determined after the receipt of the payment at our Annuity Operations Division. The number of accumulation units of a subaccount purchased with a specific payment will be determined by dividing the payment by the value of an accumulation unit in that subaccount next determined after receipt of the payment. The value of the accumulation units of a subaccount will vary depending upon the investment performance of the applicable series of the funds, the expenses charged against the fund and the charges and deductions made against the subaccount.

ACCUMULATION UNIT VALUES
    On any date before the maturity date of the contract, the total value of the accumulation units in a subaccount can be computed by multiplying the number of such units by the value of an accumulation unit on that date. The value of an accumulation unit on a day other than a valuation date is the value of the accumulation unit on the next valuation date. The number of accumulation units credited to you in each subaccount and their current value will be reported to you at least annually.

TRANSFERS
    You may at anytime prior to the maturity date of your contract, elect to transfer all or any part of the contract value among one or more subaccounts, the GIA or MVA. A transfer from a subaccount will result in the redemption of accumulation units and, if another subaccount is selected, in the purchase of accumulation units. The exchange will be based on the values of the accumulation units next determined after the receipt by our Annuity Operations Division of written notice of election in a form satisfactory to us. A transfer among subaccounts, the GIA or MVA does not automatically change the payment allocation schedule of your contract.


    You may also request transfers and changes in payment allocations among available subaccounts, the GIA or MVA by calling us at 800/541-0171 between the hours of 8:30 a.m. and 4:00 p.m. Eastern Time on any valuation date. You may permit your registered representative to submit transfer requests on your behalf. We will employ reasonable procedures to confirm that telephone instructions are genuine. We will require verification of account information and will record telephone instructions on tape. All telephone transfers and allocation changes will be confirmed in writing to you. To the extent that procedures reasonably designed to prevent unauthorized transfers are not followed, we may be liable for following telephone instructions for transfers that prove to be fraudulent. However, you will bear the risk of loss resulting from instructions entered by an unauthorized third party we reasonably believe to be genuine. These telephone exchange and allocation change privileges may be modified or terminated at any time. In particular, during times of extreme market volatility, telephone privileges may be difficult to exercise. In such cases you should submit written instructions.


    Unless we otherwise agree or unless the Dollar Cost Averaging Program has been elected, (see below), you may make only one transfer per contract year from the GIA. Nonsystematic transfers from the GIA and MVA will be made on the date of receipt by our Annuity Operations Division except as you may otherwise request. For nonsystematic transfers, the amount that may be transferred from the GIA at any one time cannot exceed the greater of $1,000 or 25% of the contract value in the GIA at the time of transfer. For nonsystematic transfers from the MVA, the market value adjustment may be applied. See the MVA prospectus for more information.

DISRUPTIVE TRADING AND MARKET TIMING
    Your ability to make transfers among subaccounts under the Contract is subject to modification if we determine, in our sole opinion, that your exercise of the transfer privilege may disadvantage or potentially harm the rights or interests of other Contract owners.

    Frequent purchases, redemptions and transfers, programmed transfers, transfers into and then out of a subaccount in a short period of time, and transfers of large amounts at one time ("Disruptive Trading") can have harmful effects for other Contract owners. These risks and harmful effects include:

o dilution of the interests of long-term investors in a subaccount, if market timers or others transfer into the subaccount at prices that are below the true value or transfer out of the subaccount at prices that are higher than the true value;

o an adverse affect on portfolio management, as determined by portfolio management in its sole discretion, such as causing the underlying fund to maintain a higher level of cash than would otherwise be the case, or causing the underlying fund to liquidate investments prematurely; and

o   increased brokerage and administrative expenses.

    To protect our Contract owners and the underlying funds from Disruptive Trading, we have adopted certain market timing policies and procedures, which are described in greater detail in the Statement of Additional Information.


    We will not accept batch transfer instructions from registered representatives (acting under powers of attorney for multiple contract owners), unless we have entered into a third- party transfer service agreement with the registered representative's broker-dealer firm. If we reject a transfer for any of these reasons, we will notify you of our decision in writing.

    No surrender charge will be assessed when a transfer is made. The date a payment was originally credited for the purpose of calculating the surrender charge will remain the same. Currently, there is no charge for transfers; however, we reserve the right to charge a transfer fee of $20 per transfer after the first two transfers in each contract year to defray administrative costs. Currently, unlimited transfers are permitted; however, we reserve the right to change our policy to limit the number of transfers made during each contract year. However, you will be permitted at least six transfers during each contract year. There are additional restrictions on transfers from the GIA as described above and in the section titled, "GIA." See the MVA prospectus for information regarding transfers from the MVA.


    Currently, contracts in the annuity period are not able to make transfers between subaccounts.


OPTIONAL PROGRAMS AND BENEFITS

DOLLAR COST AVERAGING PROGRAM
    You also may elect to transfer funds automatically among the subaccounts or GIA on a monthly, quarterly, semiannual or annual basis under the Dollar Cost Averaging Program. Generally, the minimum initial and subsequent transfer amounts are $25 monthly, $75 quarterly, $150 semiannually or $300 annually. You must have an initial value of $2,000 in the GIA or in the subaccount from which funds will be transferred (sending subaccount), and if the value in that subaccount or the GIA drops below the amount to be transferred, the entire remaining balance will be transferred and no more systematic transfers will be processed. Also, payments of $1,000,000 or more require our approval before we will accept them for processing. Funds may be transferred from only one sending subaccount or from the GIA but may be allocated to multiple receiving subaccounts. Under the Dollar Cost Averaging Program, you may transfer approximately equal amounts from the GIA over a period of 6 months or longer. Transfers under the Dollar Cost Averaging Program are not subject to the general restrictions on transfers from the GIA. This program is not available for the MVA.

    Upon completion of the Dollar Cost Averaging Program, you must notify us at 800/541-0171 or in writing to our Annuity Operations Division to start another Dollar Cost Averaging Program.

    All transfers under the Dollar Cost Averaging Program will be executed on the basis of values as of the first of the month rather than on the basis of values next determined after receipt of the transfer request. If the first of the month falls on a holiday or weekend, then the transfer will be processed on the next succeeding business day.

    The Dollar Cost Averaging Program is not available to individuals who invest via a Bank draft program or while the Asset Rebalancing Program is in effect.

    The Dollar Cost Averaging Program does not ensure a profit nor guarantee against a loss in a declining market. There is no charge associated with participating in this program.

    We may at different times offer an Enhanced Dollar Cost Averaging Program. New premium allocated to the GIA for transfer out to the subaccounts under an Enhanced Dollar Cost Averaging Program will be credited with an interest rate higher than the current GIA interest rate. New premium allocated to the GIA for transfer out to the subaccounts under an Enhanced Dollar Cost Averaging Program can only be transferred to the subaccounts and will not be subject to the Maximum GIA Percentage.

ASSET REBALANCING PROGRAM
    Under the Asset Rebalancing Program, we transfer funds among the subaccounts to maintain the percentage allocation you have selected among these subaccounts. At your election, we will make these transfers on a monthly, quarterly, semi-annual or annual basis.

    Asset Rebalancing does not permit transfers to or from the GIA or the MVA.

    The Asset Rebalancing Program does not ensure a profit nor guarantee against a loss in a declining market. There is no cost associated with participating in this program.

SYSTEMATIC WITHDRAWAL PROGRAM
    Prior to the maturity date, you may partially withdraw amounts automatically on a monthly, quarterly, semiannual or annual basis under the Systematic Withdrawal Program.

    The minimum withdrawal amount is $100. Withdrawals will be processed on each monthly contract anniversary and any applicable premium tax and surrender charges will be applied.

    You may start or terminate this program by sending written instructions to our Annuity Operations Division. This program is not available on or after the maturity date.

INTEREST INVESTMENT PROGRAM
    We may at different times offer an Interest Investment Program. Under this program, interest earned on premium allocated to the GIA will automatically be transferred out to any of the subaccounts under the separate account.

    You may elect to transfer interest earned on premium allocated to the GIA on a monthly, quarterly, semiannual or annual basis. The amount that we transfer under the program will be based on the interest earned for the period you elect. We will process the automatic transfers on the first day of the month for the period that applies following our receipt of your transfer request. Should the first day of the applicable month fall on a holiday or weekend, we will process the transfer on the next business day.

    You must have a value of $10,000 in the GIA at all times to keep this program in effect. If the value in the GIA drops below $10,000 for any reason, then no more automatic transfers will be processed under the program. To start or stop the Interest Investment Program, you must notify us at 800/541-0171 or send a written request to our Annuity Operations Division.

    Transfers under the Interest Investment Program are not subject to the general restrictions on transfers from the GIA.

    The Interest Investment Program is not available to individuals who invest via a bank draft program or while the Dollar Cost Averaging Program or Asset Rebalancing Program are in effect.

    The Interest Investment Program does not ensure a profit nor guarantee against a loss in a declining market. There is no charge associated with participating in this program.

ENHANCED OPTION 1 RIDER
    Enhanced Option 1 Rider is an optional benefit that if elected, provides the following additional benefits:

    1. CUMULATIVE FREE WITHDRAWALS: After the first contract year, the free withdrawal amount equals 10% of the last contract anniversary value PLUS any unused percentage from prior years may be carried forward to the then current contract year to a maximum of 30% of your contract value as of the last contract anniversary.

    2. 7 YEAR STEP-UP IN THE DEATH BENEFIT: PRIOR TO THE ANNUITANT'S 80th BIRTHDAY, THE DEATH BENEFIT EQUALS THE GREATEST OF:

        a. the sum of 100% of premium payments less adjusted partial withdrawals on the claim date; or

        b.  the contract value on the claim date; or

        c.  the 7 Year Step-up Amount on the claim date.

    3. MINIMUM DEATH BENEFIT PAST THE ANNUITANT'S 80th BIRTHDAY. THE DEATH BENEFIT IS EQUAL TO THE GREATER OF:

        a. the death benefit in effect at the end of the last 7- year period prior to the annuitant turning age 80, plus the sum of 100% of premium payments less adjusted partial withdrawals made since the contract year that the annuitant reached Age 80; or

        b.  the contract value on the claim date.

    There is a charge of .05% on an annual basis for the Enhanced Option 1 Rider. This charge is assessed against the initial payment at issue and then taken against the contract value at the beginning of each contract year on the contract anniversary.

NURSING HOME WAIVER
    After the first contract year, the Nursing Home Waiver provides for the waiver of surrender charges provided the annuitant is confined to a licensed nursing home facility for at least 120 days. The withdrawal request must be within 2 years of the annuitant's admission to the licensed nursing home facility.

    There is no charge for this additional benefit.

GUARANTEED MINIMUM INCOME BENEFIT RIDER ("GMIB")
    This optional rider provides a benefit that guarantees minimum monthly fixed annuity payments. The minimum monthly fixed annuity payment amount is calculated by multiplying the guaranteed annuitization value by the annuity payment option rate for the annuity payment option selected under the rider.

    The benefit provided by this rider will not be available until the later of 7 years after the rider is added to the contract ("rider date") or the contract anniversary following the oldest annuitant's 60th birthday. For example, if you were age 40 when you bought the contract with the rider, the earliest you could exercise the benefit under the rider would be when you reached age 60. While the benefit is available, you can only exercise it within 30 days following any contract anniversary. This benefit will not be available 30 days after the contract anniversary following the oldest annuitant's 90th birthday.

GUARANTEED ANNUITIZATION VALUE
    On and before the contract anniversary following the older annuitant's 85th birthday, the guaranteed annuitization value shall be equal to the lesser of (i) the sum of (A plus B) minus (C plus D), or (ii) 200% of all premium payments minus the sum of the guaranteed annuitization value reductions, where:

    A= the contract value on the rider date accumulated at an effective annual rate (as determined below in the provision entitled "Effective Annual Rate") starting on the rider date and ending on the date the guaranteed annuitization value is calculated.

    B= the sum of premium payments made after the rider date minus any taxes paid, accumulated at an effective annual rate starting on the date each premium payment is applied to the contract and ending on the date the guaranteed annuitization value is calculated.

    C= the sum of the guaranteed annuitization value reductions, accumulated at an effective annual rate starting on the date each withdrawal occurs and ending on the date the guaranteed annuitization value is calculated.

     D=   any tax that may be due.

    After the contract anniversary following the older annuitant's 85th birthday, the guaranteed annuitization value shall equal the lesser of (i) (A plus B) minus (C plus D), or (ii) 200% of all premium payments minus the sum of the guaranteed annuitization value reductions, where:

    A= the guaranteed annuitization value on the contract anniversary following the older annuitant's 85th birthday.

    B= the sum of premium payments made after the contract anniversary following the older annuitant's 85th birthday.

    C= the sum of the guaranteed annuitization value reductions determined for withdrawals occurring after the contract anniversary following the older annuitant's 85th birthday.

    D=  any tax that may be due.

GUARANTEED ANNUITIZATION VALUE REDUCTION
    A guaranteed annuitization value reduction is an amount determined for each withdrawal that occurs on or after the rider date. The reduction is equal to the guaranteed annuitization value immediately prior to a withdrawal, multiplied by the percentage reduction in contract value as a result of the withdrawal.

EFFECTIVE ANNUAL RATE
    On the rider date, we will set the effective annual rate of accumulation to 5%. After the first contract year, this rate may be adjusted based on the value of the Guaranteed Interest Account (GIA) in relation to the total contract value as described below:

    After the first contract year, we will reset the effective annual rate to 0% if the value of the GIA is greater than 40% of the total contract value on any of the following dates:

1.  each date we process a premium payment.

2.  each date we process a transfer.

3.  each date we process a withdrawal.

    Subsequently, we will raise the effective annual rate to 5% if the current effective annual rate is equal to 0% and the value of the GIA is less than or equal to 40% of the total contract value on any of the following dates:

1.  each date we process a premium payment.

2.  each date we process a transfer.

3.  each date we process a withdrawal.

4.  each contract anniversary.

RIDER FEE

    For contracts issued before September 8, 2003, the fee for this rider is equal to 0.40% multiplied by the guaranteed annuitization value on the date the rider fee is deducted. For contracts issued on or after September 8, 2003, and subject to state insurance department approval, the fee for this rider is equal to 0.60% multiplied by the guaranteed annuitization value on the date the rider fee is deducted. We will deduct the rider fee on each contract anniversary that this rider is in effect and upon full surrender of the contract. The rider fee will be deducted from the total contract value with each subaccount, GIA and MVA, if available, bearing a pro rata share of such fee based on the proportionate contract value of each subaccount, GIA and MVA. We will waive the rider fee if the contract value on any contract anniversary is greater than twice the guaranteed annuitization value.


TERMINATION OF THIS RIDER

    You may not terminate this rider by request. This rider will terminate on the first of any of the following events to occur:


1. the 30th day after the last contract anniversary that occurs after the oldest annuitant's 90th birthday;

2.  the termination of the contract to which this rider is attached;

3. the date a death benefit becomes payable under the contract to which this rider is attached;

4. the date annuity payments commence under the contract to which this rider is attached; and

5. the death of the last surviving annuitant or joint annuitant named under this rider.

GMIB ANNUITY PAYMENT OPTIONS
    Under this rider, you may only elect one of the following annuity payment options:

    GMIB OPTION A - LIFE ANNUITY WITH SPECIFIED PERIOD CERTAIN: a fixed annuity payable monthly while the annuitant named under this rider is living or, if later, until the end of the specified period certain. The period certain may be specified as 5 or 10 years. The period certain must be specified on the date the benefit is exercised. If the annuitant dies prior to the end of the period certain, the remaining period certain annuity payments will continue. No monthly payment, death benefit or refund is payable if any annuitant dies after the end of the period certain. This option is not available if the life expectancy of the annuitant is less than the period certain on the date the benefit is exercised.

    GMIB OPTION B - NON-REFUND LIFE ANNUITY: a fixed annuity payable monthly while any annuitant named under this rider is living. No monthly payment, death benefit or refund is payable after the death of the annuitant.

    GMIB OPTION D - JOINT AND SURVIVORSHIP LIFE ANNUITY: in addition to other applicable restrictions, a fixed annuity payable monthly while either the annuitant or joint annuitant named under this rider is living. This option is only available if the annuitant and joint annuitant named under this rider are both alive on the date the benefit is exercised. No monthly payment, death benefit or refund is payable after the death of the surviving annuitant.

    GMIB OPTION F - JOINT AND SURVIVORSHIP LIFE ANNUITY WITH 10-YEAR PERIOD
CERTAIN: in addition to other applicable restrictions, a fixed annuity payable monthly while either the annuitant or joint annuitant named under this rider is living, or if later, the end of 10 years. This option is only available if the annuitant and joint annuitant named under this rider are both alive on the date the benefit is exercised. If the surviving annuitant dies prior to the end of the 10-year period certain, the remaining period certain annuity payments will continue. No monthly payment, death benefit or refund is payable if the surviving annuitant dies after the end of the 10-year period certain. This option is not available if the life expectancy of the older annuitant is less than 10 years on the date the benefit is exercised.

--------------------------------------------------------------------------------
                    IMPORTANT INFORMATION REGARDING THE GMIB

    While the GMIB does provide guaranteed minimum fixed annuity payments, it may not be appropriate for all investors and should be understood completely before you elect it.

o The GMIB does not provide contract value or in any way guarantee the investment performance of any investment option available under the contract.

o The minimum monthly fixed annuity payment amount provided by the GMIB may be less than the annuity payment amount under the contract even if the guaranteed annuitization value is greater than the contract value.

o   The GMIB is irrevocable once elected.

o You may not change any annuitant or joint annuitant while the GMIB is in effect.

o The GMIB does not restrict or limit your right to annuitize at other times permitted under the contract, but doing so will terminate the GMIB.

o You should consult with a qualified financial advisor if you are considering the GMIB.

o The GMIB is only available if approved in your state and if we offer it for use with the contract.
--------------------------------------------------------------------------------

SURRENDER OF CONTRACT; PARTIAL WITHDRAWALS
    If the annuitant is living, amounts held under the contract may be withdrawn in whole or in part prior to the maturity date, or after the maturity date under Annuity Payment Options K or L. Prior to the maturity date, you may withdraw up to 10% of the contract value in a contract year, either in a lump sum or by multiple scheduled or unscheduled partial withdrawals, without the imposition of a surrender charge. During the first contract year, the 10% withdrawal without a surrender charge will be determined based on the contract value at the time of the first partial withdrawal. In all subsequent years, the 10% will be based on the previous contract anniversary value. A signed written request for withdrawal must be sent to our Annuity Operations Division. If you have not yet reached age 59 1/2, a 10% penalty tax may apply on taxable income withdrawn. See "Federal Income Taxes." The appropriate number of accumulation units of a subaccount will be redeemed at their value next determined after the receipt by our Annuity Operations Division of a written notice in a form satisfactory to us. Accumulation units redeemed in a partial withdrawal from multiple subaccounts will be redeemed on a pro rata basis unless you designate otherwise. Contract values in the GIA or MVA will also be withdrawn on a pro rata basis unless you designate otherwise. Withdrawals from the MVA may be subject to the market value adjustment. See the MVA prospectus. The resulting cash payment will be made in a single sum, ordinarily within seven days after receipt of such notice. However, redemption and payment may be delayed under certain circumstances. See "Deferment of Payment." There may be adverse tax consequences to certain surrenders and partial withdrawals. See "Surrenders or Withdrawals Prior to the Contract Maturity Date." Certain restrictions on redemptions are imposed on contracts used in connection with Internal Revenue Code Section 403(b) plans. Although loans are available under 403(b) plans only, certain limitations may apply. See "Qualified Plans"; "Tax Sheltered Annuities." A deduction for surrender charges may be imposed on partial withdrawals from, and complete surrender of, a contract. See "Surrender Charges." Any surrender charge is imposed on a first-in, first-out basis.


    Any request for a partial withdrawal or full surrender of a contract should be mailed to our Annuity Operations Division.


LAPSE OF CONTRACT
    The contract will terminate and lapse without value, if on any valuation date:

o   The contract value is zero; or

o The annual Administrative Charge or premium tax reimbursement due on either a full or partial surrender is greater than or equal to the contract value (unless any contract value has been applied under one of the variable annuity payment options).

    PHL Variable will notify you in writing that the contract has lapsed.

PAYMENT UPON DEATH BEFORE MATURITY DATE

WHO RECEIVES PAYMENT

o   DEATH OF AN OWNER/ANNUITANT
    If the owner/annuitant dies before the contract maturity date, the death benefit will be paid under the contract to the annuitant's beneficiary.

o   DEATH OF AN ANNUITANT WHO IS NOT THE OWNER
    If the owner and the annuitant are not the same and the annuitant dies prior to the maturity date, the contingent annuitant becomes the annuitant. If there is no contingent annuitant, the death benefit will be paid to the annuitant's beneficiary.

o   SPOUSAL BENEFICIARY CONTRACT CONTINUANCE
    If the spousal beneficiary continues the contract at the death of the an owner/annuitant or owner who is not also the annuitant, the spousal beneficiary becomes the annuitant. The Death Benefit Option in effect at the death of an owner/annuitant or an owner will also apply to the spousal beneficiary.

o   CONTINGENT ANNUITANT CONTRACT CONTINUANCE
    Upon the death of the annuitant who is not the owner, provided a contingent annuitant was named prior to the death of the annuitant, the contract will continue with the contingent annuitant becoming the annuitant. The Death Benefit Option in effect at the death of the annuitant will also apply to the contingent annuitant.

o   QUALIFIED CONTRACTS
    Under Qualified contracts, the death benefit is paid at the death of the participant who is the annuitant under the contract.

    Death benefit payments must satisfy distribution rules (See "Qualified Plans" for a detailed discussion.)

o   OWNERSHIP OF THE CONTRACT BY A NON-NATURAL PERSON
    If the owner is not an individual, the death of the annuitant is treated as the death of the owner.

PAYMENT AMOUNT BEFORE AGE 80
    Upon the Death of the annuitant or owner/annuitant who has not yet Reached Age 80.

o   OPTION 1--RETURN OF PREMIUM
    The greater of:

    a)  100% of payments, less adjusted partial withdrawals; or
    b)  the contract value on the claim date.

o   OPTION 2--ANNUAL STEP-UP
    The greater of:

    a)  100% of payments, less adjusted partial withdrawals; or
    b)  the contract value on the claim date; and
    c)  the Annual Step-up Amount on the claim date.

o   OPTION 3--5% ROLL-UP
    The greater of:

    a)  100% of payments, less adjusted partial withdrawals; or
    b)  the contract value on the claim date; or
    c)  the Annual Step-up Amount on the claim date; and
    d)  the Annual Roll-up Amount on the claim date.

o   ENHANCED OPTION 1 RIDER
    Before the annuitant's 80th birthday, if the Enhanced Option 1 Rider has been elected, the death benefit (less any deferred premium tax) equals:

    The greater of:

    1. the sum of 100% of premium payments less adjusted partial withdrawals on the claim date; or

    2.  the contract value on the claim date; or

    3.  the 7-year step-up amount on the claim date.

    This rider is available at an annual cost of .05%.

This charge is assessed against the initial payment at issue and subsequently is taken against the contract value at the beginning of each contract year on the contract anniversary.

PAYMENT AMOUNT AFTER AGE 80

    After the annuitant's 80th birthday, the death benefit (less any deferred premium tax) equals:

o   OPTION 1--RETURN OF PREMIUM
    The greater of:

    1. the sum of 100% of premium payments less adjusted partial withdrawals on the Claim Date; or

    2.  the contract value on the claim date.

o   ENHANCED OPTION 1 RIDER

    After the annuitant's 80th birthday, if the Enhanced Option 1 Rider has been elected, the death benefit (less any deferred premium tax) equals:

    The greater of:

    1. the death benefit in effect at the end of the last 7-year period prior to the annuitant turning age 80, plus the sum of 100% of premium payments less adjusted partial withdrawals made since the contract year that the annuitant reached Age 80; or

    2.  the contract value on the claim date.

    This rider is available at an annual cost of .05%.

    This charge is assessed against the initial payment at issue and subsequently is taken against the contract value at the beginning of each contract year on the contract anniversary.

o   OPTION 2--ANNUAL STEP-UP
    The greater of:

    1. the death benefit in effect prior to the annuitant turning age 80, plus the sum of 100% of premium payments less adjusted partial withdrawals made since the contract year that the annuitant reached Age 80; or

    2.  the contract value on the claim date.

o   OPTION 3--5% ROLL-UP
    The greater of:

    1. the death benefit in effect prior to the annuitant turning age 80, plus the sum of 100% of premium payments less adjusted partial withdrawals made since the contract year that the annuitant reached Age 80; or

    2.  the contract value on the claim date.

o   DEATH OF AN OWNER WHO IS NOT THE ANNUITANT
    Upon the death of an owner who is not the annuitant, provided that there is no surviving joint owner, the death proceeds will be paid to the owner's beneficiary. The amount of death benefit payable is equal to the greater of:

    o   100% of payments, less withdrawals; and

    o   the contract value on the claim date.

    BECAUSE THE DEATH BENEFIT IN THIS SITUATION EQUALS THE GREATER OF PREMIUMS PAID AND THE CONTRACT VALUE, AN OWNER WHO IS NOT THE ANNUITANT SHOULD SERIOUSLY CONSIDER WHETHER DEATH BENEFIT OPTIONS 2 OR 3 ARE SUITABLE FOR THEIR CIRCUMSTANCES.


    Depending upon state law, the payment to the beneficiary may avoid probate and the death benefit may be reduced by any tax due. See "Tax." See also "Distribution at Death" under "Federal Income Taxes."


    We reserve the right to discontinue offering any one of the available death benefit options in the future.

THE ANNUITY PERIOD
--------------------------------------------------------------------------------
    The annuity period is that period of time beginning after the end of the accumulation period and during which payments to you are made.

VARIABLE ACCUMULATION ANNUITY CONTRACTS

    Annuity payments will begin on the contract's maturity date if the annuitant is alive and the contract is still in force. Beginning on the maturity date, investment in the Separate Account is continued unless a Fixed Payment Annuity is elected. No surrender charge is taken. Each contract will provide, at the time of its issuance, for a Variable Payment Life Expectancy Annuity (Option L) unless a different annuity option is elected by you. See "Annuity Payment Options." Under a Variable Payment Life Expectancy Annuity, annuity payments are made on a monthly basis over the annuitant's annually recalculated life expectancy or the annually recalculated life expectancy of the annuitant and joint annuitant. A contract owner may at anytime request unscheduled withdrawals representing part or all of the remaining contract value. Upon the death of the annuitant (and joint annuitant, if there is a joint annuitant), the remaining contract value will be paid in a lump sum to the annuitant's beneficiary.


    If the amount to be applied on the maturity date is less than $2,000, we may pay such amount in one lump sum in lieu of providing an annuity. If the initial monthly annuity payment under an Annuity Payment Option would be less than $20, we may make a single sum payment equal to the total contract value on the date the initial payment would be payable, or make periodic payments quarterly, semiannually or annually in place of monthly payments.

    Each contract specifies a provisional maturity date at the time of its issuance. You may subsequently elect a different maturity date. The maturity date may not be earlier than the fifth contract anniversary or later than the contract anniversary nearest the annuitant's 95th birthday unless the contract is issued in connection with certain qualified plans. Generally, under qualified plans, the maturity date must be such that distributions begin no later than April 1st of the calendar year following the later of: (a) the year in which the employee attains age 70 1/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to an IRA.

    The maturity date election must be made by written notice and must be received by our Annuity Operations Division 30 days before the provisional maturity date. If a maturity date, which is different from the provisional maturity date, is not elected by you, the provisional maturity date becomes the maturity date. Particular care should be taken in electing the maturity date of a contract issued under a Tax Sheltered Annuity (TSA), a Keogh Plan or an IRA plan. See "Tax Sheltered Annuities," "Keogh Plans" and "Individual Retirement Accounts."

ANNUITY PAYMENT OPTIONS
    Unless an alternative annuity payment option is elected on or before the maturity date, the amounts held under a contract on the maturity date will be applied to provide a Variable Payment Life Expectancy Annuity (Option L) as described below. Upon the death of the annuitant and joint annuitant if any, the remaining contract value will be paid in a lump sum to the annuitant's beneficiary.

    With the exception of the Fixed Payment Options and Option L--Variable Payment Life Expectancy Annuity, each annuity payment will be based upon the value of the annuity units credited to the contract. The number of annuity units in each subaccount to be credited is based on the value of the accumulation units in that subaccount and the applicable annuity payment rate. The contract is issued with guaranteed minimum annuity payment rates, however, if the current rate is higher, we'll apply the higher rate. The payment rate differs according to the annuity payment option selected and the age of the annuitant. The annuity payment rate is applied and will determine all payments for the fixed annuity payment options and the first payment for the variable annuity payment options. The value of the annuity units will vary with the investment performance of each subaccount to which annuity units are credited. The initial payment will be calculated based on an assumed investment return of 4 1/2% per year. This rate is a fulcrum return around which variable annuity payments will vary to reflect whether actual investment experience of the subaccount is better or worse than the assumed investment return. The assumed investment return and the calculation of variable income payments for 10-year period certain variable payment life annuity and for Options J and K described below and in more detail in the contract and the SAI.

    Instead of the Variable Payment Life Expectancy Annuity, (see "Option L" below), you may, by written request received by our Annuity Operations Division on or before the maturity date of the contract, elect any of the other annuity payment options described below. No surrender charge will be assessed under any annuity payment option, unless unscheduled withdrawals are made under Annuity Payment Options K or L.

    The level of annuity payments payable under the following annuity payment options is based upon the option selected. In addition, factors such as the age at which payments begin, the form of annuity, annuity payment rates, assumed investment rate (for variable payment annuities) and the frequency of payments will effect the level of annuity payments. The assumed investment rate is 4.5% per year. We use this rate to determine the first payment under Variable Payment Annuity Options I, J, K, M and N.

    We deduct a daily charge for mortality and expense risks and a daily administrative fee from contract values held in the subaccounts. See "Charges For Mortality and Expense Risks" and "Charges for Administrative Services." Therefore, electing Option K will result in a deduction being made even though we assume no mortality risk under that option.

    The following are descriptions of the annuity payment options available under a contract. These descriptions should allow you to understand the basic differences between the options, however, you should contact our Annuity Operations Division well in advance of the date you wish to elect an option to obtain estimates of payments under each annuity payment option.

OPTION A--LIFE ANNUITY WITH SPECIFIED PERIOD CERTAIN
    Provides a monthly income for the life of the annuitant. In the event of death of the annuitant, the annuity income will be paid to the beneficiary until the end of the specified period certain. For example, a 10-year period certain will provide a total of 120 monthly payments. The certain period may be 5, 10 or 20 years.

OPTION B--NON-REFUND LIFE ANNUITY
    Provides a monthly income for the lifetime of the annuitant. No income is payable after the death of the annuitant.

OPTION C--DISCONTINUED

OPTION D--JOINT AND SURVIVOR LIFE ANNUITY
    Provides a monthly income for the lifetimes of both the annuitant and a joint annuitant as long as either is living. In the event of the death of the annuitant or joint annuitant, the annuity income will continue for the life of the survivor. The amount to be paid to the survivor is 100% of the amount of the joint annuity payment, as elected at the time the annuity option is chosen. No income is payable after the death of the surviving annuitant.

    Under Option D, the joint annuitant must be named at the time this option is elected and cannot be changed. The joint annuitant must have reached an adjusted age of 40, as defined in the contract.

OPTION E--INSTALLMENT REFUND LIFE ANNUITY
    Provides a monthly income for the life of the annuitant. In the event of the annuitant's death, the annuity income will continue to the annuitant's beneficiary until the amount applied to purchase the annuity has been distributed.

OPTION F--JOINT AND SURVIVOR LIFE ANNUITY WITH 10-YEAR PERIOD CERTAIN
    Provides a monthly income for the lifetime of both the annuitant and a joint annuitant as long as either is living. In the event of the death of the annuitant or joint annuitant, the annuity income will continue for the life of the survivor. If the survivor dies prior to the end of the 10-year period, the annuity income will continue to the named beneficiary until the end of the 10-year period certain.

    Under Option F, the joint annuitant must be named at the time this option is elected and cannot be changed. The joint annuitant must have reached an adjusted age of 40, as defined in the contract.

OPTION G--PAYMENTS FOR SPECIFIED PERIOD
    Provides equal income installments for a specified period of years whether the annuitant lives or dies. Any specified whole number of years from 5 to 30 years may be elected.

OPTION H--PAYMENTS OF SPECIFIED AMOUNT
    Provides equal installments of a specified amount over a period of at least five years. The specified amount may not be greater than the total annuity amount divided by five annual installment payments. If the annuitant dies prior to the end of the elected period certain, annuity payments will continue to the annuitant's beneficiary until the end of the elected period certain.

OPTION I--VARIABLE PAYMENT LIFE ANNUITY WITH 10-YEAR PERIOD CERTAIN
    Unless another annuity payment option has been elected, this option will automatically apply to any contract proceeds payable on the maturity date. It provides a variable payout monthly annuity for the life of the annuitant. In the event of the death of the annuitant, during the first 10 years after payout commences, the annuity payments are made to the annuitant's beneficiary until the end of that 10-year period. The 10-year period provides a total of 120 monthly payments. Payments will vary as to dollar amount, based on the investment experience of the subaccounts in which proceeds are invested.

OPTION J--JOINT SURVIVOR VARIABLE PAYMENT LIFE ANNUITY WITH 10-YEAR PERIOD
CERTAIN
    Provides a variable payout monthly annuity while the annuitant and the designated joint annuitant are living and continues thereafter during the lifetime of the survivor or, if later, until the end of a 10-year period certain. Payments will vary as to dollar amount, based on the investment experience of the subaccounts in which proceeds are invested. The joint annuitant must be named at the time the option is elected and cannot be changed. The joint annuitant must have reached an adjusted age of 40, as defined in the contract. This option is not available for payment of any death benefit under the contract.

OPTION K--VARIABLE PAYMENT ANNUITY FOR A SPECIFIED PERIOD
    Provides variable payout monthly income installments for a specified period of time, whether the annuitant lives or dies. The period certain specified must be in whole numbers of years from 5 to 30. However, the period certain selected by the beneficiary of any death benefit under the contract may not extend beyond the life expectancy of such beneficiary. A contract owner may at anytime request unscheduled withdrawals representing part or all of the remaining contract value less any applicable contingent deferred surrender charge.

OPTION L--VARIABLE PAYMENT LIFE EXPECTANCY ANNUITY
    Provides a variable payout monthly income payable over the annuitant's annually recalculated life expectancy or the annually recalculated life expectancy of the annuitant and joint annuitant. A contract owner may at anytime request unscheduled withdrawals representing part or all of the remaining contract value less any applicable contingent deferred surrender charge. Upon the death of the annuitant (and joint annuitant, if there is a joint annuitant), the remaining contract value will be paid in a lump sum to the annuitant's beneficiary.

OPTION M--UNIT REFUND VARIABLE PAYMENT LIFE ANNUITY
    Provides variable monthly payments as long as the annuitant lives. If the annuitant dies, the annuitant's beneficiary will receive the value of the remaining annuity units in a lump sum.

OPTION N--VARIABLE PAYMENT NON-REFUND LIFE ANNUITY
    Provides a variable monthly income for the life of the annuitant. No income or payment to a beneficiary is paid after the death of the annuitant.

OTHER OPTIONS AND RATES
    We may offer other annuity payment options at the time a contract reaches its maturity date. In addition, in the event that annuity payment rates for contracts are at that time more favorable than the applicable rates guaranteed under the contract, the then current settlement rates shall be used in determining the amount of any annuity payment under the Annuity Payment Options above.

OTHER CONDITIONS
    Federal income tax requirements currently applicable to most qualified plans provide that the period of years guaranteed under joint and survivorship annuities with specified periods certain (see "Option F" and "Option J" above) cannot be any greater than the joint life expectancies of the payee and his or her spouse.

    Federal income tax requirements also provide that participants in regular or SIMPLE IRAs must begin minimum distributions by April 1 of the year following the year in which they attain age 70 1/2. Minimum distribution requirements do not apply to Roth IRAs. Distributions from qualified plans generally must begin by the later of actual retirement or April 1 of the year following the year participants attain age 70 1/2. Any required minimum distributions must be such that the full amount in the contract will be distributed over a period not greater than the participant's life expectancy, or the combined life expectancy of the participant and his or her spouse or designated beneficiary. Distributions made under this method are generally referred to as Life Expectancy Distributions ("LEDs"). An LED program is available to participants in qualified plans or IRAs. Requests to elect this program must be made in writing.

    Under the LED program, regardless of contract year, amounts up to the required minimum distribution may be withdrawn without a deduction for surrender charges, even if the minimum distribution exceeds the 10% allowable amount. See "Surrender Charges." Any amounts withdrawn that have not been held under a contract for at least six years and are in excess of both the minimum distribution and the 10% free available amount will be subject to any applicable surrender charge.

    If the initial monthly annuity payment under an Annuity Option would be less than $20, we may make a single sum payment equal to the contract value on the date the initial payment would be payable, in place of all other benefits provided by the contract, or, may make periodic payments quarterly, semiannually or annually in place of monthly payments.

    Currently, transfers between subaccounts are not available for amounts allocated to any of the variable payment annuity options.

PAYMENT UPON DEATH AFTER MATURITY DATE
    If an owner who also is the annuitant dies on or after the maturity date, except as may otherwise be provided under any supplementary contract between the owner and us, we will pay to the owner/annuitant's beneficiary any annuity payments due during any applicable period certain under the Annuity Payment Option in effect on the annuitant's death. If the annuitant who is not the owner dies on or after the maturity date, we will pay any remaining annuity payments to the annuitant's beneficiary according to the payment option in effect at the time of the annuitant's death. If an owner who is not the annuitant dies on or after the maturity date, we will pay any remaining annuity payments to the owner's beneficiary according to the payment option in effect at the time of the owner's death.

VARIABLE ACCOUNT VALUATION PROCEDURES
--------------------------------------------------------------------------------
VALUATION DATE

    A valuation date is every day the New York Stock Exchange ("NYSE") is open for trading and we are open for business. However, transaction processing may be postponed for the following reasons:

    1.  the NYSE is closed or may have closed early;

    2.  the SEC has determined that a state of emergency exists; or

    3. on days when a certain market is closed (e.g., the U.S. Government bond market is closed on Columbus Day and Veteran's Day).

    The NYSE Board of Directors reserves the right to change the NYSE schedule as conditions warrant. On each valuation date, the value of the Separate Account is determined at the close of the NYSE (usually 4:00 p.m. eastern time). The NYSE is scheduled to be closed on the following days:

================================================================================
    New Year's Day                          Independence Day
--------------------------------------------------------------------------------
    Martin Luther King, Jr. Day             Labor Day
--------------------------------------------------------------------------------
    Washington's Birthday                   Thanksgiving Day
--------------------------------------------------------------------------------
    Good Friday                             Christmas Day
--------------------------------------------------------------------------------
    Memorial Day
================================================================================


VALUATION PERIOD
    Valuation period is that period of time from the beginning of the day following a valuation date to the end of the next following valuation date.

ACCUMULATION UNIT VALUE
    The value of one accumulation unit was set at $1.000 on the date assets were first allocated to a subaccount. The value of one accumulation unit on any subsequent valuation date is determined by multiplying the immediately preceding accumulation unit value by the applicable net investment factor for the valuation period ending on such valuation date. After the first valuation period, the accumulation unit value reflects the cumulative investment experience of that subaccount.

NET INVESTMENT FACTOR
    The net investment factor for any valuation period is equal to 1.000 plus the applicable net investment rate for such valuation period. A net investment factor may be more or less than 1.000 depending on whether the assets gained or lost value that day. To determine the net investment rate for any valuation period for the funds allocated to each subaccount, the following steps are taken: (a) the aggregate accrued investment income and capital gains and losses, whether realized or unrealized, of the subaccount for such valuation period is computed, (b) the amount in (a) is then adjusted by the sum of the charges and credits for any applicable income taxes and the deductions at the beginning of the valuation period for mortality and expense risk charges and daily administration fee, and (c) the results of (a) as adjusted by (b) are divided by the aggregate unit values in the subaccount at the beginning of the valuation period.

MISCELLANEOUS PROVISIONS
--------------------------------------------------------------------------------
ASSIGNMENT
    Owners of contracts issued in connection with non-tax qualified plans may assign their interest in the contract without the consent of the beneficiary. A written notice of such assignment must be filed with our Annuity Operations Division before it will be honored.

    A pledge or assignment of a contract is treated as payment received on account of a partial surrender of a contract. See "Surrenders or Withdrawals Prior to the Contract Maturity Date."

    In order to qualify for favorable tax treatment, contracts issued in connection with tax qualified plans may not be sold, assigned, discounted or pledged as collateral for a loan or as security for the performance of an obligation, or for any other purpose, to any person other than to us.

DEFERMENT OF PAYMENT
    Payment of the contract value in a single sum upon a withdrawal from, or complete surrender of, a contract will ordinarily be made within seven days after receipt of the written request by our Annuity Operations Division. However, we may postpone payment of the value of any accumulation units at times
(a) when the NYSE is closed, other than customary weekend and holiday closings,
(b) when trading on the NYSE is restricted, (c) when an emergency exists as a result of which disposal of securities in the series is not reasonably practicable or it is not reasonably practicable to determine the contract value or (d) when a governmental body having jurisdiction over us by order permits such suspension. Rules and regulations of the SEC, if any, are applicable and will govern as to whether conditions described in (b), (c) or (d) exist.

FREE LOOK PERIOD

    We may mail the contract to you or we may deliver it to you in person. You may surrender a contract for any reason within ten days after you receive it and receive in cash the adjusted value of your initial payment. (A longer Free Look Period may be required by your state.) You may receive more or less than the initial payment depending on investment experience within the subaccounts during the Free Look Period. If a portion or all of your initial payment has been allocated to the GIA, we also will refund any earned interest. If a portion or all of your initial payment has been allocated to the MVA, we will apply the Market Value Adjustment which can increase or decrease your initial payment. If applicable state law requires, we will return the full amount of any payments we received.

    During periods of extreme market volatility, we reserve the right to make the Temporary Money Market Allocation Amendment available. We will generally allocate the premium payment, less applicable charges, according to your instructions when we receive your completed application. We may issue some contracts with a Temporary Money Market Allocation Amendment. Under this amendment we allocate the net premium payment and the net of other premium payments paid during your Free Look Period to the Phoenix-Goodwin Money Market Series. When your Free Look Period expires we allocate the contract value among the subaccounts, the GIA and/or the MVA according to your instructions. We may use the Temporary Money Market Allocation Amendment depending on the state of issue and under certain other circumstances. We will, at our own expense, remedy such material conflicts, including, if necessary, segregating the assets underlying the variable life insurance policies and the variable annuity contracts and establishing a new registered investment company.

AMENDMENTS TO CONTRACTS
    Contracts may be amended to conform to changes in applicable law or interpretations of applicable law, or to accommodate design changes. Changes in the contract may need to be approved by contract owners and state insurance departments. A change in the contract which necessitates a corresponding change in the prospectus or the SAI must be filed with the SEC.

SUBSTITUTION OF FUND SHARES
    If, in the judgment of the management of PHL Variable, one or more of these series of the funds may become unsuitable for investment by contract owners, we reserve the right to substitute accumulation units of another subaccount for accumulation units already purchased or to be purchased in the future by payments under this contract. Any substitution will be subject to approval by the SEC and, where required, one or more state insurance departments.

OWNERSHIP OF THE CONTRACT
    Ordinarily, the purchaser of a contract is both the owner and the annuitant and is entitled to exercise all the rights under the contract. However, the owner may be an individual or entity other than the annuitant. Spouses may own a contract as joint owners. Transfer of the ownership of a contract may involve federal income tax consequences, and a qualified adviser should be consulted before any such transfer is attempted.

FEDERAL INCOME TAXES
--------------------------------------------------------------------------------
INTRODUCTION

    The contracts are designed for use with retirement plans which may or may not be tax-qualified plans ("qualified plans") under the provisions of the Internal Revenue Code of 1986, (the "Code"). The ultimate effect of federal income taxes on the amounts held under a contract, on annuity payments and on the economic benefits of the contract owner, annuitant or beneficiary depends on our income tax status, on the type of retirement plan for which the contract is purchased, and upon the income tax and employment status of the individual concerned.

    The following discussion is general in nature and is not intended as tax advice. The income tax rules are complicated and this discussion is intended only to make you aware of the issues. Each person concerned should consult a professional tax advisor. No attempt is made to consider any estate or inheritance taxes or any applicable state, local or other tax laws. Moreover, the discussion is based upon our understanding of the federal income tax laws as they are currently interpreted. No representation is made regarding the likelihood of continuation of the federal income tax laws or the current interpretations by the Internal Revenue Service (the "IRS"). We do not guarantee the tax status of the contracts or any transactions involving the contracts. Purchasers bear the complete risk that the contracts may not be treated as "annuity contracts" under federal income tax laws. For a discussion of federal income taxes as they relate to the funds, please see the fund prospectuses.


INCOME TAX STATUS

    We are taxed as a life insurance company under Part 1 of Subchapter L of the Code. Since the Separate Account is not a separate entity from PHL Variable and its operations form a part of PHL Variable, it will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains on the assets of the Separate Account are reinvested and taken into account in determining the contract value. Under existing federal income tax law, the Separate Account's investment income, including realized net capital gains, is not taxed to us. We reserve the right to make a deduction for taxes should they be imposed on us with respect to such items in the future.

TAXATION OF ANNUITIES IN GENERAL--NONQUALIFIED PLANS
    Section 72 of the Code governs taxation of annuities. In general, a contract owner is not taxed on increases in value of the units held under a contract until some form of distribution is made. However, in certain cases the increase in value may be subject to tax currently. In the case of contracts not owned by natural persons, see "Contracts Owned by Non-Natural Persons." In the case of contracts not meeting the diversification requirements, see "Diversification Standards."

    As the owner of the contract, you may elect one of the available death benefit guarantees under the contract. One or more of the options available may, in some cases, exceed the greater of the sum of premium payments or the contract value. The IRS may take the position with respect to these death benefit guarantees that they are not part of the annuity contract. In such a case, the charges against the cash value of the annuity contract or charges withheld from a rollover for the benefits would be considered distributions subject to tax, including penalty taxes, and charges withheld from purchase payments for the contract would not be deductible. If the IRS were to take this position, we would take all reasonable steps to avoid this result, which would include the right to amend the contract, with appropriate notice to you. You should consult with your tax advisor before electing a death benefit guarantee under this contract or any amendments, benefits or endorsements to the contract.

SURRENDERS OR WITHDRAWALS PRIOR TO THE CONTRACT MATURITY DATE
    Code Section 72 provides that a withdrawal or surrender of the contract prior to the contract maturity date will be treated as taxable income to the extent the amounts held under the contract exceed the "investment in the contract." The "investment in the contract" is that portion, if any, of purchase payments by or on behalf of an individual under a contract that have not been excluded from the individual's gross income. The taxable portion is taxed as ordinary income in an amount equal to the value of the amount received in excess of the "investment in the contract" on account of a withdrawal or surrender of a contract. For purposes of this rule, a pledge or assignment of a contract is treated as a payment received on account of a withdrawal from a contract.

SURRENDERS OR WITHDRAWALS ON OR AFTER THE CONTRACT MATURITY DATE
    Upon receipt of a lump sum payment under the contract, the recipient is taxed on the portion of the payment that exceeds the investment in the contract. Ordinarily, such taxable portion is taxed as ordinary income.

    For fixed annuity payments, the taxable portion of each payment is determined by using a formula known as the "exclusion ratio," which establishes the ratio that the investment in the contract bears to the total expected amount of annuity payments for the term of the contract. That ratio is then applied to each payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxed as ordinary income. For variable annuity payments, the taxable portion is determined by a formula that establishes a specific dollar amount of each payment that is not taxed. The dollar amount is determined by dividing the investment in the contract by the total number of expected periodic payments. The remaining portion of each payment is taxed as ordinary income. Once the excludable portion of annuity payments equals the investment in the contract, the balance of the annuity payments will be fully taxable. For certain types of qualified plans, there may be no investment in the contract resulting in the full amount of the payments being taxable. A simplified method of determining the exclusion ratio is effective with respect to qualified plan annuities started after November 18, 1996.


    Withholding of federal income taxes on all distributions may be required unless the recipient elects not to have any amounts withheld and properly notifies our Annuity Operations Division of that election.


PENALTY TAX ON CERTAIN SURRENDERS AND WITHDRAWALS
    Amounts surrendered, withdrawn or distributed before the taxpayer reaches age 59 1/2 are subject to a penalty tax equal to ten percent (10%) of the portion of such amount that is includable in gross income. However, the penalty tax will not apply to withdrawals: (i) made on or after the death of the contract owner (or where the contract owner is not an individual, the death of the "primary annuitant," who is defined as the individual the events in whose life are of primary importance in affecting the timing and amount of the payout under the contract); (ii) attributable to the taxpayer's becoming totally disabled within the meaning of Code Section 72(m)(7); (iii) which are part of a series of substantially equal periodic payments made (not less frequently than annually) for the life (or life expectancy) of the taxpayer, or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (iv) from certain qualified plans (such distributions may, however, be subject to a similar penalty under Code Section 72(t) relating to distributions from qualified retirement plans and to a special penalty of 25% applicable specifically to SIMPLE IRAs or other special penalties applicable to Roth IRAs);
(v) allocable to investment in the contract before August 14, 1982; (vi) under a qualified funding asset (as defined in Code Section 130(d)); (vii) under an immediate annuity contract (as defined in Code Section 72(u)(4)); or (viii) that are purchased by an employer on termination of certain types of qualified plans and which are held by the employer until the employee separates from service.


    If the penalty tax does not apply to a withdrawal as a result of the application of item (iii) above, and the series of payments are subsequently modified (other than by reason of death or disability), the tax for the first year when the modification occurs will be increased by an amount (determined by the Treasury regulations) equal to the tax that would have been imposed but for item (iii) above, plus interest for the deferral period, but only if the modification takes place: (a) within 5 years from the date of the first payment, or (b) before the taxpayer reaches age 59 1/2.


    Separate tax withdrawal penalties apply to qualified plans. See "Penalty Tax on Surrenders and Withdrawals from Qualified Contracts."


ADDITIONAL CONSIDERATIONS


DISTRIBUTION-AT-DEATH RULES
    In order to be treated as an annuity contract for federal income tax purposes, a contract must provide the following two distribution rules: (a) if the contract owner dies on or after the contract maturity date, and before the entire interest in the contract has been distributed, the remainder of the contract owner's interest will be distributed at least as quickly as the method in effect on the contract owner's death; and (b) if a contract owner dies before the contract maturity date, the contract owner's entire interest generally must be distributed within five (5) years after the date of death, or if payable to a designated beneficiary, may be annuitized over the life or life expectancy of that beneficiary and payments must begin within one (1) year after the contract owner's date of death. If the beneficiary is the spouse of the contract owner, the contract (together with the deferral of tax on the accrued and future income thereunder) may be continued in the name of the spouse as contract owner. Similar distribution requirements apply to annuity contracts under qualified plans (other than Code Section 457 Plans). However, a number of restrictions, limitations and special rules apply to qualified plans and contract owners should consult with their tax advisor.

    If the primary annuitant, which is not the contract owner, dies before the maturity date, the owner will become the annuitant unless the owner appoints another annuitant. If the contract owner is not an individual, the death of the primary annuitant is treated as the death of the contract owner. In addition, when the contract owner is not an individual, however, a change in the primary annuitant is treated as the death of the contract owner. Finally, in the case of non-spousal joint contract owners, distribution will be required at the earliest death of any of the contract owners.

    If the contract owner or a joint contract owner dies on or after the maturity date, the remaining payments, if any, under the Annuity Payment Option selected will be made at least as rapidly as under the method of distribution in effect at the time of death.

    Any death benefits paid under the contract are taxable to the beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefits are paid as lump sum or annuity payments. Estate taxes may also apply.


TRANSFER OF ANNUITY CONTRACTS

    Transfers of nonqualified contracts prior to the maturity date for less than full and adequate consideration to the contract owner at the time of such transfer, will trigger tax on the gain in the contract, with the transferee getting a step-up in basis for the amount included in the contract owner's income. This provision does not apply to transfers between spouses and incident to a divorce.


CONTRACTS OWNED BY NON-NATURAL PERSONS

    If a non-natural person (for example, a corporation) holds the contract, the income on that contract (generally the increase in the net surrender value less the premium payments paid) is includable in income each year. The rule does not apply where the non-natural person is the nominal owner of a contract and the beneficial owner is a natural person. The rule also does not apply where the annuity contract is acquired by the estate of a decedent, where the contract is held under a qualified plan, a TSA program or an IRA, where the contract is a qualified funding asset for structured settlements, or where the contract is purchased on behalf of an employee upon termination of a qualified plan.


SECTION 1035 EXCHANGES

    Code Section 1035 provides, in general, that no gain or loss shall be recognized on the exchange of one annuity contract for another. A replacement contract obtained in a tax-free exchange of contracts generally succeeds to the status of the surrendered contract. If the surrendered contract was issued prior to August 14, 1982, the tax rules that formerly provided that the surrender was taxable only to the extent the amount received exceeds the contract owner's investment in the contract will continue to apply. In contrast, contracts issued on or after January 19, 1985 are, in a Code Section 1035 exchange, treated as new contracts for purposes of the distribution-at-death rules. Special rules and procedures apply to Code Section 1035 transactions. Prospective contract owners wishing to take advantage of Code Section 1035 should consult their tax advisors.

MULTIPLE CONTRACTS
    Code Section 72(e)(11)(A)(ii) provides that for contracts entered into after October 21, 1988, for purposes of determining the amount of any distribution under Code Section 72(e) (amounts not received as annuities) that is includable in gross income, all nonqualified annuity contracts issued by the same insurer (or affiliate) to the same contract owner during any calendar year are to be aggregated and treated as one contract. Thus, any amount received under any such contract prior to the contract maturity date, such as a withdrawal, dividend or loan, will be taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts.

    The U.S. Treasury Department has specific authority to issue regulations that prevent the avoidance of Code Section 72(e) through the serial purchase of annuity contracts or otherwise. In addition, there may be situations where the Treasury may conclude that it would be appropriate to aggregate two or more contracts purchased by the same contract owner. Accordingly, a contract owner should consult a competent tax advisor before purchasing more than one contract or other annuity contracts.

OWNER CONTROL
    For variable annuity contracts, tax deferral depends on the insurance company and not you having control of the assets held in the separate accounts. You can allocate account values from one fund of the separate account to another but you cannot direct the investments each fund makes. If you have too much "investor control" of the assets supporting the separate account funds, then you will be taxed on the gain in the contract as it is earned rather than when it is withdrawn.

    In 2003, the Internal Revenue Service (IRS) in Revenue Ruling 2003-91, issued formal guidance that indicates that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment. The IRS has also indicated that exceeding 20 investment options may be considered a factor, along with other factors, including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The Revenue Ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment but stated that whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances.

    The Revenue Ruling considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the contract owners could exercise over the investment assets held by the insurance company under the variable contracts was not sufficient to cause the contract owners to be treated as the owners of those assets and thus to be subject to current income tax on the income and gains produced by those assets. Under this contract, like the contracts described in the Revenue Ruling, there will be no arrangement, plan, contract, or agreement between the contract owner and PHL Variable regarding the availability of a particular investment option and, other than the contract owner's right to allocate premium payments and transfer funds among the available subaccounts, all investment decisions concerning the subaccounts will be made by us or an advisor in its sole and absolute discretion.

    At this time, it cannot be determined whether additional guidance will be provided by the U.S. Treasury on this issue and what standards may be contained in such guidance. Should the U.S. Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between or among underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under section 72 of the Internal Revenue

Code, PHL Variable reserves the right to modify the contract to the extent required to maintain favorable tax treatment.

DIVERSIFICATION STANDARDS

DIVERSIFICATION REGULATIONS
    To comply with the diversification regulations under Code Section 817(h) ("Diversification Regulations"), after a start-up period, each series of the funds will be required to diversify its investments. The Diversification Regulations generally require that, on the last day of each calendar quarter, the series' assets be invested in no more than:

o   55% in any 1 investment

o   70% in any 2 investments

o   80% in any 3 investments

o   90% in any 4 investments

    A "look-through" rule applies to treat a pro rata portion of each asset of a series as an asset of the Separate Account, and each series of the funds are tested for compliance with the percentage limitations. All securities of the same issuer are treated as a single investment. As a result of the 1988 Act, each government agency or instrumentality will be treated as a separate issuer for purposes of these limitations.

    The Treasury Department has indicated that the Diversification Regulations do not provide guidance regarding the circumstances in which contract owner control of the investments of the Separate Account will cause the contract owner to be treated as the owner of the assets of the Separate Account, thereby resulting in the loss of favorable tax treatment for the contract. At this time, it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance. The amount of contract owner control which may be exercised under the contract is different in some respects from the situations addressed in published rulings issued by the IRS in which it was held that the contract owner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the contract owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the contract owner to be considered as the owner of the assets of the Separate Account resulting in the imposition of federal income tax to the contract owner with respect to earnings allocable to the contract prior to receipt of payments under the contract.

    In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling generally will be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the contract owner being determined retroactively to be the owner of the assets of the Separate Account.


    Due to the uncertainty in this area, we reserve the right to modify the contract in an attempt to maintain favorable tax treatment.

    We represent that we intend to comply with the Diversification Regulations to assure that the contracts continue to be treated as annuity contracts for federal income tax purposes.

DIVERSIFICATION REGULATIONS AND QUALIFIED PLANS

    Code Section 817(h) applies to a variable annuity contract other than a pension plan contract. The Diversification Regulations reiterate that the diversification requirements do not apply to a pension plan contract. All of the qualified plans (described below) are defined as pension plan contracts for these purposes. Notwithstanding the exception of qualified plan contracts from application of the diversification rules, all investments of the PHL Variable Qualified Plan Contracts (i.e., the funds) will be structured to comply with the diversification standards because the funds serve as the investment vehicle for nonqualified contracts as well as qualified plan contracts.

    Any death benefits paid under the contract are taxable to the beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefits are paid as lump sum or annuity payments. Estate taxes may also apply.

TAXATION OF ANNUITIES IN GENERAL--QUALIFIED PLANS
    The contracts may be used with several types of qualified plans. TSAs, Keoghs, IRAs, Corporate Pension and Profit- sharing Plans and State Deferred Compensation Plans will be treated, for purposes of this discussion, as qualified plans. The tax rules applicable to participants in such qualified plans vary according to the type of plan and the terms and conditions of the plan itself. No attempt is made here to provide more than general information about the use of the contracts with the various types of qualified plans. PHL Variable reserves the right at any time to discontinue the availability of this contract for use with qualified plans. Participants under such qualified plans as well as contract owners, annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under such qualified plans may be subject to the terms and conditions of the plans themselves or limited by applicable law, regardless of the terms and conditions of the contract issued in connection therewith. For example, PHL Variable will accept beneficiary designations and payment instructions under the terms of the contract without regard to any spousal consent that may be required under the Retirement Equity Act (REA). Consequently, a contract owner's beneficiary designation or elected annuity payment option may not be enforceable.

    As the owner of the contract, you may elect one of the available death benefit guarantees under the contract. We are of the opinion that the death benefit guarantees available under the contract are part of the annuity contract. One or more of the death benefit guarantees available may exceed the greater of the sum of premium payments or the contract value. The contract and its amendments, benefits or endorsements (together referred to herein as the "contract") have not been reviewed by the IRS for qualification as an IRA or any other qualified plan. Moreover, the IRS has not addressed in a ruling of general applicability whether a death benefit option such as the those available under the contract complies with the qualification requirements for an IRA or any other qualified plan. There is a risk that the IRS would take the position that one or more of the death benefit guarantees are not part of the annuity contract. In such a case, charges against the cash value of the annuity contract or charges withheld from a rollover for the benefits would be considered distributions subject to tax, including penalty taxes, and charges withheld from purchases for the contract would not be deductible. While we regard the death benefit guarantees available for your election under the contract as a permissible benefit under an IRA, the IRS may take a contrary position regarding tax qualification resulting in deemed distributions and penalty taxes. If the IRS were to take this position, we would take all reasonable steps to avoid this result, which would include the right to amend the contract, with appropriate notice to you. You should consult with your tax advisor before electing a death benefit option under this contract for an IRA or other qualified plan.

    Certain death benefit guarantees may be purchased under your contract. IRA's and other qualified contracts generally may not invest in life insurance contracts. If you own an IRA or other qualified contract and purchase these death benefit guarantees, the IRS may consider these benefits "incidental death benefits." The IRC imposes limits on the amount of the incidental death benefits allowable for qualified contracts. If the death benefit(s) selected by you are considered to exceed these limits, the benefit(s) could result in taxable income to the owner of the IRA or qualified contract. Furthermore, the IRC provides that the assets of an IRA (including a traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) may not be invested in life insurance, but may provide, in the case of death during the accumulation phase, for a death benefit payment equal to the greater of sum of premium payments (less withdrawals) or contract value. This contract offers death benefits, which may exceed the greater of sum of premium payments (less withdrawals) or contract value. If the IRS determines that these benefits are providing life insurance, the contract may not qualify as an IRA (including traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) or other qualified contract. That determination could result in the immediate taxation of amounts held in the contract and the imposition of penalty taxes. You should consult your tax advisor regarding these features and benefits prior to purchasing a contract.

    Under certain circumstances, the proceeds of a surrender of a contract may qualify for "lump sum distribution" treatment under qualified plans. See your tax advisor if you think you may qualify for "lump sum distribution" treatment. The 5-year averaging rule for lump sum distribution has been repealed for tax years beginning after 1999.

    Effective January 1, 1993, Section 3405 of the Internal Revenue Code was amended to change the roll-over rules applicable to the taxable portions of distributions from qualified pension and profit-sharing plans and Section 403(b) TSA arrangements. Taxable distributions eligible to be rolled over generally will be subject to 20 percent income tax withholding. Mandatory withholding can be avoided only if the employee arranges for a direct rollover to another qualified pension or profit-sharing plan or to an IRA.

    The new mandatory withholding rules apply to all taxable distributions from qualified plans or TSAs (not including IRAs), except (a) distributions required under the Code, (b) substantially equal distributions made over the life (or life expectancy) of the employee, or for a term certain of 10 years or more and
(c) the portion of distributions not includable in gross income (i.e., return of after-tax contributions).

    On July 6, 1983, the Supreme Court decided in ARIZONA GOVERNING COMMITTEE VS. NORRIS that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The contracts sold by PHL Variable in connection with certain qualified plans will utilize annuity tables that do not differentiate on the basis of sex. Such annuity tables also will be available for use in connection with certain nonqualified deferred compensation plans.

    Numerous changes have been made to the income tax rules governing qualified plans as a result of legislation enacted during the past several years, including rules with respect to: coverage, participation, maximum contributions, required distributions, penalty taxes on early or insufficient distributions and income tax withholding on distributions. The following are general descriptions of the various types of qualified plans and of the use of the contracts in connection therewith.

TAX SHELTERED ANNUITIES ("TSAS")
    Code Section 403(b) permits public school systems and certain types of charitable, educational and scientific organizations, generally specified in Code Section 501(c)(3), to purchase annuity contracts on behalf of their employees and, subject to certain limitations, allows employees of those organizations to exclude the amount of payments from gross income for federal income tax purposes. These annuity contracts are commonly referred to as TSAs.

    For taxable years beginning after December 31, 1988, Code Section 403(b)(11) imposes certain restrictions on a contract owner's ability to make withdrawals from, or surrenders of, Code Section 403(b) Contracts, if the cash withdrawn is attributable to payments made under a salary reduction agreement. Specifically, Code Section 403(b)(11) allows a contract owner to make a surrender or withdrawal only (a) when the employee attains age 59 1/2, separates from service, dies or becomes disabled (as defined in the Code), or (b) in the case of hardship. In the case of hardship, the distribution amount cannot include any income earned under the contract.

    The 1988 Act amended the effective date of Code Section 403(b)(11), so that it applies only with respect to distributions from Code Section 403(b) Contracts which are attributable to assets other than assets held as of the close of the last year beginning before January 1, 1989. Thus, the distribution restrictions do not apply to assets held as of December 31, 1988.

    In addition, in order for certain types of contributions under a Code
Section 403(b) Contract to be excluded from taxable income, the employer must comply with certain nondiscrimination requirements. Contract owners should consult their employers to determine whether the employer has complied with these rules. Contract owner loans are not allowed under the contracts.

    Effective May 4, 1998, loans may be made available under Internal Revenue Code Section 403(b) tax-sheltered annuity programs. A loan from a participant's contract value may be requested only if we make loans available with the contract and if the employer permits loans under their tax-sheltered annuity program. The loan must be at least $1,000 and the maximum loan amount is the greater of: (a) 90% of the first $10,000 of contract value minus any withdrawal charge; and (b) 50% of the contract value minus any withdrawal charge. The maximum loan amount is $50,000. If loans are outstanding from any other tax-qualified plan, then the maximum loan amount of the contract may be reduced from the amount stated above in order to comply with the maximum loan amount requirements under Section 72(p) of the Internal Revenue Code. Amounts borrowed from the GIA are subject to the same limitations as applies to transfers from the GIA; thus no more than the greatest of $1000 and 25% of the contract value in the GIA may be borrowed at any one time. Amounts borrowed from the Market Value Adjustment ("MVA") account are subject to the same market value adjustment as applies to transfers from the MVA.

    Loan repayments will first pay any accrued loan interest. The balance will be applied to reduce the outstanding loan balance and will also reduce the amount of the Loan Security Account by the same amount that the outstanding loan balance is reduced. The Loan Security Account is part of the general account and is the sole security for Tax-sheltered Annuity loans (as described in IRC
Section 403(b)) loans. It is increased with all loan amounts taken and reduced by all repayments of loan principal. The balance of loan repayments, after payment of accrued loan interest, will be credited to the subaccounts of the Separate Account or the GIA in accordance with the participant's most recent premium payments allocation on file with us, except that no amount will be transferred to the MVA.

    If we do not receive a loan repayment before 90 days after the payment was due, then the entire loan balance plus accrued interest will be in default. In the case of default, the outstanding loan balance plus accrued interest will be deemed a distribution for income tax purposes, and will be reported as such to the extent required by law. At the time of such deemed distribution, interest will continue to accrue until such time as an actual distribution occurs under the contract.

KEOGH PLANS
    The Self-Employed Individual Tax Retirement Act of 1962, as amended permits self-employed individuals to establish "Keoghs" or qualified plans for themselves and their employees. The tax consequences to participants under such a plan depend upon the terms of the plan. In addition, such plans are limited by law with respect to the maximum permissible contributions, distribution dates, nonforfeitability of interests, and tax rates applicable to distributions. In order to establish such a plan, a plan document must be adopted and implemented by the employer, as well as approved by the IRS.

INDIVIDUAL RETIREMENT ANNUITIES

    Code Sections 408 and 408A permit eligible individuals to contribute to an individual retirement program known as an "IRA." These IRAs are subject to limitations on the amount that may be contributed, the persons who may be eligible and on the time when distributions may commence. In addition, distributions from certain other types of qualified plans may be placed on a tax-deferred basis into an IRA. Effective January 1, 1997, employers may establish a new type of IRA called SIMPLE (Savings Incentive Match Plan for Employees). Special rules apply to participants' contributions to and withdrawals from SIMPLE IRAs. Also effective January 1, 1997, salary reduction IRAs (SARSEP) no longer may be established. Effective January 1, 1998, individuals may establish Roth IRAs. Special rules also apply to contributions to and withdrawals from Roth IRAs.


CORPORATE PENSION AND PROFIT-SHARING PLANS
    Code Section 401(a) permits corporate employers to establish various types of retirement plans for employees. Such retirement plans may permit the purchase of contracts to provide benefits thereunder.

    These retirement plans may permit the purchase of the contracts to provide benefits under the Plan. Contributions to the Plan for the benefit of employees will not be includable in the gross income of the employee until distributed from the Plan. The tax consequences to participants may vary depending upon the particular Plan design. However, the Code places limitations and restrictions on all Plans, including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Participant loans are not allowed under the contracts purchased in connection with these Plans. Purchasers of contracts for use with Corporate Pension or Profit-sharing Plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

DEFERRED COMPENSATION PLANS WITH RESPECT TO SERVICE FOR STATE AND LOCAL GOVERNMENTS AND TAX EXEMPT ORGANIZATIONS
    Code Section 457 provides for certain deferred compensation plans with respect to service for state and local governments and certain other entities. The contracts may be used in connection with these plans; however, under these plans if issued to tax exempt organizations, the contract owner is the plan sponsor, and the individual participants in the plans are the annuitants. Under such contracts, the rights of individual plan participants are governed solely by their agreements with the plan sponsor and not by the terms of the contracts. Effective in 1997 for new state and local government plans, such plans must be funded through a tax-exempt annuity contract held for the exclusive benefit of plan participants.

PENALTY TAX ON CERTAIN SURRENDERS AND WITHDRAWALS FROM QUALIFIED PLANS
    In the case of a withdrawal under a qualified plan, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a qualified plan. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including contracts issued and qualified under Code Sections 401 (Keogh and Corporate Pension and Profit-sharing Plans), Tax-Sheltered Annuities and Individual Retirement Annuities other than Roth IRAs. The penalty is increased to 25% instead of 10% for SIMPLE IRAs if distribution occurs within the first two years of the contract owner's participation in the SIMPLE IRA. To the extent amounts are not includable in gross income because they have been properly rolled over to an IRA or to another eligible qualified plan, no tax penalty will be imposed. The tax penalty will not apply to the following distributions: (a) if distribution is made on or after the date on which the contract owner or annuitant (as applicable) reaches age 59 1/2; (b) distributions following the death or disability of the contract owner or annuitant (as applicable) (for this purpose disability is as defined in Section 72(m)(7) of the Code); (c) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the contract owner or annuitant (as applicable) or the joint lives (or joint life expectancies) of such contract owner or annuitant (as applicable) and his or her designated beneficiary; (d) distributions to a contract owner or annuitant (as applicable) who has separated from service after he has attained age 55; (e) distributions made to the contract owner or annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the contract owner or annuitant (as applicable) for amounts paid during the taxable year for medical care; (f) distributions made to an alternate payee pursuant to a qualified domestic relations order; (g) distributions from an IRA for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the contract owner and his or her spouse and dependents if the contract owner has received unemployment compensation for at least 12 weeks; and (h) distributions from IRAs for first-time home purchase expenses (maximum $10,000) or certain qualified educational expenses of the contract owner, spouse, children or grandchildren of the contract owner. This exception will no longer apply after the contract owner has been reemployed for at least 60 days. The exceptions stated in items (d) and (f) above do not apply in the case of an IRA. The exception stated in item (c) applies to an IRA without the requirement that there be a separation from service.

    Generally, distributions from a qualified plan must commence no later than April 1 of the calendar year following the later of: (a) the year in which the employee attains age 70 1/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to a regular or SIMPLE IRA and the required distribution rules do not apply to Roth IRAs. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.


SEEK TAX ADVICE

    The above description of federal income tax consequences of the different types of qualified plans which may be funded by the contracts offered by this prospectus is only a brief summary meant to alert you to the issues and is not intended as tax advice. The rules governing the provisions of qualified plans are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective contract owner considering adoption of a qualified plan and purchase of a contract in connection therewith should first consult a qualified tax advisor, with regard to the suitability of the contract as an investment vehicle for the qualified plan.


SALES OF VARIABLE ACCUMULATION CONTRACTS
--------------------------------------------------------------------------------

    Contracts may be purchased from registered representatives of WS Griffith Securities, Inc. (formerly known as W.S. Griffith & Co., Inc.) ("WSG"), is located at One American Row, Hartford, CT 06102. WSG is a New York corporation incorporated on August 7, 1970, licensed to sell PHL Variable insurance policies as well as policies, annuity contracts and funds of companies affiliated with PHL Variable. WSG is an indirect, wholly-owned subsidiary of The Phoenix Companies, Inc., and is an affiliate of PHL Variable. WSG is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934 ("1934 Act") and is a member of the NASD. Phoenix Equity Planning Corporation ("PEPCO") serves as national distributor of the contracts. PEPCO is located at One American Row, Hartford, Connecticut 06102. PEPCO is also an indirect, wholly-owned subsidiary of The Phoenix Companies and is an affiliate of PHL Variable.


    Contracts may also be purchased through other broker- dealers or entities registered under or exempt under the Securities Exchange Act of 1934, whose representatives are authorized by applicable law to sell contracts under terms of agreement provided by PEPCO.

    In addition to reimbursing PEPCO for its expenses, we pay PEPCO an amount equal to up to 7.25% of the payments made under the contract. PEPCO pays any qualified distribution organization an amount which may not exceed 7.25% of the payments under the contract. Any such amount paid with respect to contracts sold through other broker-dealers will be paid by us to or through PEPCO. The amounts paid are not deducted from the payments. Deductions for surrender charges (as described under "Surrender Charges") may be used as reimbursement for commission payments.


SERVICING AGENT
--------------------------------------------------------------------------------
    The Phoenix Edge Series Fund reimburses Phoenix Life Insurance Company for various shareholder services provided by the Variable Product Operations area. The functions performed include investor inquiry support, shareholder trading, confirmation of investment activity, quarterly statement processing and Web/Interactive Voice Response trading. The rate of reimbursement for 2004 is 0.08% of the fund's average daily net assets. The total administrative service fees paid by the fund for the last three fiscal years follows:

================================================================
   YEAR ENDED DECEMBER 31,                       FEE PAID
================================================================
           2001                                     N/A
----------------------------------------------------------------
           2002                                     N/A
----------------------------------------------------------------
           2003                                 $1.8 Million
================================================================


STATE REGULATION
--------------------------------------------------------------------------------
    We are subject to the provisions of the Connecticut insurance laws applicable to life insurance companies and to regulation and supervision by the Connecticut Superintendent of Insurance. We also are subject to the applicable insurance laws of all the other states and jurisdictions in which it does an insurance business.


    State regulation of PHL Variable includes certain limitations on the investments which may be made for its General Account and separate accounts, including the Separate Account. It does not include, however, any supervision over the investment policies of the Separate Account.


REPORTS
--------------------------------------------------------------------------------

    Reports showing the contract value and containing the financial statements of the Separate Account will be furnished to you at least annually.


VOTING RIGHTS
--------------------------------------------------------------------------------
    As stated above, all of the assets held in an available subaccount will be invested in shares of a corresponding series of the funds. We are the legal owner of those shares and as such have the right to vote to elect the Board of Trustees of the funds, to vote upon certain matters that are required by the 1940 Act to be approved or ratified by the shareholders of a mutual fund and to vote upon any other matter that may be voted upon at a shareholders' meeting. However, we intend to vote the shares of the funds at regular and special meetings of the shareholders of the funds in accordance with instructions received from owners of the contracts.

    We currently intend to vote fund shares attributable to any of our assets and fund shares held in each subaccount for which no timely instructions from owners are received in the same proportion as those shares in that subaccount for which instructions are received. In the future, to the extent applicable federal securities laws or regulations permit us to vote some or all shares of the fund in its own right, it may elect to do so.

    Matters on which owners may give voting instructions include the following:
(1) election of the Board of Trustees of a fund; (2) ratification of the independent accountant for a fund; (3) approval or amendment of the investment advisory agreement for the series of the fund corresponding to the owner's selected subaccount(s); (4) any change in the fundamental investment policies or restrictions of each such series; and (5) any other matter requiring a vote of the shareholders of a fund. With respect to amendment of any investment advisory agreement or any change in a series' fundamental investment policy, owners participating in such series will vote separately on the matter.

    The number of votes that you have the right to cast will be determined by applying your percentage interest in a subaccount to the total number of votes attributable to the subaccount. In determining the number of votes, fractional shares will be recognized. The number of votes for which you may give us instructions will be determined as of the record date for fund shareholders chosen by the Board of Trustees of a fund. We will furnish you with proper forms and proxies to enable you to give your instructions.

TEXAS OPTIONAL RETIREMENT PROGRAM
--------------------------------------------------------------------------------
    Participants in the Texas Optional Retirement Program may not receive the proceeds of a withdrawal from, or complete surrender of, a contract, or apply them to provide annuity options prior to retirement except in the case of termination of employment in the Texas public institutions of higher education, death or total disability. Such proceeds, however, may be used to fund another eligible retirement vehicle.

LEGAL MATTERS
--------------------------------------------------------------------------------

    Matthew A. Swendiman, Counsel, and Brian A. Giantonio, Vice President, Tax and ERISA Counsel, The Phoenix Companies, Inc., have provided advice on certain matters relating to the federal securities and income tax laws in connection with the contracts described in this prospectus.

SAI TABLE OF CONTENTS
--------------------------------------------------------------------------------

    The SAI contains more specific information and financial statements relating to the Account and PHL Variable. The Table of Contents of the SAI is set forth below:

o   PHL Variable Insurance Company

o   Underwriter

o   Disruptive Trading and Market Timing

o   Performance History

o   Calculation of Yield and Return

o   Calculation of Annuity Payments

o   Experts

o   Separate Account Financial Statements

o   Company Financial Statements

    Contract owner inquiries and requests for an SAI should be directed, in writing, to our Annuity Operations Division or by calling us at 800/541-0171.

APPENDIX A - INVESTMENT OPTIONS
--------------------------------------------------------------------------------

INVESTMENT TYPE


------------------------------------------------------------------------------------------------------------------------------------
                                                                           Investment Type
                                              --------------------------------------------------------------------------------------
                                                  Aggressive                                   Growth &
             Series                                 Growth        Conservative       Growth     Income       Income      Specialty
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International                                                         |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity                                                             |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index                                              |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Growth + Value                                              |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities                                                                                |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth                                                        |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth               |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market                                           |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income                                                                      |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond                                                                   |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends                                                                   |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value                                                  |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select                                             |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value                                                         |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard U.S. Multi-Cap                                                          |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture                                                                             |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value                                                              |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value                                                      |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Growth Stock                                                     |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Trust                                                                      |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Value                                                                                |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30                                                                |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R)                                                   |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth and Income                                                               |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation                                                            |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Value Equity                                                          |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Global Value                                                           |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value                                                          |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value                                                        |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth                         |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme                                                         |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-State Street Research Small-Cap Growth                                         |X|
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                                                     |X|
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                                                           |X|
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                                              |X|
------------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II                                                               |X|
------------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                                                               |X|
------------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio                                                             |X|
------------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio                                                     |X|
------------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                                                                   |X|
------------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                                                                    |X|
------------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Securities Fund                 |X|
------------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                                                      |X|
------------------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund                                                           |X|
------------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                                                       |X|
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund                                                                                              |X|
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                       |X|
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                                                                                   |X|
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund                |X|
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                                                      |X|
------------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                                                                                        |X|
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                          |X|
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                       |X|
------------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                                                          |X|
------------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                                                          |X|
------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT ADVISORS
---------------------------------------------------------------------------------------------------------------------------------
                                                                               Advisors
                                            -------------------------------------------------------------------------------------
                                                                      Duff
                                             Phoenix     Phoenix    & Phelps                 Fred        Deutsche      Federated
                                            Investment   Variable   Investment    AIM        Alger        Asset        Investment
                                             Counsel,    Advisors,  Management  Advisors,  Management,  Management,    Management
      Series                                    Inc.        Inc.        Co.        Inc.        Inc.         Inc.         Company
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International                 |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity                                  |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index                   |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Growth + Value                   |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities                             |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth                |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth        |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market                   |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income      |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond   |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends                 |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value          |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select                  |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value                              |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard U.S. Multi-Cap                               |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture                          |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value                         |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value                           |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Growth Stock                          |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Trust                                 |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Value                                           |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30                                     |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R)                        |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth and Income             |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation          |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Value Equity                  |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Global Value                      |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value                     |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value                   |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth                  |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme                 |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-State Street Research Small-Cap Growth              |X|
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                                                 |X|
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                                                       |X|
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                                                     |X|
------------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II                                                                          |X|
------------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                                                                                        |X|
------------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio
------------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio
------------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund
------------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Securities Fund
------------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund
------------------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund
------------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund                                                                       |X|
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                                                                           |X|
------------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Select
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap
------------------------------------------------------------------------------------------------------------------------------------
Wanger Select
------------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                               Advisors
                                           -----------------------------------------------------------------------------------------
                                            Fidelity                Morgan
                                           Management  Franklin    Stanley            Templeton   Templeton   Templeton   Wanger
                                              and       Mutual    Investment  Rydex     Asset       Global   Investment    Asset
                                            Research   Advisers,  Management  Global  Management,  Advisors   Counsel,   Management,
       Series                                Company       LLC        Inc.    Advisors    Ltd.      Limited      Inc.        L.P.
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Growth + Value
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard U.S. Multi-Cap
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Growth Stock
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Trust
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Value
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth and Income
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Value Equity
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Global Value
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-State Street Research Small-Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II
------------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II
------------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio                   |X|
------------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio            |X|
------------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                          |X|
------------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                             |X|
------------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Securities Fund                                                      |X|
------------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                                                                                |X|
------------------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund                                                                           |X|
------------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                                               |X|
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund                                                 |X|
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                                                 |X|
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund
------------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                                 |X|
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                                                                                                 |X|
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                                                                                              |X|
------------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                                                                                               |X|
------------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                                                                                               |X|
------------------------------------------------------------------------------------------------------------------------------------

Investment Subadvisors


------------------------------------------------------------------------------------------------------------------------------------
                                                                          Subadvisors
                                         -------------------------------------------------------------------------------------------
                                                                                                 Kayne
                                                                                               Anderson
                                                 Aberdeen           AIM           Alliance      Rudnick       Lazard        Lord,
                                                   Fund            Capital        Capital      Investment      Asset        Abbett
                                                 Managers,        Management,    Management,   Management,   Management,    & Co.
          Series                                   Inc.              Inc.           L.P.          LLC           LLC          LLC
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International                     |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity                                           |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index                                           |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Growth + Value                                           |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends                                                                    |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value                                                             |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select                                                                      |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value                                                                                  |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard U.S. Multi-Cap                                                                                   |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture                                                                                           |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value                                                                                          |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value                                                                                            |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Growth Stock
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Trust
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Value
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Global Value                                              |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value                                             |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value                                           |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-State Street Research Small-Cap Growth
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                           Subadvisors
                                         ------------------------------------------------------------------------------------------
                                                               Northern                              Seneca           State Street
                                                MFS              Trust           Engemann            Capital            Research &
                                              Investment      Investments,         Asset            Management,        Management
          Series                              Management         N.A.            Management           LLC                Company
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Growth + Value
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth                                                    |X|
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth                                            |X|
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard U.S. Multi-Cap
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Growth Stock               |X|
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Trust                      |X|
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Value                                |X|
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30                                           |X|
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R)                              |X|
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Global Value
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth                                                                          |X|
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme                                                                         |X|
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-State Street Research Small-Cap
Growth                                                                                                                     |X|
-----------------------------------------------------------------------------------------------------------------------------------

APPENDIX B - GLOSSARY OF SPECIAL TERMS
--------------------------------------------------------------------------------
    The following is a list of terms and their meanings when used in this prospectus.


ACCOUNT VALUE: The value of all assets held in the Separate Account.


ACCUMULATION UNIT: A standard of measurement for each subaccount used to determine the value of a contract and the interest in the subaccounts prior to the start of annuity payments.

ACCUMULATION UNIT VALUE: The value of one accumulation unit was set at $1.000 on the date assets were first allocated to each subaccount. The value of one accumulation unit on any subsequent valuation date is determined by multiplying the immediately preceding accumulation unit value by the applicable net investment factor for the valuation period ending on such valuation date.

ADJUSTED PARTIAL WITHDRAWALS: The result of multiplying the ratio of the partial withdrawal to the contract value and the death benefit (prior to the withdrawal) on the date of the withdrawal.

ANNUAL ROLL-UP AMOUNT (ROLL-UP AMOUNT): In the first contract year the Annual Roll-up Amount is equal to the initial premium payment. After that, in any following contract year the Annual Roll-up Amount is equal to the Roll-up Amount at the end of the last contract year multiplied by a factor of 1.05, plus 100% of premium payments, less adjusted partial withdrawals made since the end of the prior contract year. The Roll-up Amount may not be greater than 200% of total premium payments less adjusted partial withdrawals.

ANNUAL STEP-UP AMOUNT (STEP-UP AMOUNT): In the first contract year the Step-up Amount is the greater of (1) 100% of purchase payments less adjusted partial withdrawals; or (2) the contract value. After that, in any following contract year the Step-up Amount equals the greater of (1) the Step-up Amount at the end of the prior contract year, plus 100% of premium payments, less adjusted partial withdrawals made since the end of the last contract year; or (2) the contract value.

ANNUITANT: The person whose life is used as the measuring life under the contract. The annuitant will be the primary annuitant as shown on the contract's Schedule Page while that person is living, and will then be the contingent annuitant, if that person is living at the death of the primary annuitant.

ANNUITY PAYMENT OPTION: The provisions under which we make a series of annuity payments to the annuitant or other payee, such as Life Annuity with Ten Years Certain. See "Annuity Payment Options."

ANNUITY UNIT: A standard of measurement used in determining the amount of each periodic payment under the variable payment Annuity Options I, J, K, M and N.

CLAIM DATE: The valuation date following receipt of a certified copy of the death certificate at our Annuity Operations Division.

CONTRACT: The deferred variable accumulation annuity contract described in this prospectus.

CONTRACT OWNER (OWNER, YOU, YOUR): Usually the person or entity to whom we issue the contract. The contract owner has the sole right to exercise all rights and privileges under the contract as provided in the contract. The owner may be the annuitant, an employer, a trust or any other individual or entity specified in the contract application. However, under contracts used with certain tax-qualified plans, the owner must be the annuitant. A husband and wife may be designated as joint owners, and if such a joint owner dies, the other joint owner becomes the sole owner of the contract. If no owner is named in the application, the annuitant will be the owner.

CONTRACT VALUE: Prior to the maturity date, the sum of all accumulation units held in the subaccounts of the Account and the value held in the GIA and/or MVA. For Tax-sheltered Annuity plans (as described in Internal Revenue Code
(IRC) 403(b)) with loans, the contract value is the sum of all accumulation units held in the subaccounts of the Account and the value held in the GIA and/or MVA plus the value held in the Loan Security Account, and less any Loan Debt.

DEATH BENEFIT OPTIONS (BENEFIT OPTION, OPTION): The form of contract selected which determines the method of death benefit calculation and the amount of mortality and expense risk charge.

FIXED PAYMENT ANNUITY: An annuity payment of providing periodic payments of a fixed dollar amount throughout the annuity period. This benefit does not vary with or reflect the investment performance of any subaccount.

GIA: An investment option under which premium amounts are guaranteed to earn a fixed rate of interest.

ISSUE DATE: The date that the initial premium payment is invested under a contract.


MVA: An account that pays interest at a guaranteed rate if held to the end of the guarantee period. If amounts are withdrawn, transferred or applied to an annuity payment option before the end of the guarantee period we will make a market adjustment to the value of that account. Assets allocated to the MVA are not part of the assets allocated to the Account or the general account of PHL Variable. The MVA is described in a separate prospectus.

MATURITY DATE: The date elected by the owner as to when annuity payments will begin. The maturity date will not be any earlier than the fifth contract anniversary and no later than the annuitant's 95th birthday. The election is subject to certain conditions described in "The Annuity Period."

MINIMUM INITIAL PAYMENT: The amount that you pay when you purchase a contract. We require minimum initial payments of:

o   Non-qualified plans--$1,000
o   Individual Retirement Annuity--$1,000
o   Bank draft program--$25
o   Qualified plans--$1,000 annually

MINIMUM SUBSEQUENT PAYMENT: The least amount that you may pay when you make any subsequent payments, after the minimum initial payment (see above). The minimum subsequent payment for all contracts is $25.

NET ASSET VALUE: Net asset value of a series' shares is computed by dividing the value of the net assets of the series by the total number of series outstanding shares.

PAYMENT UPON DEATH: The obligation of PHL Variable under a contract to make a payment on the death of the owner or annuitant anytime: (a) before the maturity date of a contract (see "Payment Upon Death Before Maturity Date") or (b) after the maturity date of a contract (see "Payment Upon Death After Maturity Date").

PHL VARIABLE (OUR, US, WE, COMPANY): PHL Variable Insurance Company.

SEVEN YEAR STEP-UP AMOUNT (7 YEAR STEP-UP AMOUNT): In the first seven contract years, the 7 Year Step-up Amount equals 100% of purchase payments less adjusted partial withdrawals. In any subsequent 7 year period, the 7 Year Step-up Amount equals the 7 Year Step-up Amount that would have been paid on the prior seventh contract anniversary plus 100% of payments less adjusted partial withdrawals made since the prior seventh contract anniversary.

SERIES: A separate investment portfolio of a fund.

VALUATION DATE: A valuation date is every day the New York Stock Exchange ("NYSE") is open for trading.

VARIABLE PAYMENT ANNUITY: An annuity payment option providing payments that vary in amounts, according to the investment experience of the selected subaccounts.

APPENDIX C - DEDUCTIONS FOR TAXES - QUALIFIED AND NONQUALIFIED ANNUITY CONTRACTS
--------------------------------------------------------------------------------

                                                                          UPON              UPON
STATE                                                                PREMIUM PAYMENT    ANNUITIZATION     NONQUALIFIED     QUALIFIED
-----                                                                ---------------    -------------     ------------     ---------

California ......................................................                             X               2.35%          0.50%

Maine ...........................................................           X                                 2.00*

Nevada ..........................................................                             X               3.50

South Dakota ....................................................           X                                 1.25**

West Virginia ...................................................                             X               1.00           1.00

Wyoming .........................................................                             X               1.00

Commonwealth of Puerto Rico .....................................                             X               1.00           1.00

NOTE: The above tax deduction rates are as of January 1, 2004. No tax deductions are made for states not listed above. However, tax statutes are subject to amendment by legislative act and to judicial and administrative interpretation, which may affect both the above lists of states and the applicable tax rates. Consequently, we reserve the right to deduct tax when necessary to reflect changes in state tax laws or interpretation.

For a more detailed explanation of the assessment of Taxes, see "Description of Fees - Tax."

--------------------

* Maine changed its tax laws affecting annuities in 2003 retroactive to January 1, 1999. Under the revised statute, annuity purchase premium payments are taxed upon purchase premium payment for payments received on or after January 1, 1999.

** South Dakota law provides a lower rate of .8% that applies to purchase premium payments received in excess of $500,000 in a single calendar year.

APPENDIX D - FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
    The following tables give the historical unit values for a single share of each of the available subaccounts. More information can be obtained in the Statement of Additional Information ("SAI"). You may obtain a copy of the SAI free of charge by calling us at 800/541- 0171 or by writing to:

                   PHL Variable Insurance Company
                   Annuity Operations Division
                   PO Box 8027
                   Boston, MA 02266-8027

DEATH BENEFIT OPTION 1 CONTRACTS


                                                                            SUBACCOUNT                                   UNITS
                                                                            UNIT VALUE             SUBACCOUNT        OUTSTANDING AT
                                                                           BEGINNING OF            UNIT VALUE         END OF PERIOD
                              SUBACCOUNT                                      PERIOD              END OF PERIOD        (THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------
  PHOENIX-ABERDEEN INTERNATIONAL
====================================================================================================================================
          From 1/1/03 to 12/31/03                                             $1.254                  $1.639              3,196
          From 1/1/02 to 12/31/02                                             $1.485                  $1.254              3,512
          From 1/1/01 to 12/31/01                                             $1.973                  $1.485              3,937
          From 1/1/00 to 12/31/00                                             $2.365                  $1.973              1,996
          From 10/20/99* to 12/31/99                                          $2.000                  $2.365                281

  PHOENIX-AIM MID-CAP EQUITY
====================================================================================================================================
          From 1/1/03 to 12/31/03                                             $1.879                  $2.387                156
          From 1/1/02 to 12/31/02                                             $2.128                  $1.879                468
          From 11/9/01* to 12/31/01                                           $2.000                  $2.128                 13

  PHOENIX-ALLIANCE/BERNSTEIN ENHANCED INDEX
====================================================================================================================================
          From 1/1/03 to 12/31/03                                             $1.247                  $1.560              2,083
          From 1/1/02 to 12/31/02                                             $1.649                  $1.247              2,504
          From 1/1/01 to 12/31/01                                             $2.152                  $1.649              2,275
          From 1/1/00 to 12/31/00                                             $2.152                  $1.888              1,714
          From 9/1/99* to 12/31/99                                            $2.000                  $2.152                530

  PHOENIX-ALLIANCE/BERNSTEIN GROWTH + VALUE
====================================================================================================================================
          From 1/1/03 to 12/31/03                                             $1.587                  $1.983                184
          From 1/1/02 to 12/31/02                                             $2.137                  $1.587                561
          From 11/14/01* to 12/31/01                                          $2.000                  $2.137                223

  PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES
====================================================================================================================================
          From 1/1/03 to 12/31/03                                             $3.264                  $4.473              1,157
          From 1/1/02 to 12/31/02                                             $2.939                  $3.264              1,118
          From 1/1/01 to 12/31/01                                             $2.781                  $2.939                942
          From 1/1/00 to 12/31/00                                             $2.145                  $2.781                740
          From 11/1/99* to 12/31/99                                           $2.000                  $2.145                  7

  PHOENIX-ENGEMANN CAPITAL GROWTH
====================================================================================================================================
          From 1/1/03 to 12/31/03                                             $0.953                  $1.195             10,207
          From 1/1/02 to 12/31/02                                             $1.279                  $0.953             10,977
          From 1/1/01 to 12/31/01                                             $1.973                  $1.279             11,520
          From 1/1/00 to 12/31/00                                             $2.422                  $1.973              7,928
          From 8/24/99* to 12/31/99                                           $2.000                  $2.422                773

  PHOENIX-ENGEMANN SMALL & MID-CAP GROWTH
====================================================================================================================================
          From 1/1/03 to 12/31/03                                             $0.802                  $1.164              1,292
          From 1/1/02 to 12/31/02                                             $1.137                  $0.802              1,569
          From 1/1/01 to 12/31/01                                             $1.566                  $1.137              1,795
          From 8/15/00* to 12/31/00                                           $2.000                  $1.566                178


* Date subaccount began operations.

                                                                            SUBACCOUNT                                   UNITS
                                                                            UNIT VALUE             SUBACCOUNT        OUTSTANDING AT
                                                                           BEGINNING OF            UNIT VALUE         END OF PERIOD
                              SUBACCOUNT                                      PERIOD              END OF PERIOD        (THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------
  PHOENIX-GOODWIN MONEY MARKET
====================================================================================================================================
          From 1/1/03 to 12/31/03                                             $2.208                  $2.203              2,155
          From 1/1/02 to 12/31/02                                             $2.197                  $2.208              4,779
          From 1/1/01 to 12/31/01                                             $2.140                  $2.197              5,008
          From 1/1/00 to 12/31/00                                             $2.032                  $2.140              4,033
          From 8/11/99* to 12/31/99                                           $2.000                  $2.032              1,283

  PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME
====================================================================================================================================
          From 1/1/03 to 12/31/03                                             $2.490                  $2.828              2,537
          From 1/1/02 to 12/31/02                                             $2.284                  $2.490              2,551
          From 1/1/01 to 12/31/01                                             $2.173                  $2.284              2,467
          From 1/1/00 to 12/31/00                                             $2.059                  $2.173              1,130
          From 9/13/99* to 12/31/99                                           $2.000                  $2.059                186

  PHOENIX-GOODWIN MULTI-SECTOR SHORT TERM BOND
====================================================================================================================================
          From 6/3/03* to 12/31/04                                            $2.000                  $1.024              9,461

  PHOENIX-KAYNE RISING DIVIDENDS
====================================================================================================================================
          From 1/1/03 to 12/31/03                                             $1.924                  $2.271                395
          From 9/4/02* to 12/31/02                                            $2.000                  $1.924                 34

  PHOENIX-KAYNE SMALL-CAP QUALITY VALUE
====================================================================================================================================
          From 1/1/03 to 12/31/03                                             $2.013                  $2.400                126
          From 10/22/02* to 12/31/02                                          $2.000                  $2.013                  7

  PHOENIX-LAZARD INTERNATIONAL EQUITY SELECT
====================================================================================================================================
          From 1/1/03 to 12/31/03                                             $1.903                  $2.456                277
          From 8/22//02* to 12/31/02                                          $2.000                  $1.909                 10

  PHOENIX-LAZARD SMALL-CAP VALUE
====================================================================================================================================
          From 1/1/03 to 12/31/03                                             $1.951                  $2.686                553
          From 8/29/02* to 12/31/02                                           $2.000                  $1.951                 10

  PHOENIX-LAZARD U.S. MULTI-CAP VALUE
====================================================================================================================================
          From 1/1/03 to 12/31/03                                             $2.003                  $2.556                 38
          From 9/4/02* to 12/31/02                                            $2.000                  $2.003                 .5

  PHOENIX-LORD ABBETT BOND-DEBENTURE
====================================================================================================================================
          From 1/1/03 to 12/31/03                                             $2.120                  $2.474                 93
          From 9/25/02* to 12/31/02                                           $2.000                  $2.120                 25

  PHOENIX-LORD ABBETT LARGE-CAP VALUE
====================================================================================================================================
          From 1/1/03 to 12/31/03                                             $1.978                  $2.553                301
          From 8/22/02* to 12/31/02                                           $2.000                  $1.978                 34

  PHOENIX-LORD ABBETT MID-CAP VALUE
====================================================================================================================================
          From 1/1/03 to 12/31/03                                             $1.994                  $2.459                280
          From 9/29/02* to 12/31/02                                           $2.000                  $1.994                 54

  PHOENIX-MFS INVESTORS GROWTH STOCK
====================================================================================================================================
          From 1/1/03 to 12/31/03                                             $1.529                  $1.136              8,298
          From 1/1/02 to 12/31/02                                             $1.345                  $1.529                264
          From 1/1/01 to 12/31/01                                             $1.782                  $1.345              8,663
          From 1/1/00 to 12/31/00                                             $2.024                  $1.782              4,013
          From 12/28/99* to 12/31/99                                          $2.000                  $2.024                 19


* Date subaccount began operations.

                                                                            SUBACCOUNT                                   UNITS
                                                                            UNIT VALUE             SUBACCOUNT        OUTSTANDING AT
                                                                           BEGINNING OF            UNIT VALUE         END OF PERIOD
                              SUBACCOUNT                                      PERIOD              END OF PERIOD        (THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------
  PHOENIX-MFS INVESTORS TRUST
====================================================================================================================================
          From 1/1/03 to 12/31/03                                             $1.634                  $1.985                137
          From 1/1/02 to 12/31/02                                             $2.082                  $1.634                105
          From 11/9/01* to 12/31/01                                           $2.000                  $2.082                  6

  PHOENIX-MFS VALUE
====================================================================================================================================
          From 1/1/03 to 12/31/03                                             $1.803                  $2.230              1,091
          From 1/1/02 to 12/31/02                                             $2.111                  $1.803              1,317
          From 11/14/01* to 12/31/01                                          $2.000                  $2.111                185

  PHOENIX-NORTHERN DOW 30
====================================================================================================================================
          From 1/1/03 to 12/31/03                                             $1.466                  $1.851              1,568
          From 1/1/02 to 12/31/02                                             $1.751                  $1.466              1,527
          From 1/1/01* to 12/31/01                                            $1.879                  $1.751              1,604
          From 1/1/00 to 12/31/00                                             $2.007                  $1.879                550
          From 12/30/99* to 12/31/99                                          $2.000                  $2.007                150

  PHOENIX-NORTHERN NASDAQ-100 INDEX(R)
====================================================================================================================================
          From 1/1/03 to 12/31/03                                             $0.513                  $0.757              1,777
          From 1/1/02 to 12/31/02                                             $0.830                  $0.513              1,117
          From 1/1/01 to 12/31/01                                             $1.251                  $0.830                814
          From 8/25/00* to 12/31/00                                           $2.000                  $1.251                 35

  PHOENIX-OAKHURST GROWTH AND INCOME
====================================================================================================================================
          From 1/1/03 to 12/31/03                                             $1.405                  $1.774              4,743
          From 1/1/02 to 12/31/02                                             $1.829                  $1.405              5,186
          From 1/1/01 to 12/31/01                                             $2.010                  $1.829              5,557
          From 1/1/00 to 12/31/00                                             $2.171                  $2.010              2,984
          From 8/30/99* to 12/31/99                                           $2.000                  $2.171                397

  PHOENIX-OAKHURST STRATEGIC ALLOCATION
====================================================================================================================================
          From 1/1/03 to 12/31/03                                             $1.932                  $2.295              6,933
          From 1/1/02 to 12/31/02                                             $2.205                  $1.932              7,559
          From 1/1/01 to 12/31/01                                             $2.184                  $2.205              3,133
          From 1/1/00 to 12/31/00                                             $2.190                  $2.184              1,608
          From 10/1/99* to 12/31/99                                           $2.000                  $2.190                202

  PHOENIX-OAKHURST VALUE EQUITY
====================================================================================================================================
          From 1/1/03 to 12/31/03                                             $2.028                  $2.490              4,349
          From 1/1/02 to 12/31/02                                             $2.612                  $2.028              3,893
          From 1/1/01 to 12/31/01                                             $3.225                  $2.612              3,921
          From 1/1/00 to 12/31/00                                             $2.461                  $3.225                951
          From 8/30/99* to 12/31/99                                           $2.000                  $2.461                 65

  PHOENIX-SANFORD BERNSTEIN GLOBAL VALUE
====================================================================================================================================
          From 1/1/03 to 12/31/03                                             $1.533                  $2.017                302
          From 1/1/02 to 12/31/02                                             $1.808                  $1.533                241
          From 2/1/01* to 12/31/01                                            $2.000                  $1.808                152


* Date subaccount began operations.

                                                                            SUBACCOUNT                                   UNITS
                                                                            UNIT VALUE             SUBACCOUNT        OUTSTANDING AT
                                                                           BEGINNING OF            UNIT VALUE         END OF PERIOD
                              SUBACCOUNT                                      PERIOD              END OF PERIOD        (THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------

  PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE
====================================================================================================================================
           From 1/1/03 to 12/31/03                                            $2.587                  $3.614              1,347
           From 1/1/02 to 12/31/02                                            $2.854                  $2.587              1,494
           From 1/1/01 to 12/31/01                                            $2.342                  $2.854                994
           From 1/1/00 to 12/31/00                                            $2.021                  $2.342                259
           From 8/30/99* to 12/31/99                                          $2.000                  $2.021                 12

  PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE
====================================================================================================================================
           From 1/1/03 to 12/31/03                                            $2.248                  $3.205              1,078
           From 1/1/02 to 12/31/02                                            $2.480                  $2.248              1,724
           From 1/1/01 to 12/31/01                                            $2.162                  $2.480                437
           From 12/6/00* to 12/31/00                                          $2.000                  $2.162                  3

  PHOENIX-SENECA MID-CAP GROWTH
====================================================================================================================================
           From 1/1/03 to 12/31/03                                            $1.547                  $1.975              2,845
           From 1/1/02 to 12/31/02                                            $2.313                  $1.547              3,145
           From 1/1/01 to 12/31/01                                            $3.124                  $2.313              3,246
           From 1/1/00 to 12/31/00                                            $2.770                  $3.124              1,653
           From 9/3/99* to 12/31/99                                           $2.000                  $2.770                 59

  PHOENIX-SENECA STRATEGIC THEME
====================================================================================================================================
           From 1/1/03 to 12/31/03                                            $1.068                  $1.453              3,068
           From 1/1/02 to 12/31/02                                            $1.658                  $1.068              3,532
           From 1/1/01 to 12/31/01                                            $2.304                  $1.658              4,571
           From 1/1/00 to 12/31/00                                            $2.625                  $2.304              3,249
           From 9/1/99* to 12/31/99                                           $2.000                  $2.625                285

  PHOENIX-STATE STREET RESEARCH SMALL-CAP GROWTH
====================================================================================================================================
           From 1/1/03 to 12/31/03                                            $2.010                  $3.055                177
           From 8/22/02* to 12/31/02                                          $2.000                  $2.010                  3

  AIM V.I. CAPITAL APPRECIATION FUND
====================================================================================================================================
           From 1/1/03 to 12/31/03                                            $1.331                  $1.708                368
           From 1/1/02 to 12/31/02                                            $1.775                  $1.331                135
           From 5/10/01* to 12/31/01                                          $2.000                  $1.775                 36

  AIM V.I. PREMIER EQUITY FUND
====================================================================================================================================
           From 1/1/03 to 12/31/03                                            $1.227                  $1.521                410
           From 1/1/02 to 12/31/02                                            $1.776                  $1.227                439
           From 5/2/01* to 12/31/01                                           $2.000                  $1.776                160

  ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
====================================================================================================================================
           From 1/1/03 to 12/31/03                                            $0.838                  $1.119              2,388
           From 1/1/02 to 12/31/02                                            $1.279                  $0.838              2,203
           From 1/1/01 to 12/31/01                                            $1.535                  $1.279              1,557
           From 6/28/00* to 12/31/00                                          $2.000                  $1.535                470

  FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
====================================================================================================================================
           From 1/1/03 to 12/31/03                                            $2.550                  $2.587              4,615
           From 1/1/02 to 12/31/02                                            $2.360                  $2.550              5,188
           From 1/1/01 to 12/31/01                                            $2.225                  $2.360              2,791
           From 1/1/00 to 12/31/00                                            $2.022                  $2.225                955
           From 9/2/99* to 12/31/99                                           $2.000                  $2.022                 71


* Date subaccount began operations.

                                                                            SUBACCOUNT                                   UNITS
                                                                            UNIT VALUE             SUBACCOUNT        OUTSTANDING AT
                                                                           BEGINNING OF            UNIT VALUE         END OF PERIOD
                              SUBACCOUNT                                      PERIOD              END OF PERIOD        (THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------

  FEDERATED HIGH INCOME BOND FUND II
====================================================================================================================================
          From 1/1/03 to 12/31/03                                             $1.855                  $2.247              1,367
          From 1/1/02 to 12/31/02                                             $1.846                  $1.855              1,316
          From 1/1/01 to 12/31/01                                             $1.837                  $1.846                850
          From 1/1/00 to 12/31/00                                             $2.038                  $1.837                499
          From 10/14/99* to 12/31/99                                          $2.000                  $2.038                 44

  VIP CONTRAFUND(R) PORTFOLIO
====================================================================================================================================
          From 1/1/03 to 12/31/03                                             $1.472                  $1.873              2,022
          From 1/1/02 to 12/31/02                                             $1.640                  $1.472              1,682
          From 1/1/01 to 12/31/01                                             $1.889                  $1.640                759
          From 6/9/00* to 12/31/00                                            $2.000                  $1.889                236

  VIP GROWTH OPPORTUNITIES PORTFOLIO
====================================================================================================================================
          From 1/1/03 to 12/31/03                                             $1.131                  $1.453                342
          From 1/1/02 to 12/31/02                                             $1.462                  $1.131                350
          From 1/1/01 to 12/31/01                                             $1.724                  $1.462                300
          From 6/9/00* to 12/31/00                                            $2.000                  $1.724                131

  VIP GROWTH PORTFOLIO
====================================================================================================================================
          From 1/1/03 to 12/31/03                                             $0.959                  $1.262              4,347
          From 1/1/02 to 12/31/02                                             $1.386                  $0.959              3,755
          From 1/1/01 to 12/31/01                                             $1.700                  $1.386              1,445
          From 6/9/00* to 12/31/00                                            $2.000                  $1.700                438

  MUTUAL SHARES SECURITIES FUND
====================================================================================================================================
          From 1/1/03 to 12/31/03                                             $2.086                  $2.587                809
          From 1/1/02 to 12/31/02                                             $2.387                  $2.086                872
          From 1/1/01 to 12/31/01                                             $2.500                  $2.387                676
          From 1/1/00 to 12/31/00                                             $2.018                  $2.500                210
          From 9/2/99* to 12/31/99                                            $2.000                  $2.018                 16

  TEMPLETON DEVELOPING MARKETS SECURITIES FUND
====================================================================================================================================
          From 1/1/03 to 12/31/03                                             $1.478                  $2.240                212
          From 1/1/02 to 12/31/02                                             $1.493                  $1.478                248
          From 1/1/01 to 12/31/01                                             $1.639                  $1.493                319
          From 1/1/00 to 12/31/00                                             $2.434                  $1.639                245
          From 11/1/99* to 12/31/99                                           $2.000                  $2.434                301

  TEMPLETON FOREIGN SECURITIES FUND
====================================================================================================================================
          From 1/1/03 to 12/31/03                                             $1.435                  $1.880              2,057
          From 1/1/02 to 12/31/02                                             $1.778                  $1.435              2,841
          From 1/1/01 to 12/31/01                                             $2.136                  $1.778              1,795
          From 1/1/00 to 12/31/00                                             $2.207                  $2.136                621
          From 8/30/99* to 12/31/99                                           $2.000                  $2.207                108

  TEMPLETON GLOBAL ASSET ALLOCATION FUND
====================================================================================================================================
          From 1/1/03 to 12/31/03                                             $1.847                  $2.415                 96
          From 1/1/02 to 12/31/02                                             $1.949                  $1.847                214
          From 1/1/01 to 12/31/01                                             $2.184                  $1.949                232
          From 1/1/00 to 12/31/00                                             $2.203                  $2.184                181
          From 10/4/99* to 12/31/99                                           $2.000                  $2.203                 13


* Date subaccount began operations.

                                                                            SUBACCOUNT                                   UNITS
                                                                            UNIT VALUE             SUBACCOUNT        OUTSTANDING AT
                                                                           BEGINNING OF            UNIT VALUE         END OF PERIOD
                            SUBACCOUNT                                        PERIOD              END OF PERIOD        (THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------

  TEMPLETON GROWTH SECURITIES FUND
====================================================================================================================================
          From 1/1/03 to 12/31/03                                             $1.914                  $2.507              2,396
          From 1/1/02 to 12/31/02                                             $2.371                  $1.914              1,517
          From 1/1/01 to 12/31/01                                             $2.424                  $2.371              1,023
          From 1/1/00 to 12/31/00                                             $2.282                  $2.424                418
          From 9/2/99* to 12/31/99                                            $2.000                  $2.282                 41

  RYDEX VARIABLE TRUST JUNO FUND
====================================================================================================================================
          From 6/16/03* to 12/31/03                                           $2.000                  $1.054                213

  RYDEX VARIABLE TRUST NOVA FUND
====================================================================================================================================
          From 6/12/03* to 12/31/03                                           $2.000                  $1.218                 85

  RYDEX VARIABLE TRUST SECTOR ROTATION FUND
====================================================================================================================================
          From 6/6/03* to 12/31/03                                            $2.000                  $1.155                148

  SCUDDER VIT EAFE(R) EQUITY INDEX FUND
====================================================================================================================================
          From 1/1/03 to 12/31/03                                             $1.111                  $1.468                748
          From 1/1/02 to 12/31/02                                             $1.430                  $1.111              1,255
          From 1/1/01 to 12/31/01                                             $1.196                  $1.430                724
          From 1/1/00 to 12/31/00                                             $2.319                  $1.196                401
          From 10/14/99* to 12/31/99                                          $2.000                  $2.319                 26

  SCUDDER VIT EQUITY 500 INDEX FUND
====================================================================================================================================
          From 1/1/03 to 12/31/03                                             $1.639                  $2.082                943
          From 1/1/02 to 12/31/02                                             $2.110                  $1.639              1,219
          From 11/7/01* to 12/31/01                                           $2.000                  $2.110                 58

  TECHNOLOGY PORTFOLIO
====================================================================================================================================
          From 1/1/03 to 12/31/03                                             $0.393                  $0.575              2,213
          From 1/1/02 to 12/31/02                                             $0.776                  $0.393              2,541
          From 1/1/01 to 12/31/01                                             $1.538                  $0.776              3,976
          From 1/1/00 to 12/31/00                                             $2.022                  $1.538              1,975
          From 12/30/99* to 12/31/99                                          $2.000                  $2.022                150

  WANGER INTERNATIONAL SELECT
====================================================================================================================================
          From 1/1/03 to 12/31/03                                             $1.824                  $2.553                759
          From 1/1/02 to 12/31/02                                             $2.173                  $1.824                724
          From 1/1/01 to 12/31/01                                             $2.988                  $2.173                794
          From 1/1/00 to 12/31/00                                             $3.063                  $2.988                492
          From 10/25/99* to 12/31/99                                          $2.000                  $3.063                 15

  WANGER INTERNATIONAL SMALL CAP
====================================================================================================================================
          From 1/1/03 to 12/31/03                                             $1.511                  $2.229              3,856
          From 1/1/02 to 12/31/02                                             $1.769                  $1.511              3,812
          From 1/1/01 to 12/31/01                                             $2.265                  $1.769              3,864
          From 1/1/00 to 12/31/00                                             $3.171                  $2.265              2,533
          From 8/30/99* to 12/31/99                                           $2.000                  $3.171                248


* Date subaccount began operations.

                                                                            SUBACCOUNT                                   UNITS
                                                                            UNIT VALUE             SUBACCOUNT        OUTSTANDING AT
                                                                           BEGINNING OF            UNIT VALUE         END OF PERIOD
                              SUBACCOUNT                                      PERIOD              END OF PERIOD        (THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------
  WANGER SELECT
====================================================================================================================================
          From 1/1/03 to 12/31/03                                             $2.464                  $3.192                533
          From 1/1/02 to 12/31/02                                             $2.692                  $2.464                473
          From 1/1/01 to 12/31/01                                             $2.480                  $2.692                453
          From 1/1/00 to 12/31/00                                             $2.295                  $2.480                336
          From 10/11/99* to 12/31/99                                          $2.000                  $2.295                 21

  WANGER U.S. SMALLER COMPANIES
====================================================================================================================================
          From 1/1/03 to 12/31/03                                             $1.912                  $2.714              6,159
          From 1/1/02 to 12/31/02                                             $2.319                  $1.912              6,419
          From 1/1/01 to 12/31/01                                             $2.101                  $2.319              6,700
          From 1/1/00 to 12/31/00                                             $2.308                  $2.101              3,897
          From 9/14/99* to 12/31/99                                           $2.000                  $2.308                398


* Date subaccount began operations.

DEATH BENEFIT OPTION 2 CONTRACTS


                                                                            SUBACCOUNT                                   UNITS
                                                                            UNIT VALUE             SUBACCOUNT        OUTSTANDING AT
                                                                           BEGINNING OF            UNIT VALUE         END OF PERIOD
                              SUBACCOUNT                                      PERIOD              END OF PERIOD        (THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------
  PHOENIX-ABERDEEN INTERNATIONAL
====================================================================================================================================
          From 1/1/03 to 12/31/03                                             $1.211                  $1.577              2,080
          From 1/1/02 to 12/31/02                                             $1.439                  $1.211              2,149
          From 1/1/01 to 12/31/01                                             $1.920                  $1.439              2,353
          From 1/1/00 to 12/31/00                                             $2.309                  $1.920              1,335
          From 10/7/99* to 12/31/99                                           $2.000                  $2.309                125

  PHOENIX-AIM MID-CAP EQUITY
====================================================================================================================================
          From 1/1/03 to 12/31/03                                             $1.871                  $2.369                 77
          From 1/1/02 to 12/31/02                                             $2.126                  $1.871                 58
          From 12/3/01* to 12/31/01                                           $2.000                  $2.126                 13

  PHOENIX-ALLIANCE/BERNSTEIN ENHANCED INDEX
====================================================================================================================================
          From 1/1/03 to 12/31/03                                             $1.215                  $1.515              1,005
          From 1/1/02 to 12/31/02                                             $1.613                  $1.215              1,211
          From 1/1/01 to 12/31/01                                             $1.854                  $1.613              1,669
          From 1/1/00 to 12/31/00                                             $2.120                  $1.854              1,267
          From 9/7/99* to 12/31/99                                            $2.000                  $2.120                450

  PHOENIX-ALLIANCE/BERNSTEIN GROWTH + VALUE
====================================================================================================================================
          From 1/1/03 to 12/31/03                                             $1.581                  $1.968                113
          From 1/1/02 to 12/31/02                                             $2.136                  $1.581                113
          From 12/20/01* to 12/31/01                                          $2.000                  $2.136                 31

  PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES
====================================================================================================================================
          From 1/1/03 to 12/31/03                                             $3.198                  $4.367                798
          From 1/1/02 to 12/31/02                                             $2.889                  $3.198                774
          From 1/1/01 to 12/31/01                                             $2.744                  $2.889                436
          From 1/1/00 to 12/31/00                                             $2.124                  $2.744                103
          From 10/8/99* to 12/31/99                                           $2.000                  $2.124                 26

  PHOENIX-ENGEMANN CAPITAL GROWTH
====================================================================================================================================
          From 1/1/03 to 12/31/03                                             $0.943                  $1.778              7,579
          From 1/1/02 to 12/31/02                                             $1.270                  $0.943              8,375
          From 1/1/01 to 12/31/01                                             $1.966                  $1.270              8,024
          From 1/1/00 to 12/31/00                                             $2.421                  $1.966              5,420
          From 9/7/99* to 12/31/99                                            $2.000                  $2.421                664

  PHOENIX-ENGEMANN SMALL & MID-CAP GROWTH
====================================================================================================================================
          From 1/1/03 to 12/31/03                                             $0.741                  $1.072              1,035
          From 1/1/02 to 12/31/02                                             $1.054                  $0.741                918
          From 1/1/01 to 12/31/01                                             $1.458                  $1.054              1,108
          From 9/5/00* to 12/31/00                                            $2.000                  $1.458                301

  PHOENIX-GOODWIN MONEY MARKET
====================================================================================================================================
          From 1/1/03 to 12/31/03                                             $2.179                  $2.167              1,094
          From 1/1/02 to 12/31/02                                             $2.176                  $2.179              2,346
          From 1/1/01 to 12/31/01                                             $2.122                  $2.176              2,679
          From 1/1/00 to 12/31/00                                             $2.026                  $2.122              1,539
          From 8/27/99* to 12/31/99                                           $2.000                  $2.026                997


* Date subaccount began operations.

                                                                            SUBACCOUNT                                   UNITS
                                                                            UNIT VALUE             SUBACCOUNT        OUTSTANDING AT
                                                                           BEGINNING OF            UNIT VALUE         END OF PERIOD
                              SUBACCOUNT                                      PERIOD              END OF PERIOD        (THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------
  PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME
====================================================================================================================================
          From 1/1/03 to 12/31/03                                             $2.459                  $2.782              2,541
          From 1/1/02 to 12/31/02                                             $2.263                  $2.459              2,672
          From 1/1/01 to 12/31/01                                             $2.161                  $2.263              2,269
          From 1/1/00 to 12/31/00                                             $2.054                  $2.161              1,081
          From 9/30/99* to 12/31/99                                           $2.000                  $2.054                200

  PHOENIX-GOODWIN MULTI-SECTOR SHORT TERM BOND
====================================================================================================================================
          From 6/4/03* to 12/31/03                                            $2.000                  $1.022                311

  PHOENIX-KAYNE RISING DIVIDENDS
====================================================================================================================================
          From 1/1/03 to 12/31/03                                             $1.922                  $2.260                242
          From 10/18/02* to 12/31/02                                          $2.000                  $1.922                 14

  PHOENIX-KAYNE SMALL-CAP QUALITY VALUE
====================================================================================================================================
          From 1/1/03 to 12/31/03                                             $2.010                  $2.388                111
          From 12/2/02* to 12/31/02                                           $2.000                  $2.010                  1

  PHOENIX-LAZARD INTERNATIONAL EQUITY SELECT
====================================================================================================================================
          From 1/1/03 to 12/31/03                                             $1.906                  $2.444                158
          From 10/22/02* to 12/31/02                                          $2.000                  $1.906                 40

  PHOENIX-LAZARD SMALL-CAP VALUE
====================================================================================================================================
          From 1/1/03 to 12/31/03                                             $1.948                  $2.673                116
          From 8/20/02* to 12/31/02                                           $2.000                  $1.948                 10

  PHOENIX-LAZARD U.S. MULTI-CAP VALUE
====================================================================================================================================
          From 3/27/03* to 12/31/03                                           $2.000                  $2.544                 29

  PHOENIX-LORD ABBETT BOND-DEBENTURE
====================================================================================================================================
          From 1/1/03 to 12/31/03                                             $2.117                  $2.462                 42
          From 11/4/02* to 12/31/02                                           $2.000                  $2.117                  7

  PHOENIX-LORD ABBETT LARGE-CAP VALUE
====================================================================================================================================
          From 1/1/03 to 12/31/03                                             $1.975                  $2.540                357
          From 8/29/02* to 12/31/02                                           $2.000                  $1.975                 69

  PHOENIX-LORD ABBETT MID-CAP VALUE
====================================================================================================================================
          From 1/1/03 to 12/31/03                                             $1.991                  $2.447                174
          From 8/29/02* to 12/31/02                                           $2.000                  $1.991                 27

  PHOENIX-MFS INVESTORS GROWTH STOCK
====================================================================================================================================
          From 1/1/03 to 12/31/03                                             $0.956                  $1.141              4,671
          From 1/1/02 to 12/31/02                                             $1.361                  $0.956              5,161
          From 1/1/01 to 12/31/01                                             $1.810                  $1.361              4,327
          From 1/1/00 to 12/31/00                                             $2.063                  $1.810              2,589
          From 12/21/99* to 12/31/99                                          $2.000                  $2.063                 27

  PHOENIX-MFS INVESTORS TRUST
====================================================================================================================================
          From 1/1/03 to 12/31/03                                             $1.627                  $1.969                 27
          From 2/28/02* to 12/31/02                                           $2.000                  $1.627                 31

  PHOENIX-MFS VALUE
====================================================================================================================================
          From 1/1/03 to 12/31/03                                             $1.795                  $2.213                561
          From 1/1/02 to 12/31/02                                             $2.110                  $1.795                290
          From 11/2/01* to 12/31/01                                           $2.000                  $2.110                 61


* Date subaccount began operations.

                                                                            SUBACCOUNT                                   UNITS
                                                                            UNIT VALUE             SUBACCOUNT        OUTSTANDING AT
                                                                           BEGINNING OF            UNIT VALUE         END OF PERIOD
                              SUBACCOUNT                                      PERIOD              END OF PERIOD        (THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------
  PHOENIX-NORTHERN DOW 30
====================================================================================================================================
          From 1/1/03 to 12/31/03                                             $1.511                  $1.901                636
          From 1/1/02 to 12/31/02                                             $1.811                  $1.511                628
          From 1/1/01 to 12/31/01                                             $1.951                  $1.811                341
          From 1/24/00* to 12/31/00                                           $2.000                  $1.951                 74

  PHOENIX-NORTHERN NASDAQ-100 INDEX(R)
====================================================================================================================================
          From 1/1/03 to 12/31/03                                             $0.534                  $0.785              1,106
          From 1/1/02 to 12/31/02                                             $0.866                  $0.534                702
          From 1/1/01 to 12/31/01                                             $1.311                  $0.866                423
          From 9/5/00* to 12/31/00                                            $2.000                  $1.311                 70

  PHOENIX-OAKHURST GROWTH AND INCOME
====================================================================================================================================
          From 1/1/03 to 12/31/03                                             $1.370                  $1.725              3,760
          From 1/1/02 to 12/31/02                                             $1.791                  $1.370              4,406
          From 1/1/01 to 12/31/01                                             $1.975                  $1.791              4,658
          From 1/1/00 to 12/31/00                                             $2.141                  $1.975              3,237
          From 9/8/99* to 12/31/99                                            $2.000                  $2.141                544

  PHOENIX-OAKHURST STRATEGIC ALLOCATION
====================================================================================================================================
          From 1/1/03 to 12/31/03                                             $1.873                  $2.218              3,606
          From 1/1/02 to 12/31/02                                             $2.145                  $1.873              3,612
          From 1/1/01 to 12/31/01                                             $2.133                  $2.145              1,031
          From 1/1/00 to 12/31/00                                             $2.146                  $2.133                577
          From 9/8/99* to 12/31/99                                            $2.000                  $2.146                 54

  PHOENIX-OAKHURST VALUE EQUITY
====================================================================================================================================
          From 1/1/03 to 12/31/03                                             $1.952                  $2.387              2,562
          From 1/1/02 to 12/31/02                                             $2.532                  $1.952              2,810
          From 1/1/01 to 12/31/01                                             $3.125                  $2.532              2,297
          From 1/1/00 to 12/31/00                                             $2.393                  $3.125                628
          From 9/7/99* to 12/31/99                                            $2.000                  $2.393                 32

  PHOENIX-SANFORD BERNSTEIN GLOBAL VALUE
====================================================================================================================================
          From 1/1/03 to 12/31/03                                             $1.575                  $2.066                340
          From 1/1/02 to 12/31/02                                             $1.865                  $1.575                168
          From 1/1/01 to 12/31/01                                             $2.028                  $1.865                 90
          From 12/13/00* to 12/31/00                                          $2.000                  $2.028                .08

  PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE
====================================================================================================================================
          From 1/1/03 to 12/31/03                                             $2.767                  $3.852              1,191
          From 1/1/02 to 12/31/02                                             $3.064                  $2.767              1,349
          From 1/1/01 to 12/31/01                                             $2.523                  $3.064                854
          From 1/1/00 to 12/31/00                                             $2.185                  $2.523                150
          From 10/8/99* to 12/31/99                                           $2.000                  $2.185                  8

  PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE
====================================================================================================================================
          From 1/1/03 to 12/31/03                                             $2.071                  $2.942              1,026
          From 1/1/02 to 12/31/02                                             $2.293                  $2.071              1,152
          From 1/5/01* to 12/31/01                                            $2.000                  $2.293                578


* Date subaccount began operations.

                                                                            SUBACCOUNT                                   UNITS
                                                                            UNIT VALUE             SUBACCOUNT        OUTSTANDING AT
                                                                           BEGINNING OF            UNIT VALUE         END OF PERIOD
                              SUBACCOUNT                                      PERIOD              END OF PERIOD        (THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------
  PHOENIX-SENECA MID-CAP GROWTH
====================================================================================================================================
          From 1/1/03 to 12/31/03                                             $1.519                  $1.932              2,616
          From 1/1/02 to 12/31/02                                             $2.278                  $1.519              2,948
          From 1/1/01 to 12/31/01                                             $3.088                  $2.278              2,868
          From 1/1/00 to 12/31/00                                             $2.358                  $3.088              1,491
          From 10/12/99* to 12/31/99                                          $2.000                  $2.358                 55

  PHOENIX-SENECA STRATEGIC THEME
====================================================================================================================================
          From 1/1/03 to 12/31/03                                             $1.040                  $1.409              3,264
          From 1/1/02 to 12/31/02                                             $1.620                  $1.040              3,811
          From 1/1/01 to 12/31/01                                             $2.258                  $1.620              4,369
          From 1/1/00 to 12/31/00                                             $2.582                  $2.258              3,070
          From 9/8/99* to 12/31/99                                            $2.000                  $2.582                538

  PHOENIX-STATE STREET RESEARCH SMALL-CAP GROWTH
====================================================================================================================================
          From 1/1/03 to 12/31/03                                             $2.007                  $3.040                 92
          From 8/20/02* to 12/31/02                                           $2.000                  $2.007                 13

  AIM V.I. CAPITAL APPRECIATION FUND
====================================================================================================================================
          From 1/1/03 to 12/31/03                                             $1.319                  $1.686                415
          From 1/1/02 to 12/31/02                                             $1.765                  $1.319                279
          From 4/30/01* to 12/31/01                                           $2.000                  $1.765                126

  AIM V.I. PREMIER EQUITY FUND
====================================================================================================================================
          From 1/1/03 to 12/31/03                                             $1.340                  $1.655                336
          From 1/1/02 to 12/31/02                                             $1.945                  $1.340                386
          From 4/12/01* to 12/31/01                                           $2.000                  $1.945                153

  ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
====================================================================================================================================
          From 1/1/03 to 12/31/03                                             $0.825                  $1.098              1,883
          From 1/1/02 to 12/31/02                                             $1.265                  $0.825              1,415
          From 1/1/01 to 12/31/01                                             $1.523                  $1.265              1,042
          From 12/13/00* to 12/31/00                                          $2.000                  $1.523                362

  FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
====================================================================================================================================
          From 1/1/03 to 12/31/03                                             $2.478                  $2.504              2,887
          From 1/1/02 to 12/31/02                                             $2.301                  $2.478              4,415
          From 1/1/01 to 12/31/01                                             $2.177                  $2.301              1,793
          From 1/1/00 to 12/31/00                                             $1.985                  $2.177                591
          From 9/27/99* to 12/31/99                                           $2.000                  $1.985                145

  FEDERATED HIGH INCOME BOND FUND II
====================================================================================================================================
          From 1/1/03 to 12/31/03                                             $1.842                  $2.224                975
          From 1/1/02 to 12/31/02                                             $1.840                  $1.842                649
          From 1/1/01 to 12/31/01                                             $1.823                  $1.840                623
          From 12/13/00 to 12/31/00                                           $2.045                  $1.838                266
          From 11/1/99* to 12/31/99                                           $2.000                  $2.045                 44

  VIP CONTRAFUND(R) PORTFOLIO
====================================================================================================================================
          From 1/1/03 to 12/31/03                                             $1.445                  $1.831              1,760
          From 1/1/02 to 12/31/02                                             $1.615                  $1.445              1,806
          From 1/1/01 to 12/31/01                                             $1.866                  $1.615                972
          From 7/3/00* to 12/31/00                                            $2.000                  $1.866                199


* Date subaccount began operations.

                                                                            SUBACCOUNT                                   UNITS
                                                                            UNIT VALUE             SUBACCOUNT        OUTSTANDING AT
                                                                           BEGINNING OF            UNIT VALUE         END OF PERIOD
                              SUBACCOUNT                                      PERIOD              END OF PERIOD        (THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------
  VIP GROWTH OPPORTUNITIES PORTFOLIO
====================================================================================================================================
          From 1/1/03 to 12/31/03                                             $1.104                  $1.414                403
          From 1/1/02 to 12/31/02                                             $1.432                  $1.104                384
          From 1/1/01 to 12/31/01                                             $1.695                  $1.432                252
          From 7/3/00* to 12/31/00                                            $2.000                  $1.695                 98

  VIP GROWTH PORTFOLIO
====================================================================================================================================
          From 1/1/03 to 12/31/03                                             $0.963                  $1.262              2,044
          From 1/1/02 to 12/31/02                                             $1.397                  $0.963              1,864
          From 1/1/01 to 12/31/01                                             $1.719                  $1.397              1,351
          From 7/3/00* to 12/31/00                                            $2.000                  $1.719                204

  MUTUAL SHARES SECURITIES FUND
====================================================================================================================================
          From 1/1/03 to 12/31/03                                             $2.041                  $2.522                424
          From 1/1/02 to 12/31/02                                             $2.343                  $2.041                459
          From 1/1/01 to 12/31/01                                             $2.217                  $2.343                338
          From 7/3/00 to 12/31/00                                             $1.995                  $2.217                113
          From 9/7/99* to 12/31/99                                            $2.000                  $1.995                 40

  TEMPLETON DEVELOPING MARKETS SECURITIES FUND
====================================================================================================================================
          From 1/1/03 to 12/31/03                                             $1.461                  $2.208                138
          From 1/1/02 to 12/31/02                                             $1.482                  $1.461                150
          From 1/1/01 to 12/31/01                                             $1.633                  $1.482                176
          From 7/3/00 to 12/31/00                                             $2.433                  $1.633                129
          From 11/1/99* to 12/31/99                                           $2.000                  $2.433                  8

  TEMPLETON FOREIGN SECURITIES FUND
====================================================================================================================================
          From 1/1/03 to 12/31/03                                             $1.455                  $1.900              1,166
          From 1/1/02 to 12/31/02                                             $1.810                  $1.455              1,042
          From 1/1/01 to 12/31/01                                             $2.182                  $1.810                905
          From 7/3/00 to 12/31/00                                             $2.262                  $2.182                459
          From 9/30/99* to 12/31/99                                           $2.000                  $2.262                 98

  TEMPLETON GLOBAL ASSET ALLOCATION FUND
====================================================================================================================================
          From 1/1/03 to 12/31/03                                             $1.842                  $2.400                 42
          From 1/1/02 to 12/31/02                                             $1.951                  $1.842                 55
          From 1/1/01 to 12/31/01                                             $2.194                  $1.951                143
          From 7/3/00 to 12/31/00                                             $2.220                  $2.194                 58
          From 11/1/99* to 12/31/99                                           $2.000                  $2.220                 29

  TEMPLETON GROWTH SECURITIES FUND
====================================================================================================================================
          From 1/1/03 to 12/31/03                                             $1.943                  $2.535                861
          From 1/1/02 to 12/31/02                                             $2.414                  $1.943                836
          From 1/1/01 to 12/31/01                                             $2.477                  $2.414                379
          From 7/3/00 to 12/31/00                                             $2.339                  $2.477                153
          From 9/30/99* to 12/31/99                                           $2.000                  $2.339                 78

  RYDEX VARIABLE TRUST JUNO FUND
====================================================================================================================================
          From 6/17/03* to 12/31/03                                           $2.000                  $1.052                116

  RYDEX VARIABLE TRUST NOVA FUND
====================================================================================================================================
          From 6/2/03* to 12/31/03                                            $2.000                  $1.215                111

  RYDEX VARIABLE TRUST SECTOR ROTATION FUND
====================================================================================================================================
          From 6/2/03* to 12/31/03                                            $2.000                  $1.153                531


* Date subaccount began operations.

                                                                            SUBACCOUNT                                   UNITS
                                                                            UNIT VALUE             SUBACCOUNT        OUTSTANDING AT
                                                                           BEGINNING OF            UNIT VALUE         END OF PERIOD
                              SUBACCOUNT                                      PERIOD              END OF PERIOD        (THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------
  SCUDDER VIT EAFE(R) EQUITY INDEX FUND
====================================================================================================================================
          From 1/1/03 to 12/31/03                                             $1.074                  $1.415                418
          From 1/1/02 to 12/31/02                                             $1.388                  $1.074                447
          From 1/1/01 to 12/31/01                                             $1.866                  $1.388                253
          From 1/1/00 to 12/31/00                                             $2.267                  $1.866                135
          From 11/1/99* to 12/31/99                                           $2.000                  $2.267                 49

  SCUDDER VIT EQUITY 500 INDEX FUND
====================================================================================================================================
          From 1/1/03 to 12/31/03                                             $1.632                  $2.066                339
          From 1/1/02 to 12/31/02                                             $2.108                  $1.632                117
          From 11/2/01* to 12/31/01                                           $2.000                  $2.108                  5

  TECHNOLOGY PORTFOLIO
====================================================================================================================================
          From 1/1/03 to 12/31/03                                             $0.394                  $0.575              2,066
          From 1/1/02 to 12/31/02                                             $0.782                  $0.394              1,985
          From 1/1/01 to 12/31/01                                             $1.549                  $0.782              2,243
          From 1/1/00 to 12/31/00                                             $2.052                  $1.549              1,433
          From 12/21/99* to 12/31/99                                          $2.000                  $2.052                  9

  WANGER INTERNATIONAL SELECT
====================================================================================================================================
          From 1/1/03 to 12/31/03                                             $1.766                  $2.463                483
          From 1/1/02 to 12/31/02                                             $2.111                  $1.766                610
          From 1/1/01 to 12/31/01                                             $2.913                  $2.111                650
          From 1/1/00 to 12/31/00                                             $2.996                  $2.913                352
          From 11/1/99* to 12/31/99                                           $2.000                  $2.996                 20

  WANGER INTERNATIONAL SMALL CAP
====================================================================================================================================
          From 1/1/03 to 12/31/03                                             $1.459                  $2.145              3,011
          From 1/1/02 to 12/31/02                                             $1.715                  $1.459              3,075
          From 1/1/01 to 12/31/01                                             $2.203                  $1.715              2,986
          From 1/1/00 to 12/31/00                                             $3.095                  $2.203              2,134
          From 9/17/99* to 12/31/99                                           $2.000                  $3.095                177

  WANGER SELECT
====================================================================================================================================
          From 1/1/03 to 12/31/03                                             $2.388                  $3.084                535
          From 1/1/02 to 12/31/02                                             $2.618                  $2.388                444
          From 1/1/01 to 12/31/01                                             $2.431                  $2.618                402
          From 1/1/00 to 12/31/00                                             $2.248                  $2.431                303
          From 10/28/99* to 12/31/99                                          $2.000                  $2.248                 48

  WANGER U.S. SMALLER COMPANIES
====================================================================================================================================
          From 1/1/03 to 12/31/03                                             $1.875                  $2.651              3,528
          From 1/1/02 to 12/31/02                                             $2.282                  $1.875              3,759
          From 1/1/01 to 12/31/01                                             $2.075                  $2.282              3,684
          From 1/1/00 to 12/31/00                                             $2.287                  $2.075              2,706
          From 9/17/99* to 12/31/99                                           $2.000                  $2.287                338


* Date subaccount began operations.

DEATH BENEFIT OPTION 3 CONTRACTS


                                                                            SUBACCOUNT                                   UNITS
                                                                            UNIT VALUE             SUBACCOUNT        OUTSTANDING AT
                                                                           BEGINNING OF            UNIT VALUE         END OF PERIOD
                              SUBACCOUNT                                      PERIOD              END OF PERIOD        (THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------
  PHOENIX-ABERDEEN INTERNATIONAL
====================================================================================================================================
          From 1/1/03 to 12/31/03                                             $1.147                  $1.492                720
          From 1/1/02 to 12/31/02                                             $1.364                  $1.147                677
          From 1/1/01 to 12/31/01                                             $1.821                  $1.364              7,141
          From 1/1/00 to 12/31/00                                             $2.192                  $1.821                109
          From 12/1/99* to 12/31/99                                           $2.000                  $2.192                  2

  PHOENIX-AIM MID-CAP EQUITY
====================================================================================================================================
          From 1/1/03 to 12/31/03                                             $1.869                  $2.363                  6
          From 1/23/02* to 12/31/02                                           $2.000                  $1.869                 10

  PHOENIX-ALLIANCE/BERNSTEIN ENHANCED INDEX
====================================================================================================================================
          From 1/1/03 to 12/31/03                                             $1.204                  $1.499                223
          From 1/1/02 to 12/31/02                                             $1.599                  $1.204                271
          From 1/1/01 to 12/31/01                                             $1.840                  $1.599                236
          From 1/1/00 to 12/31/00                                             $2.106                  $1.840                198
          From 9/3/99* to 12/31/99                                            $2.000                  $2.106                 13

  PHOENIX-ALLIANCE/BERNSTEIN GROWTH + VALUE
====================================================================================================================================
          From 1/1/03 to 12/31/03                                             $1.579                  $1.963                 46
          From 1/1/02 to 12/31/02                                             $2.136                  $1.579                110
          From 11/7/01* to 12/31/01                                           $2.000                  $2.136                 53

  PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES
====================================================================================================================================
          From 1/1/03 to 12/31/03                                             $3.045                  $4.154                160
          From 1/1/02 to 12/31/02                                             $2.754                  $3.045                228
          From 1/1/01 to 12/31/01                                             $2.619                  $2.754                108
          From 1/1/00 to 12/31/00                                             $2.029                  $2.619                114
          From 9/3/99* to 12/31/99                                            $2.000                  $2.029                 82

  PHOENIX-ENGEMANN CAPITAL GROWTH
====================================================================================================================================
          From 1/1/03 to 12/31/03                                             $0.935                  $1.167                928
          From 1/1/02 to 12/31/02                                             $1.261                  $0.935                997
          From 1/1/01 to 12/31/01                                             $1.955                  $1.261                735
          From 1/1/00 to 12/31/00                                             $2.409                  $1.955                710
          From 9/3/99* to 12/31/99                                            $2.000                  $2.409                 92

  PHOENIX-ENGEMANN SMALL & MID-CAP GROWTH
====================================================================================================================================
          From 1/1/03 to 12/31/03                                             $0.795                  $1.149                451
          From 1/1/02 to 12/31/02                                             $1.132                  $0.795                525
          From 1/1/01 to 12/31/01                                             $1.567                  $1.132                628
          From 8/15/00* to 12/31/00                                           $2.000                  $1.567                  9

  PHOENIX-GOODWIN MONEY MARKET
====================================================================================================================================
          From 1/1/03 to 12/31/03                                             $2.171                  $2.156                642
          From 1/1/02 to 12/31/02                                             $2.170                  $2.171                856
          From 1/1/01 to 12/31/01                                             $2.119                  $2.170                907
          From 1/1/00 to 12/31/00                                             $2.025                  $2.119                496
          From 8/30/99* to 12/31/99                                           $2.000                  $2.025                339


* Date subaccount began operations.

                                                                            SUBACCOUNT                                   UNITS
                                                                            UNIT VALUE             SUBACCOUNT        OUTSTANDING AT
                                                                           BEGINNING OF            UNIT VALUE         END OF PERIOD
                              SUBACCOUNT                                      PERIOD              END OF PERIOD        (THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------
  PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME
====================================================================================================================================
           From 1/1/03 to 12/31/03                                            $2.330                  $2.634                485
           From 1/1/02 to 12/31/02                                            $2.147                  $2.330                439
           From 1/1/01 to 12/31/01                                            $2.052                  $2.147                265
           From 4/3/00* to 12/31/00                                           $2.000                  $2.052                 67

  PHOENIX-GOODWIN MULTI-SECTOR SHORT TERM BOND
====================================================================================================================================
           From 8/13/03* to 12/31/03                                          $2.000                  $1.022                  2

  PHOENIX-KAYNE RISING DIVIDENDS
====================================================================================================================================
           From 1/1/03 to 12/31/03                                            $1.921                  $2.257                 38
           From 9/4/02* to 12/31/02                                           $2.000                  $1.921                 10

  PHOENIX-KAYNE SMALL-CAP QUALITY VALUE
====================================================================================================================================
           From 1/1/03 to 12/31/03                                            $2.010                  $2.384                103
           From 9/3/02* to 12/31/02                                           $2.000                  $2.010                  8

  PHOENIX-LAZARD INTERNATIONAL EQUITY SELECT
====================================================================================================================================
           From 4/29/03* to 12/31/03                                          $2.000                  $2.440                 13

  PHOENIX-LAZARD SMALL-CAP VALUE
====================================================================================================================================
           From 1/1/03 to 12/31/03                                            $1.947                  $2.669                164
           From 9/3/02* to 12/31/02                                           $2.000                  $1.947                  8

  PHOENIX-LAZARD U.S. MULTI-CAP VALUE
====================================================================================================================================
           From 1/1/03 to 12/31/03                                            $2.000                  $2.501                  6
           From 9/3/02* to 12/31/02                                           $2.000                  $2.000                  8

  PHOENIX-LORD ABBETT BOND-DEBENTURE
====================================================================================================================================
           From 1/1/03 to 12/31/03                                            $2.116                  $2.458                  7
           From 11/19/02* to 12/31/02                                         $2.000                  $2.116                  1

  PHOENIX-LORD ABBETT LARGE-CAP VALUE
====================================================================================================================================
           From 1/1/03 to 12/31/03                                            $1.974                  $2.537                 46
           From 8/28/02* to 12/31/02                                          $2.000                  $1.974                  3

  PHOENIX-LORD ABBETT MID-CAP VALUE
====================================================================================================================================
           From 1/1/03 to 12/31/03                                            $1.990                  $2.444                 35
           From 8/28/02* to 12/31/02                                          $2.000                  $1.990                 10

  PHOENIX-MFS INVESTORS GROWTH STOCK
====================================================================================================================================
           From 1/1/03 to 12/31/03                                            $0.954                  $1.137              1,443
           From 1/1/02 to 12/31/02                                            $1.358                  $0.954              1,191
           From 1/1/01 to 12/31/01                                            $1.808                  $1.358              1,295
           From 1/1/00 to 12/31/00                                            $2.063                  $1.808                374
           From 12/21/99* to 12/31/99                                         $2.000                  $2.063                 10

  PHOENIX-MFS INVESTORS TRUST
====================================================================================================================================
           From 1/1/03 to 12/31/03                                            $1.625                  $1.965                  8
           From 2/5/02* to 12/31/02                                           $2.000                  $1.625                 26


* Date subaccount began operations.

                                                                            SUBACCOUNT                                   UNITS
                                                                            UNIT VALUE             SUBACCOUNT        OUTSTANDING AT
                                                                           BEGINNING OF            UNIT VALUE         END OF PERIOD
                              SUBACCOUNT                                      PERIOD              END OF PERIOD        (THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------
  PHOENIX-MFS VALUE
====================================================================================================================================
           From 1/1/03 to 12/31/03                                            $1.793                  $2.208                128
           From 1/1/02 to 12/31/02                                            $2.110                  $1.793                389
           From 12/20/01* to 12/31/01                                         $2.000                  $2.110                 36

  PHOENIX-NORTHERN DOW 30
====================================================================================================================================
           From 1/1/03 to 12/31/03                                            $1.474                  $1.852                168
           From 1/1/02 to 12/31/02                                            $1.768                  $1.474                149
           From 1/1/01 to 12/31/01                                            $1.906                  $1.768                141
           From 1/21/00* to 12/31/00                                          $2.000                  $1.906                 84

  PHOENIX-NORTHERN NASDAQ-100 INDEX(R)
====================================================================================================================================
           From 1/1/03 to 12/31/03                                            $0.553                  $0.812                 68
           From 1/1/02 to 12/31/02                                            $0.898                  $0.553                 58
           From 1/1/01 to 12/31/01                                            $1.360                  $0.898                122
           From 10/3/00* to 12/31/00                                          $2.000                  $1.360                 22

  PHOENIX-OAKHURST GROWTH AND INCOME
====================================================================================================================================
           From 1/1/03 to 12/31/03                                            $1.421                  $1.787                644
           From 1/1/02 to 12/31/02                                            $1.859                  $1.421                694
           From 1/1/01 to 12/31/01                                            $2.053                  $1.859                809
           From 1/1/00 to 12/31/00                                            $2.227                  $2.053                606
           From 10/22/99* to 12/31/99                                         $2.000                  $2.227                 54

  PHOENIX-OAKHURST STRATEGIC ALLOCATION
====================================================================================================================================
           From 1/1/03 to 12/31/03                                            $1.854                  $2.192                747
           From 1/1/02 to 12/31/02                                            $2.125                  $1.854                774
           From 1/1/01 to 12/31/01                                            $2.115                  $2.125                188
           From 1/1/00 to 12/31/00                                            $2.130                  $2.115                 76
           From 9/3/99* to 12/31/99                                           $2.000                  $2.130                 27

  PHOENIX-OAKHURST VALUE EQUITY
====================================================================================================================================
           From 1/1/03 to 12/31/03                                            $1.749                  $2.137                753
           From 1/1/02 to 12/31/02                                            $2.271                  $1.749                548
           From 1/1/01 to 12/31/01                                            $2.806                  $2.271                724
           From 1/1/00 to 12/31/00                                            $2.151                  $2.806                 89
           From 12/1/99* to 12/31/99                                          $2.000                  $2.151                 23

  PHOENIX-SANFORD BERNSTEIN GLOBAL VALUE
====================================================================================================================================
           From 1/1/03 to 12/31/03                                            $1.583                  $2.074                118
           From 1/1/02 to 12/31/02                                            $1.876                  $1.583                141
           From 1/1/01 to 12/31/01                                            $2.041                  $1.876                 41
           From 12/14/00* to 12/31/00                                         $2.000                  $2.041                 20

  PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE
====================================================================================================================================
           From 1/1/03 to 12/31/03                                            $2.409                  $3.350                636
           From 1/1/02 to 12/31/02                                            $2.670                  $2.409                785
           From 1/1/01 to 12/31/01                                            $2.201                  $2.670                693
           From 5/1/00* to 12/31/00                                           $2.000                  $2.201                116


* Date subaccount began operations.

                                                                            SUBACCOUNT                                   UNITS
                                                                            UNIT VALUE             SUBACCOUNT        OUTSTANDING AT
                                                                           BEGINNING OF            UNIT VALUE         END OF PERIOD
                              SUBACCOUNT                                      PERIOD              END OF PERIOD        (THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------
  PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE
====================================================================================================================================
           From 1/1/03 to 12/31/03                                            $2.195                  $3.115                343
           From 1/1/02 to 12/31/02                                            $2.433                  $2.195                630
           From 1/1/01 to 12/31/01                                            $2.130                  $2.433                434
           From 12/14/00* to 12/31/00                                         $2.000                  $2.130                 20

  PHOENIX-SENECA MID-CAP GROWTH
====================================================================================================================================
           From 1/1/03 to 12/31/03                                            $1.232                  $1.566                387
           From 1/1/02 to 12/31/02                                            $1.850                  $1.232                412
           From 1/1/01 to 12/31/01                                            $2.511                  $1.850                401
           From 1/1/00 to 12/31/00                                            $2.236                  $2.511                295
           From 12/20/99* to 12/31/99                                         $2.000                  $2.236                  4

  PHOENIX-SENECA STRATEGIC THEME
====================================================================================================================================
           From 1/1/03 to 12/31/03                                            $1.042                  $1.411                298
           From 1/1/02 to 12/31/02                                            $1.625                  $1.042                330
           From 1/1/01 to 12/31/01                                            $2.268                  $1.625                488
           From 1/1/00 to 12/31/00                                            $2.596                  $2.268                669
           From 9/3/99* to 12/31/99                                           $2.000                  $2.596                134

  PHOENIX-STATE STREET RESEARCH SMALL-CAP GROWTH
====================================================================================================================================
           From 1/1/03 to 12/31/03                                            $2.006                  $3.036                 12
           From 11/11/02* to 12/31/02                                         $2.000                  $2.006                  2

  AIM V.I. CAPITAL APPRECIATION FUND
====================================================================================================================================
           From 1/1/03 to 12/31/03                                            $1.380                  $1.763                 30
           From 1/1/02 to 12/31/02                                            $1.849                  $1.380                 17
           From 12/24/01* to 12/31/01                                         $2.000                  $1.849                  5

  AIM V.I. PREMIER EQUITY FUND
====================================================================================================================================
           From 1/1/03 to 12/31/03                                            $1.291                  $1.593                 86
           From 1/1/02 to 12/31/02                                            $1.876                  $1.291                 80
           From 9/5/01* to 12/31/01                                           $2.000                  $1.876                 24

  ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
====================================================================================================================================
           From 1/1/03 to 12/31/03                                            $0.824                  $1.096                182
           From 1/1/02 to 12/31/02                                            $1.265                  $0.824                173
           From 1/1/01 to 12/31/01                                            $1.525                  $1.265                181
           From 6/6/00* to 12/31/00                                           $2.000                  $1.525                 36

  FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
====================================================================================================================================
           From 1/1/03 to 12/31/03                                            $2.500                  $2.525                604
           From 1/1/02 to 12/31/02                                            $2.324                  $2.500                842
           From 1/1/01 to 12/31/01                                            $2.201                  $2.324                348
           From 1/1/00* to 12/31/00                                           $2.000                  $2.201                 30

  FEDERATED HIGH INCOME BOND FUND II
====================================================================================================================================
           From 1/1/03 to 12/31/03                                            $1.857                  $2.239                362
           From 1/1/02 to 12/31/02                                            $1.857                  $1.857                132
           From 1/1/01 to 12/31/01                                            $1.857                  $1.857                 85
           From 4/24/00* to 12/31/00                                          $2.000                  $1.857                 46


* Date subaccount began operations.

                                                                            SUBACCOUNT                                   UNITS
                                                                            UNIT VALUE             SUBACCOUNT        OUTSTANDING AT
                                                                           BEGINNING OF            UNIT VALUE         END OF PERIOD
                              SUBACCOUNT                                      PERIOD              END OF PERIOD        (THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------
  VIP CONTRAFUND(R) PORTFOLIO
====================================================================================================================================
           From 1/1/03 to 12/31/03                                            $1.441                  $1.824                162
           From 1/1/02 to 12/31/02                                            $1.612                  $1.441                173
           From 1/1/01 to 12/31/01                                            $1.865                  $1.612                125
           From 6/6/00* to 12/31/00                                           $2.000                  $1.865                 37

  VIP GROWTH OPPORTUNITIES PORTFOLIO
====================================================================================================================================
           From 1/1/03 to 12/31/03                                            $1.102                  $1.409                118
           From 1/1/02 to 12/31/02                                            $1.430                  $1.102                100
           From 1/1/01 to 12/31/01                                            $1.695                  $1.430                 81
           From 7/3/00* to 12/31/00                                           $2.000                  $1.695                 27

  VIP GROWTH PORTFOLIO
====================================================================================================================================
           From 1/1/03 to 12/31/03                                            $0.932                  $1.221                787
           From 1/1/02 to 12/31/02                                            $1.354                  $0.932                627
           From 1/1/01 to 12/31/01                                            $1.669                  $1.354                101
           From 7/3/00* to 12/31/00                                           $2.000                  $1.669                 66

  MUTUAL SHARES SECURITIES FUND
====================================================================================================================================
           From 1/1/03 to 12/31/03                                            $2.090                  $2.580                102
           From 1/1/02 to 12/31/02                                            $2.402                  $2.090                 93
           From 1/1/01 to 12/31/01                                            $2.274                  $2.402                 75
           From 1/1/00 to 12/31/00                                            $2.049                  $2.274                 32
           From 1/21/99* to 12/31/99                                          $2.000                  $2.049                488

  TEMPLETON DEVELOPING MARKETS SECURITIES FUND
====================================================================================================================================
           From 1/1/03 to 12/31/03                                            $1.260                  $1.901                 20
           From 1/1/02 to 12/31/02                                            $1.279                  $1.260                 20
           From 1/1/01 to 12/31/01                                            $1.410                  $1.279                 34
           From 1/1/00 to 12/31/00                                            $2.103                  $1.410                 24
           From 12/20/99* to 12/31/99                                         $2.000                  $2.103                  1

  TEMPLETON FOREIGN SECURITIES FUND
====================================================================================================================================
           From 1/1/03 to 12/31/03                                            $1.349                  $1.759                275
           From 1/1/02 to 12/31/02                                            $1.679                  $1.349                611
           From 1/1/01 to 12/31/01                                            $2.026                  $1.679                484
           From 3/14/00* to 12/31/00                                          $2.000                  $2.026                 30

  TEMPLETON GLOBAL ASSET ALLOCATION FUND
====================================================================================================================================
           From 1/1/03 to 12/31/03                                            $1.628                  $2.119                  5
           From 1/1/02 to 12/31/02                                            $1.726                  $1.628                  5
           From 1/1/01 to 12/31/01                                            $1.943                  $1.726                 26
           From 4/3/00* to 12/31/00                                           $2.000                  $1.943                 20

  TEMPLETON GROWTH SECURITIES FUND
====================================================================================================================================
           From 1/1/03 to 12/31/03                                            $1.711                  $2.230                501
           From 1/1/02 to 12/31/02                                            $2.127                  $1.711                228
           From 1/1/01 to 12/31/01                                            $2.185                  $2.127                218
           From 1/25/00* to 12/31/00                                          $2.000                  $2.185                 21

  RYDEX VARIABLE TRUST JUNO FUND
====================================================================================================================================
           From 8/9/03* to 12/31/03                                           $2.000                  $1.051                 11


* Date subaccount began operations.

                                                                            SUBACCOUNT                                   UNITS
                                                                            UNIT VALUE             SUBACCOUNT        OUTSTANDING AT
                                                                           BEGINNING OF            UNIT VALUE         END OF PERIOD
                              SUBACCOUNT                                      PERIOD              END OF PERIOD        (THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------
  RYDEX VARIABLE TRUST NOVA FUND
====================================================================================================================================
           From 9/3/03* to 12/31/03                                           $2.000                  $1.215                 44

  RYDEX VARIABLE TRUST SECTOR ROTATION FUND
====================================================================================================================================
           From 6/4/03* to 12/31/03                                           $2.000                  $1.152                385

  SCUDDER VIT EAFE(R) EQUITY INDEX FUND
====================================================================================================================================
           From 1/1/03 to 12/31/03                                            $0.978                  $1.287                 17
           From 1/1/02 to 12/31/02                                            $1.265                  $0.978                 14
           From 1/1/01 to 12/31/01                                            $1.702                  $1.265                 11
           From 3/16/00* to 12/31/00                                          $2.000                  $1.702                  5

  SCUDDER VIT EQUITY 500 INDEX FUND
====================================================================================================================================
           From 1/1/03 to 12/31/03                                            $1.630                  $2.061                 17
           From 1/1/02 to 12/31/02                                            $2.108                  $1.630                  3
           From 12/18/01* to 12/31/01                                         $2.000                  $2.108                639

  TECHNOLOGY PORTFOLIO
====================================================================================================================================
           From 1/1/03 to 12/31/03                                            $0.393                  $0.573                421
           From 1/1/02 to 12/31/02                                            $0.780                  $0.393                440
           From 1/1/01 to 12/31/01                                            $1.547                  $0.780                616
           From 1/1/00 to 12/31/00                                            $2.052                  $1.547                378
           From 12/21/99* to 12/31/99                                         $2.000                  $2.052                 10

  WANGER INTERNATIONAL SELECT
====================================================================================================================================
           From 1/1/03 to 12/31/03                                            $1.760                  $2.452                 67
           From 1/1/02 to 12/31/02                                            $2.106                  $1.760                 81
           From 1/1/01 to 12/31/01                                            $2.910                  $2.106                102
           From 1/1/00 to 12/31/00                                            $2.996                  $2.910                 76
           From 11/1/99* to 12/31/99                                          $2.000                  $2.996                  2

  WANGER INTERNATIONAL SMALL CAP
====================================================================================================================================
           From 1/1/03 to 12/31/03                                            $1.452                  $2.132                278
           From 1/1/02 to 12/31/02                                            $1.708                  $1.452                253
           From 1/1/01 to 12/31/01                                            $2.196                  $1.708                337
           From 1/1/00 to 12/31/00                                            $3.089                  $2.196                140
           From 9/16/99* to 12/31/99                                          $2.000                  $3.089                  7

  WANGER SELECT
====================================================================================================================================
           From 1/1/03 to 12/31/03                                            $2.336                  $3.013                 66
           From 1/1/02 to 12/31/02                                            $2.564                  $2.336                 77
           From 1/1/01 to 12/31/01                                            $2.382                  $2.564                 71
           From 1/1/00 to 12/31/00                                            $2.205                  $2.382                 56
           From 11/1/99* to 12/31/99                                          $2.000                  $2.205                  2

  WANGER U.S. SMALLER COMPANIES
====================================================================================================================================
           From 1/1/03 to 12/31/03                                            $1.885                  $2.664                617
           From 1/1/02 to 12/31/02                                            $2.298                  $1.885                602
           From 1/1/01 to 12/31/01                                            $2.091                  $2.298                571
           From 1/1/00 to 12/31/00                                            $2.307                  $2.091                212
           From 9/16/99* to 12/31/99                                          $2.000                  $2.307                  9


* Date subaccount began operations.

                                                                     [VERSION C]
                            PHOENIX SPECTRUM EDGE(SM)
                        PHL VARIABLE ACCUMULATION ACCOUNT

                    ISSUED BY: PHL VARIABLE INSURANCE COMPANY

PROSPECTUS                                                           MAY 1, 2004
     This prospectus describes a variable and fixed accumulation deferred annuity contract offered to groups and individuals. The contract is designed to provide you with retirement income in the future. The contract offers a variety of variable and fixed investment options. You may allocate premium payments and contract value to one or more of the subaccounts of the PHL Variable Accumulation Account ("Separate Account"), the Market Value Adjusted Guaranteed Interest Account ("MVA") and the Guaranteed Interest Account ("GIA"). The assets of each subaccount will be used to purchase, at net asset value, shares of a series in the following designated funds.


THE PHOENIX EDGE SERIES FUND
----------------------------
   o   Phoenix-Aberdeen International Series
   o   Phoenix-AIM Mid-Cap Equity Series
   o   Phoenix-Alliance/Bernstein Enhanced Index Series
   o   Phoenix-Alliance/Bernstein Growth + Value Series
   o   Phoenix-Duff & Phelps Real Estate Securities Series
   o   Phoenix-Engemann Capital Growth Series
   o   Phoenix-Engemann Small & Mid-Cap Growth Series
   o   Phoenix-Goodwin Money Market Series
   o   Phoenix-Goodwin Multi-Sector Fixed Income Series
   o   Phoenix-Goodwin Multi-Sector Short Term Bond Series

   o   Phoenix-Kayne Rising Dividends Series

   o   Phoenix-Kayne Small-Cap Quality Value Series
   o   Phoenix-Lazard International Equity Select Series
   o   Phoenix-Lazard Small-Cap Value Series
   o   Phoenix-Lazard U.S. Multi-Cap Series
   o   Phoenix-Lord Abbett Bond-Debenture Series
   o   Phoenix-Lord Abbett Large-Cap Value Series
   o   Phoenix-Lord Abbett Mid-Cap Value Series
   o   Phoenix-MFS Investors Growth Stock Series
   o   Phoenix-MFS Investors Trust Series
   o   Phoenix-MFS Value Series
   o   Phoenix-Northern Dow 30 Series
   o   Phoenix-Northern Nasdaq-100 Index(R) Series
   o   Phoenix-Oakhurst Growth and Income Series
   o   Phoenix-Oakhurst Strategic Allocation Series

   o   Phoenix-Oakhurst Value Equity Series

   o   Phoenix-Sanford Bernstein Global Value Series
   o   Phoenix-Sanford Bernstein Mid-Cap Value Series
   o   Phoenix-Sanford Bernstein Small-Cap Value Series
   o   Phoenix-Seneca Mid-Cap Growth Series
   o   Phoenix-Seneca Strategic Theme Series
   o   Phoenix-State Street Research Small-Cap Growth Series

AIM VARIABLE INSURANCE FUNDS - SERIES I SHARES
----------------------------------------------
   o   AIM V.I. Capital Appreciation Fund
   o   AIM V.I. Premier Equity Fund

THE ALGER AMERICAN FUND - CLASS O SHARES
----------------------------------------
   o   Alger American Leveraged AllCap Portfolio

FEDERATED INSURANCE SERIES
--------------------------
   o   Federated Fund for U.S. Government Securities II
   o   Federated High Income Bond Fund II - Primary Shares

FIDELITY(R) VARIABLE INSURANCE PRODUCTS - SERVICE CLASS
-------------------------------------------------------
   o   VIP Contrafund(R) Portfolio
   o   VIP Growth Opportunities Portfolio
   o   VIP Growth Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 2
--------------------------------------------------------------
   o   Mutual Shares Securities Fund
   o   Templeton Foreign Securities Fund
   o   Templeton Growth Securities Fund

THE RYDEX VARIABLE TRUST
------------------------
   o   Rydex Variable Trust Juno Fund
   o   Rydex Variable Trust Nova Fund
   o   Rydex Variable Trust Sector Rotation Fund

SCUDDER INVESTMENTS VIT FUNDS - CLASS A
---------------------------------------
   o   Scudder VIT EAFE(R) Equity Index Fund
   o   Scudder VIT Equity 500 Index Fund

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - CLASS I SHARES
--------------------------------------------------------
   o   Technology Portfolio

WANGER ADVISORS TRUST
---------------------

   o   Wanger International Select

   o   Wanger International Small Cap

   o   Wanger Select

   o   Wanger U.S. Smaller Companies

     The contract is not a deposit or obligation of, underwritten or guaranteed by, any financial institution, credit union or affiliate. It is not federally insured by the Federal Deposit Insurance Corporation or any other state or federal agency. Contract investments are subject to risk, including the fluctuation of contract values and possible loss of principal.

     The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities, nor passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

     It may not be in your best interest to purchase a contract to replace an existing annuity contract or life insurance policy. You must understand the basic features of the proposed contract and your existing coverage before you decide to replace your present coverage. You must also know if the replacement will result in any tax liability.


     This prospectus provides important information that a prospective investor ought to know before investing. This prospectus should be kept for future reference. A Statement of Additional Information ("SAI") dated May 1, 2004, is incorporated by reference and has been filed with the SEC and is available free of charge by contacting us at the address or phone number listed below. A table of contents for the SAI appears on the last page of this prospectus.


IF YOU HAVE ANY QUESTIONS,  [LOGO OF LETTER]  o   PHL VARIABLE INSURANCE COMPANY
 PLEASE CONTACT:                                  Annuity Operations Division
                                                  PO Box 8027
                                                  Boston, MA 02266-8027
                            [LOGO OF PHONE]   o   TEL. 800/541-0171

                                TABLE OF CONTENTS


Heading                                                                     Page
--------------------------------------------------------------------------------
SUMMARY OF EXPENSES........................................................    3
   Expense Examples........................................................    4
   Annual Fund Expenses....................................................    5
CONTRACT SUMMARY...........................................................    7
FINANCIAL HIGHLIGHTS.......................................................    8
PERFORMANCE HISTORY........................................................    8
THE VARIABLE ACCUMULATION ANNUITY..........................................    8
PHL VARIABLE AND THE SEPARATE ACCOUNT .....................................    9
INVESTMENTS OF THE SEPARATE ACCOUNT........................................    9
   Participating Investment Funds..........................................    9
   Investment Advisors and Subadvisors.....................................    9
   Services of the Advisors................................................    9
GIA........................................................................   10
MVA  ......................................................................   10
PURCHASE OF CONTRACTS......................................................   10
DEDUCTIONS AND CHARGES.....................................................   11
   Deductions from the Separate Account....................................   11
   Reduced Charges, Credits and Bonus Guaranteed Interest Rates............   12
THE ACCUMULATION PERIOD....................................................   12
   Accumulation Units......................................................   12
   Accumulation Unit Values................................................   12
   Transfers ..............................................................   13
   Disruptive Trading and Market Timing ...................................   13
   Optional Programs and Riders............................................   14
   Surrender of Contract; Partial Withdrawals..............................   16
   Contract Termination....................................................   17
   Payment Upon Death Before Maturity Date ................................   17
THE ANNUITY PERIOD.........................................................   19
   Annuity Payments........................................................   19
   Annuity Payment Options ................................................   19
   Payment Upon Death After Maturity.......................................   21
VARIABLE ACCOUNT VALUATION PROCEDURES......................................   21
   Valuation Date..........................................................   21
   Valuation Period........................................................   21
   Accumulation Unit Value.................................................   22
   Net Investment Factor...................................................   22
MISCELLANEOUS PROVISIONS...................................................   22
   Assignment..............................................................   22
   Payment Deferral........................................................   22
   Free Look Period........................................................   22
   Amendments to Contracts.................................................   22
   Substitution of Fund Shares.............................................   22
   Ownership of the Contract...............................................   23
FEDERAL INCOME TAXES.......................................................   23
   Introduction............................................................   23
   Income Tax Status.......................................................   23
   Taxation of Annuities in General--Nonqualified Plans....................   23
   Additional Considerations...............................................   24
   Owner Control...........................................................   25
   Diversification Standards ..............................................   26
   Taxation of Annuities in General--Qualified Plans.......................   26
SALES OF VARIABLE ACCUMULATION CONTRACTS...................................   29
SERVICING AGENT............................................................   30
STATE REGULATION...........................................................   30
REPORTS....................................................................   30
VOTING RIGHTS..............................................................   30
TEXAS OPTIONAL RETIREMENT PROGRAM..........................................   30
LEGAL MATTERS..............................................................   30
SAI TABLE OF CONTENTS......................................................   31
APPENDIX A--INVESTMENT OPTIONS.............................................  A-1
APPENDIX B--GLOSSARY OF SPECIAL TERMS......................................  B-1
APPENDIX C--DEDUCTIONS FOR TAXES...........................................  C-1
APPENDIX D--FINANCIAL HIGHLIGHTS...........................................  D-1

SUMMARY OF EXPENSES
--------------------------------------------------------------------------------
     The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the contract.

--------------------------------------------------------------------------------
CONTRACT OWNER TRANSACTION EXPENSES

Deferred Surrender Charge (as a percentage of amount surrendered:
   Age of Premium Payment in Complete Years 0...........................     7%
   Age of Premium Payment in Complete Years 1...........................     6%
   Age of Premium Payment in Complete Years 2...........................     5%
   Age of Premium Payment in Complete Years 3...........................     4%
   Age of Premium Payment in Complete Years 4...........................     3%
   Age of Premium Payment in Complete Years 5...........................     2%
   Age of Premium Payment in Complete Years 6...........................     1%
   Age of Premium Payment thereafter....................................    None

Transfer Charge(1)
   Current .............................................................    None
   Maximum..............................................................    $20

These tables describe the fees and expenses that you will pay at the time that you purchase the contract, surrender the contract or transfer value between the subaccounts. State premium taxes may also be deducted.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


ANNUAL ADMINISTRATIVE CHARGE
    Maximum(2)..........................................................     $35

GUARANTEED MINIMUM INCOME BENEFIT
RIDER (GMIB) FEE (3) (as a percentage of the
guaranteed annuitization value).........................................    .60%

ANNUAL SEPARATE ACCOUNT EXPENSES (as a percentage of average account value)

    DEATH BENEFIT OPTION 1 - RETURN OF PREMIUM
    ------------------------------------------
    Mortality and Expense Risk Fee......................................   .975%
    Daily Administrative Fee............................................   .125%
                                                                         -------
    Total Annual Separate Account Expenses..............................  1.100%

    DEATH BENEFIT OPTION 2 - ANNUAL STEP-UP
    ---------------------------------------
    Mortality and Expense Risk Fee......................................  1.125%
    Daily Administrative Fee............................................   .125%
                                                                         -------
    Total Annual Separate Account Expenses..............................  1.250%

    DEATH BENEFIT OPTION 3 - RELIEF AMOUNT(4)
    -----------------------------------------
    Mortality and Expense Risk Fee......................................  1.275%
    Daily Administrative Fee............................................   .125%
                                                                         -------
    Total Annual Separate Account Expenses..............................  1.400%


These tables describe the fees and expenses that you will pay periodically during the time that you own the contract, not including annual fund fees and expenses.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES


                                                            Minimum      Maximum
                                                            -------      -------
Total Annual Fund Operating Expenses (expenses that are
deducted from the fund assets include management fees,
12b-1 fees and other expenses)...........................     0.30%        5.73%

This table shows the minimum and maximum total operating expenses for the year ended 12/31/03, charged by the fund companies that you may pay periodically during the time that you own the contract. More detail concerning the funds' fees and total and net fund operating expenses can be found after the Expense Examples and are contained in the fund prospectuses.
--------------------------------------------------------------------------------
(1) We reserve the right to impose a transfer charge of up to $20 per transfer after the first 12 transfers in each contract year. See "Transfers."
(2) This charge is deducted annually on the contract anniversary on a pro rata basis from each of the selected investment options. See "Deductions and Charges."
(3) The Guaranteed Minimum Income Benefit Rider is an optional rider. The fee for this rider will be deducted annually on the contract anniversary, only if the rider is selected. See "Optional Programs & Riders."
(4) This death benefit option is currently available only with nonqualified plans and is subject to state approval. See "Deductions and Charges."

--------------------------------------------------------------------------------
EXPENSE EXAMPLES

If you surrender your contract at the end of the applicable time period, your maximum costs would be:

DEATH BENEFIT OPTION 1
----------------------


1 Year       3 Years      5 Years       10 Years
------------------------------------------------
$842         $1,090       $1,341         $2,222


DEATH BENEFIT OPTION 2
----------------------


1 Year       3 Years      5 Years       10 Years
------------------------------------------------
$857         $1,134       $1,416         $2,379


DEATH BENEFIT OPTION 3
----------------------


1 Year       3 Years      5 Years       10 Years
------------------------------------------------
$871         $1,774       $1,490         $2,534


If you annuitize your contract at the end of the applicable time period, your maximum costs would be:

DEATH BENEFIT OPTION 1
----------------------


1 Year       3 Years      5 Years       10 Years
------------------------------------------------
$842         $1,090       $1,026         $2,222


DEATH BENEFIT OPTION 2
----------------------


1 Year       3 Years      5 Years       10 Years
------------------------------------------------
$857         $1,134       $1,103         $2,379


DEATH BENEFIT OPTION 3
----------------------


1 Year       3 Years      5 Years       10 Years
------------------------------------------------
$871         $1,177       $1,180         $2,534


If you do not surrender or annuitize your contract at the end of the applicable time period, your maximum costs would be:

DEATH BENEFIT OPTION 1
----------------------


1 Year       3 Years      5 Years       10 Years
------------------------------------------------
$193         $597         $1,026         $2,222


DEATH BENEFIT OPTION 2
----------------------


1 Year       3 Years      5 Years       10 Years
------------------------------------------------
$208         $643         $1,103         $2,379


DEATH BENEFIT OPTION 3
----------------------


1 Year       3 Years      5 Years       10 Years
------------------------------------------------
$223         $688         $1,180         $2,534

These examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses and the maximum fund fees and expenses that were charged for the year ended 12/31/03.


The examples assume that you invest $10,000 in the contract for the time periods indicated. The examples also assume that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the funds. Your actual costs may be higher or lower based on these assumptions.
--------------------------------------------------------------------------------

ANNUAL FUND EXPENSES (as a percentage of fund average net assets for the year ended 12/31/03)

-----------------------------------------------------------------------------------------------------------------------------------

                                                           Investment             Rule         Other Operating     Total Annual Fund
               Series                                    Management Fee        12b-1 Fees          Expenses             Expenses
------------------------------------------------------------------------------------------------------------------------------------
THE PHOENIX EDGE SERIES FUND
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International                                0.75%                N/A               0.32%              1.07%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity                                    0.85%                N/A               1.42% (3)          2.27% (8)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index                     0.45%                N/A               0.29% (2)          0.74% (8)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Growth + Value                     0.85%                N/A               1.80% (3)          2.65% (8)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities                  0.75%                N/A               0.32%              1.07%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth                               0.66%                N/A               0.19%              0.85%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth                       0.90%                N/A               0.83% (4)          1.73% (8)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market                                  0.40%                N/A               0.19%              0.59%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income                     0.50%                N/A               0.24%              0.74%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond                  0.50% (6)            N/A               1.06% (2,7)        1.56% (8)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends                                0.70%                N/A               1.67% (1)          2.37% (8)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value                         0.90%                N/A               4.83% (1)          5.73% (8)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select                    0.90%                N/A               1.13% (1)          2.03% (8)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value                                0.90%                N/A               2.43% (1)          3.33% (8)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard U.S. Multi-Cap                                 0.80%                N/A               3.92% (1)          4.72% (8)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture                            0.75%                N/A               1.77% (1)          2.52% (8)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value                           0.75%                N/A               1.10% (1)          1.85% (8)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value                             0.85%                N/A               2.32% (1)          3.17% (8)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Growth Stock                            0.75%                N/A               0.42% (3)          1.17% (8)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Trust                                   0.75%                N/A               3.17% (3)          3.92% (8)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Value                                             0.75%                N/A               0.88% (3)          1.63% (8)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30                                       0.35%                N/A               0.66% (3)          1.01% (8)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R)                          0.35%                N/A               1.10% (3)          1.45% (8)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth and Income                            0.70%                N/A               0.31% (3)          1.01% (8)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation                         0.58%                N/A               0.19%              0.77%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Value Equity                                 0.70%                N/A               0.32% (3)          1.02% (8)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Global Value                        0.90%                N/A               1.11% (3)          2.01% (8)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value                       1.05%                N/A               0.32% (3)          1.37% (8)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value                     1.05%                N/A               0.47% (3)          1.52% (8)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth                                 0.80%                N/A               0.36% (4)          1.16% (8)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme                                0.75%                N/A               0.30%              1.05%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-State Street Research Small-Cap Growth                0.85%                N/A               2.89% (1)          3.74% (8)
------------------------------------------------------------------------------------------------------------------------------------

(1) The advisor voluntarily agrees to reimburse this series for other operating expenses that exceed 0.15% of the series' average net assets.

(2) The advisor voluntarily agrees to reimburse this series for other operating expenses that exceed 0.20% of the series' average net assets.

(3) The advisor voluntarily agrees to reimburse this series for other operating expenses that exceed 0.25% of the series' average net assets.

(4) The advisor voluntarily agrees to reimburse this series for other operating expenses that exceed 0.35% of the series' average net assets.

(5) The advisor voluntarily agrees to reimburse this series for other operating expenses that exceed 0.40% of the series' average net assets.

(6) The advisor voluntarily agreed to waive this series' investment management fee through May 31, 2004.

(7) The series' other operating expenses have been annualized based on actual operating expenses for the period ended December 31, 2003.

(8) The chart below shows net annual fund expenses after voluntary reimbursements or waivers by the advisor.

                                                                      Net Annual
                                                   Reimbursement         Fund
            Series                                   & Waivers         Expenses
            ------                                --------------      ----------
Phoenix-AIM Mid-Cap Equity                           (1.17%)            1.10%
Phoenix-Alliance/Bernstein Enhanced Index            (0.09%)            0.65%
Phoenix-Alliance/Bernstein Growth + Value            (1.55%)            1.10%
Phoenix-Engemann Small & Mid-Cap Growth              (0.48%)            1.25%
Phoenix-Goodwin Multi-Sector Short Term Bond (9)     (0.86%)            0.70%
Phoenix-Kayne Rising Dividends                       (1.52%)            0.85%
Phoenix-Kayne Small-Cap Quality Value                (4.68%)            1.05%
Phoenix-Lazard International Equity Select           (0.98%)            1.05%
Phoenix-Lazard Small-Cap Value                       (2.28%)            1.05%
Phoenix-Lazard U.S. Multi-Cap                        (3.77%)            0.95%
Phoenix-Lord Abbett Bond-Debenture                   (1.62%)            0.90%
Phoenix-Lord Abbett Large-Cap Value                  (0.95%)            0.90%
Phoenix-Lord Abbett Mid-Cap Value                    (2.17%)            1.00%
Phoenix-MFS Investors Growth Stock                   (0.17%)            1.00%
Phoenix-MFS Investors Trust                          (2.92%)            1.00%
Phoenix-MFS Value                                    (0.63%)            1.00%
Phoenix-Northern Dow 30                              (0.41%)            0.60%
Phoenix-Northern Nasdaq-100 Index(R)                 (0.85%)            0.60%
Phoenix-Oakhurst Growth and Income                   (0.06%)            0.95%
Phoenix-Oakhurst Value Equity                        (0.07%)            0.95%
Phoenix-Sanford Bernstein Global Value               (0.86%)            1.15%
Phoenix-Sanford Bernstein Mid-Cap Value              (0.07%)            1.30%
Phoenix-Sanford Bernstein Small-Cap Value            (0.22%)            1.30%
Phoenix-Seneca Mid-Cap Growth                        (0.01%)            1.15%
Phoenix-State Street Research Small-Cap              (2.74%)            1.00%

(9) These rates recognize that, effective June 1, 2004, the investment management fee will no longer be waived. Before June 1, 2004, these rates are (1.36%) and 0.20%, respectively.


(NOTE: Each or all of the voluntary expense reimbursements and waivers noted in the chart above may be changed or eliminated at any time without notice.)

                                                                 Rule                                               Net Annual Fund
                                                  Investment   12b-1 or     Other                     Contractual    Expenses After
                                                  Management    Service   Operating   Total Annual   Reimbursements  Reimbursements
           Series                                     Fee        Fees      Expenses   Fund Expenses    & Waivers       & Waivers
----------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS - SERIES I SHARES
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                   0.61%        N/A        0.24%        0.85%         (0.00%)          0.85%
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                         0.61%        N/A        0.24%        0.85%         (0.00%)          0.85%
----------------------------------------------------------------------------------------------------------------------------------
THE ALGER AMERICAN FUND - CLASS O SHARES
----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio            0.85%        N/A        0.12%        0.97%         (0.00%)          0.97%
----------------------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
----------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II     0.60%       0.25% (1)   0.12%        0.97%           ---          ---(12)
----------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II - Primary
  Shares                                             0.60%       0.25% (1)   0.15%        1.00%           ---          ---(12)
----------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS - SERVICE CLASS
----------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio (2)                      0.58%       0.10%       0.09%        0.77%           ---          ---(12)
----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio (2)               0.58%       0.10%       0.14%        0.82%           ---          ---(12)
----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio (3)                             0.58%       0.10%       0.09%        0.77%           ---          ---(12)
----------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 2
----------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                        0.60%       0.25% (4)   0.20%        1.05%         (0.00%)         1.05%
----------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                    0.69% (5)   0.25%       0.22%        1.16%         (0.04%)         1.12%
----------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund (6)                 0.81%       0.25% (4)   0.07%        1.13%         (0.00%)         1.13%
----------------------------------------------------------------------------------------------------------------------------------
THE RYDEX VARIABLE TRUST
----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund (7)                   0.90%        N/A        0.79%        1.69%         (0.00%)        1.69%
----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                       0.75%        N/A        0.79%        1.54%         (0.00%)        1.54%
----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund            0.90%        N/A        0.80%        1.70%         (0.00%)        1.70%
----------------------------------------------------------------------------------------------------------------------------------
SCUDDER INVESTMENTS VIT FUNDS - CLASS A
----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund (8)            0.45%        N/A        0.64%        1.09%         (0.44%)       0.65%
----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund (9)                0.20%        N/A        0.10%        0.30%         (0.00%)       0.30%
----------------------------------------------------------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - CLASS I SHARES
----------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio (10)                            0.80%        N/A        0.53%        1.33%           ---         ---(12)
----------------------------------------------------------------------------------------------------------------------------------
WANGER ADVISORS TRUST
----------------------------------------------------------------------------------------------------------------------------------
Wanger International Select (11)                     1.00%        N/A        0.54%        1.54%         (0.09%)       1.45%
----------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                       1.22%        N/A        0.19%        1.41%         (0.00%)       1.41%
----------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                        0.95%        N/A        0.20%        1.15%         (0.00%)       1.15%
----------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                        0.93%        N/A        0.06%        0.99%         (0.00%)       0.99%
----------------------------------------------------------------------------------------------------------------------------------

(1)  The fund has voluntarily agreed to waive this service fee.

(2) A portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time.

(3) A portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. These offsets may be discontinued at any time.

(4) While the maximum amount payable under the fund's Rule 12b-1 plan is 0.35% per year of the fund's average annual net assets, the fund's Board of Trustees has set the current rate at 0.25% per year.

(5) The advisor has contractually agreed to reduce its investment management fee to reflect reduced services resulting from the fund's investment in a Franklin Templeton money fund. This reduction is required by the fund's Board of Trustees and an order by the SEC. After such reductions, the management fees are 0.65% for the Templeton Foreign Securities Fund.

(6) The fund administration fee is paid indirectly through the investment management fee.

(7)  The funds' operating expenses have been annualized.

(8) The advisor has contractually agreed to waive its fees and/or reimburse expenses of the fund in excess of 0.65% of the average daily net assets until April 30, 2005.

(9) The advisor has contractually agreed to waive its fees and/or reimburse expenses of the fund in excess of 0.30% of the average daily net assets until April 30, 2005.

(10) The advisor has agreed to reduce fees payable to it and to reimburse expenses of the portfolio in excess of 1.15% (excluding interest and extraordinary expenses).

(11) The advisor has contractually agreed to limit net annual fund expenses to 1.45% of the series' average net assets until April 30, 2005.

(12) The chart below shows net annual fund expenses after voluntary reimbursements or waivers by the advisor.

                      Series                       Non-contractual Reimbursements & Waivers       Net Annual Fund Expenses
                      ------                       ----------------------------------------       ------------------------
Federated Fund for U.S. Government Securities II                    (0.25%)                                0.72%
Federated High Income Bond Fund II - Primary                        (0.25%)                                0.75%
Shares
VIP Contrafund(R) Portfolio                                         (0.02%)                                0.75%
VIP Growth Opportunities Portfolio                                  (0.02%)                                0.80%
VIP Growth Portfolio                                                (0.03%)                                0.74%
Technology Portfolio                                                (0.18%)                                1.15%


(NOTE: Each or all of the voluntary expense reimbursements and waivers noted
in the chart above may be changed or eliminated at any time without notice.)
--------------------------------------------------------------------------------

CONTRACT SUMMARY
--------------------------------------------------------------------------------

     This summary describes the general provisions of the contract.

     Certain provisions of the contract described in this prospectus may differ in a particular state because of specific state requirements.


     This prospectus is a disclosure document which summarizes your rights under the annuity product that you are purchasing. As with any summary it may differ in certain instances from the underlying annuity contract. You should read your annuity contract carefully.

     Please refer to the "Glossary of Special Terms" in Appendix B.

OVERVIEW

     The contract offers a dynamic idea in retirement planning. It's designed to give you maximum flexibility in obtaining your investment goals. The contract is intended for those seeking income and long-term tax-deferred accumulation of assets to provide income for retirement or other purposes. Those considering the contract for other purposes should consult with their tax advisors. Participants in qualified plans should note that, generally, they would not benefit from the tax deferral provided by an annuity contract and should not consider the contract for its tax treatment, but for its investment and annuity benefits. For more information, see "Purchase of Contracts."


     The contract offers a combination of variable and fixed investment options. Investments in the variable options provide results that vary and depend upon the performance of the underlying funds, while investments in the GIA or MVA provide guaranteed interest earnings subject to certain conditions. For more information, see "Investments of the Separate Account," "GIA" and "MVA."


     You also select a death benefit option that is suitable to your financial objectives. The death benefit options differ in how the death benefit is calculated and in the amount of the mortality and expense risk fee. Certain age restrictions may apply to each death benefit option. For more information, see "The Accumulation Period--Payment Upon Death Before the Maturity Date" and "Taxation of Annuities in General--Nonqualified Plans" and "Taxation of Annuities in General--Qualified Plans."

INVESTMENT FEATURES

FLEXIBLE PREMIUM PAYMENTS

o Other than the minimum initial payment, there are no required premium payments.

o  You may make premium payments anytime until the maturity date.

o  You can vary the amount and frequency of your premium payments.

MINIMUM PREMIUM PAYMENT

o Generally, the minimum initial premium payment is $2,000 for a qualified plan and $5,000 for nonqualified plans. For more information, see "Purchase of Contracts."

ALLOCATION OF PREMIUMS AND CONTRACT VALUE

o Premium payments are invested in one or more of the subaccounts, GIA and the MVA.

o Transfers between the subaccounts and from the subaccounts into the GIA and MVA can be made anytime. Transfers from the GIA are subject to rules discussed in the section, "GIA" and in "The Accumulation Period--Transfers."

o Transfers from the MVA may be subject to market value adjustments and are subject to certain rules. See the MVA prospectus.

o The contract value allocated to the subaccounts varies with the investment performance of the funds and is not guaranteed.

o The contract value allocated to the GIA will depend on deductions taken from the GIA and interest accumulated at rates we set. For contracts issued prior to March 31, 2003, the Minimum Guaranteed Interest Rate is equal to 3%. For contracts issued on or after March 31, 2003, and subject to state insurance department approval, the Minimum Guaranteed Interest Rate will equal the statutory required minimum interest rate under applicable state insurance law where the contract is delivered (generally between 1.5% and 3%).

o For contracts issued on or after March 31, 2003, payments and transfers to the GIA are subject to the Maximum GIA Percentage.

WITHDRAWALS

o You may partially or fully surrender the contract anytime for its contract value less any applicable surrender charge, market value adjustment and premium tax.

o Each year you may withdraw part of your contract value free of any surrender charges. In the first contract year, you may withdraw up to 10% of the contract value at the time of the first withdrawal without surrender charges. In subsequent years, the free withdrawal amount is 10% of the contract value as of the end of the previous contract year. Any unused percentage of the free withdrawal amount from prior years may be carried forward to the current contract year, up to a maximum of 30% of your contract value as of the last contract anniversary. For more information, see "Deductions and Charges--Surrender Charges."

o Withdrawals may be subject to a 10% penalty tax. For more information, see "Federal Income Taxes--Penalty Tax on Certain Surrenders and Withdrawals."

DEDUCTIONS AND CHARGES

FROM THE CONTRACT VALUE
o  No deductions are made from premium payments.

o A deduction for surrender charges may occur when you surrender your contract or request a withdrawal if the assets have not been held under the contract for a specified period of time.

o  If we impose a surrender charge, it is deducted from amounts withdrawn.

o No surrender charges are taken upon the death of the owner before the maturity date.

o A declining surrender charge is assessed on withdrawals in excess of the free withdrawal amount, based on the date the premium payments are deposited:

--------------------------------------------------------------
Percent                 7%   6%   5%   4%   3%  2%   1%   0%
--------------------------------------------------------------
Complete Premium
Payment Years           0    1    2    3    4    5   6    7+
--------------------------------------------------------------

o  Administrative Charge--maximum of $35 each year.


FROM THE SEPARATE ACCOUNT


o Mortality and expense risk fee--varies based on the death benefit option selected. For more information, see "Charges for Mortality and Expense Risks."

o The daily administrative fee--0.125% annually. For more information, see "Charges for Administrative Services."

OTHER CHARGES OR DEDUCTIONS


o  Taxes--taken from the contract value upon premium payments or annuitization.

   o PHL Variable will reimburse itself for such taxes upon the remittance to the applicable state. For more information, see "Tax" and Appendix C.


   For more information, see "Deductions and Charges."

   In addition, certain charges are deducted from the assets of the funds for investment management services. For more information, see the fund prospectuses.

DEATH BENEFIT
   The death benefit is calculated differently for each death benefit option and the amount varies based on the option selected.

DEATH BENEFIT OPTIONS
   The contract offers three death benefit options. At purchase, you select a death benefit option that best meets your financial needs. Each death benefit option varies in the method of death benefit calculation, the amount of the mortality and expense risk fee. Age restrictions apply to certain death benefit options.

   For more information, see "The Accumulation Period--Payment Upon Death Before Maturity Date."

ADDITIONAL INFORMATION

FREE LOOK PERIOD
   You have the right to review and return the contract. If for any reason you are not satisfied, you may return it within 10 days (or later, if applicable state law requires) after you receive it and cancel the contract. You will receive in cash the contract value. However, if applicable state law requires, we will return the original premium payments paid less any withdrawals.

   For more information, see "Free Look Period."

TERMINATION
   If on any valuation date the total contract value equals zero, the contract will immediately terminate without value.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
   Financial highlights give the historical value for a single unit of each of the available subaccounts and the number of units outstanding at the end of each of the past ten years, or since the subaccount began operations, if less. These tables are highlights only.


   More information, including the Separate Account and Company financial statements, is in the SAI and in the annual report. You may obtain a copy of the SAI by calling the Annuity Operations Division at 800/541-0171.


   There are different sets of financial highlight tables in this prospectus, please be sure you refer to the appropriate set for your contract. The tables are set forth in Appendix D.

PERFORMANCE HISTORY
--------------------------------------------------------------------------------

   We may include the performance history of the subaccounts in advertisements, sales literature or reports. Performance information about each subaccount is based on past performance only and is not an indication of future performance. Historical returns are usually calculated for one year, five years and ten years. If the subaccount has not been in existence for at least one year, returns are calculated from inception of the subaccount. Total return is measured by comparing the value of a hypothetical $1,000 investment in the subaccount at the beginning of the relevant period to the value of the investment at the end of the period, assuming the reinvestment of all distributions at net asset value. The return is computed net of investment management fees, daily administrative fees, annual contract fees, mortality and expense risk fees, and deferred surrender charges of 6% and 2% deducted from redemptions after one year and five years, respectively. See the SAI for more information.


THE VARIABLE ACCUMULATION ANNUITY
--------------------------------------------------------------------------------

   The individual deferred variable accumulation annuity contract (the "contract") issued by PHL Variable is significantly different from a fixed annuity contract in that, unless the GIA is selected, it is the owner under a contract who bears the risk of investment gain or loss rather than PHL Variable. To the extent that premium payments are not allocated to the GIA or MVA, the amounts that will be available for annuity payments under a contract will depend on the investment performance of the amounts allocated to the subaccounts. Upon the maturity of a contract, the amounts held under a contract will continue to be invested in the Separate Account or the GIA and monthly annuity payments will vary in accordance with the investment experience of the investment options selected. However, a fixed annuity may be elected, in which case PHL Variable will guarantee specified monthly annuity payments.


   You select the investment objective of your contract on a continuing basis by directing the allocation of premium payments and the reallocation of the contract value among the subaccounts, GIA or MVA.


PHL VARIABLE AND THE SEPARATE ACCOUNT
--------------------------------------------------------------------------------
   We are PHL Variable Insurance Company, a Connecticut stock life insurance company incorporated on July 15, 1981. We sell life insurance policies and annuity contracts through producers of affiliated distribution companies and through brokers. Our executive and administrative office is located at One American Row, Hartford, Connecticut, 06102-5056.

   PHL Variable is an indirectly owned company of Phoenix Life Insurance Company ("Phoenix"). Phoenix is a life insurance company, which is wholly owned by The Phoenix Companies, Inc. ("PNX"), which, is a manufacturer of insurance, annuity and asset management products.

   On December 7, 1994, we established the Separate Account, a separate account created under the insurance laws of Connecticut. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act") and it meets the definition of a "separate account" under the 1940 Act. Registration under the 1940 Act does not involve supervision by the SEC of the management or investment practices or policies of the Separate Account or of PHL Variable.

   Under Connecticut law, all income, gains or losses, whether or not realized, of the Separate Account must be credited to or charged against the amounts placed in the Separate Account without regard to the other income, gains and losses from any other business or activity of PHL Variable. The assets of the Separate Account may not be used to pay liabilities arising out of any other business that we may conduct. The Separate Account has several subaccounts that invest in underlying mutual funds. Obligations under the contracts are obligations of PHL Variable Insurance Company.

   Contributions to the GIA and MVA are not invested in the Separate Account; rather, they become part of the general account of PHL Variable (the "General Account"). The General Account supports all insurance and annuity obligations of PHL Variable and is made up of all of its general assets other than those allocated to any separate account such as the Separate Account. For more information, see "GIA."

INVESTMENTS OF THE SEPARATE ACCOUNT
--------------------------------------------------------------------------------


PARTICIPATING INVESTMENT FUNDS

o  The Phoenix Edge Series Fund
o  AIM Variable Insurance Funds
o  The Alger American Fund
o  Federated Insurance Series
o  Fidelity(R) Variable Insurance Products
o  Franklin Templeton Variable Insurance Products Trust
o  The Rydex Variable Trust

o  Scudder Investments VIT Funds

o  The Universal Institutional Funds, Inc.
o  Wanger Advisors Trust

     For additional information concerning the available investment options, please see Appendix A.

     Each investment option is subject to market fluctuations and the risks that come with the ownership of any security, and there can be no assurance that any series will achieve its stated investment objective.

     For additional information concerning the funds, please see the appropriate fund prospectuses, which should be read carefully before investing. Copies of the fund prospectuses may be obtained by writing to our Annuity Operations Division or calling us at the address or telephone number provided on the first page of this prospectus.

     The shares of the funds are not directly offered to the public. Shares of the funds are currently offered through separate accounts to fund variable accumulation annuity contracts and variable universal life insurance policies issued by PHL Variable, Phoenix, and Phoenix Life and Annuity Company ("PLAC"). Shares of the funds may be offered to separate accounts of other insurance companies.

     The interests of variable annuity contract owners and variable life policy owners could diverge based on differences in federal and state regulatory requirements, tax laws, investment management or other unanticipated developments. Currently, we do not foresee any such differences or disadvantages at this time. However, we intend to monitor for any material conflicts and will determine what action, if any should be taken in response to such conflicts. If such a conflict were to occur, one or more separate accounts might be required to withdraw its investments in the fund or shares of another fund may be substituted.

INVESTMENT ADVISORS AND SUBADVISORS
     For a complete list of advisors and subadvisors, please see Appendix A.

SERVICES OF THE ADVISORS
     The advisors and subadvisor continually furnish an investment program for each series and manage the investment and reinvestment of the assets of each series subject at all times to the authority and supervision of the trustees. A detailed discussion of the investment advisors and subadvisors, and the investment advisory and subadvisory agreements, is contained in the fund prospectuses.

GIA
--------------------------------------------------------------------------------


     In addition to the Separate Account, you may allocate premiums or transfer values to the GIA. Amounts you allocate or transfer to the GIA become part of our general account assets. You do not share in the investment experience of those assets. Rather, we guarantee a minimum rate of return on the allocated amount, as provided under the terms of your product. Although we are not obligated to credit interest at a higher rate than the minimum, we will credit any excess interest as determined by us based on expected investment yield information.


     We reserve the right to limit total deposits to the GIA, including transfers, to no more than $250,000 during any one-week period per policy.

     You may make transfers into the GIA at any time. In general, you may make only one transfer per year from the GIA. The amount that can be transferred out is limited to the greater of $1,000 or 25% of the policy value in the GIA as of the date of the transfer. Also, the total value allocated to the GIA may be transferred out to one or more of the subaccounts over a consecutive 4-year period according to the following schedule:

o  Year One:      25% of the total value
o  Year Two:      33% of remaining value
o  Year Three:    50% of remaining value
o  Year Four:     100% of remaining value

     Transfers from the GIA may also be subject to other rules as described throughout this prospectus.

     Because of exemptive and exclusionary provisions, we have not registered interests in our general account under the Securities Act of 1933. Also, we have not registered our general account as an investment company under the 1940 Act, as amended. Therefore, neither the general account nor any of its interests are subject to these Acts, and the SEC has not reviewed the general account disclosures. These disclosures may, however, be subject to certain provisions of the federal securities law regarding accuracy and completeness of statements made in this prospectus.

GIA RESTRICTIONS
     For contracts issued on or after March 31, 2003, contracts will be subject to a Maximum GIA Percentage contained in the contract that restricts investments in the GIA. The Maximum GIA Percentage will never be less than 5%. No more than the Maximum GIA Percentage of each premium payment may be allocated to the GIA. We will not permit transfers into the GIA during the first year, nor allow any transfers during subsequent years that would result in GIA investments exceeding the Maximum GIA Percentage of contract value. These restrictions are subject to state insurance department approval.

MVA
--------------------------------------------------------------------------------

     The MVA is an account that pays interest at a guaranteed rate if amounts allocated to the MVA are held to the end of the guarantee period. If amounts are withdrawn, transferred or applied to an annuity payment option before the end of the guarantee period, a market value adjustment will be made. Assets allocated to the MVA are of the assets allocated to the Separate Account or to PHL Variable's general account. The availability of the MVA is subject to state approval. The MVA is more fully described in a separate prospectus that should be read carefully before investing.


PURCHASE OF CONTRACTS
--------------------------------------------------------------------------------
     Generally, we require minimum initial premium payments of:

o    Nonqualified plans--$5,000

o    Bank draft program--$50
     o You may authorize your bank to draw $50 or more from your personal checking account monthly to purchase units in any available subaccount or for deposit in the GIA or MVA. The amount you designate will be automatically invested on the date the bank draws on your account. If Check-o-matic is elected, the minimum initial premium payment is $50. Each subsequent premium payment under a contract must be at least $50.

o    Qualified plans--$2,000

     We require minimum subsequent premium payments of $100.

     Generally, a contract may not be purchased for a proposed owner who is 86 years of age or older. Total premium payments in excess of $1,000,000 cannot be made without our permission. While the owner is living and the contract is in force, premium payments may be made anytime before the maturity date of a contract.

     Premium payments received under the contract will be allocated in any combination to any subaccount, GIA or MVA in the proportion you elect or as otherwise changed by you from time to time. Changes in the allocation of premium payments will be effective as of receipt by our Annuity Operations Division of notice of election in a form satisfactory to us (either in writing or by telephone) and will apply to any premium payments accompanying such notice or made subsequent to the receipt of the notice, unless otherwise requested by you.

     In certain circumstances we may reduce the minimum initial or subsequent premium payment amount we accept for a contract. Factors in determining qualifications for any such reduction include:

(1) the make-up and size of the prospective group;
(2) the method and frequency of premium payments; and
(3) the amount of compensation to be paid to registered representatives on each premium payment.

    Any reduction will not unfairly discriminate against any person. We will make any such reduction according to our own rules in effect at the time the premium payment is received. We reserve the right to change these rules from time to time.

    For contract issued on or after March 31, 2003, payments to the GIA are subject to the Maximum GIA Percentage.

DEDUCTIONS AND CHARGES
--------------------------------------------------------------------------------
DEDUCTIONS FROM THE SEPARATE ACCOUNT


TAX
    Tax is considered to be any tax charged by a state or municipality on premium payments, whether or not characterized as purchase payment premium tax (or premium tax). It is also other state or local taxes imposed or any other governmental fees which may be required based on the laws of the state or municipality of delivery, the owner's state or municipality of residence on the contract date. Taxes on premium payments currently range from 0% to 3.5% (the amount of state premium payment tax, if any, will vary from state to state), depending on the state. We will pay any premium payment tax, any other state or local taxes imposed or other governmental fee due and will only reimburse ourselves upon the remittance to the applicable state. For a list of states and taxes, see "Appendix C."

    We reserve the right, when calculating unit values, to deduct a credit or fee with respect to any taxes we have paid for or reserved during the valuation period that we determine to be attributable to the operation of an Investment Division. No federal income taxes are applicable under present law and we are not presently making any such deduction.

SURRENDER CHARGES

    A surrender charge may apply to partial withdrawals or a full surrender of the contract. The amount of a surrender charge depends on the period of time your premium payments are held under the contract. The surrender charge schedule is shown in the chart below. Surrender charges are waived on the free withdrawal amount, death benefits and annuitization after one year. Also, no surrender charge will be taken after the annuity period has begun except with respect to unscheduled withdrawals under Annuity Payment Options K or L. For more information, see "Annuity Payment Options." Any surrender charge imposed is deducted from amounts withdrawn. The surrender charge is calculated on a first-in, first-out basis. In other words, we calculate your surrender charge by assuming your withdrawal is applied to premium payments in the order your premium payments were received.

    The surrender charge is deducted from amounts withdrawn in excess of the free withdrawal amount available at the time of the withdrawal up to the total of all premium payments paid less any prior withdrawals for which a surrender charge was paid. The free withdrawal amount is equal to 10% of the contract value. In the first contract year, you may withdraw up to 10% of the contract value at the time of the first withdrawal without surrender charges. In subsequent years, the free withdrawal amount is 10% of the contract value as of the end of the previous contract year. Any unused percentage of the free withdrawal amount from prior years may be carried forward to the current contract year, up to a maximum of 30% of your contract value as of the last contract anniversary.

    The surrender charges, expressed as a percentage of the amount withdrawn in excess of the 10% allowable amount, are as follows:

--------------------------------------------------------------
Percent                 7%   6%   5%   4%   3%  2%   1%   0%
--------------------------------------------------------------
Complete Premium
Payment Years           0    1    2    3    4    5   6    7+
--------------------------------------------------------------

    Surrender charges imposed in connection with partial withdrawals will be deducted from the subaccounts, GIA and MVA on a pro rata basis. Any distribution costs not paid for by surrender charges will be paid by PHL Variable from the assets of the General Account.

MORTALITY AND EXPENSE RISK FEE

    We make a daily deduction from each subaccount for the mortality and expense risk fee. The charge is assessed against the daily net assets of the subaccounts and varies based on the death benefit option you selected. The current charge under each death benefit option is equal to the following percentages on an annual basis:


------------------------------------------------------------
   DEATH BENEFIT       DEATH BENEFIT      DEATH BENEFIT
 OPTION 1 - RETURN   OPTION 2 - ANNUAL  OPTION 3 - RELIEF
     OF PREMIUM           STEP-UP             AMOUNT
------------------------------------------------------------
       .975%              1.125%              1.275%
------------------------------------------------------------

    Although you bear the investment risk of the series in which you invest, once you begin receiving annuity payments that carry life contingencies the annuity payments are guaranteed by us to continue for as long as the annuitant lives. We assume the risk that annuitants as a class may live longer than expected (requiring a greater number of annuity payments) and that our actual expenses may be higher than the expense charges provided for in the contract.

    In assuming the mortality risk, we promise to make these lifetime annuity payments to the owner or other payee for as long as the annuitant lives.

    No mortality and expense risk fee is deducted from the GIA or MVA. If the charges prove insufficient to cover actual administrative costs, then the loss will be borne by us; conversely, if the amount deducted proves more than sufficient, the excess will be a profit to us.

    We have concluded that there is a reasonable likelihood that the distribution financing arrangement being used in connection with the contract will benefit the Separate Account and the contract owners.


DAILY ADMINISTRATIVE FEE

    We make a daily deduction from the contract value to cover the costs of administration. This current fee is based on an annual rate of 0.125% and is taken against the net assets of the subaccounts. It compensates the company for administrative expenses that exceed revenues from the annual administrative charge described below. (This fee is not deducted from the GIA or MVA.)


ANNUAL ADMINISTRATIVE CHARGE
    We deduct an annual administrative charge from the contract value. This charge is used to reimburse us for some of the administrative expenses we incur in establishing and maintaining the contracts.


    The maximum and current annual administrative charge under a contract is $35. This charge is deducted annually on the contract anniversary date. It is deducted on a pro rata basis from the subaccounts, GIA or MVA in which you have an interest. If you fully surrender your contract, the full administrative fee if applicable, will be deducted at the time of surrender. The administrative charge will not be deducted (either annually or upon withdrawal) if your contract value is $50,000 or more on the day the administrative charge is due. This charge may be decreased but will never increase. If you elect Annuity Payment Options I, J, K, M or N, the annual administrative charge after the maturity date will be deducted from each annuity payment in equal amounts.


REDUCED CHARGES, CREDITS AND BONUS GUARANTEED INTEREST RATES
    We may reduce or eliminate the mortality and expense risk fee and the surrender or annual administrative charge, credit additional amounts, or grant bonus Guaranteed Interest Rates when sales of the contracts are made to certain individuals or groups of individuals that result in savings of sales expenses. We will consider the following characteristics:

(1) the size and type of the group of individuals to whom the contract is offered;

(2) the amount of anticipated premium payments;

(3) whether there is a preexisting relationship with the Company such as being an employee of the Company or its affiliates and their spouses; or to employees or agents who retire from the Company or its affiliates or Phoenix Equity Planning Corporation ("PEPCO"), or its affiliates or to registered representatives of the principal underwriter and registered representatives of broker-dealers with whom PEPCO has selling agreements; and

(4) internal transfers from other contracts issued by the Company or an affiliate, or making transfers of amounts held under qualified plans sponsored by the Company or an affiliate.

    Any reduction or elimination of surrender or administrative charge, credit of additional amounts or bonus Guaranteed Interest Rates will not unfairly discriminate against any person. We will make any reduction or credit according to our own rules in effect at the time the contract was issued. We reserve the right to change these rules from time to time.

MARKET VALUE ADJUSTMENT
    Any withdrawal from your MVA will be subject to a market value adjustment. See the MVA prospectus for information relating to this option.

OTHER CHARGES
    As compensation for investment management services, the advisors are entitled to a fee, payable monthly and based on an annual percentage of the average daily net asset values of each series. These fund charges and other fund expenses are described more fully in the fund prospectuses and in the "Summary of Expenses" section of this prospectus.

THE ACCUMULATION PERIOD
--------------------------------------------------------------------------------
    The accumulation period is that time before annuity payments begin during which your premium payments into the contract remain invested.

ACCUMULATION UNITS
    Your initial premium payment will be applied within two days of receipt at our Annuity Operations Division if the application or order form for a contract is complete. If an incomplete application or order form is completed within five business days of receipt by our Annuity Operations Division, your premium payment will be applied within two days. If our Annuity Operations Division does not accept the application or order form within five business days of receipt by our Annuity Operations Division, then your premium payment will be immediately returned unless you request us to hold it while the application or order form is completed. Additional premium payments allocated to the GIA or MVA are deposited on the date of receipt of the premium payment at our Annuity Operations Division. Additional premium payments allocated to subaccounts are used to purchase accumulation units of the subaccount(s), at the value of such units next determined after our Annuity Operations Division. The number of accumulation units of a subaccount purchased with a specific premium payment will be determined by dividing the premium payment by the value of an accumulation unit in that subaccount next determined after receipt of the premium payment. The value of the accumulation units of a subaccount will vary depending upon the investment performance of the applicable series of the funds, the expenses charged against the fund and the charges and deductions made against the subaccount.

ACCUMULATION UNIT VALUES
    On any date before the maturity date of the contract, the total value of the accumulation units in a subaccount can be computed by multiplying the number of such units by the value of an accumulation unit on that date. The value of an accumulation unit on a day other than a valuation date is the value of the accumulation unit on the next valuation date. The number of accumulation units credited to you in each subaccount and their current value will be reported to you at least annually.

TRANSFERS
    You may at anytime prior to the maturity date of your contract, elect to transfer all or any part of the contract value among one or more subaccounts, the GIA or MVA. A transfer from a subaccount will result in the redemption of accumulation units and, if another subaccount is selected, in the purchase of accumulation units. The exchange will be based on the values of the accumulation units next determined after the receipt by our Annuity Operations Division of written notice of election in a form satisfactory to us. A transfer among subaccounts, the GIA or MVA does not automatically change the premium payment allocation schedule of your contract.


    You may also request transfers and changes in premium payment allocations among available subaccounts, the GIA or MVA by calling us at 800/541-0171 between the hours of 8:30 a.m. and 4:00 p.m. Eastern Time on any valuation date. You may permit your registered representative to submit transfer requests on your behalf. We will employ reasonable procedures to confirm that telephone instructions are genuine. We will require verification of account information and will record telephone instructions on tape. All telephone transfers and allocation changes will be confirmed in writing to you. To the extent that procedures reasonably designed to prevent unauthorized transfers are not followed, we may be liable for following telephone instructions for transfers that prove to be fraudulent. However, you will bear the risk of loss resulting from instructions entered by an unauthorized third party we reasonably believe to be genuine. These telephone exchange and allocation change privileges may be modified or terminated at any time. In particular, during times of extreme market volatility, telephone privileges may be difficult to exercise. In such cases you should submit written instructions.

    Unless we otherwise agree or unless the Dollar Cost Averaging Program has been elected, (see below), you may make only one transfer per contract year from the GIA. Nonsystematic transfers from the GIA and MVA will be made on the date of receipt by our Annuity Operations Division except as you may otherwise request. For nonsystematic transfers, the amount that may be transferred from the GIA at any one time cannot exceed the greatest of $1,000 or 25% of the contract value in the GIA at the time of transfer. For nonsystematic transfers from the MVA, the market value adjustment may be applied. See the MVA prospectus for more information.

DISRUPTIVE TRADING AND MARKET TIMING

    Your ability to make transfers among subaccounts under the Contract is subject to modification if we determine, in our sole opinion, that your exercise of the transfer privilege may disadvantage or potentially harm the rights or interests of other Contract owners.

    Frequent purchases, redemptions and transfers, programmed transfers, transfers into and then out of a subaccount in a short period of time, and transfers of large amounts at one time ("Disruptive Trading") can have harmful effects for other Contract owners. These risks and harmful effects include:

o dilution of the interests of long-term investors in a subaccount, if market timers or others transfer into the subaccount at prices that are below the true value or transfer out of the subaccount at prices that are higher than the true value;

o an adverse affect on portfolio management, as determined by portfolio management in its sole discretion, such as causing the underlying fund to maintain a higher level of cash than would otherwise be the case, or causing the underlying fund to liquidate investments prematurely; and

o   increased brokerage and administrative expenses.

    To protect our Contract owners and the underlying funds from Disruptive Trading, we have adopted certain market timing policies and procedures, which are described in greater detail in the Statement of Additional Information.

    We will not accept batch transfer instructions from registered representatives (acting under powers of attorney for multiple contract owners), unless we have entered into a third-party transfer service agreement with the registered representative's broker-dealer firm. If we reject a transfer for any of these reasons, we will notify you of our decision in writing.


    No surrender charge will be assessed when a transfer is made. The date a premium payment was originally credited for the purpose of calculating the surrender charge will remain the same. Currently, there is no charge for transfers; however, we reserve the right to charge a transfer fee of up to $20 per transfer after the first 12 transfers in each contract year to defray administrative costs. Currently, 12 transfers are permitted from the subaccounts and 1 transfer from the GIA; however, we reserve the right to change our policy to limit the number of transfers made during each contract year. There are additional restrictions on transfers from the GIA as described above and in the section titled, "GIA." See the MVA prospectus for information regarding transfers from the MVA.

    We reserve the right to limit the number of subaccounts you may elect to a total of 18 over the life of the contract unless changes in federal and/or state regulation, including tax, securities and insurance law require us to impose a lower limit.

    For contracts issued on or after March 31, 2003, transfers to the GIA are not permitted during the first contract year. After the first Contract Year, a transfer into the GIA will not be permitted if such transfer would cause the percentage of the Contract Value in the GIA to exceed the Maximum GIA Percentage shown on the schedule page.

OPTIONAL PROGRAMS AND RIDERS

DOLLAR COST AVERAGING PROGRAM
    You also may elect to transfer funds automatically among the subaccounts or GIA on a monthly, quarterly, semiannual or annual basis under the Dollar Cost Averaging Program. Generally, the minimum initial and subsequent transfer amounts are $25 monthly, $75 quarterly, $150 semiannually or $300 annually. Also, premium payments of $1,000,000 or more require our approval before we will accept them for processing. You must have an initial value of $2,000 in the GIA or in the subaccount from which funds will be transferred (sending subaccount), and if the value in that subaccount or the GIA drops below the amount to be transferred, the entire remaining balance will be transferred and no more systematic transfers will be processed. Values may be transferred from only one sending subaccount or from the GIA but may be allocated to multiple receiving subaccounts. Under the Dollar Cost Averaging Program, you may transfer approximately equal amounts from the GIA over a period of 6 months or more. Transfers under the Dollar Cost Averaging Program are not subject to the general restrictions on transfers from the GIA. This program is not available for the MVA.

    Upon completion of the Dollar Cost Averaging Program, you must notify us at 800/541-0171 or in writing to our Annuity Operations Division to start another Dollar Cost Averaging Program.

    All transfers under the Dollar Cost Averaging Program will be executed on the basis of values as of the first of the month rather than on the basis of values next determined after receipt of the transfer request. If the first of the month falls on a holiday or weekend, then the transfer will be processed on the next succeeding business day.

    The Dollar Cost Averaging Program is not available to individuals who invest via a bank draft program or while the Asset Rebalancing Program is in effect.

    The Dollar Cost Averaging Program does not ensure a profit nor guarantee against a loss in a declining market. There is no charge associated with participating in this program.

    For contracts issued on or after March 31, 2003, transfers to the GIA under the Dollar Cost Averaging Program are subject to the Maximum GIA Percentage.

    We may at different times offer an Enhanced Dollar Cost Averaging Program. New premium allocated to the GIA for transfer out to the subaccounts under an Enhanced Dollar Cost Averaging Program will be credited with an interest rate higher than the current GIA interest rate. New premium allocated to the GIA for transfer out to the subaccounts under an Enhanced Dollar Cost Averaging Program can only be transferred to the subaccounts and will not be subject to the Maximum GIA Percentage.

ASSET REBALANCING PROGRAM
    Under the Asset Rebalancing Program, we transfer funds among the subaccounts to maintain the percentage allocation you have selected among these subaccounts. At your election, we will make these transfers on a monthly, quarterly, semi-annual or annual basis.

    Asset Rebalancing does not permit transfers to or from the GIA or the MVA.

    The Asset Rebalancing Program does not ensure a profit nor guarantee against a loss in a declining market. There is no cost associated with participating in this program.

SYSTEMATIC WITHDRAWAL PROGRAM
    Prior to the maturity date, you may partially withdraw amounts automatically on a monthly, quarterly, semiannual or annual basis under the Systematic Withdrawal Program.

    The minimum withdrawal amount is $100. Withdrawals will be processed on each monthly contract anniversary and any applicable premium tax and surrender charges will be applied.

    You may start or terminate this program by sending written instructions to our Annuity Operations Division. This program is not available on or after the maturity date.

INTEREST INVESTMENT PROGRAM
    We may at different times offer an Interest Investment Program. Under this program, interest earned on premium allocated to the GIA will automatically be transferred out to any of the subaccounts under the separate account.

    You may elect to transfer interest earned on premium allocated to the GIA on a monthly, quarterly, semiannual or annual basis. The amount that we transfer under the program will be based on the interest earned for the period you elect. We will process the automatic transfers on the first day of the month for the period that applies following our receipt of your transfer request. Should the first day of the applicable month fall on a holiday or weekend, we will process the transfer on the next business day.

    You must have a value of $10,000 in the GIA at all times to keep this program in effect. If the value in the GIA drops below $10,000 for any reason, then no more automatic transfers will be processed under the program. To start or stop the Interest Investment Program, you must notify us at 800/541-0171 or send a written request to our Annuity Operations Division.

    Transfers under the Interest Investment Program are not subject to the general restrictions on transfers from the GIA.

    The Interest Investment Program is not available to individuals who invest via a bank draft program or while the Dollar Cost Averaging Program or Asset Rebalancing Program are in effect.

    The Interest Investment Program does not ensure a profit nor guarantee against a loss in a declining market. There is no charge associated with participating in this program.

GUARANTEED MINIMUM INCOME BENEFIT RIDER ("GMIB")
    This optional rider provides a benefit that guarantees minimum monthly fixed annuity payments. The minimum monthly fixed annuity payment amount is calculated by multiplying the guaranteed annuitization value by the annuity payment option rate for the annuity payment option selected under the rider.

    The benefit provided by this rider will not be available until the later of 7 years after the rider is added to the contract ("rider date") or the contract anniversary following the oldest annuitant's 60th birthday. For example, if you were age 40 when you bought the contract with the rider, the earliest you could exercise the benefit under the rider would be when you reached age 60. While the benefit is available, you can only exercise it within 30 days following any contract anniversary. This benefit will not be available 30 days after the contract anniversary following the oldest annuitant's 90th birthday.

GUARANTEED ANNUITIZATION VALUE
    On and before the contract anniversary following the older annuitant's 85th birthday, the guaranteed annuitization value shall be equal to the lesser of (i) the sum of (A plus B) minus (C plus D), or (ii) 200% of all premium payments minus the sum of the guaranteed annuitization value reductions, where:

    A= the contract value on the rider date accumulated at an effective annual rate (as determined below in the provision entitled "Effective Annual Rate") starting on the rider date and ending on the date the guaranteed annuitization value is calculated.

    B= the sum of premium payments made after rider date minus any taxes paid, accumulated at an effective annual rate starting on the date each premium payment is applied to the contract and ending on the date the guaranteed annuitization value is calculated.

    C= the sum of the guaranteed annuitization value reductions, accumulated at an effective annual rate starting on the date each withdrawal occurs and ending on the date the guaranteed annuitization value is calculated.

    D=   any tax that may be due.

    After the contract anniversary following the older annuitant's 85th birthday, the guaranteed annuitization value shall equal the lesser of
(i) (A plus B) minus (C plus D), or (ii) 200% of all premium payments minus the sum of the guaranteed annuitization value reductions, where:

    A= the guaranteed annuitization value on the contract anniversary following the older annuitant's 85th birthday.

    B= the sum of premium payments made after the contract anniversary following the older annuitant's 85th birthday.

    C= the sum of the guaranteed annuitization value reductions determined for withdrawals occurring after the contract anniversary following the older annuitant's 85th birthday.

    D=   any tax that may be due.

GUARANTEED ANNUITIZATION VALUE REDUCTION
    A guaranteed annuitization value reduction is an amount determined for each withdrawal that occurs on or after the rider date. The reduction is equal to the guaranteed annuitization value immediately prior to a withdrawal, multiplied by the percentage reduction in contract value as a result of the withdrawal.

EFFECTIVE ANNUAL RATE
    On the rider date, we will set the effective annual rate of accumulation to 5%. After the first contract year, this rate may be adjusted based on the value of the Guaranteed Interest Account (GIA) in relation to the total contract value as described below:

    After the first contract year, we will reset the effective annual rate to 0% if the value of the GIA is greater than 40% of the total contract value on any of the following dates:

1. each date we process a premium payment.
2. each date we process a transfer.
3. each date we process a withdrawal.

    Subsequently, we will raise the effective annual rate to 5% if the current effective annual rate is equal to 0% and the value of the GIA is less than or equal to 40% of the total contract value on any of the following dates:

1. each date we process a premium payment.
2. each date we process a transfer.
3. each date we process a withdrawal.
4. each contract anniversary.

RIDER FEE

    For contracts issued before September 8, 2003, the fee for this rider is equal to 0.40% multiplied by the guaranteed annuitization value on the date the rider fee is deducted. For contracts issued on or after September 8, 2003, and subject to state insurance department approval, the fee for this rider is equal to 0.60% multiplied by the guaranteed annuitization value on the date the rider fee is deducted. We will deduct the rider fee on each contract anniversary that this rider is in effect and upon full surrender of the contract. The rider fee will be deducted from the total contract value with each subaccount, GIA and MVA, if available, bearing a pro rata share of such fee based on the proportionate contract value of each subaccount, GIA and MVA. We will waive the rider fee if the contract value on any contract anniversary is greater than twice the guaranteed annuitization value.


TERMINATION OF THIS RIDER

    You may not terminate this rider by request. This rider will terminate on the first of any of the following events to occur:


1. the 30th day after the last contract anniversary that occurs after the oldest annuitant's 90th birthday;

2.  the termination of the contract to which this rider is attached;

3. the date a death benefit becomes payable under the contract to which this rider is attached;

4. the date annuity payments commence under the contract to which this rider is attached; and

5. the death of the last surviving annuitant or joint annuitant named under this rider.

GMIB ANNUITY PAYMENT OPTIONS
    Under this rider, you may only elect one of the following annuity payment options:

    GMIB OPTION A - LIFE ANNUITY WITH SPECIFIED PERIOD CERTAIN: a fixed annuity payable monthly while the annuitant named under this rider is living or, if later, until the end of the specified period certain. The period certain may be specified as 5 or 10 years. The period certain must be specified on the date the benefit is exercised. If the annuitant dies prior to the end of the period certain, the remaining period certain annuity payments will continue. No monthly payment, death benefit or refund is payable if any annuitant dies after the end of the period certain. This option is not available if the life expectancy of the annuitant is less than the period certain on the date the benefit is exercised.

    GMIB OPTION B - NON-REFUND LIFE ANNUITY: a fixed annuity payable monthly while any annuitant named under this rider is living. No monthly payment, death benefit or refund is payable after the death of the annuitant.

    GMIB OPTION D - JOINT AND SURVIVORSHIP LIFE ANNUITY: in addition to other applicable restrictions, a fixed annuity payable monthly while either the annuitant or joint annuitant named under this rider is living. This option is only available if the annuitant and joint annuitant named under this rider are both alive on the date the benefit is exercised. No monthly payment, death benefit or refund is payable after the death of the surviving annuitant.

    GMIB OPTION F - JOINT AND SURVIVORSHIP LIFE ANNUITY WITH 10-YEAR PERIOD
CERTAIN: in addition to other applicable restrictions, a fixed annuity payable monthly while either the annuitant or joint annuitant named under this rider is living, or if later, the end of 10 years. This option is only available if the annuitant and joint annuitant named under this rider are both alive on the date the benefit is exercised. If the surviving annuitant dies prior to the end of the 10-year period certain, the remaining period certain annuity payments will continue. No monthly payment, death benefit or refund is payable if the surviving annuitant dies after the end of the 10-year period certain. This option is not available if the life expectancy of the older annuitant is less than 10 years on the date the benefit is exercised.
--------------------------------------------------------------------------------
                    IMPORTANT INFORMATION REGARDING THE GMIB

    While the GMIB does provide guaranteed minimum fixed annuity payments, it may not be appropriate for all investors and should be understood completely before you elect it.

o The GMIB does not provide contract value or in any way guarantee the investment performance of any investment option available under the contract.

o The minimum monthly fixed annuity payment amount provided by the GMIB may be less than the annuity payment amount under the contract even if the guaranteed annuitization value is greater than the contract value.

o   The GMIB is irrevocable once elected.

o You may not change any annuitant or joint annuitant while the GMIB is in effect.

o The GMIB does not restrict or limit your right to annuitize at other times permitted under the contract, but doing so will terminate the GMIB.

o You should consult with a qualified financial advisor if you are considering the GMIB.

o The GMIB is only available if approved in your state and if we offer it for use with the contract.
--------------------------------------------------------------------------------

SURRENDER OF CONTRACT; PARTIAL WITHDRAWALS
    If the owner is living, amounts held under the contract may be withdrawn in whole or in part prior to the maturity date, or after the maturity date under Annuity Payment Options K or L. Prior to the maturity date, you may withdraw up to 10% of the contract value in a contract year, either in a lump sum or by multiple scheduled or unscheduled partial withdrawals, without the imposition of a surrender charge. During the first contract year, the 10% withdrawal without a surrender charge will be determined based on the contract value at the time of the first partial withdrawal. In all subsequent years, the 10% will be based on the previous contract anniversary value. A signed written request for withdrawal must be sent to our Annuity Operations Division. If you have not yet reached age 59 1/2, a 10% penalty tax may apply on taxable income withdrawn. See "Federal Income Taxes."

    The appropriate number of accumulation units of a subaccount will be redeemed at their value next determined after the receipt by our Annuity Operations Division of a written notice in a form satisfactory to us. Accumulation units redeemed in a partial withdrawal from multiple subaccounts will be redeemed on a pro rata basis unless you designate otherwise. Contract values in the GIA or MVA will also be withdrawn on a pro rata basis unless you designate otherwise. Withdrawals from the MVA may be subject to the market value adjustment. See the MVA prospectus. The resulting cash payment will be made in a single sum, ordinarily within seven days after receipt of such notice. However, redemption and payment may be delayed under certain circumstances. See "Payment Deferral." There may be adverse tax consequences to certain surrenders and partial withdrawals. See "Surrenders or Withdrawals Prior to the Contract Maturity Date." Certain restrictions on redemptions are imposed on contracts used in connection with Internal Revenue Code Section 403(b) plans. Although loans are available under 403(b) plans only, certain limitations may apply. See "Qualified Plans--Tax Sheltered Annuities." A deduction for surrender charges may be imposed on partial withdrawals from, and complete surrender of, a contract. See "Surrender Charges." Any surrender charge imposed is deducted from amounts withdrawn. The surrender charge is calculated on a first-in, first-out basis. In other words, we calculate your surrender charge by assuming your withdrawal is applied to premium payments in the order your premium payments were received.

    Requests for partial withdrawals or full surrenders should be mailed to our Annuity Operations Division.

CONTRACT TERMINATION
    The contract will terminate without value, if on any valuation the contract value is zero. PHL Variable will notify you in writing that the contract has terminated.

PAYMENT UPON DEATH BEFORE MATURITY DATE

WHEN IS THE DEATH BENEFIT PAYABLE?
    A death benefit is payable when the owner (or primary annuitant when the contract is owned by a non-natural person) dies. If there is more than one owner, a death benefit is payable upon the first owner to die.

WHO RECEIVES PAYMENT?
o   DEATH OF AN OWNER
    If the owner dies before the contract maturity date, the death benefit will be paid to the beneficiary.

o   DEATH OF AN OWNER - MULTIPLE OWNERS
    If one of the owners dies prior to the maturity date, the death benefit will be paid to the surviving owner(s), if any, who will be deemed to be the designated beneficiary(s).

o   DEATH OF AN ANNUITANT WHO IS NOT THE OWNER
    If the owner and the annuitant are not the same individual and the annuitant dies prior to the maturity date, the owner becomes the annuitant, unless the owner appoints a new annuitant. If a joint annuitant dies prior to the maturity date, the owner may appoint a new joint annuitant. The death of the annuitant or joint annuitant will not cause the death benefit to be paid.

o   SPOUSAL BENEFICIARY CONTRACT CONTINUANCE
    If the spouse of a deceased owner, as designated beneficiary, is entitled to receive all or some portion of the death benefit amount, the spouse may elect to continue the contract as the new owner. This election is only allowed prior to the maturity date and can be elected only one time. When the spouse elects to continue the contract, the death benefit amount that the spouse is entitled to receive will become the new contract value for the continued contract and the current death benefit option will remain in effect.

o   OWNERSHIP OF THE CONTRACT BY A NON-NATURAL PERSON
    If the owner is not an individual, and the primary annuitant dies before the maturity date, we will pay the death benefit to the owner.

WHAT IS THE DEATH BENEFIT AMOUNT?
    The owner shall elect any of the available death benefit options at the time of the initial premium payment. If no option is elected, Death Benefit Option 1 will apply.

o   DEATH BENEFIT OPTION 1--RETURN OF PREMIUM
    Upon the death of the owner (or if there is more than one owner, on the death of the owner who dies first), the death benefit is the greater of:

        a) the sum of all of premium payments, less adjusted partial withdrawals (as defined below); or
        b)  the contract value on the claim date.

o   DEATH BENEFIT OPTION 2--ANNUAL STEP-UP
    This death benefit is based on the age of the owner. If there is more than one owner, it is based upon the age of the eldest owner at issue.

    Upon the death of the owner who has not attained age 80, the death benefit is the greater of:

        a) the sum of all premium payments, less adjusted partial withdrawals (as defined below); or
        b)  the contract value on the claim date; or
        c)  the annual step-up amount (as defined below).

    Upon the death of the owner who has attained age 80, the death benefit is the greater of:

        a) the death benefit in effect at the end of the contract year prior to the owner turning age 80, plus the sum of all premium payments less adjusted partial withdrawals (as defined below) made since the end of the contract year prior to the owner reaching age 80; or
        b)  the contract value on the claim date.

    If the owner is not an individual, the age of the primary annuitant will be used to calculate the death benefit amount. If the spouse elects to continue the contract under Death Benefit Option 2, the death benefit will be calculated using the surviving spouse's attained age. If we grant your request to change ownership, Death Benefit Option 1 shall apply, unless we agree otherwise.

    Adjusted Partial Withdrawals: The result of multiplying the ratio of the partial withdrawal to the contract value and the death benefit (prior to the withdrawal) on the withdrawal date.

    Annual Step-up Amount: In the first contract year the step-up amount is equal to 100% of premium payments less adjusted partial withdrawals. After that, in any following contract year the step-up amount equals the greater of (1) the step-up amount at the end of the prior contract year, plus any premium payments made since the end of the prior contract year, less any adjusted partial withdrawals made since the end of the prior year; or (2) the contract value.

o   DEATH BENEFIT OPTION 3--RELIEF AMOUNT
    The availability of this option is subject to state approval.

    This death benefit is based on the age of the owner. If there is more than one owner, it is based upon the age of the eldest owner at issue. This option is available only for owners less than age 76.

    Upon the death of the owner who has not attained age 70 on the contract date, the death benefit is the greater of:

        a) the sum of all of premium payments, less adjusted partial withdrawals (as defined above); or

        b) the contract value on the claim date plus 40% of the relief amount (as defined below).

    Upon death of the owner who has attained age 70, but is less than 76 on the contract date, the death benefit is the greater of:

        a) the sum of all of premium payments, less adjusted partial withdrawals (as defined above); or

        b) the contract value on the claim date plus 25% of the relief amount (as defined below).

    If the owner is not an individual, the age of the primary annuitant will be used to calculate the death benefit amount. If the spouse elects to continue the contract under Death Benefit Option 3, we will calculate the death benefit using the surviving spouse's attained age as of the date we continue the contract.

    ACCUMULATION ENHANCEMENT
    Death Benefit Option 3 includes an accumulation enhancement. This enhancement provides monetary assistance during confinement in an assisted care living facility or nursing home if the following conditions are met:

    o 120 consecutive days of confinement prior to the maturity date, after the first contract year; and the 120 days must occur prior to age 91.

    The enhancement provides:

    o that we will pay 40% of the relief amount (if the owner has not attained age 70 on the contract date) or 25% of the relief amount (if the owner is between the ages of 70-75 on the contract date);

    o that the amount we pay under this enhancement will not be paid in a lump sum but will be credited to the contract value over a period of 50 months, in the amount of 2% per month, while the owner is alive;

    o that even if the owner is dismissed from the facility/ nursing home prior to the 50 months expiring, we will continue to increase the contract value for 50 months;

    o that the maximum amount we will pay under this enhancement (and all similar enhancements issued by us or an affiliated company) for the owner is $750,000; and

    o this benefit is separate from the relief amount that is calculated at death.

    The monthly benefit payments will be added to the contract value according to the current allocation schedule on file. The owner can remove the payments from the contract value via partial withdrawals and surrender charges will be waived.

    Relief Amount: the relief amount is equal to the contract value less modified premium payments not to exceed the following maximum amount:

    o When the age of the eldest owner on the contract date is less than 70, the maximum relief amount equals 200% multiplied by:

       1) the sum of modified premium payments (made prior to the date of the death benefit calculation) minus

       2) the sum of premium payments (made during the prior 12 months of the death benefit calculation date) minus

       3) the sum of monthly benefits (as defined below) credited to the contract value.

    o When the eldest owner on the contract date is between the ages of 70 - 75, the maximum relief amount equals 100% multiplied by:

       1) the sum of modified premium payments (made prior to the date of the death benefit calculation) minus

       2) the sum of premium payments (made during the 12 months prior to the death benefit calculation date) minus

       3) the sum of monthly benefits (as defined below) credited to the contract value.

    Modified Premium Payments: equals the sum of all premium payments plus monthly benefits (as defined below), if any, minus the amount that each partial withdrawal exceeds the difference between the contract value and the modified premium payments prior to the partial withdrawal. If there are no partial withdrawals or the partial withdrawal does not exceed the difference, the value is zero.

    Monthly Benefit: is the monthly amount credited to the contract value when a claim under the Accumulation Enhancement is being paid.

    Death benefit proceeds will be payable in a single lump sum or, if the recipient chooses, in the form of an annuity option. Any such annuity option is subject to all restrictions (including minimum amount requirements) as are other annuities under this contract. In addition, there may be legal requirements that limit the recipient's annuity options and the timing of payments. See "Distributions at Death" under "Federal Income Taxes." A recipient should consult a qualified tax adviser before electing to receive an annuity.


    Depending upon state law, the amounts paid to the owner may avoid probate and the death benefit may be reduced by any tax due. For more information, see "Tax." and "Distribution at Death" under "Federal Income Taxes."


    We reserve the right to discontinue offering any one of the available death benefit options in the future.

THE ANNUITY PERIOD
--------------------------------------------------------------------------------
    The annuity period begins after the accumulation period of the contract, when annuity payments are made to you.

ANNUITY PAYMENTS

    Annuity payments will begin on the contract's maturity date if the owner is alive and the contract is still in force. Beginning on the maturity date, investment in the Separate Account is continued unless a fixed payment annuity is selected. No surrender charge is taken. If you have not selected an annuity payment option by the maturity date, the default is Annuity Payment Option I--Variable Life Annuity with 10-Year Period Certain. For more information, see "Annuity Payment Options."


    If the amount to be applied on the maturity date is less than $2,000, we may pay such amount in one lump sum in lieu of providing an annuity. If the initial monthly annuity payment under an annuity payment option would be less than $20, we may make a single sum payment equal to the total contract value on the date the initial annuity payment would be payable, or make periodic annuity payments quarterly, semiannually or annually in place of monthly annuity payments.

    Your contract specifies a maturity date at the time of its issuance. However, you may subsequently elect a different maturity date. The maturity date may not be earlier than the first contract anniversary. The latest maturity date is the contract anniversary nearest the annuitant's 95th birthday or ten years from the contract date, unless agreed otherwise. Generally, under qualified plans, the maturity date must be such that distributions begin no later than April 1st of the calendar year following the later of: (a) the year in which the employee attains age 70 1/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to an Individual Retirement Annuity ("IRA").

    The maturity date election must be made by written notice and must be received by our Annuity Operations Division 30 days before the provisional maturity date. If you do not elect a maturity date, which is different from the provisional maturity date, the provisional maturity date becomes the maturity date. Particular care should be taken in electing the maturity date of a contract issued under a Tax Sheltered Annuity (TSA), a Keogh Plan or an IRA plan. For more information, see "Tax Sheltered Annuities," "Keogh Plans" and "Individual Retirement Accounts."

ANNUITY PAYMENT OPTIONS
    Unless an alternative annuity payment option is elected on or before the maturity date, the amounts held under a contract on the maturity date will be applied to provide a Variable Life Annuity with 10-Year Period Certain (Option
I) as described below. Instead of Option I, you may, by sending a written request to our Annuity Operations Division on or before the maturity date of the contract, elect any of the other annuity payment options described below. After the first annuity payment, you may not change the elected annuity payment option. No surrender charge will be assessed under any annuity payment option, unless unscheduled withdrawals are made under Annuity Payment Options K or L. The MVA will apply to any amounts held in the MVA that we applied to any annuity payment option. See the MVA prospectus for more information.

    With the exception of the Fixed Annuity Payment Options and Annuity Payment Option L, each annuity payment will be based upon the value of the annuity units credited to the contract. The number of annuity units in each subaccount to be credited is based on the value of the accumulation units in that subaccount and the applicable annuity payment rate. The contract is issued with guaranteed minimum annuity payment rates, however, if the current rate is higher, we'll apply the higher rate. The annuity payment rate differs according to the annuity payment option selected and the age of the annuitant(s). The annuity payment rate is applied and will determine all annuity payments for the fixed annuity payment options and the first annuity payment for the variable annuity payment options. The value of the annuity units will vary with the investment performance of each subaccount to which annuity units are credited. The initial annuity payment will be calculated based on an assumed investment return of 4.5% per year. This rate is a fulcrum return around which variable annuity payments will vary to reflect whether actual investment experience of the subaccount is better or worse than the assumed investment return. The assumed investment return and the calculation of variable annuity payments for a 10-year period certain variable payment life annuity and for Annuity Payment Options J and K as described below and in the contract and SAI.

    The level of annuity payments payable under the following annuity payment options is based upon the option selected. In addition, factors such as the age at which annuity payments begin, the form of annuity, annuity payment rates, assumed investment rate (for variable annuity payments) and the frequency of annuity payments will effect the level of annuity payments. The assumed investment rate is 4.5% per year. We use this rate to determine the first annuity payment under Variable Annuity Payment Options I, J, K, M and N. Under Option L, We determine the amount of the annual distribution by dividing the amount of Contract Value as of the payment calculation date by the life expectancy of the Annuitant or the joint life expectancy of the Annuitant and Joint Annuitant at that time.

    We deduct a daily charge for mortality and expense risks and a daily administrative fee from contract values held in the subaccounts. For more information, see "Charges For Mortality and Expense Risks" and "Charges for Administrative Services." Therefore, electing Option K will result in a deduction being made even though we assume no mortality risk under that option.

    The following are descriptions of the annuity payment options available under a contract. These descriptions should allow you to understand the basic differences between the options, however, you should contact our Annuity Operations Division well in advance of the date you wish to elect an option to obtain estimates of annuity payments under each option.

OPTION A--LIFE ANNUITY WITH SPECIFIED PERIOD
    A fixed payout annuity payable monthly while the annuitant is living or, if later, the end of the specified period certain. The period certain may be specified as 5, 10, or 20 years. The period certain must be specified at the time this option is elected.

OPTION B--NON-REFUND LIFE ANNUITY
     A fixed payout annuity payable monthly while the annuitant is living. No monthly payment, death benefit or refund is payable after the death of the annuitant.

OPTION C--[RESERVED]

OPTION D--JOINT AND SURVIVOR LIFE ANNUITY
     A fixed payout annuity payable monthly while either the annuitant or joint annuitant is living. You must designate the joint annuitant at the time you elect this option. The joint annuitant must be at least age 40 on the first payment calculation date.

OPTION E--INSTALLMENT REFUND LIFE ANNUITY
    A fixed payout annuity payable monthly while the annuitant is living. If the annuitant dies before the annuity payments made under this option total an amount which refunds the entire amount applied under this option, we will make a lump sum payment equal to the entire amount applied under this option less the sum of payments already made.

OPTION F--JOINT AND SURVIVOR LIFE ANNUITY WITH 10-YEAR PERIOD CERTAIN
    A fixed payout annuity payable monthly while either the annuitant or joint annuitant is living, or if later, the end of 10 years. You must designate the joint annuitant at the time you elect this option. The joint annuitant must be at least age 40 on the first payment calculation date.

OPTION G--PAYMENTS FOR SPECIFIED PERIOD
    A fixed payout annuity payable monthly over a specified period of time. Payments continue whether the annuitant lives or dies. The specified period must be in whole numbers of years from 5 to 30, but cannot be greater than 100 minus the age of the annuitant. However, if the beneficiary of any death benefits payable under this contract elects this payment option, the period selected by the beneficiary may not extend beyond the life expectancy of such beneficiary.

OPTION H--PAYMENTS OF SPECIFIED AMOUNT
    Equal income installments of a specified amount are paid until the principal sum remaining under this option from the amount applied is less than the amount of the installment. When that happens, the principal sum remaining will be paid as a final payment. The amount specified must provide for payments for a period of at least 5 years.

OPTION I--VARIABLE LIFE ANNUITY WITH 10-YEAR PERIOD CERTAIN
    A variable payout annuity payable monthly while the Annuitant is living or, if later, for ten years. If the beneficiary of any death benefits payable under this contract elects this option, the period certain will equal the shorter of 10 years or the life expectancy of such beneficiary.

OPTION J--JOINT SURVIVOR VARIABLE LIFE ANNUITY WITH 10-YEAR PERIOD CERTAIN
    A variable payout annuity payable monthly while either the annuitant or joint annuitant is living, or if later, the end of 10 years. You must designate the joint annuitant at the time you elect this option. The joint annuitant must be at least age 40 on the first payment calculation date. This option is not available for the payment of any death benefit under this contract.

OPTION K--VARIABLE ANNUITY FOR A SPECIFIED PERIOD
    A variable payout annuity payable monthly over a specified period of time. Payments continue whether the annuitant lives or dies. The specified period must be in whole numbers of years from 5 to 30, but cannot be greater than 100 minus the age of the annuitant. However, if the beneficiary of any death benefits payable under this contract elects this payment option, the period selected by the beneficiary may not extend beyond the life expectancy of such beneficiary. This option also provides for unscheduled withdrawals. An unscheduled withdrawal will reduce the number of fixed annuity units in each subaccount and affect the amount of future payments.

OPTION L--VARIABLE LIFE EXPECTANCY ANNUITY
    This option provides a variable income which is payable over the annuitant's annually recalculated life expectancy or the annually recalculated life expectancy of the annuitant and joint annuitant. This option also provides for unscheduled withdrawals. An unscheduled withdrawal will reduce the contract value and affect the amount of future payments. Upon the death of the annuitant (and joint annuitant, if applicable), any remaining contract value will be paid in a lump sum to the beneficiary.

OPTION M--UNIT REFUND VARIABLE LIFE ANNUITY
    This option provides variable monthly payments as long as the annuitant lives. In the event of the death of the annuitant, the monthly payments will stop and the beneficiary will receive a lump sum payment equal to the value of the remaining annuity units. This value is equal to the sum of the number of remaining annuity units for each subaccount multiplied by the current annuity unit value for that subaccount. The number of remaining annuity units for each subaccount will be calculated as follows:

1. the net amount in the subaccount applied under this option on the first payment calculation date divided by the corresponding annuity unit value on that date, minus
2. the sum of the annuity units released from the subaccount to make the payments under this option.

You may not transfer any assets under Annuity Payment Option M, unless we agree otherwise.

OPTION N--VARIABLE NON-REFUND LIFE ANNUITY
    A variable payout annuity payable monthly while the annuitant is living. No monthly payment, death benefit or refund is payable after the death of the annuitant.

OTHER OPTIONS AND RATES
    We may offer other annuity payment options at the time a contract reaches its maturity date. In addition, in the event that annuity payment rates for contracts are at that time more favorable than the applicable rates guaranteed under the contract, the then current settlement rates shall be used in determining the amount of any annuity payment under the Annuity Payment Options above.

OTHER CONDITIONS
    Federal income tax requirements currently applicable to most qualified plans provide that the period of years guaranteed under joint and survivorship annuities with specified periods certain (see "Option F" and "Option J" above) cannot be any greater than the joint life expectancies of the payee and his or her spouse.

    Federal income tax requirements also provide that participants in regular or SIMPLE IRAs must begin minimum distributions by April 1 of the year following the year in which they attain age 70 1/2. Minimum distribution requirements do not apply to Roth IRAs. Distributions from qualified plans generally must begin by the later of actual retirement or April 1 of the year following the year participants attain age 70 1/2. Any required minimum distributions must be such that the full amount in the contract will be distributed over a period not greater than the participant's life expectancy or the combined life expectancy of the participant and his or her spouse or designated beneficiary. Distributions made under this method are generally referred to as Life Expectancy Distributions ("LEDs"). An LED program is available to participants in qualified plans or IRAs. Requests to elect this program must be made in writing.

    Under the LED program, regardless of contract year, amounts up to the required minimum distribution may be withdrawn without a deduction for surrender charges, even if the minimum distribution exceeds the 10% allowable amount. See "Surrender Charges." Any amounts withdrawn that have not been held under a contract for at least six years and are in excess of both the minimum distribution and the 10% free available amount, will be subject to any applicable surrender charge.

    If the initial monthly annuity payment under an annuity payment option would be less than $20, we may make a single sum payment equal to the contract value on the date the initial annuity payment would be payable, in place of all other benefits provided by the contract, or, may make periodic annuity payments quarterly, semiannually or annually in place of monthly annuity payments.

    Currently, transfers between subaccounts are available for amounts allocated to any of the variable annuity payment options except Annuity Payment Option M.

PAYMENT UPON DEATH AFTER MATURITY
    If an owner dies on or after the maturity date and there is no surviving owner, any remaining certain period annuity payments will be paid to the beneficiary under the annuity payment option in effect on the date of death. Payments may not be deferred or otherwise extended. If there is a surviving owner, the payments continue as if there had been no death.

    If the annuitant and joint annuitant, if any, die and are survived by any owner(s), any remaining certain period annuity payments will be paid to such owner(s). Payments will continue under the annuity payment option in effect at the date of death and may not be deferred or otherwise extended.

VARIABLE ACCOUNT VALUATION PROCEDURES
--------------------------------------------------------------------------------


VALUATION DATE
    A valuation date is every day the New York Stock Exchange ("NYSE") is open for trading and we are open for business. However, transaction processing may be postponed for the following reasons:

1. the NYSE is closed or may have closed early; 2. the SEC has determined that a state of emergency exists; or
3. on days when a certain market is closed (e.g., the U.S. Government bond market is closed on Columbus Day and Veteran's Day).

    The NYSE Board of Directors reserves the right to change the NYSE schedule as conditions warrant. On each valuation date, the value of the Separate Account is determined at the close of the NYSE (usually 4:00 p.m. eastern time). The NYSE is scheduled to be closed on the following days:

 ========================================================
    New Year's Day                    Independence Day
 --------------------------------------------------------
    Martin Luther King, Jr. Day       Labor Day
 --------------------------------------------------------
    Washington's Birthday             Thanksgiving Day
 --------------------------------------------------------
    Good Friday                       Christmas Day
 --------------------------------------------------------
    Memorial Day
 ========================================================


VALUATION PERIOD
    Valuation period is that period of time from the beginning of the day following a valuation date to the end of the next following valuation date.

ACCUMULATION UNIT VALUE
    The value of one accumulation unit was set at $1.000 on the date assets were first allocated to a subaccount. The value of one accumulation unit on any subsequent valuation date is determined by multiplying the immediately preceding accumulation unit value by the applicable net investment factor for the valuation period ending on such valuation date. After the first valuation period, the accumulation unit value reflects the cumulative investment experience of that subaccount.

NET INVESTMENT FACTOR
    The net investment factor for any valuation period is equal to 1.000 plus the applicable net investment rate for such valuation period. A net investment factor may be more or less than 1.000 depending on whether the assets gained or lost value that day. To determine the net investment rate for any valuation period for the funds allocated to each subaccount, the following steps are taken: (a) the aggregate accrued investment income and capital gains and losses, whether realized or unrealized, of the subaccount for such valuation period is computed, (b) the amount in (a) is then adjusted by the sum of the charges and credits for any applicable income taxes and the deductions at the beginning of the valuation period for mortality and expense risk fees and daily administration fee, and (c) the results of (a) as adjusted by (b) are divided by the aggregate unit values in the subaccount at the beginning of the valuation period.

MISCELLANEOUS PROVISIONS
--------------------------------------------------------------------------------
ASSIGNMENT
    Owners of contracts issued in connection with non-tax qualified plans may assign their interest in the contract to a spouse or a grantor trust. A written notice of such assignment must be filed with our Annuity Operations Division before it will be honored.

    A pledge or assignment of a contract is treated as payment received on account of a partial surrender of a contract. For more information, see "Surrenders or Withdrawals Prior to the Contract Maturity Date." Transfer of ownership will nullify the original death benefit option and the death benefit option will become Death Benefit Option 1.

    In order to qualify for favorable tax treatment, contracts issued in connection with tax qualified plans may not be sold, assigned, discounted or pledged as collateral for a loan or as security for the performance of an obligation, or for any other purpose, to any person other than to us.

PAYMENT DEFERRAL
    Payment of the contract value in a single sum upon a partial withdrawal or full surrender of the contract will ordinarily be made within 7 days after receipt of the written request by our Annuity Operations Division. However, we may postpone payment of the value of any accumulation units at times (a) when the NYSE is closed, other than customary weekend and holiday closings, (b) when trading on the NYSE is restricted, (c) when an emergency exists as a result of which disposal of securities in the series is not reasonably practicable or it is not reasonably practicable to determine the contract value or (d) when a governmental body having jurisdiction over us by order permits such suspension. Rules and regulations of the SEC, if any, are applicable and will govern as to whether conditions described in (b), (c) or (d) exist.

FREE LOOK PERIOD

    We may mail the contract to you or we may deliver it to you in person. You may return a contract for any reason within ten days after you receive it and receive in cash the adjusted contract value less any charges. (A longer Free Look Period may be required by your state.) You may receive more or less than the initial premium payment depending on investment experience within the subaccounts during the Free Look Period. If a portion or all of your initial premium payment has been allocated to the GIA, we also will refund any earned interest. If a portion or all of your initial premium payment has been allocated to the MVA, we will apply the Market Value Adjustment that can increase or decrease your initial premium payment. If applicable state law requires, we will return the full amount of any premium payments we received.

    During periods of extreme market volatility, we reserve the right to make the Temporary Money Market Allocation Amendment available. We will generally allocate the premium payment, less applicable charges, according to your instructions when we receive your completed application. We may issue some contracts with a Temporary Money Market Allocation Amendment. Under this amendment we allocate the net premium payment and the net of the other premium payments paid during your Free Look Period to the Phoenix-Goodwin Money Market Subaccount. When your Free Look Period expires we allocate the contract value among the subaccounts, the GIA and/or MVA according to your instructions. We may use the Temporary Money market Allocation Amendment depending on the state of issue and under contain other circumstances.


AMENDMENTS TO CONTRACTS
    Contracts may be amended to conform to changes in applicable law or interpretations of applicable law, or to accommodate design changes. Changes in the contract may need to be approved by contract owners and state insurance departments. A change in the contract that necessitates a corresponding change in the prospectus or the SAI must be filed with the SEC.

SUBSTITUTION OF FUND SHARES
    If, in the judgment of PHL Variable's management, one or more of the funds becomes unsuitable for investment by contract owners, we reserve the right to substitute accumulation units of another subaccount for accumulation units already purchased or to be purchased in the future by premium payments under this contract. Any substitution will be subject to approval by the SEC, if required, and where required, one or more state insurance departments.

OWNERSHIP OF THE CONTRACT
    Ordinarily, the purchaser of a contract is both the owner and the annuitant and is entitled to exercise all the rights under the contract. However, the owner may be an individual or entity other than the annuitant. More than one owner may own a contract as joint owner. Transfer of the ownership of a contract may involve federal income tax consequences, and a qualified advisor should be consulted before any such transfer is attempted.


FEDERAL INCOME TAXES

--------------------------------------------------------------------------------
INTRODUCTION

    The contracts are designed for use with retirement plans which may or may not be tax-qualified plans ("qualified plans") under the provisions of the Internal Revenue Code of 1986, (the "Code"). The ultimate effect of federal income taxes on the amounts held under a contract, on annuity payments and on the economic benefits of the contract owner, annuitant or beneficiary depends on our income tax status, on the type of retirement plan for which the contract is purchased, and upon the income tax and employment status of the individual concerned.

    The following discussion is general in nature and is not intended as tax advice. The income tax rules are complicated and this discussion is intended only to make you aware of the issues. Each person concerned should consult a professional tax advisor. No attempt is made to consider any estate or inheritance taxes or any applicable state, local or other tax laws. Moreover, the discussion is based upon our understanding of the federal income tax laws as they are currently interpreted. No representation is made regarding the likelihood of continuation of the federal income tax laws or the current interpretations by the Internal Revenue Service (the "IRS"). We do not guarantee the tax status of the contracts or any transactions involving the contracts. Purchasers bear the complete risk that the contracts may not be treated as "annuity contracts" under federal income tax laws. For a discussion of federal income taxes as they relate to the funds, please see the fund prospectuses.


INCOME TAX STATUS

    We are taxed as a life insurance company under Part 1 of Subchapter L of the Code. Since the Separate Account is not a separate entity from PHL Variable and its operations form a part of PHL Variable, it will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains on the assets of the Separate Account are reinvested and taken into account in determining the contract value. Under existing federal income tax law, the Separate Account's investment income, including realized net capital gains, is not taxed to us. We reserve the right to make a deduction for taxes should they be imposed on us with respect to such items in the future.

TAXATION OF ANNUITIES IN GENERAL--NONQUALIFIED PLANS
    Section 72 of the Code governs taxation of annuities. In general, a contract owner is not taxed on increases in value of the units held under a contract until some form of distribution is made. However, in certain cases the increase in value may be subject to tax currently. In the case of contracts not owned by natural persons, see "Contracts Owned by Non-Natural Persons." In the case of contracts not meeting the diversification requirements, see "Diversification Standards."

    As the owner of the contract, you may elect one of the available death benefit guarantees under the contract. One or more of the options available may, in some cases, exceed the greater of the sum of premium payments or the contract value. The IRS may take the position with respect to these death benefit guarantees that they are not part of the annuity contract. In such a case, the charges against the cash value of the annuity contract or charges withheld from a rollover for the benefits would be considered distributions subject to tax, including penalty taxes, and charges withheld from purchase payments for the contract would not be deductible. If the IRS were to take this position, we would take all reasonable steps to avoid this result, which would include the right to amend the contract, with appropriate notice to you. You should consult with your tax advisor before electing a death benefit guarantee under this contract or any amendments, benefits or endorsements to the contract.

SURRENDERS OR WITHDRAWALS PRIOR TO THE CONTRACT MATURITY DATE
    Code Section 72 provides that a withdrawal or surrender of the contract prior to the contract maturity date will be treated as taxable income to the extent the amounts held under the contract exceed the "investment in the contract." The "investment in the contract" is that portion, if any, of purchase payments by or on behalf of an individual under a contract that have not been excluded from the individual's gross income. The taxable portion is taxed as ordinary income in an amount equal to the value of the amount received in excess of the "investment in the contract" on account of a withdrawal or surrender of a contract. For purposes of this rule, a pledge or assignment of a contract is treated as a payment received on account of a withdrawal from a contract.

SURRENDERS OR WITHDRAWALS ON OR AFTER THE CONTRACT MATURITY DATE
    Upon receipt of a lump sum payment under the contract, the recipient is taxed on the portion of the payment that exceeds the investment in the contract. Ordinarily, such taxable portion is taxed as ordinary income.

    For fixed annuity payments, the taxable portion of each payment is determined by using a formula known as the "exclusion ratio," which establishes the ratio that the investment in the contract bears to the total expected amount of annuity payments for the term of the contract. That ratio is then applied to each payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxed as ordinary income. For variable annuity payments, the taxable portion is determined by a formula that establishes a specific dollar amount of each payment that is not taxed. The dollar amount is determined by dividing the investment in the contract by the total number of expected periodic payments. The remaining portion of each payment is taxed as ordinary income. Once the excludable portion of annuity payments equals the investment in the contract, the balance of the annuity payments will be fully taxable. For certain types of qualified plans, there may be no investment in the contract resulting in the full amount of the payments being taxable. A simplified method of determining the exclusion ratio is effective with respect to qualified plan annuities started after November 18, 1996.


    Withholding of federal income taxes on all distributions may be required unless the recipient elects not to have any amounts withheld and properly notifies our Annuity Operations Division of that election.


PENALTY TAX ON CERTAIN SURRENDERS AND WITHDRAWALS
    Amounts surrendered, withdrawn or distributed before the taxpayer reaches age 59 1/2 are subject to a penalty tax equal to ten percent (10%) of the portion of such amount that is includable in gross income. However, the penalty tax will not apply to withdrawals: (i) made on or after the death of the contract owner (or where the contract owner is not an individual, the death of the "primary annuitant," who is defined as the individual the events in whose life are of primary importance in affecting the timing and amount of the payout under the contract); (ii) attributable to the taxpayer's becoming totally disabled within the meaning of Code Section 72(m)(7); (iii) which are part of a series of substantially equal periodic payments made (not less frequently than annually) for the life (or life expectancy) of the taxpayer, or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (iv) from certain qualified plans (such distributions may, however, be subject to a similar penalty under Code Section 72(t) relating to distributions from qualified retirement plans and to a special penalty of 25% applicable specifically to SIMPLE IRAs or other special penalties applicable to Roth IRAs);
(v) allocable to investment in the contract before August 14, 1982; (vi) under a qualified funding asset (as defined in Code Section 130(d)); (vii) under an immediate annuity contract (as defined in Code Section 72(u)(4)); or (viii) that are purchased by an employer on termination of certain types of qualified plans and which are held by the employer until the employee separates from service.


    If the penalty tax does not apply to a withdrawal as a result of the application of item (iii) above, and the series of payments are subsequently modified (other than by reason of death or disability), the tax for the first year when the modification occurs will be increased by an amount (determined by the Treasury regulations) equal to the tax that would have been imposed but for item (iii) above, plus interest for the deferral period, but only if the modification takes place: (a) within 5 years from the date of the first payment, or (b) before the taxpayer reaches age 59 1/2.


    Separate tax withdrawal penalties apply to qualified plans. See "Penalty Tax on Surrenders and Withdrawals from Qualified Contracts."


ADDITIONAL CONSIDERATIONS


DISTRIBUTION-AT-DEATH RULES
    In order to be treated as an annuity contract for federal income tax purposes, a contract must provide the following two distribution rules: (a) if the contract owner dies on or after the contract maturity date, and before the entire interest in the contract has been distributed, the remainder of the contract owner's interest will be distributed at least as quickly as the method in effect on the contract owner's death; and (b) if a contract owner dies before the contract maturity date, the contract owner's entire interest generally must be distributed within five (5) years after the date of death, or if payable to a designated beneficiary, may be annuitized over the life or life expectancy of that beneficiary and payments must begin within one (1) year after the contract owner's date of death. If the beneficiary is the spouse of the contract owner, the contract (together with the deferral of tax on the accrued and future income thereunder) may be continued in the name of the spouse as contract owner. Similar distribution requirements apply to annuity contracts under qualified plans (other than Code Section 457 Plans). However, a number of restrictions, limitations and special rules apply to qualified plans and contract owners should consult with their tax advisor.

    If the primary annuitant, which is not the contract owner, dies before the maturity date, the owner will become the annuitant unless the owner appoints another annuitant. If the contract owner is not an individual, the death of the primary annuitant is treated as the death of the contract owner. In addition, when the contract owner is not an individual, however, a change in the primary annuitant is treated as the death of the contract owner. Finally, in the case of non-spousal joint contract owners, distribution will be required at the earliest death of any of the contract owners.

    If the contract owner or a joint contract owner dies on or after the maturity date, the remaining payments, if any, under the Annuity Payment Option selected will be made at least as rapidly as under the method of distribution in effect at the time of death.

    Any death benefits paid under the contract are taxable to the beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefits are paid as lump sum or annuity payments. Estate taxes may also apply.

TRANSFER OF ANNUITY CONTRACTS
    Transfers of nonqualified contracts prior to the maturity date for less than full and adequate consideration to the contract owner at the time of such transfer, will trigger tax on the gain in the contract, with the transferee getting a step-up in basis for the amount included in the contract owner's income. This provision does not apply to transfers between spouses and incident to a divorce.


CONTRACTS OWNED BY NON-NATURAL PERSONS


    If a non-natural person (for example, a corporation) holds the contract, the income on that contract (generally the increase in the net surrender value less the premium payments paid) is includable in income each year. The rule does not apply where the non-natural person is the nominal owner of a contract and the beneficial owner is a natural person. The rule also does not apply where the annuity contract is acquired by the estate of a decedent, where the contract is held under a qualified plan, a TSA program or an IRA, where the contract is a qualified funding asset for structured settlements, or where the contract is purchased on behalf of an employee upon termination of a qualified plan.


SECTION 1035 EXCHANGES

    Code Section 1035 provides, in general, that no gain or loss shall be recognized on the exchange of one annuity contract for another. A replacement contract obtained in a tax-free exchange of contracts generally succeeds to the status of the surrendered contract. If the surrendered contract was issued prior to August 14, 1982, the tax rules that formerly provided that the surrender was taxable only to the extent the amount received exceeds the contract owner's investment in the contract will continue to apply. In contrast, contracts issued on or after January 19, 1985 are, in a Code Section 1035 exchange, treated as new contracts for purposes of the distribution-at-death rules. Special rules and procedures apply to Code Section 1035 transactions. Prospective contract owners wishing to take advantage of Code Section 1035 should consult their tax advisors.

MULTIPLE CONTRACTS
    Code Section 72(e)(11)(A)(ii) provides that for contracts entered into after October 21, 1988, for purposes of determining the amount of any distribution under Code Section 72(e) (amounts not received as annuities) that is includable in gross income, all nonqualified annuity contracts issued by the same insurer (or affiliate) to the same contract owner during any calendar year are to be aggregated and treated as one contract. Thus, any amount received under any such contract prior to the contract maturity date, such as a withdrawal, dividend or loan, will be taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts.

    The U.S. Treasury Department has specific authority to issue regulations that prevent the avoidance of Code Section 72(e) through the serial purchase of annuity contracts or otherwise. In addition, there may be situations where the Treasury may conclude that it would be appropriate to aggregate two or more contracts purchased by the same contract owner. Accordingly, a contract owner should consult a competent tax advisor before purchasing more than one contract or other annuity contracts.

OWNER CONTROL
    For variable annuity contracts, tax deferral depends on the insurance company and not you having control of the assets held in the separate accounts. You can allocate account values from one fund of the separate account to another but you cannot direct the investments each fund makes. If you have too much "investor control" of the assets supporting the separate account funds, then you will be taxed on the gain in the contract as it is earned rather than when it is withdrawn.

    In 2003, the Internal Revenue Service (IRS) in Revenue Ruling 2003-91, issued formal guidance that indicates that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment. The IRS has also indicated that exceeding 20 investment options may be considered a factor, along with other factors, including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The Revenue Ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment but stated that whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances.

    The Revenue Ruling considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the contract owners could exercise over the investment assets held by the insurance company under the variable contracts was not sufficient to cause the contract owners to be treated as the owners of those assets and thus to be subject to current income tax on the income and gains produced by those assets. Under this contract, like the contracts described in the Revenue Ruling, there will be no arrangement, plan, contract, or agreement between the contract owner and PHL Variable regarding the availability of a particular investment option and, other than the contract owner's right to allocate premium payments and transfer funds among the available subaccounts, all investment decisions concerning the subaccounts will be made by us or an advisor in its sole and absolute discretion.

    At this time, it cannot be determined whether additional guidance will be provided by the U.S. Treasury on this issue and what standards may be contained in such guidance. Should the U.S. Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between or among underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under section 72 of the Internal Revenue Code, PHL Variable reserves the right to modify the contract to the extent required to maintain favorable tax treatment.

DIVERSIFICATION STANDARDS

DIVERSIFICATION REGULATIONS
    To comply with the diversification regulations under Code Section 817(h) ("Diversification Regulations"), after a start-up period, each series of the funds will be required to diversify its investments. The Diversification Regulations generally require that, on the last day of each calendar quarter, the series' assets be invested in no more than:

o   55% in any 1 investment
o   70% in any 2 investments
o   80% in any 3 investments
o   90% in any 4 investments

    A "look-through" rule applies to treat a pro rata portion of each asset of a series as an asset of the Separate Account, and each series of the funds are tested for compliance with the percentage limitations. All securities of the same issuer are treated as a single investment. As a result of the 1988 Act, each government agency or instrumentality will be treated as a separate issuer for purposes of these limitations.

    The Treasury Department has indicated that the Diversification Regulations do not provide guidance regarding the circumstances in which contract owner control of the investments of the Separate Account will cause the contract owner to be treated as the owner of the assets of the Separate Account, thereby resulting in the loss of favorable tax treatment for the contract. At this time, it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance. The amount of contract owner control which may be exercised under the contract is different in some respects from the situations addressed in published rulings issued by the IRS in which it was held that the contract owner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the contract owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the contract owner to be considered as the owner of the assets of the Separate Account resulting in the imposition of federal income tax to the contract owner with respect to earnings allocable to the contract prior to receipt of payments under the contract.

    In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling generally will be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the contract owner being determined retroactively to be the owner of the assets of the Separate Account.


    Due to the uncertainty in this area, we reserve the right to modify the contract in an attempt to maintain favorable tax treatment.

    We represent that we intend to comply with the Diversification Regulations to assure that the contracts continue to be treated as annuity contracts for federal income tax purposes.

DIVERSIFICATION REGULATIONS AND QUALIFIED PLANS

    Code Section 817(h) applies to a variable annuity contract other than a pension plan contract. The Diversification Regulations reiterate that the diversification requirements do not apply to a pension plan contract. All of the qualified plans (described below) are defined as pension plan contracts for these purposes. Notwithstanding the exception of qualified plan contracts from application of the diversification rules, all investments of the PHL Variable Qualified Plan Contracts (i.e., the funds) will be structured to comply with the diversification standards because the funds serve as the investment vehicle for nonqualified contracts as well as qualified plan contracts.

    Any death benefits paid under the contract are taxable to the beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefits are paid as lump sum or annuity payments. Estate taxes may also apply.

TAXATION OF ANNUITIES IN GENERAL--QUALIFIED PLANS
    The contracts may be used with several types of qualified plans. TSAs, Keoghs, IRAs, Corporate Pension and Profit-sharing Plans and State Deferred Compensation Plans will be treated, for purposes of this discussion, as qualified plans. The tax rules applicable to participants in such qualified plans vary according to the type of plan and the terms and conditions of the plan itself. No attempt is made here to provide more than general information about the use of the contracts with the various types of qualified plans. PHL Variable reserves the right at any time to discontinue the availability of this contract for use with qualified plans. Participants under such qualified plans as well as contract owners, annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under such qualified plans may be subject to the terms and conditions of the plans themselves or limited by applicable law, regardless of the terms and conditions of the contract issued in connection therewith. For example, PHL Variable will accept beneficiary designations and payment instructions under the terms of the contract without regard to any spousal consent that may be required under the Retirement Equity Act (REA). Consequently, a contract owner's beneficiary designation or elected annuity payment option may not be enforceable.

    As the owner of the contract, you may elect one of the available death benefit guarantees under the contract. We are of the opinion that the death benefit guarantees available under the contract are part of the annuity contract. One or more of the death benefit guarantees available may exceed the greater of the sum of premium payments or the contract value. The contract and its amendments, benefits or endorsements (together referred to herein as the "contract") have not been reviewed by the IRS for qualification as an IRA or any other qualified plan. Moreover, the IRS has not addressed in a ruling of general applicability whether a death benefit option such as the those available under the contract complies with the qualification requirements for an IRA or any other qualified plan. There is a risk that the IRS would take the position that one or more of the death benefit guarantees are not part of the annuity contract. In such a case, charges against the cash value of the annuity contract or charges withheld from a rollover for the benefits would be considered distributions subject to tax, including penalty taxes, and charges withheld from purchases for the contract would not be deductible. While we regard the death benefit guarantees available for your election under the contract as a permissible benefit under an IRA, the IRS may take a contrary position regarding tax qualification resulting in deemed distributions and penalty taxes. If the IRS were to take this position, we would take all reasonable steps to avoid this result, which would include the right to amend the contract, with appropriate notice to you. You should consult with your tax advisor before electing a death benefit option under this contract for an IRA or other qualified plan.

    Certain death benefit guarantees may be purchased under your contract. IRA's and other qualified contracts generally may not invest in life insurance contracts. If you own an IRA or other qualified contract and purchase these death benefit guarantees, the IRS may consider these benefits "incidental death benefits." The IRC imposes limits on the amount of the incidental death benefits allowable for qualified contracts. If the death benefit(s) selected by you are considered to exceed these limits, the benefit(s) could result in taxable income to the owner of the IRA or qualified contract. Furthermore, the IRC provides that the assets of an IRA (including a traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) may not be invested in life insurance, but may provide, in the case of death during the accumulation phase, for a death benefit payment equal to the greater of sum of premium payments (less withdrawals) or contract value. This contract offers death benefits, which may exceed the greater of sum of premium payments (less withdrawals) or contract value. If the IRS determines that these benefits are providing life insurance, the contract may not qualify as an IRA (including traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) or other qualified contract. That determination could result in the immediate taxation of amounts held in the contract and the imposition of penalty taxes. You should consult your tax advisor regarding these features and benefits prior to purchasing a contract.

    Under certain circumstances, the proceeds of a surrender of a contract may qualify for "lump sum distribution" treatment under qualified plans. See your tax advisor if you think you may qualify for "lump sum distribution" treatment. The 5-year averaging rule for lump sum distribution has been repealed for tax years beginning after 1999.

    Effective January 1, 1993, Section 3405 of the Internal Revenue Code was amended to change the roll-over rules applicable to the taxable portions of distributions from qualified pension and profit-sharing plans and Section 403(b) TSA arrangements. Taxable distributions eligible to be rolled over generally will be subject to 20 percent income tax withholding. Mandatory withholding can be avoided only if the employee arranges for a direct rollover to another qualified pension or profit-sharing plan or to an IRA.

    The new mandatory withholding rules apply to all taxable distributions from qualified plans or TSAs (not including IRAs), except (a) distributions required under the Code, (b) substantially equal distributions made over the life (or life expectancy) of the employee, or for a term certain of 10 years or more and
(c) the portion of distributions not includable in gross income (i.e., return of after-tax contributions).

    On July 6, 1983, the Supreme Court decided in ARIZONA GOVERNING COMMITTEE VS. NORRIS that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The contracts sold by PHL Variable in connection with certain qualified plans will utilize annuity tables that do not differentiate on the basis of sex. Such annuity tables also will be available for use in connection with certain nonqualified deferred compensation plans.

    Numerous changes have been made to the income tax rules governing qualified plans as a result of legislation enacted during the past several years, including rules with respect to: coverage, participation, maximum contributions, required distributions, penalty taxes on early or insufficient distributions and income tax withholding on distributions. The following are general descriptions of the various types of qualified plans and of the use of the contracts in connection therewith.

TAX SHELTERED ANNUITIES ("TSAS")
    Code Section 403(b) permits public school systems and certain types of charitable, educational and scientific organizations, generally specified in Code Section 501(c)(3), to purchase annuity contracts on behalf of their employees and, subject to certain limitations, allows employees of those organizations to exclude the amount of payments from gross income for federal income tax purposes. These annuity contracts are commonly referred to as TSAs.

    For taxable years beginning after December 31, 1988, Code Section 403(b)(11) imposes certain restrictions on a contract owner's ability to make withdrawals from, or surrenders of, Code Section 403(b) Contracts, if the cash withdrawn is attributable to payments made under a salary reduction agreement. Specifically, Code Section 403(b)(11) allows a contract owner to make a surrender or withdrawal only (a) when the employee attains age 59 1/2, separates from service, dies or becomes disabled (as defined in the Code), or (b) in the case of hardship. In the case of hardship, the distribution amount cannot include any income earned under the contract.

    The 1988 Act amended the effective date of Code Section 403(b)(11), so that it applies only with respect to distributions from Code Section 403(b) Contracts which are attributable to assets other than assets held as of the close of the last year beginning before January 1, 1989. Thus, the distribution restrictions do not apply to assets held as of December 31, 1988.

    In addition, in order for certain types of contributions under a Code
Section 403(b) Contract to be excluded from taxable income, the employer must comply with certain nondiscrimination requirements. Contract owners should consult their employers to determine whether the employer has complied with these rules. Contract owner loans are not allowed under the contracts.

    Effective May 4, 1998, loans may be made available under Internal Revenue Code Section 403(b) tax-sheltered annuity programs. A loan from a participant's contract value may be requested only if we make loans available with the contract and if the employer permits loans under their tax-sheltered annuity program. The loan must be at least $1,000 and the maximum loan amount is the greater of: (a) 90% of the first $10,000 of contract value minus any withdrawal charge; and (b) 50% of the contract value minus any withdrawal charge. The maximum loan amount is $50,000. If loans are outstanding from any other tax-qualified plan, then the maximum loan amount of the contract may be reduced from the amount stated above in order to comply with the maximum loan amount requirements under Section 72(p) of the Internal Revenue Code. Amounts borrowed from the GIA are subject to the same limitations as applies to transfers from the GIA; thus no more than the greatest of $1000 and 25% of the contract value in the GIA may be borrowed at any one time. Amounts borrowed from the Market Value Adjustment ("MVA") account are subject to the same market value adjustment as applies to transfers from the MVA.

    Loan repayments will first pay any accrued loan interest. The balance will be applied to reduce the outstanding loan balance and will also reduce the amount of the Loan Security Account by the same amount that the outstanding loan balance is reduced. The Loan Security Account is part of the general account and is the sole security for Tax-sheltered Annuity loans (as described in IRC
Section 403(b)) loans. It is increased with all loan amounts taken and reduced by all repayments of loan principal. The balance of loan repayments, after payment of accrued loan interest, will be credited to the subaccounts of the Separate Account or the GIA in accordance with the participant's most recent premium payments allocation on file with us, except that no amount will be transferred to the MVA.

    If we do not receive a loan repayment before 90 days after the payment was due, then the entire loan balance plus accrued interest will be in default. In the case of default, the outstanding loan balance plus accrued interest will be deemed a distribution for income tax purposes, and will be reported as such to the extent required by law. At the time of such deemed distribution, interest will continue to accrue until such time as an actual distribution occurs under the contract.

KEOGH PLANS
    The Self-Employed Individual Tax Retirement Act of 1962, as amended permits self-employed individuals to establish "Keoghs" or qualified plans for themselves and their employees. The tax consequences to participants under such a plan depend upon the terms of the plan. In addition, such plans are limited by law with respect to the maximum permissible contributions, distribution dates, nonforfeitability of interests, and tax rates applicable to distributions. In order to establish such a plan, a plan document must be adopted and implemented by the employer, as well as approved by the IRS.

INDIVIDUAL RETIREMENT ANNUITIES

    Code Sections 408 and 408A permit eligible individuals to contribute to an individual retirement program known as an "IRA." These IRAs are subject to limitations on the amount that may be contributed, the persons who may be eligible and on the time when distributions may commence. In addition, distributions from certain other types of qualified plans may be placed on a tax-deferred basis into an IRA. Effective January 1, 1997, employers may establish a new type of IRA called SIMPLE (Savings Incentive Match Plan for Employees). Special rules apply to participants' contributions to and withdrawals from SIMPLE IRAs. Also effective January 1, 1997, salary reduction IRAs (SARSEP) no longer may be established. Effective January 1, 1998, individuals may establish Roth IRAs. Special rules also apply to contributions to and withdrawals from Roth IRAs.


CORPORATE PENSION AND PROFIT-SHARING PLANS
    Code Section 401(a) permits corporate employers to establish various types of retirement plans for employees. Such retirement plans may permit the purchase of contracts to provide benefits thereunder.

    These retirement plans may permit the purchase of the contracts to provide benefits under the Plan. Contributions to the Plan for the benefit of employees will not be includable in the gross income of the employee until distributed from the Plan. The tax consequences to participants may vary depending upon the particular Plan design. However, the Code places limitations and restrictions on all Plans, including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Participant loans are not allowed under the contracts purchased in connection with these Plans. Purchasers of contracts for use with Corporate Pension or Profit-sharing Plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

DEFERRED COMPENSATION PLANS WITH RESPECT TO SERVICE FOR STATE AND LOCAL GOVERNMENTS AND TAX EXEMPT ORGANIZATIONS
    Code Section 457 provides for certain deferred compensation plans with respect to service for state and local governments and certain other entities. The contracts may be used in connection with these plans; however, under these plans if issued to tax exempt organizations, the contract owner is the plan sponsor, and the individual participants in the plans are the annuitants. Under such contracts, the rights of individual plan participants are governed solely by their agreements with the plan sponsor and not by the terms of the contracts. Effective in 1997 for new state and local government plans, such plans must be funded through a tax-exempt annuity contract held for the exclusive benefit of plan participants.

PENALTY TAX ON CERTAIN SURRENDERS AND WITHDRAWALS FROM QUALIFIED PLANS
    In the case of a withdrawal under a qualified plan, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a qualified plan. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including contracts issued and qualified under Code Sections 401 (Keogh and Corporate Pension and Profit-sharing Plans), Tax-Sheltered Annuities and Individual Retirement Annuities other than Roth IRAs. The penalty is increased to 25% instead of 10% for SIMPLE IRAs if distribution occurs within the first two years of the contract owner's participation in the SIMPLE IRA. To the extent amounts are not includable in gross income because they have been properly rolled over to an IRA or to another eligible qualified plan, no tax penalty will be imposed. The tax penalty will not apply to the following distributions: (a) if distribution is made on or after the date on which the contract owner or annuitant (as applicable) reaches age 59 1/2; (b) distributions following the death or disability of the contract owner or annuitant (as applicable) (for this purpose disability is as defined in Section 72(m)(7) of the Code); (c) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the contract owner or annuitant (as applicable) or the joint lives (or joint life expectancies) of such contract owner or annuitant (as applicable) and his or her designated beneficiary; (d) distributions to a contract owner or annuitant (as applicable) who has separated from service after he has attained age 55; (e) distributions made to the contract owner or annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the contract owner or annuitant (as applicable) for amounts paid during the taxable year for medical care; (f) distributions made to an alternate payee pursuant to a qualified domestic relations order; (g) distributions from an IRA for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the contract owner and his or her spouse and dependents if the contract owner has received unemployment compensation for at least 12 weeks; and (h) distributions from IRAs for first-time home purchase expenses (maximum $10,000) or certain qualified educational expenses of the contract owner, spouse, children or grandchildren of the contract owner. This exception will no longer apply after the contract owner has been reemployed for at least 60 days. The exceptions stated in items (d) and (f) above do not apply in the case of an IRA. The exception stated in item (c) applies to an IRA without the requirement that there be a separation from service.

    Generally, distributions from a qualified plan must commence no later than April 1 of the calendar year following the later of: (a) the year in which the employee attains age 70 1/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to a regular or SIMPLE IRA and the required distribution rules do not apply to Roth IRAs. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.


SEEK TAX ADVICE

The above description of federal income tax consequences of the different types of qualified plans which may be funded by the contracts offered by this prospectus is only a brief summary meant to alert you to the issues and is not intended as tax advice. The rules governing the provisions of qualified plans are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective contract owner considering adoption of a qualified plan and purchase of a contract in connection therewith should first consult a qualified tax advisor, with regard to the suitability of the contract as an investment vehicle for the qualified plan.


SALES OF VARIABLE ACCUMULATION CONTRACTS
--------------------------------------------------------------------------------

    Contracts may be purchased from registered representatives of WS Griffith Securities, Inc. (formerly known as W.S. Griffith & Co., Inc.) ("WSG"), located at One American Row, Hartford, Connecticut 06102. WSG is a New York corporation incorporated on August 7, 1970, licensed to sell PHL Variable insurance policies as well as policies, annuity contracts and funds of companies affiliated with PHL Variable. WSG is an indirect, wholly owned subsidiary of The Phoenix Companies, Inc., and is an affiliate of PHL Variable. WSG is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934 ("1934 Act") and is a member of the (NASD). Phoenix Equity Planning Corporation ("PEPCO") serves as national distributor of the contracts. PEPCO is located at One American Row, Hartford, Connecticut 06102. PEPCO is also an indirect, wholly owned subsidiary of The Phoenix Companies and is an affiliate of PHL Variable.


    Contracts may also be purchased through other broker-dealers registered under the 1934 Act whose representatives are authorized by applicable law to sell policies under terms of agreement provided by PEPCO.


    In addition to reimbursing PEPCO for its expenses, we pay PEPCO an amount equal to up to 7.25% of the payments made under the contract. PEPCO pays any qualified distribution organization an amount, which may not exceed 7.25% of the payments under the contract. We will pay any such amount paid with respect to contracts sold through other broker-dealers to or through PEPCO. The amounts paid are not deducted from the payments. Deductions for surrender charges (as described under "Deductions and Charges") may be used as reimbursement for commission payments.

SERVICING AGENT
--------------------------------------------------------------------------------
    The Phoenix Edge Series Fund reimburses Phoenix Life Insurance Company for various shareholder services provided by the Variable Product Operations area. The functions performed include investor inquiry support, shareholder trading, confirmation of investment activity, quarterly statement processing and Web/Interactive Voice Response trading. The rate of reimbursement for 2004 is 0.08% of the fund's average daily net assets. The total administrative service fees paid by the fund for the last three fiscal years follows:

==========================================================
   YEAR ENDED DECEMBER 31,              FEE PAID
==========================================================
             2001                          N/A
----------------------------------------------------------
             2002                          N/A
----------------------------------------------------------
             2003                     $1.8 Million
==========================================================


STATE REGULATION
--------------------------------------------------------------------------------
    We are subject to the provisions of the Connecticut insurance laws applicable to life insurance companies and to regulation and supervision by the Connecticut Superintendent of Insurance. We are also subject to the applicable insurance laws of all the other states and jurisdictions in which it does an insurance business.


    State regulation of PHL Variable includes certain limitations on the investments that may be made for its General Account and separate accounts, including the Separate Account. It does not include, however, any supervision over the investment policies of the Separate Account.


REPORTS
--------------------------------------------------------------------------------
    Reports showing the contract value and containing the financial statements of the Separate Account will be furnished to you at least annually.

VOTING RIGHTS
--------------------------------------------------------------------------------
    As stated above, all of the assets held in an available subaccount will be invested in shares of a corresponding series of the funds. We are the legal owner of those shares and as such have the right to vote to elect the Board of Trustees of the funds, to vote upon certain matters that are required by the 1940 Act to be approved or ratified by the shareholders of a mutual fund and to vote upon any other matter that may be voted upon at a shareholders' meeting. However, we intend to vote the shares of the funds at regular and special meetings of the shareholders of the funds in accordance with instructions received from owners of the contracts.

    We currently intend to vote fund shares attributable to any of our assets and fund shares held in each subaccount for which no timely instructions from owners are received in the same proportion as those shares in that subaccount for which instructions are received. In the future, to the extent applicable federal securities laws or regulations permit us to vote some or all shares of the fund in its own right, it may elect to do so.

    Matters on which owners may give voting instructions may include the following: (1) election of the Board of Trustees of a fund; (2) ratification of the independent accountant for a fund; (3) approval or amendment of the investment advisory agreement for the series of the fund corresponding to the owner's selected subaccount(s); (4) any change in the fundamental investment policies or restrictions of each such series; and (5) any other matter requiring a vote of the shareholders of a fund. With respect to amendment of any investment advisory agreement or any change in a series' fundamental investment policy, owners participating in such series will vote separately on the matter.

    The number of votes that you have the right to cast will be determined by applying your percentage interest in a subaccount to the total number of votes attributable to the subaccount. In determining the number of votes, fractional shares will be recognized. The number of votes for which you may give us instructions will be determined as of the record date for fund shareholders chosen by the Board of Trustees of a fund. We will furnish you with the proper forms and proxies to enable you to give your instructions.

TEXAS OPTIONAL RETIREMENT PROGRAM
--------------------------------------------------------------------------------
    Participants in the Texas Optional Retirement Program may not receive the proceeds of a withdrawal from, or complete surrender of, a contract, or apply them to provide annuity payment options prior to retirement except in the case of termination of employment in the Texas public institutions of higher education, death or total disability. Such proceeds, however, may be used to fund another eligible retirement vehicle.

LEGAL MATTERS
--------------------------------------------------------------------------------

    Matthew A. Swendiman, Counsel, and Brian A. Giantonio, Vice President, Tax and ERISA Counsel, The Phoenix Companies, Inc., have provided advice on certain matters relating to the federal securities, state regulations and income tax laws in connection with the contracts described in this prospectus.

SAI TABLE OF CONTENTS
--------------------------------------------------------------------------------
    The SAI contains more specific information and financial statements relating to the Separate Account and PHL Variable. The Table of Contents of the SAI is set forth below:

o   PHL Variable Insurance Company

o   Underwriter

o   Disruptive Trading and Market Timing

o   Performance History
o   Calculation of Yield and Return
o   Calculation of Annuity Payments
o   Experts
o   Separate Account Financial Statements
o   Company Financial Statements

    Contract owner inquiries and requests for an SAI should be directed, in writing, to our Annuity Operations Division, or by calling us at 800/541-0171

APPENDIX A - INVESTMENT OPTIONS
--------------------------------------------------------------------------------

INVESTMENT TYPE


----------------------------------------------------------------------------------------------------------------------------------
                                                                               Investment Type
                                                ----------------------------------------------------------------------------------
                                                  Aggressive                                  Growth &
             Series                                 Growth        Conservative      Growth     Income       Income     Specialty
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International                                                        |X|
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity                                                            |X|
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index                                             |X|
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Growth + Value                                             |X|                                 |X|
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth                                                       |X|
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth               |X|
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market                                           |X|
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income                                                                     |X|
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond                                                                  |X|
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends                                                                  |X|
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value                                                 |X|
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select                                            |X|
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value                                                        |X|
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard U.S. Multi-Cap                                                         |X|
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture                                                                            |X|
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value                                                             |X|
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value                                                     |X|
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Growth Stock                                                    |X|
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Trust                                                                     |X|
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Value                                                                               |X|
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30                                                               |X|
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R)                                                  |X|
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth and Income                                                              |X|
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation                                                           |X|
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Value Equity                                                         |X|
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Global Value                                                          |X|
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value                                                         |X|
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value                                                       |X|
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth                        |X|
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme                                                        |X|
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-State Street Research Small-Cap Growth                                        |X|
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                                                    |X|
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                                                          |X|
----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                                             |X|
----------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II                                                              |X|
----------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                                                              |X|
----------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio                                                           |X|
----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio                                                    |X|
----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                                                                  |X|
----------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                                                                   |X|
----------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                                                     |X|
----------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                                                      |X|
----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund                                                                                            |X|
----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                       |X|
----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                                                                                 |X|
----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund                |X|
----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                                                     |X|
----------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                                                                                      |X|
----------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                          |X|
----------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                       |X|
----------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                                                         |X|
----------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                                                         |X|
----------------------------------------------------------------------------------------------------------------------------------

INVESTMENT ADVISORS

---------------------------------------------------------------------------------------------------------------------------------
                                                                               Advisors
                                            -------------------------------------------------------------------------------------
                                                                      Duff
                                             Phoenix     Phoenix    & Phelps                 Fred        Deutsche      Federated
                                            Investment   Variable   Investment    AIM        Alger        Asset        Investment
                                             Counsel,    Advisors,  Management  Advisors,  Management,  Management,    Management
      Series                                    Inc.        Inc.        Co.        Inc.        Inc.         Inc.         Company
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International                 |X|
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity                                  |X|
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced
Index                                                       |X|
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein                                  |X|
Growth + Value
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate                                        |X|
Securities
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth                |X|
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap               |X|
Growth
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market                   |X|
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed             |X|
Income
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short             |X|
Term Bond
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends                 |X|
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality                |X|
Value
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International                                |X|
Equity Select
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value                              |X|
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard U.S. Multi-Cap                               |X|
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture                          |X|
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value                         |X|
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value                           |X|
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Growth Stock                          |X|
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Trust                                 |X|
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Value                                           |X|
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30                                     |X|
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R)                        |X|
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth and Income             |X|
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation          |X|
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Value Equity                  |X|
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Global                            |X|
Value
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap                           |X|
Value
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap                         |X|
Value
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth                  |X|
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme                 |X|
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-State Street Research Small-Cap                     |X|
Growth
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                                                 |X|
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                                                       |X|
---------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                                                     |X|
---------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government
Securities II                                                                                                             |X|
---------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                                                                                        |X|
---------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio
---------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio
---------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio
---------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund
---------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund
---------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund
---------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund
---------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund                                                                       |X|
---------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                                                                           |X|
---------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio
---------------------------------------------------------------------------------------------------------------------------------
Wanger International Select
---------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap
---------------------------------------------------------------------------------------------------------------------------------
Wanger Select
---------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies
---------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                               Advisors
                                           -----------------------------------------------------------------------------------------
                                            Fidelity                Morgan
                                           Management  Franklin    Stanley            Templeton   Templeton   Templeton   Wanger
                                              and       Mutual    Investment  Rydex     Asset       Global   Investment    Asset
                                            Research   Advisers,  Management  Global  Management,  Advisors   Counsel,   Management,
       Series                                Company      LLC        Inc.    Advisors    Ltd.      Limited      Inc.        L.P.
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced
Index
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein
Growth + Value
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate
Securities
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap
Growth
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed
Income
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short
Term Bond
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality
Value
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International
Equity Select
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard U.S. Multi-Cap
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Growth Stock
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Trust
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Value
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth and Income
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Value Equity
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Global
Value
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap
Value
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap
Value
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-State Street Research Small-Cap
Growth
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government
Securities II
------------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II
------------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio                   |X|
------------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio            |X|
------------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                          |X|
------------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                             |X|
------------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                                                                               |X|
------------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                                                                     |X|
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                                      |X|
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund
------------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                                 |X|
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                                                                                                  |X|
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                                                                                               |X|
------------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                                                                                                |X|
------------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                                                                                                |X|
------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT SUBADVISORS


------------------------------------------------------------------------------------------------------------------------------------
                                                                          Subadvisors
                                         -------------------------------------------------------------------------------------------
                                                                                         Kayne
                                                                                       Anderson
                                         Aberdeen            AIM          Alliance      Rudnick       Lazard        Lord,
                                           Fund            Capital        Capital      Investment      Asset        Abbett
                                         Managers,        Management,    Management,   Management,   Management,    & Co.
          Series                           Inc.              Inc.           L.P.          LLC           LLC          LLC
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International             |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity                                   |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced                                         |X|
Index
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Growth +                                         |X|
Value
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends                                                            |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value                                                     |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity
  Select                                                                                                |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value                                                                          |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard U.S. Multi-Cap                                                                           |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture                                                                                   |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value                                                                                  |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value                                                                                    |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Growth Stock
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Trust
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Value
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Global Value                                      |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value                                     |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap                                         |X|
Value
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-State Street Research Small-Cap
Growth
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                           Subadvisors
                                         -------------------------------------------------------------------------------------------
                                                          Northern                              Seneca           State Street
                                            MFS             Trust           Engemann            Capital            Research &
                                         Investment      Investments,         Asset            Management,        Management
          Series                         Management         N.A.            Management            LLC               Company
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced
Index
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Growth +
Value
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth                                               |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth                                       |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity
Select
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard U.S. Multi-Cap
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Growth Stock         |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Trust                |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Value                          |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30                                     |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R)                        |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Global Value
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap
Value
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth                                                                    |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme                                                                   |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-State Street Research Small-Cap
Growth                                                                                                                |X|
------------------------------------------------------------------------------------------------------------------------------------

APPENDIX B - GLOSSARY OF SPECIAL TERMS
--------------------------------------------------------------------------------

The following is a list of terms and their meanings when used in this prospectus.


ACCOUNT VALUE: The value of all assets held in the Separate Account.


ACCUMULATION UNIT: A standard of measurement for each subaccount used to determine the value of a contract and the interest in the subaccounts prior to the maturity date and amounts held under Annuity Payment Option L.

ACCUMULATION UNIT VALUE: The value of one accumulation unit was set at $1.000 on the date assets were first allocated to each subaccount. The value of one accumulation unit on any subsequent valuation date is determined by multiplying the immediately preceding accumulation unit value by the applicable net investment factor for the valuation period just ended.

ANNUITANT(s)/JOINT ANNUITANT: There may be one or two annuitants. One is the primary annuitant and the other is considered to be the joint annuitant. Prior to the maturity date, the annuitants may be changed. However, there may be tax consequences.

ANNUITY PAYMENT OPTION: The provisions under which we make a series of annuity payments to the annuitant or other payee, such as Life Annuity with Ten Years Certain. See "Annuity Payment Options."

ANNUITY UNIT: A standard of measurement used in determining the amount of each periodic payment under the variable Annuity Payment Options I, J, K, M and N.

CLAIM DATE: The valuation date following receipt of a certified copy of the death certificate at our Annuity Operations Division.

CONTRACT DATE: The date that the initial premium payment is invested under a contract.

CONTRACT OWNER (OWNER, YOU, YOUR): Usually the person or entity to whom we issue the contract.


CONTRACT VALUE: Prior to the maturity date, the sum of all accumulation units held in the subaccounts of the Separate Account and the value held in the GIA and/or MVA. For Tax-sheltered Annuity plans (as described in Internal Revenue Code (IRC) Section 403(b)) with loans, the contract value is the sum of all accumulation units held in the subaccounts of the Separate Account and the value held in the GIA and/or MVA plus the value held in the Loan Security Account, and less any Loan Debt.


DEATH BENEFIT OPTIONS: The selected death benefit option determines the method of death benefit calculation upon death of the owner or if there are more than one owner, on the earliest death of any of the owners.

FIXED PAYMENT ANNUITY: An annuity payment option providing payments with a fixed dollar amount after the first payment is made.


GIA: An investment option under which premium amounts are guaranteed to earn a fixed rate of interest.

MVA: An account that pays interest at a guaranteed rate if amounts allocated to the account are held to the end of the guarantee period. If amounts are withdrawn, transferred or applied to an annuity payment option before the end of the guarantee period we will make a market adjustment to the value of that account. Assets allocated to the MVA are not part of the assets allocated to the Separate Account or the general account of PHL Variable. The MVA is described in a separate prospectus.


MATURITY DATE: The date elected by the owner as to when annuity payments will begin. Unless we agree otherwise, the maturity date will not be any earlier than the fifth contract anniversary and no later than the younger annuitant's 95th birthday or ten years from the contract date. The election is subject to certain conditions described in "The Annuity Period." If more than one annuitant, the primary annuitant's age will be used to determine that maturity date.

MINIMUM INITIAL PAYMENT: The amount that you pay when you purchase a contract. We require minimum initial premium payments of:

o   Nonqualified plans--$10,000
o   Bank draft program--$50
o   Qualified plans--$2,000

MINIMUM SUBSEQUENT PAYMENT: The least amount that you may pay when you make any subsequent premium payments, after the minimum initial payment (see above). The minimum subsequent payment for all contracts is $500 except for the bank draft program, which is $50.

NET ASSET VALUE: Net asset value of a series' shares is computed by dividing the value of the net assets of the series by the total number of series outstanding shares.

PAYMENT UPON DEATH: The obligation of PHL Variable under a contract to make a payment on the death of the owner or annuitant anytime: (a) before the maturity date of a contract (see "Payment Upon Death Before Maturity Date") or (b) after the maturity date of a contract (see "Payment Upon Death After Maturity Date").

PHL VARIABLE (OUR, US, WE, COMPANY): PHL Variable Insurance Company.

SERIES: A separate investment portfolio of a fund.

VALUATION DATE: A valuation date is every day the New York Stock Exchange ("NYSE") is open for trading and PHL Variable is open for business.

VARIABLE PAYMENT ANNUITY: An annuity payment option providing payments that vary with the investment experience of the subaccounts.

APPENDIX C - DEDUCTIONS FOR TAXES - QUALIFIED AND NONQUALIFIED ANNUITY CONTRACTS
--------------------------------------------------------------------------------


                                                               UPON              UPON
STATE                                                     PREMIUM PAYMENT    ANNUITIZATION        NONQUALIFIED       QUALIFIED
-----                                                     ---------------    -------------        ------------       ---------
California ..........................................                             X                   2.35%            0.50%
Maine................................................           X                                     2.00*
Nevada...............................................                             X                   3.50
South Dakota.........................................           X                                     1.25**
West Virginia........................................                             X                   1.00             1.00
Wyoming..............................................                             X                   1.00
Commonwealth of Puerto Rico..........................                             X                   1.00             1.00


NOTE: The above tax deduction rates are as of January 1, 2004. No tax deductions are made for states not listed above. However, tax statutes are subject to amendment by legislative act and to judicial and administrative interpretation, which may affect both the above lists of states and the applicable tax rates. Consequently, we reserve the right to deduct tax when necessary to reflect changes in state tax laws or interpretation.

For a more detailed explanation of the assessment of Taxes, see "Description of Fees - Tax."

---------------------

* Maine changed its tax laws affecting annuities in 2003 retroactive to January 1, 1999. Under the revised statute, annuity premium payments are taxed upon premium payment for payments received on or after January 1, 1999.

** South Dakota law provides a lower rate of .8% that applies to premium payments received in excess of $500,000 in a single calendar year.

APPENDIX D - Financial Highlights
--------------------------------------------------------------------------------
    The following tables give the historical unit values for a single share of each of the available subaccounts. More information can be obtained in the Statement of Additional Information ("SAI"). You may obtain a copy of the SAI free of charge by calling AOD at 800/541-0171 or by writing to:

                  Phoenix Variable Products Mail Operations
                  PO Box 8027
                  Boston, MA 02266-8027

DEATH BENEFIT OPTION 1 CONTRACTS


                                                                                                                       UNITS
                                                                         SUBACCOUNT            SUBACCOUNT       OUTSTANDING AT END
                                                                         UNIT VALUE            UNIT VALUE            OF PERIOD
                            SUBACCOUNT                              BEGINNING OF PERIOD      END OF PERIOD          (THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------
PHOENIX-ABERDEEN INTERNATIONAL
====================================================================================================================================
         From 7/1/02* to 12/31/02                                          $2.000                $1.725                 156
         From 1/1/03 to 12/31/03                                           $1.725                $2.250                 435

PHOENIX-AIM MID-CAP EQUITY
====================================================================================================================================
         From 7/1/02* to 12/31/02                                          $2.000                $1.839                 146
         From 1/1/03 to 12/31/03                                           $1.838                $2.332                 298

PHOENIX-ALLIANCE/BERNSTEIN ENHANCED INDEX
====================================================================================================================================
         From 7/1/02* to 12/31/02                                          $2.000                $1.534                  38
         From 1/1/03 to 12/31/03                                           $1.534                $1.914                 214

PHOENIX-ALLIANCE/BERNSTEIN GROWTH + VALUE
====================================================================================================================================
         From 7/1/02* to 12/31/02                                          $2.000                $1.513                 135
         From 1/1/03 to 12/31/03                                           $1.513                $1.887                 264

PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES
====================================================================================================================================
         From 7/1/02* to 12/31/02                                          $2.000                $2.267                 163
         From 1/1/03 to 12/31/03                                           $2.267                $3.100                 674

PHOENIX-ENGEMANN CAPITAL GROWTH
====================================================================================================================================
         From 7/1/02* to 12/31/02                                          $2.000                $1.502                 75
         From 1/1/03 to 12/31/03                                           $1.502                $1.879                 664

PHOENIX-ENGEMANN SMALL & MID-CAP GROWTH
====================================================================================================================================
         From 7/1/02* to 12/31/02                                          $2.000                $1.484                 14
         From 1/1/03 to 12/31/03                                           $1.484                $2.150                 108

PHOENIX-GOODWIN MONEY MARKET
====================================================================================================================================
         From 6/4/02* to 12/31/02                                          $2.000                $2.007                 245
         From 1/1/03 to 12/31/03                                           $2.007                $1.999                1,481

PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME
====================================================================================================================================
         From 6/3/02* to 12/31/02                                          $2.000                $2.171                 86
         From 1/1/03 to 12/31/03                                           $2.171                $2.460                1,009

PHOENIX-GOODWIN MULTI-SECTOR SHORT TERM BOND
====================================================================================================================================
         From 6/18/03* to 12/31/03                                         $2.000                $1.023                 882

PHOENIX-KAYNE RISING DIVIDENDS
====================================================================================================================================
         From 9/12/02* to 12/31/02                                         $2.000                $1.923                 115
         From 1/1/03 to 12/31/03                                           $1.923                $2.265                 327


*Date subacount began operations.

                                                                                                                       UNITS
                                                                         SUBACCOUNT            SUBACCOUNT       OUTSTANDING AT END
                                                                         UNIT VALUE            UNIT VALUE            OF PERIOD
                            SUBACCOUNT                              BEGINNING OF PERIOD      END OF PERIOD          (THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------
PHOENIX-KAYNE SMALL-CAP QUALITY VALUE
====================================================================================================================================
         From 10/3/02* to 12/31/02                                         $2.000                $2.011                  2
         From 1/1/03 to 12/31/03                                           $2.011                $2.393                 111

PHOENIX-LAZARD INTERNATIONAL EQUITY SELECT
====================================================================================================================================
         From 10/1/02* to 12/31/02                                         $2.000                $1.907                 99
         From 1/1/03 to 12/31/03                                           $1.907                $2.449                2,268

PHOENIX-LAZARD SMALL-CAP VALUE
====================================================================================================================================
         From 9/3/02* to 12/31/02                                          $2.000                $1.949                  4
         From 1/1/03 to 12/31/03                                           $1.949                $2.679                 94

PHOENIX-LAZARD U.S. MULTI-CAP
====================================================================================================================================
         From 1/27/03* to 12/31/03                                         $2.000                $2.549                 17

PHOENIX-LORD ABBETT BOND-DEBENTURE
====================================================================================================================================
         From 11/1/02* to 12/31/02                                         $2.000                $2.118                  3
         From 1/1/03 to 12/31/03                                           $2.118                $2.467                 242

PHOENIX-LORD ABBETT LARGE-CAP VALUE
====================================================================================================================================
         From 9/3/02* to 12/31/02                                          $2.000                $1.976                 68
         From 1/1/03 to 12/31/03                                           $1.976                $2.546                1,834

PHOENIX-LORD ABBETT MID-CAP VALUE
====================================================================================================================================
         From 10/1/02* to 12/31/02                                         $2.000                $1.992                  6
         From 1/1/03 to 12/31/03                                           $1.992                $2.452                 318

PHOENIX-MFS INVESTORS GROWTH STOCK
====================================================================================================================================
         From 7/1/02* to 12/31/02                                          $2.000                $1.438                 89
         From 1/1/03 to 12/31/03                                           $1.438                $1.718                1,237

PHOENIX-MFS INVESTORS TRUST
====================================================================================================================================
         From 6/3/02* to 12/31/02                                          $2.000                $1.589                 22
         From 1/1/03 to 12/31/03                                           $1.589                $1.926                 144

PHOENIX-MFS VALUE
====================================================================================================================================
         From 7/1/02* to 12/31/02                                          $2.000                $1.748                 296
         From 1/1/03 to 12/31/03                                           $1.748                $2.158                 950

PHOENIX-NORTHERN DOW 30
====================================================================================================================================
         From 7/1/02* to 12/31/02                                          $2.000                $1.715                 38
         From 1/1/03 to 12/31/03                                           $1.715                $2.160                 413

PHOENIX-NORTHERN NASDAQ-100 INDEX(R)
====================================================================================================================================
         From 8/29/02* to 12/31/02                                         $2.000                $1.242                 17
         From 1/1/03 to 12/31/03                                           $1.242                $1.829                 315

PHOENIX-OAKHURST GROWTH AND INCOME
====================================================================================================================================
         From 6/4/02* to 12/31/02                                          $2.000                $1.559                 159
         From 1/1/03 to 12/31/03                                           $1.559                $1.965                1,718

PHOENIX-OAKHURST STRATEGIC ALLOCATION
====================================================================================================================================
         From 6/3/02* to 12/31/02                                          $2.000                $1.771                 99
         From 1/1/03 to 12/31/03                                           $1.771                $2.100                 866


*Date subacount began operations.

                                                                                                                       UNITS
                                                                         SUBACCOUNT            SUBACCOUNT       OUTSTANDING AT END
                                                                         UNIT VALUE            UNIT VALUE            OF PERIOD
                            SUBACCOUNT                              BEGINNING OF PERIOD      END OF PERIOD          (THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------
PHOENIX- OAKHURST VALUE EQUITY
====================================================================================================================================
         From 7/1/02* to 12/31/02                                          $2.000                $1.592                 221
         From 1/1/03 to 12/31/03                                           $1.592                $1.950                 808

PHOENIX-SANFORD BERNSTEIN GLOBAL VALUE
====================================================================================================================================
         From 8/1/02* to 12/31/02                                          $2.000                $1.725                 61
         From 1/1/03 to 12/31/03                                           $1.725                $2.265                 113

PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE
====================================================================================================================================
         From 6/4/02* to 12/31/02                                          $2.000                $1.925                 229
         From 1/1/03 to 12/31/03                                           $1.925                $2.684                 555

PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE
====================================================================================================================================
         From 6/4/02* to 12/31/02                                          $2.000                $1.927                 193
         From 1/1/03 to 12/31/03                                           $1.927                $2.741                 451

PHOENIX-SENECA MID-CAP GROWTH
====================================================================================================================================
         From 7/1/02* to 12/31/02                                          $2.000                $1.365                 203
         From 1/1/03 to 12/31/03                                           $1.365                $1.739                 537

PHOENIX-SENECA STRATEGIC THEME
====================================================================================================================================
         From 6/28/02* to 12/31/02                                         $2.000                $1.323                 27
         From 1/1/03 to 12/31/03                                           $1.323                $1.796                 234

PHOENIX-STATE STREET RESEARCH SMALL-CAP GROWTH
====================================================================================================================================
         From 9/3/02* to 12/31/02                                          $2.000                $1.398                 16
         From 1/1/03 to 12/31/03                                           $1.398                $3.047                 319

AIM V.I. CAPITAL APPRECIATION FUND
====================================================================================================================================
         From 7/1/02* to 12/31/02                                          $2.000                $1.537                 98
         From 1/1/03 to 12/31/03                                           $1.537                $1.969                1,290

AIM V.I. PREMIER EQUITY FUND
====================================================================================================================================
         From 7/26/02* to 12/31/02                                         $2.000                $1.405                 23
         From 1/1/03 to 12/31/03                                           $1.405                $1.738                 193

ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
====================================================================================================================================
         From 7/9/02* to 12/31/02                                          $2.000                $1.341                 143
         From 1/1/03 to 12/31/03                                           $1.341                $1.787                 522

FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
====================================================================================================================================
         From 6/4/02* to 12/31/02                                          $2.000                $2.138                 545
         From 1/1/03 to 12/31/03                                           $2.138                $2.165                4,743

FEDERATED HIGH INCOME BOND FUND II
====================================================================================================================================
         From 6/4/02* to 12/31/02                                          $2.000                $1.996                 184
         From 1/1/03 to 12/31/03                                           $1.996                $2.413                 738

VIP CONTRAFUND(R) PORTFOLIO
====================================================================================================================================
         From 6/4/02* to 12/31/02                                          $2.000                $1.839                 115
         From 1/1/03 to 12/31/03                                           $1.839                $2.334                 797

VIP GROWTH OPPORTUNITIES PORTFOLIO
====================================================================================================================================
         From 7/15/02* to 12/31/02                                         $2.000                $1.570                 35
         From 1/1/03 to 12/31/03                                           $1.570                $2.014                 162


*Date subacount began operations.

                                                                                                                       UNITS
                                                                         SUBACCOUNT            SUBACCOUNT       OUTSTANDING AT END
                                                                         UNIT VALUE            UNIT VALUE            OF PERIOD
                            SUBACCOUNT                              BEGINNING OF PERIOD      END OF PERIOD          (THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------
VIP GROWTH PORTFOLIO
====================================================================================================================================
         From 6/4/02* to 12/31/02                                          $2.000                $1.398                 238
         From 1/1/03 to 12/31/03                                           $1.398                $1.836                1,851

MUTUAL SHARES SECURITIES FUND
====================================================================================================================================
         From 7/1/02* to 12/31/02                                          $2.000                $1.797                 127
         From 1/1/03 to 12/31/03                                           $1.797                $2.224                 421

TEMPLETON FOREIGN SECURITIES FUND
====================================================================================================================================
         From 7/1/02* to 12/31/02                                          $2.000                $1.643                 194
         From 1/1/03 to 12/31/03                                           $1.643                $2.148                 655

TEMPLETON GROWTH SECURITIES FUND
====================================================================================================================================
         From 7/1/02* to 12/31/02                                          $2.000                $1.642                 105
         From 1/1/03 to 12/31/03                                           $1.642                $2.146                 584

RYDEX VARIABLE TRUST JUNO FUND
====================================================================================================================================
         From 7/1/03* to 12/31/03                                          $2.000                $1.053                 497

RYDEX VARIABLE TRUST NOVA FUND
====================================================================================================================================
         From 7/7/03* to 12/31/03                                          $2.000                $1.216                 99

RYDEX VARIABLE TRUST SECTOR ROTATION FUND
====================================================================================================================================
         From 7/7/03* to 12/31/03                                          $2.000                $1.154                 27

SCUDDER VIT EAFE EQUITY INDEX FUND
====================================================================================================================================
         From 7/29/02* to 12/31/02                                         $2.000                $1.572                 27
         From 1/1/03 to 12/31/03                                           $1.572                $2.073                 220

SCUDDER VIT EQUITY 500 INDEX FUND
====================================================================================================================================
         From 7/1/02* to 12/31/02                                          $2.000                $1.561                 208
         From 1/1/03 to 12/31/03                                           $1.561                $1.978                1,228

TECHNOLOGY PORTFOLIO
====================================================================================================================================
         From 8/1/02* to 12/31/02                                          $2.000                $1.015                 10
         From 1/1/03 to 12/31/03                                           $1.015                $1.483                 36

WANGER INTERNATIONAL SELECT
====================================================================================================================================
         From 8/2/02* to 12/31/02                                          $2.000                $1.736                 53
         From 1/1/03 to 12/31/03                                           $1.736                $2.424                 120

WANGER INTERNATIONAL SMALL CAP
====================================================================================================================================
         From 6/4/02* to 12/31/02                                          $2.000                $1.736                 147
         From 1/1/03 to 12/31/03                                           $1.736                $3.555                 945

WANGER SELECT
====================================================================================================================================
         From 6/4/02* to 12/31/02                                          $2.000                $1.923                 27
         From 1/1/03 to 12/31/03                                           $1.923                $2.487                 262

WANGER U.S. SMALLER COMPANIES
====================================================================================================================================
         From 6/4/02* to 12/31/02                                          $2.000                $1.751                 304
         From 1/1/03 to 12/31/03                                           $1.751                $2.480                1,096


*Date subacount began operations.

DEATH BENEFIT OPTION 2 CONTRACTS


                                                                                                                       UNITS
                                                                         SUBACCOUNT            SUBACCOUNT       OUTSTANDING AT END
                                                                         UNIT VALUE            UNIT VALUE            OF PERIOD
                            SUBACCOUNT                              BEGINNING OF PERIOD      END OF PERIOD          (THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------
PHOENIX-ABERDEEN INTERNATIONAL
====================================================================================================================================
         From 7/16/02* to 12/31/02                                         $2.000                $1.722                 66
         From 1/1/03 to 12/31/03                                           $1.722                $2.243                 378

PHOENIX-AIM MID-CAP EQUITY
====================================================================================================================================
         From 5/23/02* to 12/31/02                                         $2.000                $1.837                 114
         From 1/1/03 to 12/31/03                                           $1.837                $2.325                 373

PHOENIX-ALLIANCE/BERNSTEIN ENHANCED INDEX
====================================================================================================================================
         From 8/1/02* to 12/31/02                                          $2.000                $1.531                 25
         From 1/1/03 to 12/31/03                                           $1.531                $1.908                 128

PHOENIX-ALLIANCE/BERNSTEIN GROWTH + VALUE
====================================================================================================================================
         From 6/20/02* to 12/31/02                                         $2.000                $1.511                  9
         From 1/1/03 to 12/31/03                                           $1.511                $1.881                 125

PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES
====================================================================================================================================
         From 6/12/02* to 12/31/02                                         $2.000                $2.263                 187
         From 1/1/03 to 12/31/03                                           $2.263                $3.090                 946

PHOENIX-ENGEMANN CAPITAL GROWTH
====================================================================================================================================
         From 5/16/02* to 12/31/02                                         $2.000                $1.499                 218
         From 1/1/03 to 12/31/03                                           $1.499                $1.873                1,033

PHOENIX-ENGEMANN SMALL & MID-CAP GROWTH
====================================================================================================================================
         From 5/16/02* to 12/31/02                                         $2.000                $1.482                 24
         From 1/1/03 to 12/31/03                                           $1.482                $2.143                 412

PHOENIX-GOODWIN MONEY MARKET
====================================================================================================================================
         From 7/11/02* to 12/31/02                                         $2.000                $2.004                 181
         From 1/1/03 to 12/31/03                                           $2.004                $1.992                2,256

PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME
====================================================================================================================================
         From 6/25/02* to 12/31/02                                         $2.000                $2.168                 292
         From 1/1/03 to 12/31/03                                           $2.168                $2.453                1,618

PHOENIX-GOODWIN MULTI-SECTOR SHORT TERM BOND
====================================================================================================================================
         From 6/16/03* to 12/31/03                                         $2.000                $1.022                 854

PHOENIX-KAYNE RISING DIVIDENDS
====================================================================================================================================
         From 9/12/02* to 12/31/02                                         $2.000                $1.922                 17
         From 1/1/03 to 12/31/03                                           $1.922                $2.260                 414

PHOENIX-KAYNE SMALL-CAP QUALITY VALUE
====================================================================================================================================
         From 10/24/02* to 12/31/02                                        $2.000                $2.010                  8
         From 1/1/03 to 12/31/03                                           $2.010                $2.388                 206

PHOENIX-LAZARD INTERNATIONAL EQUITY SELECT
====================================================================================================================================
         From 10/1/02* to 12/31/02                                         $2.000                $1.906                 63
         From 1/1/03 to 12/31/03                                           $1.906                $2.444                3,751

PHOENIX-LAZARD SMALL-CAP VALUE
====================================================================================================================================
         From 8/20/02* to 12/31/02                                         $2.000                $1.948                 12
         From 1/1/03 to 12/31/03                                           $1.948                $2.673                 113


*Date subacount began operations.

                                                                                                                       UNITS
                                                                         SUBACCOUNT            SUBACCOUNT       OUTSTANDING AT END
                                                                         UNIT VALUE            UNIT VALUE            OF PERIOD
                            SUBACCOUNT                              BEGINNING OF PERIOD      END OF PERIOD          (THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------
PHOENIX-LAZARD U.S. MULTI-CAP
====================================================================================================================================
         From 1/2/03* to 12/31/03                                          $2.000                $2.544                 25

PHOENIX-LORD ABBETT BOND-DEBENTURE
====================================================================================================================================
         From 11/1/02* to 12/31/02                                         $2.000                $2.117                 49
         From 1/1/03 to 12/31/03                                           $2.117                $2.462                 522

PHOENIX-LORD ABBETT LARGE-CAP VALUE
====================================================================================================================================
         From 10/1/02* to 12/31/02                                         $2.000                $1.975                 99
         From 1/1/03 to 12/31/03                                           $1.975                $2.540                3,762

PHOENIX-LORD ABBETT MID-CAP VALUE
====================================================================================================================================
         From 8/20/02* to 12/31/02                                         $2.000                $1.991                 36
         From 1/1/03 to 12/31/03                                           $1.991                $2.447                 451

PHOENIX-MFS INVESTORS GROWTH STOCK
====================================================================================================================================
         From 5/23/02* to 12/31/02                                         $2.000                $1.435                 138
         From 1/1/03 to 12/31/03                                           $1.435                $1.713                1,584

PHOENIX-MFS INVESTORS TRUST
====================================================================================================================================
         From 5/17/02* to 12/31/02                                         $2.000                $1.587                 60
         From 1/1/03 to 12/31/03                                           $1.587                $1.920                 135

PHOENIX-MFS VALUE
====================================================================================================================================
         From 5/16/02* to 12/31/02                                         $2.000                $1.745                 380
         From 1/1/03 to 12/31/03                                           $1.745                $2.151                1,553

PHOENIX-NORTHERN DOW 30
====================================================================================================================================
         From 6/27/02* to 12/31/02                                         $2.000                $1.712                 32
         From 1/1/03 to 12/31/03                                           $1.712                $2.154                 388

PHOENIX-NORTHERN NASDAQ-100 INDEX(R)
====================================================================================================================================
         From 8/1/02* to 12/31/02                                          $2.000                $1.240                 19
         From 1/1/03 to 12/31/03                                           $1.240                $1.823                 547

PHOENIX-OAKHURST GROWTH AND INCOME
====================================================================================================================================
         From 7/16/02* to 12/31/02                                         $2.000                $1.556                 148
         From 1/1/03 to 12/31/03                                           $1.556                $1.959                2,728

PHOENIX-OAKHURST STRATEGIC ALLOCATION
====================================================================================================================================
         From 5/16/02* to 12/31/02                                         $2.000                $1.768                 161
         From 1/1/03 to 12/31/03                                           $1.768                $2.093                 956

PHOENIX-OAKHURST VALUE EQUITY
====================================================================================================================================
         From 6/27/02* to 12/31/02                                         $2.000                $1.589                 251
         From 1/1/03 to 12/31/03                                           $1.589                $1.944                 739

PHOENIX-SANFORD BERNSTEIN GLOBAL VALUE
====================================================================================================================================
         From 8/1/02* to 12/31/02                                          $2.000                $1.722                 16
         From 1/1/03 to 12/31/03                                           $1.722                $2.258                 74

PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE
====================================================================================================================================
         From 6/3/02* to 12/31/02                                          $2.000                $1.922                 265
         From 1/1/03 to 12/31/03                                           $1.922                $2.676                1,215


*Date subacount began operations.

                                                                                                                       UNITS
                                                                         SUBACCOUNT            SUBACCOUNT       OUTSTANDING AT END
                                                                         UNIT VALUE            UNIT VALUE            OF PERIOD
                            SUBACCOUNT                              BEGINNING OF PERIOD      END OF PERIOD          (THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------
PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE
====================================================================================================================================
         From 6/3/02* to 12/31/02                                          $2.000                $1.924                 143
         From 1/1/03 to 12/31/03                                           $1.924                $2.733                 491

PHOENIX-SENECA MID-CAP GROWTH
====================================================================================================================================
         From 7/1/02* to 12/31/02                                          $2.000                $1.362                 81
         From 1/1/03 to 12/31/03                                           $1.362                $1.733                 498

PHOENIX-SENECA STRATEGIC THEME
====================================================================================================================================
         From 6/21/02* to 12/31/02                                         $2.000                $1.321                 16
         From 1/1/03 to 12/31/03                                           $1.321                $1.790                 329

PHOENIX-STATE STREET RESEARCH SMALL-CAP GROWTH
====================================================================================================================================
         From 10/1/02* to 12/31/02                                         $2.000                $2.007                 13
         From 1/1/03 to 12/31/03                                           $2.007                $3.040                 551

AIM V.I. CAPITAL APPRECIATION FUND
====================================================================================================================================
         From 7/15/02* to 12/31/02                                         $2.000                $1.535                 95
         From 1/1/03 to 12/31/03                                           $1.535                $1.963                2,410

AIM V.I. PREMIER EQUITY FUND
====================================================================================================================================
         From 5/23/02* to 12/31/02                                         $2.000                $1.402                 22
         From 1/1/03 to 12/31/03                                           $1.402                $1.732                 153

ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
====================================================================================================================================
         From 7/1/02* to 12/31/02                                          $2.000                $1.339                  97
         From 1/1/03 to 12/31/03                                           $1.339                $1.782                 464

FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
====================================================================================================================================
         From 6/12/02* to 12/31/02                                         $2.000                $2.135                 942
         From 1/1/03 to 12/31/03                                           $2.135                $2.158                9,479

FEDERATED HIGH INCOME BOND FUND II
====================================================================================================================================
         From 6/12/02* to 12/31/02                                         $2.000                $1.993                 58
         From 1/1/03 to 12/31/03                                           $1.993                $2.405                 775

VIP CONTRAFUND(R) PORTFOLIO
====================================================================================================================================
         From 5/16/02* to 12/31/02                                         $2.000                $1.836                 336
         From 1/1/03 to 12/31/03                                           $1.836                $2.327                2,198

VIP GROWTH OPPORTUNITIES PORTFOLIO
====================================================================================================================================
         From 8/27/02* to 12/31/02                                         $2.000                $1.568                 35
         From 1/1/03 to 12/31/03                                           $1.568                $2.007                 171

VIP GROWTH PORTFOLIO
====================================================================================================================================
         From 6/21/02* to 12/31/02                                         $2.000                $1.396                 135
         From 1/1/03 to 12/31/03                                           $1.396                $1.830                2,254

MUTUAL SHARES SECURITIES FUND
====================================================================================================================================
         From 6/12/02* to 12/31/02                                         $2.000                $1.794                 79
         From 1/1/03 to 12/31/03                                           $1.794                $2.217                 477

TEMPLETON FOREIGN SECURITIES FUND
====================================================================================================================================
         From 7/1/02* to 12/31/02                                          $2.000                $1.640                 117
         From 1/1/03 to 12/31/03                                           $1.640                $2.142                 903


*Date subacount began operations.

                                                                                                                       UNITS
                                                                         SUBACCOUNT            SUBACCOUNT       OUTSTANDING AT END
                                                                         UNIT VALUE            UNIT VALUE            OF PERIOD
                            SUBACCOUNT                              BEGINNING OF PERIOD      END OF PERIOD          (THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------
TEMPLETON GROWTH SECURITIES FUND
====================================================================================================================================
         From 6/25/02* to 12/31/02                                         $2.000                $1.640                 216
         From 1/1/03 to 12/31/03                                           $1.640                $2.139                 845

RYDEX VARIABLE TRUST JUNO FUND
====================================================================================================================================
         From 6/30/03* to 12/31/03                                         $2.000                $1.052                 466

RYDEX VARIABLE TRUST NOVA FUND
====================================================================================================================================
         From 6/3/03* to 12/31/03                                          $2.000                $1.215                 102

RYDEX VARIABLE TRUST SECTOR ROTATION FUND
====================================================================================================================================
         From 6/3/03* to 12/31/03                                          $2.000                $1.153                 532

SCUDDER VIT EAFE(R) EQUITY INDEX FUND
====================================================================================================================================
         From 8/1/02* to 12/31/02                                          $2.000                $1.569                 131
         From 1/1/03 to 12/31/03                                           $1.569                $2.067                 363

SCUDDER VIT EQUITY 500 INDEX FUND
====================================================================================================================================
         From 5/16/02* to 12/31/02                                         $2.000                $1.559                 239
         From 1/1/03 to 12/31/03                                           $1.559                $1.972                2,261

TECHNOLOGY PORTFOLIO
====================================================================================================================================
         From 8/1/02* to 12/31/02                                          $2.000                $1.013                 19
         From 1/1/03 to 12/31/03                                           $1.013                $1.479                 224

WANGER INTERNATIONAL SELECT
====================================================================================================================================
         From 8/1/02* to 12/31/02                                          $2.000                $1.732                 17
         From 1/1/03 to 12/31/03                                           $1.732                $2.416                 113

WANGER INTERNATIONAL SMALL CAP
====================================================================================================================================
         From 6/12/02* to 12/31/02                                         $2.000                $1.733                 263
         From 1/1/03 to 12/31/03                                           $1.733                $2.547                1,899

WANGER SELECT
====================================================================================================================================
         From 6/12/02* to 12/31/02                                         $2.000                $1.920                 42
         From 1/1/03 to 12/31/03                                           $1.920                $2.479                 315

WANGER U.S. SMALLER COMPANIES
====================================================================================================================================
         From 5/16/02* to 12/31/02                                         $2.000                $1.748                 358
         From 1/1/03 to 12/31/03                                           $1.748                $2.473                1,579


*Date subacount began operations.

DEATH BENEFIT OPTION 3 CONTRACTS


                                                                                                                       UNITS
                                                                         SUBACCOUNT            SUBACCOUNT       OUTSTANDING AT END
                                                                         UNIT VALUE            UNIT VALUE            OF PERIOD
                            SUBACCOUNT                              BEGINNING OF PERIOD      END OF PERIOD          (THOUSANDS)
-----------------------------------------------------------------------------------------------------------------------------------
PHOENIX-ABERDEEN INTERNATIONAL
===================================================================================================================================
         From 5/23/02* to 12/31/02                                         $2.000                $1.719                  35
         From 1/1/03 to 12/31/03                                           $1.719                $2.236                 115

PHOENIX-AIM MID-CAP EQUITY
===================================================================================================================================
         From 7/1/02* to 12/31/02                                          $2.000                $1.833                  20
         From 1/1/03 to 12/31/03                                           $1.833                $2.317                  54

PHOENIX-ALLIANCE/BERNSTEIN ENHANCED INDEX
===================================================================================================================================
         From 6/3/02* to 12/31/02                                          $2.000                $1.529                   8
         From 1/1/03 to 12/31/03                                           $1.529                $1.902                  11

PHOENIX-ALLIANCE/BERNSTEIN GROWTH + VALUE
===================================================================================================================================
         From 9/3/02* to 12/31/02                                          $2.000                $1.508                   3
         From 1/1/03 to 12/31/03                                           $1.508                $1.875                  15

PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES
===================================================================================================================================
         From 6/17/02* to 12/31/02                                         $2.000                $2.260                  30
         From 1/1/03 to 12/31/03                                           $2.260                $3.081                  69

PHOENIX-ENGEMANN CAPITAL GROWTH
===================================================================================================================================
         From 6/17/02* to 12/31/02                                         $2.000                $1.497                  53
         From 1/1/03 to 12/31/03                                           $1.497                $1.867                  82

PHOENIX-ENGEMANN SMALL & MID-CAP GROWTH
===================================================================================================================================
         From 5/16/02* to 12/31/02                                         $2.000                $1.480                   9
         From 1/1/03 to 12/31/03                                           $1.480                $2.136                  23

PHOENIX-GOODWIN MONEY MARKET
===================================================================================================================================
         From 5/21/02* to 12/31/02                                         $2.000                $2.001                  41
         From 1/1/03 to 12/31/03                                           $2.001                $1.986                 193

PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME
===================================================================================================================================
         From 5/23/02* to 12/31/02                                         $2.000                $2.164                 105
         From 1/1/03 to 12/31/03                                           $2.164                $2.445                 170

PHOENIX-GOODWIN MULTI-SECTOR SHORT TERM BOND
===================================================================================================================================
         From 9/8/03* to 12/31/03                                          $2.000                $1.021                  56

PHOENIX-KAYNE RISING DIVIDENDS
===================================================================================================================================
         From 9/4/02* to 12/31/02                                          $2.000                $1.920                   1
         From 1/1/03 to 12/31/03                                           $1.920                $2.255                  40

PHOENIX-KAYNE SMALL-CAP QUALITY VALUE
===================================================================================================================================
         From 5/1/03* to 12/31/03                                          $2.000                $2.383                  25

PHOENIX-LAZARD INTERNATIONAL EQUITY SELECT
===================================================================================================================================
         From 9/4/02* to 12/31/02                                          $2.000                $1.905                   9
         From 1/1/03 to 12/31/03                                           $1.905                $2.439                 389

PHOENIX-LAZARD SMALL-CAP VALUE
===================================================================================================================================
         From 5/29/03* to 12/31/03                                         $2.000                $2.667                   1

PHOENIX-LAZARD U.S. MULTI-CAP
===================================================================================================================================
         From 5/1/03* to 12/31/03                                          $2.000                $2.538                  14


*Date subaccount began operations.

                                                                                                                       UNITS
                                                                         SUBACCOUNT            SUBACCOUNT       OUTSTANDING AT END
                                                                         UNIT VALUE            UNIT VALUE            OF PERIOD
                            SUBACCOUNT                              BEGINNING OF PERIOD      END OF PERIOD          (THOUSANDS)
-----------------------------------------------------------------------------------------------------------------------------------
PHOENIX-LORD ABBETT BOND-DEBENTURE
===================================================================================================================================
         From 11/1/02* to 12/31/02                                         $2.000                $2.116                   1
         From 1/1/03 to 12/31/03                                           $2.116                $2.457                 101

PHOENIX-LORD ABBETT LARGE-CAP VALUE
===================================================================================================================================
         From 9/10/02* to 12/31/02                                         $2.000                $1.974                  15
         From 1/1/03 to 12/31/03                                           $1.974                $2.535                 321

PHOENIX-LORD ABBETT MID-CAP VALUE
===================================================================================================================================
         From 9/4/02* to 12/31/02                                          $2.000                $1.990                   1
         From 1/1/03 to 12/31/03                                           $1.990                $2.443                  67

PHOENIX-MFS INVESTORS GROWTH STOCK
===================================================================================================================================
         From 5/16/02* to 12/31/02                                         $2.000                $1.433                  28
         From 1/1/03 to 12/31/03                                           $1.433                $1.707                 200

PHOENIX-MFS INVESTORS TRUST
===================================================================================================================================
         From 5/20/02* to 12/31/02                                         $2.000                $1.584                   3
         From 1/1/03 to 12/31/03                                           $1.584                $1.914                   6

PHOENIX-MFS VALUE
===================================================================================================================================
         From 7/1/02* to 12/31/02                                          $2.000                $1.742                  10
         From 1/1/03 to 12/31/03                                           $1.742                $2.144                  85

PHOENIX-NORTHERN DOW 30
===================================================================================================================================
         From 5/16/02* to 12/31/02                                         $2.000                $1.709                  34
         From 1/1/03 to 12/31/03                                           $1.709                $2.147                  39

PHOENIX-NORTHERN NASDAQ-100 INDEX(R)
===================================================================================================================================
         From 5/16/02* to 12/31/02                                         $2.000                $1.238                  24
         From 1/1/03 to 12/31/03                                           $1.238                $1.817                  30

PHOENIX-OAKHURST GROWTH AND INCOME
===================================================================================================================================
         From 9/3/02* to 12/31/02                                          $2.000                $1.554                   7
         From 1/1/03 to 12/31/03                                           $1.554                $1.953                 257

PHOENIX-OAKHURST STRATEGIC ALLOCATION
===================================================================================================================================
         From 5/16/02* to 12/31/02                                         $2.000                $1.765                 213
         From 1/1/03 to 12/31/03                                           $1.765                $2.086                 179

PHOENIX-OAKHURST VALUE EQUITY
===================================================================================================================================
         From 5/16/02* to 12/31/02                                         $2.000                $1.587                  24
         From 1/1/03 to 12/31/03                                           $1.587                $1.938                  92

PHOENIX-SANFORD BERNSTEIN GLOBAL VALUE
===================================================================================================================================
         From 5/16/02* to 12/31/02                                         $2.000                $1.719                   5
         From 1/1/03 to 12/31/03                                           $1.719                $2.251                  10

PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE
===================================================================================================================================
         From 5/16/02* to 12/31/02                                         $2.000                $1.919                  21
         From 1/1/03 to 12/31/03                                           $1.919                $2.667                  50

PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE
===================================================================================================================================
         From 5/16/02* to 12/31/02                                         $2.000                $1.920                  20
         From 1/1/03 to 12/31/03                                           $1.920                $2.724                  47


*Date subaccount began operations.

                                                                                                                       UNITS
                                                                         SUBACCOUNT            SUBACCOUNT       OUTSTANDING AT END
                                                                         UNIT VALUE            UNIT VALUE            OF PERIOD
                            SUBACCOUNT                              BEGINNING OF PERIOD      END OF PERIOD          (THOUSANDS)
-----------------------------------------------------------------------------------------------------------------------------------

PHOENIX-SENECA MID-CAP GROWTH
===================================================================================================================================
         From 12/3/02* to 12/31/02                                         $2.000                $1.360                   1
         From 1/1/03 to 12/31/03                                           $1.360                $1.728                  44

PHOENIX-SENECA STRATEGIC THEME
===================================================================================================================================
         From 6/17/02* to 12/31/02                                         $2.000                $1.318                  13
         From 1/1/03 to 12/31/03                                           $1.318                $1.784                  49

PHOENIX-STATE STREET RESEARCH SMALL-CAP GROWTH
===================================================================================================================================
         From 12/2/02* to 12/31/02                                         $2.000                $2.006                   1
         From 1/1/03 to 12/31/03                                           $2.006                $3.034                  44

AIM V.I. CAPITAL APPRECIATION FUND
===================================================================================================================================
         From 6/3/02* to 12/31/02                                          $2.000                $1.532                  43
         From 1/1/03 to 12/31/03                                           $1.532                $1.957                 268

AIM V.I. PREMIER EQUITY FUND
===================================================================================================================================
         From 7/1/02* to 12/31/02                                          $2.000                $1.400                   3
         From 1/1/03 to 12/31/03                                           $1.400                $1.727                  45

ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
===================================================================================================================================
         From 1/2/03* to 12/31/03                                          $2.000                $1.776                  28

FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
===================================================================================================================================
         From 6/3/02* to 12/31/02                                          $2.000                $2.131                 100
         From 1/1/03 to 12/31/03                                           $2.131                $2.151                 739

FEDERATED HIGH INCOME BOND FUND II
===================================================================================================================================
         From 2/13/03* to 12/31/03                                         $2.000                $2.397                  51

VIP CONTRAFUND(R) PORTFOLIO
===================================================================================================================================
         From 5/23/02* to 12/31/02                                         $2.000                $1.833                   2
         From 1/1/03 to 12/31/03                                           $1.833                $2.319                  42

VIP GROWTH OPPORTUNITIES PORTFOLIO
===================================================================================================================================
         From 6/3/02* to 12/31/02                                          $2.000                $1.565                   3
         From 1/1/03 to 12/31/03                                           $1.565                $2.001                  15

VIP GROWTH PORTFOLIO
===================================================================================================================================
         From 5/16/02* to 12/31/02                                         $2.000                $1.394                  39
         From 1/1/03 to 12/31/03                                           $1.394                $1.825                 214

MUTUAL SHARES SECURITIES FUND
===================================================================================================================================
         From 7/1/02* to 12/31/02                                          $2.000                $1.791                  19
         From 1/1/03 to 12/31/03                                           $1.791                $2.210                  51

TEMPLETON FOREIGN SECURITIES FUND
===================================================================================================================================
         From 9/4/02* to 12/31/02                                          $2.000                $1.638                   1
         From 1/1/03 to 12/31/03                                           $1.638                $2.135                  18

TEMPLETON GROWTH SECURITIES FUND
===================================================================================================================================
         From 7/1/02* to 12/31/02                                          $2.000                $1.637                  17
         From 1/1/03 to 12/31/03                                           $1.637                $2.133                  44

RYDEX VARIABLE TRUST JUNO FUND
===================================================================================================================================
         From 7/1/03* to 12/31/03                                          $2.000                $1.051                  18


*Date subaccount began operations.

                                                                                                                       UNITS
                                                                         SUBACCOUNT            SUBACCOUNT       OUTSTANDING AT END
                                                                         UNIT VALUE            UNIT VALUE            OF PERIOD
                            SUBACCOUNT                              BEGINNING OF PERIOD      END OF PERIOD          (THOUSANDS)
-----------------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST NOVA FUND
===================================================================================================================================
         From 9/9/03* to 12/31/03                                          $2.000                $1.214                  16

RYDEX VARIABLE TRUST SECTOR ROTATION FUND
===================================================================================================================================
         From 7/1/03* to 12/31/03                                          $2.000                $1.152                  25

SCUDDER VIT EAFE(R) EQUITY INDEX FUND
===================================================================================================================================
         From 6/3/02* to 12/31/02                                          $2.000                $1.567                  10
         From 1/1/03 to 12/31/03                                           $1.567                $2.060                  28

SCUDDER VIT EQUITY 500 INDEX FUND
===================================================================================================================================
         From 6/21/02* to 12/31/02                                         $2.000                $1.556                  26
         From 1/1/03 to 12/31/03                                           $1.556                $1.966                 156

TECHNOLOGY PORTFOLIO
===================================================================================================================================
         From 5/16/02* to 12/31/02                                         $2.000                $1.011                   5
         From 1/1/03 to 12/31/03                                           $1.011                $1.474                  18

WANGER INTERNATIONAL SELECT
===================================================================================================================================
         From 8/29/02* to 12/31/02                                         $2.000                $1.730                   1
         From 1/1/03 to 12/31/03                                           $1.730                $2.409                   1

WANGER INTERNATIONAL SMALL CAP
===================================================================================================================================
         From 5/16/02* to 12/31/02                                         $2.000                $1.730                  40
         From 1/1/03 to 12/31/03                                           $1.730                $2.539                 165

WANGER SELECT
===================================================================================================================================
         From 12/3/02* to 12/31/02                                         $2.000                $1.917                   1
         From 1/1/03 to 12/31/03                                           $1.917                $2.471                  24

WANGER U.S. SMALLER COMPANIES
===================================================================================================================================
         From 5/16/02* to 12/31/02                                         $2.000                $1.745                  63
         From 1/1/03 to 12/31/03                                           $1.745                $2.465                  99


*Date subaccount began operations.

DEATH BENEFIT OPTION 3 CONTRACTS WITHOUT THE ACCUMULATION ENHANCEMENT


                                                                                                                       UNITS
                                                                         SUBACCOUNT            SUBACCOUNT       OUTSTANDING AT END
                                                                         UNIT VALUE            UNIT VALUE            OF PERIOD
                            SUBACCOUNT                              BEGINNING OF PERIOD      END OF PERIOD          (THOUSANDS)
-----------------------------------------------------------------------------------------------------------------------------------
PHOENIX-ABERDEEN INTERNATIONAL
===================================================================================================================================
         From 10/8/02* to 12/31/02                                         $2.000                $1.721                  1
         From 1/1/03 to 12/31/03                                           $1.721                $2.240                  2

PHOENIX-AIM MID-CAP EQUITY
===================================================================================================================================

PHOENIX-ALLIANCE/BERNSTEIN ENHANCED INDEX
===================================================================================================================================
         From 12/26/02* to 12/31/02                                        $2.000                $1.530                 13
         From 12/2/03 to 12/31/03                                          $1.530                $1.906                 13

PHOENIX-ALLIANCE/BERNSTEIN GROWTH + VALUE
===================================================================================================================================

PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES
===================================================================================================================================
         From 3/3/03* to 12/31/03                                          $2.000                $3.087                  7

PHOENIX-ENGEMANN CAPITAL GROWTH
===================================================================================================================================
         From 10/8/02* to 12/31/02                                         $2.000                $1.498                 .3
         From 1/1/03 to 12/31/03                                           $1.498                $1.871                 .3

PHOENIX-ENGEMANN SMALL & MID-CAP GROWTH
===================================================================================================================================
         From 10/8/02* to 12/31/02                                         $2.000                $1.481                 .3
         From 1/1/03 to 12/31/03                                           $1.481                $2.141                 .3

PHOENIX-GOODWIN MONEY MARKET
===================================================================================================================================
         From 10/2/02* to 12/31/02                                         $2.000                $2.003                  3
         From 1/1/03 to 12/31/03                                           $2.003                $1.990                  2

PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME
===================================================================================================================================

PHOENIX-KAYNE RISING DIVIDENDS
===================================================================================================================================
         From 1/1/03 to 12/31/03                                           $2.153

PHOENIX-KAYNE SMALL-CAP QUALITY VALUE
===================================================================================================================================
         From 12/18/02* to 12/31/02                                        $2.000                $2.010                 .2
         From 1/1/03 to 12/31/03                                           $2.010                $2.386                  1

PHOENIX-LAZARD INTERNATIONAL EQUITY SELECT
===================================================================================================================================
         From 3/3/03* to 12/31/03                                          $2.000                $2.442                 17

PHOENIX-LAZARD SMALL-CAP VALUE
===================================================================================================================================

PHOENIX-LAZARD U.S. MULTI-CAP
===================================================================================================================================

PHOENIX-LORD ABBETT BOND-DEBENTURE
===================================================================================================================================
         From 3/3/03* to 12/31/03                                          $2.000                $2.460                  4

PHOENIX-LORD ABBETT LARGE-CAP VALUE
===================================================================================================================================
         From 3/3/03* to 12/31/03                                          $2.000                $2.539                 12


*Date subaccount began operations.

                                                                                                                       UNITS
                                                                         SUBACCOUNT            SUBACCOUNT       OUTSTANDING AT END
                                                                         UNIT VALUE            UNIT VALUE            OF PERIOD
                            SUBACCOUNT                              BEGINNING OF PERIOD      END OF PERIOD          (THOUSANDS)
-----------------------------------------------------------------------------------------------------------------------------------
PHOENIX-LORD ABBETT MID-CAP VALUE
===================================================================================================================================
         From 12/18/02* to 12/31/02                                        $2.000                $1.991                 .3
         From 1/1/03 to 12/31/03                                           $1.991                $2.446                  2

PHOENIX-MFS INVESTORS GROWTH STOCK
===================================================================================================================================
         From 10/8/02* to 12/31/02                                         $2.000                $1.435                 .5
         From 1/1/03 to 12/31/03                                           $1.435                $1.711                  6

PHOENIX-MFS INVESTORS TRUST
===================================================================================================================================
         From 12/18/02* to 12/31/02                                        $2.000                $1.586                 .2
         From 1/1/03 to 12/31/03                                           $1.586                $1.918                  2

PHOENIX-MFS VALUE
===================================================================================================================================
         From 9/11/02* to 12/31/02                                         $2.000                $1.744                  9
         From 1/1/03 to 12/31/03                                           $1.744                $2.149                 10

PHOENIX-NORTHERN DOW 30
===================================================================================================================================
         From 9/11/02* to 12/31/02                                         $2.000                $1.711                  3
         From 1/1/03 to 12/31/03                                           $1.711                $2.151                  3

PHOENIX-NORTHERN NASDAQ-100 INDEX(R)
===================================================================================================================================

PHOENIX-OAKHURST GROWTH AND INCOME
===================================================================================================================================
         From 10/8/02* to 12/31/02                                         $2.000                $1.556                 .3
         From 1/1/03 to 12/31/03                                           $1.556                $1.957                  9

PHOENIX-OAKHURST STRATEGIC ALLOCATION
===================================================================================================================================
         From 9/11/02* to 12/31/02                                         $2.000                $1.767                  6
         From 1/1/03 to 12/31/03                                           $1.767                $2.091                 79

PHOENIX-OAKHURST VALUE EQUITY
===================================================================================================================================
         From 10/8/02* to 12/31/02                                         $2.000                $1.588                  1
         From 1/1/03 to 12/31/03                                           $1.588                $1.942                  1

PHOENIX-SANFORD BERNSTEIN GLOBAL VALUE
===================================================================================================================================

PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE
===================================================================================================================================
         From 12/26/02* to 12/31/02                                        $2.000                $1.921                 11
         From 1/1/03 to 12/31/03                                           $1.921                $2.673                 11

PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE
===================================================================================================================================
         From 9/11/02* to 12/31/02                                         $2.000                $1.923                  3
         From 1/1/03 to 12/31/03                                           $1.923                $2.730                  3

PHOENIX-SENECA MID-CAP GROWTH
===================================================================================================================================
         From 9/11/02* to 12/31/02                                         $2.000                $1.362                  3
         From 1/1/03 to 12/31/03                                           $1.362                $1.731                  3

PHOENIX-SENECA STRATEGIC THEME
===================================================================================================================================

PHOENIX-STATE STREET RESEARCH SMALL-CAP GROWTH
===================================================================================================================================
         From 12/2/03* to 12/31/03                                         $2.000                $3.038                  2


*Date subaccount began operations.

                                                                                                                       UNITS
                                                                         SUBACCOUNT            SUBACCOUNT       OUTSTANDING AT END
                                                                         UNIT VALUE            UNIT VALUE            OF PERIOD
                            SUBACCOUNT                              BEGINNING OF PERIOD      END OF PERIOD          (THOUSANDS)
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND
===================================================================================================================================
         From 12/2/03* to 12/31/03                                         $2.000                $1.961                  4

AIM V.I. PREMIER EQUITY FUND
===================================================================================================================================

ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
===================================================================================================================================

FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
===================================================================================================================================
         From 9/11/02* to 12/31/02                                         $2.000                $2.134                 12
         From 1/1/03 to 12/31/03                                           $2.134                $2.156                 33

FEDERATED HIGH INCOME BOND FUND II
===================================================================================================================================
         From 9/11/02* to 12/31/02                                         $2.000                $1.992                  4
         From 1/1/03 to 12/31/03                                           $1.992                $2.403                  4

VIP CONTRAFUND(R) PORTFOLIO
===================================================================================================================================
         From 3/3/03* to 12/31/03                                          $2.000                $2.324                  9

VIP GROWTH OPPORTUNITIES PORTFOLIO
===================================================================================================================================

VIP GROWTH PORTFOLIO
===================================================================================================================================
         From 10/8/02* to 12/31/02                                         $2.000                $1.395                 .5
         From 1/1/03 to 12/31/03                                           $1.395                $1.829                  7

MUTUAL SHARES SECURITIES FUND
===================================================================================================================================

TEMPLETON FOREIGN SECURITIES FUND
===================================================================================================================================
         From 2/3/03* to 12/31/03                                          $2.000                $2.139                 .7

TEMPLETON GROWTH SECURITIES FUND
===================================================================================================================================
         From 12/26/02* to 12/31/02                                        $2.000                $1.639                 12
         From 1/1/03 to 12/31/03                                           $1.639                $2.137                 12

RYDEX VARIABLE TRUST JUNO FUND
===================================================================================================================================

RYDEX VARIABLE TRUST  NOVA FUND
===================================================================================================================================

RYDEX VARIABLE TRUST  SECTOR ROTATION FUND
===================================================================================================================================

SCUDDER VIT EAFE(R) EQUITY INDEX FUND
===================================================================================================================================

SCUDDER VIT EQUITY 500 INDEX FUND
===================================================================================================================================

TECHNOLOGY PORTFOLIO
===================================================================================================================================

WANGER FOREIGN FORTY
===================================================================================================================================


*Date subaccount began operations.

                                                                                                                       UNITS
                                                                         SUBACCOUNT            SUBACCOUNT       OUTSTANDING AT END
                                                                         UNIT VALUE            UNIT VALUE            OF PERIOD
                            SUBACCOUNT                              BEGINNING OF PERIOD      END OF PERIOD          (THOUSANDS)
-----------------------------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL SMALL CAP
===================================================================================================================================
         From 10/8/02* to 12/31/02                                         $2.000                $1.732                 .2
         From 1/1/03 to 12/31/03                                           $1.732                $2.545                  3

WANGER TWENTY
===================================================================================================================================

WANGER U.S. SMALLER COMPANIES
===================================================================================================================================
         From 12/26/02* to 12/31/02                                        $2.000                $1.747                 12
         From 1/1/03 to 12/31/03                                           $1.747                $2.470                 12


*Date subaccount began operations.

                                     PART B

                                                                    [VERSION A]

                             THE BIG EDGE CHOICE(R)

             PHL VARIABLE ACCUMULATION ACCOUNT ("SEPARATE ACCOUNT")

                         PHL VARIABLE INSURANCE COMPANY
                 VARIABLE ACCUMULATION DEFERRED ANNUITY CONTRACT

                       STATEMENT OF ADDITIONAL INFORMATION


HOME OFFICE:                                      PHL VARIABLE INSURANCE COMPANY
One American Row                                     ANNUITY OPERATIONS DIVISION
Hartford, Connecticut 06102                                        P.O. Box 8027
                                                Boston, Massachusetts 02266-8027

                                   May 1, 2004

This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the prospectus, dated May 1, 2004. You may obtain a copy of the prospectus without charge by contacting PHL Variable Insurance Company ("PHL Variable") at the above address or by calling 800/541-0171.


                                TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
PHL Variable Insurance Company............................................    2

Underwriter...............................................................    2

Disruptive Trading and Market Timing......................................    2

Performance History.......................................................    3

Calculation of Yield and Return...........................................    6

Calculation of Annuity Payments ..........................................    7

Experts ..................................................................    8

Separate Account Financial Statements..................................... SA-1

Company Financial Statements..............................................  F-1

PHL VARIABLE INSURANCE COMPANY
--------------------------------------------------------------------------------
     PHL Variable Insurance Company ("PHL Variable") is a Connecticut stock life insurance company incorporated on July 15, 1981. We sell life insurance policies and annuity contracts through our affiliated distribution companies and through brokers. Our executive and administrative office is at One American Row in Hartford, Connecticut 06102.

     PHL Variable is directly owned by PM Holdings, Inc. ("PMH") a downstream holding company of Phoenix Life Insurance Company ("Phoenix"). Phoenix is a life insurance company which is wholly owned by The Phoenix Companies, Inc. ("PNX"), which is a manufacturer of insurance, annuity and asset management products.

UNDERWRITER
--------------------------------------------------------------------------------
     Phoenix Equity Planning Corporation ("PEPCO"), an affiliate of PHL Variable, as underwriter, offers these contracts on a continuous basis. PEPCO is not compensated for any underwriting commissions. All underwriting commission costs are borne directly by PHL Variable.

DISRUPTIVE TRADING AND MARKET TIMING
--------------------------------------------------------------------------------
     The following disclosure is intended to supplement the disclosure in the Contract prospectus.

     Frequent transfers, programmed transfers, transfers into and then out of a subaccount in a short period of time, and transfers of large amounts at one time ("Disruptive Trading") can have harmful effects for other Contract owners. To protect our Contract owners and the underlying funds from Disruptive Trading, we have adopted certain market timing policies and procedures.

     Under our market timing policy, we could modify your transfer privileges for some or all of the subaccounts. Modifications include, but are not limited to: not accepting a transfer request from you or from any person, asset allocation service, and/or market timing service made on your behalf. We may also limit the amount that may be transferred into or out of any subaccount at any one time. Unless prohibited by the terms of the Contract, we may (but are not obligated to):

o limit the dollar amount and frequency of transfers (e.g., prohibit more than one transfer a week, or more than two a month, etc.),

o restrict the method of making a transfer (e.g., require that all transfers into a particular subaccount be sent to our Service Center by first class U.S. mail and rescind telephone or fax transfer privileges),

o require a holding period for some subaccounts (e.g., prohibit transfers into a particular subaccount within a specified period of time after a transfer out of that subaccount),

o impose redemption fees on short-term trading (or implement and administer redemption fees imposed by one or more of the underlying funds), or

o   impose other limitations or restrictions.

     Currently we attempt to detect Disruptive Trading by monitoring both the dollar amount of individual transfers and the frequency of a Contract owner's transfers. With respect to both dollar amount and frequency, we may consider an individual transfer alone or when combined with transfers from other Contracts owned by or under the control or influence of the same individual or entity. We currently review transfer activity on a weekly basis. We also consider any concerns brought to our attention by the managers of the underlying funds. We may change our monitoring procedures at any time without notice.

     Currently we attempt to deter Disruptive Trading by monitoring a Contract owner's transfer activity. If a Contract owner's transfer request exceeds the transfer parameters, we send the owner a warning letter. Then, if at any time thereafter the owner's transfer activity exceeds the transfer parameters, we will revoke the Contract owner's right to make Internet, phone and fax transfers. This would mean that thereafter the Contract owner could make transfers only through the U.S. mail or by other physical delivery of a written transfer request with an original signature of the Contract owner(s). We will notify Contract owners in writing (by mail to their address of record on file with us) if we revoke their Internet, phone or fax transfer privileges.

     We do not include transfers made pursuant to the Dollar Cost Averaging, Automatic Asset Rebalancing or other similar programs when applying our market timing policy.

     We have adopted these policies and procedures as a prophylactic measure to protect all Contract owners from the potential affects of Disruptive Trading, while also abiding by any rights that Contract owners may have to make transfers and providing reasonable and convenient methods of making transfers that do not have the potential to harm other Contract owners.

     We currently do not make any exceptions to the policies and procedures discussed above to detect and deter Disruptive Trading. We may reinstate Internet, telephone and fax transfer privileges after they are revoked, but we will not reinstate these privileges if we have reason to believe that they might be used thereafter for Disruptive Trading.

     We cannot guarantee that our monitoring will be 100% successful in detecting all transfer activity that exceeds the parameters discussed above (and we do not guarantee that these are appropriate transfer parameters to prevent Disruptive Trading). We cannot guarantee that revoking a Contract owner's Internet, telephone and fax transfer privileges will successfully deter all Disruptive Trading. In addition, some of the underlying funds are available to insurance companies other than Phoenix and we do not know whether those other insurance companies have adopted any policies and procedures to detect and deter Disruptive Trading, or if so what those policies and procedures might be.

     We may, without prior notice, take whatever action we deem appropriate to comply with or take advantage of any state or federal regulatory requirement. In addition, orders for the purchase of underlying fund shares are subject to acceptance by the relevant fund. We reserve the right to reject, without prior notice, any transfer request into any subaccount if the purchase of shares in the corresponding underlying fund is not accepted for any reason.

PERFORMANCE HISTORY
--------------------------------------------------------------------------------
     From time to time, the Separate Account may include the performance history of any or all subaccounts in advertisements, sales literature or reports. PERFORMANCE INFORMATION ABOUT EACH SUBACCOUNT IS BASED ON PAST PERFORMANCE ONLY AND IS NOT AN INDICATION OF FUTURE PERFORMANCE. Performance information may be expressed as yield and effective yield of the Phoenix-Goodwin Money Market Subaccount, as yield of the Phoenix-Goodwin Multi-Sector Fixed Income Subaccount and as total return of any subaccount. For the Phoenix-Goodwin Multi-Sector Fixed Income Subaccount, quotations of yield will be based on all investment income per unit earned during a given 30-day period (including dividends and interest), less expenses accrued during the period ("net investment income") and are computed by dividing the net investment income by the maximum offering price per unit on the last day of the period.


     When a subaccount advertises its total return, it usually will be calculated for one year, five years and ten years or since inception if the subaccount has not been in existence for at least ten years. Total return is measured by comparing the value of a hypothetical $1,000 investment in the subaccount at the beginning of the relevant period to the value of the investment at the end of the period, assuming the reinvestment of all distributions at net asset value and the deduction of all applicable contract charges except for premium taxes (which vary by state) at the beginning of the relevant period.


     For those subaccounts within the Separate Account that have not been available for one of the quoted periods, the standardized average annual total return quotations may show the investment performance such subaccount would have achieved (reduced by the applicable charges) had it been available to invest in shares of the fund for the period quoted.

       AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED DECEMBER 31, 2003

--------------------------------------------------------------------------------------------------------------
                Subaccount                         Inception Date*  1 Year   5 Years  10 Years Since Inception
--------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                  12/7/94      21.70%   -3.51%      N/A          4.45%
--------------------------------------------------------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity Series                     10/29/01      18.30%     N/A       N/A          5.07%
--------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series       7/14/97      16.49%   -4.30%      N/A          1.61%
--------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Growth + Value Series      10/29/01      16.33%     N/A       N/A         -3.56%
--------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities
 Series                                                 5/1/95      27.61%   15.37%      N/A         13.53%
--------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series                 12/7/94      16.73%   -9.86%      N/A          3.28%
--------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth Series         8/15/00      35.15%     N/A       N/A        -14.71%
--------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                    12/7/94      -7.12%    1.20%      N/A          2.61%
--------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series       12/7/94       5.72%    6.24%      N/A          7.52%
--------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                  8/12/02       9.89%     N/A       N/A          3.95%
--------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series           8/12/02      10.99%     N/A       N/A          8.16%
--------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select Series      8/12/02      19.80%     N/A       N/A          9.98%
--------------------------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value Series                  8/12/02      28.24%     N/A       N/A         17.34%
--------------------------------------------------------------------------------------------------------------
Phoenix-Lazard U.S. Multi-Cap Series                   8/12/02      18.84%     N/A       N/A         13.22%
--------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture Series              8/12/02       8.66%     N/A       N/A         10.57%
--------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value Series             8/12/02      20.19%     N/A       N/A         13.11%
--------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value Series               8/12/02      14.86%     N/A       N/A         10.10%
--------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Growth Stock Series             12/20/99      11.49%     N/A       N/A        -13.91%
--------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Trust Series                    10/29/01      13.10%     N/A       N/A         -3.51%
--------------------------------------------------------------------------------------------------------------
Phoenix-MFS Value Series                              10/29/01      15.21%     N/A       N/A          1.83%
--------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                        12/20/99      17.57%     N/A       N/A         -2.79%
--------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series            8/15/00      37.39%     N/A       N/A        -26.57%
--------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth and Income Series               3/2/98      17.63%   -2.27%      N/A          1.06%
--------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation Series           12/7/94      10.61%    1.71%      N/A          7.98%
--------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Value Equity Series                    3/2/98      14.31%    3.29%      N/A          4.44%
--------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Global Value Series         11/20/00      22.55%     N/A       N/A          0.13%
--------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series          3/2/98      30.11%    8.42%      N/A          4.74%
--------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series      11/20/00      32.78%     N/A       N/A         13.34%
--------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                    3/2/98      18.90%   -0.61%      N/A          2.74%
--------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                  1/29/96      26.68%   -4.36%      N/A          4.96%
--------------------------------------------------------------------------------------------------------------
Phoenix-State Street Research Small-Cap Growth
 Series                                                8/12/02      41.58%     N/A       N/A         28.77%
--------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                     3/30/01      19.53%     N/A       N/A         -5.09%
--------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                           3/30/01      15.43%     N/A       N/A         -8.57%
--------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio               6/5/00      24.34%     N/A       N/A        -16.82%
--------------------------------------------------------------------------------------------------------------
Federated Fund For U.S. Government Securities II       7/15/99      -5.57%     N/A       N/A          4.09%
--------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                     7/15/99      12.78%     N/A       N/A          0.27%
--------------------------------------------------------------------------------------------------------------
VIP Fidelity Contrafund(R) Portfolio                    6/5/00      18.45%     N/A       N/A         -3.99%
--------------------------------------------------------------------------------------------------------------
VIP Fidelity Growth Opportunities Portfolio             6/5/00      19.66%     N/A       N/A        -10.60%
--------------------------------------------------------------------------------------------------------------
VIP Fidelity Growth Portfolio                           6/5/00      22.54%     N/A       N/A        -13.67%
--------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                          11/2/98      15.49%    5.54%      N/A          5.84%
--------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund            5/1/97      41.22%    5.67%      N/A         -5.57%
--------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                       5/1/97      22.02%   -0.41%      N/A          2.24%
--------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund                  5/1/97      21.78%    4.65%      N/A          5.59%
--------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                        5/1/97      21.95%    5.76%      N/A          5.29%
--------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund               6/2/03       N/A       N/A       N/A          7.94%
--------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund                  7/15/99      23.07%     N/A       N/A         -7.78%
--------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                     10/29/01      18.27%     N/A       N/A         -1.37%
--------------------------------------------------------------------------------------------------------------
Technology Portfolio                                  12/20/99      36.40%     N/A       N/A        -26.90%
--------------------------------------------------------------------------------------------------------------
Wanger International Select                             2/1/99      30.36%     N/A       N/A          7.47%
--------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                          5/1/95      37.41%    8.30%      N/A         13.35%
--------------------------------------------------------------------------------------------------------------
Wanger Select                                           2/1/99      20.64%     N/A       N/A         11.89%
--------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                           5/1/95      32.19%    6.56%      N/A         14.43%
--------------------------------------------------------------------------------------------------------------

* The date that the subaccount was added to the Separate Account.


The average annual total return is the compounded return that results from holding an initial investment of $1,000 for the time period indicated. Returns for periods greater than one year are annualized. Returns are net of the investment management fees, daily administrative fees, annual contract fee, mortality and expense risk charges, and deferred surrender charges of 7% and 3% deducted from redemptions after one and five years, respectively. Surrender charges are based on the age of the deposit. Subaccounts are assumed to have started on the inception date listed. The investment return and principal value of the variable contract will fluctuate so that the accumulated value, when redeemed, may be worth more or less than the original cost.

                               ANNUAL TOTAL RETURN

------------------------------------------------------------------------------------------------------------------------------------
                  Subaccount                     1994    1995    1996    1997     1998     1999     2000      2001     2002    2003
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series           -1.31%   8.12%  17.05%  10.53%   26.20%   27.75%  -16.96%   -25.10%  -15.98%  30.05%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity Series                                                                                    -12.12%  26.43%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index
  Series                                                                         29.90%   17.22%  -12.68%   -13.12%  -24.74%  24.50%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Growth + Value
  Series                                                                                                             -26.10%  24.33%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities
  Series                                                        31.31%  20.41%  -22.28%    3.35%   29.02%     5.15%   10.54%  36.37%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series           0.08%  29.12%  11.06%  19.45%   28.12%   27.92%  -18.91%   -35.49%  -25.85%  24.75%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth Series                                                              -27.75%  -29.79%  44.41%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series              2.42%   4.23%   3.60%   3.76%    3.67%    3.40%    4.59%     2.39%    0.03%  -0.70%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income
  Series                                        -6.78%  21.84%  10.89%   9.57%   -5.46%    4.02%    5.03%     4.63%    8.49%  13.00%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                                                                                         17.46%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series                                                                                  18.63%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select
  Series                                                                                                                      28.03%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value Series                                                                                         37.04%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard U.S. Multi-Cap Series                                                                                          27.01%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture Series                                                                                     16.14%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value Series                                                                                    28.45%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value Series                                                                                      22.76%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Growth Stock Series                                                         -12.39%   -24.90%  -29.82%  19.16%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Trust Series                                                                                   -21.89%  20.88%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Value Series                                                                                             -15.03%  23.13%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                                                                     -6.84%    -7.28%  -16.66%  25.65%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series                                                                 -33.99%  -38.44%  46.81%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth and Income Series                                                 15.42%   -7.88%    -9.44%  -23.58%  25.71%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation Series    -2.75%  16.65%   7.57%  19.10%   19.15%    9.75%   -0.78%     0.46%  -12.79%  18.23%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Value Equity Series                                                      22.64%   30.39%   -19.10%  -23.01%  22.17%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Global Value Series                                                                -8.13%  -15.65%  30.96%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series                                           -11.51%   15.32%    21.29%   -9.81%  39.04%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value
  Series                                                                                                     14.17%   -9.79%  41.89%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                                                      43.67%   12.20%   -26.32%  -33.43%  27.06%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                                   15.59%   42.74%   52.90%  -12.68%   -28.37%  -35.88%  35.38%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-State Street Research Small-Cap
  Growth Series                                                                                                               51.28%
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund               1.10%  33.84%  15.96%  11.96%   17.67%   42.64%  -12.12%   -24.34%  -25.40%  27.74%
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                     2.62%  34.39%  13.44%  22.00%   30.60%   28.13%  -15.81%   -13.77%  -31.22%  23.36%
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                       10.50%  18.04%   55.68%   75.63%  -25.87%   -17.10%  -34.82%  32.87%
------------------------------------------------------------------------------------------------------------------------------------
Federated Fund For U.S. Government
  Securities II                                           7.29%   2.77%   7.10%    6.19%   -1.94%    9.48%     5.56%    7.55%  0.96%
------------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                      18.74%  12.74%  12.28%    1.30%    0.92%  -10.27%    -0.02%   -0.01%  20.54%
------------------------------------------------------------------------------------------------------------------------------------
VIP Fidelity Contrafund(R) Portfolio                                             28.16%   22.45%   -7.99%   -13.57%  -10.67%  26.59%
------------------------------------------------------------------------------------------------------------------------------------
VIP Fidelity Growth Opportunities Portfolio                                      22.81%    2.76%  -18.31%   -15.63%  -22.99%  27.88%
------------------------------------------------------------------------------------------------------------------------------------
VIP Fidelity Growth Portfolio                                                    37.48%   35.41%  -12.29%   -18.86%  -31.16%  30.96%
------------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                                                              7.81%   10.93%     5.57%  -13.02%  23.43%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund                           -30.35%  -22.12%   51.21%  -32.99%    -9.36%   -1.52%  50.89%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund               -3.83%  13.91%  22.06%  12.12%    8.08%   21.57%   -3.70%   -17.16%  -19.68%  30.40%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund          -4.55%  20.60%  16.96%  13.74%    4.66%   20.89%   -1.32%   -11.19%   -5.70%  30.14%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                -3.80%  23.26%  20.47%  10.10%   -0.39%   27.06%    5.72%    -2.67%  -19.61%  30.32%
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                                                                                     28.12%
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund                                            19.95%   25.89%  -17.79%   -25.73%  -22.68%  31.52%
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                                                26.96%   18.74%  -10.47%   -13.41%  -23.39%  26.40%
------------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                                                              -24.64%   -49.57%  -49.67%  45.74%
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                                                                        -2.92%   -27.63%  -16.46%  39.30%
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                                  30.24%  -2.81%   14.75%  123.45%  -28.84%   -22.36%  -15.02%  46.82%
------------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                                                                       7.97%     7.59%   -8.89%  28.93%
------------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                                   44.64%  27.68%    7.21%   23.38%   -9.42%     9.85%  -17.95%  41.25%
------------------------------------------------------------------------------------------------------------------------------------


       Annual Total Returns are net of investment management fees, daily administrative fees, and mortality and expense risk charges.

 THESE RATES OF RETURN ARE NOT AN ESTIMATE OR GUARANTEE OF FUTURE PERFORMANCE.

CALCULATION OF YIELD AND RETURN
--------------------------------------------------------------------------------
     Yield of the Phoenix-Goodwin Money Market Subaccount. We calculate the yield of the Phoenix-Goodwin Money Market Subaccount for a 7-day "base period" by determining the "net change in value" of a hypothetical pre-existing account. We assume the hypothetical account had an initial balance of one share at the beginning of the base period. We then determine what the value of the hypothetical account would have been at the end of the 7-day base period. The end value minus the initial value gives us the net change in value for the hypothetical account. The net change in value can then be divided by the initial value giving us the base period return (one week's return). To find the equivalent annual return we multiply the base period return by 365/7. The equivalent effective annual yield differs from the annual return because we assume all returns are reinvested in the subaccount. We carry results to the nearest hundredth of one percent.

     The net change in value of the hypothetical account includes the daily net investment income of the account (after expenses), but does not include realized gains or losses or unrealized appreciation or depreciation on the underlying fund shares.

     The yield/return calculations include a mortality and expense risk charge equal to 1.25% on an annual basis, and a daily administrative fee equal to 0.125% on an annual basis.

     The Phoenix-Goodwin Money Market Subaccount return and effective yield will vary in response to fluctuations in interest rates and in the expenses of the subaccount.

     We do not include the maximum annual administrative fee in calculating the current return and effective yield. Should such a fee apply to your account, current return and/or effective yield for your account could be reduced.

Example Calculation:


     The following example of a return/yield calculation for the Phoenix-Goodwin Money Market Subaccount was based on the 7-day period ending December 31, 2003:

Value of hypothetical pre-existing account with
   exactly one Unit at the beginning of the period:.........            1.000000
Value of the same account (excluding capital
   changes) at the end of the 7-day period:.................            0.999937
Calculation:
   Ending account value.....................................            0.999871
   Less beginning account value.............................            1.000000
   Net change in account value..............................           -0.000129
Base period return:
   (net change/beginning account value).....................           -0.000129
Current yield = return x (365/7) =..........................              -0.67%
Effective yield = [(1 + return)(365/7)] -1 =................              -0.67%


     Yields and total returns may be higher or lower than in the past and there is no assurance that any historical results will continue.


     Calculation of Total Return. Total return measures the change in value of a subaccount investment over a stated period. We compute total returns by finding the average annual compounded rates of return over the one, five and ten-year periods that would equate the initial amount invested to the ending redeemable value according to a formula. The formula for total return includes the following steps:


1.  we assume a hypothetical $1,000 initial investment in the subaccount;

2. we determine the value the hypothetical initial investment would have were it redeemed at the end of each period. All recurring fees and any applicable contingent deferred sales charges are deducted. This figure is the ending redeemable value (ERV in the formula given below);

3. we divide this value by the initial $1,000 investment, resulting in ratio of the ending redeemable value to the initial value for that period;

4. to get the average annual total return we take the nth root of the ratio from step (3), where n equals the number of years in that period (e.g., 1, 5, 10), and subtract one.

The formula in mathematical terms is:

R = ((ERV / II)(1/n)) - 1

Where:

    II     =    a hypothetical initial payment of $1,000

    R      =    average annual total return for the period

    n      =    number of years in the period

    ERV    =    ending redeemable value of the hypothetical $1,000 for the period [see (2) and (3) above]


     We normally calculate total return for one, five and ten year periods for each subaccount. If a subaccount has not been available for at least ten years, we will provide total returns for other relevant periods.


PERFORMANCE INFORMATION
     Advertisements, sales literature and other communications may contain information about a series' or advisor's current investment strategies and management style. An advisor may alter investment strategies and style in response to changing market and economic conditions. A fund may wish to make known a series' specific portfolio holdings or holdings in specific industries. A fund may also separately illustrate the income and capital gain portions of a series' total return. Performance might also be advertised by breaking down returns into equity and debt components. A series may compare its equity or bond return figure to any of a number of well-known benchmarks of market performance, including, but not limited to:

      The Dow Jones Industrial Average(SM)(1)
      First Boston High Yield Index
      Salomon Brothers Corporate Index
      Salomon Brothers Government Bond Index
      Standard & Poor's 500 Index(R) (S&P 500)(2)

     Each subaccount may include its yield and total return in advertisements or communications with current or prospective contract owners. Each subaccount may also include in such advertisements, its ranking or comparison to similar mutual funds by organizations such as:

      Lipper Analytical Services
      Morningstar, Inc.
      Thomson Financial

     A fund may also compare a series' performance to other investment or savings vehicles (such as certificates of deposit) and may refer to results published in publications such as:

      Barron's
      Business Week
      Changing Times
      Consumer Reports
      Financial Planning
      Financial Services Weekly
      Financial World
      Forbes
      Fortune
      Investor's Business Daily
      Money
      Personal Investor
      The New York Times
      Registered Representative
      U.S. News and World Report
      The Wall Street Journal

     A fund may also illustrate the benefits of tax deferral by comparing taxable investments with investments through tax-deferred retirement plans.

     The total return and yield may be used to compare the performance of the subaccounts with certain commonly used standards for stock and bond market performance. Such indices include, but are not limited to:

      The Dow Jones Industrial Average(SM)(1)
      First Boston High Yield Index
      Salomon Brothers Corporate Index

      Salomon Brothers Government Bond Index
      S&P 500(2)


CALCULATION OF ANNUITY PAYMENTS
--------------------------------------------------------------------------------
     See your prospectus in the section titled "The Annuity Period" for a description of the annuity payment options and restrictions.

     You may elect an annuity payment option by written request as described in your prospectus. If you do not elect an option, amounts held under the contract will be applied to provide a Variable Payment Life Annuity 10-year period certain (Option I) on the maturity date. You may not change your election after the first annuity payment.

FIXED ANNUITY PAYMENTS
     Fixed annuity payments are determined by the total dollar value for all subaccounts' accumulation units, all amounts held in the GIA and MVA. For each contract the resulting dollar value is then multiplied by the applicable annuity purchase rate, which reflects the age (and sex for nontax-qualified plans) of the annuitant or annuitants, for the fixed payment annuity option selected. The guaranteed annuity payment rates will be no less favorable than the following:

     Under Options A, B, D, E and F, rates are based on the a-49 Annuity Table(4) projected to 1985 with Projection Scale B. We use an interest rate of 3-3/8% for 5- and 10-year certain periods under Option A, for the 10-year certain period under Option F, and for Option E; an interest rate of 3-1/4% for the 20-year certain period under Options A and F; an interest rate of 3-1/2% under Options B and D. Under Options G and H, the guaranteed interest rate is 3%.

     It is possible that we may have more favorable (i.e., higher-paying) rates in effect on the maturity date.

VARIABLE ANNUITY PAYMENT
     Under all variable annuity payment options except Option L, the first payment is based on an assumed annual investment rate of 4-1/2%. Should the assumed rate result in a first payment larger than permitted by state law, we will select a lower rate. All subsequent payments may be higher or lower depending on investment experience of the subaccounts.

     Under Options I, J, K, M and N, we determine the first payment by multiplying the amounts held under the selected option in each subaccount by the applicable annuity payment option rate, which reflects the age (and sex for nontax-qualified plans) of the annuitant or annuitants. The first payment equals the total of such amounts determined for each subaccount. We determine future payments under these options by multiplying the contract value in each subaccount (Number of Annuity Units times the Annuity Unit Value) by the applicable annuity payment option rate on the payment calculation date. The payment will equal the sum of the amounts provided by each subaccount investment.

     Under Option L, we determine the amount of the annual distribution by dividing the amount of contract value held under this option on December 31 of the previous year by the life expectancy of the annuitant or the joint life expectancy of the annuitant and joint annuitant at that time.

     Under Options I, J, M and N, the applicable options rate used to determine the first payment amount will not be less than the rate based on the 1983 Table A (1983 IAM)(4) projected with Projection Scale G to the year 2040, and with continued projection thereafter, and on the assumed investment rate. Under Option K, the rate will be based on the number of payments to be made during the specified period and the assumed investment rate.

     We deduct a daily charge for mortality and expense risks and a daily administrative fee from contract values held in the subaccounts. See your prospectus in the section titled "Deductions and Charges." Electing Option K will result in a mortality risk deduction being made even though we assume no mortality risk under that option.

EXPERTS
--------------------------------------------------------------------------------

     The financial statements of PHL Variable Accumulation Account (The Big Edge Choice(R)) at December 31, 2003, and the results of its operations and the changes in its net assets for each of the periods indicated and the financial statements of PHL Variable Insurance Company at December 31, 2003 and 2002, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2003, included in this prospectus have been so included in reliance on the reports of PricewaterhouseCoopers LLP, 100 Pearl Street, Hartford, Connecticut, 06103, independent accountants, given on the authority of said firm as experts in auditing and accounting.

     Matthew A. Swendiman, Counsel and Brian A. Giantonio, Vice President, Tax and ERISA Counsel, The Phoenix Companies, Inc., have provided advice on certain matters relating to the federal securities, state regulations and income tax laws in connection with the contracts described in this prospectus.

-----------------

(1)The Dow Jones Industrial Average(SM) (DJIA(SM)) is an unweighted(3) index of 30 industrial "blue chip" U.S. stocks. It is the oldest continuing U.S. market index. The 30 stocks now in the DJIA(SM) are both widely-held and a major influence in their respective industries. The average is computed in such a way as to preserve its historical continuity and account for such factors as stock splits and periodic changes in the components of the index. The editors of The Wall Street Journal select the component stocks of the DJIA(SM).

(2)The S&P 500 is a market-value weighted(3) index composed of 500 stocks chosen for market size, liquidity, and industry group representation. It is one of the most widely used indicators of U.S. Stock Market performance. The composition of the S&P 500 changes from time to time. Standard & Poor's Index Committee makes all decisions about the S&P 500.

(3)Weighted and unweighted indexes: A market-value, or capitalization, weighted index uses relative market value (share price multiplied by the number of shares outstanding) to "weight" the influence of a stock's price on the index. Simply put, larger companies' stock prices influence the index more than smaller companies' stock prices. An unweighted index (such as the Dow Jones Industrial Average(SM)) uses stock price alone to determine the index value. A company's relative size has no bearing on its impact on the index.

(4)The Society of Actuaries developed these tables to provide payment rates for annuities based on a set of mortality tables acceptable to most regulating authorities.

--------------------------------------------------------------------------------
                                                              [logo] PHOENIX
                                                            WEALTH MANAGEMENT(R)






                                     THE
                                     BIG EDGE
                                          CHOICE(R)






--------------------------------------------------------------------------------
          V A R I A B L E   A N N U I T Y   A N N U A L   R E P O R T
--------------------------------------------------------------------------------

                   PHL VARIABLE ACCUMULATION ACCOUNT
                   DECEMBER 31, 2003








--------------------------------------------------------------------------------
VA0126AR (C)2004 The Phoenix Companies, Inc.

                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2003

                                                             PHOENIX-                          PHOENIX-ALLIANCE/   PHOENIX-ALLIANCE/
                                                             ABERDEEN       PHOENIX-AIM MID-       BERNSTEIN        BERNSTEIN GROWTH
                                                           INTERNATIONAL       CAP EQUITY        ENHANCED INDEX         + VALUE
                                                            SUBACCOUNT         SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------   ------------------  -----------------
ASSETS
     Investment at cost                                  $    29,973,282    $       714,496     $     15,672,937    $       347,230
                                                        =================  =================   ==================  =================
     Investment at market                                $    20,579,261    $       834,943     $     13,919,630    $       375,063
                                                        -----------------  -----------------   ------------------  -----------------
         Total assets                                         20,579,261            834,943           13,919,630            375,063
LIABILITIES
     Accrued expenses                                             24,839              1,009               17,000                452
                                                        -----------------  -----------------   ------------------  -----------------
NET ASSETS                                               $    20,554,422    $       833,934     $     13,902,630    $       374,611
                                                        =================  =================   ==================  =================
     Accumulation units                                       20,554,422            833,934           13,872,136            374,611
     Contracts in payout (annuitization) period                        -                  -               30,494                  -
                                                        -----------------  -----------------   ------------------  -----------------
NET ASSETS                                               $    20,554,422    $       833,934     $     13,902,630    $       374,611
                                                        =================  =================   ==================  =================
Accumulation units outstanding                                14,360,034            353,035           12,338,362            190,922
                                                        =================  =================   ==================  =================
Unit value                                               $      1.431363    $      2.362177     $       1.126781    $      1.962124
                                                        =================  =================   ==================  =================


                                                         PHOENIX-DUFF &        PHOENIX-            PHOENIX-             PHOENIX-
                                                           PHELPS REAL         ENGEMANN         ENGEMANN SMALL &     GOODWIN MONEY
                                                        ESTATE SECURITIES   CAPITAL GROWTH      MID-CAP GROWTH           MARKET
                                                           SUBACCOUNT         SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------   ------------------  -----------------
ASSETS
     Investment at cost                                  $    12,060,006    $   133,164,611     $      2,822,754    $    14,704,208
                                                        =================  =================   ==================  =================
     Investment at market                                $    17,565,595    $    92,715,509     $      2,616,791    $    14,704,210
                                                        -----------------  -----------------   ------------------  -----------------
         Total assets                                         17,565,595         92,715,509            2,616,791         14,704,210
LIABILITIES
     Accrued expenses                                             21,416            113,135                3,186             18,763
                                                        -----------------  -----------------   ------------------  -----------------
NET ASSETS                                               $    17,544,179    $    92,602,374     $      2,613,605    $    14,685,447
                                                        =================  =================   ==================  =================
     Accumulation units                                       17,544,179         92,536,242            2,613,605         14,684,875
     Contracts in payout (annuitization) period                        -             66,132                    -                572
                                                        -----------------  -----------------   ------------------  -----------------
NET ASSETS                                               $    17,544,179    $    92,602,374     $      2,613,605    $    14,685,447
                                                        =================  =================   ==================  =================
Accumulation units outstanding                                 6,432,954         81,280,845            2,206,979         11,805,705
                                                        =================  =================   ==================  =================
Unit value                                               $      2.727235    $      1.139289     $       1.184245    $      1.243928
                                                        =================  =================   ==================  =================


                                                            PHOENIX-
                                                         GOODWIN MULTI-                                              PHOENIX-KAYNE
                                                          SECTOR FIXED       PHOENIX-JANUS       PHOENIX-KAYNE         SMALL-CAP
                                                             INCOME         FLEXIBLE INCOME     RISING DIVIDENDS     QUALITY VALUE
                                                           SUBACCOUNT         SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------   ------------------  -----------------
ASSETS
     Investment at cost                                  $    43,853,249    $     4,426,117     $        916,877    $       341,543
                                                        =================  =================   ==================  =================
     Investment at market                                $    39,433,182    $     4,665,949     $      1,026,831    $       390,062
                                                        -----------------  -----------------   ------------------  -----------------
         Total assets                                         39,433,182          4,665,949            1,026,831            390,062
LIABILITIES
     Accrued expenses                                             48,194              6,155                1,240                468
                                                        -----------------  -----------------   ------------------  -----------------
NET ASSETS                                               $    39,384,988    $     4,659,794     $      1,025,591    $       389,594
                                                        =================  =================   ==================  =================
     Accumulation units                                       39,320,357          4,659,794            1,025,591            389,594
     Contracts in payout (annuitization) period                   64,631                  -                    -                  -
                                                        -----------------  -----------------   ------------------  -----------------
NET ASSETS                                               $    39,384,988    $     4,659,794     $      1,025,591    $       389,594
                                                        =================  =================   ==================  =================
Accumulation units outstanding                                23,261,864          1,832,340              454,610            163,447
                                                        =================  =================   ==================  =================
Unit value                                               $      1.693114    $      2.543083     $       2.255980    $      2.383612
                                                        =================  =================   ==================  =================

                       See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2003
                                   (CONTINUED)

                                                          PHOENIX-LAZARD                                              PHOENIX-LORD
                                                          INTERNATIONAL     PHOENIX-LAZARD       PHOENIX-LAZARD       ABBETT BOND-
                                                          EQUITY SELECT     SMALL-CAP VALUE      U.S. MULTI-CAP        DEBENTURE
                                                            SUBACCOUNT         SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------   ------------------  -----------------
ASSETS
     Investment at cost                                  $     1,463,194    $       497,748     $        173,913    $       688,903
                                                        =================  =================   ==================  =================
     Investment at market                                $     1,849,735    $       597,221     $        203,855    $       733,866
                                                        -----------------  -----------------   ------------------  -----------------
         Total assets                                          1,849,735            597,221              203,855            733,866
LIABILITIES
     Accrued expenses                                              2,174                677                  231                781
                                                        -----------------  -----------------   ------------------  -----------------
NET ASSETS                                               $     1,847,561    $       596,544     $        203,624    $       733,085
                                                        =================  =================   ==================  =================
     Accumulation units                                        1,847,561            596,544              203,624            733,085
     Contracts in payout (annuitization) period                        -                  -                    -                  -
                                                        -----------------  -----------------   ------------------  -----------------
NET ASSETS                                               $     1,847,561    $       596,544     $        203,624    $       733,085
                                                        =================  =================   ==================  =================
Accumulation units outstanding                                   757,376            223,561               80,190            298,316
                                                        =================  =================   ==================  =================
Unit value                                               $      2.439423    $      2.668372     $       2.539307    $      2.457412
                                                        =================  =================   ==================  =================


                                                           PHOENIX-LORD       PHOENIX-LORD        PHOENIX-MFS
                                                         ABBETT LARGE-CAP    ABBETT MID-CAP     INVESTORS GROWTH      PHOENIX-MFS
                                                              VALUE              VALUE               STOCK          INVESTORS TRUST
                                                            SUBACCOUNT         SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------   ------------------  -----------------
ASSETS
     Investment at cost                                  $     2,228,726    $       779,774     $     12,026,834    $       274,649
                                                        =================  =================   ==================  =================
     Investment at market                                $     2,716,505    $       945,651     $      6,800,711    $       299,051
                                                        -----------------  -----------------   ------------------  -----------------
         Total assets                                          2,716,505            945,651            6,800,711            299,051
LIABILITIES
     Accrued expenses                                              3,155              1,131                8,569                363
                                                        -----------------  -----------------   ------------------  -----------------
NET ASSETS                                               $     2,713,350    $       944,520     $      6,792,142    $       298,688
                                                        =================  =================   ==================  =================
     Accumulation units                                        2,713,350            944,520            6,792,142            298,688
     Contracts in payout (annuitization) period                        -                  -                    -                  -
                                                        -----------------  -----------------   ------------------  -----------------
NET ASSETS                                               $     2,713,350    $       944,520     $      6,792,142    $       298,688
                                                        =================  =================   ==================  =================
Accumulation units outstanding                                 1,069,988            386,628            5,920,564            152,082
                                                        =================  =================   ==================  =================
Unit value                                               $      2.535871    $      2.442969     $       1.147212    $      1.963998
                                                        =================  =================   ==================  =================

                                                                                                                       PHOENIX-
                                                            PHOENIX-MFS         PHOENIX-       PHOENIX-NORTHERN     OAKHURST-GROWTH
                                                              VALUE         NORTHERN DOW 30   NASDAQ-100 INDEX(R)      AND INCOME
                                                            SUBACCOUNT         SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------   ------------------  -----------------
ASSETS
     Investment at cost                                  $     2,059,591    $     1,759,118     $      2,692,330    $    22,464,079
                                                        =================  =================   ==================  =================
     Investment at market                                $     2,359,050    $     1,748,579     $      2,648,348    $    23,111,413
                                                        -----------------  -----------------   ------------------  -----------------
         Total assets                                          2,359,050          1,748,579            2,648,348         23,111,413
LIABILITIES
     Accrued expenses                                              2,852              2,386                3,008             27,947
                                                        -----------------  -----------------   ------------------  -----------------
NET ASSETS                                               $     2,356,198    $     1,746,193     $      2,645,340    $    23,083,466
                                                        =================  =================   ==================  =================
     Accumulation units                                        2,356,198          1,746,193            2,645,340         23,083,466
     Contracts in payout (annuitization) period                        -                  -                    -                  -
                                                        -----------------  -----------------   ------------------  -----------------
NET ASSETS                                               $     2,356,198    $     1,746,193     $      2,645,340    $    23,083,466
                                                        =================  =================   ==================  =================
Accumulation units outstanding                                 1,067,536            955,669            3,526,471         20,948,024
                                                        =================  =================   ==================  =================
Unit value                                               $      2.207137    $      1.827194     $       0.750138    $      1.101940
                                                        =================  =================   ==================  =================

                       See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2003
                                   (CONTINUED)

                                                            PHOENIX-
                                                            OAKHURST            PHOENIX-         PHOENIX-SANFORD     PHOENIX-SANFORD
                                                            STRATEGIC         OAKHURST VALUE     BERNSTEIN GLOBAL    BERNSTEIN MID-
                                                           ALLOCATION           EQUITY               VALUE            CAP VALUE
                                                           SUBACCOUNT          SUBACCOUNT          SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------   ------------------  -----------------
ASSETS
     Investment at cost                                  $    77,197,269    $    13,040,748     $        981,567    $     9,230,427
                                                        =================  =================   ==================  =================
     Investment at market                                $    74,455,768    $    12,535,862     $      1,082,986    $    11,559,710
                                                        -----------------  -----------------   ------------------  -----------------
         Total assets                                         74,455,768         12,535,862            1,082,986         11,559,710
LIABILITIES
     Accrued expenses                                             91,116             15,259                1,316             13,841
                                                        -----------------  -----------------   ------------------  -----------------
NET ASSETS                                               $    74,364,652    $    12,520,603     $      1,081,670    $    11,545,869
                                                        =================  =================   ==================  =================
     Accumulation units                                       74,339,246         12,520,603            1,081,670         11,541,621
     Contracts in payout (annuitization) period                   25,406                  -                    -              4,248
                                                        -----------------  -----------------   ------------------  -----------------
NET ASSETS                                               $    74,364,652    $    12,520,603     $      1,081,670    $    11,545,869
                                                        =================  =================   ==================  =================
Accumulation units outstanding                                41,452,353          9,393,907              516,909          8,489,579
                                                        =================  =================   ==================  =================
Unit value                                               $      1.793979    $      1.332843     $       2.092577    $      1.360005
                                                        =================  =================   ==================  =================

                                                                                                                    PHOENIX-STATE
                                                         PHOENIX-SANFORD                                            STREET RESEARCH
                                                         BERNSTEIN SMALL-   PHOENIX-SENECA       PHOENIX-SENECA       SMALL-CAP
                                                            CAP VALUE       MID-CAP GROWTH      STRATEGIC THEME         GROWTH
                                                            SUBACCOUNT        SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------   ------------------  -----------------
ASSETS
     Investment at cost                                  $     5,095,614    $    10,248,257     $     26,454,548    $     1,195,513
                                                        =================  =================   ==================  =================
     Investment at market                                $     6,156,006    $     7,880,125     $     21,038,372    $     1,348,557
                                                        -----------------  -----------------   ------------------  -----------------
         Total assets                                          6,156,006          7,880,125           21,038,372          1,348,557
LIABILITIES
     Accrued expenses                                              7,339              9,767               26,061              1,433
                                                        -----------------  -----------------   ------------------  -----------------
NET ASSETS                                               $     6,148,667    $     7,870,358     $     21,012,311    $     1,347,124
                                                        =================  =================   ==================  =================
     Accumulation units                                        6,148,667          7,870,358           21,012,311          1,347,124
     Contracts in payout (annuitization) period                        -                  -                    -                  -
                                                        -----------------  -----------------   ------------------  -----------------
NET ASSETS                                               $     6,148,667    $     7,870,358     $     21,012,311    $     1,347,124
                                                        =================  =================   ==================  =================
Accumulation units outstanding                                 1,958,114          6,484,060           14,226,865            443,875
                                                        =================  =================   ==================  =================
Unit value                                               $      3.140094    $      1.213801     $       1.476946    $      3.034914
                                                        =================  =================   ==================  =================


                                                                                                                    FEDERATED FUND
                                                                                                                       FOR U.S.
                                                         AIM V.I. CAPITAL   AIM V.I. PREMIER     ALGER AMERICA        GOVERNMENT
                                                           APPRECIATION          EQUITY         LEVERAGED ALLCAP     SECURITIES II
                                                            SUBACCOUNT         SUBACCOUNT          SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------   ------------------  -----------------
ASSETS
     Investment at cost                                  $     1,265,189    $     1,202,101     $      2,192,930    $    11,204,668
                                                        =================  =================   ==================  =================
     Investment at market                                $     1,419,077    $     1,044,857     $      2,440,723    $    11,807,104
                                                        -----------------  -----------------   ------------------  -----------------
         Total assets                                          1,419,077          1,044,857            2,440,723         11,807,104
LIABILITIES
     Accrued expenses                                              1,664              1,281                2,936             14,814
                                                        -----------------  -----------------   ------------------  -----------------
NET ASSETS                                               $     1,417,413    $     1,043,576     $      2,437,787    $    11,792,290
                                                        =================  =================   ==================  =================
     Accumulation units                                        1,417,413          1,043,576            2,437,787         11,787,882
     Contracts in payout (annuitization) period                        -                  -                    -              4,408
                                                        -----------------  -----------------   ------------------  -----------------
NET ASSETS                                               $     1,417,413    $     1,043,576     $      2,437,787    $    11,792,290
                                                        =================  =================   ==================  =================
Accumulation units outstanding                                   798,580            632,871            2,226,794          4,731,764
                                                        =================  =================   ==================  =================
Unit value                                               $      1.774917    $      1.648955     $       1.094752    $      2.492155
                                                        =================  =================   ==================  =================

                       See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2003
                                   (CONTINUED)

                                                         FEDERATED HIGH
                                                           INCOME BOND
                                                            FUND II --                            VIP GROWTH
                                                         PRIMARY SHARES    VIP CONTRAFUND(R)     OPPORTUNITIES        VIP GROWTH
                                                           SUBACCOUNT         SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------   ------------------  -----------------
ASSETS
     Investment at cost                                  $     5,098,178    $     3,850,364     $        422,372    $     4,137,935
                                                        =================  =================   ==================  =================
     Investment at market                                $     5,154,106    $     4,600,946     $        471,429    $     4,459,027
                                                        -----------------  -----------------   ------------------  -----------------
         Total assets                                          5,154,106          4,600,946              471,429          4,459,027
LIABILITIES
     Accrued expenses                                              6,048              5,493                  574              5,100
                                                        -----------------  -----------------   ------------------  -----------------
NET ASSETS                                               $     5,148,058    $     4,595,453     $        470,855    $     4,453,927
                                                        =================  =================   ==================  =================
     Accumulation units                                        5,148,058          4,581,048              470,855          4,453,927
     Contracts in payout (annuitization) period                        -             14,405                    -                  -
                                                        -----------------  -----------------   ------------------  -----------------
NET ASSETS                                               $     5,148,058    $     4,595,453     $        470,855    $     4,453,927
                                                        =================  =================   ==================  =================
Accumulation units outstanding                                 2,417,633          2,521,676              333,020          3,553,216
                                                        =================  =================   ==================  =================
Unit value                                               $      2.129379    $      1.822381     $       1.413899    $      1.253492
                                                        =================  =================   ==================  =================

                                                                              TEMPLETON
                                                                              DEVELOPING                              TEMPLETON
                                                          MUTUAL SHARES         MARKETS        TEMPLETON FOREIGN     GLOBAL ASSET
                                                           SECURITIES         SECURITIES           SECURITIES         ALLOCATION
                                                           SUBACCOUNT         SUBACCOUNT           SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------   ------------------  -----------------
ASSETS
     Investment at cost                                  $     4,015,860    $     3,108,961     $     13,335,559    $     7,281,985
                                                        =================  =================   ==================  =================
     Investment at market                                $     4,299,171    $     2,519,785     $      8,064,149    $     5,925,115
                                                        -----------------  -----------------   ------------------  -----------------
         Total assets                                          4,299,171          2,519,785            8,064,149          5,925,115
LIABILITIES
     Accrued expenses                                              5,188              3,055                9,764              7,172
                                                        -----------------  -----------------   ------------------  -----------------
NET ASSETS                                               $     4,293,983    $     2,516,730     $      8,054,385    $     5,917,943
                                                        =================  =================   ==================  =================
     Accumulation units                                        4,284,014          2,516,730            8,054,385          5,917,943
     Contracts in payout (annuitization) period                    9,969                  -                    -                  -
                                                        -----------------  -----------------   ------------------  -----------------
NET ASSETS                                               $     4,293,983    $     2,516,730     $      8,054,385    $     5,917,943
                                                        =================  =================   ==================  =================
Accumulation units outstanding                                 3,125,339          3,573,033            6,823,947          4,084,050
                                                        =================  =================   ==================  =================
Unit value                                               $      1.373925    $      0.704379     $       1.180312    $      1.449038
                                                        =================  ==================  ==================  =================

                                                            TEMPLETON       RYDEX VARIABLE        SCUDDER VIT
                                                             GROWTH          TRUST SECTOR        EAFE(R) EQUITY       SCUDDER VIT
                                                           SECURITIES          ROTATION              INDEX         EQUITY 500 INDEX
                                                           SUBACCOUNT         SUBACCOUNT           SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------   ------------------  -----------------
ASSETS
     Investment at cost                                  $    16,219,190    $       114,814     $      1,330,805    $     2,675,331
                                                        =================  =================   ==================  =================
     Investment at market                                $    14,129,846    $       129,301     $      1,169,480    $     3,154,813
                                                        -----------------  -----------------   ------------------  -----------------
         Total assets                                         14,129,846            129,301            1,169,480          3,154,813
LIABILITIES
     Accrued expenses                                             16,698                157                1,463              3,743
                                                        -----------------  -----------------   ------------------  -----------------
NET ASSETS                                               $    14,113,148    $       129,144     $      1,168,017    $     3,151,070
                                                        =================  =================   ==================  =================
     Accumulation units                                       14,098,265            129,144            1,168,017          3,151,070
     Contracts in payout (annuitization) period                   14,883                  -                    -                  -
                                                        -----------------  -----------------   ------------------  -----------------
NET ASSETS                                               $    14,113,148    $       129,144     $      1,168,017    $     3,151,070
                                                        =================  =================   ==================  =================
Accumulation units outstanding                                 9,907,850            112,103              775,136          1,529,651
                                                        =================  =================   ==================  =================
Unit value                                               $      1.424441    $      1.152010     $       1.506854    $      2.059993
                                                        =================  =================   ==================  =================

                       See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2003
                                   (CONTINUED)

                                                                                                    WANGER
                                                                            WANGER FOREIGN       INTERNATIONAL
                                                           TECHNOLOGY           FORTY              SMALL CAP         WANGER TWENTY
                                                           SUBACCOUNT         SUBACCOUNT           SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------   ------------------  -----------------
ASSETS
     Investment at cost                                  $    10,238,515    $     1,697,332     $     42,112,772    $     2,625,489
                                                        =================  =================   ==================  =================
     Investment at market                                $     3,298,769    $     1,777,975     $     46,007,633    $     3,884,905
                                                        -----------------  -----------------   ------------------  -----------------
         Total assets                                          3,298,769          1,777,975           46,007,633          3,884,905
LIABILITIES
     Accrued expenses                                              3,891              2,150               56,019              4,753
                                                        -----------------  -----------------   ------------------  -----------------
NET ASSETS                                               $     3,294,878    $     1,775,825     $     45,951,614    $     3,880,152
                                                        =================  =================   ==================  =================
     Accumulation units                                        3,294,878          1,775,825           45,910,702          3,880,152
     Contracts in payout (annuitization) period                        -                  -               40,912                  -
                                                        -----------------  -----------------   ------------------  -----------------
NET ASSETS                                               $     3,294,878    $     1,775,825     $     45,951,614    $     3,880,152
                                                        =================  =================   ==================  =================
Accumulation units outstanding                                 5,758,978          1,159,111           18,873,337          2,084,684
                                                        =================  =================   ==================  =================
Unit value                                               $      0.572129    $      1.532057     $       2.434737    $      1.861266
                                                        =================  =================   ==================  =================

                                                             WANGER
                                                             SMALLER
                                                            COMPANIES
                                                            SUBACCOUNT
                                                        ------------------
ASSETS
     Investment at cost                                  $    52,245,854
                                                        =================
     Investment at market                                $    81,037,160
                                                        -----------------
         Total assets                                         81,037,160
LIABILITIES
     Accrued expenses                                             99,110
                                                        -----------------
NET ASSETS                                               $    80,938,050
                                                        =================
     Accumulation units                                       80,852,056
     Contracts in payout (annuitization) period                   85,994
                                                        -----------------
NET ASSETS                                               $    80,938,050
                                                        =================
Accumulation units outstanding                                30,191,763
                                                        =================
Unit value                                               $      2.680799
                                                        =================

                       See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                             PHOENIX-                          PHOENIX-ALLIANCE/   PHOENIX-ALLIANCE/
                                                             ABERDEEN       PHOENIX-AIM MID-       BERNSTEIN        BERNSTEIN GROWTH
                                                           INTERNATIONAL       CAP EQUITY        ENHANCED INDEX         + VALUE
                                                            SUBACCOUNT         SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------   ------------------  -----------------
Investment income
     Distributions                                       $       352,098    $             -     $        145,430    $         1,381
Expenses
     Mortality and expense fees                                  249,718              9,671              185,451              3,649
     Indexing (gain) loss                                          7,553                260                4,281                 90
                                                        -----------------  -----------------   ------------------  -----------------
Net investment income (loss)                                      94,827             (9,931)             (44,302)            (2,358)
                                                        -----------------  -----------------   ------------------  -----------------
Net realized gain (loss) from share transactions                 117,658              3,895           (1,665,378)               777
Net realized gain distribution from Fund                               -                  -                    -                  -
Net change in unrealized appreciation (depreciation)
     on investments                                            5,052,408            172,122            4,617,849             61,807
                                                        -----------------  -----------------   ------------------  -----------------
Net gain (loss) on investments                                 5,170,066            176,017            2,952,471             62,584
Net increase (decrease) in net assets resulting from
     operations                                          $     5,264,893    $       166,086     $      2,908,169    $        60,226
                                                        =================  =================   ==================  =================

                                                         PHOENIX-DUFF &        PHOENIX-            PHOENIX-             PHOENIX-
                                                           PHELPS REAL         ENGEMANN         ENGEMANN SMALL &     GOODWIN MONEY
                                                        ESTATE SECURITIES   CAPITAL GROWTH      MID-CAP GROWTH           MARKET
                                                           SUBACCOUNT         SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------   ------------------  -----------------
Investment income
     Distributions                                       $       525,452    $        89,305     $              -    $       135,633
Expenses
     Mortality and expense fees                                  211,441          1,221,353               22,289            266,387
     Indexing (gain) loss                                          6,730             27,992                  796              1,819
                                                        -----------------  -----------------   ------------------  -----------------
Net investment income (loss)                                     307,281         (1,160,040)             (23,085)          (132,573)
                                                        -----------------  -----------------   ------------------  -----------------
Net realized gain (loss) from share transactions                  66,208        (14,885,247)              (5,795)                (1)
Net realized gain distribution from Fund                         509,679                  -                    -                  -
Net change in unrealized appreciation (depreciation)
      on investments                                           3,925,613         35,657,268              600,797                  2
                                                        -----------------  -----------------   ------------------  -----------------
Net gain (loss) on investments                                 4,501,500         20,772,021              595,002                  1
Net increase (decrease) in net assets resulting from
     operations                                          $     4,808,781    $    19,611,981     $        571,917    $      (132,572)
                                                        =================  =================   ==================  =================

                                                            PHOENIX-
                                                         GOODWIN MULTI-                                              PHOENIX-KAYNE
                                                          SECTOR FIXED       PHOENIX-JANUS       PHOENIX-KAYNE         SMALL-CAP
                                                             INCOME         FLEXIBLE INCOME     RISING DIVIDENDS     QUALITY VALUE
                                                           SUBACCOUNT         SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------   ------------------  -----------------
Investment income
     Distributions                                       $     2,741,498    $       219,823     $          5,190    $         2,829
Expenses
     Mortality and expense fees                                  572,775             89,478                9,934              2,834
     Indexing (gain) loss                                          8,312                889                  210                 91
                                                        -----------------  -----------------   ------------------  -----------------
Net investment income (loss)                                   2,160,411            129,456               (4,954)               (96)
                                                        -----------------  -----------------   ------------------  -----------------
Net realized gain (loss) from share transactions              (1,021,292)           119,550                  128               (888)
Net realized gain distribution from Fund                               -             94,898                6,416                208
Net change in unrealized appreciation (depreciation)
      on investments                                           3,906,858            (27,044)             122,692             47,407
                                                        -----------------  -----------------   ------------------  -----------------
Net gain (loss) on investments                                 2,885,566            187,404              129,236             46,727
Net increase (decrease) in net assets resulting from
     operations                                          $     5,045,977    $       316,860     $        124,282    $        46,631
                                                        =================  =================   ==================  =================

                       See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                  (CONTINUED)

                                                          PHOENIX-LAZARD                                              PHOENIX-LORD
                                                          INTERNATIONAL     PHOENIX-LAZARD       PHOENIX-LAZARD       ABBETT BOND-
                                                          EQUITY SELECT     SMALL-CAP VALUE      U.S. MULTI-CAP        DEBENTURE
                                                            SUBACCOUNT         SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------   ------------------  -----------------
Investment income
     Distributions                                       $        10,247    $           430     $            758    $        24,828
Expenses
     Mortality and expense fees                                   17,744              4,158                1,700              5,886
     Indexing (gain) loss                                            418                150                   50                111
                                                        -----------------  -----------------   ------------------  -----------------
Net investment income (loss)                                      (7,915)            (3,878)                (992)            18,831
                                                        -----------------  -----------------   ------------------  -----------------
Net realized gain (loss) from share transactions                  13,724                262                  (18)             1,628
Net realized gain distribution from Fund                           1,590              5,298                3,891              5,435
Net change in unrealized appreciation (depreciation)
      on investments                                             385,367            101,335               29,246             39,246
                                                        -----------------  -----------------   ------------------  -----------------
Net gain (loss) on investments                                   400,681            106,895               33,119             46,309
Net increase (decrease) in net assets resulting from
     operations                                          $       392,766    $       103,017     $         32,127    $        65,140
                                                        =================  =================   ==================  =================

                                                           PHOENIX-LORD       PHOENIX-LORD        PHOENIX-MFS
                                                         ABBETT LARGE-CAP    ABBETT MID-CAP     INVESTORS GROWTH      PHOENIX-MFS
                                                              VALUE              VALUE               STOCK          INVESTORS TRUST
                                                            SUBACCOUNT         SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------   ------------------  -----------------
Investment income
     Distributions                                       $        10,360    $         3,959     $              -    $         1,498
Expenses
     Mortality and expense fees                                   23,128              8,005              100,197              3,442
     Indexing (gain) loss                                            672                243                2,229                 82
                                                        -----------------  -----------------   ------------------  -----------------
Net investment income (loss)                                     (13,440)            (4,289)            (102,426)            (2,026)
                                                        -----------------  -----------------   ------------------  -----------------
Net realized gain (loss) from share transactions                     975             (1,005)          (1,358,031)             1,352
Net realized gain distribution from Fund                           5,035              4,873                    -                  -
Net change in unrealized appreciation (depreciation)
      on investments                                             487,803            163,565            2,790,920             47,990
                                                        -----------------  -----------------   ------------------  -----------------
Net gain (loss) on investments                                   493,813            167,433            1,432,889             49,342
Net increase (decrease) in net assets resulting from
     operations                                          $       480,373    $       163,144     $      1,330,463    $        47,316
                                                        =================  =================   ==================  =================

                                                                                                                       PHOENIX-
                                                            PHOENIX-MFS         PHOENIX-       PHOENIX-NORTHERN     OAKHURST-GROWTH
                                                              VALUE         NORTHERN DOW 30   NASDAQ-100 INDEX(R)      AND INCOME
                                                            SUBACCOUNT         SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------   ------------------  -----------------
Investment income
     Distributions                                       $        29,553    $        39,231     $              -    $       238,694
Expenses
     Mortality and expense fees                                   26,965             36,271               17,367            291,217
     Indexing (gain) loss                                            640                772                  632              7,060
                                                        -----------------  -----------------   ------------------  -----------------
Net investment income (loss)                                       1,948              2,188              (17,999)           (59,583)
                                                        -----------------  -----------------   ------------------  -----------------
Net realized gain (loss) from share transactions                   2,371             (4,879)               2,049         (1,193,422)
Net realized gain distribution from Fund                               -                  -                    -                  -
Net change in unrealized appreciation (depreciation)
      on investments                                             435,566            585,943              484,455          6,125,544
                                                        -----------------  -----------------   ------------------  -----------------
Net gain (loss) on investments                                   437,937            581,064              486,504          4,932,122
Net increase (decrease) in net assets resulting from
     operations                                          $       439,885    $       583,252     $        468,505    $     4,872,539
                                                        =================  =================   ==================  =================

                       See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                  (CONTINUED)

                                                            PHOENIX-
                                                            OAKHURST           PHOENIX-          PHOENIX-SANFORD    PHOENIX-SANFORD
                                                            STRATEGIC       OAKHURST VALUE      BERNSTEIN GLOBAL    BERNSTEIN MID-
                                                           ALLOCATION           EQUITY               VALUE            CAP VALUE
                                                           SUBACCOUNT         SUBACCOUNT           SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------   ------------------  -----------------
Investment income
     Distributions                                       $     1,886,626    $        92,756     $         13,584    $        17,783
Expenses
     Mortality and expense fees                                  985,521            135,105               11,953            132,478
     Indexing (gain) loss                                         18,352              2,894                  329              4,284
                                                        -----------------  -----------------   ------------------  -----------------
Net investment income (loss)                                     882,753            (45,243)               1,302           (118,979)
                                                        -----------------  -----------------   ------------------  -----------------
Net realized gain (loss) from share transactions                (890,584)          (211,559)              (6,829)           (62,978)
Net realized gain distribution from Fund                               -                  -                    -            351,998
Net change in unrealized appreciation (depreciation)
      on investments                                          11,957,424          2,353,777              240,470          3,055,148
                                                        -----------------  -----------------   ------------------  -----------------
Net gain (loss) on investments                                11,066,840          2,142,218              233,641          3,344,168
Net increase (decrease) in net assets resulting from
     operations                                          $    11,949,593    $     2,096,975     $        234,943    $     3,225,189
                                                        =================  =================   ==================  =================

                                                                                                                    PHOENIX-STATE
                                                         PHOENIX-SANFORD                                            STREET RESEARCH
                                                         BERNSTEIN SMALL-   PHOENIX-SENECA       PHOENIX-SENECA       SMALL-CAP
                                                            CAP VALUE       MID-CAP GROWTH      STRATEGIC THEME         GROWTH
                                                            SUBACCOUNT        SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------   ------------------  -----------------
Investment income
     Distributions                                       $             -    $             -     $              -    $             -
Expenses
     Mortality and expense fees                                   67,604            102,318              269,901              8,246
     Indexing (gain) loss                                          2,324              2,553                7,582                337
                                                        -----------------  -----------------   ------------------  -----------------
Net investment income (loss)                                     (69,928)          (104,871)            (277,483)            (8,583)
                                                        -----------------  -----------------   ------------------  -----------------
Net realized gain (loss) from share transactions                 (25,658)        (1,167,410)          (4,595,550)             7,312
Net realized gain distribution from Fund                         101,876                  -                    -             63,320
Net change in unrealized appreciation (depreciation)
      on investments                                           1,794,817          3,027,711           10,755,527            159,183
                                                        -----------------  -----------------   ------------------  -----------------
Net gain (loss) on investments                                 1,871,035          1,860,301            6,159,977            229,815
Net increase (decrease) in net assets resulting from
     operations                                          $     1,801,107    $     1,755,430     $      5,882,494    $       221,232
                                                        =================  =================   ==================  =================

                                                                                                                    FEDERATED FUND
                                                                                                                       FOR U.S.
                                                         AIM V.I. CAPITAL   AIM V.I. PREMIER     ALGER AMERICA        GOVERNMENT
                                                           APPRECIATION          EQUITY         LEVERAGED ALLCAP     SECURITIES II
                                                            SUBACCOUNT         SUBACCOUNT          SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------   ------------------  -----------------
Investment income
     Distributions                                       $             -    $         2,896     $              -    $       670,353
Expenses
     Mortality and expense fees                                   13,247             13,277               24,789            216,382
     Indexing (gain) loss                                            373                341                  685              1,655
                                                        -----------------  -----------------   ------------------  -----------------
Net investment income (loss)                                     (13,620)           (10,722)             (25,474)           452,316
                                                        -----------------  -----------------   ------------------  -----------------
Net realized gain (loss) from share transactions                   1,123              6,412             (174,946)           (43,037)
Net realized gain distribution from Fund                               -                  -                    -             86,938
Net change in unrealized appreciation (depreciation)
      on investments                                             266,629            207,475              689,872           (330,889)
                                                        -----------------  -----------------   ------------------  -----------------
Net gain (loss) on investments                                   267,752            213,887              514,926           (286,988)
Net increase (decrease) in net assets resulting from
     operations                                          $       254,132    $       203,165     $        489,452    $       165,328
                                                        =================  =================   ==================  =================

                       See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                  (CONTINUED)

                                                         FEDERATED HIGH
                                                           INCOME BOND
                                                            FUND II --                            VIP GROWTH
                                                         PRIMARY SHARES    VIP CONTRAFUND(R)     OPPORTUNITIES        VIP GROWTH
                                                           SUBACCOUNT         SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------   ------------------  -----------------
Investment income
     Distributions                                       $       276,746    $        11,870     $          1,857    $         5,763
Expenses
     Mortality and expense fees                                   52,860             50,955                4,649             44,176
     Indexing (gain) loss                                            964              1,381                  103              3,716
                                                        -----------------  -----------------   ------------------  -----------------
Net investment income (loss)                                     222,922            (40,466)              (2,895)           (42,129)
                                                        -----------------  -----------------   ------------------  -----------------
Net realized gain (loss) from share transactions                  99,762             10,565              (17,175)          (151,803)
Net realized gain distribution from Fund                               -                  -                    -                  -
Net change in unrealized appreciation (depreciation)
      on investments                                             338,505            958,695              106,405          1,080,285
                                                        -----------------  -----------------   ------------------  -----------------
Net gain (loss) on investments                                   438,267            969,260               89,230            928,482
Net increase (decrease) in net assets resulting from
     operations                                          $       661,189    $       928,794     $         86,335    $       886,353
                                                        =================  =================   ==================  =================

                                                                              TEMPLETON
                                                                              DEVELOPING                              TEMPLETON
                                                          MUTUAL SHARES         MARKETS        TEMPLETON FOREIGN     GLOBAL ASSET
                                                           SECURITIES         SECURITIES           SECURITIES         ALLOCATION
                                                           SUBACCOUNT         SUBACCOUNT           SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------   ------------------  -----------------
Investment income
     Distributions                                       $        39,314    $        25,424     $        118,047    $       135,383
Expenses
     Mortality and expense fees                                   51,236             29,733               94,784             72,226
     Indexing (gain) loss                                         (9,427)             1,067                2,416              1,810
                                                        -----------------  -----------------   ------------------  -----------------
Net investment income (loss)                                      (2,495)            (5,376)              20,847             61,347
                                                        -----------------  -----------------   ------------------  -----------------
Net realized gain (loss) from share transactions                 (80,161)          (117,082)            (954,827)          (269,568)
Net realized gain distribution from Fund                               -                  -                    -                  -
Net change in unrealized appreciation (depreciation)
      on investments                                             882,673          1,041,345            2,849,597          1,625,229
                                                        -----------------  -----------------   ------------------  -----------------
Net gain (loss) on investments                                   802,512            924,263            1,894,770          1,355,661
Net increase (decrease) in net assets resulting from
     operations                                          $       800,017    $       918,887     $      1,915,617    $     1,417,008
                                                        =================  =================   ==================  =================

                                                            TEMPLETON       RYDEX VARIABLE        SCUDDER VIT
                                                             GROWTH          TRUST SECTOR        EAFE(R) EQUITY       SCUDDER VIT
                                                           SECURITIES          ROTATION              INDEX         EQUITY 500 INDEX
                                                           SUBACCOUNT        SUBACCOUNT(1)         SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------   ------------------  -----------------
Investment income
     Distributions                                       $       193,522    $             -     $         41,958    $        23,773
Expenses
     Mortality and expense fees                                  178,174                762               13,737             28,532
     Indexing (gain) loss                                          7,628                 21               (5,281)            (8,732)
                                                        -----------------  -----------------   ------------------  -----------------
Net investment income (loss)                                       7,720               (783)              33,502              3,973
                                                        -----------------  -----------------   ------------------  -----------------
Net realized gain (loss) from share transactions              (3,188,034)             1,362                9,679            (13,731)
Net realized gain distribution from Fund                               -                  -                    -                  -
Net change in unrealized appreciation (depreciation)
      on investments                                           6,245,177             14,487              249,854            553,574
                                                        -----------------  -----------------   ------------------  -----------------
Net gain (loss) on investments                                 3,057,143             15,849              259,533            539,843
Net increase (decrease) in net assets resulting from
     operations                                          $     3,064,863    $        15,066     $        293,035    $       543,816
                                                        =================  =================   ==================  =================

                       See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                  (CONTINUED)

                                                                                                    WANGER
                                                                            WANGER FOREIGN       INTERNATIONAL
                                                           TECHNOLOGY           FORTY              SMALL CAP         WANGER TWENTY
                                                           SUBACCOUNT         SUBACCOUNT           SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------   ------------------  -----------------
Investment income
     Distributions                                       $             -    $         4,198     $        122,130    $             -
Expenses
     Mortality and expense fees                                   28,589             18,209              518,160             45,148
     Indexing (gain) loss                                          1,139                585               16,461              1,108
                                                        -----------------  -----------------   ------------------  -----------------
Net investment income (loss)                                     (29,728)           (14,596)            (412,491)           (46,256)
                                                        -----------------  -----------------   ------------------  -----------------
Net realized gain (loss) from share transactions                (833,889)          (322,067)          (4,478,621)             5,937
Net realized gain distribution from Fund                               -                  -                    -                  -
Net change in unrealized appreciation (depreciation)
      on investments                                           1,582,761            789,514           19,846,638            858,128
                                                        -----------------  -----------------   ------------------  -----------------
Net gain (loss) on investments                                   748,872            467,447           15,368,017            864,065
Net increase (decrease) in net assets resulting from
     operations                                          $       719,144    $       452,851     $     14,955,526    $       817,809
                                                        =================  =================   ==================  =================

                                                           WANGER U.S.
                                                             SMALLER
                                                            COMPANIES
                                                            SUBACCOUNT
                                                        ------------------
Investment income
     Distributions                                       $             -
Expenses
     Mortality and expense fees                                1,007,775
     Indexing (gain) loss                                         35,509
                                                        -----------------
Net investment income (loss)                                  (1,043,284)
                                                        -----------------
Net realized gain (loss) from share transactions              (1,457,535)
Net realized gain distribution from Fund                               -
Net change in unrealized appreciation (depreciation)
      on investments                                          27,909,402
                                                        -----------------
Net gain (loss) on investments                                26,451,867
Net increase (decrease) in net assets resulting from
     operations                                          $    25,408,583
                                                        =================

















Footnote for Statements of Operations
For the period ended December 31, 2003

(1)From inception June 9, 2003 to December 31, 2003.


                       See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003


                                                             PHOENIX-                          PHOENIX-ALLIANCE/   PHOENIX-ALLIANCE/
                                                             ABERDEEN       PHOENIX-AIM MID-       BERNSTEIN        BERNSTEIN GROWTH
                                                           INTERNATIONAL       CAP EQUITY        ENHANCED INDEX         + VALUE
                                                            SUBACCOUNT         SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------   ------------------  -----------------
FROM OPERATIONS
     Net investment income (loss)                        $        94,827    $        (9,931)    $        (44,302)   $        (2,358)
     Net realized gain (loss)                                    117,658              3,895           (1,665,378)               777
     Net change in unrealized appreciation (depreciation)
         on investments                                        5,052,408            172,122            4,617,849             61,807
                                                        -----------------  -----------------   ------------------  -----------------
     Net increase (decrease) resulting from operations         5,264,893            166,086            2,908,169             60,226
                                                        -----------------  -----------------   ------------------  -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                        284,474              6,189              298,735              6,029
     Participant transfers                                     2,043,487 +           81,336           (1,630,055)           162,825
     Participant withdrawals                                  (2,121,506)           (60,069)          (1,833,532)            (9,248)
                                                        -----------------  -----------------   ------------------  -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                           206,455             27,456           (3,164,852)           159,606
                                                        -----------------  -----------------   ------------------  -----------------
     Net increase (decrease) in net assets                     5,471,348            193,542             (256,683)           219,832
NET ASSETS
     Beginning of period                                      15,083,074            640,392           14,159,313            154,779
                                                        -----------------  -----------------   ------------------  -----------------
     End of period                                       $    20,554,422    $       833,934     $     13,902,630    $       374,611
                                                        =================  =================   ==================  =================

                                                         PHOENIX-DUFF &        PHOENIX-            PHOENIX-             PHOENIX-
                                                           PHELPS REAL         ENGEMANN         ENGEMANN SMALL &     GOODWIN MONEY
                                                        ESTATE SECURITIES   CAPITAL GROWTH      MID-CAP GROWTH           MARKET
                                                           SUBACCOUNT         SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------   ------------------  -----------------
FROM OPERATIONS
     Net investment income (loss)                        $       307,281    $    (1,160,040)    $        (23,085)   $      (132,573)
     Net realized gain (loss)                                    575,887        (14,885,247)              (5,795)                (1)
     Net change in unrealized appreciation (depreciation)
         on investments                                        3,925,613         35,657,268              600,797                  2
                                                        -----------------  -----------------   ------------------  -----------------
     Net increase (decrease) resulting from operations         4,808,781         19,611,981              571,917           (132,572)
                                                        -----------------  -----------------   ------------------  -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                        199,475          2,708,540               34,968            937,571
     Participant transfers                                      (356,481)        (7,751,734)             979,393           (722,469)
     Participant withdrawals                                  (1,916,992)       (11,321,529)             (85,514)       (10,513,501)
                                                        -----------------  -----------------   ------------------  -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                        (2,073,998)       (16,364,723)             928,847        (10,298,399)
                                                        -----------------  -----------------   ------------------  -----------------
     Net increase (decrease) in net assets                     2,734,783          3,247,258            1,500,764        (10,430,971)
NET ASSETS
     Beginning of period                                      14,809,396         89,355,116            1,112,841         25,116,418
                                                        -----------------  -----------------   ------------------  -----------------
     End of period                                       $    17,544,179    $    92,602,374     $      2,613,605    $    14,685,447
                                                        =================  =================   ==================  =================

                       See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                  (CONTINUED)


                                                            PHOENIX-
                                                         GOODWIN MULTI-                                              PHOENIX-KAYNE
                                                          SECTOR FIXED       PHOENIX-JANUS       PHOENIX-KAYNE         SMALL-CAP
                                                             INCOME         FLEXIBLE INCOME     RISING DIVIDENDS     QUALITY VALUE
                                                           SUBACCOUNT         SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------   ------------------  -----------------
FROM OPERATIONS
     Net investment income (loss)                        $     2,160,411    $       129,456     $         (4,954)   $           (96)
     Net realized gain (loss)                                 (1,021,292)           214,448                6,544               (680)
     Net change in unrealized appreciation (depreciation)
         on investments                                        3,906,858            (27,044)             122,692             47,407
                                                        -----------------  -----------------   ------------------  -----------------
     Net increase (decrease) resulting from operations         5,045,977            316,860              124,282             46,631
                                                        -----------------  -----------------   ------------------  -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                        579,389             92,678               21,054              2,615
     Participant transfers                                    (3,246,042)        (1,543,940)             589,858            313,611
     Participant withdrawals                                  (6,008,831)          (958,948)             (36,214)           (33,119)
                                                        -----------------  -----------------   ------------------  -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                        (8,675,484)        (2,410,210)             574,698            283,107
                                                        -----------------  -----------------   ------------------  -----------------
     Net increase (decrease) in net assets                    (3,629,507)        (2,093,350)             698,980            329,738
NET ASSETS
     Beginning of period                                      43,014,495          6,753,144              326,611             59,856
                                                        -----------------  -----------------   ------------------  -----------------
     End of period                                       $    39,384,988    $     4,659,794     $      1,025,591    $       389,594
                                                        =================  =================   ==================  =================

                                                          PHOENIX-LAZARD                                              PHOENIX-LORD
                                                          INTERNATIONAL     PHOENIX-LAZARD       PHOENIX-LAZARD       ABBETT BOND-
                                                          EQUITY SELECT     SMALL-CAP VALUE      U.S. MULTI-CAP        DEBENTURE
                                                            SUBACCOUNT         SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------   ------------------  -----------------
FROM OPERATIONS
     Net investment income (loss)                        $        (7,915)   $        (3,878)    $           (992)   $        18,831
     Net realized gain (loss)                                     15,314              5,560                3,873              7,063
     Net change in unrealized appreciation (depreciation)
         on investments                                          385,367            101,335               29,246             39,246
                                                        -----------------  -----------------   ------------------  -----------------
     Net increase (decrease) resulting from operations           392,766            103,017               32,127             65,140
                                                        -----------------  -----------------   ------------------  -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                         21,587              8,105                  766              1,549
     Participant transfers                                     1,111,955            396,375              147,201            510,855
     Participant withdrawals                                    (357,414)           (14,975)              (4,954)          (111,684)
                                                        -----------------  -----------------   ------------------  -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                           776,128            389,505              143,013            400,720
                                                        -----------------  -----------------   ------------------  -----------------
     Net increase (decrease) in net assets                     1,168,894            492,522              175,140            465,860
NET ASSETS
     Beginning of period                                         678,667            104,022               28,484            267,225
                                                        -----------------  -----------------   ------------------  -----------------
     End of period                                       $     1,847,561    $       596,544     $        203,624    $       733,085
                                                        =================  =================   ==================  =================

                       See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                  (CONTINUED)


                                                           PHOENIX-LORD       PHOENIX-LORD        PHOENIX-MFS
                                                         ABBETT LARGE-CAP    ABBETT MID-CAP     INVESTORS GROWTH      PHOENIX-MFS
                                                              VALUE              VALUE               STOCK          INVESTORS TRUST
                                                            SUBACCOUNT         SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------   ------------------  -----------------
FROM OPERATIONS
     Net investment income (loss)                        $       (13,440)   $        (4,289)    $       (102,426)   $        (2,026)
     Net realized gain (loss)                                      6,010              3,868           (1,358,031)             1,352
     Net change in unrealized appreciation (depreciation)
         on investments                                          487,803            163,565            2,790,920             47,990
                                                        -----------------  -----------------   ------------------  -----------------
     Net increase (decrease) resulting from operations           480,373            163,144            1,330,463             47,316
                                                        -----------------  -----------------   ------------------  -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                         18,489             15,258              185,436              5,558
     Participant transfers                                     1,739,589            629,592           (1,050,067)++         131,466
     Participant withdrawals                                    (295,499)           (59,726)            (888,705)            (8,781)
                                                        -----------------  -----------------   ------------------  -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                         1,462,579            585,124           (1,753,336)           128,243
                                                        -----------------  -----------------   ------------------  -----------------
     Net increase (decrease) in net assets                     1,942,952            748,268             (422,873)           175,559
NET ASSETS
     Beginning of period                                         770,398            196,252            7,215,015            123,129
                                                        -----------------  -----------------   ------------------  -----------------
     End of period                                       $     2,713,350    $       944,520     $      6,792,142    $       298,688
                                                        =================  =================   ==================  =================

                                                                                                                       PHOENIX-
                                                            PHOENIX-MFS         PHOENIX-       PHOENIX-NORTHERN     OAKHURST-GROWTH
                                                              VALUE         NORTHERN DOW 30   NASDAQ-100 INDEX(R)      AND INCOME
                                                            SUBACCOUNT         SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------   ------------------  -----------------
FROM OPERATIONS
     Net investment income (loss)                        $         1,948    $         2,188     $        (17,999)   $       (59,583)
     Net realized gain (loss)                                      2,371             (4,879)               2,049         (1,193,422)
     Net change in unrealized appreciation (depreciation)
         on investments                                          435,566            585,943              484,455          6,125,544
                                                        -----------------  -----------------   ------------------  -----------------
     Net increase (decrease) resulting from operations           439,885            583,252              468,505          4,872,539
                                                        -----------------  -----------------   ------------------  -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                         38,613             35,600               29,604            438,452
     Participant transfers                                       565,415         (1,219,509)           1,591,339         (1,202,108)
     Participant withdrawals                                    (174,399)           (82,673)             (46,165)        (2,424,141)
                                                        -----------------  -----------------   ------------------  -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                           429,629         (1,266,582)           1,574,778         (3,187,797)
                                                        -----------------  -----------------   ------------------  -----------------
     Net increase (decrease) in net assets                       869,514           (683,330)           2,043,283          1,684,742
NET ASSETS
     Beginning of period                                       1,486,684          2,429,523              602,057         21,398,724
                                                        -----------------  -----------------   ------------------  -----------------
     End of period                                       $     2,356,198    $     1,746,193     $      2,645,340    $    23,083,466
                                                        =================  =================   ==================  =================

                       See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                  (CONTINUED)


                                                            PHOENIX-
                                                            OAKHURST           PHOENIX-         PHOENIX-SANFORD     PHOENIX-SANFORD
                                                            STRATEGIC       OAKHURST VALUE      BERNSTEIN GLOBAL    BERNSTEIN MID-
                                                           ALLOCATION           EQUITY               VALUE            CAP VALUE
                                                           SUBACCOUNT         SUBACCOUNT           SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------   ------------------  -----------------
FROM OPERATIONS
     Net investment income (loss)                        $       882,753    $       (45,243)    $          1,302    $      (118,979)
     Net realized gain (loss)                                   (890,584)          (211,559)              (6,829)           289,020
     Net change in unrealized appreciation (depreciation)
         on investments                                       11,957,424          2,353,777              240,470          3,055,148
                                                        -----------------  -----------------   ------------------  -----------------
     Net increase (decrease) resulting from operations        11,949,593          2,096,975              234,943          3,225,189
                                                        -----------------  -----------------   ------------------  -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                      1,114,795            168,197               25,626            119,000
     Participant transfers                                    (3,119,105)         2,103,776              200,802           (388,754)
     Participant withdrawals                                  (9,088,913)          (750,287)             (80,057)          (884,262)
                                                        -----------------  -----------------   ------------------  -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                       (11,093,223)         1,521,686              146,371         (1,154,016)
                                                        -----------------  -----------------   ------------------  -----------------
     Net increase (decrease) in net assets                       856,370          3,618,661              381,314          2,071,173
NET ASSETS
     Beginning of period                                      73,508,282          8,901,942              700,356          9,474,696
                                                        -----------------  -----------------   ------------------  -----------------
     End of period                                       $    74,364,652    $    12,520,603     $      1,081,670    $    11,545,869
                                                        =================  =================   ==================  =================

                                                                                                                    PHOENIX-STATE
                                                         PHOENIX-SANFORD                                            STREET RESEARCH
                                                         BERNSTEIN SMALL-   PHOENIX-SENECA       PHOENIX-SENECA       SMALL-CAP
                                                            CAP VALUE       MID-CAP GROWTH      STRATEGIC THEME         GROWTH
                                                            SUBACCOUNT        SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------   ------------------  -----------------
FROM OPERATIONS
     Net investment income (loss)                        $       (69,928)   $      (104,871)    $       (277,483)   $        (8,583)
     Net realized gain (loss)                                     76,218         (1,167,410)          (4,595,550)            70,632
     Net change in unrealized appreciation (depreciation)
         on investments                                        1,794,817          3,027,711           10,755,527            159,183
                                                        -----------------  -----------------   ------------------  -----------------
     Net increase (decrease) resulting from operations         1,801,107          1,755,430            5,882,494            221,232
                                                        -----------------  -----------------   ------------------  -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                         99,917            203,550              501,140              9,273
     Participant transfers                                        35,229           (462,566)          (1,491,964)         1,068,136
     Participant withdrawals                                    (380,216)          (658,431)          (2,650,787)           (87,531)
                                                        -----------------  -----------------   ------------------  -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                          (245,070)          (917,447)          (3,641,611)           989,878
                                                        -----------------  -----------------   ------------------  -----------------
     Net increase (decrease) in net assets                     1,556,037            837,983            2,240,883          1,211,110
NET ASSETS
     Beginning of period                                       4,592,630          7,032,375           18,771,428            136,014
                                                        -----------------  -----------------   ------------------  -----------------
     End of period                                       $     6,148,667    $     7,870,358     $     21,012,311    $     1,347,124
                                                        =================  =================   ==================  =================

                       See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                  (CONTINUED)


                                                                                                                    FEDERATED FUND
                                                                                                                       FOR U.S.
                                                         AIM V.I. CAPITAL   AIM V.I. PREMIER     ALGER AMERICA        GOVERNMENT
                                                           APPRECIATION          EQUITY         LEVERAGED ALLCAP     SECURITIES II
                                                            SUBACCOUNT         SUBACCOUNT          SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------   ------------------  -----------------
FROM OPERATIONS
     Net investment income (loss)                        $       (13,620)   $       (10,722)    $        (25,474)   $       452,316
     Net realized gain (loss)                                      1,123              6,412             (174,946)            43,901
     Net change in unrealized appreciation (depreciation)
         on investments                                          266,629            207,475              689,872           (330,889)
                                                        -----------------  -----------------   ------------------  -----------------
     Net increase (decrease) resulting from operations           254,132            203,165              489,452            165,328
                                                        -----------------  -----------------   ------------------  -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                         14,723             41,524               61,638            443,498
     Participant transfers                                       670,682            (20,892)             870,984         (3,160,692)
     Participant withdrawals                                    (124,329)          (124,378)            (159,004)        (3,755,686)
                                                        -----------------  -----------------   ------------------  -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                           561,076           (103,746)             773,618         (6,472,880)
                                                        -----------------  -----------------   ------------------  -----------------
     Net increase (decrease) in net assets                       815,208             99,419            1,263,070         (6,307,552)
NET ASSETS
     Beginning of period                                         602,205            944,157            1,174,717         18,099,842
                                                        -----------------  -----------------   ------------------  -----------------
     End of period                                       $     1,417,413    $     1,043,576     $      2,437,787    $    11,792,290
                                                        =================  =================   ==================  =================

                                                         FEDERATED HIGH
                                                           INCOME BOND
                                                            FUND II --                            VIP GROWTH
                                                         PRIMARY SHARES    VIP CONTRAFUND(R)     OPPORTUNITIES        VIP GROWTH
                                                           SUBACCOUNT         SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------   ------------------  -----------------
FROM OPERATIONS
     Net investment income (loss)                        $       222,922    $       (40,466)    $         (2,895)   $       (42,129)
     Net realized gain (loss)                                     99,762             10,565              (17,175)          (151,803)
     Net change in unrealized appreciation (depreciation)
         on investments                                          338,505            958,695              106,405          1,080,285
                                                        -----------------  -----------------   ------------------  -----------------
     Net increase (decrease) resulting from operations           661,189            928,794               86,335            886,353
                                                        -----------------  -----------------   ------------------  -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                         53,018             79,677                2,377            100,399
     Participant transfers                                     1,856,523          1,296,184              138,736          1,205,198
     Participant withdrawals                                    (702,315)          (657,748)             (41,511)          (406,940)
                                                        -----------------  -----------------   ------------------  -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                         1,207,226            718,113               99,602            898,657
                                                        -----------------  -----------------   ------------------  -----------------
     Net increase (decrease) in net assets                     1,868,415          1,646,907              185,937          1,785,010
NET ASSETS
     Beginning of period                                       3,279,643          2,948,546              284,918          2,668,917
                                                        -----------------  -----------------   ------------------  -----------------
     End of period                                       $     5,148,058    $     4,595,453     $        470,855    $     4,453,927
                                                        =================  =================   ==================  =================

                       See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                  (CONTINUED)


                                                                              TEMPLETON
                                                                              DEVELOPING                              TEMPLETON
                                                          MUTUAL SHARES         MARKETS        TEMPLETON FOREIGN     GLOBAL ASSET
                                                           SECURITIES         SECURITIES           SECURITIES         ALLOCATION
                                                           SUBACCOUNT         SUBACCOUNT           SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------   ------------------  -----------------
FROM OPERATIONS
     Net investment income (loss)                        $        (2,495)   $        (5,376)    $         20,847    $        61,347
     Net realized gain (loss)                                    (80,161)          (117,082)            (954,827)          (269,568)
     Net change in unrealized appreciation (depreciation)
         on investments                                          882,673          1,041,345            2,849,597          1,625,229
                                                        -----------------  -----------------   ------------------  -----------------
     Net increase (decrease) resulting from operations           800,017            918,887            1,915,617          1,417,008
                                                        -----------------  -----------------   ------------------  -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                         50,973             18,094              102,938             32,308
     Participant transfers                                       242,101           (265,472)              94,087           (203,046)
     Participant withdrawals                                    (480,608)          (251,838)          (1,358,913)          (442,381)
                                                        -----------------  -----------------   ------------------  -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                          (187,534)          (499,216)          (1,161,888)          (613,119)
                                                        -----------------  -----------------   ------------------  -----------------
     Net increase (decrease) in net assets                       612,483            419,671              753,729            803,889
NET ASSETS
     Beginning of period                                       3,681,500          2,097,059            7,300,656          5,114,054
                                                        -----------------  -----------------   ------------------  -----------------
     End of period                                       $     4,293,983    $     2,516,730     $      8,054,385    $     5,917,943
                                                        =================  =================   ==================  =================

                                                            TEMPLETON       RYDEX VARIABLE        SCUDDER VIT
                                                             GROWTH          TRUST SECTOR        EAFE(R) EQUITY       SCUDDER VIT
                                                           SECURITIES          ROTATION              INDEX         EQUITY 500 INDEX
                                                           SUBACCOUNT        SUBACCOUNT(1)         SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------   ------------------  -----------------
FROM OPERATIONS
     Net investment income (loss)                        $         7,720    $          (783)    $         33,502    $         3,973
     Net realized gain (loss)                                 (3,188,034)             1,362                9,679            (13,731)
     Net change in unrealized appreciation (depreciation)
         on investments                                        6,245,177             14,487              249,854            553,574
                                                        -----------------  -----------------   ------------------  -----------------
     Net increase (decrease) resulting from operations         3,064,863             15,066              293,035            543,816
                                                        -----------------  -----------------   ------------------  -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                        134,449                271               24,630             32,498
     Participant transfers                                       158,178            148,624               27,455          1,688,338
     Participant withdrawals                                  (6,834,759)           (34,817)             (57,168)          (166,292)
                                                        -----------------  -----------------   ------------------  -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                        (6,542,132)           114,078               (5,083)         1,554,544
                                                        -----------------  -----------------   ------------------  -----------------
     Net increase (decrease) in net assets                    (3,477,269)           129,144              287,952          2,098,360
NET ASSETS
     Beginning of period                                      17,590,417                  -              880,065          1,052,710
                                                        -----------------  -----------------   ------------------  -----------------
     End of period                                       $    14,113,148    $       129,144     $      1,168,017    $     3,151,070
                                                        =================  =================   ==================  =================

                       See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                  (CONTINUED)


                                                                                                    WANGER
                                                                            WANGER FOREIGN       INTERNATIONAL
                                                           TECHNOLOGY           FORTY              SMALL CAP         WANGER TWENTY
                                                           SUBACCOUNT         SUBACCOUNT           SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------   ------------------  -----------------
FROM OPERATIONS
     Net investment income (loss)                        $       (29,728)   $       (14,596)    $       (412,491)   $       (46,256)
     Net realized gain (loss)                                   (833,889)          (322,067)          (4,478,621)             5,937
     Net change in unrealized appreciation (depreciation)
         on investments                                        1,582,761            789,514           19,846,638            858,128
                                                        -----------------  -----------------   ------------------  -----------------
     Net increase (decrease) resulting from operations           719,144            452,851           14,955,526            817,809
                                                        -----------------  -----------------   ------------------  -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                        139,735             16,120              764,200             39,826
     Participant transfers                                       964,398            105,708             (884,741)           533,555
     Participant withdrawals                                    (135,935)          (159,114)          (4,521,926)          (287,644)
                                                        -----------------  -----------------   ------------------  -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                           968,198            (37,286)          (4,642,467)           285,737
                                                        -----------------  -----------------   ------------------  -----------------
     Net increase (decrease) in net assets                     1,687,342            415,565           10,313,059          1,103,546
NET ASSETS
     Beginning of period                                       1,607,536          1,360,260           35,638,555          2,776,606
                                                        -----------------  -----------------   ------------------  -----------------
     End of period                                       $     3,294,878    $     1,775,825     $     45,951,614    $     3,880,152
                                                        =================  =================   ==================  =================

                                                             WANGER
                                                             SMALLER
                                                            COMPANIES
                                                            SUBACCOUNT
                                                        ------------------
FROM OPERATIONS
     Net investment income (loss)                        $    (1,043,284)
     Net realized gain (loss)                                 (1,457,535)
     Net change in unrealized appreciation (depreciation)
         on investments                                       27,909,402
                                                        -----------------
     Net increase (decrease) resulting from operations        25,408,583
                                                        -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                      1,144,212
     Participant transfers                                    (7,245,980)
     Participant withdrawals                                  (8,804,076)
                                                        -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                       (14,905,844)
                                                        -----------------
     Net increase (decrease) in net assets                    10,502,739
NET ASSETS
     Beginning of period                                      70,435,311
                                                        -----------------
     End of period                                       $    80,938,050
                                                        =================






+ Participant transfers include net assets transferred in from Aberdeen New Asia on February 7, 2003.

++ Participant transfers include net assets transferred in from MFS Investors
   Growth and Van Kampen Focus Equity on February 14, 2003.

Footnote for Statements of Changes in Net Assets
For the period ended December 31, 2003

(1) From inception June 9, 2003 to December 31, 2003.


                       See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                      FOR THE PERIOD ENDED DECEMBER 31, 2002

                                                             PHOENIX-           PHOENIX-                           PHOENIX-ALLIANCE/
                                                             ABERDEEN         ABERDEEN NEW        PHOENIX-AIM         BERNSTEIN
                                                          INTERNATIONAL          ASIA           MID-CAP EQUITY      GROWTH + VALUE
                                                           SUBACCOUNT         SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------   ------------------  -----------------
FROM OPERATIONS
   Net investment income (loss)                          $       (70,560)   $        46,726     $         (5,842)   $        (1,025)
   Net realized gain (loss)                                   (3,978,816)            98,264                  367               (904)
   Net unrealized appreciation (depreciation)                    730,398             46,884              (56,352)           (34,913)
                                                        -----------------  -----------------   ------------------  -----------------
   Net increase (decrease) resulting from operations          (3,318,978)           191,874              (61,827)           (36,842)
                                                        -----------------  -----------------   ------------------  -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                          216,973             91,638                7,927                120
   Participant transfers                                      (3,188,318)          (636,335)             550,861            114,444
   Participant withdrawals                                    (2,007,173)          (313,187)             (30,608)            (6,080)
                                                        -----------------  -----------------   ------------------  -----------------
   Net increase (decrease) in net assets resulting
      from participant transactions                           (4,978,518)          (857,884)             528,180            108,484
                                                        -----------------  -----------------   ------------------  -----------------
   Net increase (decrease) in net assets                      (8,297,496)          (666,010)             466,353             71,642
NET ASSETS
   Beginning of period                                        23,380,570          5,197,579              174,039             83,137
                                                        -----------------  -----------------   ------------------  -----------------
   End of period                                         $    15,083,074    $     4,531,569     $        640,392    $       154,779
                                                        =================  =================   ==================  =================

                                                                               PHOENIX-
                                                                               DEUTSCHE          PHOENIX-DUFF &        PHOENIX-
                                                            PHOENIX-          NASDAQ-100          PHELPS REAL          ENGEMANN
                                                         DEUTSCHE DOW 30       INDEX(R)        ESTATE SECURITIES    CAPITAL GROWTH
                                                           SUBACCOUNT         SUBACCOUNT         SUBACCOUNT           SUBACCOUNT
                                                        -----------------  -----------------   ------------------  -----------------
FROM OPERATIONS
   Net investment income (loss)                          $        (4,762)   $        (8,647)    $        344,645    $    (1,598,772)
   Net realized gain (loss)                                      (30,459)           (49,165)              89,041        (24,015,505)
   Net unrealized appreciation (depreciation)                   (487,868)          (309,533)             810,152        (13,476,238)
                                                        -----------------  -----------------   ------------------  -----------------
   Net increase (decrease) resulting from operations            (523,089)          (367,345)           1,243,838        (39,090,515)
                                                        -----------------  -----------------   ------------------  -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                           33,790             27,434              157,478          3,333,478
   Participant transfers                                         110,339            302,795            2,982,060        (13,761,304)
   Participant withdrawals                                      (164,924)           (25,482)          (1,798,628)       (14,177,856)
                                                        -----------------  -----------------   ------------------  -----------------
   Net increase (decrease) in net assets resulting
       from participant transactions                             (20,795)           304,747            1,340,910        (24,605,682)
                                                        -----------------  -----------------   ------------------  -----------------
   Net increase (decrease) in net assets                        (543,884)           (62,598)           2,584,748        (63,696,197)
NET ASSETS
   Beginning of period                                         2,973,407            664,655           12,224,648        153,051,313
                                                        -----------------  -----------------   ------------------  -----------------
   End of period                                         $     2,429,523    $       602,057     $     14,809,396    $    89,355,116
                                                        =================  =================   ==================  =================

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                      FOR THE PERIOD ENDED DECEMBER 31, 2002
                                   (CONTINUED)

                                                              PHOENIX-                              PHOENIX-
                                                          ENGEMANN SMALL        PHOENIX-         GOODWIN MULTI-         PHOENIX-
                                                             & MID-CAP       GOODWIN MONEY        SECTOR FIXED      HOLLISTER VALUE
                                                              GROWTH             MARKET             INCOME              EQUITY
                                                            SUBACCOUNT         SUBACCOUNT          SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------   ------------------  -----------------
FROM OPERATIONS
   Net investment income (loss)                          $       (15,866)   $         8,844     $      2,587,610    $       (53,356)
   Net realized gain (loss)                                      (85,095)               -               (816,849)          (312,162)
   Net unrealized appreciation (depreciation)                   (387,509)               -              1,864,396         (2,552,392)
                                                        -----------------  -----------------   ------------------  -----------------
   Net increase (decrease) resulting from operations            (488,470)             8,844            3,635,157         (2,917,910)
                                                        -----------------  -----------------   ------------------  -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                           41,673            883,024              488,918            263,289
   Participant transfers                                         128,947          2,849,840           (1,767,004)           430,499
   Participant withdrawals                                      (180,890)       (10,892,710)          (6,437,983)        (1,336,335)
                                                        -----------------  -----------------   ------------------  -----------------
   Net increase (decrease) in net assets resulting
     from participant transactions                               (10,270)        (7,159,846)          (7,716,069)          (642,547)
                                                        -----------------  -----------------   ------------------  -----------------
   Net increase (decrease) in net assets                        (498,740)        (7,151,002)          (4,080,912)        (3,560,457)
NET ASSETS
   Beginning of period                                         1,611,581         32,267,420           47,095,407         12,462,399
                                                        -----------------  -----------------   ------------------  -----------------
   End of period                                         $     1,112,841    $    25,116,418     $     43,014,495    $     8,901,942
                                                        =================  =================   ==================  =================


                                                           PHOENIX-J.P.
                                                             MORGAN
                                                            RESEARCH         PHOENIX-JANUS        PHOENIX-JANUS      PHOENIX-KAYNE
                                                          ENHANCED INDEX    FLEXIBLE INCOME          GROWTH         LARGE-CAP CORE
                                                           SUBACCOUNT          SUBACCOUNT          SUBACCOUNT         SUBACCOUNT(2)
                                                        -----------------  -----------------   ------------------  -----------------
FROM OPERATIONS
   Net investment income (loss)                          $       (89,146)   $       180,052     $       (127,026)   $          (133)
   Net realized gain (loss)                                   (2,229,468)            16,900             (662,532)            (3,646)
   Net unrealized appreciation (depreciation)                 (3,223,850)           296,379           (2,864,180)           (12,738)
                                                        -----------------  -----------------   ------------------  -----------------
   Net increase (decrease) resulting from operations          (5,542,464)           493,331           (3,653,738)           (16,517)
                                                        -----------------  -----------------   ------------------  -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                          205,557             70,524              257,780              1,606
   Participant transfers                                      (2,777,153)         2,258,655            1,596,784            342,998
   Participant withdrawals                                    (1,675,733)          (609,747)            (773,855)            (1,476)
                                                        -----------------  -----------------   ------------------  -----------------
   Net increase (decrease) in net assets resulting
      from participant transactions                           (4,247,329)         1,719,432            1,080,709            343,128
                                                        -----------------  -----------------   ------------------  -----------------
   Net increase (decrease) in net assets                      (9,789,793)         2,212,763           (2,573,029)           326,611
NET ASSETS
   Beginning of period                                        23,949,106          4,540,381            9,788,044                -
                                                        -----------------  -----------------   ------------------  -----------------
   End of period                                         $    14,159,313    $     6,753,144     $      7,215,015    $       326,611
                                                        =================  =================   ==================  =================

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                      FOR THE PERIOD ENDED DECEMBER 31, 2002
                                   (CONTINUED)

                                                          PHOENIX-KAYNE      PHOENIX-LAZARD
                                                            SMALL-CAP        INTERNATIONAL       PHOENIX-LAZARD      PHOENIX-LAZARD
                                                          QUALITY VALUE      EQUITY SELECT      SMALL-CAP VALUE      U.S. MULTI-CAP
                                                          SUBACCOUNT(2)      SUBACCOUNT(3)       SUBACCOUNT(1)        SUBACCOUNT(1)
                                                        -----------------  -----------------   ------------------  -----------------
FROM OPERATIONS
   Net investment income (loss)                          $           207    $        (1,387)    $           (159)   $           (39)
   Net realized gain (loss)                                          240               (458)                   1                  2
   Net unrealized appreciation (depreciation)                      1,112              1,174               (1,862)               696
                                                        -----------------  -----------------   ------------------  -----------------
   Net increase (decrease) resulting from operations               1,559               (671)              (2,020)               659
                                                        -----------------  -----------------   ------------------  -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                               15                 77                1,252              1,402
   Participant transfers                                          58,256            688,467              105,039             26,418
   Participant withdrawals                                            26             (9,206)                (249)                 5
                                                        -----------------  -----------------   ------------------  -----------------
   Net increase (decrease) in net assets resulting
       from participant transactions                              58,297            679,338              106,042             27,825
                                                        -----------------  -----------------   ------------------  -----------------
   Net increase (decrease) in net assets                          59,856            678,667              104,022             28,484
NET ASSETS
   Beginning of period                                               -                  -                    -                  -
                                                        -----------------  -----------------   ------------------  -----------------
   End of period                                         $        59,856    $       678,667     $        104,022    $        28,484
                                                        =================  =================   ==================  =================

                                                          PHOENIX-LORD       PHOENIX-LORD        PHOENIX-LORD         PHOENIX-MFS
                                                          ABBETT BOND-     ABBETT LARGE-CAP      ABBETT MID-CAP        INVESTORS
                                                           DEBENTURE             VALUE               VALUE            GROWTH STOCK
                                                          SUBACCOUNT(3)      SUBACCOUNT(1)       SUBACCOUNT(1)        SUBACCOUNT
                                                        -----------------  -----------------   ------------------  -----------------
FROM OPERATIONS
   Net investment income (loss)                          $         3,795     $         (115)    $            109    $        (4,060)
   Net realized gain (loss)                                          461                 (9)                  (5)            (5,098)
   Net unrealized appreciation (depreciation)                      5,717                (24)               2,312            (92,008)
                                                        -----------------  -----------------   ------------------  -----------------
   Net increase (decrease) resulting from operations               9,973               (148)               2,416           (101,166)
                                                        -----------------  -----------------   ------------------  -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                              -                1,282                  890              9,732
   Participant transfers                                         260,876            776,969              193,645            317,553
   Participant withdrawals                                        (3,624)            (7,705)                (699)           (17,510)
                                                        -----------------  -----------------   ------------------  -----------------
   Net increase (decrease) in net assets resulting
      from participant transactions                              257,252            770,546              193,836            309,775
                                                        -----------------  -----------------   ------------------  -----------------
   Net increase (decrease) in net assets                         267,225            770,398              196,252            208,609
NET ASSETS
   Beginning of period                                               -                  -                    -              192,666
                                                        -----------------  -----------------   ------------------  -----------------
   End of period                                         $       267,225    $       770,398     $        196,252    $       401,275
                                                        =================  =================   ==================  =================

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                      FOR THE PERIOD ENDED DECEMBER 31, 2002
                                   (CONTINUED)

                                                                                                                       PHOENIX-
                                                                                                   PHOENIX-            OAKHURST
                                                           PHOENIX-MFS        PHOENIX-MFS      OAKHURST GROWTH         STRATEGIC
                                                         INVESTORS TRUST         VALUE            AND INCOME          ALLOCATION
                                                           SUBACCOUNT          SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------   ------------------  -----------------
FROM OPERATIONS
   Net investment income (loss)                          $          (923)   $         1,013     $       (189,177)   $     1,088,046
   Net realized gain (loss)                                       (3,630)            (2,606)          (2,813,278)        (2,329,204)
   Net unrealized appreciation (depreciation)                    (25,281)          (141,698)          (5,298,355)       (11,305,582)
                                                        -----------------  -----------------   ------------------  -----------------
   Net increase (decrease) resulting from operations             (29,834)          (143,291)          (8,300,810)       (12,546,740)
                                                        -----------------  -----------------   ------------------  -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                              797             28,753              447,438          2,111,614
   Participant transfers                                          31,051          1,441,256           (4,728,430)        33,220,182
   Participant withdrawals                                        (9,339)           (99,723)          (3,123,039)       (10,872,394)
                                                        -----------------  -----------------   ------------------  -----------------
   Net increase (decrease) in net assets resulting
      from participant transactions                               22,509          1,370,286           (7,404,031)        24,459,402
                                                        -----------------  -----------------   ------------------  -----------------
   Net increase (decrease) in net assets                          (7,325)         1,226,995          (15,704,841)        11,912,662
NET ASSETS
   Beginning of period                                           130,454            259,689           37,103,565         61,595,620
                                                        -----------------  -----------------   ------------------  -----------------
   End of period                                         $       123,129    $     1,486,684     $     21,398,724    $    73,508,282
                                                        =================  =================   ==================  =================


                                                         PHOENIX-SANFORD     PHOENIX-SANFORD    PHOENIX-SANFORD
                                                        BERNSTEIN GLOBAL     BERNSTEIN MID-     BERNSTEIN SMALL-    PHOENIX-SENECA
                                                             VALUE              CAP VALUE         CAP VALUE         MID-CAP GROWTH
                                                           SUBACCOUNT          SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------   ------------------  -----------------
FROM OPERATIONS
   Net investment income (loss)                          $        (3,086)   $       (48,097)    $        (38,941)   $      (127,357)
   Net realized gain (loss)                                      (80,809)           341,012               85,305           (808,036)
   Net unrealized appreciation (depreciation)                   (116,725)        (1,747,464)            (874,767)        (2,906,678)
                                                        -----------------  -----------------   ------------------  -----------------
   Net increase (decrease) resulting from operations            (200,620)        (1,454,549)            (828,403)        (3,842,071)
                                                        -----------------  -----------------   ------------------  -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                           17,390            163,609              142,740            256,960
   Participant transfers                                         665,908          3,491,793            3,164,049             66,214
   Participant withdrawals                                      (253,477)          (821,977)            (381,144)          (914,614)
                                                        -----------------  -----------------   ------------------  -----------------
   Net increase (decrease) in net assets resulting
      from participant transactions                              429,821          2,833,425            2,925,645           (591,440)
                                                        -----------------  -----------------   ------------------  -----------------
   Net increase (decrease) in net assets                         229,201          1,378,876            2,097,242         (4,433,511)
NET ASSETS
   Beginning of period                                           471,155          8,095,820            2,495,388         11,465,886
                                                        -----------------  -----------------   ------------------  -----------------
   End of period                                         $       700,356    $     9,474,696     $      4,592,630    $     7,032,375
                                                        =================  =================   ==================  =================


                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                      FOR THE PERIOD ENDED DECEMBER 31, 2002
                                   (CONTINUED)

                                                                             PHOENIX-STATE
                                                                            STREET RESEARCH       PHOENIX-VAN
                                                         PHOENIX-SENECA        SMALL-CAP          KAMPEN FOCUS      AIM V.I. CAPITAL
                                                         STRATEGIC THEME        GROWTH              EQUITY           APPRECIATION
                                                           SUBACCOUNT        SUBACCOUNT(3)         SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------   ------------------  -----------------
FROM OPERATIONS
   Net investment income (loss)                          $      (376,922)   $          (317)    $         (4,365)   $        (4,921)
   Net realized gain (loss)                                  (11,900,577)               (44)             (69,394)           (14,210)
   Net unrealized appreciation (depreciation)                   (582,853)            (6,139)             (42,000)           (97,267)
                                                        -----------------  -----------------   ------------------  -----------------
   Net increase (decrease) resulting from operations         (12,860,352)            (6,500)            (115,759)          (116,398)
                                                        -----------------  -----------------   ------------------  -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                          604,460                -                  3,084              8,876
   Participant transfers                                      (6,612,633)           144,160              (43,909)           441,502
   Participant withdrawals                                    (2,967,888)            (1,646)              (9,018)           (34,150)
                                                        -----------------  -----------------   ------------------  -----------------
   Net increase (decrease) in net assets resulting
       from participant transactions                          (8,976,061)           142,514              (49,843)           416,228
                                                        -----------------  -----------------   ------------------  -----------------
   Net increase (decrease) in net assets                     (21,836,413)           136,014             (165,602)           299,830
NET ASSETS
   Beginning of period                                        40,607,841                -                435,117            302,375
                                                        -----------------  -----------------   ------------------  -----------------
   End of period                                         $    18,771,428    $       136,014     $        269,515    $       602,205
                                                        =================  =================   ==================  =================

                                                                                                  FEDERATED
                                                                             ALGER AMERICAN      FUND FOR U.S.      FEDERATED HIGH
                                                             AIM V.I.          LEVERAGED          GOVERNMENT          INCOME BOND
                                                         PREMIER EQUITY         ALLCAP           SECURITIES II          FUND II
                                                           SUBACCOUNT         SUBACCOUNT          SUBACCOUNT           SUBACCOUNT
                                                        -----------------  -----------------   ------------------  -----------------
FROM OPERATIONS
   Net investment income (loss)                          $        (9,827)   $       (17,409)    $        141,578    $       241,812
   Net realized gain (loss)                                      (54,179)          (377,826)               9,362           (143,793)
   Net unrealized appreciation (depreciation)                   (350,520)          (184,263)             680,910            (34,964)
                                                        -----------------  -----------------   ------------------  -----------------
   Net increase (decrease) resulting from operations            (414,526)          (579,498)             831,850             63,055
                                                        -----------------  -----------------   ------------------  -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                           22,054             58,395              386,380             25,768
   Participant transfers                                         628,547            590,144           11,635,701            628,474
   Participant withdrawals                                      (105,320)          (177,704)          (2,217,985)          (454,609)
                                                        -----------------  -----------------   ------------------  -----------------
   Net increase (decrease) in net assets resulting
      from participant transactions                              545,281            470,835            9,804,096            199,633
                                                        -----------------  -----------------   ------------------  -----------------
   Net increase (decrease) in net assets                         130,755           (108,663)          10,635,946            262,688
NET ASSETS
   Beginning of period                                           813,402          1,283,380            7,463,896          3,016,955
                                                        -----------------  -----------------   ------------------  -----------------
   End of period                                         $       944,157    $     1,174,717     $     18,099,842    $     3,279,643
                                                        =================  =================   ==================  =================

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                      FOR THE PERIOD ENDED DECEMBER 31, 2002
                                   (CONTINUED)

                                                                              VIP GROWTH                             MUTUAL SHARES
                                                        VIP CONTRAFUND(R)    OPPORTUNITIES         VIP GROWTH          SECURITIES
                                                           SUBACCOUNT         SUBACCOUNT           SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------   ------------------  -----------------
FROM OPERATIONS
   Net investment income (loss)                          $       (21,036)   $        (1,994)    $        (30,590)   $       (20,955)
   Net realized gain (loss)                                     (129,112)           (48,814)            (390,340)           (67,978)
   Net unrealized appreciation (depreciation)                   (155,084)           (27,158)            (599,764)          (649,160)
                                                        -----------------  -----------------   ------------------  -----------------
   Net increase (decrease) resulting from operations            (305,232)           (77,966)          (1,020,694)          (738,093)
                                                        -----------------  -----------------   ------------------  -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                           49,785              4,220            2,654,201             52,683
   Participant transfers                                       1,457,650            145,671                  -             (151,238)
   Participant withdrawals                                      (129,356)           (12,031)            (834,669)          (624,187)
                                                        -----------------  -----------------   ------------------  -----------------
   Net increase (decrease) in net assets resulting
      from participant transactions                            1,378,079            137,860            1,819,532           (722,742)
                                                        -----------------  -----------------   ------------------  -----------------
   Net increase (decrease) in net assets                       1,072,847             59,894              798,838         (1,460,835)
NET ASSETS
   Beginning of period                                         1,875,699            225,024            1,870,079          5,142,335
                                                        -----------------  -----------------   ------------------  -----------------
   End of period                                         $     2,948,546    $       284,918     $      2,668,917    $     3,681,500
                                                        =================  =================   ==================  =================

                                                            TEMPLETON
                                                           DEVELOPING          TEMPLETON          TEMPLETON          TEMPLETON
                                                             MARKETS            FOREIGN          GLOBAL ASSET         GROWTH
                                                           SECURITIES          SECURITIES         ALLOCATION         SECURITIES
                                                           SUBACCOUNT          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------   ------------------  -----------------
FROM OPERATIONS
   Net investment income (loss)                          $           412    $        22,660     $         23,363    $       189,945
   Net realized gain (loss)                                      (36,481)          (429,687)            (574,306)           175,417
   Net unrealized appreciation (depreciation)                     11,473         (1,600,571)             204,136         (4,926,907)
                                                        -----------------  -----------------   ------------------  -----------------
   Net increase (decrease) resulting from operations             (24,596)        (2,007,598)            (346,807)        (4,561,545)
                                                        -----------------  -----------------   ------------------  -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                           31,832            194,090               51,784            184,365
   Participant transfers                                        (349,937)        (1,573,584)            (793,586)           538,787
   Participant withdrawals                                      (293,372)          (991,164)            (841,817)        (1,500,149)
                                                        -----------------  -----------------   ------------------  -----------------
   Net increase (decrease) in net assets resulting
      from participant transactions                             (611,477)        (2,370,658)          (1,583,619)          (776,997)
                                                        -----------------  -----------------   ------------------  -----------------
   Net increase (decrease) in net assets                        (636,073)        (4,378,256)          (1,930,426)        (5,338,542)
NET ASSETS
   Beginning of period                                         2,733,132         11,678,912            7,044,480         22,928,959
                                                        -----------------  -----------------   ------------------  -----------------
   End of period                                         $     2,097,059    $     7,300,656     $      5,114,054    $    17,590,417
                                                        =================  =================   ==================  =================

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                      FOR THE PERIOD ENDED DECEMBER 31, 2002
                                   (CONTINUED)

                                                          SCUDDER VIT
                                                         EAFE(R) EQUITY       SCUDDER VIT                           WANGER FOREIGN
                                                             INDEX         EQUITY 500 INDEX       TECHNOLOGY           FORTY
                                                           SUBACCOUNT         SUBACCOUNT          SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------   ------------------  -----------------
FROM OPERATIONS
   Net investment income (loss)                          $         2,894    $         9,628     $        (31,468)   $       (22,917)
   Net realized gain (loss)                                       (5,509)           (18,776)          (1,399,774)          (296,263)
   Net unrealized appreciation (depreciation)                   (168,481)           (74,265)            (465,279)            16,123
                                                        -----------------  -----------------   ------------------  -----------------
   Net increase (decrease) resulting from operations            (171,096)           (83,413)          (1,896,521)          (303,057)
                                                        -----------------  -----------------   ------------------  -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                           20,405             11,435              125,135             24,375
   Participant transfers                                         457,314            972,643              142,873           (285,956)
   Participant withdrawals                                      (123,423)            (4,400)            (393,331)           (92,945)
                                                        -----------------  -----------------   ------------------  -----------------
   Net increase (decrease) in net assets resulting
     from participant transactions                               354,296            979,678             (125,323)          (354,526)
                                                        -----------------  -----------------   ------------------  -----------------
   Net increase (decrease) in net assets                         183,200            896,265           (2,021,844)          (657,583)
NET ASSETS
   Beginning of period                                           696,865            156,445            3,629,380          2,017,843
                                                        -----------------  -----------------   ------------------  -----------------
   End of period                                         $       880,065    $     1,052,710     $      1,607,536    $     1,360,260
                                                        =================  =================   ==================  =================

                                                              WANGER                              WANGER U.S.
                                                          INTERNATIONAL                            SMALLER
                                                            SMALL CAP        WANGER TWENTY        COMPANIES
                                                           SUBACCOUNT          SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------   ------------------
FROM OPERATIONS
   Net investment income (loss)                          $      (617,273)   $       (39,324)    $     (1,317,808)
   Net realized gain (loss)                                   (1,816,272)             1,920           (1,572,074)
   Net unrealized appreciation (depreciation)                 (4,430,543)          (254,588)         (16,794,846)
                                                        -----------------  -----------------   ------------------
   Net increase (decrease) resulting from operations          (6,864,088)          (291,992)         (19,684,728)
                                                        -----------------  -----------------   ------------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                          808,524             45,580            1,495,673
   Participant transfers                                      (4,751,664)            11,190          (11,769,511)
   Participant withdrawals                                    (4,438,180)          (139,586)         (16,547,360)
                                                        -----------------  -----------------   ------------------
   Net increase (decrease) in net assets resulting
      from participant transactions                           (8,381,320)           (82,816)         (26,821,198)
                                                        -----------------  -----------------   ------------------
   Net increase (decrease) in net assets                     (15,245,408)          (374,808)         (46,505,926)
NET ASSETS
   Beginning of period                                        50,883,963          3,151,414          116,941,237
                                                        -----------------  -----------------   ------------------
   End of period                                         $    35,638,555    $     2,776,606     $     70,435,311
                                                        =================  =================   ==================

Footnotes for Statements of Changes in Net Assets
For the period ended December 31, 2002

(1) From inception August 13, 2002 to December 31, 2002.
(2) From inception August 19, 2002 to December 31, 2002.
(3) From inception August 23, 2002 to December 31, 2002.

                       See Notes to Financial Statements

                             THE BIG EDGE CHOICE(R)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 1--ORGANIZATION
   The PHL Variable Accumulation Account (the "Account"), is a separate investment account of PHL Variable Insurance Company ("PHL Variable"). PHL Variable is an indirect, wholly-owned subsidiary of Phoenix Life Insurance Company ("Phoenix"). The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and was established December 7, 1994. The Account currently consists of 53 subaccounts that invest in shares of a specific series of a mutual fund. The mutual funds include The Phoenix Edge Series Fund, AIM Variable Insurance Funds, The Alger American Fund, Federated Insurance Series, Fidelity(R) Variable Insurance Products, Franklin Templeton Variable Insurance Products Trust, The Rydex Variable Trust, Scudder Investments VIT Funds, The Universal Institutional Funds, Inc. and Wanger Advisors Trust (collectively, the "Funds"). As of December 31, 2003, all subaccounts were available for investment.

   Each series has distinct investment objectives as outlined below. Additionally, policyholders also may direct the allocation of their investments between the Account and the Guaranteed Interest Account ("GIA").

   The investment objectives as listed below in no way conflict with the investment objectives as listed in The Phoenix Edge Series annual report. The investment objectives for all of the Funds can also be found in the various Funds' prospectuses.

------------------------------------------------------------------------------------------------------------------------
                     SERIES NAME                                             INVESTMENT OBJECTIVE
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Aberdeen International Series                   High total return consistent with reasonable risk
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity Series                       Long-term growth of capital
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series        High total return
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Alliance/Bernstein Growth + Value Series        Long-term capital growth
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series     Capital appreciation and income with approximately equal
                                                        emphasis
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Engemann Capital Growth Series                  Intermediate and long-term growth of capital appreciation with income as a secondary consideration
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth Series          Long-term growth of capital
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Goodwin Money Market Series                     As high a level of current income as is consistent with the preservation of capital and maintenance of liquidity
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series        Long-term total return
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Janus Flexible Income Series                    Maximum total return consistent with the preservation of
                                                        capital
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                   Long-term capital appreciation with dividend income as a
                                                        secondary consideration
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series            Long-term capital appreciation with dividend income as a
                                                        secondary consideration
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Lazard International Equity Select Series       Long-term capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Lazard Small-Cap Value Series                   Long-term capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Lazard U.S. Multi-Cap Series                    Long-term capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture Series               High current income and long-term capital appreciation to
                                                        produce a high total return
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value Series              Capital appreciation with income as a secondary consideration
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value Series                Capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-MFS Investors Growth Stock Series               Long-term growth of capital and future income rather than
                                                        current income
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-MFS Investors Trust Series                      Long-term growth of capital; secondarily to provide reasonable current income
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-MFS Value Series                                Capital appreciation and reasonable income
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Northern Dow 30 Series                          To track the total return of the Dow Jones Industrial
                                                        Average(SM) before fund expenses
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series             To track the total return of the Nasdaq-100 Index(R) before fund expenses
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Oakhurst Growth and Income Series               Dividend growth, current income and capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation Series            High total return over an extended period of time consistent with prudent investment risk
------------------------------------------------------------------------------------------------------------------------

                             THE BIG EDGE CHOICE(R)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

------------------------------------------------------------------------------------------------------------------------
                     SERIES NAME                                             INVESTMENT OBJECTIVE
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Oakhurst Value Equity Series                    Long-term capital appreciation with current income as a
                                                        secondary consideration
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Sanford Bernstein Global Value Series           Long-term capital growth through investment in equity
                                                        securities of foreign and U.S. companies
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series          Long-term capital appreciation with current income as a
                                                        secondary investment objective
------------------------------------------------------- ----------------------------------------------------------------
                                                        Long-term capital appreciation by investing primarily in
Phoenix-Sanford Bernstein Small-Cap Value Series        small-capitalization stocks that appear to be undervalued with current income as a secondary investment objective
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                    Capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                   Long-term capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-State Street Research Small-Cap Growth Series   Long-term capital growth
------------------------------------------------------- ----------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                      Growth of capital
------------------------------------------------------- ----------------------------------------------------------------
AIM V.I. Premier Equity Fund                            Long-term growth of capital with income as a secondary
                                                        objective
------------------------------------------------------- ----------------------------------------------------------------
Alger American Leveraged AllCap Portfolio               Long-term capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
Federated Fund for U.S. Government Securities II        Current income by investing primarily in a diversified
                                                        portfolio or U.S. government securities
------------------------------------------------------- ----------------------------------------------------------------
Federated High Income Bond Fund II                      High current income by investing primarily in a professionally managed, diversified portfolio of fixed income securities
------------------------------------------------------- ----------------------------------------------------------------
VIP Contrafund(R) Portfolio                             Long-term capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
VIP Growth Opportunities Portfolio                      Capital growth
------------------------------------------------------- ----------------------------------------------------------------
VIP Growth Portfolio                                    Capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
Mutual Shares Securities Fund                           Capital appreciation with income as a secondary goal
------------------------------------------------------- ----------------------------------------------------------------
Templeton Developing Markets Securities Fund            Long-term capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
Templeton Foreign Securities Fund                       Long-term capital growth
------------------------------------------------------- ----------------------------------------------------------------
Templeton Global Asset Allocation Fund                  High total return
------------------------------------------------------- ----------------------------------------------------------------
Templeton Growth Securities Fund                        Long-term capital growth.
------------------------------------------------------- ----------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund               Long-term capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
                                                        Match the performance of the Morgan Stanley Capital
Scudder VIT EAFE(R) Equity Index Fund                   International EAFE(R) Index which emphasizes stocks of
                                                        companies in major markets in Europe, Australasia and the
                                                        Far East
------------------------------------------------------- ----------------------------------------------------------------
                                                        Match the performance of the Standard & Poor's 500 Composite
Scudder VIT Equity 500 Index Fund                       Stock Price Index which emphasizes stocks of large U.S.
                                                        companies
------------------------------------------------------- ----------------------------------------------------------------
Technology Portfolio                                    Long-term capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
Wanger Foreign Forty                                    Long-term growth of capital
------------------------------------------------------- ----------------------------------------------------------------
Wanger International Small Cap                          Long-term growth of capital
------------------------------------------------------- ----------------------------------------------------------------
Wanger Twenty                                           Long-term growth of capital
------------------------------------------------------- ----------------------------------------------------------------
Wanger U.S. Smaller Companies                           Long-term growth of capital
------------------------------------------------------------------------------------------------------------------------


NOTE 2--SIGNIFICANT ACCOUNTING POLICIES

   A. VALUATION OF INVESTMENTS: Investments are made exclusively in the funds and are valued at the net asset values per share of the respective series.

   B. INVESTMENT TRANSACTIONS AND RELATED INCOME: Investment transactions are recorded on the trade date. Realized gains and losses include capital gain distributions from the funds as well as gains and losses on sales of shares in the funds determined on the LIFO (last in, first out) basis.

   C. INCOME TAXES: The Account is not a separate entity from PHL Variable and under current federal income tax law, income arising from the Account is not taxed since reserves are established equivalent to such income. Therefore, no provision for related federal taxes is required.

                             THE BIG EDGE CHOICE(R)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

   D. DISTRIBUTIONS: Distributions from the Funds are recorded by each subaccount on the ex-dividend date.

   E. USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, disclosure of contingent assets and liabilities, revenues and expenses. Actual results could differ from those estimates.

   F. CONTRACTS IN PAYOUT (ANNUITIZATION) PERIOD: Net Assets of the Account at December 31, 2003 include amounts for contracts in the payout (annuitization) period. The amounts originally allocated to the contracts were the value of the outstanding annuity units owned at the time the annuitization occurred. The December 31, 2003 value would be the net amount remaining of the original allocation, less benefit payments made and plus or minus investment performance of each subaccount to which annuity units are credited. The mortality risk is fully borne by PHL Variable. All additional reserving for mortality risk over and above the Account value is held in the general account of PHL Variable and is not transferred to the Account.

   Each annuity benefit payment is based upon the value of the annuity units credited to the contract. The number of annuity units in each subaccount to be credited is based on the value of the accumulation units in the subaccount and the applicable annuity payment rate. The payment rate differs according to the payment option selected and the age of the annuitant. The annuity payment rate is applied and will determine all payments for the variable annuity payment options. The value of the annuity units will vary with the investment performance of each subaccount to which annuity units are credited. The initial payment will be calculated based on an assumed investment return of 4 1/2% per year.

                             THE BIG EDGE CHOICE(R)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 3--PURCHASES AND PROCEEDS FROM SALES OF SHARES OF THE FUNDS
     Purchases and proceeds from sales of shares of the Funds for the period ended December 31, 2003 aggregated the following:

SUBACCOUNT                                                                 PURCHASES                              SALES
----------                                                                 ---------                              -----
THE PHOENIX EDGE SERIES FUND
----------------------------
      Phoenix-Aberdeen International Series                            $         4,799,963                  $         4,492,421
      Phoenix-AIM Mid-Cap Equity Series                                            213,579                              195,807
      Phoenix-Alliance/Bernstein Enhanced Index Series                             445,381                            3,655,350
      Phoenix-Alliance/Bernstein Growth + Value Series                             210,568                               53,029
      Phoenix-Duff & Phelps Real Estate Securities Series                        2,035,046                            3,288,485
      Phoenix-Engemann Capital Growth Series                                       559,444                           18,084,092
      Phoenix-Engemann Small & Mid-Cap Growth Series                             1,470,944                              563,260
      Phoenix-Goodwin Money Market Series                                       10,069,371                           20,511,538
      Phoenix-Goodwin Multi-Sector Fixed Income Series                           5,238,015                           11,757,429
      Phoenix-Janus Flexible Income Series                                       1,940,884                            4,128,536
      Phoenix-Kayne Rising Dividends Series                                        745,416                              168,498
      Phoenix-Kayne Small-Cap Quality Value Series                                 391,476                              107,864
      Phoenix-Lazard International Equity Select Series                          1,154,150                              382,934
      Phoenix-Lazard Small-Cap Value Series                                        434,503                               43,017
      Phoenix-Lazard U.S. Multi-Cap Series                                         168,865                               22,757
      Phoenix-Lord Abbett Bond-Debenture Series                                    596,714                              171,274
      Phoenix-Lord Abbett Large-Cap Value Series                                 1,859,660                              403,217
      Phoenix-Lord Abbett Mid-Cap Value Series                                     760,775                              174,151
      Phoenix-MFS Investors Growth Stock Series                                  3,127,106                            4,983,561
      Phoenix-MFS Investors Trust Series                                           166,798                               40,352
      Phoenix-MFS Value Series                                                     828,020                              395,434
      Phoenix-Northern Dow 30 Series                                               524,356                            1,789,401
      Phoenix-Northern Nasdaq-100 Index(R) Series                                1,823,623                              264,596
      Phoenix-Oakhurst Growth and Income Series                                  1,180,272                            4,427,095
      Phoenix-Oakhurst Strategic Allocation Series                               3,673,924                           13,883,824
      Phoenix-Oakhurst Value Equity Series                                       3,119,376                            1,638,732
      Phoenix-Sanford Bernstein Global Value Series                                459,017                              310,983
      Phoenix-Sanford Bernstein Mid-Cap Value Series                             1,407,129                            2,325,810
      Phoenix-Sanford Bernstein Small-Cap Value Series                             836,231                            1,047,532
      Phoenix-Seneca Mid-Cap Growth Series                                         440,305                            1,461,677
      Phoenix-Seneca Strategic Theme Series                                        568,954                            4,485,786
      Phoenix-State Street Research Small-Cap Growth Series                      1,399,457                              353,565

                             THE BIG EDGE CHOICE(R)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 3--PURCHASES AND PROCEEDS FROM SALES OF SHARES OF THE FUNDS (CONTINUED)

SUBACCOUNT                                                                 PURCHASES                              SALES
----------                                                                 ---------                              -----
AIM VARIABLE INSURANCE FUNDS -- SERIES I SHARES
-----------------------------------------------
      AIM V.I. Capital Appreciation Fund                               $           773,298                  $           224,820
      AIM V.I. Premier Equity Fund                                                 178,700                              293,024

THE ALGER AMERICAN FUND -- CLASS O SHARES
-----------------------------------------
      Alger American Leveraged AllCap Portfolio                                  1,310,087                              560,470

FEDERATED INSURANCE SERIES
--------------------------
      Federated Fund for U.S. Government Securities II                           6,038,098                           11,978,478
      Federated High Income Bond Fund II-- Primary Shares                        4,780,940                            3,348,734

FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- SERVICE CLASS
--------------------------------------------------------
      VIP Contrafund(R) Portfolio                                                1,505,942                              826,378
      VIP Growth Opportunities Portfolio                                           187,133                               90,187
      VIP Growth Portfolio                                                       1,485,863                              627,582

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2
---------------------------------------------------------------
      Mutual Shares Securities Fund                                                943,676                            1,133,323
      Templeton Developing Markets Securities Fund                                  30,920                              535,039
      Templeton Foreign Securities Fund                                            743,840                            1,884,121
      Templeton Global Asset Allocation Fund                                       149,455                              700,276
      Templeton Growth Securities Fund                                           1,282,499                            7,822,107

THE RYDEX VARIABLE TRUST
------------------------
      Rydex Variable Trust Sector Rotation Fund                                    162,395                               48,943

SCUDDER INVESTMENTS VIT FUNDS -- CLASS A
----------------------------------------
      Scudder VIT EAFE(R) Equity Index Fund                                        382,083                              353,710
      Scudder VIT Equity 500 Index Fund                                          2,120,862                              559,788

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. -- CLASS I SHARES
---------------------------------------------------------
      Technology Portfolio                                                       1,419,624                              479,330

WANGER ADVISORS TRUST
---------------------
      Wanger Foreign Forty                                                         396,517                              447,968
      Wanger International Small Cap                                             4,151,836                            9,194,119
      Wanger Twenty                                                                814,360                              573,512
      Wanger U.S. Smaller Companies                                                645,393                           16,587,473

                             THE BIG EDGE CHOICE(R)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS
        A summary of Financial Highlights of the Account for the periods ended December 31, 2003, 2002 and 2001 follows:

                                                                                                 PERIOD ENDED
                                                                                                 DECEMBER 31,
                                                                               -------------------------------------------------
SUBACCOUNT                                                                         2003              2002             2001
----------                                                                     -------------     -------------    --------------
THE PHOENIX EDGE SERIES FUND
----------------------------
     PHOENIX-ABERDEEN INTERNATIONAL SERIES
     Accumulation units outstanding                                              14,360,034        13,704,410        17,849,151
     Unit value                                                                   $1.431363         $1.100600         $1.309902
     Net assets (thousands)                                                         $20,554           $15,083           $23,381
     Mortality and expense ratio                                                     1.375%            1.375%            1.375%
     Net investment income ratio                                                      0.52%            (0.37%)           (1.38%)
     Total return                                                                    30.05%           (15.98%)          (25.10%)


     PHOENIX-AIM MID-CAP EQUITY SERIES(7)
     Accumulation units outstanding                                                 353,035           342,757            81,863
     Unit value                                                                   $2.362177         $1.868353         $2.125994
     Net assets (thousands)                                                            $834              $640              $174
     Mortality and expense ratio                                                     1.375%            1.375%            1.375% (12)
     Net investment income ratio                                                     (1.41%)           (1.37%)           (1.40%)(12)
     Total return                                                                    26.43%           (12.12%)            4.87%


     PHOENIX-ALLIANCE/BERNSTEIN ENHANCED INDEX SERIES(5)
     Accumulation units outstanding                                              12,338,362        15,644,267        19,915,633
     Unit value                                                                   $1.126781         $0.905080         $1.202528
     Net assets (thousands)                                                         $13,903           $14,159           $23,949
     Mortality and expense ratio                                                     1.375%            1.375%            1.375%
     Net investment income ratio                                                     (0.33%)           (0.48%)           (0.70%)
     Total return                                                                    24.50%           (24.74%)          (13.12%)


     PHOENIX-ALLIANCE/BERNSTEIN GROWTH + VALUE SERIES
     Accumulation units outstanding                                                 190,922            98,073            38,930
     Unit value                                                                   $1.962124         $1.578207         $2.135519
     Net assets (thousands)                                                            $375              $155               $83
     Mortality and expense ratio                                                     1.375%            1.375%            1.375% (12)
     Net investment income ratio                                                     (0.89%)           (0.80%)             .21% (12)
     Total return                                                                    24.33%           (26.10%)            3.74%


     PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES SERIES
     Accumulation units outstanding                                               6,432,954         7,405,079         6,756,984
     Unit value                                                                   $2.727235         $1.999897         $1.809187
     Net assets (thousands)                                                         $17,544           $14,809           $12,225
     Mortality and expense ratio                                                     1.375%            1.375%            1.375%
     Net investment income ratio                                                      2.00%             2.47%             2.66%
     Total return                                                                    36.37%            10.54%             5.15%

                             THE BIG EDGE CHOICE(R)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                 PERIOD ENDED
                                                                                                 DECEMBER 31,
                                                                               -------------------------------------------------
SUBACCOUNT                                                                         2003              2002             2001
----------                                                                     -------------     -------------    --------------
     PHOENIX-ENGEMANN CAPITAL GROWTH SERIES
     Accumulation units outstanding                                              81,280,845        97,843,911       124,275,082
     Unit value                                                                   $1.139289         $0.913249         $1.231542
     Net assets (thousands)                                                         $92,602           $89,355          $153,051
     Mortality and expense ratio                                                     1.375%            1.375%            1.375%
     Net investment income ratio                                                     (1.31%)           (1.35%)           (1.31%)
     Total return                                                                    24.75%           (25.85%)          (35.49%)


     PHOENIX-ENGEMANN SMALL & MID-CAP GROWTH SERIES
     Accumulation units outstanding                                               2,206,979         1,357,030         1,379,859
     Unit value                                                                   $1.184245         $0.820056         $1.167932
     Net assets (thousands)                                                          $2,614            $1,113            $1,612
     Mortality and expense ratio                                                     1.375%            1.375%            1.375%
     Net investment income ratio                                                     (1.42%)           (1.34%)           (1.33%)
     Total return                                                                    44.41%           (29.79%)          (27.75%)


     PHOENIX-GOODWIN MONEY MARKET SERIES
     Accumulation units outstanding                                              11,805,705        20,049,875        25,764,982
     Unit value                                                                   $1.243928         $1.252697         $1.252375
     Net assets (thousands)                                                         $14,685           $25,116           $32,267
     Mortality and expense ratio                                                     1.375%            1.375%            1.375%
     Net investment income ratio                                                     (0.68%)            0.03%             2.35%
     Total return                                                                    (0.70%)            0.03%             2.39%


     PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME SERIES
     Accumulation units outstanding                                              23,261,864        28,708,330        34,099,382
     Unit value                                                                   $1.693114         $1.498328         $1.381122
     Net assets (thousands)                                                         $39,385           $43,014           $47,095
     Mortality and expense ratio                                                     1.375%            1.375%            1.375%
     Net investment income ratio                                                      5.19%             5.66%             6.48%
     Total return                                                                    13.00%             8.49%             4.63%


     PHOENIX-JANUS FLEXIBLE INCOME SERIES
     Accumulation units outstanding                                               1,832,340         2,786,277         2,043,699
     Unit value                                                                   $2.543083         $2.423715         $2.221649
     Net assets (thousands)                                                          $4,660            $6,753            $4,540
     Mortality and expense ratio                                                     1.375%            1.375%            1.375%
     Net investment income ratio                                                      1.99%             3.19%             4.07%
     Total return                                                                     4.93%             9.10%             5.76%

                             THE BIG EDGE CHOICE(R)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                 PERIOD ENDED
                                                                                                 DECEMBER 31,
                                                                               -------------------------------------------------
SUBACCOUNT                                                                         2003              2002             2001
----------                                                                     -------------     -------------    --------------
     PHOENIX-KAYNE RISING DIVIDENDS SERIES(9)
     Accumulation units outstanding                                                 454,610           170,052                 -
     Unit value                                                                   $2.255980         $1.920659                 -
     Net assets (thousands)                                                          $1,026              $327                 -
     Mortality and expense ratio                                                     1.375%            1.375% (12)            -
     Net investment income ratio                                                     (0.69%)           (0.20%)(12)            -
     Total return                                                                    17.46%            (8.15%)                -


     PHOENIX-KAYNE SMALL-CAP QUALITY VALUE SERIES(9)
     Accumulation units outstanding                                                 163,447            29,789                 -
     Unit Value                                                                   $2.383612         $2.009324                 -
     Net assets (thousands)                                                            $390               $60                 -
     Mortality and expense ratio                                                     1.375%            1.375% (12)            -
     Net investment income ratio                                                     (0.05%)            1.33% (12)            -
     Total return                                                                    18.63%            (1.70%)                -


     PHOENIX-LAZARD INTERNATIONAL EQUITY SELECT SERIES(10)
     Accumulation units outstanding                                                 757,376           356,196                 -
     Unit value                                                                   $2.439423         $1.905322                 -
     Net assets (thousands)                                                          $1,848              $679                 -
     Mortality and expense ratio                                                     1.375%            1.375% (12)            -
     Net investment income ratio                                                     (0.61%)           (1.39%)(12)            -
     Total return                                                                    28.03%             9.17%                 -


     PHOENIX-LAZARD SMALL-CAP VALUE SERIES(8)
     Accumulation units outstanding                                                 223,561            53,421                 -
     Unit value                                                                   $2.668372         $1.947202                 -
     Net assets (thousands)                                                            $597              $104                 -
     Mortality and expense ratio                                                     1.375%            1.375% (12)            -
     Net investment income ratio                                                     (1.28%)           (0.88%)(12)            -
     Total return                                                                    37.04%            (1.01%)                -


     PHOENIX-LAZARD U.S. MULTI-CAP SERIES(8)
     Accumulation units outstanding                                                  80,190            14,247                 -
     Unit value                                                                   $2.539307         $1.999341                 -
     Net assets (thousands)                                                            $204               $28                 -
     Mortality and expense ratio                                                     1.375%            1.375% (12)            -
     Net investment income ratio                                                     (0.80%)           (0.51%)(12)            -
     Total return                                                                    27.01%             1.80%                 -

                             THE BIG EDGE CHOICE(R)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                 PERIOD ENDED
                                                                                                 DECEMBER 31,
                                                                               -------------------------------------------------
SUBACCOUNT                                                                         2003              2002             2001
----------                                                                     -------------     -------------    --------------
     PHOENIX-LORD ABBETT BOND-DEBENTURE SERIES(10)
     Accumulation units outstanding                                                 298,316           126,291                 -
     Unit value                                                                   $2.457412         $2.115941                 -
     Net assets (thousands)                                                            $733              $267                 -
     Mortality and expense ratio                                                     1.375%            1.375% (12)            -
     Net investment income ratio                                                      4.40%             6.96% (12)            -
     Total return                                                                    16.14%             5.00%                 -


     PHOENIX-LORD ABBETT LARGE-CAP VALUE SERIES(8)
     Accumulation units outstanding                                               1,069,988           390,226                 -
     Unit value                                                                   $2.535871         $1.974237                 -
     Net assets (thousands)                                                          $2,713              $770                 -
     Mortality and expense ratio                                                     1.375%            1.375% (12)            -
     Net investment income ratio                                                     (0.80%)           (0.10%)(12)            -
     Total return                                                                    28.45%            (1.29%)                -


     PHOENIX-LORD ABBETT MID-CAP VALUE SERIES(8)
     Accumulation units outstanding                                                 386,628            98,614                 -
     Unit value                                                                   $2.442969         $1.990115                 -
     Net assets (thousands)                                                            $945              $196                 -
     Mortality and expense ratio                                                     1.375%            1.375% (12)            -
     Net investment income ratio                                                     (0.74%)            0.36% (12)            -
     Total return                                                                    22.76%            (0.49%)                -


     PHOENIX-MFS INVESTORS GROWTH STOCK SERIES
     Accumulation units outstanding                                               5,920,564         7,494,492         7,135,308
     Unit value                                                                   $1.147212         $0.962709         $1.371776
     Net assets (thousands)                                                          $6,792            $7,215            $9,788
     Mortality and expense ratio                                                     1.375%            1.375%            1.375%
     Net investment income ratio                                                     (1.41%)           (1.35%)           (1.38%)
     Total return                                                                    19.16%           (29.82%)          (24.90%)


     PHOENIX-MFS INVESTORS TRUST SERIES(6)
     Accumulation units outstanding                                                 152,082            75,782            62,718
     Unit value                                                                   $1.963998         $1.624784         $2.079999
     Net assets (thousands)                                                            $299              $123              $130
     Mortality and expense ratio                                                     1.375%            1.375%            1.375% (12)
     Net investment income ratio                                                     (0.81%)           (0.82%)           (1.41%)(12)
     Total return                                                                    20.88%           (21.89%)            1.81%

                             THE BIG EDGE CHOICE(R)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                 PERIOD ENDED
                                                                                                 DECEMBER 31,
                                                                               -------------------------------------------------
SUBACCOUNT                                                                         2003              2002             2001
----------                                                                     -------------     -------------    --------------
     PHOENIX-MFS VALUE SERIES(4)
     Accumulation units outstanding                                               1,067,536           829,397           123,103
     Unit value                                                                   $2.207137         $1.792487         $2.109517
     Net assets (thousands)                                                          $2,356            $1,487              $260
     Mortality and expense ratio                                                     1.375%            1.375%            1.375% (12)
     Net investment income ratio                                                      0.10%             0.12%             0.31% (12)
     Total return                                                                    23.13%           (15.03%)            5.60%


     PHOENIX-NORTHERN DOW 30 SERIES
     Accumulation units outstanding                                                 955,669         1,670,744         1,704,048
     Unit value                                                                   $1.827194         $1.454156         $1.744908
     Net assets (thousands)                                                          $1,746            $2,430            $2,973
     Mortality and expense ratio                                                     1.375%            1.375%            1.375%
     Net investment income ratio                                                      0.08%            (0.17%)           (0.16%)
     Total return                                                                    25.65%           (16.66%)           (7.28%)


     PHOENIX-NORTHERN NASDAQ-100 INDEX(R) SERIES
     Accumulation units outstanding                                               3,526,471         1,178,256           800,754
     Unit value                                                                   $0.750138         $0.510973         $0.830005
     Net assets (thousands)                                                          $2,645              $602              $665
     Mortality and expense ratio                                                     1.375%            1.375%            1.375%
     Net investment income ratio                                                     (1.43%)           (1.33%)           (1.38%)
     Total return                                                                    46.81%           (38.44%)          (33.99%)


     PHOENIX-OAKHURST GROWTH AND INCOME SERIES
     Accumulation units outstanding                                              20,948,024        24,412,273        32,347,426
     Unit value                                                                   $1.101940         $0.876556         $1.147033
     Net assets (thousands)                                                         $23,083           $21,399           $37,104
     Mortality and expense ratio                                                     1.375%            1.375%            1.375%
     Net investment income ratio                                                     (0.28%)           (0.64%)           (0.90%)
     Total return                                                                    25.71%           (23.58%)           (9.44%)


     PHOENIX-OAKHURST STRATEGIC ALLOCATION SERIES
     Accumulation units outstanding                                              41,452,353        48,443,032        35,399,171
     Unit value                                                                   $1.793979         $1.517417         $1.740030
     Net assets (thousands)                                                         $74,365           $73,508           $61,596
     Mortality and expense ratio                                                     1.375%            1.375%            1.375%
     Net investment income ratio                                                      1.23%             1.38%             1.11%
     Total return                                                                    18.23%           (12.79%)            0.46%

                             THE BIG EDGE CHOICE(R)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                 PERIOD ENDED
                                                                                                 DECEMBER 31,
                                                                               -------------------------------------------------
SUBACCOUNT                                                                         2003              2002             2001
----------                                                                     -------------     -------------    --------------
     PHOENIX-OAKHURST VALUE EQUITY SERIES
     Accumulation units outstanding                                               9,393,907         8,159,890         8,795,266
     Unit value                                                                   $1.332843         $1.090939         $1.416944
     Net assets (thousands)                                                         $12,521            $8,902           $12,462
     Mortality and expense ratio                                                     1.375%            1.375%            1.375%
     Net investment income ratio                                                     (0.46%)           (0.48%)           (0.61%)
     Total return                                                                    22.17%           (23.01%)          (19.10%)


     PHOENIX-SANFORD BERNSTEIN GLOBAL VALUE SERIES
     Accumulation units outstanding                                                 516,909           438,319           248,737
     Unit value                                                                   $2.092577         $1.597823         $1.894187
     Net assets (thousands)                                                          $1,082              $700              $471
     Mortality and expense ratio                                                     1.375%            1.375%            1.375%
     Net investment income ratio                                                      0.15%            (0.39%)            0.16%
     Total return                                                                    30.96%           (15.65%)           (8.13%)


     PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE SERIES
     Accumulation units outstanding                                               8,489,579         9,686,274         7,464,881
     Unit value                                                                   $1.360005         $0.978157         $1.084521
     Net assets (thousands)                                                         $11,546            $9,475            $8,096
     Mortality and expense ratio                                                     1.375%            1.375%            1.375%
     Net investment income ratio                                                     (1.23%)           (0.48%)            0.19%
     Total return                                                                    39.04%            (9.81%)           21.29%


     PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE SERIES
     Accumulation units outstanding                                               1,958,114         2,075,188         1,017,110
     Unit value                                                                   $3.140094         $2.213115         $2.453410
     Net assets (thousands)                                                          $6,149            $4,593            $2,495
     Mortality and expense ratio                                                     1.375%            1.375%            1.375%
     Net investment income ratio                                                     (1.42%)           (0.85%)           (0.15%)
     Total return                                                                    41.89%            (9.79%)           14.17%


     PHOENIX-SENECA MID-CAP GROWTH SERIES
     Accumulation units outstanding                                               6,484,060         7,361,693         7,990,409
     Unit value                                                                   $1.213801         $0.955266         $1.434956
     Net assets (thousands)                                                          $7,870            $7,032           $11,466
     Mortality and expense ratio                                                     1.375%            1.375%            1.375%
     Net investment income ratio                                                     (1.41%)           (1.34%)           (1.37%)
     Total return                                                                    27.06%           (33.43%)          (26.32%)

                             THE BIG EDGE CHOICE(R)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                 PERIOD ENDED
                                                                                                 DECEMBER 31,
                                                                               -------------------------------------------------
SUBACCOUNT                                                                         2003              2002             2001
----------                                                                     -------------     -------------    --------------
     PHOENIX-SENECA STRATEGIC THEME SERIES
     Accumulation units outstanding                                              14,226,865        17,205,662        23,867,338
     Unit value                                                                   $1.476946         $1.091003         $1.701398
     Net assets (thousands)                                                         $21,012           $18,771           $40,608
     Mortality and expense ratio                                                     1.375%            1.375%            1.375%
     Net investment income ratio                                                     (1.41%)           (1.34%)           (1.37%)
     Total return                                                                    35.38%           (35.88%)          (28.37%)


     PHOENIX-STATE STREET RESEARCH SMALL-CAP GROWTH SERIES(10)
     Accumulation units outstanding                                                 443,875            67,797                 -
     Unit value                                                                   $3.034914         $2.006187                 -
     Net assets (thousands)                                                          $1,347              $136                 -
     Mortality and expense ratio                                                     1.375%            1.375% (12)            -
     Net investment income ratio                                                     (1.43%)           (1.37%)(12)            -
     Total return                                                                    51.28%            (5.54%)                -


AIM VARIABLE INSURANCE FUNDS -- SERIES I SHARES
-----------------------------------------------
     AIM V.I. CAPITAL APPRECIATION FUND(2)
     Accumulation units outstanding                                                 798,580           433,406           162,349
     Unit value                                                                   $1.774917         $1.389471         $1.862498
     Net assets (thousands)                                                          $1,417              $602              $302
     Mortality and expense ratio                                                     1.375%            1.375%            1.375% (12)
     Net investment income ratio                                                     (1.41%)           (1.35%)           (1.39%)(12)
     Total return                                                                    27.74%           (25.40%)           (6.88%)


     AIM V.I. PREMIER EQUITY FUND(1)
     Accumulation units outstanding                                                 632,871           706,344           418,545
     Unit value                                                                   $1.648955         $1.336682         $1.943403
     Net assets (thousands)                                                          $1,044              $944              $813
     Mortality and expense ratio                                                     1.375%            1.375%            1.375% (12)
     Net investment income ratio                                                     (1.11%)           (0.97%)            (.90%)(12)
     Total return                                                                    23.36%           (31.22%)           (2.83%)

THE ALGER AMERICAN FUND -- CLASS O SHARES
-----------------------------------------
     ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
     Accumulation units outstanding                                               2,226,794         1,425,803         1,015,298
     Unit value                                                                   $1.094752         $0.823899         $1.264042
     Net assets (thousands)                                                          $2,438            $1,175            $1,283
     Mortality and expense ratio                                                     1.375%            1.375%            1.375%
     Net investment income ratio                                                     (1.41%)           (1.33%)           (1.39%)
     Total return                                                                    32.87%           (34.82%)          (17.10%)

                             THE BIG EDGE CHOICE(R)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                 PERIOD ENDED
                                                                                                 DECEMBER 31,
                                                                               -------------------------------------------------
SUBACCOUNT                                                                         2003              2002             2001
----------                                                                     -------------     -------------    --------------
FEDERATED INSURANCE SERIES
--------------------------
     FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
     Accumulation units outstanding                                               4,731,764         7,332,312         3,251,769
     Unit value                                                                   $2.492155         $2.468504         $2.295252
     Net assets (thousands)                                                         $11,792           $18,100            $7,464
     Mortality and expense ratio                                                     1.375%            1.375%            1.375%
     Net investment income ratio                                                      2.87%             1.20%             2.52%
     Total return                                                                     0.96%             7.55%             5.56%


     FEDERATED HIGH INCOME BOND FUND II -- PRIMARY SHARES
     Accumulation units outstanding                                               2,417,633         1,856,490         1,707,688
     Unit value                                                                   $2.129379         $1.766582         $1.766690
     Net assets (thousands)                                                          $5,148            $3,280            $3,017
     Mortality and expense ratio                                                     1.375%            1.375%            1.375%
     Net investment income ratio                                                      5.80%             9.54%            10.62%
     Total return                                                                    20.54%            (0.01%)           (0.02%)


FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- SERVICE CLASS
--------------------------------------------------------
     VIP CONTRAFUND(R) PORTFOLIO
     Accumulation units outstanding                                               2,521,676         2,049,309         1,163,893
     Unit value                                                                   $1.822381         $1.439599         $1.611574
     Net assets (thousands)                                                          $4,595            $2,949            $1,876
     Mortality and expense ratio                                                     1.375%            1.375%            1.375%
     Net investment income ratio                                                     (1.09%)           (0.84%)           (0.97%)
     Total return                                                                    26.59%           (10.67%)          (13.57%)


     VIP GROWTH OPPORTUNITIES PORTFOLIO
     Accumulation units outstanding                                                 333,020           257,696           156,731
     Unit value                                                                   $1.413899         $1.105636         $1.435729
     Net assets (thousands)                                                            $471              $285              $225
     Mortality and expense ratio                                                     1.375%            1.375%            1.375%
     Net investment income ratio                                                     (0.86%)           (0.68%)           (1.19%)
     Total return                                                                    27.88%           (22.99%)          (15.63%)


     VIP GROWTH PORTFOLIO
     Accumulation units outstanding                                               3,553,216         2,788,333         1,344,951
     Unit value                                                                   $1.253492         $0.957173         $1.390444
     Net assets (thousands)                                                          $4,454            $2,669            $1,870
     Mortality and expense ratio                                                     1.375%            1.375%            1.375%
     Net investment income ratio                                                     (1.31%)           (1.19%)           (1.38%)
     Total return                                                                    30.96%           (31.16%)          (18.86%)

                             THE BIG EDGE CHOICE(R)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                 PERIOD ENDED
                                                                                                 DECEMBER 31,
                                                                               -------------------------------------------------
SUBACCOUNT                                                                         2003              2002             2001
----------                                                                     -------------     -------------    --------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2
---------------------------------------------------------------
     MUTUAL SHARES SECURITIES FUND
     Accumulation units outstanding                                               3,125,339         3,311,372         4,017,976
     Unit value                                                                   $1.373925         $1.113138         $1.279832
     Net assets (thousands)                                                          $4,294            $3,682            $5,142
     Mortality and expense ratio                                                     1.375%            1.375%            1.375%
     Net investment income ratio                                                     (0.07%)           (0.43%)            0.10%
     Total return                                                                    23.43%           (13.02%)            5.57%


     TEMPLETON DEVELOPING MARKETS SECURITIES FUND
     Accumulation units outstanding                                               3,573,033         4,505,094         5,765,772
     Unit value                                                                   $0.704379         $0.466818         $0.474027
     Net assets (thousands)                                                          $2,517            $2,097            $2,733
     Mortality and expense ratio                                                     1.375%            1.375%            1.375%
     Net investment income ratio                                                     (0.25%)            0.02%            (0.53%)
     Total return                                                                    50.89%            (1.52%)           (9.36%)


     TEMPLETON FOREIGN SECURITIES FUND
     Accumulation units outstanding                                               6,823,947         8,065,535        10,362,878
     Unit value                                                                   $1.180312         $0.905167         $1.126995
     Net assets (thousands)                                                          $8,054            $7,301           $11,679
     Mortality and expense ratio                                                     1.375%            1.375%            1.375%
     Net investment income ratio                                                      0.30%             0.24%             1.56%
     Total return                                                                    30.40%           (19.68%)          (17.16%)


     TEMPLETON GLOBAL ASSET ALLOCATION FUND
     Accumulation units outstanding                                               4,084,050         4,593,051         5,966,031
     Unit value                                                                   $1.449038         $1.113433         $1.180765
     Net assets (thousands)                                                          $5,918            $5,114            $7,044
     Mortality and expense ratio                                                     1.375%            1.375%            1.375%
     Net investment income ratio                                                      1.17%             0.38%            (0.05%)
     Total return                                                                    30.14%            (5.70%)          (11.19%)


     TEMPLETON GROWTH SECURITIES FUND
     Accumulation units outstanding                                               9,907,850        16,093,187        16,863,459
     Unit value                                                                   $1.424441         $1.093035         $1.359683
     Net assets (thousands)                                                         $14,113           $17,590           $22,929
     Mortality and expense ratio                                                     1.375%            1.375%            1.375%
     Net investment income ratio                                                      0.06%             0.91%            15.08%
     Total return                                                                    30.32%           (19.61%)           (2.67%)

                             THE BIG EDGE CHOICE(R)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                 PERIOD ENDED
                                                                                                 DECEMBER 31,
                                                                               -------------------------------------------------
SUBACCOUNT                                                                         2003              2002             2001
----------                                                                     -------------     -------------    --------------
THE RYDEX VARIABLE TRUST
------------------------
     RYDEX VARIABLE TRUST SECTOR ROTATION FUND(11)
     Accumulation units outstanding                                                 112,103                 -                 -
     Unit value                                                                   $1.152010                 -                 -
     Net assets (thousands)                                                            $129                 -                 -
     Mortality and expense ratio                                                     1.375% (12)            -                 -
     Net investment income ratio                                                     (1.41%)(12)            -                 -
     Total return                                                                    16.17%                 -                 -


SCUDDER INVESTMENTS VIT FUNDS -- CLASS A
----------------------------------------
     SCUDDER VIT EAFE(R) EQUITY INDEX FUND
     Accumulation units outstanding                                                 775,136           768,145           470,316
     Unit value                                                                   $1.506854         $1.145702         $1.481695
     Net assets (thousands)                                                          $1,168              $880              $697
     Mortality and expense ratio                                                     1.375%            1.375%            1.375%
     Net investment income ratio                                                      3.35%             0.40%            (1.38%)
     Total return                                                                    31.52%           (22.68%)          (25.73%)


     SCUDDER VIT EQUITY 500 INDEX FUND(5)
     Accumulation units outstanding                                               1,529,651           645,921            74,221
     Unit value                                                                   $2.059993         $1.629782         $2.107836
     Net assets (thousands)                                                          $3,151            $1,053              $156
     Mortality and expense ratio                                                     1.375%            1.375%            1.375% (12)
     Net investment income ratio                                                      0.19%             2.29%            (1.38%)(12)
     Total return                                                                    26.40%           (23.39%)            1.57%


THE UNIVERSAL INSTITUTIONAL FUNDS, INC. -- CLASS I SHARES
---------------------------------------------------------
     TECHNOLOGY PORTFOLIO
     Accumulation units outstanding                                               5,758,978         4,101,723         4,698,621
     Unit value                                                                   $0.572129         $0.392556         $0.779988
     Net assets (thousands)                                                          $3,295            $1,608            $3,629
     Mortality and expense ratio                                                     1.375%            1.375%            1.375%
     Net investment income ratio                                                     (1.43%)           (1.31%)           (1.36%)
     Total return                                                                    45.74%           (49.67%)          (50.05%)

WANGER ADVISORS TRUST
---------------------
     WANGER FOREIGN FORTY
     Accumulation units outstanding                                               1,159,111         1,236,779         1,532,716
     Unit value                                                                   $1.532057         $1.099840         $1.316514
     Net assets (thousands)                                                          $1,776            $1,360            $2,018
     Mortality and expense ratio                                                     1.375%            1.375%            1.375%
     Net investment income ratio                                                     (1.10%)           (1.37%)           (1.21%)
     Total return                                                                    39.30%           (16.46%)          (27.63%)

                             THE BIG EDGE CHOICE(R)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                 PERIOD ENDED
                                                                                                 DECEMBER 31,
                                                                               -------------------------------------------------
SUBACCOUNT                                                                         2003              2002             2001
----------                                                                     -------------     -------------    --------------
     WANGER INTERNATIONAL SMALL CAP
     Accumulation units outstanding                                              18,873,337        21,490,966        26,076,514
     Unit value                                                                   $2.434737         $1.658304         $1.951333
     Net assets (thousands)                                                         $45,952           $35,639           $50,884
     Mortality and expense ratio                                                     1.375%            1.375%            1.375%
     Net investment income ratio                                                     (1.09%)           (1.38%)           (1.38%)
     Total return                                                                    46.82%           (15.02%)          (22.36%)


     WANGER TWENTY
     Accumulation units outstanding                                               2,084,684         1,923,364         1,988,945
     Unit value                                                                   $1.861266         $1.443619         $1.584465
     Net assets (thousands)                                                          $3,880            $2,777            $3,151
     Mortality and expense ratio                                                     1.375%            1.375%            1.375%
     Net investment income ratio                                                     (1.41%)           (1.37%)           (1.37%)
     Total return                                                                    28.93%            (8.89%)            7.59%


     WANGER U.S. SMALLER COMPANIES
     Accumulation units outstanding                                              30,191,763        37,131,914        50,554,536
     Unit value                                                                   $2.680799         $1.897854         $2.313170
     Net assets (thousands)                                                         $80,938           $70,435          $116,941
     Mortality and expense ratio                                                     1.375%            1.375%            1.375%
     Net investment income ratio                                                     (1.42%)           (1.36%)           (1.32%)
     Total return                                                                    41.25%           (17.95%)            9.85%




MORTALITY AND EXPENSE RATIO:
These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

NET INVESTMENT INCOME RATIO:
These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios include those expenses, such as mortality and expense charges, that are assessed against contract owner accounts through reductions in the unit values. These ratios exclude those expenses that are assessed against contract owner accounts through the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

TOTAL RETURN:
These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.

(1)  From inception April 12, 2001 to December 31, 2001.     (7)  From inception November 14, 2001 to December 31, 2001.
(2)  From inception April 18, 2001 to December 31, 2001.     (8)  From inception August 13, 2002 to December 31, 2002.
(3)  From inception October 31, 2001 to December 31, 2001.   (9)  From inception August 19, 2002 to December 31, 2002.
(4)  From inception November 2, 2001 to December 31, 2001.   (10)  From inception August 23, 2002 to December 31, 2002.
(5)  From inception November 7, 2001 to December 31, 2001.   (11)  From inception June 9, 2003 to December 31, 2003.
(6)  From inception November 13, 2001 to December 31, 2001.  (12)  Annualized.

                             THE BIG EDGE CHOICE(R)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                                                        SUBACCOUNT
                                                      ------------------------------------------------------------------------------

                                                           PHOENIX-                           PHOENIX-ALLIANCE/
                                                           ABERDEEN        PHOENIX-AIM MID-       BERNSTEIN        PHOENIX-ALLIANCE/
                                                         INTERNATIONAL        CAP EQUITY        ENHANCED INDEX     BERNSTEIN GROWTH
                                                            SERIES              SERIES              SERIES          + VALUE SERIES
                                                      ------------------  ------------------  -------------------  -----------------
Accumulation units outstanding, beginning of period          13,704,410             342,757           15,644,267             98,073
Participant deposits                                            254,491               3,026              325,872              3,602
Participant transfers                                         2,200,813              36,298           (1,735,227)            94,426
Participant withdrawals                                      (1,799,680)            (29,046)          (1,896,550)            (5,179)
                                                      ------------------------------------------------------------------------------
Accumulation units outstanding, end of period                14,360,034             353,035           12,338,362            190,922
                                                      ==============================================================================


                                                        PHOENIX-DUFF &          PHOENIX-           PHOENIX-            PHOENIX-
                                                            PHELPS REAL         ENGEMANN        ENGEMANN SMALL      GOODWIN MONEY
                                                       ESTATE SECURITIES    CAPITAL GROWTH         & MID-CAP            MARKET
                                                              SERIES            SERIES           GROWTH SERIES          SERIES
                                                      ------------------  ------------------  -------------------  -----------------
Accumulation units outstanding, beginning of period           7,405,079          97,843,911            1,357,030         20,049,875
Participant deposits                                             87,635           2,750,410               35,027            751,167
Participant transfers                                          (215,928)         (8,065,929)             898,322           (581,758)
Participant withdrawals                                        (843,832)        (11,247,547)             (83,400)        (8,413,579)
                                                      ------------------------------------------------------------------------------
Accumulation units outstanding, end of period                 6,432,954          81,280,845            2,206,979         11,805,705
                                                      ==============================================================================


                                                           PHOENIX-                                                  PHOENIX-KAYNE
                                                        GOODWIN MULTI-      PHOENIX-JANUS        PHOENIX-KAYNE          SMALL-CAP
                                                         SECTOR FIXED      FLEXIBLE INCOME     RISING DIVIDENDS      QUALITY VALUE
                                                         INCOME SERIES          SERIES              SERIES              SERIES
                                                      ------------------  ------------------  -------------------  -----------------
Accumulation units outstanding, beginning of period          28,708,330           2,786,277              170,052             29,789
Participant deposits                                            363,035              37,324               10,468              1,420
Participant transfers                                        (2,036,465)           (606,746)             291,678            147,614
Participant withdrawals                                      (3,773,036)           (384,515)             (17,588)           (15,376)
                                                      ------------------------------------------------------------------------------
Accumulation units outstanding, end of period                23,261,864           1,832,340              454,610            163,447
                                                      ==============================================================================


                                                        PHOENIX-LAZARD                                               PHOENIX-LORD
                                                         INTERNATIONAL      PHOENIX-LAZARD       PHOENIX-LAZARD      ABBETT BOND-
                                                         EQUITY SELECT      SMALL-CAP VALUE      U.S. MULTI-CAP       DEBENTURE
                                                            SERIES              SERIES              SERIES              SERIES
                                                      ------------------  ------------------  -------------------  -----------------
Accumulation units outstanding, beginning of period             356,196              53,421               14,247            126,291
Participant deposits                                             10,286               3,738                  322                664
Participant transfers                                           558,046             173,207               67,967            220,302
Participant withdrawals                                        (167,152)             (6,805)              (2,346)           (48,941)
                                                      ------------------------------------------------------------------------------
Accumulation units outstanding, end of period                   757,376             223,561               80,190            298,316
                                                      ==============================================================================

                             THE BIG EDGE CHOICE(R)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)

                                                                                        SUBACCOUNT
                                                      ------------------------------------------------------------------------------


                                                           PHOENIX-LORD       PHOENIX-LORD        PHOENIX-MFS         PHOENIX-MFS
                                                         ABBETT LARGE-CAP    ABBETT MID-CAP     INVESTORS GROWTH    INVESTORS TRUST
                                                           VALUE SERIES       VALUE SERIES        STOCK SERIES          SERIES
                                                      ------------------  ------------------  -------------------  -----------------
Accumulation units outstanding, beginning of period             390,226              98,614            7,494,492             75,782
Participant deposits                                              8,246               7,399              182,945              2,996
Participant transfers                                           805,767             308,820             (922,331)            78,332
Participant withdrawals                                        (134,251)            (28,205)            (834,542)            (5,028)
                                                      ------------------------------------------------------------------------------
Accumulation units outstanding, end of period                 1,069,988             386,628            5,920,564            152,082
                                                      ==============================================================================

                                                                                                                       PHOENIX-
                                                                               PHOENIX-            PHOENIX-         OAKHURST-GROWTH
                                                          PHOENIX-MFS      NORTHERN DOW 30      NORTHERN NASDAQ-      AND INCOME
                                                         VALUE SERIES           SERIES        100 INDEX(R) SERIES       SERIES
                                                      ------------------  ------------------  -------------------  -----------------
Accumulation units outstanding, beginning of period             829,397           1,670,744            1,178,256         24,412,273
Participant deposits                                             21,413              23,512               48,802            474,095
Participant transfers                                           309,314            (686,586)           2,371,537         (1,424,071)
Participant withdrawals                                         (92,588)            (52,001)             (72,124)        (2,514,273)
                                                      ------------------------------------------------------------------------------
Accumulation units outstanding, end of period                 1,067,536             955,669            3,526,471         20,948,024
                                                      ==============================================================================


                                                          PHOENIX-
                                                          OAKHURST            PHOENIX-         PHOENIX-SANFORD     PHOENIX-SANFORD
                                                          STRATEGIC         OAKHURST VALUE     BERNSTEIN GLOBAL     BERNSTEIN MID-
                                                       ALLOCATION SERIES    EQUITY SERIES        VALUE SERIES      CAP VALUE SERIES
                                                      ------------------  ------------------  -------------------  -----------------
Accumulation units outstanding, beginning of period          48,443,032           8,159,890              438,319          9,686,274
Participant deposits                                            692,028             149,451               14,884            112,237
Participant transfers                                        (2,072,530)          1,722,534              106,868           (490,246)
Participant withdrawals                                      (5,610,177)           (637,968)             (43,162)          (818,686)
                                                      ------------------------------------------------------------------------------
Accumulation units outstanding, end of period                41,452,353           9,393,907              516,909          8,489,579
                                                      ==============================================================================


                                                                                                                     PHOENIX-STATE
                                                       PHOENIX-SANFORD      PHOENIX-SENECA      PHOENIX-SENECA      STREET RESEARCH
                                                       BERNSTEIN SMALL-     MID-CAP GROWTH      STRATEGIC THEME       SMALL-CAP
                                                       CAP VALUE SERIES         SERIES              SERIES           GROWTH SERIES
                                                      ------------------  ------------------  -------------------  -----------------
Accumulation units outstanding, beginning of period           2,075,188           7,361,693           17,205,662             67,797
Participant deposits                                             43,343             191,930              414,427              3,578
Participant transfers                                            (4,756)           (469,061)          (1,267,845)           404,218
Participant withdrawals                                        (155,661)           (600,502)          (2,125,379)           (31,718)
                                                      ------------------------------------------------------------------------------
Accumulation units outstanding, end of period                 1,958,114           6,484,060           14,226,865            443,875
                                                      ==============================================================================

                             THE BIG EDGE CHOICE(R)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)

                                                                                        SUBACCOUNT
                                                      ------------------------------------------------------------------------------


                                                                                                                    FEDERATED FUND
                                                       AIM V.I. CAPITAL                         ALGER AMERICA          FOR U.S.
                                                         APPRECIATION      AIM V.I. PREMIER    LEVERAGED ALLCAP       GOVERNMENT
                                                            FUND             EQUITY FUND          PORTFOLIO          SECURITIES II
                                                      ------------------  ------------------  -------------------  -----------------
Accumulation units outstanding, beginning of period             433,406             706,344            1,425,803          7,332,312
Participant deposits                                              9,339              30,935               62,746            179,198
Participant transfers                                           432,948             (15,316)             898,121         (1,268,089)
Participant withdrawals                                         (77,113)            (89,092)            (159,876)        (1,511,657)
                                                      ------------------------------------------------------------------------------
Accumulation units outstanding, end of period                   798,580             632,871            2,226,794          4,731,764
                                                      ==============================================================================


                                                        FEDERATED HIGH
                                                          INCOME BOND                             VIP GROWTH
                                                           FUND II --      VIP CONTRAFUND(R)     OPPORTUNITIES        VIP GROWTH
                                                        PRIMARY SHARES        PORTFOLIO            PORTFOLIO           PORTFOLIO
                                                      ------------------  ------------------  -------------------  -----------------
Accumulation units outstanding, beginning of period           1,856,490           2,049,309              257,696          2,788,333
Participant deposits                                             26,412              51,174                1,862             97,172
Participant transfers                                           889,304             819,482              106,819          1,031,237
Participant withdrawals                                        (354,573)           (398,289)             (33,357)          (363,526)
                                                      ------------------------------------------------------------------------------
Accumulation units outstanding, end of period                 2,417,633           2,521,676              333,020          3,553,216
                                                      ==============================================================================


                                                                              TEMPLETON
                                                                             DEVELOPING           TEMPLETON            TEMPLETON
                                                        MUTUAL SHARES          MARKETS             FOREIGN           GLOBAL ASSETS
                                                       SECURITIES FUND     SECURITIES FUND      SECURITIES FUND     ALLOCATION FUND
                                                      ------------------  ------------------  -------------------  -----------------
Accumulation units outstanding, beginning of period           3,311,372           4,505,094            8,065,535          4,593,051
Participant deposits                                             43,463              34,129              107,260             26,810
Participant transfers                                           168,541            (495,776)              46,849           (176,843)
Participant withdrawals                                        (398,037)           (470,414)          (1,395,697)          (358,968)
                                                      ------------------------------------------------------------------------------
Accumulation units outstanding, end of period                 3,125,339           3,573,033            6,823,947          4,084,050
                                                      ==============================================================================


                                                                                                  SCUDDER VIT
                                                          TEMPLETON         RYDEX VARIABLE       EAFE(R) EQUITY       SCUDDER VIT
                                                           GROWTH            TRUST SECTOR            INDEX         EQUITY 500 INDEX
                                                       SECURITIES FUND      ROTATION FUND             FUND                FUND
                                                      ------------------  ------------------  -------------------  -----------------
Accumulation units outstanding, beginning of period          16,093,187                   -              768,145            645,921
Participant deposits                                            114,627                 247               19,296             17,686
Participant transfers                                            68,596             144,045               32,095            953,778
Participant withdrawals                                      (6,368,560)            (32,189)             (44,400)           (87,734)
                                                      ------------------------------------------------------------------------------
Accumulation units outstanding, end of period                 9,907,850             112,103              775,136          1,529,651
                                                      ==============================================================================

                             THE BIG EDGE CHOICE(R)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)

                                                                                        SUBACCOUNT
                                                      ------------------------------------------------------------------------------


                                                                                                    WANGER
                                                          TECHNOLOGY         WANGER FOREIGN      INTERNATIONAL
                                                           PORTFOLIO            FORTY              SMALL CAP         WANGER TWENTY
                                                      ------------------  ------------------  -------------------  -----------------
Accumulation units outstanding, beginning of period           4,101,723           1,236,779           21,490,966          1,923,364
Participant deposits                                            306,075              14,058              420,764             24,691
Participant transfers                                         1,631,558              28,029             (653,627)           317,381
Participant withdrawals                                        (280,378)           (119,755)          (2,384,766)          (180,752)
                                                      ------------------------------------------------------------------------------
Accumulation units outstanding, end of period                 5,758,978           1,159,111           18,873,337          2,084,684
                                                      ==============================================================================


                                                         WANGER U.S.
                                                           SMALLER
                                                         COMPANIES
                                                      ------------------
Accumulation units outstanding, beginning of period          37,131,914
Participant deposits                                            536,718
Participant transfers                                        (3,473,630)
Participant withdrawals                                      (4,003,239)
                                                      ------------------
Accumulation units outstanding, end of period                30,191,763
                                                      ==================

                       THE BIG EDGE CHOICE(R)
                  PHL VARIABLE ACCUMULATION ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2002

                                                                                      SUBACCOUNT
                                                      ----------------------------------------------------------------------------

                                                          PHOENIX-
                                                          ABERDEEN           PHOENIX-         PHOENIX-AIM        PHOENIX-ALLIANCE/
                                                       INTERNATIONAL       ABERDEEN NEW      MID-CAP EQUITY      BERNSTEIN GROWTH
                                                          SERIES            ASIA SERIES          SERIES           + VALUE SERIES
                                                      ----------------  -------------------  -----------------  -------------------
Units outstanding, beginning of period                     17,849,151            6,743,762             81,863               38,930
Participant deposits                                          177,866              107,925              4,012                   75
Participant transfers                                      (2,638,802)            (851,071)           272,734               59,967
Participant withdrawals                                    (1,683,805)            (370,401)           (15,852)                (899)
                                                      -----------------------------------------------------------------------------
Units outstanding, end of period                           13,704,410            5,630,215            342,757               98,073
                                                      =============================================================================


                                                                                              PHOENIX-DUFF &           PHOENIX-
                                                           PHOENIX-          PHOENIX-          PHELPS REAL            ENGEMANN
                                                       DEUTSCHE DOW 30    DEUTSCHE NASDAQ    ESTATE SECURITIES      CAPITAL GROWTH
                                                           SERIES       100 INDEX(R) SERIES        SERIES               SERIES
                                                      ----------------  -------------------  -----------------  -------------------
Units outstanding, beginning of period                      1,704,048              800,784          6,756,984          124,275,082
Participant deposits                                           20,789               41,964             80,192            3,195,909
Participant transfers                                          47,583              381,031          1,506,776          (15,726,863)
Participant withdrawals                                      (101,676)             (45,523)          (938,873)         (13,900,217)
                                                      -----------------------------------------------------------------------------
Units outstanding, end of period                            1,670,744            1,178,256          7,405,079           97,843,911
                                                      =============================================================================


                                                          PHOENIX-                               PHOENIX-
                                                       ENGEMANN SMALL        PHOENIX-         GOODWIN MULTI-     PHOENIX-HOLLISTER
                                                          & MID-CAP        GOODWIN MONEY       SECTOR FIXED        VALUE EQUITY
                                                        GROWTH SERIES      MARKET SERIES      INCOME SERIES           SERIES
                                                      ----------------  -------------------  -----------------  -------------------
Units outstanding, beginning of period                      1,379,859           25,764,982         34,099,382            8,795,266
Participant deposits                                           45,119              704,725            346,547              198,457
Participant transfers                                         183,974            2,304,921         (1,219,549)             256,031
Participant withdrawals                                      (251,922)          (8,724,753)        (4,518,050)          (1,089,864)
                                                      -----------------------------------------------------------------------------
Units outstanding, end of period                            1,357,030           20,049,875         28,708,330            8,159,890
                                                      =============================================================================


                                                        PHOENIX-J.P.
                                                      MORGAN RESEARCH     PHOENIX-JANUS                             PHOENIX-KAYNE
                                                       ENHANCED INDEX     FLEXIBLE INCOME     PHOENIX-JANUS        LARGE-CAP CORE
                                                           SERIES             SERIES          GROWTH SERIES            SERIES
                                                      ----------------  -------------------  -----------------  -------------------
Units outstanding, beginning of period                     19,915,633            2,043,699          7,135,308                    -
Participant deposits                                          207,800               31,037            226,896                  806
Participant transfers                                      (2,779,148)             977,461            809,856              169,969
Participant withdrawals                                    (1,700,018)            (265,920)          (677,568)                (723)
                                                      -----------------------------------------------------------------------------
Units outstanding, end of period                           15,644,267           2 ,786,277          7,494,492              170,052
                                                      =============================================================================

                       THE BIG EDGE CHOICE(R)
                  PHL VARIABLE ACCUMULATION ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)

                                                                                      SUBACCOUNT
                                                      -----------------------------------------------------------------------------

                                                       PHOENIX-KAYNE      PHOENIX-LAZARD
                                                         SMALL-CAP          INTERNATIONAL     PHOENIX-LAZARD       PHOENIX-LAZARD
                                                       QUALITY VALUE       EQUITY SELECT     SMALL-CAP VALUE       U.S. MULTI-CAP
                                                          SERIES               SERIES             SERIES              SERIES
                                                      ----------------  -------------------  -----------------  -------------------
Units outstanding, beginning of period                              -                    -                  -                    -
Participant deposits                                                7                   41                616                  693
Participant transfers                                          29,769              360,993             52,924               13,557
Participant withdrawals                                            13               (4,838)              (119)                  (3)
                                                      -----------------------------------------------------------------------------
Units outstanding, end of period                               29,789              356,196             53,421               14,247
                                                      =============================================================================


                                                        PHOENIX-LORD       PHOENIX-LORD        PHOENIX-LORD         PHOENIX-MFS
                                                        ABBETT BOND-     ABBETT LARGE-CAP     ABBETT MID-CAP     INVESTORS GROWTH
                                                      DEBENTURE SERIES     VALUE SERIES        VALUE SERIES        STOCK SERIES
                                                      ----------------  -------------------  -----------------  -------------------
Units outstanding, beginning of period                              -                    -                  -               90,336
Participant deposits                                                -                  637                447                5,057
Participant transfers                                         128,057              393,408             98,244              179,204
Participant withdrawals                                        (1,766)              (3,819)               (77)             (10,723)
                                                      -----------------------------------------------------------------------------
Units outstanding, end of period                              126,291              390,226             98,614              263,874
                                                      =============================================================================


                                                                                                 PHOENIX-            PHOENIX-
                                                        PHOENIX-MFS                          OAKHURST GROWTH         OAKHURST
                                                       INVESTORS TRUST      PHOENIX-MFS         AND INCOME           STRATEGIC
                                                           SERIES           VALUE SERIES          SERIES         ALLOCATION SERIES
                                                      ----------------  -------------------  -----------------  -------------------
Units outstanding, beginning of period                         62,718              123,103         32,347,426           35,399,171
Participant deposits                                              394                6,079            448,614            1,341,802
Participant transfers                                          17,280              762,701         (5,327,263)          18,620,366
Participant withdrawals                                        (4,610)             (62,486)        (3,056,504)          (6,918,307)
                                                      -----------------------------------------------------------------------------
Units outstanding, end of period                               75,782              829,397         24,412,273           48,443,032
                                                      =============================================================================


                                                      PHOENIX-SANFORD    PHOENIX-SANFORD     PHOENIX-SANFORD      PHOENIX-SENECA
                                                      BERNSTEIN GLOBAL    BERNSTEIN MID-     BERNSTEIN SMALL-     MID-CAP GROWTH
                                                        VALUE SERIES     CAP VALUE SERIES    CAP VALUE SERIES         SERIES
                                                      ----------------  -------------------  -----------------  -------------------
Units outstanding, beginning of period                        248,737            7,464,881          1,017,110            7,990,409
Participant deposits                                           10,053              149,878             57,491              208,645
Participant transfers                                         329,767            2,798,048          1,132,910              (96,608)
Participant withdrawals                                      (150,238)            (726,533)          (132,323)            (740,753)
                                                      -----------------------------------------------------------------------------
Units outstanding, end of period                              438,319            9,686,274          2,075,188            7,361,693
                                                      =============================================================================

                            THE BIG EDGE CHOICE(R)
                      PHL VARIABLE ACCUMULATION ACCOUNT
                        NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)

                                                                                      SUBACCOUNT
                                                      -----------------------------------------------------------------------------
                                                                           PHOENIX-STATE
                                                       PHOENIX-SENECA     STREET RESEARCH       PHOENIX-VAN       AIM V.I. CAPITAL
                                                      STRATEGIC THEME        SMALL-CAP         KAMPEN FOCUS        APPRECIATION
                                                           SERIES        GROWTH SERIES(3)      EQUITY SERIES           FUND
                                                      ----------------  -------------------  -----------------  -------------------
Units outstanding, beginning of period                     23,867,338                    -            298,996              162,349
Participant deposits                                          434,251                    -              2,610                5,255
Participant transfers                                      (4,860,554)              68,605            (27,807)             289,254
Participant withdrawals                                    (2,235,373)                (808)            (7,720)             (23,452)
                                                      -----------------------------------------------------------------------------
Units outstanding, end of period                           17,205,662               67,797            266,079              433,406
                                                      =============================================================================


                                                                                              FEDERATED FUND
                                                                          ALGER AMERICAN         FOR U.S.          FEDERATED HIGH
                                                      AIM V.I. PREMIER   LEVERAGED ALLCAP       GOVERNMENT          INCOME BOND
                                                         EQUITY FUND        PORTFOLIO         SECURITIES II           FUND II
                                                      ----------------   -----------------   ----------------    ------------------
Units outstanding, beginning of period                        418,545           1,015,298          3,251,769             1,707,688
Participant deposits                                           13,715              56,792            174,836                14,545
Participant transfers                                         344,640             531,473          4,827,974               390,782
Participant withdrawals                                       (70,556)           (177,760)          (922,267)             (256,525)
                                                      -----------------------------------------------------------------------------
Units outstanding, end of period                              706,344           1,425,803          7,332,312             1,856,490
                                                      =============================================================================


                                                                            VIP GROWTH
                                                      VIP CONTRAFUND(R)   OPPORTUNITIES        VIP GROWTH          MUTUAL SHARES
                                                         PORTFOLIO           PORTFOLIO          PORTFOLIO         SECURITIES FUND
                                                      ----------------   -----------------   ----------------    ------------------
Units outstanding, beginning of period                      1,163,893          156,731             1,344,951            4,017,976
Participant deposits                                           32,054            3,272                43,056               42,962
Participant transfers                                         937,066          107,454             1,501,584             (227,686)
Participant withdrawals                                       (83,704)          (9,761)             (101,258)            (521,880)
                                                      -----------------------------------------------------------------------------
Units outstanding, end of period                            2,049,309          257,696             2,788,333            3,311,372
                                                      =============================================================================


                                                         TEMPLETON
                                                         DEVELOPING           TEMPLETON         TEMPLETON            TEMPLETON
                                                          MARKETS             FOREIGN         GLOBAL ASSET            GROWTH
                                                      SECURITIES FUND     SECURITIES FUND    ALLOCATION FUND      SECURITIES FUND
                                                      ----------------   -----------------   ----------------    ------------------
Units outstanding, beginning of period                      5,765,772          10,362,878          5,966,031            16,863,459
Participant deposits                                           65,257             183,961             45,640               145,054
Participant transfers                                        (690,909)         (1,547,018)          (699,829)              286,735
Participant withdrawals                                      (635,026)           (934,286)          (718,791)           (1,202,061)
                                                      -----------------------------------------------------------------------------
Units outstanding, end of period                            4,505,094           8,065,535          4,593,051            16,093,187
                                                      =============================================================================

                            THE BIG EDGE CHOICE(R)
                      PHL VARIABLE ACCUMULATION ACCOUNT
                        NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)

                                                                                      SUBACCOUNT
                                                      -----------------------------------------------------------------------------
                                                        SCUDDER VIT
                                                       EAFE(R) EQUITY      SCUDDER VIT
                                                            INDEX        EQUITY 500 INDEX       TECHNOLOGY         WANGER FOREIGN
                                                            FUND              FUND               PORTFOLIO             FORTY
                                                      ----------------   -----------------   ----------------    ------------------
Units outstanding, beginning of period                        470,316              74,221          4,698,621             1,532,716
Participant deposits                                           15,378               6,381            260,027                20,379
Participant transfers                                         370,821             567,590           (166,710)             (209,933)
Participant withdrawals                                       (88,370)             (2,271)          (690,215)             (106,383)
                                                      -----------------------------------------------------------------------------
Units outstanding, end of period                              768,145             645,921          4,101,723             1,236,779
                                                      =============================================================================


                                                           WANGER                              WANGER U.S.
                                                       INTERNATIONAL                             SMALLER
                                                         SMALL CAP         WANGER TWENTY        COMPANIES
                                                      ----------------   -----------------   ----------------
Units outstanding, beginning of period                     26,076,514           1,988,945         50,554,536
Participant deposits                                          431,031              31,162            713,043
Participant transfers                                      (2,654,543)             (1,722)        (6,020,946)
Participant withdrawals                                    (2,362,036)            (95,021)        (8,114,719)
                                                      -------------------------------------------------------
Units outstanding, end of period                           21,490,966           1,923,364         37,131,914
                                                      =======================================================

                             THE BIG EDGE CHOICE(R)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 6--FEES AND RELATED PARTY TRANSACTIONS

   PHL Variable and its affiliate, Phoenix Equity Planning Corporation ("PEPCO"), a registered broker/dealer in securities, provide all services to the Account.

   PHL Variable assumes the risk that annuitants as a class may live longer than expected (necessitating a greater number of annuity payments) and that its expenses may be higher than its deductions for such expenses. In return for the assumption of these mortality and expense risks, PHL Variable charges the subaccounts the daily equivalent of .40%, .85% and .125% on an annual basis for mortality, expense risks and daily administrative fees, respectively.

   As compensation for administrative services provided to the Account, PHL Variable generally receives $35 per year from each contract, which is deducted on a pro-rata basis from the subaccounts or Guaranteed Interest Account in which contract/policy owners have an interest. Such fees aggregated $425,666, $473,650 and $486,725 for the years ended December 31, 2003, 2002 and 2001, respectively.

   PEPCO is the principal underwriter and distributor for the Account.

   On surrender of a contract, contingent deferred sales charges, which vary from 0-7% depending upon the duration of each contract deposit, are deducted from the proceeds and are paid to PHL Variable as reimbursement for services provided. Contingent deferred sales charges deducted and paid to PHL Variable aggregated $839,919, $1,259,077 and $1,444,214 for the years ended December 31, 2003, 2002 and 2001, respectively.

NOTE 7--DISTRIBUTION OF NET INCOME

   The Account does not declare distributions to participants from accumulated net income. The accumulated net income is distributed to participants as part of withdrawals of amounts in the form of surrenders, death benefits, transfers or annuity payments in excess of net purchase payments.

NOTE 8--DIVERSIFICATION REQUIREMENTS

   Under the provisions of Section 817(h) of the Internal Revenue Code of 1986 (the "Code"), as amended, a variable contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a variable contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. Each subaccount is required to satisfy the requirements of Section 817(h). The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

   The Secretary of the Treasury has issued regulations under Section 817(h) of the Code. PHL Variable intends that each of the subaccounts shall comply with the diversification requirements and, in the event of any failure to comply, will take immediate corrective action to assure compliance.

NOTE 9--MERGERS

   On February 7, 2003, Aberdeen International acquired all of the net assets of Aberdeen New Asia pursuant to an Agreement and Plan of Reorganization approved by Aberdeen New Asia shareholders on January 7, 2003. The acquisition was accomplished by a tax-free exchange of 1,885,115 shares of Aberdeen International valued at $14,391,123 for 1,913,078 shares of Aberdeen New Asia outstanding on February 7, 2003. Aberdeen New Asia's net assets on that date of $14,391,123, including $618,515 of net unrealized depreciation were combined with those of Aberdeen International. The aggregate net assets of Aberdeen International immediately after the merger were $116,991,498.

   On February 14, 2003, Janus Growth acquired all of the net assets of MFS Investors Growth Stock ("Growth Stock") and Van Kampen Focus Equity ("Focus Equity") pursuant to an Agreement and Plan of reorganization approved by Growth Stock and Focus Equity shareholders on February 14, 2003. The acquisition was accomplished by a tax-free exchange of 2,496,714 shares of Janus Growth outstanding on February 14, 2003 for 782,923 shares of Growth Stock valued at $5,807,615 and 1,169,922 shares of Focus Equity valued at $6,179,826. Growth Stock's net assets of $5,807,615, including $135,964 of net unrealized depreciation and Focus Equity's net assets of $6,179,826, including $380,781 of net unrealized depreciation were combined with those of Janus Growth. The aggregate net assets of Janus Growth immediately after the merger were $63,057,943. Immediately following the merger, Janus Growth was renamed MFS Investors Growth Stock. Immediately prior to the Special Meeting of Shareholders, Phoenix Variable Advisors, Inc. ("PVA"), as authorized pursuant to an exemptive order from the Securities and Exchange Commission, replaced Janus Capital Management LLC with MFS Investment Management ("MFS") as subadvisor to the series. PVA and MFS have also agreed that they would serve as advisor and subadvisor, respectively, to the series for the same management fees as currently charged to the former Phoenix-MFS Investors Growth Stock Series. Accordingly, the annual expenses and expense cap reimbursements for the series are the same as those of the former Phoenix-MFS Investors Growth Stock Series. MFS is going to manage the series in a manner comparable with the former Phoenix-MFS Investors Growth Stock Series. As part of the reorganizations, the series has been renamed Phoenix-MFS Investors Growth Stock Series.

   On March 22, 2002, Janus Growth ("Growth") acquired all of the net assets of Janus Core Equity ("Core Equity") pursuant to an Agreement and Plan of Reorganization approved by Core Equity shareholders on March 18, 2002. The acquisition was accomplished by a tax-free exchange of 3,141,426 shares of Growth valued at $22,032,065 for 2,467,046 shares of Core Equity outstanding on March 22, 2002. Core Equity's net assets on that date of $22,032,065, including $1,473,521 of net unrealized appreciation were combined with those of Growth. The aggregate net assets of Growth immediately after the merger were $90,807,708.

   On April 5, 2002, Engemann Capital Growth ("Capital Growth") acquired all of the net assets of Engemann Nifty Fifty ("Nifty Fifty") pursuant to an Agreement and Plan of Reorganization approved by Nifty Fifty shareholders on March 18, 2002. The acquisition was accomplished by a tax-free exchange of 2,949,789 shares of Capital Growth valued at $39,773,479 for 4,885,261 shares of Nifty Fifty outstanding on April 5, 2002. Nifty Fifty's net assets on that date of $39,773,479, including $7,975,458 of net unrealized depreciation were combined with those of Capital Growth. The aggregate net assets of Capital Growth immediately after the merger were $862,917,192.

   On April 5, 2002, Oakhurst Strategic Allocation ("Strategic Allocation") acquired all of the net assets of Oakhurst Balanced ("Balanced") pursuant to an Agreement and Plan of Reorganization approved by Balanced shareholders on March 18, 2002. The acquisition was accomplished by a tax-free exchange of 17,438,879 shares of Strategic Allocation valued at $236,890,944 for 19,697,824 shares of Balanced outstanding on April 5, 2002. Balanced's net assets on that date of $236,890,944, including $25,034,492 of net unrealized appreciation were combined with those of Strategic Allocation. The aggregate net assets of Strategic Allocation immediately after the merger were $582,665,031.

                             THE BIG EDGE CHOICE(R)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 10--MANAGER OF MANAGERS EXEMPTIVE ORDER

    The Phoenix Edge Series Fund ("PESF") and the investment advisor, Phoenix Variable Advisors, Inc. ("PVA"), have received an exemptive order from the Securities and Exchange Commission granting exemptions from certain provisions of the Investment Company Act of 1940, as amended, pursuant to which PVA is, subject to supervision and approval of PESF's Board of Trustees, permitted to enter into and materially amend subadvisory agreements without such agreements being approved by the shareholders of the applicable series of PESF. PESF and PVA therefore have the right to hire, terminate, or replace subadvisors without shareholder approval, including, without limitation, the replacement or reinstatement of any subadvisor with respect to which a subadvisory agreement has automatically terminated as a result of an assignment. PVA will continue to have the ultimate responsibility to oversee the subadvisors and recommend their hiring, termination and replacement.

NOTE 11--MIXED AND SHARED FUNDING

   Shares of PESF are not directly offered to the public. Shares of PESF are currently offered through separate accounts to fund variable accumulation annuity contracts and variable universal life insurance policies issued by Phoenix Life Insurance Company ("Phoenix"), PHL Variable Insurance Company ("PHL Variable"), and Phoenix Life and Annuity Company ("PLAC"). Shares of PESF may be offered to separate accounts of other insurance companies in the future.

   The interests of variable annuity contract owners and variable life policy owners could diverge based on differences in federal and state regulatory requirements, tax laws, investment management or other unanticipated developments. PESF's Trustees currently do not foresee any such differences or disadvantages at this time. However, PESF's Trustees intend to monitor for any material conflicts and will determine what action, if any, should be taken in response to such conflicts. If such a conflict should occur, one or more separate accounts may be required to withdraw its investment in PESF or shares of another fund may be substituted.

NOTE 12--PROPOSED REORGANIZATION

   On November 11, 2003, The Board of Trustees of PESF approved a Plan of Reorganization to merge Janus Flexible Income into Goodwin Multi-Sector Fixed Income.

   If the shareholders approve the Plan of Reorganization Janus Flexible Income will transfer all or substantially all of its assets and its liabilities to Goodwin Multi-Sector Fixed Income. In exchange, shareholders of Janus Flexible Income will receive a proportional number of shares in Goodwin Multi-Sector Fixed Income. The shareholders of Janus Flexible Income must approve the Plan of Reorganization before any transaction can take place. The next meeting of the shareholders of Janus Flexible Income will be held on April 14, 2004, at which time, this matter will be submitted for a shareholder vote.

NOTE 13--OTHER

   Effective July 31, 2003, the name of the subadvisor of Northern Dow 30 and Northern Nasdaq-100 Index(R) changed to Northern Trust Investments N.A. from Northern Trust Investments, Inc.

   On October 23, 2003 the Executive Committee of the Board of Trustees of PESF approved replacement of the "Hollister" division of PIC with the "Oakhurst" division of PIC with respect to investment management of Oakhurst Value Equity. The Executive Committee also approved a name change for the Phoenix-Hollister Value Equity Series to the Phoenix-Oakhurst Value Equity Series. The Board of Trustees ratified the Executive Committee's decision at the Board of Trustees meeting on November 11, 2003. This series' investment objectives, principal investment strategies and principal risks will remain the same. The fees and expenses associated with the series will not be affected as a result of this change.

   The Board of Trustees of PESF has approved a name change for the Phoenix-Kayne Large-Cap Core Series to the Phoenix-Kayne Rising Dividends Series. This series' investment objectives, principal investment strategies and principal risks will remain the same. The fees and expenses associated with the series will not be affected as a result of this change. This change was completed on November 3, 2003.

                         REPORT OF INDEPENDENT AUDITORS


PRICEWATERHOUSECOOPERS [logo]



To the Board of Directors of PHL Variable Insurance Company and Participants of PHL Variable Accumulation Account (The Big Edge Choice(R)):

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Subaccounts constituting the PHL Variable Accumulation Account (The Big Edge Choice(R)) at December 31, 2003, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of PHL Variable Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2003 by correspondence with the mutual funds, provide a reasonable basis for our opinion.


/s/ PricewaterhouseCoopers LLP


Hartford, Connecticut
March 19, 2004

PHL VARIABLE ACCUMULATION ACCOUNT
PHL Variable Insurance Company
One American Row
Hartford, Connecticut 06115

PHOENIX EQUITY PLANNING CORPORATION
56 Prospect Street
Hartford, Connecticut 06115-0480
Underwriter

CUSTODIANS
JPMorgan Chase Bank
270 Park Avenue
New York, New York 10017-2070

Brown Brothers Harriman & Co.
40 Water Street
Boston, Massachusetts 02109

State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02110

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
100 Pearl Street
Hartford, Connecticut 06103

         PHL VARIABLE
         INSURANCE COMPANY
         (A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
         FINANCIAL STATEMENTS
         DECEMBER 31, 2003 AND 2002

                                TABLE OF CONTENTS

                                                                                                                    PAGE
                                                                                                                 ----------

Report of Independent Auditors.............................................................................         F-3

Balance Sheet as of December 31, 2003 and 2002.............................................................         F-4

Statement of Income, Comprehensive Income and Changes in Stockholder's Equity
  for the years ended 2003, 2002 and 2001..................................................................         F-5

Statement of Cash Flows for the years ended 2003, 2002 and 2001............................................         F-6

Notes to Financial Statements..............................................................................       F-7-F-20

PRICEWATERHOUSECOOPERS [LOGO]


                                                      PRICEWATERHOUSECOOPERS LLP
                                                      100 Pearl Street
                                                      Hartford CT 06103-4508
                                                      Telephone (860) 241 7000
                                                      Facsimile (860) 241 7590





                         REPORT OF INDEPENDENT AUDITORS



To the Board of Directors and Stockholder of PHL Variable Insurance Company:

In our opinion, the accompanying balance sheet and the related statements of income, comprehensive income and changes in stockholder's equity and cash flows present fairly, in all material respects, the financial position of PHL Variable Insurance Company at December 31, 2003 and 2002, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2003 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



/s/ PricewaterhouseCoopers LLP


March 9, 2004

                         PHL VARIABLE INSURANCE COMPANY
                                  BALANCE SHEET
                 ($ amounts in thousands, except per share data)
                           DECEMBER 31, 2003 AND 2002

                                                                                                 2003             2002
                                                                                            ---------------  ---------------

ASSETS:
Available-for-sale debt securities, at fair value.........................................   $  3,087,957     $  2,388,189
Equity securities, at fair value..........................................................          8,687           33,121
Policy loans, at unpaid principal balances................................................          1,753            1,335
Other investments.........................................................................         20,314           10,166
                                                                                            ---------------  ---------------
Total investments.........................................................................      3,118,711        2,432,811
Cash and cash equivalents.................................................................         80,972          473,246
Accrued investment income.................................................................         26,817           18,768
Deferred policy acquisition costs.........................................................        372,609          255,677
Other general account assets..............................................................         23,611           45,105
Separate account assets...................................................................      2,010,134        1,157,913
                                                                                            ---------------  ---------------
TOTAL ASSETS..............................................................................   $  5,632,854     $  4,383,520
                                                                                            ===============  ===============

LIABILITIES:
Policyholder deposit funds................................................................   $  2,760,567     $  2,557,428
Policy liabilities and accruals...........................................................        235,484          124,925
Deferred income taxes.....................................................................         55,926           38,993
Other general account liabilities.........................................................         42,959           33,352
Separate account liabilities..............................................................      2,010,134        1,157,913
                                                                                            ---------------  ---------------
TOTAL LIABILITIES.........................................................................      5,105,070        3,912,611
                                                                                            ---------------  ---------------

STOCKHOLDER'S EQUITY:
Common stock, $5,000 par value: 1,000 shares authorized; 500 shares issued................          2,500            2,500
Additional paid-in capital................................................................        484,234          444,234
Retained earnings.........................................................................         16,196            1,547
Accumulated other comprehensive income....................................................         24,854           22,628
                                                                                            ---------------  ---------------
TOTAL STOCKHOLDER'S EQUITY................................................................        527,784          470,909
                                                                                            ---------------  ---------------
TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY................................................   $  5,632,854     $  4,383,520
                                                                                            ===============  ===============

The accompanying notes are an integral part of these financial statements.

                         PHL VARIABLE INSURANCE COMPANY
  STATEMENT OF INCOME, COMPREHENSIVE INCOME AND CHANGES IN STOCKHOLDER'S EQUITY
                            ($ amounts in thousands)
                  YEARS ENDED DECEMBER 31, 2003, 2002 AND 2001

                                                                                2003            2002              2001
                                                                          ---------------  ---------------   ---------------

REVENUES:
Premiums................................................................   $      5,829     $      4,372      $      5,129
Insurance and investment product fees...................................         65,529           46,915            32,379
Investment income, net of expenses......................................        133,531           92,472            30,976
Net realized investment gains (losses)..................................            768          (16,167)           (1,196)
                                                                          ---------------  ---------------   ---------------
TOTAL REVENUES..........................................................        205,657          127,592            67,288
                                                                          ---------------  ---------------   ---------------

BENEFITS AND EXPENSES:
Policy benefits.........................................................        127,311           98,915            39,717
Policy acquisition cost amortization....................................         20,040           23,182             8,477
Other operating expenses................................................         35,288           27,386            15,305
                                                                          ---------------  ---------------   ---------------
TOTAL BENEFITS AND EXPENSES.............................................        182,639          149,483            63,499
                                                                          ---------------  ---------------   ---------------
Income (loss) before income taxes.......................................         23,018          (21,891)            3,789
Applicable income taxes (benefit).......................................          8,369           (8,635)              539
                                                                          ---------------  ---------------   ---------------
NET INCOME (LOSS).......................................................   $     14,649     $    (13,256)     $      3,250
                                                                          ===============  ===============   ===============

COMPREHENSIVE INCOME:
NET INCOME (LOSS).......................................................   $     14,649     $    (13,256)     $      3,250
                                                                          ---------------  ---------------   ---------------
Net unrealized investment gains.........................................          2,561           18,522             2,022
Net unrealized derivative instruments gains (losses)....................           (335)           2,147              (334)
                                                                          ---------------  ---------------   ---------------
OTHER COMPREHENSIVE INCOME..............................................          2,226           20,669             1,688
                                                                          ---------------  ---------------   ---------------
COMPREHENSIVE INCOME....................................................   $     16,875     $      7,413      $      4,938
                                                                          ===============  ===============   ===============

ADDITIONAL PAID-IN CAPITAL:
Capital contributions from parent.......................................   $     40,000     $    259,370     $    105,000

RETAINED EARNINGS:
Net income (loss).......................................................         14,649          (13,256)           3,250

ACCUMULATED OTHER COMPREHENSIVE INCOME:
Other comprehensive income..............................................          2,226           20,669            1,688
                                                                          ---------------  ---------------  ---------------
CHANGE IN STOCKHOLDER'S EQUITY..........................................         56,875          266,783          109,938
Stockholder's equity, beginning of year.................................        470,909          204,126           94,188
                                                                          ---------------  ---------------  ---------------
STOCKHOLDER'S EQUITY, END OF YEAR.......................................   $    527,784     $    470,909     $    204,126
                                                                          ===============  ===============  ===============

The accompanying notes are an integral part of these financial statements.

                         PHL VARIABLE INSURANCE COMPANY
                             STATEMENT OF CASH FLOWS
                            ($ amounts in thousands)
                  YEARS ENDED DECEMBER 31, 2003, 2002 AND 2001

                                                                                2003             2002              2001
                                                                           ---------------  ---------------   ---------------

OPERATING ACTIVITIES:
Net income (loss).......................................................    $     14,649     $    (13,256)     $      3,250
Net realized investment (gains) losses..................................            (768)          16,167             1,196
Amortization and depreciation...........................................              --               --               102
Deferred income taxes...................................................          15,734              438            22,733
Increase in receivables.................................................          (4,650)         (12,981)           (4,406)
Increase in deferred policy acquisition costs...........................        (100,542)        (128,164)          (81,588)
Increase in policy liabilities and accruals.............................         126,059           66,632            23,069
Other assets and other liabilities net change...........................          43,878          (28,007)          (23,609)
                                                                           ---------------  ---------------   ---------------
CASH (FOR) FROM OPERATING ACTIVITIES....................................          94,360          (99,171)          (59,253)
                                                                           ---------------  ---------------   ---------------

INVESTING ACTIVITIES:
Investment purchases....................................................      (2,068,268)      (1,753,350)        (766,494)
Investment sales, repayments and maturities.............................       1,338,495          414,195          140,835
                                                                           ---------------  ---------------  ----------------
CASH (FOR) FROM INVESTING ACTIVITIES....................................        (729,773)      (1,339,155)        (625,659)
                                                                           ---------------  ---------------  ----------------

FINANCING ACTIVITIES:
Policyholder deposit fund receipts, net.................................         203,139        1,480,758           670,577
Capital contributions from parent.......................................          40,000          259,370           105,000
                                                                           ---------------  ---------------   ---------------
CASH FROM FINANCING ACTIVITIES..........................................         243,139        1,740,128           775,577
                                                                           ---------------  ---------------   ---------------
CHANGE IN CASH AND CASH EQUIVALENTS.....................................        (392,274)         301,802            90,665
Cash and cash equivalents, beginning of year............................         473,246          171,444            80,779
                                                                           ---------------  ---------------   ---------------
CASH AND CASH EQUIVALENTS, END OF YEAR..................................    $     80,972     $    473,246      $    171,444
                                                                           ===============  ===============   ===============

The accompanying notes are an integral part of these financial statements.

                         PHL VARIABLE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                  YEARS ENDED DECEMBER 31, 2003, 2002 AND 2001


1.       ORGANIZATION AND OPERATIONS

PHL Variable Insurance Company is a life insurance company offering variable and fixed annuity and non-participating life insurance products. It is a wholly-owned subsidiary of PM Holdings, Inc. PM Holdings is a wholly-owned subsidiary of Phoenix Life Insurance Company (Phoenix Life), which is a wholly-owned subsidiary of The Phoenix Companies, Inc., a New York Stock Exchange listed company. Phoenix Home Life Mutual Insurance Company demutualized on June 25, 2001 by converting from a mutual life insurance company to a stock life insurance company, became a wholly-owned subsidiary of The Phoenix Companies and changed its name to Phoenix Life Insurance Company.

We have prepared these financial statements in accordance with generally accepted accounting principles (GAAP). In preparing these financial statements in conformity with GAAP, we are required to make estimates and assumptions that affect the reported amounts of assets and liabilities at reporting dates and the reported amounts of revenues and expenses during the reporting periods. Actual results will differ from these estimates and assumptions. We employ significant estimates and assumptions in the determination of deferred policy acquisition costs; policyholder liabilities and accruals; the valuation of goodwill, the valuation of investments in debt and equity securities, and accruals for contingent liabilities. Significant accounting policies are presented throughout the notes in italicized type.

Effective January 1, 2004, we are required to adopt the AICPA's Statement of Position 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts, or SOP 03-1. SOP 03-1 provides guidance related to the accounting, reporting and disclosure of certain insurance contracts and separate accounts, including guidance for computing reserves for products with guaranteed benefits, such as guaranteed minimum death benefits, and for products with annuitization benefits such as guaranteed minimum income benefits. In addition, SOP 03-1 addresses the presentation and reporting of separate accounts, as well as rules concerning the capitalization and amortization of sales inducements. This new accounting standard largely codifies our current accounting and reserving practices related to our applicable non-traditional long-duration contracts and separate accounts and thus, our adoption is not expected to have a material effect on our financial statements.


2.       OPERATING ACTIVITIES

PREMIUM AND FEE REVENUE AND RELATED EXPENSES

We recognize term insurance premiums as premium revenue pro rata over the related contract periods. We match benefits, losses and related expenses with premiums over the related contract periods. Revenues for universal life products consist of net investment income and mortality, administration and surrender charges assessed against the fund values during the period. Related benefit expenses include universal life benefit claims in excess of fund values and net investment income credited to universal life fund values.

REINSURANCE

We use reinsurance agreements to provide for greater diversification of business, which allows us to control exposure to potential losses arising from large risks and provide additional capacity for growth.

We recognize assets and liabilities related to reinsurance ceded contracts on a gross basis. The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

We remain liable to the extent that reinsuring companies may not be able to meet their obligations under reinsurance agreements in effect. Failure of the reinsurers to honor their obligations could result in losses to us; consequently, estimates are established for amounts deemed or estimated to be uncollectible. To minimize our exposure to significant losses from reinsurance insolvencies, we evaluate the financial condition of our reinsurers and monitor concentration of credit risk arising from similar geographic regions, activities, or economic characteristics of the reinsurers.

Our reinsurance program varies based on the type of risk, for example:

    o On direct policies, the maximum of individual life insurance retained by us on any one life is $10 million for single life and joint first-to-die policies and $12 million for joint last-to-die policies, with excess amounts ceded to reinsurers.

    o We reinsure 50% to 90% of the mortality risk for certain issues of term and universal life policies.

Additional information on direct business written and reinsurance assumed and ceded for continuing operations for 2003, 2002 and 2001 follows ($ amounts in thousands):

                                                                           2003               2002               2001
                                                                     -----------------  -----------------   ----------------

Direct premiums....................................................   $       30,404     $       21,283      $       20,930
Premiums assumed from reinsureds...................................               --                 --                  --
Premiums ceded to reinsurers.......................................          (24,575)           (16,911)            (15,801)
                                                                     -----------------  -----------------   ----------------
PREMIUMS...........................................................   $        5,829     $        4,372      $        5,129
                                                                     =================  =================   ================

Direct life insurance in-force.....................................   $   20,518,533     $   11,999,540      $   10,205,877
Life insurance in-force assumed from reinsureds....................          168,788            215,329                  --
Life insurance in-force ceded to reinsurers........................      (15,544,504)        (9,842,076)         (9,015,734)
                                                                     -----------------  -----------------   ----------------
LIFE INSURANCE IN-FORCE............................................   $    5,142,817     $    2,372,793      $    1,190,143
                                                                     =================  =================   ================
Percentage of amount assumed to net insurance in-force.............        3.28%              9.07%                 --
                                                                     =================  =================   ================

Policy benefit costs are net of benefits ceded of $11.3 million, $8.0 million and $5.0 million for 2003, 2002 and 2001, respectively.

VALLEY FORGE LIFE INSURANCE

On July 23, 2002, we acquired the variable life and variable annuity business of Valley Forge Life Insurance Company (a subsidiary of CNA Financial Corporation), effective July 1, 2002. The business acquired had a total account value of $557.0 million at June 30, 2002. This transaction was effected through a combination of coinsurance and modified coinsurance.

DEFERRED POLICY ACQUISITION COSTS

The costs of acquiring new business, principally commissions, underwriting, distribution and policy issue expenses, all of which vary with and are primarily related to production of new business, are deferred. In connection with the 2002 acquisition of the variable life and annuity business of Valley Forge Life Insurance Company, we recognized an asset for the present value of future profits (PVFP) representing the present value of estimated net cash flows embedded in the existing contracts acquired. This asset is included in deferred acquisition costs (DAC).

We amortize DAC and PVFP based on the related policy's classification. For term life insurance policies, DAC is amortized in proportion to projected net premiums. For universal life, variable universal life and accumulation annuities, DAC and PVFP are amortized in proportion to estimated gross profits. Policies may be surrendered for value or exchanged for a different one of our products (internal replacement); the DAC balance associated with the replaced or surrendered policies is amortized to reflect these surrenders.

The amortization process requires the use of various assumptions, estimates and judgments about the future. The primary assumptions are expenses, investment performance, mortality and contract cancellations (i.e., lapses, withdrawals and surrenders). These assumptions are reviewed on a regular basis and are generally based on our past experience, industry studies, regulatory requirements and judgments about the future. Changes in estimated gross profits based on actual experiences are reflected as an adjustment to total amortization to date resulting in a charge or credit to earnings. Finally, analyses are performed periodically to assess whether there are sufficient gross margins or gross profits to amortize the remaining DAC balances.

In the third quarter of 2002, we revised the long-term market return assumption for the variable annuity block of business from 8% to 7%. In addition, at the quarter-end we recorded an impairment charge related to the recoverability of our deferred acquisition cost asset related to the variable annuity business. The revision in long-term market return assumption and the impairment charge resulted in a $9.9 million pre-tax ($6.4 million after income taxes) increase in policy acquisition cost amortization expense in the third quarter of 2002.

The activity in deferred policy acquisition costs for 2003, 2002 and 2001 follows ($ amounts in thousands):

                                                                                2003             2002             2001
                                                                           ---------------  ---------------  ---------------

Direct acquisition costs deferred, excluding acquisitions...............    $    120,582     $    102,769     $     90,065
Acquisition costs recognized in Valley Forge Life acquisition...........              --           48,577               --
Recurring costs amortized to expense....................................         (20,040)         (23,182)          (8,477)
(Cost) or credit offsets to net unrealized investment gains or losses
  included in other comprehensive income (Note 3).......................          16,390          (37,474)          (1,443)
                                                                           ---------------  ---------------  ---------------
Change in deferred policy acquisition costs.............................         116,932           90,690           80,145
Deferred policy acquisition costs, beginning of year....................         255,677          164,987           84,842
                                                                           ---------------  ---------------  ---------------
DEFERRED POLICY ACQUISITION COSTS, END OF YEAR..........................    $    372,609     $    255,677     $    164,987
                                                                           ===============  ===============  ===============

POLICY LIABILITIES AND ACCRUALS

Future policy benefits are liabilities for life and annuity products. We establish liabilities in amounts adequate to meet the estimated future obligations of policies in-force. Future policy benefits for variable universal life, universal life and annuities in the accumulation phase are computed using the deposit-method which is the sum of the account balance, unearned revenue liability and liability for minimum policy benefits. Future policy benefits for term and annuities in the payout phase that have significant mortality risk are computed using the net level premium method on the basis of actuarial assumptions at the issue date of these contracts for rates of interest, contract administrative expenses, mortality and surrenders. We establish liabilities for outstanding claims, losses and loss adjustment expenses based on individual case estimates for reported losses and estimates of unreported losses based on past experience.

Policyholder liabilities are primarily for universal life products and include deposits received from customers and investment earnings on their fund balances which range from 4.7% to 6% as of December 31, 2003 and 5.3% to 6.5% as of December 31, 2002, less administrative and mortality charges.

POLICYHOLDER DEPOSIT FUNDS

Policyholder deposit funds consist of annuity deposits received from customers and investment earnings on their fund balances, which range from 3.0% to 6.5%, less administrative charges. At December 31, 2003 and 2002, there was $1,158.4 million and $1,303.0 million, respectively, in policyholder deposit funds with no associated surrender charges.

FAIR VALUE OF INVESTMENT CONTRACTS

For purposes of fair value disclosures (Note 9), we determine the fair value of deferred annuities with an interest guarantee of one year or less at the amount of the policy reserve. In determining the fair value of deferred annuities with interest guarantees greater than one year, we used a discount rate equal to the appropriate U.S. Treasury rate plus 150 basis points to determine the present value of the projected account value of the policy at the end of the current guarantee period.

FUNDS UNDER MANAGEMENT

Activity in annuity funds under management for the years 2003, 2002 and 2001 follows ($ amounts in millions):

                                                                                2003             2002             2001
                                                                           ---------------  ---------------  ---------------

Deposits................................................................    $      923.9     $    1,878.9     $    1,234.8
Performance.............................................................           435.3           (121.5)          (199.3)
Fees....................................................................           (24.7)           (23.5)           (23.9)
Benefits and surrenders.................................................          (613.0)          (404.9)          (127.2)
                                                                           ---------------  ---------------  ---------------
Change in funds under management........................................           721.5          1,329.0            884.4
Funds under management, beginning of year...............................         3,727.4          2,398.4          1,514.0
                                                                           ---------------  ---------------  ---------------
FUNDS UNDER MANAGEMENT, END OF YEAR.....................................    $    4,448.9     $    3,727.4     $    2,398.4
                                                                           ===============  ===============  ===============


3.       INVESTING ACTIVITIES

DEBT AND EQUITY SECURITIES

We classify our debt and equity securities as available-for-sale and report them in our balance sheet at fair value. Fair value is based on quoted market price, where available. When quoted market prices are not available, we estimate fair value by discounting debt security cash flows to reflect interest rates currently being offered on similar terms to borrowers of similar credit quality (private placement debt securities), by quoted market prices of comparable instruments (untraded public debt securities) and by independent pricing sources or internally developed pricing models (equity securities).

Fair value and cost of our available-for-sale debt securities as of December 31, 2003 and 2002 follow ($ amounts in thousands):

                                                                       2003                              2002
                                                         ---------------------------------  --------------------------------
                                                           FAIR VALUE           COST          FAIR VALUE          COST
                                                         ---------------   ---------------  ---------------  ---------------

U.S. government and agency.............................   $     58,894      $     58,166     $      7,343     $      6,377
State and political subdivision........................         48,376            47,621           39,213           37,625
Foreign government.....................................         44,918            43,261           11,586           11,186
Corporate..............................................      1,475,398         1,445,360          791,091          768,126
Mortgage-backed........................................        695,425           680,360          643,147          619,316
Other asset-backed.....................................        764,946           758,868          895,809          879,927
                                                         ---------------   ---------------  ---------------  ---------------
DEBT SECURITIES........................................   $  3,087,957      $  3,033,636     $  2,388,189     $  2,322,557
                                                         ===============   ===============  ===============  ===============

For mortgage-backed and other asset-backed debt securities, we recognize income using a constant effective yield based on anticipated prepayments and the estimated economic lives of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and any resulting adjustment is included in net investment income. For certain asset-backed securities, changes in estimated yield are recorded on a prospective basis and specific valuation methods are applied to these securities to determine if there has been an other-than-temporary decline in value.

We owned no non-income producing debt securities as of December 31, 2003 or 2002.

Fair value and cost of our equity securities as of December 31, 2003 and 2002 follow ($ amounts in thousands):

                                                                       2003                              2002
                                                         ---------------------------------  --------------------------------
                                                           FAIR VALUE           COST          FAIR VALUE          COST
                                                         ---------------   ---------------  ---------------  ---------------

Mutual fund seed investments...........................   $      8,512      $      6,510     $     14,324     $     13,780
Other equity securities................................            175               229           18,797           18,088
                                                         ---------------   ---------------  ---------------  ---------------
EQUITY SECURITIES......................................   $      8,687      $      6,739     $     33,121     $     31,868
                                                         ===============   ===============  ===============  ===============

Gross and net unrealized gains and losses from debt and equity securities as of December 31, 2003 and 2002 follow ($ amounts in thousands):

                                                                       2003                              2002
                                                         ---------------------------------  --------------------------------
                                                             GAINS             LOSSES           GAINS            LOSSES
                                                         ---------------   ---------------  ---------------  ---------------

U.S. government and agency.............................   $        936      $       (208)    $        966     $         --
State and political subdivision........................          1,107              (352)           1,588               --
Foreign government.....................................          2,451              (794)             459              (59)
Corporate..............................................         42,578           (12,540)          29,834           (6,869)
Mortgage-backed........................................         16,566            (1,501)          23,976             (145)
Other asset-backed.....................................         10,070            (3,992)          17,052           (1,170)
                                                         ---------------   ---------------  ---------------  ---------------
Debt securities gains and losses.......................   $     73,708      $    (19,387)    $     73,875     $     (8,243)
                                                         ===============   ===============  ===============  ===============
Equity securities gains and losses.....................   $      2,002      $        (54)    $      1,782     $       (529)
                                                         ===============   ===============  ===============  ===============
DEBT AND EQUITY SECURITIES NET GAINS...................   $     56,269                       $     66,885
                                                         ===============                    ===============

The aging of temporarily impaired general account debt and equity securities as of December 31, 2003 is as follows ($ amounts in millions):

                                               LESS THAN 12 MONTHS       GREATER THAN 12 MONTHS              TOTAL
                                            --------------------------- -------------------------- --------------------------
                                                FAIR       UNREALIZED       FAIR      UNREALIZED       FAIR      UNREALIZED
                                                VALUE        LOSSES        VALUE        LOSSES        VALUE        LOSSES

                                            ------------- ------------- ------------ ------------- ------------ -------------
DEBT SECURITIES
U.S. government and agency................   $   24,639    $     (416)   $       --   $       --    $   24,639   $     (416)
State and political subdivision...........       22,834          (368)           --           --        22,834         (368)
Foreign government........................        4,769          (191)           --           --         4,769         (191)
Corporate.................................      200,322       (10,317)       17,238       (1,015)      217,560      (11,332)
Mortgage-backed...........................      206,036        (1,582)           80           (2)      206,116       (1,584)
Other asset-backed........................       98,773        (1,523)       19,107       (4,059)      117,880       (5,582)
                                            ------------- ------------- ------------ ------------- ------------ -------------
DEBT SECURITIES...........................   $  557,373    $  (14,397)   $   36,425   $   (5,076)   $  593,798   $  (19,473)
COMMON STOCK..............................           --            --            --           --            --           --
                                            ------------- ------------- ------------ ------------- ------------ -------------
TOTAL TEMPORARILY IMPAIRED SECURITIES.....   $  557,373    $  (14,397)   $   36,425   $   (5,076)   $  593,798   $  (19,473)
                                            ============= ============= ============ ============= ============ =============

BELOW INVESTMENT GRADE....................   $    9,658    $     (222)   $   25,276   $   (2,432)   $   34,934   $   (2,654)
                                            ============= ============= ============ ============= ============ =============
BELOW INVESTMENT GRADE AFTER OFFSETS FOR
  DEFERRED ACQUISITION COST ADJUSTMENT
  AND TAXES...............................                 $     (144)                $   (1,581)                $   (1,725)
                                                          =============              =============              =============

Below investment grade debt securities which have been in an unrealized loss for greater than 12 months consists of six securities, of which only one security, with an unrealized loss of $1,232 thousand ($801 thousand after offset for taxes) has a fair value less than 80% of the security's amortized cost at December 31, 2003.

All of these securities are considered to be temporarily impaired at December 31, 2003 as each of these securities has performed, and is expected to continue to perform, in accordance with their original contractual terms.

POLICY LOANS AND OTHER INVESTED ASSETS

Policy loans are carried at their unpaid principal balances and are collateralized by the cash values of the related policies. For purposes of fair value disclosures, for variable rate policy loans, we consider the unpaid loan balance as fair value, as interest rates on these loans are reset annually based on market rates.

Other investments primarily include a partnership interest which we do not control and seed money in separate accounts. The partnership interest is an investment in a hedge fund of funds in which we do not have control or a majority ownership interest. The interest is recorded using the equity method of accounting.

NET INVESTMENT INCOME AND NET REALIZED INVESTMENT GAINS (LOSSES)

We recognize realized investment gains and losses on asset dispositions when declines in fair value of debt and equity securities are considered to be other-than-temporarily impaired. The cost basis of these written down investments is adjusted to fair value at the date the determination of impairment is made and the new cost basis is not changed for subsequent recoveries in value. Applicable income taxes, which offset realized investment gains and losses, are reported separately as components of net income.

Sources of net investment income for 2003, 2002 and 2001 follow ($ amounts in thousands):

                                                                                2003             2002             2001
                                                                           ---------------  ---------------  ---------------

Debt securities.........................................................    $    132,101     $     88,764     $     28,436
Equity securities.......................................................             478              269               --
Other investments.......................................................             931              237               --
Policy loans............................................................             140               38               15
Cash and cash equivalents...............................................           2,679            4,891            2,845
                                                                           ---------------  ---------------  ---------------
Total investment income.................................................         136,329           94,199           31,296
Less: investment expenses...............................................           2,798            1,727              320
                                                                           ---------------  ---------------  ---------------
NET INVESTMENT INCOME...................................................    $    133,531     $     92,472     $     30,976
                                                                           ===============  ===============  ===============

Sources of realized investment gains (losses) for 2003, 2002 and 2001 follow ($ amounts in thousands):

                                                                                2003             2002             2001
                                                                           ---------------  ---------------  ---------------

DEBT SECURITY IMPAIRMENTS...............................................    $     (8,113)    $    (13,207)    $         --
                                                                           ---------------  ---------------  ---------------
Debt security transaction gains.........................................           9,615            2,754              425
Debt security transaction losses........................................          (2,411)          (6,640)            (213)
Equity security transaction gains.......................................           3,993               --               --
Equity security transaction losses......................................          (1,354)              (1)              --
Other investment transaction gains (losses).............................            (960)             927           (1,408)
Cash equivalent transaction losses......................................              (2)              --               --
                                                                           ---------------  ---------------  ---------------
NET TRANSACTION GAINS (LOSSES)..........................................           8,881           (2,960)          (1,196)
                                                                           ---------------  ---------------  ---------------
NET REALIZED INVESTMENT GAINS (LOSSES)..................................    $        768     $    (16,167)    $     (1,196)
                                                                           ===============  ===============  ===============

UNREALIZED INVESTMENT GAINS (LOSSES)

We recognize unrealized investment gains and losses on investments in debt and equity securities that we classify as available-for-sale. These gains and losses are reported as a component of other comprehensive income net of applicable deferred income taxes.

Sources of net unrealized investment gains (losses) for 2003, 2002 and 2001 follow ($ amounts in thousands):

                                                                                2003             2002             2001
                                                                           ---------------  ---------------  ---------------

Debt securities.........................................................    $    (11,311)    $     62,514     $      2,297
Equity securities.......................................................             695            1,253               --
Other investments.......................................................          (1,833)           2,203            2,258
                                                                           ---------------  ---------------  ---------------
NET UNREALIZED INVESTMENT GAINS (LOSSES)................................    $    (12,449)    $     65,970     $      4,555
                                                                           ===============  ===============  ===============

Net unrealized investment gains (losses)................................    $    (12,449)    $     65,970     $      4,555
                                                                           ---------------  ---------------  ---------------
Applicable deferred policy acquisition costs (Note 2)...................         (16,390)          37,474            1,443
Applicable deferred income taxes........................................           1,380            9,974            1,090
                                                                           ---------------  ---------------  ---------------
Offsets to net unrealized investment gains (losses).....................         (15,010)          47,448            2,533
                                                                           ---------------  ---------------  ---------------
NET UNREALIZED INVESTMENT GAINS
  INCLUDED IN OTHER COMPREHENSIVE INCOME................................    $      2,561     $     18,522     $      2,022
                                                                           ===============  ===============  ===============

INVESTING CASH FLOWS

Investment purchases, sales, repayments and maturities for 2003, 2002 and 2001 follow ($ amounts in thousands):

                                                                                2003             2002             2001
                                                                           ---------------  ---------------  ---------------

Debt security purchases.................................................    $ (2,050,231)    $ (1,733,608)    $   (765,529)
Equity security purchases...............................................          (8,619)          (9,374)              --
Other invested asset purchases..........................................          (9,000)          (9,929)            (779)
Policy loan advances, net...............................................            (418)            (439)            (186)
                                                                           ---------------  ---------------  ---------------
INVESTMENT PURCHASES....................................................    $ (2,068,268)    $ (1,753,350)    $   (766,494)
                                                                           ===============  ===============  ===============

Debt securities sales...................................................    $    484,329     $     94,486     $     34,165
Debt securities maturities and repayments...............................         817,792          296,625          106,670
Equity security sales...................................................          36,374           23,084               --
                                                                           ---------------  ---------------  ---------------
INVESTMENT SALES, REPAYMENTS AND MATURITIES.............................    $  1,338,495     $    414,195     $    140,835
                                                                           ===============  ===============  ===============

The maturities of debt securities, by contractual sinking fund payment and maturity, as of December 31, 2003 are summarized in the following table ($ amounts in thousands). Actual maturities may differ from contractual maturities as certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties, and we may have the right to put or sell the obligations back to the issuers.

Due in one year or less....................................................................................   $    180,809
Due after one year through five years......................................................................      1,203,219
Due after five years through ten years.....................................................................        565,972
Due after ten years........................................................................................      1,083,636
                                                                                                             ---------------
TOTAL......................................................................................................   $  3,033,636
                                                                                                             ===============


4.       SEPARATE ACCOUNT ASSETS AND LIABILITIES

Separate account products are those for which a separate investment and liability account is maintained on behalf of the policyholder. Investment objectives for these separate accounts vary by fund account type, as outlined in the applicable fund prospectus or separate account plan of operations. Our separate account products include variable annuities and variable life insurance contracts.

Separate account assets and liabilities are carried at market value. Deposits, net investment income and realized investment gains and losses for these accounts are excluded from revenues, and the related liability increases are excluded from benefits and expenses. Fees assessed to the contractholders for management services are included in revenues when services are rendered.


5.       INCOME TAXES

We recognize income tax expense or benefit based upon amounts reported in the financial statements and the provisions of currently enacted tax laws. We allocate income taxes to income, other comprehensive income and additional paid-in capital, as applicable.

We recognize current income tax assets and liabilities for estimated income taxes refundable or payable based on the current year's income tax returns. We recognize deferred income tax assets and liabilities for the estimated future income tax effects of temporary differences and carryforwards. Temporary differences are the differences between the financial statement carrying amounts of assets and liabilities and their tax bases, as well as the timing of income or expense recognized for financial reporting and tax purposes of items not related to assets or liabilities. If necessary, we establish valuation allowances to reduce the carrying amount of deferred income tax assets to amounts that are more likely than not to be realized. We periodically review the adequacy of these valuation allowances and record any reduction in allowances through earnings.

In accordance with an income tax sharing agreement with The Phoenix Companies, we compute the provision for federal income taxes as if we were filing a separate federal income tax return, except that benefits arising from income tax credits and net operating losses are allocated to those subsidiaries producing such attributes to the extent they are utilized in The Phoenix Companies' consolidated federal income tax return.

The allocation of income taxes to elements of comprehensive income (loss) and between current and deferred for 2003, 2002 and 2001 follows ($ amounts in thousands):

                                                                                2003             2002             2001
                                                                           ---------------  ---------------  ---------------

NET INCOME (LOSS).......................................................           8,369           (8,635)             539
Other comprehensive income..............................................           1,199           11,129              909
                                                                           ---------------  ---------------  ---------------
COMPREHENSIVE INCOME ...................................................    $      9,568     $      2,494     $      1,448
                                                                           ===============  ===============  ===============

Current.................................................................    $     (7,366)    $     (9,073)    $    (22,194)
Deferred................................................................          15,735              438           22,733
                                                                           ---------------  ---------------  ---------------
INCOME TAXES (BENEFIT) APPLICABLE TO NET INCOME.........................           8,369           (8,635)             539
Deferred income taxes applicable to other comprehensive income..........           1,199           11,129              909
                                                                           ---------------  ---------------  ---------------
INCOME TAXES APPLICABLE TO COMPREHENSIVE INCOME.........................    $      9,568     $      2,494     $      1,448
                                                                           ===============  ===============  ===============

INCOME TAXES PAID (RECOVERED)...........................................    $    (51,107)    $      3,149     $     (5,357)
                                                                           ===============  ===============  ===============

For the years 2003, 2002 and 2001, the effective federal income tax rates applicable to income from continuing operations differ from the 35.0% statutory tax rate. Items giving rise to the differences and the effects are as follow ($ amounts in thousands):

                                                                                2003             2002             2001
                                                                           ---------------  ---------------  ---------------

Income taxes (benefit) at statutory rate................................    $      8,056     $    (7,662)     $     1,326
Tax advantaged investment income........................................             360            (972)            (812)
Other, net..............................................................             (47)             (1)              25
                                                                           ---------------  ---------------  ---------------
APPLICABLE INCOME TAXES (BENEFIT).......................................    $      8,369     $    (8,635)     $       539
                                                                           ===============  ===============  ===============
Effective income tax (benefit) rates....................................            36.4%            39.4%            14.2%
                                                                           ===============  ===============  ===============

Deferred income tax assets (liabilities) attributable to temporary differences at December 31, 2003 and 2002 follow ($ amounts in thousands):

                                                                                                 2003             2002
                                                                                            ---------------  ---------------

Deferred income tax assets:
Future policyholder benefits..............................................................   $     44,815     $     24,858
Unearned premiums / deferred revenues.....................................................          4,675            2,454
Net operating loss carryover benefits.....................................................         29,435           32,568
Other.....................................................................................            831              810
                                                                                            ---------------  ---------------
GROSS DEFERRED INCOME TAX ASSETS..........................................................         79,756           60,690
                                                                                            ---------------  ---------------
Deferred tax liabilities:

Deferred policy acquisition costs.........................................................        114,962           84,040
Investments...............................................................................         20,720           15,643
                                                                                            ---------------  ---------------
GROSS DEFERRED INCOME TAX LIABILITIES.....................................................        135,682           99,683
                                                                                            ---------------  ---------------
DEFERRED INCOME TAX LIABILITY.............................................................   $     55,926     $     38,993
                                                                                            ===============  ===============

Commencing with the tax year ended December 31, 2001, we are included in the life/non-life consolidated federal income tax return filed by The Phoenix Companies. We had filed separate company returns for the tax years ended December 31, 1996 through December 31, 2000 as required under Internal Revenue Code Section 1504(c).

Within the consolidated tax return, The Phoenix Companies is required by Internal Revenue Service regulations to segregate the entities into two groups: life insurance companies and non-life insurance companies. There are limitations as to the amount of any operating losses from one group that can be offset against taxable income of the other group. These limitations affect the amount of any operating loss carryforwards that we have now or in the future.

At December 31, 2003, we had net operating losses of $84 million for federal income tax purposes of which $13.4 million expires in 2015, $15.6 million expires in 2016 and $55.0 million expires in 2017. We believe that the tax benefits of these losses will be fully realized before their expiration. As a result, no valuation allowance has been recorded against the deferred income tax asset resulting from the net operating losses.

We have determined, based on our earnings and projected future taxable income, that it is more likely than not that deferred income tax assets at December 31, 2003 and 2002 will be realized.


6.   RELATED PARTY TRANSACTIONS

Phoenix Life provides services and facilities to us and is reimbursed through a cost allocation process. The expenses allocated to us were $128.0 million, $64.0 million and $47.0 million for the years ended December 31, 2003, 2002 and 2001, respectively. Amounts payable to Phoenix Life were $12.2 million and $7.5 million as of December 31, 2003 and 2002, respectively.

Phoenix Investment Partners Ltd., an indirect wholly-owned subsidiary of The Phoenix Companies through its affiliated registered investment advisors, provides investment services to us for a fee. Investment advisory fees incurred by us were $1.6 million, $2.0 million and $2.3 million for the years ended December 31, 2003, 2002 and 2001, respectively. Amounts payable to the affiliated investment advisors were $1.5 million and $40 thousand, as of December 31, 2003 and 2002, respectively.

Phoenix Equity Planning Corporation, a wholly-owned subsidiary of Phoenix Investment Partners, is the principal underwriter of our annuity contracts. Contracts may be purchased through registered representatives of a Phoenix affiliate, W.S. Griffith & Co., Inc., as well as other outside broker-dealers who are licensed to sell our annuity contracts. We incurred commissions for contracts underwritten by Phoenix Equity Planning of $35.9 million, $30.3 million and $32.4 million for the years ended December 31, 2003, 2002 and 2001, respectively. Amounts payable to Phoenix Equity Planning were $2.0 million and $0.3 million, as of December 31, 2003 and 2002, respectively.

Phoenix Life pays commissions to producers who sell non-registered life and annuity products offered by us. Commissions paid by Phoenix Life on our behalf were $34.3 million, $28.1 million and $9.2 million for the years ended December 31, 2003, 2002 and 2001, respectively. Amounts payable to Phoenix Life were $4.0 million and $2.3 million as of December 31, 2003 and 2002, respectively.

WS Griffith Associates, Inc., an indirect wholly-owned subsidiary of Phoenix Life, sells and services many of our non-participating life insurance products through its insurance agents. Concessions paid to WS Griffith Associates were $0.4 million, $1.0 million and $0.7 million for the years ended December 31, 2003, 2002 and 2001, respectively. Amounts payable to WS Griffith Associates were $36 thousand and $124 thousand, as of December 31, 2003 and 2002, respectively.


7.       EMPLOYEE BENEFIT PLANS AND EMPLOYMENT AGREEMENTS

The Phoenix Companies has a non-contributory, defined benefit pension plan covering substantially all of its employees and those of its subsidiaries. Retirement benefits are a function of both years of service and level of compensation. The Phoenix Companies also sponsors a non-qualified supplemental defined benefit plan to provide benefits in excess of amounts allowed pursuant to the Internal Revenue Code. The Phoenix Companies' funding policy is to contribute annually an amount equal to at least the minimum required contribution in accordance with minimum funding standards established by the Employee Retirement Income Security Act of 1974 (ERISA). Contributions are intended to provide not only for benefits attributable to service to date, but also for service expected to be earned in the future.

The Phoenix Companies sponsors pension and savings plans for its employees, and employees and agents of its subsidiaries. The qualified plans comply with requirements established by the ERISA and excess benefit plans provide for that portion of pension obligations, which is in excess of amounts permitted by ERISA. The Phoenix Companies also provides certain health care and life insurance benefits for active and retired employees. We incur applicable employee benefit expenses through the process of cost allocation by The Phoenix Companies.

In addition to its pension plans, The Phoenix Companies currently provides certain health care and life insurance benefits to retired employees, spouses and other eligible dependents through various plans which it sponsors. A substantial portion of Phoenix affiliate employees may become eligible for these benefits upon retirement. The health care plans have varying co-payments and deductibles, depending on the plan. These plans are unfunded.

Applicable information regarding the actuarial present value of vested and non-vested accumulated plan benefits, and the net assets of the plans available for benefits is omitted, as the information is not separately calculated for our participation in the plans. The Phoenix Companies, the plan sponsor, established an accrued liability and amounts attributable to us have been allocated. The amount of such allocated benefits is not significant to the financial statements.


8.       OTHER COMPREHENSIVE INCOME

We record unrealized gains and losses on available-for-sale securities and effective portions of the gains or losses on derivative instruments designated as cash flow hedges in accumulated other comprehensive income. Unrealized gains and losses on available-for-sale securities are recorded in other comprehensive income until the related securities are sold, reclassified or deemed to be impaired. The effective portions of the gains or losses on derivative instruments designated as cash flow hedges are reclassified into earnings in the same period in which the hedged transaction affects earnings. If it is probable that a hedged forecasted transaction will no longer occur, the effective portions of the gains or losses on derivative instruments designated as cash flow hedges are reclassified into earnings immediately.

Components of accumulated other comprehensive income as of December 31, 2003 and 2002 follows ($ amounts in thousands):

                                                                       2003                              2002
                                                         ---------------------------------  --------------------------------
                                                             GROSS              NET             GROSS             NET
                                                         ---------------   ---------------  ---------------  ---------------

Unrealized gains on investments........................   $     58,896      $     23,375     $     71,345     $     20,814
Unrealized gains on derivative instruments.............          2,274             1,479            2,790            1,814
                                                         ---------------   ---------------  ---------------  ---------------
Accumulated other comprehensive income.................         61,170      $     24,854           74,135     $     22,628
                                                         ---------------   ===============  ---------------  ===============
Applicable deferred policy acquisition costs...........         22,933                             39,323
Applicable deferred income taxes.......................         13,383                             12,184
                                                         ---------------                    ---------------
Offsets to other comprehensive income..................         36,316                             51,507
                                                         ---------------                    ---------------
ACCUMULATED OTHER COMPREHENSIVE INCOME.................   $     24,854                       $     22,628
                                                         ===============                    ===============

9.       FAIR VALUE OF FINANCIAL INSTRUMENTS AND DERIVATIVE INSTRUMENTS

FAIR VALUE OF FINANCIAL INSTRUMENTS

The carrying amounts and estimated fair values of financial instruments as of December 31, 2003 and 2002 follow ($ amounts in thousands):

                                                                       2003                              2002
                                                         ---------------------------------  --------------------------------
                                                            CARRYING            FAIR           CARRYING           FAIR
                                                             VALUE             VALUE            VALUE            VALUE
                                                         ---------------   ---------------  ---------------  ---------------

Cash and cash equivalents..............................   $     80,972      $     80,972     $    473,246     $    473,246
Debt securities........................................      3,087,957         3,087,957        2,388,189        2,388,189
Equity securities......................................          8,687             8,687           33,121           33,121
Policy loans...........................................          1,753             1,753            1,335            1,335
                                                         ---------------   ---------------  ---------------  ---------------
FINANCIAL ASSETS.......................................   $  3,179,369      $  3,179,369     $  2,895,891     $  2,895,891
                                                         ===============   ===============  ===============  ===============

Investment contracts...................................   $  2,760,567      $  2,797,772     $  2,557,428     $  2,627,078
                                                         ---------------   ---------------  ---------------  ---------------
FINANCIAL LIABILITIES..................................   $  2,760,567      $  2,797,772     $  2,557,428     $  2,627,078
                                                         ===============   ===============  ===============  ===============

DERIVATIVE INSTRUMENTS

We maintain an overall interest rate risk-management strategy that primarily incorporates the use of interest rate swaps as hedges of our exposure to changes in interest rates. Our exposure to changes in interest rates primarily results from our commitments to fund interest-sensitive insurance liabilities, as well as from our significant holdings of fixed rate financial instruments.

All derivative instruments are recognized on the balance sheet at fair value. Generally, each derivative is designated according to the associated exposure as either a fair value or cash flow hedge at its inception as we do not enter into derivative contracts for trading or speculative purposes.

Cash flow hedges are generally accounted for under the shortcut method with changes in the fair value of related interest rate swaps recorded on the balance sheet with an offsetting amount recorded in accumulated other comprehensive income. The effective portion of changes in fair values of derivatives hedging the variability of cash flows related to forecasted transactions are reported in accumulated other comprehensive income and reclassified into earnings in the periods during which earnings are affected by the variability of the cash flows of the hedged item.

We recognized an after-tax gain of $0.0 million and $2.1 million for the years ended December 31, 2003 and 2002 and an after-tax loss of $0.3 million for the year ended December 31, 2001 (reported as other comprehensive income in Statements of Income, Comprehensive Income and Changes in Stockholder's Equity), which represented the change in fair value of interest rate forward swaps which have been designated as cash flow hedges of the forecasted purchase of assets. For changes in the fair value of derivatives that are designated as cash flow hedges of a forecasted transaction, we recognize the change in fair value of the derivative in other comprehensive income. Amounts related to cash flow hedges that are accumulated in other comprehensive income are reclassified into earnings in the same period or periods during which the hedged forecasted transaction (the acquired asset) affects earnings. At December 31, 2003, we expect to reclassify into earnings over the next twelve months $0.3 million of the deferred after tax gains on these derivative instruments. For the years 2003, 2002 and 2001, we reclassified after-tax gains of $0.3 million, $0.3 million and $0.3 million, respectively, into earnings related to these same derivatives.

We held no positions in derivative instruments at December 31, 2003 and 2002.

10.      STATUTORY FINANCIAL INFORMATION AND REGULATORY MATTERS

We are required to file annual statements with state regulatory authorities prepared on an accounting basis prescribed or permitted by such authorities. There were no material practices not prescribed by the State of Connecticut Insurance Department as of December 31, 2003, 2002 and 2001. Statutory surplus differs from equity reported in accordance with GAAP for life insurance companies primarily because policy acquisition costs are expensed when incurred, investment reserves are based on different assumptions, life insurance reserves are based on different assumptions and income taxes are recorded in accordance with the Statement of Statutory Accounting Principles No. 10, "Income Taxes," which limits deferred tax assets based on admissibility tests.

The following reconciles our statutory net income as reported to regulatory authorities to GAAP net income as reported in these financial statements as of December 31, 2003, 2002 and 2001 ($ amounts in thousands):

                                                                                2003             2002             2001
                                                                           ---------------  ---------------  ---------------

Statutory net income................................................        $    (37,387)    $   (146,135)    $    (45,648)
DAC, net............................................................             100,542          110,587           81,588
Future policy benefits..............................................             (57,367)           1,488          (20,013)
Deferred income taxes...............................................             (15,734)            (438)         (22,136)
Net investment income...............................................              19,622           15,531            7,085
Realized gains......................................................                 912            6,177            2,149
Other, net..........................................................               4,061             (466)             225
                                                                           ---------------  ---------------  ---------------
NET INCOME (LOSS), AS REPORTED......................................        $     14,649     $    (13,256)    $      3,250
                                                                           ===============  ===============  ===============

The following reconciles our statutory surplus and asset valuation reserve (AVR) as reported to regulatory authorities to GAAP equity as reported in these financial statements as of December 31, 2003, 2002 and 2001 ($ amounts in thousands):

                                                                                2003             2002             2001
                                                                           ---------------  ---------------  ---------------

Statutory surplus and AVR...........................................        $    241,999     $    215,506     $    102,016
DAC, net............................................................             395,543          295,000          166,836
Future policy benefits..............................................            (100,626)         (42,616)         (42,885)
Investment valuation allowances.....................................              26,817           20,715            1,597
Deferred income taxes...............................................             (55,926)         (38,993)         (28,756)
Deposit funds.......................................................              22,307           23,167            5,073
Other, net..........................................................              (2,330)          (1,870)             245
                                                                           ---------------  ---------------  ---------------
STOCKHOLDER'S EQUITY, AS REPORTED...................................        $    527,784     $    470,909     $    204,126
                                                                           ===============  ===============  ===============

The Connecticut Insurance Holding Company Act limits the maximum amount of annual dividends and other distributions in any twelve month period to stockholders of Connecticut domiciled insurance companies without prior approval of the Insurance Commissioner to "the greater of (1) ten percent of such insurance company's surplus as of the thirty-first day of December last preceding, or (2) the net gain from operations of such insurance company, if such company is a life insurance company, or the net income, if such company is not a life insurance company, for the twelve-month period ending the thirty-first day of December last preceding, but shall not include pro rata distributions of any class of the insurance company's own securities." Under current law, the maximum dividend distribution that may be made by us during 2004 without prior approval is subject to restrictions relating to statutory surplus.

In 1998, the National Association of Insurance Commissioners (NAIC) adopted the Codification of Statutory Accounting Principles guidance, which replaces the current Accounting and Practices and Procedures manual as the NAIC's primary guidance on statutory accounting as of January 1, 2001. The Codification provides guidance for areas where statutory accounting has been silent and changes current statutory accounting in some areas (e.g., deferred income taxes are recorded).

The State of Connecticut Insurance Department adopted the Codification guidance, effective January 1, 2001. The effect of adoption increased our statutory surplus by $587.8 thousand, primarily as a result of recording deferred income taxes.

                                                                     [VERSION B]

                            THE PHOENIX EDGE(R) - VA

             PHL VARIABLE ACCUMULATION ACCOUNT ("SEPARATE ACCOUNT")

                         PHL VARIABLE INSURANCE COMPANY
                 VARIABLE ACCUMULATION DEFERRED ANNUITY CONTRACT

                       STATEMENT OF ADDITIONAL INFORMATION


HOME OFFICE:                                      PHL VARIABLE INSURANCE COMPANY
One American Row                                     ANNUITY OPERATIONS DIVISION
Hartford, Connecticut 06102                                          PO Box 8027
                                                Boston, Massachusetts 02266-8027

                                   May 1, 2004

This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the prospectus, dated May 1, 2004. You may obtain a copy of the prospectus without charge by contacting PHL Variable Insurance Company ("PHL Variable") at the above address or by calling 800/541-0171.


                                TABLE OF CONTENTS


                                                                                 PAGE
                                                                                 ----
PHL Variable Insurance Company ..............................................      2

Underwriter .................................................................      2

Disruptive Trading and Market Timing ........................................      2

Performance History .........................................................      3

Calculation of Yield and Return .............................................     10

Calculation of Annuity Payments .............................................     11

Fixed Annuity Payments ......................................................     11

Experts .....................................................................     12

Separate Account Financial Statements .......................................   SA-1

Company Financial Statements ................................................    F-1

PHL VARIABLE INSURANCE COMPANY
--------------------------------------------------------------------------------
    PHL Variable Insurance Company ("PHL Variable") is a Connecticut stock life insurance company incorporated on July 15, 1981. We sell life insurance policies and annuity contracts through our affiliated distribution companies and through brokers. Our executive office is at One American Row in Hartford, Connecticut 06102 and administrative office.

    We are an indirect, wholly owned subsidiary of Phoenix Life Insurance Company ("Phoenix").

UNDERWRITER
--------------------------------------------------------------------------------
    Phoenix Equity Planning Corporation ("PEPCO"), an affiliate of PHL Variable, as underwriter, offers these contracts on a continuous basis. PEPCO is not compensated for any underwriting commissions. All underwriting commission costs are borne directly by PHL Variable.

DISRUPTIVE TRADING AND MARKET TIMING
--------------------------------------------------------------------------------
    The following disclosure is intended to supplement the disclosure in the Contract prospectus.

    Frequent transfers, programmed transfers, transfers into and then out of a subaccount in a short period of time, and transfers of large amounts at one time ("Disruptive Trading") can have harmful effects for other Contract owners. To protect our Contract owners and the underlying funds from Disruptive Trading, we have adopted certain market timing policies and procedures.

    Under our market timing policy, we could modify your transfer privileges for some or all of the subaccounts. Modifications include, but are not limited to: not accepting a transfer request from you or from any person, asset allocation service, and/or market timing service made on your behalf. We may also limit the amount that may be transferred into or out of any subaccount at any one time. Unless prohibited by the terms of the Contract, we may (but are not obligated to):

o limit the dollar amount and frequency of transfers (e.g., prohibit more than one transfer a week, or more than two a month, etc.),

o restrict the method of making a transfer (e.g., require that all transfers into a particular subaccount be sent to our Service Center by first class U.S. mail and rescind telephone or fax transfer privileges),

o require a holding period for some subaccounts (e.g., prohibit transfers into a particular subaccount within a specified period of time after a transfer out of that subaccount),

o impose redemption fees on short-term trading (or implement and administer redemption fees imposed by one or more of the underlying funds), or

o   impose other limitations or restrictions.

    Currently we attempt to detect Disruptive Trading by monitoring both the dollar amount of individual transfers and the frequency of a Contract owner's transfers. With respect to both dollar amount and frequency, we may consider an individual transfer alone or when combined with transfers from other Contracts owned by or under the control or influence of the same individual or entity. We currently review transfer activity on a weekly basis. We also consider any concerns brought to our attention by the managers of the underlying funds. We may change our monitoring procedures at any time without notice.

    Currently we attempt to deter Disruptive Trading by monitoring a Contract owner's transfer activity. If a Contract owner's transfer request exceeds the transfer parameters, we send the owner a warning letter. Then, if at any time thereafter the owner's transfer activity exceeds the transfer parameters, we will revoke the Contract owner's right to make Internet, phone and fax transfers. This would mean that thereafter the Contract owner could make transfers only through the U.S. mail or by other physical delivery of a written transfer request with an original signature of the Contract owner(s). We will notify Contract owners in writing (by mail to their address of record on file with us) if we revoke their Internet, phone or fax transfer privileges.

    We do not include transfers made pursuant to the Dollar Cost Averaging, Automatic Asset Rebalancing or other similar programs when applying our market timing policy.

    We have adopted these policies and procedures as a prophylactic measure to protect all Contract owners from the potential affects of Disruptive Trading, while also abiding by any rights that Contract owners may have to make transfers and providing reasonable and convenient methods of making transfers that do not have the potential to harm other Contract owners.

    We currently do not make any exceptions to the policies and procedures discussed above to detect and deter Disruptive Trading. We may reinstate Internet, telephone and fax transfer privileges after they are revoked, but we will not reinstate these privileges if we have reason to believe that they might be used thereafter for Disruptive Trading.

    We cannot guarantee that our monitoring will be 100% successful in detecting all transfer activity that exceeds the parameters discussed above (and we do not guarantee that these are appropriate transfer parameters to prevent Disruptive Trading). We cannot guarantee that revoking a Contract owner's Internet, telephone and fax transfer privileges will successfully deter all Disruptive Trading. In addition, some of the underlying funds are available to insurance companies other than Phoenix and we do not know whether those other insurance companies have adopted any policies and procedures to detect and deter Disruptive Trading, or if so what those policies and procedures might be.

    We may, without prior notice, take whatever action we deem appropriate to comply with or take advantage of any state or federal regulatory requirement. In addition, orders for the purchase of underlying fund shares are subject to acceptance by the relevant fund. We reserve the right to reject, without prior notice, any transfer request into any subaccount if the purchase of shares in the corresponding underlying fund is not accepted for any reason.


PERFORMANCE HISTORY
--------------------------------------------------------------------------------

    From time to time, the Separate Account may include the performance history of any or all subaccounts in advertisements, sales literature or reports. Performance information about each subaccount is based on past performance only and is not an indication of future performance. Performance information may be expressed as yield and effective yield of the Phoenix-Goodwin Money Market Subaccount, as yield of the Phoenix-Goodwin Multi-Sector Fixed Income Subaccount and as total return of any subaccount. For the Phoenix-Goodwin Multi-Sector Fixed Income Subaccount, quotations of yield will be based on all investment income per unit earned during a given 30-day period (including dividends and interest), less expenses accrued during the period ("net investment income") and are computed by dividing the net investment income by the maximum offering price per unit on the last day of the period.

    When a subaccount advertises its total return, it usually will be calculated for one, five and ten years or since inception if the subaccount has not been in existence for at least 10 years. Total return is measured by comparing the value of a hypothetical $1,000 investment in the subaccount at the beginning of the relevant period to the value of the investment at the end of the period, assuming the reinvestment of all distributions at net asset value and the deduction of all applicable contract charges, except for premium taxes (which vary by state) at the beginning of the relevant period.

    For those subaccounts within the Separate Account that have not been available for one of the quoted periods, the standardized average annual total return quotations may show the investment performance such subaccount would have achieved (reduced by the applicable charges) had it been available to invest in shares of the fund for the period quoted.

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED DECEMBER 31, 2003 FOR DEATH BENEFIT OPTION 1 CONTRACTS

--------------------------------------------------------------------------------------------------------
                    SUBACCOUNT                        INCEPTION     1YR      5YR     10YR       ITD
--------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                  12/7/94     22.34%   -3.17%    N/A      4.96%
--------------------------------------------------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity Series                     10/29/01     18.93%     N/A     N/A      5.63%
--------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series       7/14/97     17.10%   -3.96%    N/A      1.97%
--------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Growth + Value Series      10/29/01     16.94%     N/A     N/A     -3.03%
--------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series     5/1/95     28.28%   15.74%    N/A     14.08%
--------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series                 12/7/94     17.34%   -9.52%    N/A      3.80%
--------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth Series         8/15/00     35.85%     N/A     N/A    -14.45%
--------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                    12/7/94     -6.62%    1.54%    N/A      3.13%
--------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series       12/7/94      6.28%    6.59%    N/A      8.05%
--------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond Series     6/2/03       N/A      N/A     N/A     -4.03%
--------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                  8/12/02     10.48%     N/A     N/A      4.49%
--------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series           8/12/02     11.58%     N/A     N/A      8.72%
--------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select Series      8/12/02     20.43%     N/A     N/A     10.55%
--------------------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value Series                  8/12/02     28.91%     N/A     N/A     17.95%
--------------------------------------------------------------------------------------------------------
Phoenix-Lazard U.S. Multi-Cap Series                   8/12/02     19.47%     N/A     N/A     13.81%
--------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture Series              8/12/02      9.24%     N/A     N/A     11.15%
--------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value Series             8/12/02     20.83%     N/A     N/A     13.70%
--------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value Series               8/12/02     15.47%     N/A     N/A     10.67%
--------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Growth Stock Series             12/20/99     12.09%     N/A     N/A    -13.61%
--------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Trust Series                    10/29/01     13.70%     N/A     N/A     -2.99%
--------------------------------------------------------------------------------------------------------
Phoenix-MFS Value Series                              10/29/01     15.82%     N/A     N/A      2.38%
--------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                        12/20/99     18.19%     N/A     N/A     -2.49%
--------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series            8/15/00     38.11%     N/A     N/A    -26.29%
--------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth and Income Series               3/2/98     18.25%   -1.92%    N/A      1.42%
--------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation Series           12/7/94     11.20%    2.06%    N/A      8.49%
--------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Value Equity Series                    3/2/98     14.92%    3.63%    N/A      4.80%
--------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Global Value Series         11/20/00     23.19%     N/A     N/A      0.37%
--------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series          3/2/98     30.80%    8.79%    N/A      5.11%
--------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series      11/20/00     33.48%     N/A     N/A     13.59%
--------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                    3/2/98     19.52%   -0.27%    N/A      3.07%
--------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                  1/29/96     27.35%   -4.02%    N/A      5.59%
--------------------------------------------------------------------------------------------------------
Phoenix-State Street Research Small-Cap Growth Series  8/12/02     42.32%     N/A     N/A     29.44%
--------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                     3/30/01     20.16%     N/A     N/A     -4.61%
--------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                           3/30/01     16.04%     N/A     N/A     -8.10%
--------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio               6/5/00     24.99%     N/A     N/A    -16.56%
--------------------------------------------------------------------------------------------------------
Federated Fund For U.S. Government Securities II       7/15/99     -5.06%     N/A     N/A      4.41%
--------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                     7/15/99     13.38%     N/A     N/A      0.60%
--------------------------------------------------------------------------------------------------------
VIP Fidelity Contrafund(R) Portfolio                    6/5/00     19.07%     N/A     N/A     -3.72%
--------------------------------------------------------------------------------------------------------
VIP Fidelity Growth Opportunities Portfolio             6/5/00     20.29%     N/A     N/A    -10.34%
--------------------------------------------------------------------------------------------------------
VIP Fidelity Growth Portfolio                           6/5/00     23.19%     N/A     N/A    -13.42%
--------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                          11/2/98     16.10%    5.89%    N/A      6.18%
--------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund            5/1/97     41.95%    6.03%    N/A     -5.17%
--------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                       5/1/97     22.66%   -0.07%    N/A      2.54%
--------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund                  5/1/97     22.42%    5.01%    N/A      5.96%
--------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                        5/1/97     22.59%    6.11%    N/A      5.66%
--------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund                          6/2/03       N/A      N/A     N/A     -1.26%
--------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                          6/2/03       N/A      N/A     N/A     14.10%
--------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund               6/2/03       N/A      N/A     N/A      8.24%
--------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund                  7/15/99     23.72%     N/A     N/A     -7.47%
--------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                     10/29/01     18.89%     N/A     N/A     -0.83%
--------------------------------------------------------------------------------------------------------
Technology Portfolio                                  12/20/99     37.11%     N/A     N/A    -26.58%
--------------------------------------------------------------------------------------------------------
Wanger International Select                             2/1/99     31.04%     N/A     N/A      7.82%
--------------------------------------------------------------------------------------------------------
Wanger International Small Cap                          5/1/95     38.12%    8.65%    N/A     13.88%
--------------------------------------------------------------------------------------------------------
Wanger Select                                           2/1/99     21.28%     N/A     N/A     12.20%
--------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                           5/1/95     32.88%    6.92%    N/A     14.97%
--------------------------------------------------------------------------------------------------------

* The date that the subaccount was added to the Separate Account.

The average annual total return is the compounded return that results from holding an initial investment of $1,000 for the time period indicated. Returns for periods greater than one year are annualized. Returns are net of investment management fees, daily administrative fees, annual contract fee, mortality and expense risk charges, and deferred surrender charges of 7% and 4% deducted from redemptions after one and five years, respectively. Surrender charges are based on the age of the deposit. Percent change does not include the 0.05% charge for the Enhanced Option 1 Rider. Subaccounts are assumed to have started on the inception date listed. The investment return and principal value of the variable contract will fluctuate so that the accumulated value, when redeemed, may be worth more or less than the original cost.

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED DECEMBER 31, 2003 FOR DEATH BENEFIT OPTION 2 CONTRACTS

-------------------------------------------------------------------------------------------------------------
                    Subaccount                    Inception Date*  1 Year  5 Years 10 Years Since Inception
-------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                  12/7/94     21.90%   -3.51%    N/A         4.59%
-------------------------------------------------------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity Series                     10/29/01     18.51%     N/A     N/A         5.26%
-------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series       7/14/97     16.69%   -4.30%    N/A         1.62%
-------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Growth + Value Series      10/29/01     16.53%     N/A     N/A        -3.37%
-------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series     5/1/95     27.83%   15.34%    N/A        13.68%
-------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series                 12/7/94     16.93%   -9.85%    N/A         3.43%
-------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth Series         8/15/00     35.37%     N/A     N/A       -14.75%
-------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                    12/7/94     -6.95%    1.19%    N/A         2.77%
-------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series       12/7/94      5.91%    6.22%    N/A         7.67%
-------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond Series     6/2/03       N/A      N/A     N/A        -4.23%
-------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                  8/12/02     10.09%     N/A     N/A         4.12%
-------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series           8/12/02     11.19%     N/A     N/A         8.34%
-------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select Series      8/12/02     20.01%     N/A     N/A        10.16%
-------------------------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value Series                  8/12/02     28.46%     N/A     N/A        17.54%
-------------------------------------------------------------------------------------------------------------
Phoenix-Lazard U.S. Multi-Cap Series                   8/12/02     19.05%     N/A     N/A        13.41%
-------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture Series              8/12/02      8.85%     N/A     N/A        10.76%
-------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value Series             8/12/02     20.40%     N/A     N/A        13.29%
-------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value Series               8/12/02     15.06%     N/A     N/A        10.28%
-------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Growth Stock Series             12/20/99     11.69%     N/A     N/A       -13.92%
-------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Trust Series                    10/29/01     13.30%     N/A     N/A        -3.33%
-------------------------------------------------------------------------------------------------------------
Phoenix-MFS Value Series                              10/29/01     15.41%     N/A     N/A         2.01%
-------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                        12/20/99     17.78%     N/A     N/A        -2.83%
-------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series            8/15/00     37.62%     N/A     N/A       -26.56%
-------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth and Income Series               3/2/98     17.83%   -2.26%    N/A         1.07%
-------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation Series           12/7/94     10.81%    1.71%    N/A         8.12%
-------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Value Equity Series                    3/2/98     14.51%    3.27%    N/A         4.43%
-------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Global Value Series         11/20/00     22.76%     N/A     N/A         0.00%
-------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series          3/2/98     30.33%    8.41%    N/A         4.75%
-------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series      11/20/00     33.01%     N/A     N/A        13.19%
-------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                    3/2/98     19.10%   -0.62%    N/A         2.70%
-------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                  1/29/96     26.90%   -4.36%    N/A         5.22%
-------------------------------------------------------------------------------------------------------------
Phoenix-State Street Research Small-Cap Growth Series  8/12/02     41.82%     N/A     N/A        28.98%
-------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                     3/30/01     19.73%     N/A     N/A        -4.94%
-------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                           3/30/01     15.63%     N/A     N/A        -8.43%
-------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio               6/5/00     24.55%     N/A     N/A       -16.86%
-------------------------------------------------------------------------------------------------------------
Federated Fund For U.S. Government Securities II       7/15/99     -5.39%     N/A     N/A         4.04%
-------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                     7/15/99     12.98%     N/A     N/A         0.24%
-------------------------------------------------------------------------------------------------------------
VIP Fidelity Contrafund(R) Portfolio                    6/5/00     18.65%     N/A     N/A        -4.06%
-------------------------------------------------------------------------------------------------------------
VIP Fidelity Growth Opportunities Portfolio             6/5/00     19.87%     N/A     N/A       -10.66%
-------------------------------------------------------------------------------------------------------------
VIP Fidelity Growth Portfolio                           6/5/00     22.75%     N/A     N/A       -13.72%
-------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                          11/2/98     15.69%    5.52%    N/A         5.81%
-------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund            5/1/97     41.45%    5.66%    N/A        -5.51%
-------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                       5/1/97     22.23%   -0.42%    N/A         2.18%
-------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund                  5/1/97     21.99%    4.64%    N/A         5.59%
-------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                        5/1/97     22.15%    5.74%    N/A         5.29%
-------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund                          6/2/03       N/A      N/A     N/A        -1.46%
-------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                          6/2/03       N/A      N/A     N/A        13.87%
-------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund               6/2/03       N/A      N/A     N/A         8.02%
-------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund                  7/15/99     23.28%     N/A     N/A        -7.80%
-------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                     10/29/01     18.47%     N/A     N/A        -1.18%
-------------------------------------------------------------------------------------------------------------
Technology Portfolio                                  12/20/99     36.63%     N/A     N/A       -26.84%
-------------------------------------------------------------------------------------------------------------
Wanger International Select                             2/1/99     30.58%     N/A     N/A         7.43%
-------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                          5/1/95     37.64%    8.27%    N/A        13.48%
-------------------------------------------------------------------------------------------------------------
Wanger Select                                           2/1/99     20.85%     N/A     N/A        11.81%
-------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                           5/1/95     32.41%    6.55%    N/A        14.56%
-------------------------------------------------------------------------------------------------------------

* The date that the subaccount was added to the Separate Account.

The average annual total return is the compounded return that results from holding an initial investment of $1,000 for the time period indicated. Returns for periods greater than one year are annualized. Returns are net of the investment management fees, daily administrative fees, annual contract fee, mortality and expense risk charges, and deferred surrender charges of 7% and 4% deducted from redemptions after one and five years, respectively. Surrender charges are based on the age of the deposit. Subaccounts are assumed to have started on the inception date listed. The investment return and principal value of the variable contract will fluctuate so that the accumulated value, when redeemed, may be worth more or less than the original cost.

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED DECEMBER 31, 2003 FOR DEATH BENEFIT OPTION 3 CONTRACTS

-------------------------------------------------------------------------------------------------------------
                    Subaccount                    Inception Date*  1 Year  5 Years 10 Years Since Inception
-------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                  12/7/94     21.78%   -3.62%    N/A         4.46%
-------------------------------------------------------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity Series                     10/29/01     18.39%     N/A     N/A         5.15%
-------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series       7/14/97     16.57%   -4.40%    N/A         1.50%
-------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Growth + Value Series      10/29/01     16.41%     N/A     N/A        -3.47%
-------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series     5/1/95     27.70%   15.21%    N/A        13.54%
-------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series                 12/7/94     16.81%   -9.94%    N/A         3.30%
-------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth Series         8/15/00     35.24%     N/A     N/A       -14.81%
-------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                    12/7/94     -7.04%    1.08%    N/A         2.63%
-------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series       12/7/94      5.80%    6.12%    N/A         7.59%
-------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond Series     6/2/03       N/A      N/A     N/A        -4.28%
-------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                  8/12/02      9.98%     N/A     N/A         4.02%
-------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series           8/12/02     11.07%     N/A     N/A         8.23%
-------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select Series      8/12/02     19.89%     N/A     N/A        10.05%
-------------------------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value Series                  8/12/02     28.33%     N/A     N/A        17.42%
-------------------------------------------------------------------------------------------------------------
Phoenix-Lazard U.S. Multi-Cap Series                   8/12/02     18.93%     N/A     N/A        13.29%
-------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture Series              8/12/02      8.74%     N/A     N/A        10.64%
-------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value Series             8/12/02     20.28%     N/A     N/A        13.18%
-------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value Series               8/12/02     14.94%     N/A     N/A        10.17%
-------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Growth Stock Series             12/20/99     11.58%     N/A     N/A       -14.00%
-------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Trust Series                    10/29/01     13.18%     N/A     N/A        -3.43%
-------------------------------------------------------------------------------------------------------------
Phoenix-MFS Value Series                              10/29/01     15.29%     N/A     N/A         1.91%
-------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                        12/20/99     17.66%     N/A     N/A        -2.93%
-------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series            8/15/00     37.48%     N/A     N/A       -26.62%
-------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth and Income Series               3/2/98     17.71%   -2.38%    N/A         0.95%
-------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation Series           12/7/94     10.70%    1.59%    N/A         7.98%
-------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Value Equity Series                    3/2/98     14.40%    3.15%    N/A         4.31%
-------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Global Value Series         11/20/00     22.64%     N/A     N/A        -0.08%
-------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series          3/2/98     30.20%    8.30%    N/A         4.65%
-------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series      11/20/00     32.87%     N/A     N/A        13.08%
-------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                    3/2/98     18.98%   -0.72%    N/A         2.60%
-------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                  1/29/96     26.77%   -4.46%    N/A         5.09%
-------------------------------------------------------------------------------------------------------------
Phoenix-State Street Research Small-Cap Growth Series  8/12/02     41.67%     N/A     N/A        28.85%
-------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                     3/30/01     19.61%     N/A     N/A        -5.04%
-------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                           3/30/01     15.51%     N/A     N/A        -8.52%
-------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio               6/5/00     24.43%     N/A     N/A       -16.95%
-------------------------------------------------------------------------------------------------------------
Federated Fund For U.S. Government Securities II       7/15/99     -5.49%     N/A     N/A         3.93%
-------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                     7/15/99     12.86%     N/A     N/A         0.15%
-------------------------------------------------------------------------------------------------------------
VIP Fidelity Contrafund(R) Portfolio                    6/5/00     18.54%     N/A     N/A        -4.16%
-------------------------------------------------------------------------------------------------------------
VIP Fidelity Growth Opportunities Portfolio             6/5/00     19.75%     N/A     N/A       -10.75%
-------------------------------------------------------------------------------------------------------------
VIP Fidelity Growth Portfolio                           6/5/00     22.63%     N/A     N/A       -13.81%
-------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                          11/2/98     15.57%    5.40%    N/A         5.69%
-------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund            5/1/97     41.31%    5.52%    N/A        -5.63%
-------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                       5/1/97     22.10%   -0.53%    N/A         2.06%
-------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund                  5/1/97     21.86%    4.54%    N/A         5.51%
-------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                        5/1/97     22.03%    5.62%    N/A         5.16%
-------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund                          6/2/03       N/A      N/A     N/A        -1.52%
-------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                          6/2/03       N/A      N/A     N/A        13.80%
-------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund               6/2/03       N/A      N/A     N/A         7.96%
-------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund                  7/15/99     23.16%     N/A     N/A        -7.89%
-------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                     10/29/01     18.35%     N/A     N/A        -1.28%
-------------------------------------------------------------------------------------------------------------
Technology Portfolio                                  12/20/99     36.49%     N/A     N/A       -26.92%
-------------------------------------------------------------------------------------------------------------
Wanger International Select                             2/1/99     30.44%     N/A     N/A         7.31%
-------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                          5/1/95     37.50%    8.15%    N/A        13.34%
-------------------------------------------------------------------------------------------------------------
Wanger Select                                           2/1/99     20.73%     N/A     N/A        11.68%
-------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                           5/1/95     32.28%    6.43%    N/A        14.42%
-------------------------------------------------------------------------------------------------------------

* The date that the subaccount was added to the Separate Account.

The average annual total return is the compounded return that results from holding an initial investment of $1,000 for the time period indicated. Returns for periods greater than one year are annualized. Returns are net of the investment management fees, daily administrative fees, annual contract fee, mortality and expense risk charges, and deferred surrender charges of 7% and 4% deducted from redemptions after one and five years, respectively. Surrender charges are based on the age of the deposit. Subaccounts are assumed to have started on the inception date listed. The investment return and principal value of the variable contract will fluctuate so that the accumulated value, when redeemed, may be worth more or less than the original cost.

            ANNUAL TOTAL RETURN FOR DEATH BENEFIT OPTION 1 CONTRACTS


------------------------------------------------------------------------------------------------------------------------------------
                   Subaccount                      1994    1995    1996     1997    1998     1999    2000     2001     2002    2003
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series             -0.89%   8.56%  17.53%   10.99%  26.73%   28.30% -16.57%  -24.73%  -15.57%  30.68%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity Series                                                                                    -11.70%  27.04%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series                                   30.45%   17.74% -12.26%  -12.70%  -24.37%  25.09%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Growth + Value Series                                                                     -25.74%  24.92%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities
 Series                                                           31.86%   20.91% -21.95%    3.80%  29.62%    5.66%   11.07%  37.02%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series             0.51%  29.65%  11.52%   19.94%  28.79%   28.50% -18.52%  -35.17%  -25.49%  25.35%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth Series                                                              -27.39%  -29.45%  45.10%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                2.86%   4.70%   4.03%    4.19%   4.10%    3.85%   5.09%    2.88%    0.51%  -0.22%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series  -6.38%  22.37%  11.35%   10.04%  -5.06%    4.47%   5.53%    5.13%    9.01%  13.54%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond
Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                                                                                         18.02%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series                                                                                  19.20%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select Series                                                                             28.65%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value Series                                                                                         37.70%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard U.S. Multi-Cap Series                                                                                          27.62%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture Series                                                                                     16.70%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value Series                                                                                    29.07%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value Series                                                                                      23.35%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Growth Stock Series                                                          -11.97%  -24.54%  -29.48%  19.74%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Trust Series                                                                                   -21.51%  21.46%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Value Series                                                                                             -14.62%  23.73%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                                                                      -6.40%   -6.83%  -16.26%  26.26%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series                                                                 -33.66%  -38.14%  47.51%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth and Income Series                                                   15.93%  -7.44%   -9.00%  -23.21%  26.32%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation Series      -2.33%  17.09%   8.02%   19.60%  19.66%   10.24%  -0.31%    0.95%  -12.37%  18.79%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Value Equity Series                                                        23.17%  31.00%  -18.70%  -22.64%  22.76%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Global Value Series                                                                -7.68%  -15.24%  31.59%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series                                             -11.13%  15.85%   21.88%   -9.37%  39.71%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series                                                             14.71%   -9.36%  42.57%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                                                        44.28%  12.73%  -25.96%  -33.11%  27.67%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                                      16.06%  43.35%   53.57% -12.26%  -28.02%  -35.57%  36.03%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-State Street Research Small-Cap Growth
 Series                                                                                                                       52.01%
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                 1.58%  34.47%  16.52%   12.49%  18.23%   43.32% -11.71%  -23.97%  -25.04%  28.35%
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                       3.10%  35.03%  13.98%   22.58%  31.22%   28.73% -15.41%  -13.35%  -30.89%  23.95%
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                         11.03%   18.61%  56.42%   76.47% -25.51%  -16.69%  -34.51%  33.51%
------------------------------------------------------------------------------------------------------------------------------------
Federated Fund For U.S. Government Securities II           7.74%   3.21%    7.55%   6.64%   -1.52%   9.99%    6.06%    8.07%   1.44%
------------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                        19.25%  13.22%   12.76%   1.73%    1.36%  -9.84%    0.47%    0.48%  21.12%
------------------------------------------------------------------------------------------------------------------------------------
VIP Fidelity Contrafund(R) Portfolio                                               28.77%   23.04%  -7.54%  -13.16%  -10.24%  27.20%
------------------------------------------------------------------------------------------------------------------------------------
VIP Fidelity Growth Opportunities Portfolio                                        23.39%    3.25% -17.91%  -15.22%  -22.62%  28.49%
------------------------------------------------------------------------------------------------------------------------------------
VIP Fidelity Growth Portfolio                                                      38.13%   36.06% -11.86%  -18.47%  -30.83%  31.59%
------------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                                                                8.28%  11.45%    6.08%  -12.61%  24.02%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund                              -30.06% -21.79%   51.87% -32.66%   -8.92%   -1.05%  51.62%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                 -3.78%  13.97%  22.12%   12.44%   8.05%   22.10%  -3.24%  -16.76%  -19.30%  31.02%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund            -4.14%  21.11%  17.46%   14.18%   5.10%   21.41%  -0.85%  -10.76%   -5.25%  30.77%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                  -3.39%  23.78%  20.98%   10.54%   0.03%   27.56%   6.22%   -2.20%  -19.22%  30.95%
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                                                     28.90%   22.16% -21.02%  -24.27%  -36.30%  37.94%
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                                                                                     28.73%
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund                                              20.46%   26.42% -17.40%  -25.37%  -22.30%  32.15%
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                                                  27.56%   19.31% -10.05%  -12.99%  -23.02%  27.00%
------------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                                                               -24.27%  -49.32%  -49.43%  46.45%
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                                                                         -2.46%  -27.28%  -16.06%  39.97%
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                                    30.78%   -2.39%  15.24%  124.39% -28.50%  -21.98%  -14.61%  47.53%
------------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                                                                        8.48%    8.11%   -8.45%  29.55%
------------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                                     45.23%   28.20%   7.66%   23.92%  -8.98%   10.38%  -17.56%  41.93%
------------------------------------------------------------------------------------------------------------------------------------


       Annual Total Returns are net of investment management fees, daily administrative fees, and mortality and expense risk charges.

 THESE RATES OF RETURN ARE NOT AN ESTIMATE OR GUARANTEE OF FUTURE PERFORMANCE.

            ANNUAL TOTAL RETURN FOR DEATH BENEFIT OPTION 2 CONTRACTS


------------------------------------------------------------------------------------------------------------------------------------
                  Subaccount                     1994    1995    1996    1997     1998    1999      2000    2001     2002     2003
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series           -1.23%   8.18%  17.12%  10.60%   26.29%  27.86%   -16.86% -25.00%  -15.87%   30.22%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity Series                                                                                  -12.01%   26.59%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index
  Series                                                                         29.99%  17.33%   -12.57% -13.01%  -24.64%   24.65%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Growth + Value
  Series                                                                                                           -26.00%   24.48%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities
  Series                                                        31.39%  20.49%  -22.22%   3.45%    29.18%   5.28%   10.68%   36.54%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series           0.16%  29.20%  11.13%  19.53%   28.34%  28.04%   -18.81% -35.41%  -25.75%   24.91%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth Series                                                            -27.65%  -29.70%   44.59%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series              2.50%   4.34%   3.66%   3.83%    3.74%   3.50%     4.73%   2.52%    0.15%   -0.57%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income
  Series                                        -6.71%  21.95%  10.96%   9.65%   -5.39%   4.11%     5.16%   4.76%    8.62%   13.14%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond
   Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                                                                                        17.61%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series                                                                                 18.78%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select
  Series                                                                                                                     28.19%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value Series                                                                                        37.21%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard U.S. Multi-Cap Series                                                                                         27.17%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture Series                                                                                    16.29%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value Series                                                                                   28.61%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value Series                                                                                     22.91%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Growth Stock Series                                                         -12.27% -24.80%  -29.73%   19.32%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Trust Series                                                                                 -21.79%   21.03%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Value Series                                                                                           -14.92%   23.29%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                                                                     -6.73%  -7.16%  -16.56%   25.81%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series                                                               -33.90%  -38.36%   46.99%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth and Income Series                                                15.56%    -7.77%  -9.32%  -23.48%   25.87%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation Series    -2.67%  16.68%   7.64%  19.18%   19.24%   9.90%    -0.66%   0.59%  -12.68%   18.38%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Value Equity Series                                                     22.74%    30.55% -18.99%  -22.91%   22.33%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Global Value Series                                                              -8.02%  -15.54%   31.13%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series                                          -11.43%    15.46%  21.45%   -9.69%   39.21%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value
  Series                                                                                                   14.31%   -9.68%   42.07%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                                                     43.79%    12.34% -26.23%  -33.34%   27.22%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                                   15.66%   42.85%  53.08%   -12.57% -28.28%  -35.79%   35.55%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-State Street Research Small-Cap
  Growth Series                                                                                                              51.47%
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund               1.23%  34.01%  16.11%  12.10%   17.82%  42.82%   -12.01% -24.24%  -25.30%   27.90%
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                     2.75%  34.56%  13.58%  22.15%   30.76%  28.29%   -15.71% -13.66%  -31.13%   23.52%
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                       10.63%  18.19%   55.87%  75.85%   -25.77% -16.99%  -34.74%   33.04%
------------------------------------------------------------------------------------------------------------------------------------
Federated Fund For U.S. Government Securities II         7.37%   2.85%   7.18%    6.27%  -1.87%     9.61%   5.69%    7.68%    1.09%
------------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                      18.83%  12.83%  12.36%    1.37%   1.01%   -10.15%   0.11%    0.12%   20.69%
------------------------------------------------------------------------------------------------------------------------------------
VIP Fidelity Contrafund(R) Portfolio                                             28.32%  22.61%    -7.87% -13.46%  -10.56%   26.75%
------------------------------------------------------------------------------------------------------------------------------------
VIP Fidelity Growth Opportunities Portfolio                                      22.96%   2.89%   -18.21% -15.52%  -22.89%   28.04%
------------------------------------------------------------------------------------------------------------------------------------
VIP Fidelity Growth Portfolio                                                    37.65%  35.58%   -12.17% -18.76%  -31.07%   31.12%
------------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                                                             7.90%    11.07%   5.71%  -12.91%   23.58%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund                           -30.31%  -22.07%  51.36%   -32.90%  -9.24%   -1.40%   51.08%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund               -4.11%  13.57%  21.69%  12.05%    7.67%  21.68%    -3.58% -17.05%  -19.58%   30.56%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund          -4.48%  20.69%  17.05%  13.78%    4.73%  20.99%    -1.19% -11.08%   -5.58%   30.31%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                -3.73%  23.35%  20.56%  10.16%   -0.32%  27.16%     5.85%  -2.55%  -19.51%   30.48%
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                                                   28.45%  21.73%   -21.29% -24.54%  -36.52%   37.46%
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                                                                                    28.28%
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund                                            20.04%  25.98%   -17.69% -25.64%  -22.58%   31.69%
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                                                27.12%  18.89%   -10.36% -13.30%  -23.29%   26.56%
------------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                                                              -24.54% -49.50%  -49.61%   45.93%
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                                                                        -2.80% -27.54%  -16.35%   39.47%
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                                  30.32%  -2.74%   14.83% 123.65%   -28.75% -22.26%  -14.91%   47.01%
------------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                                                                       8.10%   7.72%   -8.77%   29.09%
------------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                                   44.72%  27.76%    7.29%  23.50%    -9.30%   9.99%  -17.85%   41.43%
------------------------------------------------------------------------------------------------------------------------------------


       Annual Total Returns are net of investment management fees, daily administrative fees, and mortality and expense risk charges.

 THESE RATES OF RETURN ARE NOT AN ESTIMATE OR GUARANTEE OF FUTURE PERFORMANCE.

            ANNUAL TOTAL RETURN FOR DEATH BENEFIT OPTION 3 CONTRACTS


------------------------------------------------------------------------------------------------------------------------------------
                  Subaccount                     1994    1995    1996    1997     1998    1999      2000    2001     2002     2003
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series           -1.38%   8.02%  16.94%  10.44%   26.10%  27.67%   -16.94% -25.08%  -15.96%   30.09%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity Series                                                                                  -12.10%   26.46%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index
  Series                                                                         29.80%  17.18%   -12.66% -13.10%  -24.72%   24.53%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Growth + Value
  Series                                                                                                           -26.08%   24.36%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities
  Series                                                        31.20%  20.31%  -22.34%   3.30%    29.05%   5.18%   10.57%   36.40%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series           0.01%  29.01%  10.96%  19.35%   28.15%  27.87%   -18.89% -35.48%  -25.83%   24.78%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth Series                                                            -27.73%  -29.77%   44.45%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series              2.35%   4.18%   3.51%   3.67%    3.58%   3.34%     4.62%   2.41%    0.05%   -0.67%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income
  Series                                        -6.73%  21.89%  10.91%   9.60%   -5.44%   4.04%     5.05%   4.65%    8.51%   13.03%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond
  Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                                                                                        17.49%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series                                                                                 18.66%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select
  Series                                                                                                                     28.06%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value Series                                                                                        37.07%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard U.S. Multi-Cap Series                                                                                         27.04%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture Series                                                                                    16.17%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value Series                                                                                   28.48%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value Series                                                                                     22.79%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Growth Stock Series                                                         -12.36% -24.88%  -29.80%   19.19%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Trust Series                                                                                 -21.87%   20.91%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Value Series                                                                                           -15.01%   23.16%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                                                                     -6.82%  -7.26%  -16.64%   25.68%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series                                                               -33.93%  -38.42%   46.84%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth and Income Series                                                15.36%    -7.86%  -9.41%  -23.56%   25.74%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation Series    -2.82%  16.51%   7.48%  19.01%   19.06%   9.71%    -0.75%   0.49%  -12.77%   18.26%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Value Equity Series                                                     22.55%    30.42% -19.07%  -22.99%   22.20%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Global Value Series                                                              -8.09%  -15.62%   31.00%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series                                          -11.49%    15.32%  21.32%   -9.78%   39.07%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value
  Series                                                                                                   14.20%   -9.77%   41.92%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                                                     43.64%    12.27% -26.30%  -33.41%   27.10%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                                   15.48%   42.64%  52.84%   -12.66% -28.35%  -35.86%   35.41%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-State Street Research Small-Cap
  Growth Series                                                                                                              51.32%
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund               1.13%  33.87%  15.99%  11.98%   17.70%  42.68%   -12.10% -24.32%  -25.38%   27.77%
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                     2.64%  34.43%  13.47%  22.03%   30.63%  28.16%   -15.79% -13.74%  -31.20%   23.39%
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                       10.52%  18.07%   55.72%  75.68%   -25.85% -17.07%  -34.80%   32.91%
------------------------------------------------------------------------------------------------------------------------------------
Federated Fund For U.S. Government
  Securities II                                          7.21%   2.69%   7.02%    6.11%  -2.01%     9.51%   5.58%    7.58%    0.98%
------------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                      18.77%  12.77%  12.31%    1.32%   0.94%   -10.23%   0.01%    0.02%   20.57%
------------------------------------------------------------------------------------------------------------------------------------
VIP Fidelity Contrafund(R) Portfolio                                             28.20%  22.48%    -7.96% -13.55%  -10.65%   26.62%
------------------------------------------------------------------------------------------------------------------------------------
VIP Fidelity Growth Opportunities Portfolio                                      22.84%   2.79%   -18.29% -15.60%  -22.97%   27.91%
------------------------------------------------------------------------------------------------------------------------------------
VIP Fidelity Growth Portfolio                                                    37.51%  35.45%   -12.26% -18.84%  -31.14%   30.99%
------------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                                                             7.73%    10.96%   5.60%  -13.00%   23.46%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund                           -30.41%  -22.18%  50.99%   -32.95%  -9.33%   -1.49%   50.93%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund               -4.26%  13.40%  21.51%  11.88%    7.51%  21.50%    -3.68% -17.14%  -19.66%   30.43%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund          -4.52%  20.63%  16.99%  13.74%    4.68%  20.91%    -1.29% -11.17%   -5.68%   30.17%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                -3.87%  23.17%  20.37%   9.99%   -0.47%  26.97%     5.74%  -2.65%  -19.59%   30.35%
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                                                   28.32%  21.61%   -21.37% -24.61%  -36.59%   37.32%
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                                                                                    28.15%
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund                                            19.86%  25.80%   -17.74% -25.71%  -22.66%   31.56%
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                                                26.99%  18.77%   -10.45% -13.39%  -23.37%   26.43%
------------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                                                              -24.62% -49.56%  -49.66%   45.78%
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                                                                        -2.89% -27.62%  -16.44%   39.33%
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                                  30.12%  -2.88%   14.66% 123.32%   -28.82% -22.34%  -15.00%   46.86%
------------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                                                                       8.00%   7.61%   -8.87%   28.96%
------------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                                   44.50%  27.57%    7.12%  23.32%    -9.39%   9.88%  -17.93%   41.29%
------------------------------------------------------------------------------------------------------------------------------------


       Annual Total Returns are net of investment management fees, daily administrative fees, and mortality and expense risk charges.

  THESE RATES OF RETURN ARE NOT AN ESTIMATE OR GUARANTEE OF FUTURE PERFORMANCE

CALCULATION OF YIELD AND RETURN
--------------------------------------------------------------------------------
    Yield of the Phoenix-Goodwin Money Market Subaccount. We calculate the yield of the Phoenix-Goodwin Money Market Subaccount for a 7-day "base period" by determining the "net change in value" of a hypothetical pre-existing account. We assume the hypothetical account had an initial balance of one share at the beginning of the base period. We then determine what the value of the hypothetical account would have been at the end of the 7-day base period. The end value minus the initial value gives us the net change in value for the hypothetical account. The net change in value can then be divided by the initial value giving us the base period return (one week's return). To find the equivalent annual return we multiply the base period return by 365/7. The equivalent effective annual yield differs from the annual return because we assume all returns are reinvested in the subaccount. We carry results to the nearest hundredth of one percent.

    The net change in value of the hypothetical account includes the daily net investment income of the account (after expenses), but does not include realized gains or losses or unrealized appreciation or depreciation on the underlying fund shares.

    The yield/return calculations include a mortality and expense risk charge equal to either .775% (Option 1), 1.125% (Option 2) or 1.225% (Option 3) on an annual basis, and a daily administrative fee equal to 0.125% on an annual basis.

    The Phoenix-Goodwin Money Market Subaccount return and effective yield will vary in response to fluctuations in interest rates and in the expenses of the subaccount.

    We do not include the maximum annual administrative fee in calculating the current return and effective yield. Should such a fee apply to your account, current return and/or effective yield for your account could be reduced.

Example Calculations:


    The following examples of a return/yield calculations for the Phoenix-Goodwin Money Market Subaccount were based on the 7-day period ending December 31, 2003:


DEATH BENEFIT OPTION 1 CONTRACTS


Value of hypothetical pre-existing account with
  exactly one Unit at the beginning of the period:..........   $1.000000
Value of the same account (excluding capital
  changes) at the end of the 7-day period:..................    0.999964
Calculation:
  Ending account value......................................    0.999964
  Less beginning account value..............................    1.000000
  Net change in account value...............................    0.000036
Base period return:
  (net change/beginning account value)......................    0.000029
Current yield = return x (365/7) =..........................      -0.19%
Effective yield = [(1 + return)365/7] -1 =..................      -0.19%


DEATH BENEFIT OPTION 2 CONTRACTS


Value of hypothetical pre-existing account with
  exactly one unit at the beginning of the period:..........   $1.000000
Value of the same account (excluding capital
  changes) at the end of the 7-day period:..................    0.999895
Calculation:
  Ending account value......................................    0.999895
  Less beginning account value..............................    1.000000
  Net change in account value...............................   -0.000105
Base period return:
  (net change/beginning account value)......................   -0.000105
Current yield = return x (365/7) =..........................      -0.55%
Effective yield = [(1 + return)(365/7)] -1 =................      -0.54%


DEATH BENEFIT OPTION 3 CONTRACTS


Value of hypothetical pre-existing account with
  exactly one unit at the beginning of the period:..........   $1.000000
Value of the same account (excluding capital
  changes) at the end of the 7-day period:..................    0.999876
Calculation:
  Ending account value......................................    0.999876
  Less beginning account value..............................    1.000000
  Net change in account value...............................   -0.000124
Base period return:
  (net change/beginning account value)......................   -0.000124
Current yield = return x (365/7) =..........................      -0.65%
Effective yield = [(1 + return)(365/7)] -1 =................      -0.65%


    Yields and total returns may be higher or lower than in the past and there is no assurance that any historical results will continue.


    Calculation of Total Return. Total return measures the change in value of a subaccount investment over a stated period. We compute total returns by finding the average annual compounded rates of return over the one, five and ten year periods that would equate the initial amount invested to the ending redeemable value according to a formula. The formula for total return includes the following steps:


(1) We assume a hypothetical $1,000 initial investment in the subaccount;

(2) We determine the value the hypothetical initial investment would have were it redeemed at the end of each period. All recurring fees and any applicable contingent deferred sales charges are deducted. This figure is the ending redeemable value (ERV in the formula given below);

(3) We divide this value by the initial $1,000 investment, resulting in ratio of the ending redeemable value to the initial value for that period;

(4) To get the average annual total return we take the nth root of the ratio from step (3), where n equals the number of years in that period (e.g., 1, 5, 10), and subtract one.

 The formula in mathematical terms is:

 R = ((ERV / II)(1/n)) - 1

 Where:
    II       =     a hypothetical initial payment of $1,000

    R        =     average annual total return for the period

    n        =     number of years in the period

    ERV      =     ending redeemable value of the hypothetical
                   $1,000 for the period [see (2) and (3) above]

    We normally calculate total return for one, five and ten year periods for each subaccount. If a subaccount has not been available for at least ten years, we will provide total returns for other relevant periods.


PERFORMANCE INFORMATION

    Advertisements, sales literature and other communications may contain information about a series' or advisor's current investment strategies and management style. An advisor may alter investment strategies and style in response to changing market and economic conditions. A fund may wish to make known a series' specific portfolio holdings or holdings in specific industries. A fund may also separately illustrate the income and capital gain portions of a series' total return. Performance might also be advertised by breaking down returns into equity and debt components. A series may compare its equity or bond return figure to any of a number of well-known benchmarks of market performance, including, but not limited to:

    The Dow Jones Industrial Average(SM) (1)
    First Boston High Yield Index
    Salomon Brothers Corporate Index
    Salomon Brothers Government Bond Index

    Standard & Poor's 500 Index(R) (S&P 500)(2)


    Each subaccount may include its yield and total return in advertisements or communications with current or prospective contract owners. Each subaccount may also include in such advertisements, its ranking or comparison to similar mutual funds by organizations such as:

    Lipper Analytical Services
    Morningstar, Inc.
    Thomson Financial

    A fund may also compare a series' performance to other investment or savings vehicles (such as certificates of deposit) and may refer to results published in publications such as:

    Barron's
    Business Week
    Changing Times
    Consumer Reports
    Financial Planning
    Financial Services Weekly
    Forbes
    Fortune
    Investor's Business Daily
    Money
    Personal Investor
    The New York Times
    Registered Representative
    U.S. News and World Report
    The Wall Street Journal

    A fund may also illustrate the benefits of tax deferral by comparing taxable investments with investments through tax-deferred retirement plans.

    The total return and yield may be used to compare the performance of the subaccounts with certain commonly used standards for stock and bond market performance. Such indices include, but are not limited to:

    The Dow Jones Industrial Average(SM) (1)
    First Boston High Yield Index
    Salomon Brothers Corporate Index

    Salomon Brothers Government Bond Index
    S&P 500(2)


CALCULATION OF ANNUITY PAYMENTS
--------------------------------------------------------------------------------
    See your prospectus in the section titled "The Annuity Period" for a description of the annuity options.

    You may elect a payment option by written request as described in your prospectus. If you do not elect an option, amounts held under the contract will be applied to provide a Variable Payment Life Expectancy Annuity (Option L) on the maturity date. You may not change your election after the first annuity payment.

FIXED ANNUITY PAYMENTS
--------------------------------------------------------------------------------
    Fixed annuity payments are determined by the total dollar value for all subaccounts' accumulation units, all amounts held in the GIA and the MVA Account. For each contract the resulting dollar value is then multiplied by the applicable annuity purchase rate, which reflects the age (and sex for nontax-qualified plans) of the annuitant or annuitants, for the fixed payment annuity option selected. The guaranteed annuity payment rates will be no less favorable than the following:

    Under Options A, B, D, E and F rates are based on the a-49 Annuity Table(4) projected to 1985 with Projection Scale B. We use an interest rate of 3-3/8% for 5- and 10-year certain periods under Option A, for the 10-year certain period under Option F, and for Option E; an interest rate of 3-1/4% for the 20-year certain period under Options A and F; an interest rate of 3-1/2% under Options B and D. Under Options G and H, the guaranteed interest rate is 3%.

    It is possible that we may have more favorable (i.e., higher-paying) rates in effect on the maturity date.

VARIABLE ANNUITY PAYMENTS
    Under all variable annuity payment options except Option L, the first payment is based on an assumed annual investment rate of 4-1/2%. All subsequent payments may be higher or lower depending on investment experience of the subaccounts.

    Under Options I, J, K, M and N, we determine the first payment by multiplying the amounts held under the selected option in each subaccount by the applicable annuity payment option rate, which reflects the age (and sex for nontax-qualified plans) of the annuitant or annuitants. The first payment equals the total of such amounts determined for each subaccount. We determine future payments under these options by multiplying the contract value in each subaccount (Number of Annuity Units times the Annuity Unit Value) by the applicable annuity payment option rate on the payment calculation date. The payment will equal the sum of the amounts provided by each subaccount investment.

    Under Option L, we determine the amount of the annual distribution by dividing the amount of contract value held under this option on December 31 of the previous year by the life expectancy of the annuitant or the joint life expectancy of the annuitant and joint annuitant at that time.

    Under Options I, J, M and N, the applicable options rate used to determine the first payment amount will not be less than the rate based on the 1983 Table A (1983 IAM)(4) projected with Projection Scale G to the year 2040, and with continued projection thereafter, and on the assumed investment rate. Under Option K, the rate will be based on the number of payments to be made during the specified period and the assumed investment rate.

    We deduct a daily charge for mortality and expense risks and a daily administrative fee from contract values held in the subaccounts. See your prospectus in the section titled "Deductions and Charges." Electing Option K will result in a mortality risk deduction being made even though we assume no mortality risk under that option.

EXPERTS
--------------------------------------------------------------------------------

     The financial statements of PHL Variable Accumulation Account (The Phoenix Edge(R) - VA (Death Benefit Option 1)), PHL Variable Accumulation Account (The Phoenix Edge(R) - VA (Death Benefit Option 2)) and PHL Variable Accumulation Account (The Phoenix Edge(R) - VA (Death Benefit Option 3)) at December 31, 2003, and the results of their operations and the changes in their net assets for each of the periods indicated and the financial statements of PHL Variable Insurance Company at December 31, 2003 and 2002, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2003, included in this prospectus have been so included in reliance on the reports of PricewaterhouseCoopers LLP, 100 Pearl Street, Hartford, Connecticut, 06103, independent accountants, given on the authority of said firm as experts in auditing and accounting.

    Matthew A. Swendiman, Counsel, and Brian A. Giantonio, Counsel, The Phoenix Companies, Inc., have provided advice on certain matters relating to the federal securities, state regulations and income tax laws in connection with the contracts described in this prospectus.


---------------------------

(1) The Dow Jones Industrial Average(SM) (DJIA(SM)) is an unweighted(3) index of 30 industrial "blue chip" U.S. stocks. It is the oldest continuing U.S. market index. The 30 stocks now in the DJIA(SM) are both widely-held and a major influence in their respective industries. The average is computed in such a way as to preserve its historical continuity and account for such factors as stock splits and periodic changes in the components of the index. The editors of The Wall Street Journal select the component stocks of the DJIA(SM).

(2) The S&P 500 is a market-value weighted(3) index composed of 500 stocks chosen for market size, liquidity, and industry group representation. It is one of the most widely used indicators of U.S. Stock Market performance. The composition of the S&P 500 changes from time to time. Standard & Poor's Index Committee makes all decisions about the S&P 500.

(3) Weighted and unweighted indexes: A market-value, or capitalization, weighted index uses relative market value (share price multiplied by the number of shares outstanding) to "weight" the influence of a stock's price on the index. Simply put, larger companies' stock prices influence the index more than smaller companies' stock prices. An unweighted index (such as the Dow Jones Industrial Average(SM)) uses stock price alone to determine the index value. A company's relative size has no bearing on its impact on the index.

(4) The Society of Actuaries developed these tables to provide payment rates for annuities based on a set of mortality tables acceptable to most regulating authorities.

--------------------------------------------------------------------------------
                                                         [LOGO]PHOENIX
                                                      WEALTH MANAGEMENT(R)
   THE
   PHOENIX
      EDGE(R)-VA

--------------------------------------------------------------------------------
           V A R I A B L E  A N N U I T Y  A N N U A L  R E P O R T
--------------------------------------------------------------------------------

                   PHL VARIABLE ACCUMULATION ACCOUNT
                   DECEMBER 31, 2003

                                                              DEATH BENEFIT
                                                                 OPTION 1
--------------------------------------------------------------------------------
VA0217AR1 (C)2004 The Phoenix Companies, Inc.

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003

                                                                                            PHOENIX-
                                                PHOENIX-                                   ALLIANCE/         PHOENIX-ALLIANCE/
                                                ABERDEEN             PHOENIX-AIM           BERNSTEIN             BERNSTEIN
                                              INTERNATIONAL         MID-CAP EQUITY       ENHANCED INDEX       GROWTH + VALUE
                                               SUBACCOUNT             SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                           ------------------    -------------------   ------------------   -------------------
ASSETS
   Investment at cost                      $        7,056,042    $           299,299   $        4,365,723   $           381,380
                                           ==================    ===================   ==================   ===================
   Investment at market                    $        5,241,017    $           371,931   $        3,252,274   $           364,701
                                           ------------------    -------------------   ------------------   -------------------
      Total assets                                  5,241,017                371,931            3,252,274               364,701
LIABILITIES
   Accrued expenses                                     4,155                    296               2,604                    285
                                           ------------------    -------------------   ------------------   -------------------
NET ASSETS                                 $        5,236,862    $           371,635   $        3,249,670   $           364,416
                                           ==================    ===================   ==================   ===================
   Accumulation units                               5,236,862                371,635            3,249,670               364,416
   Contracts in payout (annuitization)
     period                                               -                      -                    -                     -
                                           ------------------    -------------------   ------------------   -------------------
NET ASSETS                                 $        5,236,862    $           371,635   $        3,249,670   $           364,416
                                           ==================    ===================   ==================   ===================
Accumulation units outstanding                      3,195,573                155,695            2,083,479               183,797
                                           ==================    ===================   ==================   ===================
Unit value                                 $         1.638787    $          2.386949   $         1.559733   $          1.982706
                                           ==================    ===================   ==================   ===================

                                                                                            PHOENIX-
                                             PHOENIX-DUFF &           PHOENIX-           ENGEMANN SMALL           PHOENIX-
                                              PHELPS REAL             ENGEMANN             & MID-CAP           GOODWIN MONEY
                                            ESTATE SECURITIES       CAPITAL GROWTH           GROWTH               MARKET
                                               SUBACCOUNT             SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                           ------------------    -------------------   ------------------   -------------------
ASSETS
   Investment at cost                      $        3,592,658    $        23,171,570   $        1,704,878   $         4,751,955
                                           ==================    ===================   ==================   ===================
   Investment at market                    $        5,180,261    $        12,206,662   $        1,505,184   $         4,751,955
                                           ------------------    -------------------   ------------------   -------------------
      Total assets                                  5,180,261             12,206,662            1,505,184             4,751,955
LIABILITIES
   Accrued expenses                                     4,127                  9,696                1,187                 3,912
                                           ------------------    -------------------   ------------------   -------------------
NET ASSETS                                 $        5,176,134    $        12,196,966   $        1,503,997   $         4,748,043
                                           ==================    ===================   ==================   ===================
   Accumulation units                               5,176,134             12,195,832            1,503,997             4,742,349
   Contracts in payout (annuitization)
     period                                               -                    1,134                  -                   5,694
                                           ------------------    -------------------   ------------------   -------------------
NET ASSETS                                 $        5,176,134    $        12,196,966   $        1,503,997   $         4,748,043
                                           ==================    ===================   ==================   ===================
Accumulation units outstanding                      1,157,244             10,207,136            1,292,181             2,154,851
                                           ==================    ===================   ==================   ===================
Unit value                                 $         4.472811    $          1.194945   $         1.163923   $          2.203421
                                           ==================    ===================   ==================   ===================

                                                 PHOENIX-               PHOENIX-
                                             GOODWIN MULTI-          GOODWIN MULTI-
                                              SECTOR FIXED            SECTOR SHORT        PHOENIX-JANUS         PHOENIX-KAYNE
                                                 INCOME                TERM BOND         FLEXIBLE INCOME      RISING DIVIDENDS
                                               SUBACCOUNT             SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                           ------------------    -------------------   ------------------   -------------------
ASSETS
   Investment at cost                      $        6,746,207    $         9,642,833   $        4,489,254   $           796,942
                                           ==================    ===================   ==================   ===================
   Investment at market                    $        7,179,007    $         9,698,123   $        4,757,098   $           897,507
                                           ------------------    -------------------   ------------------   -------------------
      Total assets                                  7,179,007              9,698,123            4,757,098               897,507
LIABILITIES
   Accrued expenses                                     5,806                  7,843                3,860                   710
                                           ------------------    -------------------   ------------------   -------------------
NET ASSETS                                 $        7,173,201    $         9,690,280   $        4,753,238   $           896,797
                                           ==================    ===================   ==================   ===================
   Accumulation units                               7,154,693              9,690,280            4,743,117               896,797
   Contracts in payout (annuitization)
     period                                            18,508                    -                 10,121                   -
                                           ------------------    -------------------   ------------------   -------------------
NET ASSETS                                 $        7,173,201    $         9,690,280   $        4,753,238   $           896,797
                                           ==================    ===================   ==================   ===================
Accumulation units outstanding                      2,536,859              9,461,142            1,841,610               394,881
                                           ==================    ===================   ==================   ===================
Unit value                                 $         2.827591    $          1.024219   $         2.581024   $          2.271058
                                           ==================    ===================   ==================   ===================

                        See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003
                                   (CONTINUED)

                                              PHOENIX-KAYNE        PHOENIX-LAZARD        PHOENIX-LAZARD
                                                SMALL-CAP           INTERNATIONAL        SMALL-CAP VALUE      PHOENIX-LAZARD
                                              QUALITY VALUE         EQUITY SELECT            SELECT           U.S. MULTI-CAP
                                               SUBACCOUNT            SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                           ------------------    -------------------   ------------------   -------------------
ASSETS
   Investment at cost                      $          270,531    $           555,155   $        1,389,491   $            83,728
                                           ==================    ===================   ==================   ===================
   Investment at market                    $          302,779    $           679,630   $        1,486,171   $            98,273
                                           ------------------    -------------------   ------------------   -------------------
      Total assets                                    302,779                679,630            1,486,171                98,273
LIABILITIES
   Accrued expenses                                       238                    535                1,161                    78
                                           ------------------    -------------------   ------------------   -------------------
NET ASSETS                                 $          302,541    $           679,095   $        1,485,010   $            98,195
                                           ==================    ===================   ==================   ===================
   Accumulation units                                 302,541                679,095            1,485,010                98,195
   Contracts in payout (annuitization)
     period                                               -                      -                    -                     -
                                           ------------------    -------------------   ------------------   -------------------
NET ASSETS                                 $          302,541    $           679,095   $        1,485,010   $            98,195
                                           ==================    ===================   ==================   ===================
Accumulation units outstanding                        126,083                276,536              552,831                38,413
                                           ==================    ===================   ==================   ===================
Unit value                                 $         2.399542    $          2.455726   $         2.686193   $          2.556265
                                           ==================    ===================   ==================   ===================

                                              PHOENIX-LORD           PHOENIX-LORD        PHOENIX-LORD          PHOENIX-MFS
                                              ABBETT BOND-           ABBETT LARGE-      ABBETT MID-CAP       INVESTORS GROWTH
                                               DEBENTURE              CAP VALUE             VALUE                  STOCK
                                               SUBACCOUNT             SUBACCOUNT          SUBACCOUNT             SUBACCOUNT
                                           ------------------    -------------------   ------------------   -------------------
ASSETS
   Investment at cost                      $          215,994    $           643,015   $          570,388   $        14,831,282
                                           ==================    ===================   ==================   ===================
   Investment at market                    $          229,546    $           767,928   $          688,231   $         9,431,367
                                           ------------------    -------------------   ------------------   -------------------
      Total assets                                    229,546                767,928              688,231             9,431,367
LIABILITIES
   Accrued expenses                                       180                    609                  549                 7,538
                                           ------------------    -------------------   ------------------   -------------------
NET ASSETS                                 $          229,366    $           767,319   $          687,682   $         9,423,829
                                           ==================    ===================   ==================   ===================
   Accumulation units                                 229,366                767,319              687,682             9,408,836
   Contracts in payout (annuitization)
     period                                               -                      -                    -                  14,993
                                           ------------------    -------------------   ------------------   -------------------
NET ASSETS                                 $          229,366    $           767,319   $          687,682   $         9,423,829
                                           ==================    ===================   ==================   ===================
Accumulation units outstanding                         92,718                300,576              279,623             8,297,831
                                           ==================    ===================   ==================   ===================
Unit value                                 $         2.473825    $          2.552819   $         2.459306   $          1.135698
                                           ==================    ===================   ==================   ===================

                                                                                                                PHOENIX-
                                                                                                                NORTHERN
                                               PHOENIX-MFS           PHOENIX-MFS             PHOENIX-           NASDAQ-100
                                             INVESTORS TRUST            VALUE            NORTHERN DOW 30         INDEX(R)
                                               SUBACCOUNT             SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                           ------------------    -------------------   ------------------   -------------------
ASSETS
   Investment at cost                      $          239,316    $         2,226,512   $        2,933,643   $         1,299,269
                                           ==================    ===================   ==================   ===================
   Investment at market                    $          271,711    $         2,435,419   $        2,904,718   $         1,346,543
                                           ------------------    -------------------   ------------------   -------------------
      Total assets                                    271,711              2,435,419            2,904,718             1,346,543
LIABILITIES
   Accrued expenses                                       218                  1,912                2,219                 1,021
                                           ------------------    -------------------   ------------------   -------------------
NET ASSETS                                 $          271,493    $         2,433,507   $        2,902,499   $         1,345,522
                                           ==================    ===================   ==================   ===================
   Accumulation units                                 271,493              2,433,507            2,902,499             1,345,522
   Contracts in payout (annuitization)
     period                                               -                      -                    -                     -
                                           ------------------    -------------------   ------------------   -------------------
NET ASSETS                                 $          271,493    $         2,433,507   $        2,902,499   $         1,345,522
                                           ==================    ===================   ==================   ===================
Accumulation units outstanding                        136,799              1,091,108            1,568,068             1,776,672
                                           ==================    ===================   ==================   ===================
Unit value                                 $         1.984599    $          2.230305   $         1.851003   $          0.757328
                                           ==================    ===================   ==================   ===================

                        See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003
                                   (CONTINUED)

                                                                       PHOENIX-
                                                PHOENIX-               OAKHURST             PHOENIX-          PHOENIX-SANFORD
                                            OAKHURST GROWTH           STRATEGIC          OAKHURST VALUE       BERNSTEIN GLOBAL
                                              AND INCOME              ALLOCATION             EQUITY                VALUE
                                              SUBACCOUNT              SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                           ------------------    -------------------   ------------------   -------------------
ASSETS
   Investment at cost                      $        9,836,402    $        16,189,767   $       12,419,162   $           546,723
                                           ==================    ===================   ==================   ===================
   Investment at market                    $        8,422,226    $        15,924,966   $       10,837,904   $           609,553
                                           ------------------    -------------------   ------------------   -------------------
      Total assets                                  8,422,226             15,924,966           10,837,904               609,553
LIABILITIES
   Accrued expenses                                     6,603                 12,741                8,602                   483
                                           ------------------    -------------------   ------------------   -------------------
NET ASSETS                                 $        8,415,623    $        15,912,225   $       10,829,302   $           609,070
                                           ==================    ===================   ==================   ===================
   Accumulation units                               8,401,501             15,912,225           10,829,302               609,070
   Contracts in payout (annuitization)
     period                                            14,122                    -                    -                     -
                                           ------------------    -------------------   ------------------   -------------------
NET ASSETS                                 $        8,415,623    $        15,912,225   $       10,829,302   $           609,070
                                           ==================    ===================   ==================   ===================
Accumulation units outstanding                      4,742,859              6,933,368            4,349,332               302,003
                                           ==================    ===================   ==================   ===================
Unit value                                 $         1.774378    $          2.295021   $         2.489877   $          2.016774
                                           ==================    ===================   ==================   ===================

                                             PHOENIX-SANFORD       PHOENIX-SANFORD
                                              BERNSTEIN MID-       BERNSTEIN SMALL-      PHOENIX-SENECA       PHOENIX-SENECA
                                                CAP VALUE             CAP VALUE          MID-CAP GROWTH       STRATEGIC THEME
                                               SUBACCOUNT            SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                           ------------------    -------------------   ------------------   -------------------
ASSETS
   Investment at cost                      $        3,989,860    $         2,931,672   $        8,987,857   $         9,598,550
                                           ==================    ===================   ==================   ===================
   Investment at market                    $        4,870,451    $         3,456,492   $        5,623,389   $         4,461,914
                                           ------------------    -------------------   ------------------   -------------------
      Total assets                                  4,870,451              3,456,492            5,623,389             4,461,914
LIABILITIES
   Accrued expenses                                     3,854                  2,696                4,528                 3,613
                                           ------------------    -------------------   ------------------   -------------------
NET ASSETS                                 $        4,866,597    $         3,453,796   $        5,618,861   $         4,458,301
                                           ==================    ===================   ==================   ===================
   Accumulation units                               4,866,597              3,453,796            5,617,351             4,458,301
   Contracts in payout (annuitization)
     period                                               -                      -                  1,510                   -
                                           ------------------    -------------------   ------------------   -------------------
NET ASSETS                                 $        4,866,597    $         3,453,796   $        5,618,861   $         4,458,301
                                           ==================    ===================   ==================   ===================
Accumulation units outstanding                      1,346,615              1,077,572            2,844,847             3,067,704
                                           ==================    ===================   ==================   ===================
Unit value                                 $         3.613947    $          3.205162   $         1.975101   $          1.453302
                                           ==================    ===================   ==================   ===================

                                             PHOENIX-STATE
                                            STREET RESEARCH                                                    ALGER AMERICAN
                                               SMALL-CAP           AIM V.I. CAPITAL     AIM V.I. PREMIER          LEVERAGED
                                                GROWTH               APPRECIATION            EQUITY                ALLCAP
                                              SUBACCOUNT              SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                           ------------------    -------------------   ------------------   -------------------
ASSETS
   Investment at cost                      $          403,329    $           551,760   $          689,979   $         2,691,081
                                           ==================    ===================   ==================   ===================
   Investment at market                    $          541,900    $           629,237   $          624,040   $         2,673,756
                                           ------------------    -------------------   ------------------   -------------------
      Total assets                                    541,900                629,237              624,040             2,673,756
LIABILITIES
   Accrued expenses                                       406                    498                  494                 2,160
                                           ------------------    -------------------   ------------------   -------------------
NET ASSETS                                 $          541,494    $           628,739   $          623,546   $         2,671,596
                                           ==================    ===================   ==================   ===================
   Accumulation units                                 541,494                628,739              623,546             2,671,596
   Contracts in payout (annuitization)
     period                                               -                      -                    -                     -
                                           ------------------    -------------------   ------------------   -------------------
NET ASSETS                                 $          541,494    $           628,739   $          623,546   $         2,671,596
                                           ==================    ===================   ==================   ===================
Accumulation units outstanding                        177,238                368,083              409,852             2,388,466
                                           ==================    ===================   ==================   ===================
Unit value                                 $         3.055179    $          1.708144   $         1.521397   $          1.118541
                                           ==================    ===================   ==================   ===================

                        See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003
                                   (CONTINUED)

                                             FEDERATED FUND         FEDERATED HIGH
                                                FOR U.S.             INCOME BOND
                                               GOVERNMENT              FUND II --                                VIP GROWTH
                                             SECURITIES II          PRIMARY SHARES     VIP CONTRAFUND(R)       OPPORTUNITIES
                                               SUBACCOUNT             SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                           ------------------    -------------------   ------------------   -------------------
ASSETS
   Investment at cost                      $       11,331,963    $         3,115,910   $        3,155,864   $           433,783
                                           ==================    ===================   ==================   ===================
   Investment at market                    $       11,950,031    $         3,074,087   $        3,789,304   $           497,793
                                           ------------------    -------------------   ------------------   -------------------
      Total assets                                 11,950,031              3,074,087            3,789,304               497,793
LIABILITIES
   Accrued expenses                                     9,768                  2,502                2,997                   394
                                           ------------------    -------------------   ------------------   -------------------
NET ASSETS                                 $       11,940,263    $         3,071,585   $        3,786,307   $           497,399
                                           ==================    ===================   ==================   ===================
   Accumulation units                              11,940,263              3,071,585            3,786,307               497,399
   Contracts in payout (annuitization)
     period                                               -                      -                    -                     -
                                           ------------------    -------------------   ------------------   -------------------
NET ASSETS                                 $       11,940,263    $         3,071,585   $        3,786,307   $           497,399
                                           ==================    ===================   ==================   ===================
Accumulation units outstanding                      4,615,429              1,367,191            2,021,757               342,225
                                           ==================    ===================   ==================   ===================
Unit value                                 $         2.587032    $          2.246640   $         1.872781   $          1.453429
                                           ==================    ===================   ==================   ===================

                                                                                           TEMPLETON
                                                                                           DEVELOPING            TEMLETON
                                                                     MUTUAL SHARES          MARKETS              FOREIGN
                                               VIP GROWTH             SECURITIES           SECURITIES           SECURITIES
                                               SUBACCOUNT             SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                           ------------------    -------------------   ------------------   -------------------
ASSETS
   Investment at cost                      $        4,831,094    $         1,954,835   $          437,102   $         4,502,098
                                           ==================    ===================   ==================   ===================
   Investment at market                    $        5,488,478    $         2,094,047   $          475,940   $         3,869,393
                                           ------------------    -------------------   ------------------   -------------------
      Total assets                                  5,488,478              2,094,047              475,940             3,869,393
LIABILITIES
   Accrued expenses                                     4,348                  1,660                  374                 3,030
                                           ------------------    -------------------   ------------------   -------------------
NET ASSETS                                 $        5,484,130    $         2,092,387   $          475,566   $         3,866,363
                                           ==================    ===================   ==================   ===================
   Accumulation units                               5,484,130              2,092,387              475,566             3,866,363
   Contracts in payout (annuitization)
     period                                               -                      -                    -                     -
                                           ------------------    -------------------   ------------------   -------------------
NET ASSETS                                 $        5,484,130    $         2,092,387   $          475,566   $         3,866,363
                                           ==================    ===================   ==================   ===================
Accumulation units outstanding                      4,346,850                808,785              212,294             2,056,589
                                           ==================    ===================   ==================   ===================
Unit value                                 $         1.261633    $          2.587076   $         2.240130   $          1.879989
                                           ==================    ===================   ==================   ===================

                                               TEMPLETON              TEMPLETON
                                              GLOBAL ASSET              GROWTH           RYDEX VARIABLE       RYDEX VARIABLE
                                               ALLOCATION             SECURITIES           TRUST JUNO           TRUST NOVA
                                               SUBACCOUNT             SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                           ------------------    -------------------   ------------------   -------------------
ASSETS
   Investment at cost                      $          239,334    $         5,956,153   $          234,061   $            88,277
                                           ==================    ===================   ==================   ===================
   Investment at market                    $          231,558    $         6,012,559   $          224,878   $           103,914
                                           ------------------    -------------------   ------------------   -------------------
      Total assets                                    231,558              6,012,559              224,878               103,914
LIABILITIES
   Accrued expenses                                       183                  4,723                  193                    95
                                           ------------------    -------------------   ------------------   -------------------
NET ASSETS                                 $          231,375    $         6,007,836   $          224,685   $           103,819
                                           ==================    ===================   ==================   ===================
   Accumulation units                                 231,375              6,007,836              224,685               103,819
   Contracts in payout (annuitization)
     period                                               -                      -                    -                     -
                                           ------------------    -------------------   ------------------   -------------------
NET ASSETS                                 $          231,375    $         6,007,836   $          224,685   $           103,819
                                           ==================    ===================   ==================   ===================
Accumulation units outstanding                         95,797              2,396,022              213,216                85,259
                                           ==================    ===================   ==================   ===================
Unit value                                 $         2.415252    $          2.507432   $         1.053789   $          1.217710
                                           ==================    ===================   ==================   ===================

                        See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003
                                   (CONTINUED)

                                             RYDEX VARIABLE         SCUDDER VIT
                                              TRUST SECTOR         EAFE(R) EQUITY          SCUDDER VIT
                                                ROTATION               INDEX            EQUITY 500 INDEX         TECHNOLOGY
                                               SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                           ------------------    -------------------   ------------------   -------------------
ASSETS
   Investment at cost                      $          163,905    $         1,411,357   $        1,799,663   $         4,615,348
                                           ==================    ===================   ==================   ===================
   Investment at market                    $          171,665    $         1,098,167   $        1,965,341   $         1,273,623
                                           ------------------    -------------------   ------------------   -------------------
      Total assets                                    171,665              1,098,167            1,965,341             1,273,623
LIABILITIES
   Accrued expenses                                       135                    863                1,372                 1,031
                                           ------------------    -------------------   ------------------   -------------------
NET ASSETS                                 $          171,530    $         1,097,304   $        1,963,969   $         1,272,592
                                           ==================    ===================   ==================   ===================
   Accumulation units                                 171,530              1,097,304            1,963,969             1,272,592
   Contracts in payout (annuitization)
     period                                               -                      -                    -                     -
                                           ------------------    -------------------   ------------------   -------------------
NET ASSETS                                 $          171,530    $         1,097,304   $        1,963,969   $         1,272,592
                                           ==================    ===================   ==================   ===================
Accumulation units outstanding                        148,483                747,553              943,487             2,213,342
                                           ==================    ===================   ==================   ===================
Unit value                                 $         1.155222    $          1.467860   $         2.081609   $          0.574964
                                           ==================    ===================   ==================   ===================

                                                                       WANGER                                   WANGER U.S.
                                             WANGER FOREIGN         INTERNATIONAL                                 SMALLER
                                                  FORTY               SMALL CAP           WANGER TWENTY          COMPANIES
                                               SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                           ------------------    -------------------   ------------------   -------------------
ASSETS
   Investment at cost                      $        2,388,142    $        12,278,889   $        1,276,541   $        12,779,113
                                           ==================    ===================   ==================   ===================
   Investment at market                    $        1,940,346    $         8,600,844   $        1,702,773   $        16,727,463
                                           ------------------    -------------------   ------------------   -------------------
      Total assets                                  1,940,346              8,600,844            1,702,773            16,727,463
LIABILITIES
   Accrued expenses                                     1,538                  6,868                1,361                13,393
                                           ------------------    -------------------   ------------------   -------------------
NET ASSETS                                 $        1,938,808    $         8,593,976   $        1,701,412   $        16,714,070
                                           ==================    ===================   ==================   ===================
   Accumulation units                               1,933,011              8,592,251            1,701,412            16,710,902
   Contracts in payout (annuitization)
     period                                             5,797                  1,725                  -                   3,168
                                           ------------------    -------------------   ------------------   -------------------
NET ASSETS                                 $        1,938,808    $         8,593,976   $        1,701,412   $        16,714,070
                                           ==================    ===================   ==================   ===================
Accumulation units outstanding                        759,381              3,855,941              532,968             6,159,020
                                           ==================    ===================   ==================   ===================
Unit value                                 $         2.553139    $          2.228762   $         3.192336   $          2.713755
                                           ==================    ===================   ==================   ===================

                        See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                                                            PHOENIX-
                                                PHOENIX-                                    ALLIANCE/        PHOENIX-ALLIANCE/
                                                ABERDEEN            PHOENIX-AIM             BERNSTEIN            BERNSTEIN
                                              INTERNATIONAL        MID-CAP EQUITY        ENHANCED INDEX       GROWTH + VALUE
                                               SUBACCOUNT            SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                           ------------------    -------------------   ------------------   -------------------
Investment income
   Distributions                           $           89,955    $               -     $           34,254   $             1,328
Expenses
   Mortality and expense fees                          41,786                  4,264               28,505                 6,044
   Indexing (gain) loss                                 1,078                     67                  612                   134
                                           ------------------    -------------------   ------------------   -------------------
Net investment income (loss)                           47,091                 (4,331)               5,137                (4,850)
                                           ------------------    -------------------   ------------------   -------------------
Net realized gain (loss) from
   share transactions                                 (19,101)               (11,927)              22,676               (76,105)
Net realized gain distribution from Fund                  -                      -                    -                     -
Net change in unrealized appreciation
   (depreciation) on investment                     1,313,209                 52,447              722,633               214,257
                                           ------------------    -------------------   ------------------   -------------------
Net gain (loss) on investment                       1,294,108                 40,520              745,309               138,152
Net increase (decrease) in net assets
   resulting from operations               $        1,341,199    $            36,189   $          750,446   $           133,302
                                           ==================    ===================   ==================   ===================

                                                                                            PHOENIX-
                                             PHOENIX-DUFF &           PHOENIX-           ENGEMANN SMALL          PHOENIX-
                                               PHELPS REAL            ENGEMANN             & MID-CAP          GOODWIN MONEY
                                            ESTATE SECURITIES      CAPITAL GROWTH            GROWTH               MARKET
                                               SUBACCOUNT            SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                           ------------------    -------------------   ------------------   -------------------
Investment income
   Distributions                           $          147,784    $            10,794   $              -     $            52,559
Expenses
   Mortality and expense fees                          37,985                 99,538               10,936                66,715
   Indexing (gain) loss                                 1,137                  2,137                  360                   227
                                           ------------------    -------------------   ------------------   -------------------
Net investment income (loss)                          108,662                (90,881)             (11,296)              (14,383)
                                           ------------------    -------------------   ------------------   -------------------
Net realized gain (loss) from
   share transactions                                  17,751               (436,361)            (186,802)                  -
Net realized gain distribution from Fund              149,875                    -                    -                     -
Net change in unrealized appreciation
   (depreciation) on investment                     1,091,368              3,037,549              645,269                   -
                                           ------------------    -------------------   ------------------   -------------------
Net gain (loss) on investment                       1,258,994              2,601,188              458,467                   -
Net increase (decrease) in net assets
   resulting from operations               $        1,367,656    $         2,510,307   $          447,171   $           (14,383)
                                           ==================    ===================   ==================   ===================

                                                 PHOENIX-              PHOENIX-
                                              GOODWIN MULTI-        GOODWIN MULTI-
                                              SECTOR FIXED           SECTOR SHORT         PHOENIX-JANUS       PHOENIX-KAYNE
                                                 INCOME               TERM BOND          FLEXIBLE INCOME     RISING DIVIDENDS
                                               SUBACCOUNT           SUBACCOUNT(1)          SUBACCOUNT           SUBACCOUNT
                                           ------------------    -------------------   ------------------   -------------------
Investment income
   Distributions                           $          469,460    $           227,974   $          193,346   $             4,536
Expenses
   Mortality and expense fees                          63,115                 48,290               49,829                 4,839
   Indexing (gain) loss                                   722                    551                  434                    99
                                           ------------------    -------------------   ------------------   -------------------
Net investment income (loss)                          405,623                179,133              143,083                  (402)
                                           ------------------    -------------------   ------------------   -------------------
Net realized gain (loss) from
   share transactions                                   7,809                    150               40,086                 3,113
Net realized gain distribution from Fund                  -                      -                 94,589                 5,608
Net change in unrealized appreciation
   (depreciation) on investment                       471,432                 55,290                8,995               103,517
                                           ------------------    -------------------   ------------------   -------------------
Net gain (loss) on investment                         479,241                 55,440              143,670               112,238
Net increase (decrease) in net assets
   resulting from operations               $          884,864    $           234,573   $          286,753   $           111,836
                                           ==================    ===================   ==================   ===================

                        See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                  (CONTINUED)

                                              PHOENIX-KAYNE        PHOENIX-LAZARD        PHOENIX-LAZARD
                                                SMALL-CAP           INTERNATIONAL        SMALL-CAP VALUE      PHOENIX-LAZARD
                                              QUALITY VALUE         EQUITY SELECT            SELECT           U.S. MULTI-CAP
                                               SUBACCOUNT            SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                           ------------------    -------------------   ------------------   -------------------
Investment income
   Distributions                           $            2,196    $             3,618   $            1,093   $               365
Expenses
   Mortality and expense fees                           1,123                  3,356                2,709                   531
   Indexing (gain) loss                                    29                     87                   79                    16
                                           ------------------    -------------------   ------------------   -------------------
Net investment income (loss)                            1,044                    175               (1,695)                 (182)
                                           ------------------    -------------------   ------------------   -------------------
Net realized gain (loss) from
   share transactions                                    (143)                 1,105                3,219                    44
Net realized gain distribution from Fund                   50                    586               13,480                 1,876
Net change in unrealized appreciation
   (depreciation) on investment                        32,596                124,237               97,645                14,536
                                           ------------------    -------------------   ------------------   -------------------
Net gain (loss) on investment                          32,503                125,928              114,344                16,456
Net increase (decrease) in net assets
   resulting from operations               $           33,547    $           126,103   $          112,649   $            16,274
                                           ==================    ===================   ==================   ===================

                                              PHOENIX-LORD          PHOENIX-LORD          PHOENIX-LORD          PHOENIX-MFS
                                              ABBETT BOND-          ABBETT LARGE-        ABBETT MID-CAP      INVESTORS GROWTH
                                                DEBENTURE             CAP VALUE               VALUE                STOCK
                                               SUBACCOUNT            SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                           ------------------    -------------------   ------------------   -------------------
Investment income
   Distributions                           $            8,040    $             2,982   $            2,855   $               -
Expenses
   Mortality and expense fees                           1,248                  3,780                3,482                79,671
   Indexing (gain) loss                                    26                    108                  106                 1,543
                                           ------------------    -------------------   ------------------   -------------------
Net investment income (loss)                            6,766                   (906)                (733)              (81,214)
                                           ------------------    -------------------   ------------------   -------------------
Net realized gain (loss) from
   share transactions                                    (165)                   337               (1,048)             (148,916)
Net realized gain distribution from Fund                1,885                  1,449                3,514                   -
Net change in unrealized appreciation
   (depreciation) on investment                        12,289                124,850              115,511             1,865,695
                                           ------------------    -------------------   ------------------   -------------------
Net gain (loss) on investment                          14,009                126,636              117,977             1,716,779
Net increase (decrease) in net assets
   resulting from operations               $           20,775    $           125,730   $          117,244   $         1,635,565
                                           ==================    ===================   ==================   ===================

                                                                                                                 PHOENIX-
                                                                                                                 NORTHERN
                                              PHOENIX-MFS            PHOENIX-MFS            PHOENIX-            NASDAQ-100
                                            INVESTORS TRUST             VALUE           NORTHERN DOW 30          INDEX(R)
                                               SUBACCOUNT            SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                           ------------------    -------------------   ------------------   -------------------
Investment income
   Distributions                           $            1,372    $            33,724   $           40,105   $               -
Expenses
   Mortality and expense fees                           1,963                 28,296               21,313                 8,289
   Indexing (gain) loss                                    40                    591                  436                   307
                                           ------------------    -------------------   ------------------   -------------------
Net investment income (loss)                             (631)                 4,837               18,356                (8,596)
                                           ------------------    -------------------   ------------------   -------------------
Net realized gain (loss) from
   share transactions                                   1,181                241,931              (15,425)                 (688)
Net realized gain distribution from Fund                  -                      -                    -                     -
Net change in unrealized appreciation
   (depreciation) on investment                        44,706                435,737              571,349               361,894
                                           ------------------    -------------------   ------------------   -------------------
Net gain (loss) on investment                          45,887                677,668              555,924               361,206
Net increase (decrease) in net assets
   resulting from operations               $           45,256    $           682,505   $          574,280   $           352,610
                                           ==================    ===================   ==================   ===================

                        See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                  (CONTINUED)

                                                                      PHOENIX-
                                                PHOENIX-              OAKHURST              PHOENIX-          PHOENIX-SANFORD
                                             OAKHURST GROWTH          STRATEGIC          OAKHURST VALUE       BERNSTEIN GLOBAL
                                               AND INCOME            ALLOCATION              EQUITY                VALUE
                                               SUBACCOUNT            SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                           ------------------    -------------------   ------------------   -------------------
Investment income
   Distributions                           $           84,612    $           394,908   $           77,303   $             7,684
Expenses
   Mortality and expense fees                          66,931                133,373               75,149                 4,475
   Indexing (gain) loss                                 1,457                  2,204                1,429                   113
                                           ------------------    -------------------   ------------------   -------------------
Net investment income (loss)                           16,224                259,331                  725                 3,096
                                           ------------------    -------------------   ------------------   -------------------
Net realized gain (loss) from
   share transactions                                (235,508)               (97,344)             (79,037)                1,444
Net realized gain distribution from Fund                  -                      -                    -                     -
Net change in unrealized appreciation
   (depreciation) on investment                     1,970,136              2,400,634            1,865,943               135,171
                                           ------------------    -------------------   ------------------   -------------------
Net gain (loss) on investment                       1,734,628              2,303,290            1,786,906               136,615
Net increase (decrease) in net assets
   resulting from operations               $        1,750,852    $         2,562,621   $        1,787,631   $           139,711
                                           ==================    ===================   ==================   ===================

                                             PHOENIX-SANFORD       PHOENIX-SANFORD
                                              BERNSTEIN MID-       BERNSTEIN SMALL-      PHOENIX-SENECA       PHOENIX-SENECA
                                                CAP VALUE             CAP VALUE          MID-CAP GROWTH       STRATEGIC THEME
                                               SUBACCOUNT            SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                           ------------------    -------------------   ------------------   -------------------
Investment income
   Distributions                           $            7,553    $               -     $              -     $               -
Expenses
   Mortality and expense fees                          36,536                 30,410               46,947                37,191
   Indexing (gain) loss                                 1,113                    886                1,086                   970
                                           ------------------    -------------------   ------------------   -------------------
Net investment income (loss)                          (30,096)               (31,296)             (48,033)              (38,161)
                                           ------------------    -------------------   ------------------   -------------------
Net realized gain (loss) from
   share transactions                                  17,335                (89,414)            (184,752)             (515,608)
Net realized gain distribution from Fund              149,514                 61,546                  -                     -
Net change in unrealized appreciation
   (depreciation) on investment                     1,270,093              1,124,561            1,483,292             1,818,800
                                           ------------------    -------------------   ------------------   -------------------
Net gain (loss) on investment                       1,436,942              1,096,693            1,298,540             1,303,192
Net increase (decrease) in net assets
   resulting from operations               $        1,406,846    $         1,065,397   $        1,250,507   $         1,265,031
                                           ==================    ===================   ==================   ===================

                                              PHOENIX-STATE                                                   ALGER AMERICAN
                                             STREET RESEARCH       AIM V.I. CAPITAL     AIM V.I. PREMIER        LEVERAGED
                                            SMALL-CAP GROWTH         APPRECIATION            EQUITY               ALLCAP
                                               SUBACCOUNT             SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                           ------------------    -------------------   ------------------   -------------------
Investment income
   Distributions                           $              -      $               -     $            1,723   $               -
Expenses
   Mortality and expense fees                           5,280                  3,856                5,135                20,823
   Indexing (gain) loss                                   300                    105                  132                   516
                                           ------------------    -------------------   ------------------   -------------------
Net investment income (loss)                           (5,580)                (3,961)              (3,544)              (21,339)
                                           ------------------    -------------------   ------------------   -------------------
Net realized gain (loss) from
   share transactions                                 161,516                    430                4,339              (168,189)
Net realized gain distribution from Fund               27,700                    -                    -                     -
Net change in unrealized appreciation
   (depreciation) on investment                       138,783                120,425              123,994               833,925
                                           ------------------    -------------------   ------------------   -------------------
Net gain (loss) on investment                         327,999                120,855              128,333               665,736
Net increase (decrease) in net assets
   resulting from operations               $          322,419    $           116,894   $          124,789   $           644,397
                                           ==================    ===================   ==================   ===================

                        See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                  (CONTINUED)

                                             FEDERATED FUND        FEDERATED HIGH
                                                FOR U.S.            INCOME BOND
                                               GOVERNMENT            FUND II --                                 VIP GROWTH
                                              SECURITIES II        PRIMARY SHARES       VIP CONTRAFUND(R)      OPPORTUNITIES
                                               SUBACCOUNT            SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                           ------------------    -------------------   ------------------   -------------------
Investment income
   Distributions                           $          476,285    $           194,224   $            9,457   $             3,005
Expenses
   Mortality and expense fees                         117,074                 23,592               27,187                 3,707
   Indexing (gain) loss                                   595                    351                  671                    91
                                           ------------------    -------------------   ------------------   -------------------
Net investment income (loss)                          358,616                170,281              (18,401)                 (793)
                                           ------------------    -------------------   ------------------   -------------------
Net realized gain (loss) from
   share transactions                                 (11,899)                35,821               (4,304)              (58,102)
Net realized gain distribution from Fund               61,770                    -                    -                     -
Net change in unrealized appreciation
   (depreciation) on investment                      (230,552)               288,845              796,526               155,347
                                           ------------------    -------------------   ------------------   -------------------
Net gain (loss) on investment                        (180,681)               324,666              792,222                97,245
Net increase (decrease) in net assets
   resulting from operations               $          177,935    $           494,947   $          773,821   $            96,452
                                           ==================    ===================   ==================   ===================

                                                                                            TEMPLETON
                                                                                           DEVELOPING            TEMPLETON
                                                                    MUTUAL SHARES            MARKETS              FOREIGN
                                               VIP GROWTH            SECURITIES            SECURITIES           SECURITIES
                                               SUBACCOUNT            SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                           ------------------    -------------------   ------------------   -------------------
Investment income
   Distributions                           $            8,073    $            19,236   $            4,432   $            78,796
Expenses
   Mortality and expense fees                          41,119                 16,734                3,457                38,295
   Indexing (gain) loss                                 1,090                    322                  135                   872
                                           ------------------    -------------------   ------------------   -------------------
Net investment income (loss)                          (34,136)                 2,180                  840                39,629
                                           ------------------    -------------------   ------------------   -------------------
Net realized gain (loss) from
   share transactions                                (237,629)                (5,200)              (2,479)               43,804
Net realized gain distribution from Fund                  -                      -                    -                     -
Net change in unrealized appreciation
   (depreciation) on investment                     1,562,547                408,387              166,837             1,070,571
                                           ------------------    -------------------   ------------------   -------------------
Net gain (loss) on investment                       1,324,918                403,187              164,358             1,114,375
Net increase (decrease) in net assets
   resulting from operations               $        1,290,782    $           405,367   $          165,198   $         1,154,004
                                           ==================    ===================   ==================   ===================

                                                TEMPLETON             TEMPLETON
                                              GLOBAL ASSET             GROWTH            RYDEX VARIABLE       RYDEX VARIABLE
                                               ALLOCATION            SECURITIES            TRUST JUNO           TRUST NOVA
                                               SUBACCOUNT            SUBACCOUNT           SUBACCOUNT(4)        SUBACCOUNT(3)
                                           ------------------    -------------------   ------------------   -------------------
Investment income
   Distributions                           $            5,658    $            48,574   $              -     $               -
Expenses
   Mortality and expense fees                           2,031                 31,095                  697                   385
   Indexing (gain) loss                                    38                    765                   (1)                   14
                                           ------------------    -------------------   ------------------   -------------------
Net investment income (loss)                            3,589                 16,714                 (696)                 (399)
                                           ------------------    -------------------   ------------------   -------------------
Net realized gain (loss) from
   share transactions                                 (38,603)                (4,994)                (921)                1,350
Net realized gain distribution from Fund                  -                      -                    -                     -
Net change in unrealized appreciation
   (depreciation) on investment                       101,005              1,031,514               (9,183)               15,637
                                           ------------------    -------------------   ------------------   -------------------
Net gain (loss) on investment                          62,402              1,026,520              (10,104)               16,987
Net increase (decrease) in net assets
   resulting from operations               $           65,991    $         1,043,234   $          (10,800)  $            16,588
                                           ==================    ===================   ==================   ===================

                        See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                  (CONTINUED)

                                             RYDEX VARIABLE          SCUDDER VIT
                                              TRUST SECTOR         EAFE(R) EQUITY          SCUDDER VIT
                                                ROTATION               INDEX            EQUITY 500 INDEX        TECHNOLOGY
                                              SUBACCOUNT(2)          SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                           ------------------    -------------------   ------------------   -------------------
Investment income
   Distributions                           $              -      $           36,644    $            9,446   $               -
Expenses
   Mortality and expense fees                             434                 8,633                11,152                10,369
   Indexing (gain) loss                                     8                  (256)                  173                   376
                                           ------------------    -------------------   ------------------   -------------------
Net investment income (loss)                             (442)               28,267                (1,879)              (10,745)
                                           ------------------    -------------------   ------------------   -------------------
Net realized gain (loss) from
   share transactions                                     -                 (62,280)              (73,394)             (292,600)
Net realized gain distribution from Fund                  -                     -                     -                     -
Net change in unrealized appreciation
   (depreciation) on investment                         7,760               208,890               216,750               738,413
                                           ------------------    -------------------   ------------------   -------------------
Net gain (loss) on investment                           7,760               146,610               143,356               445,813
Net increase (decrease) in net assets
   resulting from operations               $            7,318    $          174,877    $          141,477   $           435,068
                                           ==================    ===================   ==================   ===================

                                                                       WANGER                                   WANGER U.S.
                                             WANGER FOREIGN         INTERNATIONAL                                 SMALLER
                                                  FORTY               SMALL CAP           WANGER TWENTY          COMPANIES
                                               SUBACCOUNT            SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                           ------------------    -------------------   ------------------   -------------------
Investment income
   Distributions                           $            4,235    $            20,280   $              -     $               -
Expenses
   Mortality and expense fees                          12,367                 59,303               12,697               127,779
   Indexing (gain) loss                                   383                  1,805                  275                 4,212
                                           ------------------    -------------------   ------------------   -------------------
Net investment income (loss)                           (8,515)               (40,828)             (12,972)             (131,991)
                                           ------------------    -------------------   ------------------   -------------------
Net realized gain (loss) from
   share transactions                                 (43,049)               (27,055)               3,119                95,350
Net realized gain distribution from Fund                  -                      -                    -                     -
Net change in unrealized appreciation
   (depreciation) on investment                       543,098              2,758,939              370,296             5,118,251
                                           ------------------    -------------------   ------------------   -------------------
Net gain (loss) on investment                         500,049              2,731,884              373,415             5,213,601
Net increase (decrease) in net assets
   resulting from operations               $          491,534    $         2,691,056   $          360,443   $         5,081,610
                                           ==================    ===================   ==================   ===================

Footnotes for Statements of Operations
For the period ended December 31, 2003

(1) From inception June 3, 2003 to December 31, 2003.
(2) From inception June 6, 2003 to December 31, 2003.
(3) From inception June 12, 2003 to December 31, 2003.
(4) From inception June 16, 2003 to December 31, 2003.

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                                                                       PHOENIX-         PHOENIX-
                                                             PHOENIX-                                  ALLIANCE/       ALLIANCE/
                                                             ABERDEEN             PHOENIX-AIM      BERNSTEIN        BERNSTEIN
                                                           INTERNATIONAL        MID-CAP EQUITY   ENHANCED INDEX   GROWTH + VALUE
                                                             SUBACCOUNT           SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
                                                         -----------------      --------------    -------------   --------------
FROM OPERATIONS
   Net investment income (loss)                          $          47,091      $       (4,331)   $       5,137   $       (4,850)
   Net realized gain (loss)                                        (19,101)            (11,927)          22,676          (76,105)
   Net change in unrealized appreciation (depreciation)
      on investments                                             1,313,209              52,447          722,633          214,257
                                                         -----------------      --------------    -------------   --------------
   Net increase (decrease) resulting from operations             1,341,199              36,189          750,446          133,302
                                                         -----------------      --------------    -------------   --------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                             88,757              21,445          122,972           23,426
   Participant transfers                                          (286,689) +         (488,944)        (522,760)        (657,340)
   Participant withdrawals                                        (311,195)            (76,093)        (222,631)         (24,874)
                                                         -----------------      --------------    -------------   --------------
   Net increase (decrease) in net assets resulting
      from participant transactions                               (509,127)           (543,592)        (622,419)        (658,788)
                                                         -----------------      --------------    -------------   --------------
   Net increase (decrease) in net assets                           832,072            (507,403)         128,027         (525,486)
NET ASSETS
   Beginning of period                                           4,404,790             879,038        3,121,643          889,902
                                                         -----------------      --------------    -------------   --------------
   End of period                                         $       5,236,862      $      371,635    $   3,249,670   $      364,416
                                                         =================      ==============    =============   ==============

                                                                                                     PHOENIX-
                                                          PHOENIX-DUFF &           PHOENIX-       ENGEMANN SMALL     PHOENIX-
                                                            PHELPS REAL            ENGEMANN         & MID-CAP      GOODWIN MONEY
                                                         ESTATE SECURITIES      CAPITAL GROWTH       GROWTH           MARKET
                                                            SUBACCOUNT            SUBACCOUNT        SUBACCOUNT      SUBACCOUNT
                                                         -----------------      --------------    -------------   --------------
FROM OPERATIONS
   Net investment income (loss)                          $         108,662      $      (90,881)   $     (11,296)  $      (14,383)
   Net realized gain (loss)                                        167,626            (436,361)        (186,802)             -
   Net change in unrealized appreciation (depreciation)
      on investments                                             1,091,368           3,037,549          645,269              -
                                                         -----------------      --------------    -------------   --------------
   Net increase (decrease) resulting from operations             1,367,656           2,510,307          447,171          (14,383)
                                                         -----------------      --------------    -------------   --------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                             79,266             524,610           19,849          386,606
   Participant transfers                                           384,218            (407,256)        (172,187)      (4,298,582)
   Participant withdrawals                                        (304,793)           (894,846)         (49,755)      (1,880,154)
                                                         -----------------      --------------    -------------   --------------
   Net increase (decrease) in net assets resulting
      from participant transactions                                158,691            (777,492)        (202,093)      (5,792,130)
                                                         -----------------      --------------    -------------   --------------
   Net increase (decrease) in net assets                         1,526,347           1,732,815          245,078       (5,806,513)
NET ASSETS
   Beginning of period                                           3,649,787          10,464,151        1,258,919       10,554,556
                                                         -----------------      --------------    -------------   --------------
   End of period                                         $       5,176,134      $   12,196,966    $   1,503,997   $    4,748,043
                                                         =================      ==============    =============   ==============

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                                             PHOENIX-         PHOENIX-
                                                          GOODWIN MULTI-   GOODWIN MULTI-
                                                           SECTOR FIXED     SECTOR SHORT       PHOENIX-JANUS     PHOENIX-KAYNE
                                                              INCOME          TERM BOND       FLEXIBLE INCOME   RISING DIVIDENDS
                                                            SUBACCOUNT      SUBACCOUNT(1)       SUBACCOUNT         SUBACCOUNT
                                                         ---------------   ---------------   ----------------   ----------------
FROM OPERATIONS
   Net investment income (loss)                          $       405,623   $       179,133   $        143,083   $           (402)
   Net realized gain (loss)                                        7,809               150            134,675              8,721
   Net change in unrealized appreciation (depreciation)
      on investments                                             471,432            55,290              8,995            103,517
                                                         ---------------   ---------------   ----------------   ----------------
   Net increase (decrease) resulting from operations             884,864           234,573            286,753            111,836
                                                         ---------------   ---------------   ----------------   ----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                          144,522         9,059,575             66,555                408
   Participant transfers                                         587,501           396,328           (640,089)           741,922
   Participant withdrawals                                      (796,665)             (196)          (474,190)           (22,807)
                                                         ---------------   ---------------   ----------------   ----------------
   Net increase (decrease) in net assets resulting
      from participant transactions                              (64,642)        9,455,707         (1,047,724)           719,523
                                                         ---------------   ---------------   ----------------   ----------------
   Net increase (decrease) in net assets                         820,222         9,690,280           (760,971)           831,359
NET ASSETS
   Beginning of period                                         6,352,979               -            5,514,209             65,438
                                                         ---------------   ---------------   ----------------   ----------------
   End of period                                         $     7,173,201   $     9,690,280   $      4,753,238   $        896,797
                                                         ===============   ===============   ================   ================

                                                          PHOENIX-KAYNE     PHOENIX-LAZARD
                                                            SMALL-CAP       INTERNATIONAL     PHOENIX-LAZARD     PHOENIX-LAZARD
                                                          QUALITY VALUE     EQUITY SELECT     SMALL-CAP VALUE    U.S. MULTI-CAP
                                                            SUBACCOUNT        SUBACCOUNT        SUBACCOUNT         SUBACCOUNT
                                                         ---------------   ---------------   ----------------   ----------------
FROM OPERATIONS
   Net investment income (loss)                          $         1,044   $           175   $         (1,695)  $           (182)
   Net realized gain (loss)                                          (93)            1,691             16,699              1,920
   Net change in unrealized appreciation (depreciation)
      on investments                                              32,596           124,237             97,645             14,536
                                                         ---------------   ---------------   ----------------   ----------------
   Net increase (decrease) resulting from operations              33,547           126,103            112,649             16,274
                                                         ---------------   ---------------   ----------------   ----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                           16,731            50,994              4,034                395
   Participant transfers                                         238,451           545,453          1,353,306             81,168
   Participant withdrawals                                          (706)          (61,699)            (4,391)              (641)
                                                         ---------------   ---------------   ----------------   ----------------
   Net increase (decrease) in net assets resulting
      from participant transactions                              254,476           534,748          1,352,949             80,922
                                                         ---------------   ---------------   ----------------   ----------------
   Net increase (decrease) in net assets                         288,023           660,851          1,465,598             97,196
NET ASSETS
   Beginning of period                                            14,518            18,244             19,412                999
                                                         ---------------   ---------------   ----------------   ----------------
   End of period                                         $       302,541   $       679,095   $      1,485,010   $         98,195
                                                         ===============   ===============   ================   ================

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                                          PHOENIX-LORD      PHOENIX-LORD     PHOENIX-LORD      PHOENIX-MFS
                                                           ABBETT BOND-     ABBETT LARGE-    ABBETT MID-CAP  INVESTORS GROWTH
                                                            DEBENTURE        CAP VALUE          VALUE             STOCK
                                                           SUBACCOUNT        SUBACCOUNT       SUBACCOUNT        SUBACCOUNT
                                                         ---------------   --------------   ---------------  ----------------
FROM OPERATIONS
   Net investment income (loss)                          $         6,766   $         (906)  $          (733) $        (81,214)
   Net realized gain (loss)                                        1,720            1,786             2,466          (148,916)
   Net change in unrealized appreciation (depreciation)
      on investments                                              12,289          124,850           115,511         1,865,695
                                                         ---------------   --------------   ---------------  ----------------
   Net increase (decrease) resulting from operations              20,775          125,730           117,244         1,635,565
                                                         ---------------   --------------   ---------------  ----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                          159,829           44,325            14,724           361,227
   Participant transfers                                           1,574          577,664           459,600          (300,823) ++
   Participant withdrawals                                        (4,737)         (47,127)          (12,371)         (707,894)
                                                         ---------------   --------------   ---------------  ----------------
   Net increase (decrease) in net assets resulting
      from participant transactions                              156,666          574,862           461,953          (647,490)
                                                         ---------------   --------------   ---------------  ----------------
   Net increase (decrease) in net assets                         177,441          700,592           579,197           988,075
NET ASSETS
   Beginning of period                                            51,925           66,727           108,485         8,435,754
                                                         ---------------   --------------   ---------------  ----------------
   End of period                                         $       229,366   $      767,319   $       687,682  $      9,423,829
                                                         ===============   ==============   ===============  ================

                                                                                                                 PHOENIX-
                                                                                               PHOENIX-          NORTHERN
                                                           PHOENIX-MFS      PHOENIX-MFS        NORTHERN         NASDAQ-100
                                                         INVESTORS TRUST       VALUE            DOW 30           INDEX(R)
                                                            SUBACCOUNT       SUBACCOUNT       SUBACCOUNT        SUBACCOUNT
                                                         ---------------   --------------   ---------------  ----------------
FROM OPERATIONS
   Net investment income (loss)                          $          (631)  $        4,837   $        18,356  $         (8,596)
   Net realized gain (loss)                                        1,181          241,931           (15,425)             (688)
   Net change in unrealized appreciation (depreciation)
      on investments                                              44,706          435,737           571,349           361,894
                                                         ---------------   --------------   ---------------  ----------------
   Net increase (decrease) resulting from operations              45,256          682,505           574,280           352,610
                                                         ---------------   --------------   ---------------  ----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                              670           36,442            21,189            57,615
   Participant transfers                                          54,026         (545,167)          340,954           398,170
   Participant withdrawals                                          (298)        (116,009)         (272,501)         (36,314)
                                                         ---------------   --------------   ---------------  ----------------
   Net increase (decrease) in net assets resulting
      from participant transactions                               54,398         (624,734)           89,642           419,471
                                                         ---------------   --------------   ---------------  ----------------
   Net increase (decrease) in net assets                          99,654           57,771           663,922           772,081
NET ASSETS
   Beginning of period                                           171,839        2,375,736         2,238,577           573,441
                                                         ---------------   --------------   ---------------  ----------------
   End of period                                         $       271,493   $    2,433,507   $     2,902,499  $      1,345,522
                                                         ===============   ==============   ===============  ================

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                                                               PHOENIX-
                                                             PHOENIX-          OAKHURST           PHOENIX-       PHOENIX-SANFORD
                                                         OAKHURST GROWTH      STRATEGIC        OAKHURST VALUE    BERNSTEIN GLOBAL
                                                            AND INCOME        ALLOCATION           EQUITY             VALUE
                                                            SUBACCOUNT        SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                         ---------------   ----------------   ----------------   ----------------
FROM OPERATIONS
   Net investment income (loss)                          $        16,224   $        259,331   $            725   $          3,096
   Net realized gain (loss)                                     (235,508)           (97,344)           (79,037)             1,444
   Net change in unrealized appreciation (depreciation)
      on investments                                           1,970,136          2,400,634          1,865,943            135,171
                                                         ---------------   ----------------   ----------------   ----------------
   Net increase (decrease) resulting from operations           1,750,852          2,562,621          1,787,631            139,711
                                                         ---------------   ----------------   ----------------   ----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                          306,069            412,671            250,821             21,729
   Participant transfers                                        (457,931)          (290,439)         1,397,636            105,634
   Participant withdrawals                                      (468,108)        (1,375,998)          (504,014)           (27,526)
                                                         ---------------   ----------------   ----------------   ----------------
   Net increase (decrease) in net assets resulting
      from participant transactions                             (619,970)        (1,253,766)         1,144,443             99,837
                                                         ---------------   ----------------   ----------------   ----------------
   Net increase (decrease) in net assets                       1,130,882          1,308,855          2,932,074            239,548
NET ASSETS
   Beginning of period                                         7,284,741         14,603,370          7,897,228            369,522
                                                         ---------------   ----------------   ----------------   ----------------
   End of period                                         $     8,415,623   $     15,912,225   $     10,829,302   $        609,070
                                                         ===============   ================   ================   ================

                                                         PHOENIX-SANFORD   PHOENIX-SANFORD
                                                          BERNSTEIN MID-   BERNSTEIN SMALL-    PHOENIX-SENECA     PHOENIX-SENECA
                                                            CAP VALUE         CAP VALUE        MID-CAP GROWTH    STRATEGIC THEME
                                                            SUBACCOUNT        SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                         ---------------   ----------------   ----------------   ----------------
FROM OPERATIONS
   Net investment income (loss)                          $       (30,096)  $        (31,296)  $        (48,033)  $        (38,161)
   Net realized gain (loss)                                      166,849            (27,868)          (184,752)          (515,608)
   Net change in unrealized appreciation (depreciation)
      on investments                                           1,270,093          1,124,561          1,483,292          1,818,800
                                                         ---------------   ----------------   ----------------   ----------------
   Net increase (decrease) resulting from operations           1,406,846          1,065,397          1,250,507          1,265,031
                                                         ---------------   ----------------   ----------------   ----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                          103,773             72,931            258,063            107,633
   Participant transfers                                          (3,858)        (1,317,587)          (342,961)          (357,511)
   Participant withdrawals                                      (505,515)          (242,417)          (412,806)          (330,715)
                                                         ---------------   ----------------   ----------------   ----------------
   Net increase (decrease) in net assets resulting
      from participant transactions                             (405,600)        (1,487,073)          (497,704)          (580,593)
                                                         ---------------   ----------------   ----------------   ----------------
   Net increase (decrease) in net assets                       1,001,246           (421,676)           752,803            684,438
NET ASSETS
   Beginning of period                                         3,865,351          3,875,472          4,866,058          3,773,863
                                                         ---------------   ----------------   ----------------   ----------------
   End of period                                         $     4,866,597   $      3,453,796   $      5,618,861   $      4,458,301
                                                         ===============   ================   ================   ================

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                                          PHOENIX-STATE
                                                         STREET RESEARCH                                          ALGER AMERICAN
                                                            SMALL-CAP      AIM V.I. CAPITAL   AIM V.I. PREMIER       LEVERAGED
                                                              GROWTH         APPRECIATION          EQUITY             ALLCAP
                                                            SUBACCOUNT        SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                         ---------------   ----------------   ----------------   ----------------
FROM OPERATIONS
   Net investment income (loss)                          $        (5,580)  $         (3,961)  $         (3,544)  $        (21,339)
   Net realized gain (loss)                                      189,216                430              4,339           (168,189)
   Net change in unrealized appreciation (depreciation)
      on investments                                             138,783            120,425            123,994            833,925
                                                         ---------------   ----------------   ----------------   ----------------
   Net increase (decrease) resulting from operations             322,419            116,894            124,789            644,397
                                                         ---------------   ----------------   ----------------   ----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                           53,635             24,794             25,295             66,567
   Participant transfers                                         163,954            352,486             (1,688)           238,385
   Participant withdrawals                                        (3,579)           (45,625)           (63,767)          (123,025)
                                                         ---------------   ----------------   ----------------   ----------------
   Net increase (decrease) in net assets resulting
      from participant transactions                              214,010            331,655            (40,160)           181,927
                                                         ---------------   ----------------   ----------------   ----------------
   Net increase (decrease) in net assets                         536,429            448,549             84,629            826,324
NET ASSETS
   Beginning of period                                             5,065            180,190            538,917          1,845,272
                                                         ---------------   ----------------   ----------------   ----------------
   End of period                                         $       541,494   $        628,739   $        623,546   $      2,671,596
                                                         ===============   ================   ================   ================

                                                          FEDERATED FUND    FEDERATED HIGH
                                                            FOR U.S.         INCOME BOND
                                                           GOVERNMENT         FUND II --                           VIP GROWTH
                                                          SECURITIES II     PRIMARY SHARES    VIP CONTRAFUND(R)   OPPORTUNITIES
                                                            SUBACCOUNT        SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                         ---------------   ----------------   ----------------   ----------------
FROM OPERATIONS
   Net investment income (loss)                          $       358,616   $        170,281   $        (18,401)  $           (793)
   Net realized gain (loss)                                       49,871             35,821             (4,304)           (58,102)
   Net change in unrealized appreciation (depreciation)
      on investments                                            (230,552)           288,845            796,526            155,347
                                                         ---------------   ----------------   ----------------   ----------------
   Net increase (decrease) resulting from operations             177,935            494,947            773,821             96,452
                                                         ---------------   ----------------   ----------------   ----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                          316,206             44,438             81,853             25,725
   Participant transfers                                        (212,827)           336,493            620,155             30,508
   Participant withdrawals                                    (1,571,012)          (245,584)          (163,395)           (50,779)
                                                         ---------------   ----------------   ----------------   ----------------
   Net increase (decrease) in net assets resulting
      from participant transactions                           (1,467,633)           135,347            538,613              5,454
                                                         ---------------   ----------------   ----------------   ----------------
   Net increase (decrease) in net assets                      (1,289,698)           630,294          1,312,434            101,906
NET ASSETS
   Beginning of period                                        13,229,961          2,441,291          2,473,873            395,493
                                                         ---------------   ----------------   ----------------   ----------------
   End of period                                         $    11,940,263   $      3,071,585   $      3,786,307   $        497,399
                                                         ===============   ================   ================   ================

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                                                                                  TEMPLETON
                                                                                                 DEVELOPING         TEMPLETON
                                                                            MUTUAL SHARES         MARKETS            FOREIGN
                                                           VIP GROWTH         SECURITIES         SECURITIES         SECURITIES
                                                           SUBACCOUNT         SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                         ---------------   ----------------   ----------------   ----------------
FROM OPERATIONS
   Net investment income (loss)                          $       (34,136)  $          2,180   $            840   $         39,629
   Net realized gain (loss)                                     (237,629)            (5,200)            (2,479)            43,804
   Net change in unrealized appreciation (depreciation)
      on investments                                           1,562,547            408,387            166,837          1,070,571
                                                         ---------------   ----------------   ----------------   ----------------
   Net increase (decrease) resulting from operations           1,290,782            405,367            165,198          1,154,004
                                                         ---------------   ----------------   ----------------   ----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                          154,222             37,008             13,786            137,489
   Participant transfers                                         656,014             (2,978)           (33,319)        (1,278,535)
   Participant withdrawals                                      (217,522)          (165,073)           (35,825)          (223,203)
                                                         ---------------   ----------------   ----------------   ----------------
   Net increase (decrease) in net assets resulting
      from participant transactions                              592,714           (131,043)           (55,358)        (1,364,249)
                                                         ---------------   ----------------   ----------------   ----------------
   Net increase (decrease) in net assets                       1,883,496            274,324            109,840           (210,245)
NET ASSETS
   Beginning of period                                         3,600,634          1,818,063            365,726          4,076,608
                                                         ---------------   ----------------   ----------------   ----------------
   End of period                                         $     5,484,130   $      2,092,387   $        475,566   $      3,866,363
                                                         ===============   ================   ================   ================

                                                            TEMPLETON         TEMPLETON
                                                           GLOBAL ASSET         GROWTH         RYDEX VARIABLE     RYDEX VARIABLE
                                                            ALLOCATION        SECURITIES         TRUST JUNO         TRUST NOVA
                                                            SUBACCOUNT        SUBACCOUNT        SUBACCOUNT(4)      SUBACCOUNT(3)
                                                         ---------------   ----------------   ----------------   ----------------
FROM OPERATIONS
   Net investment income (loss)                          $         3,589   $         16,714   $           (696)  $           (399)
   Net realized gain (loss)                                      (38,603)            (4,994)              (921)             1,350
   Net change in unrealized appreciation (depreciation)
      on investments                                             101,005          1,031,514             (9,183)            15,637
                                                         ---------------   ----------------   ----------------   ----------------
   Net increase (decrease) resulting from operations              65,991          1,043,234            (10,800)            16,588
                                                         ---------------   ----------------   ----------------   ----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                            9,881            106,547             50,005                310
   Participant transfers                                        (210,891)         2,220,346            188,237             86,936
   Participant withdrawals                                       (29,356)          (267,997)            (2,757)               (15)
                                                         ---------------   ----------------   ----------------   ----------------
   Net increase (decrease) in net assets resulting
      from participant transactions                             (230,366)         2,058,896            235,485             87,231
                                                         ---------------   ----------------   ----------------   ----------------
   Net increase (decrease) in net assets                        (164,375)         3,102,130            224,685            103,819
NET ASSETS
   Beginning of period                                           395,750          2,905,706                -                  -
                                                         ---------------   ----------------   ----------------   ----------------
   End of period                                         $       231,375   $      6,007,836   $        224,685   $        103,819
                                                         ===============   ================   ================   ================

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                                         RYDEX VARIABLE       SCUDDER VIT
                                                          TRUST SECTOR      EAFE(R) EQUITY       SCUDDER VIT
                                                            ROTATION            INDEX         EQUITY 500 INDEX      TECHNOLOGY
                                                          SUBACCOUNT(2)       SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                         ---------------   ----------------   ----------------   ----------------
FROM OPERATIONS
   Net investment income (loss)                          $          (442)  $         28,267   $         (1,879)  $        (10,745)
   Net realized gain (loss)                                          -              (62,280)           (73,394)          (292,600)
   Net change in unrealized appreciation (depreciation)
      on investments                                               7,760            208,890            216,750            738,413
                                                         ---------------   ----------------   ----------------   ----------------
   Net increase (decrease) resulting from operations               7,318            174,877            141,477            435,068
                                                         ---------------   ----------------   ----------------   ----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                               45              7,056             24,221             41,884
   Participant transfers                                         164,154           (447,801)          (166,861)          (106,550)
   Participant withdrawals                                            13            (31,307)           (32,480)           (95,509)
                                                         ---------------   ----------------   ----------------   ----------------
   Net increase (decrease) in net assets resulting
      from participant transactions                              164,212           (472,052)          (175,120)          (160,175)
                                                         ---------------   ----------------   ----------------   ----------------
   Net increase (decrease) in net assets                         171,530           (297,175)           (33,643)           274,893
NET ASSETS
   Beginning of period                                               -            1,394,479          1,997,612            997,699
                                                         ---------------   ----------------   ----------------   ----------------
   End of period                                         $       171,530   $      1,097,304   $      1,963,969   $      1,272,592
                                                         ===============   ================   ================   ================

                                                                                WANGER                              WANGER U.S.
                                                          WANGER FOREIGN     INTERNATIONAL                           SMALLER
                                                              FORTY            SMALL CAP        WANGER TWENTY       COMPANIES
                                                            SUBACCOUNT        SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                         ---------------   ----------------   ----------------   ----------------
FROM OPERATIONS
   Net investment income (loss)                          $        (8,515)  $        (40,828)  $        (12,972)  $       (131,991)
   Net realized gain (loss)                                      (43,049)           (27,055)             3,119             95,350
   Net change in unrealized appreciation (depreciation)
      on investments                                             543,098          2,758,939            370,296          5,118,251
                                                         ---------------   ----------------   ----------------   ----------------
   Net increase (decrease) resulting from operations             491,534          2,691,056            360,443          5,081,610
                                                         ---------------   ----------------   ----------------   ----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                           37,673            204,857             38,816            417,090
   Participant transfers                                         198,922            406,412            173,277           (166,360)
   Participant withdrawals                                      (110,604)          (467,712)           (37,757)          (892,134)
                                                         ---------------   ----------------   ----------------   ----------------
   Net increase (decrease) in net assets resulting
      from participant transactions                              125,991            143,557            174,336           (641,404)
                                                         ---------------   ----------------   ----------------   ----------------
   Net increase (decrease) in net assets                         617,525          2,834,613            534,779          4,440,206
NET ASSETS
   Beginning of period                                         1,321,283          5,759,363          1,166,633         12,273,864
                                                         ---------------   ----------------   ----------------   ----------------
   End of period                                         $     1,938,808   $      8,593,976   $      1,701,412   $     16,714,070
                                                         ===============   ================   ================   ================

+   Participant transfers include net assets transferred in from Aberdeen
    New Asia on February 7, 2003.
++ Participant transfers include net assets transferred in from MFS Investors Growth and Van Kampen Focus Equity on February 14, 2003.

Footnotes for Statements of Changes in Net Assets
For the period ended December 31, 2003

(1) From inception June 3, 2003 to December 31, 2003.
(2) From inception June 6, 2003 to December 31, 2003.
(3) From inception June 12, 2003 to December 31, 2003.
(4) From inception June 16, 2003 to December 31, 2003.

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002

                                                            PHOENIX-         PHOENIX-                           PHOENIX-ALLIANCE/
                                                            ABERDEEN       ABERDEEN NEW       PHOENIX-AIM           BERNSTEIN
                                                         INTERNATIONAL         ASIA          MID-CAP EQUITY       GROWTH + VALUE
                                                           SUBACCOUNT       SUBACCOUNT         SUBACCOUNT           SUBACCOUNT
                                                        ----------------   -------------   ------------------   ------------------
FROM OPERATIONS
   Net investment income (loss)                         $          7,808   $       9,813   $           (2,367)  $           (2,855)
   Net realized gain (loss)                                      (97,215)         (4,719)                 246               (3,002)
   Net unrealized appreciation (depreciation)                   (797,745)         18,472               19,214             (233,411)
                                                        ----------------   -------------   ------------------   ------------------
   Net increase (decrease) resulting from operations            (887,152)         23,566               17,093             (239,268)
                                                        ----------------   -------------   ------------------   ------------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                          425,255          72,396               32,309               97,248
   Participant transfers                                        (739,017)       (115,139)             802,116              551,586
   Participant withdrawals                                      (242,827)        (47,490)                 -                  4,071
                                                        ----------------   -------------   ------------------   ------------------
   Net increase (decrease) in net assets resulting
      from participant transactions                             (556,589)        (90,233)             834,425              652,905
                                                        ----------------   -------------   ------------------   ------------------
   Net increase (decrease) in net assets                      (1,443,741)        (66,667)             851,518              413,637
NET ASSETS
   Beginning of period                                         5,848,531         627,836               27,520              476,265
                                                        ----------------   -------------   ------------------   ------------------
   End of period                                        $      4,404,790   $     561,169   $          879,038   $          889,902
                                                        ================   =============   ==================   ==================

                                                                             PHOENIX-
                                                                             DEUTSCHE       PHOENIX-DUFF &           PHOENIX-
                                                            PHOENIX-        NASDAQ-100        PHELPS REAL            ENGEMANN
                                                         DEUTSCHE DOW 30     INDEX(R)      ESTATE SECURITIES      CAPITAL GROWTH
                                                           SUBACCOUNT       SUBACCOUNT         SUBACCOUNT            SUBACCOUNT
                                                        ----------------   -------------   ------------------   ------------------
FROM OPERATIONS
   Net investment income (loss)                         $          8,636   $      (5,270)  $           90,246   $         (114,342)
   Net realized gain (loss)                                     (153,093)         (5,068)              18,034             (691,162)
   Net unrealized appreciation (depreciation)                   (447,108)       (296,258)             159,551           (3,414,900)
                                                        ----------------   -------------   ------------------   ------------------
   Net increase (decrease) resulting from operations            (591,565)       (306,596)             267,831           (4,220,404)
                                                        ----------------   -------------   ------------------   ------------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                          211,685         110,596              348,073            1,015,965
   Participant transfers                                        (120,676)        121,601              429,651             (148,360)
   Participant withdrawals                                       (69,566)        (28,056)            (162,730)            (921,428)
                                                        ----------------   -------------   ------------------   ------------------
   Net increase (decrease) in net assets resulting
      from participant transactions                               21,443         204,141              614,994              (53,823)
                                                        ----------------   -------------   ------------------   ------------------
   Net increase (decrease) in net assets                        (570,122)       (102,455)             882,825           (4,274,227)
NET ASSETS
   Beginning of period                                         2,808,699         675,896            2,766,962           14,738,378
                                                        ----------------   -------------   ------------------   ------------------
   End of period                                        $      2,238,577   $     573,441   $        3,649,787   $       10,464,151
                                                        ================   =============   ==================   ==================

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002
                                   (CONTINUED)

                                                            PHOENIX-                              PHOENIX-
                                                         ENGEMANN SMALL         PHOENIX-       GOODWIN MULTI-
                                                            & MID-CAP        GOODWIN MONEY      SECTOR FIXED     PHOENIX-HOLLISTER
                                                             GROWTH              MARKET            INCOME           VALUE EQUITY
                                                           SUBACCOUNT          SUBACCOUNT        SUBACCOUNT          SUBACCOUNT
                                                        ---------------    ----------------   ---------------   ------------------
FROM OPERATIONS
   Net investment income (loss)                         $       (13,342)   $         57,413   $       380,737   $           (1,838)
   Net realized gain (loss)                                    (102,728)                -              11,797             (320,396)
   Net unrealized appreciation (depreciation)                  (488,534)                -             144,956           (2,275,098)
                                                        ---------------    ----------------   ---------------   ------------------
   Net increase (decrease) resulting from operations           (604,604)             57,413           537,490           (2,597,332)
                                                        ---------------    ----------------   ---------------   ------------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                         123,127           6,044,825           240,507            1,124,934
   Participant transfers                                       (262,433)         (3,631,157)          424,900             (460,844)
   Participant withdrawals                                      (37,800)         (2,919,483)         (485,017)            (447,956)
                                                        ---------------    ----------------   ---------------   ------------------
   Net increase (decrease) in net assets resulting
      from participant transactions                            (177,106)           (505,815)          180,390              216,134
                                                        ---------------    ----------------   ---------------   ------------------
   Net increase (decrease) in net assets                       (781,710)           (448,402)          717,880           (2,381,198)
NET ASSETS
   Beginning of period                                        2,040,629          11,002,958         5,635,099           10,278,426
                                                        ---------------    ----------------   ---------------   ------------------
   End of period                                        $     1,258,919    $     10,554,556   $     6,352,979   $        7,897,228
                                                        ===============    ================   ===============   ==================

                                                          PHOENIX-J.P.
                                                             MORGAN
                                                            RESEARCH         PHOENIX-JANUS     PHOENIX-JANUS      PHOENIX-KAYNE
                                                         ENHANCED INDEX     FLEXIBLE INCOME       GROWTH         LARGE-CAP CORE
                                                           SUBACCOUNT          SUBACCOUNT       SUBACCOUNT        SUBACCOUNT(3)
                                                        ---------------    ----------------   ---------------   ------------------
FROM OPERATIONS
   Net investment income (loss)                         $         1,005    $        174,069   $       (99,789)  $               51
   Net realized gain (loss)                                     (48,027)             20,169        (1,127,246)                  (1)
   Net unrealized appreciation (depreciation)                  (923,652)            255,529        (3,422,386)              (2,952)
                                                        ---------------    ----------------   ---------------   ------------------
   Net increase (decrease) resulting from operations           (970,674)            449,767        (4,649,421)              (2,902)
                                                        ---------------    ----------------   ---------------   ------------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                         150,763             588,006         1,009,899                  -
   Participant transfers                                        437,989           1,399,124           923,411               68,447
   Participant withdrawals                                     (247,069)           (422,272)         (500,436)                (107)
                                                        ---------------    ----------------   ---------------   ------------------
   Net increase (decrease) in net assets resulting
      from participant transactions                             341,683           1,564,858         1,432,874               68,340
                                                        ---------------    ----------------   ---------------   ------------------
   Net increase (decrease) in net assets                       (628,991)          2,014,625        (3,216,547)              65,438
NET ASSETS
   Beginning of period                                        3,750,634           3,499,584        11,652,301                  -
                                                        ---------------    ----------------   ---------------   ------------------
   End of period                                        $     3,121,643    $      5,514,209   $     8,435,754   $           65,438
                                                        ===============    ================   ===============   ==================

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002
                                   (CONTINUED)

                                                         PHOENIX-KAYNE     PHOENIX-LAZARD
                                                           SMALL-CAP        INTERNATIONAL      PHOENIX-LAZARD     PHOENIX-LAZARD
                                                         QUALITY VALUE      EQUITY SELECT     SMALL-CAP VALUE     U.S. MULTI-CAP
                                                         SUBACCOUNT(5)      SUBACCOUNT(1)      SUBACCOUNT(2)       SUBACCOUNT(3)
                                                        --------------   -----------------   ----------------   -----------------
FROM OPERATIONS
   Net investment income (loss)                         $           71   $             (35)  $            (19)  $             -
   Net realized gain (loss)                                         44                 -                   (7)                -
   Net unrealized appreciation (depreciation)                     (348)                238               (965)                  9
                                                        --------------   -----------------   ----------------   -----------------
   Net increase (decrease) resulting from operations              (233)                203               (991)                  9
                                                        --------------   -----------------   ----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                             51                 -                  -                   -
   Participant transfers                                        14,705              18,042             20,474                 990
   Participant withdrawals                                          (5)                 (1)               (71)                -
                                                        --------------   -----------------   ----------------   -----------------
   Net increase (decrease) in net assets resulting
      from participant transactions                             14,751              18,041             20,403                 990
                                                        --------------   -----------------   ----------------   -----------------
   Net increase (decrease) in net assets                        14,518              18,244             19,412                 999
NET ASSETS
   Beginning of period                                             -                   -                  -                   -
                                                        --------------   -----------------   ----------------   -----------------
   End of period                                        $       14,518   $          18,244   $         19,412   $             999
                                                        ==============   =================   ================   =================

                                                          PHOENIX-LORD      PHOENIX-LORD        PHOENIX-LORD        PHOENIX-MFS
                                                          ABBETT BOND-    ABBETT LARGE-CAP     ABBETT MID-CAP    INVESTORS GROWTH
                                                           DEBENTURE            VALUE              VALUE               STOCK
                                                         SUBACCOUNT(4)      SUBACCOUNT(1)      SUBACCOUNT(2)        SUBACCOUNT
                                                        --------------   -----------------   ----------------   -----------------
FROM OPERATIONS
   Net investment income (loss)                         $          794   $              19   $            122   $          (1,498)
   Net realized gain (loss)                                         84                  (3)                (3)             (1,023)
   Net unrealized appreciation (depreciation)                    1,263                  63              2,332             (38,110)
                                                        --------------   -----------------   ----------------   -----------------
   Net increase (decrease) resulting from operations             2,141                  79              2,451             (40,631)
                                                        --------------   -----------------   ----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                            -                    24                -                72,199
   Participant transfers                                        49,784              66,738            106,181             358,044
   Participant withdrawals                                         -                  (114)              (147)             (5,114)
                                                        --------------   -----------------   ----------------   -----------------
   Net increase (decrease) in net assets resulting
      from participant transactions                             49,784              66,648            106,034             425,129
                                                        --------------   -----------------   ----------------   -----------------
   Net increase (decrease) in net assets                        51,925              66,727            108,485             384,498
NET ASSETS
   Beginning of period                                             -                   -                  -                18,873
                                                        --------------   -----------------   ----------------   -----------------
   End of period                                        $       51,925   $          66,727   $        108,485   $         403,371
                                                        ==============   =================   ================   =================

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002
                                   (CONTINUED)

                                                                                                                      PHOENIX-
                                                                                                   PHOENIX-           OAKHURST
                                                           PHOENIX-MFS       PHOENIX-MFS       OAKHURST GROWTH       STRATEGIC
                                                         INVESTORS TRUST        VALUE             AND INCOME         ALLOCATION
                                                            SUBACCOUNT        SUBACCOUNT          SUBACCOUNT         SUBACCOUNT
                                                        -----------------   ----------------   -----------------   ---------------
FROM OPERATIONS
   Net investment income (loss)                         $               6   $          7,661   $         (10,568)  $       256,542
   Net realized gain (loss)                                            67              1,223            (415,981)          (83,081)
   Net unrealized appreciation (depreciation)                     (12,467)          (231,266)         (2,198,048)       (2,138,303)
                                                        -----------------   ----------------   -----------------   ---------------
   Net increase (decrease) resulting from operations              (12,394)          (222,382)         (2,624,597)       (1,964,842)
                                                        -----------------   ----------------   -----------------   ---------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                            22,129            311,422             560,198         1,330,238
   Participant transfers                                          149,914          1,919,652            (344,119)        9,227,062
   Participant withdrawals                                         (1,254)           (22,621)           (471,958)         (897,240)
                                                        -----------------   ----------------   -----------------   ---------------
   Net increase (decrease) in net assets resulting
      from participant transactions                               170,789          2,208,453            (255,879)        9,660,060
                                                        -----------------   ----------------   -----------------   ---------------
   Net increase (decrease) in net assets                          158,395          1,986,071          (2,880,476)        7,695,218
NET ASSETS
   Beginning of period                                             13,444            389,665          10,165,217         6,908,152
                                                        -----------------   ----------------   -----------------   ---------------
   End of period                                        $         171,839   $      2,375,736   $       7,284,741   $    14,603,370
                                                        =================   ================   =================   ===============

                                                        PHOENIX-SANFORD     PHOENIX-SANFORD    PHOENIX-SANFORD
                                                        BERNSTEIN GLOBAL     BERNSTEIN MID-    BERNSTEIN SMALL-     PHOENIX-SENECA
                                                              VALUE            CAP VALUE          CAP VALUE         MID-CAP GROWTH
                                                           SUBACCOUNT          SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                        -----------------   ----------------   -----------------   ---------------
FROM OPERATIONS
   Net investment income (loss)                         $             733   $          1,375   $          (4,901)  $       (59,448)
   Net realized gain (loss)                                        (3,879)           258,700             163,639          (439,569)
   Net unrealized appreciation (depreciation)                     (61,302)          (772,431)           (644,422)       (2,343,240)
                                                        -----------------   ----------------   -----------------   ---------------
   Net increase (decrease) resulting from operations              (64,448)          (512,356)           (485,684)       (2,842,257)
                                                        -----------------   ----------------   -----------------   ---------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                            44,555            558,960             519,666           789,220
   Participant transfers                                          129,690          1,103,417           2,813,682          (144,266)
   Participant withdrawals                                        (14,353)          (120,772)            (55,859)         (442,847)
                                                        -----------------   ----------------   -----------------   ---------------
   Net increase (decrease) in net assets resulting
      from participant transactions                               159,892          1,541,605           3,277,489           202,107
                                                        -----------------   ----------------   -----------------   ---------------
   Net increase (decrease) in net assets                           95,444          1,029,249           2,791,805        (2,640,150)
NET ASSETS
   Beginning of period                                            274,078          2,836,102           1,083,667         7,506,208
                                                        -----------------   ----------------   -----------------   ---------------
   End of period                                        $         369,522   $      3,865,351   $       3,875,472   $     4,866,058
                                                        =================   ================   =================   ===============

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002
                                   (CONTINUED)

                                                                             PHOENIX-STATE
                                                                            STREET RESEARCH      PHOENIX-VAN
                                                         PHOENIX-SENECA         SMALL-CAP        KAMPEN FOCUS     AIM V.I. CAPITAL
                                                         STRATEGIC THEME         GROWTH             EQUITY          APPRECIATION
                                                           SUBACCOUNT         SUBACCOUNT(1)       SUBACCOUNT         SUBACCOUNT
                                                       -----------------   -----------------   ---------------   -----------------
FROM OPERATIONS
   Net investment income (loss)                        $         (48,076)  $             (11)  $       (10,191)  $          (1,276)
   Net realized gain (loss)                                     (730,587)                -            (358,289)             (8,996)
   Net unrealized appreciation (depreciation)                 (1,745,100)               (212)         (114,943)            (37,115)
                                                       -----------------   -----------------   ---------------   -----------------
   Net increase (decrease) resulting from operations          (2,523,763)               (223)         (483,423)            (47,387)
                                                       -----------------   -----------------   ---------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                          261,868                 328            86,570              52,580
   Participant transfers                                      (1,038,045)              4,960          (870,122)            115,065
   Participant withdrawals                                      (505,605)                -              (7,543)             (3,218)
                                                       -----------------   -----------------   ---------------   -----------------
   Net increase (decrease) in net assets resulting
      from participant transactions                           (1,281,782)              5,288          (791,095)            164,427
                                                       -----------------   -----------------   ---------------   -----------------
   Net increase (decrease) in net assets                      (3,805,545)              5,065        (1,274,518)            117,040
NET ASSETS
   Beginning of period                                         7,579,408                 -           1,724,608              63,150
                                                       -----------------   -----------------   ---------------   -----------------
   End of period                                       $       3,773,863   $           5,065   $       450,090   $         180,190
                                                       =================   =================   ===============   =================

                                                                                                FEDERATED FUND
                                                                             ALGER AMERICAN        FOR U.S.        FEDERATED HIGH
                                                        AIM V.I. PREMIER        LEVERAGED         GOVERNMENT         INCOME BOND
                                                             EQUITY              ALLCAP          SECURITIES II         FUND II
                                                           SUBACCOUNT          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                       -----------------   -----------------   ---------------   -----------------
FROM OPERATIONS
   Net investment income (loss)                        $          (2,509)  $         (17,716)  $       220,414   $         155,830
   Net realized gain (loss)                                      (13,164)           (111,502)            3,126              (5,820)
   Net unrealized appreciation (depreciation)                   (198,580)           (756,506)          573,632            (137,485)
                                                       -----------------   -----------------   ---------------   -----------------
   Net increase (decrease) resulting from operations            (214,253)           (885,724)          797,172              12,525
                                                       -----------------   -----------------   ---------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                          256,300             317,150         1,652,887             382,422
   Participant transfers                                         319,984             468,543         4,895,934             591,516
   Participant withdrawals                                      (108,059)            (46,532)         (701,561)           (115,104)
                                                       -----------------   -----------------   ---------------   -----------------
   Net increase (decrease) in net assets resulting
      from participant transactions                              468,225             739,161         5,847,260             858,834
                                                       -----------------   -----------------   ---------------   -----------------
   Net increase (decrease) in net assets                         253,972            (146,563)        6,644,432             871,359
NET ASSETS
   Beginning of period                                           284,945           1,991,835         6,585,529           1,569,932
                                                       -----------------   -----------------   ---------------   -----------------
   End of period                                       $         538,917   $       1,845,272   $    13,229,961   $       2,441,291
                                                       =================   =================   ===============   =================

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002
                                   (CONTINUED)

                                                                               VIP GROWTH                         MUTUAL SHARES
                                                        VIP CONTRAFUND(R)    OPPORTUNITIES       VIP GROWTH         SECURITIES
                                                           SUBACCOUNT          SUBACCOUNT        SUBACCOUNT         SUBACCOUNT
                                                       -----------------   -----------------   ---------------   -----------------
FROM OPERATIONS
   Net investment income (loss)                        $          (6,390)  $            (358)  $       (23,054)  $             801
   Net realized gain (loss)                                      (67,517)            (54,549)         (204,820)              9,218
   Net unrealized appreciation (depreciation)                   (140,872)            (61,274)         (774,224)           (291,332)
                                                       -----------------   -----------------   ---------------   -----------------
   Net increase (decrease) resulting from operations            (214,779)           (116,181)       (1,002,098)           (281,313)
                                                       -----------------   -----------------   ---------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                          285,339              37,833           377,723             170,759
   Participant transfers                                       1,285,496              51,328         2,298,510             386,189
   Participant withdrawals                                      (126,710)            (16,543)          (76,226)            (71,469)
                                                       -----------------   -----------------   ---------------   -----------------
   Net increase (decrease) in net assets resulting
      from participant transactions                            1,444,125              72,618         2,600,007             485,479
                                                       -----------------   -----------------   ---------------   -----------------
   Net increase (decrease) in net assets                       1,229,346             (43,563)        1,597,909             204,166
NET ASSETS
   Beginning of period                                         1,244,527             439,056         2,002,725           1,613,897
                                                       -----------------   -----------------   ---------------   -----------------
   End of period                                       $       2,473,873   $         395,493   $     3,600,634   $       1,818,063
                                                       =================   =================   ===============   =================

                                                            TEMPLETON
                                                           DEVELOPING           TEMPLETON          TEMPLETON          TEMPLETON
                                                             MARKETS             FOREIGN         GLOBAL ASSET          GROWTH
                                                           SECURITIES          SECURITIES         ALLOCATION         SECURITIES
                                                           SUBACCOUNT          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                       -----------------   -----------------   ---------------   -----------------
FROM OPERATIONS
   Net investment income (loss)                        $           2,460   $          26,419   $         3,968   $          45,501
   Net realized gain (loss)                                       (6,671)             (7,322)             (977)             42,296
   Net unrealized appreciation (depreciation)                      1,418            (908,825)          (26,272)           (755,772)
                                                       -----------------   -----------------   ---------------   -----------------
   Net increase (decrease) resulting from operations              (2,793)           (889,728)          (23,281)           (667,975)
                                                       -----------------   -----------------   ---------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                           18,399             670,733            13,291             457,706
   Participant transfers                                         (96,882)          1,205,754           (43,530)            793,517
   Participant withdrawals                                       (29,727)           (100,804)           (2,160)           (101,435)
                                                       -----------------   -----------------   ---------------   -----------------
   Net increase (decrease) in net assets resulting
      from participant transactions                             (108,210)          1,775,683           (32,399)          1,149,788
                                                       -----------------   -----------------   ---------------   -----------------
   Net increase (decrease) in net assets                        (111,003)            885,955           (55,680)            481,813
NET ASSETS
   Beginning of period                                           476,729           3,190,653           451,430           2,423,893
                                                       -----------------   -----------------   ---------------   -----------------
   End of period                                       $         365,726   $       4,076,608   $       395,750   $       2,905,706
                                                       =================   =================   ===============   =================

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002
                                   (CONTINUED)

                                                           SCUDDER VIT
                                                          EAFE(R) EQUITY      SCUDDER VIT                          WANGER FOREIGN
                                                              INDEX         EQUITY 500 INDEX      TECHNOLOGY            FORTY
                                                           SUBACCOUNT          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                       -----------------   -----------------   ---------------   -----------------
FROM OPERATIONS
   Net investment income (loss)                        $          12,650   $          20,102   $       (15,618)  $         (13,694)
   Net realized gain (loss)                                       (5,284)               (207)         (876,913)            (53,833)
   Net unrealized appreciation (depreciation)                   (210,598)            (51,875)         (598,267)           (195,622)
                                                       -----------------   -----------------   ---------------   -----------------
   Net increase (decrease) resulting from operations            (203,232)            (31,980)       (1,490,798)           (263,149)
                                                       -----------------   -----------------   ---------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                           46,629             142,427            82,191             107,433
   Participant transfers                                         557,082           1,767,684          (555,449)           (175,413)
   Participant withdrawals                                       (41,401)             (3,250)         (125,043)            (72,954)
                                                       -----------------   -----------------   ---------------   -----------------
   Net increase (decrease) in net assets resulting
      from participant transactions                              562,310           1,906,861          (598,301)           (140,934)
                                                       -----------------   -----------------   ---------------   -----------------
   Net increase (decrease) in net assets                         359,078           1,874,881        (2,089,099)           (404,083)
NET ASSETS
   Beginning of period                                         1,035,401             122,731         3,086,798           1,725,366
                                                       -----------------   -----------------   ---------------   -----------------
   End of period                                       $       1,394,479   $       1,997,612   $       997,699   $       1,321,283
                                                       =================   =================   ===============   =================

                                                             WANGER                               WANGER U.S.
                                                          INTERNATIONAL                             SMALLER
                                                            SMALL CAP         WANGER TWENTY        COMPANIES
                                                           SUBACCOUNT          SUBACCOUNT         SUBACCOUNT
                                                       -----------------   -----------------   ---------------
FROM OPERATIONS
   Net investment income (loss)                        $         (60,052)  $         (10,495)  $      (133,215)
   Net realized gain (loss)                                      (96,055)             (7,524)         (620,063)
   Net unrealized appreciation (depreciation)                   (925,383)            (93,436)       (2,531,743)
                                                       -----------------   -----------------   ---------------
   Net increase (decrease) resulting from operations          (1,081,490)           (111,455)       (3,285,021)
                                                       -----------------   -----------------   ---------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                          640,899             106,876         1,634,443
   Participant transfers                                        (323,031)             (3,540)         (868,992)
   Participant withdrawals                                      (313,489)            (44,753)         (745,367)
                                                       -----------------   -----------------   ---------------
   Net increase (decrease) in net assets resulting
      from participant transactions                                4,379              58,583            20,084
                                                       -----------------   -----------------   ---------------
   Net increase (decrease) in net assets                      (1,077,111)            (52,872)       (3,264,937)
NET ASSETS
   Beginning of period                                         6,836,474           1,219,505        15,538,801
                                                       -----------------   -----------------   ---------------
   End of period                                       $       5,759,363   $       1,166,633   $    12,273,864
                                                       =================   =================   ===============

Footnotes for Statements of Changes in Net Assets
For the period ended December 31, 2002

(1)  From inception August 22, 2002 to December 31, 2002.
(2)  From inception August 29, 2002 to December 31, 2002.
(3)  From inception September 4, 2002 to December 31, 2002.
(4)  From inception September 25, 2002 to December 31, 2002.
(5)  From inception October 22, 2002 to December 31, 2002.

                        See Notes to Financial Statements

                 THE PHOENIX EDGE(R)-VA (DEATH BENEFIT OPTION 1)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 1--ORGANIZATION

     PHL Variable Accumulation Account (the "Account"), is a separate investment account of PHL Variable Insurance Company ("PHL Variable"). PHL Variable is an indirect, wholly-owned subsidiary of Phoenix Life Insurance Company ("Phoenix"). The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and was established December 7, 1994. The Account currently consists of 54 subaccounts that invest in shares of a specific series of a mutual fund. The mutual funds include The Phoenix Edge Series Fund, AIM Variable Insurance Funds, The Alger American Fund, Federated Insurance Series, Fidelity(R) Variable Insurance Products, Franklin Templeton Variable Insurance Products Trust, The Rydex Variable Trust, Scudder Investments VIT Funds, The Universal Institutional Funds, Inc. and Wanger Advisors Trust (collectively, the "Funds"). As of December 31, 2003, all subaccounts were available for investment.

     Each series has distinct investment objectives as outlined below. Additionally, policyholders also may direct the allocation of their investments between the Account, the Guaranteed Interest Account ("GIA") or the Market Value Adjusted Guaranteed Interest Account ("MVA").

     The investment objectives as listed below in no way conflict with the investment objectives as listed in The Phoenix Edge Series annual report. The investment objectives for all of the Funds can also be found in the various Funds' prospectuses.

------------------------------------------------------------------------------------------------------------------------------
                      SERIES NAME                                              INVESTMENT OBJECTIVE
---------------------------------------------------- --------------------------------------------------------------------------
Phoenix-Aberdeen International Series                 High total return consistent with reasonable risk
---------------------------------------------------- --------------------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity Series                     Long-term growth of capital
---------------------------------------------------- --------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series      High total return
---------------------------------------------------- --------------------------------------------------------------------------
Phoenix-Alliance/Bernstein  Growth + Value Series     Long-term capital growth
---------------------------------------------------- --------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series   Capital appreciation and income with approximately equal emphasis
---------------------------------------------------- --------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series                Intermediate and long-term growth of capital appreciation with income as a secondary consideration
---------------------------------------------------- --------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth Series        Long-term growth of capital
---------------------------------------------------- --------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                   As high a level of current income as is consistent with the preservation of capital and maintenance of liquidity
---------------------------------------------------- --------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series      Long-term total return
---------------------------------------------------- --------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond Series   To provide high current income while attempting to limit changes in the series' net asset value per share caused by interest rate changes
---------------------------------------------------- --------------------------------------------------------------------------
Phoenix-Janus Flexible Income Series                  Maximum total return consistent with the preservation of capital
---------------------------------------------------- --------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                 Long-term capital appreciation with dividend income as a secondary consideration
---------------------------------------------------- --------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series          Long-term capital appreciation with dividend income as a secondary consideration
---------------------------------------------------- --------------------------------------------------------------------------
Phoenix-Lazard International Equity Select Series     Long-term capital appreciation
---------------------------------------------------- --------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value Series                 Long-term capital appreciation
---------------------------------------------------- --------------------------------------------------------------------------
Phoenix-Lazard U.S. Multi-Cap Series                  Long-term capital appreciation
---------------------------------------------------- --------------------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture Series             High current income and long-term capital appreciation to produce a high total return
---------------------------------------------------- --------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value Series            Capital appreciation with income as a secondary consideration
---------------------------------------------------- --------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value Series              Capital appreciation
---------------------------------------------------- --------------------------------------------------------------------------
Phoenix-MFS Investors Growth Stock Series             Long-term growth of capital and future income rather than current income
---------------------------------------------------- --------------------------------------------------------------------------
Phoenix-MFS Investors Trust Series                    Long-term growth of capital; secondarily to provide reasonable current income
---------------------------------------------------- --------------------------------------------------------------------------
Phoenix-MFS Value Series                              Capital appreciation and reasonable income
---------------------------------------------------- --------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                        To track the total return of the Dow Jones Industrial Average(SM) before fund expenses
---------------------------------------------------- --------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series           To track the total return of the Nasdaq-100 Index(R) before fund expenses
---------------------------------------------------- --------------------------------------------------------------------------
Phoenix-Oakhurst Growth and Income Series             Dividend growth, current income and capital appreciation
---------------------------------------------------- --------------------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation Series          High total return over an extended period of time consistent with prudent investment risk
-------------------------------------------------------------------------------------------------------------------------------

                 THE PHOENIX EDGE(R)-VA (DEATH BENEFIT OPTION 1)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------------------------------------------------------
                      SERIES NAME                                               INVESTMENT OBJECTIVE
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Value Equity Series                    Long-term capital appreciation with current income as a secondary consideration
---------------------------------------------------- --------------------------------------------------------------------------
Phoenix-Sanford Bernstein Global Value Series           Long-term capital growth through investment in equity securities of foreign and U.S. companies
---------------------------------------------------- --------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series          Long-term capital appreciation with current income as a secondary investment objective
---------------------------------------------------- --------------------------------------------------------------------------
                                                        Long-term capital appreciation by investing primarily in small-
Phoenix-Sanford Bernstein Small-Cap Value Series        capitalization stocks that appear to be undervalued with current income as a secondary investment objective
---------------------------------------------------- --------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                    Capital appreciation
---------------------------------------------------- --------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                   Long-term capital appreciation
---------------------------------------------------- --------------------------------------------------------------------------
Phoenix-State Street Research Small-Cap Growth Series   Long-term capital growth
---------------------------------------------------- --------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                      Growth of capital
---------------------------------------------------- --------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                            Long-term growth of capital with income as a secondary objective
---------------------------------------------------- --------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio               Long-term capital appreciation
---------------------------------------------------- --------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II        Current income by investing primarily in a diversified portfolio or U.S.
                                                        government securities
---------------------------------------------------- --------------------------------------------------------------------------
Federated High Income Bond Fund II                      High current income by investing primarily in a professionally managed, diversified portfolio of fixed income securities
---------------------------------------------------- --------------------------------------------------------------------------
VIP Contrafund(R) Portfolio                             Long-term capital appreciation
---------------------------------------------------- --------------------------------------------------------------------------
VIP Growth Opportunities Portfolio                      Capital growth
---------------------------------------------------- --------------------------------------------------------------------------
VIP Growth Portfolio                                    Capital appreciation
---------------------------------------------------- --------------------------------------------------------------------------
Mutual Shares Securities Fund                           Capital appreciation with income as a secondary goal
---------------------------------------------------- --------------------------------------------------------------------------
Templeton Developing Markets Securities Fund            Long-term capital appreciation
---------------------------------------------------- --------------------------------------------------------------------------
Templeton Foreign Securities Fund                       Long-term capital growth
---------------------------------------------------- --------------------------------------------------------------------------
Templeton Global Asset Allocation Fund                  High total return
---------------------------------------------------- --------------------------------------------------------------------------
Templeton Growth Securities Fund                        Long-term capital growth
---------------------------------------------------- --------------------------------------------------------------------------
                                                        To provide investment results that will inversely correlate to the price movements of a benchmark for U.S. Treasury debt instruments or
Rydex Variable Trust Juno Fund                          futures contract on a specified debt instrument. The Fund's current benchmark is the inverse of the daily price movement of the Long
                                                        Treasury Bond
---------------------------------------------------- --------------------------------------------------------------------------
                                                        To provide investment results that match the performance of a specific
Rydex Variable Trust Nova Fund                          benchmark on a daily basis. The Fund's current benchmark is 150% of the performance of the S&P 500(R) Index (the "underlying index")
---------------------------------------------------- --------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund               Long-term capital appreciation
---------------------------------------------------- --------------------------------------------------------------------------
                                                        Match the performance of the Morgan Stanley Capital International
Scudder VIT EAFE(R) Equity Index Fund                   EAFE(R) Index which emphasizes stocks of companies in major markets in Europe, Australasia and the Far East
---------------------------------------------------- --------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                       Match the performance of the Standard & Poor's 500 Composite Stock
                                                        Price Index which emphasizes stocks of large U.S. companies
---------------------------------------------------- --------------------------------------------------------------------------
Technology Portfolio                                    Long-term capital appreciation
---------------------------------------------------- --------------------------------------------------------------------------
Wanger Foreign Forty                                    Long-term growth of capital
---------------------------------------------------- --------------------------------------------------------------------------
Wanger International Small Cap                          Long-term growth of capital
---------------------------------------------------- --------------------------------------------------------------------------
Wanger Twenty                                           Long-term growth of capital
---------------------------------------------------- --------------------------------------------------------------------------
Wanger U.S. Smaller Companies                           Long-term growth of capital
-------------------------------------------------------------------------------------------------------------------------------

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES

     A. VALUATION OF INVESTMENTS: Investments are made exclusively in the funds and are valued at the net asset values per share of the respective series.

                 THE PHOENIX EDGE(R)-VA (DEATH BENEFIT OPTION 1)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

      B. INVESTMENT TRANSACTIONS AND RELATED INCOME: Investment transactions are recorded on the trade date. Realized gains and losses include capital gain distributions from the funds as well as gains and losses on sales of shares in the funds determined on the LIFO (last in, first out) basis.

      C. INCOME TAXES: The Account is not a separate entity from PHL Variable and under current federal income tax law, income arising from the Account is not taxed since reserves are established equivalent to such income. Therefore, no provision for related federal taxes is required.

      D. DISTRIBUTIONS: Distributions from the Funds are recorded by each subaccount on the ex-dividend date.

      E. USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, disclosure of contingent assets and liabilities, revenues and expenses. Actual results could differ from those estimates.

      F. CONTRACTS IN PAYOUT (ANNUITIZATION) PERIOD: Net Assets of the Account at December 31, 2003 include amounts for contracts in the payout (annuitization) period. The amounts originally allocated to the contracts were the value of the outstanding annuity units owned at the time the annuitization occurred. The December 31, 2003 value would be the net amount remaining of the original allocation, less benefit payments made and plus or minus investment performance of each subaccount to which annuity units are credited. The mortality risk is fully borne by PHL variable. All additional reserving for mortality risk over and above the Account value is held in the general account of PHL Variable and is not transferred to the Account.

      Each annuity benefit payment is based upon the value of the annuity units credited to the contract. The number of annuity units in each subaccount to be credited is based on the value of the accumulation units in the subaccount and the applicable annuity payment rate. The payment rate differs according to the payment option selected and the age of the annuitant. The annuity payment rate is applied and will determine all payments for the variable annuity payment options. The value of the annuity units will vary with the investment performance of each subaccount to which annuity units are credited. The initial payment will be calculated based on an assumed investment return of 4 1/2 % per year.

                 THE PHOENIX EDGE(R)-VA (DEATH BENEFIT OPTION 1)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 3--PURCHASES AND PROCEEDS FROM SALES OF SHARES OF THE FUNDS
Purchases and proceeds from sales of shares of the Funds for the period ended December 31, 2003 aggregated the following:

SUBACCOUNT                                                                 PURCHASES                          SALES
----------                                                                 ---------                          -----
THE PHOENIX EDGE SERIES FUND
----------------------------
   Phoenix-Aberdeen International Series                                  $   770,432                      $ 1,231,840
   Phoenix-AIM Mid-Cap Equity Series                                          122,843                          671,187
   Phoenix-Alliance/Bernstein Enhanced Index Series                           652,508                        1,269,730
   Phoenix-Alliance/Bernstein Growth + Value Series                           253,477                          917,507
   Phoenix-Duff & Phelps Real Estate Securities Series                      1,362,729                          944,333
   Phoenix-Engemann Capital Growth Series                                     534,578                        1,401,819
   Phoenix-Engemann Small & Mid-Cap Growth Series                             288,342                          501,612
   Phoenix-Goodwin Money Market Series                                     11,294,209                       17,105,215
   Phoenix-Goodwin Multi-Sector Fixed Income Series                         1,855,825                        1,514,076
   Phoenix-Goodwin Multi-Sector Short Term Bond Series                      9,719,372                           76,689
   Phoenix-Janus Flexible Income Series                                     1,125,780                        1,936,288
   Phoenix-Kayne Rising Dividends Series                                      902,174                          176,784
   Phoenix-Kayne Small-Cap Quality Value Series                               260,627                            4,826
   Phoenix-Lazard International Equity Select Series                          599,737                           63,707
   Phoenix-Lazard Small-Cap Value Series                                    1,412,008                           46,128
   Phoenix-Lazard U.S. Multi-Cap Series                                        84,200                            1,507
   Phoenix-Lord Abbett Bond-Debenture Series                                  212,903                           47,440
   Phoenix-Lord Abbett Large-Cap Value Series                                 642,228                           66,268
   Phoenix-Lord Abbett Mid-Cap Value Series                                   543,966                           78,766
   Phoenix-MFS Investors Growth Stock Series                                1,310,526                        2,038,613
   Phoenix-MFS Investors Trust Series                                          84,101                           30,248
   Phoenix-MFS Value Series                                                 1,410,741                        2,030,624
   Phoenix-Northern Dow 30 Series                                             485,154                          376,765
   Phoenix-Northern Nasdaq-100 Index(R) Series                                563,798                          152,372
   Phoenix-Oakhurst Growth and Income Series                                  641,375                        1,244,424
   Phoenix-Oakhurst Strategic Allocation Series                             1,436,093                        2,429,566
   Phoenix-Oakhurst Value Equity Series                                     2,589,275                        1,441,824
   Phoenix-Sanford Bernstein Global Value Series                              196,956                           93,813
   Phoenix-Sanford Bernstein Mid-Cap Value Series                             728,957                        1,014,382
   Phoenix-Sanford Bernstein Small-Cap Value Series                           778,878                        2,236,022
   Phoenix-Seneca Mid-Cap Growth Series                                       410,682                          955,883
   Phoenix-Seneca Strategic Theme Series                                      243,519                          861,806
   Phoenix-State Street Research Small-Cap Growth Series                    1,028,848                          792,316

                 THE PHOENIX EDGE(R)-VA (DEATH BENEFIT OPTION 1)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 3--PURCHASES AND PROCEEDS FROM SALES OF SHARES OF THE FUNDS (CONTINUED)

SUBACCOUNT                                                                 PURCHASES                          SALES
----------                                                                 ---------                          -----
AIM VARIABLE INSURANCE FUNDS -- SERIES I SHARES
-----------------------------------------------
    AIM V.I. Capital Appreciation Fund                                    $  387,058                       $   58,981
    AIM V.I. Premier Equity Fund                                              58,427                          102,060

THE ALGER AMERICAN FUND -- CLASS O SHARES
-----------------------------------------
    Alger American Leveraged AllCap Portfolio                                591,132                          429,790

FEDERATED INSURANCE SERIES
--------------------------
    Federated Fund for U.S. Government Securities II                       2,704,191                        3,752,119
    Federated High Income Bond Fund II -- Primary Shares                   1,276,677                          970,388

FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- SERVICE CLASS
--------------------------------------------------------
    VIP Contrafund(R) Portfolio                                            1,020,273                          498,987
    VIP Growth Opportunities Portfolio                                       161,371                          156,674
    VIP Growth Portfolio                                                   1,205,068                          645,080

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2
---------------------------------------------------------------
    Mutual Shares Securities Fund                                            241,063                          369,652
    Templeton Developing Markets Securities Fund                              16,712                           71,177
    Templeton Foreign Securities Fund                                        954,564                        2,279,436
    Templeton Global Asset Allocation Fund                                    15,945                          242,805
    Templeton Growth Securities Fund                                       2,598,878                          520,897

THE RYDEX VARIABLE TRUST
------------------------
    Rydex Variable Trust Juno Fund                                           254,962                           19,980
    Rydex Variable Trust Nova Fund                                           114,839                           27,912
    Rydex Variable Trust Sector Rotation Fund                                164,212                              307

SCUDDER INVESTMENTS VIT FUNDS -- CLASS A
----------------------------------------
    Scudder VIT EAFE(R) Equity Index Fund                                    177,403                          621,925
    Scudder VIT Equity 500 Index Fund                                      1,345,953                        1,523,156

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. -- CLASS I SHARES
---------------------------------------------------------
    Technology Portfolio                                                     116,542                          287,165

WANGER ADVISORS TRUST
---------------------
    Wanger Foreign Forty                                                     466,220                          348,210
    Wanger International Small Cap                                           989,137                          884,091
    Wanger Twenty                                                            314,274                          152,497
    Wanger U.S. Smaller Companies                                          1,314,592                        2,084,501

                 THE PHOENIX EDGE(R)-VA (DEATH BENEFIT OPTION 1)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS
   A summary of Financial Highlights of the Account for the periods ended December 31, 2003, 2002 and 2001 follows:

                                                                                          PERIOD ENDED
                                                                                          DECEMBER 31,
                                                                     -----------------------------------------------------
SUBACCOUNT                                                              2003                 2002                  2001
----------                                                           ----------           ----------           -----------
THE PHOENIX EDGE SERIES FUND
----------------------------
    PHOENIX-ABERDEEN INTERNATIONAL SERIES
    Accumulation units outstanding                                    3,195,573            3,512,460            3,937,443
    Unit value                                                        $1.638787            $1.254047            $1.485367
    Net assets (thousands)                                               $5,237               $4,405               $5,849
    Mortality and expense ratio                                           0.90%                0.90%                0.90%
    Net investment income ratio                                           1.01%                0.15%              (0.90%)
    Total return                                                         30.68%             (15.57%)             (24.73%)

    PHOENIX-AIM MID-CAP EQUITY SERIES(4)
    Accumulation units outstanding                                      155,695              467,846               12,934
    Unit value                                                        $2.386949            $1.878906            $2.127752
    Net assets (thousands)                                                 $372                 $879                  $28
    Mortality and expense ratio                                           0.90%                0.90%                0.90% (16)
    Net investment income ratio                                         (0.91%)              (0.91%)              (0.88%) (16)
    Total return                                                         27.04%             (11.70%)                6.15%

    PHOENIX-ALLIANCE/BERNSTEIN  ENHANCED INDEX SERIES
    Accumulation units outstanding                                    2,083,479            2,503,633            2,274,969
    Unit value                                                        $1.559733            $1.246846            $1.648653
    Net assets (thousands)                                               $3,250               $3,122               $3,751
    Mortality and expense ratio                                           0.90%                0.90%                0.90%
    Net investment income ratio                                           0.16%                0.03%                0.18%
    Total return                                                         25.09%             (24.37%)             (12.70%)

    PHOENIX-ALLIANCE/BERNSTEIN  GROWTH + VALUE SERIES(6)
    Accumulation units outstanding                                      183,797              560,686              222,836
    Unit value                                                        $1.982706            $1.587130            $2.137284
    Net assets (thousands)                                                 $364                 $890                 $476
    Mortality and expense ratio                                           0.90%                0.90%                0.90% (16)
    Net investment income ratio                                         (0.72%)              (0.36%)                2.51% (16)
    Total return                                                         24.92%             (25.74%)                2.94%

    PHOENIX-DUFF & PHELPS REAL  ESTATE SECURITIES SERIES
    Accumulation units outstanding                                    1,157,244            1,118,110              941,521
    Unit value                                                        $4.472811            $3.264248            $2.938820
    Net assets (thousands)                                               $5,176               $3,650               $2,767
    Mortality and expense ratio                                           0.90%                0.90%                0.90%
    Net investment income ratio                                           2.57%                3.00%                3.20%
    Total return                                                         37.02%               11.07%                5.66%

                 THE PHOENIX EDGE(R)-VA (DEATH BENEFIT OPTION 1)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                          PERIOD ENDED
                                                                                          DECEMBER 31,
                                                                     -----------------------------------------------------
SUBACCOUNT                                                              2003                 2002                  2001
----------                                                           ----------           ----------            ----------
    PHOENIX-ENGEMANN CAPITAL GROWTH SERIES
    Accumulation units outstanding                                    10,207,136           10,977,008           11,519,963
    Unit value                                                         $1.194945            $0.953279            $1.279366
    Net assets (thousands)                                               $12,197              $10,464              $14,738
    Mortality and expense ratio                                            0.90%                0.90%                0.90%
    Net investment income ratio                                          (0.82%)              (0.88%)              (0.84%)
    Total return                                                          25.35%             (25.49%)             (35.17%)

    PHOENIX-ENGEMANN SMALL & MID-CAP GROWTH SERIES
    Accumulation units outstanding                                     1,292,181            1,569,466            1,794,881
    Unit value                                                         $1.163923            $0.802132            $1.136916
    Net assets (thousands)                                                $1,504               $1,259               $2,041
    Mortality and expense ratio                                            0.90%                0.90%                0.90%
    Net investment income ratio                                          (0.93%)              (0.88%)              (0.84%)
    Total return                                                          45.10%             (29.45%)             (27.39%)

    PHOENIX-GOODWIN MONEY MARKET SERIES
    Accumulation units outstanding                                     2,154,851            4,779,475            5,007,814
    Unit value                                                         $2.203421            $2.208309            $2.197158
    Net assets (thousands)                                                $4,748              $10,555              $11,003
    Mortality and expense ratio                                            0.90%                0.90%                0.90%
    Net investment income ratio                                          (0.19%)                0.51%                2.73%
    Total return                                                         (0.22%)                0.51%                2.88%

    PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME SERIES
    Accumulation units outstanding                                     2,536,859            2,551,105            2,466,687
    Unit value                                                         $2.827591            $2.490285            $2.284481
    Net assets (thousands)                                                $7,173               $6,353               $5,635
    Mortality and expense ratio                                            0.90%                0.90%                0.90%
    Net investment income ratio                                            5.78%                6.18%                7.91%
    Total return                                                          13.54%                9.01%                5.13%

    PHOENIX-GOODWIN MULTI-SECTOR SHORT TERM BOND SERIES(12)
    Accumulation units outstanding                                     9,461,142                    -                    -
    Unit value                                                         $1.024219                    -                    -
    Net assets (thousands)                                                $9,690 (16)               -                    -
    Mortality and expense ratio                                            0.90% (16)               -                    -
    Net investment income ratio                                            3.34%                    -                    -
    Total return                                                           2.16%                    -                    -

                 THE PHOENIX EDGE(R)-VA (DEATH BENEFIT OPTION 1)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                          PERIOD ENDED
                                                                                          DECEMBER 31,
                                                                     ----------------------------------------------------
SUBACCOUNT                                                              2003                 2002                  2001
----------                                                           ----------           ----------            ---------
    PHOENIX-JANUS FLEXIBLE INCOME SERIES
    Accumulation units outstanding                                    1,841,610            2,252,458            1,567,042
    Unit value                                                        $2.581024            $2.448085            $2.233242
    Net assets (thousands)                                               $4,753               $5,514               $3,500
    Mortality and expense ratio                                           0.90%                0.90%                0.90%
    Net investment income ratio                                           2.58%                3.71%                4.36%
    Total return                                                          5.43%                9.62%                6.27%

    PHOENIX-KAYNE RISING DIVIDENDS SERIES(9)
    Accumulation units outstanding                                      394,881               34,007                    -
    Unit value                                                        $2.271058            $1.924229                    -
    Net assets (thousands)                                                 $897                  $65                    -
    Mortality and expense ratio                                           0.90%                0.90% (16)               -
    Net investment income ratio                                         (0.07%)                0.64% (16)               -
    Total return                                                         18.02%              (1.87%)                    -

    PHOENIX-KAYNE SMALL-CAP QUALITY VALUE SERIES(11)
    Accumulation units outstanding                                      126,083                7,212                    -
    Unit value                                                        $2.399542            $2.013063                    -
    Net assets (thousands)                                                 $303                  $15                    -
    Mortality and expense ratio                                           0.90%                0.90% (16)               -
    Net investment income ratio                                           0.84%                7.75% (16)               -
    Total return                                                         19.20%                3.37%                    -

    PHOENIX-LAZARD INTERNATIONAL EQUITY SELECT SERIES(7)
    Accumulation units outstanding                                      276,536                9,558                    -
    Unit value                                                        $2.455726            $1.908870                    -
    Net assets (thousands)                                                 $679                  $18                    -
    Mortality and expense ratio                                           0.90%                0.90% (16)               -
    Net investment income ratio                                           0.05%              (0.90%) (16)               -
    Total return                                                         28.65%              (5.44%)                    -

    PHOENIX-LAZARD SMALL-CAP VALUE SERIES(8)
    Accumulation units outstanding                                      552,831                9,951                    -
    Unit value                                                        $2.686193            $1.950822                    -
    Net assets (thousands)                                               $1,485                  $19                    -
    Mortality and expense ratio                                           0.90%                0.90% (16)               -
    Net investment income ratio                                         (0.56%)              (0.46%) (16)               -
    Total return                                                         37.70%              (4.76%)                    -

                 THE PHOENIX EDGE(R)-VA (DEATH BENEFIT OPTION 1)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                          PERIOD ENDED
                                                                                          DECEMBER 31,
                                                                     ----------------------------------------------------
SUBACCOUNT                                                              2003                 2002                  2001
----------                                                           ----------           ----------            ---------
    PHOENIX-LAZARD U.S. MULTI-CAP SERIES(9)
    Accumulation units outstanding                                       38,413                  499                    -
    Unit value                                                        $2.556265            $2.003056                    -
    Net assets (thousands)                                                  $98                   $1                    -
    Mortality and expense ratio                                           0.90%                0.90% (16)               -
    Net investment income ratio                                         (0.31%)                    -                    -
    Total return                                                         27.62%                0.90%                    -

    PHOENIX-LORD ABBETT BOND-DEBENTURE SERIES(10)
    Accumulation units outstanding                                       92,718               24,524                    -
    Unit value                                                        $2.473825            $2.119874                    -
    Net assets (thousands)                                                 $229                  $52                    -
    Mortality and expense ratio                                           0.90%                0.90% (16)               -
    Net investment income ratio                                           4.83%                7.98% (16)               -
    Total return                                                         16.70%                5.36%                    -

    PHOENIX-LORD ABBETT LARGE-CAP VALUE SERIES(7)
    Accumulation units outstanding                                      300,576               33,736                    -
    Unit value                                                        $2.552819            $1.977903                    -
    Net assets (thousands)                                                 $767                  $67                    -
    Mortality and expense ratio                                           0.90%                0.90% (16)               -
    Net investment income ratio                                         (0.22%)                0.15% (16)               -
    Total return                                                         29.07%              (6.60%)                    -

    PHOENIX-LORD ABBETT MID-CAP VALUE SERIES(8)
    Accumulation units outstanding                                      279,623               54,410                    -
    Unit value                                                        $2.459306            $1.993820                    -
    Net assets (thousands)                                                 $688                 $108                    -
    Mortality and expense ratio                                           0.90%                0.90% (16)               -
    Net investment income ratio                                         (0.19%)                0.62% (16)               -
    Total return                                                         23.35%              (1.78%)                    -

    PHOENIX-MFS INVESTORS GROWTH STOCK SERIES
    Accumulation units outstanding                                    8,297,831            8,893,972            8,663,421
    Unit value                                                        $1.135698            $0.948480            $1.345000
    Net assets (thousands)                                               $9,424               $8,436              $11,652
    Mortality and expense ratio                                           0.90%                0.90%                0.90%
    Net investment income ratio                                         (0.92%)              (0.88%)              (0.90%)
    Total return                                                         19.74%             (29.48%)             (24.54%)

                 THE PHOENIX EDGE(R)-VA (DEATH BENEFIT OPTION 1)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                          PERIOD ENDED
                                                                                          DECEMBER 31,
                                                                     -----------------------------------------------------
SUBACCOUNT                                                              2003                 2002                  2001
----------                                                           ----------           ----------            ----------
    PHOENIX-MFS INVESTORS TRUST SERIES(4)
    Accumulation units outstanding                                       136,799             105,165                6,458
    Unit value                                                         $1.984599           $1.633976            $2.081724
    Net assets (thousands)                                                  $271                $172                  $13
    Mortality and expense ratio                                            0.90%               0.90%                0.90% (16)
    Net investment income ratio                                          (0.29%)               0.01%              (0.95%) (16)
    Total return                                                          21.46%            (21.51%)                1.77%

    PHOENIX-MFS VALUE SERIES(5)
    Accumulation units outstanding                                     1,091,108           1,317,927              184,564
    Unit value                                                         $2.230305           $1.802630            $2.111268
    Net assets (thousands)                                                $2,434              $2,376                 $390
    Mortality and expense ratio                                            0.90%               0.90%                0.90% (16)
    Net investment income ratio                                            0.15%               0.54%                3.97% (16)
    Total return                                                          23.73%            (14.62%)                2.25%

    PHOENIX-NORTHERN DOW 30 SERIES
    Accumulation units outstanding                                     1,568,068           1,526,936            1,604,296
    Unit value                                                         $1.851003           $1.466058            $1.750736
    Net assets (thousands)                                                $2,902              $2,239               $2,809
    Mortality and expense ratio                                            0.90%               0.90%                0.90%
    Net investment income ratio                                            0.78%               0.30%                0.44%
    Total return                                                          26.26%            (16.26%)              (6.83%)

    PHOENIX-NORTHERN NASDAQ-100 INDEX(R) SERIES
    Accumulation units outstanding                                     1,776,672           1,116,920              814,367
    Unit value                                                         $0.757328           $0.513413            $0.829966
    Net assets (thousands)                                                $1,346                $573                 $676
    Mortality and expense ratio                                            0.90%               0.90%                0.90%
    Net investment income ratio                                          (0.93%)             (0.87%)              (0.90%)
    Total return                                                          47.51%            (38.14%)             (33.68%)

    PHOENIX-OAKHURST GROWTH AND INCOME SERIES
    Accumulation units outstanding                                     4,742,859           5,185,969            5,556,852
    Unit value                                                         $1.774378           $1.404702            $1.829312
    Net assets (thousands)                                                $8,416              $7,285              $10,165
    Mortality and expense ratio                                            0.90%               0.90%                0.90%
    Net investment income ratio                                            0.22%             (0.12%)              (0.35%)
    Total return                                                          26.32%            (23.21%)              (9.00%)

                 THE PHOENIX EDGE(R)-VA (DEATH BENEFIT OPTION 1)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                          PERIOD ENDED
                                                                                          DECEMBER 31,
                                                                     -----------------------------------------------------
SUBACCOUNT                                                              2003                 2002                  2001
----------                                                           ----------           ----------            ----------
    PHOENIX-OAKHURST STRATEGIC ALLOCATION SERIES
    Accumulation units outstanding                                    6,933,368            7,558,970            3,133,341
    Unit value                                                        $2.295021            $1.931926            $2.204724
    Net assets (thousands)                                              $15,912              $14,603               $6,908
    Mortality and expense ratio                                           0.90%                0.90%                0.90%
    Net investment income ratio                                           1.75%                1.93%                1.75%
    Total return                                                         18.79%             (12.37%)                0.95%

    PHOENIX-OAKHURST VALUE EQUITY SERIES
    Accumulation units outstanding                                    4,349,332            3,893,657            3,920,557
    Unit value                                                        $2.489877            $2.028229            $2.621675
    Net assets (thousands)                                              $10,829               $7,897              $10,278
    Mortality and expense ratio                                           0.90%                0.90%                0.90%
    Net investment income ratio                                           0.01%              (0.02%)                0.09%
    Total return                                                         22.76%             (22.64%)             (18.70%)

    PHOENIX-SANFORD BERNSTEIN GLOBAL VALUE SERIES(1)
    Accumulation units outstanding                                      302,003              241,114              151,583
    Unit value                                                        $2.016774            $1.532567            $1.808109
    Net assets (thousands)                                                 $609                 $370                 $274
    Mortality and expense ratio                                           0.90%                0.90%                0.90% (16)
    Net investment income ratio                                           0.62%                0.21%                0.97% (16)
    Total return                                                         31.59%             (15.24%)              (9.59%)

    PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE SERIES
    Accumulation units outstanding                                    1,346,615            1,494,248              993,605
    Unit value                                                        $3.613947            $2.586820            $2.854356
    Net assets (thousands)                                               $4,867               $3,865               $2,836
    Mortality and expense ratio                                           0.90%                0.90%                0.90%
    Net investment income ratio                                         (0.74%)                0.04%                0.79%
    Total return                                                         39.71%              (9.37%)               21.88%

    PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE SERIES
    Accumulation units outstanding                                    1,077,572            1,723,827              436,905
    Unit value                                                        $3.205162            $2.248179            $2.480328
    Net assets (thousands)                                               $3,454               $3,875               $1,084
    Mortality and expense ratio                                           0.90%                0.90%                0.90%
    Net investment income ratio                                         (0.93%)              (0.19%)                0.85%
    Total return                                                         42.57%              (9.36%)               14.71%

                 THE PHOENIX EDGE(R)-VA (DEATH BENEFIT OPTION 1)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                          PERIOD ENDED
                                                                                          DECEMBER 31,
                                                                     -----------------------------------------------------
SUBACCOUNT                                                              2003                 2002                  2001
----------                                                           ----------           ----------            ----------
    PHOENIX-SENECA MID-CAP GROWTH SERIES
    Accumulation units outstanding                                    2,844,847            3,145,511            3,245,728
    Unit value                                                        $1.975101            $1.546985            $2.312642
    Net assets (thousands)                                               $5,619               $4,866               $7,506
    Mortality and expense ratio                                           0.90%                0.90%                0.90%
    Net investment income ratio                                         (0.92%)              (0.87%)              (0.90%)
    Total return                                                         27.67%             (33.11%)             (25.96%)

    PHOENIX-SENECA STRATEGIC THEME SERIES
    Accumulation units outstanding                                    3,067,704            3,532,260            4,571,050
    Unit value                                                        $1.453302            $1.068399            $1.658133
    Net assets (thousands)                                               $4,458               $3,774               $7,579
    Mortality and expense ratio                                           0.90%                0.90%                0.90%
    Net investment income ratio                                         (0.92%)              (0.87%)              (0.90%)
    Total return                                                         36.03%             (35.57%)             (28.02%)

    PHOENIX-STATE STREET RESEARCH SMALL-CAP GROWTH SERIES(7)
    Accumulation units outstanding                                      177,238                2,519                    -
    Unit value                                                        $3.055179            $2.009913                    -
    Net assets (thousands)                                                 $541                   $5                    -
    Mortality and expense ratio                                           0.90%                0.90% (16)               -
    Net investment income ratio                                         (0.95%)              (0.92%) (16)               -
    Total return                                                         52.01%              (7.56%)                    -

AIM VARIABLE INSURANCE FUNDS -- SERIES I SHARES
-----------------------------------------------
    AIM V.I. CAPITAL APPRECIATION FUND(2)
    Accumulation units outstanding                                      368,083              135,400               35,572
    Unit value                                                        $1.708144            $1.330799            $1.775290
    Net assets (thousands)                                                 $629                 $180                  $63
    Mortality and expense ratio                                           0.90%                0.90%                0.90% (16)
    Net investment income ratio                                         (0.92%)              (0.88%)              (0.90%) (16)
    Total return                                                         28.35%             (25.04%)             (11.24%)

    AIM V.I. PREMIER EQUITY FUND
    Accumulation units outstanding                                      409,852              439,078              160,449
    Unit value                                                        $1.521397            $1.227383            $1.775918
    Net assets (thousands)                                                 $624                 $539                 $285
    Mortality and expense ratio                                           0.90%                0.90%                0.90%
    Net investment income ratio                                         (0.62%)              (0.47%)              (0.47%)
    Total return                                                         23.95%             (30.89%)             (11.20%)

                 THE PHOENIX EDGE(R)-VA (DEATH BENEFIT OPTION 1)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                          PERIOD ENDED
                                                                                          DECEMBER 31,
                                                                     ----------------------------------------------------
SUBACCOUNT                                                              2003                 2002                  2001
----------                                                           ----------           ----------            ---------
THE ALGER AMERICAN FUND -- CLASS O SHARES
-----------------------------------------
    ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
    Accumulation units outstanding                                    2,388,466            2,202,602            1,557,149
    Unit value                                                        $1.118541            $0.837769            $1.279155
    Net assets (thousands)                                               $2,672               $1,845               $1,992
    Mortality and expense ratio                                           0.90%                0.90%                0.90%
    Net investment income ratio                                         (0.92%)              (0.87%)              (0.91%)
    Total return                                                         33.51%             (34.51%)             (16.69%)

FEDERATED INSURANCE SERIES
--------------------------
    FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
    Accumulation units outstanding                                    4,615,429            5,187,825            2,790,667
    Unit value                                                        $2.587032            $2.550194            $2.359840
    Net assets (thousands)                                              $11,940              $13,230               $6,586
    Mortality and expense ratio                                           0.90%                0.90%                0.90%
    Net investment income ratio                                           2.76%                2.16%                1.87%
    Total return                                                          1.44%                8.07%                6.06%

    FEDERATED HIGH INCOME BOND FUND II -- PRIMARY SHARES
    Accumulation units outstanding                                    1,367,191            1,316,098              850,378
    Unit value                                                        $2.246640            $1.854946            $1.846158
    Net assets (thousands)                                               $3,072               $2,441               $1,570
    Mortality and expense ratio                                           0.90%                0.90%                0.90%
    Net investment income ratio                                           6.50%                8.00%                7.52%
    Total return                                                         21.12%                0.48%                0.47%

FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- SERVICE CLASS
--------------------------------------------------------
    VIP CONTRAFUND(R) PORTFOLIO
    Accumulation units outstanding                                    2,021,757            1,681,936              758,715
    Unit value                                                        $1.872781            $1.472338            $1.640310
    Net assets (thousands)                                               $3,786               $2,474               $1,245
    Mortality and expense ratio                                           0.90%                0.90%                0.90%
    Net investment income ratio                                         (0.61%)              (0.35%)              (0.47%)
    Total return                                                         27.20%             (10.24%)             (13.16%)

    VIP GROWTH OPPORTUNITIES PORTFOLIO
    Accumulation units outstanding                                      342,225              349,645              300,360
    Unit value                                                        $1.453429            $1.131126            $1.461765
    Net assets (thousands)                                                 $497                 $395                 $439
    Mortality and expense ratio                                           0.90%                0.90%                0.90%
    Net investment income ratio                                         (0.19%)              (0.08%)              (0.72%)
    Total return                                                         28.49%             (22.62%)             (15.22%)

                 THE PHOENIX EDGE(R)-VA (DEATH BENEFIT OPTION 1)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                          PERIOD ENDED
                                                                                          DECEMBER 31,
                                                                     ----------------------------------------------------
SUBACCOUNT                                                              2003                 2002                  2001
----------                                                           ----------           ----------            ---------
    VIP GROWTH PORTFOLIO
    Accumulation units outstanding                                    4,346,850            3,755,437            1,444,877
    Unit value                                                        $1.261633            $0.958779            $1.386087
    Net assets (thousands)                                               $5,484               $3,601               $2,003
    Mortality and expense ratio                                           0.90%                0.90%                0.90%
    Net investment income ratio                                         (0.75%)              (0.79%)              (0.90%)
    Total return                                                         31.59%             (30.83%)             (18.47%)

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2
---------------------------------------------------------------
    MUTUAL SHARES SECURITIES FUND
    Accumulation units outstanding                                      808,785              871,565              676,162
    Unit value                                                        $2.587076            $2.085973            $2.386848
    Net assets (thousands)                                               $2,092               $1,818               $1,614
    Mortality and expense ratio                                           0.90%                0.90%                0.90%
    Net investment income ratio                                           0.12%                0.04%                0.73%
    Total return                                                         24.02%             (12.61%)                6.08%

    TEMPLETON DEVELOPING MARKETS SECURITIES FUND
    Accumulation units outstanding                                      212,294              247,529              319,285
    Unit value                                                        $2.240130            $1.477507            $1.493112
    Net assets (thousands)                                                 $476                 $366                 $477
    Mortality and expense ratio                                           0.90%                0.90%                0.90%
    Net investment income ratio                                           0.22%                0.55%               (0.08%)
    Total return                                                         51.62%               (1.05%)              (8.92%)

    TEMPLETON FOREIGN SECURITIES FUND
    Accumulation units outstanding                                    2,056,589            2,841,143            1,794,618
    Unit value                                                        $1.879989            $1.434848            $1.777901
    Net assets (thousands)                                               $3,866               $4,077               $3,191
    Mortality and expense ratio                                           0.90%                0.90%                0.90%
    Net investment income ratio                                           0.93%                0.68%                1.65%
    Total return                                                         31.02%             (19.30%)             (16.76%)

    TEMPLETON GLOBAL ASSET ALLOCATION FUND
    Accumulation units outstanding                                       95,797              214,268              231,587
    Unit value                                                        $2.415252            $1.846982            $1.949284
    Net assets (thousands)                                                 $231                 $396                 $451
    Mortality and expense ratio                                           0.90%                0.90%                0.90%
    Net investment income ratio                                           1.59%                0.93%                0.48%
    Total return                                                         30.77%               (5.25%)            (10.76%)

                 THE PHOENIX EDGE(R)-VA (DEATH BENEFIT OPTION 1)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                          PERIOD ENDED
                                                                                          DECEMBER 31,
                                                                     ----------------------------------------------------
SUBACCOUNT                                                              2003                  2002                2001
----------                                                           ----------            ----------           ---------
    TEMPLETON GROWTH SECURITIES FUND
    Accumulation units outstanding                                    2,396,022             1,517,466           1,022,506
    Unit value                                                        $2.507432             $1.914842           $2.370542
    Net assets (thousands)                                               $6,008                $2,906              $2,424
    Mortality and expense ratio                                           0.90%                 0.90%               0.90%
    Net investment income ratio                                           0.48%                 1.54%              14.91%
    Total return                                                         30.95%              (19.22%)             (2.20%)

THE RYDEX VARIABLE TRUST
------------------------
    RYDEX VARIABLE TRUST JUNO FUND (15)
    Accumulation units outstanding                                      213,216                     -                   -
    Unit value                                                        $1.053789                     -                   -
    Net assets (thousands)                                                 $225                     -                   -
    Mortality and expense ratio                                           0.90% (16)                -                   -
    Net investment income ratio                                         (0.90%) (16)                -                   -
    Total return                                                          9.53%                     -                   -

    RYDEX VARIABLE TRUST NOVA FUND (14)
    Accumulation units outstanding                                       85,259                     -                   -
    Unit value                                                        $1.217710                     -                   -
    Net assets (thousands)                                                 $104                     -                   -
    Mortality and expense ratio                                           0.90% (16)                -                   -
    Net investment income ratio                                         (0.93%) (16)                -                   -
    Total return                                                         16.09%                     -                   -

    RYDEX VARIABLE TRUST SECTOR ROTATION FUND(13)
    Accumulation units outstanding                                      148,483                     -                   -
    Unit value                                                        $1.155222                     -                   -
    Net assets (thousands)                                                 $172                     -                   -
    Mortality and expense ratio                                           0.90% (16)                -                   -
    Net investment income ratio                                         (0.92%) (16)                -                   -
    Total return                                                         14.74%                     -                   -

SCUDDER INVESTMENTS VIT FUNDS -- CLASS A
----------------------------------------
    SCUDDER VIT EAFE(R) EQUITY INDEX FUND
    Accumulation units outstanding                                      747,553             1,255,478             724,284
    Unit value                                                        $1.467860             $1.110715           $1.429549
    Net assets (thousands)                                               $1,097                $1,394              $1,035
    Mortality and expense ratio                                           0.90%                 0.90%               0.90%
    Net investment income ratio                                           2.95%                 1.21%             (0.90%)
    Total return                                                         32.15%              (22.30%)            (25.37%)

                 THE PHOENIX EDGE(R)-VA (DEATH BENEFIT OPTION 1)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                          PERIOD ENDED
                                                                                          DECEMBER 31,
                                                                     ----------------------------------------------------
SUBACCOUNT                                                              2003                 2002                  2001
----------                                                           ----------           ----------            ---------
    SCUDDER VIT EQUITY 500 INDEX FUND(3)
    Accumulation units outstanding                                      943,487            1,218,795               58,178
    Unit value                                                        $2.081609            $1.639006            $2.109585
    Net assets (thousands)                                               $1,964               $1,998                 $123
    Mortality and expense ratio                                           0.90%                0.90%                0.90% (16)
    Net investment income ratio                                         (0.15%)                2.84%              (0.91%) (16)
    Total return                                                         27.00%             (23.02%)                1.65%

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. -- CLASS I SHARES
---------------------------------------------------------
    TECHNOLOGY PORTFOLIO
    Accumulation units outstanding                                    2,213,342            2,541,191            3,976,109
    Unit value                                                        $0.574964            $0.392611            $0.776341
    Net assets (thousands)                                               $1,273                 $998               $3,087
    Mortality and expense ratio                                           0.90%                0.90%                0.90%
    Net investment income ratio                                         (0.93%)              (0.86%)              (0.89%)
    Total return                                                         46.45%             (49.43%)             (49.32%)

WANGER ADVISORS TRUST
---------------------
    WANGER FOREIGN FORTY
    Accumulation units outstanding                                      759,381              724,347              794,005
    Unit value                                                        $2.553139            $1.824102            $2.172990
    Net assets (thousands)                                               $1,939               $1,321               $1,725
    Mortality and expense ratio                                           0.90%                0.90%                0.90%
    Net investment income ratio                                         (0.62%)              (0.90%)              (0.68%)
    Total return                                                         39.97%             (16.06%)             (27.28%)

    WANGER INTERNATIONAL SMALL CAP
    Accumulation units outstanding                                    3,855,941            3,812,233            3,864,179
    Unit value                                                        $2.228762            $1.510758            $1.769192
    Net assets (thousands)                                               $8,594               $5,759               $6,836
    Mortality and expense ratio                                           0.90%                0.90%                0.90%
    Net investment income ratio                                         (0.62%)              (0.90%)              (0.88%)
    Total return                                                         47.53%             (14.61%)             (21.98%)

    WANGER TWENTY
    Accumulation units outstanding                                      532,968              473,442              453,082
    Unit value                                                        $3.192336            $2.464155            $2.691578
    Net assets (thousands)                                               $1,701               $1,167               $1,220
    Mortality and expense ratio                                           0.90%                0.90%                0.90%
    Net investment income ratio                                         (0.92%)              (0.89%)              (0.91%)
    Total return                                                         29.55%              (8.45%)                8.11%

                 THE PHOENIX EDGE(R)-VA (DEATH BENEFIT OPTION 1)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                          PERIOD ENDED
                                                                                          DECEMBER 31,
                                                                     ----------------------------------------------------
SUBACCOUNT                                                              2003                 2002                  2001
----------                                                           ----------           ----------            ---------
    WANGER U.S. SMALLER COMPANIES
    Accumulation units outstanding                                    6,159,020            6,419,381            6,700,035
    Unit value                                                        $2.713755            $1.911988            $2.319212
    Net assets (thousands)                                              $16,714              $12,274              $15,539
    Mortality and expense ratio                                           0.90%                0.90%                0.90%
    Net investment income ratio                                         (0.93%)              (0.89%)              (0.85%)
    Total return                                                         41.93%             (17.56%)               10.38%

MORTALITY AND EXPENSE RATIO:
These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

NET INVESTMENT INCOME RATIO:
These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios include those expenses, such as mortality and expense charges, that are assessed against contract owner accounts through reductions in the unit values. These ratios exclude those expenses that are assessed against contract owner accounts through the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

TOTAL RETURN:
These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.

(1)  From inception February 1, 2001 to December 31, 2001.
(2)  From inception May 10, 2001 to December 31, 2001.
(3)  From inception November 7, 2001 to December 31, 2001.
(4)  From inception November 9, 2001 to December 31, 2001.
(5)  From inception November 15, 2001 to December 31, 2001.
(6)  From inception December 14, 2001 to December 31, 2001.
(7)  From inception August 22, 2002 to December 31, 2002.
(8)  From inception August 29, 2002 to December 31, 2002.
(9)  From inception September 4, 2002 to December 31, 2002.
(10)  From inception September 25, 2002 to December 31, 2002.
(11)  From inception October 22, 2002 to December 31, 2002.
(12)  From inception of June 3, 2003 to December 31, 2003.
(13)  From inception of June 6, 2003 to December 31, 2003.
(14)  From inception of June 12, 2003 to December 31, 2003.
(15)  From inception of June 16, 2003 to December 31, 2003.
(16)  Annualized.

                 THE PHOENIX EDGE(R)-VA (DEATH BENEFIT OPTION 1)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                                                        SUBACCOUNT
                                                       ----------------------------------------------------------------------------

                                                           PHOENIX-                           PHOENIX-ALLIANCE/   PHOENIX-ALLIANCE/
                                                           ABERDEEN          PHOENIX-AIM          BERNSTEIN           BERNSTEIN
                                                         INTERNATIONAL      MID-CAP EQUITY      ENHANCED INDEX      GROWTH + VALUE
                                                            SERIES              SERIES              SERIES              SERIES
                                                       -----------------   ----------------   -----------------   -----------------
Accumulation units outstanding, beginning of period            3,512,460            467,846           2,503,633             560,686
Participant deposits                                              68,679             10,119              92,887              13,347
Participant transfers                                           (157,197)          (288,392)           (348,441)           (376,399)
Participant withdrawals                                         (228,369)           (33,878)           (164,600)            (13,837)
                                                       ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                  3,195,573            155,695           2,083,479             183,797
                                                       ============================================================================

                                                         PHOENIX-DUFF &         PHOENIX-           PHOENIX-
                                                          PHELPS REAL           ENGEMANN        ENGEMANN SMALL        PHOENIX-
                                                       ESTATE SECURITIES     CAPITAL GROWTH       & MID-CAP         GOODWIN MONEY
                                                            SERIES               SERIES         GROWTH SERIES       MARKET SERIES
                                                       -----------------    ---------------    ----------------    ----------------
Accumulation units outstanding, beginning of period            1,118,110         10,977,008           1,569,466           4,779,475
Participant deposits                                              21,290            499,241              19,667             175,236
Participant transfers                                             95,651           (421,289)           (246,881)         (1,948,150)
Participant withdrawals                                          (77,807)          (847,824)            (50,071)           (851,710)
                                                       ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                  1,157,244         10,207,136           1,292,181           2,154,851
                                                       ============================================================================

                                                                                PHOENIX-
                                                            PHOENIX-         GOODWIN MULTI-
                                                         GOODWIN MULTI-       SECTOR SHORT       PHOENIX-JANUS      PHOENIX-KAYNE
                                                          SECTOR FIXED          TERM BOND       FLEXIBLE INCOME    RISING DIVIDENDS
                                                         INCOME SERIES           SERIES             SERIES              SERIES
                                                       -----------------    ---------------    ----------------   -----------------
Accumulation units outstanding, beginning of period            2,551,105                  -           2,252,458              34,007
Participant deposits                                              54,487          9,059,436              26,393                 194
Participant transfers                                            230,346            401,901            (249,951)            371,742
Participant withdrawals                                         (299,079)              (195)           (187,290)            (11,062)
                                                       ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                  2,536,859          9,461,142           1,841,610             394,881
                                                       ============================================================================

                                                        PHOENIX-KAYNE        PHOENIX-LAZARD
                                                          SMALL-CAP          INTERNATIONAL       PHOENIX-LAZARD    PHOENIX-LAZARD
                                                        QUALITY VALUE        EQUITY SELECT      SMALL-CAP VALUE    U.S. MULTI-CAP
                                                           SERIES               SERIES              SERIES             SERIES
                                                       -----------------    ---------------    ----------------   -----------------
Accumulation units outstanding, beginning of period                7,212              9,558               9,951                 499
Participant deposits                                               7,302             25,325               1,563                 196
Participant transfers                                            111,887            268,621             543,188              37,984
Participant withdrawals                                             (318)           (26,968)             (1,871)               (266)
                                                       ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                    126,083            276,536             552,831              38,413
                                                       ============================================================================

                 THE PHOENIX EDGE(R)-VA (DEATH BENEFIT OPTION 1)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)

                                                                                        SUBACCOUNT
                                                     -----------------------------------------------------------------------------

                                                        PHOENIX-LORD
                                                        ABBETT BOND-         PHOENIX-LORD        PHOENIX-LORD       PHOENIX-MFS
                                                          DEBENTURE        ABBETT LARGE-CAP     ABBETT MID-CAP    INVESTORS GROWTH
                                                           SERIES            VALUE SERIES        VALUE SERIES       STOCK SERIES
                                                     -----------------    -----------------     --------------    ----------------
Accumulation units outstanding, beginning of period             24,524               33,736             54,410           8,893,972
Participant deposits                                            70,092               20,532              6,330             353,235
Participant transfers                                              175              266,036            224,845            (240,683)
Participant withdrawals                                         (2,073)             (19,728)            (5,962)           (708,693)
                                                     -----------------------------------------------------------------------------
Accumulation units outstanding, end of period                   92,718              300,576            279,623           8,297,831
                                                     =============================================================================

                                                        PHOENIX-MFS                                PHOENIX-       PHOENIX-NORTHERN
                                                         INVESTORS           PHOENIX-MFS           NORTHERN          NASDAQ-100
                                                        TRUST SERIES        VALUE SERIES         DOW 30 SERIES     INDEX(R) SERIES
                                                     -----------------    -----------------     --------------    ----------------
Accumulation units outstanding, beginning of period            105,165            1,317,927          1,526,936           1,116,920
Participant deposits                                               384               19,101             13,808              94,422
Participant transfers                                           31,440             (186,197)           212,535             622,732
Participant withdrawals                                           (190)             (59,723)          (185,211)            (57,402)
                                                     -----------------------------------------------------------------------------
Accumulation units outstanding, end of period                  136,799            1,091,108          1,568,068           1,776,672
                                                     =============================================================================

                                                          PHOENIX-            PHOENIX-
                                                      OAKHURST GROWTH         OAKHURST             PHOENIX-        PHOENIX-SANFORD
                                                         AND INCOME           STRATEGIC         OAKHURST VALUE    BERNSTEIN GLOBAL
                                                           SERIES         ALLOCATION SERIES      EQUITY SERIES      VALUE SERIES
                                                     -----------------    -----------------     --------------    ----------------
Accumulation units outstanding, beginning of period          5,185,969            7,558,970          3,893,657             241,114
Participant deposits                                           196,375              200,038            117,066              13,094
Participant transfers                                         (329,524)            (168,028)           573,957              64,280
Participant withdrawals                                       (309,961)            (657,612)          (235,348)            (16,485)
                                                     -----------------------------------------------------------------------------
Accumulation units outstanding, end of period                4,742,859            6,933,368          4,349,332             302,003
                                                     =============================================================================

                                                      PHOENIX-SANFORD      PHOENIX-SANFORD      PHOENIX-SENECA     PHOENIX-SENECA
                                                       BERNSTEIN MID-      BERNSTEIN SMALL-     MID-CAP GROWTH     STRATEGIC THEME
                                                      CAP VALUE SERIES     CAP VALUE SERIES         SERIES             SERIES
                                                     -----------------    -----------------     --------------    ----------------
Accumulation units outstanding, beginning of period          1,494,249            1,723,827          3,145,511           3,532,260
Participant deposits                                            36,738               30,033            148,142              85,311
Participant transfers                                           (2,172)            (579,559)          (215,906)           (289,126)
Participant withdrawals                                       (182,200)             (96,729)          (232,900)           (260,741)
                                                     -----------------------------------------------------------------------------
Accumulation units outstanding, end of period                 1,346,615           1,077,572          2,844,847           3,067,704
                                                     =============================================================================

                 THE PHOENIX EDGE(R)-VA (DEATH BENEFIT OPTION 1)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)

                                                                                        SUBACCOUNT
                                                     ------------------------------------------------------------------------------

                                                        PHOENIX-STATE
                                                       STREET RESEARCH    AIM V.I. CAPITAL                          ALGER AMERICAN
                                                          SMALL-CAP         APPRECIATION       AIM V.I. PREMIER       LEVERAGED
                                                        GROWTH SERIES           FUND             EQUITY FUND       ALLCAP PORTFOLIO
                                                     -----------------    ----------------     ----------------    ----------------
Accumulation units outstanding, beginning of period              2,519             135,400              439,078           2,202,602
Participant deposits                                            20,360              17,273               18,962              66,719
Participant transfers                                          155,750             244,001               (1,309)            238,031
Participant withdrawals                                         (1,391)            (28,591)             (46,879)           (118,886)
                                                     ------------------------------------------------------------------------------
Accumulation units outstanding, end of period                  177,238             368,083              409,852           2,388,466
                                                     ==============================================================================

                                                       FEDERATED FUND      FEDERATED HIGH
                                                          FOR U.S.          INCOME BOND                               VIP GROWTH
                                                         GOVERNMENT          FUND II --        VIP CONTRAFUND(R)    OPPORTUNITIES
                                                       SECURITIES II       PRIMARY SHARES          PORTFOLIO          PORTFOLIO
                                                     -----------------    ----------------     ----------------    ----------------
Accumulation units outstanding, beginning of period          5,187,825           1,316,098            1,681,936             349,646
Participant deposits                                           123,012              21,894               49,540              19,672
Participant transfers                                          (81,345)            147,962              386,627              14,986
Participant withdrawals                                       (614,063)           (118,763)             (96,346)            (42,079)
                                                     ------------------------------------------------------------------------------
Accumulation units outstanding, end of period                4,615,429           1,367,191            2,021,757             342,225
                                                     ==============================================================================

                                                                                                  TEMPLETON
                                                                                                  DEVELOPING          TEMPLETON
                                                         VIP GROWTH         MUTUAL SHARES          MARKETS             FOREIGN
                                                         PORTFOLIO        SECURITIES FUND      SECURITIES FUND     SECURITIES FUND
                                                     -----------------    ----------------     ----------------    ----------------
Accumulation units outstanding, beginning of period          3,755,436             871,565              247,529           2,841,143
Participant deposits                                           144,138              16,267                8,153              87,764
Participant transfers                                          646,354              (6,435)             (21,050)           (728,400)
Participant withdrawals                                       (199,078)            (72,612)             (22,338)           (143,918)
                                                     ------------------------------------------------------------------------------
Accumulation units outstanding, end of period                4,346,850             808,785              212,294           2,056,589
                                                     ==============================================================================

                                                          TEMPLETON           TEMPLETON
                                                         GLOBAL ASSET          GROWTH           RYDEX VARIABLE      RYDEX VARIABLE
                                                       ALLOCATION FUND     SECURITIES FUND      TRUST JUNO FUND     TRUST NOVA FUND
                                                     -----------------    ----------------     ----------------    ----------------
Accumulation units outstanding, beginning of period            214,268           1,517,466                    -                   -
Participant deposits                                             5,028              52,515               45,111                 274
Participant transfers                                         (110,194)            963,448              170,616              84,998
Participant withdrawals                                        (13,305)           (137,407)              (2,511)                (13)
                                                     ------------------------------------------------------------------------------
Accumulation units outstanding, end of period                   95,797           2,396,022              213,216              85,259
                                                     ==============================================================================

                 THE PHOENIX EDGE(R)-VA (DEATH BENEFIT OPTION 1)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)

                                                                                        SUBACCOUNT
                                                       ----------------------------------------------------------------------------

                                                       RYDEX VARIABLE        SCUDDER VIT            SCUDDER VIT
                                                        TRUST SECTOR        EAFE(R) EQUITY       EQUITY 500 INDEX        TECHNOLOGY
                                                       ROTATION FUND          INDEX FUND               FUND               PORTFOLIO
                                                       --------------       --------------       ----------------       -----------
Accumulation units outstanding, beginning of period                 -            1,255,478              1,218,795         2,541,191
Participant deposits                                               51                6,006                 13,228            88,018
Participant transfers                                         148,432             (488,415)              (271,655)         (224,651)
Participant withdrawals                                             -              (25,516)               (16,881)         (191,216)
                                                      -----------------------------------------------------------------------------
Accumulation units outstanding, end of period                 148,483              747,553                943,487         2,213,342
                                                      =============================================================================

                                                                                WANGER                                  WANGER U.S.
                                                       WANGER FOREIGN        INTERNATIONAL                                SMALLER
                                                           FORTY               SMALL CAP          WANGER TWENTY          COMPANIES
                                                       --------------       --------------       ----------------       -----------
Accumulation units outstanding, beginning of period           724,347            3,812,233                473,442         6,419,381
Participant deposits                                           19,450              119,663                 13,727           187,057
Participant transfers                                          71,110              196,545                 58,837           (38,918)
Participant withdrawals                                       (55,526)            (272,500)               (13,038)         (408,500)
                                                      -----------------------------------------------------------------------------
Accumulation units outstanding, end of period                 759,381            3,855,941                532,968         6,159,020
                                                      =============================================================================

                 THE PHOENIX EDGE(R)-VA (DEATH BENEFIT OPTION 1)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2002

                                                                                     SUBACCOUNT
                                                   --------------------------------------------------------------------------------

                                                       PHOENIX-
                                                       ABERDEEN            PHOENIX-            PHOENIX-AIM        PHOENIX-ALLIANCE/
                                                    INTERNATIONAL        ABERDEEN NEW         MID-CAP EQUITY      BERNSTEIN GROWTH
                                                        SERIES            ASIA SERIES            SERIES            + VALUE SERIES
                                                   ---------------     ----------------     -----------------     -----------------
Units outstanding, beginning of period                   3,937,443              321,746                12,934               222,836
Participant deposits                                       297,659               32,467                15,301                48,373
Participant transfers                                     (544,424)             (58,152)              439,804               286,538
Participant withdrawals                                   (178,218)             (21,997)                 (193)                2,939
                                                   --------------------------------------------------------------------------------
Units outstanding, end of period                         3,512,460              274,064               467,846               560,686
                                                   ================================================================================

                                                                                              PHOENIX-DUFF &          PHOENIX-
                                                      PHOENIX-         PHOENIX-DEUTSCHE        PHELPS REAL            ENGEMANN
                                                   DEUTSCHE DOW 30         NASDAQ 100       ESTATE SECURITIES      CAPITAL GROWTH
                                                       SERIES           INDEX(R) SERIES          SERIES                SERIES
                                                   ---------------     ----------------     -----------------     -----------------
Units outstanding, beginning of period                   1,604,296              814,367               941,521            11,519,963
Participant deposits                                       127,949              173,232               109,830               913,279
Participant transfers                                     (163,344)             165,385               117,233              (608,581)
Participant withdrawals                                    (41,965)             (36,064)              (50,474)             (847,653)
                                                   --------------------------------------------------------------------------------
Units outstanding, end of period                         1,526,936            1,116,920             1,118,110            10,977,008
                                                   ================================================================================

                                                       PHOENIX-                                  PHOENIX-
                                                    ENGEMANN SMALL         PHOENIX-           GOODWIN MULTI-      PHOENIX-HOLLISTER
                                                      & MID-CAP         GOODWIN MONEY          SECTOR FIXED          VALUE EQUITY
                                                    GROWTH SERIES       MARKET SERIES         INCOME SERIES             SERIES
                                                   ---------------     ----------------     -----------------     -----------------
Units outstanding, beginning of period                   1,794,881            5,007,814             2,466,687             3,920,557
Participant deposits                                       135,180            2,768,480               102,227               450,413
Participant transfers                                     (318,007)          (1,649,380)              186,623              (285,490)
Participant withdrawals                                    (42,588)          (1,347,439)             (204,432)             (191,823)
                                                   --------------------------------------------------------------------------------
Units outstanding, end of period                         1,569,466            4,779,475             2,551,105             3,893,657
                                                   ================================================================================

                                                     PHOENIX-J.P.
                                                   MORGAN RESEARCH      PHOENIX-JANUS                              PHOENIX-KAYNE
                                                   ENHANCED INDEX      FLEXIBLE INCOME        PHOENIX-JANUS        LARGE-CAP CORE
                                                       SERIES              SERIES             GROWTH SERIES            SERIES
                                                   ---------------     ----------------     -----------------     -----------------
Units outstanding, beginning of period                   2,274,969            1,567,042             8,663,421                     -
Participant deposits                                        97,976              259,687               862,704                     -
Participant transfers                                      306,766              609,258              (186,170)               34,062
Participant withdrawals                                   (176,078)            (183,529)             (445,983)                  (55)
                                                   --------------------------------------------------------------------------------
Units outstanding, end of period                         2,503,633            2,252,458             8,893,972                34,007
                                                   ================================================================================

                 THE PHOENIX EDGE(R)-VA (DEATH BENEFIT OPTION 1)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)

                                                                                     SUBACCOUNT
                                                   --------------------------------------------------------------------------------

                                                    PHOENIX-KAYNE       PHOENIX-LAZARD
                                                      SMALL-CAP         INTERNATIONAL        PHOENIX-LAZARD         PHOENIX-LAZARD
                                                    QUALITY VALUE       EQUITY SELECT        SMALL-CAP VALUE        U.S. MULTI-CAP
                                                       SERIES               SERIES                SERIES                SERIES
                                                   ----------------    ----------------     -----------------     -----------------
Units outstanding, beginning of period                            -                   -                     -                     -
Participant deposits                                             23                   -                     -                     -
Participant transfers                                         7,189               9,558                 9,987                   499
Participant withdrawals                                           -                   -                   (36)                    -
                                                   --------------------------------------------------------------------------------
Units outstanding, end of period                              7,212               9,558                 9,951                   499
                                                   ================================================================================

                                                     PHOENIX-LORD
                                                     ABBETT BOND-        PHOENIX-LORD         PHOENIX-LORD           PHOENIX-MFS
                                                       DEBENTURE       ABBETT LARGE-CAP      ABBETT MID-CAP       INVESTORS GROWTH
                                                        SERIES           VALUE SERIES         VALUE SERIES          STOCK SERIES
                                                   ----------------    ----------------     -----------------     -----------------
Units outstanding, beginning of period                            -                   -                     -                 8,842
Participant deposits                                              -                  12                     -                41,965
Participant transfers                                        24,524              33,781                54,484               216,077
Participant withdrawals                                           -                 (57)                  (74)               (3,124)
                                                   --------------------------------------------------------------------------------
Units outstanding, end of period                             24,524              33,736                54,410               263,760
                                                   ================================================================================

                                                                                                                      PHOENIX-
                                                                                                 PHOENIX-             OAKHURST
                                                     PHOENIX-MFS                             OAKHURST GROWTH          STRATEGIC
                                                   INVESTORS TRUST       PHOENIX-MFS            AND INCOME           ALLOCATION
                                                        SERIES           VALUE SERIES             SERIES               SERIES
                                                   ----------------    ----------------     -----------------     -----------------
Units outstanding, beginning of period                        6,458             184,564             5,556,852             3,133,341
Participant deposits                                         10,746             150,044               345,058               657,136
Participant transfers                                        88,663             995,092              (414,845)            4,215,625
Participant withdrawals                                        (702)            (11,773)             (301,096)             (447,132)
                                                   --------------------------------------------------------------------------------
Units outstanding, end of period                            105,165           1,317,927             5,185,969             7,558,970
                                                   ================================================================================

                                                    PHOENIX-SANFORD    PHOENIX-SANFORD      PHOENIX-SANFORD        PHOENIX-SENECA
                                                   BERNSTEIN GLOBAL     BERNSTEIN MID-      BERNSTEIN SMALL-       MID-CAP GROWTH
                                                     VALUE SERIES      CAP VALUE SERIES     CAP VALUE SERIES           SERIES
                                                   ----------------    ----------------     -----------------     -----------------
Units outstanding, beginning of period                      151,583             993,605               436,905             3,245,728
Participant deposits                                         24,704             187,240               193,182               381,564
Participant transfers                                        74,286             356,193             1,118,218              (247,454)
Participant withdrawals                                      (9,459)            (42,790)              (24,478)             (234,327)
                                                   --------------------------------------------------------------------------------
Units outstanding, end of period                            241,114           1,494,248             1,723,827             3,145,511
                                                   ================================================================================

                 THE PHOENIX EDGE(R)-VA (DEATH BENEFIT OPTION 1)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)

                                                                                     SUBACCOUNT
                                                   --------------------------------------------------------------------------------

                                                                         PHOENIX-STATE
                                                    PHOENIX-SENECA      STREET RESEARCH        PHOENIX-VAN         AIM V.I. CAPITAL
                                                   STRATEGIC THEME         SMALL-CAP           KAMPEN FOCUS          APPRECIATION
                                                        SERIES           GROWTH SERIES        EQUITY SERIES              FUND
                                                   ----------------    ----------------     -----------------     -----------------
Units outstanding, beginning of period                    4,571,050                   -             1,185,720                35,572
Participant deposits                                        197,406                 157                62,698                33,164
Participant transfers                                      (836,644)              2,362              (799,332)               68,741
Participant withdrawals                                    (399,552)                  -                (6,635)               (2,077)
                                                   --------------------------------------------------------------------------------
Units outstanding, end of period                          3,532,260               2,519               442,451               135,400
                                                   ================================================================================

                                                                                             FEDERATED FUND
                                                                        ALGER AMERICAN          FOR U.S.            FEDERATED HIGH
                                                   AIM V.I. PREMIER    LEVERAGED ALLCAP        GOVERNMENT             INCOME BOND
                                                     EQUITY FUND          PORTFOLIO           SECURITIES II             FUND II
                                                   ----------------    ----------------     -----------------     -----------------
Units outstanding, beginning of period                      160,449           1,557,149             2,790,667               850,378
Participant deposits                                        160,589             291,820               682,332               202,909
Participant transfers                                       192,003             400,499             2,000,818               325,398
Participant withdrawals                                     (73,963)            (46,866)             (285,992)              (62,587)
                                                   --------------------------------------------------------------------------------
Units outstanding, end of period                            439,078           2,202,602             5,187,825             1,316,098
                                                   ================================================================================

                                                           VIP           VIP GROWTH
                                                      CONTRAFUND(R)     OPPORTUNITIES           VIP GROWTH          MUTUAL SHARES
                                                        PORTFOLIO         PORTFOLIO             PORTFOLIO          SECURITIES FUND
                                                   ----------------    ----------------     -----------------     -----------------
Units outstanding, beginning of period                      758,715             300,360             1,444,877               676,162
Participant deposits                                        174,758              27,912               323,742                74,176
Participant transfers                                       827,398              34,647             2,055,670               153,890
Participant withdrawals                                     (78,935)            (13,274)              (68,852)              (32,663)
                                                   --------------------------------------------------------------------------------
Units outstanding, end of period                          1,681,936             349,645             3,755,437               871,565
                                                   ================================================================================

                                                      TEMPLETON
                                                      DEVELOPING          TEMPLETON            TEMPLETON             TEMPLETON
                                                       MARKETS             FOREIGN            GLOBAL ASSET             GROWTH
                                                   SECURITIES FUND     SECURITIES FUND       ALLOCATION FUND       SECURITIES FUND
                                                   ----------------    ----------------     -----------------     -----------------
Units outstanding, beginning of period                      319,285           1,794,618               231,587             1,022,506
Participant deposits                                         11,697             388,752                 6,958               199,126
Participant transfers                                       (63,841)            718,103               (23,130)              341,790
Participant withdrawals                                     (19,612)            (60,330)               (1,147)              (45,956)
                                                   --------------------------------------------------------------------------------
Units outstanding, end of period                            247,529           2,841,143               214,268             1,517,466
                                                   ================================================================================

                 THE PHOENIX EDGE(R)-VA (DEATH BENEFIT OPTION 1)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)

                                                                                     SUBACCOUNT
                                                   --------------------------------------------------------------------------------

                                                      SCUDDER VIT         SCUDDER VIT
                                                    EAFE(R) EQUITY     EQUITY 500 INDEX        TECHNOLOGY          WANGER FOREIGN
                                                      INDEX FUND             FUND               PORTFOLIO              FORTY
                                                   ----------------    ----------------     -----------------     -----------------
Units outstanding, beginning of period                      724,284              58,178             3,976,109               794,005
Participant deposits                                         35,090              74,763               151,441                52,924
Participant transfers                                       526,887           1,091,252            (1,375,244)              (86,007)
Participant withdrawals                                     (30,783)             (5,398)             (211,115)              (36,575)
                                                   --------------------------------------------------------------------------------
Units outstanding, end of period                          1,255,478           1,218,795             2,541,191               724,347
                                                   ================================================================================

                                                        WANGER                                  WANGER U.S.
                                                     INTERNATIONAL                                SMALLER
                                                       SMALL CAP         WANGER TWENTY           COMPANIES

                                                   ----------------    ----------------     -----------------
Units outstanding, beginning of period                    3,864,179             453,082             6,700,035
Participant deposits                                        363,419              42,023               725,118
Participant transfers                                      (233,610)             (3,825)             (652,269)
Participant withdrawals                                    (181,755)            (17,838)             (353,503)
                                                   ----------------------------------------------------------
Units outstanding, end of period                          3,812,233             473,442             6,419,381
                                                   ==========================================================

                 THE PHOENIX EDGE(R)-VA (DEATH BENEFIT OPTION 1)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 6--FEES AND RELATED PARTY TRANSACTIONS

     PHL Variable and its affiliate, Phoenix Equity Planning Corporation ("PEPCO"), a registered broker/dealer in securities, provide all services to the Account.

     PHL Variable assumes the risk that annuitants as a class may live longer than expected (necessitating a greater number of annuity payments) and that its expenses may be higher than the deductions for such expenses. In return for the assumption of these mortality and expense risks, PHL Variable charges each subaccount the daily equivalent of .40%, .375% and .125% on an annual basis for mortality, expense risks and daily administrative fees, respectively.

     As compensation for administrative services provided to the Account, PHL Variable generally receives $35 per year from each contract, which is deducted on a pro-rata basis from the subaccounts or Guaranteed Interest Account in which contract/policy owners have an interest. Such costs aggregated $105,316, $98,347 and $60,452 during the years ended December 31, 2003, 2002 and 2001, respectively.

     PEPCO is the principal underwriter and distributor for the Account.

     On surrender of a contract, contingent deferred sales charges, which vary from 0-7% depending upon the duration of each contract deposit, are deducted from proceeds and are paid to PHL Variable as reimbursement for services provided. Contingent deferred sales charges deducted and paid to PHL Variable aggregated $575,453, $430,633 and $126,155 for the years ended December 31, 2003, 2002 and 2001, respectively.

NOTE 7--DISTRIBUTION OF NET INCOME

     The Account does not declare distributions to participants from accumulated net income. The accumulated net income is distributed to participants as part of withdrawals of amounts in the form of surrenders, death benefits, transfers or annuity payments in excess of net purchase payments.

NOTE 8--DIVERSIFICATION REQUIREMENTS

     Under the provisions of Section 817(h) of the Internal Revenue Code of 1986 (the "Code"), as amended, a variable contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a variable contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. Each subaccount is required to satisfy the requirements of Section 817 (h). The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

     The Secretary of the Treasury has issued regulations under Section 817(h) of the Code. PHL Variable intends that each of the subaccounts shall comply with the diversification requirements and, in the event of any failure to comply, will take immediate corrective action to assure compliance.

NOTE 9--MERGERS

     On February 7, 2003, Aberdeen International acquired all of the net assets of Aberdeen New Asia pursuant to an Agreement and Plan of Reorganization approved by Aberdeen New Asia shareholders on January 7, 2003. The acquisition was accomplished by a tax-free exchange of 1,885,115 shares of Aberdeen International valued at $14,391,123 for 1,913,078 shares of Aberdeen New Asia outstanding on February 7, 2003. Aberdeen New Asia's net assets on that date of $14,391,123, including $618,515 of net unrealized depreciation were combined with those of Aberdeen International. The aggregate net assets of Aberdeen International immediately after the merger were $116,991,498.

     On February 14, 2003, Janus Growth acquired all of the net assets of MFS Investors Growth Stock ("Growth Stock") and Van Kampen Focus Equity ("Focus Equity") pursuant to an Agreement and Plan of reorganization approved by Growth Stock and Focus Equity shareholders on February 14, 2003. The acquisition was accomplished by a tax-free exchange of 2,496,714 shares of Janus Growth outstanding on February 14, 2003 for 782,923 shares of Growth Stock valued at $5,807,615 and 1,169,922 shares of Focus Equity valued at $6,179,826. Growth Stock's net assets of $5,807,615, including $135,964 of net unrealized depreciation and Focus Equity's net assets of $6,179,826, including $380,781 of net unrealized depreciation were combined with those of Janus Growth. The aggregate net assets of Janus Growth immediately after the merger were $63,057,943. Immediately following the merger, Janus Growth was renamed MFS Investors Growth Stock. Immediately prior to the Special Meeting of Shareholders, Phoenix Variable Advisors, Inc. ("PVA"), as authorized pursuant to an exemptive order from the Securities and Exchange Commission, replaced Janus Capital Management LLC with MFS Investment Management ("MFS") as subadvisor to the series. PVA and MFS have also agreed that they would serve as advisor and subadvisor, respectively, to the series for the same management fees as currently charged to the former Phoenix-MFS Investors Growth Stock Series. Accordingly, the annual expenses and expense cap reimbursements for the series are the same as those of the former Phoenix-MFS Investors Growth Stock Series. MFS is going to manage the series in a manner comparable with the former Phoenix-MFS Investors Growth Stock Series. As part of the reorganizations, the series has been renamed Phoenix-MFS Investors Growth Stock Series.

     On March 22, 2002, Janus Growth ("Growth") acquired all of the net assets of Janus Core Equity ("Core Equity") pursuant to an Agreement and Plan of Reorganization approved by Core Equity shareholders on March 18, 2002. The acquisition was accomplished by a tax-free exchange of 3,141,426 shares of Growth valued at $22,032,065 for 2,467,046 shares of Core Equity outstanding on March 22, 2002. Core Equity's net assets on that date of $22,032,065, including $1,473,521 of net unrealized appreciation were combined with those of Growth. The aggregate net assets of Growth immediately after the merger were $90,807,708.

     On April 5, 2002, Engemann Capital Growth ("Capital Growth") acquired all of the net assets of Engemann Nifty Fifty ("Nifty Fifty") pursuant to an Agreement and Plan of Reorganization approved by Nifty Fifty shareholders on March 18, 2002. The acquisition was accomplished by a tax-free exchange of 2,949,789 shares of Capital Growth valued at $39,773,479 for 4,885,261 shares of Nifty Fifty outstanding on April 5, 2002. Nifty Fifty's net assets on that date of $39,773,479, including $7,975,458 of net unrealized depreciation were combined with those of Capital Growth. The aggregate net assets of Capital Growth immediately after the merger were $862,917,192.

                 THE PHOENIX EDGE(R)-VA (DEATH BENEFIT OPTION 1)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

     On April 5, 2002, Oakhurst Strategic Allocation ("Strategic Allocation") acquired all of the net assets of Oakhurst Balanced ("Balanced") pursuant to an Agreement and Plan of Reorganization approved by Balanced shareholders on March 18, 2002. The acquisition was accomplished by a tax-free exchange of 17,438,879 shares of Strategic Allocation valued at $236,890,944 for 19,697,824 shares of Balanced outstanding on April 5, 2002. Balanced's net assets on that date of $236,890,944, including $25,034,492 of net unrealized appreciation were combined with those of Strategic Allocation. The aggregate net assets of Strategic Allocation immediately after the merger were $582,665,031.

NOTE 10--MANAGER OF MANAGERS EXEMPTIVE ORDER

     The Phoenix Edge Series Fund ("PESF") and the investment advisor, Phoenix Variable Advisors, Inc. ("PVA"), have received an exemptive order from the Securities and Exchange Commission granting exemptions from certain provisions of the Investment Company Act of 1940, as amended, pursuant to which PVA is, subject to supervision and approval of PESF's Board of Trustees, permitted to enter into and materially amend subadvisory agreements without such agreements being approved by the shareholders of the applicable series of PESF. PESF and PVA therefore have the right to hire, terminate, or replace subadvisors without shareholder approval, including, without limitation, the replacement or reinstatement of any subadvisor with respect to which a subadvisory agreement has automatically terminated as a result of an assignment. PVA will continue to have the ultimate responsibility to oversee the subadvisors and recommend their hiring, termination and replacement.

NOTE 11--MIXED AND SHARED FUNDING

     Shares of PESF are not directly offered to the public. Shares of PESF are currently offered through separate accounts to fund variable accumulation annuity contracts and variable universal life insurance policies issued by Phoenix Life Insurance Company ("Phoenix"), PHL Variable Insurance Company ("PHL Variable"), and Phoenix Life and Annuity Company ("PLAC"). Shares of PESF may be offered to separate accounts of other insurance companies in the future.

     The interests of variable annuity contract owners and variable life policy owners could diverge based on differences in federal and state regulatory requirements, tax laws, investment management or other unanticipated developments. PESF's Trustees currently do not foresee any such differences or disadvantages at this time. However, PESF's Trustees intend to monitor for any material conflicts and will determine what action, if any, should be taken in response to such conflicts. If such a conflict should occur, one or more separate accounts may be required to withdraw its investment in PESF or shares of another fund may be substituted.

NOTE 12--PROPOSED REORGANIZATION

     On November 11, 2003, The Board of Trustees of PESF approved a Plan of Reorganization to merge Janus Flexible Income into Goodwin Multi-Sector Fixed Income.

     If the shareholders approve the Plan of Reorganization Janus Flexible Income will transfer all or substantially all of its assets and its liabilities to Goodwin Multi-Sector Fixed Income. In exchange, shareholders of Janus Flexible Income will receive a proportional number of shares in Goodwin Multi-Sector Fixed Income. The shareholders of Janus Flexible Income must approve the Plan of Reorganization before any transaction can take place. The next meeting of the shareholders of Janus Flexible Income will be held on April 14, 2004, at which time, this matter will be submitted for a shareholder vote.

NOTE 13--OTHER

     Effective July 31, 2003, the name of the subadvisor of Northern Dow 30 and Northern Nasdaq-100 Index(R) changed to Northern Trust Investments N.A. from Northern Trust Investments, Inc.

     On October 23, 2003 the Executive Committee of the Board of Trustees of PESF approved replacement of the "Hollister" division of PIC with the "Oakhurst" division of PIC with respect to investment management of Oakhurst Value Equity. The Executive Committee also approved a name change for the Phoenix-Hollister Value Equity Series to the Phoenix-Oakhurst Value Equity Series. The Board of Trustees ratified the Executive Committee's decision at the Board of Trustees meeting on November 11, 2003. This series' investment objectives, principal investment strategies and principal risks will remain the same. The fees and expenses associated with the series will not be affected as a result of this change.

     The Board of Trustees of PESF has approved a name change for the Phoenix-Kayne Large-Cap Core Series to the Phoenix-Kayne Rising Dividends Series. This series' investment objectives, principal investment strategies and principal risks will remain the same. The fees and expenses associated with the series will not be affected as a result of this change. This change was completed on November 3, 2003.

                         REPORT OF INDEPENDENT AUDITORS

PRICEWATERHOUSECOOPERS [LOGO]

To the Board of Directors of PHL Variable Insurance Company and
Participants of PHL Variable Accumulation Account (The Phoenix Edge(R)-VA (Death Benefit Option 1)):

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Subaccounts constituting the PHL Variable Accumulation Account (The Phoenix Edge(R)-VA (Death Benefit Option 1)) at December 31, 2003, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of PHL Variable Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2003 by correspondence with the mutual funds, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Hartford, Connecticut
March 19, 2004

PHL VARIABLE ACCUMULATION ACCOUNT
PHL Variable Insurance Company
One American Row
Hartford, Connecticut 06115

PHOENIX EQUITY PLANNING CORPORATION
56 Prospect Street
Hartford, Connecticut 06115-0480
Underwriter

CUSTODIANS
JPMorgan Chase Bank
270 Park Avenue
New York, New York 10017-2070

Brown Brothers Harriman & Co.
40 Water Street
Boston, Massachusetts 02109

State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02110

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
100 Pearl Street
Hartford, Connecticut 06103

--------------------------------------------------------------------------------
                                                            [LOGO]PHOENIX
                                                         WEALTH MANAGEMENT(R)




                        THE
                        PHOENIX
                          EDGE(R)-VA
--------------------------------------------------------------------------------
          V A R I A B L E   A N N U I T Y   A N N U A L   R E P O R T
--------------------------------------------------------------------------------

            PHL VARIABLE ACCUMULATION ACCOUNT
            DECEMBER 31, 2003















                                                                 DEATH  BENEFIT
                                                                    OPTION 2

--------------------------------------------------------------------------------
VA0217AR2 (C)2004 The Phoenix Companies, Inc.

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003

                                                     PHOENIX-                              PHOENIX-ALLIANCE/    PHOENIX-ALLIANCE/
                                                     ABERDEEN             PHOENIX-AIM          BERNSTEIN        BERNSTEIN GROWTH
                                                   INTERNATIONAL        MID-CAP EQUITY       ENHANCED INDEX         + VALUE
                                                    SUBACCOUNT            SUBACCOUNT           SUBACCOUNT          SUBACCOUNT
                                                 -----------------    -----------------    -----------------    -----------------
ASSETS
   Investment at cost                            $       4,423,461    $         155,401    $       2,154,813    $         224,194
                                                 =================    =================    =================    =================
   Investment at market                          $       3,284,424    $         183,720    $       1,524,495    $         223,001
                                                 -----------------    -----------------    -----------------    -----------------
      Total assets                                       3,284,424              183,720            1,524,495              223,001
LIABILITIES
   Accrued expenses                                          3,611                  201                1,686                  245
                                                 -----------------    -----------------    -----------------    -----------------
NET ASSETS                                       $       3,280,813    $         183,519    $       1,522,809    $         222,756
                                                 =================    =================    =================    =================
Accumulation units outstanding                           2,079,859               77,476            1,005,235              113,216
                                                 =================    =================    =================    =================
Unit value                                       $        1.577421    $        2.368694    $        1.514881    $        1.967532
                                                 =================    =================    =================    =================

                                                                                                PHOENIX-
                                                   PHOENIX-DUFF &          PHOENIX-          ENGEMANN SMALL
                                                    PHELPS REAL            ENGEMANN            & MID-CAP         PHOENIX-GOODWIN
                                                 ESTATE SECURITIES      CAPITAL GROWTH           GROWTH            MONEY MARKET
                                                    SUBACCOUNT            SUBACCOUNT           SUBACCOUNT          SUBACCOUNT
                                                 -----------------    -----------------    -----------------    -----------------
ASSETS
   Investment at cost                            $       2,600,789    $      16,370,959    $       1,316,138    $       2,373,305
                                                 =================    =================    =================    =================
   Investment at market                          $       3,488,110    $       8,934,715    $       1,110,146    $       2,373,305
                                                 -----------------    -----------------    -----------------    -----------------
      Total assets                                       3,488,110            8,934,715            1,110,146            2,373,305
LIABILITIES
   Accrued expenses                                          3,824                9,871                1,226                2,689
                                                 -----------------    -----------------    -----------------    -----------------
NET ASSETS                                       $       3,484,286    $       8,924,844    $       1,108,920    $       2,370,616
                                                 =================    =================    =================    =================
Accumulation units outstanding                             797,935            7,578,694            1,034,523            1,094,086
                                                 =================    =================    =================    =================
Unit value                                       $        4.366629    $        1.177623    $        1.071914    $        2.166755
                                                 =================    =================    =================    =================

                                                  PHOENIX-GOODWIN      PHOENIX-GOODWIN
                                                   MULTI-SECTOR          MULTI-SECTOR        PHOENIX-JANUS        PHOENIX-KAYNE
                                                   FIXED INCOME        SHORT TERM BOND      FLEXIBLE INCOME     RISING DIVIDENDS
                                                    SUBACCOUNT            SUBACCOUNT          SUBACCOUNT           SUBACCOUNT
                                                 -----------------    -----------------    -----------------    -----------------
ASSETS
   Investment at cost                            $       6,620,016    $         315,578    $       2,709,023    $         486,492
                                                 =================    =================    =================    =================
   Investment at market                          $       7,076,384    $         318,949    $       2,865,668    $         547,934
                                                 -----------------    -----------------    -----------------    -----------------
      Total assets                                       7,076,384              318,949            2,865,668              547,934
LIABILITIES
   Accrued expenses                                          7,945                  371                3,293                  602
                                                 -----------------    -----------------    -----------------    -----------------
NET ASSETS                                       $       7,068,439    $         318,578    $       2,862,375    $         547,332
                                                 =================    =================    =================    =================
Accumulation units outstanding                           2,540,962              311,684            1,120,220              242,186
                                                 =================    =================    =================    =================
Unit value                                       $        2.781797    $        1.022117    $        2.555191    $        2.259965
                                                 =================    =================    =================    =================

                        See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003
                                   (CONTINUED)

                                                   PHOENIX-KAYNE        PHOENIX-LAZARD
                                                     SMALL-CAP           INTERNATIONAL       PHOENIX-LAZARD      PHOENIX-LAZARD
                                                   QUALITY VALUE         EQUITY SELECT      SMALL-CAP VALUE      U.S. MULTI-CAP
                                                     SUBACCOUNT           SUBACCOUNT           SUBACCOUNT          SUBACCOUNT
                                                 -----------------    -----------------    -----------------    -----------------
ASSETS
   Investment at cost                            $         238,820    $         320,439    $         264,870    $          65,679
                                                 =================    =================    =================    =================
   Investment at market                          $         264,889    $         386,776    $         311,224    $          74,461
                                                 -----------------    -----------------    -----------------    -----------------
      Total assets                                         264,889              386,776              311,224               74,461
LIABILITIES
   Accrued expenses                                            288                  423                  340                   82
                                                 -----------------    -----------------    -----------------    -----------------
NET ASSETS                                       $         264,601    $         386,353    $         310,884    $          74,379
                                                 =================    =================    =================    =================
Accumulation units outstanding                             110,814              158,100              116,303               29,239
                                                 =================    =================    =================    =================
Unit value                                       $        2.387813    $        2.443713    $        2.673066    $        2.543766
                                                 =================    =================    =================    =================

                                                    PHOENIX-LORD         PHOENIX-LORD        PHOENIX-LORD          PHOENIX-MFS
                                                    ABBETT BOND-       ABBETT LARGE-CAP     ABBETT MID-CAP      INVESTORS GROWTH
                                                     DEBENTURE              VALUE               VALUE                 STOCK
                                                     SUBACCOUNT          SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                                 -----------------    -----------------    -----------------    -----------------
ASSETS
   Investment at cost                            $          98,123    $         770,070    $         356,463    $       8,372,254
                                                 =================    =================    =================    =================
   Investment at market                          $         103,016    $         906,657    $         425,845    $       5,336,133
                                                 -----------------    -----------------    -----------------    -----------------
      Total assets                                         103,016              906,657              425,845            5,336,133
LIABILITIES
   Accrued expenses                                            115                  945                  466                5,961
                                                 -----------------    -----------------    -----------------    -----------------
NET ASSETS                                       $         102,901    $         905,712    $         425,379    $       5,330,172
                                                 =================    =================    =================    =================
Accumulation units outstanding                              41,800              356,533              173,819            4,670,515
                                                 =================    =================    =================    =================
Unit value                                       $        2.461729    $        2.540333    $        2.447254    $        1.141239
                                                 =================    =================    =================    =================

                                                                                                                 PHOENIX-NORTHERN
                                                    PHOENIX-MFS          PHOENIX-MFS        PHOENIX-NORTHERN        NASDAQ-100
                                                  INVESTORS TRUST           VALUE                DOW 30              INDEX(R)
                                                    SUBACCOUNT           SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                                 -----------------    -----------------    -----------------    -----------------
ASSETS
   Investment at cost                            $          52,916    $       1,061,938    $       1,143,129    $         913,289
                                                 =================    =================    =================    =================
   Investment at market                          $          53,514    $       1,242,479    $       1,211,102    $         869,306
                                                 -----------------    -----------------    -----------------    -----------------
      Total assets                                          53,514            1,242,479            1,211,102              869,306
LIABILITIES
   Accrued expenses                                             59                1,357                1,325                  928
                                                 -----------------    -----------------    -----------------    -----------------
NET ASSETS                                       $          53,455    $       1,241,122    $       1,209,777    $         868,378
                                                 =================    =================    =================    =================
Accumulation units outstanding                              27,143              560,781              636,332            1,106,268
                                                 =================    =================    =================    =================
Unit value                                       $        1.969408    $        2.213204    $        1.901174    $        0.784961
                                                 =================    =================    =================    =================

                        See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003
                                   (CONTINUED)

                                                                          PHOENIX-
                                                      PHOENIX-            OAKHURST             PHOENIX-         PHOENIX-SANFORD
                                                  OAKHURST GROWTH         STRATEGIC         OAKHURST VALUE      BERNSTEIN GLOBAL
                                                     AND INCOME          ALLOCATION             EQUITY               VALUE
                                                     SUBACCOUNT          SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                                 -----------------    -----------------    -----------------    -----------------
ASSETS
   Investment at cost                            $       7,700,937    $       8,020,102    $       7,045,153    $         602,537
                                                 =================    =================    =================    =================
   Investment at market                          $       6,492,718    $       8,005,206    $       6,124,282    $         703,581
                                                 -----------------    -----------------    -----------------    -----------------
      Total assets                                       6,492,718            8,005,206            6,124,282              703,581
LIABILITIES
   Accrued expenses                                          7,134                8,696                6,786                  772
                                                 -----------------    -----------------    -----------------    -----------------
NET ASSETS                                       $       6,485,584    $       7,996,510    $       6,117,496    $         702,809
                                                 =================    =================    =================    =================
Accumulation units outstanding                           3,759,637            3,606,033            2,562,446              340,201
                                                 =================    =================    =================    =================
Unit value                                       $        1.725056    $        2.217537    $        2.387366    $        2.065865
                                                 =================    =================    =================    =================

                                                  PHOENIX-SANFORD      PHOENIX-SANFORD
                                                   BERNSTEIN MID-      BERNSTEIN SMALL-     PHOENIX-SENECA       PHOENIX-SENECA
                                                     CAP VALUE           CAP VALUE          MID-CAP GROWTH      STRATEGIC THEME
                                                     SUBACCOUNT          SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                                 -----------------    -----------------    -----------------    -----------------
ASSETS
   Investment at cost                            $       3,791,810    $       2,507,621    $       8,111,566    $       9,715,246
                                                 =================    =================    =================    =================
   Investment at market                          $       4,591,171    $       3,022,892    $       5,058,763    $       4,605,684
                                                 -----------------    -----------------    -----------------    -----------------
      Total assets                                       4,591,171            3,022,892            5,058,763            4,605,684
LIABILITIES
   Accrued expenses                                          5,014                3,278                5,663                5,128
                                                 -----------------    -----------------    -----------------    -----------------
NET ASSETS                                       $       4,586,157    $       3,019,614    $       5,053,100    $       4,600,556
                                                 =================    =================    =================    =================
Accumulation units outstanding                           1,190,635            1,026,228            2,615,576            3,264,076
                                                 =================    =================    =================    =================
Unit value                                       $        3.851858    $        2.942440    $        1.931926    $        1.409451
                                                 =================    =================    =================    =================

                                                   PHOENIX-STATE
                                                  STREET RESEARCH
                                                    SMALL-CAP         AIM V.I. CAPITAL     AIM V.I. PREMIER      ALGER AMERICAN
                                                      GROWTH            APPRECIATION            EQUITY          LEVERAGED ALLCAP
                                                    SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                                 -----------------    -----------------    -----------------    -----------------
ASSETS
   Investment at cost                            $         238,405    $         675,000    $         621,272    $       1,977,275
                                                 =================    =================    =================    =================
   Investment at market                          $         279,580    $         700,521    $         556,242    $       2,069,485
                                                 -----------------    -----------------    -----------------    -----------------
      Total assets                                         279,580              700,521              556,242            2,069,485
LIABILITIES
   Accrued expenses                                            277                  780                  627                2,243
                                                 -----------------    -----------------    -----------------    -----------------
NET ASSETS                                       $         279,303    $         699,741    $         555,615    $       2,067,242
                                                 =================    =================    =================    =================
Accumulation units outstanding                              91,868              414,925              335,806            1,882,621
                                                 =================    =================    =================    =================
Unit value                                       $        3.040254    $        1.686425    $        1.654572    $        1.098066
                                                 =================    =================    =================    =================

                        See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003
                                   (CONTINUED)

                                                  FEDERATED FUND       FEDERATED HIGH
                                                     FOR U.S.           INCOME BOND
                                                    GOVERNMENT           FUND II --                                VIP GROWTH
                                                   SECURITIES II       PRIMARY SHARES       VIP CONTRAFUND(R)     OPPORTUNITIES
                                                    SUBACCOUNT           SUBACCOUNT            SUBACCOUNT          SUBACCOUNT
                                                 -----------------    -----------------    -----------------    -----------------
ASSETS
   Investment at cost                            $       6,852,459    $       2,112,314    $       2,707,577    $         526,059
                                                 =================    =================    =================    =================
   Investment at market                          $       7,239,020    $       2,169,661    $       3,226,121    $         571,185
                                                 -----------------    -----------------    -----------------    -----------------
      Total assets                                       7,239,020            2,169,661            3,226,121              571,185
LIABILITIES
   Accrued expenses                                          8,238                2,448                3,544                  626
                                                 -----------------    -----------------    -----------------    -----------------
NET ASSETS                                       $       7,230,782    $       2,167,213    $       3,222,577    $         570,559
                                                 =================    =================    =================    =================
Accumulation units outstanding                           2,887,195              974,622            1,760,084              403,470
                                                 =================    =================    =================    =================
Unit value                                       $        2.504432    $        2.223645    $        1.830922    $        1.414131
                                                 =================    =================    =================    =================

                                                                                              TEMPLETON
                                                                                              DEVELOPING           TEMPLETON
                                                                        MUTUAL SHARES          MARKETS              FOREIGN
                                                     VIP GROWTH           SECURITIES          SECURITIES           SECURITIES
                                                     SUBACCOUNT           SUBACCOUNT          SUBACCOUNT           SUBACCOUNT
                                                 -----------------    -----------------    -----------------    -----------------
ASSETS
   Investment at cost                            $       2,429,371    $       1,002,516    $         277,489    $       2,634,192
                                                 =================    =================    =================    =================
   Investment at market                          $       2,582,961    $       1,070,955    $         304,642    $       2,218,635
                                                 -----------------    -----------------    -----------------    -----------------
      Total assets                                       2,582,961            1,070,955              304,642            2,218,635
LIABILITIES
   Accrued expenses                                          2,818                1,185                  332                2,437
                                                 -----------------    -----------------    -----------------    -----------------
NET ASSETS                                       $       2,580,143    $       1,069,770    $         304,310    $       2,216,198
                                                 =================    =================    =================    =================
Accumulation units outstanding                           2,044,009              424,169              137,843            1,166,265
                                                 =================    =================    =================    =================
Unit value                                       $        1.262295    $        2.522037    $        2.207676    $        1.900252
                                                 =================    =================    =================    =================

                                                                          TEMPLETON
                                                  TEMPLETON GLOBAL         GROWTH            RYDEX VARIABLE       RYDEX VARIABLE
                                                  ASSET ALLOCATION        SECURITIES           TRUST JUNO           TRUST NOVA
                                                     SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                                 -----------------    -----------------    -----------------    -----------------
ASSETS
   Investment at cost                            $         107,660    $       2,178,071    $         124,112    $         118,134
                                                 =================    =================    =================    =================
   Investment at market                          $         100,040    $       2,185,064    $         121,913    $         135,478
                                                 -----------------    -----------------    -----------------    -----------------
      Total assets                                         100,040            2,185,064              121,913              135,478
LIABILITIES
   Accrued expenses                                            110                2,391                  163                  144
                                                 -----------------    -----------------    -----------------    -----------------
NET ASSETS                                       $          99,930    $       2,182,673    $         121,750    $         135,334
                                                 =================    =================    =================    =================
Accumulation units outstanding                              41,635              861,021              115,772              111,366
                                                 =================    =================    =================    =================
Unit value                                       $        2.400141    $        2.534986    $        1.051631    $        1.215223
                                                 =================    =================    =================    =================

                        See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003
                                   (CONTINUED)

                                                   RYDEX VARIABLE        SCUDDER VIT
                                                    TRUST SECTOR        EAFE(R) EQUITY        SCUDDER VIT
                                                      ROTATION              INDEX          EQUITY 500 INDEX        TECHNOLOGY
                                                     SUBACCOUNT           SUBACCOUNT          SUBACCOUNT           SUBACCOUNT
                                                 -----------------    -----------------    -----------------    -----------------
ASSETS
   Investment at cost                            $         550,564    $         687,602    $         614,012    $       3,835,366
                                                 =================    =================    =================    =================
   Investment at market                          $         613,325    $         592,300    $         700,930    $       1,189,714
                                                 -----------------    -----------------    -----------------    -----------------
      Total assets                                         613,325              592,300              700,930            1,189,714
LIABILITIES
   Accrued expenses                                            652                  645                  757                1,304
                                                 -----------------    -----------------    -----------------    -----------------
NET ASSETS                                       $         612,673    $         591,655    $         700,173    $       1,188,410
                                                 =================    =================    =================    =================
Accumulation units outstanding                             531,442              418,171              338,958            2,066,341
                                                 =================    =================    =================    =================
Unit value                                       $        1.152852    $        1.414864    $        2.065663    $        0.575128
                                                 =================    =================    =================    =================

                                                                           WANGER                                  WANGER U.S.
                                                   WANGER FOREIGN       INTERNATIONAL                               SMALLER
                                                       FORTY              SMALL CAP          WANGER TWENTY         COMPANIES
                                                     SUBACCOUNT           SUBACCOUNT          SUBACCOUNT           SUBACCOUNT
                                                 -----------------    -----------------    -----------------    -----------------
ASSETS
   Investment at cost                            $       1,485,085    $       9,476,544    $       1,223,871    $       7,269,777
                                                 =================    =================    =================    =================
   Investment at market                          $       1,191,569    $       6,465,085    $       1,653,082    $       9,365,758
                                                 -----------------    -----------------    -----------------    -----------------
      Total assets                                       1,191,569            6,465,085            1,653,082            9,365,758
LIABILITIES
   Accrued expenses                                          1,305                7,079                1,848               10,310
                                                 -----------------    -----------------    -----------------    -----------------
NET ASSETS                                       $       1,190,264    $       6,458,006    $       1,651,234    $       9,355,448
                                                 =================    =================    =================    =================
Accumulation units outstanding                             483,335            3,010,655              535,460            3,528,471
                                                 =================    =================    =================    =================
Unit value                                       $        2.462608    $        2.145050    $        3.083766    $        2.651417
                                                 =================    =================    =================    =================

                        See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                     PHOENIX-                              PHOENIX-ALLIANCE/    PHOENIX-ALLIANCE/
                                                     ABERDEEN           PHOENIX-AIM           BERNSTEIN         BERNSTEIN GROWTH
                                                   INTERNATIONAL       MID-CAP EQUITY       ENHANCED INDEX          + VALUE
                                                    SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                                 -----------------    -----------------    -----------------    -----------------
Investment income
   Distributions                                 $          54,975    $             -      $          15,628    $             821
Expenses
   Mortality and expense fees                               35,633                1,753               18,117                2,450
   Indexing (gain) loss                                      1,032                   50                  404                   56
                                                 -----------------    -----------------    -----------------    -----------------
Net investment income (loss)                                18,310               (1,803)              (2,893)              (1,685)
                                                 -----------------    -----------------    -----------------    -----------------
Net realized gain (loss) from share
   transactions                                             38,667                2,640             (139,677)                 450
Net realized gain distribution from Fund                       -                    -                    -                    -
Net change in unrealized appreciation
   (depreciation) on investment                            751,843               34,815              458,926               42,958
                                                 -----------------    -----------------    -----------------    -----------------
Net gain (loss) on investment                              790,510               37,455              319,249               43,408
Net increase (decrease) in net assets
   resulting from operations                     $         808,820    $          35,652    $         316,356    $          41,723
                                                 =================    =================    =================    =================

                                                                                               PHOENIX-
                                                   PHOENIX-DUFF &         PHOENIX-          ENGEMANN SMALL
                                                    PHELPS REAL           ENGEMANN            & MID-CAP         PHOENIX-GOODWIN
                                                 ESTATE SECURITIES     CAPITAL GROWTH           GROWTH            MONEY MARKET
                                                    SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                                 -----------------    -----------------    -----------------    -----------------
Investment income
   Distributions                                 $          98,329    $           8,009    $             -      $          26,248
Expenses
   Mortality and expense fees                               35,336              101,907               10,682               46,022
   Indexing (gain) loss                                      1,127                2,269                  372                  263
                                                 -----------------    -----------------    -----------------    -----------------
Net investment income (loss)                                61,866              (96,167)             (11,054)             (20,037)
                                                 -----------------    -----------------    -----------------    -----------------
Net realized gain (loss) from share
   transactions                                              1,227             (231,947)             (16,942)                 -
Net realized gain distribution from Fund                   100,302                  -                    -                    -
Net change in unrealized appreciation
   (depreciation) on investment                            735,637            2,140,204              334,705                  -
                                                 -----------------    -----------------    -----------------    -----------------
Net gain (loss) on investment                              837,166            1,908,257              317,763                  -
Net increase (decrease) in net assets
   resulting from operations                     $         899,032    $       1,812,090    $         306,709    $         (20,037)
                                                 =================    =================    =================    =================

                                                   PHOENIX-GOODWIN     PHOENIX-GOODWIN
                                                    MULTI-SECTOR        MULTI-SECTOR         PHOENIX-JANUS       PHOENIX-KAYNE
                                                    FIXED INCOME       SHORT TERM BOND      FLEXIBLE INCOME     RISING DIVIDENDS
                                                     SUBACCOUNT         SUBACCOUNT(2)         SUBACCOUNT           SUBACCOUNT
                                                 -----------------    -----------------    -----------------    -----------------
Investment income
   Distributions                                 $         477,050    $           5,996    $         123,809    $           2,769
Expenses
   Mortality and expense fees                               89,120                1,224               45,566                4,337
   Indexing (gain) loss                                      1,194                   18                  423                   93
                                                 -----------------    -----------------    -----------------    -----------------
Net investment income (loss)                               386,736                4,754               77,820               (1,661)
                                                 -----------------    -----------------    -----------------    -----------------
Net realized gain (loss) from share
   transactions                                             15,485                   13               60,098                  298
Net realized gain distribution from Fund                       -                    -                 57,280                3,424
Net change in unrealized appreciation
   (depreciation) on investment                            467,480                3,371              (10,852)              62,454
                                                 -----------------    -----------------    -----------------    -----------------
Net gain (loss) on investment                              482,965                3,384              106,526               66,176
Net increase (decrease) in net assets
   resulting from operations                     $         869,701    $           8,138    $         184,346    $          64,515
                                                 =================    =================    =================    =================

                        See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                                   PHOENIX-KAYNE        PHOENIX-LAZARD
                                                     SMALL-CAP           INTERNATIONAL       PHOENIX-LAZARD      PHOENIX-LAZARD
                                                   QUALITY VALUE         EQUITY SELECT      SMALL-CAP VALUE      U.S. MULTI-CAP
                                                     SUBACCOUNT           SUBACCOUNT           SUBACCOUNT         SUBACCOUNT(1)
                                                 -----------------    -----------------    -----------------    -----------------
Investment income
   Distributions                                 $           1,921    $           2,020    $             230    $             277
Expenses
   Mortality and expense fees                                1,173                2,460                1,632                  497
   Indexing (gain) loss                                         38                   23                   61                   13
                                                 -----------------    -----------------    -----------------    -----------------
Net investment income (loss)                                   710                 (463)              (1,463)                (233)
                                                 -----------------    -----------------    -----------------    -----------------
Net realized gain (loss) from share
   transactions                                                817                    5                  103                    3
Net realized gain distribution from Fund                        55                  333                2,836                1,421
Net change in unrealized appreciation
   (depreciation) on investments                            26,095               67,050               46,558                8,782
                                                 -----------------    -----------------    -----------------    -----------------
Net gain (loss) on investments                              26,967               67,388               49,497               10,206
Net increase (decrease) in net assets
   resulting from operations                     $          27,677    $          66,925    $          48,034    $           9,973
                                                 =================    =================    =================    =================

                                                    PHOENIX-LORD        PHOENIX-LORD         PHOENIX-LORD         PHOENIX-MFS
                                                    ABBETT BOND-      ABBETT LARGE-CAP      ABBETT MID-CAP      INVESTORS GROWTH
                                                     DEBENTURE             VALUE                VALUE                STOCK
                                                     SUBACCOUNT          SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                                 -----------------    -----------------    -----------------    -----------------
Investment income
   Distributions                                 $           3,873    $           3,404    $           1,784    $             -
Expenses
   Mortality and expense fees                                  793                5,945                3,098               65,325
   Indexing (gain) loss                                         13                  167                   97                1,374
                                                 -----------------    -----------------    -----------------    -----------------
Net investment income (loss)                                 3,067               (2,708)              (1,411)             (66,699)
                                                 -----------------    -----------------    -----------------    -----------------
Net realized gain (loss) from share
   transactions                                                577                  (83)                  26             (111,200)
Net realized gain distribution from Fund                       847                1,655                2,195                  -
Net change in unrealized appreciation
   (depreciation) on investments                             4,797              137,344               69,006            1,116,219
                                                 -----------------    -----------------    -----------------    -----------------
Net gain (loss) on investments                               6,221              138,916               71,227            1,005,019
Net increase (decrease) in net assets
   resulting from operations                     $           9,288    $         136,208    $          69,816    $         938,320
                                                 =================    =================    =================    =================

                                                                                                                PHOENIX-NORTHERN
                                                    PHOENIX-MFS          PHOENIX-MFS       PHOENIX-NORTHERN        NASDAQ-100
                                                  INVESTORS TRUST           VALUE               DOW 30              INDEX(R)
                                                    SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                                 -----------------    -----------------    -----------------    -----------------
Investment income
   Distributions                                 $             272    $          15,356    $          16,965    $             -
Expenses
   Mortality and expense fees                                  613               11,481               12,754                6,995
   Indexing (gain) loss                                         12                  294                  268                  251
                                                 -----------------    -----------------    -----------------    -----------------
Net investment income (loss)                                  (353)               3,581                3,943               (7,246)
                                                 -----------------    -----------------    -----------------    -----------------
Net realized gain (loss) from share
   transactions                                               (602)               3,747               (7,217)              (2,029)
Net realized gain distribution from Fund                       -                    -                    -                    -
Net change in unrealized appreciation
   (depreciation) on investments                             9,852              220,145              235,790              214,129
                                                 -----------------    -----------------    -----------------    -----------------
Net gain (loss) on investments                               9,250              223,892              228,573              212,100
Net increase (decrease) in net assets
   resulting from operations                     $           8,897    $         227,473    $         232,516    $         204,854
                                                 =================    =================    =================    =================

                        See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                                                          PHOENIX-
                                                      PHOENIX-            OAKHURST             PHOENIX-         PHOENIX-SANFORD
                                                  OAKHURST GROWTH         STRATEGIC         OAKHURST VALUE      BERNSTEIN GLOBAL
                                                     AND INCOME          ALLOCATION             EQUITY               VALUE
                                                     SUBACCOUNT          SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                                 -----------------    -----------------    -----------------    -----------------
Investment income
   Distributions                                 $          67,091    $         187,560    $          52,344    $           8,848
Expenses
   Mortality and expense fees                               74,352               88,062               70,042                6,417
   Indexing (gain) loss                                      1,730                1,589                1,425                  172
                                                 -----------------    -----------------    -----------------    -----------------
Net investment income (loss)                                (8,991)              97,909              (19,123)               2,259
                                                 -----------------    -----------------    -----------------    -----------------
Net realized gain (loss) from share
   transactions                                           (197,209)             (16,471)             (82,814)                (520)
Net realized gain distribution from Fund                       -                    -                    -                    -
Net change in unrealized appreciation
   (depreciation) on investment                          1,582,551            1,104,350            1,241,041              145,062
                                                 -----------------    -----------------    -----------------    -----------------
Net gain (loss) on investment                            1,385,342            1,087,879            1,158,227              144,542
Net increase (decrease) in net assets
   resulting from operations                     $       1,376,351    $       1,185,788    $       1,139,104    $         146,801
                                                 =================    =================    =================    =================

                                                  PHOENIX-SANFORD      PHOENIX-SANFORD
                                                   BERNSTEIN MID-      BERNSTEIN SMALL-     PHOENIX-SENECA       PHOENIX-SENECA
                                                     CAP VALUE           CAP VALUE          MID-CAP GROWTH       STRATEGIC THEME
                                                     SUBACCOUNT          SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                                 -----------------    -----------------    -----------------    -----------------
Investment income
   Distributions                                 $           7,125    $             -      $             -      $             -
Expenses
   Mortality and expense fees                               46,086               30,723               58,720               51,414
   Indexing (gain) loss                                      1,445                1,019                1,469                1,417
                                                 -----------------    -----------------    -----------------    -----------------
Net investment income (loss)                               (40,406)             (31,742)             (60,189)             (52,831)
                                                 -----------------    -----------------    -----------------    -----------------
Net realized gain (loss) from share
   transactions                                           (100,637)             (60,196)            (190,766)            (582,535)
Net realized gain distribution from Fund                   139,914               50,114                  -                    -
Net change in unrealized appreciation
   (depreciation) on investment                          1,229,507              916,123            1,359,829            1,868,106
                                                 -----------------    -----------------    -----------------    -----------------
Net gain (loss) on investment                            1,268,784              906,041            1,169,063            1,285,571
Net increase (decrease) in net assets
   resulting from operations                     $       1,228,378    $         874,299    $       1,108,874    $       1,232,740
                                                 =================    =================    =================    =================

                                                   PHOENIX-STATE
                                                  STREET RESEARCH
                                                     SMALL-CAP         AIM V.I. CAPITAL    AIM V.I. PREMIER      ALGER AMERICAN
                                                      GROWTH             APPRECIATION           EQUITY          LEVERAGED ALLCAP
                                                    SUBACCOUNT            SUBACCOUNT          SUBACCOUNT           SUBACCOUNT
                                                 -----------------    -----------------    -----------------    -----------------
Investment income
   Distributions                                 $             -      $             -      $           1,605    $             -
Expenses
   Mortality and expense fees                                1,631                6,142                6,682               19,538
   Indexing (gain) loss                                         74                  158                  166                  523
                                                 -----------------    -----------------    -----------------    -----------------
Net investment income (loss)                                (1,705)              (6,300)              (5,243)             (20,061)
                                                 -----------------    -----------------    -----------------    -----------------
Net realized gain (loss) from share
   transactions                                              1,945                 (980)               1,244             (123,145)
Net realized gain distribution from Fund                    14,798                  -                    -                    -
Net change in unrealized appreciation
   (depreciation) on investment                             42,517              133,358              116,305              561,429
                                                 -----------------    -----------------    -----------------    -----------------
Net gain (loss) on investment                               59,260              132,378              117,549              438,284
Net increase (decrease) in net assets
   resulting from operations                     $          57,555    $         126,078    $         112,306    $         418,223
                                                 =================    =================    =================    =================

                        See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                                  FEDERATED FUND       FEDERATED HIGH
                                                     FOR U.S.           INCOME BOND
                                                    GOVERNMENT           FUND II --                                VIP GROWTH
                                                   SECURITIES II       PRIMARY SHARES      VIP CONTRAFUND(R)      OPPORTUNITIES
                                                    SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                                 -----------------    -----------------    -----------------    -----------------
Investment income
   Distributions                                 $         386,656    $          98,455    $           9,818    $           2,791
Expenses
   Mortality and expense fees                              113,736               22,878               34,088                5,826
   Indexing (gain) loss                                        774                  405                  862                  137
                                                 -----------------    -----------------    -----------------    -----------------
Net investment income (loss)                               272,146               75,172              (25,132)              (3,172)
                                                 -----------------    -----------------    -----------------    -----------------
Net realized gain (loss) from share
   transactions                                            (27,066)               7,786              (12,994)             (23,899)
Net realized gain distribution from Fund                    50,146                  -                    -                    -
Net change in unrealized appreciation
   (depreciation) on investment                           (199,353)             247,766              696,425              144,160
                                                 -----------------    -----------------    -----------------    -----------------
Net gain (loss) on investment                             (176,273)             255,552              683,431              120,261
Net increase (decrease) in net assets
   resulting from operations                     $          95,873    $         330,724    $         658,299    $         117,089
                                                 =================    =================    =================    =================

                                                                                              TEMPLETON
                                                                                              DEVELOPING           TEMPLETON
                                                                        MUTUAL SHARES          MARKETS              FOREIGN
                                                     VIP GROWTH          SECURITIES           SECURITIES           SECURITIES
                                                     SUBACCOUNT          SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                                 -----------------    -----------------    -----------------    -----------------
Investment income
   Distributions                                 $           3,620    $          10,018    $           2,822    $          32,404
Expenses
   Mortality and expense fees                               24,852               12,080                3,030               22,842
   Indexing (gain) loss                                        687                  260                  122                  591
                                                 -----------------    -----------------    -----------------    -----------------
Net investment income (loss)                               (21,919)              (2,322)                (330)               8,971
                                                 -----------------    -----------------    -----------------    -----------------
Net realized gain (loss) from share
   transactions                                           (198,616)               1,839                  (53)              15,726
Net realized gain distribution from Fund                       -                    -                    -                    -
Net change in unrealized appreciation
   (depreciation) on investment                            760,515              205,624              105,956              500,308
                                                 -----------------    -----------------    -----------------    -----------------
Net gain (loss) on investment                              561,899              207,463              105,903              516,034
Net increase (decrease) in net assets
   resulting from operations                     $         539,980    $         205,141    $         105,573    $         525,005
                                                 =================    =================    =================    =================

                                                                          TEMPLETON
                                                  TEMPLETON GLOBAL         GROWTH            RYDEX VARIABLE      RYDEX VARIABLE
                                                  ASSET ALLOCATION       SECURITIES            TRUST JUNO          TRUST NOVA
                                                     SUBACCOUNT          SUBACCOUNT          SUBACCOUNT(3)        SUBACCOUNT(2)
                                                 -----------------    -----------------    -----------------    -----------------
Investment income
   Distributions                                 $           2,373    $          26,711    $             -      $             -
Expenses
   Mortality and expense fees                                1,172               21,683                  732                  573
   Indexing (gain) loss                                         35                  577                    4                   19
                                                 -----------------    -----------------    -----------------    -----------------
Net investment income (loss)                                 1,166                4,451                 (736)                (592)
                                                 -----------------    -----------------    -----------------    -----------------
Net realized gain (loss) from share
   transactions                                             (6,203)             (19,340)               2,405                 (107)
Net realized gain distribution from Fund                       -                    -                    -                    -
Net change in unrealized appreciation
   (depreciation) on investment                             30,275              495,435               (2,199)              17,344
                                                 -----------------    -----------------    -----------------    -----------------
Net gain (loss) on investment                               24,072              476,095                  206               17,237
Net increase (decrease) in net assets
   resulting from operations                     $          25,238    $         480,546    $            (530)   $          16,645
                                                 =================    =================    =================    =================

                        See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                                   RYDEX VARIABLE       SCUDDER VIT
                                                    TRUST SECTOR       EAFE(R) EQUITY         SCUDDER VIT
                                                      ROTATION             INDEX           EQUITY 500 INDEX        TECHNOLOGY
                                                    SUBACCOUNT(2)        SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                                 -----------------    -----------------    -----------------    -----------------
Investment income
   Distributions                                 $             -      $          21,043    $           3,805    $             -
Expenses
   Mortality and expense fees                                3,288                6,144                5,145               11,707
   Indexing (gain) loss                                         86                  147                  138                  428
                                                 -----------------    -----------------    -----------------    -----------------
Net investment income (loss)                                (3,374)              14,752               (1,478)             (12,135)
                                                 -----------------    -----------------    -----------------    -----------------
Net realized gain (loss) from share
   transactions                                                 15                  (13)               2,485              (63,312)
Net realized gain distribution from Fund                       -                    -                                         -
Net change in unrealized appreciation
   (depreciation) on investment                             62,761              123,980              106,499              411,255
                                                 -----------------    -----------------    -----------------    -----------------
Net gain (loss) on investment                               62,776              123,967              108,984              347,943
Net increase (decrease) in net assets
   resulting from operations                     $          59,402    $         138,719    $         107,506    $         335,808
                                                 =================    =================    =================    =================

                                                                           WANGER                                  WANGER U.S.
                                                  WANGER FOREIGN        INTERNATIONAL                               SMALLER
                                                       FORTY              SMALL CAP          WANGER TWENTY         COMPANIES
                                                    SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                                 -----------------    -----------------    -----------------    -----------------
Investment income
   Distributions                                 $           3,771    $          15,630    $             -      $             -
Expenses
   Mortality and expense fees                               12,444               63,156               16,678               97,831
   Indexing (gain) loss                                        374                2,010                  402                3,364
                                                 -----------------    -----------------    -----------------    -----------------
Net investment income (loss)                                (9,047)             (49,536)             (17,080)            (101,195)
                                                 -----------------    -----------------    -----------------    -----------------
Net realized gain (loss) from share
   transactions                                            (71,305)             (15,398)                 471               (4,670)
Net realized gain distribution from Fund                       -                    -                    -                    -
Net change in unrealized appreciation
   (depreciation) on investment                            411,816            2,113,844              351,641            2,844,910
                                                 -----------------    -----------------    -----------------    -----------------
Net gain (loss) on investment                              340,511            2,098,446              352,112            2,840,240
Net increase (decrease) in net assets
   resulting from operations                     $         331,464    $       2,048,910    $         335,032    $       2,739,045
                                                 =================    =================    =================    =================

Footnotes for Statements of Operations
For the period ended December 31, 2003

(1) From inception March 27, 2003 to December 31, 2003.
(2) From inception June 4, 2003 to December 31, 2003.
(3) From inception June 17, 2003 to December 31, 2003.

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                     PHOENIX-                                PHOENIX-ALLIANCE/    PHOENIX-ALLIANCE/
                                                     ABERDEEN             PHOENIX-AIM           BERNSTEIN         BERNSTEIN GROWTH
                                                   INTERNATIONAL        MID-CAP EQUITY        ENHANCED INDEX          + VALUE
                                                    SUBACCOUNT            SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                                 -----------------     -----------------     -----------------    -----------------
FROM OPERATIONS
   Net investment income (loss)                  $          18,310     $          (1,803)    $          (2,893)   $          (1,685)
   Net realized gain (loss)                                 38,667                 2,640              (139,677)                 450
   Net change in unrealized appreciation
      (depreciation) on investments                        751,843                34,815               458,926               42,958
                                                 -----------------     -----------------     -----------------    -----------------
   Net increase (decrease) resulting from
      operations                                           808,820                35,652               316,356               41,723
                                                 -----------------     -----------------     -----------------    -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                     38,485                 4,034                21,988                1,814
   Participant transfers                                    64,960 +              37,441              (154,873)               1,802
   Participant withdrawals                                (235,290)               (1,724)             (133,166)              (1,577)
                                                 -----------------     -----------------     -----------------    -----------------
   Net increase (decrease) in net assets
      resulting from participant transactions             (131,845)               39,751              (266,051)               2,039
                                                 -----------------     -----------------     -----------------    -----------------
   Net increase (decrease) in net assets                   676,975                75,403                50,305               43,762
NET ASSETS
   Beginning of period                                   2,603,838               108,116             1,472,504              178,994
                                                 -----------------     -----------------     -----------------    -----------------
   End of period                                 $       3,280,813     $         183,519     $       1,522,809    $         222,756
                                                 =================     =================     =================    =================

                                                                                                 PHOENIX-
                                                   PHOENIX-DUFF &          PHOENIX-           ENGEMANN SMALL
                                                    PHELPS REAL            ENGEMANN             & MID-CAP          PHOENIX-GOODWIN
                                                 ESTATE SECURITIES      CAPITAL GROWTH            GROWTH             MONEY MARKET
                                                    SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                                 -----------------     -----------------     -----------------    -----------------
FROM OPERATIONS
   Net investment income (loss)                  $          61,866     $         (96,167)    $         (11,054)   $         (20,037)
   Net realized gain (loss)                                101,529              (231,947)              (16,942)                 -
   Net change in unrealized appreciation
      (depreciation) on investments                        735,637             2,140,204               334,705                  -
                                                 -----------------     -----------------     -----------------    -----------------
   Net increase (decrease) resulting from
      operations                                          899,032             1,812,090                306,709              (20,037)
                                                 -----------------     -----------------     -----------------    -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                     94,238               159,752                14,689              221,488
   Participant transfers                                   239,644              (271,211)              131,407           (2,013,383)
   Participant withdrawals                                (224,930)             (671,519)              (22,771)            (930,157)
                                                 -----------------     -----------------     -----------------    -----------------
   Net increase (decrease) in net assets
      resulting from participant transactions              108,952              (782,978)              123,325           (2,722,052)
                                                 -----------------     -----------------     -----------------    -----------------
   Net increase (decrease) in net assets                 1,007,984             1,029,112               430,034           (2,742,089)
NET ASSETS
   Beginning of period                                   2,476,302             7,895,732               678,886            5,112,705
                                                 -----------------     -----------------     -----------------    -----------------
   End of period                                 $       3,484,286     $       8,924,844     $       1,108,920    $       2,370,616
                                                 =================     =================     =================    =================

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                                  PHOENIX-GOODWIN      PHOENIX-GOODWIN
                                                   MULTI-SECTOR         MULTI-SECTOR         PHOENIX-JANUS        PHOENIX-KAYNE
                                                   FIXED INCOME        SHORT TERM BOND      FLEXIBLE INCOME      RISING DIVIDENDS
                                                    SUBACCOUNT          SUBACCOUNT(2)         SUBACCOUNT            SUBACCOUNT
                                                 -----------------    -----------------    -----------------    -----------------
FROM OPERATIONS
   Net investment income (loss)                  $         386,736    $           4,754    $          77,820    $          (1,661)
   Net realized gain (loss)                                 15,485                   13              117,378                3,722
   Net change in unrealized appreciation
      (depreciation) on investments                        467,480                3,371              (10,852)              62,454
                                                 -----------------    -----------------    -----------------    -----------------
   Net increase (decrease) resulting from
      operations                                           869,701                8,138              184,346               64,515
                                                 -----------------    -----------------    -----------------    -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                     95,109                   25               26,566                7,137
   Participant transfers                                   215,580              315,247             (793,691)             464,812
   Participant withdrawals                                (680,295)              (4,832)            (459,536)             (15,369)
                                                 -----------------    -----------------    -----------------    -----------------
   Net increase (decrease) in net assets
      resulting from participant transactions             (369,606)             310,440           (1,226,661)             456,580
                                                 -----------------    -----------------    -----------------    -----------------
   Net increase (decrease) in net assets                   500,095              318,578           (1,042,315)             521,095
NET ASSETS
   Beginning of period                                   6,568,344                  -              3,904,690               26,237
                                                 -----------------    -----------------    -----------------    -----------------
   End of period                                 $       7,068,439    $         318,578    $       2,862,375    $         547,332
                                                 =================    =================    =================    =================

                                                  PHOENIX-KAYNE        PHOENIX-LAZARD
                                                    SMALL-CAP          INTERNATIONAL        PHOENIX-LAZARD       PHOENIX-LAZARD
                                                  QUALITY VALUE        EQUITY SELECT       SMALL-CAP VALUE       U.S. MULTI-CAP
                                                    SUBACCOUNT           SUBACCOUNT           SUBACCOUNT          SUBACCOUNT(1)
                                                 -----------------    -----------------    -----------------    -----------------
FROM OPERATIONS
   Net investment income (loss)                  $             710    $            (463)   $          (1,463)   $            (233)
   Net realized gain (loss)                                    872                  338                2,939                1,424
   Net change in unrealized appreciation
      (depreciation) on investments                         26,095               67,050               46,558                8,782
                                                 -----------------    -----------------    -----------------    -----------------
   Net increase (decrease) resulting from
      operations                                            27,677               66,925               48,034                9,973
                                                 -----------------    -----------------    -----------------    -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                      6,846                2,240                  275                  400
   Participant transfers                                   231,156              240,788              245,856               64,275
   Participant withdrawals                                  (2,397)                (525)              (3,553)                (269)
                                                 -----------------    -----------------    -----------------    -----------------
   Net increase (decrease) in net assets
      resulting from participant transactions              235,605              242,503              242,578               64,406
                                                 -----------------    -----------------    -----------------    -----------------
   Net increase (decrease) in net assets                   263,282              309,428              290,612               74,379
NET ASSETS
   Beginning of period                                       1,319               76,925               20,272                  -
                                                 -----------------    -----------------    -----------------    -----------------
   End of period                                 $         264,601    $         386,353    $         310,884    $          74,379
                                                 =================    =================    =================    =================

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                                   PHOENIX-LORD        PHOENIX-LORD        PHOENIX-LORD        PHOENIX-MFS
                                                   ABBETT BOND-      ABBETT LARGE-CAP     ABBETT MID-CAP     INVESTORS GROWTH
                                                    DEBENTURE             VALUE               VALUE               STOCK
                                                    SUBACCOUNT          SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                                 -----------------   -----------------   -----------------   -----------------
FROM OPERATIONS
   Net investment income (loss)                  $           3,067   $          (2,708)  $          (1,411)  $         (66,699)
   Net realized gain (loss)                                  1,424               1,572               2,221            (111,200)
   Net change in unrealized appreciation
      (depreciation) on investments                          4,797             137,344              69,006           1,116,219
                                                 -----------------   -----------------   -----------------   -----------------
   Net increase (decrease) resulting from
      operations                                             9,288             136,208              69,816             938,320
                                                 -----------------   -----------------   -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                      5,534                 884               5,372             130,955
   Participant transfers                                    74,341             653,398             301,799            (193,527) ++
   Participant withdrawals                                    (587)            (20,602)             (5,168)           (482,018)
                                                 -----------------   -----------------   -----------------   -----------------
   Net increase (decrease) in net assets
      resulting from participant transactions               79,288             633,680             302,003            (544,590)
                                                 -----------------   -----------------   -----------------   -----------------
   Net increase (decrease) in net assets                    88,576             769,888             371,819             393,730
NET ASSETS
   Beginning of period                                      14,325             135,824              53,560           4,936,442
                                                 -----------------   -----------------   -----------------   -----------------
   End of period                                 $         102,901   $         905,712   $         425,379   $       5,330,172
                                                 =================   =================   =================   =================

                                                                                                             PHOENIX-NORTHERN
                                                    PHOENIX-MFS         PHOENIX-MFS      PHOENIX-NORTHERN       NASDAQ-100
                                                  INVESTORS TRUST          VALUE              DOW 30             INDEX(R)
                                                    SUBACCOUNT           SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                 -----------------   -----------------   -----------------   -----------------
FROM OPERATIONS
   Net investment income (loss)                  $            (353)  $           3,581   $           3,943   $          (7,246)
   Net realized gain (loss)                                   (602)              3,747              (7,217)             (2,029)
   Net change in unrealized appreciation
      (depreciation) on investments                          9,852             220,145             235,790             214,129
                                                 -----------------   -----------------   -----------------   -----------------
   Net increase (decrease) resulting from
      operations                                             8,897             227,473             232,516             204,854
                                                 -----------------   -----------------   -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                        630              55,002              17,733              83,796
   Participant transfers                                     6,386             462,454              70,245             228,033
   Participant withdrawals                                 (12,413)            (23,565)            (60,407)            (23,252)
                                                 -----------------   -----------------   -----------------   -----------------
   Net increase (decrease) in net assets
      resulting from participant transactions               (5,397)            493,891              27,571             288,577
                                                 -----------------   -----------------   -----------------   -----------------
   Net increase (decrease) in net assets                     3,500             721,364             260,087             493,431
NET ASSETS
   Beginning of period                                      49,955             519,758             949,690             374,947
                                                 -----------------   -----------------   -----------------   -----------------
   End of period                                 $          53,455   $       1,241,122   $       1,209,777   $         868,378
                                                 =================   =================   =================   =================

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                                                           PHOENIX-
                                                      PHOENIX-             OAKHURST             PHOENIX-         PHOENIX-SANFORD
                                                  OAKHURST GROWTH          STRATEGIC         OAKHURST VALUE      BERNSTEIN GLOBAL
                                                     AND INCOME           ALLOCATION             EQUITY               VALUE
                                                     SUBACCOUNT           SUBACCOUNT           SUBACCOUNT          SUBACCOUNT
                                                 -----------------    -----------------    -----------------    -----------------
FROM OPERATIONS
   Net investment income (loss)                  $          (8,991)   $          97,909    $         (19,123)   $           2,259
   Net realized gain (loss)                               (197,209)             (16,471)             (82,814)                (520)
   Net change in unrealized appreciation
      (depreciation) on investments                      1,582,551            1,104,350            1,241,041              145,062
                                                 -----------------    -----------------    -----------------    -----------------
   Net increase (decrease) resulting from
      operations                                         1,376,351            1,185,788            1,139,104              146,801
                                                 -----------------    -----------------    -----------------    -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                     67,468              194,383               67,405               12,007
   Participant transfers                                  (490,885)             243,515               (4,926)             290,400
   Participant withdrawals                                (505,138)            (393,146)            (567,659)             (10,826)
                                                 -----------------    -----------------    -----------------    -----------------
   Net increase (decrease) in net assets
      resulting from participant transactions             (928,555)              44,752             (505,180)             291,581
                                                 -----------------    -----------------    -----------------    -----------------
   Net increase (decrease) in net assets                   447,796            1,230,540              633,924              438,382
NET ASSETS
   Beginning of period                                   6,037,788            6,765,970            5,483,572              264,427
                                                 -----------------    -----------------    -----------------    -----------------
   End of period                                 $       6,485,584    $       7,996,510    $       6,117,496    $         702,809
                                                 =================    =================    =================    =================

                                                   PHOENIX-SANFORD     PHOENIX-SANFORD
                                                    BERNSTEIN MID-     BERNSTEIN SMALL-     PHOENIX-SENECA       PHOENIX-SENECA
                                                      CAP VALUE           CAP VALUE         MID-CAP GROWTH       STRATEGIC THEME
                                                     SUBACCOUNT           SUBACCOUNT          SUBACCOUNT           SUBACCOUNT
                                                 -----------------    -----------------    -----------------    -----------------
FROM OPERATIONS
   Net investment income (loss)                  $         (40,406)   $         (31,742)   $         (60,189)   $         (52,831)
   Net realized gain (loss)                                 39,277              (10,082)            (190,766)            (582,535)
   Net change in unrealized appreciation
      (depreciation) on investments                      1,229,507              916,123            1,359,829            1,868,106
                                                 -----------------    -----------------    -----------------    -----------------
   Net increase (decrease) resulting from
      operations                                         1,228,378              874,299            1,108,874            1,232,740
                                                 -----------------    -----------------    -----------------    -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                     59,546               30,376               80,828               95,779
   Participant transfers                                  (147,844)            (141,417)            (184,281)            (303,214)
   Participant withdrawals                                (286,123)            (129,919)            (429,916)            (387,549)
                                                 -----------------    -----------------    -----------------    -----------------
   Net increase (decrease) in net assets
      resulting from participant transactions             (374,421)            (240,960)            (533,369)            (594,984)
                                                 -----------------    -----------------    -----------------    -----------------
   Net increase (decrease) in net assets                   853,957              633,339              575,505              637,756
NET ASSETS
   Beginning of period                                   3,732,200            2,386,275            4,477,595            3,962,800
                                                 -----------------    -----------------    -----------------    -----------------
   End of period                                 $       4,586,157    $       3,019,614    $       5,053,100    $       4,600,556
                                                 =================    =================    =================    =================

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                                   PHOENIX-STATE
                                                  STREET RESEARCH
                                                     SMALL-CAP        AIM V.I. CAPITAL      AIM V.I. PREMIER      ALGER AMERICAN
                                                      GROWTH            APPRECIATION             EQUITY          LEVERAGED ALLCAP
                                                    SUBACCOUNT           SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                                 -----------------    -----------------    -----------------    -----------------
FROM OPERATIONS
   Net investment income (loss)                  $          (1,705)   $          (6,300)   $          (5,243)   $         (20,061)
   Net realized gain (loss)                                 16,743                 (980)               1,244             (123,145)
   Net change in unrealized appreciation
      (depreciation) on investments                         42,517              133,358              116,305              561,429
                                                 -----------------    -----------------    -----------------    -----------------
   Net increase (decrease) resulting from
      operations                                            57,555              126,078              112,306              418,223
                                                 -----------------    -----------------    -----------------    -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                     50,529                6,632                9,931               69,164
   Participant transfers                                   146,130              208,475              (64,872)             481,661
   Participant withdrawals                                    (713)              (8,867)             (19,235)             (69,694)
                                                 -----------------    -----------------    -----------------    -----------------
   Net increase (decrease) in net assets
      resulting from participant transactions              195,946              206,240              (74,176)             481,131
                                                 -----------------    -----------------    -----------------    -----------------
   Net increase (decrease) in net assets                   253,501              332,318               38,130              899,354
NET ASSETS
   Beginning of period                                      25,802              367,423              517,485            1,167,888
                                                 -----------------    -----------------    -----------------    -----------------
   End of period                                 $         279,303    $         699,741    $         555,615    $       2,067,242
                                                 =================    =================    =================    =================

                                                  FEDERATED FUND        FEDERATED HIGH
                                                     FOR U.S.            INCOME BOND
                                                    GOVERNMENT             FUND II --                              VIP GROWTH
                                                  SECURITIES II         PRIMARY SHARES     VIP CONTRAFUND(R)      OPPORTUNITIES
                                                    SUBACCOUNT            SUBACCOUNT          SUBACCOUNT            SUBACCOUNT
                                                 -----------------    -----------------    -----------------    -----------------
FROM OPERATIONS
   Net investment income (loss)                  $         272,146    $          75,172    $         (25,132)   $          (3,172)
   Net realized gain (loss)                                 23,080                7,786              (12,994)             (23,899)
   Net change in unrealized appreciation
      (depreciation) on investments                       (199,353)             247,766              696,425              144,160
                                                 -----------------    -----------------    -----------------    -----------------
   Net increase (decrease) resulting from
      operations                                            95,873              330,724              658,299              117,089
                                                 -----------------    -----------------    -----------------    -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                     58,845               54,714               40,254                8,195
   Participant transfers                                (2,897,644)             713,947               37,937               37,794
   Participant withdrawals                                (965,615)            (127,754)            (122,985)             (16,996)
                                                 -----------------    -----------------    -----------------    -----------------
   Net increase (decrease) in net assets
      resulting from participant transactions           (3,804,414)             640,907              (44,794)              28,993
                                                 -----------------    -----------------    -----------------    -----------------
   Net increase (decrease) in net assets                (3,708,541)             971,631              613,505              146,082
NET ASSETS
   Beginning of period                                  10,939,323            1,195,582            2,609,072              424,477
                                                 -----------------    -----------------    -----------------    -----------------
   End of period                                 $       7,230,782    $       2,167,213    $       3,222,577    $         570,559
                                                 =================    =================    =================    =================

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                                                                              TEMPLETON
                                                                                              DEVELOPING           TEMPLETON
                                                                        MUTUAL SHARES           MARKETS             FOREIGN
                                                    VIP GROWTH           SECURITIES           SECURITIES           SECURITIES
                                                    SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                                 -----------------    -----------------    -----------------    -----------------
FROM OPERATIONS
   Net investment income (loss)                  $         (21,919)   $          (2,322)   $            (330)   $           8,971
   Net realized gain (loss)                               (198,616)               1,839                  (53)              15,726
   Net change in unrealized appreciation
      (depreciation) on investments                        760,515              205,624              105,956              500,308
                                                 -----------------    -----------------    -----------------    -----------------
   Net increase (decrease) resulting from
      operations                                           539,980              205,141              105,573              525,005
                                                 -----------------    -----------------    -----------------    -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                     37,727                6,683                4,589               40,981
   Participant transfers                                   314,058               85,450               (5,753)             288,752
   Participant withdrawals                                (106,217)            (165,084)             (18,591)            (155,089)
                                                 -----------------    -----------------    -----------------    -----------------
   Net increase (decrease) in net assets
      resulting from participant transactions              245,568              (72,951)             (19,755)             174,644
                                                 -----------------    -----------------    -----------------    -----------------
   Net increase (decrease) in net assets                   785,548              132,190               85,818              699,649
NET ASSETS
   Beginning of period                                   1,794,595              937,580              218,492            1,516,549
                                                 -----------------    -----------------    -----------------    -----------------
   End of period                                 $       2,580,143    $       1,069,770    $         304,310    $       2,216,198
                                                 =================    =================    =================    =================

                                                                          TEMPLETON
                                                  TEMPLETON GLOBAL          GROWTH          RYDEX VARIABLE       RYDEX VARIABLE
                                                  ASSET ALLOCATION        SECURITIES          TRUST JUNO           TRUST NOVA
                                                     SUBACCOUNT           SUBACCOUNT         SUBACCOUNT(3)        SUBACCOUNT(2)
                                                 -----------------    -----------------    -----------------    -----------------
FROM OPERATIONS
   Net investment income (loss)                  $           1,166    $           4,451    $            (736)   $            (592)
   Net realized gain (loss)                                 (6,203)             (19,340)               2,405                 (107)
   Net change in unrealized appreciation
      (depreciation) on investments                         30,275              495,435               (2,199)              17,344
                                                 -----------------    -----------------    -----------------    -----------------
   Net increase (decrease) resulting from
      operations                                            25,238              480,546                 (530)              16,645
                                                 -----------------    -----------------    -----------------    -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                      2,424               32,776               18,041                  700
   Participant transfers                                    (8,354)             104,108              105,579              123,439
   Participant withdrawals                                 (20,753)             (58,572)              (1,340)              (5,450)
                                                 -----------------    -----------------    -----------------    -----------------
   Net increase (decrease) in net assets
      resulting from participant transactions              (26,683)              78,312              122,280              118,689
                                                 -----------------    -----------------    -----------------    -----------------
   Net increase (decrease) in net assets                    (1,445)             558,858              121,750              135,334
NET ASSETS
   Beginning of period                                     101,375            1,623,815                  -                    -
                                                 -----------------    -----------------    -----------------    -----------------
   End of period                                 $          99,930    $       2,182,673    $         121,750    $         135,334
                                                 =================    =================    =================    =================

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                                  RYDEX VARIABLE        SCUDDER VIT
                                                   TRUST SECTOR        EAFE(R) EQUITY         SCUDDER VIT
                                                     ROTATION              INDEX           EQUITY 500 INDEX        TECHNOLOGY
                                                   SUBACCOUNT(2)         SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                                 -----------------    -----------------    -----------------    -----------------
FROM OPERATIONS
   Net investment income (loss)                  $          (3,374)   $          14,752    $          (1,478)   $         (12,135)
   Net realized gain (loss)                                     15                  (13)               2,485              (63,312)
   Net change in unrealized appreciation
      (depreciation) on investments                         62,761              123,980              106,499              411,255
                                                 -----------------    -----------------    -----------------    -----------------
   Net increase (decrease) resulting from
      operations                                            59,402              138,719              107,506              335,808
                                                 -----------------    -----------------    -----------------    -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                        -                  9,261               35,461               44,169
   Participant transfers                                   557,288              (22,607)             399,686               87,566
   Participant withdrawals                                  (4,017)             (13,900)             (32,817)             (61,339)
                                                 -----------------    -----------------    -----------------    -----------------
   Net increase (decrease) in net assets
      resulting from participant transactions              553,271              (27,246)             402,330               70,396
                                                 -----------------    -----------------    -----------------    -----------------
   Net increase (decrease) in net assets                   612,673              111,473              509,836              406,204
NET ASSETS
   Beginning of period                                         -                480,182              190,337              782,206
                                                 -----------------    -----------------    -----------------    -----------------
   End of period                                 $         612,673    $         591,655    $         700,173    $       1,188,410
                                                 =================    =================    =================    =================

                                                                            WANGER                                 WANGER U.S.
                                                  WANGER FOREIGN        INTERNATIONAL                                SMALLER
                                                       FORTY              SMALL CAP          WANGER TWENTY          COMPANIES
                                                    SUBACCOUNT            SUBACCOUNT          SUBACCOUNT           SUBACCOUNT
                                                 -----------------    -----------------    -----------------    -----------------
FROM OPERATIONS
   Net investment income (loss)                  $          (9,047)   $         (49,536)   $         (17,080)   $        (101,195)
   Net realized gain (loss)                                (71,305)             (15,398)                 471               (4,670)
   Net unrealized appreciation
      (depreciation) on investments                         411,816            2,113,844              351,641            2,844,910
                                                 -----------------    -----------------    -----------------    -----------------
   Net increase (decrease) resulting from
      operations                                           331,464            2,048,910              335,032            2,739,045
                                                 -----------------    -----------------    -----------------    -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                     23,755               99,743               19,473              164,451
   Participant transfers                                   (96,131)             103,375              312,225             (152,394)
   Participant withdrawals                                (145,550)            (280,907)             (76,929)            (442,224)
                                                 -----------------    -----------------    -----------------    -----------------
   Net increase (decrease) in net assets
      resulting from participant transactions             (217,926)             (77,789)             254,769             (430,167)
                                                 -----------------    -----------------    -----------------    -----------------
   Net increase (decrease) in net assets                   113,538            1,971,121              589,801            2,308,878
NET ASSETS
   Beginning of period                                   1,076,726            4,486,885            1,061,433            7,046,570
                                                 -----------------    -----------------    -----------------    -----------------
   End of period                                 $       1,190,264    $       6,458,006    $       1,651,234    $       9,355,448
                                                 =================    =================    =================    =================

+ Participant transfers include net assets transferred in from Aberdeen New Asia on February 7, 2003.
++ Participant transfers include net assets transferred in from MFS
   Investors Growth and Van Kampen Focus Equity on February 14, 2003.

Footnotes for Statements of Changes in Net Asset
For the period ended December 31, 2003

(1) From inception March 27, 2003 to December 31, 2003.
(2) From inception June 4, 2003 to December 31, 2003.
(3) From inception June 17, 2003 to December 31, 2003.

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002

                                                      PHOENIX-             PHOENIX-                             PHOENIX-ALLIANCE/
                                                      ABERDEEN           ABERDEEN NEW         PHOENIX-AIM           BERNSTEIN
                                                    INTERNATIONAL            ASIA            MID-CAP EQUITY       GROWTH + VALUE
                                                     SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                                 -----------------    -----------------    -----------------    -----------------
FROM OPERATIONS
   Net investment income (loss)                  $          (6,102)   $           4,493    $            (847)   $            (995)
   Net realized gain (loss)                                (39,741)              (1,500)                 108               (1,065)
   Net unrealized appreciation
      (depreciation)                                      (493,498)              (2,713)              (7,600)             (44,515)
                                                 -----------------    -----------------    -----------------    -----------------
   Net increase (decrease) resulting
      from operations                                     (539,341)                 280               (8,339)             (46,575)
                                                 -----------------    -----------------    -----------------    -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                     97,604               31,396                5,125               10,055
   Participant transfers                                  (143,446)             108,534               90,499              157,185
   Participant withdrawals                                (199,729)             (17,588)              (7,145)              (7,017)
                                                 -----------------    -----------------    -----------------    -----------------
   Net increase (decrease) in net assets
      resulting from participant transactions             (245,571)             122,342               88,479              160,223
                                                 -----------------    -----------------    -----------------    -----------------
   Net increase (decrease) in net assets                  (784,912)             122,622               80,140              113,648
NET ASSETS
   Beginning of period                                   3,388,750              234,066               27,976               65,346
                                                 -----------------    -----------------    -----------------    -----------------
   End of period                                 $       2,603,838    $         356,688    $         108,116    $         178,994
                                                 =================    =================    =================    =================

                                                                          PHOENIX-
                                                                          DEUTSCHE          PHOENIX-DUFF &          PHOENIX-
                                                     PHOENIX-            NASDAQ-100           PHELPS REAL           ENGEMANN
                                                  DEUTSCHE DOW 30         INDEX(R)         ESTATE SECURITIES     CAPITAL GROWTH
                                                    SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                                 -----------------    -----------------    -----------------    -----------------
FROM OPERATIONS
   Net investment income (loss)                  $           2,053    $          (4,588)   $          53,645    $        (116,843)
   Net realized gain (loss)                                    795               (3,334)               9,888             (456,029)
   Net unrealized appreciation
      (depreciation)                                      (149,156)            (179,867)              91,407           (2,595,300)
                                                 -----------------    -----------------    -----------------    -----------------
   Net increase (decrease) resulting
      from operations                                     (146,308)            (187,789)             154,940           (3,168,172)
                                                 -----------------    -----------------    -----------------    -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                    142,904               23,494              157,592              876,677
   Participant transfers                                   355,994              194,110            1,008,990              639,915
   Participant withdrawals                                 (20,864)             (20,983)            (103,904)            (641,840)
                                                 -----------------    -----------------    -----------------    -----------------
   Net increase (decrease) in net assets
      resulting from participant transactions              478,034              196,621            1,062,678              874,752
                                                 -----------------    -----------------    -----------------    -----------------
   Net increase (decrease) in net assets                   331,726                8,832            1,217,618           (2,293,420)
NET ASSETS
   Beginning of period                                     617,964              366,115            1,258,684           10,189,152
                                                 -----------------    -----------------    -----------------    -----------------
   End of period                                 $         949,690    $         374,947    $       2,476,302    $       7,895,732
                                                 =================    =================    =================    =================

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002
                                   (CONTINUED)

                                                      PHOENIX-                                 PHOENIX-
                                                   ENGEMANN SMALL          PHOENIX-         GOODWIN MULTI-
                                                     & MID-CAP          GOODWIN MONEY        SECTOR FIXED       PHOENIX-HOLLISTER
                                                      GROWTH                MARKET              INCOME             VALUE EQUITY
                                                     SUBACCOUNT           SUBACCOUNT          SUBACCOUNT            SUBACCOUNT
                                                 -----------------    -----------------    -----------------    -----------------
FROM OPERATIONS
   Net investment income (loss)                  $         (10,875)   $           9,433    $         367,715    $         (18,821)
   Net realized gain (loss)                                (71,516)                 -                 (2,555)             (74,563)
   Net unrealized appreciation
      (depreciation)                                      (300,660)                 -                150,716           (1,558,885)
                                                 -----------------    -----------------    -----------------    -----------------
   Net increase (decrease) resulting
      from operations                                     (383,051)               9,433              515,876           (1,652,269)
                                                 -----------------    -----------------    -----------------    -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                     42,202            1,466,449              411,144              550,005
   Participant transfers                                   (88,172)          (1,461,871)             893,929            1,156,985
   Participant withdrawals                                 (60,778)            (731,641)            (389,108)            (386,416)
                                                 -----------------    -----------------    -----------------    -----------------
   Net increase (decrease) in net assets
      resulting from participant transactions             (106,748)            (727,063)             915,965            1,320,574
                                                 -----------------    -----------------    -----------------    -----------------
   Net increase (decrease) in net assets                  (489,799)            (717,630)           1,431,841             (331,695)
NET ASSETS
   Beginning of period                                   1,168,685            5,830,335            5,136,503            5,815,267
                                                 -----------------    -----------------    -----------------    -----------------
   End of period                                 $         678,886    $       5,112,705    $       6,568,344    $       5,483,572
                                                 =================    =================    =================    =================

                                                   PHOENIX-J.P.
                                                      MORGAN
                                                     RESEARCH            PHOENIX-JANUS      PHOENIX-JANUS        PHOENIX-KAYNE
                                                  ENHANCED INDEX        FLEXIBLE INCOME         GROWTH           LARGE-CAP CORE
                                                    SUBACCOUNT            SUBACCOUNT          SUBACCOUNT          SUBACCOUNT(5)
                                                 -----------------    -----------------    -----------------    -----------------
FROM OPERATIONS
   Net investment income (loss)                  $          (7,901)   $         102,220    $         (71,525)   $              (1)
   Net realized gain (loss)                               (218,774)              14,239             (236,323)                 -
   Net unrealized appreciation
      (depreciation)                                      (418,776)             169,635           (1,979,189)              (1,012)
                                                 -----------------    -----------------    -----------------    -----------------
   Net increase (decrease) resulting
      from operations                                     (645,451)             286,094           (2,287,037)              (1,013)
                                                 -----------------    -----------------    -----------------    -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                     96,600              172,611              365,368                  -
   Participant transfers                                  (551,609)           1,588,010            1,249,879               27,250
   Participant withdrawals                                (118,852)            (126,364)            (281,731)                 -
                                                 -----------------    -----------------    -----------------    -----------------
   Net increase (decrease) in net assets
      resulting from participant transactions             (573,861)           1,634,257            1,333,516               27,250
                                                 -----------------    -----------------    -----------------    -----------------
   Net increase (decrease) in net assets                (1,219,312)           1,920,351             (953,521)              26,237
NET ASSETS
   Beginning of period                                   2,691,816            1,984,339            5,889,963                  -
                                                 -----------------    -----------------    -----------------    -----------------
   End of period                                 $       1,472,504    $       3,904,690    $       4,936,442    $          26,237
                                                 =================    =================    =================    =================

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002
                                   (CONTINUED)

                                                   PHOENIX-KAYNE        PHOENIX-LAZARD
                                                     SMALL-CAP          INTERNATIONAL       PHOENIX-LAZARD       PHOENIX-LAZARD
                                                   QUALITY VALUE        EQUITY SELECT      SMALL-CAP VALUE       U.S. MULTI-CAP
                                                   SUBACCOUNT(8)        SUBACCOUNT(6)        SUBACCOUNT(2)        SUBACCOUNT(3)
                                                 -----------------    -----------------    -----------------    -----------------
FROM OPERATIONS
   Net investment income (loss)                  $               8    $            (118)   $             (27)   $              (5)
   Net realized gain (loss)                                      5                   (1)                (125)                (827)
   Net unrealized appreciation
      (depreciation)                                           (26)                (713)                (204)                 -
                                                 -----------------    -----------------    -----------------    -----------------
   Net increase (decrease) resulting
      from operations                                          (13)                (832)                (356)                (832)
                                                 -----------------    -----------------    -----------------    -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                         12                    -                  250               14,881
   Participant transfers                                     1,320               77,765               20,251                  -
   Participant withdrawals                                     -                     (8)                 127              (14,049)
                                                 -----------------    -----------------    -----------------    -----------------
   Net increase (decrease) in net assets
      resulting from participant transactions                1,332               77,757               20,628                  832
                                                 -----------------    -----------------    -----------------    -----------------
   Net increase (decrease) in net assets                     1,319               76,925               20,272                  -
NET ASSETS
   Beginning of period                                         -                    -                    -                    -
                                                 -----------------    -----------------    -----------------    -----------------
   End of period                                 $           1,319    $          76,925    $          20,272    $             -
                                                 =================    =================    =================    =================

                                                    PHOENIX-LORD        PHOENIX-LORD         PHOENIX-LORD          PHOENIX-MFS
                                                    ABBETT BOND-      ABBETT LARGE-CAP      ABBETT MID-CAP      INVESTORS GROWTH
                                                      DEBENTURE             VALUE                VALUE                STOCK
                                                    SUBACCOUNT(7)       SUBACCOUNT(4)        SUBACCOUNT(4)          SUBACCOUNT
                                                 -----------------    -----------------    -----------------    -----------------
FROM OPERATIONS
   NET INvestment income (loss)                  $             221    $             -      $              47    $            (559)
   Net realized gain (loss)                                     22                   15                  -                   (422)
   Net unrealized appreciation
      (depreciation)                                            96                 (757)                 376              (14,182)
                                                 -----------------    -----------------    -----------------    -----------------
   Net increase (decrease) resulting
      from operations                                          339                 (742)                 423              (15,163)
                                                 -----------------    -----------------    -----------------    -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                        -                    -                    -                 11,505
   Participant transfers                                    14,011              137,093               53,151               88,434
   Participant withdrawals                                     (25)                (527)                 (14)                (674)
                                                 -----------------    -----------------    -----------------    -----------------
   Net increase (decrease) in net assets
      resulting from participant transactions               13,986              136,566               53,137               99,265
                                                 -----------------    -----------------    -----------------    -----------------
   Net increase (decrease) in net assets                    14,325              135,824               53,560               84,102
NET ASSETS
   Beginning of period                                         -                    -                    -                    917
                                                 -----------------    -----------------    -----------------    -----------------
   End of period                                 $          14,325    $         135,824    $          53,560    $          85,019
                                                 =================    =================    =================    =================

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002
                                   (CONTINUED)

                                                                                                                    PHOENIX-
                                                                                                PHOENIX-            OAKHURST
                                                    PHOENIX-MFS          PHOENIX-MFS        OAKHURST GROWTH         STRATEGIC
                                                  INVESTORS TRUST          VALUE               AND INCOME          ALLOCATION
                                                   SUBACCOUNT(1)         SUBACCOUNT            SUBACCOUNT          SUBACCOUNT
                                                 -----------------    -----------------    -----------------    -----------------
FROM OPERATIONS
   Net investment income (loss)                  $            (170)   $             778    $         (33,795)   $          93,397
   Net realized gain (loss)                                    465               (1,095)            (262,039)            (121,887)
   Net unrealized appreciation
      (depreciation)                                        (9,254)             (41,267)          (1,821,169)            (939,225)
                                                 -----------------    -----------------    -----------------    -----------------
   Net increase (decrease) resulting
      from operations                                       (8,959)             (41,584)          (2,117,003)            (967,715)
                                                 -----------------    -----------------    -----------------    -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                      2,450               44,672              628,664              671,882
   Participant transfers                                    56,702              396,148             (275,866)           5,236,114
   Participant withdrawals                                    (238)              (8,706)            (540,590)            (386,897)
                                                 -----------------    -----------------    -----------------    -----------------
   Net increase (decrease) in net assets
      resulting from participant transactions               58,914              432,114             (187,792)           5,521,099
                                                 -----------------    -----------------    -----------------    -----------------
   Net increase (decrease) in net assets                    49,955              390,530           (2,304,795)           4,553,384
NET ASSETS
   Beginning of period                                         -                129,228            8,342,583            2,212,586
                                                 -----------------    -----------------    -----------------    -----------------
   End of period                                 $          49,955    $         519,758    $       6,037,788    $       6,765,970
                                                 =================    =================    =================    =================

                                                  PHOENIX-SANFORD      PHOENIX-SANFORD      PHOENIX-SANFORD
                                                  BERNSTEIN GLOBAL      BERNSTEIN MID-      BERNSTEIN SMALL-     PHOENIX-SENECA
                                                      VALUE               CAP VALUE            CAP VALUE         MID-CAP GROWTH
                                                    SUBACCOUNT            SUBACCOUNT           SUBACCOUNT          SUBACCOUNT
                                                 -----------------    -----------------    -----------------    -----------------
FROM OPERATIONS
   Net investment income (loss)                  $            (125)   $         (12,266)   $         (17,208)   $         (71,642)
   Net realized gain (loss)                                 (1,749)             156,057               36,432             (201,821)
   Net unrealized appreciation
      (depreciation)                                       (38,135)            (752,655)            (451,139)          (2,157,120)
                                                 -----------------    -----------------    -----------------    -----------------
   Net increase (decrease) resulting
      from operations                                      (40,009)            (608,864)            (431,915)          (2,430,583)
                                                 -----------------    -----------------    -----------------    -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                     50,405              290,955              217,757              452,086
   Participant transfers                                    92,959            1,597,056            1,312,754              303,566
   Participant withdrawals                                  (6,104)            (162,152)             (38,696)            (380,836)
                                                 -----------------    -----------------    -----------------    -----------------
   Net increase (decrease) in net assets
      resulting from participant transactions              137,260            1,725,859            1,491,815              374,816
                                                 -----------------    -----------------    -----------------    -----------------
   Net increase (decrease) in net assets                    97,251            1,116,995            1,059,900           (2,055,767)
NET ASSETS
   Beginning of period                                     167,176            2,615,205            1,326,375            6,533,362
                                                 -----------------    -----------------    -----------------    -----------------
   End of period                                 $         264,427    $       3,732,200    $       2,386,275    $       4,477,595
                                                 =================    =================    =================    =================

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002
                                   (CONTINUED)

                                                                        PHOENIX-STATE
                                                                       STREET RESEARCH      PHOENIX-VAN
                                                  PHOENIX-SENECA         SMALL-CAP          KAMPEN FOCUS        AIM V.I. CAPITAL
                                                  STRATEGIC THEME          GROWTH              EQUITY             APPRECIATION
                                                    SUBACCOUNT          SUBACCOUNT(2)        SUBACCOUNT            SUBACCOUNT
                                                 -----------------    -----------------    -----------------    -----------------
FROM OPERATIONS
   Net investment income (loss)                  $         (66,442)   $             (44)   $          (2,545)   $          (3,666)
   Net realized gain (loss)                               (318,191)                (117)              (4,187)                  (4)
   Net unrealized appreciation
      (depreciation)                                    (2,127,695)              (1,342)             (69,396)             (83,170)
                                                 -----------------    -----------------    -----------------    -----------------
   Net increase (decrease) resulting
      from operations                                   (2,512,328)              (1,503)             (76,128)             (86,840)
                                                 -----------------    -----------------    -----------------    -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                    276,478                  -                  7,256               69,261
   Participant transfers                                  (572,461)              27,202               25,092              164,944
   Participant withdrawals                                (304,021)                 103               (7,704)              (2,696)
                                                 -----------------    -----------------    -----------------    -----------------
   Net increase (decrease) in net assets
      resulting from participant transactions             (600,004)              27,305               24,644              231,509
                                                 -----------------    -----------------    -----------------    -----------------
   Net increase (decrease) in net assets                (3,112,332)              25,802              (51,484)             144,669
NET ASSETS
   Beginning of period                                   7,075,132                  -                234,444              222,754
                                                 -----------------    -----------------    -----------------    -----------------
   End of period                                 $       3,962,800    $          25,802    $         182,960    $         367,423
                                                 =================    =================    =================    =================

                                                                                            FEDERATED FUND
                                                                        ALGER AMERICAN         FOR U.S.          FEDERATED HIGH
                                                  AIM V.I. PREMIER         LEVERAGED          GOVERNMENT           INCOME BOND
                                                       EQUITY               ALLCAP           SECURITIES II           FUND II
                                                     SUBACCOUNT           SUBACCOUNT          SUBACCOUNT           SUBACCOUNT
                                                 -----------------    -----------------    -----------------    -----------------
FROM OPERATIONS
   Net investment income (loss)                  $          (3,758)   $         (15,621)   $         116,058    $          98,434
   Net realized gain (loss)                                 (1,640)            (182,577)               4,888               (3,676)
   Net unrealized appreciation
      (depreciation)                                      (171,678)            (364,231)             420,301              (96,602)
                                                 -----------------    -----------------    -----------------    -----------------
   Net increase (decrease) resulting
      from operations                                     (177,076)            (562,429)             541,247               (1,844)
                                                 -----------------    -----------------    -----------------    -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                    158,854              172,747              383,702               48,929
   Participant transfers                                   251,755              303,454            6,351,977               52,322
   Participant withdrawals                                 (13,277)             (64,244)            (463,290)             (49,389)
                                                 -----------------    -----------------    -----------------    -----------------
   Net increase (decrease) in net assets
      resulting from participant transactions              397,332              411,957            6,272,389               51,862
                                                 -----------------    -----------------    -----------------    -----------------
   Net increase (decrease) in net assets                   220,256             (150,472)           6,813,636               50,018
NET ASSETS
   Beginning of period                                     297,229            1,318,360            4,125,687            1,145,564
                                                 -----------------    -----------------    -----------------    -----------------
   End of period                                 $         517,485    $       1,167,888    $      10,939,323    $       1,195,582
                                                 =================    =================    =================    =================

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002
                                   (CONTINUED)

                                                                         VIP GROWTH                              MUTUAL SHARES
                                                  VIP CONTRAFUND(R)     OPPORTUNITIES         VIP GROWTH           SECURITIES
                                                     SUBACCOUNT          SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                                 -----------------    -----------------    -----------------    -----------------
FROM OPERATIONS
   Net investment income (loss)                  $         (14,636)   $          (2,695)   $         (21,034)   $          (2,788)
   Net realized gain (loss)                                (71,322)             (30,017)            (285,971)              (7,453)
   Net unrealized appreciation
      (depreciation)                                      (190,019)             (95,151)            (421,059)            (144,653)
                                                 -----------------    -----------------    -----------------    -----------------
   Net increase (decrease) resulting
      from operations                                     (275,977)            (127,863)            (728,064)            (154,894)
                                                 -----------------    -----------------    -----------------    -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                    320,678               27,348              142,093               23,214
   Participant transfers                                 1,058,296              174,155              580,227              311,108
   Participant withdrawals                                 (63,107)             (10,504)             (87,228)             (33,562)
                                                 -----------------    -----------------    -----------------    -----------------
   Net increase (decrease) in net assets
      resulting from participant transactions            1,315,867              190,999              635,092              300,760
                                                 -----------------    -----------------    -----------------    -----------------
   Net increase (decrease) in net assets                 1,039,890               63,136              (92,972)             145,866
NET ASSETS
   Beginning of period                                   1,569,182              361,341            1,887,567              791,714
                                                 -----------------    -----------------    -----------------    -----------------
   End of period                                 $       2,609,072    $         424,477    $       1,794,595    $         937,580
                                                 =================    =================    =================    =================

                                                     TEMPLETON
                                                     DEVELOPING          TEMPLETON            TEMPLETON             TEMPLETON
                                                      MARKETS             FOREIGN            GLOBAL ASSET             GROWTH
                                                     SECURITIES          SECURITIES           ALLOCATION            SECURITIES
                                                     SUBACCOUNT          SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                                 -----------------    -----------------    -----------------    -----------------
FROM OPERATIONS
   Net investment income (loss)                  $             462    $           7,245    $           1,113    $          19,351
   Net realized gain (loss)                                 (3,159)             (27,509)             (10,772)              20,848
   Net unrealized appreciation
      (depreciation)                                           234             (337,896)               1,301             (412,727)
                                                 -----------------    -----------------    -----------------    -----------------
   Net increase (decrease) resulting
      from operations                                       (2,463)            (358,160)              (8,358)            (372,528)
                                                 -----------------    -----------------    -----------------    -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                      8,163               86,577                3,311              673,442
   Participant transfers                                   (32,393)             194,213             (169,868)             448,010
   Participant withdrawals                                 (15,250)             (44,001)              (2,199)             (40,483)
                                                 -----------------    -----------------    -----------------    -----------------
   Net increase (decrease) in net assets
      resulting from participant transactions              (39,480)             236,789             (168,756)           1,080,969
                                                 -----------------    -----------------    -----------------    -----------------
   Net increase (decrease) in net assets                   (41,943)            (121,371)            (177,114)             708,441
NET ASSETS
   Beginning of period                                     260,435            1,637,920              278,489              915,374
                                                 -----------------    -----------------    -----------------    -----------------
   End of period                                 $         218,492    $       1,516,549    $         101,375    $       1,623,815
                                                 =================    =================    =================    =================

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002
                                   (CONTINUED)

                                                    SCUDDER VIT
                                                  EAFE(R) EQUITY         SCUDDER VIT                             WANGER FOREIGN
                                                      INDEX           EQUITY 500 INDEX        TECHNOLOGY              FORTY
                                                    SUBACCOUNT           SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                                 -----------------    -----------------    -----------------    -----------------
FROM OPERATIONS
   Net investment income (loss)                  $           2,057    $           1,620    $         (13,574)   $         (15,690)
   Net realized gain (loss)                                   (135)                  35             (141,160)             (13,070)
   Net unrealized appreciation
      (depreciation)                                      (119,872)             (19,834)            (720,339)            (199,455)
                                                 -----------------    -----------------    -----------------    -----------------
   Net increase (decrease) resulting
      from operations                                     (117,950)             (18,179)            (875,073)            (228,215)
                                                 -----------------    -----------------    -----------------    -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                     58,523               19,010              112,606               67,247
   Participant transfers                                   220,651              182,202             (135,970)             (90,573)
   Participant withdrawals                                 (31,950)              (2,911)             (73,199)             (42,840)
                                                 -----------------    -----------------    -----------------    -----------------
   Net increase (decrease) in net assets
      resulting from participant transactions              247,224              198,301              (96,563)             (66,166)
                                                 -----------------    -----------------    -----------------    -----------------
   Net increase (decrease) in net assets                   129,274              180,122             (971,636)            (294,381)
NET ASSETS
   Beginning of period                                     350,908               10,215            1,753,842            1,371,107
                                                 -----------------    -----------------    -----------------    -----------------
   End of period                                 $         480,182    $         190,337    $         782,206    $       1,076,726
                                                 =================    =================    =================    =================

                                                      WANGER                                   WANGER U.S.
                                                   INTERNATIONAL                                SMALLER
                                                     SMALL CAP          WANGER TWENTY          COMPANIES
                                                    SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                                 -----------------    -----------------    -----------------
FROM OPERATIONS
   Net investment income (loss)                  $         (65,003)   $         (13,124)   $         (99,230)
   Net realized gain (loss)                                (66,274)              (4,300)            (186,799)
   Net unrealized appreciation
      (depreciation)                                      (720,952)             (83,522)          (1,407,807)
                                                 -----------------    -----------------    -----------------
   Net increase (decrease) resulting
      from operations                                     (852,229)            (100,946)          (1,693,836)
                                                 -----------------    -----------------    -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                    426,040               81,969              553,748
   Participant transfers                                    74,505               60,532              236,368
   Participant withdrawals                                (282,603)             (31,784)            (456,875)
                                                 -----------------    -----------------    -----------------
   Net increase (decrease) in net assets
      resulting from participant transactions              217,942              110,717              333,241
                                                 -----------------    -----------------    -----------------
   Net increase (decrease) in net assets                  (634,287)               9,771           (1,360,595)
NET ASSETS
   Beginning of period                                   5,121,172            1,051,662            8,407,165
                                                 -----------------    -----------------    -----------------
   End of period                                 $       4,486,885    $       1,061,433    $       7,046,570
                                                 =================    =================    =================

Footnotes for Statements of Changes in Net Assets
For the period ended December 31, 2002

(1) From inception February 28, 2002 to December 31, 2002.
(2) From inception August 20, 2002 to December 31, 2002.
(3) From inception August 23, 2002 to December 31, 2002.
(4) From inception August 29, 2002 to December 31, 2002.
(5) From inception Ocotober 18, 2002 to December 31, 2002.
(6) From inception October 22, 2002 to December 31, 2002.
(7) From inception November 4, 2002 to December 31, 2002.
(8) From inception December 2, 2002 to December 31, 2002.

                        See Notes to Financial Statements

                  THE PHOENIX EDGE(R)-VA (DEATH BENEFIT OPTION 2)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 1--ORGANIZATION

    The PHL Variable Accumulation Account (the "Account") is a separate investment account of PHL Variable Insurance Company ("PHL Variable"). PHL Variable is an indirect, wholly-owned subsidiary of Phoenix Life Insurance Company ("Phoenix"). The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and was established December 7, 1994. The Account currently consists of 56 subaccounts that invest in shares of a specific series of a mutual fund. The mutual funds include The Phoenix Edge Series Fund, AIM Variable Insurance Funds, The Alger American Fund, Federated Insurance Series, Fidelity(R) Variable Insurance Products, Franklin Templeton Variable Insurance Products Trust, The Rydex Variable Trust, Scudder Investments VIT Funds, The Universal Institutional Funds, Inc. and Wanger Advisors Trust (collectively, the "Funds"). As of December 31, 2003, all subaccounts were available for investment.

    Each series has distinct investment objectives as outlined below. Additionally, policyholders also may direct the allocation of their investments between the Account, the Guaranteed Interest Account ("GIA") or the Market Value Adjusted Guaranteed Interest Account ("MVA").

    The investment objectives as listed below in no way conflict with the investment objectives as listed in The Phoenix Edge Series annual report. The investment objectives for all of the Funds can also be found in the various Funds' prospectuses.

-----------------------------------------------------------------------------------------------------------------------------------
                     SERIES NAME                                                   INVESTMENT OBJECTIVE
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                   High total return consistent with reasonable risk
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity Series                       Long-term growth of capital
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series        High total return
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Growth + Value Series        Long-term capital growth
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series     Capital appreciation and income with approximately equal emphasis
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series                  Intermediate and long-term growth of capital appreciation with income as a secondary consideration
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth Series          Long-term growth of capital
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                     As high a level of current income as is consistent with the preservation of capital and maintenance of liquidity
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series        Long-term total return
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond Series     To provide high current income while attempting to limit changes in the series' net asset value per share caused by interest rate changes
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Janus Flexible Income Series                    Maximum total return consistent with the preservation of capital
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                   Long-term capital appreciation with dividend income as a secondary consideration
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series            Long-term capital appreciation with dividend income as a secondary consideration
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select Series       Long-term capital appreciation
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value Series                   Long-term capital appreciation
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard U.S. Multi-Cap Series                    Long-term capital appreciation
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture Series               High current income and long-term capital appreciation to produce a high total return
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value Series              Capital appreciation with income as a secondary consideration
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value Series                Capital appreciation
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Growth Stock Series               Long-term growth of capital and future income rather than current income
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Trust Series                      Long-term growth of capital; secondarily to provide reasonable current income
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Value Series                                Capital appreciation and reasonable income
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                          To track the total return of the Dow Jones Industrial Average(SM) before fund expenses
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series             To track the total return of the Nasdaq-100 Index(R) before fund expenses
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth and Income Series               Dividend growth, current income and capital appreciation
-----------------------------------------------------------------------------------------------------------------------------------

                 THE PHOENIX EDGE(R)-VA (DEATH BENEFIT OPTION 2)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

-----------------------------------------------------------------------------------------------------------------------------------
                     SERIES NAME                                                   INVESTMENT OBJECTIVE
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation Series            High total return over an extended period of time consistent with prudent investment risk
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Value Equity Series                    Long-term capital appreciation with current income as a secondary consideration
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Global Value Series           Long-term capital growth through investment in equity securities of foreign and U.S. companies
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series          Long-term capital appreciation with current income as a secondary investment objective
-----------------------------------------------------------------------------------------------------------------------------------
                                                        Long-term capital appreciation by investing primarily in small-
Phoenix-Sanford Bernstein Small-Cap Value Series        capitalization stocks that appear to be undervalued with current income as a secondary investment objective
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                    Capital appreciation
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                   Long-term capital appreciation
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-State Street Research Small-Cap Growth Series   Long-term capital growth
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                      Growth of capital
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                            Long-term growth of capital with income as a secondary objective
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio               Long-term capital appreciation
-----------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II        Current income by investing primarily in a diversified portfolio or U.S.
                                                        government securities
-----------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                      High current income by investing primarily in a professionally managed, diversified portfolio of fixed income securities
-----------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio                             Long-term capital appreciation
-----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio                      Capital growth
-----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                                    Capital appreciation
-----------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                           Capital appreciation with income as a secondary goal
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund            Long-term capital appreciation
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                       Long-term capital growth
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund                  High total return
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                        Long-term capital growth
-----------------------------------------------------------------------------------------------------------------------------------
                                                        To provide investment results that will inversely correlate to the price movements of a benchmark for U.S. Treasury debt instruments or futures
Rydex Variable Trust Juno Fund                          contract on a specified debt instrument. The Fund's current benchmark is the inverse of the daily price movement of the Long Treasury Bond
-----------------------------------------------------------------------------------------------------------------------------------
                                                        To provide investment results that match the performance of a specific
Rydex Variable Trust Nova Fund                          benchmark on a daily basis. The Fund's current benchmark is 150% of the performance of the S&P 500(R) Index (the "underlying index")
-----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund               Long-term capital appreciation
-----------------------------------------------------------------------------------------------------------------------------------
                                                        Match the performance of the Morgan Stanley Capital International EAFE(R)
Scudder VIT EAFE(R) Equity Index Fund                   Index which emphasizes stocks of companies in major markets in Europe,
                                                        Australasia and the Far East
-----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                       Match the performance of the Standard & Poor's 500 Composite Stock Price
                                                        Index which emphasizes stocks of large U.S. companies
-----------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                    Long-term capital appreciation
-----------------------------------------------------------------------------------------------------------------------------------
Wanger Foreign Forty                                    Long-term growth of capital
-----------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                          Long-term growth of capital
-----------------------------------------------------------------------------------------------------------------------------------

                 THE PHOENIX EDGE(R)-VA (DEATH BENEFIT OPTION 2)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

-----------------------------------------------------------------------------------------------------------------------------------
                      SERIES NAME                                                  INVESTMENT OBJECTIVE
-----------------------------------------------------------------------------------------------------------------------------------
Wanger Twenty                                           Long-term growth of capital
-----------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                           Long-term growth of capital
-----------------------------------------------------------------------------------------------------------------------------------

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES

    A. VALUATION OF INVESTMENTS: Investments are made exclusively in the funds and are valued at the net asset values per share of the respective series.

    B. INVESTMENT TRANSACTIONS AND RELATED INCOME: Investment transactions are recorded on the trade date. Realized gains and losses include capital gain distributions from the funds as well as gains and losses on sales of shares in the funds determined on the LIFO (last in, first out) basis.

    C. INCOME TAXES: The Account is not a separate entity from PHL Variable and under current federal income tax law, income arising from the Account is not taxed since reserves are established equivalent to such income. Therefore, no provision for related federal taxes is required.

    D. DISTRIBUTIONS: Distributions from the Funds are recorded by each subaccount on the ex-dividend date.

    E. USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, disclosure of contingent assets and liabilities, revenues and expenses. Actual results could differ from those estimates.

    F. CONTRACTS IN PAYOUT (ANNUITIZATION) PERIOD: As of December 31, 2003, there were no contracts in the payout (annuitization) period.

                  THE PHOENIX EDGE(R)-VA (DEATH BENEFIT OPTION 2)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 3--PURCHASES AND PROCEEDS FROM SALES OF SHARES OF THE FUNDS

    Purchases and proceeds from sales of shares of the Funds for the period ended December 31, 2003 aggregated the following:

SUBACCOUNT                                                                PURCHASES                        SALES
----------                                                                ---------                        -----
THE PHOENIX EDGE SERIES FUND
----------------------------
    Phoenix-Aberdeen International Series                                $    436,019                    $   548,751
    Phoenix-AIM Mid-Cap Equity Series                                          58,249                         20,216
    Phoenix-Alliance/Bernstein Enhanced Index Series                           77,569                        346,418
    Phoenix-Alliance/Bernstein Growth + Value Series                          107,821                        107,390
    Phoenix-Duff & Phelps Real Estate Securities Series                       867,525                        595,388
    Phoenix-Engemann Capital Growth Series                                    332,913                      1,211,310
    Phoenix-Engemann Small & Mid-Cap Growth Series                            306,063                        193,376
    Phoenix-Goodwin Money Market Series                                       873,504                      3,618,556
    Phoenix-Goodwin Multi-Sector Fixed Income Series                        1,749,746                      1,731,823
    Phoenix-Goodwin Multi-Sector Short Term Bond Series                       321,027                          5,462
    Phoenix-Janus Flexible Income Series                                      682,615                      1,775,198
    Phoenix-Kayne Rising Dividends Series                                     496,155                         37,233
    Phoenix-Kayne Small-Cap Quality Value Series                              254,554                         17,897
    Phoenix-Lazard International Equity Select Series                         248,378                          5,659
    Phoenix-Lazard Small-Cap Value Series                                     252,209                          7,942
    Phoenix-Lazard U.S. Multi-Cap Series                                       66,043                            367
    Phoenix-Lord Abbett Bond-Debenture Series                                 135,900                         52,597
    Phoenix-Lord Abbett Large-Cap Value Series                                697,918                         64,491
    Phoenix-Lord Abbett Mid-Cap Value Series                                  317,945                         14,743
    Phoenix-MFS Investors Growth Stock Series                                 526,740                      1,137,701
    Phoenix-MFS Investors Trust Series                                          9,863                         15,604
    Phoenix-MFS Value Series                                                  680,941                        182,667
    Phoenix-Northern Dow 30 Series                                            301,578                        269,787
    Phoenix-Northern Nasdaq-100 Index(R) Series                               401,465                        119,634
    Phoenix-Oakhurst Growth and Income Series                                 347,990                      1,285,205
    Phoenix-Oakhurst Strategic Allocation Series                            1,579,976                      1,436,167
    Phoenix-Oakhurst Value Equity Series                                      512,436                      1,036,112
    Phoenix-Sanford Bernstein Global Value Series                             364,782                         70,447
    Phoenix-Sanford Bernstein Mid-Cap Value Series                            722,305                        995,938
    Phoenix-Sanford Bernstein Small-Cap Value Series                          446,862                        668,797
    Phoenix-Seneca Mid-Cap Growth Series                                      300,631                        893,652
    Phoenix-Seneca Strategic Theme Series                                     155,300                        802,526
    Phoenix-State Street Research Small-Cap Growth Series                     247,030                         37,741

                  THE PHOENIX EDGE(R)-VA (DEATH BENEFIT OPTION 2)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 3--PURCHASES AND PROCEEDS FROM SALES OF SHARES OF THE FUNDS (CONTINUED)

SUBACCOUNT                                                                PURCHASES                        SALES
----------                                                                ---------                        -----
AIM VARIABLE INSURANCE FUNDS -- SERIES I SHARES
-----------------------------------------------
    AIM V.I. Capital Appreciation Fund                                   $    287,875                    $    87,507
    AIM V.I. Premier Equity Fund                                               46,475                        125,834

THE ALGER AMERICAN FUND -- CLASS O SHARES
-----------------------------------------
    Alger American Leveraged AllCap Portfolio                                 707,700                        245,642

FEDERATED INSURANCE SERIES
--------------------------
    Federated Fund for U.S. Government Securities II                        1,543,828                      5,029,640
    Federated High Income Bond Fund II -- Primary Shares                    1,489,100                        771,902

FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- SERVICE CLASS
--------------------------------------------------------
    VIP Contrafund(R) Portfolio                                               452,832                        522,010
    VIP Growth Opportunities Portfolio                                         96,325                         70,282
    VIP Growth Portfolio                                                      595,844                        371,442

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2
---------------------------------------------------------------
    Mutual Shares Securities Fund                                             204,152                        279,251
    Templeton Developing Markets Securities Fund                               13,575                         33,599
    Templeton Foreign Securities Fund                                         520,886                        336,520
    Templeton Global Asset Allocation Fund                                      4,739                         30,266
    Templeton Growth Securities Fund                                          450,797                        367,385

THE RYDEX VARIABLE TRUST
------------------------
    Rydex Variable Trust Juno Fund                                            215,595                         93,888
    Rydex Variable Trust Nova Fund                                            123,265                          5,024
    Rydex Variable Trust Sector Rotation Fund                                 556,757                          6,208

SCUDDER INVESTMENTS VIT FUNDS -- CLASS A
----------------------------------------
    Scudder VIT EAFE(R) Equity Index Fund                                     120,863                        133,226
    Scudder VIT Equity 500 Index Fund                                         526,183                        124,766

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. -- CLASS I SHARES
---------------------------------------------------------
    Technology Portfolio                                                      240,310                        181,554

WANGER ADVISORS TRUST
---------------------
    Wanger Foreign Forty                                                       80,119                        306,970
    Wanger International Small Cap                                            490,448                        615,651
    Wanger Twenty                                                             404,668                        166,335
    Wanger U.S. Smaller Companies                                             613,732                      1,142,665

                  THE PHOENIX EDGE(R)-VA (DEATH BENEFIT OPTION 2)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS

    A summary of Financial Highlights of the Account for the periods ended December 31, 2003, 2002 and 2001 follows:

                                                                                          PERIOD ENDED
                                                                                          DECEMBER 31,
                                                                        --------------------------------------------------
SUBACCOUNT                                                                2003                2002                 2001
----------                                                              ---------           ---------            ---------
THE PHOENIX EDGE SERIES FUND
----------------------------
    PHOENIX-ABERDEEN INTERNATIONAL SERIES
    Accumulation units outstanding                                      2,079,859           2,149,494            2,353,450
    Unit value                                                          $1.577421           $1.211373            $1.439912
    Net assets (thousands)                                                 $3,281              $2,604               $3,389
    Mortality and expense ratio                                             1.25%               1.25%                1.25%
    Net investment income ratio                                             0.64%             (0.20%)              (1.25%)
    Total return                                                           30.22%            (15.87%)             (25.00%)

    PHOENIX-AIM MID-CAP EQUITY SERIES(5)
    Accumulation units outstanding                                         77,476              57,781               13,156
    Unit value                                                          $2.368694           $1.871139            $2.126459
    Net assets (thousands)                                                   $184                $108                  $28
    Mortality and expense ratio                                             1.25%               1.25%                1.25% (19)
    Net investment income ratio                                           (1.29%)             (1.24%)              (1.42%) (19)
    Total return                                                           26.59%            (12.01%)                3.99%

    PHOENIX-ALLIANCE/BERNSTEIN ENHANCED INDEX SERIES
    Accumulation units outstanding                                      1,005,235           1,211,661            1,669,210
    Unit value                                                          $1.514881           $1.215278            $1.612629
    Net assets (thousands)                                                 $1,523              $1,473               $2,692
    Mortality and expense ratio                                             1.25%               1.25%                1.25%
    Net investment income ratio                                           (0.20%)             (0.37%)              (0.52%)
    Total return                                                           24.65%            (24.64%)             (13.01%)

    PHOENIX-ALLIANCE/BERNSTEIN GROWTH + VALUE SERIES(7)
    Accumulation units outstanding                                        113,216             113,243               30,593
    Unit value                                                          $1.967532           $1.580556            $2.135983
    Net assets (thousands)                                                   $223                $179                  $65
    Mortality and expense ratio                                             1.25%               1.25%                1.25% (19)
    Net investment income ratio                                           (0.86%)             (0.66%)                2.37% (19)
    Total return                                                           24.48%            (26.00%)                0.61%

    PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES SERIES
    Accumulation units outstanding                                        797,935             774,319              435,618
    Unit value                                                          $4.366629           $3.198039            $2.889419
    Net assets (thousands)                                                 $3,484              $2,476               $1,259
    Mortality and expense ratio                                             1.25%               1.25%                1.25%
    Net investment income ratio                                             2.19%               2.73%                3.53%
    Total return                                                           36.54%              10.68%                5.28%

                  THE PHOENIX EDGE(R)-VA (DEATH BENEFIT OPTION 2)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                          PERIOD ENDED
                                                                                          DECEMBER 31,
                                                                        --------------------------------------------------
SUBACCOUNT                                                                2003                2002                 2001
----------                                                              ---------           ---------            ---------
    PHOENIX-ENGEMANN CAPITAL GROWTH SERIES
    Accumulation units outstanding                                      7,578,694           8,374,973            8,024,274
    Unit value                                                          $1.177623           $0.942789            $1.269780
    Net assets (thousands)                                                 $8,925              $7,896              $10,189
    Mortality and expense ratio                                             1.25%               1.25%                1.25%
    Net investment income ratio                                           (1.18%)             (1.23%)              (1.25%)
    Total return                                                           24.91%            (25.75%)             (35.41%)

    PHOENIX-ENGEMANN SMALL & MID-CAP GROWTH SERIES
    Accumulation units outstanding                                      1,034,523             917,632            1,108,308
    Unit value                                                          $1.071914           $0.741334            $1.544770
    Net assets (thousands)                                                 $1,109                $679               $1,169
    Mortality and expense ratio                                             1.25%               1.25%                1.25%
    Net investment income ratio                                           (1.29%)             (1.22%)              (1.21%)
    Total return                                                           44.59%            (29.70%)             (27.65%)

    PHOENIX-GOODWIN MONEY MARKET SERIES
    Accumulation units outstanding                                      1,094,086           2,346,074            2,679,459
    Unit value                                                          $2.166755           $2.179260            $2.175937
    Net assets (thousands)                                                 $2,371              $5,113               $5,830
    Mortality and expense ratio                                             1.25%               1.25%                1.25%
    Net investment income ratio                                           (0.54%)               0.16%                2.24%
    Total return                                                          (0.57%)               0.15%                2.52%

    PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME SERIES
    Accumulation units outstanding                                      2,540,962           2,671,543            2,269,340
    Unit value                                                          $2.781797           $2.458633            $2.263435
    Net assets (thousands)                                                 $7,068              $6,568               $5,137
    Mortality and expense ratio                                             1.25%               1.25%                1.25%
    Net investment income ratio                                             5.42%               6.00%                7.56%
    Total return                                                           13.14%               8.62%                4.76%

    PHOENIX-GOODWIN MULTI-SECTOR SHORT TERM BOND SERIES(17)
    Accumulation units outstanding                                        311,684                   -                    -
    Unit value                                                          $1.022117                   -                    -
    Net assets (thousands)                                                   $319                   -                    -
    Mortality and expense ratio                                             1.25% (19)              -                    -
    Net investment income ratio                                             4.85% (19)              -                    -
    Total return                                                            1.73%                   -                    -

                  THE PHOENIX EDGE(R)-VA (DEATH BENEFIT OPTION 2)
                            PHL ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                          PERIOD ENDED
                                                                                          DECEMBER 31,
                                                                        --------------------------------------------------
SUBACCOUNT                                                                2003                2002                 2001
----------                                                              ---------           ---------            ---------
    PHOENIX-JANUS FLEXIBLE INCOME SERIES
    Accumulation units outstanding                                      1,120,220           1,605,436              891,207
    Unit value                                                          $2.555191           $2.432168            $2.226575
    Net assets (thousands)                                                 $2,862              $3,905               $1,984
    Mortality and expense ratio                                             1.25%               1.25%                1.25%
    Net investment income ratio                                             2.13%               3.42%                4.16%
    Total return                                                            5.06%               9.23%                5.90%

    PHOENIX-KAYNE RISING DIVIDENDS SERIES(12)
    Accumulation units outstanding                                        242,186              13,654                    -
    Unit value                                                          $2.259965           $1.921604                    -
    Net assets (thousands)                                                   $547                 $26                    -
    Mortality and expense ratio                                             1.25%               1.25% (19)               -
    Net investment income ratio                                           (0.48%)             (0.02%) (19)               -
    Total return                                                           17.61%             (3.96%)                    -

    PHOENIX-KAYNE SMALL-CAP QUALITY VALUE SERIES(15)
    Accumulation units outstanding                                        110,814                 656                    -
    Unit value                                                          $2.387813           $2.010314                    -
    Net assets (thousands)                                                   $265                  $1                    -
    Mortality and expense ratio                                             1.25%               1.25% (19)               -
    Net investment income ratio                                             0.76%               8.22% (19)               -
    Total return                                                           18.78%             (2.43%)                    -

    PHOENIX-LAZARD INTERNATIONAL EQUITY SELECT SERIES(13)
    Accumulation units outstanding                                        158,100              40,354                    -
    Unit value                                                          $2.443713           $1.906259                    -
    Net assets (thousands)                                                   $386                 $77                    -
    Mortality and expense ratio                                             1.25%               1.25% (19)               -
    Net investment income ratio                                           (0.24%)             (1.25%) (19)               -
    Total return                                                           28.19%               1.41%                    -

    PHOENIX-LAZARD SMALL-CAP VALUE SERIES(9)
    Accumulation units outstanding                                        116,303              10,406                    -
    Unit value                                                          $2.673066           $1.948160                    -
    Net assets (thousands)                                                   $311                 $20                    -
    Mortality and expense ratio                                             1.25%               1.25% (19)               -
    Net investment income ratio                                           (1.12%)             (0.77%) (19)               -
    Total return                                                           37.21%               2.23%                    -

                  THE PHOENIX EDGE(R)-VA (DEATH BENEFIT OPTION 2)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                          PERIOD ENDED
                                                                                          DECEMBER 31,
                                                                        --------------------------------------------------
SUBACCOUNT                                                                2003                2002                 2001
----------                                                              ---------           ---------            ---------
    PHOENIX-LAZARD U.S. MULTI-CAP SERIES(16)
    Accumulation units outstanding                                         29,239                   -                    -
    Unit value                                                          $2.543766                   -                    -
    Net assets (thousands)                                                    $74                   -                    -
    Mortality and expense ratio                                             1.25% (19)              -                    -
    Net investment income ratio                                           (0.59%) (19)              -                    -
    Total return                                                           27.65%                   -                    -

    PHOENIX-LORD ABBETT BOND-DEBENTURE SERIES(14)
    Accumulation units outstanding                                         41,800               6,767                    -
    Unit value                                                          $2.461729           $2.116974                    -
    Net assets (thousands)                                                   $103                 $14                    -
    Mortality and expense ratio                                             1.25%               1.25% (19)               -
    Net investment income ratio                                             4.83%              12.30% (19)               -
    Total return                                                           16.29%               3.23%                    -

    PHOENIX-LORD ABBETT LARGE-CAP VALUE SERIES(11)
    Accumulation units outstanding                                        356,533              68,764                    -
    Unit value                                                          $2.540333           $1.975202                    -
    Net assets (thousands)                                                   $906                $136                    -
    Mortality and expense ratio                                             1.25%               1.25% (19)               -
    Net investment income ratio                                           (0.57%)                   - (19)               -
    Total return                                                           28.61%             (1.88%)                    -

    PHOENIX-LORD ABBETT MID-CAP VALUE SERIES(11)
    Accumulation units outstanding                                        173,819              26,900                    -
    Unit value                                                          $2.447254           $1.991092                    -
    Net assets (thousands)                                                   $425                 $54                    -
    Mortality and expense ratio                                             1.25%               1.25% (19)               -
    Net investment income ratio                                           (0.57%)               0.56% (19)               -
    Total return                                                           22.91%             (1.89%)                    -

    PHOENIX-MFS INVESTORS GROWTH STOCK SERIES
    Accumulation units outstanding                                      4,670,515           5,161,024            4,326,967
    Unit value                                                          $1.141239           $0.956485            $1.361222
    Net assets (thousands)                                                 $5,330              $4,936               $5,890
    Mortality and expense ratio                                             1.25%               1.25%                1.25%
    Net investment income ratio                                           (1.28%)             (1.23%)              (1.25%)
    Total return                                                           19.32%            (29.73%)             (24.80%)

                  THE PHOENIX EDGE(R)-VA (DEATH BENEFIT OPTION 2)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                          PERIOD ENDED
                                                                                          DECEMBER 31,
                                                                        --------------------------------------------------
SUBACCOUNT                                                                2003                2002                 2001
----------                                                              ---------           ---------            ---------
    PHOENIX-MFS INVESTORS TRUST SERIES(8)
    Accumulation units outstanding                                         27,143              30,701                    -
    Unit value                                                          $1.969408           $1.627206                    -
    Net assets (thousands)                                                    $53                 $50                    -
    Mortality and expense ratio                                             1.25%               1.25% (19)               -
    Net investment income ratio                                           (0.72%)             (0.51%) (19)               -
    Total return                                                           21.03%            (19.44%)                    -

    PHOENIX-MFS VALUE SERIES(4)
    Accumulation units outstanding                                        560,781             289,536               61,246
    Unit value                                                          $2.213204           $1.795142            $2.133236
    Net assets (thousands)                                                 $1,241                $520                 $129
    Mortality and expense ratio                                             1.25%               1.25%                1.25% (19)
    Net investment income ratio                                             0.39%               0.27%                1.85% (19)
    Total return                                                           23.29%            (14.92%)                5.62%

    PHOENIX-NORTHERN DOW 30 SERIES
    Accumulation units outstanding                                        636,332             628,463              341,233
    Unit value                                                          $1.901174           $1.511132            $1.810971
    Net assets (thousands)                                                 $1,210                $950                 $618
    Mortality and expense ratio                                             1.25%               1.25%                1.25%
    Net investment income ratio                                             0.39%               0.25%                0.64%
    Total return                                                           25.81%            (16.56%)              (7.16%)

    PHOENIX-NORTHERN NASDAQ-100 INDEX(R) SERIES
    Accumulation units outstanding                                      1,106,268             702,121              422,595
    Unit value                                                          $0.784961           $0.534020            $0.866350
    Net assets (thousands)                                                   $868                $375                 $366
    Mortality and expense ratio                                             1.25%               1.25%                1.25%
    Net investment income ratio                                           (1.29%)             (1.21%)              (1.25%)
    Total return                                                           46.99%            (38.36%)             (33.90%)

    PHOENIX-OAKHURST GROWTH AND INCOME SERIES
    Accumulation units outstanding                                      3,759,637           4,405,582            4,657,822
    Unit value                                                          $1.725056           $1.370486            $1.791091
    Net assets (thousands)                                                 $6,486              $6,038               $8,343
    Mortality and expense ratio                                             1.25%               1.25%                1.25%
    Net investment income ratio                                           (0.15%)             (0.45%)               (.71%)
    Total return                                                           25.87%            (23.48%)              (9.32%)

                  THE PHOENIX EDGE(R)-VA (DEATH BENEFIT OPTION 2)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                          PERIOD ENDED
                                                                                          DECEMBER 31,
                                                                        --------------------------------------------------
SUBACCOUNT                                                                2003                2002                 2001
----------                                                              ---------           ---------            ---------
    PHOENIX-OAKHURST STRATEGIC ALLOCATION SERIES
    Accumulation units outstanding                                      3,606,033           3,611,781            1,031,312
    Unit value                                                          $2.217537           $1.873306            $2.145090
    Net assets (thousands)                                                 $7,997              $6,766               $2,213
    Mortality and expense ratio                                             1.25%               1.25%                1.25%
    Net investment income ratio                                             1.39%               1.58%                1.45%
    Total return                                                           18.38%            (12.68%)                0.59%

    PHOENIX-OAKHURST VALUE EQUITY SERIES
    Accumulation units outstanding                                      2,562,446           2,809,773            2,297,081
    Unit value                                                          $2.387366           $1.951607            $2.531590
    Net assets (thousands)                                                 $6,117              $5,484               $5,815
    Mortality and expense ratio                                             1.25%               1.25%                1.25%
    Net investment income ratio                                           (0.34%)             (0.30%)              (0.23%)
    Total return                                                           22.33%            (22.91%)             (18.99%)

    PHOENIX-SANFORD BERNSTEIN GLOBAL VALUE SERIES
    Accumulation units outstanding                                        340,201             167,844               89,626
    Unit value                                                          $2.065865           $1.575434            $1.865277
    Net assets (thousands)                                                   $703                $264                 $167
    Mortality and expense ratio                                             1.25%               1.25%                1.25%
    Net investment income ratio                                             0.44%             (0.06%)                0.93%
    Total return                                                           31.13%            (15.54%)               (8.02)

    PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE SERIES
    Accumulation units outstanding                                      1,190,635           1,348,894              853,570
    Unit value                                                          $3.851858           $2.766860            $3.063845
    Net assets (thousands)                                                 $4,586              $3,732               $2,615
    Mortality and expense ratio                                             1.25%               1.25%                1.25%
    Net investment income ratio                                           (1.10%)             (0.33%)                0.58%
    Total return                                                           39.21%             (9.69%)               21.45%

    PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE SERIES(1)
    Accumulation units outstanding                                      1,026,228           1,152,127              578,402
    Unit value                                                          $2.942440           $2.071191            $2.293171
    Net assets (thousands)                                                 $3,020              $2,386               $1,326
    Mortality and expense ratio                                             1.25%               1.25%                1.25% (19)
    Net investment income ratio                                           (1.29%)             (0.73%)                0.56% (19)
    Total return                                                           42.07%             (9.68%)               14.66%

                  THE PHOENIX EDGE(R)-VA (DEATH BENEFIT OPTION 2)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                          PERIOD ENDED
                                                                                          DECEMBER 31,
                                                                        --------------------------------------------------
SUBACCOUNT                                                                2003                2002                 2001
----------                                                              ---------           ---------            ---------
    PHOENIX-SENECA MID-CAP GROWTH SERIES
    Accumulation units outstanding                                      2,615,576           2,948,643            2,867,821
    Unit value                                                          $1.931926           $1.518527            $2.278162
    Net assets (thousands)                                                 $5,053              $4,478               $6,533
    Mortality and expense ratio                                             1.25%               1.25%                1.25%
    Net investment income ratio                                           (1.28%)             (1.22%)              (1.25%)
    Total return                                                           27.22%             (3.34%)             (26.23%)

    PHOENIX-SENECA STRATEGIC THEME SERIES
    Accumulation units outstanding                                      3,264,076           3,811,000            4,368,614
    Unit value                                                          $1.409451           $1.039832            $1.619537
    Net assets (thousands)                                                 $4,601              $3,963               $7,075
    Mortality and expense ratio                                             1.25%               1.25%                1.25%
    Net investment income ratio                                           (1.28%)             (1.21%)               (1.25)
    Total return                                                           35.55%            (35.79%)             (28.28%)

    PHOENIX-STATE STREET RESEARCH SMALL-CAP GROWTH SERIES(9)
    Accumulation units outstanding                                         91,868              12,855                    -
    Unit value                                                          $3.040254           $2.007167                    -
    Net assets (thousands)                                                   $279                 $26                    -
    Mortality and expense ratio                                             1.25%               1.25% (19)               -
    Net investment income ratio                                           (1.31%)             (1.21%) (19)               -
    Total return                                                           51.47%             (5.59%)                    -

AIM VARIABLE INSURANCE FUNDS -- SERIES I SHARES
----------------------------------------------
    AIM V.I. CAPITAL APPRECIATION FUND(3)
    Accumulation units outstanding                                        414,925             278,662              126,194
    Unit value                                                          $1.686425           $1.318526            $1.765170
    Net assets (thousands)                                                   $700                $367                 $223
    Mortality and expense ratio                                             1.25%               1.25%                1.25% (19)
    Net investment income ratio                                           (1.28%)             (1.23%)              (1.26%) (19)
    Total return                                                           27.90%            (25.30%)             (11.74%)

    AIM V.I. PREMIER EQUITY FUND(2)
    Accumulation units outstanding                                        335,806             386,315              152,809
    Unit value                                                          $1.654572           $1.339541            $1.945096
    Net assets (thousands)                                                   $556                $517                 $297
    Mortality and expense ratio                                             1.25%               1.25%                1.25% (19)
    Net investment income ratio                                           (0.98%)             (0.79%)               (.89%) (19)
    Total return                                                           23.52%            (31.13%)              (2.75%)

                  THE PHOENIX EDGE(R)-VA (DEATH BENEFIT OPTION 2)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                          PERIOD ENDED
                                                                                          DECEMBER 31,
                                                                        --------------------------------------------------
SUBACCOUNT                                                                2003                2002                 2001
----------                                                              ---------           ---------            ---------
THE ALGER AMERICAN FUND -- CLASS O SHARES
-----------------------------------------
    ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
    Accumulation units outstanding                                      1,882,621           1,415,026            1,042,456
    Unit value                                                          $1.098066           $0.825348            $1.264667
    Net assets (thousands)                                                 $2,067              $1,168               $1,318
    Mortality and expense ratio                                             1.25%               1.25%                1.25%
    Net investment income ratio                                           (1.28%)             (1.21%)              (1.26%)
    Total return                                                           33.04%            (34.74%)             (16.99%)

FEDERATED INSURANCE SERIES
--------------------------
    FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
    Accumulation units outstanding                                      2,887,195           4,415,440            1,793,214
    Unit value                                                          $2.504432           $2.477516            $2.300722
    Net assets (thousands)                                                 $7,231             $10,939               $4,126
    Mortality and expense ratio                                             1.25%               1.25%                1.25%
    Net investment income ratio                                             2.99%               1.57%                1.18%
    Total return                                                            1.09%               7.68%                5.69%

    FEDERATED HIGH INCOME BOND FUND II -- PRIMARY SHARES
    Accumulation units outstanding                                        974,622             648,897              622,510
    Unit value                                                          $2.223645           $1.842463            $1.840235
    Net assets (thousands)                                                 $2,167              $1,196               $1,146
    Mortality and expense ratio                                             1.25%               1.25%                1.25%
    Net investment income ratio                                             4.11%               8.44%                5.22%
    Total return                                                           20.69%               0.12%                0.11%

FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- SERVICE CLASS
--------------------------------------------------------
    VIP CONTRAFUND(R) PORTFOLIO
    Accumulation units outstanding                                      1,760,084           1,806,187              971,609
    Unit value                                                          $1.830922           $1.444519            $1.615034
    Net assets (thousands)                                                 $3,223              $2,609               $1,569
    Mortality and expense ratio                                             1.25%               1.25%                1.25%
    Net investment income ratio                                           (0.92%)             (0.68%)               (.86%)
    Total return                                                           26.75%            (10.56%)             (13.46%)

    VIP GROWTH OPPORTUNITIES PORTFOLIO
    Accumulation units outstanding                                        403,470             384,342              252,273
    Unit value                                                          $1.414131           $1.104426            $1.432344
    Net assets (thousands)                                                   $571                $424                 $361
    Mortality and expense ratio                                             1.25%               1.25%                1.25%
    Net investment income ratio                                           (0.68%)             (0.57%)              (1.10%)
    Total return                                                           28.04%            (22.89%)             (15.52%)

                  THE PHOENIX EDGE(R)-VA (DEATH BENEFIT OPTION 2)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                          PERIOD ENDED
                                                                                          DECEMBER 31,
                                                                        --------------------------------------------------
SUBACCOUNT                                                                2003                2002                 2001
----------                                                              ---------           ---------            ---------
    VIP GROWTH PORTFOLIO
    Accumulation units outstanding                                      2,044,009           1,864,175            1,351,480
    Unit value                                                          $1.262295           $0.962675            $1.396666
    Net assets (thousands)                                                 $2,580              $1,795               $1,888
    Mortality and expense ratio                                             1.25%               1.25%                1.25%
    Net investment income ratio                                           (1.10%)             (1.10%)              (1.25%)
    Total return                                                           31.12%            (31.07%)             (18.76%)

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2
---------------------------------------------------------------
    MUTUAL SHARES SECURITIES FUND
    Accumulation units outstanding                                        424,169             459,432              337,852
    Unit value                                                          $2.522037           $2.040739            $2.343372
    Net assets (thousands)                                                 $1,070                $938                 $792
    Mortality and expense ratio                                             1.25%               1.25%                1.25%
    Net investment income ratio                                           (0.24%)             (0.30%)               (.40%)
    Total return                                                           23.58%            (12.91%)                5.71%

    TEMPLETON DEVELOPING MARKETS SECURITIES FUND
    Accumulation units outstanding                                        137,843             149,525              175,742
    Unit value                                                          $2.207676           $1.461237            $1.481914
    Net assets (thousands)                                                   $304                $218                 $260
    Mortality and expense ratio                                             1.25%               1.25%                1.25%
    Net investment income ratio                                           (0.14%)               0.19%               (.40%)
    Total return                                                           51.08%             (1.40%)              (9.24%)

    TEMPLETON FOREIGN SECURITIES FUND
    Accumulation units outstanding                                      1,166,265           1,041,981              905,011
    Unit value                                                          $1.900252           $1.455447            $1.809835
    Net assets (thousands)                                                 $2,216              $1,517               $1,638
    Mortality and expense ratio                                             1.25%               1.25%                1.25%
    Net investment income ratio                                             0.49%               0.44%                1.61%
    Total return                                                           30.56%            (19.58%)             (17.05%)

    TEMPLETON GLOBAL ASSET ALLOCATION FUND
    Accumulation units outstanding                                         41,635              55,038              142,753
    Unit value                                                          $2.400141           $1.841923            $1.950843
    Net assets (thousands)                                                   $100                $101                 $278
    Mortality and expense ratio                                             1.25%               1.25%                1.25%
    Net investment income ratio                                             1.24%               0.77%               (.12%)
    Total return                                                           30.31%             (5.58%)             (11.08%)

                  THE PHOENIX EDGE(R)-VA (DEATH BENEFIT OPTION 2)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                          PERIOD ENDED
                                                                                          DECEMBER 31,
                                                                        --------------------------------------------------
SUBACCOUNT                                                                2003                2002                 2001
----------                                                              ---------           ---------            ---------
    TEMPLETON GROWTH SECURITIES FUND
    Accumulation units outstanding                                        861,021             835,836              379,255
    Unit value                                                          $2.534986           $1.942744            $2.413616
    Net assets (thousands)                                                 $2,183              $1,624                 $915
    Mortality and expense ratio                                             1.25%               1.25%                1.25%
    Net investment income ratio                                             0.26%               1.27%               14.44%
    Total return                                                           30.48%            (19.51%)              (2.55%)

THE RYDEX VARIABLE TRUST
------------------------
    RYDEX VARIABLE TRUST JUNO FUND(18)
    Accumulation units outstanding                                        115,772                   -                    -
    Unit value                                                          $1.051631                   -                    -
    Net assets (thousands)                                                   $122                   -                    -
    Mortality and expense ratio                                             1.25% (19)              -                    -
    Net investment income ratio                                           (1.26%) (19)              -                    -
    Total return                                                            7.98%                   -                    -

    RYDEX VARIABLE TRUST NOVA FUND(17)
    Accumulation units outstanding                                        111,366                   -                    -
    Unit value                                                          $1.215223                   -                    -
    Net assets (thousands)                                                   $135                   -                    -
    Mortality and expense ratio                                             1.25% (19)              -                    -
    Net investment income ratio                                           (1.29%) (19)              -                    -
    Total return                                                           18.12%                   -                    -

    RYDEX VARIABLE TRUST SECTOR ROTATION FUND(17)
    Accumulation units outstanding                                        531,442                   -                    -
    Unit value                                                          $1.152852                   -                    -
    Net assets (thousands)                                                   $613                   -                    -
    Mortality and expense ratio                                             1.25% (19)              -                    -
    Net investment income ratio                                           (1.28%) (19)              -                    -
    Total return                                                           13.08%                   -                    -

SCUDDER INVESTMENTS VIT FUNDS -- CLASS A
----------------------------------------
    SCUDDER VIT EAFE(R) EQUITY INDEX FUND
    Accumulation units outstanding                                        418,171             446,930              252,865
    Unit value                                                          $1.414864           $1.074400            $1.387726
    Net assets (thousands)                                                   $592                $480                 $351
    Mortality and expense ratio                                             1.25%               1.25%                1.25%
    Net investment income ratio                                             3.00%               0.45%              (1.26%)
    Total return                                                           31.69%            (22.58%)             (25.64%)

                  THE PHOENIX EDGE(R)-VA (DEATH BENEFIT OPTION 2)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                          PERIOD ENDED
                                                                                          DECEMBER 31,
                                                                        --------------------------------------------------
SUBACCOUNT                                                                2003                2002                 2001
----------                                                              ---------           ---------           ----------
    SCUDDER VIT EQUITY 500 INDEX FUND(4)
    Accumulation units outstanding                                        338,958             116,614                4,845
    Unit value                                                          $2.065663           $1.632206            $2.108295
    Net assets (thousands)                                                   $700                $190                  $10
    Mortality and expense ratio                                             1.25%               1.25%                1.25% (19)
    Net investment income ratio                                           (0.36%)               1.91%              (1.32%) (19)
    Total return                                                           26.56%            (23.29%)                4.87%

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. -- CLASS I SHARES
--------------------------------------------------------
    TECHNOLOGY PORTFOLIO
    Accumulation units outstanding                                      2,066,341           1,984,757            2,242,609
    Unit value                                                          $0.575128           $0.394110            $0.782073
    Net assets (thousands)                                                 $1,188                $782               $1,754
    Mortality and expense ratio                                             1.25%               1.25%                1.25%
    Net investment income ratio                                           (1.30%)             (1.20%)              (1.24%)
    Total return                                                           45.93%            (49.61%)             (49.50%)

WANGER ADVISORS TRUST
---------------------
    WANGER FOREIGN FORTY
    Accumulation units outstanding                                        483,335             609,824              649,569
    Unit value                                                          $2.462608           $1.765635            $2.110795
    Net assets (thousands)                                                 $1,190              $1,077               $1,371
    Mortality and expense ratio                                             1.25%               1.25%                1.25%
    Net investment income ratio                                           (0.91%)             (1.25%)              (1.10%)
    Total return                                                           39.47%            (16.35%)             (27.54%)

    WANGER INTERNATIONAL SMALL CAP
    Accumulation units outstanding                                      3,010,655           3,074,981            2,986,414
    Unit value                                                          $2.145050           $1.459158            $1.714823
    Net assets (thousands)                                                 $6,458              $4,487               $5,121
    Mortality and expense ratio                                             1.25%               1.25%                1.25%
    Net investment income ratio                                           (0.98%)             (1.25%)              (1.25%)
    Total return                                                           47.01%            (14.91%)             (22.26%)

    WANGER TWENTY
    Accumulation units outstanding                                        535,460             444,343              401,629
    Unit value                                                          $3.083766           $2.388768            $2.618491
    Net assets (thousands)                                                 $1,651              $1,061           $1,052,000
    Mortality and expense ratio                                             1.25%               1.25%                1.25%
    Net investment income ratio                                           (1.28%)             (1.24%)              (1.27%)
    Total return                                                           29.09%             (8.77%)                7.72%

                  THE PHOENIX EDGE(R)-VA (DEATH BENEFIT OPTION 2)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                          PERIOD ENDED
                                                                                          DECEMBER 31,
                                                                        --------------------------------------------------
SUBACCOUNT                                                                2003                2002                 2001
----------                                                              ---------           ---------            ---------
    WANGER U.S. SMALLER COMPANIES
    Accumulation units outstanding                                      3,528,471           3,758,819            3,684,057
    Unit value                                                          $2.651417           $1.874677            $2.282040
    Net assets (thousands)                                                 $9,355              $7,047               $8,407
    Mortality and expense ratio                                             1.25%               1.25%                1.25%
    Net investment income ratio                                           (1.29%)             (1.24%)              (1.20%)
    Total return                                                           41.43%            (17.85%)                9.99%

MORTALITY AND EXPENSE RATIO:
These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

NET INVESTMENT INCOME RATIO:
These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios include those expenses, such as mortality and expense charges, that are assessed against contract owner accounts through reductions in the unit values. These ratios exclude those expenses that are assessed against contract owner accounts through the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

TOTAL RETURN:
These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.

 (1) From inception January 5, 2001 to December 31, 2001.
 (2) From inception April 12, 2001 to December 31, 2001.
 (3) From inception April 30, 2001 to December 31, 2001.
 (4) From inception November 2, 2001 to December 31, 2001.
 (5) From inception December 3, 2001 to December 31, 2001.
 (6) From inception December 13, 2001 to December 31, 2001.
 (7) From inception December 20, 2001 to December 31, 2001.
 (8) From inception February 28, 2002 to December 31, 2002.
 (9) From inception August 20, 2002 to December 31, 2002.
(10) From inception August 23, 2002 to December 31, 2002.
(11) From inception August 29, 2002 to December 31, 2002.
(12) From inception Ocotober 18, 2002 to December 31, 2002.
(13) From inception October 22, 2002 to December 31, 2002.
(14) From inception November 4, 2002 to December 31, 2002.
(15) From inception December 2, 2002 to December 31, 2002.
(16) From inception March 27, 2003 to December 31, 2003.
(17) From inception June 4, 2003 to December 31, 2003.
(18) From inception June 17, 2003 to December 31, 2003.
(19) Annualized.

                 THE PHOENIX EDGE(R)-VA (DEATH BENEFIT OPTION 2)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                                                        SUBACCOUNT
                                                      -----------------------------------------------------------------------------

                                                          PHOENIX-                            PHOENIX-ALLIANCE/
                                                          ABERDEEN           PHOENIX-AIM          BERNSTEIN       PHOENIX-ALLIANCE/
                                                        INTERNATIONAL      MID-CAP EQUITY      ENHANCED INDEX     BERNSTEIN GROWTH
                                                           SERIES              SERIES              SERIES          + VALUE SERIES
                                                      -----------------   -----------------   -----------------   -----------------
Accumulation units outstanding, beginning of period           2,149,494              57,781           1,211,661             113,243
Participant deposits                                             29,964               1,915              16,359               1,056
Participant transfers                                            77,849              18,550            (118,697)               (126)
Participant withdrawals                                        (177,448)               (770)           (104,088)               (957)
                                                      -----------------------------------------------------------------------------
Accumulation units outstanding, end of period                 2,079,859              77,476           1,005,235             113,216
                                                      =============================================================================


                                                       PHOENIX-DUFF &         PHOENIX-            PHOENIX-
                                                         PHELPS REAL          ENGEMANN         ENGEMANN SMALL         PHOENIX-
                                                      ESTATE SECURITIES    CAPITAL GROWTH         & MID-CAP         GOODWIN MONEY
                                                           SERIES              SERIES           GROWTH SERIES       MARKET SERIES
                                                      -----------------   -----------------   -----------------   -----------------
Accumulation units outstanding, beginning of period             774,319           8,374,973             917,632           2,346,074
Participant deposits                                             23,475             153,357              16,821             101,993
Participant transfers                                            61,053            (296,700)            127,723            (926,214)
Participant withdrawals                                         (60,912)           (652,936)            (27,653)           (427,767)
                                                      -----------------------------------------------------------------------------
Accumulation units outstanding, end of period                   797,935           7,578,694           1,034,523           1,094,086
                                                      =============================================================================

                                                                              PHOENIX-
                                                          PHOENIX-          GOODWIN MULTI-
                                                       GOODWIN MULTI-       SECTOR SHORT       PHOENIX-JANUS       PHOENIX-KAYNE
                                                        SECTOR FIXED         TERM BOND        FLEXIBLE INCOME     RISING DIVIDENDS
                                                        INCOME SERIES          SERIES              SERIES              SERIES
                                                      -----------------   -----------------   -----------------   -----------------
Accumulation units outstanding, beginning of period           2,671,543                   -           1,605,436              13,654
Participant deposits                                             35,890                  24              10,590               3,632
Participant transfers                                            93,245             316,483            (313,628)            232,414
Participant withdrawals                                        (259,716)             (4,823)           (182,178)             (7,514)
                                                      -----------------------------------------------------------------------------
Accumulation units outstanding, end of period                 2,540,962             311,684           1,120,220             242,186
                                                      =============================================================================

                                                        PHOENIX-KAYNE       PHOENIX-LAZARD
                                                          SMALL-CAP         INTERNATIONAL      PHOENIX-LAZARD      PHOENIX-LAZARD
                                                        QUALITY VALUE       EQUITY SELECT      SMALL-CAP VALUE     U.S. MULTI-CAP
                                                           SERIES              SERIES              SERIES              SERIES
                                                      -----------------   -----------------   -----------------   -----------------
Accumulation units outstanding, beginning of period                 656              40,354              10,406                   -
Participant deposits                                              3,541               1,211                 125                 166
Participant transfers                                           107,732             117,590             107,297              29,186
Participant withdrawals                                          (1,115)             (1,055)             (1,525)               (113)
                                                      -----------------------------------------------------------------------------
Accumulation units outstanding, end of period                   110,814             158,100             116,303              29,239
                                                      =============================================================================

                 THE PHOENIX EDGE(R)-VA (DEATH BENEFIT OPTION 2)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)


                                                                                        SUBACCOUNT
                                                      -----------------------------------------------------------------------------

                                                         PHOENIX-LORD        PHOENIX-LORD        PHOENIX-LORD        PHOENIX-MFS
                                                         ABBETT BOND-     ABBETT LARGE-CAP     ABBETT MID-CAP     INVESTORS GROWTH
                                                       DEBENTURE SERIES     VALUE SERIES        VALUE SERIES        STOCK SERIES
                                                      -----------------   -----------------   -----------------   -----------------
Accumulation units outstanding, beginning of period               6,767              68,764              26,900           5,161,024
Participant deposits                                              2,323                 373               2,517             127,486
Participant transfers                                            32,965             296,798             146,809            (162,514)
Participant withdrawals                                            (255)             (9,402)             (2,407)           (455,481)
                                                      -----------------------------------------------------------------------------
Accumulation units outstanding, end of period                    41,800             356,533             173,819           4,670,515
                                                      =============================================================================

                                                         PHOENIX-MFS                              PHOENIX-             PHOENIX-
                                                       INVESTORS TRUST       PHOENIX-MFS       NORTHERN DOW 30     NORTHERN NASDAQ-
                                                           SERIES           VALUE SERIES           SERIES        100 INDEX(R) SERIES
                                                      -----------------   -----------------   -----------------  -------------------
Accumulation units outstanding, beginning of period              30,701             289,536             628,463             702,121
Participant deposits                                                362              28,371              10,861             119,802
Participant transfers                                             3,853             255,213              34,718             321,411
Participant withdrawals                                          (7,773)            (12,339)            (37,710)            (37,066)
                                                      -----------------------------------------------------------------------------
Accumulation units outstanding, end of period                    27,143             560,781             636,332           1,106,268
                                                      =============================================================================

                                                          PHOENIX-            PHOENIX-
                                                       OAKHURST GROWTH        OAKHURST            PHOENIX-         PHOENIX-SANFORD
                                                         AND INCOME           STRATEGIC        OAKHURST VALUE     BERNSTEIN GLOBAL
                                                           SERIES         ALLOCATION SERIES     EQUITY SERIES       VALUE SERIES
                                                      -----------------   -----------------   -----------------   -----------------
Accumulation units outstanding, beginning of period           4,405,582           3,611,781           2,809,773             167,844
Participant deposits                                             45,954              94,653              32,595               6,948
Participant transfers                                          (347,214)             98,018             (15,526)            171,487
Participant withdrawals                                        (344,685)           (198,419)           (264,396)             (6,078)
                                                      -----------------------------------------------------------------------------
Accumulation units outstanding, end of period                 3,759,637           3,606,033           2,562,446             340,201
                                                      =============================================================================

                                                       PHOENIX-SANFORD     PHOENIX-SANFORD     PHOENIX-SENECA      PHOENIX-SENECA
                                                       BERNSTEIN MID-     BERNSTEIN SMALL-     MID-CAP GROWTH      STRATEGIC THEME
                                                      CAP VALUE SERIES    CAP VALUE SERIES         SERIES              SERIES
                                                      -----------------   -----------------   -----------------   -----------------
Accumulation units outstanding, beginning of period           1,348,894           1,152,127           2,948,643           3,811,000
Participant deposits                                             19,121              13,209              47,535              79,124
Participant transfers                                           (82,678)            (82,079)           (126,688)           (294,259)
Participant withdrawals                                         (94,702)            (57,029)           (253,914)           (331,789)
                                                      -----------------------------------------------------------------------------
Accumulation units outstanding, end of period                 1,190,635           1,026,228           2,615,576           3,264,076
                                                      =============================================================================

                 THE PHOENIX EDGE(R)-VA (DEATH BENEFIT OPTION 2)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)

                                                                                        SUBACCOUNT
                                                      -----------------------------------------------------------------------------

                                                        PHOENIX-STATE
                                                       STREET RESEARCH    AIM V.I. CAPITAL                         ALGER AMERICAN
                                                          SMALL-CAP         APPRECIATION      AIM V.I. PREMIER    LEVERAGED ALLCAP
                                                        GROWTH SERIES           FUND             EQUITY FUND          PORTFOLIO
                                                      -----------------   -----------------   -----------------   -----------------
Accumulation units outstanding, beginning of period              12,855             278,662             386,315           1,415,026
Participant deposits                                             17,948               4,532               6,871              69,031
Participant transfers                                            61,337             137,525             (43,455)            470,853
Participant withdrawals                                            (272)             (5,794)            (13,925)            (72,289)
                                                      -----------------------------------------------------------------------------
Accumulation units outstanding, end of period                    91,868             414,925             335,806           1,882,621
                                                      =============================================================================

                                                       FEDERATED FUND      FEDERATED HIGH
                                                          FOR U.S.          INCOME BOND                              VIP GROWTH
                                                         GOVERNMENT          FUND II --       VIP CONTRAFUND(R)     OPPORTUNITIES
                                                        SECURITIES II      PRIMARY SHARES         PORTFOLIO           PORTFOLIO
                                                      -----------------   -----------------   -----------------   -----------------
Accumulation units outstanding, beginning of period           4,415,440             648,897           1,806,187             384,342
Participant deposits                                             23,620              26,454              25,915               6,510
Participant transfers                                        (1,163,787)            360,937               8,290              27,237
Participant withdrawals                                        (388,078)            (61,666)            (80,308)            (14,619)
                                                      -----------------------------------------------------------------------------
Accumulation units outstanding, end of period                 2,887,195             974,622           1,760,084             403,470
                                                      =============================================================================

                                                                                                 TEMPLETON
                                                                                                 DEVELOPING           TEMPLETON
                                                         VIP GROWTH         MUTUAL SHARES          MARKETS             FOREIGN
                                                          PORTFOLIO        SECURITIES FUND     SECURITIES FUND     SECURITIES FUND
                                                      -----------------   -----------------   -----------------   -----------------
Accumulation units outstanding, beginning of period           1,864,175             459,432             149,525           1,041,981
Participant deposits                                             34,903               3,215               2,751              25,541
Participant transfers                                           245,389              33,188              (4,012)            192,747
Participant withdrawals                                        (100,458)            (71,666)            (10,421)            (94,004)
                                                      -----------------------------------------------------------------------------
Accumulation units outstanding, end of period                 2,044,009             424,169             137,843           1,166,265
                                                      =============================================================================

                                                          TEMPLETON           TEMPLETON
                                                        GLOBAL ASSET           GROWTH          RYDEX VARIABLE      RYDEX VARIABLE
                                                       ALLOCATION FUND     SECURITIES FUND     TRUST JUNO FUND     TRUST NOVA FUND
                                                      -----------------   -----------------   -----------------   -----------------
Accumulation units outstanding, beginning of period              55,038             835,836                   -                   -
Participant deposits                                              1,187              14,961              16,433                 631
Participant transfers                                            (4,554)             37,247             100,594             116,026
Participant withdrawals                                         (10,036)            (27,023)             (1,255)             (5,291)
                                                      -----------------------------------------------------------------------------
Accumulation units outstanding, end of period                    41,635             861,021             115,772             111,366
                                                      =============================================================================

                 THE PHOENIX EDGE(R)-VA (DEATH BENEFIT OPTION 2)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)

                                                                                        SUBACCOUNT
                                                      -----------------------------------------------------------------------------

                                                                             SCUDDER VIT
                                                       RYDEX VARIABLE       EAFE(R) EQUITY       SCUDDER VIT
                                                        TRUST SECTOR            INDEX         EQUITY 500 INDEX       TECHNOLOGY
                                                        ROTATION FUND           FUND                FUND              PORTFOLIO
                                                      -----------------   -----------------   -----------------   -----------------
Accumulation units outstanding, beginning of period                   -             446,930             116,614           1,984,757
Participant deposits                                                  -               8,070              18,811              92,106
Participant transfers                                           534,940             (24,909)            220,214             123,793
Participant withdrawals                                          (3,498)            (11,920)            (16,681)           (134,315)
                                                      -----------------------------------------------------------------------------
Accumulation units outstanding, end of period                   531,442             418,171             338,958           2,066,341
                                                      =============================================================================

                                                                               WANGER                                WANGER U.S.
                                                       WANGER FOREIGN       INTERNATIONAL                              SMALLER
                                                            FORTY             SMALL CAP         WANGER TWENTY         COMPANIES
                                                      -----------------   -----------------   -----------------   -----------------
Accumulation units outstanding, beginning of period             609,824           3,074,981             444,343           3,758,819
Participant deposits                                             12,080              57,150               7,181              73,600
Participant transfers                                           (52,856)             44,124             111,133             (97,464)
Participant withdrawals                                         (85,713)           (165,600)            (27,197)           (206,484)
                                                      -----------------------------------------------------------------------------
Accumulation units outstanding, end of period                   483,335           3,010,655             535,460           3,528,471
                                                      =============================================================================

                 THE PHOENIX EDGE(R)-VA (DEATH BENEFIT OPTION 2)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2002

                                                                                        SUBACCOUNT
                                                      -----------------------------------------------------------------------------

                                                          PHOENIX-
                                                          ABERDEEN            PHOENIX-           PHOENIX-AIM      PHOENIX-ALLIANCE/
                                                        INTERNATIONAL       ABERDEEN NEW       MID-CAP EQUITY     BERNSTEIN GROWTH
                                                           SERIES            ASIA SERIES           SERIES          + VALUE SERIES
                                                      -----------------   -----------------   -----------------   -----------------
Units outstanding, beginning of period                        2,353,450             121,874              13,156              30,593
Participant deposits                                             72,056              15,649               2,506               5,296
Participant transfers                                          (122,592)             48,047              45,893              80,970
Participant withdrawals                                        (153,420)             (7,958)             (3,774)             (3,616)
                                                      -----------------------------------------------------------------------------
Units outstanding, end of period                              2,149,494             177,612              57,781             113,243
                                                      =============================================================================

                                                                                                PHOENIX-DUFF &        PHOENIX-
                                                          PHOENIX-            PHOENIX-           PHELPS REAL          ENGEMANN
                                                       DEUTSCHE DOW 30     DEUTSCHE NASDAQ    ESTATE SECURITIES    CAPITAL GROWTH
                                                           SERIES        100 INDEX(R) SERIES        SERIES             SERIES
                                                      -----------------  -------------------  -----------------   -----------------
Units outstanding, beginning of period                          341,233             422,595             435,618           8,024,274
Participant deposits                                             84,636              30,588              49,649             749,395
Participant transfers                                           214,691             282,052             321,727             200,441
Participant withdrawals                                         (12,097)            (33,114)            (32,675)           (599,137)
                                                      -----------------------------------------------------------------------------
Units outstanding, end of period                                628,463             702,121             774,319           8,374,973
                                                      =============================================================================

                                                           PHOENIX-                               PHOENIX-
                                                        ENGEMANN SMALL         PHOENIX-         GOODWIN MULTI-    PHOENIX-HOLLISTER
                                                          & MID-CAP         GOODWIN MONEY       SECTOR FIXED         VALUE EQUITY
                                                        GROWTH SERIES       MARKET SERIES       INCOME SERIES           SERIES
                                                      -----------------   -----------------   -----------------   -----------------
Units outstanding, beginning of period                        1,108,308           2,679,459           2,269,340           2,297,081
Participant deposits                                             49,414             671,496             178,581             232,039
Participant transfers                                          (155,532)           (666,541)            392,028             454,251
Participant withdrawals                                         (84,558)           (338,340)           (168,406)           (173,598)
                                                      -----------------------------------------------------------------------------
Units outstanding, end of period                                917,632           2,346,074           2,671,543           2,809,773
                                                      =============================================================================

                                                        PHOENIX-J.P.
                                                       MORGAN RESEARCH      PHOENIX-JANUS                          PHOENIX-KAYNE
                                                       ENHANCED INDEX      FLEXIBLE INCOME      PHOENIX-JANUS      LARGE-CAP CORE
                                                           SERIES              SERIES           GROWTH SERIES          SERIES
                                                      -----------------   -----------------   -----------------   -----------------
Units outstanding, beginning of period                        1,669,210             891,207           4,326,967                   -
Participant deposits                                             67,062              75,500             312,927                   -
Participant transfers                                          (435,776)            693,509             778,027              13,654
Participant withdrawals                                         (88,835)            (54,780)           (256,897)                  -
                                                      -----------------------------------------------------------------------------
Units outstanding, end of period                              1,211,661           1,605,436           5,161,024              13,654
                                                      =============================================================================

                 THE PHOENIX EDGE(R)-VA (DEATH BENEFIT OPTION 2)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)

                                                                                        SUBACCOUNT
                                                      -----------------------------------------------------------------------------

                                                        PHOENIX-KAYNE      PHOENIX-LAZARD
                                                          SMALL-CAP         INTERNATIONAL      PHOENIX-LAZARD       PHOENIX-LORD
                                                        QUALITY VALUE       EQUITY SELECT      SMALL-CAP VALUE      ABBETT BOND-
                                                           SERIES              SERIES              SERIES         DEBENTURE SERIES
                                                      -----------------   -----------------   -----------------   -----------------
Units outstanding, beginning of period                                -                   -                   -                   -
Participant deposits                                                  6                   -                  41                   -
Participant transfers                                               650              40,359              10,282               6,779
Participant withdrawals                                               -                  (5)                 83                 (12)
                                                      -----------------------------------------------------------------------------
Units outstanding, end of period                                    656              40,354              10,406               6,767
                                                      =============================================================================

                                                        PHOENIX-LORD        PHOENIX-LORD         PHOENIX-MFS         PHOENIX-MFS
                                                      ABBETT LARGE-CAP     ABBETT MID-CAP     INVESTORS GROWTH     INVESTORS TRUST
                                                        VALUE SERIES        VALUE SERIES        STOCK SERIES           SERIES
                                                      -----------------   -----------------   -----------------   -----------------
Units outstanding, beginning of period                                -                   -                 430                   -
Participant deposits                                                  -                   -               5,772               1,224
Participant transfers                                            69,016              26,907              50,022              29,602
Participant withdrawals                                            (252)                 (7)               (399)               (125)
                                                      -----------------------------------------------------------------------------
Units outstanding, end of period                                 68,764              26,900              55,825              30,701
                                                      =============================================================================

                                                                               PHOENIX-           PHOENIX-
                                                                           OAKHURST GROWTH        OAKHURST         PHOENIX-SANFORD
                                                         PHOENIX-MFS         AND INCOME           STRATEGIC        BERNSTEIN GLOBAL
                                                        VALUE SERIES           SERIES         ALLOCATION SERIES     VALUE SERIES
                                                      -----------------   -----------------   -----------------   -----------------
Units outstanding, beginning of period                           61,246           4,657,822           1,031,312              89,626
Participant deposits                                             22,561             259,493             331,395              28,684
Participant transfers                                           210,186            (285,563)          2,428,694              52,859
Participant withdrawals                                          (4,457)           (226,170)           (179,620)             (3,325)
                                                      -----------------------------------------------------------------------------
Units outstanding, end of period                                289,536           4,405,582           3,611,781             167,844
                                                      =============================================================================

                                                       PHOENIX-SANFORD     PHOENIX-SANFORD     PHOENIX-SENECA      PHOENIX-SENECA
                                                       BERNSTEIN MID-     BERNSTEIN SMALL-     MID-CAP GROWTH      STRATEGIC THEME
                                                      CAP VALUE SERIES    CAP VALUE SERIES         SERIES              SERIES
                                                      -----------------   -----------------   -----------------   -----------------
Units outstanding, beginning of period                          853,570             578,402           2,867,821           4,368,614
Participant deposits                                             92,361              92,749             230,316             203,202
Participant transfers                                           459,470             497,734              75,009            (519,717)
Participant withdrawals                                         (56,507)            (16,758)           (224,503)           (241,099)
                                                      -----------------------------------------------------------------------------
Units outstanding, end of period                              1,348,894           1,152,127           2,948,643           3,811,000
                                                      =============================================================================

                 THE PHOENIX EDGE(R)-VA (DEATH BENEFIT OPTION 2)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)

                                                                                        SUBACCOUNT
                                                      -----------------------------------------------------------------------------

                                                        PHOENIX-STATE
                                                       STREET RESEARCH       PHOENIX-VAN      AIM V.I. CAPITAL
                                                          SMALL-CAP         KAMPEN FOCUS        APPRECIATION      AIM V.I. PREMIER
                                                        GROWTH SERIES       EQUITY SERIES           FUND             EQUITY FUND
                                                      -----------------   -----------------   -----------------   -----------------
Units outstanding, beginning of period                                -             167,884             126,194             152,809
Participant deposits                                                  -               6,106              44,291              94,799
Participant transfers                                            12,785              21,702             110,150             146,839
Participant withdrawals                                              70              (7,699)             (1,973)             (8,132)
                                                      -----------------------------------------------------------------------------
Units outstanding, end of period                                 12,855             187,993             278,662             386,315
                                                      =============================================================================

                                                                           FEDERATED FUND
                                                       ALGER AMERICAN         FOR U.S.         FEDERATED HIGH
                                                      LEVERAGED ALLCAP      GOVERNMENT          INCOME BOND       VIP CONTRAFUND(R)
                                                          PORTFOLIO         SECURITIES II          FUND II            PORTFOLIO
                                                      -----------------   -----------------   -----------------   -----------------
Units outstanding, beginning of period                        1,042,456           1,793,214             622,510             971,609
Participant deposits                                            161,175             162,897              26,104             199,939
Participant transfers                                           280,771           2,652,530              27,186             675,961
Participant withdrawals                                         (69,376)           (193,201)            (26,903)            (41,322)
                                                      -----------------------------------------------------------------------------
Units outstanding, end of period                              1,415,026           4,415,440             648,897           1,806,187
                                                      =============================================================================

                                                                                                                     TEMPLETON
                                                         VIP GROWTH                                                  DEVELOPING
                                                        OPPORTUNITIES        VIP GROWTH         MUTUAL SHARES          MARKETS
                                                          PORTFOLIO           PORTFOLIO        SECURITIES FUND     SECURITIES FUND
                                                      -----------------   -----------------   -----------------   -----------------
Units outstanding, beginning of period                          252,273           1,351,480             337,852             175,742
Participant deposits                                             20,896             124,293              10,512               5,741
Participant transfers                                           119,399             465,282             127,047             (21,778)
Participant withdrawals                                          (8,226)            (76,880)            (15,979)            (10,180)
                                                      -----------------------------------------------------------------------------
Units outstanding, end of period                                384,342           1,864,175             459,432             149,525
                                                      =============================================================================

                                                                                                                    SCUDDER VIT
                                                          TEMPLETON           TEMPLETON           TEMPLETON        EAFE(R) EQUITY
                                                           FOREIGN          GLOBAL ASSET           GROWTH              INDEX
                                                       SECURITIES FUND     ALLOCATION FUND     SECURITIES FUND          FUND
                                                      -----------------   -----------------   -----------------   -----------------
Units outstanding, beginning of period                          905,011             142,753             379,255             252,865
Participant deposits                                             70,819               1,772             283,141              45,730
Participant transfers                                            88,527             (88,208)            191,217             173,625
Participant withdrawals                                         (22,376)             (1,279)            (17,777)            (25,290)
                                                      -----------------------------------------------------------------------------
Units outstanding, end of period                              1,041,981              55,038             835,836             446,930
                                                      =============================================================================

                 THE PHOENIX EDGE(R)-VA (DEATH BENEFIT OPTION 2)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)

                                                                                        SUBACCOUNT
                                                      -----------------------------------------------------------------------------

                                                         SCUDDER VIT                                                   WANGER
                                                      EQUITY 500 INDEX       TECHNOLOGY        WANGER FOREIGN       INTERNATIONAL
                                                            FUND              PORTFOLIO             FORTY             SMALL CAP
                                                      -----------------   -----------------   -----------------   -----------------
Units outstanding, beginning of period                            4,845           2,242,609             649,569           2,986,414
Participant deposits                                             10,651             200,871              35,652             248,526
Participant transfers                                           102,848            (305,658)            (51,858)             11,296
Participant withdrawals                                          (1,730)           (153,065)            (23,539)           (171,255)
                                                      -----------------------------------------------------------------------------
Units outstanding, end of period                                116,614           1,984,757             609,824           3,074,981
                                                      =============================================================================

                                                                              WANGER U.S.
                                                                               SMALLER
                                                        WANGER TWENTY         COMPANIES
                                                      -----------------   -----------------
Units outstanding, beginning of period                          401,629           3,684,057
Participant deposits                                             32,748             253,386
Participant transfers                                            22,690              43,346
Participant withdrawals                                         (12,724)           (221,970)
                                                      -------------------------------------
Units outstanding, end of period                                444,343           3,758,819
                                                      =====================================

                 THE PHOENIX EDGE(R)-VA (DEATH BENEFIT OPTION 2)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 6--FEES AND RELATED PARTY TRANSACTIONS

    PHL Variable and its affiliate, Phoenix Equity Planning Corporation ("PEPCO"), a registered broker/dealer in securities, provide all services to the Account.

    PHL Variable assumes the risk that annuitants as a class may live longer than expected (necessitating a greater number of annuity payments) and that its expenses may be higher than the deductions for such expenses. In return for the assumption of these mortality and expense risks, PHL Variable charges each subaccount the daily equivalent of .40%, .725% and .125% on an annual basis for mortality, expense risks and daily administrative fees, respectively.

    As compensation for administrative services provided to the Account, PHL Variable generally receives $35 per year from each contract, which is deducted on a pro-rata basis from the subaccounts or Guaranteed Interest Account in which contract/policy owners have an interest. Such costs aggregated $73,025, $71,320 and $48,402 during the years ended December 31, 2003, 2002 and 2001, respectively.

    PEPCO is the principal underwriter and distributor for the Account.

    On surrender of a contract, contingent deferred sales charges, which vary from 0-7% depending upon the duration of each contract deposit, are deducted from proceeds and are paid to PHL Variable as reimbursement for services provided. Contingent deferred sales charges deducted and paid to PHL Variable aggregated $297,499, $168,798 and $67,798 for the years ended December 31, 2003, 2002 and 2001, respectively.

NOTE 7--DISTRIBUTION OF NET INCOME

    The Account does not declare distributions to participants from accumulated net income. The accumulated net income is distributed to participants as part of withdrawals of amounts in the form of surrenders, death benefits, transfers or annuity payments in excess of net purchase payments.

NOTE 8--DIVERSIFICATION REQUIREMENTS

    Under the provisions of Section 817(h) of the Internal Revenue Code of 1986 (the "Code"), as amended, a variable contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a variable contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. Each subaccount is required to satisfy the requirements of Section 817(h). The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

    The Secretary of the Treasury has issued regulations under Section 817(h) of the Code. PHL Variable intends that each of the subaccounts shall comply with the diversification requirements and, in the event of any failure to comply, will take immediate corrective action to assure compliance.

NOTE 9--MERGERS

    On February 7, 2003, Aberdeen International acquired all of the net assets of Aberdeen New Asia pursuant to an Agreement and Plan of Reorganization approved by Aberdeen New Asia shareholders on January 7, 2003. The acquisition was accomplished by a tax-free exchange of 1,885,115 shares of Aberdeen International valued at $14,391,123 for 1,913,078 shares of Aberdeen New Asia outstanding on February 7, 2003. Aberdeen New Asia's net assets on that date of $14,391,123, including $618,515 of net unrealized depreciation were combined with those of Aberdeen International. The aggregate net assets of Aberdeen International immediately after the merger were $116,991,498.

    On February 14, 2003, Janus Growth acquired all of the net assets of MFS Investors Growth Stock ("Growth Stock") and Van Kampen Focus Equity ("Focus Equity") pursuant to an Agreement and Plan of reorganization approved by Growth Stock and Focus Equity shareholders on February 14, 2003. The acquisition was accomplished by a tax-free exchange of 2,496,714 shares of Janus Growth outstanding on February 14, 2003 for 782,923 shares of Growth Stock valued at $5,807,615 and 1,169,922 shares of Focus Equity valued at $6,179,826. Growth Stock's net assets of $5,807,615, including $135,964 of net unrealized depreciation and Focus Equity's net assets of $6,179,826, including $380,781 of net unrealized depreciation were combined with those of Janus Growth. The aggregate net assets of Janus Growth immediately after the merger were $63,057,943. Immediately following the merger, Janus Growth was renamed MFS Investors Growth Stock. Immediately prior to the Special Meeting of Shareholders, Phoenix Variable Advisors, Inc. ("PVA"), as authorized pursuant to an exemptive order from the Securities and Exchange Commission, replaced Janus Capital Management LLC with MFS Investment Management ("MFS") as subadvisor to the series. PVA and MFS have also agreed that they would serve as advisor and subadvisor, respectively, to the series for the same management fees as currently charged to the former Phoenix-MFS Investors Growth Stock Series. Accordingly, the annual expenses and expense cap reimbursements for the series are the same as those of the former Phoenix-MFS Investors Growth Stock Series. MFS is going to manage the series in a manner comparable with the former Phoenix-MFS Investors Growth Stock Series. As part of the reorganizations, the series has been renamed Phoenix-MFS Investors Growth Stock Series.

    On March 22, 2002, Janus Growth ("Growth") acquired all of the net assets of Janus Core Equity ("Core Equity") pursuant to an Agreement and Plan of Reorganization approved by Core Equity shareholders on March 18, 2002. The acquisition was accomplished by a tax-free exchange of 3,141,426 shares of Growth valued at $22,032,065 for 2,467,046 shares of Core Equity outstanding on March 22, 2002. Core Equity's net assets on that date of $22,032,065, including $1,473,521 of net unrealized appreciation were combined with those of Growth. The aggregate net assets of Growth immediately after the merger were $90,807,708.

    On April 5, 2002, Engemann Capital Growth ("Capital Growth") acquired all of the net assets of Engemann Nifty Fifty ("Nifty Fifty") pursuant to an Agreement and Plan of Reorganization approved by Nifty Fifty shareholders on March 18, 2002. The acquisition was accomplished by a tax-free exchange of 2,949,789 shares of Capital Growth valued at $39,773,479 for 4,885,261 shares of Nifty Fifty outstanding on April 5, 2002. Nifty Fifty's net assets on that date of $39,773,479, including $7,975,458 of net unrealized depreciation were combined with those of Capital Growth. The aggregate net assets of Capital Growth immediately after the merger were $862,917,192.

                 THE PHOENIX EDGE(R)-VA (DEATH BENEFIT OPTION 2)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

    On April 5, 2002, Oakhurst Strategic Allocation ("Strategic Allocation") acquired all of the net assets of Oakhurst Balanced ("Balanced") pursuant to an Agreement and Plan of Reorganization approved by Balanced shareholders on March 18, 2002. The acquisition was accomplished by a tax-free exchange of 17,438,879 shares of Strategic Allocation valued at $236,890,944 for 19,697,824 shares of Balanced outstanding on April 5, 2002. Balanced's net assets on that date of $236,890,944, including $25,034,492 of net unrealized appreciation were combined with those of Strategic Allocation. The aggregate net assets of Strategic Allocation immediately after the merger were $582,665,031.

NOTE 10--MANAGER OF MANAGERS EXEMPTIVE ORDER

    The Phoenix Edge Series Fund ("PESF") and the Investment Advisor, Phoenix Variable Advisors, Inc. ("PVA"), have received an exemptive order from the Securities and Exchange Commission granting exemptions from certain provisions of the Investment Company Act of 1940, as amended, pursuant to which PVA is, subject to supervision and approval of PESF's Board of Trustees, permitted to enter into and materially amend subadvisory agreements without such agreements being approved by the shareholders of the applicable series of PESF. PESF and PVA therefore have the right to hire, terminate, or replace subadvisors without shareholder approval, including, without limitation, the replacement or reinstatement of any subadvisor with respect to which a subadvisory agreement has automatically terminated as a result of an assignment. PVA will continue to have the ultimate responsibility to oversee the subadvisors and recommend their hiring, termination and replacement.

NOTE 11--MIXED AND SHARED FUNDING

    Shares of PESF are not directly offered to the public. Shares of PESF are currently offered through separate accounts to fund variable accumulation annuity contracts and variable universal life insurance policies issued by Phoenix Life Insurance Company ("Phoenix"), PHL Variable Insurance Company ("PHL Variable"), and Phoenix Life and Annuity Company ("PLAC"). Shares of PESF may be offered to separate accounts of other insurance companies in the future.

    The interests of variable annuity contract owners and variable life policy owners could diverge based on differences in federal and state regulatory requirements, tax laws, investment management or other unanticipated developments. PESF's Trustees currently do not foresee any such differences or disadvantages at this time. However, PESF's Trustees intend to monitor for any material conflicts and will determine what action, if any, should be taken in response to such conflicts. If such a conflict should occur, one or more separate accounts may be required to withdraw its investment in PESF or shares of another fund may be substituted.

NOTE 12--PROPOSED REORGANIZATION

    On November 11, 2003, The Board of Trustees of PESF approved a Plan of Reorganization to merge Janus Flexible Income into Goodwin Multi-Sector Fixed Income.

    If the shareholders approve the Plan of Reorganization Janus Flexible Income will transfer all or substantially all of its assets and its liabilities to Goodwin Multi-Sector Fixed Income. In exchange, shareholders of Janus Flexible Income will receive a proportional number of shares in Goodwin Multi-Sector Fixed Income. The shareholders of Janus Flexible Income must approve the Plan of Reorganization before any transaction can take place. The next meeting of the shareholders of Janus Flexible Income will be held on April 14, 2004, at which time, this matter will be submitted for a shareholder vote.

NOTE 13--OTHER

    Effective July 31, 2003, the name of the subadvisor of Northern Dow 30 and Northern Nasdaq-100 Index(R) changed to Northern Trust Investments N.A. from Northern Trust Investments, Inc.

    On October 23, 2003 the Executive Committee of the Board of Trustees of PESF approved replacement of the "Hollister" division of PIC with the "Oakhurst" division of PIC with respect to investment management of Oakhurst Value Equity. The Executive Committee also approved a name change for the Phoenix-Hollister Value Equity Series to the Phoenix-Oakhurst Value Equity Series. The Board of Trustees ratified the Executive Committee's decision at the Board of Trustees meeting on November 11, 2003. This series' investment objectives, principal investment strategies and principal risks will remain the same. The fees and expenses associated with the series will not be affected as a result of this change.

   The Board of Trustees of PESF has approved a name change for the Phoenix-Kayne Large-Cap Core Series to the Phoenix-Kayne Rising Dividends Series. This series' investment objectives, principal investment strategies and principal risks will remain the same. The fees and expenses associated with the series will not be affected as a result of this change. This change was completed on November 3, 2003.

                         REPORT OF INDEPENDENT AUDITORS

PRICEWATERHOUSECOOPERS [LOGO]

To the Board of Directors of PHL Variable Insurance Company and
Participants of PHL Variable Accumulation Account (The Phoenix Edge(R)-VA (Death Benefit Option 2)):

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Subaccounts constituting the PHL Variable Accumulation Account (The Phoenix Edge(R)-VA (Death Benefit Option 2)) at December 31, 2003, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of PHL Variable Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2003 by correspondence with the mutual funds, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Hartford, Connecticut
March 19, 2004

PHL VARIABLE ACCUMULATION ACCOUNT
PHL Variable Insurance Company
One American Row
Hartford, Connecticut 06115

PHOENIX EQUITY PLANNING CORPORATION
56 Prospect Street
Hartford, Connecticut 06115-0480
Underwriter

CUSTODIANS
JPMorgan Chase Bank
270 Park Avenue
New York, New York 10017-2070

Brown Brothers Harriman & Co.
40 Water Street
Boston, Massachusetts 02109

State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02110

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
100 Pearl Street
Hartford, Connecticut 06103

--------------------------------------------------------------------------------
                                                    [LOGO OF PHOENIX]PHOENIX
                                                       WEALTH MANAGEMENT(R)

   THE
   PHOENIX
      EDGE(R)-VA

-------------------------------------------------------------------------------
            V A R I A B L E  A N N U I T Y  A N N U A L  R E P O R T
-------------------------------------------------------------------------------

                   PHL VARIABLE ACCUMULATION ACCOUNT
                   DECEMBER 31, 2003

                                                                 DEATH BENEFIT
                                                                   OPTION 3
--------------------------------------------------------------------------------
VA0217AR3 (C)2004 The Phoenix Companies, Inc.

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003

                                       PHOENIX-                                   PHOENIX-ALLIANCE/       PHOENIX-ALLIANCE/
                                       ABERDEEN              PHOENIX-AIM              BERNSTEIN               BERNSTEIN
                                     INTERNATIONAL          MID-CAP EQUITY         ENHANCED INDEX          GROWTH + VALUE
                                      SUBACCOUNT              SUBACCOUNT              SUBACCOUNT              SUBACCOUNT
                                  -------------------     ------------------     -------------------     -------------------
ASSETS
   Investment at cost             $         1,198,876     $           11,124     $           458,541     $            95,664
                                  ===================     ==================     ===================     ===================
   Investment at market           $         1,074,695     $           12,689     $           335,789     $            90,373
                                  -------------------     ------------------     -------------------     -------------------
      Total assets                          1,074,695                 12,689                 335,789                  90,373
LIABILITIES
   Accrued expenses                             1,274                     15                     399                     107
                                  -------------------     ------------------     -------------------     -------------------
NET ASSETS                        $         1,073,421     $           12,674     $           335,390     $            90,266
                                  ===================     ==================     ===================     ===================
Accumulation units outstanding                719,662                  5,363                 223,727                  45,979
                                  ===================     ==================     ===================     ===================
Unit value                        $          1.491565     $         2.363465     $          1.499104     $          1.963196
                                  ===================     ==================     ===================     ===================

                                                                                       PHOENIX-
                                     PHOENIX-DUFF &            PHOENIX-             ENGEMANN SMALL             PHOENIX-
                                      PHELPS REAL              ENGEMANN               & MID-CAP             GOODWIN MONEY
                                   ESTATE SECURITIES        CAPITAL GROWTH             GROWTH                   MARKET
                                       SUBACCOUNT             SUBACCOUNT              SUBACCOUNT              SUBACCOUNT
                                  -------------------     ------------------     -------------------     -------------------
ASSETS
   Investment at cost             $           486,230     $        1,910,646     $           548,738     $         1,385,576
                                  ===================     ==================     ===================     ===================
   Investment at market           $           667,079     $        1,119,055     $           518,113     $         1,385,576
                                  -------------------     ------------------     -------------------     -------------------
      Total assets                            667,079              1,119,055                 518,113               1,385,576
LIABILITIES
   Accrued expenses                               791                  1,339                     624                   1,729
                                  -------------------     ------------------     -------------------     -------------------
NET ASSETS                        $           666,288     $        1,117,716     $           517,489     $         1,383,847
                                  ===================     ==================     ===================     ===================
Accumulation units outstanding                160,392                957,517                 450,560                 641,807
                                  ===================     ==================     ===================     ===================
Unit value                        $          4.154098     $         1.167307     $          1.148546     $          2.156173
                                  ===================     ==================     ===================     ===================

                                       PHOENIX-                PHOENIX-
                                    GOODWIN MULTI-          GOODWIN MULTI-
                                     SECTOR FIXED            SECTOR SHORT           PHOENIX-JANUS           PHOENIX-KAYNE
                                        INCOME                TERM BOND            FLEXIBLE INCOME         RISING DIVIDENDS
                                      SUBACCOUNT              SUBACCOUNT              SUBACCOUNT              SUBACCOUNT
                                  -------------------     ------------------     -------------------     -------------------
ASSETS
   Investment at cost             $         1,187,691     $            1,102     $         1,005,484     $            75,649
                                  ===================     ==================     ===================     ===================
   Investment at market           $         1,278,046     $            1,137     $         1,075,719     $            85,404
                                  -------------------     ------------------     -------------------     -------------------
      Total assets                          1,278,046                  1,137               1,075,719                  85,404
LIABILITIES
   Accrued expenses                             1,543                     26                   1,320                     102
                                  -------------------     ------------------     -------------------     -------------------
NET ASSETS                        $         1,276,503     $            1,111     $         1,074,399     $            85,302
                                  ===================     ==================     ===================     ===================
Accumulation units outstanding                484,669                  1,088                 422,197                  37,798
                                  ===================     ==================     ===================     ===================
Unit value                        $          2.633762     $         1.021520     $          2.544783     $          2.256797
                                  ===================     ==================     ===================     ===================

                        See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003
                                   (CONTINUED)

                                    PHOENIX-KAYNE           PHOENIX-LAZARD
                                      SMALL-CAP              INTERNATIONAL          PHOENIX-LAZARD         PHOENIX-LAZARD
                                    QUALITY VALUE            EQUITY SELECT          SMALL-CAP VALUE        U.S. MULTI-CAP
                                      SUBACCOUNT              SUBACCOUNT              SUBACCOUNT             SUBACCOUNT
                                  -------------------     ------------------     -------------------     -------------------
ASSETS
   Investment at cost             $           223,227     $           28,357     $           404,293     $            12,408
                                  ===================     ==================     ===================     ===================
   Investment at market           $           246,289     $           31,952     $           438,028     $            15,943
                                  -------------------     ------------------     -------------------     -------------------
      Total assets                            246,289                 31,952                 438,028                  15,943
LIABILITIES
   Accrued expenses                               291                     38                     504                      19
                                  -------------------     ------------------     -------------------     -------------------
NET ASSETS                        $           245,998     $           31,914     $           437,524     $            15,924
                                  ===================     ==================     ===================     ===================
Accumulation units outstanding                103,168                 13,079                 163,909                   6,268
                                  ===================     ==================     ===================     ===================
Unit value                        $          2.384466     $         2.440281     $          2.669307     $          2.540187
                                  ===================     ==================     ===================     ===================

                                     PHOENIX-LORD            PHOENIX-LORD            PHOENIX-LORD           PHOENIX-MFS
                                     ABBETT BOND-           ABBETT LARGE-CAP        ABBETT MID-CAP        INVESTORS GROWTH
                                      DEBENTURE                 VALUE                   VALUE                  STOCK
                                      SUBACCOUNT              SUBACCOUNT              SUBACCOUNT             SUBACCOUNT
                                  -------------------     ------------------     -------------------     -------------------
ASSETS
   Investment at cost             $            16,553     $          100,134     $            72,474     $         2,234,175
                                  ===================     ==================     ===================     ===================
   Investment at market           $            17,266     $          115,874     $            85,517     $         1,641,791
                                  -------------------     ------------------     -------------------     -------------------
      Total assets                             17,266                115,874                  85,517               1,641,791
LIABILITIES
   Accrued expenses                                20                    137                     101                   1,950
                                  -------------------     ------------------     -------------------     -------------------
NET ASSETS                        $            17,246     $          115,737     $            85,416     $         1,639,841
                                  ===================     ==================     ===================     ===================
Accumulation units outstanding                  7,015                 45,624                  34,951               1,442,695
                                  ===================     ==================     ===================     ===================
Unit value                        $          2.458277     $         2.536770     $          2.443839     $          1.136651
                                  ===================     ==================     ===================     ===================

                                                                                                              PHOENIX-
                                                                                                              NORTHERN
                                     PHOENIX-MFS             PHOENIX-MFS               PHOENIX-              NASDAQ-100
                                   INVESTORS TRUST              VALUE              NORTHERN DOW 30            INDEX(R)
                                      SUBACCOUNT              SUBACCOUNT              SUBACCOUNT             SUBACCOUNT
                                  -------------------     ------------------     -------------------     -------------------
ASSETS
   Investment at cost             $            13,604     $          269,907     $           298,436     $            61,785
                                  ===================     ==================     ===================     ===================
   Investment at market           $            15,490     $          283,119     $           310,746     $            54,949
                                  -------------------     ------------------     -------------------     -------------------
      Total assets                             15,490                283,119                 310,746                  54,949
LIABILITIES
   Accrued expenses                                18                    356                     367                      65
                                  -------------------     ------------------     -------------------     -------------------
NET ASSETS                        $            15,472     $          282,763     $           310,379     $            54,884
                                  ===================     ==================     ===================     ===================
Accumulation units outstanding                  7,874                128,043                 167,592                  67,563
                                  ===================     ==================     ===================     ===================
Unit value                        $          1.965081     $         2.208341     $          1.851984     $          0.812311
                                  ===================     ==================     ===================     ===================

                        See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003
                                   (CONTINUED)

                                                               PHOENIX-
                                       PHOENIX-                OAKHURST                PHOENIX-           PHOENIX-SANFORD
                                   OAKHURST GROWTH             STRATEGIC            OAKHURST VALUE        BERNSTEIN GLOBAL
                                      AND INCOME              ALLOCATION                EQUITY                 VALUE
                                      SUBACCOUNT              SUBACCOUNT              SUBACCOUNT             SUBACCOUNT
                                  -------------------     ------------------     -------------------     -------------------
ASSETS
   Investment at cost             $         1,380,125     $        1,619,948     $         1,809,414     $           225,278
                                  ===================     ==================     ===================     ===================
   Investment at market           $         1,153,016     $        1,640,277     $         1,610,447     $           245,055
                                  -------------------     ------------------     -------------------     -------------------
      Total assets                          1,153,016              1,640,277               1,610,447                 245,055
LIABILITIES
   Accrued expenses                             1,365                  1,969                   1,874                     290
                                  -------------------     ------------------     -------------------     -------------------
NET ASSETS                        $         1,151,651     $        1,638,308     $         1,608,573     $           244,765
                                  ===================     ==================     ===================     ===================
Accumulation units outstanding                644,410                747,435                 752,681                 118,033
                                  ===================     ==================     ===================     ===================
Unit value                        $          1.787139     $         2.191906     $          2.137122     $          2.073700
                                  ===================     ==================     ===================     ===================

                                   PHOENIX-SANFORD         PHOENIX-SANFORD
                                    BERNSTEIN MID-         BERNSTEIN SMALL-         PHOENIX-SENECA         PHOENIX-SENECA
                                      CAP VALUE               CAP VALUE             MID-CAP GROWTH         STRATEGIC THEME
                                      SUBACCOUNT              SUBACCOUNT              SUBACCOUNT              SUBACCOUNT
                                  -------------------     ------------------     -------------------     -------------------
ASSETS
   Investment at cost             $         1,631,538     $          801,382     $           983,557     $           920,522
                                  ===================     ==================     ===================     ===================
   Investment at market           $         2,131,796     $        1,068,325     $           607,164     $           421,779
                                  -------------------     ------------------     -------------------     -------------------
      Total assets                          2,131,796              1,068,325                 607,164                 421,779
LIABILITIES
   Accrued expenses                             2,488                  1,250                     718                     507
                                  -------------------     ------------------     -------------------     -------------------
NET ASSETS                        $         2,129,308     $        1,067,075     $           606,446     $           421,272
                                  ===================     ==================     ===================     ===================
Accumulation units outstanding                635,683                342,538                 387,254                 298,472
                                  ===================     ==================     ===================     ===================
Unit value                        $          3.349642     $         3.115188     $          1.566018     $          1.411434
                                  ===================     ==================     ===================     ===================

                                    PHOENIX-STATE
                                   STREET RESEARCH                                                         ALGER AMERICAN
                                       SMALL-CAP           AIM V.I. CAPITAL        AIM V.I. PREMIER           LEVERAGED
                                        GROWTH               APPRECIATION               EQUITY                  ALLCAP
                                      SUBACCOUNT              SUBACCOUNT              SUBACCOUNT              SUBACCOUNT
                                  -------------------     ------------------     -------------------     -------------------
ASSETS
   Investment at cost             $            27,400     $           49,627     $           138,074     $           198,250
                                  ===================     ==================     ===================     ===================
   Investment at market           $            37,133     $           53,654     $           137,879     $           199,641
                                  -------------------     ------------------     -------------------     -------------------
      Total assets                             37,133                 53,654                 137,879                 199,641
LIABILITIES
   Accrued expenses                                52                     51                     164                     237
                                  -------------------     ------------------     -------------------     -------------------
NET ASSETS                        $            37,081     $           53,603     $           137,715     $           199,404
                                  ===================     ==================     ===================     ===================
Accumulation units outstanding                 12,213                 30,397                  86,466                 181,978
                                  ===================     ==================     ===================     ===================
Unit value                        $          3.035991     $         1.763397     $          1.592714     $          1.095753
                                  ===================     ==================     ===================     ===================

                        See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003
                                   (CONTINUED)

                                    FEDERATED FUND          FEDERATED HIGH
                                       FOR U.S.               INCOME BOND
                                      GOVERNMENT              FUND II --                                     VIP GROWTH
                                     SECURITIES II          PRIMARY SHARES         VIP CONTRAFUND(R)        OPPORTUNITIES
                                      SUBACCOUNT              SUBACCOUNT              SUBACCOUNT             SUBACCOUNT
                                  -------------------     ------------------     -------------------     -------------------
ASSETS
   Investment at cost             $         1,464,036     $          768,006     $           246,704     $           150,376
                                  ===================     ==================     ===================     ===================
   Investment at market           $         1,526,335     $          811,195     $           295,828     $           166,657
                                  -------------------     ------------------     -------------------     -------------------
      Total assets                          1,526,335                811,195                 295,828                 166,657
LIABILITIES
   Accrued expenses                             1,855                    960                     336                     192
                                  -------------------     ------------------     -------------------     -------------------
NET ASSETS                        $         1,524,480     $          810,235     $           295,492     $           166,465
                                  ===================     ==================     ===================     ===================
Accumulation units outstanding                603,823                361,831                 161,997                 118,132
                                  ===================     ==================     ===================     ===================
Unit value                        $          2.524715     $         2.239269     $          1.824067     $          1.409157
                                  ===================     ==================     ===================     ===================

                                                                                      TEMPLETON
                                                                                      DEVELOPING              TEMPLETON
                                                             MUTUAL SHARES             MARKETS                 FOREIGN
                                      VIP GROWTH              SECURITIES              SECURITIES              SECURITIES
                                      SUBACCOUNT              SUBACCOUNT              SUBACCOUNT              SUBACCOUNT
                                  -------------------     ------------------     -------------------     -------------------
ASSETS
   Investment at cost             $           816,050     $          246,213     $            33,697     $           587,401
                                  ===================     ==================     ===================     ===================
   Investment at market           $           962,539     $          263,604     $            38,215     $           484,134
                                  -------------------     ------------------     -------------------     -------------------
      Total assets                            962,539                263,604                  38,215                 484,134
LIABILITIES
   Accrued expenses                             1,135                    315                      45                     586
                                  -------------------     ------------------     -------------------     -------------------
NET ASSETS                        $           961,404     $          263,289     $            38,170     $           483,548
                                  ===================     ==================     ===================     ===================
Accumulation units outstanding                787,080                102,062                  20,076                 274,920
                                  ===================     ==================     ===================     ===================
Unit value                        $          1.221482     $         2.579702     $          1.901166     $          1.758867
                                  ===================     ==================     ===================     ===================

                                      TEMPLETON               TEMPLETON
                                     GLOBAL ASSET               GROWTH              RYDEX VARIABLE          RYDEX VARIABLE
                                      ALLOCATION              SECURITIES              TRUST JUNO              TRUST NOVA
                                      SUBACCOUNT              SUBACCOUNT              SUBACCOUNT              SUBACCOUNT
                                  -------------------     ------------------     -------------------     -------------------
ASSETS
   Investment at cost             $            10,015     $        1,163,706     $            12,074     $            48,246
                                  ===================     ==================     ===================     ===================
   Investment at market           $             9,711     $        1,117,902     $            11,434     $            53,993
                                  -------------------     ------------------     -------------------     -------------------
      Total assets                              9,711              1,117,902                  11,434                  53,993
LIABILITIES
   Accrued expenses                                12                  1,294                      36                      63
                                  -------------------     ------------------     -------------------     -------------------
NET ASSETS                        $             9,699     $        1,116,608     $            11,398     $            53,930
                                  ===================     ==================     ===================     ===================
Accumulation units outstanding                  4,577                500,752                  10,845                  44,404
                                  ===================     ==================     ===================     ===================
Unit value                        $          2.118884     $         2.229858     $          1.051005     $          1.214510
                                  ===================     ==================     ===================     ===================

                        See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003
                                   (CONTINUED)

                                    RYDEX VARIABLE            SCUDDER VIT
                                     TRUST SECTOR           EAFE(R) EQUITY            SCUDDER VIT
                                       ROTATION                 INDEX              EQUITY 500 INDEX          TECHNOLOGY
                                      SUBACCOUNT              SUBACCOUNT              SUBACCOUNT             SUBACCOUNT
                                  -------------------     ------------------     -------------------     -------------------
ASSETS
   Investment at cost             $           398,462     $           26,672     $            28,874     $           857,886
                                  ===================     ==================     ===================     ===================
   Investment at market           $           444,077     $           22,028     $            34,992     $           241,266
                                  -------------------     ------------------     -------------------     -------------------
      Total assets                            444,077                 22,028                  34,992                 241,266
LIABILITIES
   Accrued expenses                               522                     26                      42                     288
                                  -------------------     ------------------     -------------------     -------------------
NET ASSETS                        $           443,555     $           22,002     $            34,950     $           240,978
                                  ===================     ==================     ===================     ===================
Accumulation units outstanding                384,970                 17,099                  16,956                 420,740
                                  ===================     ==================     ===================     ===================
Unit value                        $          1.152179     $         1.286738     $          2.061119     $          0.572747
                                  ===================     ==================     ===================     ===================

                                                               WANGER                                       WANGER U.S.
                                    WANGER FOREIGN          INTERNATIONAL                                     SMALLER
                                        FORTY                 SMALL CAP              WANGER TWENTY           COMPANIES
                                      SUBACCOUNT              SUBACCOUNT              SUBACCOUNT             SUBACCOUNT
                                  -------------------     ------------------     -------------------     -------------------
ASSETS
   Investment at cost             $           211,818     $          930,691     $           147,190     $         1,267,425
                                  ===================     ==================     ===================     ===================
   Investment at market           $           164,323     $          592,703     $           197,752     $         1,646,645
                                  -------------------     ------------------     -------------------     -------------------
      Total assets                            164,323                592,703                 197,752               1,646,645
LIABILITIES
   Accrued expenses                               184                    711                     232                   1,971
                                  -------------------     ------------------     -------------------     -------------------
NET ASSETS                        $           164,139     $          591,992     $           197,520     $         1,644,674
                                  ===================     ==================     ===================     ===================
Accumulation units outstanding                 66,933                277,701                  65,554                 617,367
                                  ===================     ==================     ===================     ===================
Unit value                        $          2.452278     $         2.131759     $          3.013145     $          2.664010
                                  ===================     ==================     ===================     ===================

                        See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                           PHOENIX-                           PHOENIX-ALLIANCE/   PHOENIX-ALLIANCE/
                                                           ABERDEEN          PHOENIX-AIM          BERNSTEIN           BERNSTEIN
                                                         INTERNATIONAL      MID-CAP EQUITY      ENHANCED INDEX      GROWTH + VALUE
                                                          SUBACCOUNT          SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                                       -----------------  ------------------   ----------------   -----------------
Investment income
   Distributions                                       $          17,164  $              -     $          3,516   $             332
Expenses
   Mortality and expense fees                                     11,892                 111              4,398               2,192
   Indexing (gain) loss                                              370                 -                   96                  50
                                                       -----------------  ------------------   ----------------   -----------------
Net investment income (loss)                                       4,902                (111)              (978)             (1,910)
                                                       -----------------  ------------------   ----------------   -----------------
Net realized gain (loss) from share transactions                   4,342              (3,245)           (10,481)              7,729
Net realized gain distribution from Fund                             -                   -                  -                   -
Net change in unrealized appreciation (depreciation)
   on investment                                                 249,098               4,569             82,330              27,219
                                                       -----------------  ------------------   ----------------   -----------------
Net gain (loss) on investment                                    253,440               1,324             71,849              34,948
Net increase (decrease) in net assets resulting from
   operations                                          $         258,342  $            1,213   $         70,871   $          33,038
                                                       =================  ==================   ================   =================

                                                                                                    PHOENIX-
                                                        PHOENIX-DUFF &         PHOENIX-          ENGEMANN SMALL        PHOENIX-
                                                          PHELPS REAL          ENGEMANN            & MID-CAP        GOODWIN MONEY
                                                       ESTATE SECURITIES    CAPITAL GROWTH          GROWTH              MARKET
                                                          SUBACCOUNT          SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                                       -----------------  ------------------   ----------------   -----------------
Investment income
   Distributions                                       $          18,671  $              939   $            -     $          11,821
Expenses
   Mortality and expense fees                                      7,667              13,406              6,031              22,890
   Indexing (gain) loss                                              249                 322                220                 150
                                                       -----------------  ------------------   ----------------   -----------------
Net investment income (loss)                                      10,755             (12,789)            (6,251)            (11,219)
                                                       -----------------  ------------------   ----------------   -----------------
Net realized gain (loss) from share transactions                  (8,471)            (14,633)            (1,966)                -
Net realized gain distribution from Fund                          19,024                 -                  -                   -
Net change in unrealized appreciation (depreciation)
   on investment                                                 144,941             245,913            173,682                 -
                                                       -----------------  ------------------   ----------------   -----------------
Net gain (loss) on investment                                    155,494             231,280            171,716                 -
Net increase (decrease) in net assets resulting from
   operations                                          $         166,249  $          218,491   $        165,465   $         (11,219)
                                                       =================  ==================   ================   =================

                                                            PHOENIX-           PHOENIX-
                                                         GOODWIN MULTI-     GOODWIN MULTI-
                                                          SECTOR FIXED       SECTOR SHORT       PHOENIX-JANUS       PHOENIX-KAYNE
                                                             INCOME           TERM BOND        FLEXIBLE INCOME     RISING DIVIDENDS
                                                           SUBACCOUNT       SUBACCOUNT(4)         SUBACCOUNT          SUBACCOUNT
                                                       -----------------  ------------------   ----------------   -----------------
Investment income
   Distributions                                       $          96,541  $              370   $         43,290   $             432
Expenses
   Mortality and expense fees                                     18,737                 174             16,748                 714
   Indexing (gain) loss                                              263                   3                159                  14
                                                       -----------------  ------------------   ----------------   -----------------
Net investment income (loss)                                      77,541                 193             26,383                (296)
                                                       -----------------  ------------------   ----------------   -----------------
Net realized gain (loss) from share transactions                   6,934               1,330              4,518                 101
Net realized gain distribution from Fund                             -                   -               21,505                 534
Net change in unrealized appreciation (depreciation)
   on investment                                                  82,347                  35              4,750               8,621
                                                       -----------------  ------------------   ----------------   -----------------
Net gain (loss) on investment                                     89,281               1,365             30,773               9,256
Net increase (decrease) in net assets resulting from
   operations                                          $         166,822  $            1,558   $         57,156   $           8,960
                                                       =================  ==================   ================   =================

                        See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                                        PHOENIX-KAYNE       PHOENIX-LAZARD
                                                           SMALL-CAP        INTERNATIONAL      PHOENIX-LAZARD      PHOENIX-LAZARD
                                                        QUALITY VALUE       EQUITY SELECT      SMALL-CAP VALUE     U.S. MULTI-CAP
                                                          SUBACCOUNT        SUBACCOUNT(1)         SUBACCOUNT         SUBACCOUNT
                                                       ----------------   ------------------   ----------------   ----------------
Investment income
   Distributions                                       $          1,786   $              159   $            322   $             59
Expenses
   Mortality and expense fees                                     1,302                  104              1,361                192
   Indexing (gain) loss                                              37                    4                 44                  5
                                                       ----------------   ------------------   ----------------   ----------------
Net investment income (loss)                                        447                   51             (1,083)              (138)
                                                       ----------------   ------------------   ----------------   ----------------
Net realized gain (loss) from share transactions                   (102)                  33               (118)                85
Net realized gain distribution from Fund                             78                   27              3,976                304
Net change in unrealized appreciation (depreciation)
   on investment                                                 22,676                3,595             33,861              3,026
                                                       ----------------   ------------------   ----------------   ----------------
Net gain (loss) on investment                                    22,652                3,655             37,719              3,415
Net increase (decrease) in net assets resulting from
   operations                                          $         23,099   $            3,706   $         36,636   $          3,277
                                                       ================   ==================   ================   ================

                                                         PHOENIX-LORD        PHOENIX-LORD        PHOENIX-LORD       PHOENIX-MFS
                                                         ABBETT BOND-      ABBETT LARGE-CAP     ABBETT MID-CAP    INVESTORS GROWTH
                                                          DEBENTURE             VALUE               VALUE              STOCK
                                                          SUBACCOUNT          SUBACCOUNT          SUBACCOUNT         SUBACCOUNT
                                                       ----------------   ------------------   ----------------   ----------------
Investment income
   Distributions                                       $            673   $              451   $            358   $            -
Expenses
   Mortality and expense fees                                       151                  728                708             19,390
   Indexing (gain) loss                                               3                   21                 17                445
                                                       ----------------   ------------------   ----------------   ----------------
Net investment income (loss)                                        519                 (298)              (367)           (19,835)
                                                       ----------------   ------------------   ----------------   ----------------
Net realized gain (loss) from share transactions                    213                    6             (2,305)            (3,754)
Net realized gain distribution from Fund                            139                  219                441                -
Net change in unrealized appreciation (depreciation)
   on investment                                                    714               15,826             12,987            298,459
                                                       ----------------   ------------------   ----------------   ----------------
Net gain (loss) on investment                                     1,066               16,051             11,123            294,705
Net increase (decrease) in net assets resulting from
   operations                                          $          1,585   $           15,753   $         10,756   $        274,870
                                                       ================   ==================   ================   ================

                                                                                                                      PHOENIX-
                                                                                                                      NORTHERN
                                                         PHOENIX-MFS         PHOENIX-MFS           PHOENIX-          NASDAQ-100
                                                        INVESTORS TRUST         VALUE           NORTHERN DOW 30       INDEX(R)
                                                          SUBACCOUNT          SUBACCOUNT          SUBACCOUNT         SUBACCOUNT
                                                       ----------------   ------------------   ----------------   ----------------
Investment income
   Distributions                                       $             79   $            4,620   $          4,357   $            -
Expenses
   Mortality and expense fees                                       261                8,441              3,511                532
   Indexing (gain) loss                                               1                  181                 83                 12
                                                       ----------------   ------------------   ----------------   ----------------
Net investment income (loss)                                       (183)              (4,002)               763               (544)
                                                       ----------------   ------------------   ----------------   ----------------
Net realized gain (loss) from share transactions                 (7,632)              15,453               (564)            (1,920)
Net realized gain distribution from Fund                            -                    -                  -                  -
Net change in unrealized appreciation (depreciation)
   on investment                                                  5,949               99,423             61,242             16,954
                                                       ----------------   ------------------   ----------------   ----------------
Net gain (loss) on investment                                    (1,683)             114,876             60,678             15,034
Net increase (decrease) in net assets resulting from
   operations                                          $         (1,866)  $          110,874   $         61,441   $         14,490
                                                       ================   ==================   ================   ================

                        See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                                                               PHOENIX-
                                                           PHOENIX-            OAKHURST            PHOENIX-       PHOENIX-SANFORD
                                                       OAKHURST GROWTH         STRATEGIC        OAKHURST VALUE    BERNSTEIN GLOBAL
                                                          AND INCOME          ALLOCATION            EQUITY             VALUE
                                                          SUBACCOUNT          SUBACCOUNT          SUBACCOUNT         SUBACCOUNT
                                                       ----------------   ------------------   ----------------   ----------------
Investment income
   Distributions                                       $         11,546   $           39,274   $          9,418   $          3,082
Expenses
   Mortality and expense fees                                    13,733               19,947             14,029              2,864
   Indexing (gain) loss                                             338                  381                302                 76
                                                       ----------------   ------------------   ----------------   ----------------
Net investment income (loss)                                     (2,525)              18,946             (4,913)               142
                                                       ----------------   ------------------   ----------------   ----------------
Net realized gain (loss) from share transactions                (29,423)              (1,787)           (21,963)            (3,372)
Net realized gain distribution from Fund                            -                    -                  -                  -
Net change in unrealized appreciation (depreciation)
   on investment                                                268,106              232,546            240,588             58,721
                                                       ----------------   ------------------   ----------------   ----------------
Net gain (loss) on investment                                   238,683              230,759            218,625             55,349
Net increase (decrease) in net assets resulting from
   operations                                          $        236,158   $          249,705   $        213,712   $         55,491
                                                       ================   ==================   ================   ================

                                                        PHOENIX-SANFORD     PHOENIX-SANFORD
                                                         BERNSTEIN MID-     BERNSTEIN SMALL-    PHOENIX-SENECA     PHOENIX-SENECA
                                                           CAP VALUE           CAP VALUE        MID-CAP GROWTH     STRATEGIC THEME
                                                          SUBACCOUNT          SUBACCOUNT          SUBACCOUNT         SUBACCOUNT
                                                       ----------------   ------------------   ----------------   ----------------
Investment income
   Distributions                                       $          3,300   $              -     $            -     $            -
Expenses
   Mortality and expense fees                                    22,789               14,054              7,244              5,050
   Indexing (gain) loss                                             726                  425                189                146
                                                       ----------------   ------------------   ----------------   ----------------
Net investment income (loss)                                    (20,215)             (14,479)            (7,433)            (5,196)
                                                       ----------------   ------------------   ----------------   ----------------
Net realized gain (loss) from share transactions                (78,216)            (121,334)           (20,585)           (86,338)
Net realized gain distribution from Fund                         64,811               18,554                -                  -
Net change in unrealized appreciation (depreciation)
   on investment                                                581,951              426,550            153,618            202,678
                                                       ----------------   ------------------   ----------------   ----------------
Net gain (loss) on investment                                   568,546              323,770            133,033            116,340
Net increase (decrease) in net assets resulting from
   operations                                          $        548,331   $          309,291   $        125,600   $        111,144
                                                       ================   ==================   ================   ================

                                                         PHOENIX-STATE
                                                        STREET RESEARCH                                            ALGER AMERICAN
                                                           SMALL-CAP       AIM V.I. CAPITAL    AIM V.I. PREMIER       LEVERAGED
                                                            GROWTH           APPRECIATION           EQUITY             ALLCAP
                                                          SUBACCOUNT          SUBACCOUNT          SUBACCOUNT         SUBACCOUNT
                                                       ----------------   ------------------   ----------------   ----------------
Investment income
   Distributions                                       $            -     $              -     $            381   $            -
Expenses
   Mortality and expense fees                                     2,238                  372              1,636              2,454
   Indexing (gain) loss                                             156                    7                 41                 64
                                                       ----------------   ------------------   ----------------   ----------------
Net investment income (loss)                                     (2,394)                (379)            (1,296)            (2,518)
                                                       ----------------   ------------------   ----------------   ----------------
Net realized gain (loss) from share transactions                 89,744                  (14)               193            (12,666)
Net realized gain distribution from Fund                          2,172                  -                  -                  -
Net change in unrealized appreciation (depreciation)
   on investment                                                  9,739                7,177             27,339             67,099
                                                       ----------------   ------------------   ----------------   ----------------
Net gain (loss) on investment                                   101,655                7,163             27,532             54,433
Net increase (decrease) in net assets resulting from
   operations                                          $         99,261   $            6,784   $         26,236   $         51,915
                                                       ================   ==================   ================   ================

                        See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                                        FEDERATED FUND      FEDERATED HIGH
                                                           FOR U.S.           INCOME BOND
                                                          GOVERNMENT           FUND II --                            VIP GROWTH
                                                         SECURITIES II      PRIMARY SHARES     VIP CONTRAFUND(R)    OPPORTUNITIES
                                                          SUBACCOUNT          SUBACCOUNT          SUBACCOUNT         SUBACCOUNT
                                                       ----------------   ------------------   ----------------   ----------------
Investment income
   Distributions                                       $         71,025   $           19,342   $            820   $            725
Expenses
   Mortality and expense fees                                    24,035                7,070              3,154              1,717
   Indexing (gain) loss                                             180                  129                 86                 43
                                                       ----------------   ------------------   ----------------   ----------------
Net investment income (loss)                                     46,810               12,143             (2,420)            (1,035)
                                                       ----------------   ------------------   ----------------   ----------------
Net realized gain (loss) from share transactions                 (1,247)                 531            (18,643)            (9,769)
Net realized gain distribution from Fund                          9,211                  -                  -                  -
Net change in unrealized appreciation (depreciation)
   on investment                                                (34,195)              75,171             72,971             42,997
                                                       ----------------   ------------------   ----------------   ----------------
Net gain (loss) on investment                                   (26,231)              75,702             54,328             33,228
Net increase (decrease) in net assets resulting from
   operations                                          $         20,579   $           87,845   $         51,908   $         32,193
                                                       ================   ==================   ================   ================

                                                                                                  TEMPLETON
                                                                                                  DEVELOPING         TEMPLETON
                                                                             MUTUAL SHARES          MARKETS           FOREIGN
                                                          VIP GROWTH          SECURITIES          SECURITIES         SECURITIES
                                                          SUBACCOUNT          SUBACCOUNT          SUBACCOUNT         SUBACCOUNT
                                                       ----------------   ------------------   ----------------   ----------------
Investment income
   Distributions                                       $          1,338   $            2,209   $            349   $         14,483
Expenses
   Mortality and expense fees                                    10,576                2,950                400             10,215
   Indexing (gain) loss                                             319                   69                 21                255
                                                       ----------------   ------------------   ----------------   ----------------
Net investment income (loss)                                     (9,557)                (810)               (72)             4,013
                                                       ----------------   ------------------   ----------------   ----------------
Net realized gain (loss) from share transactions                (29,358)              (1,919)                23            (13,132)
Net realized gain distribution from Fund                            -                    -                  -                  -
Net change in unrealized appreciation (depreciation)
   on investment                                                253,047               49,680             12,949            192,868
                                                       ----------------   ------------------   ----------------   ----------------
Net gain (loss) on investment                                   223,689               47,761             12,972            179,736
Net increase (decrease) in net assets resulting from
   operations                                          $        214,132   $           46,951   $         12,900   $        183,749
                                                       ================   ==================   ================   ================

                                                          TEMPLETON           TEMPLETON
                                                         GLOBAL ASSET           GROWTH          RYDEX VARIABLE     RYDEX VARIABLE
                                                          ALLOCATION          SECURITIES          TRUST JUNO         TRUST NOVA
                                                          SUBACCOUNT          SUBACCOUNT         SUBACCOUNT(3)      SUBACCOUNT(5)
                                                       ----------------   ------------------   ----------------   ----------------
Investment income
   Distributions                                       $            220   $            6,671   $            -     $            -
Expenses
   Mortality and expense fees                                       114                6,991                273                204
   Indexing (gain) loss                                               5                  200                -                    8
                                                       ----------------   ------------------   ----------------   ----------------
Net investment income (loss)                                        101                 (520)              (273)              (212)
                                                       ----------------   ------------------   ----------------   ----------------
Net realized gain (loss) from share transactions                   (143)              (1,540)            (2,868)                 4
Net realized gain distribution from Fund                            -                    -                  -                  -
Net change in unrealized appreciation (depreciation)
   on investment                                                  2,338              164,297               (640)             5,747
                                                       ----------------   ------------------   ----------------   ----------------
Net gain (loss) on investment                                     2,195              162,757             (3,508)             5,751
Net increase (decrease) in net assets resulting from
   operations                                          $          2,296   $          162,237   $         (3,781)  $          5,539
                                                       ================   ==================   ================   ================

                        See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                                        RYDEX VARIABLE        SCUDDER VIT
                                                         TRUST SECTOR       EAFE(R) EQUITY        SCUDDER VIT
                                                           ROTATION             INDEX          EQUITY 500 INDEX      TECHNOLOGY
                                                         SUBACCOUNT(2)        SUBACCOUNT          SUBACCOUNT         SUBACCOUNT
                                                       ----------------   ------------------   ----------------   ----------------
Investment income
   Distributions                                       $            -     $              669   $            325   $            -
Expenses
   Mortality and expense fees                                     2,554                  204                347              2,585
   Indexing (gain) loss                                              65                  (33)                10                 92
                                                       ----------------   ------------------   ----------------   ----------------
Net investment income (loss)                                     (2,619)                 498                (32)            (2,677)
                                                       ----------------   ------------------   ----------------   ----------------
Net realized gain (loss) from share transactions                    809                 (113)               221            (20,896)
Net realized gain distribution from Fund                            -                    -                  -                  -
Net change in unrealized appreciation (depreciation)
   on investment                                                 45,615                4,155              7,461             91,738
                                                       ----------------   ------------------   ----------------   ----------------
Net gain (loss) on investment                                    46,424                4,042              7,682             70,842
Net increase (decrease) in net assets resulting from
   operations                                          $         43,805   $            4,540   $          7,650   $         68,165
                                                       ================   ==================   ================   ================

                                                                               WANGER                               WANGER U.S.
                                                        WANGER FOREIGN      INTERNATIONAL                             SMALLER
                                                            FORTY             SMALL CAP         WANGER TWENTY        COMPANIES
                                                          SUBACCOUNT          SUBACCOUNT          SUBACCOUNT         SUBACCOUNT
                                                       ----------------   ------------------   ----------------   ----------------
Investment income
   Distributions                                       $            362   $            1,284   $            -     $            -
Expenses
   Mortality and expense fees                                     1,525                5,966              2,338             18,454
   Indexing (gain) loss                                              52                  212                 67                673
                                                       ----------------   ------------------   ----------------   ----------------
Net investment income (loss)                                     (1,215)              (4,894)            (2,405)           (19,127)
                                                       ----------------   ------------------   ----------------   ----------------
Net realized gain (loss) from share transactions                (39,471)                 706              3,421              5,998
Net realized gain distribution from Fund                            -                    -                  -                  -
Net change in unrealized appreciation (depreciation)
   on investment                                                 77,919              185,979             42,034            497,152
                                                       ----------------   ------------------   ----------------   ----------------
Net gain (loss) on investment                                    38,448              186,685             45,455            503,150
Net increase (decrease) in net assets resulting from
   operations                                          $         37,233   $          181,791   $         43,050   $        484,023
                                                       ================   ==================   ================   ================

Footnotes for Statements of Operations
For the period ended December 31, 2003

(1) From inception April 29, 2003 to December 31, 2003.
(2) From inception June 4, 2003 to December 31, 2003.
(3) From inception August 8, 2003 to December 31, 2003.
(4) From inception August 13, 2003 to December 31, 2003.
(5) From inception September 3, 2003 to December 31, 2003.

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                      PHOENIX-                          PHOENIX-ALLIANCE/   PHOENIX-ALLIANCE/
                                                      ABERDEEN          PHOENIX-AIM         BERNSTEIN           BERNSTEIN
                                                   INTERNATIONAL       MID-CAP EQUITY     ENHANCED INDEX      GROWTH + VALUE
                                                     SUBACCOUNT          SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                 -----------------     --------------   -----------------   -----------------
FROM OPERATIONS
   Net investment income (loss)                 $            4,902     $         (111)  $            (978)  $          (1,910)
   Net realized gain (loss)                                  4,342             (3,245)            (10,481)              7,729
   Net change in unrealized appreciation
      (depreciation) on investments                        249,098              4,569              82,330              27,219
                                                 -----------------     --------------   -----------------   -----------------
   Net increase (decrease) resulting from
      operations                                           258,342              1,213              70,871              33,038
                                                 -----------------     --------------   -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                     15,907                 (1)                380              13,749
   Participant transfers                                    53,671 +           (7,976)            (55,014)           (130,397)
   Participant withdrawals                                 (30,295)               (15)             (6,820)               (519)
                                                 -----------------     --------------   -----------------   -----------------
   Net increase (decrease) in net assets
      resulting from participant transactions               39,283             (7,992)            (61,454)           (117,167)
                                                 -----------------     --------------   -----------------   -----------------
   Net increase (decrease) in net assets                   297,625             (6,779)              9,417             (84,129)
NET ASSETS
   Beginning of period                                     775,796             19,453             325,973             174,395
                                                 -----------------     --------------   -----------------   -----------------
   End of period                                 $       1,073,421     $       12,674   $         335,390   $          90,266
                                                 =================     ==============   =================   =================

                                                                                            PHOENIX-
                                                  PHOENIX-DUFF &          PHOENIX-       ENGEMANN SMALL         PHOENIX-
                                                    PHELPS REAL           ENGEMANN         & MID-CAP          GOODWIN MONEY
                                                 ESTATE SECURITIES     CAPITAL GROWTH        GROWTH              MARKET
                                                    SUBACCOUNT           SUBACCOUNT        SUBACCOUNT          SUBACCOUNT
                                                 -----------------     --------------   -----------------   -----------------
FROM OPERATIONS
   Net investment income (loss)                  $          10,755     $      (12,789)  $          (6,251)  $         (11,219)
   Net realized gain (loss)                                 10,553            (14,633)             (1,966)                -
   Net change in unrealized appreciation
        (depreciation) on investments                      144,941            245,913             173,682                 -
                                                 -----------------     --------------   -----------------   -----------------
   Net increase (decrease) resulting from
      operations                                           166,249            218,491             165,465             (11,219)
                                                 -----------------     --------------   -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                      9,664              5,179                 790              11,206
   Participant transfers                                  (189,202)            (7,995)            (49,247)           (359,015)
   Participant withdrawals                                 (14,047)           (30,810)            (17,297)           (114,640)
                                                 -----------------     --------------   -----------------   -----------------
   Net increase (decrease) in net assets
      resulting from participant transactions             (193,585)           (33,626)            (65,754)           (462,449)
                                                 -----------------     --------------   -----------------   -----------------
   Net increase (decrease) in net assets                   (27,336)           184,865              99,711            (473,668)
NET ASSETS
   Beginning of period                                     693,624            932,851             417,778           1,857,515
                                                 -----------------     --------------   -----------------   -----------------
   End of period                                 $         666,288     $    1,117,716   $         517,489   $       1,383,847
                                                 =================     ==============   =================   =================

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                                            PHOENIX-           PHOENIX-
                                                         GOODWIN MULTI-     GOODWIN MULTI-
                                                          SECTOR FIXED       SECTOR SHORT     PHOENIX-JANUS      PHOENIX-KAYNE
                                                             INCOME           TERM BOND      FLEXIBLE INCOME    RISING DIVIDENDS
                                                           SUBACCOUNT       SUBACCOUNT(4)      SUBACCOUNT          SUBACCOUNT
                                                       -----------------   --------------   -----------------   ----------------
FROM OPERATIONS
   Net investment income (loss)                        $          77,541   $          193   $          26,383   $           (296)
   Net realized gain (loss)                                        6,934            1,330              26,023                635
   Net change in unrealized appreciation
      (depreciation) on investments                               82,347               35               4,750              8,621
                                                       -----------------   --------------   -----------------   ----------------
   Net increase (decrease) resulting from operations             166,822            1,558              57,156              8,960
                                                       -----------------   --------------   -----------------   ----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                           12,675              -                11,505                -
   Participant transfers                                         183,401             (447)            (59,334)            59,769
   Participant withdrawals                                      (110,044)             -               (90,956)            (1,726)
                                                       -----------------   --------------   -----------------   ----------------
   Net increase (decrease) in net assets resulting
      from participant transactions                               86,032             (447)           (138,785)            58,043
                                                       -----------------   --------------   -----------------   ----------------
   Net increase (decrease) in net assets                         252,854            1,111             (81,629)            67,003
NET ASSETS
   Beginning of period                                         1,023,649              -             1,156,028             18,299
                                                       -----------------   --------------   -----------------   ----------------
   End of period                                       $       1,276,503   $        1,111   $       1,074,399   $         85,302
                                                       =================   ==============   =================   ================

                                                         PHOENIX-KAYNE     PHOENIX-LAZARD
                                                           SMALL-CAP        INTERNATIONAL    PHOENIX-LAZARD      PHOENIX-LAZARD
                                                         QUALITY VALUE      EQUITY SELECT    SMALL-CAP VALUE     U.S. MULTI-CAP
                                                           SUBACCOUNT       SUBACCOUNT(1)      SUBACCOUNT          SUBACCOUNT
                                                       -----------------   --------------   -----------------   ----------------
FROM OPERATIONS
   Net investment income (loss)                        $             447   $           51   $          (1,083)  $           (138)
   Net realized gain (loss)                                          (24)              60               3,858                389
   Net change in unrealized appreciation
      (depreciation) on investments                               22,676            3,595              33,861              3,026
                                                       -----------------   --------------   -----------------   ----------------
   Net increase (decrease) resulting from operations              23,099            3,706              36,636              3,277
                                                       -----------------   --------------   -----------------   ----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                              -                -                 2,715                -
   Participant transfers                                         206,533           28,631             382,545             (4,308)
   Participant withdrawals                                          (616)            (423)               (668)                (2)
                                                       -----------------   --------------   -----------------   ----------------
   Net increase (decrease) in net assets resulting
      from participant transactions                              205,917           28,208             384,592             (4,310)
                                                       -----------------   --------------   -----------------   ----------------
   Net increase (decrease) in net assets                         229,016           31,914             421,228             (1,033)
NET ASSETS
   Beginning of period                                            16,982              -                16,296             16,957
                                                       -----------------   --------------   -----------------   ----------------
   End of period                                       $         245,998   $       31,914   $         437,524   $         15,924
                                                       =================   ==============   =================   ================

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                                         PHOENIX-LORD      PHOENIX-LORD      PHOENIX-LORD          PHOENIX-MFS
                                                         ABBETT BOND-    ABBETT LARGE-CAP   ABBETT MID-CAP      INVESTORS GROWTH
                                                           DEBENTURE          VALUE             VALUE                STOCK
                                                          SUBACCOUNT        SUBACCOUNT        SUBACCOUNT           SUBACCOUNT
                                                      -----------------  ----------------   -----------------   ----------------
FROM OPERATIONS
   Net investment income (loss)                       $             519  $           (298)  $            (367)  $        (19,835)
   Net realized gain (loss)                                         352               225              (1,864)            (3,754)
   Net change in unrealized appreciation
      (depreciation) on investments                                 714            15,826              12,987            298,459
                                                      -----------------  ----------------   -----------------   ----------------
   Net increase (decrease) resulting from operations              1,585            15,753              10,756            274,870
                                                      -----------------  ----------------   -----------------   ----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                             -                 -                   -               16,852
   Participant transfers                                         13,442            94,334              54,530            258,191 ++
   Participant withdrawals                                         (164)               (1)                 (1)           (45,993)
                                                      -----------------  ----------------   -----------------   ----------------
   Net increase (decrease) in net assets resulting
      from participant transactions                              13,278            94,333              54,529            229,050
                                                      -----------------  ----------------   -----------------   ----------------
   Net increase (decrease) in net assets                         14,863           110,086              65,285            503,920
NET ASSETS
   Beginning of period                                            2,383             5,651              20,131          1,135,921
                                                      -----------------  ----------------   -----------------   ----------------
   End of period                                      $          17,246  $        115,737   $          85,416   $      1,639,841
                                                      =================  ================   =================   ================

                                                                                                                    PHOENIX-
                                                                                                                    NORTHERN
                                                          PHOENIX-MFS        PHOENIX-MFS        PHOENIX-           NASDAQ-100
                                                        INVESTORS TRUST        VALUE         NORTHERN DOW 30        INDEX(R)
                                                           SUBACCOUNT        SUBACCOUNT        SUBACCOUNT          SUBACCOUNT
                                                      -----------------  ----------------   -----------------   ----------------
FROM OPERATIONS
   Net investment income (loss)                       $            (183) $         (4,002)  $             763   $           (544)
   Net realized gain (loss)                                      (7,632)           15,453                (564)            (1,920)
   Net change in unrealized appreciation
      (depreciation) on investments                               5,949            99,423              61,242             16,954
                                                      -----------------  ----------------   -----------------   ----------------
   Net increase (decrease) resulting from operations             (1,866)          110,874              61,441             14,490
                                                      -----------------  ----------------   -----------------   ----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                             -              31,543                 240                -
   Participant transfers                                        (25,066)         (452,967)             33,316             13,552
   Participant withdrawals                                          (15)         (103,588)             (3,559)            (5,440)
                                                      -----------------  ----------------   -----------------   ----------------
   Net increase (decrease) in net assets resulting
      from participant transactions                             (25,081)         (525,012)             29,997              8,112
                                                      -----------------  ----------------   -----------------   ----------------
   Net increase (decrease) in net assets                        (26,947)         (414,138)             91,438             22,602
NET ASSETS
   Beginning of period                                           42,419           696,901             218,941             32,282
                                                      -----------------  ----------------   -----------------   ----------------
   End of period                                      $          15,472  $        282,763   $         310,379   $         54,884
                                                      =================  ================   =================   ================

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                                                              PHOENIX-
                                                            PHOENIX-          OAKHURST          PHOENIX-        PHOENIX-SANFORD
                                                        OAKHURST GROWTH       STRATEGIC      OAKHURST VALUE     BERNSTEIN GLOBAL
                                                           AND INCOME        ALLOCATION          EQUITY              VALUE
                                                           SUBACCOUNT        SUBACCOUNT        SUBACCOUNT          SUBACCOUNT
                                                      -----------------  ----------------   -----------------   ----------------
FROM OPERATIONS
   Net investment income (loss)                       $          (2,525) $         18,946   $          (4,913)  $            142
   Net realized gain (loss)                                     (29,423)           (1,787)            (21,963)            (3,372)
   Net change in unrealized appreciation
      (depreciation) on investments                             268,106           232,546             240,588             58,721
                                                      -----------------  ----------------   -----------------   ----------------
   Net increase (decrease) resulting from operations            236,158           249,705             213,712             55,491
                                                      -----------------  ----------------   -----------------   ----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                          23,964             8,895               6,985                -
   Participant transfers                                        (53,763)            4,415             454,514            (34,435)
   Participant withdrawals                                      (41,126)          (58,342)            (24,768)                (5)
                                                      -----------------  ----------------   -----------------   ----------------
   Net increase (decrease) in net assets resulting
      from participant transactions                             (70,925)          (45,032)            436,731            (34,440)
                                                      -----------------  ----------------   -----------------   ----------------
   Net increase (decrease) in net assets                        165,233           204,673             650,443             21,051
NET ASSETS
   Beginning of period                                          986,418         1,433,635             958,130            223,714
                                                      -----------------  ----------------   -----------------   ----------------
   End of period                                      $       1,151,651  $      1,638,308   $       1,608,573   $        244,765
                                                      =================  ================   =================   ================

                                                        PHOENIX-SANFORD   PHOENIX-SANFORD
                                                         BERNSTEIN MID-  BERNSTEIN SMALL-     PHOENIX-SENECA     PHOENIX-SENECA
                                                           CAP VALUE        CAP VALUE         MID-CAP GROWTH     STRATEGIC THEME
                                                           SUBACCOUNT       SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                                      -----------------  ----------------   -----------------   ----------------
FROM OPERATIONS
   Net investment income (loss)                       $         (20,215) $        (14,479)  $          (7,433)  $         (5,196)
   Net realized gain (loss)                                     (13,405)         (102,780)            (20,585)           (86,338)
   Net change in unrealized appreciation
      (depreciation) on investments                             581,951           426,550             153,618            202,678
                                                      -----------------  ----------------   -----------------   ----------------
   Net increase (decrease) resulting from operations            548,331           309,291             125,600            111,144
                                                      -----------------  ----------------   -----------------   ----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                          23,338            36,812              29,489             10,177
   Participant transfers                                       (285,135)         (640,244)            (28,050)           (30,608)
   Participant withdrawals                                      (47,281)          (21,245)            (28,319)           (13,641)
                                                      -----------------  ----------------   -----------------   ----------------
   Net increase (decrease) in net assets resulting
      from participant transactions                            (309,078)         (624,677)            (26,880)           (34,072)
                                                      -----------------  ----------------   -----------------   ----------------
   Net increase (decrease) in net assets                        239,253          (315,386)             98,720             77,072
NET ASSETS
   Beginning of period                                        1,890,055         1,382,461             507,726            344,200
                                                      -----------------  ----------------   -----------------   ----------------
   End of period                                      $       2,129,308  $      1,067,075   $         606,446   $        421,272
                                                      =================  ================   =================   ================

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                                        PHOENIX-STATE
                                                       STREET RESEARCH                                           ALGER AMERICAN
                                                           SMALL-CAP     AIM V.I. CAPITAL   AIM V.I. PREMIER        LEVERAGED
                                                            GROWTH         APPRECIATION          EQUITY              ALLCAP
                                                          SUBACCOUNT        SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                      -----------------  ----------------   -----------------   ----------------
FROM OPERATIONS
   Net investment income (loss)                       $          (2,394) $           (379)  $          (1,296)  $         (2,518)
   Net realized gain (loss)                                      91,916               (14)                193            (12,666)
   Net change in unrealized appreciation
      (depreciation) on investments                               9,739             7,177              27,339             67,099
                                                      -----------------  ----------------   -----------------   ----------------
   Net increase (decrease) resulting from operations             99,261             6,784              26,236             51,915
                                                      -----------------  ----------------   -----------------   ----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                           3,200               -                   -                  -
   Participant transfers                                         (5,387)           24,065               8,900             10,955
   Participant withdrawals                                      (63,670)           (1,336)                (70)            (5,774)
                                                      -----------------  ----------------   -----------------   ----------------
   Net increase (decrease) in net assets resulting
      from participant transactions                             (65,857)           22,729               8,830              5,181
                                                      -----------------  ----------------   -----------------   ----------------
   Net increase (decrease) in net assets                         33,404            29,513              35,066             57,096
NET ASSETS
   Beginning of period                                            3,677            24,090             102,649            142,308
                                                      -----------------  ----------------   -----------------   ----------------
   End of period                                      $          37,081  $         53,603   $         137,715   $        199,404
                                                      =================  ================   =================   ================

                                                       FEDERATED FUND     FEDERATED HIGH
                                                          FOR U.S.         INCOME BOND
                                                         GOVERNMENT         FUND II --                             VIP GROWTH
                                                        SECURITIES II     PRIMARY SHARES    VIP CONTRAFUND(R)    OPPORTUNITIES
                                                          SUBACCOUNT        SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                      -----------------  ----------------   -----------------   ----------------
FROM OPERATIONS
   Net investment income (loss)                       $          46,810  $         12,143   $          (2,420)  $         (1,035)
   Net realized gain (loss)                                       7,964               531             (18,643)            (9,769)
   Net change in unrealized appreciation
      (depreciation) on investments                             (34,195)           75,171              72,971             42,997
                                                      -----------------  ----------------   -----------------   ----------------
   Net increase (decrease) resulting from operations             20,579            87,845              51,908             32,193
                                                      -----------------  ----------------   -----------------   ----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                          14,613            13,622                 399                -
   Participant transfers                                       (574,747)          471,118               3,921             24,571
   Participant withdrawals                                      (40,588)           (7,831)             (9,556)               (81)
                                                      -----------------  ----------------   -----------------   ----------------
   Net increase (decrease) in net assets resulting
      from participant transactions                            (600,722)          476,909              (5,236)            24,490
                                                      -----------------  ----------------   -----------------   ----------------
   Net increase (decrease) in net assets                       (580,143)          564,754              46,672             56,683
NET ASSETS
   Beginning of period                                        2,104,623           245,481             248,820            109,782
                                                      -----------------  ----------------   -----------------   ----------------
   End of period                                      $       1,524,480  $        810,235   $         295,492   $        166,465
                                                      =================  ================   =================   ================

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                                                                               TEMPLETON
                                                                                               DEVELOPING          TEMPLETON
                                                                           MUTUAL SHARES        MARKETS             FOREIGN
                                                           VIP GROWTH        SECURITIES        SECURITIES          SECURITIES
                                                           SUBACCOUNT        SUBACCOUNT        SUBACCOUNT          SUBACCOUNT
                                                       -----------------   --------------   -----------------   ----------------
FROM OPERATIONS
   Net investment income (loss)                        $          (9,557)  $         (810)  $             (72)  $          4,013
   Net realized gain (loss)                                      (29,358)          (1,919)                 23            (13,132)
   Net change in unrealized appreciation
      (depreciation) on investments                              253,047           49,680              12,949            192,868
                                                       -----------------   --------------   -----------------   ----------------
   Net increase (decrease) resulting from operations             214,132           46,951              12,900            183,749
                                                       -----------------   --------------   -----------------   ----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                           51,774            8,750                 -               27,603
   Participant transfers                                         220,091           20,811                (120)          (479,655)
   Participant withdrawals                                      (109,408)          (7,865)                (15)           (71,861)
                                                       -----------------   --------------   -----------------   ----------------
   Net increase (decrease) in net assets resulting
      from participant transactions                              162,457           21,696                (135)          (523,913)
                                                       -----------------   --------------   -----------------   ----------------
   Net increase (decrease) in net assets                         376,589           68,647              12,765           (340,164)
NET ASSETS
   Beginning of period                                           584,815          194,642              25,405            823,712
                                                       -----------------   --------------   -----------------   ----------------
   End of period                                       $         961,404   $      263,289   $          38,170   $        483,548
                                                       =================   ==============   =================   ================

                                                           TEMPLETON          TEMPLETON
                                                          GLOBAL ASSET         GROWTH        RYDEX VARIABLE      RYDEX VARIABLE
                                                           ALLOCATION        SECURITIES        TRUST JUNO          TRUST NOVA
                                                           SUBACCOUNT        SUBACCOUNT       SUBACCOUNT(3)       SUBACCOUNT(5)
                                                       -----------------   --------------   -----------------   ----------------
FROM OPERATIONS
   Net investment income (loss)                        $             101   $         (520)  $            (273)  $           (212)
   Net realized gain (loss)                                         (143)          (1,540)             (2,868)                 4
   Net change in unrealized appreciation
      (depreciation) on investments                                2,338          164,297                (640)             5,747
                                                       -----------------   --------------   -----------------   ----------------
   Net increase (decrease) resulting from operations               2,296          162,237              (3,781)             5,539
                                                       -----------------   --------------   -----------------   ----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                              -              4,525                 -                  -
   Participant transfers                                             -            566,467              15,179             48,391
   Participant withdrawals                                          (622)          (6,976)                -                  -
                                                       -----------------   --------------   -----------------   ----------------
   Net increase (decrease) in net assets resulting
      from participant transactions                                 (622)         564,016              15,179             48,391
                                                       -----------------   --------------   -----------------   ----------------
   Net increase (decrease) in net assets                           1,674          726,253              11,398             53,930
NET ASSETS
   Beginning of period                                             8,025          390,355                 -                  -
                                                       -----------------   --------------   -----------------   ----------------
   End of period                                       $           9,699   $    1,116,608   $          11,398   $         53,930
                                                       =================   ==============   =================   ================

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                                         RYDEX VARIABLE      SCUDDER VIT
                                                          TRUST SECTOR     EAFE(R) EQUITY     SCUDDER VIT
                                                            ROTATION           INDEX        EQUITY 500 INDEX       TECHNOLOGY
                                                         SUBACCOUNT(2)       SUBACCOUNT        SUBACCOUNT          SUBACCOUNT
                                                       -----------------   --------------   -----------------   ----------------
FROM OPERATIONS
   Net investment income (loss)                        $          (2,619)  $          498   $             (32)  $         (2,677)
   Net realized gain (loss)                                          809             (113)                221            (20,896)
   Net change in unrealized appreciation
      (depreciation) on investments                               45,615            4,155               7,461             91,738
                                                       -----------------   --------------   -----------------   ----------------
   Net increase (decrease) resulting from operations              43,805            4,540               7,650             68,165
                                                       -----------------   --------------   -----------------   ----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                              -                120                 -               20,073
   Participant transfers                                         400,528            3,994              22,587            (17,854)
   Participant withdrawals                                          (778)            (696)                (24)            (2,149)
                                                       -----------------   --------------   -----------------   ----------------
   Net increase (decrease) in net assets resulting
      from participant transactions                              399,750            3,418              22,563                 70
                                                       -----------------   --------------   -----------------   ----------------
   Net increase (decrease) in net assets                         443,555            7,958              30,213             68,235
NET ASSETS
   Beginning of period                                               -             14,044               4,737            172,743
                                                       -----------------   --------------   -----------------   ----------------
   End of period                                       $         443,555   $       22,002   $          34,950   $        240,978
                                                       =================   ==============   =================   ================

                                                                               WANGER                             WANGER U.S.
                                                        WANGER FOREIGN     INTERNATIONAL                            SMALLER
                                                             FORTY           SMALL CAP       WANGER TWENTY         COMPANIES
                                                           SUBACCOUNT        SUBACCOUNT        SUBACCOUNT          SUBACCOUNT
                                                       -----------------   --------------   -----------------   ----------------
FROM OPERATIONS
   Net investment income (loss)                        $          (1,215)  $       (4,894)  $          (2,405)  $        (19,127)
   Net realized gain (loss)                                      (39,471)             706               3,421              5,998
   Net change in unrealized appreciation
      (depreciation) on investments                               77,919          185,979              42,034            497,152
                                                       -----------------   --------------   -----------------   ----------------
   Net increase (decrease) resulting from operations              37,233          181,791              43,050            484,023
                                                       -----------------   --------------   -----------------   ----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                            2,635           14,481                  35             27,752
   Participant transfers                                          (7,258)          37,826             (14,305)           103,383
   Participant withdrawals                                       (10,626)          (9,653)            (10,364)          (106,076)
                                                       -----------------   --------------   -----------------   ----------------
   Net increase (decrease) in net assets resulting
      from participant transactions                              (15,249)          42,654             (24,634)            25,059
                                                       -----------------   --------------   -----------------   ----------------
   Net increase (decrease) in net assets                          21,984          224,445              18,416            509,082
NET ASSETS
   Beginning of period                                           142,155          367,547             179,104          1,135,592
                                                       -----------------   --------------   -----------------   ----------------
   End of period                                       $         164,139   $      591,992   $         197,520   $      1,644,674
                                                       =================   ==============   =================   ================

+ Participant transfers include net assets transferred in from Aberdeen New Asia on February 7, 2003.
++ Participant transfers include net assets transferred in from MFS Investors
   Growth and Van Kampen Focus Equity on February 14, 2003.

Footnotes for Statements of Changes in Net Assets
For the period ended December 31, 2003

(1) From inception April 29, 2003 to December 31, 2003.
(2) From inception June 4, 2003 to December 31, 2003.
(3) From inception August 8, 2003 to December 31, 2003.
(4) From inception August 13, 2003 to December 31, 2003.
(5) From inception September 3, 2003 to December 31, 2003.

                        See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002

                                                                          PHOENIX-                              PHOENIX-ALLIANCE/
                                                 PHOENIX-ABERDEEN       ABERDEEN NEW         PHOENIX-AIM           BERNSTEIN
                                                   INTERNATIONAL            ASIA            MID-CAP EQUITY       GROWTH + VALUE
                                                    SUBACCOUNT           SUBACCOUNT          SUBACCOUNT(1)         SUBACCOUNT
                                                ------------------   ------------------   ------------------   -------------------
FROM OPERATIONS
   Net investment income (loss)                 $           (2,373)  $              533   $             (200)  $              (944)
   Net realized gain (loss)                                (24,484)                  27                  532                (1,972)
   Net unrealized appreciation (depreciation)             (131,371)                 963               (3,004)              (33,386)
                                                ------------------   ------------------   ------------------   -------------------
   Net increase (decrease) resulting from
      operations                                          (158,228)               1,523               (2,672)              (36,302)
                                                ------------------   ------------------   ------------------   -------------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                     79,736                    3               31,715                19,430
   Participant transfers                                   (96,101)               2,713                1,102                77,794
   Participant withdrawals                                 (23,940)                 (37)             (10,692)                 (471)
                                                ------------------   ------------------   ------------------   -------------------
   Net increase (decrease) in net assets
      resulting from participant transactions              (40,305)               2,679               22,125                96,753
                                                ------------------   ------------------   ------------------   -------------------
   Net increase (decrease) in net assets                  (198,533)               4,202               19,453                60,451
NET ASSETS
   Beginning of period                                     974,329               40,494                  -                 113,944
                                                ------------------   ------------------   ------------------   -------------------
   End of period                                $          775,796   $           44,696   $           19,453   $           174,395
                                                ==================   ==================   ==================   ===================

                                                                          PHOENIX-
                                                                          DEUTSCHE          PHOENIX-DUFF &           PHOENIX-
                                                 PHOENIX-DEUTSCHE        NASDAQ-100          PHELPS REAL             ENGEMANN
                                                      DOW 30              INDEX(R)        ESTATE SECURITIES       CAPITAL GROWTH
                                                    SUBACCOUNT           SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                                ------------------   ------------------   ------------------   -------------------
FROM OPERATIONS
   Net investment income (loss)                 $             (102)  $             (599)  $           13,553   $           (13,461)
   Net realized gain (loss)                                 (1,339)              (3,626)               2,044               (28,450)
   Net unrealized appreciation (depreciation)              (39,561)             (21,172)              13,376              (287,495)
                                                ------------------   ------------------   ------------------   -------------------
   Net increase (decrease) resulting from
      operations                                           (41,002)             (25,397)              28,973              (329,406)
                                                ------------------   ------------------   ------------------   -------------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                     23,214                1,350               35,915                58,892
   Participant transfers                                   (10,888)             (53,483)             371,902               326,932
   Participant withdrawals                                  (1,188)                 (77)             (40,644)              (50,873)
                                                ------------------   ------------------   ------------------   -------------------
   Net increase (decrease) in net assets
      resulting from participant transactions               11,138              (52,210)             367,173               334,951
                                                ------------------   ------------------   ------------------   -------------------
   Net increase (decrease) in net assets                   (29,864)             (77,607)             396,146                 5,545
NET ASSETS
   Beginning of period                                     248,805              109,889              297,478               927,306
                                                ------------------   ------------------   ------------------   -------------------
   End of period                                $          218,941   $           32,282   $          693,624   $           932,851
                                                ==================   ==================   ==================   ===================

                        See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002
                                  (CONTINUED)

                                                                                               PHOENIX-
                                                 PHOENIX-ENGEMANN         PHOENIX-          GOODWIN MULTI-
                                                  SMALL & MID-CAP      GOODWIN MONEY         SECTOR FIXED       PHOENIX-HOLLISTER
                                                      GROWTH               MARKET               INCOME             VALUE EQUITY
                                                    SUBACCOUNT           SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                                ------------------   ------------------   ------------------   -------------------
FROM OPERATIONS
   Net investment income (loss)                 $           (6,585)  $              986   $           47,840   $            (6,514)
   Net realized gain (loss)                                (80,683)                 -                    695               (59,110)
   Net unrealized appreciation (depreciation)             (127,517)                 -                 23,608              (248,959)
                                                ------------------   ------------------   ------------------   -------------------
   Net increase (decrease) resulting from
      operations                                          (214,785)                 986               72,143              (314,583)
                                                ------------------   ------------------   ------------------   -------------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                     41,150              632,313              123,604                87,024
   Participant transfers                                  (109,783)            (693,435)             334,638              (438,765)
   Participant withdrawals                                  (9,500)             (51,067)             (76,459)              (19,794)
                                                ------------------   ------------------   ------------------   -------------------
   Net increase (decrease) in net assets
      resulting from participant transactions              (78,133)            (112,189)             381,783              (371,535)
                                                ------------------   ------------------   ------------------   -------------------
   Net increase (decrease) in net assets                  (292,918)            (111,203)             453,926              (686,118)
NET ASSETS
   Beginning of period                                     710,696            1,968,718              569,723             1,644,248
                                                ------------------   ------------------   ------------------   -------------------
   End of period                                $          417,778   $        1,857,515   $        1,023,649   $           958,130
                                                ==================   ==================   ==================   ===================

                                                   PHOENIX-J.P.
                                                 MORGAN RESEARCH        PHOENIX-JANUS       PHOENIX-JANUS         PHOENIX-KAYNE
                                                  ENHANCED INDEX       FLEXIBLE INCOME          GROWTH           LARGE-CAP CORE
                                                    SUBACCOUNT           SUBACCOUNT           SUBACCOUNT          SUBACCOUNT(6)
                                                ------------------   ------------------   ------------------   -------------------
FROM OPERATIONS
   Net investment income (loss)                 $           (1,478)  $           33,802   $          (20,137)  $               (28)
   Net realized gain (loss)                                    353                5,129             (161,660)                   53
   Net unrealized appreciation (depreciation)             (103,287)              56,631             (453,240)                1,134
                                                ------------------   ------------------   ------------------   -------------------
   Net increase (decrease) resulting from
      operations                                          (104,412)              95,562             (635,037)                1,159
                                                ------------------   ------------------   ------------------   -------------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                      4,292               60,893               64,945                   -
   Participant transfers                                    55,100               45,212              (16,244)               17,514
   Participant withdrawals                                  (6,595)            (128,685)             (36,600)                 (374)
                                                ------------------   ------------------   ------------------   -------------------
   Net increase (decrease) in net assets
      resulting from participant transactions               52,797              (22,580)              12,101                17,140
                                                ------------------   ------------------   ------------------   -------------------
   Net increase (decrease) in net assets                   (51,615)              72,982             (622,936)               18,299
NET ASSETS
   Beginning of period                                     377,588            1,083,046            1,758,857                   -
                                                ------------------   ------------------   ------------------   -------------------
   End of period                                $          325,973   $        1,156,028   $        1,135,921   $            18,299
                                                ==================   ==================   ==================   ===================

                        See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002
                                  (CONTINUED)

                                                   PHOENIX-KAYNE                                                  PHOENIX-LORD
                                                     SMALL-CAP         PHOENIX-LAZARD       PHOENIX-LAZARD        ABBETT BOND-
                                                   QUALITY VALUE       SMALL-CAP VALUE      U.S. MULTI-CAP          DEBENTURE
                                                   SUBACCOUNT(5)        SUBACCOUNT(5)        SUBACCOUNT(5)        SUBACCOUNT(8)
                                                ------------------   ------------------   ------------------   -------------------
FROM OPERATIONS
   Net investment income (loss)                 $               52   $              (53)  $              (28)  $                37
   Net realized gain (loss)                                     70                    1                    2                     4
   Net unrealized appreciation (depreciation)                  386                 (126)                 509                    (1)
                                                ------------------   ------------------   ------------------   -------------------
   Net increase (decrease) resulting from
      operations                                               508                 (178)                 483                    40
                                                ------------------   ------------------   ------------------   -------------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                        -                    -                    -                     -
   Participant transfers                                    16,474               16,474               16,474                 2,343
   Participant withdrawals                                     -                    -                    -                     -
                                                ------------------   ------------------   ------------------   -------------------
   Net increase (decrease) in net assets
      resulting from participant transactions               16,474               16,474               16,474                 2,343
                                                ------------------   ------------------   ------------------   -------------------
   Net increase (decrease) in net assets                    16,982               16,296               16,957                 2,383
NET ASSETS
   Beginning of period                                         -                    -                    -                     -
                                                ------------------   ------------------   ------------------   -------------------
   End of period                                $           16,982   $           16,296   $           16,957   $             2,383
                                                ==================   ==================   ==================   ===================

                                                   PHOENIX-LORD         PHOENIX-LORD          PHOENIX-MFS
                                                 ABBETT LARGE-CAP      ABBETT MID-CAP      INVESTORS GROWTH        PHOENIX-MFS
                                                       VALUE                VALUE                STOCK           INVESTORS TRUST
                                                   SUBACCOUNT(4)        SUBACCOUNT(4)        SUBACCOUNT(3)        SUBACCOUNT(2)
                                                ------------------   ------------------   ------------------   -------------------
FROM OPERATIONS
   Net investment income (loss)                 $              (15)  $              (26)  $              (90)  $               (88)
   Net realized gain (loss)                                    -                    -                     (3)                   20
   Net unrealized appreciation (depreciation)                  (86)                  56               (1,121)               (4,063)
                                                ------------------   ------------------   ------------------   -------------------
   Net increase (decrease) resulting from
      operations                                              (101)                  30               (1,214)               (4,131)
                                                ------------------   ------------------   ------------------   -------------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                        -                    -                  4,366                 1,000
   Participant transfers                                     5,752               20,101               16,263                45,754
   Participant withdrawals                                     -                    -                    -                    (204)
                                                ------------------   ------------------   ------------------   -------------------
   Net increase (decrease) in net assets
      resulting from participant transactions                5,752               20,101               20,629                46,550
                                                ------------------   ------------------   ------------------   -------------------
   Net increase (decrease) in net assets                     5,651               20,131               19,415                42,419
NET ASSETS
   Beginning of period                                         -                    -                    -                     -
                                                ------------------   ------------------   ------------------   -------------------
   End of period                                $            5,651   $           20,131   $           19,415   $            42,419
                                                ==================   ==================   ==================   ===================

                        See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002
                                  (CONTINUED)

                                                                                               PHOENIX-
                                                                          PHOENIX-             OAKHURST          PHOENIX-SANFORD
                                                                      OAKHURST GROWTH         STRATEGIC          BERNSTEIN GLOBAL
                                                 PHOENIX-MFS VALUE       AND INCOME           ALLOCATION              VALUE
                                                    SUBACCOUNT           SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                                ------------------   ------------------   ------------------   -------------------
FROM OPERATIONS
   Net investment income (loss)                 $              392   $           (6,893)  $           18,578   $              (146)
   Net realized gain (loss)                                    785              (27,095)              (1,800)                  (23)
   Net unrealized appreciation (depreciation)              (86,962)            (298,387)            (194,510)              (36,566)
                                                ------------------   ------------------   ------------------   -------------------
   Net increase (decrease) resulting from
      operations                                           (85,785)            (332,375)            (177,732)              (36,735)
                                                ------------------   ------------------   ------------------   -------------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                    252,652              117,008              242,767                   -
   Participant transfers                                   459,444             (218,351)           1,060,622               185,538
   Participant withdrawals                                  (5,906)             (84,424)             (91,053)               (1,224)
                                                ------------------   ------------------   ------------------   -------------------
   Net increase (decrease) in net assets
      resulting from participant transactions              706,190             (185,767)           1,212,336               184,314
                                                ------------------   ------------------   ------------------   -------------------
   Net increase (decrease) in net assets                   620,405             (518,142)           1,034,604               147,579
NET ASSETS
   Beginning of period                                      76,496            1,504,560              399,031                76,135
                                                ------------------   ------------------   ------------------   -------------------
   End of period                                $          696,901   $          986,418   $        1,433,635   $           223,714
                                                ==================   ==================   ==================   ===================

                                                  PHOENIX-SANFORD     PHOENIX-SANFORD
                                                 BERNSTEIN MID-CAP    BERNSTEIN SMALL-      PHOENIX-SENECA       PHOENIX-SENECA
                                                      VALUE               CAP VALUE         MID-CAP GROWTH       STRATEGIC THEME
                                                    SUBACCOUNT           SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                                ------------------   ------------------   ------------------   -------------------
FROM OPERATIONS
   Net investment income (loss)                 $          (10,967)  $          (13,054)  $           (8,236)  $            (7,211)
   Net realized gain (loss)                                 10,084               (4,594)               1,083              (315,250)
   Net unrealized appreciation (depreciation)             (332,652)            (234,213)            (242,025)               67,210
                                                ------------------   ------------------   ------------------   -------------------
   Net increase (decrease) resulting from
      operations                                          (333,535)            (251,861)            (249,178)             (255,251)
                                                ------------------   ------------------   ------------------   -------------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                    253,348              117,437               93,625                13,336
   Participant transfers                                   163,891              469,344              (43,105)             (180,098)
   Participant withdrawals                                 (44,794)              (8,993)             (35,951)              (27,311)
                                                ------------------   ------------------   ------------------   -------------------
   Net increase (decrease) in net assets
      resulting from participant transactions              372,445              577,788               14,569              (194,073)
                                                ------------------   ------------------   ------------------   -------------------
   Net increase (decrease) in net assets                    38,910              325,927             (234,609)             (449,324)
NET ASSETS
   Beginning of period                                   1,851,145            1,056,534              742,335               793,524
                                                ------------------   ------------------   ------------------   -------------------
   End of period                                $        1,890,055   $        1,382,461   $          507,726   $           344,200
                                                ==================   ==================   ==================   ===================

                        See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002
                                  (CONTINUED)

                                               PHOENIX-STATE STREET       PHOENIX-VAN
                                                RESEARCH SMALL-CAP        KAMPEN FOCUS      AIM V.I. CAPITAL      AIM V.I. PREMIER
                                                      GROWTH                 EQUITY           APPRECIATION             EQUITY
                                                   SUBACCOUNT(7)           SUBACCOUNT          SUBACCOUNT            SUBACCOUNT
                                               --------------------   ------------------   ------------------   -------------------
FROM OPERATIONS
   Net investment income (loss)                $                 (7)  $           (5,280)  $             (166)  $              (695)
   Net realized gain (loss)                                     -                (19,972)                 (10)                  (18)
   Net unrealized appreciation (depreciation)                    (6)            (131,183)              (3,193)              (28,891)
                                               --------------------   ------------------   ------------------   -------------------
   Net increase (decrease) resulting from
      operations                                                (13)            (156,435)              (3,369)              (29,604)
                                               --------------------   ------------------   ------------------   -------------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                         -                  4,870                4,323                 8,445
   Participant transfers                                      3,690               19,550               13,837                78,562
   Participant withdrawals                                      -                (13,010)                 (25)                  (55)
                                               --------------------   ------------------   ------------------   -------------------
   Net increase (decrease) in net assets
      resulting from participant transactions                 3,690               11,410               18,135                86,952
                                               --------------------   ------------------   ------------------   -------------------
   Net increase (decrease) in net assets                      3,677             (145,025)              14,766                57,348
NET ASSETS
   Beginning of period                                          -                462,496                9,324                45,301
                                               --------------------   ------------------   ------------------   -------------------
   End of period                               $              3,677   $          317,471   $           24,090   $           102,649
                                               ====================   ==================   ==================   ===================

                                                                        FEDERATED FUND
                                                                           FOR U.S.          FEDERATED HIGH
                                                  ALGER AMERICAN          GOVERNMENT          INCOME BOND
                                                 LEVERAGED ALLCAP       SECURITIES II           FUND II          VIP CONTRAFUND(R)
                                                    SUBACCOUNT            SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                               --------------------   ------------------   ------------------   -------------------
FROM OPERATIONS
   Net investment income (loss)                $             (2,413)  $           17,792   $           24,452   $            (1,223)
   Net realized gain (loss)                                 (18,902)                 292               (7,638)               (9,303)
   Net unrealized appreciation (depreciation)               (58,299)              75,039              (14,818)              (11,039)
                                               --------------------   ------------------   ------------------   -------------------
   Net increase (decrease) resulting from
      operations                                            (79,614)              93,123                1,996               (21,565)
                                               --------------------   ------------------   ------------------   -------------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                      14,801              152,026               97,685                 1,338
   Participant transfers                                    (21,538)           1,117,341               32,751                73,061
   Participant withdrawals                                      (46)             (66,125)             (44,792)               (5,842)
                                               --------------------   ------------------   ------------------   -------------------
   Net increase (decrease) in net assets
      resulting from participant transactions                (6,783)           1,203,242               85,644                68,557
                                               --------------------   ------------------   ------------------   -------------------
   Net increase (decrease) in net assets                    (86,397)           1,296,365               87,640                46,992
NET ASSETS
   Beginning of period                                      228,705              808,258              157,841               201,828
                                               --------------------   ------------------   ------------------   -------------------
   End of period                               $            142,308   $        2,104,623   $          245,481   $           248,820
                                               ====================   ==================   ==================   ===================

                        See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002
                                  (CONTINUED)

                                                                                                                     TEMPLETON
                                                                                                                    DEVELOPING
                                                    VIP GROWTH                              MUTUAL SHARES             MARKETS
                                                  OPPORTUNITIES          VIP GROWTH           SECURITIES            SECURITIES
                                                    SUBACCOUNT           SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                                ------------------   ------------------   ------------------   -------------------
FROM OPERATIONS
   Net investment income (loss)                 $             (501)  $           (5,047)  $             (718)  $               (48)
   Net realized gain (loss)                                (13,965)             (32,168)              (1,415)                   91
   Net unrealized appreciation (depreciation)              (14,848)             (95,786)             (32,899)                1,182
                                                ------------------   ------------------   ------------------   -------------------
   Net increase (decrease) resulting from
      operations                                           (29,314)            (133,001)             (35,032)                1,225
                                                ------------------   ------------------   ------------------   -------------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                      3,419              170,411               73,643                   116
   Participant transfers                                    19,694              416,342              (18,299)              (19,142)
   Participant withdrawals                                     -                 (5,593)              (4,826)                  (20)
                                                ------------------   ------------------   ------------------   -------------------
   Net increase (decrease) in net assets
      resulting from participant transactions               23,113              581,160               50,518               (19,046)
                                                ------------------   ------------------   ------------------   -------------------
   Net increase (decrease) in net assets                    (6,201)             448,159               15,486               (17,821)
NET ASSETS
   Beginning of period                                     115,983              136,656              179,156                43,226
                                                ------------------   ------------------   ------------------   -------------------
   End of period                                $          109,782   $          584,815   $          194,642   $            25,405
                                                ==================   ==================   ==================   ===================

                                                                          TEMPLETON            TEMPLETON            SCUDDER VIT
                                                 TEMPLETON FOREIGN      GLOBAL ASSET            GROWTH            EAFE(R) EQUITY
                                                    SECURITIES           ALLOCATION           SECURITIES              INDEX
                                                    SUBACCOUNT           SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                                ------------------   ------------------   ------------------   -------------------
FROM OPERATIONS
   Net investment income (loss)                 $            1,045   $              401   $            3,906   $               (21)
   Net realized gain (loss)                                  1,568               (3,940)               9,776                  (217)
   Net unrealized appreciation (depreciation)             (179,556)               3,380             (107,385)               (4,002)
                                                ------------------   ------------------   ------------------   -------------------
   Net increase (decrease) resulting from
      operations                                          (176,943)                (159)             (93,703)               (4,240)
                                                ------------------   ------------------   ------------------   -------------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                     43,262                  232                  -                     580
   Participant transfers                                   158,231              (36,175)              23,487                 8,463
   Participant withdrawals                                 (12,718)                (605)              (3,653)               (4,263)
                                                ------------------   ------------------   ------------------   -------------------
   Net increase (decrease) in net assets
      resulting from participant transactions              188,775              (36,548)              19,834                 4,780
                                                ------------------   ------------------   ------------------   -------------------
   Net increase (decrease) in net assets                    11,832              (36,707)             (73,869)                  540
NET ASSETS
   Beginning of period                                     811,880               44,732              464,224                13,504
                                                ------------------   ------------------   ------------------   -------------------
   End of period                                $          823,712   $            8,025   $          390,355   $            14,044
                                                ==================   ==================   ==================   ===================

                        See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002
                                  (CONTINUED)

                                                                                                                     WANGER
                                                SCUDDER VIT EQUITY                          WANGER FOREIGN        INTERNATIONAL
                                                     500 INDEX           TECHNOLOGY             FORTY               SMALL CAP
                                                    SUBACCOUNT           SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                                ------------------   ------------------   ------------------   -------------------
FROM OPERATIONS
   Net investment income (loss)                 $               89   $           (3,525)  $           (2,310)  $            (6,193)
   Net realized gain (loss)                                   (539)             (28,196)              (3,073)              (11,149)
   Net unrealized appreciation (depreciation)               (1,347)            (174,883)             (25,344)              (49,355)
                                                ------------------   ------------------   ------------------   -------------------
   Net increase (decrease) resulting from
      operations                                            (1,797)            (206,604)             (30,727)              (66,697)
                                                ------------------   ------------------   ------------------   -------------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                     10,000               29,603                4,734                19,859
   Participant transfers                                     4,705             (126,034)             (40,485)             (151,241)
   Participant withdrawals                                  (9,518)              (4,604)              (5,316)              (10,390)
                                                ------------------   ------------------   ------------------   -------------------
   Net increase (decrease) in net assets
      resulting from participant transactions                5,187             (101,035)             (41,067)             (141,772)
                                                ------------------   ------------------   ------------------   -------------------
   Net increase (decrease) in net assets                     3,390             (307,639)             (71,794)             (208,469)
NET ASSETS
   Beginning of period                                       1,347              480,382              213,949               576,016
                                                ------------------   ------------------   ------------------   -------------------
   End of period                                $            4,737   $          172,743   $          142,155   $           367,547
                                                ==================   ==================   ==================   ===================

                                                                         WANGER U.S.
                                                                           SMALLER
                                                   WANGER TWENTY          COMPANIES
                                                    SUBACCOUNT           SUBACCOUNT
                                                ------------------   ------------------
FROM OPERATIONS
   Net investment income (loss)                 $           (2,378)  $          (17,779)
   Net realized gain (loss)                                     89              (29,743)
   Net unrealized appreciation (depreciation)              (13,983)            (218,789)
                                                ------------------   ------------------
   Net increase (decrease) resulting from
      operations                                           (16,272)            (266,311)
                                                ------------------   ------------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                     10,551              127,121
   Participant transfers                                     6,145               37,461
   Participant withdrawals                                  (2,755)             (73,735)
                                                ------------------   ------------------
   Net increase (decrease) in net assets
      resulting from participant transactions               13,941               90,847
                                                ------------------   ------------------
   Net increase (decrease) in net assets                    (2,331)            (175,464)
NET ASSETS
   Beginning of period                                     181,435            1,311,056
                                                ------------------   ------------------
   End of period                                $          179,104   $        1,135,592
                                                ==================   ==================

Footnotes for Statements of Changes in Net Assets
For the period ended December 31, 2002

(1) From inception January 23, 2002 to December 31, 2002.
(2) From inception February 5, 2002 to December 31, 2002.
(3) From inception February 19, 2002 to December 31, 2002.
(4) From inception August 28, 2002 to December 31, 2002.
(5) From inception September 3, 2002 to December 31, 2002.
(6) From inception September 4, 2002 to December 31, 2002.
(7) From inception November 11, 2002 to December 31, 2002.
(8) From inception November 19, 2002 to December 31, 2002.

                        See Notes to Financial Statements

                 THE PHOENIX EDGE(R)-VA (DEATH BENEFIT OPTION 3)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 1--ORGANIZATION

   The PHL Variable Accumulation Account (the "Account"), is a separate investment account of PHL Variable Insurance Company ("PHL Variable"). PHL Variable is an indirect, wholly-owned subsidiary of Phoenix Life Insurance Company ("Phoenix"). The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and was established December 7, 1994. The Account currently consists of 56 subaccounts that invest in shares of a specific series of a mutual fund. The mutual funds include The Phoenix Edge Series Fund, AIM Variable Insurance Funds, The Alger American Fund, Federated Insurance Series, Fidelity(R) Variable Insurance Products, Franklin Templeton Variable Insurance Products Trust, The Rydex Variable Trust, Scudder Investments VIT Funds, The Universal Institutional Funds, Inc. and Wanger Advisors Trust (collectively, the "Funds"). As of December 31, 2003, all subaccounts were available for investment.

   Each series has distinct investment objectives as outlined below. Additionally, policyholders also may direct the allocation of their investments between the Account, the Guaranteed Interest Account ("GIA") or the Market Value Adjusted Guaranteed Interest Account ("MVA").

   The investment objectives as listed below in no way conflict with the investment objectives as listed in The Phoenix Edge Series annual report. The investment objectives for all of the Funds can also be found in the various Funds' prospectuses.

-------------------------------------------------------------------------------------------------------------------------
                     SERIES NAME                                               INVESTMENT OBJECTIVE
----------------------------------------------------- -------------------------------------------------------------------
Phoenix-Aberdeen International Series                    High total return consistent with reasonable risk
----------------------------------------------------- -------------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity Series                        Long-term growth of capital
----------------------------------------------------- -------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series         High total return
----------------------------------------------------- -------------------------------------------------------------------
Phoenix-Alliance/Bernstein Growth + Value Series         Long-term capital growth
----------------------------------------------------- -------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series      Capital appreciation and income with approximately equal
                                                         emphasis
----------------------------------------------------- -------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series                   Intermediate and long-term growth of capital appreciation with income as a secondary consideration
----------------------------------------------------- -------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth Series           Long-term growth of capital
----------------------------------------------------- -------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                      As high a level of current income as is consistent with the preservation of capital and maintenance of liquidity
----------------------------------------------------- -------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series         Long-term total return
----------------------------------------------------- -------------------------------------------------------------------
                                                         To provide high current income while attempting to limit
Phoenix-Goodwin Multi-Sector Short Term Bond Series      changes in the series' net asset value per share caused by interest rate changes
----------------------------------------------------- -------------------------------------------------------------------
Phoenix-Janus Flexible Income Series                     Maximum total return consistent with the preservation of
                                                         capital
----------------------------------------------------- -------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                    Long-term capital appreciation with dividend income as a
                                                         secondary consideration
----------------------------------------------------- -------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series             Long-term capital appreciation with dividend income as a
                                                         secondary consideration
----------------------------------------------------- -------------------------------------------------------------------
Phoenix-Lazard International Equity Select Series        Long-term capital appreciation
----------------------------------------------------- -------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value Series                    Long-term capital appreciation
----------------------------------------------------- -------------------------------------------------------------------
Phoenix-Lazard U.S. Multi-Cap Series                     Long-term capital appreciation
----------------------------------------------------- -------------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture Series                High current income and long-term capital appreciation to
                                                         produce a high total return
----------------------------------------------------- -------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value Series               Capital appreciation with income as a secondary consideration
----------------------------------------------------- -------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value Series                 Capital appreciation
----------------------------------------------------- -------------------------------------------------------------------
Phoenix-MFS Investors Growth Stock Series                Long-term growth of capital and future income rather than
                                                         current income
----------------------------------------------------- -------------------------------------------------------------------
Phoenix-MFS Investors Trust Series                       Long-term growth of capital; secondarily to provide reasonable current income
----------------------------------------------------- -------------------------------------------------------------------
Phoenix-MFS Value Series                                 Capital appreciation and reasonable income
----------------------------------------------------- -------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                           To track the total return of the Dow Jones Industrial
                                                         Average(SM) before fund expenses
----------------------------------------------------- -------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series              To track the total return of the Nasdaq-100 Index(R) before fund expenses
----------------------------------------------------- -------------------------------------------------------------------
Phoenix-Oakhurst Growth and Income Series                Dividend growth, current income and capital appreciation
-------------------------------------------------------------------------------------------------------------------------

                 THE PHOENIX EDGE(R)-VA (DEATH BENEFIT OPTION 3)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------------------------------------------------
                     SERIES NAME                                              INVESTMENT OBJECTIVE
----------------------------------------------------- -------------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation Series             High total return over an extended period of time consistent with prudent investment risk
----------------------------------------------------- -------------------------------------------------------------------
Phoenix-Oakhurst Value Equity Series                     Long-term capital appreciation with current income as a
                                                         secondary consideration
----------------------------------------------------- -------------------------------------------------------------------
Phoenix-Sanford Bernstein Global Value Series            Long-term capital growth through investment in equity
                                                         securities of foreign and U.S. companies
----------------------------------------------------- -------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series           Long-term capital appreciation with current income as a
                                                         secondary investment objective
----------------------------------------------------- -------------------------------------------------------------------
                                                         Long-term capital appreciation by investing primarily in
Phoenix-Sanford Bernstein Small-Cap Value Series         small-capitalization stocks that appear to be undervalued with current income as a secondary investment objective
----------------------------------------------------- -------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                     Capital appreciation
----------------------------------------------------- -------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                    Long-term capital appreciation
----------------------------------------------------- -------------------------------------------------------------------
Phoenix-State Street Research Small-Cap Growth Series    Long-term capital growth
----------------------------------------------------- -------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                       Growth of capital
----------------------------------------------------- -------------------------------------------------------------------
AIM V.I. Premier Equity Fund                             Long-term growth of capital with income as a secondary
                                                         objective
----------------------------------------------------- -------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                Long-term capital appreciation
----------------------------------------------------- -------------------------------------------------------------------
Federated Fund for U.S. Government Securities II         Current income by investing primarily in a diversified
                                                         portfolio or U.S. government securities
----------------------------------------------------- -------------------------------------------------------------------
Federated High Income Bond Fund II                       High current income by investing primarily in a professionally managed, diversified portfolio of fixed income securities
----------------------------------------------------- -------------------------------------------------------------------
VIP Contrafund(R) Portfolio                              Long-term capital appreciation
----------------------------------------------------- -------------------------------------------------------------------
VIP Growth Opportunities Portfolio                       Capital growth
----------------------------------------------------- -------------------------------------------------------------------
VIP Growth Portfolio                                     Capital appreciation
----------------------------------------------------- -------------------------------------------------------------------
Mutual Shares Securities Fund                            Capital appreciation with income as a secondary goal
----------------------------------------------------- -------------------------------------------------------------------
Templeton Developing Markets Securities Fund             Long-term capital appreciation
----------------------------------------------------- -------------------------------------------------------------------
Templeton Foreign Securities Fund                        Long-term capital growth
----------------------------------------------------- -------------------------------------------------------------------
Templeton Global Asset Allocation Fund                   High total return
----------------------------------------------------- -------------------------------------------------------------------
Templeton Growth Securities Fund                         Long-term capital growth
----------------------------------------------------- -------------------------------------------------------------------
                                                         To provide investment results that will inversely correlate to the price movements of a benchmark for U.S. Treasury debt
Rydex Variable Trust Juno Fund                           instruments or futures contract on a specified debt instrument.
                                                         The Fund's current benchmark is the inverse of the daily price movement of the Long Treasury Bond
----------------------------------------------------- -------------------------------------------------------------------
                                                         To provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current
Rydex Variable Trust Nova Fund                           benchmark is 150% of the performance of the S&P 500(R) Index
                                                         (the "underlying index")
----------------------------------------------------- -------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                Long-term capital appreciation
----------------------------------------------------- -------------------------------------------------------------------
                                                        Match the performance of the Morgan Stanley Capital
Scudder VIT EAFE(R) Equity Index Fund                   International EAFE(R) Index which emphasizes stocks of companies in major markets in Europe, Australasia and the Far East
----------------------------------------------------- -------------------------------------------------------------------
                                                        Match the performance of the Standard & Poor's 500 Composite
Scudder VIT Equity 500 Index Fund                       Stock Price Index which emphasizes stocks of large U.S.
                                                        companies
----------------------------------------------------- -------------------------------------------------------------------
Technology Portfolio                                    Long-term capital appreciation
----------------------------------------------------- -------------------------------------------------------------------
Wanger Foreign Forty                                    Long-term growth of capital
----------------------------------------------------- -------------------------------------------------------------------
Wanger International Small Cap                          Long-term growth of capital
-------------------------------------------------------------------------------------------------------------------------

                 THE PHOENIX EDGE(R)-VA (DEATH BENEFIT OPTION 3)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------------------------------------------------
                     SERIES NAME                                              INVESTMENT OBJECTIVE
----------------------------------------------------- -------------------------------------------------------------------
Wanger Twenty                                           Long-term growth of capital
----------------------------------------------------- -------------------------------------------------------------------
Wanger U.S. Smaller Companies                           Long-term growth of capital
-------------------------------------------------------------------------------------------------------------------------

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES

   A. VALUATION OF INVESTMENTS: Investments are made exclusively in the funds and are valued at the net asset values per share of the respective series.

   B. INVESTMENT TRANSACTIONS AND RELATED INCOME: Investment transactions are recorded on the trade date. Realized gains and losses include capital gain distributions from the funds as well as gains and losses on sales of shares in the funds determined on the LIFO (last in, first out) basis.

   C. INCOME TAXES: The Account is not a separate entity from PHL Variable and under current federal income tax law, income arising from the Account is not taxed since reserves are established equivalent to such income. Therefore, no provision for related federal taxes is required.

   D. DISTRIBUTIONS: Distributions from the Funds are recorded by each subaccount on the ex-dividend date.

   E. USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, disclosure of contingent assets and liabilities, revenues and expenses. Actual results could differ from those estimates.

   F. CONTRACTS IN PAYOUT (ANNUITIZATION) PERIOD: As of December 31, 2003, there were no contracts in the payout (annuitization) period.

                THE PHOENIX EDGE(R)-VA (DEATH BENEFIT OPTION 3)
                       PHL VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

NOTE 3--PURCHASES AND PROCEEDS FROM SALES OF SHARES OF THE FUNDS

   Purchases and proceeds from sales of shares of the Funds for the period ended December 31, 2003 aggregated the following:

SUBACCOUNT                                                              PURCHASES         SALES
----------                                                              ---------         -----
THE PHOENIX EDGE SERIES FUND
----------------------------
   Phoenix-Aberdeen International Series                               $  190,347      $  145,733
   Phoenix-AIM Mid-Cap Equity Series                                       20,021          28,130
   Phoenix-Alliance/Bernstein Enhanced Index Series                        13,884          76,262
   Phoenix-Alliance/Bernstein Growth + Value Series                        86,652         205,806
   Phoenix-Duff & Phelps Real Estate Securities Series                    108,184         272,044
   Phoenix-Engemann Capital Growth Series                                  77,629         123,823
   Phoenix-Engemann Small & Mid-Cap Growth Series                          49,878         121,767
   Phoenix-Goodwin Money Market Series                                    671,031       1,145,221
   Phoenix-Goodwin Multi-Sector Fixed Income Series                       786,791         622,930
   Phoenix-Goodwin Multi-Sector Short Term Bond Series                     42,536          42,764
   Phoenix-Janus Flexible Income Series                                   280,614         371,595
   Phoenix-Kayne Rising Dividends Series                                   60,716           2,355
   Phoenix-Kayne Small-Cap Quality Value Series                           213,824           7,112
   Phoenix-Lazard International Equity Select Series                       28,813             489
   Phoenix-Lazard Small-Cap Value Series                                  394,231           6,263
   Phoenix-Lazard U.S. Multi-Cap Series                                       601           4,747
   Phoenix-Lord Abbett Bond-Debenture Series                               23,041           9,088
   Phoenix-Lord Abbett Large-Cap Value Series                              95,364             980
   Phoenix-Lord Abbett Mid-Cap Value Series                               187,757         133,078
   Phoenix-MFS Investors Growth Stock Series                              405,323         195,489
   Phoenix-MFS Investors Trust Series                                      20,264          45,558
   Phoenix-MFS Value Series                                               189,289         718,732
   Phoenix-Northern Dow 30 Series                                          50,232          19,362
   Phoenix-Northern Nasdaq-100 Index(R) Series                             13,511           5,901
   Phoenix-Oakhurst Growth and Income Series                               84,801         158,066
   Phoenix-Oakhurst Strategic Allocation Series                           277,208         303,078
   Phoenix-Oakhurst Value Equity Series                                   638,205         205,596
   Phoenix-Sanford Bernstein Global Value Series                           15,706          49,967
   Phoenix-Sanford Bernstein Mid-Cap Value Series                         343,199         607,400
   Phoenix-Sanford Bernstein Small-Cap Value Series                       252,422         873,507
   Phoenix-Seneca Mid-Cap Growth Series                                    68,699         102,896
   Phoenix-Seneca Strategic Theme Series                                   42,200          81,363
   Phoenix-State Street Research Small-Cap Growth Series                  251,409         317,440

                THE PHOENIX EDGE(R)-VA (DEATH BENEFIT OPTION 3)
                       PHL VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

NOTE 3--PURCHASES AND PROCEEDS FROM SALES OF SHARES OF THE FUNDS (CONTINUED)

SUBACCOUNT                                                              PURCHASES         SALES
----------                                                              ---------         -----
AIM VARIABLE INSURANCE FUNDS -- SERIES I SHARES
-----------------------------------------------
   AIM V.I. Capital Appreciation Fund                                  $   24,064      $    1,678
   AIM V.I. Premier Equity Fund                                            14,405           6,811

THE ALGER AMERICAN FUND -- CLASS O SHARES
-----------------------------------------
   Alger American Leveraged AllCap Portfolio                               48,951          46,183

FEDERATED INSURANCE SERIES
--------------------------
   Federated Fund for U.S. Government Securities II                       730,911       1,276,297
   Federated High Income Bond Fund II -- Primary Shares                   717,450         227,752

FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- SERVICE CLASS
--------------------------------------------------------
   VIP Contrafund(R) Portfolio                                             93,198         100,760
   VIP Growth Opportunities Portfolio                                      49,284          25,757
   VIP Growth Portfolio                                                   309,490         156,208

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2
---------------------------------------------------------------
   Mutual Shares Securities Fund                                           44,799          23,828
   Templeton Developing Markets Securities Fund                               348             547
   Templeton Foreign Securities Fund                                      120,618         640,886
   Templeton Global Asset Allocation Fund                                     220             745
   Templeton Growth Securities Fund                                       598,202          33,872

THE RYDEX VARIABLE TRUST
------------------------
   Rydex Variable Trust Juno Fund                                          71,595          56,653
   Rydex Variable Trust Nova Fund                                          48,391             149
   Rydex Variable Trust Sector Rotation Fund                              432,419          34,766

SCUDDER INVESTMENTS VIT FUNDS -- CLASS A
----------------------------------------
   Scudder VIT EAFE(R) Equity Index Fund                                    5,736           1,848
   Scudder VIT Equity 500 Index Fund                                       25,099           2,527

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. -- CLASS I SHARES
---------------------------------------------------------
   Technology Portfolio                                                    36,777          39,294

WANGER ADVISORS TRUST
---------------------
   Wanger Foreign Forty                                                    43,409          59,849
   Wanger International Small Cap                                          87,163          49,127
   Wanger Twenty                                                           32,584          59,620
   Wanger U.S. Smaller Companies                                          228,538         222,050

                THE PHOENIX EDGE(R)-VA (DEATH BENEFIT OPTION 3)
                       PHL VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS

   A summary of Financial Highlights of the Account for the periods ended December 31, 2003, 2002 and 2001 follows:

                                                                                   PERIOD ENDED
                                                                                   DECEMBER 31,
                                                                --------------------------------------------------
SUBACCOUNT                                                         2003                2002                 2001
----------                                                      ---------           ---------            ---------
THE PHOENIX EDGE SERIES FUND
----------------------------
   PHOENIX-ABERDEEN INTERNATIONAL SERIES
   Accumulation units outstanding                                 719,662             676,607            7,141,161
   Unit value                                                   $1.491565           $1.146598            $1.364303
   Net assets (thousands)                                          $1,073                $776                 $974
   Mortality and expense ratio                                      1.35%               1.35%                1.35%
   Net investment income ratio                                      0.56%             (0.26%)              (1.35%)
   Total return                                                    30.09%            (15.96%)             (25.08%)

   PHOENIX-AIM MID-CAP EQUITY SERIES(6)
   Accumulation units outstanding                                   5,363              10,409                    -
   Unit value                                                   $2.363465           $1.868895                    -
   Net assets (thousands)                                             $13                 $19                    -
   Mortality and expense ratio                                      1.35%               1.35% (19)               -
   Net investment income ratio                                    (1.35%)             (1.34%) (19)               -
   Total return                                                    26.46%            (10.39%)                    -

   PHOENIX-ALLIANCE/BERNSTEIN ENHANCED INDEX SERIES
   Accumulation units outstanding                                 223,727             270,779              236,131
   Unit value                                                   $1.499104           $1.203835            $1.599064
   Net assets (thousands)                                            $335                $326                 $378
   Mortality and expense ratio                                      1.35%               1.35%                1.35%
   Net investment income ratio                                    (0.30%)             (0.40%)              (0.62%)
   Total return                                                    24.53%            (24.72%)             (13.10%)

   PHOENIX-ALLIANCE/BERNSTEIN GROWTH + VALUE SERIES(2)
   Accumulation units outstanding                                  45,979             110,467               53,354
   Unit value                                                   $1.963196           $1.578671            $2.135610
   Net assets (thousands)                                             $90                $174                 $114
   Mortality and expense ratio                                      1.35%               1.35%                1.35% (19)
   Net investment income ratio                                    (1.18%)             (0.71%)                0.14% (19)
   Total return                                                    24.36%            (26.08%)                3.74%

   PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES SERIES
   Accumulation units outstanding                                 160,392             227,757              108,003
   Unit value                                                   $4.154098           $3.045451            $2.754338
   Net assets (thousands)                                            $666                $694                 $297
   Mortality and expense ratio                                      1.35%               1.35%                1.35%
   Net investment income ratio                                      1.89%               2.56%                2.69%
   Total return                                                    36.40%              10.57%                5.18%

                THE PHOENIX EDGE(R)-VA (DEATH BENEFIT OPTION 3)
                       PHL VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                   PERIOD ENDED
                                                                                   DECEMBER 31,
                                                                --------------------------------------------------
SUBACCOUNT                                                         2003                2002                 2001
----------                                                      ---------           ---------            ---------
   PHOENIX-ENGEMANN CAPITAL GROWTH SERIES
   Accumulation units outstanding                                 957,517             997,202              735,256
   Unit value                                                   $1.167307           $0.935469            $1.261191
   Net assets (thousands)                                          $1,118                $933                 $927
   Mortality and expense ratio                                      1.35%               1.35%                1.35%
   Net investment income ratio                                    (1.29%)             (1.32%)              (1.29%)
   Total return                                                    24.78%            (25.83%)             (35.48%)

   PHOENIX-ENGEMANN SMALL & MID-CAP GROWTH SERIES
   Accumulation units outstanding                                 450,560             525,421              627,746
   Unit value                                                   $1.148546           $0.795129            $1.132139
   Net assets (thousands)                                            $517                $418                 $711
   Mortality and expense ratio                                      1.35%               1.35%                1.35%
   Net investment income ratio                                    (1.40%)             (1.32%)              (1.30%)
   Total return                                                    44.45%            (29.77%)             (27.73%)

   PHOENIX-GOODWIN MONEY MARKET SERIES
   Accumulation units outstanding                                 641,807             855,674              907,365
   Unit value                                                   $2.156173           $2.170821            $2.169708
   Net assets (thousands)                                          $1,384              $1,858               $1,969
   Mortality and expense ratio                                      1.35%               1.35%                1.35%
   Net investment income ratio                                    (0.66%)               0.05%                2.14%
   Total return                                                   (0.67%)               0.05%                2.41%

   PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME SERIES
   Accumulation units outstanding                                 484,669             439,306              265,318
   Unit value                                                   $2.633762           $2.330148            $2.147323
   Net assets (thousands)                                          $1,277              $1,024                 $570
   Mortality and expense ratio                                      1.35%               1.35%                1.35%
   Net investment income ratio                                      5.59%               5.84%                7.96%
   Total return                                                    13.03%               8.51%                4.65%

   PHOENIX-GOODWIN MULTI-SECTOR SHORT TERM BOND SERIES(17)
   Accumulation units outstanding                                   1,088                   -                    -
   Unit value                                                   $1.021520                   -                    -
   Net assets (thousands)                                              $1                   -                    -
   Mortality and expense ratio                                      1.35% (19)              -                    -
   Net investment income ratio                                      1.50% (19)              -                    -
   Total return                                                     5.00%                   -                    -

                THE PHOENIX EDGE(R)-VA (DEATH BENEFIT OPTION 3)
                       PHL VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                   PERIOD ENDED
                                                                                   DECEMBER 31,
                                                                --------------------------------------------------
SUBACCOUNT                                                         2003               2002                  2001
----------                                                      ---------           ---------            ---------
   PHOENIX-JANUS FLEXIBLE INCOME SERIES
   Accumulation units outstanding                                 422,197             476,769              487,421
   Unit value                                                   $2.544783           $2.424713            $2.221995
   Net assets (thousands)                                          $1,074              $1,156               $1,083
   Mortality and expense ratio                                      1.35%               1.35%                1.35%
   Net investment income ratio                                      2.13%               3.09%                3.75%
   Total return                                                     4.95%               9.12%                5.79%

   PHOENIX-KAYNE RISING DIVIDENDS SERIES(11)
   Accumulation units outstanding                                  37,798               9,526                    -
   Unit value                                                   $2.256797           $1.920852                    -
   Net assets (thousands)                                             $85                 $18                    -
   Mortality and expense ratio                                      1.35%               1.35% (19)               -
   Net investment income ratio                                    (0.56%)             (0.61%) (19)               -
   Total return                                                    17.49%             (2.01%)                    -

   PHOENIX-KAYNE SMALL-CAP QUALITY VALUE SERIES(10)
   Accumulation units outstanding                                 103,168               8,451                    -
   Unit value                                                   $2.384466           $2.009529                    -
   Net assets (thousands)                                            $246                 $17                    -
   Mortality and expense ratio                                      1.35%               1.35% (19)               -
   Net investment income ratio                                      0.46%               1.04% (19)               -
   Total return                                                    18.66%               1.92%                    -

   PHOENIX-LAZARD INTERNATIONAL EQUITY SELECT SERIES(14)
   Accumulation units outstanding                                  13,079                   -                    -
   Unit value                                                   $2.440281                   -                    -
   Net assets (thousands)                                             $32                   -                    -
   Mortality and expense ratio                                      1.35% (19)              -                    -
   Net investment income ratio                                      0.66% (19)              -                    -
   Total return                                                    25.04%                   -                    -

   PHOENIX-LAZARD SMALL-CAP VALUE SERIES(10)
   Accumulation units outstanding                                 163,909               8,368                    -
   Unit value                                                   $2.669307           $1.947393                    -
   Net assets (thousands)                                            $438                 $16                    -
   Mortality and expense ratio                                      1.35%               1.35% (19)               -
   Net investment income ratio                                    (1.07%)             (1.08%) (19)               -
   Total return                                                    37.07%             (1.86%)                    -

                THE PHOENIX EDGE(R)-VA (DEATH BENEFIT OPTION 3)
                       PHL VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                   PERIOD ENDED
                                                                                   DECEMBER 31,
                                                                --------------------------------------------------
SUBACCOUNT                                                         2003                2002                 2001
----------                                                      ---------           ---------            ---------
   PHOENIX-LAZARD U.S. MULTI-CAP SERIES(10)
   Accumulation units outstanding                                   6,268               8,480                    -
   Unit value                                                   $2.540187           $1.999531                    -
   Net assets (thousands)                                             $16                 $17                    -
   Mortality and expense ratio                                      1.35%               1.35% (19)               -
   Net investment income ratio                                     0.97%)             (0.56%) (19)               -
   Total return                                                    27.04%               2.56%                    -

   PHOENIX-LORD ABBETT BOND-DEBENTURE SERIES(13)
   Accumulation units outstanding                                   7,015               1,126                    -
   Unit value                                                   $2.458277           $2.116151                    -
   Net assets (thousands)                                             $17                  $2                    -
   Mortality and expense ratio                                      1.35%               1.35% (19)               -
   Net investment income ratio                                      4.65%              13.55% (19)               -
   Total return                                                    16.17%               1.68%                    -

   PHOENIX-LORD ABBETT LARGE-CAP VALUE SERIES(9)
   Accumulation units outstanding                                  45,624               2,862                    -
   Unit value                                                   $2.536770           $1.974426                    -
   Net assets (thousands)                                            $116                  $6                    -
   Mortality and expense ratio                                      1.35%               1.35% (19)               -
   Net investment income ratio                                    (0.55%)             (0.79%) (19)               -
   Total return                                                    28.48%             (2.05%)                    -

   PHOENIX-LORD ABBETT MID-CAP VALUE SERIES(9)
   Accumulation units outstanding                                  34,951              10,114                    -
   Unit value                                                   $2.443839           $1.990309                    -
   Net assets (thousands)                                             $85                 $20                    -
   Mortality and expense ratio                                      1.35%               1.35% (19)               -
   Net investment income ratio                                    (0.70%)             (0.43%) (19)               -
   Total return                                                    22.79%             (2.24%)                    -

   PHOENIX-MFS INVESTORS GROWTH STOCK SERIES
   Accumulation units outstanding                               1,442,695           1,191,183            1,294,748
   Unit value                                                   $1.136651           $0.953607            $1.358455
   Net assets (thousands)                                          $1,640              $1,136               $1,759
   Mortality and expense ratio                                      1.35%               1.35%                1.35%
   Net investment income ratio                                    (1.38%)             (1.32%)              (1.35%)
   Total return                                                    19.19%            (29.80%)             (24.88%)

                THE PHOENIX EDGE(R)-VA (DEATH BENEFIT OPTION 3)
                       PHL VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                   PERIOD ENDED
                                                                                   DECEMBER 31,
                                                                --------------------------------------------------
SUBACCOUNT                                                         2003                2002                 2001
----------                                                      ---------           ---------            ---------
   PHOENIX-MFS INVESTORS TRUST SERIES(7)
   Accumulation units outstanding                                   7,874              26,100                    -
   Unit value                                                   $1.965081           $1.625270                    -
   Net assets (thousands)                                             $15                 $42                    -
   Mortality and expense ratio                                      1.35%               1.35% (19)               -
   Net investment income ratio                                    (0.95%)             (0.44%) (19)               -
   Total return                                                    20.91%            (17.50%)                    -

   PHOENIX-MFS VALUE SERIES(4)
   Accumulation units outstanding                                 128,043             388,675               36,261
   Unit value                                                   $2.208341           $1.793015            $2.109610
   Net assets (thousands)                                            $283                $697                  $76
   Mortality and expense ratio                                      1.35%               1.35%                1.35% (19)
   Net investment income ratio                                    (0.64%)               0.09%                4.54% (19)
   Total return                                                    23.16%            (15.01%)                1.13%

   PHOENIX-NORTHERN DOW 30 SERIES
   Accumulation units outstanding                                 167,592             148,583              140,751
   Unit value                                                   $1.851984           $1.473523            $1.767693
   Net assets (thousands)                                            $310                $219                 $249
   Mortality and expense ratio                                      1.35%               1.35%                1.35%
   Net investment income ratio                                      0.29%             (0.04%)                0.05%
   Total return                                                    25.68%            (16.64%)              (7.26%)

   PHOENIX-NORTHERN NASDAQ-100 INDEX(R) SERIES
   Accumulation units outstanding                                  67,563              58,357              122,324
   Unit value                                                   $0.812311           $0.553187            $0.898343
   Net assets (thousands)                                             $55                 $32                 $110
   Mortality and expense ratio                                      1.35%               1.35%                1.35%
   Net investment income ratio                                    (1.38%)             (1.31%)              (1.35%)
   Total return                                                    46.84%            (38.42%)             (33.93%)

   PHOENIX-OAKHURST GROWTH AND INCOME SERIES
   Accumulation units outstanding                                 644,410             694,049              809,194
   Unit value                                                   $1.787139           $1.421252            $1.859331
   Net assets (thousands)                                          $1,152                $986               $1,505
   Mortality and expense ratio                                      1.35%               1.35%                1.35%
   Net investment income ratio                                    (0.25%)             (0.57%)              (0.86%)
   Total return                                                    25.74%            (23.56%)              (9.41%)

                THE PHOENIX EDGE(R)-VA (DEATH BENEFIT OPTION 3)
                       PHL VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                   PERIOD ENDED
                                                                                   DECEMBER 31,
                                                                --------------------------------------------------
SUBACCOUNT                                                         2003                2002                 2001
----------                                                      ---------           ---------            ---------
   PHOENIX-OAKHURST STRATEGIC ALLOCATION SERIES
   Accumulation units outstanding                                 747,435             773,459              187,786
   Unit value                                                   $2.191906           $1.853537            $2.124930
   Net assets (thousands)                                          $1,638              $1,434                 $399
   Mortality and expense ratio                                      1.35%               1.35%                1.35%
   Net investment income ratio                                      1.28%               1.59%                1.33%
   Total return                                                    18.26%            (12.77%)                0.49%

   PHOENIX-OAKHURST VALUE EQUITY SERIES
   Accumulation units outstanding                                 752,681             547,875              724,073
   Unit value                                                   $2.137122           $1.748810            $2.270833
   Net assets (thousands)                                          $1,609                $958               $1,644
   Mortality and expense ratio                                      1.35%               1.35%                1.35%
   Net investment income ratio                                    (0.47%)             (0.53%)              (0.33%)
   Total return                                                    22.20%            (22.99%)             (19.07%)

   PHOENIX-SANFORD BERNSTEIN GLOBAL VALUE SERIES
   Accumulation units outstanding                                 118,033             141,322               40,580
   Unit value                                                   $2.073700           $1.583004            $1.876147
   Net assets (thousands)                                            $245                $224                  $76
   Mortality and expense ratio                                      1.35%               1.35%                1.35%
   Net investment income ratio                                      0.07%             (0.08%)              (0.38%)
   Total return                                                    31.00%            (15.62%)              (8.09%)

   PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE SERIES
   Accumulation units outstanding                                 635,683             784,729              693,370
   Unit value                                                   $3.349642           $2.408546            $2.669779
   Net assets (thousands)                                          $2,129              $1,890               $1,851
   Mortality and expense ratio                                      1.35%               1.35%                1.35%
   Net investment income ratio                                    (1.20%)             (0.48%)                0.29%
   Total return                                                    39.07%             (9.78%)               21.32%

   PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE SERIES
   Accumulation units outstanding                                 342,538             629,820              434,300
   Unit value                                                   $3.115188           $2.195009            $2.432729
   Net assets (thousands)                                          $1,067              $1,382               $1,057
   Mortality and expense ratio                                      1.35%               1.35%                1.35%
   Net investment income ratio                                    (1.39%)             (0.86%)              (0.50%)
   Total return                                                    41.92%             (9.77%)               14.20%

                THE PHOENIX EDGE(R)-VA (DEATH BENEFIT OPTION 3)
                       PHL VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                   PERIOD ENDED
                                                                                   DECEMBER 31,
                                                                --------------------------------------------------
SUBACCOUNT                                                         2003                2002                 2001
----------                                                      ---------           ---------            ---------
   PHOENIX-SENECA MID-CAP GROWTH SERIES
   Accumulation units outstanding                                 387,254             412,061              401,167
   Unit value                                                   $1.566018           $1.232162            $1.850439
   Net assets (thousands)                                            $606                $508                 $742
   Mortality and expense ratio                                      1.35%               1.35%                1.35%
   Net investment income ratio                                    (1.39%)             (1.32%)              (1.35%)
   Total return                                                    27.10%            (33.41%)             (26.30%)

   PHOENIX-SENECA STRATEGIC THEME SERIES
   Accumulation units outstanding                                 298,472             330,218              488,297
   Unit value                                                   $1.411434           $1.042340            $1.625085
   Net assets (thousands)                                            $421                $344                 $794
   Mortality and expense ratio                                      1.35%               1.35%                1.35%
   Net investment income ratio                                    (1.39%)             (1.32%)              (1.34%)
   Total return                                                    35.41%            (35.86%)             (28.35%)

   PHOENIX-STATE STREET RESEARCH SMALL-CAP GROWTH SERIES(12)
   Accumulation units outstanding                                  12,213               1,832                    -
   Unit value                                                   $3.035991           $2.006382                    -
   Net assets (thousands)                                             $37                  $4                    -
   Mortality and expense ratio                                      1.35%               1.35% (19)               -
   Net investment income ratio                                    (1.44%)             (1.33%) (19)               -
   Total return                                                    51.32%             (0.36%)                    -

AIM VARIABLE INSURANCE FUNDS -- SERIES I SHARES
-----------------------------------------------
   AIM V.I. CAPITAL APPRECIATION FUND(5)
   Accumulation units outstanding                                  30,397              17,455                5,042
   Unit value                                                   $1.763397           $1.380106            $1.849477
   Net assets (thousands)                                             $54                 $24                   $9
   Mortality and expense ratio                                      1.35%               1.35%                1.35% (19)
   Net investment income ratio                                    (1.38%)             (1.33%)              (1.32%) (19)
   Total return                                                    27.77%            (25.38%)                0.75%

   AIM V.I. PREMIER EQUITY FUND(1)
   Accumulation units outstanding                                  86,466              79,525               24,147
   Unit value                                                   $1.592714           $1.290772            $1.878617
   Net assets (thousands)                                            $138                $103                  $45
   Mortality and expense ratio                                      1.35%               1.35%                1.35% (19)
   Net investment income ratio                                    (1.07%)             (0.83%)              (0.84%) (19)
   Total return                                                    23.39%            (31.20%)                1.73%

                THE PHOENIX EDGE(R)-VA (DEATH BENEFIT OPTION 3)
                       PHL VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                   PERIOD ENDED
                                                                                   DECEMBER 31,
                                                                --------------------------------------------------
SUBACCOUNT                                                         2003                2002                 2001
----------                                                      ---------           ---------            ---------
THE ALGER AMERICAN FUND -- CLASS O SHARES
-----------------------------------------
   ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
   Accumulation units outstanding                                 181,978             172,612              180,857
   Unit value                                                   $1.095753           $0.824440            $1.264565
   Net assets (thousands)                                            $199                $142                 $229
   Mortality and expense ratio                                      1.35%               1.35%                1.35%
   Net investment income ratio                                    (1.39%)             (1.31%)              (1.37%)
   Total return                                                    32.91%            (34.80%)             (17.07%)

FEDERATED INSURANCE SERIES
--------------------------
   FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
   Accumulation units outstanding                                 603,823             841,811              347,780
   Unit value                                                   $2.524715           $2.500114            $2.324049
   Net assets (thousands)                                          $1,524              $2,105                 $808
   Mortality and expense ratio                                      1.35%               1.35%                1.35%
   Net investment income ratio                                      2.63%               1.33%                0.43%
   Total return                                                     0.98%               7.58%                5.58%

   FEDERATED HIGH INCOME BOND FUND II -- PRIMARY SHARES
   Accumulation units outstanding                                 361,831             132,173               85,002
   Unit value                                                   $2.239269           $1.857278            $1.856911
   Net assets (thousands)                                            $810                $245                 $158
   Mortality and expense ratio                                      1.35%               1.35%                1.35%
   Net investment income ratio                                      2.32%              10.93%                8.89%
   Total return                                                    20.57%               0.02%                1.00%

FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- SERVICE CLASS
--------------------------------------------------------
   VIP CONTRAFUND(R) PORTFOLIO
   Accumulation units outstanding                                 161,997             172,724              125,185
   Unit value                                                   $1.824067           $1.440562            $1.612237
   Net assets (thousands)                                            $295                $249                 $202
   Mortality and expense ratio                                      1.35%               1.35%                1.35%
   Net investment income ratio                                    (1.04%)             (0.64%)              (0.98%)
   Total return                                                    26.62%            (10.65%)             (13.55%)

   VIP GROWTH OPPORTUNITIES PORTFOLIO
   Accumulation units outstanding                                 118,132              99,652               81,096
   Unit value                                                   $1.409157           $1.101647            $1.430192
   Net assets (thousands)                                            $166                $110                 $116
   Mortality and expense ratio                                      1.35%               1.35%                1.35%
   Net investment income ratio                                    (0.81%)             (0.45%)              (1.19%)
   Total return                                                    27.91%            (22.97%)             (15.60%)

                THE PHOENIX EDGE(R)-VA (DEATH BENEFIT OPTION 3)
                       PHL VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                     PERIOD ENDED
                                                                                     DECEMBER 31,
                                                                  --------------------------------------------------
SUBACCOUNT                                                           2003                2002                 2001
----------                                                        ---------           ---------            ---------
   VIP GROWTH PORTFOLIO
   Accumulation units outstanding                                   787,080             627,182              100,909
   Unit value                                                     $1.221482           $0.932496            $1.354257
   Net assets (thousands)                                              $961                $585                 $137
   Mortality and expense ratio                                        1.35%               1.35%                1.35%
   Net investment income ratio                                      (1.22%)             (1.28%)              (1.36%)
   Total return                                                      30.99%            (31.14%)             (18.84%)

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2
---------------------------------------------------------------
   MUTUAL SHARES SECURITIES FUND
   Accumulation units outstanding                                   102,062              93,152               74,592
   Unit value                                                     $2.579702           $2.089514            $2.401822
   Net assets (thousands)                                              $263                $195                 $179
   Mortality and expense ratio                                        1.35%               1.35%                1.35%
   Net investment income ratio                                      (0.37%)             (0.35%)                0.54%
   Total return                                                      23.46%            (13.00%)                5.60%

   TEMPLETON DEVELOPING MARKETS SECURITIES FUND
   Accumulation units outstanding                                    20,076              20,168               33,803
   Unit value                                                     $1.901166           $1.259644            $1.278786
   Net assets (thousands)                                               $38                 $25                  $43
   Mortality and expense ratio                                        1.35%               1.35%                1.35%
   Net investment income ratio                                      (0.24%)             (0.16%)              (0.43%)
   Total return                                                      50.93%             (1.49%)              (9.33%)

   TEMPLETON FOREIGN SECURITIES FUND
   Accumulation units outstanding                                   274,920             610,825              483,674
   Unit value                                                     $1.758867           $1.348523            $1.678570
   Net assets (thousands)                                              $484                $824                 $812
   Mortality and expense ratio                                        1.35%               1.35%                1.35%
   Net investment income ratio                                        0.53%               0.13%                0.84%
   Total return                                                      30.43%            (19.66%)             (17.14%)

   TEMPLETON GLOBAL ASSET ALLOCATION FUND
   Accumulation units outstanding                                     4,577               4,930               25,920
   Unit value                                                     $2.118884           $1.627734            $1.725744
   Net assets (thousands)                                               $10                  $8                  $45
   Mortality and expense ratio                                        1.35%               1.35%                1.35%
   Net investment income ratio                                        1.19%               1.49%                0.05%
   Total return                                                      30.17%             (5.68%)             (11.17%)

                THE PHOENIX EDGE(R)-VA (DEATH BENEFIT OPTION 3)
                       PHL VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                   PERIOD ENDED
                                                                                   DECEMBER 31,
                                                                --------------------------------------------------
SUBACCOUNT                                                         2003                2002                 2001
----------                                                      ---------           ---------            ---------
   TEMPLETON GROWTH SECURITIES FUND
   Accumulation units outstanding                                 500,752             228,194              218,211
   Unit value                                                   $2.229858           $1.710630            $2.127403
   Net assets (thousands)                                          $1,117                $390                 $464
   Mortality and expense ratio                                      1.35%               1.35%                1.35%
   Net investment income ratio                                    (0.10%)               0.89%               26.06%
   Total return                                                    30.35%            (19.59%)              (2.65%)

THE RYDEX VARIABLE TRUST
------------------------
   RYDEX VARIABLE TRUST JUNO FUND(16)
   Accumulation units outstanding                                  10,845                   -                    -
   Unit value                                                   $1.051005                   -                    -
   Net assets (thousands)                                             $11                   -                    -
   Mortality and expense ratio                                      1.35% (19)              -                    -
   Net investment income ratio                                    (1.35%) (19)              -                    -
   Total return                                                   (5.81%)                   -                    -

   RYDEX VARIABLE TRUST NOVA FUND(18)
   Accumulation units outstanding                                  44,404                   -                    -
   Unit value                                                   $1.214510                   -                    -
   Net assets (thousands)                                             $54                   -                    -
   Mortality and expense ratio                                      1.35% (19)              -                    -
   Net investment income ratio                                    (1.40%) (19)              -                    -
   Total return                                                    11.98%                   -                    -

   RYDEX VARIABLE TRUST SECTOR ROTATION FUND(15)
   Accumulation units outstanding                                 384,970                   -                    -
   Unit value                                                   $1.152179                   -                    -
   Net assets (thousands)                                            $444                   -                    -
   Mortality and expense ratio                                      1.35% (19)              -                    -
   Net investment income ratio                                    (1.38%) (19)              -                    -
   Total return                                                    13.01%                   -                    -

SCUDDER INVESTMENTS VIT FUNDS -- CLASS A
----------------------------------------
   SCUDDER VIT EAFE(R) EQUITY INDEX FUND
   Accumulation units outstanding                                  17,099              14,359               10,678
   Unit value                                                   $1.286738           $0.978090            $1.264603
   Net assets (thousands)                                             $22                 $14                  $14
   Mortality and expense ratio                                      1.35%               1.35%                1.35%
   Net investment income ratio                                      3.29%             (0.13%)              (1.35%)
   Total return                                                    31.56%            (22.66%)             (25.71%)

                THE PHOENIX EDGE(R)-VA (DEATH BENEFIT OPTION 3)
                       PHL VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                   PERIOD ENDED
                                                                                   DECEMBER 31,
                                                                --------------------------------------------------
SUBACCOUNT                                                         2003                2002                 2001
----------                                                      ---------           ---------            ---------
   SCUDDER VIT EQUITY 500 INDEX FUND(3)
   Accumulation units outstanding                                  16,956               2,905                  639
   Unit value                                                   $2.061119           $1.630269            $2.107931
   Net assets (thousands)                                             $35                  $5                   $1
   Mortality and expense ratio                                      1.35%               1.35%                1.35% (19)
   Net investment income ratio                                    (0.12%)               1.39%              (1.92%) (19)
   Total return                                                    26.43%            (23.37%)                0.20%

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. -- CLASS I SHARES
---------------------------------------------------------
   TECHNOLOGY PORTFOLIO
   Accumulation units outstanding                                 420,740             439,687              615,542
   Unit value                                                   $0.572747           $0.392876            $0.780422
   Net assets (thousands)                                            $241                $173                 $480
   Mortality and expense ratio                                      1.35%               1.35%                1.35%
   Net investment income ratio                                    (1.40%)             (1.30%)              (1.34%)
   Total return                                                    45.78%            (49.66%)             (49.56%)

WANGER ADVISORS TRUST
---------------------
   WANGER FOREIGN FORTY
   Accumulation units outstanding                                  66,933              80,769              101,579
   Unit value                                                   $2.452278           $1.760024            $2.106231
   Net assets (thousands)                                            $164                $142                 $214
   Mortality and expense ratio                                      1.35%               1.35%                1.35%
   Net investment income ratio                                    (1.08%)             (1.35%)              (1.23%)
   Total return                                                    39.33%            (16.44%)             (27.62%)

   WANGER INTERNATIONAL SMALL CAP
   Accumulation units outstanding                                 277,701             253,204              337,313
   Unit value                                                   $2.131759           $1.451579            $1.707659
   Net assets (thousands)                                            $592                $368                 $576
   Mortality and expense ratio                                      1.35%               1.35%                1.35%
   Net investment income ratio                                    (1.11%)             (1.35%)              (1.32%)
   Total return                                                    46.86%            (15.00%)             (22.34%)

   WANGER TWENTY
   Accumulation units outstanding                                  65,554              76,657               70,770
   Unit value                                                   $3.013145           $2.336441            $2.563737
   Net assets (thousands)                                            $198                $179                 $181
   Mortality and expense ratio                                      1.35%               1.35%                1.35%
   Net investment income ratio                                    (1.39%)             (1.34%)              (1.37%)
   Total return                                                    28.96%             (8.87%)                7.61%

                THE PHOENIX EDGE(R)-VA (DEATH BENEFIT OPTION 3)
                       PHL VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                   PERIOD ENDED
                                                                                   DECEMBER 31,
                                                                --------------------------------------------------
SUBACCOUNT                                                         2003                2002                 2001
----------                                                      ---------           ---------            ---------
   WANGER U.S. SMALLER COMPANIES
   Accumulation units outstanding                                 617,367             602,279              570,639
   Unit value                                                   $2.664010           $1.885488            $2.297522
   Net assets (thousands)                                          $1,645              $1,136               $1,311
   Mortality and expense ratio                                      1.35%               1.35%                1.35%
   Net investment income ratio                                    (1.40%)             (1.34%)              (1.33%)
   Total return                                                    41.29%            (17.93%)                9.88%

MORTALITY AND EXPENSE RATIO:
These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

NET INVESTMENT INCOME RATIO:
These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios include those expenses, such as mortality and expense charges, that are assessed against contract owner accounts through reductions in the unit values. These ratios exclude those expenses that are assessed against contract owner accounts through the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

TOTAL RETURN:
These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.

 (1) From inception September 5, 2001 to December 31, 2001.
 (2) From inception November 7, 2001 to December 31, 2001.
 (3) From inception December 18, 2001 to December 31, 2001.
 (4) From inception December 20, 2001 to December 31, 2001.
 (5) From inception December 24, 2001 to December 31, 2001.
 (6) From inception January 23, 2002 to December 31, 2002.
 (7) From inception February 5, 2002 to December 31, 2002.
 (8) From inception February 19, 2002 to December 31, 2002.
 (9) From inception August 28, 2002 to December 31, 2002.
(10) From inception September 3, 2002 to December 31, 2002.
(11) From inception September 4, 2002 to December 31, 2002.
(12) From inception November 11, 2002 to December 31, 2002.
(13) From inception November 19, 2002 to December 31, 2002.
(14) From inception April 29, 2003 to December 31, 2003.
(15) From inception June 4, 2003 to December 31, 2003.
(16) From inception August 8, 2003 to December 31, 2003.
(17) From inception August 13, 2003 to December 31, 2003.
(18) From inception September 3, 2003 to December 31, 2003.
(19) Annualized.

                THE PHOENIX EDGE(R)-VA (DEATH BENEFIT OPTION 3)
                       PHL VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                                      SUBACCOUNT
                                   --------------------------------------------------------------------------------

                                       PHOENIX-                            PHOENIX-ALLIANCE/
                                       ABERDEEN        PHOENIX-AIM MID-        BERNSTEIN         PHOENIX-ALLIANCE/
                                     INTERNATIONAL        CAP EQUITY         ENHANCED INDEX      BERNSTEIN GROWTH
                                        SERIES              SERIES               SERIES           + VALUE SERIES
                                   -----------------   -----------------   ------------------   -------------------
Accumulation units outstanding,
   beginning of period                       676,607              10,409              270,779               110,467
Participant deposits                          13,539                   -                  294                 8,122
Participant transfers                         54,215              (5,039)             (42,287)              (72,315)
Participant withdrawals                      (24,699)                 (7)              (5,059)                 (295)
                                   --------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                             719,662               5,363              223,727                45,979
                                   ================================================================================

                                     PHOENIX-DUFF &         PHOENIX-            PHOENIX-
                                       PHELPS REAL          ENGEMANN         ENGEMANN SMALL          PHOENIX-
                                   ESTATE SECURITIES     CAPITAL GROWTH         & MID-CAP          GOODWIN MONEY
                                         SERIES              SERIES           GROWTH SERIES        MARKET SERIES
                                   -----------------   -----------------   ------------------   -------------------
Accumulation units outstanding,
   beginning of period                       227,757             997,202              525,421               855,674
Participant deposits                           3,215               4,904                  633                 5,177
Participant transfers                        (66,134)            (15,373)             (57,267)             (166,120)
Participant withdrawals                       (4,446)            (29,216)             (18,227)              (52,924)
                                   --------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                             160,392             957,517              450,560               641,807
                                   ================================================================================

                                                            PHOENIX-
                                        PHOENIX-         GOODWIN MULTI-
                                     GOODWIN MULTI-       SECTOR SHORT       PHOENIX-JANUS          PHOENIX-KAYNE
                                      SECTOR FIXED         TERM BOND        FLEXIBLE INCOME       RISING DIVIDENDS
                                     INCOME SERIES          SERIES              SERIES                 SERIES
                                   -----------------   -----------------   ------------------   -------------------
Accumulation units outstanding,
   beginning of period                       439,306                   -              476,769                 9,526
Participant deposits                           5,008                   -                4,608                     -
Participant transfers                         85,002               1,088              (22,488)               29,136
Participant withdrawals                      (44,647)                  -              (36,692)                 (864)
                                   --------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                             484,669               1,088              422,197                37,798
                                   ================================================================================

                                     PHOENIX-KAYNE       PHOENIX-LAZARD
                                       SMALL-CAP         INTERNATIONAL       PHOENIX-LAZARD        PHOENIX-LAZARD
                                     QUALITY VALUE       EQUITY SELECT      SMALL-CAP VALUE        U.S. MULTI-CAP
                                        SERIES              SERIES               SERIES                SERIES
                                   -----------------   -----------------   ------------------   -------------------
Accumulation units outstanding,
   beginning of period                         8,451                   -                8,368                 8,480
Participant deposits                               -                   -                1,054                     -
Participant transfers                         94,988              13,281              154,749                (2,211)
Participant withdrawals                         (271)               (202)                (262)                   (1)
                                   --------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                             103,168              13,079              163,909                 6,268
                                   ================================================================================

                THE PHOENIX EDGE(R)-VA (DEATH BENEFIT OPTION 3)
                       PHL VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)

                                                                      SUBACCOUNT
                                   --------------------------------------------------------------------------------

                                      PHOENIX-LORD        PHOENIX-LORD        PHOENIX-LORD         PHOENIX-MFS
                                      ABBETT BOND-      ABBETT LARGE-CAP     ABBETT MID-CAP      INVESTORS GROWTH
                                    DEBENTURE SERIES      VALUE SERIES        VALUE SERIES         STOCK SERIES
                                   -----------------   -----------------   ------------------   -------------------
Accumulation units outstanding,
   beginning of period                         1,126               2,862               10,114             1,191,183
Participant deposits                               -                   -                    -                28,890
Participant transfers                          5,962              42,762               24,837               266,731
Participant withdrawals                          (73)                  -                    -               (44,109)
                                   --------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                               7,015              45,624               34,951             1,442,695
                                   ================================================================================

                                      PHOENIX-MFS                              PHOENIX-               PHOENIX-
                                    INVESTORS TRUST       PHOENIX-MFS       NORTHERN DOW 30       NORTHERN NASDAQ-
                                        SERIES            VALUE SERIES          SERIES          100 INDEX(R) SERIES
                                   -----------------   -----------------   ------------------   -------------------
Accumulation units outstanding,
   beginning of period                        26,100             388,675              148,583                58,357
Participant deposits                               -              16,738                  150                     -
Participant transfers                        (18,217)           (222,647)              21,332                18,682
Participant withdrawals                           (9)            (54,723)              (2,473)               (9,476)
                                   --------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                               7,874             128,043              167,592                67,563
                                   ================================================================================

                                       PHOENIX-             PHOENIX-
                                    OAKHURST GROWTH         OAKHURST            PHOENIX-          PHOENIX-SANFORD
                                      AND INCOME           STRATEGIC         OAKHURST VALUE       BERNSTEIN GLOBAL
                                        SERIES         ALLOCATION SERIES      EQUITY SERIES         VALUE SERIES
                                   -----------------   -----------------   ------------------   -------------------
Accumulation units outstanding,
   beginning of period                       694,049             773,459              547,875               141,322
Participant deposits                          15,479               4,589                3,344                     -
Participant transfers                        (38,039)               (782)             214,493               (23,286)
Participant withdrawals                      (27,079)            (29,831)             (13,031)                   (3)
                                   --------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                             644,410             747,435              752,681               118,033
                                   ================================================================================

                                   PHOENIX-SANFORD      PHOENIX-SANFORD      PHOENIX-SENECA      PHOENIX-SENECA
                                    BERNSTEIN MID-      BERNSTEIN SMALL-     MID-CAP GROWTH      STRATEGIC THEME
                                   CAP VALUE SERIES     CAP VALUE SERIES         SERIES               SERIES
                                   -----------------   -----------------   ------------------   -------------------
Accumulation units outstanding,
   beginning of period                       784,729             629,820              412,061               330,218
Participant deposits                           9,148              15,820               21,034                 8,313
Participant transfers                       (139,508)           (293,130)             (25,979)              (29,373)
Participant withdrawals                      (18,686)             (9,972)             (19,862)              (10,686)
                                   --------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                             635,683             342,538              387,254               298,472
                                   ================================================================================

                THE PHOENIX EDGE(R)-VA (DEATH BENEFIT OPTION 3)
                       PHL VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)

                                                                      SUBACCOUNT
                                   --------------------------------------------------------------------------------

                                     PHOENIX-STATE
                                    STREET RESEARCH    AIM V.I. CAPITAL                            ALGER AMERICAN
                                       SMALL-CAP         APPRECIATION       AIM V.I. PREMIER      LEVERAGED ALLCAP
                                     GROWTH SERIES           FUND              EQUITY FUND           PORTFOLIO
                                   -----------------   -----------------   ------------------   -------------------
Accumulation units outstanding,
   beginning of period                         1,832              17,455               79,525               172,612
Participant deposits                           1,276                   -                    -                     -
Participant transfers                         34,843              13,920                6,986                16,138
Participant withdrawals                      (25,738)               (978)                 (45)               (6,772)
                                   --------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                              12,213              30,397               86,466               181,978
                                   ================================================================================

                                     FEDERATED FUND      FEDERATED HIGH
                                        FOR U.S.           INCOME BOND                               VIP GROWTH
                                       GOVERNMENT          FUND II --       VIP CONTRAFUND(R)      OPPORTUNITIES
                                     SECURITIES II       PRIMARY SHARES         PORTFOLIO             PORTFOLIO
                                   -----------------   -----------------   ------------------   -------------------
Accumulation units outstanding,
   beginning of period                       841,811             132,173              172,724                99,652
Participant deposits                           5,779               6,638                  258                     -
Participant transfers                       (227,551)            226,844               (4,219)               18,674
Participant withdrawals                      (16,216)             (3,824)              (6,766)                 (194)
                                   --------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                             603,823             361,831              161,997               118,132
                                   ================================================================================

                                                                                TEMPLETON
                                                                                DEVELOPING           TEMPLETON
                                       VIP GROWTH        MUTUAL SHARES           MARKETS              FOREIGN
                                       PORTFOLIO        SECURITIES FUND      SECURITIES FUND      SECURITIES FUND
                                   -----------------   -----------------   ------------------   -------------------
Accumulation units outstanding,
   beginning of period                       627,182              93,152               20,168               610,825
Participant deposits                          49,208               3,880                    -                19,082
Participant transfers                        214,803               8,603                  (81)             (306,123)
Participant withdrawals                     (104,113)             (3,573)                 (11)              (48,864)
                                   --------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                             787,080             102,062               20,076               274,920
                                   ================================================================================

                                       TEMPLETON          TEMPLETON
                                      GLOBAL ASSET          GROWTH           RYDEX VARIABLE       RYDEX VARIABLE
                                    ALLOCATION FUND     SECURITIES FUND      TRUST JUNO FUND      TRUST NOVA FUND
                                   -----------------   -----------------   ------------------   -------------------
Accumulation units outstanding,
   beginning of period                         4,930             228,194                    -                     -
Participant deposits                               -               2,111                    -                     -
Participant transfers                              -             274,111               10,845                44,404
Participant withdrawals                         (353)             (3,664)                   -                     -
                                   --------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                               4,577             500,752               10,845                44,404
                                   ================================================================================

                THE PHOENIX EDGE(R)-VA (DEATH BENEFIT OPTION 3)
                       PHL VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)

                                                                      SUBACCOUNT
                                   --------------------------------------------------------------------------------

                                                          SCUDDER VIT
                                     RYDEX VARIABLE     EAFE(R) EQUITY        SCUDDER VIT
                                      TRUST SECTOR           INDEX          EQUITY 500 INDEX        TECHNOLOGY
                                     ROTATION FUND           FUND                 FUND              PORTFOLIO
                                   -----------------   -----------------   ------------------   -------------------
Accumulation units outstanding,
   beginning of period                             -              14,359                2,905               439,687
Participant deposits                               -                 114                    -                41,768
Participant transfers                        385,672               3,314               14,064               (56,786)
Participant withdrawals                         (702)               (688)                 (13)               (3,929)
                                   --------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                             384,970              17,099               16,956               420,740
                                   ================================================================================

                                                            WANGER                                  WANGER U.S.
                                    WANGER FOREIGN       INTERNATIONAL                                SMALLER
                                        FORTY              SMALL CAP          WANGER TWENTY          COMPANIES
                                   -----------------   -----------------   ------------------   -------------------
Accumulation units outstanding,
   beginning of period                        80,769             253,204               76,657               602,279
Participant deposits                           1,302               8,952                   15                12,728
Participant transfers                         (9,728)             21,197               (7,442)               51,249
Participant withdrawals                       (5,410)             (5,654)              (3,676)              (48,889)
                                   --------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                              66,933             277,701               65,554               617,367
                                   ================================================================================

                THE PHOENIX EDGE(R)-VA (DEATH BENEFIT OPTION 3)
                       PHL VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2002

                                                                       SUBACCOUNT
                                   ----------------------------------------------------------------------------------

                                        PHOENIX-
                                        ABERDEEN            PHOENIX-            PHOENIX-AIM        PHOENIX-ALLIANCE/
                                     INTERNATIONAL        ABERDEEN NEW         MID-CAP EQUITY      BERNSTEIN GROWTH
                                        SERIES            ASIA SERIES              SERIES           + VALUE SERIES
                                   -----------------   -------------------   ------------------   -------------------
Units outstanding, beginning
   of period                                 714,161              24,848                      -                53,354
Participant deposits                          61,651                   2                 14,699                10,310
Participant transfers                        (80,451)              1,427                    528                47,075
Participant withdrawals                      (18,754)                (20)                (4,818)                 (272)
                                   ----------------------------------------------------------------------------------
outstanding, end of period                   676,607              26,257                 10,409               110,467
                                   ==================================================================================

                                                                                PHOENIX-DUFF &          PHOENIX-
                                       PHOENIX-              PHOENIX-            PHELPS REAL            ENGEMANN
                                    DEUTSCHE DOW 30      DEUTSCHE NASDAQ      ESTATE SECURITIES      CAPITAL GROWTH
                                        SERIES         100 INDEX(R) SERIES         SERIES                SERIES
                                   -----------------   -------------------   ------------------   -------------------
Units outstanding, beginning
   of period                                 140,751               122,324              108,003               735,256
Participant deposits                          13,186                 1,991               12,303                44,287
Participant transfers                         (4,592)              (65,857)             121,063               267,296
Participant withdrawals                         (762)                 (101)             (13,612)              (49,637)
                                   ----------------------------------------------------------------------------------
outstanding, end of period                   148,583                58,357              227,757               997,202
                                   ==================================================================================

                                        PHOENIX-                                  PHOENIX-
                                     ENGEMANN SMALL         PHOENIX-           GOODWIN MULTI-      PHOENIX-HOLLISTER
                                       & MID-CAP          GOODWIN MONEY         SECTOR FIXED          VALUE EQUITY
                                     GROWTH SERIES        MARKET SERIES         INCOME SERIES            SERIES
                                   -----------------   -------------------   ------------------   -------------------
Units outstanding, beginning
   of period                                 627,746               907,365              265,318               724,073
Participant deposits                          46,194               328,314               56,461                40,820
Participant transfers                       (137,408)             (319,382)             152,313              (207,376)
Participant withdrawals                      (11,111)              (60,623)             (34,786)               (9,642)
                                   ----------------------------------------------------------------------------------
outstanding, end of period                   525,421               855,674              439,306               547,875
                                   ==================================================================================

                                     PHOENIX-J.P.
                                    MORGAN RESEARCH       PHOENIX-JANUS                              PHOENIX-KAYNE
                                     ENHANCED INDEX      FLEXIBLE INCOME       PHOENIX-JANUS        LARGE-CAP CORE
                                        SERIES               SERIES            GROWTH SERIES            SERIES
                                   -----------------   -------------------   ------------------   -------------------
Units outstanding, beginning
   of period                                 236,131               487,421            1,294,748                     -
Participant deposits                           3,540                28,629               58,347                     -
Participant transfers                         35,686                19,348             (126,448)                9,710
Participant withdrawals                       (4,578)              (58,629)             (35,464)                 (184)
                                   ----------------------------------------------------------------------------------
outstanding, end of period                   270,779               476,769            1,191,183                 9,526
                                   ==================================================================================

                THE PHOENIX EDGE(R)-VA (DEATH BENEFIT OPTION 3)
                       PHL VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)

                                                                       SUBACCOUNT
                                   ----------------------------------------------------------------------------------

                                     PHOENIX-KAYNE                                                   PHOENIX-LORD
                                       SMALL-CAP          PHOENIX-LAZARD       PHOENIX-LAZARD        ABBETT BOND-
                                     QUALITY VALUE       SMALL-CAP VALUE       U.S. MULTI-CAP          DEBENTURE
                                        SERIES               SERIES                SERIES                SERIES
                                   -----------------   -------------------   ------------------   -------------------
Units outstanding, beginning
   of period                                       -                     -                    -                     -
Participant deposits                               -                     -                    -                     -
Participant transfers                          8,451                 8,368                8,480                 1,126
Participant withdrawals                            -                     -                    -                     -
                                   ----------------------------------------------------------------------------------
outstanding, end of period                     8,451                 8,368                8,480                 1,126
                                   ==================================================================================

                                      PHOENIX-LORD         PHOENIX-LORD          PHOENIX-MFS         PHOENIX-MFS
                                    ABBETT LARGE-CAP      ABBETT MID-CAP      INVESTORS GROWTH      INVESTORS TRUST
                                      VALUE SERIES         VALUE SERIES         STOCK SERIES             SERIES
                                   -----------------   -------------------   ------------------   -------------------
Units outstanding, beginning
   of period                                       -                     -                    -                     -
Participant deposits                               -                     -                2,227                   507
Participant transfers                          2,862                10,114               10,536                25,692
Participant withdrawals                            -                     -                    -                   (99)
                                   ----------------------------------------------------------------------------------
Units outstanding, end of period               2,862                10,114               12,763                26,100
                                   ==================================================================================

                                                            PHOENIX-              PHOENIX-
                                                         OAKHURST GROWTH          OAKHURST          PHOENIX-SANFORD
                                      PHOENIX-MFS          AND INCOME             STRATEGIC         BERNSTEIN GLOBAL
                                     VALUE SERIES            SERIES           ALLOCATION SERIES       VALUE SERIES
                                   -----------------   -------------------   ------------------   -------------------
Units outstanding, beginning
   of period                                  36,261               809,194              187,786                40,580
Participant deposits                         120,032                67,332              119,431                     -
Participant transfers                        235,407              (132,172)             512,223               101,386
Participant withdrawals                       (3,025)              (50,305)             (45,981)                 (644)
                                   ----------------------------------------------------------------------------------
outstanding, end of period                   388,675               694,049              773,459               141,322
                                   ==================================================================================

                                     PHOENIX-SANFORD     PHOENIX-SANFORD       PHOENIX-SENECA       PHOENIX-SENECA
                                     BERNSTEIN MID-      BERNSTEIN SMALL-      MID-CAP GROWTH       STRATEGIC THEME
                                    CAP VALUE SERIES     CAP VALUE SERIES          SERIES                SERIES
                                   -----------------   -------------------   ------------------   -------------------
Units outstanding, beginning
   of period                                 693,370               434,300              401,167               488,297
Participant deposits                          89,476                69,476               53,605                 7,335
Participant transfers                         14,987               153,684              (18,229)             (141,328)
Participant withdrawals                      (13,104)              (27,640)             (24,482)              (24,086)
                                   ----------------------------------------------------------------------------------
outstanding, end of period                   784,729               629,820              412,061               330,218
                                   ==================================================================================

                THE PHOENIX EDGE(R)-VA (DEATH BENEFIT OPTION 3)
                       PHL VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)

                                                                       SUBACCOUNT
                                   ----------------------------------------------------------------------------------

                                     PHOENIX-STATE
                                    STREET RESEARCH        PHOENIX-VAN        AIM V.I. CAPITAL
                                       SMALL-CAP           KAMPEN FOCUS         APPRECIATION        AIM V.I. PREMIER
                                     GROWTH SERIES        EQUITY SERIES             FUND               EQUITY FUND
                                   -----------------   -------------------   ------------------   -------------------
Units outstanding, beginning
   of period                                       -               310,861               5,042                24,147
Participant deposits                               -                 3,453               2,538                 5,187
Participant transfers                          1,832                 3,275               9,893                50,234
Participant withdrawals                            -               (11,097)                (18)                  (43)
                                   ----------------------------------------------------------------------------------
outstanding, end of period                     1,832               306,492              17,455                79,525
                                   ==================================================================================

                                                          FEDERATED FUND
                                    ALGER AMERICAN           FOR U.S.         FEDERATED HIGH
                                   LEVERAGED ALLCAP         GOVERNMENT          INCOME BOND        VIP CONTRAFUND(R)
                                       PORTFOLIO          SECURITIES II           FUND II             PORTFOLIO
                                   -----------------   -------------------   ------------------   -------------------
Units outstanding, beginning
   of period                                 180,857               347,780               85,002               125,185
Participant deposits                          13,412                64,251               51,658                   779
Participant transfers                        (21,610)              457,381               18,825                50,432
Participant withdrawals                          (47)              (27,601)             (23,312)               (3,672)
                                   ----------------------------------------------------------------------------------
outstanding, end of period                   172,612               841,811              132,173               172,724
                                   ==================================================================================

                                                                                                      TEMPLETON
                                      VIP GROWTH                                                      DEVELOPING
                                     OPPORTUNITIES         VIP GROWTH           MUTUAL SHARES           MARKETS
                                       PORTFOLIO           PORTFOLIO           SECURITIES FUND      SECURITIES FUND
                                   -----------------   -------------------   ------------------   -------------------
Units outstanding, beginning
   of period                                  81,096               100,909               74,592                33,803
Participant deposits                           2,367               138,799               30,284                   185
Participant transfers                         16,189               392,837               (9,375)              (13,805)
Participant withdrawals                            -                (5,363)              (2,349)                  (15)
                                   ----------------------------------------------------------------------------------
outstanding, end of period                    99,652               627,182               93,152                20,168
                                   ==================================================================================

                                                                                                      SCUDDER VIT
                                       TEMPLETON           TEMPLETON            TEMPLETON           EAFE(R) EQUITY
                                        FOREIGN           GLOBAL ASSET            GROWTH                 INDEX
                                    SECURITIES FUND      ALLOCATION FUND      SECURITIES FUND             FUND
                                   -----------------   -------------------   ------------------   -------------------
Units outstanding, beginning
   of period                                 483,674                25,920              218,211                10,678
Participant deposits                          43,431                   144                    -                   472
Participant transfers                         91,705               (20,772)              11,847                 6,810
Participant withdrawals                       (7,985)                 (362)              (1,864)               (3,601)
                                   ----------------------------------------------------------------------------------
outstanding, end of period                   610,825                 4,930              228,194                14,359
                                   ==================================================================================

                THE PHOENIX EDGE(R)-VA (DEATH BENEFIT OPTION 3)
                       PHL VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)

                                                                       SUBACCOUNT
                                   ----------------------------------------------------------------------------------

                                      SCUDDER VIT                                                       WANGER
                                    EQUITY 500 INDEX       TECHNOLOGY         WANGER FOREIGN         INTERNATIONAL
                                         FUND               PORTFOLIO              FORTY               SMALL CAP
                                   -----------------   -------------------   ------------------   -------------------
Units outstanding, beginning
   of period                                     639               615,542              101,579               337,313
Participant deposits                           4,721                55,499                2,415                10,590
Participant transfers                          2,291              (219,503)             (20,557)              (89,705)
Participant withdrawals                       (4,746)              (11,851)              (2,668)               (4,994)
                                   ----------------------------------------------------------------------------------
outstanding, end of period                     2,905               439,687               80,769               253,204
                                   ==================================================================================

                                                            WANGER U.S.
                                                              SMALLER
                                     WANGER TWENTY           COMPANIES
                                   -----------------   -------------------
Units outstanding, beginning
   of period                                 70,770                570,639
Participant deposits                          4,447                 56,462
Participant transfers                         2,570                  8,297
Participant withdrawals                      (1,130)               (33,119)
                                   ---------------------------------------
outstanding, end of period                   76,657                602,279
                                   =======================================

                 THE PHOENIX EDGE(R)-VA (DEATH BENEFIT OPTION 3)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 6--FEES AND RELATED PARTY TRANSACTIONS

   PHL Variable and its affiliate, Phoenix Equity Planning Corporation ("PEPCO"), a registered broker/dealer in securities, provide all services to the Account.

   PHL Variable assumes the risk that annuitants as a class may live longer than expected (necessitating a greater number of annuity payments) and that its expenses may be higher than the deductions for such expenses. In return for the assumption of these mortality and expense risks, PHL Variable charges each subaccount the daily equivalent of .40%, .825% and .125% on an annual basis for mortality, expense risks and daily administrative fees, respectively.

   As compensation for administrative services provided to the Account, PHL Variable generally receives $35 per year from each contract, which is deducted on a pro-rata basis from the subaccounts or Guaranteed Interest Account in which contract/policy owners have an interest. Such costs aggregated $9,903, $10,357 and $6,900 during the years ended December 31, 2003, 2002 and 2001, respectively.

   PEPCO is the principal underwriter and distributor for the Account.

   On surrender of a contract, contingent deferred sales charges, which vary from 0-7% depending upon the duration of each contract deposit, are deducted from proceeds and are paid to PHL Variable as reimbursement for services provided. Contingent deferred sales charges deducted and paid to PHL Variable aggregated $31,488, $13,166 and $10,606 during the years ended December 31, 2003, 2002 and 2001, respectively.

NOTE 7--DISTRIBUTION OF NET INCOME

   The Account does not declare distributions to participants from accumulated net income. The accumulated net income is distributed to participants as part of withdrawals of amounts in the form of surrenders, death benefits, transfers or annuity payments in excess of net purchase payments.

NOTE 8--DIVERSIFICATION REQUIREMENTS

   Under the provisions of Section 817(h) of the Internal Revenue Code of 1986 (the "Code"), as amended, a variable contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a variable contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. Each subaccount is required to satisfy the requirements of Section 817(h). The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

   The Secretary of the Treasury has issued regulations under Section 817(h) of the Code. PHL Variable intends that each of the subaccounts shall comply with the diversification requirements and, in the event of any failure to comply, will take immediate corrective action to assure compliance.

NOTE 9--MERGERS

   On February 7, 2003, Aberdeen International acquired all of the net assets of Aberdeen New Asia pursuant to an Agreement and Plan of Reorganization approved by Aberdeen New Asia shareholders on January 7, 2003. The acquisition was accomplished by a tax-free exchange of 1,885,115 shares of Aberdeen International valued at $14,391,123 for 1,913,078 shares of Aberdeen New Asia outstanding on February 7, 2003. Aberdeen New Asia's net assets on that date of $14,391,123, including $618,515 of net unrealized depreciation were combined with those of Aberdeen International. The aggregate net assets of Aberdeen International immediately after the merger were $116,991,498.

   On February 14, 2003, Janus Growth acquired all of the net assets of MFS Investors Growth Stock ("Growth Stock") and Van Kampen Focus Equity ("Focus Equity") pursuant to an Agreement and Plan of reorganization approved by Growth Stock and Focus Equity shareholders on February 14, 2003. The acquisition was accomplished by a tax-free exchange of 2,496,714 shares of Janus Growth outstanding on February 14, 2003 for 782,923 shares of Growth Stock valued at $5,807,615 and 1,169,922 shares of Focus Equity valued at $6,179,826. Growth Stock's net assets of $5,807,615, including $135,964 of net unrealized depreciation and Focus Equity's net assets of $6,179,826, including $380,781 of net unrealized depreciation were combined with those of Janus Growth. The aggregate net assets of Janus Growth immediately after the merger were $63,057,943. Immediately following the merger, Janus Growth was renamed MFS Investors Growth Stock. Immediately prior to the Special Meeting of Shareholders, Phoenix Variable Advisors, Inc. ("PVA"), as authorized pursuant to an exemptive order from the Securities and Exchange Commission, replaced Janus Capital Management LLC with MFS Investment Management ("MFS") as subadvisor to the series. PVA and MFS have also agreed that they would serve as advisor and subadvisor, respectively, to the series for the same management fees as currently charged to the former Phoenix-MFS Investors Growth Stock Series. Accordingly, the annual expenses and expense cap reimbursements for the series are the same as those of the former Phoenix-MFS Investors Growth Stock Series. MFS is going to manage the series in a manner comparable with the former Phoenix-MFS Investors Growth Stock Series. As part of the reorganizations, the series has been renamed Phoenix-MFS Investors Growth Stock Series.

   On March 22, 2002, Janus Growth ("Growth") acquired all of the net assets of Janus Core Equity ("Core Equity") pursuant to an Agreement and Plan of Reorganization approved by Core Equity shareholders on March 18, 2002. The acquisition was accomplished by a tax-free exchange of 3,141,426 shares of Growth valued at $22,032,065 for 2,467,046 shares of Core Equity outstanding on March 22, 2002. Core Equity's net assets on that date of $22,032,065, including $1,473,521 of net unrealized appreciation were combined with those of Growth. The aggregate net assets of Growth immediately after the merger were $90,807,708.

   On April 5, 2002, Engemann Capital Growth ("Capital Growth") acquired all of the net assets of Engemann Nifty Fifty ("Nifty Fifty") pursuant to an Agreement and Plan of Reorganization approved by Nifty Fifty shareholders on March 18, 2002. The acquisition was accomplished by a tax-free exchange of 2,949,789 shares of Capital Growth valued at $39,773,479 for 4,885,261 shares of Nifty Fifty outstanding on April 5, 2002. Nifty Fifty's net assets on that date of $39,773,479, including $7,975,458 of net unrealized depreciation were combined with those of Capital Growth. The aggregate net assets of Capital Growth immediately after the merger were $862,917,192.

                 THE PHOENIX EDGE(R)-VA (DEATH BENEFIT OPTION 3)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

   On April 5, 2002, Oakhurst Strategic Allocation ("Strategic Allocation") acquired all of the net assets of Oakhurst Balanced ("Balanced") pursuant to an Agreement and Plan of Reorganization approved by Balanced shareholders on March 18, 2002. The acquisition was accomplished by a tax-free exchange of 17,438,879 shares of Strategic Allocation valued at $236,890,944 for 19,697,824 shares of Balanced outstanding on April 5, 2002. Balanced's net assets on that date of $236,890,944, including $25,034,492 of net unrealized appreciation were combined with those of Strategic Allocation. The aggregate net assets of Strategic Allocation immediately after the merger were $582,665,031.

NOTE 10--MANAGER OF MANAGERS EXEMPTIVE ORDER

   The Phoenix Edge Series Fund ("PESF") and the investment advisor, Phoenix Variable Advisors, Inc. ("PVA"), have received an exemptive order from the Securities and Exchange Commission granting exemptions from certain provisions of the Investment Company Act of 1940, as amended, pursuant to which PVA is, subject to supervision and approval of PESF's Board of Trustees, permitted to enter into and materially amend subadvisory agreements without such agreements being approved by the shareholders of the applicable series of PESF. PESF and PVA therefore have the right to hire, terminate, or replace subadvisors without shareholder approval, including, without limitation, the replacement or reinstatement of any subadvisor with respect to which a subadvisory agreement has automatically terminated as a result of an assignment. PVA will continue to have the ultimate responsibility to oversee the subadvisors and recommend their hiring, termination and replacement.

NOTE 11--MIXED AND SHARED FUNDING

   Shares of PESF are not directly offered to the public. Shares of PESF are currently offered through separate accounts to fund variable accumulation annuity contracts and variable universal life insurance policies issued by Phoenix Life Insurance Company ("Phoenix"), PHL Variable Insurance Company ("PHL Variable"), and Phoenix Life and Annuity Company ("PLAC"). Shares of PESF may be offered to separate accounts of other insurance companies in the future.

   The interests of variable annuity contract owners and variable life policy owners could diverge based on differences in federal and state regulatory requirements, tax laws, investment management or other unanticipated developments. PESF's Trustees currently do not foresee any such differences or disadvantages at this time. However, PESF's Trustees intend to monitor for any material conflicts and will determine what action, if any, should be taken in response to such conflicts. If such a conflict should occur, one or more separate accounts may be required to withdraw its investment in PESF or shares of another fund may be substituted.

NOTE 12--PROPOSED REORGANIZATION

   On November 11, 2003, The Board of Trustees of PESF approved a Plan of Reorganization to merge Janus Flexible Income into Goodwin Multi-Sector Fixed Income.

   If the shareholders approve the Plan of Reorganization Janus Flexible Income will transfer all or substantially all of its assets and its liabilities to Goodwin Multi-Sector Fixed Income. In exchange, shareholders of Janus Flexible Income will receive a proportional number of shares in Goodwin Multi-Sector Fixed Income. The shareholders of Janus Flexible Income must approve the Plan of Reorganization before any transaction can take place. The next meeting of the shareholders of Janus Flexible Income will be held on April 14, 2004, at which time, this matter will be submitted for a shareholder vote.

NOTE 13--OTHER

   Effective July 31, 2003, the name of the subadvisor of Northern Dow 30 and Northern Nasdaq-100 Index(R) changed to Northern Trust Investments N.A. from Northern Trust Investments, Inc.

   On October 23, 2003 the Executive Committee of the Board of Trustees of PESF approved replacement of the "Hollister" division of PIC with the "Oakhurst" division of PIC with respect to investment management of Oakhurst Value Equity. The Executive Committee also approved a name change for the Phoenix-Hollister Value Equity Series to the Phoenix-Oakhurst Value Equity Series. The Board of Trustees ratified the Executive Committee's decision at the Board of Trustees meeting on November 11, 2003. This series' investment objectives, principal investment strategies and principal risks will remain the same. The fees and expenses associated with the series will not be affected as a result of this change.

   The Board of Trustees of PESF has approved a name change for the Phoenix-Kayne Large-Cap Core Series to the Phoenix-Kayne Rising Dividends Series. This series' investment objectives, principal investment strategies and principal risks will remain the same. The fees and expenses associated with the series will not be affected as a result of this change. This change was completed on November 3, 2003.

                         REPORT OF INDEPENDENT AUDITORS

PRICEWATERHOUSECOOPERS [LOGO OF PRICEWATERHOUSECOOPERS]

To the Board of Directors of PHL Variable Insurance Company and
Participants of PHL Variable Accumulation Account (The Phoenix Edge(R)-VA (Death Benefit Option 3)):

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Subaccounts constituting the Phoenix Life Variable Accumulation Account (The Phoenix Edge(R) -VA (Death Benefit Option 3)) at December 31, 2003, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of PHL Variable Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2003 by correspondence with the mutual funds, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Hartford, Connecticut
March 19, 2004

PHL VARIABLE ACCUMULATION ACCOUNT
PHL Variable Insurance Company
One American Row
Hartford, Connecticut 06115

PHOENIX EQUITY PLANNING CORPORATION
56 Prospect Street
Hartford, Connecticut 06115-0480
Underwriter

CUSTODIANS
JPMorgan Chase Bank
270 Park Avenue
New York, New York 10017-2070

Brown Brothers Harriman & Co.
40 Water Street
Boston, Massachusetts 02109

State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02110

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
100 Pearl Street
Hartford, Connecticut 06103

         PHL VARIABLE
         INSURANCE COMPANY
         (A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
         FINANCIAL STATEMENTS
         DECEMBER 31, 2003 AND 2002

                                TABLE OF CONTENTS

                                                                                                                    PAGE
                                                                                                                 ----------

Report of Independent Auditors.............................................................................         F-3

Balance Sheet as of December 31, 2003 and 2002.............................................................         F-4

Statement of Income, Comprehensive Income and Changes in Stockholder's Equity
  for the years ended 2003, 2002 and 2001..................................................................         F-5

Statement of Cash Flows for the years ended 2003, 2002 and 2001............................................         F-6

Notes to Financial Statements..............................................................................       F-7-F-20

PRICEWATERHOUSECOOPERS [LOGO]


                                                      PRICEWATERHOUSECOOPERS LLP
                                                      100 Pearl Street
                                                      Hartford CT 06103-4508
                                                      Telephone (860) 241 7000
                                                      Facsimile (860) 241 7590





                         REPORT OF INDEPENDENT AUDITORS



To the Board of Directors and Stockholder of PHL Variable Insurance Company:

In our opinion, the accompanying balance sheet and the related statements of income, comprehensive income and changes in stockholder's equity and cash flows present fairly, in all material respects, the financial position of PHL Variable Insurance Company at December 31, 2003 and 2002, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2003 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



/s/ PricewaterhouseCoopers LLP


March 9, 2004

                         PHL VARIABLE INSURANCE COMPANY
                                  BALANCE SHEET
                 ($ amounts in thousands, except per share data)
                           DECEMBER 31, 2003 AND 2002

                                                                                                 2003             2002
                                                                                            ---------------  ---------------

ASSETS:
Available-for-sale debt securities, at fair value.........................................   $  3,087,957     $  2,388,189
Equity securities, at fair value..........................................................          8,687           33,121
Policy loans, at unpaid principal balances................................................          1,753            1,335
Other investments.........................................................................         20,314           10,166
                                                                                            ---------------  ---------------
Total investments.........................................................................      3,118,711        2,432,811
Cash and cash equivalents.................................................................         80,972          473,246
Accrued investment income.................................................................         26,817           18,768
Deferred policy acquisition costs.........................................................        372,609          255,677
Other general account assets..............................................................         23,611           45,105
Separate account assets...................................................................      2,010,134        1,157,913
                                                                                            ---------------  ---------------
TOTAL ASSETS..............................................................................   $  5,632,854     $  4,383,520
                                                                                            ===============  ===============

LIABILITIES:
Policyholder deposit funds................................................................   $  2,760,567     $  2,557,428
Policy liabilities and accruals...........................................................        235,484          124,925
Deferred income taxes.....................................................................         55,926           38,993
Other general account liabilities.........................................................         42,959           33,352
Separate account liabilities..............................................................      2,010,134        1,157,913
                                                                                            ---------------  ---------------
TOTAL LIABILITIES.........................................................................      5,105,070        3,912,611
                                                                                            ---------------  ---------------

STOCKHOLDER'S EQUITY:
Common stock, $5,000 par value: 1,000 shares authorized; 500 shares issued................          2,500            2,500
Additional paid-in capital................................................................        484,234          444,234
Retained earnings.........................................................................         16,196            1,547
Accumulated other comprehensive income....................................................         24,854           22,628
                                                                                            ---------------  ---------------
TOTAL STOCKHOLDER'S EQUITY................................................................        527,784          470,909
                                                                                            ---------------  ---------------
TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY................................................   $  5,632,854     $  4,383,520
                                                                                            ===============  ===============

The accompanying notes are an integral part of these financial statements.

                         PHL VARIABLE INSURANCE COMPANY
  STATEMENT OF INCOME, COMPREHENSIVE INCOME AND CHANGES IN STOCKHOLDER'S EQUITY
                            ($ amounts in thousands)
                  YEARS ENDED DECEMBER 31, 2003, 2002 AND 2001

                                                                                2003            2002              2001
                                                                          ---------------  ---------------   ---------------

REVENUES:
Premiums................................................................   $      5,829     $      4,372      $      5,129
Insurance and investment product fees...................................         65,529           46,915            32,379
Investment income, net of expenses......................................        133,531           92,472            30,976
Net realized investment gains (losses)..................................            768          (16,167)           (1,196)
                                                                          ---------------  ---------------   ---------------
TOTAL REVENUES..........................................................        205,657          127,592            67,288
                                                                          ---------------  ---------------   ---------------

BENEFITS AND EXPENSES:
Policy benefits.........................................................        127,311           98,915            39,717
Policy acquisition cost amortization....................................         20,040           23,182             8,477
Other operating expenses................................................         35,288           27,386            15,305
                                                                          ---------------  ---------------   ---------------
TOTAL BENEFITS AND EXPENSES.............................................        182,639          149,483            63,499
                                                                          ---------------  ---------------   ---------------
Income (loss) before income taxes.......................................         23,018          (21,891)            3,789
Applicable income taxes (benefit).......................................          8,369           (8,635)              539
                                                                          ---------------  ---------------   ---------------
NET INCOME (LOSS).......................................................   $     14,649     $    (13,256)     $      3,250
                                                                          ===============  ===============   ===============

COMPREHENSIVE INCOME:
NET INCOME (LOSS).......................................................   $     14,649     $    (13,256)     $      3,250
                                                                          ---------------  ---------------   ---------------
Net unrealized investment gains.........................................          2,561           18,522             2,022
Net unrealized derivative instruments gains (losses)....................           (335)           2,147              (334)
                                                                          ---------------  ---------------   ---------------
OTHER COMPREHENSIVE INCOME..............................................          2,226           20,669             1,688
                                                                          ---------------  ---------------   ---------------
COMPREHENSIVE INCOME....................................................   $     16,875     $      7,413      $      4,938
                                                                          ===============  ===============   ===============

ADDITIONAL PAID-IN CAPITAL:
Capital contributions from parent.......................................   $     40,000     $    259,370     $    105,000

RETAINED EARNINGS:
Net income (loss).......................................................         14,649          (13,256)           3,250

ACCUMULATED OTHER COMPREHENSIVE INCOME:
Other comprehensive income..............................................          2,226           20,669            1,688
                                                                          ---------------  ---------------  ---------------
CHANGE IN STOCKHOLDER'S EQUITY..........................................         56,875          266,783          109,938
Stockholder's equity, beginning of year.................................        470,909          204,126           94,188
                                                                          ---------------  ---------------  ---------------
STOCKHOLDER'S EQUITY, END OF YEAR.......................................   $    527,784     $    470,909     $    204,126
                                                                          ===============  ===============  ===============

The accompanying notes are an integral part of these financial statements.

                         PHL VARIABLE INSURANCE COMPANY
                             STATEMENT OF CASH FLOWS
                            ($ amounts in thousands)
                  YEARS ENDED DECEMBER 31, 2003, 2002 AND 2001

                                                                                2003             2002              2001
                                                                           ---------------  ---------------   ---------------

OPERATING ACTIVITIES:
Net income (loss).......................................................    $     14,649     $    (13,256)     $      3,250
Net realized investment (gains) losses..................................            (768)          16,167             1,196
Amortization and depreciation...........................................              --               --               102
Deferred income taxes...................................................          15,734              438            22,733
Increase in receivables.................................................          (4,650)         (12,981)           (4,406)
Increase in deferred policy acquisition costs...........................        (100,542)        (128,164)          (81,588)
Increase in policy liabilities and accruals.............................         126,059           66,632            23,069
Other assets and other liabilities net change...........................          43,878          (28,007)          (23,609)
                                                                           ---------------  ---------------   ---------------
CASH (FOR) FROM OPERATING ACTIVITIES....................................          94,360          (99,171)          (59,253)
                                                                           ---------------  ---------------   ---------------

INVESTING ACTIVITIES:
Investment purchases....................................................      (2,068,268)      (1,753,350)        (766,494)
Investment sales, repayments and maturities.............................       1,338,495          414,195          140,835
                                                                           ---------------  ---------------  ----------------
CASH (FOR) FROM INVESTING ACTIVITIES....................................        (729,773)      (1,339,155)        (625,659)
                                                                           ---------------  ---------------  ----------------

FINANCING ACTIVITIES:
Policyholder deposit fund receipts, net.................................         203,139        1,480,758           670,577
Capital contributions from parent.......................................          40,000          259,370           105,000
                                                                           ---------------  ---------------   ---------------
CASH FROM FINANCING ACTIVITIES..........................................         243,139        1,740,128           775,577
                                                                           ---------------  ---------------   ---------------
CHANGE IN CASH AND CASH EQUIVALENTS.....................................        (392,274)         301,802            90,665
Cash and cash equivalents, beginning of year............................         473,246          171,444            80,779
                                                                           ---------------  ---------------   ---------------
CASH AND CASH EQUIVALENTS, END OF YEAR..................................    $     80,972     $    473,246      $    171,444
                                                                           ===============  ===============   ===============

The accompanying notes are an integral part of these financial statements.

                         PHL VARIABLE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                  YEARS ENDED DECEMBER 31, 2003, 2002 AND 2001


1.       ORGANIZATION AND OPERATIONS

PHL Variable Insurance Company is a life insurance company offering variable and fixed annuity and non-participating life insurance products. It is a wholly-owned subsidiary of PM Holdings, Inc. PM Holdings is a wholly-owned subsidiary of Phoenix Life Insurance Company (Phoenix Life), which is a wholly-owned subsidiary of The Phoenix Companies, Inc., a New York Stock Exchange listed company. Phoenix Home Life Mutual Insurance Company demutualized on June 25, 2001 by converting from a mutual life insurance company to a stock life insurance company, became a wholly-owned subsidiary of The Phoenix Companies and changed its name to Phoenix Life Insurance Company.

We have prepared these financial statements in accordance with generally accepted accounting principles (GAAP). In preparing these financial statements in conformity with GAAP, we are required to make estimates and assumptions that affect the reported amounts of assets and liabilities at reporting dates and the reported amounts of revenues and expenses during the reporting periods. Actual results will differ from these estimates and assumptions. We employ significant estimates and assumptions in the determination of deferred policy acquisition costs; policyholder liabilities and accruals; the valuation of goodwill, the valuation of investments in debt and equity securities, and accruals for contingent liabilities. Significant accounting policies are presented throughout the notes in italicized type.

Effective January 1, 2004, we are required to adopt the AICPA's Statement of Position 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts, or SOP 03-1. SOP 03-1 provides guidance related to the accounting, reporting and disclosure of certain insurance contracts and separate accounts, including guidance for computing reserves for products with guaranteed benefits, such as guaranteed minimum death benefits, and for products with annuitization benefits such as guaranteed minimum income benefits. In addition, SOP 03-1 addresses the presentation and reporting of separate accounts, as well as rules concerning the capitalization and amortization of sales inducements. This new accounting standard largely codifies our current accounting and reserving practices related to our applicable non-traditional long-duration contracts and separate accounts and thus, our adoption is not expected to have a material effect on our financial statements.


2.       OPERATING ACTIVITIES

PREMIUM AND FEE REVENUE AND RELATED EXPENSES

We recognize term insurance premiums as premium revenue pro rata over the related contract periods. We match benefits, losses and related expenses with premiums over the related contract periods. Revenues for universal life products consist of net investment income and mortality, administration and surrender charges assessed against the fund values during the period. Related benefit expenses include universal life benefit claims in excess of fund values and net investment income credited to universal life fund values.

REINSURANCE

We use reinsurance agreements to provide for greater diversification of business, which allows us to control exposure to potential losses arising from large risks and provide additional capacity for growth.

We recognize assets and liabilities related to reinsurance ceded contracts on a gross basis. The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

We remain liable to the extent that reinsuring companies may not be able to meet their obligations under reinsurance agreements in effect. Failure of the reinsurers to honor their obligations could result in losses to us; consequently, estimates are established for amounts deemed or estimated to be uncollectible. To minimize our exposure to significant losses from reinsurance insolvencies, we evaluate the financial condition of our reinsurers and monitor concentration of credit risk arising from similar geographic regions, activities, or economic characteristics of the reinsurers.

Our reinsurance program varies based on the type of risk, for example:

    o On direct policies, the maximum of individual life insurance retained by us on any one life is $10 million for single life and joint first-to-die policies and $12 million for joint last-to-die policies, with excess amounts ceded to reinsurers.

    o We reinsure 50% to 90% of the mortality risk for certain issues of term and universal life policies.

Additional information on direct business written and reinsurance assumed and ceded for continuing operations for 2003, 2002 and 2001 follows ($ amounts in thousands):

                                                                           2003               2002               2001
                                                                     -----------------  -----------------   ----------------

Direct premiums....................................................   $       30,404     $       21,283      $       20,930
Premiums assumed from reinsureds...................................               --                 --                  --
Premiums ceded to reinsurers.......................................          (24,575)           (16,911)            (15,801)
                                                                     -----------------  -----------------   ----------------
PREMIUMS...........................................................   $        5,829     $        4,372      $        5,129
                                                                     =================  =================   ================

Direct life insurance in-force.....................................   $   20,518,533     $   11,999,540      $   10,205,877
Life insurance in-force assumed from reinsureds....................          168,788            215,329                  --
Life insurance in-force ceded to reinsurers........................      (15,544,504)        (9,842,076)         (9,015,734)
                                                                     -----------------  -----------------   ----------------
LIFE INSURANCE IN-FORCE............................................   $    5,142,817     $    2,372,793      $    1,190,143
                                                                     =================  =================   ================
Percentage of amount assumed to net insurance in-force.............        3.28%              9.07%                 --
                                                                     =================  =================   ================

Policy benefit costs are net of benefits ceded of $11.3 million, $8.0 million and $5.0 million for 2003, 2002 and 2001, respectively.

VALLEY FORGE LIFE INSURANCE

On July 23, 2002, we acquired the variable life and variable annuity business of Valley Forge Life Insurance Company (a subsidiary of CNA Financial Corporation), effective July 1, 2002. The business acquired had a total account value of $557.0 million at June 30, 2002. This transaction was effected through a combination of coinsurance and modified coinsurance.

DEFERRED POLICY ACQUISITION COSTS

The costs of acquiring new business, principally commissions, underwriting, distribution and policy issue expenses, all of which vary with and are primarily related to production of new business, are deferred. In connection with the 2002 acquisition of the variable life and annuity business of Valley Forge Life Insurance Company, we recognized an asset for the present value of future profits (PVFP) representing the present value of estimated net cash flows embedded in the existing contracts acquired. This asset is included in deferred acquisition costs (DAC).

We amortize DAC and PVFP based on the related policy's classification. For term life insurance policies, DAC is amortized in proportion to projected net premiums. For universal life, variable universal life and accumulation annuities, DAC and PVFP are amortized in proportion to estimated gross profits. Policies may be surrendered for value or exchanged for a different one of our products (internal replacement); the DAC balance associated with the replaced or surrendered policies is amortized to reflect these surrenders.

The amortization process requires the use of various assumptions, estimates and judgments about the future. The primary assumptions are expenses, investment performance, mortality and contract cancellations (i.e., lapses, withdrawals and surrenders). These assumptions are reviewed on a regular basis and are generally based on our past experience, industry studies, regulatory requirements and judgments about the future. Changes in estimated gross profits based on actual experiences are reflected as an adjustment to total amortization to date resulting in a charge or credit to earnings. Finally, analyses are performed periodically to assess whether there are sufficient gross margins or gross profits to amortize the remaining DAC balances.

In the third quarter of 2002, we revised the long-term market return assumption for the variable annuity block of business from 8% to 7%. In addition, at the quarter-end we recorded an impairment charge related to the recoverability of our deferred acquisition cost asset related to the variable annuity business. The revision in long-term market return assumption and the impairment charge resulted in a $9.9 million pre-tax ($6.4 million after income taxes) increase in policy acquisition cost amortization expense in the third quarter of 2002.

The activity in deferred policy acquisition costs for 2003, 2002 and 2001 follows ($ amounts in thousands):

                                                                                2003             2002             2001
                                                                           ---------------  ---------------  ---------------

Direct acquisition costs deferred, excluding acquisitions...............    $    120,582     $    102,769     $     90,065
Acquisition costs recognized in Valley Forge Life acquisition...........              --           48,577               --
Recurring costs amortized to expense....................................         (20,040)         (23,182)          (8,477)
(Cost) or credit offsets to net unrealized investment gains or losses
  included in other comprehensive income (Note 3).......................          16,390          (37,474)          (1,443)
                                                                           ---------------  ---------------  ---------------
Change in deferred policy acquisition costs.............................         116,932           90,690           80,145
Deferred policy acquisition costs, beginning of year....................         255,677          164,987           84,842
                                                                           ---------------  ---------------  ---------------
DEFERRED POLICY ACQUISITION COSTS, END OF YEAR..........................    $    372,609     $    255,677     $    164,987
                                                                           ===============  ===============  ===============

POLICY LIABILITIES AND ACCRUALS

Future policy benefits are liabilities for life and annuity products. We establish liabilities in amounts adequate to meet the estimated future obligations of policies in-force. Future policy benefits for variable universal life, universal life and annuities in the accumulation phase are computed using the deposit-method which is the sum of the account balance, unearned revenue liability and liability for minimum policy benefits. Future policy benefits for term and annuities in the payout phase that have significant mortality risk are computed using the net level premium method on the basis of actuarial assumptions at the issue date of these contracts for rates of interest, contract administrative expenses, mortality and surrenders. We establish liabilities for outstanding claims, losses and loss adjustment expenses based on individual case estimates for reported losses and estimates of unreported losses based on past experience.

Policyholder liabilities are primarily for universal life products and include deposits received from customers and investment earnings on their fund balances which range from 4.7% to 6% as of December 31, 2003 and 5.3% to 6.5% as of December 31, 2002, less administrative and mortality charges.

POLICYHOLDER DEPOSIT FUNDS

Policyholder deposit funds consist of annuity deposits received from customers and investment earnings on their fund balances, which range from 3.0% to 6.5%, less administrative charges. At December 31, 2003 and 2002, there was $1,158.4 million and $1,303.0 million, respectively, in policyholder deposit funds with no associated surrender charges.

FAIR VALUE OF INVESTMENT CONTRACTS

For purposes of fair value disclosures (Note 9), we determine the fair value of deferred annuities with an interest guarantee of one year or less at the amount of the policy reserve. In determining the fair value of deferred annuities with interest guarantees greater than one year, we used a discount rate equal to the appropriate U.S. Treasury rate plus 150 basis points to determine the present value of the projected account value of the policy at the end of the current guarantee period.

FUNDS UNDER MANAGEMENT

Activity in annuity funds under management for the years 2003, 2002 and 2001 follows ($ amounts in millions):

                                                                                2003             2002             2001
                                                                           ---------------  ---------------  ---------------

Deposits................................................................    $      923.9     $    1,878.9     $    1,234.8
Performance.............................................................           435.3           (121.5)          (199.3)
Fees....................................................................           (24.7)           (23.5)           (23.9)
Benefits and surrenders.................................................          (613.0)          (404.9)          (127.2)
                                                                           ---------------  ---------------  ---------------
Change in funds under management........................................           721.5          1,329.0            884.4
Funds under management, beginning of year...............................         3,727.4          2,398.4          1,514.0
                                                                           ---------------  ---------------  ---------------
FUNDS UNDER MANAGEMENT, END OF YEAR.....................................    $    4,448.9     $    3,727.4     $    2,398.4
                                                                           ===============  ===============  ===============


3.       INVESTING ACTIVITIES

DEBT AND EQUITY SECURITIES

We classify our debt and equity securities as available-for-sale and report them in our balance sheet at fair value. Fair value is based on quoted market price, where available. When quoted market prices are not available, we estimate fair value by discounting debt security cash flows to reflect interest rates currently being offered on similar terms to borrowers of similar credit quality (private placement debt securities), by quoted market prices of comparable instruments (untraded public debt securities) and by independent pricing sources or internally developed pricing models (equity securities).

Fair value and cost of our available-for-sale debt securities as of December 31, 2003 and 2002 follow ($ amounts in thousands):

                                                                       2003                              2002
                                                         ---------------------------------  --------------------------------
                                                           FAIR VALUE           COST          FAIR VALUE          COST
                                                         ---------------   ---------------  ---------------  ---------------

U.S. government and agency.............................   $     58,894      $     58,166     $      7,343     $      6,377
State and political subdivision........................         48,376            47,621           39,213           37,625
Foreign government.....................................         44,918            43,261           11,586           11,186
Corporate..............................................      1,475,398         1,445,360          791,091          768,126
Mortgage-backed........................................        695,425           680,360          643,147          619,316
Other asset-backed.....................................        764,946           758,868          895,809          879,927
                                                         ---------------   ---------------  ---------------  ---------------
DEBT SECURITIES........................................   $  3,087,957      $  3,033,636     $  2,388,189     $  2,322,557
                                                         ===============   ===============  ===============  ===============

For mortgage-backed and other asset-backed debt securities, we recognize income using a constant effective yield based on anticipated prepayments and the estimated economic lives of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and any resulting adjustment is included in net investment income. For certain asset-backed securities, changes in estimated yield are recorded on a prospective basis and specific valuation methods are applied to these securities to determine if there has been an other-than-temporary decline in value.

We owned no non-income producing debt securities as of December 31, 2003 or 2002.

Fair value and cost of our equity securities as of December 31, 2003 and 2002 follow ($ amounts in thousands):

                                                                       2003                              2002
                                                         ---------------------------------  --------------------------------
                                                           FAIR VALUE           COST          FAIR VALUE          COST
                                                         ---------------   ---------------  ---------------  ---------------

Mutual fund seed investments...........................   $      8,512      $      6,510     $     14,324     $     13,780
Other equity securities................................            175               229           18,797           18,088
                                                         ---------------   ---------------  ---------------  ---------------
EQUITY SECURITIES......................................   $      8,687      $      6,739     $     33,121     $     31,868
                                                         ===============   ===============  ===============  ===============

Gross and net unrealized gains and losses from debt and equity securities as of December 31, 2003 and 2002 follow ($ amounts in thousands):

                                                                       2003                              2002
                                                         ---------------------------------  --------------------------------
                                                             GAINS             LOSSES           GAINS            LOSSES
                                                         ---------------   ---------------  ---------------  ---------------

U.S. government and agency.............................   $        936      $       (208)    $        966     $         --
State and political subdivision........................          1,107              (352)           1,588               --
Foreign government.....................................          2,451              (794)             459              (59)
Corporate..............................................         42,578           (12,540)          29,834           (6,869)
Mortgage-backed........................................         16,566            (1,501)          23,976             (145)
Other asset-backed.....................................         10,070            (3,992)          17,052           (1,170)
                                                         ---------------   ---------------  ---------------  ---------------
Debt securities gains and losses.......................   $     73,708      $    (19,387)    $     73,875     $     (8,243)
                                                         ===============   ===============  ===============  ===============
Equity securities gains and losses.....................   $      2,002      $        (54)    $      1,782     $       (529)
                                                         ===============   ===============  ===============  ===============
DEBT AND EQUITY SECURITIES NET GAINS...................   $     56,269                       $     66,885
                                                         ===============                    ===============

The aging of temporarily impaired general account debt and equity securities as of December 31, 2003 is as follows ($ amounts in millions):

                                               LESS THAN 12 MONTHS       GREATER THAN 12 MONTHS              TOTAL
                                            --------------------------- -------------------------- --------------------------
                                                FAIR       UNREALIZED       FAIR      UNREALIZED       FAIR      UNREALIZED
                                                VALUE        LOSSES        VALUE        LOSSES        VALUE        LOSSES

                                            ------------- ------------- ------------ ------------- ------------ -------------
DEBT SECURITIES
U.S. government and agency................   $   24,639    $     (416)   $       --   $       --    $   24,639   $     (416)
State and political subdivision...........       22,834          (368)           --           --        22,834         (368)
Foreign government........................        4,769          (191)           --           --         4,769         (191)
Corporate.................................      200,322       (10,317)       17,238       (1,015)      217,560      (11,332)
Mortgage-backed...........................      206,036        (1,582)           80           (2)      206,116       (1,584)
Other asset-backed........................       98,773        (1,523)       19,107       (4,059)      117,880       (5,582)
                                            ------------- ------------- ------------ ------------- ------------ -------------
DEBT SECURITIES...........................   $  557,373    $  (14,397)   $   36,425   $   (5,076)   $  593,798   $  (19,473)
COMMON STOCK..............................           --            --            --           --            --           --
                                            ------------- ------------- ------------ ------------- ------------ -------------
TOTAL TEMPORARILY IMPAIRED SECURITIES.....   $  557,373    $  (14,397)   $   36,425   $   (5,076)   $  593,798   $  (19,473)
                                            ============= ============= ============ ============= ============ =============

BELOW INVESTMENT GRADE....................   $    9,658    $     (222)   $   25,276   $   (2,432)   $   34,934   $   (2,654)
                                            ============= ============= ============ ============= ============ =============
BELOW INVESTMENT GRADE AFTER OFFSETS FOR
  DEFERRED ACQUISITION COST ADJUSTMENT
  AND TAXES...............................                 $     (144)                $   (1,581)                $   (1,725)
                                                          =============              =============              =============

Below investment grade debt securities which have been in an unrealized loss for greater than 12 months consists of six securities, of which only one security, with an unrealized loss of $1,232 thousand ($801 thousand after offset for taxes) has a fair value less than 80% of the security's amortized cost at December 31, 2003.

All of these securities are considered to be temporarily impaired at December 31, 2003 as each of these securities has performed, and is expected to continue to perform, in accordance with their original contractual terms.

POLICY LOANS AND OTHER INVESTED ASSETS

Policy loans are carried at their unpaid principal balances and are collateralized by the cash values of the related policies. For purposes of fair value disclosures, for variable rate policy loans, we consider the unpaid loan balance as fair value, as interest rates on these loans are reset annually based on market rates.

Other investments primarily include a partnership interest which we do not control and seed money in separate accounts. The partnership interest is an investment in a hedge fund of funds in which we do not have control or a majority ownership interest. The interest is recorded using the equity method of accounting.

NET INVESTMENT INCOME AND NET REALIZED INVESTMENT GAINS (LOSSES)

We recognize realized investment gains and losses on asset dispositions when declines in fair value of debt and equity securities are considered to be other-than-temporarily impaired. The cost basis of these written down investments is adjusted to fair value at the date the determination of impairment is made and the new cost basis is not changed for subsequent recoveries in value. Applicable income taxes, which offset realized investment gains and losses, are reported separately as components of net income.

Sources of net investment income for 2003, 2002 and 2001 follow ($ amounts in thousands):

                                                                                2003             2002             2001
                                                                           ---------------  ---------------  ---------------

Debt securities.........................................................    $    132,101     $     88,764     $     28,436
Equity securities.......................................................             478              269               --
Other investments.......................................................             931              237               --
Policy loans............................................................             140               38               15
Cash and cash equivalents...............................................           2,679            4,891            2,845
                                                                           ---------------  ---------------  ---------------
Total investment income.................................................         136,329           94,199           31,296
Less: investment expenses...............................................           2,798            1,727              320
                                                                           ---------------  ---------------  ---------------
NET INVESTMENT INCOME...................................................    $    133,531     $     92,472     $     30,976
                                                                           ===============  ===============  ===============

Sources of realized investment gains (losses) for 2003, 2002 and 2001 follow ($ amounts in thousands):

                                                                                2003             2002             2001
                                                                           ---------------  ---------------  ---------------

DEBT SECURITY IMPAIRMENTS...............................................    $     (8,113)    $    (13,207)    $         --
                                                                           ---------------  ---------------  ---------------
Debt security transaction gains.........................................           9,615            2,754              425
Debt security transaction losses........................................          (2,411)          (6,640)            (213)
Equity security transaction gains.......................................           3,993               --               --
Equity security transaction losses......................................          (1,354)              (1)              --
Other investment transaction gains (losses).............................            (960)             927           (1,408)
Cash equivalent transaction losses......................................              (2)              --               --
                                                                           ---------------  ---------------  ---------------
NET TRANSACTION GAINS (LOSSES)..........................................           8,881           (2,960)          (1,196)
                                                                           ---------------  ---------------  ---------------
NET REALIZED INVESTMENT GAINS (LOSSES)..................................    $        768     $    (16,167)    $     (1,196)
                                                                           ===============  ===============  ===============

UNREALIZED INVESTMENT GAINS (LOSSES)

We recognize unrealized investment gains and losses on investments in debt and equity securities that we classify as available-for-sale. These gains and losses are reported as a component of other comprehensive income net of applicable deferred income taxes.

Sources of net unrealized investment gains (losses) for 2003, 2002 and 2001 follow ($ amounts in thousands):

                                                                                2003             2002             2001
                                                                           ---------------  ---------------  ---------------

Debt securities.........................................................    $    (11,311)    $     62,514     $      2,297
Equity securities.......................................................             695            1,253               --
Other investments.......................................................          (1,833)           2,203            2,258
                                                                           ---------------  ---------------  ---------------
NET UNREALIZED INVESTMENT GAINS (LOSSES)................................    $    (12,449)    $     65,970     $      4,555
                                                                           ===============  ===============  ===============

Net unrealized investment gains (losses)................................    $    (12,449)    $     65,970     $      4,555
                                                                           ---------------  ---------------  ---------------
Applicable deferred policy acquisition costs (Note 2)...................         (16,390)          37,474            1,443
Applicable deferred income taxes........................................           1,380            9,974            1,090
                                                                           ---------------  ---------------  ---------------
Offsets to net unrealized investment gains (losses).....................         (15,010)          47,448            2,533
                                                                           ---------------  ---------------  ---------------
NET UNREALIZED INVESTMENT GAINS
  INCLUDED IN OTHER COMPREHENSIVE INCOME................................    $      2,561     $     18,522     $      2,022
                                                                           ===============  ===============  ===============

INVESTING CASH FLOWS

Investment purchases, sales, repayments and maturities for 2003, 2002 and 2001 follow ($ amounts in thousands):

                                                                                2003             2002             2001
                                                                           ---------------  ---------------  ---------------

Debt security purchases.................................................    $ (2,050,231)    $ (1,733,608)    $   (765,529)
Equity security purchases...............................................          (8,619)          (9,374)              --
Other invested asset purchases..........................................          (9,000)          (9,929)            (779)
Policy loan advances, net...............................................            (418)            (439)            (186)
                                                                           ---------------  ---------------  ---------------
INVESTMENT PURCHASES....................................................    $ (2,068,268)    $ (1,753,350)    $   (766,494)
                                                                           ===============  ===============  ===============

Debt securities sales...................................................    $    484,329     $     94,486     $     34,165
Debt securities maturities and repayments...............................         817,792          296,625          106,670
Equity security sales...................................................          36,374           23,084               --
                                                                           ---------------  ---------------  ---------------
INVESTMENT SALES, REPAYMENTS AND MATURITIES.............................    $  1,338,495     $    414,195     $    140,835
                                                                           ===============  ===============  ===============

The maturities of debt securities, by contractual sinking fund payment and maturity, as of December 31, 2003 are summarized in the following table ($ amounts in thousands). Actual maturities may differ from contractual maturities as certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties, and we may have the right to put or sell the obligations back to the issuers.

Due in one year or less....................................................................................   $    180,809
Due after one year through five years......................................................................      1,203,219
Due after five years through ten years.....................................................................        565,972
Due after ten years........................................................................................      1,083,636
                                                                                                             ---------------
TOTAL......................................................................................................   $  3,033,636
                                                                                                             ===============


4.       SEPARATE ACCOUNT ASSETS AND LIABILITIES

Separate account products are those for which a separate investment and liability account is maintained on behalf of the policyholder. Investment objectives for these separate accounts vary by fund account type, as outlined in the applicable fund prospectus or separate account plan of operations. Our separate account products include variable annuities and variable life insurance contracts.

Separate account assets and liabilities are carried at market value. Deposits, net investment income and realized investment gains and losses for these accounts are excluded from revenues, and the related liability increases are excluded from benefits and expenses. Fees assessed to the contractholders for management services are included in revenues when services are rendered.


5.       INCOME TAXES

We recognize income tax expense or benefit based upon amounts reported in the financial statements and the provisions of currently enacted tax laws. We allocate income taxes to income, other comprehensive income and additional paid-in capital, as applicable.

We recognize current income tax assets and liabilities for estimated income taxes refundable or payable based on the current year's income tax returns. We recognize deferred income tax assets and liabilities for the estimated future income tax effects of temporary differences and carryforwards. Temporary differences are the differences between the financial statement carrying amounts of assets and liabilities and their tax bases, as well as the timing of income or expense recognized for financial reporting and tax purposes of items not related to assets or liabilities. If necessary, we establish valuation allowances to reduce the carrying amount of deferred income tax assets to amounts that are more likely than not to be realized. We periodically review the adequacy of these valuation allowances and record any reduction in allowances through earnings.

In accordance with an income tax sharing agreement with The Phoenix Companies, we compute the provision for federal income taxes as if we were filing a separate federal income tax return, except that benefits arising from income tax credits and net operating losses are allocated to those subsidiaries producing such attributes to the extent they are utilized in The Phoenix Companies' consolidated federal income tax return.

The allocation of income taxes to elements of comprehensive income (loss) and between current and deferred for 2003, 2002 and 2001 follows ($ amounts in thousands):

                                                                                2003             2002             2001
                                                                           ---------------  ---------------  ---------------

NET INCOME (LOSS).......................................................           8,369           (8,635)             539
Other comprehensive income..............................................           1,199           11,129              909
                                                                           ---------------  ---------------  ---------------
COMPREHENSIVE INCOME ...................................................    $      9,568     $      2,494     $      1,448
                                                                           ===============  ===============  ===============

Current.................................................................    $     (7,366)    $     (9,073)    $    (22,194)
Deferred................................................................          15,735              438           22,733
                                                                           ---------------  ---------------  ---------------
INCOME TAXES (BENEFIT) APPLICABLE TO NET INCOME.........................           8,369           (8,635)             539
Deferred income taxes applicable to other comprehensive income..........           1,199           11,129              909
                                                                           ---------------  ---------------  ---------------
INCOME TAXES APPLICABLE TO COMPREHENSIVE INCOME.........................    $      9,568     $      2,494     $      1,448
                                                                           ===============  ===============  ===============

INCOME TAXES PAID (RECOVERED)...........................................    $    (51,107)    $      3,149     $     (5,357)
                                                                           ===============  ===============  ===============

For the years 2003, 2002 and 2001, the effective federal income tax rates applicable to income from continuing operations differ from the 35.0% statutory tax rate. Items giving rise to the differences and the effects are as follow ($ amounts in thousands):

                                                                                2003             2002             2001
                                                                           ---------------  ---------------  ---------------

Income taxes (benefit) at statutory rate................................    $      8,056     $    (7,662)     $     1,326
Tax advantaged investment income........................................             360            (972)            (812)
Other, net..............................................................             (47)             (1)              25
                                                                           ---------------  ---------------  ---------------
APPLICABLE INCOME TAXES (BENEFIT).......................................    $      8,369     $    (8,635)     $       539
                                                                           ===============  ===============  ===============
Effective income tax (benefit) rates....................................            36.4%            39.4%            14.2%
                                                                           ===============  ===============  ===============

Deferred income tax assets (liabilities) attributable to temporary differences at December 31, 2003 and 2002 follow ($ amounts in thousands):

                                                                                                 2003             2002
                                                                                            ---------------  ---------------

Deferred income tax assets:
Future policyholder benefits..............................................................   $     44,815     $     24,858
Unearned premiums / deferred revenues.....................................................          4,675            2,454
Net operating loss carryover benefits.....................................................         29,435           32,568
Other.....................................................................................            831              810
                                                                                            ---------------  ---------------
GROSS DEFERRED INCOME TAX ASSETS..........................................................         79,756           60,690
                                                                                            ---------------  ---------------
Deferred tax liabilities:

Deferred policy acquisition costs.........................................................        114,962           84,040
Investments...............................................................................         20,720           15,643
                                                                                            ---------------  ---------------
GROSS DEFERRED INCOME TAX LIABILITIES.....................................................        135,682           99,683
                                                                                            ---------------  ---------------
DEFERRED INCOME TAX LIABILITY.............................................................   $     55,926     $     38,993
                                                                                            ===============  ===============

Commencing with the tax year ended December 31, 2001, we are included in the life/non-life consolidated federal income tax return filed by The Phoenix Companies. We had filed separate company returns for the tax years ended December 31, 1996 through December 31, 2000 as required under Internal Revenue Code Section 1504(c).

Within the consolidated tax return, The Phoenix Companies is required by Internal Revenue Service regulations to segregate the entities into two groups: life insurance companies and non-life insurance companies. There are limitations as to the amount of any operating losses from one group that can be offset against taxable income of the other group. These limitations affect the amount of any operating loss carryforwards that we have now or in the future.

At December 31, 2003, we had net operating losses of $84 million for federal income tax purposes of which $13.4 million expires in 2015, $15.6 million expires in 2016 and $55.0 million expires in 2017. We believe that the tax benefits of these losses will be fully realized before their expiration. As a result, no valuation allowance has been recorded against the deferred income tax asset resulting from the net operating losses.

We have determined, based on our earnings and projected future taxable income, that it is more likely than not that deferred income tax assets at December 31, 2003 and 2002 will be realized.


6.   RELATED PARTY TRANSACTIONS

Phoenix Life provides services and facilities to us and is reimbursed through a cost allocation process. The expenses allocated to us were $128.0 million, $64.0 million and $47.0 million for the years ended December 31, 2003, 2002 and 2001, respectively. Amounts payable to Phoenix Life were $12.2 million and $7.5 million as of December 31, 2003 and 2002, respectively.

Phoenix Investment Partners Ltd., an indirect wholly-owned subsidiary of The Phoenix Companies through its affiliated registered investment advisors, provides investment services to us for a fee. Investment advisory fees incurred by us were $1.6 million, $2.0 million and $2.3 million for the years ended December 31, 2003, 2002 and 2001, respectively. Amounts payable to the affiliated investment advisors were $1.5 million and $40 thousand, as of December 31, 2003 and 2002, respectively.

Phoenix Equity Planning Corporation, a wholly-owned subsidiary of Phoenix Investment Partners, is the principal underwriter of our annuity contracts. Contracts may be purchased through registered representatives of a Phoenix affiliate, W.S. Griffith & Co., Inc., as well as other outside broker-dealers who are licensed to sell our annuity contracts. We incurred commissions for contracts underwritten by Phoenix Equity Planning of $35.9 million, $30.3 million and $32.4 million for the years ended December 31, 2003, 2002 and 2001, respectively. Amounts payable to Phoenix Equity Planning were $2.0 million and $0.3 million, as of December 31, 2003 and 2002, respectively.

Phoenix Life pays commissions to producers who sell non-registered life and annuity products offered by us. Commissions paid by Phoenix Life on our behalf were $34.3 million, $28.1 million and $9.2 million for the years ended December 31, 2003, 2002 and 2001, respectively. Amounts payable to Phoenix Life were $4.0 million and $2.3 million as of December 31, 2003 and 2002, respectively.

WS Griffith Associates, Inc., an indirect wholly-owned subsidiary of Phoenix Life, sells and services many of our non-participating life insurance products through its insurance agents. Concessions paid to WS Griffith Associates were $0.4 million, $1.0 million and $0.7 million for the years ended December 31, 2003, 2002 and 2001, respectively. Amounts payable to WS Griffith Associates were $36 thousand and $124 thousand, as of December 31, 2003 and 2002, respectively.


7.       EMPLOYEE BENEFIT PLANS AND EMPLOYMENT AGREEMENTS

The Phoenix Companies has a non-contributory, defined benefit pension plan covering substantially all of its employees and those of its subsidiaries. Retirement benefits are a function of both years of service and level of compensation. The Phoenix Companies also sponsors a non-qualified supplemental defined benefit plan to provide benefits in excess of amounts allowed pursuant to the Internal Revenue Code. The Phoenix Companies' funding policy is to contribute annually an amount equal to at least the minimum required contribution in accordance with minimum funding standards established by the Employee Retirement Income Security Act of 1974 (ERISA). Contributions are intended to provide not only for benefits attributable to service to date, but also for service expected to be earned in the future.

The Phoenix Companies sponsors pension and savings plans for its employees, and employees and agents of its subsidiaries. The qualified plans comply with requirements established by the ERISA and excess benefit plans provide for that portion of pension obligations, which is in excess of amounts permitted by ERISA. The Phoenix Companies also provides certain health care and life insurance benefits for active and retired employees. We incur applicable employee benefit expenses through the process of cost allocation by The Phoenix Companies.

In addition to its pension plans, The Phoenix Companies currently provides certain health care and life insurance benefits to retired employees, spouses and other eligible dependents through various plans which it sponsors. A substantial portion of Phoenix affiliate employees may become eligible for these benefits upon retirement. The health care plans have varying co-payments and deductibles, depending on the plan. These plans are unfunded.

Applicable information regarding the actuarial present value of vested and non-vested accumulated plan benefits, and the net assets of the plans available for benefits is omitted, as the information is not separately calculated for our participation in the plans. The Phoenix Companies, the plan sponsor, established an accrued liability and amounts attributable to us have been allocated. The amount of such allocated benefits is not significant to the financial statements.


8.       OTHER COMPREHENSIVE INCOME

We record unrealized gains and losses on available-for-sale securities and effective portions of the gains or losses on derivative instruments designated as cash flow hedges in accumulated other comprehensive income. Unrealized gains and losses on available-for-sale securities are recorded in other comprehensive income until the related securities are sold, reclassified or deemed to be impaired. The effective portions of the gains or losses on derivative instruments designated as cash flow hedges are reclassified into earnings in the same period in which the hedged transaction affects earnings. If it is probable that a hedged forecasted transaction will no longer occur, the effective portions of the gains or losses on derivative instruments designated as cash flow hedges are reclassified into earnings immediately.

Components of accumulated other comprehensive income as of December 31, 2003 and 2002 follows ($ amounts in thousands):

                                                                       2003                              2002
                                                         ---------------------------------  --------------------------------
                                                             GROSS              NET             GROSS             NET
                                                         ---------------   ---------------  ---------------  ---------------

Unrealized gains on investments........................   $     58,896      $     23,375     $     71,345     $     20,814
Unrealized gains on derivative instruments.............          2,274             1,479            2,790            1,814
                                                         ---------------   ---------------  ---------------  ---------------
Accumulated other comprehensive income.................         61,170      $     24,854           74,135     $     22,628
                                                         ---------------   ===============  ---------------  ===============
Applicable deferred policy acquisition costs...........         22,933                             39,323
Applicable deferred income taxes.......................         13,383                             12,184
                                                         ---------------                    ---------------
Offsets to other comprehensive income..................         36,316                             51,507
                                                         ---------------                    ---------------
ACCUMULATED OTHER COMPREHENSIVE INCOME.................   $     24,854                       $     22,628
                                                         ===============                    ===============

9.       FAIR VALUE OF FINANCIAL INSTRUMENTS AND DERIVATIVE INSTRUMENTS

FAIR VALUE OF FINANCIAL INSTRUMENTS

The carrying amounts and estimated fair values of financial instruments as of December 31, 2003 and 2002 follow ($ amounts in thousands):

                                                                       2003                              2002
                                                         ---------------------------------  --------------------------------
                                                            CARRYING            FAIR           CARRYING           FAIR
                                                             VALUE             VALUE            VALUE            VALUE
                                                         ---------------   ---------------  ---------------  ---------------

Cash and cash equivalents..............................   $     80,972      $     80,972     $    473,246     $    473,246
Debt securities........................................      3,087,957         3,087,957        2,388,189        2,388,189
Equity securities......................................          8,687             8,687           33,121           33,121
Policy loans...........................................          1,753             1,753            1,335            1,335
                                                         ---------------   ---------------  ---------------  ---------------
FINANCIAL ASSETS.......................................   $  3,179,369      $  3,179,369     $  2,895,891     $  2,895,891
                                                         ===============   ===============  ===============  ===============

Investment contracts...................................   $  2,760,567      $  2,797,772     $  2,557,428     $  2,627,078
                                                         ---------------   ---------------  ---------------  ---------------
FINANCIAL LIABILITIES..................................   $  2,760,567      $  2,797,772     $  2,557,428     $  2,627,078
                                                         ===============   ===============  ===============  ===============

DERIVATIVE INSTRUMENTS

We maintain an overall interest rate risk-management strategy that primarily incorporates the use of interest rate swaps as hedges of our exposure to changes in interest rates. Our exposure to changes in interest rates primarily results from our commitments to fund interest-sensitive insurance liabilities, as well as from our significant holdings of fixed rate financial instruments.

All derivative instruments are recognized on the balance sheet at fair value. Generally, each derivative is designated according to the associated exposure as either a fair value or cash flow hedge at its inception as we do not enter into derivative contracts for trading or speculative purposes.

Cash flow hedges are generally accounted for under the shortcut method with changes in the fair value of related interest rate swaps recorded on the balance sheet with an offsetting amount recorded in accumulated other comprehensive income. The effective portion of changes in fair values of derivatives hedging the variability of cash flows related to forecasted transactions are reported in accumulated other comprehensive income and reclassified into earnings in the periods during which earnings are affected by the variability of the cash flows of the hedged item.

We recognized an after-tax gain of $0.0 million and $2.1 million for the years ended December 31, 2003 and 2002 and an after-tax loss of $0.3 million for the year ended December 31, 2001 (reported as other comprehensive income in Statements of Income, Comprehensive Income and Changes in Stockholder's Equity), which represented the change in fair value of interest rate forward swaps which have been designated as cash flow hedges of the forecasted purchase of assets. For changes in the fair value of derivatives that are designated as cash flow hedges of a forecasted transaction, we recognize the change in fair value of the derivative in other comprehensive income. Amounts related to cash flow hedges that are accumulated in other comprehensive income are reclassified into earnings in the same period or periods during which the hedged forecasted transaction (the acquired asset) affects earnings. At December 31, 2003, we expect to reclassify into earnings over the next twelve months $0.3 million of the deferred after tax gains on these derivative instruments. For the years 2003, 2002 and 2001, we reclassified after-tax gains of $0.3 million, $0.3 million and $0.3 million, respectively, into earnings related to these same derivatives.

We held no positions in derivative instruments at December 31, 2003 and 2002.

10.      STATUTORY FINANCIAL INFORMATION AND REGULATORY MATTERS

We are required to file annual statements with state regulatory authorities prepared on an accounting basis prescribed or permitted by such authorities. There were no material practices not prescribed by the State of Connecticut Insurance Department as of December 31, 2003, 2002 and 2001. Statutory surplus differs from equity reported in accordance with GAAP for life insurance companies primarily because policy acquisition costs are expensed when incurred, investment reserves are based on different assumptions, life insurance reserves are based on different assumptions and income taxes are recorded in accordance with the Statement of Statutory Accounting Principles No. 10, "Income Taxes," which limits deferred tax assets based on admissibility tests.

The following reconciles our statutory net income as reported to regulatory authorities to GAAP net income as reported in these financial statements as of December 31, 2003, 2002 and 2001 ($ amounts in thousands):

                                                                                2003             2002             2001
                                                                           ---------------  ---------------  ---------------

Statutory net income................................................        $    (37,387)    $   (146,135)    $    (45,648)
DAC, net............................................................             100,542          110,587           81,588
Future policy benefits..............................................             (57,367)           1,488          (20,013)
Deferred income taxes...............................................             (15,734)            (438)         (22,136)
Net investment income...............................................              19,622           15,531            7,085
Realized gains......................................................                 912            6,177            2,149
Other, net..........................................................               4,061             (466)             225
                                                                           ---------------  ---------------  ---------------
NET INCOME (LOSS), AS REPORTED......................................        $     14,649     $    (13,256)    $      3,250
                                                                           ===============  ===============  ===============

The following reconciles our statutory surplus and asset valuation reserve (AVR) as reported to regulatory authorities to GAAP equity as reported in these financial statements as of December 31, 2003, 2002 and 2001 ($ amounts in thousands):

                                                                                2003             2002             2001
                                                                           ---------------  ---------------  ---------------

Statutory surplus and AVR...........................................        $    241,999     $    215,506     $    102,016
DAC, net............................................................             395,543          295,000          166,836
Future policy benefits..............................................            (100,626)         (42,616)         (42,885)
Investment valuation allowances.....................................              26,817           20,715            1,597
Deferred income taxes...............................................             (55,926)         (38,993)         (28,756)
Deposit funds.......................................................              22,307           23,167            5,073
Other, net..........................................................              (2,330)          (1,870)             245
                                                                           ---------------  ---------------  ---------------
STOCKHOLDER'S EQUITY, AS REPORTED...................................        $    527,784     $    470,909     $    204,126
                                                                           ===============  ===============  ===============

The Connecticut Insurance Holding Company Act limits the maximum amount of annual dividends and other distributions in any twelve month period to stockholders of Connecticut domiciled insurance companies without prior approval of the Insurance Commissioner to "the greater of (1) ten percent of such insurance company's surplus as of the thirty-first day of December last preceding, or (2) the net gain from operations of such insurance company, if such company is a life insurance company, or the net income, if such company is not a life insurance company, for the twelve-month period ending the thirty-first day of December last preceding, but shall not include pro rata distributions of any class of the insurance company's own securities." Under current law, the maximum dividend distribution that may be made by us during 2004 without prior approval is subject to restrictions relating to statutory surplus.

In 1998, the National Association of Insurance Commissioners (NAIC) adopted the Codification of Statutory Accounting Principles guidance, which replaces the current Accounting and Practices and Procedures manual as the NAIC's primary guidance on statutory accounting as of January 1, 2001. The Codification provides guidance for areas where statutory accounting has been silent and changes current statutory accounting in some areas (e.g., deferred income taxes are recorded).

The State of Connecticut Insurance Department adopted the Codification guidance, effective January 1, 2001. The effect of adoption increased our statutory surplus by $587.8 thousand, primarily as a result of recording deferred income taxes.

                                                                    [VERSION C]

                           PHOENIX SPECTRUM EDGE(SM)

             PHL VARIABLE ACCUMULATION ACCOUNT ("SEPARATE ACCOUNT")

                         PHL VARIABLE INSURANCE COMPANY
                 VARIABLE ACCUMULATION DEFERRED ANNUITY CONTRACT

                       STATEMENT OF ADDITIONAL INFORMATION

HOME OFFICE:                                     PHL VARIABLE INSURANCE COMPANY
One American Row                                    ANNUITY OPERATIONS DIVISION
Hartford, Connecticut 06102                                         PO Box 8027
                                               Boston, Massachusetts 02266-8027

                                   May 1, 2004

    This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the prospectus, dated May 1, 2004. You may obtain a copy of the prospectus without charge by contacting PHL Variable Insurance Company ("PHL Variable") at the above address or by calling 800/541-0171.

                               TABLE OF CONTENTS


                                                                                                                         PAGE
                                                                                                                         ----

PHL Variable Insurance Company ......................................................................................     2

Underwriter .........................................................................................................     2

Disruptive Trading and Market Timing  ...............................................................................     2

Performance History .................................................................................................     3

Calculation of Yield and Return .....................................................................................    10

Calculation of Annuity Payments .....................................................................................    11

Experts .............................................................................................................    12

Separate Account Financial Statements ...............................................................................  SA-1

Company Financial Statements ........................................................................................   F-1

PHL VARIABLE INSURANCE COMPANY
--------------------------------------------------------------------------------
    PHL Variable Insurance Company ("PHL Variable") is a Connecticut stock life insurance company incorporated on July 15, 1981. We sell life insurance policies and annuity contracts through our affiliated distribution companies and through brokers. Our executive and administrative office is at One American Row in Hartford, Connecticut.

    PHL Variable is directly owned by PM Holdings, Inc. ("PMH") a downstream holding company of Phoenix Life Insurance Company ("Phoenix"). Phoenix is a life insurance company which is wholly owned by The Phoenix Companies, Inc. ("PNX"), which is a manufacturer of insurance, annuity and asset management products.


UNDERWRITER
--------------------------------------------------------------------------------

    Phoenix Equity Planning Corporation ("PEPCO"), an affiliate of PHL Variable, as underwriter, offers these contracts on a continuous basis. PEPCO is not compensated for any underwriting commissions. All underwriting commissions costs are borne directly by PHL Variable.


DISRUPTIVE TRADING AND MARKET TIMING
--------------------------------------------------------------------------------
    The following disclosure is intended to supplement the disclosure in the Contract prospectus.

    Frequent transfers, programmed transfers, transfers into and then out of a subaccount in a short period of time, and transfers of large amounts at one time ("Disruptive Trading") can have harmful effects for other Contract owners. To protect our Contract owners and the underlying funds from Disruptive Trading, we have adopted certain market timing policies and procedures.

    Under our market timing policy, we could modify your transfer privileges for some or all of the subaccounts. Modifications include, but are not limited to: not accepting a transfer request from you or from any person, asset allocation service, and/or market timing service made on your behalf. We may also limit the amount that may be transferred into or out of any subaccount at any one time. Unless prohibited by the terms of the Contract, we may (but are not obligated to):

o limit the dollar amount and frequency of transfers (e.g., prohibit more than one transfer a week, or more than two a month, etc.),

o restrict the method of making a transfer (e.g., require that all transfers into a particular subaccount be sent to our Service Center by first class U.S. mail and rescind telephone or fax transfer privileges),

o require a holding period for some subaccounts (e.g., prohibit transfers into a particular subaccount within a specified period of time after a transfer out of that subaccount),

o impose redemption fees on short-term trading (or implement and administer redemption fees imposed by one or more of the underlying funds), or

o   impose other limitations or restrictions.

    Currently we attempt to detect Disruptive Trading by monitoring both the dollar amount of individual transfers and the frequency of a Contract owner's transfers. With respect to both dollar amount and frequency, we may consider an individual transfer alone or when combined with transfers from other Contracts owned by or under the control or influence of the same individual or entity. We currently review transfer activity on a weekly basis. We also consider any concerns brought to our attention by the managers of the underlying funds. We may change our monitoring procedures at any time without notice.

    Currently we attempt to deter Disruptive Trading by monitoring a Contract owner's transfer activity. If a Contract owner's transfer request exceeds the transfer parameters, we send the owner a warning letter. Then, if at any time thereafter the owner's transfer activity exceeds the transfer parameters, we will revoke the Contract owner's right to make Internet, phone and fax transfers. This would mean that thereafter the Contract owner could make transfers only through the U.S. mail or by other physical delivery of a written transfer request with an original signature of the Contract owner(s). We will notify Contract owners in writing (by mail to their address of record on file with us) if we revoke their Internet, phone or fax transfer privileges.

    We do not include transfers made pursuant to the Dollar Cost Averaging, Automatic Asset Rebalancing or other similar programs when applying our market timing policy.

    We have adopted these policies and procedures as a prophylactic measure to protect all Contract owners from the potential affects of Disruptive Trading, while also abiding by any rights that Contract owners may have to make transfers and providing reasonable and convenient methods of making transfers that do not have the potential to harm other Contract owners.

    We currently do not make any exceptions to the policies and procedures discussed above to detect and deter Disruptive Trading. We may reinstate Internet, telephone and fax transfer privileges after they are revoked, but we will not reinstate these privileges if we have reason to believe that they might be used thereafter for Disruptive Trading.

    We cannot guarantee that our monitoring will be 100% successful in detecting all transfer activity that exceeds the parameters discussed above (and we do not guarantee that these are appropriate transfer parameters to prevent Disruptive Trading). We cannot guarantee that revoking a Contract owner's Internet, telephone and fax transfer privileges will successfully deter all Disruptive Trading. In addition, some of the underlying funds are available to insurance companies other than Phoenix and we do not know whether those other insurance companies have adopted any policies and procedures to detect and deter Disruptive Trading, or if so what those policies and procedures might be.

    We may, without prior notice, take whatever action we deem appropriate to comply with or take advantage of any state or federal regulatory requirement. In addition, orders for the purchase of underlying fund shares are subject to acceptance by the relevant fund. We reserve the right to reject, without prior notice, any transfer request into any subaccount if the purchase of shares in the corresponding underlying fund is not accepted for any reason.


PERFORMANCE HISTORY
--------------------------------------------------------------------------------

    From time to time, the Separate Account may include the performance history of any or all subaccounts in advertisements, sales literature or reports. Performance information about each subaccount is based on past performance only and is not an indication of future performance. Performance information may be expressed as yield and effective yield of the Phoenix-Goodwin Money Market Subaccount, as yield of the Phoenix-Goodwin Multi-Sector Fixed Income Subaccount and as total return of any subaccount. For the Phoenix-Goodwin Multi-Sector Fixed Income Subaccount, quotations of yield will be based on all investment income per unit earned during a given 30-day period (including dividends and interest), less expenses accrued during the period ("net investment income") and are computed by dividing the net investment income by the maximum offering price per unit on the last day of the period.

    When a subaccount advertises its total return, it usually will be calculated for one, five and ten years or since inception if the subaccount has not been in existence for at least ten years. Total return is measured by comparing the value of a hypothetical $1,000 investment in the subaccount at the beginning of the relevant period to the value of the investment at the end of the period, assuming the reinvestment of all distributions at net asset value and the deduction of all applicable contract charges except for premium taxes (which vary by state) at the beginning of the relevant period.

    For those subaccounts within the Separate Account that have not been available for one of the quoted periods, the average annual total return quotations may show the investment performance such subaccount would have achieved (reduced by the applicable charges) had it been available to invest in shares of the fund for the period quoted.

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED DECEMBER 31, 2003 FOR DEATH BENEFIT OPTION 1 CONTRACTS

-------------------------------------------------------------------------------------------------------------------------------
                   Subaccount                          Inception Date*     1 Year      5 Years      10 Years    Since Inception
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                      12/7/94         24.90%      -3.00%          N/A            4.78%
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity Series                         10/29/01         21.27%        N/A           N/A            6.24%
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series           7/14/97         19.33%      -3.79%          N/A            2.09%
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Growth + Value Series          10/29/01         19.16%        N/A           N/A           -2.81%
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series         5/1/95         31.23%      16.17%          N/A           13.88%
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series                     12/7/94         19.58%      -9.37%          N/A            3.62%
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth Series             8/15/00         39.30%        N/A           N/A          -14.15%
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                        12/7/94         -5.91%       1.76%          N/A            2.95%
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series           12/7/94          7.80%       6.90%          N/A            7.86%
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond Series         6/2/03           N/A         N/A           N/A           -4.00%
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                      8/12/02         12.27%        N/A           N/A            5.50%
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series               8/12/02         13.44%        N/A           N/A            9.99%
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select Series          8/12/02         22.87%        N/A           N/A           11.93%
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value Series                      8/12/02         31.90%        N/A           N/A           19.76%
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard U.S. Multi-Cap Series                       8/12/02         21.84%        N/A           N/A           15.37%
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture Series                  8/12/02         10.94%        N/A           N/A           12.56%
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value Series                 8/12/02         23.29%        N/A           N/A           15.25%
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value Series                   8/12/02         17.58%        N/A           N/A           12.05%
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Growth Stock Series                 12/20/99         13.98%        N/A           N/A          -13.38%
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Trust Series                        10/29/01         15.70%        N/A           N/A           -2.76%
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Value Series                                  10/29/01         17.96%        N/A           N/A            2.83%
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                            12/20/99         20.49%        N/A           N/A           -2.23%
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series                8/15/00         41.70%        N/A           N/A          -26.04%
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth and Income Series                   3/2/98         20.54%      -1.75%          N/A            1.58%
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation Series               12/7/94         13.04%       2.28%          N/A            8.31%
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Value Equity Series                        3/2/98         17.00%       3.89%          N/A            5.02%
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Global Value Series             11/20/00         25.81%        N/A           N/A            0.85%
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series              3/2/98         33.91%       9.13%          N/A            5.34%
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series          11/20/00         36.76%        N/A           N/A           14.54%
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                        3/2/98         21.90%      -0.05%          N/A            3.30%
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                      1/29/96         30.24%      -3.86%          N/A            5.40%
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-State Street Research Small-Cap Growth
  Series                                                   8/12/02         46.18%        N/A           N/A           31.90%
-------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                         3/30/01         22.58%        N/A           N/A           -4.47%
-------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                               3/30/01         18.19%        N/A           N/A           -7.97%
-------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                   6/5/00         27.73%        N/A           N/A          -16.30%
-------------------------------------------------------------------------------------------------------------------------------
Federated Fund For U.S. Government Securities II           7/15/99         -4.28%        N/A           N/A            4.77%
-------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                         7/15/99         15.36%        N/A           N/A            0.86%
-------------------------------------------------------------------------------------------------------------------------------
VIP Fidelity Contrafund(R) Portfolio                        6/5/00         21.43%        N/A           N/A           -3.41%
-------------------------------------------------------------------------------------------------------------------------------
VIP Fidelity Growth Opportunities Portfolio                 6/5/00         22.72%        N/A           N/A          -10.06%
-------------------------------------------------------------------------------------------------------------------------------
VIP Fidelity Growth Portfolio                               6/5/00         25.81%        N/A           N/A          -13.13%
-------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                               5/1/00         18.25%        N/A           N/A            5.47%
-------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                           5/1/97         25.24%       0.12%          N/A            2.66%
-------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                            5/1/00         25.17%        N/A           N/A            1.01%
-------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund                              6/2/03           N/A         N/A           N/A           -1.05%
-------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                              6/2/03           N/A         N/A           N/A           15.33%
-------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                   6/2/03           N/A         N/A           N/A            9.09%
-------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund                      7/15/99         26.37%        N/A           N/A           -7.26%
-------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                         10/29/01         21.23%        N/A           N/A           -0.53%
-------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                      12/20/99         40.63%        N/A           N/A          -26.39%
-------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                                 2/1/99         34.17%        N/A           N/A            8.21%
-------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                              5/1/95         41.71%       8.98%          N/A           13.69%
-------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                               2/1/99         23.77%        N/A           N/A           12.73%
-------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                               5/1/95         36.13%       7.23%          N/A           14.82%
-------------------------------------------------------------------------------------------------------------------------------

* The date that the subaccount was added to the Separate Account.

The average annual total return is the compounded return that results from holding an initial investment of $1,000 for the time period indicated. Returns for periods greater than one year are annualized. Returns are net of the investment management fees, daily administrative fees, annual contract fee, mortality and expense risk charges, and deferred surrender charges of 6% and 2% deducted from redemptions after one year and five years, respectively. Surrender charges are based on the age of the deposit. Subaccounts are assumed to have started on the inception date listed. The investment return and principal value of the variable contract will fluctuate so that the accumulated value, when redeemed, may be worth more or less than the original cost.

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED DECEMBER 31, 2003 FOR DEATH BENEFIT OPTION 2 CONTRACTS

-------------------------------------------------------------------------------------------------------------------------------
                   Subaccount                          Inception Date*     1 Year      5 Years      10 Years    Since Inception
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                      12/7/94         24.70%      -3.14%          N/A            4.62%
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity Series                         10/29/01         21.07%        N/A           N/A            6.07%
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series           7/14/97         19.14%      -3.94%          N/A            1.93%
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Growth + Value Series          10/29/01         18.97%        N/A           N/A           -2.95%
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series         5/1/95         31.02%      16.00%          N/A           13.71%
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series                     12/7/94         19.39%      -9.51%          N/A            3.46%
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth Series             8/15/00         39.08%        N/A           N/A          -14.28%
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                        12/7/94         -6.05%       1.60%          N/A            2.79%
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series           12/7/94          7.63%       6.73%          N/A            7.70%
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond Series         6/2/03           N/A         N/A           N/A           -4.09%
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                      8/12/02         12.09%        N/A           N/A            5.34%
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series               8/12/02         13.26%        N/A           N/A            9.81%
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select Series          8/12/02         22.68%        N/A           N/A           11.75%
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value Series                      8/12/02         31.69%        N/A           N/A           19.57%
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard U.S. Multi-Cap Series                       8/12/02         21.65%        N/A           N/A           15.19%
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture Series                  8/12/02         10.77%        N/A           N/A           12.38%
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value Series                 8/12/02         23.09%        N/A           N/A           15.07%
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value Series                   8/12/02         17.39%        N/A           N/A           11.87%
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Growth Stock Series                 12/20/99         13.80%        N/A           N/A          -13.52%
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Trust Series                        10/29/01         15.51%        N/A           N/A           -2.91%
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Value Series                                  10/29/01         17.77%        N/A           N/A            2.67%
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                            12/20/99         20.29%        N/A           N/A           -2.38%
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series                8/15/00         41.47%        N/A           N/A          -26.15%
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth and Income Series                   3/2/98         20.35%      -1.90%          N/A            1.42%
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation Series               12/7/94         12.86%       2.12%          N/A            8.15%
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Value Equity Series                        3/2/98         16.81%       3.73%          N/A            4.86%
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Global Value Series             11/20/00         25.61%        N/A           N/A            0.69%
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series              3/2/98         33.70%       8.96%          N/A            5.18%
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series          11/20/00         36.55%        N/A           N/A           14.37%
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                        3/2/98         21.71%      -0.20%          N/A            3.14%
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                      1/29/96         30.03%      -4.00%          N/A            5.24%
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-State Street Research Small-Cap Growth
  Series                                                   8/12/02         45.95%        N/A           N/A           31.69%
-------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                         3/30/01         22.39%        N/A           N/A           -4.62%
-------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                               3/30/01         18.00%        N/A           N/A           -8.11%
-------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                   6/5/00         27.53%        N/A           N/A          -16.42%
-------------------------------------------------------------------------------------------------------------------------------
Federated Fund For U.S. Government Securities II           7/15/99         -4.43%        N/A           N/A            4.61%
-------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                         7/15/99         15.17%        N/A           N/A            0.70%
-------------------------------------------------------------------------------------------------------------------------------
VIP Fidelity Contrafund(R) Portfolio                        6/5/00         21.23%        N/A           N/A           -3.56%
-------------------------------------------------------------------------------------------------------------------------------
VIP Fidelity Growth Opportunities Portfolio                 6/5/00         22.53%        N/A           N/A          -10.19%
-------------------------------------------------------------------------------------------------------------------------------
VIP Fidelity Growth Portfolio                               6/5/00         25.61%        N/A           N/A          -13.26%
-------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                               5/1/00         18.07%        N/A           N/A            5.30%
-------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                           5/1/97         25.04%      -0.04%          N/A            2.50%
-------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                            5/1/00         24.97%        N/A           N/A            0.85%
-------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund                              6/2/03           N/A         N/A           N/A           -1.14%
-------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                              6/2/03           N/A         N/A           N/A           15.22%
-------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                   6/2/03           N/A         N/A           N/A            8.99%
-------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund                      7/15/99         26.17%        N/A           N/A           -7.40%
-------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                         10/29/01         21.04%        N/A           N/A           -0.69%
-------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                      12/20/99         40.41%        N/A           N/A          -26.51%
-------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                                 2/1/99         33.96%        N/A           N/A            8.04%
-------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                              5/1/95         41.49%       8.82%          N/A           13.52%
-------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                               2/1/99         23.58%        N/A           N/A           12.55%
-------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                               5/1/95         35.92%       7.06%          N/A           14.65%
-------------------------------------------------------------------------------------------------------------------------------

* The date that the subaccount was added to the Separate Account.

The average annual total return is the compounded return that results from holding an initial investment of $1,000 for the time period indicated. Returns for periods greater than one year are annualized. Returns are net of the investment management fees, daily administrative fees, annual contract fee, mortality and expense risk charges, and deferred surrender charges of 6% and 2% deducted from redemptions after one year and five years, respectively. Surrender charges are based on the age of the deposit. Subaccounts are assumed to have started on the inception date listed. The investment return and principal value of the variable contract will fluctuate so that the accumulated value, when redeemed, may be worth more or less than the original cost.

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED DECEMBER 31, 2003 FOR DEATH BENEFIT OPTION 3 CONTRACTS

-------------------------------------------------------------------------------------------------------------------------------
                   Subaccount                          Inception Date*     1 Year      5 Years      10 Years    Since Inception
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                      12/7/94         24.50%      -3.29%          N/A            4.47%
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity Series                         10/29/01         20.88%        N/A           N/A            5.90%
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series           7/14/97         18.95%      -4.09%          N/A            1.78%
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Growth + Value Series          10/29/01         18.78%        N/A           N/A           -3.10%
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series         5/1/95         30.82%      15.82%          N/A           13.54%
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series                     12/7/94         19.20%      -9.64%          N/A            3.30%
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth Series             8/15/00         38.86%        N/A           N/A          -14.41%
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                        12/7/94         -6.20%       1.45%          N/A            2.64%
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series           12/7/94          7.45%       6.57%          N/A            7.53%
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond Series         6/2/03           N/A         N/A           N/A           -4.18%
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                      8/12/02         11.91%        N/A           N/A            5.17%
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series               8/12/02         13.08%        N/A           N/A            9.64%
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select Series          8/12/02         22.48%        N/A           N/A           11.57%
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value Series                      8/12/02         31.48%        N/A           N/A           19.38%
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard U.S. Multi-Cap Series                       8/12/02         21.46%        N/A           N/A           15.01%
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture Series                  8/12/02         10.59%        N/A           N/A           12.20%
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value Series                 8/12/02         22.90%        N/A           N/A           14.89%
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value Series                   8/12/02         17.21%        N/A           N/A           11.69%
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Growth Stock Series                 12/20/99         13.62%        N/A           N/A          -13.65%
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Trust Series                        10/29/01         15.33%        N/A           N/A           -3.06%
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Value Series                                  10/29/01         17.58%        N/A           N/A            2.51%
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                            12/20/99         20.10%        N/A           N/A           -2.53%
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series                8/15/00         41.25%        N/A           N/A          -26.26%
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth and Income Series                   3/2/98         20.16%      -2.05%          N/A            1.27%
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation Series               12/7/94         12.68%       1.97%          N/A            7.98%
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Value Equity Series                        3/2/98         16.62%       3.57%          N/A            4.69%
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Global Value Series             11/20/00         25.41%        N/A           N/A            0.53%
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series              3/2/98         33.49%       8.79%          N/A            5.02%
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series          11/20/00         36.33%        N/A           N/A           14.19%
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                        3/2/98         21.51%      -0.36%          N/A            2.98%
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                      1/29/96         29.82%      -4.15%          N/A            5.09%
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-State Street Research Small-Cap Growth
  Series                                                   8/12/02         45.72%        N/A           N/A           31.49%
-------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                         3/30/01         22.19%        N/A           N/A           -4.76%
-------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                               3/30/01         17.81%        N/A           N/A           -8.25%
-------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                   6/5/00         27.32%        N/A           N/A          -16.55%
-------------------------------------------------------------------------------------------------------------------------------
Federated Fund For U.S. Government Securities II           7/15/99         -4.58%        N/A           N/A            4.45%
-------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                         7/15/99         14.99%        N/A           N/A            0.54%
-------------------------------------------------------------------------------------------------------------------------------
VIP Fidelity Contrafund(R) Portfolio                        6/5/00         21.04%        N/A           N/A           -3.70%
-------------------------------------------------------------------------------------------------------------------------------
VIP Fidelity Growth Opportunities Portfolio                 6/5/00         22.33%        N/A           N/A          -10.33%
-------------------------------------------------------------------------------------------------------------------------------
VIP Fidelity Growth Portfolio                               6/5/00         25.41%        N/A           N/A          -13.40%
-------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                               5/1/00         17.88%        N/A           N/A            5.14%
-------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                           5/1/97         24.85%      -0.19%          N/A            2.34%
-------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                            5/1/00         24.77%        N/A           N/A            0.69%
-------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund                              6/2/03           N/A         N/A           N/A           -1.23%
-------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                              6/2/03           N/A         N/A           N/A           15.11%
-------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                   6/2/03           N/A         N/A           N/A            8.88%
-------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund                      7/15/99         25.97%        N/A           N/A           -7.54%
-------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                         10/29/01         20.85%        N/A           N/A           -0.85%
-------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                      12/20/99         40.19%        N/A           N/A          -26.62%
-------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                                 2/1/99         33.74%        N/A           N/A            7.88%
-------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                              5/1/95         41.27%       8.65%          N/A           13.34%
-------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                               2/1/99         23.38%        N/A           N/A           12.38%
-------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                               5/1/95         35.70%       6.90%          N/A           14.48%
-------------------------------------------------------------------------------------------------------------------------------

* The date that the subaccount was added to the Separate Account.

The average annual total return is the compounded return that results from holding an initial investment of $1,000 for the time period indicated. Returns for periods greater than one year are annualized. Returns are net of the investment management fees, daily administrative fees, annual contract fee, mortality and expense risk charges, and deferred surrender charges of 6% and 2% deducted from redemptions after one year and five years, respectively. Surrender charges are based on the age of the deposit. Subaccounts are assumed to have started on the inception date listed. The investment return and principal value of the variable contract will fluctuate so that the accumulated value, when redeemed, may be worth more or less than the original cost.

            ANNUAL TOTAL RETURN FOR DEATH BENEFIT OPTION 1 CONTRACTS


------------------------------------------------------------------------------------------------------------------------------------
                  Subaccount                     1994    1995    1996    1997     1998     1999     2000     2001     2002     2003
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series           -1.04%   8.40%  17.36%  10.83%   26.54%   28.10%  -16.74%  -24.89%  -15.74%   30.42%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity Series                                                                                   -11.87%   26.78%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index
  Series                                                                         30.25%   17.53%  -12.44%  -12.88%  -24.52%   24.84%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Growth + Value
  Series                                                                                                            -25.89%   24.67%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities
  Series                                                        31.66%  20.73%  -22.07%    3.64%   29.37%    5.44%   10.85%   36.75%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series           0.36%  29.47%  11.35%  19.77%   28.60%   28.27%  -18.69%  -35.31%  -25.64%   25.10%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth Series                                                             -27.54%  -29.59%   44.81%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series              2.71%   4.55%   3.88%   4.04%    3.95%    3.68%    4.88%    2.67%    0.31%   -0.42%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income
  Series                                        -6.50%  22.20%  11.19%   9.88%   -5.20%    4.30%    5.32%    4.92%    8.79%   13.32%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond
  Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                                                                                         17.79%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series                                                                                  18.96%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select
  Series                                                                                                                      28.39%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value Series                                                                                         37.42%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard U.S. Multi-Cap Series                                                                                          27.36%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture Series                                                                                     16.46%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value Series                                                                                    28.81%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value Series                                                                                      23.10%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Growth Stock Series                                                         -12.14%  -24.69%  -29.62%   19.50%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Trust Series                                                                                  -21.67%   21.21%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Value Series                                                                                            -14.79%   23.48%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                                                                     -6.59%   -7.02%  -16.43%   26.00%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series                                                                -33.80%  -38.27%   47.21%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth and Income Series                                                 15.74%   -7.63%   -9.18%  -23.37%   26.06%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation Series    -2.52%  16.95%   7.86%  19.43%   19.48%   10.05%   -0.51%    0.74%  -12.55%   18.56%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Value Equity Series                                                      22.98%   30.75%  -18.87%  -22.79%   22.51%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Global Value Series                                                               -7.87%  -15.41%   31.33%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series                                           -11.27%   15.63%   21.63%   -9.56%   39.43%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value
  Series                                                                                                    14.48%   -9.54%   42.28%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                                                      44.06%   12.51%  -25.96%  -33.24%   27.42%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                                   15.90%   43.13%   53.32%  -12.44%  -28.17%  -35.70%   35.75%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-State Street Research Small-Cap
  Growth Series                                                                                                               51.70%
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund               1.38%  34.21%  16.28%  12.26%   18.00%   43.03%  -11.88%  -24.13%  -25.19%   28.10%
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                     2.90%  34.76%  13.75%  22.34%   30.96%   28.48%  -15.58%  -13.52%  -31.03%   23.71%
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                       10.80%  18.37%   56.11%   76.12%  -25.66%  -16.87%  -34.64%   33.24%
------------------------------------------------------------------------------------------------------------------------------------
Federated Fund For U.S. Government
  Securities II                                          7.58%   3.05%   7.39%    6.48%   -1.68%    9.77%    5.85%    7.85%    1.24%
------------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                      19.07%  13.05%  12.59%    1.57%    1.20%  -10.02%    0.25%    0.27%   20.87%
------------------------------------------------------------------------------------------------------------------------------------
VIP Fidelity Contrafund(R) Portfolio                                             28.52%   22.79%   -7.73%  -13.33%  -10.42%   26.94%
------------------------------------------------------------------------------------------------------------------------------------
VIP Fidelity Growth Opportunities Portfolio                                      23.14%    3.04%  -18.09%  -15.39%  -22.78%   28.24%
------------------------------------------------------------------------------------------------------------------------------------
VIP Fidelity Growth Portfolio                                                    37.85%   35.79%  -12.04%  -18.63%  -30.97%   31.32%
------------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                                           16.16%   -1.28%   12.34%   12.01%    5.86%  -12.78%   23.77%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund               -3.56%  14.22%  22.40%  12.42%    7.85%   21.90%   -3.44%  -16.93%  -19.46%   30.76%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                        11.21%  19.65%  11.98%    7.51%   19.52%    0.37%   -2.39%  -19.39%   30.68%
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                                                   28.64%   21.92%  -21.17%  -24.42%  -36.43%   37.66%
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                                                                                     28.47%
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund                                            20.28%   26.24%  -17.57%  -25.52%  -22.46%   31.89%
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                                                27.31%   19.07%  -10.23%  -13.17%  -23.17%   26.75%
------------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                                                              -24.43%  -49.42%  -49.53%   46.15%
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                                                                        -2.65%  -27.43%  -16.23%   39.68%
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                                  30.59%  -2.54%   15.07%  124.05%  -28.65%  -22.14%  -14.78%   47.23%
------------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                                                                       8.26%    7.89%   -8.63%   29.29%
------------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                                   45.02%  28.02%    7.50%   23.71%   -9.17%   10.16%  -17.73%   41.65%
------------------------------------------------------------------------------------------------------------------------------------


       Annual Total Returns are net of investment management fees, daily administrative fees, and mortality and expense risk charges.
 THESE RATES OF RETURN ARE NOT AN ESTIMATE OR GUARANTEE OF FUTURE PERFORMANCE.

            ANNUAL TOTAL RETURN FOR DEATH BENEFIT OPTION 2 CONTRACTS


------------------------------------------------------------------------------------------------------------------------------------
                  Subaccount                     1994    1995    1996    1997     1998     1999     2000     2001     2002     2003
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series           -1.19%   8.24%  17.18%  10.66%   26.35%   27.91%  -16.86%  -25.00%  -15.87%   30.22%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity Series                                                                                   -12.01%   26.59%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index
  Series                                                                         30.05%   17.36%  -12.57%  -13.01%  -24.64%   24.65%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Growth + Value
  Series                                                                                                            -26.00%   24.48%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities
  Series                                                        31.46%  20.55%  -22.19%    3.48%   29.18%    5.28%   10.68%   36.54%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series           0.21%  29.27%  11.18%  19.59%   28.41%   28.08%  -18.81%  -35.41%  -25.75%   24.91%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth Series                                                             -27.65%  -29.70%   44.59%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series              2.56%   4.39%   3.72%   3.88%    3.79%    3.52%    4.72%    2.52%    0.15%   -0.57%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income
  Series                                        -6.64%  22.02%  11.02%   9.71%   -5.34%    4.15%    5.16%    4.76%    8.62%   13.14%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond
  Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                                                                                         17.61%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series                                                                                  18.78%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select
  Series                                                                                                                      28.19%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value Series                                                                                         37.21%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard U.S. Multi-Cap Series                                                                                          27.17%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture Series                                                                                     16.29%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value Series                                                                                    28.61%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value Series                                                                                      22.91%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Growth Stock Series                                                         -12.28%  -24.80%  -29.73%   19.32%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Trust Series                                                                                  -21.79%   21.03%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Value Series                                                                                            -14.92%   23.29%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                                                                     -6.73%   -7.16%  -16.56%   25.81%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series                                                                -33.91%  -38.36%   46.99%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth and Income Series                                                 15.56%   -7.77%   -9.32%  -23.48%   25.87%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation Series    -2.66%  16.78%   7.70%  19.25%   19.30%    9.88%   -0.66%    0.59%  -12.68%   18.38%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Value Equity Series                                                      22.79%   30.55%  -18.99%  -22.91%   22.33%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Global Value Series                                                               -8.01%  -15.54%   31.13%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series                                           -11.40%   15.46%   21.45%   -9.69%   39.21%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value
  Series                                                                                                    14.31%   -9.68%   42.06%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                                                      43.84%   12.34%  -26.07%  -33.34%   27.22%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                                   15.73%   42.91%   53.09%  -12.57%  -28.28%  -35.79%   35.55%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-State Street Research Small-Cap
  Growth Series                                                                                                               51.47%
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund               1.23%  34.01%  16.11%  12.10%   17.82%   42.82%  -12.01%  -24.24%  -25.30%   27.90%
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                     2.75%  34.56%  13.58%  22.15%   30.76%   28.29%  -15.71%  -13.65%  -31.13%   23.52%
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                       10.63%  18.19%   55.87%   75.85%  -25.78%  -16.99%  -34.74%   33.04%
------------------------------------------------------------------------------------------------------------------------------------
Federated Fund For U.S. Government
  Securities II                                          7.42%   2.90%   7.23%    6.32%   -1.83%    9.61%    5.69%    7.68%    1.09%
------------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                      18.89%  12.88%  12.42%    1.42%    1.05%  -10.15%    0.10%    0.12%   20.69%
------------------------------------------------------------------------------------------------------------------------------------
VIP Fidelity Contrafund(R) Portfolio                                             28.33%   22.61%   -7.87%  -13.47%  -10.56%   26.75%
------------------------------------------------------------------------------------------------------------------------------------
VIP Fidelity Growth Opportunities Portfolio                                      22.96%    2.89%  -18.21%  -15.52%  -22.89%   28.04%
------------------------------------------------------------------------------------------------------------------------------------
VIP Fidelity Growth Portfolio                                                    37.65%   35.58%  -12.17%  -18.76%  -31.07%   31.12%
------------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                                           15.98%   -1.43%   12.17%   11.85%    5.70%  -12.91%   23.58%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund               -3.71%  14.05%  22.21%  12.25%    7.69%   21.72%   -3.58%  -17.05%  -19.58%   30.56%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                        11.05%  19.46%  11.81%    7.35%   19.34%    0.22%   -2.54%  -19.51%   30.48%
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                                                   28.45%   21.73%  -21.29%  -24.54%  -36.52%   37.46%
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                                                                                     28.28%
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund                                            20.09%   26.05%  -17.69%  -25.63%  -22.58%   31.69%
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                                                27.12%   18.89%  -10.36%  -13.30%  -23.29%   26.56%
------------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                                                              -24.54%  -49.50%  -49.61%   45.93%
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                                                                        -2.80%  -27.54%  -16.35%   39.47%
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                                  30.39%  -2.69%   14.89%  123.71%  -28.75%  -22.26%  -14.91%   47.01%
------------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                                                                       8.10%    7.72%   -8.77%   29.09%
------------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                                   44.80%  27.83%    7.34%   23.53%   -9.31%    9.99%  -17.85%   41.43%
------------------------------------------------------------------------------------------------------------------------------------


       Annual Total Returns are net of investment management fees, daily administrative fees, and mortality and expense risk charges.
 THESE RATES OF RETURN ARE NOT AN ESTIMATE OR GUARANTEE OF FUTURE PERFORMANCE.

            ANNUAL TOTAL RETURN FOR DEATH BENEFIT OPTION 3 CONTRACTS


------------------------------------------------------------------------------------------------------------------------------------
                  Subaccount                     1994    1995    1996    1997     1998     1999     2000     2001     2002     2003
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series           -1.34%   8.08%  17.01%  10.49%   26.16%   27.72%  -16.98%  -25.11%  -16.00%   30.02%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity Series                                                                                   -12.14%   26.40%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index
  Series                                                                         29.86%   17.18%  -12.70%  -13.14%  -24.75%   24.46%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Growth + Value
  Series                                                                                                            -26.12%   24.29%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities
  Series                                                        31.26%  20.37%  -22.31%    3.33%   28.98%    5.12%   10.51%   36.33%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series           0.06%  29.08%  11.02%  19.41%   28.21%   27.89%  -18.93%  -35.51%  -25.86%   24.72%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth
  Series                                                                                                   -27.76%  -29.80%   44.37%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series              2.40%   4.24%   3.56%   3.73%    3.64%    3.37%    4.57%    2.36%    0.00%   -0.73%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income
  Series                                        -6.78%  21.83%  10.85%   9.55%   -5.48%    3.99%    5.00%    4.60%    8.46%   12.97%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond
  Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                                                                                         17.43%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series                                                                                  18.60%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select
  Series                                                                                                                      28.00%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value Series                                                                                         37.00%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard U.S. Multi-Cap Series                                                                                          26.98%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture Series                                                                                     16.11%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value Series                                                                                    28.42%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value Series                                                                                      22.72%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Growth Stock Series                                                         -12.41%  -24.92%  -29.84%   19.13%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Trust Series                                                                                  -21.90%   20.85%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Value Series                                                                                            -15.05%   23.10%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                                                                     -6.87%   -7.30%  -16.68%   25.62%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series                                                                -34.01%  -38.45%   46.77%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth and Income Series                                                 15.39%   -7.91%   -9.46%  -23.60%   25.68%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation Series    -2.81%  16.60%   7.53%  19.07%   19.12%    9.72%   -0.81%    0.44%  -12.82%   18.20%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Value Equity Series                                                      22.61%   30.36%  -19.12%  -23.03%   22.14%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Global Value Series                                                               -8.15%  -15.67%   30.93%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value
  Series                                                                                 -11.54%   15.29%   21.26%   -9.83%   39.00%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value
  Series                                                                                                    14.14%   -9.82%   41.85%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                                                      43.63%   12.17%  -26.18%  -33.45%   27.03%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                                   15.56%   42.70%   52.86%  -12.70%  -28.39%  -35.89%   35.34%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-State Street Research Small-Cap
  Growth Series                                                                                                               51.24%
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund               1.08%  33.81%  15.93%  11.93%   17.65%   42.61%  -12.15%  -24.36%  -25.42%   27.71%
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                     2.59%  34.36%  13.41%  21.97%   30.57%   28.09%  -15.83%  -13.78%  -31.24%   23.33%
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                       10.47%  18.02%   55.64%   75.59%  -25.89%  -17.12%  -34.84%   32.84%
------------------------------------------------------------------------------------------------------------------------------------
Federated Fund For U.S. Government
  Securities II                                          7.26%   2.74%   7.07%    6.16%   -1.98%    9.45%    5.53%    7.52%    0.93%
------------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                      18.71%  12.71%  12.25%    1.27%    0.89%  -10.29%   -0.05%   -0.03%   20.51%
------------------------------------------------------------------------------------------------------------------------------------
VIP Fidelity Contrafund(R) Portfolio                                             28.13%   22.42%   -8.01%  -13.60%  -10.69%   26.56%
------------------------------------------------------------------------------------------------------------------------------------
VIP Fidelity Growth Opportunities Portfolio                                      22.78%    2.73%  -18.33%  -15.65%  -23.01%   27.85%
------------------------------------------------------------------------------------------------------------------------------------
VIP Fidelity Growth Portfolio                                                    37.44%   35.38%  -12.30%  -18.88%  -31.18%   30.92%
------------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                                           15.81%   -1.58%   12.00%   11.68%    5.55%  -13.05%   23.40%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund               -3.85%  13.88%  22.03%  12.08%    7.53%   21.54%   -3.72%  -17.18%  -19.70%   30.36%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                        10.88%  19.28%  11.64%    7.19%   19.16%    0.07%   -2.69%  -19.63%   30.29%
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                                                   28.26%   21.55%  -21.41%  -24.65%  -36.62%   37.25%
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                                                                                     28.09%
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund                                            19.91%   25.86%  -17.81%  -25.74%  -22.70%   31.49%
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                                                26.92%   18.71%  -10.49%  -13.43%  -23.40%   26.36%
------------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                                                              -24.66%  -49.58%  -49.68%   45.71%
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                                                                        -2.94%  -27.65%  -16.48%   39.26%
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                                  30.19%  -2.83%   14.72%  123.38%  -28.86%  -22.38%  -15.04%   46.78%
------------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                                                                       7.94%    7.56%   -8.91%   28.90%
------------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                                   44.59%  27.64%    7.18%   23.34%   -9.44%    9.82%  -17.98%   41.22%
------------------------------------------------------------------------------------------------------------------------------------


       Annual Total Returns are net of investment management fees, daily administrative fees, and mortality and expense risk charges.
  THESE RATES OF RETURN ARE NOT AN ESTIMATE OR GUARANTEE OF FUTURE PERFORMANCE

CALCULATION OF YIELD AND RETURN
--------------------------------------------------------------------------------
    Yield of the Phoenix-Goodwin Money Market Subaccount. We calculate the yield of the Phoenix-Goodwin Money Market Subaccount for a 7-day "base period" by determining the "net change in value" of a hypothetical pre-existing account. We assume the hypothetical account had an initial balance of one share at the beginning of the base period. We then determine what the value of the hypothetical account would have been at the end of the 7-day base period. The end value minus the initial value gives us the net change in value for the hypothetical account. The net change in value can then be divided by the initial value giving us the base period return (one week's return). To find the equivalent annual return we multiply the base period return by 365/7. The equivalent effective annual yield differs from the annual return because we assume all returns are reinvested in the subaccount. We carry results to the nearest hundredth of one percent.

    The net change in value of the hypothetical account includes the daily net investment income of the account (after expenses), but does not include realized gains or losses or unrealized appreciation or depreciation on the underlying fund shares.

    The yield/return calculations include a mortality and expense risk charge equal to either .975% (Option 1), 1.125% (Option 2) or 1.275% (Option 3) on an annual basis, and a daily administrative fee equal to 0.125% on an annual basis.

    The Phoenix-Goodwin Money Market Subaccount return and effective yield will vary in response to fluctuations in interest rates and in the expenses of the subaccount.

    We do not include the maximum annual administrative fee in calculating the current return and effective yield. Should such a fee apply to your account, current return and/or effective yield for your account could be reduced.

 Example Calculations:


     The following examples of a return/yield calculations for the Phoenix-Goodwin Money Market Subaccount were based on the 7-day period ending December 31, 2003:


DEATH BENEFIT OPTION 1 CONTRACTS


Value of hypothetical pre-existing account with exactly one
  Unit at the beginning of the period:..........                  $1.000000
Value of the same account (excluding capital changes) at
  the end of the 7-day period:................................     0.999925
Calculation:
   Ending account value.......................................     0.999925
   Less beginning account value...............................     1.000000
   Net change in account value................................    -0.000075
Base period return:
   (net change/beginning account value).......................    -0.000075
Current yield = return x (365/7) =............................        -0.39%
Effective yield = [(1 + return)(365/7)] -1 =..................        -0.39%

DEATH BENEFIT OPTION 2: CONTRACTS
Value of hypothetical pre-existing account with
   exactly one unit at the beginning of the
   period:....................................................    $1.000000
Value of the same account (excluding capital changes) at
   the end of the 7-day period:...............................    -0.999896
Calculation:
   Ending account value.......................................     0.999896
   Less beginning account value...............................     1.000000
   Net change in account value................................    -0.000104
Base period return:
   (net change/beginning account value).......................    -0.000104
Current yield = return x (365/7) =............................       -0.54%
Effective yield = [(1 + return)(365/7)] -1 =..................       -0.54%


DEATH BENEFIT OPTION 3: CONTRACTS


Value of hypothetical pre-existing account with
   exactly one unit at the beginning of the
   period:....................................................    $1.000000
Value of the same account (excluding capital
   changes) at the end of the 7-day period:...................     0.999867
Calculation:
   Ending account value.......................................     0.999867
   Less beginning account value...............................     1.000000
   Net change in account value................................    -0.000133
Base period return:
   (net change/beginning account value).......................    -0.000133
Current yield = return x (365/7) =............................       -0.70%
Effective yield = [(1 + return)(365/7)] -1 =..................       -0.69%


    Yields and total returns may be higher or lower than in the past and there is no assurance that any historical results will continue.


    Calculation of Total Return. Total return measures the change in value of a subaccount investment over a stated period. We compute total returns by finding the average annual compounded rates of return over the one, five and ten year periods that would equate the initial amount invested to the ending redeemable value according to a formula. The formula for total return includes the following steps:


(1) We assume a hypothetical $1,000 initial investment in the subaccount;

(2) We determine the value the hypothetical initial investment would have were it redeemed at the end of each period. All recurring fees and any applicable contingent deferred sales charge are deducted. This figure is the ending redeemable value (ERV in the formula given below);

(3) We divide this value by the initial $1,000 investment, resulting in ratio of the ending redeemable value to the initial value for that period;

(4) To get the average annual total return we take the nth root of the ratio from step (3), where n equals the number of years in that period (e.g., 1, 5, 10), and subtract one.

The formula in mathematical terms is:

R = ((ERV / II)(1/n)) - 1

Where:

    II       =     a hypothetical initial payment of $1,000

    R        =     average annual total return for the period

    n        =     number of years in the period

    ERV      =     ending redeemable value of the hypothetical
                   $1,000 for the period [see (2) and (3) above]


We normally calculate total return for one, five and ten year periods for each subaccount. If a subaccount has not been available for at least ten years, we will provide total returns for other relevant periods.


PERFORMANCE INFORMATION
    Advertisements, sales literature and other communications may contain information about a series' or advisor's current investment strategies and management style. An advisor may alter investment strategies and style in response to changing market and economic conditions. A fund may wish to make known a series' specific portfolio holdings or holdings in specific industries. A fund may also separately illustrate the income and capital gain portions of a series' total return. Performance might also be advertised by breaking down returns into equity and debt components. A series may compare its equity or bond return figure to any of a number of well-known benchmarks of market performance, including, but not limited to:

    The Dow Jones Industrial Average(SM)
    First Boston High Yield Index
    Salomon Brothers Corporate Index
    Salomon Brothers Government Bond Index

    Standard & Poor's 500 Index(R) (S&P 500)


    Each subaccount may include its yield and total return in advertisements or communications with current or prospective contract owners. Each subaccount may also include in such advertisements, its ranking or comparison to similar mutual funds by organizations such as:

    Lipper Analytical Services
    Morningstar, Inc.
    Thomson Financial

    A fund may also compare a series' performance to other investment or savings vehicles (such as certificates of deposit) and may refer to results published in publications such as:

    Barron's
    Business Week
    Changing Times
    Consumer Reports
    Financial Planning
    Financial Services Weekly
    Forbes
    Fortune
    Investor's Business Daily
    Money
    Personal Investor
    The New York Times
    Registered Representative
    U.S. News and World Report
    The Wall Street Journal

    A fund may also illustrate the benefits of tax deferral by comparing taxable investments with investments through tax-deferred retirement plans.

    The total return and yield may be used to compare the performance of the subaccounts with certain commonly used standards for stock and bond market performance. Such indices include, but are not limited to:

    The Dow Jones Industrial Average(SM)
    First Boston High Yield Index
    Salomon Brothers Corporate Index

    Salomon Brothers Government Bond Index
    S&P 500


    The Dow Jones Industrial Average(SM) (DJIA(SM)) is an unweighted index of 30 industrial "blue chip" U.S. stocks. It is the oldest continuing U.S. market index. The 30 stocks now in the DJIA(SM) are both widely-held and a major influence in their respective industries. The average is computed in such a way as to preserve its historical continuity and account for such factors as stock splits and periodic changes in the components of the index. The editors of The Wall Street Journal select the component stocks of the DJIA(SM).

    The S&P 500 is a market-value weighted index composed of 500 stocks chosen for market size, liquidity, and industry group representation. It is one of the most widely used indicators of U.S. Stock Market performance. The composition of the S&P 500 changes from time to time. Standard & Poor's Index Committee makes all decisions about the S&P 500.

    Weighted and unweighted indexes: A market-value, or capitalization, weighted index uses relative market value (share price multiplied by the number of shares outstanding) to "weight" the influence of a stock's price on the index. Simply put, larger companies' stock prices influence the index more than smaller companies' stock prices. An unweighted index (such as the Dow Jones Industrial Average(SM)) uses stock price alone to determine the index value. A company's relative size has no bearing on its impact on the index.


CALCULATION OF ANNUITY PAYMENTS
--------------------------------------------------------------------------------
    See your prospectus in the section titled "The Annuity Period" for a description of the annuity options.

    You may elect an annuity payment option by written request as described in your prospectus. If you do not elect an annuity payment option, amounts held under the contract will be applied to provide a Variable Life Annuity with 10-Year Period Certain (Option I) on the maturity date. You may not change your election after the first annuity payment.

FIXED ANNUITY PAYMENTS
    Fixed annuity payments are determined by the total dollar value for all subaccounts' accumulation units, all amounts held in the GIA and the MVA Account. For each contract the resulting dollar value is then multiplied by the applicable annuity purchase rate, which reflects the age (and sex for nontax-qualified plans) of the annuitant or annuitants, for the fixed payment annuity option selected.

    The guaranteed annuity payment rates will be no less favorable than the following: under Annuity Payment Options A, B, D, E and F, rates are based on the 1983a Individual Annuity Mortality Table (1983 IAM -- The Society of Actuaries developed these tables to provide payment rates for annuities based on a set of mortality tables acceptable to most regulating authorities), projected with projection scale G to the year 2040 and an interest rate of 3%. The Society of Actuaries developed these tables to provide payment rates for annuities based on a set of mortality tables acceptable to most regulating authorities. Under Annuity Payment Options G and H the guaranteed interest rate is 3%.

It is possible that we may have more favorable (i.e., higher-paying) rates in effect on the maturity date.

VARIABLE ANNUITY PAYMENTS
    Under Annuity Payment Options I, J, K, M and N, the amount of the first payment is equal to the amount held under the selected option in each subaccount, divided by $1,000 and then multiplied by the applicable payment option rate. The first payment equals the sum of the amounts provided by each subaccount.

    In each subaccount, the number of fixed annuity units is determined by dividing the amount of the initial payment provided by that subaccount by the annuity unit value for that subaccount on the first payment calculation date. Thereafter, the number of fixed annuity units in each subaccount remains unchanged unless you transfer funds to or from the subaccount. If you transfer funds to or from a subaccount, the number of fixed annuity units will change in proportion to the change in value of the subaccount as a result of the transfer. The number of fixed annuity units will change effective with the transfer, but will remain fixed in number following the transfer.

    Second and subsequent payments are determined by multiplying the number of fixed annuity units for each subaccount by the annuity unit value for that subaccount on the payment calculation date. The total payment will equal the sum of the amounts provided by each subaccount. The amount of second and subsequent payments will vary with the investment experience of the subaccounts and may be either higher or lower than the first payment.

    Under Annuity Payment Option L, we determine the amount of the annual distribution by dividing the amount of contract value held under this option on December 31 of the previous year by the life expectancy of the annuitant or the joint life expectancy of the annuitant and joint annuitant at that time.

    Under Annuity Payment Options I, J, M and N, the applicable annuity payment option rate used to determine the first payment amount will not be less than the rate based on the 1983a Individual Annuity Mortality Table projected with projection scale G to the year 2040, with continued projection thereafter and the assumed investment rate. Under Annuity Payment Option K, the annuity payment option rate will be based on the number of payments to be made during the specified period and the assumed investment rate.

    We guarantee that neither expenses actually incurred, other than taxes on investment return, nor mortality actually experienced, shall adversely affect the dollar amount of variable annuity payments.

    We deduct a daily charge for mortality and expense risks and a daily administrative fee from contract values held in the subaccounts. See your prospectus in the section titled "Deductions and Charges." Electing Option K will result in a mortality risk deduction being made even though we assume no mortality risk under that option.

EXPERTS
--------------------------------------------------------------------------------

    The financial statements of PHL Variable Accumulation Account (Phoenix Spectrum Edge(SM) (Death Benefit Option 1)), PHL Variable Accumulation Account (Phoenix Spectrum Edge(SM) (Death Benefit Option 2)), PHL Variable Accumulation Account (Phoenix Spectrum Edge(SM) (Death Benefit Option 3)) and PHL Variable Accumulation Account (Phoenix Spectrum Edge(SM) (Death Benefit Option 3 without the Accumulation Enhancement)) at December 31, 2003, and the results of their operations and the changes in their net assets for each of the periods indicated and the financial statements of PHL Variable Insurance Company at December 31, 2003 and 2002, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2003, included in this prospectus have been so included in reliance on the reports of PricewaterhouseCoopers LLP, 100 Pearl Street, Hartford, Connecticut, 06103, independent accountants, given on the authority of said firm as experts in auditing and accounting.

    Matthew A. Swendiman, Counsel and Brian A. Giantonio, Vice President, Tax and ERISA Counsel, The Phoenix Companies, Inc., have provided advice on certain matters relating to the federal securities, state regulations and income tax laws in connection with the contracts described in this prospectus.

--------------------------------------------------------------------------------
                                                              [logo] PHOENIX
                                                            WEALTH MANAGEMENT(R)





                                    PHOENIX
                                   SPECTRUM
                                        EDGE(SM)






--------------------------------------------------------------------------------
        V A R I A B L E   A N N U I T Y   A N N U A L   R E P O R T
--------------------------------------------------------------------------------

                   PHL VARIABLE ACCUMULATION ACCOUNT
                   DECEMBER 31, 2003








                                                                 DEATH BENEFIT
                                                                    OPTION 1

--------------------------------------------------------------------------------
VA0560AR1 (C)2004 The Phoenix Companies, Inc.

                  STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2003

                                                            PHOENIX-                          PHOENIX-ALLIANCE/   PHOENIX-ALLIANCE/
                                                            ABERDEEN          PHOENIX-AIM         BERNSTEIN       BERNSTEIN GROWTH
                                                          INTERNATIONAL      MID-CAP EQUITY     ENHANCED INDEX        + VALUE
                                                           SUBACCOUNT          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                        -----------------   -----------------  -----------------  -----------------
ASSETS
     Investment at cost                                  $       770,566     $       570,427    $       358,658    $       411,587
                                                        =================   =================  =================  =================
     Investment at market                                $       980,300     $       695,129    $       409,780    $       498,666
                                                        -----------------   -----------------  -----------------  -----------------
         Total assets                                            980,300             695,129            409,780            498,666
LIABILITIES
     Accrued expenses                                                956                 667                397                480
                                                        -----------------   -----------------  -----------------  -----------------
NET ASSETS                                               $       979,344     $       694,462    $       409,383    $       498,186
                                                        =================   =================  =================  =================
Accumulation units outstanding                                   435,305             297,798            213,832            264,060
                                                        =================   =================  =================  =================
Unit value                                               $      2.249781     $      2.331991    $      1.914496    $      1.886636
                                                        =================   =================  =================  =================


                                                                                                  PHOENIX-
                                                         PHOENIX-DUFF &         PHOENIX-       ENGEMANN SMALL
                                                           PHELPS REAL          ENGEMANN         & MID-CAP        PHOENIX-GOODWIN
                                                        ESTATE SECURITIES    CAPITAL GROWTH        GROWTH            MONEY MARKET
                                                           SUBACCOUNT          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                        -----------------   -----------------  -----------------  -----------------
ASSETS
     Investment at cost                                  $     1,795,263     $     1,131,953    $       199,664    $     2,962,798
                                                        =================   =================  =================  =================
     Investment at market                                $     2,091,198     $     1,248,409    $       232,800    $     2,962,799
                                                        -----------------   -----------------  -----------------  -----------------
         Total assets                                          2,091,198           1,248,409            232,800          2,962,799
LIABILITIES
     Accrued expenses                                              1,996               1,162                218              3,017
                                                        -----------------   -----------------  -----------------  -----------------
NET ASSETS                                               $     2,089,202     $     1,247,247    $       232,582    $     2,959,782
                                                        =================   =================  =================  =================
Accumulation units outstanding                                   673,894             663,925            108,190          1,480,868
                                                        =================   =================  =================  =================
Unit value                                               $      3.100192     $      1.878601    $      2.149750    $      1.998680
                                                        =================   =================  =================  =================


                                                        PHOENIX-GOODWIN      PHOENIX-GOODWIN
                                                          MULTI-SECTOR        MULTI-SECTOR       PHOENIX-JANUS     PHOENIX-KAYNE
                                                          FIXED INCOME       SHORT TERM BOND    FLEXIBLE INCOME   RISING DIVIDENDS
                                                           SUBACCOUNT          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                        -----------------   -----------------  -----------------  -----------------
ASSETS
     Investment at cost                                  $     2,400,862     $       896,703    $     2,314,497    $       674,541
                                                        =================   =================  =================  =================
     Investment at market                                $     2,486,059     $       903,208    $     2,288,321    $       741,318
                                                        -----------------   -----------------  -----------------  -----------------
         Total assets                                          2,486,059             903,208          2,288,321            741,318
LIABILITIES
     Accrued expenses                                              2,403                 852              2,194                714
                                                        -----------------   -----------------  -----------------  -----------------
NET ASSETS                                               $     2,483,656     $       902,356    $     2,286,127    $       740,604
                                                        =================   =================  =================  =================
Accumulation units outstanding                                 1,009,490             882,052          1,006,839            327,018
                                                        =================   =================  =================  =================
Unit value                                               $      2.460310     $      1.023019    $      2.270600    $      2.264717
                                                        =================   =================  =================  =================

                       See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2003
                                   (CONTINUED)

                                                         PHOENIX-KAYNE       PHOENIX-LAZARD
                                                           SMALL-CAP         INTERNATIONAL      PHOENIX-LAZARD    PHOENIX-LAZARD
                                                         QUALITY VALUE        EQUITY SELECT     SMALL CAP VALUE    U.S. MULTI-CAP
                                                           SUBACCOUNT          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                        -----------------   -----------------  -----------------  -----------------
ASSETS
     Investment at cost                                  $       233,915     $     4,777,958    $       221,333    $        40,521
                                                        =================   =================  =================  =================
     Investment at market                                $       265,107     $     5,559,290    $       253,139    $        43,849
                                                        -----------------   -----------------  -----------------  -----------------
         Total assets                                            265,107           5,559,290            253,139             43,849
LIABILITIES
     Accrued expenses                                                252               5,039                240                 42
                                                        -----------------   -----------------  -----------------  -----------------
NET ASSETS                                               $       264,855     $     5,554,251    $       252,899    $        43,807
                                                        =================   =================  =================  =================
Accumulation units outstanding                                   110,687           2,268,114             94,413             17,185
                                                        =================   =================  =================  =================
Unit value                                               $      2.392836     $      2.448841    $      2.678680    $      2.549118
                                                        =================   =================  =================  =================


                                                          PHOENIX-LORD        PHOENIX-LORD       PHOENIX-LORD       PHOENIX-MFS
                                                          ABBETT BOND-      ABBETT LARGE-CAP    ABBETT MID-CAP    INVESTORS GROWTH
                                                           DEBENTURE             VALUE              VALUE              STOCK
                                                           SUBACCOUNT          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                        -----------------   -----------------  -----------------  -----------------
ASSETS
     Investment at cost                                  $       580,683     $     4,117,906    $       683,545    $     1,927,051
                                                        =================   =================  =================  =================
     Investment at market                                $       597,303     $     4,672,813    $       780,244    $     2,127,384
                                                        -----------------   -----------------  -----------------  -----------------
         Total assets                                            597,303           4,672,813            780,244          2,127,384
LIABILITIES
     Accrued expenses                                                577               4,237                731              1,931
                                                        -----------------   -----------------  -----------------  -----------------
NET ASSETS                                               $       596,726     $     4,668,576    $       779,513    $     2,125,453
                                                        =================   =================  =================  =================
Accumulation units outstanding                                   241,892           1,833,931            317,854          1,237,201
                                                        =================   =================  =================  =================
Unit value                                               $      2.466916     $      2.545666    $      2.452416    $      1.717954
                                                        =================   =================  =================  =================


                                                                                                                  PHOENIX-NORTHERN
                                                          PHOENIX-MFS         PHOENIX-MFS      PHOENIX-NORTHERN      NASDAQ-100
                                                         INVESTORS TRUST         VALUE              DOW 30            INDEX(R)
                                                           SUBACCOUNT          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                        -----------------   -----------------  -----------------  -----------------
ASSETS
     Investment at cost                                  $       239,379     $     1,771,165    $       769,808    $       509,013
                                                        =================   =================  =================  =================
     Investment at market                                $       278,147     $     2,051,069    $       892,095    $       575,980
                                                        -----------------   -----------------  -----------------  -----------------
         Total assets                                            278,147           2,051,069            892,095            575,980
LIABILITIES
     Accrued expenses                                                261               1,940                832                480
                                                        -----------------   -----------------  -----------------  -----------------
NET ASSETS                                               $       277,886     $     2,049,129    $       891,263    $       575,500
                                                        =================   =================  =================  =================
Accumulation units outstanding                                   144,247             949,586            412,553            314,679
                                                        =================   =================  =================  =================
Unit value                                               $      1.926480     $      2.157918    $      2.160357    $      1.828842
                                                        =================   =================  =================  =================


                       See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2003
                                   (CONTINUED)

                                                                               PHOENIX-
                                                            PHOENIX-           OAKHURST           PHOENIX-        PHOENIX-SANFORD
                                                         OAKHURST GROWTH       STRATEGIC        OAKHURST VALUE    BERNSTEIN GLOBAL
                                                           AND INCOME          ALLOCATION          EQUITY              VALUE
                                                           SUBACCOUNT          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                        -----------------   -----------------  -----------------  -----------------
ASSETS
     Investment at cost                                  $     2,979,933     $     1,668,158    $     1,387,629    $       210,041
                                                        =================   =================  =================  =================
     Investment at market                                $     3,380,220     $     1,819,051    $     1,576,663    $       257,236
                                                        -----------------   -----------------  -----------------  -----------------
         Total assets                                          3,380,220           1,819,051          1,576,663            257,236
LIABILITIES
     Accrued expenses                                              3,077               1,759              1,484                230
                                                        -----------------   -----------------  -----------------  -----------------
NET ASSETS                                               $     3,377,143     $     1,817,292    $     1,575,179    $       257,006
                                                        =================   =================  =================  =================
Accumulation units outstanding                                 1,718,387             865,530            807,750            113,463
                                                        =================   =================  =================  =================
Unit value                                               $      1.965298     $      2.099629    $      1.950081    $      2.265101
                                                        =================   =================  =================  =================


                                                        PHOENIX-SANFORD      PHOENIX-SANFORD
                                                         BERNSTEIN MID-      BERNSTEIN SMALL-   PHOENIX-SENECA     PHOENIX-SENECA
                                                           CAP VALUE           CAP VALUE        MID-CAP GROWTH     STRATEGIC THEME
                                                           SUBACCOUNT          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                        -----------------   -----------------  -----------------  -----------------
ASSETS
     Investment at cost                                  $     1,212,431     $       957,305    $       815,451    $       354,027
                                                        =================   =================  =================  =================
     Investment at market                                $     1,490,157     $     1,237,413    $       935,369    $       420,014
                                                        -----------------   -----------------  -----------------  -----------------
         Total assets                                          1,490,157           1,237,413            935,369            420,014
LIABILITIES
     Accrued expenses                                              1,386               1,159                894                406
                                                        -----------------   -----------------  -----------------  -----------------
NET ASSETS                                               $     1,488,771     $     1,236,254    $       934,475    $       419,608
                                                        =================   =================  =================  =================
Accumulation units outstanding                                   554,690             450,950            537,454            233,685
                                                        =================   =================  =================  =================
Unit value                                               $      2.683975     $      2.741442    $      1.738708    $      1.795616
                                                        =================   =================  =================  =================


                                                         PHOENIX-STATE
                                                        STREET RESEARCH
                                                           SMALL-CAP        AIM V.I. CAPITAL   AIM V.I. PREMIER    ALGER AMERICAN
                                                            GROWTH            APPRECIATION          EQUITY        LEVERAGED ALLCAP
                                                           SUBACCOUNT          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                        -----------------   -----------------  -----------------  -----------------
ASSETS
     Investment at cost                                  $       865,461     $     2,240,486    $       293,968    $       823,293
                                                        =================   =================  =================  =================
     Investment at market                                $       972,848     $     2,542,704    $       335,916    $       933,325
                                                        -----------------   -----------------  -----------------  -----------------
         Total assets                                            972,848           2,542,704            335,916            933,325
LIABILITIES
     Accrued expenses                                                896               2,356                320                869
                                                        -----------------   -----------------  -----------------  -----------------
NET ASSETS                                               $       971,952     $     2,540,348    $       335,596    $       932,456
                                                        =================   =================  =================  =================
Accumulation units outstanding                                   319,023           1,290,087            193,127            521,693
                                                        =================   =================  =================  =================
Unit value                                               $      3.046642     $      1.969129    $      1.737702    $      1.787362
                                                        =================   =================  =================  =================


                       See Notes to Financial Statements

                                      STATEMENTS OF ASSETS AND LIABILITIES
                                               DECEMBER 31, 2003
                                                  (CONTINUED)

                                                         FEDERATED FUND      FEDERATED HIGH
                                                            FOR U.S.          INCOME BOND
                                                           GOVERNMENT           FUND II --                           VIP GROWTH
                                                          SECURITIES II      PRIMARY SHARES    VIP CONTRAFUND(R)    OPPORTUNITIES
                                                           SUBACCOUNT          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                        -----------------   -----------------  -----------------  -----------------
ASSETS
     Investment at cost                                  $    10,205,163     $     1,651,188    $     1,597,319    $       285,809
                                                        =================   =================  =================  =================
     Investment at market                                $    10,277,033     $     1,783,096    $     1,862,779    $       327,390
                                                        -----------------   -----------------  -----------------  -----------------
         Total assets                                         10,277,033           1,783,096          1,862,779            327,390
LIABILITIES
     Accrued expenses                                              9,727               1,637              1,746                290
                                                        -----------------   -----------------  -----------------  -----------------
NET ASSETS                                               $    10,267,306     $     1,781,459    $     1,861,033    $       327,100
                                                        =================   =================  =================  =================
Accumulation units outstanding                                 4,742,797             738,391            797,361            162,449
                                                        =================   =================  =================  =================
Unit value                                               $      2.164821     $      2.412622    $      2.333995    $      2.013544
                                                        =================   =================  =================  =================

                                                                                                  TEMPLETON          TEMPLETON
                                                                              MUTUAL SHARES        FOREIGN             GROWTH
                                                           VIP GROWTH          SECURITIES         SECURITIES         SECURITIES
                                                           SUBACCOUNT          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                        -----------------   -----------------  -----------------  -----------------
ASSETS
     Investment at cost                                  $     2,961,331     $       803,610    $     1,153,332    $     1,083,892
                                                        =================   =================  =================  =================
     Investment at market                                $     3,402,899     $       937,244    $     1,408,915    $     1,254,566
                                                        -----------------   -----------------  -----------------  -----------------
         Total assets                                          3,402,899             937,244          1,408,915          1,254,566
LIABILITIES
     Accrued expenses                                              3,147                 900              1,342              1,139
                                                        -----------------   -----------------  -----------------  -----------------
NET ASSETS                                               $     3,399,752     $       936,344    $     1,407,573    $     1,253,427
                                                        =================   =================  =================  =================
Accumulation units outstanding                                 1,851,482             421,061            655,164            584,043
                                                        =================   =================  =================  =================
Unit value                                               $      1.836233     $      2.223773    $      2.148426    $      2.146120
                                                        =================   =================  =================  =================


                                                                                                RYDEX VARIABLE      SCUDDER VIT
                                                         RYDEX VARIABLE      RYDEX VARIABLE      TRUST SECTOR      EAFE(R) EQUITY
                                                           TRUST JUNO          TRUST NOVA          ROTATION            INDEX
                                                           SUBACCOUNT          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                        -----------------   -----------------  -----------------  -----------------
ASSETS
     Investment at cost                                  $       529,376     $       109,349    $        29,754    $       374,996
                                                        =================   =================  =================  =================
     Investment at market                                $       523,288     $       121,086    $        30,611    $       456,361
                                                        -----------------   -----------------  -----------------  -----------------
         Total assets                                            523,288             121,086             30,611            456,361
LIABILITIES
     Accrued expenses                                                476                 107                 13                450
                                                        -----------------   -----------------  -----------------  -----------------
NET ASSETS                                               $       522,812     $       120,979    $        30,598    $       455,911
                                                        =================   =================  =================  =================
Accumulation units outstanding                                   496,711              99,466             26,517            219,904
                                                        =================   =================  =================  =================
Unit value                                               $      1.052550     $      1.216288    $      1.153868    $      2.073239
                                                        =================   =================  =================  =================


                       See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003
                                   (CONTINUED)

                                                                                                                      WANGER
                                                          SCUDDER VIT                           WANGER FOREIGN     INTERNATIONAL
                                                        EQUITY 500 INDEX       TECHNOLOGY           FORTY            SMALL CAP
                                                           SUBACCOUNT          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                        -----------------   -----------------  -----------------  -----------------
ASSETS
     Investment at cost                                  $     2,056,828     $        43,593    $       222,177    $     1,928,721
                                                        =================   =================  =================  =================
     Investment at market                                $     2,431,682     $        53,588    $       290,281    $     2,416,667
                                                        -----------------   -----------------  -----------------  -----------------
         Total assets                                          2,431,682              53,588            290,281          2,416,667
LIABILITIES
     Accrued expenses                                              2,323                  49                269              2,244
                                                        -----------------   -----------------  -----------------  -----------------
NET ASSETS                                               $     2,429,359     $        53,539    $       290,012    $     2,414,423
                                                        =================   =================  =================  =================
Accumulation units outstanding                                 1,227,738              36,097            119,652            944,839
                                                        =================   =================  =================  =================
Unit value                                               $      1.978726     $      1.483169    $      2.423793    $      2.555378
                                                        =================   =================  =================  =================

                                                                               WANGER U.S.
                                                                                SMALLER
                                                          WANGER TWENTY        COMPANIES
                                                           SUBACCOUNT          SUBACCOUNT
                                                        -----------------   -----------------
ASSETS
     Investment at cost                                  $       588,710     $     2,183,131
                                                        =================   =================
     Investment at market                                $       652,227     $     2,721,387
                                                        -----------------   -----------------
         Total assets                                            652,227           2,721,387
LIABILITIES
     Accrued expenses                                                609               2,534
                                                        -----------------   -----------------
NET ASSETS                                               $       651,618     $     2,718,853
                                                        =================   =================
Accumulation units outstanding                                   262,032           1,096,120
                                                        =================   =================
Unit value                                               $      2.486797     $      2.480433
                                                        =================   =================


                       See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                            PHOENIX-                           PHOENIX-ALLIANCE/  PHOENIX-ALLIANCE/
                                                            ABERDEEN           PHOENIX-AIM         BERNSTEIN       BERNSTEIN GROWTH
                                                          INTERNATIONAL       MID-CAP EQUITY     ENHANCED INDEX        + VALUE
                                                            SUBACCOUNT          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                        -----------------   -----------------  -----------------  -----------------
Investment income
     Distributions                                       $        13,192     $             -    $         2,952    $         1,841
Expenses
     Mortality and expense fees                                    6,848               4,682              2,450              3,577
     Indexing (gain) loss                                            224                 127                 64                 94
                                                        -----------------   -----------------  -----------------  -----------------
Net investment income (loss)                                       6,120              (4,809)               438             (1,830)
                                                        -----------------   -----------------  -----------------  -----------------
Net realized gain (loss) from share transactions                   7,848                  14              2,084                 22
Net realized gain distribution from Fund                               -                   -                  -                  -
Net change in unrealized appreciation (depreciation)
     on investment                                               214,036             114,193             52,806             76,618
                                                        -----------------   -----------------  -----------------  -----------------
Net gain (loss) on investment                                    221,884             114,207             54,890             76,640
Net increase (decrease) in net assets resulting from
     operations                                          $       228,004     $       109,398    $        55,328    $        74,810
                                                        =================   =================  =================  =================


                                                                                                   PHOENIX-
                                                          PHOENIX-DUFF &        PHOENIX-         ENGEMANN SMALL
                                                           PHELPS REAL          ENGEMANN           & MID-CAP       PHOENIX-GOODWIN
                                                        ESTATE SECURITIES    CAPITAL GROWTH         GROWTH           MONEY MARKET
                                                            SUBACCOUNT          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                        -----------------   -----------------  -----------------  -----------------
Investment income
     Distributions                                       $        42,732     $           172    $             -    $        10,098
Expenses
     Mortality and expense fees                                   12,297               5,300              1,011             18,050
     Indexing (gain) loss                                            401                 131                 36                 98
                                                        -----------------   -----------------  -----------------  -----------------
Net investment income (loss)                                      30,034              (5,259)            (1,047)            (8,050)
                                                        -----------------   -----------------  -----------------  -----------------
Net realized gain (loss) from share transactions                     565                  96             (2,665)                (2)
Net realized gain distribution from Fund                          56,778                   -                  -                  -
Net change in unrealized appreciation (depreciation)
     on investment                                               297,377             116,863             32,340                  1
                                                        -----------------   -----------------  -----------------  -----------------
Net gain (loss) on investment                                    354,720             116,959             29,675                 (1)
Net increase (decrease) in net assets resulting from
     operations                                          $       384,754     $       111,700    $        28,628    $        (8,051)
                                                        =================   =================  =================  =================


                                                         PHOENIX-GOODWIN     PHOENIX-GOODWIN
                                                           MULTI-SECTOR        MULTI-SECTOR      PHOENIX-JANUS      PHOENIX-KAYNE
                                                           FIXED INCOME      SHORT TERM BOND    FLEXIBLE INCOME    RISING DIVIDENDS
                                                            SUBACCOUNT        SUBACCOUNT(2)       SUBACCOUNT         SUBACCOUNT
                                                        -----------------   -----------------  -----------------  -----------------
Investment income
     Distributions                                       $        92,254     $        14,245    $        47,278    $         3,751
Expenses
     Mortality and expense fees                                   14,129               2,564             12,943              4,210
     Indexing (gain) loss                                            184                  39                107                 84
                                                        -----------------   -----------------  -----------------  -----------------
Net investment income (loss)                                      77,941              11,642             34,228               (543)
                                                        -----------------   -----------------  -----------------  -----------------
Net realized gain (loss) from share transactions                   2,284               1,073                315               (893)
Net realized gain distribution from Fund                               -                   -             45,672              4,637
Net change in unrealized appreciation (depreciation)
     on investment                                                82,000               6,505            (29,012)            67,297
                                                        -----------------   -----------------  -----------------  -----------------
Net gain (loss) on investment                                     84,284               7,578             16,975             71,041
Net increase (decrease) in net assets resulting from
     operations                                          $       162,225     $        19,220    $        51,203    $        70,498
                                                        =================   =================  =================  =================


                       See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                                          PHOENIX-KAYNE       PHOENIX-LAZARD
                                                            SMALL-CAP         INTERNATIONAL    PHOENIX-LAZARD       PHOENIX-LAZARD
                                                          QUALITY VALUE       EQUITY SELECT    SMALL CAP VALUE      U.S. MULTI-CAP
                                                            SUBACCOUNT          SUBACCOUNT         SUBACCOUNT       SUBACCOUNT(1)
                                                        -----------------   -----------------  -----------------  -----------------
Investment income
     Distributions                                       $         1,919     $        27,895    $           186    $          163
Expenses
     Mortality and expense fees                                    1,139              22,118                960                153
     Indexing (gain) loss                                             37                 636                 36                  4
                                                        -----------------   -----------------  -----------------  -----------------
Net investment income (loss)                                         743               5,141               (810)                 6
                                                        -----------------   -----------------  -----------------  -----------------
Net realized gain (loss) from share transactions                      34                 871                (63)                 1
Net realized gain distribution from Fund                             117               4,720              2,292                837
Net change in unrealized appreciation (depreciation)
     on investment                                                31,057             781,684             31,947              3,328
                                                        -----------------   -----------------  -----------------  -----------------
Net gain (loss) on investment                                     31,208             787,275             34,176              4,166
Net increase (decrease) in net assets resulting from
     operations                                          $        31,951     $       792,416    $        33,366    $         4,172
                                                        =================   =================  =================  =================


                                                           PHOENIX-LORD        PHOENIX-LORD       PHOENIX-LORD       PHOENIX-MFS
                                                           ABBETT BOND-      ABBETT LARGE-CAP   ABBETT MID-CAP     INVESTORS GROWTH
                                                            DEBENTURE             VALUE              VALUE              STOCK
                                                            SUBACCOUNT          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                        -----------------   -----------------  -----------------  -----------------
Investment income
     Distributions                                       $        14,429     $        17,874    $         3,274    $             -
Expenses
     Mortality and expense fees                                    2,444              18,619              3,220             10,484
     Indexing (gain) loss                                             41                 549                105                203
                                                        -----------------   -----------------  -----------------  -----------------
Net investment income (loss)                                      11,944              (1,294)               (51)           (10,687)
                                                        -----------------   -----------------  -----------------  -----------------
Net realized gain (loss) from share transactions                     763                 358               (218)              (198)
Net realized gain distribution from Fund                           4,865               8,687              4,030                  -
Net change in unrealized appreciation (depreciation)
     on investment                                                16,587             556,402             96,522            203,218
                                                        -----------------   -----------------  -----------------  -----------------
Net gain (loss) on investment                                     22,215             565,447            100,334            203,020
Net increase (decrease) in net assets resulting from
     operations                                          $        34,159     $       564,153    $       100,283    $       192,333
                                                        =================   =================  =================  =================


                                                                                                                  PHOENIX-NORTHERN
                                                           PHOENIX-MFS          PHOENIX-MFS     PHOENIX-NORTHERN     NASDAQ-100
                                                         INVESTORS TRUST          VALUE              DOW 30            INDEX(R)
                                                            SUBACCOUNT          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                        -----------------   -----------------  -----------------  -----------------
Investment income
     Distributions                                       $         1,285     $        23,810    $         8,475    $             -
Expenses
     Mortality and expense fees                                    1,791              11,282              4,643              2,218
     Indexing (gain) loss                                             45                 293                131                 75
                                                        -----------------   -----------------  -----------------  -----------------
Net investment income (loss)                                        (551)             12,235              3,701             (2,293)
                                                        -----------------   -----------------  -----------------  -----------------
Net realized gain (loss) from share transactions                      68                 505              3,156              8,332
Net realized gain distribution from Fund                               -                   -                  -                  -
Net change in unrealized appreciation (depreciation)
     on investment                                                40,172             274,375            123,357             67,207
                                                        -----------------   -----------------  -----------------  -----------------
Net gain (loss) on investment                                     40,240             274,880            126,513             75,539
Net increase (decrease) in net assets resulting from
     operations                                          $        39,689     $       287,115    $       130,214    $        73,246
                                                        =================   =================  =================  =================


                       See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                                                                PHOENIX-
                                                            PHOENIX-            OAKHURST           PHOENIX-        PHOENIX-SANFORD
                                                         OAKHURST GROWTH        STRATEGIC       OAKHURST VALUE     BERNSTEIN GLOBAL
                                                           AND INCOME           ALLOCATION          EQUITY              VALUE
                                                            SUBACCOUNT          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                        -----------------   -----------------  -----------------  -----------------
Investment income
     Distributions                                       $        20,336     $        24,477    $         7,879    $         3,040
Expenses
     Mortality and expense fees                                   15,503               9,691              9,302              1,750
     Indexing (gain) loss                                            421                 187                210                 52
                                                        -----------------   -----------------  -----------------  -----------------
Net investment income (loss)                                       4,412              14,599             (1,633)             1,238
                                                        -----------------   -----------------  -----------------  -----------------
Net realized gain (loss) from share transactions                      48               3,160               (337)               (16)
Net realized gain distribution from Fund                               -                   -                  -                  -
Net change in unrealized appreciation (depreciation)
     on investment                                               408,295             150,619            203,925             46,463
                                                        -----------------   -----------------  -----------------  -----------------
Net gain (loss) on investment                                    408,343             153,779            203,588             46,447
Net increase (decrease) in net assets resulting from
     operations                                          $       412,755     $       168,378    $       201,955    $        47,685
                                                        =================   =================  =================  =================


                                                         PHOENIX-SANFORD     PHOENIX-SANFORD
                                                          BERNSTEIN MID-     BERNSTEIN SMALL     PHOENIX-SENECA    PHOENIX-SENECA
                                                            CAP VALUE           CAP VALUE        MID-CAP GROWTH    STRATEGIC THEME
                                                            SUBACCOUNT          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                        -----------------   -----------------  -----------------  -----------------
Investment income
     Distributions                                       $         2,278     $             -    $             -    $             -
Expenses
     Mortality and expense fees                                    9,295               7,753              6,187              2,492
     Indexing (gain) loss                                            327                 299                152                 70
                                                        -----------------   -----------------  -----------------  -----------------
Net investment income (loss)                                      (7,344)             (8,052)            (6,339)            (2,562)
                                                        -----------------   -----------------  -----------------  -----------------
Net realized gain (loss) from share transactions                    (197)                455               (657)                22
Net realized gain distribution from Fund                          43,270              17,937                  -                  -
Net change in unrealized appreciation (depreciation)
     on investment                                               291,494             290,008            134,582             67,449
                                                        -----------------   -----------------  -----------------  -----------------
Net gain (loss) on investment                                    334,567             308,400            133,925             67,471
Net increase (decrease) in net assets resulting from
     operations                                          $       327,223     $       300,348    $       127,586    $        64,909
                                                        =================   =================  =================  =================


                                                          PHOENIX-STATE
                                                         STREET RESEARCH
                                                            SMALL-CAP        AIM V.I. CAPITAL  AIM V.I. PREMIER    ALGER AMERICAN
                                                             GROWTH            APPRECIATION          EQUITY        LEVERAGED ALLCAP
                                                            SUBACCOUNT          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                        -----------------   -----------------  -----------------  -----------------
Investment income
     Distributions                                       $             -     $             -    $           914    $             -
Expenses
     Mortality and expense fees                                    4,359              11,615              1,988              5,067
     Indexing (gain) loss                                            182                 320                 58                130
                                                        -----------------   -----------------  -----------------  -----------------
Net investment income (loss)                                      (4,541)            (11,935)            (1,132)            (5,197)
                                                        -----------------   -----------------  -----------------  -----------------
Net realized gain (loss) from share transactions                  (2,108)                 63                (27)              (398)
Net realized gain distribution from Fund                          50,611                   -                  -                  -
Net change in unrealized appreciation (depreciation)
     on investment                                               108,764             306,987             42,564            123,042
                                                        -----------------   -----------------  -----------------  -----------------
Net gain (loss) on investment                                    157,267             307,050             42,537            122,644
Net increase (decrease) in net assets resulting from
     operations                                          $       152,726     $       295,115    $        41,405    $       117,447
                                                        =================   =================  =================  =================


                       See Notes to Financial Statements


                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)


                                                                             FEDERATED HIGH
                                                         FEDERATED FUND        INCOME BOND
                                                            FOR U.S.            FUND II -
                                                           GOVERNMENT            PRIMARY             VIP             VIP GROWTH
                                                          SECURITIES II          SHARES          CONTRAFUND(R)      OPPORTUNITIES
                                                           SUBACCOUNT I        SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                        -----------------   -----------------  -----------------  -----------------
Investment income
     Distributions                                       $        72,074     $        31,162    $         1,227    $           602
Expenses
     Mortality and expense fees                                   52,966               9,491              9,804              1,658
     Indexing (gain) loss                                            300                 159                273                 46
                                                        -----------------   -----------------  -----------------  -----------------
Net investment income (loss)                                      18,808              21,512             (8,850)            (1,102)
                                                        -----------------   -----------------  -----------------  -----------------
Net realized gain (loss) from share transactions                   1,249                (147)               426               (784)
Net realized gain distribution from Fund                           9,347                   -                  -                  -
Net change in unrealized appreciation (depreciation)
     on investment                                                54,274             120,415            266,831             43,367
                                                        -----------------   -----------------  -----------------  -----------------
Net gain (loss) on investment                                     64,870             120,268            267,257             42,583
Net increase (decrease) in net assets resulting from
     operations                                          $        83,678     $       141,780    $       258,407    $        41,481
                                                        =================   =================  =================  =================


                                                                                                  TEMPLETON           TEMPLETON
                                                               VIP           MUTUAL SHARES         FOREIGN              GROWTH
                                                             GROWTH            SECURITIES         SECURITIES          SECURITIES
                                                            SUBACCOUNT         SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                        -----------------   -----------------  -----------------  -----------------
Investment income
     Distributions                                       $           905     $         5,131    $        11,780    $         6,089
Expenses
     Mortality and expense fees                                   15,949               5,822              8,157              5,522
     Indexing (gain) loss                                            449                 141                246                168
                                                        -----------------   -----------------  -----------------  -----------------
Net investment income (loss)                                     (15,493)               (832)             3,377                399
                                                        -----------------   -----------------  -----------------  -----------------
Net realized gain (loss) from share transactions                     665                   5              6,942              4,076
Net realized gain distribution from Fund                               -                   -                  -                  -
Net change in unrealized appreciation (depreciation)
      on investment                                              440,536             133,970            251,204            175,287
                                                        -----------------   -----------------  -----------------  -----------------
Net gain (loss) on investment                                    441,201             133,975            258,146            179,363
Net increase (decrease) in net assets resulting from
     operations                                          $       425,708     $       133,143    $       261,523    $       179,762
                                                        =================   =================  =================  =================


                                                         RYDEX VARIABLE       RYDEX VARIABLE     RYDEX VARIABLE       SCUDDER VIT
                                                             TRUST                TRUST           TRUST SECTOR      EAFE(R) EQUITY
                                                              JUNO                NOVA              ROTATION             INDEX
                                                          SUBACCOUNT(3)        SUBACCOUNT(4)      SUBACCOUNT(4)        SUBACCOUNT
                                                        -----------------   -----------------  -----------------  -----------------
Investment income
     Distributions                                       $             -     $             -    $             -    $         4,761
Expenses
     Mortality and expense fees                                    1,547                 329                 43              2,366
     Indexing (gain) loss                                              7                  13                  1                 59
                                                        -----------------   -----------------  -----------------  -----------------
Net investment income (loss)                                      (1,554)               (342)               (44)             2,336
                                                        -----------------   -----------------  -----------------  -----------------
Net realized gain (loss) from share transactions                     160               1,290                  1              3,002
Net realized gain distribution from Fund                               -                   -                  -                  -
Net change in unrealized appreciation (depreciation)
      on investment                                               (6,088)             11,737                857             82,612
                                                        -----------------   -----------------  -----------------  -----------------
Net gain (loss) on investment                                     (5,928)             13,027                858             85,614
Net increase (decrease) in net assets resulting from
     operations                                          $        (7,482)    $        12,685    $           814    $        87,950
                                                        =================   =================  =================  =================


                       See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)


                                                           SCUDDER VIT                                                 WANGER
                                                            EQUITY 500                           WANGER FOREIGN     INTERNATIONAL
                                                              INDEX             TECHNOLOGY           FORTY            SMALL CAP
                                                            SUBACCOUNT          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                        -----------------   -----------------  -----------------  -----------------
Investment income
     Distributions                                       $        12,675     $             -    $           358    $         1,314
Expenses
     Mortality and expense fees                                   14,563                 296              1,795             10,929
     Indexing (gain) loss                                            253                  11                 74                396
                                                        -----------------   -----------------  -----------------  -----------------
Net investment income (loss)                                      (2,141)               (307)            (1,511)           (10,011)
                                                        -----------------   -----------------  -----------------  -----------------
Net realized gain (loss) from share transactions                   2,879                (146)             1,520              1,721
Net realized gain distribution from Fund                               -                   -                  -                  -
Net change in unrealized appreciation (depreciation)
     on investment                                               383,298               9,387             69,077            485,770
                                                        -----------------   -----------------  -----------------  -----------------
Net gain (loss) on investment                                    386,177               9,241             70,597            487,491
Net increase (decrease) in net assets resulting from
     operations                                          $       384,036     $         8,934    $        69,086    $       477,480
                                                        =================   =================  =================  =================


                                                                                WANGER U.S.
                                                              WANGER             SMALLER
                                                              TWENTY            COMPANIES
                                                            SUBACCOUNT          SUBACCOUNT
                                                        -----------------   -----------------
Investment income
     Distributions                                       $             -     $             -
Expenses
     Mortality and expense fees                                    2,964              15,408
     Indexing (gain) loss                                             66                 528
                                                        -----------------   -----------------
Net investment income (loss)                                      (3,030)            (15,936)
                                                        -----------------   -----------------
Net realized gain (loss) from share transactions                     247              (1,743)
Net realized gain distribution from Fund                               -                   -
Net change in unrealized appreciation (depreciation)
     on investment                                                63,037             519,966
                                                        -----------------   -----------------
Net gain (loss) on investment                                     63,284             518,223
Net increase (decrease) in net assets resulting from
     operations                                          $        60,254     $       502,287
                                                        =================   =================









Footnotes for Statements of Operations
For the period ended December 31, 2003

(1) From inception January 27, 2003 to December 31, 2003.
(2) From inception June 18, 2003 to December 31, 2003.
(3) From inception July 1, 2003 to December 31, 2003.
(4) From inception July 7, 2003 to December 31, 2003.



                       See Notes to Financial Statements


                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003



                                                                               PHOENIX-AIM     PHOENIX-ALLIANCE/   PHOENIX-ALLIANCE/
                                                         PHOENIX-ABERDEEN         MID-CAP          BERNSTEIN          BERNSTEIN
                                                          INTERNATIONAL           EQUITY         ENHANCED INDEX     GROWTH + VALUE
                                                            SUBACCOUNT          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                        -----------------   -----------------  -----------------  -----------------
FROM OPERATIONS
     Net investment income (loss)                        $         6,120     $        (4,809)   $           438    $        (1,830)
     Net realized gain (loss)                                      7,848                  14              2,084                 22
     Net change in unrealized appreciation (depreciation)
         on investments                                          214,036             114,193             52,806             76,618
                                                        -----------------   -----------------  -----------------  -----------------
     Net increase (decrease) resulting from operations           228,004             109,398             55,328             74,810
                                                        -----------------   -----------------  -----------------  -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                        249,460             117,052            203,327             48,933
     Participant transfers                                       275,777             205,689             99,435            172,688
     Participant withdrawals                                     (42,604)+            (6,891)            (6,775)            (2,487)
                                                        -----------------   -----------------  -----------------  -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                           482,633             315,850            295,987            219,134
                                                        -----------------   -----------------  -----------------  -----------------
     Net increase (decrease) in net assets                       710,637             425,248            351,315            293,944
NET ASSETS
     Beginning of period                                         268,707             269,214             58,068            204,242
                                                        -----------------   -----------------  -----------------  -----------------
     End of period                                       $       979,344     $       694,462    $       409,383    $       498,186
                                                        =================   =================  =================  =================


                                                          PHOENIX-DUFF &
                                                           PHELPS REAL       PHOENIX-ENGEMANN  PHOENIX-ENGEMANN
                                                              ESTATE             CAPITAL        SMALL & MID-CAP    PHOENIX-GOODWIN
                                                            SECURITIES           GROWTH              GROWTH          MONEY MARKET
                                                            SUBACCOUNT          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                        -----------------   -----------------  -----------------  -----------------
FROM OPERATIONS
     Net investment income (loss)                        $        30,034     $        (5,259)   $        (1,047)   $        (8,050)
     Net realized gain (loss)                                     57,343                  96             (2,665)                (2)
     Net change in unrealized appreciation (depreciation)
         on investments                                          297,377             116,863             32,340                  1
                                                        -----------------   -----------------  -----------------  -----------------
     Net increase (decrease) resulting from operations           384,754             111,700             28,628             (8,051)
                                                        -----------------   -----------------  -----------------  -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                        727,797             777,253            121,531          5,732,606
     Participant transfers                                       627,507             256,632             66,691         (2,186,470)
     Participant withdrawals                                     (20,516)            (10,706)            (4,943)        (1,070,292)
                                                        -----------------   -----------------  -----------------  -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                         1,334,788           1,023,179            183,279          2,475,844
                                                        -----------------   -----------------  -----------------  -----------------
     Net increase (decrease) in net assets                     1,719,542           1,134,879            211,907          2,467,793
NET ASSETS
     Beginning of period                                         369,660             112,368             20,675            491,989
                                                        -----------------   -----------------  -----------------  -----------------
     End of period                                       $     2,089,202     $     1,247,247    $       232,582    $     2,959,782
                                                        =================   =================  =================  =================


                       See Notes to Financial Statements


                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)


                                                                             PHOENIX-GOODWIN
                                                         PHOENIX-GOODWIN      MULTI-SECTOR      PHOENIX-JANUS       PHOENIX-KAYNE
                                                           MULTI-SECTOR        SHORT TERM          FLEXIBLE            RISING
                                                           FIXED INCOME           BOND              INCOME            DIVIDENDS
                                                            SUBACCOUNT        SUBACCOUNT(2)       SUBACCOUNT          SUBACCOUNT
                                                        -----------------   -----------------  -----------------  -----------------
FROM OPERATIONS
     Net investment income (loss)                        $        77,941     $        11,642    $        34,228    $          (543)
     Net realized gain (loss)                                      2,284               1,073             45,987              3,744
     Net change in unrealized appreciation (depreciation)
         on investments                                           82,000               6,505            (29,012)            67,297
                                                        -----------------   -----------------  -----------------  -----------------
     Net increase (decrease) resulting from operations           162,225              19,220             51,203             70,498
                                                        -----------------   -----------------  -----------------  -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                      1,261,484             917,662            772,954             90,418
     Participant transfers                                       956,899             (31,698)         1,194,531            380,455
     Participant withdrawals                                     (83,460)             (2,828)           (63,079)           (21,417)
                                                        -----------------   -----------------  -----------------  -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                         2,134,923             883,136          1,904,406            449,456
                                                        -----------------   -----------------  -----------------  -----------------
     Net increase (decrease) in net assets                     2,297,148             902,356          1,955,609            519,954
NET ASSETS
     Beginning of period                                         186,508                   -            330,518            220,650
                                                        -----------------   -----------------  -----------------  -----------------
     End of period                                       $     2,483,656     $       902,356    $     2,286,127    $       740,604
                                                        =================   =================  =================  =================


                                                          PHOENIX-KAYNE      PHOENIX-LAZARD
                                                            SMALL-CAP         INTERNATIONAL     PHOENIX-LAZARD      PHOENIX-LAZARD
                                                             QUALITY             EQUITY           SMALL-CAP              U.S.
                                                              VALUE              SELECT              VALUE             MULTI-CAP
                                                            SUBACCOUNT          SUBACCOUNT         SUBACCOUNT        SUBACCOUNT(1)
                                                        -----------------   -----------------  -----------------  -----------------
FROM OPERATIONS
     Net investment income (loss)                        $           743     $         5,141    $          (810)   $             6
     Net realized gain (loss)                                        151               5,591              2,229                838
     Net change in unrealized appreciation (depreciation)
         on investments                                           31,057             781,684             31,947              3,328
                                                        -----------------   -----------------  -----------------  -----------------
     Net increase (decrease) resulting from operations            31,951             792,416             33,366              4,172
                                                        -----------------   -----------------  -----------------  -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                        101,028           3,177,278             60,041             19,413
     Participant transfers                                       129,612           1,434,783            151,359             20,267
     Participant withdrawals                                        (949)            (38,110)              (504)               (45)
                                                        -----------------   -----------------  -----------------  -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                           229,691           4,573,951            210,896             39,635
                                                        -----------------   -----------------  -----------------  -----------------
     Net increase (decrease) in net assets                       261,642           5,366,367            244,262             43,807
NET ASSETS
     Beginning of period                                           3,213             187,884              8,637                  -
                                                        -----------------   -----------------  -----------------  -----------------
     End of period                                       $       264,855     $     5,554,251    $       252,899    $        43,807
                                                        =================   =================  =================  =================




                       See Notes to Financial Statements


                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)


                                                                                                                    PHOENIX-MFS
                                                         PHOENIX-LORD        PHOENIX-LORD       PHOENIX-LORD         INVESTORS
                                                            ABBETT         ABBETT LARGE-CAP    ABBETT MID-CAP          GROWTH
                                                        BOND-DEBENTURE          VALUE              VALUE               STOCK
                                                          SUBACCOUNT          SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                       -----------------  ------------------  -----------------  -----------------
FROM OPERATIONS
     Net investment income (loss)                       $        11,944    $         (1,294)   $           (51)   $       (10,687)
     Net realized gain (loss)                                     5,628               9,045              3,812               (198)
     Net change in unrealized appreciation (depreciation)
         on investments                                          16,587             556,402             96,522            203,218
                                                       -----------------   -----------------  -----------------  -----------------
     Net increase (decrease) resulting from operations           34,159             564,153            100,283            192,333
                                                       -----------------   -----------------  -----------------  -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                       275,291           2,783,627            325,062          1,144,995
     Participant transfers                                      284,509           1,215,251            346,010            710,946
     Participant withdrawals                                     (4,414)            (28,517)            (4,592)           (50,197)++
                                                       -----------------   -----------------  -----------------  -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                          555,386           3,970,361            666,480          1,805,744
                                                       -----------------   -----------------  -----------------  -----------------
     Net increase (decrease) in net assets                      589,545           4,534,514            766,763          1,998,077
NET ASSETS
     Beginning of period                                          7,181             134,062             12,750            127,376
                                                       -----------------   -----------------  -----------------  -----------------
     End of period                                      $       596,726     $     4,668,576    $       779,513    $     2,125,453
                                                       =================   =================  =================  =================


                                                           PHOENIX-MFS                                            PHOENIX-NORTHERN
                                                            INVESTORS         PHOENIX-MFS      PHOENIX-NORTHERN      NASDAQ-100
                                                              TRUST              VALUE              DOW 30            INDEX(R)
                                                           SUBACCOUNT          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                       -----------------   -----------------  -----------------  -----------------
FROM OPERATIONS
     Net investment income (loss)                       $          (551)    $        12,235    $         3,701    $        (2,293)
     Net realized gain (loss)                                        68                 505              3,156              8,332
     Net change in unrealized appreciation (depreciation)
         on investments                                          40,172             274,375            123,357             67,207
                                                       -----------------   -----------------  -----------------  -----------------
     Net increase (decrease) resulting from operations           39,689             287,115            130,214             73,246
                                                       -----------------   -----------------  -----------------  -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                       114,450             591,640            382,413            257,100
     Participant transfers                                       90,192             676,920            320,108            229,542
     Participant withdrawals                                     (1,481)            (24,178)            (6,682)            (5,811)
                                                       -----------------   -----------------  -----------------  -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                          203,161           1,244,382            695,839            480,831
                                                       -----------------   -----------------  -----------------  -----------------
     Net increase (decrease) in net assets                      242,850           1,531,497            826,053            554,077
NET ASSETS
     Beginning of period                                         35,036             517,632             65,210             21,423
                                                       -----------------  -----------------   -----------------  -----------------
     End of period                                      $       277,886    $      2,049,129    $       891,263    $       575,500
                                                       =================  =================   =================  =================




                       See Notes to Financial Statements


                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)


                                                                                                                  PHOENIX-SANFORD
                                                       PHOENIX-OAKHURST    PHOENIX-OAKHURST    PHOENIX-OAKHURST      BERNSTEIN
                                                          GROWTH AND           STRATEGIC           VALUE              GLOBAL
                                                            INCOME             ALLOCATION          EQUITY              VALUE
                                                          SUBACCOUNT           SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                       -----------------   -----------------  -----------------  -----------------
FROM OPERATIONS
     Net investment income (loss)                       $         4,412     $        14,599    $        (1,633)   $         1,238
     Net realized gain (loss)                                        48               3,160               (337)               (16)
     Net change in unrealized appreciation (depreciation)
         on investments                                         408,295             150,619            203,925             46,463
                                                       -----------------   -----------------  -----------------  -----------------
     Net increase (decrease) resulting from operations          412,755             168,378            201,955             47,685
                                                       -----------------   -----------------  -----------------  -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                     1,853,344             928,109            542,568             37,670
     Participant transfers                                      903,115             561,535            535,065             90,243
     Participant withdrawals                                   (40,700)            (16,773)           (55,727)           (23,728)
                                                       -----------------   -----------------  -----------------  -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                        2,715,759           1,472,871          1,021,906            104,185
                                                       -----------------   -----------------  -----------------  -----------------
     Net increase (decrease) in net assets                    3,128,514           1,641,249          1,223,861            151,870
NET ASSETS
     Beginning of period                                        248,629             176,043            351,318            105,136
                                                       -----------------   -----------------  -----------------  -----------------
     End of period                                      $     3,377,143     $     1,817,292    $     1,575,179    $       257,006
                                                       =================   =================  =================  =================


                                                        PHOENIX-SANFORD     PHOENIX-SANFORD
                                                           BERNSTEIN           BERNSTEIN       PHOENIX-SENECA      PHOENIX-SENECA
                                                            MID-CAP            SMALL-CAP           MID-CAP            STRATEGIC
                                                             VALUE               VALUE             GROWTH               THEME
                                                           SUBACCOUNT          SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                       -----------------   -----------------  -----------------  -----------------
FROM OPERATIONS
     Net investment income (loss)                       $        (7,344)    $        (8,052)   $        (6,339)   $        (2,562)
     Net realized gain (loss)                                    43,073              18,392               (657)                22
     Net change in unrealized appreciation (depreciation)
         on investments                                         291,494             290,008            134,582             67,449
                                                       -----------------   -----------------  -----------------  -----------------
     Net increase (decrease) resulting from operations          327,223             300,348            127,586             64,909
                                                       -----------------   -----------------  -----------------  -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                       366,358             269,454            290,013            229,098
     Participant transfers                                      379,872             332,092            264,273             91,232
     Participant withdrawals                                    (26,075)            (38,096)           (24,256)            (1,949)
                                                       -----------------   -----------------  -----------------  -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                          720,155             563,450            530,030            318,381
                                                       -----------------   -----------------  -----------------  -----------------
     Net increase (decrease) in net assets                    1,047,378             863,798            657,616            383,290
NET ASSETS
     Beginning of period                                        441,393             372,456            276,859             36,318
                                                       -----------------   -----------------  -----------------  -----------------
     End of period                                      $     1,488,771     $     1,236,254    $       934,475    $       419,608
                                                       =================   =================  =================  =================


                       See Notes to Financial Statements


                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)


                                                         PHOENIX-STATE
                                                        STREET RESEARCH                            AIM V.I.       ALGER AMERICAN
                                                           SMALL-CAP         AIM V.I. CAPITAL      PREMIER           LEVERAGED
                                                             GROWTH            APPRECIATION         EQUITY             ALLCAP
                                                           SUBACCOUNT          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                       -----------------   -----------------  -----------------  -----------------
FROM OPERATIONS
     Net investment income (loss)                       $        (4,541)    $       (11,935)   $        (1,132)   $        (5,197)
     Net realized gain (loss)                                    48,503                  63                (27)              (398)
     Net change in unrealized appreciation (depreciation)
         on investments                                         108,764             306,987             42,564            123,042
                                                       -----------------   -----------------  -----------------  -----------------
     Net increase (decrease) resulting from operations          152,726             295,115             41,405            117,447
                                                       -----------------   -----------------  -----------------  -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                       563,751           1,364,844            165,456            365,706
     Participant transfers                                      230,287             754,780            111,484            276,969
     Participant withdrawals                                     (5,990)            (24,297)           (15,567)           (18,898)
                                                       -----------------   -----------------  -----------------  -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                          788,048           2,095,327            261,373            623,777
                                                       -----------------   -----------------  -----------------  -----------------
     Net increase (decrease) in net assets                      940,774           2,390,442            302,778            741,224
NET ASSETS
     Beginning of period                                         31,178             149,906             32,818            191,232
                                                       -----------------   -----------------  -----------------  -----------------
     End of period                                      $       971,952     $      2,540,348   $       335,596    $       932,456
                                                       =================   =================  =================  =================


                                                                            FEDERATED HIGH
                                                         FEDERATED FUND       INCOME BOND
                                                            FOR U.S.           FUND II --
                                                           GOVERNMENT           PRIMARY              VIP             VIP GROWTH
                                                         SECURITIES II         SHARES          CONTRAFUND(R)      OPPORTUNITIES
                                                          SUBACCOUNT          SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                       -----------------   -----------------  -----------------  -----------------
FROM OPERATIONS
     Net investment income (loss)                       $        18,808     $         21,512   $        (8,850)   $        (1,102)
     Net realized gain (loss)                                    10,596                (147)               426               (784)
     Net change in unrealized appreciation (depreciation)
         on investments                                          54,274             120,415            266,831             43,367
                                                       -----------------   -----------------  -----------------  -----------------
     Net increase (decrease) resulting from operations           83,678             141,780            258,407             41,481
                                                       -----------------   -----------------  -----------------  -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                     5,415,078             799,571            621,342            146,216
     Participant transfers                                    3,801,943             505,219            787,623            102,047
     Participant withdrawals                                   (198,469)            (31,560)           (17,657)           (17,526)
                                                       -----------------   -----------------  -----------------  -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                        9,018,552           1,273,230          1,391,308            230,737
                                                       -----------------   -----------------  -----------------  -----------------
     Net increase (decrease) in net assets                    9,102,230           1,415,010          1,649,715            272,218
NET ASSETS
     Beginning of period                                      1,165,076             366,449            211,318             54,882
                                                       -----------------   -----------------  -----------------  -----------------
     End of period                                      $    10,267,306     $     1,781,459    $     1,861,033    $       327,100
                                                       =================   =================  =================  =================




                       See Notes to Financial Statements


                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)


                                                                                                 TEMPLETON           TEMPLETON
                                                               VIP           MUTUAL SHARES        FOREIGN              GROWTH
                                                             GROWTH           SECURITIES         SECURITIES          SECURITIES
                                                           SUBACCOUNT         SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                       -----------------   -----------------  -----------------  -----------------
FROM OPERATIONS
     Net investment income (loss)                       $       (15,493)    $          (832)   $         3,377    $           399
     Net realized gain (loss)                                       665                   5              6,942              4,076
     Net change in unrealized appreciation (depreciation)
         on investments                                         440,536             133,970            251,204            175,287
                                                       -----------------   -----------------  -----------------  -----------------
     Net increase (decrease) resulting from operations          425,708             133,143            261,523            179,762
                                                       -----------------   -----------------  -----------------  -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                     1,781,025             290,078            431,477                  -
     Participant transfers                                      878,624             308,419            415,661            901,707
     Participant withdrawals                                    (18,725)            (22,601)           (19,758)                 -
                                                       -----------------   -----------------  -----------------  -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                        2,640,924             575,896            827,380            901,707
                                                       -----------------   -----------------  -----------------  -----------------
     Net increase (decrease) in net assets                    3,066,632             709,039          1,088,903          1,081,469
NET ASSETS
     Beginning of period                                        333,120             227,305            318,670            171,958
                                                       -----------------   -----------------  -----------------  -----------------
     End of period                                      $     3,399,752     $       936,344    $     1,407,573    $     1,253,427
                                                       =================   =================  =================  =================


                                                        RYDEX VARIABLE      RYDEX VARIABLE     RYDEX VARIABLE        SCUDDER VIT
                                                             TRUST               TRUST          TRUST SECTOR       EAFE(R) EQUITY
                                                             JUNO                NOVA             ROTATION             INDEX
                                                         SUBACCOUNT(3)       SUBACCOUNT(4)      SUBACCOUNT(4)        SUBACCOUNT
                                                       -----------------   -----------------  -----------------  -----------------
FROM OPERATIONS
     Net investment income (loss)                       $        (1,554)    $          (342)   $           (44)   $         2,336
     Net realized gain (loss)                                       160               1,290                  1              3,002
     Net change in unrealized appreciation (depreciation)
         on investments                                          (6,088)             11,737                857             82,612
                                                       -----------------   -----------------  -----------------  -----------------
     Net increase (decrease) resulting from operations           (7,482)             12,685                814             87,950
                                                       -----------------   -----------------  -----------------  -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                       139,941              47,314             23,754            102,153
     Participant transfers                                      391,722              60,980              6,050            230,225
     Participant withdrawals                                     (1,369)                  -                (20)            (6,518)
                                                       -----------------   -----------------  -----------------  -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                          530,294             108,294             29,784            325,860
                                                       -----------------   -----------------  -----------------  -----------------
     Net increase (decrease) in net assets                      522,812             120,979             30,598            413,810
NET ASSETS
     Beginning of period                                              -                   -                  -             42,101
                                                       -----------------   -----------------  -----------------  -----------------
     End of period                                      $       522,812     $       120,979    $        30,598    $       455,911
                                                       =================   =================  =================  =================




                       See Notes to Financial Statements


                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)



                                                           SCUDDER VIT                                                WANGER
                                                           EQUITY 500                          WANGER FOREIGN      INTERNATIONAL
                                                             INDEX             TECHNOLOGY           FORTY            SMALL CAP
                                                           SUBACCOUNT          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                       -----------------   -----------------  -----------------  -----------------
FROM OPERATIONS
     Net investment income (loss)                       $        (2,141)    $          (307)   $        (1,511)   $       (10,011)
     Net realized gain (loss)                                     2,879                (146)             1,520              1,721
     Net change in unrealized appreciation (depreciation)
         on investments                                         383,298               9,387             69,077            485,770
                                                       -----------------   -----------------  -----------------  -----------------
     Net increase (decrease) resulting from operations          384,036               8,934             69,086            477,480
                                                       -----------------   -----------------  -----------------  -----------------
FROM ACCUMULATION UNIT TRANSACTIONS

     Participant deposits                                     1,097,558              23,851             51,726          1,253,948
     Participant transfers                                      645,404              12,555             94,422            459,488
     Participant withdrawals                                    (21,803)             (1,717)           (16,527)           (31,263)
                                                       -----------------   -----------------  -----------------  -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                        1,721,159              34,689            129,621          1,682,173
                                                       -----------------   -----------------  -----------------  -----------------
     Net increase (decrease) in net assets                    2,105,195              43,623            198,707          2,159,653
NET ASSETS
     Beginning of period                                        324,164               9,916             91,305            254,770
                                                       -----------------   -----------------  -----------------  -----------------
     End of period                                      $     2,429,359     $        53,539    $       290,012    $     2,414,423
                                                       =================   =================  =================  =================


                                                                              WANGER U.S.
                                                             WANGER             SMALLER
                                                             TWENTY            COMPANIES
                                                           SUBACCOUNT          SUBACCOUNT
                                                       -----------------  ------------------
FROM OPERATIONS
     Net investment income (loss)                       $        (3,030)    $       (15,936)
     Net realized gain (loss)                                       247              (1,743)
     Net change in unrealized appreciation (depreciation)
         on investments                                          63,037             519,966
                                                       -----------------   -----------------
     Net increase (decrease) resulting from operations           60,254             502,287
                                                       -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                       232,466             946,826
     Participant transfers                                      316,013             787,669
     Participant withdrawals                                     (9,828)            (50,143)
                                                       -----------------   -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                          538,651           1,684,352
                                                       -----------------   -----------------
     Net increase (decrease) in net assets                      598,905           2,186,639
NET ASSETS
     Beginning of period                                         52,713             532,214
                                                       -----------------   -----------------
     End of period                                      $       651,618         $ 2,718,853
                                                       =================   =================




+ Participant transfers include net assets transferred in from Aberdeen New Asia on February 7, 2003.
++ Participant transfers include net assets transferred in from MFS Investors
   Growth and Van Kampen Focus Equity on February 14, 2003.

Footnotes for Statements of Changes in Net Assets
For the period ended December 31, 2003

(1) From inception January 27, 2003 to December 31, 2003.
(2) From inception June 18, 2003 to December 31, 2003.
(3) From inception July 1, 2003 to December 31, 2003.
(4) From inception July 7, 2003 to December 31, 2003.


                       See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002


                                                                                                                      PHOENIX-
                                                            PHOENIX-            PHOENIX-         PHOENIX-AIM          ALLIANCE/
                                                            ABERDEEN            ABERDEEN            MID-CAP          BERNSTEIN
                                                          INTERNATIONAL         NEW ASIA            EQUITY          GROWTH + VALUE
                                                          SUBACCOUNT(4)       SUBACCOUNT(4)      SUBACCOUNT(4)      SUBACCOUNT(4)
                                                       -----------------   -----------------  -----------------  -----------------
 FROM OPERATIONS
    Net investment income (loss)                       $          1,200     $           342    $          (775)   $           455
    Net realized gain (loss)                                       (637)                  6                 28                 (4)
    Net unrealized appreciation (depreciation)                   (4,302)               (959)            10,509             10,461
                                                       -----------------   -----------------  -----------------  -----------------
    Net increase (decrease) resulting from operations            (3,739)               (611)             9,762             10,912
                                                       -----------------   -----------------  -----------------  -----------------
 FROM ACCUMULATION UNIT TRANSACTIONS
    Participant deposits                                        212,438               9,539            217,019            150,615
    Participant transfers                                        57,375              12,664             42,465             42,790
    Participant withdrawals                                       2,633               3,079                (32)               (75)
                                                       -----------------   -----------------  -----------------  -----------------
    Net increase (decrease) in net assets resulting
      from participant transactions                             272,446              25,282            259,452            193,330
                                                       -----------------   -----------------  -----------------  -----------------
    Net increase (decrease) in net assets                       268,707              24,671            269,214            204,242
 NET ASSETS
    Beginning of period                                               -                   -                  -                  -
                                                       -----------------   -----------------  -----------------  -----------------
    End of period                                      $        268,707     $        24,671    $       269,214    $       204,242
                                                       =================   =================  =================  =================

                                                                               PHOENIX-        PHOENIX-DUFF &
                                                                               DEUTSCHE         PHELPS REAL          PHOENIX-
                                                           PHOENIX-           NASDAQ-100           ESTATE            ENGEMANN
                                                       DEUTSCHE DOW 30          INDEX(R)         SECURITIES       CAPITAL GROWTH
                                                        SUBACCOUNT(4)        SUBACCOUNT(12)     SUBACCOUNT(4)      SUBACCOUNT(4)
                                                       -----------------   -----------------  -----------------  -----------------
 FROM OPERATIONS
    Net investment income (loss)                       $            308     $           (41)   $         3,471    $          (329)
    Net realized gain (loss)                                          6                   -              2,032                141
    Net unrealized appreciation (depreciation)                   (1,070)               (240)            (1,442)              (407)
                                                       -----------------   -----------------  -----------------  -----------------
    Net increase (decrease) resulting from operations              (756)               (281)             4,061               (595)
                                                       -----------------   -----------------  -----------------  -----------------
 FROM ACCUMULATION UNIT TRANSACTIONS
    Participant deposits                                         28,772              10,102            284,953             85,844
    Participant transfers                                        39,819              11,655             81,008             31,958
    Participant withdrawals                                      (2,625)                (53)              (362)            (4,839)
                                                       -----------------   -----------------  -----------------  -----------------
    Net increase (decrease) in net assets resulting
      from participant transactions                              65,966              21,704            365,599            112,963
                                                       -----------------   -----------------  -----------------  -----------------
    Net increase (decrease) in net assets                        65,210              21,423            369,660            112,368
 NET ASSETS
    Beginning of period                                               -                   -                  -                  -
                                                       -----------------   -----------------  -----------------  -----------------
    End of period                                      $         65,210     $        21,423    $       369,660    $       112,368
                                                       =================   =================  =================  =================


                       See Notes to Financial Statements
                                     SA-18

                       STATEMENTS OF CHANGES IN NET ASSETS
               FOR THE PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)


                                                           PHOENIX-                                PHOENIX-
                                                        ENGEMANN SMALL         PHOENIX-        GOODWIN MULTI-
                                                          & MID-CAP          GOODWIN MONEY         SECTOR        PHOENIX-HOLLISTER
                                                           GROWTH               MARKET          FIXED INCOME       VALUE EQUITY
                                                         SUBACCOUNT(4)       SUBACCOUNT(2)      SUBACCOUNT(1)      SUBACCOUNT(4)
                                                       -----------------   -----------------  -----------------  -----------------
FROM OPERATIONS
   Net investment income (loss)                        $            (63)    $            18    $         2,643    $         1,327
   Net realized gain (loss)                                         126                   -                  8               (507)
   Net unrealized appreciation (depreciation)                       796                   -              3,197            (14,891)
                                                       -----------------   -----------------  -----------------  -----------------
   Net increase (decrease) resulting from operations                859                  18              5,848            (14,071)
                                                       -----------------   -----------------  -----------------  -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                          17,385             619,479             76,105            248,677
   Participant transfers                                          2,516            (127,508)           105,595            117,385
   Participant withdrawals                                          (85)                  -             (1,040)              (673)
                                                       -----------------   -----------------  -----------------  -----------------
   Net increase (decrease) in net assets resulting
     from participant transactions                               19,816             491,971            180,660            365,389
                                                       -----------------   -----------------  -----------------  -----------------
   Net increase (decrease) in net assets                         20,675             491,989            186,508            351,318
NET ASSETS
   Beginning of period                                                -                   -                  -                  -
                                                       -----------------   -----------------  -----------------  -----------------
   End of period                                       $         20,675     $       491,989    $       186,508    $       351,318
                                                       =================   =================  =================  =================

                                                         PHOENIX-J.P.
                                                        MORGAN RESEARCH      PHOENIX-JANUS      PHOENIX-JANUS      PHOENIX-KAYNE
                                                         ENHANCED INDEX     FLEXIBLE INCOME        GROWTH          LARGE-CAP CORE
                                                         SUBACCOUNT(4)       SUBACCOUNT(2)      SUBACCOUNT(4)      SUBACCOUNT(14)
                                                       -----------------   -----------------  -----------------  -----------------
FROM OPERATIONS
   Net investment income (loss)                        $            102     $         4,493    $          (313)   $          (331)
   Net realized gain (loss)                                           -               1,104               (129)               (12)
   Net unrealized appreciation (depreciation)                    (1,684)              2,836             (2,885)              (520)
                                                       -----------------   -----------------  -----------------  -----------------
   Net increase (decrease) resulting from operations             (1,582)              8,433             (3,327)              (863)
                                                       -----------------   -----------------  -----------------  -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                          40,847             182,794             93,977            219,772
   Participant transfers                                         18,847             139,646             36,738              1,741
   Participant withdrawals                                          (44)               (355)               (12)                 -
                                                       -----------------   -----------------  -----------------  -----------------
   Net increase (decrease) in net assets resulting
     from participant transactions                               59,650             322,085            130,703            221,513
                                                       -----------------   -----------------  -----------------  -----------------
   Net increase (decrease) in net assets                         58,068             330,518            127,376            220,650
NET ASSETS
   Beginning of period                                                -                   -                  -                  -
                                                       -----------------   -----------------  -----------------  -----------------
   End of period                                       $         58,068     $       330,518    $       127,376    $       220,650
                                                       =================   =================  =================  =================


                       See Notes to Financial Statements
                                     SA-19

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002
                                   (CONTINUED)

                                                       PHOENIX-KAYNE       PHOENIX-LAZARD                            PHOENIX-LORD
                                                         SMALL-CAP         INTERNATIONAL        PHOENIX-LAZARD       ABBETT BOND-
                                                       QUALITY VALUE       EQUITY SELECT       SMALL-CAP VALUE         DEBENTURE
                                                       SUBACCOUNT(16)       SUBACCOUNT(15)      SUBACCOUNT(13)      SUBACCOUNT(17)
                                                       -------------       --------------       -------------       --------------
FROM OPERATIONS
   Net investment income (loss)                        $          16       $         (219)      $          (8)      $         112
   Net realized gain (loss)                                       13                   (2)                  -                  11
   Net unrealized appreciation (depreciation)                    135                 (352)               (141)                 33
                                                       -------------       --------------       -------------       -------------
   Net increase (decrease) resulting from operations             164                 (573)               (149)                156
                                                       -------------       --------------       -------------       -------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits
   Participant transfers                                       2,376              167,464               3,536               3,087
   Participant withdrawals                                       690               22,323               5,273               4,074
                                                                 (17)              (1,330)                (23)               (136)
   Net increase (decrease) in net assets resulting     -------------       --------------       -------------       -------------
      from participant transactions                            3,049              188,457               8,786               7,025
                                                       -------------       --------------       -------------       -------------
   Net increase (decrease) in net assets                       3,213              187,884               8,637               7,181
NET ASSETS
   Beginning of period                                             -                    -                   -                   -
                                                       -------------       --------------       -------------       -------------
   End of period                                       $       3,213       $      187,884       $       8,637       $       7,181
                                                       =============       ==============       =============       =============

                                                        PHOENIX-LORD        PHOENIX-LORD         PHOENIX-MFS         PHOENIX-MFS
                                                       ABBETT LARGE-        ABBETT MID-           INVESTORS           INVESTORS
                                                         CAP VALUE           CAP VALUE           GROWTH STOCK           TRUST
                                                       SUBACCOUNT(13)      SUBACCOUNT(15)       SUBACCOUNT(1)        SUBACCOUNT(1)
                                                       -------------       --------------       -------------       -------------
FROM OPERATIONS
   Net investment income (loss)                        $          88       $           15       $        (140)      $          39
   Net realized gain (loss)                                       (3)                   -                  (2)                 71
   Net unrealized appreciation (depreciation)                 (1,495)                 177              (4,255)             (1,404)
                                                       -------------       --------------       -------------       -------------
   Net increase (decrease) resulting from operations          (1,410)                 192              (4,397)             (1,294)
                                                       -------------       --------------       -------------       -------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                      116,447                3,713              58,055              16,599
   Participant transfers                                      19,931                8,996              26,087              22,066
   Participant withdrawals                                      (906)                (151)               (650)             (2,335)
                                                       -------------       --------------       -------------       -------------
   Net increase (decrease) in net assets resulting
      from participant transactions                          135,472               12,558              83,492              36,330
                                                       -------------       --------------       -------------       -------------
   Net increase (decrease) in net assets                     134,062               12,750              79,095              35,036
NET ASSETS
   Beginning of period                                             -                    -                   -                   -
                                                       -------------       --------------       -------------       -------------
   End of period                                       $     134,062       $       12,750       $      79,095       $      35,036
                                                       =============       ==============       =============       =============

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002
                                   (CONTINUED)

                                                                                                  PHOENIX-            PHOENIX-
                                                                             PHOENIX-             OAKHURST             SANFORD
                                                        PHOENIX-MFS       OAKHURST GROWTH         STRATEGIC           BERNSTEIN
                                                          VALUE             AND INCOME            ALLOCATION         GLOBAL VALUE
                                                       SUBACCOUNT(4)       SUBACCOUNT(2)        SUBACCOUNT(1)        SUBACCOUNT(9)
                                                       -------------       --------------       -------------       -------------
FROM OPERATIONS
   Net investment income (loss)                        $       2,593       $          874       $       1,280       $         621
   Net realized gain (loss)                                      248                 (890)                (22)                121
   Net unrealized appreciation (depreciation)                  5,529               (8,008)                274                 732
                                                       -------------       --------------       -------------       -------------
   Net increase (decrease) resulting from operations           8,370               (8,024)              1,532               1,474
                                                       -------------       --------------       -------------       -------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                      405,956              157,986              95,548              90,411
   Participant transfers                                      91,370               96,423              78,963              13,418
   Participant withdrawals                                    11,936                2,244                   -                (167)
                                                       -------------       --------------       -------------       -------------
   Net increase (decrease) in net assets resulting
      from participant transactions                          509,262              256,653             174,511             103,662
                                                       -------------       --------------       -------------       -------------
   Net increase (decrease) in net assets                     517,632              248,629             176,043             105,136
NET ASSETS
   Beginning of period                                             -                    -                   -                   -
                                                       -------------       --------------       -------------       -------------
   End of period                                       $     517,632       $      248,629       $     176,043       $     105,136
                                                       =============       ==============       =============       =============

                                                      PHOENIX-SANFORD     PHOENIX-SANFORD       PHOENIX-SENECA      PHOENIX-SENECA
                                                       BERNSTEIN MID-     BERNSTEIN SMALL-         MID-CAP            STRATEGIC
                                                         CAP VALUE           CAP VALUE             GROWTH               THEME
                                                       SUBACCOUNT(2)       SUBACCOUNT(2)        SUBACCOUNT(4)       SUBACCOUNT(3)
                                                       -------------       --------------       -------------       -------------
FROM OPERATIONS
   Net investment income (loss)                        $       1,617       $          482       $        (825)      $         (70)
   Net realized gain (loss)                                   30,775               16,489                 (32)                 (1)
   Net unrealized appreciation (depreciation)                (13,768)              (9,900)            (14,664)             (1,462)
                                                       -------------       --------------       -------------       -------------
   Net increase (decrease) resulting from operations          18,624                7,071             (15,521)             (1,533)
                                                       -------------       --------------       -------------       -------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                      310,835              255,197             225,794              21,797
   Participant transfers                                     112,010              110,330              66,929              16,114
   Participant withdrawals                                       (76)                (142)               (343)                (60)
                                                       -------------       --------------       -------------       -------------
   Net increase (decrease) in net assets resulting
      from participant transactions                          422,769              365,385             292,380              37,851
                                                       -------------       --------------       -------------       -------------
   Net increase (decrease) in net assets                     441,393              372,456             276,859              36,318
NET ASSETS
   Beginning of period                                             -                    -                   -                   -
                                                       -------------       --------------       -------------       -------------
   End of period                                       $     441,393       $      372,456       $     276,859       $      36,318
                                                       =============       ==============       =============       =============


                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002
                                   (CONTINUED)

                                                       PHOENIX-STATE
                                                      STREET RESEARCH       PHOENIX-VAN           AIM V.I.              AIM V.I.
                                                          SMALL-CAP         KAMPEN FOCUS           CAPITAL               PREMIER
                                                           GROWTH              EQUITY           APPRECIATION            EQUITY
                                                       SUBACCOUNT(13)      SUBACCOUNT(11)        SUBACCOUNT(4)        SUBACCOUNT(7)
                                                       -------------       --------------       -------------       --------------
FROM OPERATIONS
   Net investment income (loss)                        $         (35)      $          (34)      $        (329)      $          58
   Net realized gain (loss)                                       (1)                  (4)                 (8)                 (1)
   Net unrealized appreciation (depreciation)                 (1,377)                (353)             (4,769)               (616)
                                                       -------------       --------------       -------------       -------------
   Net increase (decrease) resulting from operations          (1,413)                (391)             (5,106)               (559)
                                                       -------------       --------------       -------------       -------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                       28,917                2,450             119,064              24,216
   Participant transfers                                       4,153               10,369              36,592               9,161
   Participant withdrawals                                      (479)                (190)               (644)                  -
                                                       -------------       --------------       -------------       -------------
   Net increase (decrease) in net assets resulting
      from participant transactions                           32,591               12,629             155,012              33,377
                                                       -------------       --------------       -------------       -------------
   Net increase (decrease) in net assets                      31,178               12,238             149,906              32,818
NET ASSETS
   Beginning of period                                             -                    -                   -                   -
                                                       -------------       --------------       -------------       -------------
   End of period                                       $      31,178       $       12,238       $     149,906       $      32,818
                                                       =============       ==============       =============       =============

                                                                           FEDERATED FUND         FEDERATED
                                                       ALGER AMERICAN          FOR U.S.             HIGH
                                                         LEVERAGED           GOVERNMENT          INCOME BOND             VIP
                                                          ALLCAP            SECURITIES II          FUND II           CONTRAFUND(R)
                                                       SUBACCOUNT(5)        SUBACCOUNT(2)       SUBACCOUNT(4)        SUBACCOUNT(2)
                                                       --------------      --------------       -------------       --------------
FROM OPERATIONS
   Net investment income (loss)                        $        (570)      $       (2,099)     $       (1,045)      $        (400)
   Net realized gain (loss)                                      (32)                  (8)                 84                 (24)
   Net unrealized appreciation (depreciation)                (13,010)              17,596              11,493              (1,371)
                                                       -------------       --------------       -------------       -------------
   Net increase (decrease) resulting from operations         (13,612)              15,489              10,532              (1,795)
                                                       -------------       --------------       -------------       -------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                      175,790              697,275             316,492             114,999
   Participant transfers                                      29,069              454,296              39,428              98,124
   Participant withdrawals                                       (15)              (1,984)                 (3)                (10)
                                                       -------------       --------------       -------------       -------------
   Net increase (decrease) in net assets resulting
      from participant transactions                          204,844            1,149,587             355,917             213,113
                                                       -------------       --------------       -------------       -------------
   Net increase (decrease) in net assets                     191,232            1,165,076             366,449             211,318
NET ASSETS
   Beginning of period                                             -                    -                   -                   -
                                                       -------------       --------------       -------------       -------------
   End of period                                       $     191,232       $    1,165,076       $     366,449       $     211,318
                                                       =============       ==============       =============       =============

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002
                                   (CONTINUED)


                                                                                                                       TEMPLETON
                                                        VIP GROWTH                              MUTUAL SHARES           FOREIGN
                                                       OPPORTUNITIES        VIP GROWTH            SECURITIES          SECURITIES
                                                       SUBACCOUNT(6)       SUBACCOUNT(2)        SUBACCOUNT(4)        SUBACCOUNT(4)
                                                       -------------       --------------        -------------       -------------
FROM OPERATIONS
   Net investment income (loss)                        $        (155)      $         (873)      $        (590)      $        (809)
   Net realized gain (loss)                                     (103)                 (22)                (32)               (388)
   Net unrealized appreciation (depreciation)                 (1,786)               1,032                (336)              4,379
                                                       -------------       --------------       -------------       -------------
   Net increase (decrease) resulting from operations          (2,044)                 137                (958)              3,182
                                                       -------------       --------------       -------------       -------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                       34,664              260,493             163,419             265,163
   Participant transfers                                      22,410               73,402              67,368              50,697
   Participant withdrawals                                      (148)                (912)             (2,524)               (372)
                                                       -------------       --------------       -------------       -------------
   Net increase (decrease) in net assets resulting
      from participant transactions                           56,926              332,983             228,263             315,488
                                                       -------------       --------------       -------------       -------------
   Net increase (decrease) in net assets                      54,882              333,120             227,305             318,670
NET ASSETS
   Beginning of period                                             -                    -                   -                   -
                                                       -------------       --------------       -------------       -------------
   End of period                                       $      54,882       $      333,120       $     227,305       $     318,670
                                                       =============       ==============       =============       =============

                                                         TEMPLETON           SCUDDER VIT         SCUDDER VIT
                                                          GROWTH           EAFE(R) EQUITY         EQUITY 500
                                                        SECURITIES             INDEX                INDEX            TECHNOLOGY
                                                       SUBACCOUNT(4)       SUBACCOUNT(8)         SUBACCOUNT(4)       SUBACCOUNT(9)
                                                       -------------       --------------       -------------       -------------
FROM OPERATIONS
   Net investment income (loss)                        $        (358)      $          584       $       2,814       $         (25)
   Net realized gain (loss)                                     (197)                  (1)                136                  (1)
   Net unrealized appreciation (depreciation)                 (4,613)              (1,247)             (8,444)                608
                                                       -------------       --------------       -------------       -------------
   Net increase (decrease) resulting from operations          (5,168)                (664)             (5,494)                582
                                                       -------------       --------------       -------------       -------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                      193,310               17,510             281,813               7,152
   Participant transfers                                           -               25,330              48,486               2,182
   Participant withdrawals                                   (16,184)                 (75)               (641)                  -
                                                       -------------       --------------       -------------       -------------
   Net increase (decrease) in net assets resulting
      from participant transactions                          177,126               42,765             329,658               9,334
                                                       -------------       --------------       -------------       -------------
   Net increase (decrease) in net assets                     171,958               42,101             324,164               9,916
NET ASSETS
   Beginning of period                                             -                    -                   -                   -
                                                       -------------       --------------       -------------       -------------
   End of period                                       $     171,958       $       42,101       $     324,164       $       9,916
                                                       =============       ==============       =============       =============

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002
                                   (CONTINUED)

                                                           WANGER              WANGER                                WANGER U.S.
                                                          FOREIGN          INTERNATIONAL                              SMALLER
                                                           FORTY              SMALL CAP          WANGER TWENTY        COMPANIES
                                                       SUBACCOUNT(10)       SUBACCOUNT(2)        SUBACCOUNT(4)      SUBACCOUNT(1)
                                                       -------------     ----------------       -------------      --------------
FROM OPERATIONS
   Net investment income (loss)                        $        (295)      $         (564)      $        (108)      $      (1,411)
   Net realized gain (loss)                                       (1)                   1                  15                 (45)
   Net unrealized appreciation (depreciation)                   (973)               2,176                 480              18,290
                                                       -------------       --------------       -------------       -------------
   Net increase (decrease) resulting from operations          (1,269)               1,613                 387              16,834
                                                       -------------       --------------       -------------       -------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                       88,838              160,611              27,920             371,552
   Participant transfers                                       3,827               93,762              25,256             145,291
   Participant withdrawals                                       (91)              (1,216)               (850)             (1,463)
                                                       -------------       --------------       -------------       -------------
   Net increase (decrease) in net assets resulting
      from participant transactions                           92,574              253,157              52,326             515,380
                                                       -------------       --------------       -------------       -------------
   Net increase (decrease) in net assets                      91,305              254,770              52,713             532,214
NET ASSETS
   Beginning of period                                             -                    -                   -                   -
                                                       -------------       --------------       -------------       -------------
   End of period                                       $      91,305       $      254,770       $      52,713       $     532,214
                                                       =============       ==============       =============       =============



















Footnotes for Statements of Changes in Net Assets
For period ended December 31, 2002

(1) From inception June 3, 2002 to December 31, 2002.           (10) From inception August 2, 2002 to December 31, 2002.
(2) From inception June 4, 2002 to December 31, 2002.           (11) From inception August 12, 2002 to December 31, 2002.
(3) From inception June 28, 2002 to December 31, 2002.          (12) From inception August 29, 2002 to December 31, 2002.
(4) From inception July 1, 2002 to December 31, 2002.           (13) From inception September 3, 2002 to December 31, 2002.
(5) From inception July 9, 2002 to December 31, 2002.           (14) From inception September 12, 2002 to December 31, 2002.
(6) From inception July 15, 2002 to December 31, 2002.          (15) From inception October 1, 2002 to December 31, 2002.
(7) From inception July 26, 2002 to December 31, 2002.          (16) From inception October 3, 2002 to December 31, 2002.
(8) From inception July 29, 2002 to December 31, 2002.          (17) From inception November 1, 2002 to December 31, 2002.
(9) From inception August 1, 2002 to December 31, 2002.

                        See Notes to Financial Statements

               PHOENIX SPECTRUM EDGE(SM) (DEATH BENEFIT OPTION 1)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 1--ORGANIZATION

   The PHL Variable Accumulation Account (the "Account"), is a separate investment account of PHL Variable Insurance Company ("PHL Variable"). PHL Variable is an indirect, wholly-owned subsidiary of Phoenix Life Insurance Company ("Phoenix"). The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and was established December 7, 1994. The Account currently consists of 54 subaccounts that invest in shares of a specific series of a mutual fund. The mutual funds include The Phoenix Edge Series Fund, AIM Variable Insurance Funds, The Alger American Fund, Federated Insurance Series, Fidelity(R) Variable Insurance Products, Franklin Templeton Variable Insurance Products Trust, The Rydex Variable Trust, Scudder Investments VIT Funds, The Universal Institutional Funds, Inc. and Wanger Advisors Trust (collectively, the "Funds"). As of December 31, 2003, all subaccounts were available for investment.

   Each series has distinct investment objectives as outlined below. Additionally, policyholders also may direct the allocation of their investments between the Account, the Guaranteed Interest Account ("GIA") or the Market Value Adjusted Guaranteed Interest Account ("MVA").

   The investment objectives as listed below in no way conflict with the investment objectives as listed in The Phoenix Edge Series annual report. The investment objectives for all of the Funds can also be found in the various Funds' prospectuses.

------------------------------------------------------------------------------------------------------------------------
                     SERIES NAME                                             INVESTMENT OBJECTIVE
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Aberdeen International Series                   High total return consistent with reasonable risk
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity Series                       Long-term growth of capital
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series        High total return
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Alliance/Bernstein Growth + Value Series        Long-term capital growth
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series     Capital appreciation and income with approximately equal
                                                        emphasis
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Engemann Capital Growth Series                  Intermediate and long-term growth of capital appreciation with income as a secondary consideration
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth Series          Long-term growth of capital
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Goodwin Money Market Series                     As high a level of current income as is consistent with the preservation of capital and maintenance of liquidity
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series        Long-term total return
------------------------------------------------------- ----------------------------------------------------------------
                                                        To provide high current income while attempting to limit changes
Phoenix-Goodwin Multi-Sector Short Term Bond Series     in the series' net asset value per share caused by interest rate changes
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Janus Flexible Income Series                    Maximum total return consistent with the preservation of
                                                        capital
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                   Long-term capital appreciation with dividend income as a
                                                        secondary consideration
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series            Long-term capital appreciation with dividend income as a
                                                        secondary consideration
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Lazard International Equity Select Series       Long-term capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Lazard Small-Cap Value Series                   Long-term capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Lazard U.S. Multi-Cap Series                    Long-term capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture Series               High current income and long-term capital appreciation to
                                                        produce a high total return
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value Series              Capital appreciation with income as a secondary consideration
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value Series                Capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-MFS Investors Growth Stock Series               Long-term growth of capital and future income rather than
                                                        current income
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-MFS Investors Trust Series                      Long-term growth of capital; secondarily to provide reasonable current income
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-MFS Value Series                                Capital appreciation and reasonable income
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Northern Dow 30 Series                          To track the total return of the Dow Jones Industrial
                                                        Average(SM) before fund expenses
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series             To track the total return of the Nasdaq-100 Index(R) before fund expenses
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Oakhurst Growth and Income Series               Dividend growth, current income and capital appreciation
------------------------------------------------------------------------------------------------------------------------

               PHOENIX SPECTRUM EDGE(SM) (DEATH BENEFIT OPTION 1)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

------------------------------------------------------------------------------------------------------------------------
                     SERIES NAME                                             INVESTMENT OBJECTIVE
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation Series            High total return over an extended period of time consistent with prudent investment risk
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Oakhurst Value Equity Series                    Long-term capital appreciation with current income as a
                                                        secondary consideration
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Sanford Bernstein Global Value Series           Long-term capital growth through investment in equity
                                                        securities of foreign and U.S. companies
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series          Long-term capital appreciation with current income as a
                                                        secondary investment objective
------------------------------------------------------- ----------------------------------------------------------------
                                                        Long-term capital appreciation by investing primarily in
Phoenix-Sanford Bernstein Small-Cap Value Series        small-capitalization stocks that appear to be undervalued with current income as a secondary investment objective
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                    Capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                   Long-term capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-State Street Research Small-Cap Growth Series   Long-term capital growth
------------------------------------------------------- ----------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                      Growth of capital
------------------------------------------------------- ----------------------------------------------------------------
AIM V.I. Premier Equity Fund                            Long-term growth of capital with income as a secondary
                                                        objective
------------------------------------------------------- ----------------------------------------------------------------
Alger American Leveraged AllCap Portfolio               Long-term capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
Federated Fund for U.S. Government Securities II        Current income by investing primarily in a diversified
                                                        portfolio or U.S. government securities
------------------------------------------------------- ----------------------------------------------------------------
Federated High Income Bond Fund II                      High current income by investing primarily in a professionally managed, diversified portfolio of fixed income securities
------------------------------------------------------- ----------------------------------------------------------------
VIP Contrafund(R) Portfolio                             Long-term capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
VIP Growth Opportunities Portfolio                      Capital growth
------------------------------------------------------- ----------------------------------------------------------------
VIP Growth Portfolio                                    Capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
Mutual Shares Securities Fund                           Capital appreciation with income as a secondary goal
------------------------------------------------------- ----------------------------------------------------------------
Templeton Foreign Securities Fund                       Long-term capital growth
------------------------------------------------------- ----------------------------------------------------------------
Templeton Growth Securities Fund                        Long-term capital growth
------------------------------------------------------- ----------------------------------------------------------------
                                                        To provide investment results that will inversely correlate to the price movements of a benchmark for U.S. Treasury debt
Rydex Variable Trust Juno Fund                          instruments or futures contract on a specified debt
                                                        instrument. The Fund's current benchmark is the inverse of the daily price movement of the Long Treasury Bond
------------------------------------------------------- ----------------------------------------------------------------
                                                        To provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current
Rydex Variable Trust Nova Fund                          benchmark is 150% of the performance of the S&P 500(R) Index
                                                        (the "underlying index")
------------------------------------------------------- ----------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund               Long-term capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
                                                        Match the performance of the Morgan Stanley Capital
Scudder VIT EAFE(R) Equity Index Fund                   EAFE(R) Index which emphasizes stocks of companies
                                                        in major markets in Europe, Australasia and the Far East
------------------------------------------------------- ----------------------------------------------------------------
                                                        Match the performance of the Standard & Poor's 500 Composite
Scudder VIT Equity 500 Index Fund                       Stock Price Index which emphasizes stocks of large U.S.
                                                        companies
------------------------------------------------------- ----------------------------------------------------------------
Technology Portfolio                                    Long-term capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
Wanger Foreign Forty                                    Long-term growth of capital
------------------------------------------------------- ----------------------------------------------------------------
Wanger International Small Cap                          Long-term growth of capital
------------------------------------------------------- ----------------------------------------------------------------
Wanger Twenty                                           Long-term growth of capital
------------------------------------------------------- ----------------------------------------------------------------
Wanger U.S. Smaller Companies                           Long-term growth of capital
------------------------------------------------------------------------------------------------------------------------

               PHOENIX SPECTRUM EDGE(SM) (DEATH BENEFIT OPTION 1)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 2--SIGNIFICANT ACCOUNTING POLICIES

   A. VALUATION OF INVESTMENTS: Investments are made exclusively in the funds and are valued at the net asset values per share of the respective series.

   B. INVESTMENT TRANSACTIONS AND RELATED INCOME: Investment transactions are recorded on the trade date. Realized gains and losses include capital gain distributions from the funds as well as gains and losses on sales of shares in the funds determined on the LIFO (last in, first out) basis.

   C. INCOME TAXES: The Account is not a separate entity from PHL Variable and under current federal income tax law, income arising from the Account is not taxed since reserves are established equivalent to such income. Therefore, no provision for related federal taxes is required.

   D. DISTRIBUTIONS: Distributions from the Funds are recorded by each subaccount on the ex-dividend date.

   E. USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, disclosure of contingent assets and liabilities, revenues and expenses. Actual results could differ from those estimates.

   F. CONTRACTS IN PAYOUT (ANNUITIZATION) PERIOD: As of December 31, 2003, there were no contracts in the payout (annuitization) period.

                PHOENIX SPECTRUM EDGE(SM) (DEATH BENEFIT OPTION 1)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 3--PURCHASES AND PROCEEDS FROM SALES OF SHARES OF THE FUNDS
     Purchases and proceeds from sales of shares of the Funds for the period ended December 31, 2003 aggregated the following:

SUBACCOUNT                                                                 PURCHASES                              SALES
----------                                                                 ---------                              -----
THE PHOENIX EDGE SERIES FUND
----------------------------
      Phoenix-Aberdeen International Series                            $         1,338,470                    $         849,019
      Phoenix-AIM Mid-Cap Equity Series                                            338,853                               27,421
      Phoenix-Alliance/Bernstein Enhanced Index Series                             470,379                              173,613
      Phoenix-Alliance/Bernstein Growth + Value Series                             227,427                                9,842
      Phoenix-Duff & Phelps Real Estate Securities Series                        1,525,391                              102,093
      Phoenix-Engemann Capital Growth Series                                     1,032,203                               13,232
      Phoenix-Engemann Small & Mid-Cap Growth Series                               300,021                              117,592
      Phoenix-Goodwin Money Market Series                                        6,263,351                            3,792,772
      Phoenix-Goodwin Multi-Sector Fixed Income Series                           2,598,756                              383,659
      Phoenix-Goodwin Multi-Sector Short Term Bond Series                        1,082,542                              186,912
      Phoenix-Janus Flexible Income Series                                       2,412,553                              426,366
      Phoenix-Kayne Rising Dividends Series                                        499,297                               45,259
      Phoenix-Kayne Small-Cap Quality Value Series                                 233,214                                2,414
      Phoenix-Lazard International Equity Select Series                          4,680,669                               91,960
      Phoenix-Lazard Small-Cap Value Series                                        219,524                                6,914
      Phoenix-Lazard U.S. Multi-Cap Series                                          40,656                                  136
      Phoenix-Lord Abbett Bond-Debenture Series                                    855,635                              282,870
      Phoenix-Lord Abbett Large-Cap Value Series                                 4,069,633                               87,748
      Phoenix-Lord Abbett Mid-Cap Value Series                                     716,413                               45,235
      Phoenix-MFS Investors Growth Stock Series                                  1,823,570                               26,705
      Phoenix-MFS Investors Trust Series                                           208,215                                5,377
      Phoenix-MFS Value Series                                                   1,368,598                              110,528
      Phoenix-Northern Dow 30 Series                                               924,127                              223,824
      Phoenix-Northern Nasdaq-100 Index(R) Series                                  998,542                              519,543
      Phoenix-Oakhurst Growth and Income Series                                  2,767,784                               44,749
      Phoenix-Oakhurst Strategic Allocation Series                               1,737,111                              248,050
      Phoenix-Oakhurst Value Equity Series                                       1,114,875                               93,438
      Phoenix-Sanford Bernstein Global Value Series                                124,908                               19,363
      Phoenix-Sanford Bernstein Mid-Cap Value Series                               812,208                               55,244
      Phoenix-Sanford Bernstein Small-Cap Value Series                             716,331                              142,205
      Phoenix-Seneca Mid-Cap Growth Series                                         596,910                               72,594
      Phoenix-Seneca Strategic Theme Series                                        321,090                                4,901
      Phoenix-State Street Research Small-Cap Growth Series                      1,104,648                              269,657

               PHOENIX SPECTRUM EDGE(SM) (DEATH BENEFIT OPTION 1)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 3--PURCHASES AND PROCEEDS FROM SALES OF SHARES OF THE FUNDS (CONTINUED)

SUBACCOUNT                                                                 PURCHASES                              SALES
----------                                                                 ---------                              -----
AIM VARIABLE INSURANCE FUNDS -- SERIES I SHARES
-----------------------------------------------
      AIM V.I. Capital Appreciation Fund                               $         2,107,579                    $          21,963
      AIM V.I. Premier Equity Fund                                                 268,122                                7,593

THE ALGER AMERICAN FUND -- CLASS O SHARES
-----------------------------------------
      Alger American Leveraged AllCap Portfolio                                    643,256                               23,983

FEDERATED INSURANCE SERIES
--------------------------
      Federated Fund for U.S. Government Securities II                          10,149,761                            1,094,286
      Federated High Income Bond Fund II -- Primary Shares                       2,090,682                              794,680

FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- SERVICE CLASS
--------------------------------------------------------
      VIP Contrafund(R) Portfolio                                                1,463,724                               79,699
      VIP Growth Opportunities Portfolio                                           263,369                               33,498
      VIP Growth Portfolio                                                       2,669,511                               41,254

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2
---------------------------------------------------------------
      Mutual Shares Securities Fund                                                606,924                               31,176
      Templeton Foreign Securities Fund                                          1,590,916                              759,132
      Templeton Growth Securities Fund                                           1,236,006                              332,919

THE RYDEX VARIABLE TRUST
------------------------
      Rydex Variable Trust Juno Fund                                               549,094                               19,878
      Rydex Variable Trust Nova Fund                                               253,593                              145,534
      Rydex Variable Trust Sector Rotation Fund                                     29,809                                   56

SCUDDER INVESTMENTS VIT FUNDS -- CLASS A
----------------------------------------
      Scudder VIT EAFE(R) Equity Index Fund                                        607,141                              279,220
      Scudder VIT Equity 500 Index Fund                                          2,186,947                              469,597

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. -- CLASS I SHARES
---------------------------------------------------------
      Technology Portfolio                                                          39,577                                5,156

WANGER ADVISORS TRUST
---------------------
      Wanger Foreign Forty                                                         322,032                              193,745
      Wanger International Small Cap                                             1,899,215                              225,037
      Wanger Twenty                                                                556,951                               20,766
      Wanger U.S. Smaller Companies                                              2,074,715                              404,303


               PHOENIX SPECTRUM EDGE(SM) (DEATH BENEFIT OPTION 1)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 4--FINANCIAL HIGHLIGHTS
     A summary of Financial Highlights of the Account for the periods ended
     December 31, 2003 and 2002 follows:

                                                                                                          PERIOD ENDED
                                                                                                          DECEMBER 31,
                                                                                                 ------------------------------
SUBACCOUNT                                                                                           2003             2002
----------                                                                                       -------------    -------------
THE PHOENIX EDGE SERIES FUND
----------------------------
     PHOENIX-ABERDEEN INTERNATIONAL SERIES(4)
     Accumulation units outstanding                                                                   435,305          155,765
     Unit value                                                                                     $2.249781        $1.725075
     Net assets (thousands)                                                                              $979             $269
     Mortality and expense ratio                                                                        1.10%            1.10% (22)
     Net Investment income ratio                                                                        0.98%            1.85% (22)
     Total return                                                                                      30.42%          (15.60%)


     PHOENIX-AIM MID-CAP EQUITY SERIES(4)
     Accumulation units outstanding                                                                   297,798          146,363
     Unit value                                                                                     $2.331991        $1.839356
     Net assets (thousands)                                                                              $694             $269
     Mortality and expense ratio                                                                        1.10%            1.10% (22)
     Net Investment income ratio                                                                       (1.13%)          (1.12%)(22)
     Total return                                                                                      26.78%           (7.94%)


     PHOENIX-ALLIANCE/BERNSTEIN ENHANCED INDEX SERIES(4)
     Accumulation units outstanding                                                                   213,832           37,865
     Unit value                                                                                     $1.914496        $1.533525
     Net assets (thousands)                                                                              $409              $58
     Mortality and expense ratio                                                                        1.10%            1.10% (22)
     Net Investment income ratio                                                                        0.20%            0.86% (22)
     Total return                                                                                      24.84%           (9.20%)


     PHOENIX-ALLIANCE/BERNSTEIN GROWTH + VALUE SERIES(4)
     Accumulation units outstanding                                                                   264,060          134,964
     Unit value                                                                                     $1.886636        $1.513275
     Net assets (thousands)                                                                              $498             $204
     Mortality and expense ratio                                                                        1.10%            1.10% (22)
     Net Investment income ratio                                                                       (0.56%)           0.97% (22)
     Total return                                                                                      24.67%           (9.43%)


     PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES SERIES(4)
     Accumulation units outstanding                                                                   673,894          163,055
     Unit value                                                                                     $3.100192        $2.267080
     Net assets (thousands)                                                                            $2,089             $370
     Mortality and expense ratio                                                                        1.10%            1.10% (22)
     Net Investment income ratio                                                                        2.69%            5.17% (22)
     Total return                                                                                      36.75%           (3.09%)

               PHOENIX SPECTRUM EDGE(SM) (DEATH BENEFIT OPTION 1)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                          PERIOD ENDED
                                                                                                          DECEMBER 31,
                                                                                                 ------------------------------
SUBACCOUNT                                                                                           2003             2002
----------                                                                                       -------------    -------------
     PHOENIX-ENGEMANN CAPITAL GROWTH SERIES(4)
     Accumulation units outstanding                                                                   663,925           74,830
     Unit value                                                                                     $1.878601        $1.501689
     Net assets (thousands)                                                                            $1,247             $112
     Mortality and expense ratio                                                                        1.10%            1.10% (22)
     Net Investment income ratio                                                                       (1.09%)          (1.11%)(22)
     Total return                                                                                      25.10%           (4.67%)


     PHOENIX-ENGEMANN SMALL & MID-CAP GROWTH SERIES(4)
     Accumulation units outstanding                                                                   108,190           13,927
     Unit value                                                                                     $2.149750        $1.484499
     Net assets (thousands)                                                                              $233              $21
     Mortality and expense ratio                                                                        1.10%            1.10% (22)
     Net Investment income ratio                                                                       (1.14%)          (1.11%)(22)
     Total return                                                                                      44.81%           (2.51%)


     PHOENIX-GOODWIN MONEY MARKET SERIES(2)
     Accumulation units outstanding                                                                 1,480,868          245,116
     Unit value                                                                                     $1.998680        $2.007170
     Net assets (thousands)                                                                            $2,960             $492
     Mortality and expense ratio                                                                        1.10%            1.10% (22)
     Net Investment income ratio                                                                       (0.49%)           0.05% (22)
     Total return                                                                                      (0.42%)           0.08%


     PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME SERIES(1)
     Accumulation units outstanding                                                                 1,009,490           85,901
     Unit value                                                                                     $2.460310        $2.171202
     Net assets (thousands)                                                                            $2,484             $187
     Mortality and expense ratio                                                                        1.10%            1.10% (22)
     Net Investment income ratio                                                                        6.07%            7.78% (22)
     Total return                                                                                      13.32%            5.81%


     PHOENIX-GOODWIN MULTI-SECTOR SHORT TERM BOND SERIES(19)
     Accumulation units outstanding                                                                   882,052                -
     Unit value                                                                                     $1.023019                -
     Net assets (thousands)                                                                              $902                -
     Mortality and expense ratio                                                                        1.10% (22)           -
     Net Investment income ratio                                                                        4.99% (22)           -
     Total return                                                                                       1.56%                -

               PHOENIX SPECTRUM EDGE(SM) (DEATH BENEFIT OPTION 1)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                          PERIOD ENDED
                                                                                                          DECEMBER 31,
                                                                                                 ------------------------------
SUBACCOUNT                                                                                           2003             2002
----------                                                                                       -------------    -------------
     PHOENIX-JANUS FLEXIBLE INCOME SERIES(2)
     Accumulation units outstanding                                                                 1,006,839          153,160
     Unit value                                                                                     $2.270600        $2.158004
     Net assets (thousands)                                                                            $2,286             $331
     Mortality and expense ratio                                                                        1.10%            1.10% (22)
     Net Investment income ratio                                                                        2.91%            5.86% (22)
     Total return                                                                                       5.22%            6.59%


     PHOENIX-KAYNE RISING DIVIDENDS SERIES(14)
     Accumulation units outstanding                                                                   327,018          114,759
     Unit value                                                                                     $2.264717        $1.922732
     Net assets (thousands)                                                                              $741             $221
     Mortality and expense ratio                                                                        1.10%            1.10% (22)
     Net Investment income ratio                                                                       (0.14%)          (0.50%)(22)
     Total return                                                                                      17.79%           (0.46%)


     PHOENIX-KAYNE SMALL-CAP QUALITY VALUE SERIES(16)
     Accumulation units outstanding                                                                   110,687            1,597
     Unit value                                                                                     $2.392836        $2.011495
     Net assets (thousands)                                                                              $265               $3
     Mortality and expense ratio                                                                        1.10%            1.10% (22)
     Net Investment income ratio                                                                        0.72%            2.48% (22)
     Total return                                                                                      18.96%            8.26%


     PHOENIX-LAZARD INTERNATIONAL EQUITY SELECT SERIES(15)
     Accumulation units outstanding                                                                 2,268,114           98,504
     Unit value                                                                                     $2.448841        $1.907375
     Net assets (thousands)                                                                            $5,554             $188
     Mortality and expense ratio                                                                        1.10%            1.10% (22)
     Net Investment income ratio                                                                        0.26%           (1.11%)(22)
     Total return                                                                                      28.39%            5.63%


     PHOENIX-LAZARD SMALL-CAP VALUE SERIES(13)
     Accumulation units outstanding                                                                    94,413            4,431
     Unit value                                                                                     $2.678680        $1.949297
     Net assets (thousands)                                                                              $253               $9
     Mortality and expense ratio                                                                        1.10%            1.10% (22)
     Net Investment income ratio                                                                       (0.93%)          (0.57%)(22)
     Total return                                                                                      37.42%           (1.78%)

               PHOENIX SPECTRUM EDGE(SM) (DEATH BENEFIT OPTION 1)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                          PERIOD ENDED
                                                                                                          DECEMBER 31,
                                                                                                 ------------------------------
SUBACCOUNT                                                                                           2003             2002
----------                                                                                       -------------    -------------
     PHOENIX-LAZARD U.S. MULTI-CAP SERIES(18)
     Accumulation units outstanding                                                                    17,185
     Unit value                                                                                     $2.549118                -
     Net assets (thousands)                                                                               $44                -
     Mortality and expense ratio                                                                        1.10% (22)           -
     Net Investment income ratio                                                                        0.04% (22)           -
     Total return                                                                                      30.31%                -


     PHOENIX-LORD ABBETT BOND-DEBENTURE SERIES(17)
     Accumulation units outstanding                                                                   241,892            3,390
     Unit value                                                                                     $2.466916        $2.118221
     Net assets (thousands)                                                                              $597               $7
     Mortality and expense ratio                                                                        1.10%            1.10% (22)
     Net Investment income ratio                                                                        5.38%           12.81% (22)
     Total return                                                                                      16.46%            3.71%


     PHOENIX-LORD ABBETT LARGE-CAP VALUE SERIES(13)
     Accumulation units outstanding                                                                 1,833,931           67,833
     Unit value                                                                                     $2.545666        $1.976357
     Net assets (thousands)                                                                            $4,669             $134
     Mortality and expense ratio                                                                        1.10%            1.10% (22)
     Net Investment income ratio                                                                       (0.08%)           0.57% (22)
     Total return                                                                                      28.81%            1.83%


     PHOENIX-LORD ABBETT MID-CAP VALUE SERIES(15)
     Accumulation units outstanding                                                                   317,854            6,399
     Unit value                                                                                     $2.452416        $1.992257
     Net assets (thousands)                                                                              $780              $13
     Mortality and expense ratio                                                                        1.10%            1.10% (22)
     Net Investment income ratio                                                                       (0.02%)           0.79% (22)
     Total return                                                                                      23.10%            3.48%


     PHOENIX-MFS INVESTORS GROWTH STOCK SERIES(4)
     Accumulation units outstanding                                                                 1,237,201           88,600
     Unit value                                                                                     $1.717954        $1.437659
     Net assets (thousands)                                                                            $2,125             $127
     Mortality and expense ratio                                                                        1.10%            1.10% (22)
     Net Investment income ratio                                                                       (1.12%)           (1.10)(22)
     Total return                                                                                      19.50%           (7.58%)

               PHOENIX SPECTRUM EDGE(SM) (DEATH BENEFIT OPTION 1)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                          PERIOD ENDED
                                                                                                          DECEMBER 31,
                                                                                                 ------------------------------
SUBACCOUNT                                                                                           2003             2002
----------                                                                                       -------------    -------------
     PHOENIX-MFS INVESTORS TRUST SERIES(1)
     Accumulation units outstanding                                                                   144,247           22,045
     Unit value                                                                                     $1.926480        $1.589321
     Net assets (thousands)                                                                              $278              $35
     Mortality and expense ratio                                                                        1.10%            1.10% (22)
     Net Investment income ratio                                                                       (0.34%)           0.46% (22)
     Total return                                                                                      21.21%          (13.73%)


     PHOENIX-MFS VALUE SERIES(4)
     Accumulation units outstanding                                                                   949,586          296,188
     Unit value                                                                                     $2.157918        $1.747644
     Net assets (thousands)                                                                            $2,049             $518
     Mortality and expense ratio                                                                        1.10%            1.10% (22)
     Net Investment income ratio                                                                        1.19%            2.21% (22)
     Total return                                                                                      23.48%          (10.42%)


     PHOENIX-NORTHERN DOW 30 SERIES(4)
     Accumulation units outstanding                                                                   412,553           38,034
     Unit value                                                                                     $2.160357        $1.714532
     Net assets (thousands)                                                                              $891              $65
     Mortality and expense ratio                                                                        1.10%            1.10% (22)
     Net Investment income ratio                                                                        0.88%            2.15% (22)
     Total return                                                                                      26.00%           (8.16%)


     PHOENIX-NORTHERN NASDAQ-100 INDEX(R) SERIES(12)
     Accumulation units outstanding                                                                   314,679           17,244
     Unit value                                                                                     $1.828842        $1.242309
     Net assets (thousands)                                                                              $576              $21
     Mortality and expense ratio                                                                        1.10%            1.10% (22)
     Net Investment income ratio                                                                       (1.14%)          (1.09%)(22)
     Total return                                                                                      47.21%            1.96%


     PHOENIX-OAKHURST GROWTH AND INCOME SERIES(2)
     Accumulation units outstanding                                                                 1,718,387          159,481
     Unit value                                                                                     $1.965298        $1.558994
     Net assets (thousands)                                                                            $3,377             $249
     Mortality and expense ratio                                                                        1.10%            1.10% (22)
     Net Investment income ratio                                                                        0.31%            1.92% (22)
     Total return                                                                                      26.06%           (9.65%)

               PHOENIX SPECTRUM EDGE(SM) (DEATH BENEFIT OPTION 1)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                          PERIOD ENDED
                                                                                                          DECEMBER 31,
                                                                                                 ------------------------------
SUBACCOUNT                                                                                           2003             2002
----------                                                                                       -------------    -------------
     PHOENIX-OAKHURST STRATEGIC ALLOCATION SERIES(1)
     Accumulation units outstanding                                                                   865,530           99,402
     Unit value                                                                                     $2.099629        $1.771013
     Net assets (thousands)                                                                            $1,817             $176
     Mortality and expense ratio                                                                        1.10%            1.10% (22)
     Net Investment income ratio                                                                        1.66%            2.89% (22)
     Total return                                                                                      18.56%           (7.33%)


     PHOENIX-OAKHURST VALUE EQUITY SERIES(4)
     Accumulation units outstanding                                                                   807,750          220,714
     Unit value                                                                                     $1.950081        $1.591735
     Net assets (thousands)                                                                            $1,575             $351
     Mortality and expense ratio                                                                        1.10%            1.10% (22)
     Net Investment income ratio                                                                       (0.19%)           1.70% (22)
     Total return                                                                                      22.51%          (15.53%)


     PHOENIX-SANFORD BERNSTEIN GLOBAL VALUE SERIES(9)
     Accumulation units outstanding                                                                   113,463           60,957
     Unit value                                                                                     $2.265101        $1.724755
     Net assets (thousands)                                                                              $257             $105
     Mortality and expense ratio                                                                        1.10%            1.10% (22)
     Net Investment income ratio                                                                        0.78%            2.09% (22)
     Total return                                                                                      31.33%            0.36%


     PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE SERIES(2)
     Accumulation units outstanding                                                                   554,690          229,292
     Unit value                                                                                     $2.683975        $1.925028
     Net assets (thousands)                                                                            $1,489             $441
     Mortality and expense ratio                                                                        1.10%            1.10% (22)
     Net Investment income ratio                                                                       (0.87%)           1.52% (22)
     Total return                                                                                      39.43%          (13.27%)


     PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE SERIES(2)
     Accumulation units outstanding                                                                   450,950          193,305
     Unit value                                                                                     $2.741442        $1.926786
     Net assets (thousands)                                                                            $1,236             $372
     Mortality and expense ratio                                                                        1.10%            1.10% (22)
     Net Investment income ratio                                                                       (1.14%)           0.52% (22)
     Total return                                                                                      42.28%          (16.37%)

               PHOENIX SPECTRUM EDGE(SM) (DEATH BENEFIT OPTION 1)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                          PERIOD ENDED
                                                                                                          DECEMBER 31,
                                                                                                 ------------------------------
SUBACCOUNT                                                                                           2003             2002
----------                                                                                       -------------    -------------
    PHOENIX-SENECA MID-CAP GROWTH SERIES(4)
     Accumulation units outstanding                                                                   537,454          202,889
     Unit value                                                                                     $1.738708        $1.364586
     Net assets (thousands)                                                                              $934             $277
     Mortality and expense ratio                                                                        1.10%            1.10% (22)
     Net Investment income ratio                                                                       (1.13%)          (1.10%)(22)
     Total return                                                                                      27.42%          (17.75%)


     PHOENIX-SENECA STRATEGIC THEME SERIES(3)
     Accumulation units outstanding                                                                   233,685           27,458
     Unit value                                                                                     $1.795616        $1.322705
     Net assets (thousands)                                                                              $420              $36
     Mortality and expense ratio                                                                        1.10%            1.10% (22)
     Net Investment income ratio                                                                       (1.13%)          (1.10%)(22)
     Total return                                                                                      35.75%          (15.61%)


     PHOENIX-STATE STREET RESEARCH SMALL-CAP GROWTH SERIES(13)
     Accumulation units outstanding                                                                   319,023           15,524
     Unit value                                                                                     $3.046642        $2.008347
     Net assets (thousands)                                                                              $972              $31
     Mortality and expense ratio                                                                        1.10%            1.10% (22)
     Net Investment income ratio                                                                       (1.15%)          (1.07%)(22)
     Total return                                                                                      51.70%           (0.40%)


AIM VARIABLE INSURANCE FUNDS -- SERIES I SHARES
-----------------------------------------------
     AIM V.I. CAPITAL APPRECIATION FUND(4)
     Accumulation units outstanding                                                                 1,290,087           97,517
     Unit value                                                                                     $1.969129        $1.537226
     Net assets (thousands)                                                                            $2,540             $150
     Mortality and expense ratio                                                                        1.10%            1.10% (22)
     Net Investment income ratio                                                                       (1.13%)          (1.09%)(22)
     Total return                                                                                      28.10%           (9.48%)


     AIM V.I. PREMIER EQUITY FUND(7)
     Accumulation units outstanding                                                                   193,127           23,363
     Unit value                                                                                     $1.737702        $1.404710
     Net assets (thousands)                                                                              $336              $33
     Mortality and expense ratio                                                                        1.10%            1.10% (22)
     Net Investment income ratio                                                                       (0.63%)           0.84% (22)
     Total return                                                                                      23.71%            1.80%

               PHOENIX SPECTRUM EDGE(SM) (DEATH BENEFIT OPTION 1)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                          PERIOD ENDED
                                                                                                          DECEMBER 31,
                                                                                                 ------------------------------
SUBACCOUNT                                                                                           2003             2002
----------                                                                                       -------------    -------------
THE ALGER AMERICAN FUND -- CLASS O SHARES
-----------------------------------------
     ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO(5)
     Accumulation units outstanding                                                                   521,693          142,560
     Unit value                                                                                     $1.787362        $1.341411
     Net assets (thousands)                                                                              $932             $191
     Mortality and expense ratio                                                                        1.10%            1.10% (22)
     Net Investment income ratio                                                                       (1.13%)          (1.09%)(22)
     Total return                                                                                      33.24%          (13.66%)


FEDERATED INSURANCE SERIES
--------------------------
     FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II(2)
     Accumulation units outstanding                                                                 4,742,797          544,861
     Unit value                                                                                     $2.164821        $2.138300
     Net assets (thousands)                                                                           $10,267           $1,165
     Mortality and expense ratio                                                                        1.10%            1.10% (22)
     Net Investment income ratio                                                                        0.39%           (1.11%)(22)
     Total return                                                                                       1.24%            5.07%


     FEDERATED HIGH INCOME BOND FUND II -- PRIMARY SHARES(4)
     Accumulation units outstanding                                                                   738,391          183,591
     Unit value                                                                                     $2.412622        $1.996008
     Net assets (thousands)                                                                            $1,781             $366
     Mortality and expense ratio                                                                        1.10%            1.10% (22)
     Net Investment income ratio                                                                        2.49%           (1.12%)(22)
     Total return                                                                                      20.87%            2.19%


FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- SERVICE CLASS
--------------------------------------------------------
     VIP CONTRAFUND(R) PORTFOLIO(2)
     Accumulation units outstanding                                                                   797,361          114,933
     Unit value                                                                                     $2.333995        $1.838631
     Net assets (thousands)                                                                            $1,861             $211
     Mortality and expense ratio                                                                        1.10%            1.10% (22)
     Net Investment income ratio                                                                       (0.99%)          (1.10%)(22)
     Total return                                                                                      26.94%           (8.38%)


     VIP GROWTH OPPORTUNITIES PORTFOLIO(6)
     Accumulation units outstanding                                                                   162,449           34,952
     Unit value                                                                                     $2.013544        $1.570187
     Net assets (thousands)                                                                              $327              $55
     Mortality and expense ratio                                                                        1.10%            1.10% (22)
     Net Investment income ratio                                                                       (0.73%)          (1.10%)(22)
     Total return                                                                                      28.24%           (2.92%)

               PHOENIX SPECTRUM EDGE(SM) (DEATH BENEFIT OPTION 1)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                          PERIOD ENDED
                                                                                                          DECEMBER 31,
                                                                                                 ------------------------------
SUBACCOUNT                                                                                           2003             2002
----------                                                                                       -------------    -------------
     VIP GROWTH PORTFOLIO(2)
     Accumulation units outstanding                                                                 1,851,482          238,238
     Unit value                                                                                     $1.836233        $1.398265
     Net assets (thousands)                                                                            $3,400             $333
     Mortality and expense ratio                                                                        1.10%            1.10% (22)
     Net Investment income ratio                                                                       (1.07%)          (1.11%)(22)
     Total return                                                                                      31.32%          (11.44%)


FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2
---------------------------------------------------------------
     MUTUAL SHARES SECURITIES FUND(4)
     Accumulation units outstanding                                                                   421,061          126,515
     Unit value                                                                                     $2.223773        $1.796669
     Net assets (thousands)                                                                              $936             $227
     Mortality and expense ratio                                                                        1.10%            1.10% (22)
     Net Investment income ratio                                                                       (0.16%)          (1.11%)(22)
     Total return                                                                                      23.77%           (8.05%)


     TEMPLETON FOREIGN SECURITIES FUND(4)
     Accumulation units outstanding                                                                   655,164          193,951
     Unit value                                                                                     $2.148426        $1.643045
     Net assets (thousands)                                                                            $1,408             $319
     Mortality and expense ratio                                                                        1.10%            1.10% (22)
     Net Investment income ratio                                                                        0.46%           (1.12%)(22)
     Total return                                                                                      30.76%          (18.40%)


     TEMPLETON GROWTH SECURITIES FUND(4)
     Accumulation units outstanding                                                                   584,043          104,710
     Unit value                                                                                     $2.146120        $1.642228
     Net assets (thousands)                                                                            $1,253             $172
     Mortality and expense ratio                                                                        1.10%            1.10% (22)
     Net Investment income ratio                                                                        0.08%           (1.10%)(22)
     Total return                                                                                      30.68%          (15.74%)


THE RYDEX VARIABLE TRUST
------------------------
     RYDEX VARIABLE TRUST JUNO FUND(20)
     Accumulation units outstanding                                                                   496,711                -
     Unit value                                                                                     $1.052550                -
     Net assets (thousands)                                                                              $523                -
     Mortality and expense ratio                                                                        1.10% (22)           -
     Net Investment income ratio                                                                       (1.10%)(22)           -
     Total return                                                                                       3.67%                -

               PHOENIX SPECTRUM EDGE(SM) (DEATH BENEFIT OPTION 1)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                          PERIOD ENDED
                                                                                                          DECEMBER 31,
                                                                                                 ------------------------------
SUBACCOUNT                                                                                           2003             2002
----------                                                                                       -------------    -------------
     RYDEX VARIABLE TRUST NOVA FUND(21)
     Accumulation units outstanding                                                                    99,466                -
     Unit value                                                                                     $1.216288                -
     Net assets (thousands)                                                                              $121                -
     Mortality and expense ratio                                                                        1.10% (22)           -
     Net Investment income ratio                                                                       (1.14%)(22)           -
     Total return                                                                                      15.11%                -


     RYDEX VARIABLE TRUST SECTOR ROTATION FUND(21)
     Accumulation units outstanding                                                                    26,517                -
     Unit value                                                                                     $1.153868                -
     Net assets (thousands)                                                                               $31                -
     Mortality and expense ratio                                                                        1.10% (22)           -
     Net Investment income ratio                                                                       (1.13%)(22)           -
     Total return                                                                                      10.42%                -


SCUDDER INVESTMENTS VIT FUNDS -- CLASS A
----------------------------------------
     SCUDDER VIT EAFE(R) EQUITY INDEX FUND(8)
     Accumulation units outstanding                                                                   219,904           26,784
     Unit value                                                                                     $2.073239        $1.571966
     Net assets (thousands)                                                                              $456              $42
     Mortality and expense ratio                                                                        1.10%            1.10% (22)
     Net Investment income ratio                                                                        1.09%            7.30% (22)
     Total return                                                                                      31.89%           (9.07%)


     SCUDDER VIT EQUITY 500 INDEX FUND(4)
     Accumulation units outstanding                                                                 1,227,738          207,646
     Unit value                                                                                     $1.978726        $1.561139
     Net assets (thousands)                                                                            $2,429             $324
     Mortality and expense ratio                                                                        1.10%            1.10% (22)
     Net Investment income ratio                                                                       (0.16%)           3.62% (22)
     Total return                                                                                      26.75%           (8.91%)


THE UNIVERSAL INSTITUTIONAL FUNDS, INC. -- CLASS I SHARES
---------------------------------------------------------
     TECHNOLOGY PORTFOLIO(9)
     Accumulation units outstanding                                                                    36,097            9,771
     Unit value                                                                                     $1.483169        $1.014818
     Net assets (thousands)                                                                               $54              $10
     Mortality and expense ratio                                                                        1.10%            1.10% (22)
     Net Investment income ratio                                                                       (1.14%)          (1.11%)(22)
     Total return                                                                                      46.15%            0.76%

               PHOENIX SPECTRUM EDGE(SM) (DEATH BENEFIT OPTION 1)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                          PERIOD ENDED
                                                                                                          DECEMBER 31,
                                                                                                 ------------------------------
SUBACCOUNT                                                                                           2003             2002
----------                                                                                       -------------    -------------
WANGER ADVISORS TRUST
---------------------
     WANGER FOREIGN FORTY(10)
     Accumulation units outstanding                                                                   119,652           52,619
     Unit value                                                                                     $2.423793        $1.735192
     Net assets (thousands)                                                                              $290              $91
     Mortality and expense ratio                                                                        1.10%            1.10% (22)
     Net Investment income ratio                                                                       (0.93%)          (1.12%)(22)
     Total return                                                                                      39.68%           (2.24%)


     WANGER INTERNATIONAL SMALL CAP(2)
     Accumulation units outstanding                                                                   944,839          146,787
     Unit value                                                                                     $2.555378        $1.735643
     Net assets (thousands)                                                                            $2,414             $255
     Mortality and expense ratio                                                                        1.10%            1.10% (22)
     Net Investment income ratio                                                                       (1.01%)          (1.12%)(22)
     Total return                                                                                      47.23%          (18.85%)


     WANGER TWENTY(4)
     Accumulation units outstanding                                                                   262,032           27,406
     Unit value                                                                                     $2.486797        $1.923431
     Net assets (thousands)                                                                              $652              $53
     Mortality and expense ratio                                                                        1.10%            1.10% (22)
     Net Investment income ratio                                                                       (1.12%)          (1.10%)(22)
     Total return                                                                                      29.29%           (0.69%)


     WANGER U.S. SMALLER COMPANIES(1)
     Accumulation units outstanding                                                                 1,096,120          303,925
     Unit value                                                                                     $2.480433        $1.751131
     Net assets (thousands)                                                                            $2,719             $532
     Mortality and expense ratio                                                                        1.10%            1.10% (22)
     Net Investment income ratio                                                                       (1.14%)          (1.12%)(22)
     Total return                                                                                      41.65%          (15.60%)

               PHOENIX SPECTRUM EDGE(SM) (DEATH BENEFIT OPTION 1)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)










MORTALITY AND EXPENSE RATIO:
These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

NET INVESTMENT INCOME RATIO:
These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios include those expenses, such as mortality and expense charges, that are assessed against contract owner accounts through reductions in the unit values. These ratios exclude those expenses that are assessed against contract owner accounts through the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

TOTAL RETURN:
These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.

(1) From inception June 3, 2002 to December 31, 2002.         (13) From inception September 3, 2002 to December 31, 2002.
(2) From inception June 4, 2002 to December 31, 2002.         (14) From inception September 12, 2002 to December 31, 2002.
(3) From inception June 28, 2002 to December 31, 2002.        (15) From inception October 1, 2002 to December 31, 2002.
(4) From inception July 1, 2002 to December 31, 2002.         (16) From inception October 3, 2002 to December 31, 2002.
(5) From inception July 9, 2002 to December 31, 2002.         (17) From inception November 1, 2002 to December 31, 2002.
(6) From inception July 15, 2002 to December 31, 2002.        (18) From inception January 27, 2003 to December 31, 2003.
(7) From inception July 26, 2002 to December 31, 2002.        (19) From inception June 18, 2003 to December 31, 2003.
(8) From inception July 29, 2002 to December 31, 2002.        (20) From inception July 1, 2003 to December 31, 2003.
(9) From inception August 1, 2002 to December 31, 2002.       (21) From inception July 7, 2003 to December 31, 2003.
(10) From inception August 2, 2002 to December 31, 2002.      (22) Annualized.
(11) From inception August 12, 2002 to December 31, 2002.
(12) From inception August 29, 2002 to December 31, 2002.

               PHOENIX SPECTRUM EDGE(SM) (DEATH BENEFIT OPTION 1)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                                                      SUBACCOUNT
                                                      ----------------------------------------------------------------------------

                                                                                             PHOENIX-ALLIANCE/
                                                      PHOENIX-ABERDEEN       PHOENIX-AIM        BERNSTEIN        PHOENIX-ALLIANCE/
                                                       INTERNATIONAL        MID-CAP EQUITY    ENHANCED INDEX     BERNSTEIN GROWTH
                                                           SERIES               SERIES            SERIES           VALUE SERIES
                                                      -----------------  ------------------  -----------------  ------------------
Accumulation units outstanding, beginning of period            155,765             146,363             37,865             134,964
Participant deposits                                           142,438              56,947            120,149              28,225
Participant transfers                                          159,989              97,768             59,756             102,323
Participant withdrawals                                        (22,887)             (3,280)            (3,938)             (1,452)
                                                      ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                  435,305             297,798            213,832             264,060
                                                      ============================================================================


                                                        PHOENIX-DUFF &
                                                         PHELPS REAL
                                                            ESTATE        PHOENIX-ENGEMANN   PHOENIX-ENGEMANN     PHOENIX-GOODWIN
                                                          SECURITIES       CAPITAL GROWTH     SMALL & MID-CAP       MONEY MARKET
                                                            SERIES             SERIES          GROWTH SERIES           SERIES
                                                      -----------------  ------------------  -----------------  ------------------
Accumulation units outstanding, beginning of period            163,055              74,830             13,927             245,116
Participant deposits                                           280,131             443,457             67,021           2,862,610
Participant transfers                                          237,967             151,782             30,119          (1,092,385)
Participant withdrawals                                         (7,259)             (6,144)            (2,877)           (534,473)
                                                      ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                  673,894             663,925            108,190           1,480,868
                                                      ============================================================================


                                                       PHOENIX-GOODWIN    PHOENIX-GOODWIN
                                                        MULTI-SECTOR        MULTI-SECTOR       PHOENIX-JANUS      PHOENIX-KAYNE
                                                        FIXED INCOME      SHORT TERM BOND     FLEXIBLE INCOME    RISING DIVIDENDS
                                                           SERIES              SERIES              SERIES             SERIES
                                                      -----------------  ------------------  -----------------  ------------------
Accumulation units outstanding, beginning of period             85,901                   -            153,160             114,759
Participant deposits                                           545,900             913,903            344,840              43,217
Participant transfers                                          412,826             (29,025)           537,207             180,426
Participant withdrawals                                        (35,137)             (2,826)           (28,368)            (11,384)
                                                      ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                1,009,490             882,052          1,006,839             327,018
                                                      ============================================================================


                                                        PHOENIX-KAYNE     PHOENIX-LAZARD
                                                          SMALL-CAP        INTERNATIONAL      PHOENIX-LAZARD      PHOENIX-LAZARD
                                                        QUALITY VALUE      EQUITY SELECT      SMALL-CAP VALUE     U.S. MULTI-CAP
                                                            SERIES             SERIES              SERIES             SERIES
                                                      -----------------  ------------------  -----------------  ------------------
Accumulation units outstanding, beginning of period              1,597              98,504              4,431                   -
Participant deposits                                            49,966           1,501,393             25,166               8,576
Participant transfers                                           59,551             685,434             65,015               8,627
Participant withdrawals                                           (427)            (17,217)              (199)                (18)
                                                      ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                  110,687           2,268,114             94,413              17,185
                                                      ============================================================================

               PHOENIX SPECTRUM EDGE(SM) (DEATH BENEFIT OPTION 1)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)

                                                                                      SUBACCOUNT
                                                      ----------------------------------------------------------------------------

                                                         PHOENIX-LORD
                                                            ABBETT          PHOENIX-LORD       PHOENIX-LORD        PHOENIX-MFS
                                                        BOND-DEBENTURE    ABBETT LARGE-CAP    ABBETT MID-CAP     INVESTORS GROWTH
                                                            SERIES          VALUE SERIES       VALUE SERIES        STOCK SERIES
                                                      -----------------  ------------------  -----------------  ------------------
Accumulation units outstanding, beginning of period              3,390              67,833              6,399              88,600
Participant deposits                                           118,343           1,240,123            155,299             714,765
Participant transfers                                          122,002             538,187            158,150             464,893
Participant withdrawals                                         (1,843)            (12,212)            (1,994)            (31,057)
                                                      ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                  241,892           1,833,931            317,854           1,237,201
                                                      ============================================================================


                                                         PHOENIX-MFS                                             PHOENIX-NORTHERN
                                                       INVESTORS TRUST      PHOENIX-MFS       PHOENIX-NORTHERN       NASDAQ-100
                                                           SERIES           VALUE SERIES       DOW 30 SERIES      INDEX(R) SERIES
                                                      -----------------  ------------------  -----------------  ------------------
Accumulation units outstanding, beginning of period             22,045             296,188             38,034              17,244
Participant deposits                                            68,792             307,874            206,285             157,088
Participant transfers                                           54,233             357,946            171,622             143,842
Participant withdrawals                                           (823)            (12,422)            (3,388)             (3,495)
                                                      ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                  144,247             949,586            412,553             314,679
                                                      ============================================================================


                                                       PHOENIX-OAKHURST   PHOENIX-OAKHURST    PHOENIX-OAKHURST    PHOENIX-SANFORD
                                                          GROWTH AND         STRATEGIC          VALUE EQUITY      BERNSTEIN GLOBAL
                                                        INCOME SERIES     ALLOCATION SERIES        SERIES           VALUE SERIES
                                                      -----------------  ------------------  -----------------  ------------------
Accumulation units outstanding, beginning of period            159,481              99,402            220,714              60,957
Participant deposits                                         1,060,854             481,121            309,314              18,822
Participant transfers                                          521,074             293,600            310,058              46,058
Participant withdrawals                                        (23,022)             (8,593)           (32,336)            (12,374)
                                                      ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                1,718,387             865,530            807,750             113,463
                                                      ============================================================================


                                                       PHOENIX-SANFORD    PHOENIX-SANFORD
                                                          BERNSTEIN          BERNSTEIN        PHOENIX-SENECA      PHOENIX-SENECA
                                                        MID-CAP VALUE     SMALL-CAP VALUE     MID-CAP GROWTH      STRATEGIC THEME
                                                            SERIES            SERIES              SERIES              SERIES
                                                      -----------------  ------------------  -----------------  ------------------
Accumulation units outstanding, beginning of period            229,292             193,305            202,889              27,458
Participant deposits                                           159,040             123,556            178,371             147,888
Participant transfers                                          178,348             152,035            172,121              59,513
Participant withdrawals                                        (11,990)            (17,946)           (15,927)             (1,174)
                                                      ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                  554,690             450,950            537,454             233,685
                                                      ============================================================================

               PHOENIX SPECTRUM EDGE(SM) (DEATH BENEFIT OPTION 1)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)

                                                                                      SUBACCOUNT
                                                      ----------------------------------------------------------------------------

                                                        PHOENIX-STATE
                                                       STREET RESEARCH                             AIM V.I.       ALGER AMERICAN
                                                          SMALL-CAP       AIM V.I. CAPITAL     PREMIER EQUITY    LEVERAGED ALLCAP
                                                        GROWTH SERIES     APPRECIATION FUND          FUND            PORTFOLIO
                                                      -----------------  ------------------   ----------------- ------------------
Accumulation units outstanding, beginning of period             15,524              97,517              23,363            142,560
Participant deposits                                           218,852             777,564             107,840            219,592
Participant transfers                                           86,783             428,872              71,554            171,937
Participant withdrawals                                         (2,136)            (13,866)             (9,630)           (12,396)
                                                      ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                  319,023           1,290,087             193,127            521,693
                                                      ============================================================================


                                                       FEDERATED FUND      FEDERATED HIGH
                                                          FOR U.S.          INCOME BOND              VIP             VIP GROWTH
                                                         GOVERNMENT           FUND II --        CONTRAFUND(R)      OPPORTUNITIES
                                                        SECURITIES II      PRIMARY SHARES         PORTFOLIO          PORTFOLIO
                                                      -----------------  ------------------   ----------------- ------------------
Accumulation units outstanding, beginning of period            544,861             183,591             114,933             34,952
Participant deposits                                         2,517,749             361,857             304,160             81,396
Participant transfers                                        1,772,628             206,654             386,228             56,113
Participant withdrawals                                        (92,441)            (13,711)             (7,960)           (10,012)
                                                      ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                4,742,797             738,391             797,361            162,449
                                                      ============================================================================


                                                                                                  TEMPLETON
                                                          VIP GROWTH       MUTUAL SHARES           FOREIGN       TEMPLETON GROWTH
                                                          PORTFOLIO        SECURITIES FUND     SECURITIES FUND    SECURITIES FUND
                                                      -----------------  ------------------   ----------------- ------------------
Accumulation units outstanding, beginning of period            238,238             126,515             193,951            104,710
Participant deposits                                         1,079,669             147,107             235,713                  -
Participant transfers                                          544,802             158,594             235,820            479,333
Participant withdrawals                                        (11,227)            (11,155)           (10,320)                  -
                                                      ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                1,851,482             421,061             655,164            584,043
                                                      ============================================================================



                                                                                               RYDEX VARIABLE      SCUDDER VIT
                                                       RYDEX VARIABLE     RYDEX VARIABLE        TRUST SECTOR      EAFE(R) EQUITY
                                                       TRUST JUNO FUND    TRUST NOVA FUND       ROTATION FUND       INDEX FUND
                                                      -----------------  ------------------   ----------------- ------------------
Accumulation units outstanding, beginning of period                  -                   -                   -             26,784
Participant deposits                                           129,189              45,088              20,935             59,301
Participant transfers                                          368,782              54,378               5,600            137,390
Participant withdrawals                                         (1,260)                  -                 (18)            (3,571)
                                                      ------------------------------------------------------------------------------
Accumulation units outstanding, end of period                  496,711              99,466              26,517            219,904
                                                      ==============================================================================

               PHOENIX SPECTRUM EDGE(SM) (DEATH BENEFIT OPTION 1)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)

                                                                                      SUBACCOUNT
                                                      ----------------------------------------------------------------------------

                                                          SCUDDER VIT                                                 WANGER
                                                          EQUITY 500        TECHNOLOGY         WANGER FOREIGN      INTERNATIONAL
                                                          INDEX FUND         PORTFOLIO              FORTY            SMALL CAP
                                                      -----------------  ------------------   ----------------- ------------------
Accumulation units outstanding, beginning of period            207,646               9,771              52,619            146,787
Participant deposits                                           663,903              18,139              26,007            585,946
Participant transfers                                          368,144               9,373              49,864            226,548
Participant withdrawals                                        (11,955)             (1,186)             (8,838)          (14,442)
                                                      ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                1,227,738              36,097             119,652            944,839
                                                      ============================================================================


                                                                             WANGER U.S.
                                                        WANGER TWENTY     SMALLER COMPANIES
                                                      -----------------  ------------------
Accumulation units outstanding, beginning of period             27,406             303,925
Participant deposits                                           101,623             429,561
Participant transfers                                          137,055             385,277
Participant withdrawals                                         (4,052)            (22,643)
                                                      -------------------------------------
Accumulation units outstanding, end of period                  262,032           1,096,120
                                                      =====================================

                                     SA-45

               PHOENIX SPECTRUM EDGE(SM) (DEATH BENEFIT OPTION 1)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2002


                                                                                      SUBACCOUNT
                                                      ----------------------------------------------------------------------------

                                                           PHOENIX-
                                                           ABERDEEN           PHOENIX-           PHOENIX-AIM     PHOENIX-ALLIANCE/
                                                        INTERNATIONAL       ABERDEEN NEW       MID-CAP EQUITY    BERNSTEIN GROWTH
                                                            SERIES          ASIA SERIES            SERIES         + VALUE SERIES
                                                      -----------------  ------------------   ----------------- ------------------
Units outstanding, beginning of period                               -                  -                    -                  -
Participant deposits                                           122,545               5,615             123,544            107,698
Participant transfers                                           33,039               5,728              22,836             27,316
Participant withdrawals                                            181                   1                 (17)               (49)
                                                      ----------------------------------------------------------------------------
Units outstanding, end of period                               155,765              11,344             146,363            134,964
                                                      ============================================================================


                                                                                               PHOENIX-DUFF &
                                                                              PHOENIX-          PHELPS REAL          PHOENIX-
                                                           PHOENIX-           DEUTSCHE            ESTATE             ENGEMANN
                                                       DEUTSCHE DOW 30       NASDAQ-100          SECURITIES       CAPITAL GROWTH
                                                            SERIES        INDEX(R) SERIES          SERIES             SERIES
                                                      -----------------  ------------------   ----------------- ------------------
Units outstanding, beginning of period                               -                   -                   -                  -
Participant deposits                                            16,776               8,285             127,075             57,059
Participant transfers                                           21,264               9,007              36,146             20,788
Participant withdrawals                                             (6)                (48)               (166)            (3,017)
                                                      ----------------------------------------------------------------------------
Units outstanding, end of period                                38,034              17,244             163,055             74,830
                                                      ============================================================================

                                                           PHOENIX-                               PHOENIX-
                                                        ENGEMANN SMALL       PHOENIX-           GOODWIN MULTI-   PHOENIX-HOLLISTER
                                                          & MID-CAP        GOODWIN MONEY        SECTOR FIXED       VALUE EQUITY
                                                        GROWTH SERIES      MARKET SERIES        INCOME SERIES         SERIES
                                                      -----------------  ------------------   ----------------- ------------------
Units outstanding, beginning of period                               -                   -                   -                  -
Participant deposits                                            12,122             308,658              36,191            149,480
Participant transfers                                            1,943             (63,538)             50,200             71,596
Participant withdrawals                                           (138)                 (4)               (490)              (362)
                                                      ----------------------------------------------------------------------------
Units outstanding, end of period                                13,927             245,116              85,901            220,714
                                                      ============================================================================


                                                         PHOENIX-J.P.
                                                       MORGAN RESEARCH     PHOENIX-JANUS                          PHOENIX-KAYNE
                                                       ENHANCED INDEX     FLEXIBLE INCOME       PHOENIX-JANUS     LARGE-CAP CORE
                                                           SERIES             SERIES            GROWTH SERIES         SERIES
                                                      -----------------  ------------------   ----------------- ------------------
Units outstanding, beginning of period                               -                   -                   -                  -
Participant deposits                                            25,767              86,880              64,100            114,131
Participant transfers                                           12,126              66,447              24,484                628
Participant withdrawals                                            (28)               (167)                 16                  -
                                                      ----------------------------------------------------------------------------
Units outstanding, end of period                                37,865             153,160              88,600            114,759
                                                      ============================================================================

               PHOENIX SPECTRUM EDGE(SM) (DEATH BENEFIT OPTION 1)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)


                                                                                      SUBACCOUNT
                                                      ----------------------------------------------------------------------------

                                                        PHOENIX-KAYNE      PHOENIX-LAZARD                         PHOENIX-LORD
                                                          SMALL-CAP        INTERNATIONAL       PHOENIX-LAZARD      ABBETT BOND-
                                                        QUALITY VALUE      EQUITY SELECT       SMALL-CAP VALUE      DEBENTURE
                                                           SERIES              SERIES              SERIES            SERIES
                                                      -----------------  ------------------   ----------------- ------------------
Units outstanding, beginning of period                               -                   -                   -                  -
Participant deposits                                             1,265              87,412               1,876              1,495
Participant transfers                                              342              11,798               2,568              1,962
Participant withdrawals                                            (10)               (706)                (13)               (67)
                                                      ----------------------------------------------------------------------------
Units outstanding, end of period                                 1,597              98,504               4,431              3,390
                                                      ===========================================================================


                                                         PHOENIX-LORD       PHOENIX-LORD         PHOENIX-MFS       PHOENIX-MFS
                                                       ABBETT LARGE-CAP    ABBETT MID-CAP     INVESTORS GROWTH    INVESTORS TRUST
                                                         VALUE SERIES       VALUE SERIES        STOCK SERIES          SERIES
                                                      -----------------  ------------------   ----------------- ------------------
Units outstanding, beginning of period                               -                   -                   -                  -
Participant deposits                                            58,358               1,957              37,807              8,661
Participant transfers                                            9,929               4,521              16,757             13,383
Participant withdrawals                                           (454)                (79)               (435)                 1
                                                      ----------------------------------------------------------------------------
Units outstanding, end of period                                67,833               6,399              54,129             22,045
                                                      ===========================================================================


                                                                              PHOENIX-            PHOENIX-
                                                                          OAKHURST GROWTH         OAKHURST       PHOENIX-SANFORD
                                                         PHOENIX-MFS         AND INCOME           STRATEGIC      BERNSTEIN GLOBAL
                                                         VALUE SERIES          SERIES         ALLOCATION SERIES    VALUE SERIES
                                                      -----------------  ------------------   ----------------- ------------------
Units outstanding, beginning of period                               -                   -                   -                  -
Participant deposits                                           244,488              99,219              55,044             53,066
Participant transfers                                           51,643              59,945              44,268              7,981
Participant withdrawals                                             57                 317                  90                (90)
                                                      ----------------------------------------------------------------------------
Units outstanding, end of period                               296,188             159,481              99,402             60,957
                                                      ===========================================================================



                                                       PHOENIX-SANFORD    PHOENIX-SANFORD      PHOENIX-SENECA    PHOENIX-SENECA
                                                       BERNSTEIN MID-     BERNSTEIN SMALL-     MID-CAP GROWTH    STRATEGIC THEME
                                                      CAP VALUE SERIES    CAP VALUE SERIES         SERIES             SERIES
                                                      -----------------  ------------------   ----------------- ------------------
Units outstanding, beginning of period                               -                   -                   -                  -
Participant deposits                                           171,180             149,783             156,946             16,014
Participant transfers                                           58,150              56,984              46,190             11,489
Participant withdrawals                                            (38)            (13,462)               (247)               (45)
                                                      ---------------------------------------------------------------------------
Units outstanding, end of period                               229,292             193,305             202,889             27,458
                                                      ===========================================================================

               PHOENIX SPECTRUM EDGE(SM) (DEATH BENEFIT OPTION 1)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)


                                                                                      SUBACCOUNT
                                                      ----------------------------------------------------------------------------

                                                        PHOENIX-STATE
                                                       STREET RESEARCH      PHOENIX-VAN        AIM V.I. CAPITAL
                                                          SMALL-CAP         KAMPEN FOCUS        APPRECIATION     AIM V.I. PREMIER
                                                        GROWTH SERIES      EQUITY SERIES            FUND           EQUITY FUND
                                                      -----------------  ------------------   ----------------- ------------------
Units outstanding, beginning of period                               -                   -                   -                  -
Participant deposits                                            13,808               1,684              74,961             17,040
Participant transfers                                            1,949               7,205              22,966              6,323
Participant withdrawals                                           (233)               (134)               (410)                 -
                                                      ----------------------------------------------------------------------------
Units outstanding, end of period                                15,524               8,755              97,517             23,363
                                                      ============================================================================


                                                                           FEDERATED FUND
                                                       ALGER AMERICAN         FOR U.S.         FEDERATED HIGH
                                                      LEVERAGED ALLCAP       GOVERNMENT          INCOME BOND     VIP CONTRAFUND(R)
                                                         PORTFOLIO          SECURITIES II          FUND II           PORTFOLIO
                                                      -----------------  ------------------   ----------------- ------------------
Units outstanding, beginning of period                               -                   -                   -                  -
Participant deposits                                           122,481             330,619             163,242             62,091
Participant transfers                                           20,090             215,179              20,351             52,849
Participant withdrawals                                            (11)               (937)                 (2)                (7)
                                                      ----------------------------------------------------------------------------
Units outstanding, end of period                               142,560             544,861             183,591            114,933
                                                      ============================================================================


                                                         VIP GROWTH                                                 TEMPLETON
                                                        OPPORTUNITIES        VIP GROWTH         MUTUAL SHARES        FOREIGN
                                                          PORTFOLIO          PORTFOLIO         SECURITIES FUND   SECURITIES FUND
                                                      -----------------  ------------------   ----------------- ------------------
Units outstanding, beginning of period                               -                   -                   -                  -
Participant deposits                                            20,982             187,999              90,572            164,142
Participant transfers                                           14,041              50,881              37,345             30,034
Participant withdrawals                                            (71)               (642)             (1,402)              (225)
                                                      ----------------------------------------------------------------------------
Units outstanding, end of period                                34,952             238,238             126,515            193,951
                                                      ============================================================================


                                                         TEMPLETON          SCUDDER VIT         SCUDDER VIT
                                                           GROWTH         EAFE(R) EQUITY         EQUITY 500         TECHNOLOGY
                                                       SECURITIES FUND       INDEX FUND          INDEX FUND          PORTFOLIO
                                                      -----------------  ------------------   ----------------- ------------------
Units outstanding, beginning of period                               -                   -                   -                  -
Participant deposits                                           104,890              11,040             177,252              7,597
Participant transfers                                                -              15,791              30,789              2,174
Participant withdrawals                                           (180)                (47)               (395)                 -
                                                      ----------------------------------------------------------------------------
Units outstanding, end of period                               104,710              26,784             207,646              9,771
                                                      ============================================================================

               PHOENIX SPECTRUM EDGE(SM) (DEATH BENEFIT OPTION 1)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)


                                                                                      SUBACCOUNT
                                                      ----------------------------------------------------------------------------


                                                                              WANGER                               WANGER U.S.
                                                       WANGER FOREIGN     INTERNATIONAL                             SMALLER
                                                           FORTY             SMALL CAP         WANGER TWENTY       COMPANIES
                                                     -----------------  ------------------   ----------------- ------------------
Units outstanding, beginning of period                               -                   -                   -                  -
Participant deposits                                            50,503              93,242              14,635            221,187
Participant transfers                                            2,170              54,241              13,214             83,586
Participant withdrawals                                            (54)               (696)               (443)              (848)
                                                      ----------------------------------------------------------------------------
Units outstanding, end of period                                52,619             146,787              27,406            303,925
                                                      ============================================================================

               PHOENIX SPECTRUM EDGE(SM) (DEATH BENEFIT OPTION 1)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 6--FEES AND RELATED PARTY TRANSACTIONS

   PHL Variable and its affiliate, Phoenix Equity Planning Corporation ("PEPCO"), a registered broker/dealer in securities, provide all services to the Account.

   PHL Variable assumes the risk that annuitants as a class may live longer than expected (necessitating a greater number of annuity payments) and that its expenses may be higher than the deductions for such expenses. In return for the assumption of these mortality and expense risks, PHL Variable charges each subaccount the daily equivalent of .975% and .125% on an annual basis for mortality and expense risk fees and daily administrative fees, respectively.

   As compensation for administrative services provided to the Account, PHL Variable generally receives $35 per year from each contract, which is deducted on a pro-rata basis from the subaccounts or Guaranteed Interest Account in which contract/policy owners have an interest. Such costs aggregated $7,136 and $89 during the years ended December 31, 2003 and 2002, respectively.

   PEPCO is the principal underwriter and distributor for the Account.

   On surrender of a contract, contingent deferred sales charges, which vary from 0-7% depending upon the duration of each contract deposit, are deducted from proceeds and are paid to PHL Variable as reimbursement for services provided. Contingent deferred sales charges deducted and paid to PHL Variable aggregated $32,789 and $521 during the years ended December 31, 2003 and 2002, respectively.

NOTE 7--DISTRIBUTION OF NET INCOME

   The Account does not declare distributions to participants from accumulated net income. The accumulated net income is distributed to participants as part of withdrawals of amounts in the form of surrenders, death benefits, transfers or annuity payments in excess of net purchase payments.

NOTE 8--DIVERSIFICATION REQUIREMENTS

   Under the provisions of Section 817(h) of the Internal Revenue Code of 1986 (the "Code"), as amended, a variable contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a variable contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. Each subaccount is required to satisfy the requirements of Section 817(h). The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

   The Secretary of the Treasury has issued regulations under Section 817(h) of the Code. PHL Variable intends that each of the subaccounts shall comply with the diversification requirements and, in the event of any failure to comply, will take immediate corrective action to assure compliance.

NOTE 9--MERGERS

   On February 7, 2003, Aberdeen International acquired all of the net assets of Aberdeen New Asia pursuant to an Agreement and Plan of Reorganization approved by Aberdeen New Asia shareholders on January 7, 2003. The acquisition was accomplished by a tax-free exchange of 1,885,115 shares of Aberdeen International valued at $14,391,123 for 1,913,078 shares of Aberdeen New Asia outstanding on February 7, 2003. Aberdeen New Asia's net assets on that date of $14,391,123, including $618,515 of net unrealized depreciation were combined with those of Aberdeen International. The aggregate net assets of Aberdeen International immediately after the merger were $116,991,498.

   On February 14, 2003, Janus Growth acquired all of the net assets of MFS Investors Growth Stock ("Growth Stock") and Van Kampen Focus Equity ("Focus Equity") pursuant to an Agreement and Plan of reorganization approved by Growth Stock and Focus Equity shareholders on February 14, 2003. The acquisition was accomplished by a tax-free exchange of 2,496,714 shares of Janus Growth outstanding on February 14, 2003 for 782,923 shares of Growth Stock valued at $5,807,615 and 1,169,922 shares of Focus Equity valued at $6,179,826. Growth Stock's net assets of $5,807,615, including $135,964 of net unrealized depreciation and Focus Equity's net assets of $6,179,826, including $380,781 of net unrealized depreciation were combined with those of Janus Growth. The aggregate net assets of Janus Growth immediately after the merger were $63,057,943. Immediately following the merger, Janus Growth was renamed MFS Investors Growth Stock. Immediately prior to the Special Meeting of Shareholders, Phoenix Variable Advisors, Inc. ("PVA"), as authorized pursuant to an exemptive order from the Securities and Exchange Commission, replaced Janus Capital Management LLC with MFS Investment Management ("MFS") as subadvisor to the series. PVA and MFS have also agreed that they would serve as advisor and subadvisor, respectively, to the series for the same management fees as currently charged to the former Phoenix-MFS Investors Growth Stock Series. Accordingly, the annual expenses and expense cap reimbursements for the series are the same as those of the former Phoenix-MFS Investors Growth Stock Series. MFS is going to manage the series in a manner comparable with the former Phoenix-MFS Investors Growth Stock Series. As part of the reorganizations, the series has been renamed Phoenix-MFS Investors Growth Stock Series.

NOTE 10--MANAGER OF MANAGERS EXEMPTIVE ORDER

   The Phoenix Edge Series Fund ("PESF") and the investment advisor, Phoenix Variable Advisors, Inc. ("PVA"), have received an exemptive order from the Securities and Exchange Commission granting exemptions from certain provisions of the Investment Company Act of 1940, as amended, pursuant to which PVA is, subject to supervision and approval of PESF's Board of Trustees, permitted to enter into and materially amend subadvisory agreements without such agreements being approved by the shareholders of the applicable series of PESF. PESF and PVA therefore have the right to hire, terminate, or replace subadvisors without shareholder approval, including, without limitation, the replacement or reinstatement of any subadvisor with respect to which a subadvisory agreement has automatically terminated as a result of an assignment. PVA will continue to have the ultimate responsibility to oversee the subadvisors and recommend their hiring, termination and replacement.

               PHOENIX SPECTRUM EDGE(SM) (DEATH BENEFIT OPTION 1)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 11--MIXED AND SHARED FUNDING

   Shares of PESF are not directly offered to the public. Shares of PESF are currently offered through separate accounts to fund variable accumulation annuity contracts and variable universal life insurance policies issued by Phoenix Life Insurance Company ("Phoenix"), PHL Variable Insurance Company ("PHL Variable"), and Phoenix Life and Annuity Company ("PLAC"). Shares of PESF may be offered to separate accounts of other insurance companies in the future.

   The interests of variable annuity contract owners and variable life policy owners could diverge based on differences in federal and state regulatory requirements, tax laws, investment management or other unanticipated developments. PESF's Trustees currently do not foresee any such differences or disadvantages at this time. However, PESF's Trustees intend to monitor for any material conflicts and will determine what action, if any, should be taken in response to such conflicts. If such a conflict should occur, one or more separate accounts may be required to withdraw its investment in PESF or shares of another fund may be substituted.

NOTE 12--PROPOSED REORGANIZATION

   On November 11, 2003, The Board of Trustees of PESF approved a Plan of Reorganization to merge Janus Flexible Income into Goodwin Multi-Sector Fixed Income.

   If the shareholders approve the Plan of Reorganization Janus Flexible Income will transfer all or substantially all of its assets and its liabilities to Goodwin Multi-Sector Fixed Income. In exchange, shareholders of Janus Flexible Income will receive a proportional number of shares in Goodwin Multi-Sector Fixed Income. The shareholders of Janus Flexible Income must approve the Plan of Reorganization before any transaction can take place. The next meeting of the shareholders of Janus Flexible Income will be held on April 14, 2004, at which time, this matter will be submitted for a shareholder vote.

NOTE 13--OTHER

   Effective July 31, 2003, the name of the subadvisor of Northern Dow 30 and Northern Nasdaq-100 Index(R) changed to Northern Trust Investments N.A. from Northern Trust Investments, Inc.

   On October 23, 2003 the Executive Committee of the Board of Trustees of PESF approved replacement of the "Hollister" division of PIC with the "Oakhurst" division of PIC with respect to investment management of Oakhurst Value Equity. The Executive Committee also approved a name change for the Phoenix-Hollister Value Equity Series to the Phoenix-Oakhurst Value Equity Series. The Board of Trustees ratified the Executive Committee's decision at the Board of Trustees meeting on November 11, 2003. This series' investment objectives, principal investment strategies and principal risks will remain the same. The fees and expenses associated with the series will not be affected as a result of this change.

   The Board of Trustees of PESF has approved a name change for the Phoenix-Kayne Large-Cap Core Series to the Phoenix-Kayne Rising Dividends Series. This series' investment objectives, principal investment strategies and principal risks will remain the same. The fees and expenses associated with the series will not be affected as a result of this change. This change was completed on November 3, 2003.

                         REPORT OF INDEPENDENT AUDITORS


PRICEWATERHOUSECOOPERS [logo]


To the Board of Directors of PHL Variable Insurance Company and
Participants of PHL Variable Accumulation Account (Phoenix Spectrum Edge(SM) (Death Benefit Option 1)):

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Subaccounts constituting the PHL Variable Accumulation Account (Phoenix Spectrum Edge(SM) (Death Benefit Option 1)) at December 31, 2003, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of PHL Variable Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2003 by correspondence with the mutual funds, provide a reasonable basis for our opinion.


/s/ PricewaterhouseCoopers LLP


Hartford, Connecticut
March 19, 2004

PHL VARIABLE ACCUMULATION ACCOUNT
PHL Variable Insurance Company
One American Row
Hartford, Connecticut 06115

PHOENIX EQUITY PLANNING CORPORATION
56 Prospect Street
Hartford, Connecticut 06115-0480
Underwriter

CUSTODIANS
JPMorgan Chase Bank
270 Park Avenue
New York, New York 10017-2070

Brown Brothers Harriman & Co.
40 Water Street
Boston, Massachusetts 02109

State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02110

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
100 Pearl Street
Hartford, Connecticut 06103

--------------------------------------------------------------------------------
                                                              [LOGO]PHOENIX
                                                           WEALTH MANAGEMENT(R)



                               PHOENIX
                              SPECTRUM
                                   EDGE(SM)


--------------------------------------------------------------------------------
    V A R I A B L E    A N N U I T Y    A N N U A L    R E P O R T
--------------------------------------------------------------------------------


               PHL VARIABLE ACCUMULATION ACCOUNT
               DECEMBER 31, 2003














                                                                   DEATH BENEFIT
                                                                      OPTION 2
--------------------------------------------------------------------------------
VA0560AR2 (C)2004 The Phoenix Companies, Inc.

                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2003


                                                            PHOENIX-                           PHOENIX-ALLIANCE/  PHOENIX-ALLIANCE/
                                                            ABERDEEN          PHOENIX-AIM         BERNSTEIN       BERNSTEIN GROWTH
                                                          INTERNATIONAL      MID-CAP EQUITY     ENHANCED INDEX        + VALUE
                                                           SUBACCOUNT          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                        -----------------   -----------------  -----------------  -----------------
ASSETS
     Investment at cost                                  $       662,093     $       710,427    $       218,830    $       211,999
                                                        =================   =================  =================  =================
     Investment at market                                $       848,176     $       866,892    $       244,294    $       235,204
                                                        -----------------   -----------------  -----------------  -----------------
         Total assets                                            848,176             866,892            244,294            235,204
LIABILITIES
     Accrued expenses                                                914                 939                267                244
                                                        -----------------   -----------------  -----------------  -----------------
NET ASSETS                                               $       847,262     $       865,953    $       244,027    $       234,960
                                                        =================   =================  =================  =================
Accumulation units outstanding                                   377,790             372,507            127,867            124,930
                                                        =================   =================  =================  =================
Unit value                                               $      2.242682     $      2.324667    $      1.908444    $      1.880708
                                                        =================   =================  =================  =================

                                                                                                   PHOENIX-
                                                         PHOENIX-DUFF &         PHOENIX-        ENGEMANN SMALL
                                                          PHELPS REAL           ENGEMANN          & MID-CAP        PHOENIX-GOODWIN
                                                        ESTATE SECURITIES    CAPITAL GROWTH         GROWTH           MONEY MARKET
                                                           SUBACCOUNT          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                        -----------------   -----------------  -----------------  -----------------
ASSETS
     Investment at cost                                  $     2,563,922     $     1,698,076    $       726,876    $     4,500,183
                                                        =================   =================  =================  =================
     Investment at market                                $     2,925,124     $     1,936,303    $       883,466    $     4,500,183
                                                        -----------------   -----------------  -----------------  -----------------
         Total assets                                          2,925,124           1,936,303            883,466          4,500,183
LIABILITIES
     Accrued expenses                                              3,044               2,084                939              4,916
                                                        -----------------   -----------------  -----------------  -----------------
NET ASSETS                                               $     2,922,080     $     1,934,219    $       882,527    $     4,495,267
                                                        =================   =================  =================  =================
Accumulation units outstanding                                   945,517           1,032,863            411,823          2,256,240
                                                        =================   =================  =================  =================
Unit value                                               $      3.090458     $      1.872679    $      2.142974    $      1.992371
                                                        =================   =================  =================  =================

                                                         PHOENIX-GOODWIN     PHOENIX-GOODWIN
                                                          MULTI-SECTOR        MULTI-SECTOR       PHOENIX-JANUS      PHOENIX-KAYNE
                                                          FIXED INCOME       SHORT TERM BOND    FLEXIBLE INCOME   RISING DIVIDENDS
                                                           SUBACCOUNT          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                        -----------------   -----------------  -----------------  -----------------
ASSETS
     Investment at cost                                  $     3,809,212     $       867,412    $     3,156,347    $       873,723
                                                        =================   =================  =================  =================
     Investment at market                                $     3,972,878     $       873,992    $     3,124,162    $       936,548
                                                        -----------------   -----------------  -----------------  -----------------
         Total assets                                          3,972,878             873,992          3,124,162            936,548
LIABILITIES
     Accrued expenses                                              4,351                 829              3,363                998
                                                        -----------------   -----------------  -----------------  -----------------
NET ASSETS                                               $     3,968,527     $       873,163    $     3,120,799    $       935,550
                                                        =================   =================  =================  =================
Accumulation units outstanding                                 1,618,115             854,269          1,378,775            413,967
                                                        =================   =================  =================  =================
Unit value                                               $      2.452561     $      1.022117    $      2.263458    $      2.259965
                                                        =================   =================  =================  =================

                       See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2003
                                  (CONTINUED)


                                                          PHOENIX-KAYNE      PHOENIX-LAZARD
                                                            SMALL-CAP         INTERNATIONAL      PHOENIX-LAZARD     PHOENIX-LAZARD
                                                          QUALITY VALUE       EQUITY SELECT     SMALL-CAP VALUE     U.S. MULTI-CAP
                                                           SUBACCOUNT          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                        -----------------   -----------------  -----------------  -----------------
ASSETS
     Investment at cost                                  $       443,997     $     7,906,473    $       250,959    $        57,503
                                                        =================   =================  =================  =================
     Investment at market                                $       492,688     $     9,176,913    $       301,487    $        63,361
                                                        -----------------   -----------------  -----------------  -----------------
         Total assets                                            492,688           9,176,913            301,487             63,361
LIABILITIES
     Accrued expenses                                                479               9,623                324                 71
                                                        -----------------   -----------------  -----------------  -----------------
NET ASSETS                                               $       492,209     $     9,167,290    $       301,163    $        63,290
                                                        =================   =================  =================  =================
Accumulation units outstanding                                   206,134           3,751,378            112,666             24,881
                                                        =================   =================  =================  =================
Unit value                                               $      2.387813     $      2.443713    $      2.673066    $      2.543766
                                                        =================   =================  =================  =================

                                                          PHOENIX-LORD        PHOENIX-LORD       PHOENIX-LORD        PHOENIX-MFS
                                                          ABBETT BOND-      ABBETT LARGE-CAP    ABBETT MID-CAP    INVESTORS GROWTH
                                                            DEBENTURE            VALUE              VALUE              STOCK
                                                           SUBACCOUNT          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                        -----------------   -----------------  -----------------  -----------------
ASSETS
     Investment at cost                                  $     1,243,814     $     8,360,606    $       964,317    $     2,485,570
                                                        =================   =================  =================  =================
     Investment at market                                $     1,287,511     $     9,566,360    $     1,104,570    $     2,715,407
                                                        -----------------   -----------------  -----------------  -----------------
         Total assets                                          1,287,511           9,566,360          1,104,570          2,715,407
LIABILITIES
     Accrued expenses                                              1,269              10,038              1,189              2,850
                                                        -----------------   -----------------  -----------------  -----------------
NET ASSETS                                               $     1,286,242     $     9,556,322    $     1,103,381    $     2,712,557
                                                        =================   =================  =================  =================
Accumulation units outstanding                                   522,496           3,761,838            450,852          1,583,930
                                                        =================   =================  =================  =================
Unit value                                               $      2.461729     $      2.540333    $      2.447254    $      1.712549
                                                        =================   =================  =================  =================

                                                                                                                  PHOENIX-NORTHERN
                                                           PHOENIX-MFS         PHOENIX-MFS     PHOENIX-NORTHERN      NASDAQ-100
                                                         INVESTORS TRUST         VALUE              DOW 30            INDEX(R)
                                                           SUBACCOUNT          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                        -----------------   -----------------  -----------------  -----------------
ASSETS
     Investment at cost                                  $       227,099     $     2,844,552    $       720,628    $       881,034
                                                        =================   =================  =================  =================
     Investment at market                                $       258,995     $     3,343,798    $       835,789    $       998,866
                                                        -----------------   -----------------  -----------------  -----------------
         Total assets                                            258,995           3,343,798            835,789            998,866
LIABILITIES
     Accrued expenses                                                284               3,584                895              1,042
                                                        -----------------   -----------------  -----------------  -----------------
NET ASSETS                                               $       258,711     $     3,340,214    $       834,894    $       997,824
                                                        =================   =================  =================  =================
Accumulation units outstanding                                   134,716           1,552,780            387,683            547,325
                                                        =================   =================  =================  =================
Unit value                                               $      1.920412     $      2.151120    $      2.153546    $      1.823094
                                                        =================   =================  =================  =================

                       See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2003
                                  (CONTINUED)


                                                                                PHOENIX-
                                                            PHOENIX-            OAKHURST           PHOENIX-        PHOENIX-SANFORD
                                                         OAKHURST GROWTH        STRATEGIC       OAKHURST VALUE    BERNSTEIN GLOBAL
                                                           AND INCOME          ALLOCATION           EQUITY              VALUE
                                                           SUBACCOUNT          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                        -----------------   -----------------  -----------------  -----------------
ASSETS
     Investment at cost                                  $     4,754,772     $     1,829,034    $     1,228,144    $       141,378
                                                        =================   =================  =================  =================
     Investment at market                                $     5,349,251     $     2,003,508    $     1,437,392    $       166,618
                                                        -----------------   -----------------  -----------------  -----------------
         Total assets                                          5,349,251           2,003,508          1,437,392            166,618
LIABILITIES
     Accrued expenses                                              5,606               2,102              1,516                178
                                                        -----------------   -----------------  -----------------  -----------------
NET ASSETS                                               $     5,343,645     $     2,001,406    $     1,435,876    $       166,440
                                                        =================   =================  =================  =================
Accumulation units outstanding                                 2,727,584             956,228            738,637             73,712
                                                        =================   =================  =================  =================
Unit value                                               $      1.959113     $      2.093022    $      1.943954    $      2.257987
                                                        =================   =================  =================  =================

                                                         PHOENIX-SANFORD     PHOENIX-SANFORD
                                                          BERNSTEIN MID-     BERNSTEIN SMALL-   PHOENIX-SENECA     PHOENIX-SENECA
                                                            CAP VALUE           CAP VALUE       MID-CAP GROWTH     STRATEGIC THEME
                                                           SUBACCOUNT          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                        -----------------   -----------------  -----------------  -----------------
ASSETS
     Investment at cost                                  $     2,707,654     $     1,075,361    $       774,119    $       542,238
                                                        =================   =================  =================  =================
     Investment at market                                $     3,254,914     $     1,343,827    $       864,584    $       589,613
                                                        -----------------   -----------------  -----------------  -----------------
         Total assets                                          3,254,914           1,343,827            864,584            589,613
LIABILITIES
     Accrued expenses                                              3,343               1,402                959                658
                                                        -----------------   -----------------  -----------------  -----------------
NET ASSETS                                               $     3,251,571     $     1,342,425    $       863,625    $       588,955
                                                        =================   =================  =================  =================
Accumulation units outstanding                                 1,215,307             491,229            498,277            329,035
                                                        =================   =================  =================  =================
Unit value                                               $      2.675515     $      2.732786    $      1.733225    $      1.789944
                                                        =================   =================  =================  =================

                                                          PHOENIX-STATE
                                                         STREET RESEARCH
                                                            SMALL-CAP       AIM V.I. CAPITAL   AIM V.I. PREMIER    ALGER AMERICAN
                                                             GROWTH           APPRECIATION          EQUITY        LEVERAGED ALLCAP
                                                           SUBACCOUNT          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                        -----------------   -----------------  -----------------  -----------------
ASSETS
     Investment at cost                                  $     1,521,065     $     4,207,042    $       232,674    $       725,452
                                                        =================   =================  =================  =================
     Investment at market                                $     1,677,570     $     4,735,965    $       266,131    $       827,331
                                                        -----------------   -----------------  -----------------  -----------------
         Total assets                                          1,677,570           4,735,965            266,131            827,331
LIABILITIES
     Accrued expenses                                              1,757               5,035                295                899
                                                        -----------------   -----------------  -----------------  -----------------
NET ASSETS                                               $     1,675,813     $     4,730,930    $       265,836    $       826,432
                                                        =================   =================  =================  =================
Accumulation units outstanding                                   551,208           2,410,138            153,464            463,837
                                                        =================   =================  =================  =================
Unit value                                               $      3.040254     $      1.962929    $      1.732236    $      1.781729
                                                        =================   =================  =================  =================

                       See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2003
                                  (CONTINUED)


                                                         FEDERATED FUND      FEDERATED HIGH
                                                             FOR U.S.          INCOME BOND
                                                           GOVERNMENT            FUND II --                           VIP GROWTH
                                                          SECURITIES II      PRIMARY SHARES    VIP CONTRAFUND(R)    OPPORTUNITIES
                                                           SUBACCOUNT          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                        -----------------   -----------------  -----------------  -----------------
ASSETS
     Investment at cost                                  $    20,347,104     $     1,722,941    $     4,339,129    $       289,642
                                                        =================   =================  =================  =================
     Investment at market                                $    20,477,188     $     1,865,141    $     5,120,184    $       342,727
                                                        -----------------   -----------------  -----------------  -----------------
         Total assets                                         20,477,188           1,865,141          5,120,184            342,727
LIABILITIES
     Accrued expenses                                             22,399               1,940              5,373                373
                                                        -----------------   -----------------  -----------------  -----------------
NET ASSETS                                               $    20,454,789     $     1,863,201    $     5,114,811    $       342,354
                                                        =================   =================  =================  =================
Accumulation units outstanding                                 9,478,630             774,712          2,198,361            170,564
                                                        =================   =================  =================  =================
Unit value                                               $      2.157990     $      2.405025    $      2.326648    $      2.007197
                                                        =================   =================  =================  =================

                                                                                                   TEMPLETON         TEMPLETON
                                                                              MUTUAL SHARES         FOREIGN            GROWTH
                                                           VIP GROWTH          SECURITIES         SECURITIES         SECURITIES
                                                           SUBACCOUNT          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                        -----------------   -----------------  -----------------  -----------------
ASSETS
     Investment at cost                                  $     3,638,714     $       902,502    $     1,623,619    $     1,470,521
                                                        =================   =================  =================  =================
     Investment at market                                $     4,130,131     $     1,057,508    $     1,935,393    $     1,809,234
                                                        -----------------   -----------------  -----------------  -----------------
         Total assets                                          4,130,131           1,057,508          1,935,393          1,809,234
LIABILITIES
     Accrued expenses                                              4,297               1,157              2,050              1,916
                                                        -----------------   -----------------  -----------------  -----------------
NET ASSETS                                               $     4,125,834     $     1,056,351    $     1,933,343    $     1,807,318
                                                        =================   =================  =================  =================
Accumulation units outstanding                                 2,254,013             476,525            902,728            844,803
                                                        =================   =================  =================  =================
Unit value                                               $      1.830439     $      2.216777    $      2.141670    $      2.139336
                                                        =================   =================  =================  =================

                                                                                                RYDEX VARIABLE       SCUDDER VIT
                                                         RYDEX VARIABLE      RYDEX VARIABLE      TRUST SECTOR      EAFE(R) EQUITY
                                                           TRUST JUNO          TRUST NOVA          ROTATION            INDEX
                                                           SUBACCOUNT          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                        -----------------   -----------------  -----------------  -----------------
ASSETS
     Investment at cost                                  $       511,338     $       106,721    $       576,886    $       600,422
                                                        =================   =================  =================  =================
     Investment at market                                $       490,883     $       124,293    $       614,023    $       750,022
                                                        -----------------   -----------------  -----------------  -----------------
         Total assets                                            490,883             124,293            614,023            750,022
LIABILITIES
     Accrued expenses                                                525                 134                501                794
                                                        -----------------   -----------------  -----------------  -----------------
NET ASSETS                                               $       490,358     $       124,159    $       613,522    $       749,228
                                                        =================   =================  =================  =================
Accumulation units outstanding                                   466,282             102,171            532,178            362,523
                                                        =================   =================  =================  =================
Unit value                                               $      1.051631     $      1.215223    $      1.152852    $      2.066704
                                                        =================   =================  =================  =================

                       See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2003
                                  (CONTINUED)


                                                                                                                        WANGER
                                                           SCUDDER VIT                          WANGER FOREIGN      INTERNATIONAL
                                                        EQUITY 500 INDEX       TECHNOLOGY           FORTY             SMALL CAP
                                                           SUBACCOUNT          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                        -----------------   -----------------  -----------------  -----------------
ASSETS
     Investment at cost                                  $     3,839,871     $       302,969    $       214,550    $     3,789,464
                                                        =================   =================  =================  =================
     Investment at market                                $     4,464,579     $       331,419    $       273,723    $     4,843,441
                                                        -----------------   -----------------  -----------------  -----------------
         Total assets                                          4,464,579             331,419            273,723          4,843,441
LIABILITIES
     Accrued expenses                                              4,791                 341                293              5,144
                                                        -----------------   -----------------  -----------------  -----------------
NET ASSETS                                               $     4,459,788     $       331,078    $       273,430    $     4,838,297
                                                        =================   =================  =================  =================
Accumulation units outstanding                                 2,261,008             223,927            113,165          1,899,355
                                                        =================   =================  =================  =================
Unit value                                               $      1.972478     $      1.478511    $      2.416197    $      2.547336
                                                        =================   =================  =================  =================

                                                                              WANGER U.S.
                                                                                SMALLER
                                                          WANGER TWENTY        COMPANIES
                                                           SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------
ASSETS
     Investment at cost                                  $       696,672     $     3,113,288
                                                        =================   =================
     Investment at market                                $       781,918     $     3,907,385
                                                        -----------------   -----------------
         Total assets                                            781,918           3,907,385
LIABILITIES
     Accrued expenses                                                822               4,154
                                                        -----------------   -----------------
NET ASSETS                                               $       781,096     $     3,903,231
                                                        =================   =================
Accumulation units outstanding                                   315,088           1,578,582
                                                        =================   =================
Unit value                                               $      2.478981     $      2.472617
                                                        =================   =================

                       See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003


                                                            PHOENIX-                           PHOENIX-ALLIANCE/  PHOENIX-ALLIANCE/
                                                            ABERDEEN          PHOENIX-AIM         BERNSTEIN       BERNSTEIN GROWTH
                                                          INTERNATIONAL      MID-CAP EQUITY     ENHANCED INDEX        + VALUE
                                                           SUBACCOUNT          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                        -----------------   -----------------  -----------------  -----------------
Investment income
     Distributions                                       $        10,737     $             -    $         1,507    $           866
Expenses
     Mortality and expense fees                                    6,302               7,070              1,340              1,155
     Indexing (gain) loss                                            231                 206                 17                 31
                                                        -----------------   -----------------  -----------------  -----------------
Net investment income (loss)                                       4,204              (7,276)               150               (320)
                                                        -----------------   -----------------  -----------------  -----------------
Net realized gain (loss) from share transactions                   2,201                 240                 57                555
Net realized gain distribution from Fund                               -                   -                  -                  -
Net change in unrealized appreciation (depreciation)
      on investment                                              189,114             159,717             26,486             23,528
                                                        -----------------   -----------------  -----------------  -----------------
Net gain (loss) on investment                                    191,315             159,957             26,543             24,083
Net increase (decrease) in net assets resulting from
     operations                                          $       195,519     $       152,681    $        26,693    $        23,763
                                                        =================   =================  =================  =================

                                                                                                   PHOENIX-
                                                         PHOENIX-DUFF &         PHOENIX-        ENGEMANN SMALL
                                                          PHELPS REAL           ENGEMANN          & MID-CAP        PHOENIX-GOODWIN
                                                        ESTATE SECURITIES    CAPITAL GROWTH         GROWTH           MONEY MARKET
                                                           SUBACCOUNT          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                        -----------------   -----------------  -----------------  -----------------
Investment income
     Distributions                                       $        52,839     $           566    $             -    $        13,012
Expenses
     Mortality and expense fees                                   16,956              12,685              4,967             26,165
     Indexing (gain) loss                                            557                 326                201                164
                                                        -----------------   -----------------  -----------------  -----------------
Net investment income (loss)                                      35,326             (12,445)            (5,168)           (13,317)
                                                        -----------------   -----------------  -----------------  -----------------
Net realized gain (loss) from share transactions                     347                  35               (233)                 -
Net realized gain distribution from Fund                          76,088                   -                  -                  -
Net change in unrealized appreciation (depreciation)
      on investment                                              363,807             249,528            156,470                  -
                                                        -----------------   -----------------  -----------------  -----------------
Net gain (loss) on investment                                    440,242             249,563            156,237                  -
Net increase (decrease) in net assets resulting from
     operations                                          $       475,568     $       237,118    $       151,069    $       (13,317)
                                                        =================   =================  =================  =================

                                                         PHOENIX-GOODWIN     PHOENIX-GOODWIN
                                                          MULTI-SECTOR        MULTI-SECTOR       PHOENIX-JANUS      PHOENIX-KAYNE
                                                          FIXED INCOME       SHORT TERM BOND    FLEXIBLE INCOME   RISING DIVIDENDS
                                                           SUBACCOUNT         SUBACCOUNT(3)       SUBACCOUNT         SUBACCOUNT
                                                        -----------------   -----------------  -----------------  -----------------
Investment income
     Distributions                                       $       164,642     $        14,140    $        65,940    $         4,663
Expenses
     Mortality and expense fees                                   29,080               2,209             20,416              4,225
     Indexing (gain) loss                                            410                  31                178                 91
                                                        -----------------   -----------------  -----------------  -----------------
Net investment income (loss)                                     135,152              11,900             45,346                347
                                                        -----------------   -----------------  -----------------  -----------------
Net realized gain (loss) from share transactions                   1,613                 146              1,354                (52)
Net realized gain distribution from Fund                               -                   -             60,831              5,765
Net change in unrealized appreciation (depreciation)
       on investment                                             155,023               6,580            (34,152)            63,838
                                                        -----------------   -----------------  -----------------  -----------------
Net gain (loss) on investment                                    156,636               6,726             28,033             69,551
Net increase (decrease) in net assets resulting from
     operations                                          $       291,788     $        18,626    $        73,379    $        69,898
                                                        =================   =================  =================  =================

                       See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                                          PHOENIX-KAYNE      PHOENIX-LAZARD
                                                            SMALL-CAP         INTERNATIONAL      PHOENIX-LAZARD     PHOENIX-LAZARD
                                                          QUALITY VALUE       EQUITY SELECT     SMALL-CAP VALUE     U.S. MULTI-CAP
                                                           SUBACCOUNT          SUBACCOUNT         SUBACCOUNT        SUBACCOUNT(1)
                                                        -----------------   -----------------  -----------------  -----------------
Investment income
     Distributions                                       $         3,281     $        45,754    $           222    $           236
Expenses
     Mortality and expense fees                                    2,119              39,363              1,656                296
     Indexing (gain) loss                                             69               1,201                 59                  9
                                                        -----------------   -----------------  -----------------  -----------------
Net investment income (loss)                                       1,093               5,190             (1,493)               (69)
                                                        -----------------   -----------------  -----------------  -----------------
Net realized gain (loss) from share transactions                     463                 419                749                 39
Net realized gain distribution from Fund                             128               7,798              2,736              1,209
Net change in unrealized appreciation (depreciation)
      on investment                                               48,761           1,270,404             49,515              5,858
                                                        -----------------   -----------------  -----------------  -----------------
Net gain (loss) on investment                                     49,352           1,278,621             53,000              7,106
Net increase (decrease) in net assets resulting from
     operations                                          $        50,445     $     1,283,811    $        51,507    $         7,037
                                                        =================   =================  =================  =================

                                                          PHOENIX-LORD        PHOENIX-LORD       PHOENIX-LORD        PHOENIX-MFS
                                                          ABBETT BOND-      ABBETT LARGE-CAP    ABBETT MID-CAP    INVESTORS GROWTH
                                                            DEBENTURE            VALUE              VALUE              STOCK
                                                           SUBACCOUNT          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                        -----------------   -----------------  -----------------  -----------------
Investment income
     Distributions                                       $        35,735     $        36,737    $         4,655    $             -
Expenses
     Mortality and expense fees                                    6,874              45,427              5,752             13,598
     Indexing (gain) loss                                            120               1,391                196                324
                                                        -----------------   -----------------  -----------------  -----------------
Net investment income (loss)                                      28,741             (10,081)            (1,293)           (13,922)
                                                        -----------------   -----------------  -----------------  -----------------
Net realized gain (loss) from share transactions                     242                 422                171               (184)
Net realized gain distribution from Fund                          10,231              17,854              5,729                  -
Net change in unrealized appreciation (depreciation)
      on investment                                               44,584           1,209,820            141,010            240,699
                                                        -----------------   -----------------  -----------------  -----------------
Net gain (loss) on investment                                     55,057           1,228,096            146,910            240,515
Net increase (decrease) in net assets resulting from
     operations                                          $        83,798     $     1,218,015    $       145,617    $       226,593
                                                        =================   =================  =================  =================

                                                                                                                  PHOENIX-NORTHERN
                                                           PHOENIX-MFS         PHOENIX-MFS     PHOENIX-NORTHERN      NASDAQ-100
                                                         INVESTORS TRUST         VALUE              DOW 30            INDEX(R)
                                                           SUBACCOUNT          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                        -----------------   -----------------  -----------------  -----------------
nvestment income
     Distributions                                       $         1,241     $        39,510    $         7,730    $             -
Expenses
     Mortality and expense fees                                    2,066              24,109              4,779              4,219
     Indexing (gain) loss                                             48                 632                144                146
                                                        -----------------   -----------------  -----------------  -----------------
Net investment income (loss)                                        (873)             14,769              2,807             (4,365)
                                                        -----------------   -----------------  -----------------  -----------------
Net realized gain (loss) from share transactions                    (178)                143                 88                469
Net realized gain distribution from Fund                               -                   -                  -                  -
Net change in unrealized appreciation (depreciation)
      on investment                                               35,120             511,820            116,942            117,715
                                                        -----------------   -----------------  -----------------  -----------------
Net gain (loss) on investment                                     34,942             511,963            117,030            118,184
Net increase (decrease) in net assets resulting from
     operations                                          $        34,069     $       526,732    $       119,837    $       113,819
                                                        =================   =================  =================  =================

                       See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                                                                PHOENIX-
                                                            PHOENIX-            OAKHURST           PHOENIX-        PHOENIX-SANFORD
                                                         OAKHURST GROWTH        STRATEGIC       OAKHURST VALUE    BERNSTEIN GLOBAL
                                                           AND INCOME          ALLOCATION           EQUITY              VALUE
                                                           SUBACCOUNT          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                        -----------------   -----------------  -----------------  -----------------
Investment income
     Distributions                                       $        30,258     $        30,933    $         8,881    $         1,981
Expenses
     Mortality and expense fees                                   25,026              12,939             11,516              1,014
     Indexing (gain) loss                                            717                 258                279                 32
                                                        -----------------   -----------------  -----------------  -----------------
Net investment income (loss)                                       4,515              17,736             (2,914)               935
                                                        -----------------   -----------------  -----------------  -----------------
Net realized gain (loss) from share transactions                     206                 307                640                 13
Net realized gain distribution from Fund                               -                   -                  -                  -
Net change in unrealized appreciation (depreciation)
      on investment                                              599,754             177,506            221,869             25,296
                                                        -----------------   -----------------  -----------------  -----------------
Net gain (loss) on investment                                    599,960             177,813            222,509             25,309
Net increase (decrease) in net assets resulting from
     operations                                          $       604,475     $       195,549    $       219,595    $        26,244
                                                        =================   =================  =================  =================

                                                         PHOENIX-SANFORD     PHOENIX-SANFORD
                                                          BERNSTEIN MID-     BERNSTEIN SMALL    PHOENIX-SENECA     PHOENIX-SENECA
                                                            CAP VALUE           CAP VALUE       MID-CAP GROWTH     STRATEGIC THEME
                                                           SUBACCOUNT          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                        -----------------   -----------------  -----------------  -----------------
Investment income
     Distributions                                       $         4,921     $             -    $             -    $             -
Expenses
     Mortality and expense fees                                   20,144               8,589              5,549              2,459
     Indexing (gain) loss                                            735                 329                136                 66
                                                        -----------------   -----------------  -----------------  -----------------
Net investment income (loss)                                     (15,958)             (8,918)            (5,685)            (2,525)
                                                        -----------------   -----------------  -----------------  -----------------
Net realized gain (loss) from share transactions                    (720)               (301)               663              1,103
Net realized gain distribution from Fund                          93,059              18,600                  -                  -
Net change in unrealized appreciation (depreciation)
      on investment                                              583,885             285,520             97,386             48,874
                                                        -----------------   -----------------  -----------------  -----------------
Net gain (loss) on investment                                    676,224             303,819             98,049             49,977
Net increase (decrease) in net assets resulting from
     operations                                          $       660,266     $       294,901    $        92,364    $        47,452
                                                        =================   =================  =================  =================

                                                          PHOENIX-STATE
                                                         STREET RESEARCH
                                                            SMALL CAP-      AIM V.I. CAPITAL   AIM V.I. PREMIER    ALGER AMERICAN
                                                             GROWTH           APPRECIATION          EQUITY        LEVERAGED ALLCAP
                                                           SUBACCOUNT          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                        -----------------   -----------------  -----------------  -----------------
Investment income
     Distributions                                       $             -     $             -    $           735    $             -
Expenses
     Mortality and expense fees                                    7,745              22,709              1,850              5,194
     Indexing (gain) loss                                            299                 645                 55                134
                                                        -----------------   -----------------  -----------------  -----------------
Net investment income (loss)                                      (8,044)            (23,354)            (1,170)            (5,328)
                                                        -----------------   -----------------  -----------------  -----------------
Net realized gain (loss) from share transactions                      80                  26               (730)               (27)
Net realized gain distribution from Fund                          87,252                   -                  -                  -
Net change in unrealized appreciation (depreciation)
      on investment                                              157,272             534,939             36,250            108,528
                                                        -----------------   -----------------  -----------------  -----------------
Net gain (loss) on investment                                    244,604             534,965             35,520            108,501
Net increase (decrease) in net assets resulting from
     operations                                          $       236,560     $       511,611    $        34,350    $       103,173
                                                        =================   =================  =================  =================

                       See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                                         FEDERATED FUND      FEDERATED HIGH
                                                             FOR U.S.          INCOME BOND
                                                           GOVERNMENT            FUND II --                           VIP GROWTH
                                                          SECURITIES II      PRIMARY SHARES    VIP CONTRAFUND(R)    OPPORTUNITIES
                                                           SUBACCOUNT          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                        -----------------   -----------------  -----------------  -----------------
Investment income
     Distributions                                       $       171,344     $        23,084    $         4,632    $           569
Expenses
     Mortality and expense fees                                  128,951              10,816             33,361              2,337
     Indexing (gain) loss                                            901                 188                931                 68
                                                        -----------------   -----------------  -----------------  -----------------
Net investment income (loss)                                      41,492              12,080            (29,660)            (1,836)
                                                        -----------------   -----------------  -----------------  -----------------
Net realized gain (loss) from share transactions                     428                 779              3,108                 (8)
Net realized gain distribution from Fund                          22,222                   -                  -                  -
Net change in unrealized appreciation (depreciation)
      on investment                                               98,820             138,303            789,845             53,076
                                                        -----------------   -----------------  -----------------  -----------------
Net gain (loss) on investment                                    121,470             139,082            792,953             53,068
Net increase (decrease) in net assets resulting from
     operations                                          $       162,962     $       151,162    $       763,293    $        51,232
                                                        =================   =================  =================  =================

                                                                                                   TEMPLETON         TEMPLETON
                                                                              MUTUAL SHARES         FOREIGN            GROWTH
                                                           VIP GROWTH          SECURITIES         SECURITIES         SECURITIES
                                                           SUBACCOUNT          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                        -----------------   -----------------  -----------------  -----------------
Investment income
     Distributions                                       $           674     $         6,461    $        13,184    $        16,216
Expenses
     Mortality and expense fees                                   19,916               7,545             11,219             13,194
     Indexing (gain) loss                                            584                 175                342                389
                                                        -----------------   -----------------  -----------------  -----------------
Net investment income (loss)                                     (19,826)             (1,259)             1,623              2,633
                                                        -----------------   -----------------  -----------------  -----------------
Net realized gain (loss) from share transactions                    (419)                259                544                302
Net realized gain distribution from Fund                               -                   -                  -                  -
Net change in unrealized appreciation (depreciation)
      on investment                                              497,033             158,428            317,544            349,283
                                                        -----------------   -----------------  -----------------  -----------------
Net gain (loss) on investment                                    496,614             158,687            318,088            349,585
Net increase (decrease) in net assets resulting from
     operations                                          $       476,788     $       157,428    $       319,711    $       352,218
                                                        =================   =================  =================  =================

                                                                                                RYDEX VARIABLE       SCUDDER VIT
                                                         RYDEX VARIABLE      RYDEX VARIABLE      TRUST SECTOR      EAFE(R) EQUITY
                                                           TRUST JUNO          TRUST NOVA          ROTATION            INDEX
                                                          SUBACCOUNT(4)       SUBACCOUNT(2)      SUBACCOUNT(2)       SUBACCOUNT
                                                        -----------------   -----------------  -----------------  -----------------
Investment income
     Distributions                                       $             -     $             -    $             -    $        16,147
Expenses
     Mortality and expense fees                                    1,868                 590              1,938              5,625
     Indexing (gain) loss                                             (1)                 21                 48                 60
                                                        -----------------   -----------------  -----------------  -----------------
Net investment income (loss)                                      (1,867)               (611)            (1,986)            10,462
                                                        -----------------   -----------------  -----------------  -----------------
Net realized gain (loss) from share transactions                    (400)                (63)              (169)               883
Net realized gain distribution from Fund                               -                   -                  -                  -
Net change in unrealized appreciation (depreciation)
      on investment                                              (20,455)             17,572             37,137            152,770
                                                        -----------------   -----------------  -----------------  -----------------
Net gain (loss) on investment                                    (20,855)             17,509             36,968            153,653
Net increase (decrease) in net assets resulting from
     operations                                          $       (22,722)    $        16,898    $        34,982    $       164,115
                                                        =================   =================  =================  =================

                       See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                                                                                                        WANGER
                                                           SCUDDER VIT                          WANGER FOREIGN      INTERNATIONAL
                                                        EQUITY 500 INDEX       TECHNOLOGY           FORTY             SMALL CAP
                                                           SUBACCOUNT          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                        -----------------   -----------------  -----------------  -----------------
Investment income
     Distributions                                       $        15,783     $             -    $           188    $         2,990
Expenses
     Mortality and expense fees                                   27,032               1,385              1,597             26,478
     Indexing (gain) loss                                            595                  41                 69                983
                                                        -----------------   -----------------  -----------------  -----------------
Net investment income (loss)                                     (11,844)             (1,426)            (1,478)           (24,471)
                                                        -----------------   -----------------  -----------------  -----------------
Net realized gain (loss) from share transactions                      83                 214                612                311
Net realized gain distribution from Fund                               -                   -                  -                  -
Net change in unrealized appreciation (depreciation)
      on investment                                              635,131              29,759             59,327          1,048,992
                                                        -----------------   -----------------  -----------------  -----------------
Net gain (loss) on investment                                    635,214              29,973             59,939          1,049,303
Net increase (decrease) in net assets resulting from
     operations                                          $       623,370     $        28,547    $        58,461    $     1,024,832
                                                        =================   =================  =================  =================

                                                                                 WANGER
                                                                                SMALLER
                                                          WANGER TWENTY        COMPANIES
                                                           SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------
Investment income
     Distributions                                       $             -    $              -
Expenses
     Mortality and expense fees                                    4,410              25,969
     Indexing (gain) loss                                            103                 927
                                                        -----------------   -----------------
Net investment income (loss)                                      (4,513)            (26,896)
                                                        -----------------   -----------------
Net realized gain (loss) from share transactions                     272                 917
Net realized gain distribution from Fund                               -                   -
Net change in unrealized appreciation (depreciation)
     on investment                                                85,346             789,503
                                                        -----------------   -----------------
Net gain (loss) on investment                                     85,618             790,420
Net increase (decrease) in net assets resulting from
     operations                                          $        81,105     $       763,524
                                                        =================   =================













Footnotes for Statements of Operations
For the period ended December 31, 2003

(1)  From inception January 2, 2003 to December 31, 2003.
(2)  From inception June 3, 2003 to December 31, 2003.
(3)  From inception June 16, 2003 to December 31, 2003.
(4)  From inception June 30, 2003 to December 31, 2003.

                       See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                            PHOENIX-                           PHOENIX-ALLIANCE/  PHOENIX-ALLIANCE/
                                                            ABERDEEN          PHOENIX-AIM         BERNSTEIN       BERNSTEIN GROWTH
                                                          INTERNATIONAL      MID-CAP EQUITY     ENHANCED INDEX        + VALUE
                                                           SUBACCOUNT          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                        -----------------   -----------------  -----------------  -----------------
FROM OPERATIONS
     Net investment income (loss)                        $         4,204     $        (7,276)   $           150    $          (320)
     Net realized gain (loss)                                      2,201                 240                 57                555
     Net change in unrealized appreciation (depreciation)
         on investments                                          189,114             159,717             26,486             23,528
                                                        -----------------   -----------------  -----------------  -----------------
     Net increase (decrease) resulting from operations           195,519             152,681             26,693             23,763
                                                        -----------------   -----------------  -----------------  -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                        229,638             130,048            127,863            155,321
     Participant transfers                                       314,761 +           386,950             53,767             45,212
     Participant withdrawals                                      (6,091)            (12,703)            (2,548)            (2,493)
                                                        -----------------   -----------------  -----------------  -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                           538,308             504,295            179,082            198,040
                                                        -----------------   -----------------  -----------------  -----------------
     Net increase (decrease) in net assets                       733,827             656,976            205,775            221,803

NET ASSETS
     Beginning of period                                         113,435             208,977             38,252             13,157
                                                        -----------------   -----------------  -----------------  -----------------
     End of period                                       $       847,262     $       865,953    $       244,027    $       234,960
                                                        =================   =================  =================  =================

                                                                                                   PHOENIX-
                                                         PHOENIX-DUFF &         PHOENIX-        ENGEMANN SMALL
                                                          PHELPS REAL           ENGEMANN          & MID-CAP        PHOENIX-GOODWIN
                                                        ESTATE SECURITIES    CAPITAL GROWTH         GROWTH           MONEY MARKET
                                                           SUBACCOUNT          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                        -----------------   -----------------  -----------------  -----------------
FROM OPERATIONS
     Net investment income (loss)                        $        35,326     $       (12,445)   $        (5,168)   $       (13,317)
     Net realized gain (loss)                                     76,435                  35               (233)                 -
     Net change in unrealized appreciation (depreciation)
         on investments                                          363,807             249,528            156,470                  -
                                                        -----------------   -----------------  -----------------  -----------------
     Net increase (decrease) resulting from operations           475,568             237,118            151,069            (13,317)
                                                        -----------------   -----------------  -----------------  -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                      1,308,188           1,152,630            568,551          4,510,166
     Participant transfers                                       746,693             237,741            128,563            (70,451)
     Participant withdrawals                                     (32,278)            (19,991)            (1,833)          (293,718)
                                                        -----------------   -----------------  -----------------  -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                         2,022,603           1,370,380            695,281          4,145,997
                                                        -----------------   -----------------  -----------------  -----------------
     Net increase (decrease) in net assets                     2,498,171           1,607,498            846,350          4,132,680

NET ASSETS
     Beginning of period                                         423,909             326,721             36,177            362,587
                                                        -----------------   -----------------  -----------------  -----------------
     End of period                                       $     2,922,080     $     1,934,219    $       882,527    $     4,495,267
                                                        =================   =================  =================  =================









                       See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                                         PHOENIX-GOODWIN     PHOENIX-GOODWIN
                                                          MULTI-SECTOR        MULTI-SECTOR       PHOENIX-JANUS      PHOENIX-KAYNE
                                                          FIXED INCOME       SHORT TERM BOND    FLEXIBLE INCOME   RISING DIVIDENDS
                                                           SUBACCOUNT         SUBACCOUNT(3)       SUBACCOUNT         SUBACCOUNT
                                                        -----------------   -----------------  -----------------  -----------------
FROM OPERATIONS
     Net investment income (loss)                        $       135,152     $        11,900    $        45,346    $           347
     Net realized gain (loss)                                      1,613                 146             62,185              5,713
     Net change in unrealized appreciation (depreciation)
         on investments                                          155,023               6,580            (34,152)            63,838
                                                        -----------------   -----------------  -----------------  -----------------
     Net increase (decrease) resulting from operations           291,788              18,626             73,379             69,898
                                                        -----------------   -----------------  -----------------  -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                      1,257,014             700,156          1,499,805            511,867
     Participant transfers                                     1,940,023             157,600          1,186,338            328,349
     Participant withdrawals                                    (152,678)             (3,219)           (27,139)            (6,624)
                                                        -----------------   -----------------  -----------------  -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                         3,044,359             854,537          2,659,004            833,592
                                                        -----------------   -----------------  -----------------  -----------------
     Net increase (decrease) in net assets                     3,336,147             873,163          2,732,383            903,490

NET ASSETS
     Beginning of period                                         632,380                   -            388,416             32,060
                                                        -----------------   -----------------  -----------------  -----------------
     End of period                                       $     3,968,527     $       873,163    $     3,120,799    $       935,550
                                                        =================   =================  =================  =================

                                                          PHOENIX-KAYNE      PHOENIX-LAZARD
                                                            SMALL-CAP         INTERNATIONAL      PHOENIX-LAZARD     PHOENIX-LAZARD
                                                          QUALITY VALUE       EQUITY SELECT     SMALL-CAP VALUE     U.S. MULTI-CAP
                                                           SUBACCOUNT          SUBACCOUNT         SUBACCOUNT        SUBACCOUNT(1)
                                                        -----------------   -----------------  -----------------  -----------------
FROM OPERATIONS
     Net investment income (loss)                        $         1,093     $         5,190    $        (1,493)   $           (69)
     Net realized gain (loss)                                        591               8,217              3,485              1,248
     Net change in unrealized appreciation (depreciation)
         on investments                                           48,761           1,270,404             49,515              5,858
                                                        -----------------   -----------------  -----------------  -----------------
     Net increase (decrease) resulting from operations            50,445           1,283,811             51,507              7,037
                                                        -----------------   -----------------  -----------------  -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                        211,663           5,734,893            146,942             39,493
     Participant transfers                                       219,448           2,185,969             97,331             17,727
     Participant withdrawals                                      (5,307)           (157,070)           (18,076)              (967)
                                                        -----------------   -----------------  -----------------  -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                           425,804           7,763,792            226,197             56,253
                                                        -----------------   -----------------  -----------------  -----------------
     Net increase (decrease) in net assets                       476,249           9,047,603            277,704             63,290

NET ASSETS
     Beginning of period                                          15,960             119,687             23,459                  -
                                                        -----------------   -----------------  -----------------  -----------------
     End of period                                       $       492,209     $     9,167,290    $       301,163    $        63,290
                                                        =================   =================  =================  =================









                       See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                                         PHOENIX-LORD       PHOENIX-LORD       PHOENIX-LORD        PHOENIX-MFS
                                                         ABBETT BOND-     ABBETT LARGE-CAP    ABBETT MID-CAP    INVESTORS GROWTH
                                                           DEBENTURE           VALUE              VALUE              STOCK
                                                          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                       -----------------  -----------------  -----------------  -----------------
FROM OPERATIONS
    Net investment income (loss)                        $        28,741    $       (10,081)   $        (1,293)   $       (13,922)
    Net realized gain (loss)                                     10,473             18,276              5,900               (184)
    Net change in unrealized appreciation (depreciation)
        on investments                                           44,584          1,209,820            141,010            240,699
                                                       -----------------  -----------------  -----------------  -----------------
    Net increase (decrease) resulting from operations            83,798          1,218,015            145,617            226,593
                                                       -----------------  -----------------  -----------------  -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
    Participant deposits                                        567,007          5,133,760            492,351          1,586,941
    Participant transfers                                       544,116          3,188,988            401,168            764,685  ++
    Participant withdrawals                                     (11,763)          (180,543)            (7,395)           (62,180)
                                                       -----------------  -----------------  -----------------  -----------------
    Net increase (decrease) in net assets resulting
        from participant transactions                         1,099,360          8,142,205            886,124          2,289,446
                                                       -----------------  -----------------  -----------------  -----------------
    Net increase (decrease) in net assets                     1,183,158          9,360,220          1,031,741          2,516,039

NET ASSETS
    Beginning of period                                         103,084            196,102             71,640            196,518
                                                       -----------------  -----------------  -----------------  -----------------
    End of period                                       $     1,286,242    $     9,556,322    $     1,103,381    $     2,712,557
                                                       =================  =================  =================  =================

                                                                                                                  PHOENIX-NORTHERN
                                                          PHOENIX-MFS        PHOENIX-MFS     PHOENIX-NORTHERN      NASDAQ-100
                                                        INVESTORS TRUST        VALUE              DOW 30            INDEX(R)
                                                          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                       -----------------  -----------------  -----------------  -----------------
FROM OPERATIONS
    Net investment income (loss)                        $          (873)   $        14,769    $         2,807    $        (4,365)
    Net realized gain (loss)                                       (178)               143                 88                469
    Net change in unrealized appreciation (depreciation)
        on investments                                           35,120            511,820            116,942            117,715
                                                       -----------------  -----------------  -----------------  -----------------
    Net increase (decrease) resulting from operations            34,069            526,732            119,837            113,819
                                                       -----------------  -----------------  -----------------  -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
    Participant deposits                                         50,097            572,176            518,070            709,396
    Participant transfers                                        80,452          1,681,509            144,200            157,132
    Participant withdrawals                                      (1,481)          (103,029)            (1,378)            (6,503)
                                                       -----------------  -----------------  -----------------  -----------------
    Net increase (decrease) in net assets resulting
        from participant transactions                           129,068          2,150,656            660,892            860,025
                                                       -----------------  -----------------  -----------------  -----------------
    Net increase (decrease) in net assets                       163,137          2,677,388            780,729            973,844

NET ASSETS
    Beginning of period                                          95,574            662,826             54,165             23,980
                                                       -----------------  -----------------  -----------------  -----------------
    End of period                                       $       258,711    $     3,340,214    $       834,894    $       997,824
                                                       =================  =================  =================  =================









                       See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                                                                  PHOENIX-
                                                             PHOENIX-             OAKHURST           PHOENIX-        PHOENIX-SANFORD
                                                          OAKHURST GROWTH         STRATEGIC       OAKHURST VALUE    BERNSTEIN GLOBAL
                                                            AND INCOME           ALLOCATION           EQUITY              VALUE
                                                            SUBACCOUNT           SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                        -----------------   -----------------  -----------------  -----------------
FROM OPERATIONS
     Net investment income (loss)                        $         4,515     $        17,736    $        (2,914)   $           935
     Net realized gain (loss)                                        206                 307                640                 13
     Net change in unrealized appreciation (depreciation)
         on investments                                          599,754             177,506            221,869             25,296
                                                        -----------------   -----------------  -----------------  -----------------
     Net increase (decrease) resulting from operations           604,475             195,549            219,595             26,244
                                                        -----------------   -----------------  -----------------  -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                      3,445,106           1,067,703            402,034             62,867
     Participant transfers                                     1,159,372             475,071            435,289             50,651
     Participant withdrawals                                     (95,212)            (21,444)           (19,725)              (733)
                                                        -----------------   -----------------  -----------------  -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                         4,509,266           1,521,330            817,598            112,785
                                                        -----------------   -----------------  -----------------  -----------------
     Net increase (decrease) in net assets                     5,113,741           1,716,879          1,037,193            139,029

NET ASSETS
     Beginning of period                                         229,904             284,527            398,683             27,411
                                                        -----------------   -----------------  -----------------  -----------------
     End of period                                       $     5,343,645     $     2,001,406    $     1,435,876    $       166,440
                                                        =================   =================  =================  =================

                                                         PHOENIX-SANFORD     PHOENIX-SANFORD
                                                          BERNSTEIN MID-     BERNSTEIN SMALL    PHOENIX-SENECA     PHOENIX-SENECA
                                                            CAP VALUE           CAP VALUE       MID-CAP GROWTH     STRATEGIC THEME
                                                           SUBACCOUNT          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                        -----------------   -----------------  -----------------  -----------------
FROM OPERATIONS
     Net investment income (loss)                        $       (15,958)    $        (8,918)   $        (5,685)   $        (2,525)
     Net realized gain (loss)                                     92,339              18,299                663              1,103
     Net change in unrealized appreciation (depreciation)
         on investments                                          583,885             285,520             97,386             48,874
                                                        -----------------   -----------------  -----------------  -----------------
     Net increase (decrease) resulting from operations           660,266             294,901             92,364             47,452
                                                        -----------------   -----------------  -----------------  -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                        994,717             399,918            482,136            524,551
     Participant transfers                                     1,161,529             385,780            192,059             23,920
     Participant withdrawals                                     (73,408)            (14,053)           (13,542)           (27,915)
                                                        -----------------   -----------------  -----------------  -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                         2,082,838             771,645            660,653            520,556
                                                        -----------------   -----------------  -----------------  -----------------
     Net increase (decrease) in net assets                     2,743,104           1,066,546            753,017            568,008

NET ASSETS
     Beginning of period                                         508,467             275,879            110,608             20,947
                                                        -----------------   -----------------  -----------------  -----------------
     End of period                                       $     3,251,571     $     1,342,425    $       863,625    $       588,955
                                                        =================   =================  =================  =================









                       See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                                          PHOENIX-STATE
                                                         STREET RESEARCH
                                                            SMALL CAP-      AIM V.I. CAPITAL   AIM V.I. PREMIER    ALGER AMERICAN
                                                             GROWTH           APPRECIATION          EQUITY        LEVERAGED ALLCAP
                                                           SUBACCOUNT          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                        -----------------   -----------------  -----------------  -----------------
FROM OPERATIONS
     Net investment income (loss)                        $        (8,044)    $       (23,354)   $        (1,170)   $        (5,328)
     Net realized gain (loss)                                     87,332                  26               (730)               (27)
     Net change in unrealized appreciation (depreciation)
         on investments                                          157,272             534,939             36,250            108,528
                                                        -----------------   -----------------  -----------------  -----------------
     Net increase (decrease) resulting from operations           236,560             511,611             34,350            103,173
                                                        -----------------   -----------------  -----------------  -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                      1,007,101           2,682,828            274,186            414,282
     Participant transfers                                       415,908           1,447,069            (72,786)           187,406
     Participant withdrawals                                     (10,559)            (56,571)            (1,097)            (8,312)
                                                        -----------------   -----------------  -----------------  -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                         1,412,450           4,073,326            200,303            593,376
                                                        -----------------   -----------------  -----------------  -----------------
     Net increase (decrease) in net assets                     1,649,010           4,584,937            234,653            696,549

NET ASSETS
     Beginning of period                                          26,803             145,993             31,183            129,883
                                                        -----------------   -----------------  -----------------  -----------------
     End of period                                       $     1,675,813     $     4,730,930    $       265,836    $       826,432
                                                        =================   =================  =================  =================

                                                         FEDERATED FUND      FEDERATED HIGH
                                                             FOR U.S.          INCOME BOND
                                                           GOVERNMENT            FUND II --                           VIP GROWTH
                                                          SECURITIES II      PRIMARY SHARES    VIP CONTRAFUND(R)    OPPORTUNITIES
                                                           SUBACCOUNT          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                        -----------------   -----------------  -----------------  -----------------
FROM OPERATIONS
     Net investment income (loss)                        $        41,492     $        12,080    $       (29,660)   $        (1,836)
     Net realized gain (loss)                                     22,650                 779              3,108                 (8)
     Net change in unrealized appreciation (depreciation)
         on investments                                           98,820             138,303            789,845             53,076
                                                        -----------------   -----------------  -----------------  -----------------
     Net increase (decrease) resulting from operations           162,962             151,162            763,293             51,232
                                                        -----------------   -----------------  -----------------  -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                      9,207,339             895,821          1,333,406            109,896
     Participant transfers                                     9,563,879             718,777          2,520,463            128,171
     Participant withdrawals                                    (490,830)            (17,233)          (119,467)            (1,375)
                                                        -----------------   -----------------  -----------------  -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                        18,280,388           1,597,365          3,734,402            236,692
                                                        -----------------   -----------------  -----------------  -----------------
     Net increase (decrease) in net assets                    18,443,350           1,748,527          4,497,695            287,924

NET ASSETS
     Beginning of period                                       2,011,439             114,674            617,116             54,430
                                                        -----------------   -----------------  -----------------  -----------------
     End of period                                       $    20,454,789     $     1,863,201    $     5,114,811    $       342,354
                                                        =================   =================  =================  =================









                       See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                                                                                   TEMPLETON         TEMPLETON
                                                                              MUTUAL SHARES         FOREIGN            GROWTH
                                                           VIP GROWTH          SECURITIES         SECURITIES         SECURITIES
                                                           SUBACCOUNT          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                        -----------------   -----------------  -----------------  -----------------
FROM OPERATIONS
     Net investment income (loss)                        $       (19,826)    $        (1,259)   $         1,623    $         2,633
     Net realized gain (loss)                                       (419)                259                544                302
     Net change in unrealized appreciation (depreciation)
         on investments                                          497,033             158,428            317,544            349,283
                                                        -----------------   -----------------  -----------------  -----------------
     Net increase (decrease) resulting from operations           476,788             157,428            319,711            352,218
                                                        -----------------   -----------------  -----------------  -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                      2,389,931             517,733            512,407            370,611
     Participant transfers                                     1,137,929             248,381            965,716            799,591
     Participant withdrawals                                     (67,658)             (8,737)           (55,788)           (68,689)
                                                        -----------------   -----------------  -----------------  -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                         3,460,202             757,377          1,422,335          1,101,513
                                                        -----------------   -----------------  -----------------  -----------------
     Net increase (decrease) in net assets                     3,936,990             914,805          1,742,046          1,453,731

NET ASSETS
     Beginning of period                                         188,844             141,546            191,297            353,587
                                                        -----------------   -----------------  -----------------  -----------------
     End of period                                       $     4,125,834     $     1,056,351    $     1,933,343    $     1,807,318
                                                        =================   =================  =================  =================

                                                                                                RYDEX VARIABLE       SCUDDER VIT
                                                         RYDEX VARIABLE      RYDEX VARIABLE      TRUST SECTOR      EAFE(R) EQUITY
                                                           TRUST JUNO          TRUST NOVA          ROTATION            INDEX
                                                          SUBACCOUNT(4)       SUBACCOUNT(2)      SUBACCOUNT(2)       SUBACCOUNT
                                                        -----------------   -----------------  -----------------  -----------------
FROM OPERATIONS
     Net investment income (loss)                        $        (1,867)    $          (611)   $        (1,986)   $        10,462
     Net realized gain (loss)                                       (400)                (63)              (169)               883
     Net change in unrealized appreciation (depreciation)
         on investments                                          (20,455)             17,572             37,137            152,770
                                                        -----------------   -----------------  -----------------  -----------------
     Net increase (decrease) resulting from operations           (22,722)             16,898             34,982            164,115
                                                        -----------------   -----------------  -----------------  -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                        301,437              92,291            258,351            342,250
     Participant transfers                                       212,870              15,383            321,516             54,172
     Participant withdrawals                                      (1,227)               (413)            (1,327)           (16,661)
                                                        -----------------   -----------------  -----------------  -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                           513,080             107,261            578,540            379,761
                                                        -----------------   -----------------  -----------------  -----------------
     Net increase (decrease) in net assets                       490,358             124,159            613,522            543,876

NET ASSETS
     Beginning of period                                               -                   -                  -            205,352
                                                        -----------------   -----------------  -----------------  -----------------
     End of period                                       $       490,358     $       124,159    $       613,522    $       749,228
                                                        =================   =================  =================  =================









                       See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                                                                                                        WANGER
                                                           SCUDDER VIT                          WANGER FOREIGN      INTERNATIONAL
                                                        EQUITY 500 INDEX       TECHNOLOGY           FORTY             SMALL CAP
                                                           SUBACCOUNT          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                        -----------------   -----------------  -----------------  -----------------
FROM OPERATIONS
     Net investment income (loss)                        $       (11,844)    $        (1,426)   $        (1,478)   $       (24,471)
     Net realized gain (loss)                                         83                 214                612                311
     Net change in unrealized appreciation (depreciation)
         on investments                                          635,131              29,759             59,327          1,048,992
                                                        -----------------   -----------------  -----------------  -----------------
     Net increase (decrease) resulting from operations           623,370              28,547             58,461          1,024,832
                                                        -----------------   -----------------  -----------------  -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                      2,266,967             234,145            101,388          2,050,814
     Participant transfers                                     1,274,087              50,177             88,677          1,406,090
     Participant withdrawals                                     (77,623)               (865)            (4,875)           (98,765)
                                                        -----------------   -----------------  -----------------  -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                         3,463,431             283,457            185,190          3,358,139
                                                        -----------------   -----------------  -----------------  -----------------
     Net increase (decrease) in net assets                     4,086,801             312,004            243,651          4,382,971

NET ASSETS
     Beginning of period                                         372,987              19,074             29,779            455,326
                                                        -----------------   -----------------  -----------------  -----------------
     End of period                                       $     4,459,788     $       331,078    $       273,430    $     4,838,297
                                                        =================   =================  =================  =================

                                                                              WANGER U.S.
                                                                                SMALLER
                                                          WANGER TWENTY        COMPANIES
                                                           SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------
FROM OPERATIONS
     Net investment income (loss)                        $        (4,513)   $        (26,896)
     Net realized gain (loss)                                        272                 917
     Net change in unrealized appreciation (depreciation)
         on investments                                           85,346             789,503
                                                        -----------------   -----------------
     Net increase (decrease) resulting from operations            81,105             763,524
                                                        -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                        357,723           1,072,261
     Participant transfers                                       267,436           1,540,422
     Participant withdrawals                                      (5,518)            (98,219)
                                                        -----------------   -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                           619,641           2,514,464
                                                        -----------------   -----------------
     Net increase (decrease) in net assets                       700,746           3,277,988

NET ASSETS
     Beginning of period                                          80,350             625,243
                                                        -----------------   -----------------
     End of period                                       $       781,096     $     3,903,231
                                                        =================   =================




+  Participant transfers include net assets transferred in from Aberdeen New
   Asia on February 7, 2003.
++ Participant transfers include net assets transferred in from MFS Investors
   Growth and Van Kampen Focus Equity on February 14, 2003.

Footnotes for Statements of Changes in Net Assets
For the period ended December 31, 2003

(1)  From inception January 2, 2003 to December 31, 2003.
(2)  From inception June 3, 2003 to December 31, 2003.
(3)  From inception June 16, 2003 to December 31, 2003.
(4)  From inception June 30, 2003 to December 31, 2003.


                       See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002

                                                            PHOENIX-             PHOENIX-                         PHOENIX-ALLIANCE/
                                                            ABERDEEN          ABERDEEN NEW        PHOENIX-AIM         BERNSTEIN
                                                          INTERNATIONAL           ASIA          MID-CAP EQUITY     GROWTH + VALUE
                                                         SUBACCOUNT(13)      SUBACCOUNT(14)      SUBACCOUNT(3)      SUBACCOUNT(6)
                                                        -----------------   -----------------  -----------------  -----------------
FROM OPERATIONS
   Net investment income (loss)                          $           403     $           529    $          (452)   $            29
   Net realized gain (loss)                                         (216)                  1                 10               (231)
   Net unrealized appreciation (depreciation)                     (3,031)             (1,465)            (3,252)              (323)
                                                        -----------------   -----------------  -----------------  -----------------
   Net increase (decrease) resulting from operations              (2,844)               (935)            (3,694)              (525)
                                                        -----------------   -----------------  -----------------  -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                           85,799              18,555             90,206             10,080
   Participant transfers                                          30,380              20,872            122,746              3,516
   Participant withdrawls                                            100                   -               (281)                86
                                                        -----------------   -----------------  -----------------  -----------------
   Net increase (decrease) in net assets resulting
      from participant transactions                              116,279              39,427            212,671             13,682
                                                        -----------------   -----------------  -----------------  -----------------
   Net increase (decrease) in net assets                         113,435              38,492            208,977             13,157

NET ASSETS
   Beginning of period                                                 -                   -                  -                  -
                                                        -----------------   -----------------  -----------------  -----------------
   End of period                                         $       113,435     $        38,492    $       208,977    $        13,157
                                                        =================   =================  =================  =================

                                                                                 PHOENIX-
                                                                                 DEUTSCHE        PHOENIX-DUFF &       PHOENIX-
                                                            PHOENIX-            NASDAQ-100        PHELPS REAL         ENGEMANN
                                                         DEUTSCHE DOW 30        INDEX(R)       ESTATE SECURITIES   CAPITAL GROWTH
                                                          SUBACCOUNT(9)       SUBACCOUNT(14)     SUBACCOUNT(5)      SUBACCOUNT(1)
                                                        -----------------   -----------------  -----------------  -----------------
FROM OPERATIONS
   Net investment income (loss)                          $           405      $          (62)   $         3,714    $          (568)
   Net realized gain (loss)                                           (1)                121              2,230                 (8)
   Net unrealized appreciation (depreciation)                     (1,781)                117             (2,605)           (11,301)
                                                        -----------------    ----------------  -----------------  -----------------
   Net increase (decrease) resulting from operations              (1,377)                176              3,339            (11,877)
                                                        -----------------    ----------------  -----------------  -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                           30,958               7,755            169,338            323,556
   Participant transfers                                          24,601              16,175            252,585             14,280
   Participant withdrawls                                            (17)               (126)            (1,353)               762
                                                        -----------------    ----------------  -----------------  -----------------
   Net increase (decrease) in net assets resulting
      from participant transactions                               55,542              23,804            420,570            338,598
                                                        -----------------    ----------------  -----------------  -----------------
   Net increase (decrease) in net assets                          54,165              23,980            423,909            326,721

NET ASSETS
   Beginning of period                                                 -                   -                  -                  -
                                                        -----------------    ----------------  -----------------  -----------------
   End of period                                         $        54,165      $       23,980    $       423,909    $       326,721
                                                        =================    ================  =================  =================

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002
                                   (CONTINUED)

                                                             PHOENIX-                              PHOENIX-
                                                          ENGEMANN SMALL         PHOENIX-       GOODWIN MULTI-
                                                            & MID-CAP         GOODWIN MONEY      SECTOR FIXED     PHOENIX-HOLLISTER
                                                             GROWTH              MARKET             INCOME          VALUE EQUITY
                                                          SUBACCOUNT(1)       SUBACCOUNT(11)     SUBACCOUNT(8)      SUBACCOUNT(9)
                                                        -----------------   -----------------  -----------------  -----------------
FROM OPERATIONS
   Net investment income (loss)                          $          (132)    $           (16)   $         9,642    $         1,359
   Net realized gain (loss)                                           24                   -                101                 46
   Net unrealized appreciation (depreciation)                        120                   -              8,643            (12,621)
                                                        -----------------   -----------------  -----------------  -----------------
   Net increase (decrease) resulting from operations                  12                 (16)            18,386            (11,216)
                                                        -----------------   -----------------  -----------------  -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                           30,555             544,738            272,448            234,055
   Participant transfers                                           5,593            (181,758)           347,716            175,844
   Participant withdrawls                                             17                (377)            (6,170)                 -
                                                        -----------------   -----------------  -----------------  -----------------
   Net increase (decrease) in net assets resulting
      from participant transactions                               36,165             362,603            613,994            409,899
                                                        -----------------   -----------------  -----------------  -----------------
   Net increase (decrease) in net assets                          36,177             362,587            632,380            398,683

NET ASSETS
   Beginning of period                                                 -                   -                  -                  -
                                                        -----------------   -----------------  -----------------  -----------------
   End of period                                         $        36,177     $       362,587    $       632,380    $       398,683
                                                        =================   =================  =================  =================

                                                          PHOENIX-J.P.
                                                             MORGAN
                                                            RESEARCH          PHOENIX-JANUS      PHOENIX-JANUS      PHOENIX-KAYNE
                                                         ENHANCED INDEX      FLEXIBLE INCOME        GROWTH         LARGE-CAP CORE
                                                         SUBACCOUNT(14)      SUBACCOUNT(13)      SUBACCOUNT(3)      SUBACCOUNT(17)
                                                        -----------------   -----------------  -----------------  -----------------
FROM OPERATIONS
   Net investment income (loss)                          $            54     $         3,826    $          (277)   $            13
   Net realized gain (loss)                                          134               1,139             (1,259)                (2)
   Net unrealized appreciation (depreciation)                     (1,022)              1,967            (10,862)            (1,013)
                                                        -----------------   -----------------  -----------------  -----------------
   Net increase (decrease) resulting from operations                (834)              6,932            (12,398)            (1,002)
                                                        -----------------   -----------------  -----------------  -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                           12,784             215,447            240,761             28,834
   Participant transfers                                          26,410             166,789            (29,966)             4,583
   Participant withdrawls                                           (108)               (752)            (1,879)              (355)
                                                        -----------------   -----------------  -----------------  -----------------
   Net increase (decrease) in net assets resulting
      from participant transactions                               39,086             381,484            208,916             33,062
                                                        -----------------   -----------------  -----------------  -----------------
   Net increase (decrease) in net assets                          38,252             388,416            196,518             32,060

NET ASSETS
   Beginning of period                                                 -                   -                  -                  -
                                                        -----------------   -----------------  -----------------  -----------------
   End of period                                         $        38,252     $       388,416    $       196,518    $        32,060
                                                        =================   =================  =================  =================

                  See Notes to Financial Statements

                 STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIOD ENDED DECEMBER 31, 2002
                             (CONTINUED)

                                                          PHOENIX-KAYNE      PHOENIX-LAZARD                         PHOENIX-LORD
                                                            SMALL-CAP        INTERNATIONAL      PHOENIX-LAZARD      ABBETT BOND-
                                                          QUALITY VALUE      EQUITY SELECT      SMALL-CAP VALUE       DEBENTURE
                                                          SUBACCOUNT(19)     SUBACCOUNT(18)     SUBACCOUNT(15)      SUBACCOUNT(20)
                                                        -----------------   -----------------  -----------------  -----------------
FROM OPERATIONS
   Net investment income (loss)                          $            36     $          (110)   $           (52)   $         1,451
   Net realized gain (loss)                                           25                   -                  6                138
   Net unrealized appreciation (depreciation)                        (70)                 36              1,013               (887)
                                                        -----------------   ----------------   -----------------  -----------------
   Net increase (decrease) resulting from operations                  (9)                (74)               967                702
                                                        -----------------   ----------------   -----------------  -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                           11,224             102,438             16,241             89,667
   Participant transfers                                           4,745              17,344              6,251             12,715
   Participant withdrawls                                              -                 (21)                 -                  -
                                                        -----------------   ----------------   -----------------  -----------------
   Net increase (decrease) in net assets resulting
      from participant transactions                               15,969             119,761             22,492            102,382
                                                        -----------------   ----------------   -----------------  -----------------
   Net increase (decrease) in net assets                          15,960             119,687             23,459            103,084
NET ASSETS
   Beginning of period                                                 -                   -                  -                  -
                                                        -----------------   ----------------   -----------------  -----------------
   End of period                                         $        15,960     $       119,687    $        23,459    $       103,084
                                                        =================   ================   =================  =================

                                                           PHOENIX-LORD       PHOENIX-LORD       PHOENIX-MFS
                                                         ABBETT LARGE-CAP    ABBETT MID-CAP    INVESTORS GROWTH     PHOENIX-MFS
                                                              VALUE              VALUE              STOCK          INVESTORS TRUST
                                                          SUBACCOUNT(18)     SUBACCOUNT(15)      SUBACCOUNT(6)      SUBACCOUNT(2)
                                                        -----------------   -----------------  -----------------  -----------------
FROM OPERATIONS
   Net investment income (loss)                          $           212     $           101    $          (258)   $           (22)
   Net realized gain (loss)                                            -                  (1)              (529)               (25)
   Net unrealized appreciation (depreciation)                     (4,066)               (757)            (2,473)            (3,224)
                                                        ----------------    -----------------  -----------------  -----------------
   Net increase (decrease) resulting from operations              (3,854)               (657)            (3,260)            (3,271)
                                                        ----------------    -----------------  -----------------  -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                          167,395              56,415             81,169             77,182
   Participant transfers                                          33,074              15,879             29,659             21,469
   Participant withdrawls                                           (513)                  3             (4,067)               194
                                                        ----------------    -----------------  -----------------  -----------------
   Net increase (decrease) in net assets resulting
      from participant transactions                              199,956              72,297            106,761             98,845
                                                        ----------------    -----------------  -----------------  -----------------
   Net increase (decrease) in net assets                         196,102              71,640            103,501             95,574

NET ASSETS
   Beginning of period                                                 -                   -                  -                  -
                                                        ----------------    -----------------  -----------------  -----------------
   End of period                                         $       196,102     $        71,640    $       103,501    $        95,574
                                                        ================    =================  =================  =================

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002
                                   (CONTINUED)

                                                                                                   PHOENIX-
                                                                                 PHOENIX-          OAKHURST        PHOENIX-SANFORD
                                                           PHOENIX-MFS       OAKHURST GROWTH      STRATEGIC       BERNSTEIN GLOBAL
                                                              VALUE            AND INCOME         ALLOCATION           VALUE
                                                          SUBACCOUNT(1)       SUBACCOUNT(13)     SUBACCOUNT(1)      SUBACCOUNT(14)
                                                        -----------------   -----------------  -----------------  -----------------
FROM OPERATIONS
   Net investment income (loss)                          $         3,488     $           955    $         1,888    $           169
   Net realized gain (loss)                                           75                  33               (258)                 -
   Net unrealized appreciation (depreciation)                    (12,574)             (5,275)            (3,032)               (56)
                                                        -----------------   -----------------  -----------------  -----------------
   Net increase (decrease) resulting from operations              (9,011)             (4,287)            (1,402)               113
                                                        -----------------   -----------------  -----------------  -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                          226,177             191,661            131,046             11,289
   Participant transfers                                         455,634              42,569            155,379             16,016
   Participant withdrawls                                         (9,974)                (39)              (496)                (7)
                                                        -----------------   -----------------  -----------------  -----------------
   Net increase (decrease) in net assets resulting
      from participant transactions                              671,837             234,191            285,929             27,298
                                                        -----------------   -----------------  -----------------  -----------------
   Net increase (decrease) in net assets                         662,826             229,904            284,527             27,411

NET ASSETS
   Beginning of period                                                 -                   -                  -                  -
                                                        -----------------   -----------------  -----------------  -----------------
   End of period                                         $       662,826     $       229,904    $       284,527    $        27,411
                                                        =================   =================  =================  =================

                                                         PHOENIX-SANFORD     PHOENIX-SANFORD
                                                          BERNSTEIN MID-    BERNSTEIN SMALL-    PHOENIX-SENECA     PHOENIX-SENECA
                                                            CAP VALUE           CAP VALUE       MID-CAP GROWTH     STRATEGIC THEME
                                                          SUBACCOUNT(4)       SUBACCOUNT(4)     SUBACCOUNT(10)      SUBACCOUNT(7)
                                                        -----------------   -----------------  -----------------  -----------------
FROM OPERATIONS
   Net investment income (loss)                          $         1,595     $           444    $          (291)   $           (25)
   Net realized gain (loss)                                       33,260              10,917                 32               (120)
   Net unrealized appreciation (depreciation)                    (36,625)            (17,054)            (6,921)            (1,499)
                                                        -----------------   -----------------  -----------------  -----------------
   Net increase (decrease) resulting from operations              (1,770)             (5,693)            (7,180)            (1,644)
                                                        -----------------   -----------------  -----------------  -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                          185,045             116,143             36,365             26,761
   Participant transfers                                         328,371             165,489             83,286             (4,120)
   Participant withdrawls                                         (3,179)                (60)            (1,863)               (50)
                                                        -----------------   -----------------  -----------------  -----------------
   Net increase (decrease) in net assets resulting
      from participant transactions                              510,237             281,572            117,788             22,591
                                                        -----------------   -----------------  -----------------  -----------------
   Net increase (decrease) in net assets                         508,467             275,879            110,608             20,947

NET ASSETS
   Beginning of period                                                 -                   -                  -                  -
                                                        -----------------   -----------------  -----------------  -----------------
   End of period                                         $       508,467     $       275,879    $       110,608    $        20,947
                                                        =================   =================  =================  =================

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002
                                   (CONTINUED)

                                                          PHOENIX-STATE
                                                         STREET RESEARCH      PHOENIX-VAN
                                                            SMALL-CAP         KAMPEN FOCUS     AIM V.I. CAPITAL   AIM V.I. PREMIER
                                                              GROWTH             EQUITY          APPRECIATION         EQUITY
                                                          SUBACCOUNT(18)      SUBACCOUNT(14)     SUBACCOUNT(12)     SUBACCOUNT(3)
                                                        -----------------   -----------------  -----------------  -----------------
FROM OPERATIONS
   Net investment income (loss)                          $           (24)    $            (9)   $          (200)   $            (6)
   Net realized gain (loss)                                           (1)                  -                (93)                (2)
   Net unrealized appreciation (depreciation)                       (767)                (67)            (6,016)            (2,793)
                                                        -----------------   -----------------  -----------------  -----------------
   Net increase (decrease) resulting from operations                (792)                (76)            (6,309)            (2,801)
                                                        -----------------   -----------------  -----------------  -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                           18,717                   -            101,022             16,494
   Participant transfers                                           9,073               2,746             51,853             17,557
   Participant withdrawls                                           (195)                  -               (573)               (67)
                                                        -----------------   -----------------  -----------------  -----------------
   Net increase (decrease) in net assets resulting
      from participant transactions                               27,595               2,746            152,302             33,984
                                                        -----------------   -----------------  -----------------  -----------------
   Net increase (decrease) in net assets                          26,803               2,670            145,993             31,183

NET ASSETS
   Beginning of period                                                 -                   -                  -                  -
                                                        -----------------   -----------------  -----------------  -----------------
   End of period                                         $        26,803     $         2,670    $       145,993    $        31,183
                                                        =================   =================  =================  =================

                                                                              FEDERATED FUND
                                                          ALGER AMERICAN         FOR U.S.       FEDERATED HIGH
                                                            LEVERAGED          GOVERNMENT         INCOME BOND
                                                             ALLCAP           SECURITIES II         FUND II       VIP CONTRAFUND(R)
                                                          SUBACCOUNT(10)      SUBACCOUNT(5)      SUBACCOUNT(5)      SUBACCOUNT(1)
                                                        -----------------   -----------------  -----------------  -----------------
FROM OPERATIONS
   Net investment income (loss)                          $          (231)    $        (4,635)   $          (304)   $        (1,355)
   Net realized gain (loss)                                           (2)                 65                  9                  8
   Net unrealized appreciation (depreciation)                     (6,649)             31,264              3,897             (8,790)
                                                        -----------------   -----------------  -----------------  -----------------
   Net increase (decrease) resulting from operations              (6,882)             26,694              3,602            (10,137)
                                                        -----------------   -----------------  -----------------  -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                           76,600             998,623             15,434            258,381
   Participant transfers                                          60,234             996,444             95,940            372,963
   Participant withdrawls                                            (69)            (10,322)              (302)            (4,091)
                                                        -----------------   -----------------  -----------------  -----------------
   Net increase (decrease) in net assets resulting
      from participant transactions                              136,765           1,984,745            111,072            627,253
                                                        -----------------   -----------------  -----------------  -----------------
   Net increase (decrease) in net assets                         129,883           2,011,439            114,674            617,116

NET ASSETS
   Beginning of period                                                 -                   -                  -                  -
                                                        -----------------   -----------------  -----------------  -----------------
   End of period                                         $       129,883     $     2,011,439    $       114,674    $       617,116
                                                        =================   =================  =================  =================

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002
                                   (CONTINUED)

                                                                                                                      TEMPLETON
                                                            VIP GROWTH                           MUTUAL SHARES        FOREIGN
                                                          OPPORTUNITIES        VIP GROWTH         SECURITIES          SECURITIES
                                                          SUBACCOUNT(16)      SUBACCOUNT(7)      SUBACCOUNT(5)      SUBACCOUNT(10)
                                                        -----------------   -----------------  -----------------  -----------------
FROM OPERATIONS
   Net investment income (loss)                          $          (129)    $          (441)   $          (175)   $          (513)
   Net realized gain (loss)                                          (40)                267                635                (38)
   Net unrealized appreciation (depreciation)                          9              (5,616)            (3,422)            (5,770)
                                                        -----------------   -----------------  -----------------  -----------------
   Net increase (decrease) resulting from operations                (160)             (5,790)            (2,962)            (6,321)
                                                        -----------------   -----------------  -----------------  -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                           37,029             118,947             86,752             77,195
   Participant transfers                                          17,662              78,083             60,129            120,578
   Participant withdrawls                                           (101)             (2,396)            (2,373)              (155)
                                                        -----------------   -----------------  -----------------  -----------------
   Net increase (decrease) in net assets resulting
      from participant transactions                               54,590             194,634            144,508            197,618
                                                        -----------------   -----------------  -----------------  -----------------
   Net increase (decrease) in net assets                          54,430             188,844            141,546            191,297

NET ASSETS
   Beginning of period                                                 -                   -                  -                  -
                                                        -----------------   -----------------  -----------------  -----------------
   End of period                                         $        54,430     $       188,844    $       141,546    $       191,297
                                                        =================   =================  =================  =================

                                                            TEMPLETON         SCUDDER VIT
                                                             GROWTH          EAFE(R) EQUITY      SCUDDER VIT
                                                           SECURITIES            INDEX         EQUITY 500 INDEX      TECHNOLOGY
                                                          SUBACCOUNT(8)      SUBACCOUNT(14)      SUBACCOUNT(1)      SUBACCOUNT(14)
                                                        -----------------   -----------------  -----------------  -----------------
FROM OPERATIONS
   Net investment income (loss)                          $          (851)    $         2,913    $         3,477    $           (16)
   Net realized gain (loss)                                          (24)                (10)                (5)                 -
   Net unrealized appreciation (depreciation)                    (10,570)             (3,170)           (10,423)            (1,309)
                                                        -----------------   -----------------  -----------------  -----------------
   Net increase (decrease) resulting from operations             (11,445)               (267)            (6,951)            (1,325)
                                                        -----------------   -----------------  -----------------  -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                          115,513             179,957            309,133             17,933
   Participant transfers                                         253,986              26,862             71,498              2,463
   Participant withdrawls                                         (4,467)             (1,200)              (693)                 3
                                                        -----------------   -----------------  -----------------  -----------------
   Net increase (decrease) in net assets resulting
      from participant transactions                              365,032             205,619            379,938             20,399
                                                        -----------------   -----------------  -----------------  -----------------
   Net increase (decrease) in net assets                         353,587             205,352            372,987             19,074

NET ASSETS
   Beginning of period                                                 -                   -                  -                  -
                                                        -----------------   -----------------  -----------------  -----------------
   End of period                                         $       353,587     $       205,352    $       372,987    $        19,074
                                                        =================   =================  =================  =================

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002
                                   (CONTINUED)

                                                                                 WANGER                              WANGER U.S.
                                                         WANGER FOREIGN       INTERNATIONAL                           SMALLER
                                                             FORTY              SMALL CAP        WANGER TWENTY       COMPANIES
                                                         SUBACCOUNT(14)       SUBACCOUNT(5)      SUBACCOUNT(5)      SUBACCOUNT(1)
                                                        -----------------   -----------------  -----------------  -----------------
FROM OPERATIONS
   Net investment income (loss)                          $           (90)    $          (888)   $          (234)   $        (1,557)
   Net realized gain (loss)                                           (7)                (32)                (5)               (15)
   Net unrealized appreciation (depreciation)                       (154)              4,985               (100)             4,594
                                                        -----------------   -----------------  -----------------  -----------------
   Net increase (decrease) resulting from operations                (251)              4,065               (339)             3,022
                                                        -----------------   -----------------  -----------------  -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                           12,405             276,415             42,121            285,596
   Participant transfers                                          17,625             177,916             38,684            343,118
   Participant withdrawls                                              -              (3,070)              (116)            (6,493)
                                                        -----------------   -----------------  -----------------  -----------------
   Net increase (decrease) in net assets resulting
      from participant transactions                               30,030             451,261             80,689            622,221
                                                        -----------------   -----------------  -----------------  -----------------
   Net increase (decrease) in net assets                          29,779             455,326             80,350            625,243

NET ASSETS
   Beginning of period                                                 -                   -                  -                  -
                                                        -----------------   -----------------  -----------------  -----------------
   End of period                                         $        29,779     $       455,326    $        80,350    $       625,243
                                                        =================   =================  =================  =================

     Footnotes for Statements of Changes in Net Assets
     For the period ended December 31, 2002

(1) From inception May 16, 2002 to December 31, 2002.         (11) From inception July 11, 2002 to December 31, 2002.
(2) From inception May 17, 2002 to December 31, 2002.         (12) From inception July 15, 2002 to December 31, 2002.
(3) From inception May 23, 2002 to December 31, 2002.         (13) From inception July 16, 2002 to December 31, 2002.
(4) From inception June 3, 2002 to December 31, 2002.         (14) From inception August 1, 2002 to December 31, 2002.
(5) From inception June 12, 2002 to December 31, 2002.        (15) From inception August 20, 2002 to December 31, 2002.
(6) From inception June 20, 2002 to December 31, 2002.        (16) From inception August 27, 2002 to December 31, 2002.
(7) From inception June 21, 2002 to December 31, 2002.        (17) From inception September 12, 2002 to December 31, 2002.
(8) From inception June 25, 2002 to December 31, 2002.        (18) From inception October 1, 2002 to December 31, 2002.
(9) From inception June 27, 2002 to December 31, 2002.        (19) From inception October 24, 2002 to December 31, 2002.
(10) From inception July 1, 2002 to December 31, 2002.        (20) From inception November 1, 2002 to December 31, 2002.



                        See Notes to Financial Statements

               PHOENIX SPECTRUM EDGE(SM) (DEATH BENEFIT OPTION 2)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 1--ORGANIZATION

  The PHL Variable Accumulation Account (the "Account"), is a separate investment account of PHL Variable Insurance Company ("PHL Variable"). PHL Variable is an indirect, wholly-owned subsidiary of Phoenix Life Insurance Company ("Phoenix"). The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and was established December 7, 1994. The Account currently consists of 54 subaccounts that invest in shares of a specific series of a mutual fund. The mutual funds include The Phoenix Edge Series Fund, AIM Variable Insurance Funds, The Alger American Fund, Federated Insurance Series, Fidelity(R) Variable Insurance Products, Franklin Templeton Variable Insurance Products Trust, The Rydex Variable Trust, Scudder Investments VIT Funds, The Universal Institutional Funds, Inc. and Wanger Advisors Trust (collectively, the "Funds"). As of December 31, 2003, all subaccounts were available for investment.

  Each series has distinct investment objectives as outlined below. Additionally, policyholders also may direct the allocation of their investments between the Account, the Guaranteed Interest Account ("GIA") or the Market Value Adjusted Guaranteed Interest Account ("MVA").

  The investment objectives as listed below in no way conflict with the investment objectives as listed in The Phoenix Edge Series annual report. The investment objectives for all of the Funds can also be found in the various Funds' prospectuses.

------------------------------------------------------------------------------------------------------------------------------------
                     SERIES NAME                                                    INVESTMENT OBJECTIVE
------------------------------------------------------- ----------------------------------------------------------------------------
Phoenix-Aberdeen International Series                   High total return consistent with reasonable risk
------------------------------------------------------- ----------------------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity Series                       Long-term growth of capital
------------------------------------------------------- ----------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series        High total return
------------------------------------------------------- ----------------------------------------------------------------------------
Phoenix-Alliance/Bernstein  Growth + Value Series       Long-term capital growth
------------------------------------------------------- ----------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series     Capital appreciation and income with approximately equal emphasis
------------------------------------------------------- ----------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series                  Intermediate and long-term growth of capital appreciation with income as a secondary consideration
------------------------------------------------------- ----------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth Series          Long-term growth of capital
------------------------------------------------------- ----------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                     As high a level of current income as is consistent with the preservation of capital and maintenance of liquidity
------------------------------------------------------- ----------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series        Long-term total return
------------------------------------------------------- ----------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond Series     To provide high current income while attempting to limit changes in the series' net asset value per share caused by interest rate changes
------------------------------------------------------- ----------------------------------------------------------------------------
Phoenix-Janus Flexible Income Series                    Maximum total return consistent with the preservation of capital
------------------------------------------------------- ----------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                   Long-term capital appreciation with dividend income as a
                                                        secondary consideration
------------------------------------------------------- ----------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series            Long-term capital appreciation with dividend income as a secondary consideration
------------------------------------------------------- ----------------------------------------------------------------------------
Phoenix-Lazard International Equity Select Series       Long-term capital appreciation
------------------------------------------------------- ----------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value Series                   Long-term capital appreciation
------------------------------------------------------- ----------------------------------------------------------------------------
Phoenix-Lazard U.S. Multi-Cap Series                    Long-term capital appreciation
------------------------------------------------------- ----------------------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture Series               High current income and long-term capital appreciation to produce a high total return
------------------------------------------------------- ----------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value Series              Capital appreciation with income as a secondary consideration
------------------------------------------------------- ----------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value Series                Capital appreciation
------------------------------------------------------- ----------------------------------------------------------------------------
Phoenix-MFS Investors Growth Stock Series               Long-term growth of capital and future income rather than current income
------------------------------------------------------- ----------------------------------------------------------------------------
Phoenix-MFS Investors Trust Series                      Long-term growth of capital; secondarily to provide reasonable current income
------------------------------------------------------- ----------------------------------------------------------------------------
Phoenix-MFS Value Series                                Capital appreciation and reasonable income
------------------------------------------------------- ----------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                          To track the total return of the Dow Jones Industrial Average(SM) before fund expenses
------------------------------------------------------- ----------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series             To track the total return of the Nasdaq-100 Index(R) before fund expenses
------------------------------------------------------- ----------------------------------------------------------------------------
Phoenix-Oakhurst Growth and Income Series               Dividend growth, current income and capital appreciation
------------------------------------------------------------------------------------------------------------------------------------

               PHOENIX SPECTRUM EDGE(SM) (DEATH BENEFIT OPTION 2)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

------------------------------------------------------------------------------------------------------------------------------------
                     SERIES NAME                                                    INVESTMENT OBJECTIVE
------------------------------------------------------- ----------------------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation Series            High total return over an extended period of time consistent with prudent investment risk
------------------------------------------------------- ----------------------------------------------------------------------------
Phoenix-Oakhurst Value Equity Series                    Long-term capital appreciation with current income as a secondary consideration
------------------------------------------------------- ----------------------------------------------------------------------------
Phoenix-Sanford Bernstein Global Value Series           Long-term capital growth through investment in equity securities of foreign and U.S. companies
------------------------------------------------------- ----------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series          Long-term capital appreciation with current income as a secondary investment objective
------------------------------------------------------- ----------------------------------------------------------------------------
                                                        Long-term capital appreciation by investing primarily in
Phoenix-Sanford Bernstein Small-Cap Value Series        small-capitalization stocks that appear to be undervalued with current income as a secondary investment objective
------------------------------------------------------- ----------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                    Capital appreciation
------------------------------------------------------- ----------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                   Long-term capital appreciation
------------------------------------------------------- ----------------------------------------------------------------------------
Phoenix-State Street Research Small-Cap Growth Series   Long-term capital growth
------------------------------------------------------- ----------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                      Growth of capital
------------------------------------------------------- ----------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                            Long-term growth of capital with income as a secondary objective
------------------------------------------------------- ----------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio               Long-term capital appreciation
------------------------------------------------------- ----------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II        Current income by investing primarily in a diversified portfolio or U.S.
                                                        government securities
------------------------------------------------------- ----------------------------------------------------------------------------
Federated High Income Bond Fund II                      High current income by investing primarily in a professionally managed, diversified portfolio of fixed income securities
------------------------------------------------------- ----------------------------------------------------------------------------
VIP Contrafund(R) Portfolio                             Long-term capital appreciation
------------------------------------------------------- ----------------------------------------------------------------------------
VIP Growth Opportunities Portfolio                      Capital growth
------------------------------------------------------- ----------------------------------------------------------------------------
VIP Growth Portfolio                                    Capital appreciation
------------------------------------------------------- ----------------------------------------------------------------------------
Mutual Shares Securities Fund                           Capital appreciation with income as a secondary goal
------------------------------------------------------- ----------------------------------------------------------------------------
Templeton Foreign Securities Fund                       Long-term capital growth
------------------------------------------------------- ----------------------------------------------------------------------------
Templeton Growth Securities Fund                        Long-term capital growth
------------------------------------------------------- ----------------------------------------------------------------------------
                                                        To provide investment results that will inversely correlate to the price
Rydex Variable Trust Juno Fund                          movements of a benchmark for U.S. Treasury debt instruments or futures contract on a specified debt instrument. The Fund's current benchmark is the inverse of the daily price movement of the Long Treasury Bond
------------------------------------------------------- ----------------------------------------------------------------------------
                                                        To provide investment results that match the performance of a specific
Rydex Variable Trust Nova Fund                          benchmark on a daily basis. The Fund's current benchmark is 150% of the performance of the S&P 500(R) Index (the "underlying index")
------------------------------------------------------- ----------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund               Long-term capital appreciation
------------------------------------------------------- ----------------------------------------------------------------------------
                                                        Match the performance of the Morgan Stanley Capital International EAFE(R)
Scudder VIT EAFE(R) Equity Index Fund                   Index which emphasizes stocks of companies in major markets in Europe,
                                                        Australasia and the Far East
------------------------------------------------------- ----------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                       Match the performance of the Standard & Poor's 500 Composite Stock Price
                                                        Index which emphasizes stocks of large U.S. companies
------------------------------------------------------- ----------------------------------------------------------------------------
Technology Portfolio                                    Long-term capital appreciation
------------------------------------------------------- ----------------------------------------------------------------------------
Wanger Foreign Forty                                    Long-term growth of capital
------------------------------------------------------- ----------------------------------------------------------------------------
Wanger International Small Cap                          Long-term growth of capital
------------------------------------------------------- ----------------------------------------------------------------------------
Wanger Twenty                                           Long-term growth of capital
------------------------------------------------------- ----------------------------------------------------------------------------
Wanger U.S. Smaller Companies                           Long-term growth of capital
------------------------------------------------------------------------------------------------------------------------------------

               PHOENIX SPECTRUM EDGE(SM) (DEATH BENEFIT OPTION 2)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES

  A. VALUATION OF INVESTMENTS: Investments are made exclusively in the funds and are valued at the net asset values per share of the respective series.

  B. INVESTMENT TRANSACTIONS AND RELATED INCOME: Investment transactions are recorded on the trade date. Realized gains and losses include capital gain distributions from the funds as well as gains and losses on sales of shares in the funds determined on the LIFO (last in, first out) basis.

  C. INCOME TAXES: The Account is not a separate entity from PHL Variable and under current federal income tax law, income arising from the Account is not taxed since reserves are established equivalent to such income. Therefore, no provision for related federal taxes is required.

  D. DISTRIBUTIONS: Distributions from the Funds are recorded by each subaccount on the ex-dividend date.

  E. USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, disclosure of contingent assets and liabilities, revenues and expenses. Actual results could differ from those estimates.

  F. CONTRACTS IN PAYOUT (ANNUITIZATION) PERIOD: As of December 31, 2003, there were no contracts in the payout (annuitization) period.

               PHOENIX SPECTRUM EDGE(SM) (DEATH BENEFIT OPTION 2)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 3--PURCHASES AND PROCEEDS FROM SALES OF SHARES OF THE FUNDS
    Purchases and proceeds from sales of shares of the Funds for the period ended December 31, 2003 aggregated the following:

SUBACCOUNT                                                                 PURCHASES                              SALES
----------                                                                 ---------                              -----
THE PHOENIX EDGE SERIES FUND
----------------------------
      Phoenix-Aberdeen International Series                          $             675,646                $             132,341
      Phoenix-AIM Mid-Cap Equity Series                                            528,641                               30,878
      Phoenix-Alliance/Bernstein Enhanced Index Series                             194,875                               15,419
      Phoenix-Alliance/Bernstein Growth + Value Series                             212,557                               14,607
      Phoenix-Duff & Phelps Real Estate Securities Series                        2,290,543                              153,920
      Phoenix-Engemann Capital Growth Series                                     1,402,843                               43,110
      Phoenix-Engemann Small & Mid-Cap Growth Series                               736,191                               45,179
      Phoenix-Goodwin Money Market Series                                        5,943,088                            1,805,756
      Phoenix-Goodwin Multi-Sector Fixed Income Series                           3,480,526                              297,268
      Phoenix-Goodwin Multi-Sector Short Term Bond Series                          909,011                               41,745
      Phoenix-Janus Flexible Income Series                                       3,037,400                              269,162
      Phoenix-Kayne Rising Dividends Series                                        860,745                               20,071
      Phoenix-Kayne Small-Cap Quality Value Series                                 454,816                               27,319
      Phoenix-Lazard International Equity Select Series                          8,064,920                              278,611
      Phoenix-Lazard Small-Cap Value Series                                        259,780                               32,042
      Phoenix-Lazard U.S. Multi-Cap Series                                          78,440                               20,976
      Phoenix-Lord Abbett Bond-Debenture Series                                  1,224,794                               85,250
      Phoenix-Lord Abbett Large-Cap Value Series                                 8,310,286                              150,395
      Phoenix-Lord Abbett Mid-Cap Value Series                                     919,661                               27,958
      Phoenix-MFS Investors Growth Stock Series                                  2,374,450                               96,244
      Phoenix-MFS Investors Trust Series                                           161,864                               33,489
      Phoenix-MFS Value Series                                                   2,293,315                              125,003
      Phoenix-Northern Dow 30 Series                                               681,768                               17,232
      Phoenix-Northern Nasdaq-100 Index(R) Series                                  884,171                               27,496
      Phoenix-Oakhurst Growth and Income Series                                  4,648,677                              129,469
      Phoenix-Oakhurst Strategic Allocation Series                               1,602,397                               61,489
      Phoenix-Oakhurst Value Equity Series                                         887,706                               71,872
      Phoenix-Sanford Bernstein Global Value Series                                118,287                                4,413
      Phoenix-Sanford Bernstein Mid-Cap Value Series                             2,386,744                              223,892
      Phoenix-Sanford Bernstein Small-Cap Value Series                             878,438                               96,011
      Phoenix-Seneca Mid-Cap Growth Series                                         832,384                              176,565
      Phoenix-Seneca Strategic Theme Series                                        566,711                               48,040
      Phoenix-State Street Research Small-Cap Growth Series                      1,532,894                               39,496

               PHOENIX SPECTRUM EDGE(SM) (DEATH BENEFIT OPTION 2)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 3--PURCHASES AND PROCEEDS FROM SALES OF SHARES OF THE FUNDS (CONTINUED)

SUBACCOUNT                                                                 PURCHASES                              SALES
----------                                                                 ---------                              -----
AIM VARIABLE INSURANCE FUNDS -- SERIES I SHARES
-----------------------------------------------
      AIM V.I. Capital Appreciation Fund                             $           4,241,268                $             186,393
      AIM V.I. Premier Equity Fund                                                 526,783                              327,383

THE ALGER AMERICAN FUND -- CLASS O SHARES
-----------------------------------------
      Alger American Leveraged AllCap Portfolio                                    606,524                               17,679

FEDERATED INSURANCE SERIES
--------------------------
      Federated Fund for U.S. Government Securities II                          18,758,501                              393,966
      Federated High Income Bond Fund II -- Primary Shares                       1,777,621                              166,364

FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- SERVICE CLASS
--------------------------------------------------------
      VIP Contrafund(R) Portfolio                                                4,022,695                              313,142
      VIP Growth Opportunities Portfolio                                           244,956                                9,788
      VIP Growth Portfolio                                                       3,548,481                              103,994

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2
---------------------------------------------------------------
      Mutual Shares Securities Fund                                                795,044                               37,909
      Templeton Foreign Securities Fund                                          1,496,030                               70,214
      Templeton Growth Securities Fund                                           1,181,604                               75,891

THE RYDEX VARIABLE TRUST
------------------------
      Rydex Variable Trust Juno Fund                                               539,540                               27,802
      Rydex Variable Trust Nova Fund                                               142,425                               35,641
      Rydex Variable Trust Sector Rotation Fund                                    595,471                               18,416

SCUDDER INVESTMENTS VIT FUNDS -- CLASS A
----------------------------------------
      Scudder VIT EAFE(R) Equity Index Fund                                        504,514                              116,859
      Scudder VIT Equity 500 Index Fund                                          3,530,994                               79,175

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. -- CLASS I SHARES
---------------------------------------------------------
      Technology Portfolio                                                         288,002                                5,643

WANGER ADVISORS TRUST
---------------------
      Wanger Foreign Forty                                                         222,745                               38,772
      Wanger International Small Cap                                             3,452,247                              113,863
      Wanger Twenty                                                                652,365                               36,489
      Wanger U.S. Smaller Companies                                              2,598,161                              107,078

               PHOENIX SPECTRUM EDGE(SM) (DEATH BENEFIT OPTION 2)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS
   A summary of Financial Highlights of the Account for the periods ended December 31, 2003 and 2002 follows:

                                                                                                          PERIOD ENDED
                                                                                                          DECEMBER 31,
                                                                                                 ------------------------------
SUBACCOUNT                                                                                           2003             2002
----------                                                                                       -------------    -------------

THE PHOENIX EDGE SERIES FUND
----------------------------
     PHOENIX-ABERDEEN INTERNATIONAL SERIES(13)
     Accumulation units outstanding                                                                   377,790           65,864
     Unit value                                                                                     $2.242682        $1.722250
     Net assets (thousands)                                                                              $847             $113
     Mortality and expense ratio                                                                        1.25%            1.25% (25)
     Net investment income ratio                                                                        0.83%            1.33% (25)
     Total return                                                                                      30.22%           (8.72%)


     PHOENIX-AIM MID-CAP EQUITY SERIES(3)
     Accumulation units outstanding                                                                   372,507          113,800
     Unit value                                                                                     $2.324667        $1.836359
     Net assets (thousands)                                                                              $866             $209
     Mortality and expense ratio                                                                        1.25%            1.25% (25)
     Net investment income ratio                                                                       (1.29%)          (1.26%)(25)
     Total return                                                                                      26.59%          (16.81%)


     PHOENIX-ALLIANCE/BERNSTEIN ENHANCED INDEX SERIES(14)
     Accumulation units outstanding                                                                   127,867           24,985
     Unit value                                                                                     $1.908444        $1.531001
     Net assets (thousands)                                                                              $244              $38
     Mortality and expense ratio                                                                        1.25%            1.25% (25)
     Net investment income ratio                                                                        0.14%            0.85% (25)
     Total return                                                                                      24.65%           (0.72%)


     PHOENIX-ALLIANCE/BERNSTEIN GROWTH + VALUE SERIES(6)
     Accumulation units outstanding                                                                   124,930            8,708
     Unit value                                                                                     $1.880708        $1.510806
     Net assets (thousands)                                                                              $235              $13
     Mortality and expense ratio                                                                        1.25%            1.25% (25)
     Net investment income ratio                                                                       (0.35%)           1.05% (25)
     Total return                                                                                      24.48%           (1.47%)


     PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES SERIES(5)
     Accumulation units outstanding                                                                   945,517          187,290
     Unit value                                                                                     $3.090458        $2.263388
     Net assets (thousands)                                                                            $2,922             $424
     Mortality and expense ratio                                                                        1.25%            1.25% (25)
     Net investment income ratio                                                                        2.60%            3.73% (25)
     Total return                                                                                      36.54%           (1.28%)

               PHOENIX SPECTRUM EDGE(SM) (DEATH BENEFIT OPTION 2)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                          PERIOD ENDED
                                                                                                          DECEMBER 31,
                                                                                                 ------------------------------
SUBACCOUNT                                                                                           2003             2002
----------                                                                                       -------------    -------------

     PHOENIX-ENGEMANN CAPITAL GROWTH SERIES(1)
     Accumulation units outstanding                                                                 1,032,863          217,925
     Unit value                                                                                     $1.872679        $1.499238
     Net assets (thousands)                                                                            $1,934             $327
     Mortality and expense ratio                                                                        1.25%            1.25% (25)
     Net investment income ratio                                                                       (1.23%)          (1.24%)(25)
     Total return                                                                                      24.91%          (17.46%)


     PHOENIX-ENGEMANN SMALL & MID-CAP GROWTH SERIES(1)
     Accumulation units outstanding                                                                   411,823           24,409
     Unit value                                                                                     $2.142974        $1.482076
     Net assets (thousands)                                                                              $883              $36
     Mortality and expense ratio                                                                        1.25%            1.25% (25)
     Net investment income ratio                                                                       (1.30%)          (1.25%)(25)
     Total return                                                                                      44.59%          (16.88%)


     PHOENIX-GOODWIN MONEY MARKET SERIES(11)
     Accumulation units outstanding                                                                 2,256,240          180,943
     Unit value                                                                                     $1.992371        $2.003869
     Net assets (thousands)                                                                            $4,495             $363
     Mortality and expense ratio                                                                        1.25%            1.25% (25)
     Net investment income ratio                                                                       (0.64%)          (0.02%)(25)
     Total return                                                                                      (0.57%)           0.01%


     PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME SERIES(8)
     Accumulation units outstanding                                                                 1,618,115          291,735
     Unit value                                                                                     $2.452561        $2.167651
     Net assets (thousands)                                                                            $3,969             $632
     Mortality and expense ratio                                                                        1.25%            1.25% (25)
     Net investment income ratio                                                                        5.81%            8.99% (25)
     Total return                                                                                      13.14%            6.14%


     PHOENIX-GOODWIN MULTI-SECTOR SHORT TERM BOND SERIES(23)
     Accumulation units outstanding                                                                   854,269                -
     Unit value                                                                                     $1.022117                -
     Net assets (thousands)                                                                              $873                -
     Mortality and expense ratio                                                                        1.25% (25)           -
     Net investment income ratio                                                                        6.73% (25)           -
     Total return                                                                                       0.86%                -

               PHOENIX SPECTRUM EDGE(SM) (DEATH BENEFIT OPTION 2)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                          PERIOD ENDED
                                                                                                          DECEMBER 31,
                                                                                                 ------------------------------
SUBACCOUNT                                                                                           2003             2002
----------                                                                                       -------------    -------------

     PHOENIX-JANUS FLEXIBLE INCOME SERIES(13)
     Accumulation units outstanding                                                                 1,378,775          180,283
     Unit value                                                                                     $2.263458        $2.154480
     Net assets (thousands)                                                                            $3,121             $388
     Mortality and expense ratio                                                                        1.25%            1.25% (25)
     Net investment income ratio                                                                        2.78%            7.94% (25)
     Total return                                                                                       5.06%            6.20%


     PHOENIX-KAYNE RISING DIVIDENDS SERIES(17)
     Accumulation units outstanding                                                                   413,967           16,684
     Unit value                                                                                     $2.259965        $1.921604
     Net assets (thousands)                                                                              $936              $32
     Mortality and expense ratio                                                                        1.25%            1.25% (25)
     Net investment income ratio                                                                        0.10%            0.40% (25)
     Total return                                                                                      17.61%           (0.50%)


     PHOENIX-KAYNE SMALL-CAP QUALITY VALUE SERIES(19)
     Accumulation units outstanding                                                                   206,134            7,939
     Unit value                                                                                     $2.387813        $2.010314
     Net assets (thousands)                                                                              $492              $16
     Mortality and expense ratio                                                                        1.25%            1.25% (25)
     Net investment income ratio                                                                        0.64%            5.12% (25)
     Total return                                                                                      18.78%            3.00%


     PHOENIX-LAZARD INTERNATIONAL EQUITY SELECT SERIES(18)
     Accumulation units outstanding                                                                 3,751,378           62,786
     Unit value                                                                                     $2.443713        $1.906259
     Net assets (thousands)                                                                            $9,167             $120
     Mortality and expense ratio                                                                        1.25%            1.25% (25)
     Net investment income ratio                                                                        0.16%           (1.26%)(25)
     Total return                                                                                      28.19%            5.59%


     PHOENIX-LAZARD SMALL-CAP VALUE SERIES(15)
     Accumulation units outstanding                                                                   112,666           12,042
     Unit value                                                                                     $2.673066        $1.948160
     Net assets (thousands)                                                                              $301              $23
     Mortality and expense ratio                                                                        1.25%            1.25% (25)
     Net investment income ratio                                                                       (1.13%)          (0.94%)(25)
     Total return                                                                                      37.21%           (5.40%)

               PHOENIX SPECTRUM EDGE(SM) (DEATH BENEFIT OPTION 2)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                          PERIOD ENDED
                                                                                                          DECEMBER 31,
                                                                                                 ------------------------------
SUBACCOUNT                                                                                           2003             2002
----------                                                                                       -------------    -------------

     PHOENIX-LAZARD U.S. MULTI-CAP SERIES(21)
     Accumulation units outstanding                                                                    24,881                -
     Unit value                                                                                     $2.543766                -
     Net assets (thousands)                                                                               $63                -
     Mortality and expense ratio                                                                        1.25% (25)           -
     Net investment income ratio                                                                       (0.29%)(25)           -
     Total return                                                                                      23.90%                -


     PHOENIX-LORD ABBETT BOND-DEBENTURE SERIES(20)
     Accumulation units outstanding                                                                   522,496           48,694
     Unit value                                                                                     $2.461729        $2.116974
     Net assets (thousands)                                                                            $1,286             $103
     Mortality and expense ratio                                                                        1.25%            1.25% (25)
     Net investment income ratio                                                                        5.23%           26.68% (25)
     Total return                                                                                      16.29%            3.68%


     PHOENIX-LORD ABBETT LARGE-CAP VALUE SERIES(18)
     Accumulation units outstanding                                                                 3,761,838           99,282
     Unit value                                                                                     $2.540333        $1.975202
     Net assets (thousands)                                                                            $9,556             $196
     Mortality and expense ratio                                                                        1.25%            1.25% (25)
     Net investment income ratio                                                                       (0.28%)           1.81% (25)
     Total return                                                                                      28.61%            6.08%


     PHOENIX-LORD ABBETT MID-CAP VALUE SERIES(15)
     Accumulation units outstanding                                                                   450,852           35,981
     Unit value                                                                                     $2.447254        $1.991092
     Net assets (thousands)                                                                            $1,103              $72
     Mortality and expense ratio                                                                        1.25%            1.25% (25)
     Net investment income ratio                                                                       (0.28%)           1.40% (25)
     Total return                                                                                      22.91%           (1.95%)


     PHOENIX-MFS INVESTORS GROWTH STOCK SERIES(3)
     Accumulation units outstanding                                                                 1,583,930          137,791
     Unit value                                                                                     $1.712549        $1.435302
     Net assets (thousands)                                                                            $2,713             $197
     Mortality and expense ratio                                                                        1.25%            1.25% (25)
     Net investment income ratio                                                                       (1.28%)          (1.24%)(25)
     Total return                                                                                      19.32%          (21.01%)

               PHOENIX SPECTRUM EDGE(SM) (DEATH BENEFIT OPTION 2)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                          PERIOD ENDED
                                                                                                          DECEMBER 31,
                                                                                                 ------------------------------
SUBACCOUNT                                                                                           2003             2002
----------                                                                                       -------------    -------------

     PHOENIX-MFS INVESTORS TRUST SERIES(2)
     Accumulation units outstanding                                                                   134,716           60,234
     Unit value                                                                                     $1.920412        $1.586715
     Net assets (thousands)                                                                              $259              $96
     Mortality and expense ratio                                                                        1.25%            1.25% (25)
     Net investment income ratio                                                                       (0.53%)          (0.07%)(25)
     Total return                                                                                      21.03%          (18.56%)


     PHOENIX-MFS VALUE SERIES(1)
     Accumulation units outstanding                                                                 1,552,780          379,890
     Unit value                                                                                     $2.151120        $1.744783
     Net assets (thousands)                                                                            $3,340             $663
     Mortality and expense ratio                                                                        1.25%            1.25% (25)
     Net investment income ratio                                                                        0.77%            2.63% (25)
     Total return                                                                                      23.29%          (17.18%)


     PHOENIX-NORTHERN DOW 30 SERIES(9)
     Accumulation units outstanding                                                                   387,683           31,643
     Unit value                                                                                     $2.153546        $1.711726
     Net assets (thousands)                                                                              $835              $54
     Mortality and expense ratio                                                                        1.25%            1.25% (25)
     Net investment income ratio                                                                        0.73%            4.18% (25)
     Total return                                                                                      25.81%           (9.83%)


     PHOENIX-NORTHERN NASDAQ-100 INDEX(R) SERIES(14)
     Accumulation units outstanding                                                                   547,325           19,334
     Unit value                                                                                     $1.823094        $1.240279
     Net assets (thousands)                                                                              $998              $24
     Mortality and expense ratio                                                                        1.25%            1.25% (25)
     Net investment income ratio                                                                       (1.29%)          (1.23%)(25)
     Total return                                                                                      46.99%            7.13%


     PHOENIX-OAKHURST GROWTH AND INCOME SERIES(13)
     Accumulation units outstanding                                                                 2,727,584          147,712
     Unit value                                                                                     $1.959113        $1.556437
     Net assets (thousands)                                                                            $5,344             $230
     Mortality and expense ratio                                                                        1.25%            1.25% (25)
     Net investment income ratio                                                                        0.23%            3.89% (25)
     Total return                                                                                      25.87%           (3.06%)

               PHOENIX SPECTRUM EDGE(SM) (DEATH BENEFIT OPTION 2)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                          PERIOD ENDED
                                                                                                          DECEMBER 31,
                                                                                                 ------------------------------
SUBACCOUNT                                                                                           2003             2002
----------                                                                                       -------------    -------------

     PHOENIX-OAKHURST STRATEGIC ALLOCATION SERIES(1)
     Accumulation units outstanding                                                                   956,228          160,922
     Unit value                                                                                     $2.093022        $1.768116
     Net assets (thousands)                                                                            $2,001             $285
     Mortality and expense ratio                                                                        1.25%            1.25% (25)
     Net investment income ratio                                                                        1.71%            3.45% (25)
     Total return                                                                                      18.38%          (10.22%)


     PHOENIX-OAKHURST VALUE EQUITY SERIES(9)
     Accumulation units outstanding                                                                   738,637          250,880
     Unit value                                                                                     $1.943954        $1.589137
     Net assets (thousands)                                                                            $1,436             $399
     Mortality and expense ratio                                                                        1.25%            1.25% (25)
     Net investment income ratio                                                                       (0.32%)           1.74% (25)
     Total return                                                                                      22.33%          (16.20%)


     PHOENIX-SANFORD BERNSTEIN GLOBAL VALUE SERIES(14)
     Accumulation units outstanding                                                                    73,712           15,919
     Unit value                                                                                     $2.257987        $1.721938
     Net assets (thousands)                                                                              $166              $27
     Mortality and expense ratio                                                                        1.25%            1.25% (25)
     Net investment income ratio                                                                        1.15%            6.38% (25)
     Total return                                                                                      31.13%            0.30%


     PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE SERIES(4)
     Accumulation units outstanding                                                                 1,215,307          264,567
     Unit value                                                                                     $2.675515        $1.921884
     Net assets (thousands)                                                                            $3,252             $508
     Mortality and expense ratio                                                                        1.25%            1.25% (25)
     Net investment income ratio                                                                       (0.99%)           1.61% (25)
     Total return                                                                                      39.21%          (17.06%)


     PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE SERIES(4)
     Accumulation units outstanding                                                                   491,229          143,417
     Unit value                                                                                     $2.732786        $1.923620
     Net assets (thousands)                                                                            $1,342             $276
     Mortality and expense ratio                                                                        1.25%            1.25% (25)
     Net investment income ratio                                                                       (1.30%)           0.68% (25)
     Total return                                                                                      42.06%          (16.69%)

               PHOENIX SPECTRUM EDGE(SM) (DEATH BENEFIT OPTION 2)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                          PERIOD ENDED
                                                                                                          DECEMBER 31,
                                                                                                 ------------------------------
SUBACCOUNT                                                                                           2003             2002
----------                                                                                       -------------    -------------

     PHOENIX-SENECA MID-CAP GROWTH SERIES(10)
     Accumulation units outstanding                                                                   498,277           81,190
     Unit value                                                                                     $1.733225        $1.362346
     Net assets (thousands)                                                                              $864             $111
     Mortality and expense ratio                                                                        1.25%            1.25% (25)
     Net investment income ratio                                                                       (1.28%)          (1.24%)(25)
     Total return                                                                                      27.22%          (17.81%)


     PHOENIX-SENECA STRATEGIC THEME SERIES(7)
     Accumulation units outstanding                                                                   329,035           15,862
     Unit value                                                                                     $1.789944        $1.320536
     Net assets (thousands)                                                                              $589              $21
     Mortality and expense ratio                                                                        1.25%            1.25% (25)
     Net investment income ratio                                                                       (1.28%)          (1.24%)(25)
     Total return                                                                                      35.55%          (16.44%)


     PHOENIX-STATE STREET RESEARCH SMALL-CAP GROWTH SERIES(18)
     Accumulation units outstanding                                                                   551,208           13,354
     Unit value                                                                                     $3.040254        $2.007167
     Net assets (thousands)                                                                            $1,676              $27
     Mortality and expense ratio                                                                        1.25%            1.25% (25)
     Net investment income ratio                                                                       (1.30%)          (1.23%)(25)
     Total return                                                                                      51.47%           (1.97%)


AIM VARIABLE INSURANCE FUNDS -- SERIES I SHARES
-----------------------------------------------
     AIM V.I. CAPITAL APPRECIATION FUND(12)
     Accumulation units outstanding                                                                 2,410,138           95,128
     Unit value                                                                                     $1.962929        $1.534708
     Net assets (thousands)                                                                            $4,731             $146
     Mortality and expense ratio                                                                        1.25%            1.25% (25)
     Net investment income ratio                                                                       (1.29%)          (1.23%)(25)
     Total return                                                                                      27.90%           (5.25%)


     AIM V.I. PREMIER EQUITY FUND(3)
     Accumulation units outstanding                                                                   153,464           22,235
     Unit value                                                                                     $1.732236        $1.402418
     Net assets (thousands)                                                                              $266              $31
     Mortality and expense ratio                                                                        1.25%            1.25% (25)
     Net investment income ratio                                                                       (0.79%)          (0.07%)(25)
     Total return                                                                                      23.52%          (22.12%)

               PHOENIX SPECTRUM EDGE(SM) (DEATH BENEFIT OPTION 2)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                          PERIOD ENDED
                                                                                                          DECEMBER 31,
                                                                                                 ------------------------------
SUBACCOUNT                                                                                           2003             2002
----------                                                                                       -------------    -------------

THE ALGER AMERICAN FUND -- CLASS O SHARES
-----------------------------------------
     ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO(10)
     Accumulation units outstanding                                                                   463,837           96,984
     Unit value                                                                                     $1.781729        $1.339215
     Net assets (thousands)                                                                              $826             $130
     Mortality and expense ratio                                                                        1.25%            1.25% (25)
     Net investment income ratio                                                                       (1.28%)          (1.23%)(25)
     Total return                                                                                      33.04%          (15.37%)


FEDERATED INSURANCE SERIES
--------------------------
     FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II(5)
     Accumulation units outstanding                                                                 9,478,630          942,217
     Unit value                                                                                     $2.157990        $2.134806
     Net assets (thousands)                                                                           $20,455           $2,011
     Mortality and expense ratio                                                                        1.25%            1.25% (25)
     Net investment income ratio                                                                        0.40%           (1.27%)(25)
     Total return                                                                                       1.09%            4.91%


     FEDERATED HIGH INCOME BOND FUND II -- PRIMARY SHARES(5)
     Accumulation units outstanding                                                                   774,712           57,546
     Unit value                                                                                     $2.405025        $1.992747
     Net assets (thousands)                                                                            $1,863             $115
     Mortality and expense ratio                                                                        1.25%            1.25% (25)
     Net investment income ratio                                                                        1.40%           (1.27%)(25)
     Total return                                                                                      20.69%           (1.80%)


FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- SERVICE CLASS
--------------------------------------------------------
     VIP CONTRAFUND(R) PORTFOLIO(1)
     Accumulation units outstanding                                                                 2,198,361          336,189
     Unit value                                                                                     $2.326648        $1.835623
     Net assets (thousands)                                                                            $5,115             $617
     Mortality and expense ratio                                                                        1.25%            1.25% (25)
     Net investment income ratio                                                                       (1.11%)          (1.25%)(25)
     Total return                                                                                      26.75%          (13.79%)


     VIP GROWTH OPPORTUNITIES PORTFOLIO(16)
     Accumulation units outstanding                                                                   170,564           34,722
     Unit value                                                                                     $2.007197        $1.567607
     Net assets (thousands)                                                                              $342              $54
     Mortality and expense ratio                                                                        1.25%            1.25% (25)
     Net investment income ratio                                                                       (0.98%)          (1.24%)(25)
     Total return                                                                                      28.04%           (5.37%)

               PHOENIX SPECTRUM EDGE(SM) (DEATH BENEFIT OPTION 2)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                          PERIOD ENDED
                                                                                                          DECEMBER 31,
                                                                                                 ------------------------------
SUBACCOUNT                                                                                           2003             2002
----------                                                                                       -------------    -------------

     VIP GROWTH PORTFOLIO(7)
     Accumulation units outstanding                                                                 2,254,013          135,278
     Unit value                                                                                     $1.830439        $1.395967
     Net assets (thousands)                                                                            $4,126             $189
     Mortality and expense ratio                                                                        1.25%            1.25% (25)
     Net investment income ratio                                                                       (1.24%)          (1.30%)(25)
     Total return                                                                                      31.12%          (14.38%)


FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2
---------------------------------------------------------------
     MUTUAL SHARES SECURITIES FUND(5)
     Accumulation units outstanding                                                                   476,525           78,911
     Unit value                                                                                     $2.216777        $1.793733
     Net assets (thousands)                                                                            $1,056             $142
     Mortality and expense ratio                                                                        1.25%            1.25% (25)
     Net investment income ratio                                                                       (0.21%)          (0.50%)(25)
     Total return                                                                                      23.58%          (12.11%)


     TEMPLETON FOREIGN SECURITIES FUND(10)
     Accumulation units outstanding                                                                   902,728          116,619
     Unit value                                                                                     $2.141670        $1.640357
     Net assets (thousands)                                                                            $1,933             $191
     Mortality and expense ratio                                                                        1.25%            1.25% (25)
     Net investment income ratio                                                                        0.18%           (1.25%)(25)
     Total return                                                                                      30.56%          (18.46%)


     TEMPLETON GROWTH SECURITIES FUND(8)
     Accumulation units outstanding                                                                   844,803          215,663
     Unit value                                                                                     $2.139336        $1.639532
     Net assets (thousands)                                                                            $1,807             $354
     Mortality and expense ratio                                                                        1.25%            1.25% (25)
     Net investment income ratio                                                                        0.25%           (1.25%)(25)
     Total return                                                                                      30.48%          (14.90%)


THE RYDEX VARIABLE TRUST
------------------------
     RYDEX VARIABLE TRUST JUNO FUND(24)
     Accumulation units outstanding                                                                   466,282                -
     Unit value                                                                                     $1.051631                -
     Net assets (thousands)                                                                              $490                -
     Mortality and expense ratio                                                                        1.25% (25)           -
     Net investment income ratio                                                                       (1.25%)(25)           -
     Total return                                                                                       4.42%                -

               PHOENIX SPECTRUM EDGE(SM) (DEATH BENEFIT OPTION 2)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                          PERIOD ENDED
                                                                                                          DECEMBER 31,
                                                                                                 ------------------------------
SUBACCOUNT                                                                                           2003             2002
----------                                                                                       -------------    -------------

     RYDEX VARIABLE TRUST NOVA FUND(22)
     Accumulation units outstanding                                                                   102,171                -
     Unit value                                                                                     $1.215223                -
     Net assets (thousands)                                                                              $124                -
     Mortality and expense ratio                                                                        1.25% (25)           -
     Net investment income ratio                                                                       (1.29%)(25)           -
     Total return                                                                                      20.71%                -


     RYDEX VARIABLE TRUST SECTOR ROTATION FUND(22)
     Accumulation units outstanding                                                                   532,178                -
     Unit value                                                                                     $1.152852                -
     Net assets (thousands)                                                                              $614                -
     Mortality and expense ratio                                                                        1.25% (25)           -
     Net investment income ratio                                                                       (1.28%)(25)           -
     Total return                                                                                      15.16%                -


SCUDDER INVESTMENTS VIT FUNDS -- CLASS A
----------------------------------------
     SCUDDER VIT EAFE(R) EQUITY INDEX FUND(14)
     Accumulation units outstanding                                                                   362,523          130,849
     Unit value                                                                                     $2.066704        $1.569387
     Net assets (thousands)                                                                              $749             $205
     Mortality and expense ratio                                                                        1.25%            1.25% (25)
     Net investment income ratio                                                                        2.32%           15.82% (25)
     Total return                                                                                      31.69%           (6.25%)


     SCUDDER VIT EQUITY 500 INDEX FUND(1)
     Accumulation units outstanding                                                                 2,261,008          239,313
     Unit value                                                                                     $1.972478        $1.558575
     Net assets (thousands)                                                                            $4,460             $373
     Mortality and expense ratio                                                                        1.25%            1.25% (25)
     Net investment income ratio                                                                       (0.55%)           5.73% (25)
     Total return                                                                                      26.56%          (19.78%)


THE UNIVERSAL INSTITUTIONAL FUNDS, INC. -- CLASS I SHARES
---------------------------------------------------------
     TECHNOLOGY PORTFOLIO(14)
     Accumulation units outstanding                                                                   223,927           18,826
     Unit value                                                                                     $1.478511        $1.013164
     Net assets (thousands)                                                                              $331              $19
     Mortality and expense ratio                                                                        1.25%            1.25% (25)
     Net investment income ratio                                                                       (1.29%)          (1.21%)(25)
     Total return                                                                                      45.93%            0.70%

               PHOENIX SPECTRUM EDGE(SM) (DEATH BENEFIT OPTION 2)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                          PERIOD ENDED
                                                                                                          DECEMBER 31,
                                                                                                 ------------------------------
SUBACCOUNT                                                                                           2003             2002
----------                                                                                       -------------    -------------

WANGER ADVISORS TRUST
---------------------
     WANGER FOREIGN FORTY(14)
     Accumulation units outstanding                                                                   113,165           17,190
     Unit value                                                                                     $2.416197        $1.732362
     Net assets (thousands)                                                                              $273              $30
     Mortality and expense ratio                                                                        1.25%            1.25% (25)
     Net investment income ratio                                                                       (1.16%)          (1.26%)(25)
     Total return                                                                                      39.47%           (2.50%)


     WANGER INTERNATIONAL SMALL CAP(5)
     Accumulation units outstanding                                                                 1,899,355          262,768
     Unit value                                                                                     $2.547336        $1.732806
     Net assets (thousands)                                                                            $4,838             $455
     Mortality and expense ratio                                                                        1.25%            1.25% (25)
     Net investment income ratio                                                                       (1.16%)          (1.27%)(25)
     Total return                                                                                      47.01%          (20.09%)


     WANGER TWENTY(5)
     Accumulation units outstanding                                                                   315,088           41,843
     Unit value                                                                                     $2.478981        $1.920284
     Net assets (thousands)                                                                              $781              $80
     Mortality and expense ratio                                                                        1.25%            1.25% (25)
     Net investment income ratio                                                                       (1.28%)          (1.24%)(25)
     Total return                                                                                      29.09%           (2.28%)


     WANGER U.S. SMALLER COMPANIES(1)
     Accumulation units outstanding                                                                 1,578,582          357,636
     Unit value                                                                                     $2.472617        $1.748265
     Net assets (thousands)                                                                            $3,903             $625
     Mortality and expense ratio                                                                        1.25%            1.25% (25)
     Net investment income ratio                                                                       (1.29%)          (1.26%)(25)
     Total return                                                                                      41.43%          (20.36%)








               PHOENIX SPECTRUM EDGE(SM) (DEATH BENEFIT OPTION 2)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)









MORTALITY AND EXPENSE RATIO:
These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

NET INVESTMENT INCOME RATIO:
These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios include those expenses, such as mortality and expense charges, that are assessed against contract owner accounts through reductions in the unit values. These ratios exclude those expenses that are assessed against contract owner accounts through the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

TOTAL RETURN:
These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.

(1) From inception May 16, 2002 to December 31, 2002.
(2) From inception May 17, 2002 to December 31, 2002.
(3) From inception May 23, 2002 to December 31, 2002.
(4) From inception June 3, 2002 to December 31, 2002.
(5) From inception June 12, 2002 to December 31, 2002.
(6) From inception June 20, 2002 to December 31, 2002.
(7) From inception June 21, 2002 to December 31, 2002.
(8) From inception June 25, 2002 to December 31, 2002.
(9) From inception June 27, 2002 to December 31, 2002.
(10) From inception July 1, 2002 to December 31, 2002.
(11) From inception July 11, 2002 to December 31, 2002.
(12) From inception July 15, 2002 to December 31, 2002.
(13) From inception July 16, 2002 to December 31, 2002.
(14) From inception August 1, 2002 to December 31, 2002.
(15) From inception August 20, 2002 to December 31, 2002.
(16) From inception August 27, 2002 to December 31, 2002.
(17) From inception September 12, 2002 to December 31, 2002.
(18) From inception October 1, 2002 to December 31, 2002.
(19) From inception October 24, 2002 to December 31, 2002.
(20) From inception November 1, 2002 to December 31, 2002.
(21) From inception January 2, 2003 to December 31, 2003.
(22) From inception June 3, 2003 to December 31, 2003.
(23) From inception June 16, 2003 to December 31, 2003.
(24) From inception June 30, 2003 to December 31, 2003.
(25) Annualized.

               PHOENIX SPECTRUM EDGE(SM) (DEATH BENEFIT OPTION 2)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                                                        SUBACCOUNT
                                                      ------------------------------------------------------------------------------

                                                            PHOENIX-                          PHOENIX-ALLIANCE/
                                                            ABERDEEN         PHOENIX-AIM         BERNSTEIN       PHOENIX-ALLIANCE/
                                                          INTERNATIONAL     MID-CAP EQUITY     ENHANCED INDEX    BERNSTEIN GROWTH
                                                             SERIES            SERIES              SERIES         + VALUE SERIES
                                                      -------------------  -----------------  -----------------  -------------------
Accumulation units outstanding, beginning of period               65,864            113,800             24,985              8,708
Participant deposits                                             124,099             63,993             71,713             90,886
Participant transfers                                            190,982            200,558             32,591             26,728
Participant withdrawals                                           (3,155)            (5,844)            (1,422)            (1,392)
                                                      ------------------------------------------------------------------------------
Accumulation units outstanding, end of period                    377,790            372,507            127,867            124,930
                                                      ==============================================================================

                                                         PHOENIX-DUFF &        PHOENIX-           PHOENIX-
                                                          PHELPS REAL          ENGEMANN        ENGEMANN SMALL     PHOENIX-GOODWIN
                                                        ESTATE SECURITIES   CAPITAL GROWTH       & MID-CAP          MONEY MARKET
                                                             SERIES            SERIES          GROWTH SERIES         MARKET SERIES
                                                      -------------------  -----------------  -----------------  -------------------
Accumulation units outstanding, beginning of period              187,290            217,925             24,409            180,943
Participant deposits                                             477,188            681,278            316,217          2,257,835
Participant transfers                                            292,820            144,981             72,092            (35,593)
Participant withdrawals                                          (11,781)           (11,321)              (895)          (146,945)
                                                      ------------------------------------------------------------------------------
Accumulation units outstanding, end of period                    945,517          1,032,863            411,823          2,256,240
                                                      ==============================================================================

                                                                               PHOENIX-
                                                         PHOENIX-GOODWIN    GOODWIN MULTI
                                                          MULTI-SECTOR       SECTOR SHORT      PHOENIX-JANUS      PHOENIX-KAYNE
                                                          FIXED INCOME         TERM BOND      FLEXIBLE INCOME   RISING DIVIDENDS
                                                         INCOME SERIES          SERIES              SERIES           SERIES
                                                      -------------------  -----------------  -----------------  -------------------
Accumulation units outstanding, beginning of period              291,735                  -            180,283              16,684
Participant deposits                                             543,108            699,225            675,922            244,011
Participant transfers                                            849,612            158,262            534,623            156,386
Participant withdrawals                                          (66,340)            (3,218)           (12,053)            (3,114)
                                                      ------------------------------------------------------------------------------
Accumulation units outstanding, end of period                  1,618,115            854,269          1,378,775            413,967
                                                      ==============================================================================

                                                          PHOENIX-KAYNE     PHOENIX-LAZARD
                                                            SMALL-CAP        INTERNATIONAL      PHOENIX-LAZARD     PHOENIX-LAZARD
                                                          QUALITY VALUE      EQUITY SELECT     SMALL-CAP VALUE     U.S. MULTI-CAP
                                                             SERIES             SERIES              SERIES           SERIES
                                                      -------------------  -----------------  -----------------  -------------------
Accumulation units outstanding, beginning of period                7,939             62,786             12,042                  -
Participant deposits                                              97,258          2,715,978             67,619             17,389
Participant transfers                                            103,468          1,040,017             41,205              7,883
Participant withdrawals                                           (2,531)           (67,403)            (8,200)              (391)
                                                      ------------------------------------------------------------------------------
Accumulation units outstanding, end of period                    206,134          3,751,378            112,666             24,881
                                                      ==============================================================================

               PHOENIX SPECTRUM EDGE(SM) (DEATH BENEFIT OPTION 2)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)

                                                                                        SUBACCOUNT
                                                      ------------------------------------------------------------------------------

                                                          PHOENIX-LORD       PHOENIX-LORD       PHOENIX-LORD        PHOENIX-MFS
                                                          ABBETT BOND-     ABBETT LARGE-CAP    ABBETT MID-CAP    INVESTORS GROWTH
                                                       DEBENTURE SERIES      VALUE SERIES       VALUE SERIES       STOCK SERIES
                                                      -------------------  -----------------  -----------------  -------------------
                                                      -----------------------------------------------------------------------------
Accumulation units outstanding, beginning of period               48,694             99,282             35,981            137,791
Participant deposits                                             242,968          2,289,608            231,176            984,761
Participant transfers                                            235,732          1,449,204            187,221            499,296
Participant withdrawals                                           (4,898)           (76,256)            (3,526)          (37,918)
                                                      ------------------------------------------------------------------------------
Accumulation units outstanding, end of period                    522,496          3,761,838            450,852          1,583,930
                                                      ==============================================================================

                                                          PHOENIX-MFS                             PHOENIX-            PHOENIX-
                                                        INVESTORS TRUST       PHOENIX-MFS     NORTHERN DOW 30     NORTHERN NASDAQ-
                                                            SERIES            VALUE SERIES      VALUE SERIES     100 INDEX(R) SERIES
                                                      -------------------  -----------------  -----------------  -------------------
Accumulation units outstanding, beginning of period               60,234            379,890             31,643             19,334
Participant deposits                                              28,362            293,691            279,372            437,367
Participant transfers                                             46,931            933,431             77,351             94,690
Participant withdrawals                                             (811)           (54,232)              (683)            (4,066)
                                                      ------------------------------------------------------------------------------
Accumulation units outstanding, end of period                    134,716          1,552,780            387,683            547,325
                                                      ==============================================================================

                                                           PHOENIX-            PHOENIX-
                                                        OAKHURST GROWTH        OAKHURST            PHOENIX-       PHOENIX-SANFORD
                                                          AND INCOME           STRATEGIC        OAKHURST VALUE    BERNSTEIN GLOBAL
                                                           SERIES          ALLOCATION SERIES    EQUITY SERIES       VALUE SERIES
                                                      -------------------  -----------------  -----------------  -------------------
Accumulation units outstanding, beginning of period              147,712            160,922            250,880              15,919
Participant deposits                                           1,962,820            555,159            233,637              31,871
Participant transfers                                            667,881            250,930            265,331              26,266
Participant withdrawals                                          (50,829)           (10,783)           (11,211)               (344)
                                                      ------------------------------------------------------------------------------
Accumulation units outstanding, end of period                  2,727,584            956,228            738,637              73,712
                                                      ==============================================================================

                                                        PHOENIX-SANFORD     PHOENIX-SANFORD    PHOENIX-SENECA     PHOENIX-SENECA
                                                         BERNSTEIN MID-    BERNSTEIN SMALL-    MID-CAP GROWTH     STRATEGIC THEME
                                                       CAP VALUE SERIES    CAP VALUE SERIES        SERIES              SERIES
                                                      -------------------  -----------------  -----------------  -------------------
Accumulation units outstanding, beginning of period              264,567            143,417             81,190              15,862
Participant deposits                                             427,905            173,534            293,020             315,307
Participant transfers                                            554,946            180,608            132,723              13,914
Participant withdrawals                                          (32,111)            (6,330)            (8,656)            (16,048)
                                                      ------------------------------------------------------------------------------
Accumulation units outstanding, end of period                  1,215,307            491,229            498,277             329,035
                                                      ==============================================================================

               PHOENIX SPECTRUM EDGE(SM) (DEATH BENEFIT OPTION 2)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)

                                                                                        SUBACCOUNT
                                                      ------------------------------------------------------------------------------

                                                          PHOENIX-STATE
                                                         STREET RESEARCH    AIM V.I. CAPITAL                      ALGER AMERICAN
                                                            SMALL-CAP        APPRECIATION     AIM V.I. PREMIER   LEVERAGED ALLCAP
                                                          GROWTH SERIES          FUND           EQUITY FUND         PORTFOLIO
                                                      -------------------  -----------------  -----------------  -------------------
Accumulation units outstanding, beginning of period               13,354             95,128             22,235              96,984
Participant deposits                                             386,662          1,527,690            171,805             252,998
Participant transfers                                            154,795            817,368            (39,877)            118,873
Participant withdrawals                                           (3,603)           (30,048)              (699)             (5,018)
                                                      ------------------------------------------------------------------------------
Accumulation units outstanding, end of period                    551,208          2,410,138            153,464             463,837
                                                      ==============================================================================

                                                         FEDERATED FUND      FEDERATED HIGH
                                                             FOR U.S.          INCOME BOND                           VIP GROWTH
                                                           GOVERNMENT            FUND II --   VIP CONTRAFUND(R)     OPPORTUNITIES
                                                          SECURITIES II      PRIMARY SHARES        PORTFOLIO          PORTFOLIO
                                                      -------------------  -----------------  -----------------  -------------------
Accumulation units outstanding, beginning of period              942,217             57,546            336,189              34,722
Participant deposits                                           4,297,768            396,096            642,539              60,948
Participant transfers                                          4,467,178            328,424          1,276,958              75,630
Participant withdrawals                                         (228,533)            (7,354)           (57,325)               (736)
                                                      ------------------------------------------------------------------------------
Accumulation units outstanding, end of period                  9,478,630            774,712          2,198,361             170,564
                                                      ==============================================================================

                                                                                                   TEMPLETON         TEMPLETON
                                                           VIP GROWTH        MUTUAL SHARES         FOREIGN            GROWTH
                                                           PORTFOLIO        SECURITIES FUND    SECURITIES FUND     SECURITIES FUND
                                                      -------------------  -----------------  -----------------  -------------------
Accumulation units outstanding, beginning of period              135,278             78,911            116,619             215,663
Participant deposits                                           1,450,987            273,068            268,025             193,698
Participant transfers                                            707,225            128,880            547,587             472,994
Participant withdrawals                                          (39,477)            (4,334)           (29,503)            (37,552)
                                                      ------------------------------------------------------------------------------
Accumulation units outstanding, end of period                  2,254,013            476,525            902,728             844,803
                                                      ==============================================================================

                                                                                                                     SCUDDER VIT
                                                                                               RYDEX VARIABLE      EAFE(R) EQUITY
                                                         RYDEX VARIABLE     RYDEX VARIABLE      TRUST SECTOR           INDEX
                                                        TRUST JUNO FUND     TRUST NOVA FUND     ROTATION FUND           FUND
                                                      -------------------  -----------------  -----------------  -------------------
Accumulation units outstanding, beginning of period                    -                  -                  -             130,849
Participant deposits                                             275,644             87,304            229,606             207,818
Participant transfers                                            191,773             15,242            303,761              33,497
Participant withdrawals                                           (1,135)              (375)            (1,189)             (9,641)
                                                      ------------------------------------------------------------------------------
Accumulation units outstanding, end of period                    466,282            102,171            532,178             362,523
                                                      ==============================================================================

               PHOENIX SPECTRUM EDGE(SM) (DEATH BENEFIT OPTION 2)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)

                                                                                        SUBACCOUNT
                                                      ------------------------------------------------------------------------------

                                                          SCUDDER VIT                                                 WANGER
                                                       EQUITY 500 INDEX       TECHNOLOGY       WANGER FOREIGN      INTERNATIONAL
                                                             FUND             PORTFOLIO             FORTY            SMALL CAP
                                                      -------------------  -----------------  -----------------  -------------------
Accumulation units outstanding, beginning of period              239,313             18,826             17,190             262,768
Participant deposits                                           1,327,933            169,671             49,380             960,517
Participant transfers                                            736,095             36,051             48,933             719,816
Participant withdrawals                                          (42,333)              (621)            (2,338)            (43,746)
                                                      ------------------------------------------------------------------------------
Accumulation units outstanding, end of period                  2,261,008            223,927            113,165           1,899,355
                                                      ==============================================================================

                                                                              WANGER U.S.
                                                                                SMALLER
                                                         WANGER TWENTY        COMPANIES
                                                      -------------------  -----------------
Accumulation units outstanding, beginning of period               41,843            357,636
Participant deposits                                             154,891            481,809
Participant transfers                                            120,646            784,242
Participant withdrawals                                           (2,292)           (45,105)
                                                      --------------------------------------
Accumulation units outstanding, end of period                    315,088          1,578,582
                                                      ======================================

               PHOENIX SPECTRUM EDGE(SM) (DEATH BENEFIT OPTION 2)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2002

                                                                                    SUBACCOUNT
                                                ----------------------------------------------------------------------------------

                                                 PHOENIX-ABERDEEN         PHOENIX-            PHOENIX-AIM       PHOENIX-ALLIANCE/
                                                  INTERNATIONAL         ABERDEEN NEW         MID-CAP EQUITY     BERNSTEIN GROWTH
                                                      SERIES             ASIA SERIES            SERIES           + VALUE SERIES
                                                -------------------  -------------------  -------------------  -------------------
Units outstanding, beginning of period                           -                    -                    -                    -
Participant deposits                                        48,022                8,384               47,764                6,367
Participant transfers                                       17,783                9,344               66,189                2,276
Participant withdrawals                                         59                    -                 (153)                  65
                                                ----------------------------------------------------------------------------------
Units outstanding, end of period                            65,864               17,728              113,800                8,708
                                                ==================================================================================

                                                                                                                    PHOENIX-
                                                                           PHOENIX-         PHOENIX-DUFF &          ENGEMANN
                                                 PHOENIX-DEUTSCHE      DEUTSCHE NASDAQ    PHELPS REAL ESTATE     CAPITAL GROWTH
                                                   DOW 30 SERIES     100 INDEX(R) SERIES   SECURITIES SERIES         SERIES
                                                -------------------  -------------------  -------------------  -------------------
Units outstanding, beginning of period                           -                    -                    -                    -
Participant deposits                                        17,499                6,151               74,856              208,356
Participant transfers                                       14,156               13,291              113,048                9,050
Participant withdrawals                                        (12)                (108)                (614)                 519
                                                ----------------------------------------------------------------------------------
Units outstanding, end of period                            31,643               19,334              187,290              217,925
                                                ==================================================================================

                                                     PHOENIX-
                                                  ENGEMANN SMALL          PHOENIX-         PHOENIX-GOODWIN      PHOENIX-HOLLISTER
                                                 & MID-CAP GROWTH       GOODWIN MONEY     MULTI-SECTOR FIXED      VALUE EQUITY
                                                      SERIES            MARKET SERIES       INCOME SERIES            SERIES
                                                -------------------  -------------------  -------------------  -------------------
Units outstanding, beginning of period                           -                    -                    -                    -
Participant deposits                                        20,415              271,822              128,948              143,537
Participant transfers                                        3,985              (90,690)             165,714              106,908
Participant withdrawals                                          9                 (189)              (2,927)                 435
                                                ----------------------------------------------------------------------------------
Units outstanding, end of period                            24,409              180,943              291,735              250,880
                                                ==================================================================================

                                                    PHOENIX-J.P.
                                                  MORGAN RESEARCH       PHOENIX-JANUS                             PHOENIX-KAYNE
                                                   ENHANCED INDEX      FLEXIBLE INCOME      PHOENIX-JANUS        LARGE-CAP CORE
                                                      SERIES               SERIES           GROWTH SERIES            SERIES
                                                -------------------  -------------------  -------------------  -------------------
Units outstanding, beginning of period                           -                    -                    -                    -
Participant deposits                                         8,020              101,896              160,478               14,580
Participant transfers                                       17,032               78,736              (21,455)               2,284
Participant withdrawals                                        (67)                (349)              (1,232)                (180)
                                                ----------------------------------------------------------------------------------
Units outstanding, end of period                            24,985              180,283              137,791               16,684
                                                ==================================================================================

               PHOENIX SPECTRUM EDGE(SM) (DEATH BENEFIT OPTION 2)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)

                                                                                    SUBACCOUNT
                                                ----------------------------------------------------------------------------------

                                                                       PHOENIX-LAZARD                             PHOENIX-LORD
                                                   PHOENIX-KAYNE        INTERNATIONAL       PHOENIX-LAZARD        ABBETT BOND-
                                                 SMALL-CAP QUALITY      EQUITY SELECT       SMALL-CAP VALUE        DEBENTURE
                                                   VALUE SERIES            SERIES               SERIES               SERIES
                                                -------------------  -------------------  -------------------  -------------------
Units outstanding, beginning of period                           -                    -                    -                    -
Participant deposits                                         5,636               53,717                9,006               42,564
Participant transfers                                        2,303                9,080                3,036                6,130
Participant withdrawals                                          -                  (11)                   -                    -
                                                ----------------------------------------------------------------------------------
Units outstanding, end of period                             7,939               62,786               12,042               48,694
                                                ==================================================================================

                                                   PHOENIX-LORD
                                                 ABBETT LARGE-CAP      PHOENIX-LORD          PHOENIX-MFS           PHOENIX-MFS
                                                      VALUE            ABBETT MID-CAP      INVESTORS GROWTH      INVESTORS TRUST
                                                      SERIES            VALUE SERIES         STOCK SERIES            SERIES
                                                -------------------  -------------------  -------------------  -------------------
Units outstanding, beginning of period                           -                    -                    -                    -
Participant deposits                                        82,821               28,169               54,382               46,748
Participant transfers                                       16,724                7,811               19,426               13,350
Participant withdrawals                                       (263)                   1               (2,860)                 136
                                                ----------------------------------------------------------------------------------
Units outstanding, end of period                            99,282               35,981               70,948               60,234
                                                ==================================================================================

                                                                           PHOENIX-
                                                                       OAKHURST GROWTH     PHOENIX-OAKHURST     PHOENIX-SANFORD
                                                    PHOENIX-MFS           AND INCOME           STRATEGIC        BERNSTEIN GLOBAL
                                                   VALUE SERIES             SERIES         ALLOCATION SERIES      VALUE SERIES
                                                -------------------  -------------------  -------------------  -------------------
Units outstanding, beginning of period                           -                    -                    -                    -
Participant deposits                                       128,018              120,885               72,805                6,529
Participant transfers                                      257,803               26,850               88,390                9,397
Participant withdrawals                                     (5,931)                 (23)                (273)                  (7)
                                                ----------------------------------------------------------------------------------
Units outstanding, end of period                           379,890              147,712              160,922               15,919
                                                ==================================================================================

                                                  PHOENIX-SANFORD     PHOENIX-SANFORD
                                                 BERNSTEIN MID-CAP    BERNSTEIN SMALL-      PHOENIX-SENECA       PHOENIX-SENECA
                                                      VALUE               CAP VALUE         MID-CAP GROWTH       STRATEGIC THEME
                                                      SERIES               SERIES               SERIES               SERIES
                                                -------------------  -------------------  -------------------  -------------------
Units outstanding, beginning of period                           -                    -                    -                    -
Participant deposits                                        95,858               66,034               25,433               18,886
Participant transfers                                      170,337               77,416               57,062               (2,988)
Participant withdrawals                                     (1,628)                 (33)              (1,305)                 (36)
                                                ----------------------------------------------------------------------------------
Units outstanding, end of period                           264,567              143,417               81,190               15,862
                                                ==================================================================================

               PHOENIX SPECTRUM EDGE(SM) (DEATH BENEFIT OPTION 2)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)

                                                                                    SUBACCOUNT
                                                ----------------------------------------------------------------------------------

                                                   PHOENIX-STATE
                                                  STREET RESEARCH        PHOENIX-VAN
                                                 SMALL-CAP GROWTH       KAMPEN FOCUS       AIM V.I. CAPITAL     AIM V.I. PREMIER
                                                      SERIES            EQUITY SERIES      APPRECIATION FUND       EQUITY FUND
                                                -------------------  -------------------  -------------------  -------------------
Units outstanding, beginning of period                           -                    -                    -                    -
Participant deposits                                         9,081                    -               63,530               10,989
Participant transfers                                        4,368                1,913               31,962               11,287
Participant withdrawals                                        (95)                   -                 (364)                 (41)
                                                ----------------------------------------------------------------------------------
Units outstanding, end of period                            13,354                1,913               95,128               22,235
                                                ==================================================================================

                                                                       FEDERATED FUND
                                                  ALGER AMERICAN           FOR U.S.         FEDERATED HIGH
                                                 LEVERAGED ALLCAP        GOVERNMENT           INCOME BOND       VIP CONTRAFUND(R)
                                                     PORTFOLIO          SECURITIES II           FUND II             PORTFOLIO
                                                -------------------  -------------------  -------------------  -------------------
Units outstanding, beginning of period                           -                    -                    -                    -
Participant deposits                                        55,301              474,603                7,977              137,094
Participant transfers                                       41,731              472,500               49,719              201,321
Participant withdrawals                                        (48)              (4,886)                (150)              (2,226)
                                                ----------------------------------------------------------------------------------
Units outstanding, end of period                            96,984              942,217               57,546              336,189
                                                ==================================================================================

                                                    VIP GROWTH                                                     TEMPLETON
                                                   OPPORTUNITIES         VIP GROWTH          MUTUAL SHARES          FOREIGN
                                                     PORTFOLIO            PORTFOLIO         SECURITIES FUND      SECURITIES FUND
                                                -------------------  -------------------  -------------------  -------------------
Units outstanding, beginning of period                           -                    -                    -                    -
Participant deposits                                        23,826               82,805               46,871               45,567
Participant transfers                                       10,959               54,115               33,427               71,148
Participant withdrawals                                        (63)              (1,642)              (1,387)                 (96)
                                                ----------------------------------------------------------------------------------
Units outstanding, end of period                            34,722              135,278               78,911              116,619
                                                ==================================================================================

                                                                         SCUDDER VIT
                                                                       EAFE(R) EQUITY
                                                 TEMPLETON GROWTH           INDEX         SCUDDER VIT EQUITY       TECHNOLOGY
                                                 SECURITIES FUND            FUND            500 INDEX FUND         PORTFOLIO
                                                -------------------  -------------------  -------------------  -------------------
Units outstanding, beginning of period                           -                    -                    -                    -
Participant deposits                                        67,413              114,873              195,288               16,489
Participant transfers                                      150,923               16,742               44,466                2,335
Participant withdrawals                                     (2,673)                (766)                (441)                   2
                                                ----------------------------------------------------------------------------------
Units outstanding, end of period                           215,663              130,849              239,313               18,826
                                                ==================================================================================

               PHOENIX SPECTRUM EDGE(SM) (DEATH BENEFIT OPTION 2)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)

                                                                                    SUBACCOUNT
                                                ----------------------------------------------------------------------------------

                                                                            WANGER                                 WANGER U.S.
                                                  WANGER FOREIGN        INTERNATIONAL                                SMALLER
                                                      FORTY               SMALL CAP          WANGER TWENTY         COMPANIES
                                                -------------------  -------------------  -------------------  -------------------
Units outstanding, beginning of period                           -                    -                    -                    -
Participant deposits                                         6,853              159,762               21,613              163,101
Participant transfers                                       10,337              104,924               20,291              198,573
Participant withdrawals                                          -               (1,918)                 (61)              (4,038)
                                                ----------------------------------------------------------------------------------
Units outstanding, end of period                            17,190              262,768               41,843              357,636
                                                ==================================================================================

               PHOENIX SPECTRUM EDGE(SM) (DEATH BENEFIT OPTION 2)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 6--FEES AND RELATED PARTY TRANSACTIONS

  PHL Variable and its affiliate, Phoenix Equity Planning Corporation ("PEPCO"), a registered broker/dealer in securities, provide all services to the Account.

  PHL Variable assumes the risk that annuitants as a class may live longer than expected (necessitating a greater number of annuity payments) and that its expenses may be higher than the deductions for such expenses. In return for the assumption of these mortality and expense risks, PHL Variable charges each subaccount the daily equivalent of 1.125% and .125% on an annual basis for mortality and expense risk fees and daily administrative fees, respectively.

  As compensation for administrative services provided to the Account, PHL Variable generally receives $35 per year from each contract, which is deducted on a pro-rata basis from the subaccounts or Guaranteed Interest Account in which contract/policy owners have an interest. Such costs aggregated $9,127 and $0 during the years ended December 31, 2003 and 2002, respectively.

  PEPCO is the principal underwriter and distributor for the Account.

  On surrender of a contract, contingent deferred sales charges, which vary from 0-7% depending upon the duration of each contract deposit, are deducted from proceeds and are paid to PHL Variable as reimbursement for services provided. Contingent deferred sales charges deducted and paid to PHL Variable aggregated $31,571 and $355 during the years ended December 31, 2003 and 2002, respectively.

NOTE 7--DISTRIBUTION OF NET INCOME

  The Account does not declare distributions to participants from accumulated net income. The accumulated net income is distributed to participants as part of withdrawals of amounts in the form of surrenders, death benefits, transfers or annuity payments in excess of net purchase payments.

NOTE 8--DIVERSIFICATION REQUIREMENTS

  Under the provisions of Section 817(h) of the Internal Revenue Code of 1986 (the "Code"), as amended, a variable contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a variable contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. Each subaccount is required to satisfy the requirements of Section 817(h). The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

  The Secretary of the Treasury has issued regulations under Section 817(h) of the Code. PHL Variable intends that each of the subaccounts shall comply with the diversification requirements and, in the event of any failure to comply, will take immediate corrective action to assure compliance.

NOTE 9--MERGERS

  On February 7, 2003, Aberdeen International acquired all of the net assets of Aberdeen New Asia pursuant to an Agreement and Plan of Reorganization approved by Aberdeen New Asia shareholders on January 7, 2003. The acquisition was accomplished by a tax-free exchange of 1,885,115 shares of Aberdeen International valued at $14,391,123 for 1,913,078 shares of Aberdeen New Asia outstanding on February 7, 2003. Aberdeen New Asia's net assets on that date of $14,391,123, including $618,515 of net unrealized depreciation were combined with those of Aberdeen International. The aggregate net assets of Aberdeen International immediately after the merger were $116,991,498.

  On February 14, 2003, Janus Growth acquired all of the net assets of MFS Investors Growth Stock ("Growth Stock") and Van Kampen Focus Equity ("Focus Equity") pursuant to an Agreement and Plan of reorganization approved by Growth Stock and Focus Equity shareholders on February 14, 2003. The acquisition was accomplished by a tax-free exchange of 2,496,714 shares of Janus Growth outstanding on February 14, 2003 for 782,923 shares of Growth Stock valued at $5,807,615 and 1,169,922 shares of Focus Equity valued at $6,179,826. Growth Stock's net assets of $5,807,615, including $135,964 of net unrealized depreciation and Focus Equity's net assets of $6,179,826, including $380,781 of net unrealized depreciation were combined with those of Janus Growth. The aggregate net assets of Janus Growth immediately after the merger were $63,057,943. Immediately following the merger, Janus Growth was renamed MFS Investors Growth Stock. Immediately prior to the Special Meeting of Shareholders, Phoenix Variable Advisors, Inc. ("PVA"), as authorized pursuant to an exemptive order from the Securities and Exchange Commission, replaced Janus Capital Management LLC with MFS Investment Management ("MFS") as subadvisor to the series. PVA and MFS have also agreed that they would serve as advisor and subadvisor, respectively, to the series for the same management fees as currently charged to the former Phoenix-MFS Investors Growth Stock Series. Accordingly, the annual expenses and expense cap reimbursements for the series are the same as those of the former Phoenix-MFS Investors Growth Stock Series. MFS is going to manage the series in a manner comparable with the former Phoenix-MFS Investors Growth Stock Series. As part of the reorganizations, the series has been renamed Phoenix-MFS Investors Growth Stock Series.

NOTE 10--MANAGER OF MANAGERS EXEMPTIVE ORDER

  The Phoenix Edge Series Fund ("PESF") and the investment advisor, Phoenix Variable Advisors, Inc. ("PVA"), have received an exemptive order from the Securities and Exchange Commission granting exemptions from certain provisions of the Investment Company Act of 1940, as amended, pursuant to which PVA is, subject to supervision and approval of PESF's Board of Trustees, permitted to enter into and materially amend subadvisory agreements without such agreements being approved by the shareholders of the applicable series of PESF. PESF and PVA therefore have the right to hire, terminate, or replace subadvisors without shareholder approval, including, without limitation, the replacement or reinstatement of any subadvisor with respect to which a subadvisory agreement has automatically terminated as a result of an assignment. PVA will continue to have the ultimate responsibility to oversee the subadvisors and recommend their hiring, termination and replacement.

               PHOENIX SPECTRUM EDGE(SM) (DEATH BENEFIT OPTION 2)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 11--MIXED AND SHARED FUNDING

  Shares of PESF are not directly offered to the public. Shares of PESF are currently offered through separate accounts to fund variable accumulation annuity contracts and variable universal life insurance policies issued by Phoenix Life Insurance Company ("Phoenix"), PHL Variable Insurance Company ("PHL Variable"), and Phoenix Life and Annuity Company ("PLAC"). Shares of PESF may be offered to separate accounts of other insurance companies in the future.

  The interests of variable annuity contract owners and variable life policy owners could diverge based on differences in federal and state regulatory requirements, tax laws, investment management or other unanticipated developments. PESF's Trustees currently do not foresee any such differences or disadvantages at this time. However, PESF's Trustees intend to monitor for any material conflicts and will determine what action, if any, should be taken in response to such conflicts. If such a conflict should occur, one or more separate accounts may be required to withdraw its investment in PESF or shares of another fund may be substituted.

NOTE 12--PROPOSED REORGANIZATION

  On November 11, 2003, The Board of Trustees of PESF approved a Plan of Reorganization to merge Janus Flexible Income into Goodwin Multi-Sector Fixed Income.

  If the shareholders approve the Plan of Reorganization Janus Flexible Income will transfer all or substantially all of its assets and its liabilities to Goodwin Multi-Sector Fixed Income. In exchange, shareholders of Janus Flexible Income will receive a proportional number of shares in Goodwin Multi-Sector Fixed Income. The shareholders of Janus Flexible Income must approve the Plan of Reorganization before any transaction can take place. The next meeting of the shareholders of Janus Flexible Income will be held on April 14, 2004, at which time, this matter will be submitted for a shareholder vote.

NOTE 13--OTHER

  Effective July 31, 2003, the name of the subadvisor of Northern Dow 30 and Northern Nasdaq-100 Index(R) changed to Northern Trust Investments N.A. from Northern Trust Investments, Inc.

  On October 23, 2003 the Executive Committee of the Board of Trustees of PESF approved replacement of the "Hollister" division of PIC with the "Oakhurst" division of PIC with respect to investment management of Oakhurst Value Equity. The Executive Committee also approved a name change for the Phoenix-Hollister Value Equity Series to the Phoenix-Oakhurst Value Equity Series. The Board of Trustees ratified the Executive Committee's decision at the Board of Trustees meeting on November 11, 2003. This series' investment objectives, principal investment strategies and principal risks will remain the same. The fees and expenses associated with the series will not be affected as a result of this change.

  The Board of Trustees of PESF has approved a name change for the Phoenix-Kayne Large-Cap Core Series to the Phoenix-Kayne Rising Dividends Series. This series' investment objectives, principal investment strategies and principal risks will remain the same. The fees and expenses associated with the series will not be affected as a result of this change. This change was completed on November 3, 2003.

                         REPORT OF INDEPENDENT AUDITORS


PRICEWATERHOUSECOOPERS[logo]


To the Board of Directors of PHL Variable Insurance Company and
Participants of PHL Variable Accumulation Account (Phoenix Spectrum Edge(SM) (Death Benefit Option 2)):

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Subaccounts constituting the PHL Variable Accumulation Account (Phoenix Spectrum Edge(SM) (Death Benefit Option 2)) at December 31, 2003, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of PHL Variable Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2003 by correspondence with the mutual funds, provide a reasonable basis for our opinion.


/s/ PricewaterhouseCoopers LLP


Hartford, Connecticut
March 19, 2004

PHL VARIABLE ACCUMULATION ACCOUNT
PHL Variable Insurance Company
One American Row
Hartford, Connecticut 06115

PHOENIX EQUITY PLANNING CORPORATION
56 Prospect Street
Hartford, Connecticut 06115-0480
Underwriter

CUSTODIANS
JPMorgan Chase Bank
270 Park Avenue
New York, New York 10017-2070

Brown Brothers Harriman & Co.
40 Water Street
Boston, Massachusetts 02109

State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02110

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
100 Pearl Street
Hartford, Connecticut 06103

--------------------------------------------------------------------------------
                                                              [logo] PHOENIX
                                                            WEALTH MANAGEMENT(R)






                         Phoenix
                         SPECUTRUM
                              EDGE(SM)





--------------------------------------------------------------------------------
         V A R I A B L E   A N N U I T Y   A N N U A L   R E P O R T
--------------------------------------------------------------------------------

                   PHL VARIABLE ACCUMULATION ACCOUNT
                   DECEMBER 31, 2003





                                                                   DEATH BENEFIT
                                                                      OPTION 3
--------------------------------------------------------------------------------
VA0560AR3 (C)2004 The Phoenix Companies, Inc.

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003

                                                                                              PHOENIX-ALLIANCE/    PHOENIX-ALLIANCE/
                                                          PHOENIX-ABERDEEN     PHOENIX-AIM         BERNSTEIN           BERNSTEIN
                                                           INTERNATIONAL      MID-CAP EQUITY     ENHANCED INDEX      GROWTH + VALUE
                                                             SUBACCOUNT         SUBACCOUNT        SUBACCOUNT           SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
ASSETS
     Investment at cost                                  $       197,785    $       103,167    $        18,829     $        24,258
                                                        =================  =================  =================   =================
     Investment at market                                $       256,493    $       125,792    $        21,620     $        27,391
                                                        -----------------  -----------------  -----------------   -----------------
         Total assets                                            256,493            125,792             21,620              27,391
LIABILITIES
     Accrued expenses                                                315                154                 27                  34
                                                        -----------------  -----------------  -----------------   -----------------
NET ASSETS                                               $       256,178    $       125,638    $        21,593     $        27,357
                                                        =================  =================  =================   =================
Accumulation units outstanding                                   114,590             54,216             11,350              14,593
                                                        =================  =================  =================   =================
Unit value                                               $      2.235609    $      2.317349    $      1.902447     $      1.874769
                                                        =================  =================  =================   =================

                                                         PHOENIX-DUFF &     PHOENIX-ENGEMANN   PHOENIX-ENGEMANN    PHOENIX-GOODWIN
                                                           PHELPS REAL           CAPITAL       SMALL & MID-CAP         MONEY
                                                        ESTATE SECURITIES        GROWTH             GROWTH             MARKET
                                                           SUBACCOUNT          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
ASSETS
     Investment at cost                                  $       177,763    $       120,036    $        44,277     $       384,776
                                                        =================  =================  =================   =================
     Investment at market                                $       213,744    $       152,328    $        50,152     $       384,776
                                                        -----------------  -----------------  -----------------   -----------------
         Total assets                                            213,744            152,328             50,152             384,776
LIABILITIES
     Accrued expenses                                                248                185                 55                 481
                                                        -----------------  -----------------  -----------------   -----------------
NET ASSETS                                               $       213,496    $       152,143    $        50,097     $       384,295
                                                        =================  =================  =================   =================
Accumulation units outstanding                                    69,301             81,501             23,452             193,493
                                                        =================  =================  =================   =================
Unit value                                               $      3.080721    $      1.866765    $      2.136220     $      1.986082
                                                        =================  =================  =================   =================

                                                         PHOENIX-GOODWIN     PHOENIX-GOODWIN    PHOENIX-JANUS
                                                           MULTI-SECTOR       MULTI-SECTOR        FLEXIBLE          PHOENIX-KAYNE
                                                           FIXED INCOME      SHORT TERM BOND       INCOME          RISING DIVIDENDS
                                                            SUBACCOUNT         SUBACCOUNT        SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
ASSETS
     Investment at cost                                  $       390,788    $        56,930    $       293,107     $        86,351
                                                        =================  =================  =================   =================
     Investment at market                                $       415,856    $        57,557    $       290,502     $        90,860
                                                        -----------------  -----------------  -----------------   -----------------
         Total assets                                            415,856             57,557            290,502              90,860
LIABILITIES
     Accrued expenses                                                511                 72                361                 111
                                                        -----------------  -----------------  -----------------   -----------------
NET ASSETS                                               $       415,345    $        57,485    $       290,141     $        90,749
                                                        =================  =================  =================   =================
Accumulation units outstanding                                   169,886             56,290            128,591              40,240
                                                        =================  =================  =================   =================
Unit value                                               $      2.444835    $      1.021216    $      2.256312     $      2.255212
                                                        =================  =================  =================   =================


                        See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003
                                   (CONTINUED)


                                                          PHOENIX-KAYNE     PHOENIX-LAZARD
                                                            SMALL-CAP        INTERNATIONAL     PHOENIX-LAZARD
                                                             QUALITY            EQUITY            SMALL-CAP        PHOENIX-LAZARD
                                                              VALUE             SELECT              VALUE          U.S. MULTI-CAP
                                                            SUBACCOUNT        SUBACCOUNT         SUBACCOUNT           SUBACCOUNT
                                                        ----------------- ------------------ -----------------    -----------------
ASSETS
     Investment at cost                                  $        55,384    $       813,096    $         2,532     $        33,927
                                                        =================  =================  =================   =================
     Investment at market                                $        59,256    $       949,263    $         3,050     $        35,229
                                                        -----------------  -----------------  -----------------   -----------------
         Total assets                                             59,256            949,263              3,050              35,229
LIABILITIES
     Accrued expenses                                                 71              1,119                  4                  28

                                                        -----------------  -----------------  -----------------   -----------------
NET ASSETS                                               $        59,185    $       948,144    $         3,046     $        35,201
                                                        =================  =================  =================   =================
Accumulation units outstanding                                    24,838            388,811              1,141              13,867
                                                        =================  =================  =================   =================
Unit value                                               $      2.382775    $      2.438571    $      2.667426     $      2.538414
                                                        =================  =================  =================   =================

                                                                                                                     PHOENIX-MFS
                                                          PHOENIX-LORD       PHOENIX-LORD        PHOENIX-LORD         INVESTORS
                                                             ABBETT        ABBETT LARGE-CAP     ABBETT MID-CAP          GROWTH
                                                         BOND-DEBENTURE         VALUE               VALUE               STOCK
                                                           SUBACCOUNT         SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                                        ----------------- ------------------  -----------------   -----------------
ASSETS
     Investment at cost                                  $       239,443    $       711,502    $       137,352     $       315,148
                                                        =================  =================  =================   =================
     Investment at market                                $       248,568    $       814,666    $       163,422     $       341,964
                                                        -----------------  -----------------  -----------------   -----------------
         Total assets                                            248,568            814,666            163,422             341,964
LIABILITIES
     Accrued expenses                                                309                973                202                 406
                                                        -----------------  -----------------  -----------------   -----------------
NET ASSETS                                               $       248,259    $       813,693    $       163,220     $       341,558
                                                        =================  =================  =================   =================
Accumulation units outstanding                                   101,061            320,987             66,836             200,075
                                                        =================  =================  =================   =================
Unit value                                               $      2.456553    $      2.534978    $      2.442110     $      1.707144
                                                        =================  =================  =================   =================

                                                           PHOENIX-MFS                                             PHOENIX-NORTHERN
                                                            INVESTORS         PHOENIX-MFS     PHOENIX-NORTHERN        NASDAQ-100
                                                              TRUST              VALUE             DOW 30              INDEX(R)
                                                            SUBACCOUNT        SUBACCOUNT         SUBACCOUNT           SUBACCOUNT
                                                        ----------------- ------------------  -----------------   -----------------
ASSETS
     Investment at cost                                  $         9,581    $       153,105    $        71,988     $        41,144
                                                        =================  =================  =================   =================
     Investment at market                                $        10,748    $       183,342    $        83,281     $        54,858
                                                        -----------------  -----------------  -----------------   -----------------
         Total assets                                             10,748            183,342             83,281              54,858
LIABILITIES
     Accrued expenses                                                 13                223                102                  65
                                                        -----------------  -----------------  -----------------   -----------------
NET ASSETS                                               $        10,735    $       183,119    $        83,179     $        54,793
                                                        =================  =================  =================   =================
Accumulation units outstanding                                     5,608             85,396             38,745              30,150
                                                        =================  =================  =================   =================
Unit value                                               $      1.914358    $      2.144342    $      2.146758     $      1.817341
                                                        =================  =================  =================   =================


                        See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003
                                   (CONTINUED)

                                                                                                                   PHOENIX-SANFORD
                                                        PHOENIX-OAKHURST   PHOENIX-OAKHURST    PHOENIX-OAKHURST       BERNSTEIN
                                                           GROWTH AND         STRATEGIC             VALUE               GLOBAL
                                                             INCOME           ALLOCATION           EQUITY               VALUE
                                                            SUBACCOUNT        SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  ----------------    -----------------
ASSETS
     Investment at cost                                  $       435,668    $       322,690    $       157,356     $        19,697
                                                        =================  =================  =================   =================
     Investment at market                                $       501,796    $       372,981    $       179,189     $        22,655
                                                        -----------------  -----------------  -----------------   -----------------
        Total assets                                             501,796            372,981            179,189              22,655
LIABILITIES
     Accrued expenses                                                599                457                219                  28
                                                        -----------------  -----------------  -----------------   -----------------
NET ASSETS                                               $       501,197    $       372,524    $       178,970     $        22,627
                                                        =================  =================  =================   =================
Accumulation units outstanding                                   256,639            178,547             92,357              10,053
                                                        =================  =================  =================   =================
Unit value                                               $      1.952933    $      2.086419    $      1.937814     $      2.250857
                                                        =================  =================  =================   =================

                                                         PHOENIX-SANFORD    PHOENIX-SANFORD
                                                            BERNSTEIN          BERNSTEIN       PHOENIX-SENECA       PHOENIX-SENECA
                                                             MID-CAP           SMALL-CAP           MID-CAP             STRATEGIC
                                                              VALUE              VALUE             GROWTH                THEME
                                                            SUBACCOUNT         SUBACCOUNT        SUBACCOUNT            SUBACCOUNT
                                                        ----------------- ------------------  -----------------   -----------------
ASSETS
     Investment at cost                                  $       113,096    $       101,100    $        62,430     $        67,830
                                                        =================  =================  =================   =================
     Investment at market                                $       133,300    $       127,683    $        76,439     $        88,006
                                                        -----------------  -----------------  -----------------   -----------------
         Total assets                                            133,300            127,683             76,439              88,006
LIABILITIES
     Accrued expenses                                                143                159                 91                 108
                                                        -----------------  -----------------  -----------------   -----------------
NET ASSETS                                               $       133,157    $       127,524    $        76,348     $        87,898
                                                        =================  =================  =================   =================
Accumulation units outstanding                                    49,926             46,812             44,189              49,261
                                                        =================  =================  =================   =================
Unit value                                               $      2.667121    $      2.724189    $      1.727781     $      1.784301
                                                        =================  =================  =================   =================

                                                          PHOENIX-STATE
                                                         STREET RESEARCH                          AIM V.I.          ALGER AMERICAN
                                                            SMALL-CAP      AIM V.I. CAPITAL       PREMIER              LEVERAGED
                                                              GROWTH         APPRECIATION          EQUITY                ALLCAP
                                                            SUBACCOUNT        SUBACCOUNT         SUBACCOUNT            SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
ASSETS
     Investment at cost                                  $       123,100    $       453,672    $        61,824     $        42,675
                                                        =================  =================  =================   =================
     Investment at market                                $       134,889    $       526,661    $        77,358     $        49,784
                                                        -----------------  -----------------  -----------------   -----------------
         Total assets                                            134,889            526,661             77,358              49,784
LIABILITIES
     Accrued expenses                                                160                637                 95                  60
                                                        -----------------  -----------------  -----------------   -----------------
NET ASSETS                                               $       134,729    $       526,024    $        77,263     $        49,724
                                                        =================  =================  =================   =================
Accumulation units outstanding                                    44,408            268,825             44,744              27,996
                                                        =================  =================  =================   =================
Unit value                                               $      3.033872    $      1.956745    $      1.726760     $      1.776095
                                                        =================  =================  =================   =================

                        See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003
                                   (CONTINUED)

                                                         FEDERATED FUND     FEDERATED HIGH
                                                             FOR U.S.        INCOME BOND
                                                            GOVERNMENT         FUND II --           VIP              VIP GROWTH
                                                          SECURITIES II     PRIMARY SHARES      CONTRAFUND(R)       OPPORTUNITIES
                                                            SUBACCOUNT        SUBACCOUNT         SUBACCOUNT           SUBACCOUNT
                                                        ----------------- ------------------  -----------------   -----------------
ASSETS
     Investment at cost                                  $     1,576,048    $       115,247    $        76,750     $        25,653
                                                        =================  =================  =================   =================
     Investment at market                                $     1,591,108    $       123,299    $        98,305     $        30,024
                                                        -----------------  -----------------  -----------------   -----------------
         Total assets                                          1,591,108            123,299             98,305              30,024
LIABILITIES
     Accrued expenses                                              1,960                144                122                  37
                                                        -----------------  -----------------  -----------------   -----------------
NET ASSETS                                               $     1,589,148    $       123,155    $        98,183     $        29,987
                                                        =================  =================  =================   =================
Accumulation units outstanding                                   738,731             51,369             42,333              14,987
                                                        =================  =================  =================   =================
Unit value                                               $      2.151187    $      2.397463    $      2.319324     $      2.000877
                                                        =================  =================  =================   =================

                                                                                                  TEMPLETON            TEMPLETON
                                                                VIP          MUTUAL SHARES         FOREIGN              GROWTH
                                                              GROWTH          SECURITIES         SECURITIES           SECURITIES
                                                            SUBACCOUNT        SUBACCOUNT         SUBACCOUNT           SUBACCOUNT
                                                        -----------------  ----------------- -----------------    -----------------
ASSETS
     Investment at cost                                  $       345,766    $       $ 95,834   $         31,760    $         74,893
                                                        =================  =================  =================   =================
     Investment at market                                $       391,802    $       112,201    $        38,164     $        92,971
                                                        -----------------  -----------------  -----------------   -----------------
         Total assets                                            391,802            112,201             38,164              92,971
LIABILITIES
     Accrued expenses                                                467                124                 47                 113
                                                        -----------------  -----------------  -----------------   -----------------
NET ASSETS                                               $       391,335    $       112,077    $        38,117     $        92,858
                                                        =================  =================  =================   =================
Accumulation units outstanding                                   214,469             50,719             17,854              43,541
                                                        =================  =================  =================   =================
Unit value                                               $      1.824672    $      2.209782    $      2.134936     $      2.132612
                                                        =================  =================  =================   =================

                                                          RYDEX VARIABLE     RYDEX VARIABLE     RYDEX VARIABLE      SCUDDER VIT
                                                              TRUST              TRUST           TRUST SECTOR      EAFE(R) EQUITY
                                                              JUNO               NOVA              ROTATION            INDEX
                                                            SUBACCOUNT         SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
ASSETS
     Investment at cost                                  $        19,876    $        17,852    $        27,632     $        48,977
                                                        =================  =================  =================   =================
     Investment at market                                $        19,026    $        19,802    $        28,899     $        56,732
                                                        -----------------  -----------------  -----------------   -----------------
         Total assets                                             19,026             19,802             28,899              56,732
LIABILITIES
     Accrued expenses                                                 24                 22                 33                  65
                                                        -----------------  -----------------  -----------------   -----------------
NET ASSETS                                               $        19,002    $        19,780    $        28,866     $        56,667
                                                        =================  =================  =================   =================
Accumulation units outstanding                                    18,085             16,291             25,061              27,505
                                                        =================  =================  =================   =================
Unit value                                               $      1.050699    $      1.214148    $      1.151845     $      2.060203
                                                        =================  =================  =================   =================

                        See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003
                                   (CONTINUED)


                                                           SCUDDER VIT                                                WANGER
                                                            EQUITY 500                         WANGER FOREIGN     INTERNATIONAL
                                                              INDEX             TECHNOLOGY         FORTY            SMALL CAP
                                                            SUBACCOUNT          SUBACCOUNT       SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
ASSETS
     Investment at cost                                  $       265,390    $        26,221    $         2,283     $       326,245
                                                        =================  =================  =================   =================
     Investment at market                                $       308,083    $        26,275    $         2,674     $       419,574
                                                        -----------------  -----------------  -----------------   -----------------
         Total assets                                            308,083             26,275              2,674             419,574
LIABILITIES
     Accrued expenses                                                374                 28                  2                 509
                                                        -----------------  -----------------  -----------------   -----------------
NET ASSETS                                               $       307,709    $        26,247    $         2,672     $       419,065
                                                        =================  =================  =================   =================
Accumulation units outstanding                                   156,493             17,809              1,110             165,031
                                                        =================  =================  =================   =================
Unit value                                               $      1.966282    $      1.473837    $      2.408567     $      2.539308
                                                        =================  =================  =================   =================


                                                                               WANGER U.S.
                                                             WANGER             SMALLER
                                                             TWENTY            COMPANIES
                                                           SUBACCOUNT          SUBACCOUNT
ASSETS                                                  -----------------  -----------------
     Investment at cost                                  $        56,488    $       193,127
                                                        =================  =================
     Investment at market                                $        59,879    $       244,995
                                                        -----------------  -----------------
         Total assets                                             59,879            244,995
LIABILITIES
     Accrued expenses                                                 72                284
                                                        -----------------  -----------------
NET ASSETS                                               $        59,807    $       244,711
                                                        =================  =================
Accumulation units outstanding                                    24,201             99,281
                                                        =================  =================
Unit value                                               $      2.471175    $      2.464828
                                                        =================  =================




                        See Notes to Financial Statements
                                      SA-5

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOED ENDED DECEMBER 31, 2003



                                                                                              PHOENIX-ALLIANCE/   PHOENIX-ALLIANCE/
                                                         PHOENIX-ABERDEEN     PHOENIX-AIM         BERNSTEIN           BERNSTEIN
                                                          INTERNATIONAL      MID-CAP EQUITY     ENHANCED INDEX      GROWTH + VALUE
                                                            SUBACCOUNT         SUBACCOUNT        SUBACCOUNT           SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
Investment income
     Distributions                                       $         3,647    $             -    $         $ 194     $           101
Expenses
     Mortality and expense fees                                    2,450              1,155                232                 196
     Indexing (gain) loss                                            123                 35                  6                   5
                                                        -----------------  -----------------  -----------------   -----------------
Net investment income (loss)                                       1,074             (1,190)               (44)               (100)
                                                        -----------------  -----------------  -----------------   -----------------
Net realized gain (loss) from share transactions                     201                 39                 26                   1
Net realized gain distribution from Fund                               -                  -                  -                   -
Net change in unrealized appreciation (depreciation)
     on investment                                                61,427             23,036              3,833               3,264
                                                        -----------------  -----------------  -----------------   -----------------
Net gain (loss) on investment                                     61,628             23,075              3,859               3,265
Net increase (decrease) in net assets resulting from
     operations                                          $        62,702    $        21,885    $         3,815     $         3,165
                                                        =================  =================  =================   =================


                                                          PHOENIX-DUFF &   PHOENIX-ENGEMANN   PHOENIX-ENGEMANN     PHOENIX-GOODWIN
                                                           PHELPS REAL           CAPITAL       SMALL & MID-CAP          MONEY
                                                        ESTATE SECURITIES        GROWTH             GROWTH              MARKET
                                                           SUBACCOUNT          SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
Investment income
     Distributions                                       $         4,749    $           126    $             -     $         1,320
Expenses
     Mortality and expense fees                                    1,781              1,794                322               2,958
     Indexing (gain) loss                                             99                 58                 12                  23
                                                        -----------------  -----------------  -----------------   -----------------
Net investment income (loss)                                       2,869             (1,726)              (334)             (1,661)
                                                        -----------------  -----------------  -----------------   -----------------
Net realized gain (loss) from share transactions                      50                103                  3                   -
Net realized gain distribution from Fund                           5,855                  -                  -                   -
Net change in unrealized appreciation (depreciation)
     on investment                                                34,376             32,855              8,477                   -
                                                        -----------------  -----------------  -----------------   -----------------
Net gain (loss) on investment                                     40,281             32,958              8,480                   -
Net increase (decrease) in net assets resulting from
     operations                                          $        43,150    $        31,232    $         8,146     $        (1,661)
                                                        =================  =================  =================   =================


                                                         PHOENIX-GOODWIN    PHOENIX-GOODWIN     PHOENIX-JANUS
                                                           MULTI-SECTOR      MULTI-SECTOR         FLEXIBLE          PHOENIX-KAYNE
                                                           FIXED INCOME     SHORT TERM BOND        INCOME          RISING DIVIDENDS
                                                           SUBACCOUNT(6)       SUBACCOUNT        SUBACCOUNT           SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
Investment income
     Distributions                                       $        20,148    $           762    $         4,624     $           459
Expenses
     Mortality and expense fees                                    4,122                115              1,526                 300
     Indexing (gain) loss                                             64                  2                 16                   7
                                                        -----------------  -----------------  -----------------   -----------------
Net investment income (loss)                                      15,962                645              3,082                 152
                                                        -----------------  -----------------  -----------------   -----------------
Net realized gain (loss) from share transactions                  (1,044)                 -                 (3)                 (1)
Net realized gain distribution from Fund                               -                  -              5,804                 568
Net change in unrealized appreciation (depreciation)
     on investment                                                18,922                627             (3,131)              4,549
                                                        -----------------  -----------------  -----------------   -----------------
Net gain (loss) on investment                                     17,878                627              2,670               5,116
Net increase (decrease) in net assets resulting from
     operations                                          $        33,840    $         1,272    $         5,752     $         5,268
                                                        =================  =================  =================   =================


                        See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOED ENDED DECEMBER 31, 2003
                                  (CONTINUED)



                                                          PHOENIX-KAYNE      PHOENIX-LAZARD
                                                            SMALL-CAP         INTERNATIONAL    PHOENIX-LAZARD
                                                             QUALITY             EQUITY           SMALL-CAP        PHOENIX-LAZARD
                                                              VALUE              SELECT             VALUE          U.S. MULTI-CAP
                                                            SUBACCOUNT         SUBACCOUNT       SUBACCOUNT(4)        SUBACCOUNT(3)
                                                        -----------------  -----------------  -----------------   -----------------
Investment income
     Distributions                                       $           430    $         4,720    $             2     $           131
Expenses
     Mortality and expense fees                                      192              4,669                 20                  80
     Indexing (gain) loss                                              6                158                  1                   2
                                                        -----------------  -----------------  -----------------   -----------------
Net investment income (loss)                                         232               (107)               (19)                 49
                                                        -----------------  -----------------  -----------------   -----------------
Net realized gain (loss) from share transactions                      (5)                16                 17                   1
Net realized gain distribution from Fund                               1                810                 28                 672
Net change in unrealized appreciation (depreciation)
     on investment                                                 3,872            136,089                518               1,302
                                                        -----------------  -----------------  -----------------   -----------------
Net gain (loss) on investment                                      3,868            136,915                563               1,975
Net increase (decrease) in net assets resulting from
     operations                                          $         4,100    $       136,808    $           544     $         2,024
                                                        =================  =================  =================   =================


                                                                                                                    PHOENIX-MFS
                                                           PHOENIX-LORD       PHOENIX-LORD      PHOENIX-LORD         INVESTORS
                                                             ABBETT           ABBETT LARGE-     ABBETT MID-CAP         GROWTH
                                                          BOND-DEBENTURE       CAP VALUE            VALUE              STOCK
                                                            SUBACCOUNT         SUBACCOUNT        SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
Investment income
     Distributions                                       $         6,997    $         3,146    $           685     $            -
Expenses
     Mortality and expense fees                                    1,544              4,407              1,202               2,124
     Indexing (gain) loss                                             28                147                 66                  51
                                                        -----------------  -----------------  -----------------   -----------------
Net investment income (loss)                                       5,425             (1,408)              (583)             (2,175)
                                                        -----------------  -----------------  -----------------   -----------------
Net realized gain (loss) from share transactions                     113                (10)             6,498                 (38)
Net realized gain distribution from Fund                           2,039              1,529                843                   -
Net change in unrealized appreciation (depreciation)
     on investment                                                 9,121            103,195             26,081              29,554
                                                        -----------------  -----------------  -----------------   -----------------
Net gain (loss) on investment                                     11,273            104,714             33,422              29,516
Net increase (decrease) in net assets resulting from
     operations                                          $        16,698    $       103,306    $        32,839     $        27,341
                                                        =================  =================  =================   =================


                                                            PHOENIX-MFS                                           PHOENIX-NORTHERN
                                                             INVESTORS         PHOENIX-MFS    PHOENIX-NORTHERN        NASDAQ-100
                                                               TRUST              VALUE            DOW 30              INDEX(R)
                                                             SUBACCOUNT        SUBACCOUNT        SUBACCOUNT           SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
Investment income
     Distributions                                       $            55    $         2,169    $         1,160     $             -
Expenses
     Mortality and expense fees                                      120              1,431                961                 548
     Indexing (gain) loss                                              3                 46                 22                  22
                                                        -----------------  -----------------  -----------------   -----------------
Net investment income (loss)                                         (68)               692                177                (570)
                                                        -----------------  -----------------  -----------------   -----------------
Net realized gain (loss) from share transactions                      70                  7                  7                  16
Net realized gain distribution from Fund                               -                  -                  -                   -
Net change in unrealized appreciation (depreciation)
     on investment                                                 1,845             30,050             16,430              15,335
                                                        -----------------  -----------------  -----------------   -----------------
Net gain (loss) on investment                                      1,915             30,057             16,437              15,351
Net increase (decrease) in net assets resulting from
     operations                                          $         1,847    $        30,749    $        16,614     $        14,781
                                                        =================  =================  =================   =================


                        See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOED ENDED DECEMBER 31, 2003
                                  (CONTINUED)


                                                                                                                   PHOENIX-SANFORD
                                                         PHOENIX-OAKHURST   PHOENIX-OAKHURST   PHOENIX-OAKHURST       BERNSTEIN
                                                            GROWTH AND         STRATEGIC            VALUE              GLOBAL
                                                              INCOME           ALLOCATION          EQUITY               VALUE
                                                             SUBACCOUNT        SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
Investment income
     Distributions                                       $         3,115    $         8,631    $         1,093     $           280
Expenses
     Mortality and expense fees                                    3,061              4,636              1,573                 215
     Indexing (gain) loss                                             97                 94                 61                   6
                                                        -----------------  -----------------  -----------------   -----------------
Net investment income (loss)                                         (43)             3,901               (541)                 59
                                                        -----------------  -----------------  -----------------   -----------------
Net realized gain (loss) from share transactions                     (27)            (2,847)                19                  10
Net realized gain distribution from Fund                               -                  -                  -                   -
Net change in unrealized appreciation (depreciation)
     on investment                                                66,426             53,918             29,238               4,310
                                                        -----------------  -----------------  -----------------   -----------------
Net gain (loss) on investment                                     66,399             51,071             29,257               4,320
Net increase (decrease) in net assets resulting from
     operations                                          $        66,356    $        54,972    $        28,716     $         4,379
                                                        =================  =================  =================   =================


                                                         PHOENIX-SANFORD    PHOENIX-SANFORD
                                                            BERNSTEIN          BERNSTEIN       PHOENIX-SENECA      PHOENIX-SENECA
                                                             MID-CAP           SMALL-CAP           MID-CAP            STRATEGIC
                                                              VALUE              VALUE             GROWTH               THEME
                                                            SUBACCOUNT         SUBACCOUNT        SUBACCOUNT           SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
Investment income
     Distributions                                       $           207    $             -    $             -     $             -
Expenses
     Mortality and expense fees                                    1,083              1,080                652                 919
     Indexing (gain) loss                                             43                 48                 18                  31
                                                        -----------------  -----------------  -----------------   -----------------
Net investment income (loss)                                        (919)            (1,128)              (670)               (950)
                                                        -----------------  -----------------  -----------------   -----------------
Net realized gain (loss) from share transactions                      91                351                  5                 132
Net realized gain distribution from Fund                           3,972              1,946                  -                   -
Net change in unrealized appreciation (depreciation)
      on investment                                               26,988             31,680             14,058              23,216
                                                        -----------------  -----------------  -----------------   -----------------
Net gain (loss) on investment                                     31,051             33,977             14,063              23,348
Net increase (decrease) in net assets resulting from
     operations                                          $        30,132    $        32,849    $        13,393     $        22,398
                                                        =================  =================  =================   =================


                                                          PHOENIX-STATE
                                                         STREET RESEARCH                          AIM V.I.          ALGER AMERICAN
                                                            SMALL-CAP      AIM V.I. CAPITAL       PREMIER              LEVERAGED
                                                              GROWTH         APPRECIATION          EQUITY                ALLCAP
                                                            SUBACCOUNT        SUBACCOUNT         SUBACCOUNT          SUBACCOUNT(1)
                                                        -----------------  -----------------  -----------------   -----------------
Investment income
     Distributions                                       $             -    $             -    $           214     $             -
Expenses
     Mortality and expense fees                                      685              3,605                758                 375
     Indexing (gain) loss                                             26                111                 31                  11
                                                        -----------------  -----------------  -----------------   -----------------
Net investment income (loss)                                        (711)            (3,716)              (575)               (386)
                                                        -----------------  -----------------  -----------------   -----------------
Net realized gain (loss) from share transactions                      19                (21)                17                  20
Net realized gain distribution from Fund                           7,052                  -                  -                   -
Net change in unrealized appreciation (depreciation)
     on investment                                                11,833             74,709             15,682               7,109
                                                        -----------------  -----------------  -----------------   -----------------
Net gain (loss) on investment                                     18,904             74,688             15,699               7,129
Net increase (decrease) in net assets resulting from
     operations                                          $        18,193    $        70,972    $        15,124     $         6,743
                                                        =================  =================  =================   =================


                        See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOED ENDED DECEMBER 31, 2003
                                  (CONTINUED)



                                                          FEDERATED FUND    FEDERATED HIGH
                                                             FOR U.S.         INCOME BOND
                                                            GOVERNMENT         FUND II --           VIP              VIP GROWTH
                                                          SECURITIES II     PRIMARY SHARES      CONTRAFUND(R)       OPPORTUNITIES
                                                            SUBACCOUNT       SUBACCOUNT(2)       SUBACCOUNT           SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
Investment income
     Distributions                                       $        11,476    $            14    $            33     $            39
Expenses
     Mortality and expense fees                                   10,711                640                959                 226
     Indexing (gain) loss                                             83                 12                 30                   7
                                                        -----------------  -----------------  -----------------   -----------------
Net investment income (loss)                                         682               (638)              (956)               (194)
                                                        -----------------  -----------------  -----------------   -----------------
Net realized gain (loss) from share transactions                      65                 49                661                  32
Net realized gain distribution from Fund                           1,488                  -                  -                   -
Net change in unrealized appreciation (depreciation)
     on investment                                                11,150              8,052             21,580               4,531
                                                        -----------------  -----------------  -----------------   -----------------
Net gain (loss) on investment                                     12,703              8,101             22,241               4,563
Net increase (decrease) in net assets resulting from
     operations                                          $        13,385    $         7,463    $        21,285     $         4,369
                                                        =================  =================  =================   =================


                                                                                                  TEMPLETON           TEMPLETON
                                                               VIP           MUTUAL SHARES         FOREIGN             GROWTH
                                                             GROWTH           SECURITIES         SECURITIES           SECURITIES
                                                           SUBACCOUNT         SUBACCOUNT         SUBACCOUNT           SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
Investment income
     Distributions                                       $           132    $           779    $            84      $          871
Expenses
     Mortality and expense fees                                    2,430                967                238                 781
     Indexing (gain) loss                                             75                 25                  8                  27
                                                        -----------------  -----------------  -----------------   -----------------
Net investment income (loss)                                      (2,373)              (213)              (162)                 63
                                                        -----------------  -----------------  -----------------   -----------------
Net realized gain (loss) from share transactions                      (2)                 4                 50                  20
Net realized gain distribution from Fund                               -                  -                  -                   -
Net change in unrealized appreciation (depreciation)
      on investment                                               51,729             16,851              6,484              18,091
                                                        -----------------  -----------------  -----------------   -----------------
Net gain (loss) on investment                                     51,727             16,855              6,534              18,111
Net increase (decrease) in net assets resulting from
     operations                                          $        49,354    $        16,642    $         6,372     $        18,174
                                                        =================  =================  =================   =================


                                                          RYDEX VARIABLE       RYDEX VARIABLE   RYDEX VARIABLE      SCUDDER VIT
                                                              TRUST                TRUST         TRUST SECTOR      EAFE(R) EQUITY
                                                              JUNO                 NOVA            ROTATION            INDEX
                                                          SUBACCOUNT(5)        SUBACCOUNT(7)     SUBACCOUNT(5)       SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
Investment income
     Distributions                                       $             -    $             -    $             -     $           983
Expenses
     Mortality and expense fees                                       86                 62                 91                 375
     Indexing (gain) loss                                              -                  3                  2                  (2)
                                                        -----------------  -----------------  -----------------   -----------------
Net investment income (loss)                                         (86)               (65)               (93)                610
                                                        -----------------  -----------------  -----------------   -----------------
Net realized gain (loss) from share transactions                       -                  1                 (1)                (16)
Net realized gain distribution from Fund                               -                  -                  -                   -
Net change in unrealized appreciation (depreciation)
     on investment                                                  (850)             1,950              1,267               9,171
                                                        -----------------  -----------------  -----------------   -----------------
Net gain (loss) on investment                                       (850)             1,951              1,266               9,155
Net increase (decrease) in net assets resulting from
     operations                                          $          (936)   $         1,886    $         1,173     $         9,765
                                                        =================  =================  =================   =================


                        See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOED ENDED DECEMBER 31, 2003
                                  (CONTINUED)

                                                           SCUDDER VIT                                                WANGER
                                                            EQUITY 500                         WANGER FOREIGN     INTERNATIONAL
                                                              INDEX             TECHNOLOGY         FORTY            SMALL CAP
                                                            SUBACCOUNT          SUBACCOUNT       SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
Investment income
     Distributions                                       $         1,258    $             -    $             4     $           429
Expenses
     Mortality and expense fees                                    2,134                130                 16               3,002
     Indexing (gain) loss                                             48                  3                  -                 125
                                                        -----------------  -----------------  -----------------   -----------------
Net investment income (loss)                                        (924)              (133)               (12)             (2,698)
                                                        -----------------  -----------------  -----------------   -----------------
Net realized gain (loss) from share transactions                      68                (15)                13                  33
Net realized gain distribution from Fund                               -                  -                  -                   -
Net change in unrealized appreciation (depreciation)
     on investment                                                44,210              2,802                426             102,358
                                                        -----------------  -----------------  -----------------   -----------------
Net gain (loss) on investment                                     44,278              2,787                439             102,391
Net increase (decrease) in net assets resulting from
     operations                                          $        43,354    $         2,654    $          427      $        99,693
                                                        =================  =================  =================   =================


                                                                               WANGER U.S.
                                                             WANGER             SMALLER
                                                             TWENTY            COMPANIES
                                                           SUBACCOUNT          SUBACCOUNT
                                                       -----------------  -----------------
Investment income
     Distributions                                       $             -    $             -
Expenses
     Mortality and expense fees                                      228              2,149
     Indexing (gain) loss                                              5                 86
                                                        -----------------  -----------------
Net investment income (loss)                                        (233)            (2,235)
                                                        -----------------  -----------------
Net realized gain (loss) from share transactions                      (1)                (5)
Net realized gain distribution from Fund                               -                  -
Net change in unrealized appreciation (depreciation)
     on investment                                                 3,425             56,185
                                                        -----------------  -----------------
Net gain (loss) on investment                                      3,424             56,180
Net increase (decrease) in net assets resulting from
     operations                                          $         3,191    $        53,945
                                                        =================  =================







Footnotes for Statements of Operations
For the period ended December 31, 2003

(1) From inception January 2, 2003 to December 31, 2003.
(2) From inception February 13, 2003 to December 31, 2003.
(3) From inception May 1, 2003 to December 31, 2003.
(4) From inception May 29, 2003 to December 31, 2003.
(5) From inception July 1, 2003 to December 31, 2003.
(6) From inception September 8, 2003 to December 31, 2003.
(7) From inception September 9, 2003 to December 31, 2003.



                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                                                             PHOENIX-ALLIANCE/    PHOENIX-ALLIANCE/
                                                         PHOENIX-ABERDEEN     PHOENIX-AIM         BERNSTEIN           BERNSTEIN
                                                          INTERNATIONAL      MID-CAP EQUITY     ENHANCED INDEX      GROWTH + VALUE
                                                            SUBACCOUNT         SUBACCOUNT        SUBACCOUNT           SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
FROM OPERATIONS
     Net investment income (loss)                        $         1,074    $        (1,190)   $           (44)    $          (100)
     Net realized gain (loss)                                        201                 39                 26                   1
     Net change in unrealized appreciation (depreciation)
         on investments                                           61,427             23,036              3,833               3,264
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) resulting from operations            62,702             21,885              3,815               3,165
                                                        -----------------  -----------------  -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                          2,085                735                735                   -
     Participant transfers                                       130,801 +           68,262              4,445              19,131
     Participant withdrawals                                        (283)            (1,038)              (214)                  -
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                           132,603             67,959              4,966              19,131
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets                       195,305             89,844              8,781              22,296
NET ASSETS
     Beginning of period                                          60,873             35,794             12,812               5,061
                                                        -----------------  -----------------  -----------------   -----------------
     End of period                                       $       256,178    $       125,638    $        21,593     $        27,357
                                                        =================  =================  =================   =================

                                                         PHOENIX-DUFF &     PHOENIX-ENGEMANN   PHOENIX-ENGEMANN    PHOENIX-GOODWIN
                                                           PHELPS REAL           CAPITAL       SMALL & MID-CAP         MONEY
                                                        ESTATE SECURITIES        GROWTH             GROWTH             MARKET
                                                           SUBACCOUNT          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
FROM OPERATIONS
     Net investment income (loss)                        $         2,869    $        (1,726)   $          (334)    $        (1,661)
     Net realized gain (loss)                                      5,905                103                  3                   -
     Net change in unrealized appreciation (depreciation)
         on investments                                           34,376             32,855              8,477                   -
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) resulting from operations            43,150             31,232              8,146              (1,661)
                                                        -----------------  -----------------  -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                         41,127              4,978              5,816             408,472
     Participant transfers                                        62,361             37,434             22,240            (102,477)
     Participant withdrawals                                        (299)              (618)               (17)             (1,806)
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                           103,189             41,794             28,039             304,189
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets                       146,339             73,026             36,185             302,528
NET ASSETS
     Beginning of period                                          67,157             79,117             13,912              81,767
                                                        -----------------  -----------------  -----------------   -----------------
     End of period                                       $       213,496    $       152,143    $        50,097     $       384,295
                                                        =================  =================  =================   =================


                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                                         PHOENIX-GOODWIN     PHOENIX-GOODWIN    PHOENIX-JANUS
                                                           MULTI-SECTOR       MULTI-SECTOR        FLEXIBLE          PHOENIX-KAYNE
                                                           FIXED INCOME      SHORT TERM BOND       INCOME          RISING DIVIDENDS
                                                           SUBACCOUNT(6)       SUBACCOUNT        SUBACCOUNT           SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
FROM OPERATIONS
     Net investment income (loss)                        $        15,962    $           645    $         3,082     $           152
     Net realized gain (loss)                                     (1,044)                 -              5,801                 567
     Net change in unrealized appreciation (depreciation)
         on investments                                           18,922                627             (3,131)              4,549
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) resulting from operations            33,840              1,272              5,752               5,268
                                                        -----------------  -----------------  -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                         29,890             51,750             59,640              37,500
     Participant transfers                                       123,941              4,463            202,041              46,368
     Participant withdrawals                                         (92)                 -               (945)               (638)
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                           153,739             56,213            260,736              83,230
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets                       187,579             57,485            266,488              88,498
NET ASSETS
     Beginning of period                                         227,766                  -             23,653               2,251
                                                        -----------------  -----------------  -----------------   -----------------
     End of period                                       $       415,345    $        57,485    $       290,141     $        90,749
                                                        =================  =================  =================   =================

                                                          PHOENIX-KAYNE     PHOENIX-LAZARD
                                                            SMALL-CAP        INTERNATIONAL     PHOENIX-LAZARD
                                                             QUALITY            EQUITY            SMALL-CAP        PHOENIX-LAZARD
                                                              VALUE             SELECT              VALUE          U.S. MULTI-CAP
                                                          SUBACCOUNT(3)        SUBACCOUNT       SUBACCOUNT(4)       SUBACCOUNT(3)
                                                        -----------------  -----------------  -----------------   -----------------
FROM OPERATIONS
     Net investment income (loss)                        $           232    $          (107)   $           (19)    $            49
     Net realized gain (loss)                                         (4)               826                 45                 673
     Net change in unrealized appreciation (depreciation)
         on investments                                            3,872            136,089                518               1,302
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) resulting from operations             4,100            136,808                544               2,024
                                                        -----------------  -----------------  -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                          2,661            468,166              2,209              25,468
     Participant transfers                                        53,057            331,381                293               7,709
     Participant withdrawals                                        (633)            (5,338)                 -                   -
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                            55,085            794,209              2,502              33,177
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets                        59,185            931,017              3,046              35,201
NET ASSETS
     Beginning of period                                               -             17,127                  -                   -
                                                        -----------------  -----------------  -----------------   -----------------
     End of period                                       $        59,185    $       948,144    $         3,046     $        35,201
                                                        =================  =================  =================   =================


                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                                                                                                    PHOENIX-MFS
                                                          PHOENIX-LORD       PHOENIX-LORD        PHOENIX-LORD        INVESTORS
                                                             ABBETT        ABBETT LARGE-CAP     ABBETT MID-CAP         GROWTH
                                                         BOND-DEBENTURE         VALUE               VALUE              STOCK
                                                           SUBACCOUNT         SUBACCOUNT          SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------  -----------------  -----------------
FROM OPERATIONS
     Net investment income (loss)                        $         5,425    $        (1,408)   $          (583)   $        (2,175)
     Net realized gain (loss)                                      2,152              1,519              7,341                (38)
     Net change in unrealized appreciation (depreciation)
         on investments                                            9,121            103,195             26,081             29,554
                                                        -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) resulting from operations            16,698            103,306             32,839             27,341
                                                        -----------------  -----------------  -----------------  -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                         41,493            358,812              9,629            126,223
     Participant transfers                                       192,447            327,357            125,603            149,556 ++
     Participant withdrawals                                      (3,847)            (5,943)            (7,133)            (1,438)
                                                        -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                           230,093            680,226            128,099            274,341
                                                        -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in net assets                       246,791            783,532            160,938            301,682
NET ASSETS
     Beginning of period                                           1,468             30,161              2,282             39,876
                                                        -----------------  -----------------  -----------------  -----------------
     End of period                                       $       248,259    $       813,693    $       163,220    $       341,558
                                                        =================  =================  =================  =================

                                                           PHOENIX-MFS                                            PHOENIX-NORTHERN
                                                            INVESTORS         PHOENIX-MFS     PHOENIX-NORTHERN       NASDAQ-100
                                                              TRUST              VALUE             DOW 30             INDEX(R)
                                                            SUBACCOUNT        SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------  -----------------
FROM OPERATIONS
     Net investment income (loss)                        $           (68)   $           692     $          177    $          (570)
     Net realized gain (loss)                                         70                  7                  7                 16
     Net change in unrealized appreciation (depreciation)
         on investments                                            1,845             30,050             16,430             15,335
                                                        -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) resulting from operations             1,847             30,749             16,614             14,781
                                                        -----------------  -----------------  -----------------  -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                              -             19,621              3,694              1,789
     Participant transfers                                         5,488            117,623             42,972              9,104
     Participant withdrawals                                        (999)            (1,723)           (38,972)              (277)
                                                        -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                             4,489            135,521              7,694             10,616
                                                        -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in net assets                         6,336            166,270             24,308             25,397
NET ASSETS
     Beginning of period                                           4,399             16,849             58,871             29,396
                                                        -----------------  -----------------  -----------------  -----------------
     End of period                                       $        10,735    $       183,119    $        83,179    $        54,793
                                                        =================  =================  =================  =================


                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                                                                                                   PHOENIX-SANFORD
                                                        PHOENIX-OAKHURST   PHOENIX-OAKHURST    PHOENIX-OAKHURST       BERNSTEIN
                                                           GROWTH AND         STRATEGIC            VALUE                GLOBAL
                                                             INCOME           ALLOCATION          EQUITY                VALUE
                                                           SUBACCOUNT         SUBACCOUNT        SUBACCOUNT            SUBACCOUNT
                                                        -----------------  -----------------  ----------------    -----------------
FROM OPERATIONS
     Net investment income (loss)                        $           (43)   $         3,901    $          (541)    $            59
     Net realized gain (loss)                                        (27)            (2,847)                19                  10
     Net change in unrealized appreciation (depreciation)
         on investments                                           66,426             53,918             29,238               4,310
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) resulting from operations            66,356             54,972             28,716               4,379
                                                        -----------------  -----------------  -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                        233,151             17,750              1,654               8,146
     Participant transfers                                       193,246            (76,623)           110,917                 689
     Participant withdrawals                                      (2,230)                 -                (42)                 (2)
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                           424,167            (58,873)           112,529               8,833
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets                       490,523             (3,901)           141,245              13,212
NET ASSETS
     Beginning of period                                          10,674            376,425             37,725               9,415
                                                        -----------------  -----------------  -----------------   -----------------
     End of period                                       $       501,197    $       372,524    $       178,970     $        22,627
                                                        =================  =================  =================   =================

                                                         PHOENIX-SANFORD    PHOENIX-SANFORD
                                                            BERNSTEIN          BERNSTEIN       PHOENIX-SENECA       PHOENIX-SENECA
                                                             MID-CAP           SMALL-CAP           MID-CAP             STRATEGIC
                                                              VALUE              VALUE             GROWTH                THEME
                                                            SUBACCOUNT         SUBACCOUNT        SUBACCOUNT            SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
FROM OPERATIONS
     Net investment income (loss)                        $          (919)   $        (1,128)   $          (670)    $          (950)
     Net realized gain (loss)                                      4,063              2,297                  5                 132
     Net change in unrealized appreciation (depreciation)
         on investments                                           26,988             31,680             14,058              23,216
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) resulting from operations            30,132             32,849             13,393              22,398
                                                        -----------------  -----------------  -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                          7,141             18,875              1,376              11,700
     Participant transfers                                        55,219             38,272             60,882              38,003
     Participant withdrawals                                           -                  -                 (3)               (993)
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                            62,360             57,147             62,255              48,710
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets                        92,492             89,996             75,648              71,108
NET ASSETS
     Beginning of period                                          40,665             37,528                700              16,790
                                                        -----------------  -----------------  -----------------   -----------------
     End of period                                       $       133,157    $       127,524    $        76,348     $        87,898
                                                        =================  =================  =================   =================


                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                                          PHOENIX-STATE
                                                         STREET RESEARCH                          AIM V.I.          ALGER AMERICAN
                                                            SMALL-CAP      AIM V.I. CAPITAL       PREMIER              LEVERAGED
                                                              GROWTH         APPRECIATION          EQUITY                ALLCAP
                                                            SUBACCOUNT        SUBACCOUNT         SUBACCOUNT          SUBACCOUNT(1)
                                                        -----------------  -----------------  -----------------   -----------------
FROM OPERATIONS
     Net investment income (loss)                        $          (711)   $        (3,716)   $          (575)    $          (386)
     Net realized gain (loss)                                      7,071                (21)                17                  20
     Net change in unrealized appreciation (depreciation)
         on investments                                           11,833             74,709             15,682               7,109
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) resulting from operations            18,193             70,972             15,124               6,743
                                                        -----------------  -----------------  -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                         63,560            204,359             16,185               1,983
     Participant transfers                                        50,895            187,965             42,746              41,008
     Participant withdrawals                                        (578)            (2,393)            (1,135)                (10)
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                           113,877            389,931             57,796              42,981
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets                       132,070            460,903             72,920              49,724
NET ASSETS
     Beginning of period                                           2,659             65,121              4,343                   -
                                                        -----------------  -----------------  -----------------   -----------------
     End of period                                       $       134,729    $       526,024    $        77,263     $        49,724
                                                        =================  =================  =================   =================

                                                          FEDERATED FUND     FEDERATED HIGH
                                                             FOR U.S.         INCOME BOND
                                                            GOVERNMENT         FUND II --           VIP              VIP GROWTH
                                                          SECURITIES II      PRIMARY SHARES     CONTRAFUND(R)       OPPORTUNITIES
                                                            SUBACCOUNT        SUBACCOUNT(2)       SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
FROM OPERATIONS
     Net investment income (loss)                        $           682    $          (638)    $         (956)    $          (194)
     Net realized gain (loss)                                      1,553                 49                661                  32
     Net change in unrealized appreciation (depreciation)
         on investments                                           11,150              8,052             21,580               4,531
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) resulting from operations            13,385              7,463             21,285               4,369
                                                        -----------------  -----------------  -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                        597,529             27,092             23,964              17,045
     Participant transfers                                       782,681             89,428             48,405               4,085
     Participant withdrawals                                     (17,763)              (828)               (14)               (785)
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                         1,362,447            115,692             72,355              20,345
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets                     1,375,832            123,155             93,640              24,714
NET ASSETS
     Beginning of period                                         213,316                  -              4,543               5,273
                                                        -----------------  -----------------  -----------------   -----------------
     End of period                                       $     1,589,148    $       123,155    $        98,183     $        29,987
                                                        =================  =================  =================   =================


                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                                                                                  TEMPLETON           TEMPLETON
                                                               VIP           MUTUAL SHARES         FOREIGN             GROWTH
                                                             GROWTH           SECURITIES         SECURITIES           SECURITIES
                                                           SUBACCOUNT         SUBACCOUNT         SUBACCOUNT           SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
FROM OPERATIONS
     Net investment income (loss)                        $        (2,373)   $          (213)   $          (162)    $            63
     Net realized gain (loss)                                         (2)                 4                 50                  20
     Net change in unrealized appreciation (depreciation)
         on investments                                           51,729             16,851              6,484              18,091
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) resulting from operations            49,354             16,642              6,372              18,174
                                                        -----------------  -----------------  -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                        145,293             24,300             26,242                   -
     Participant transfers                                       144,346             37,120              5,182              60,095
     Participant withdrawals                                      (1,649)                 -             (1,199)            (13,530)
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                           287,990             61,420             30,225              46,565
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets                       337,344             78,062             36,597              64,739
NET ASSETS
     Beginning of period                                          53,991             34,015              1,520              28,119
                                                        -----------------  -----------------  -----------------   -----------------
     End of period                                       $       391,335    $       112,077    $        38,117     $        92,858
                                                        =================  =================  =================   =================

                                                          RYDEX VARIABLE       RYDEX VARIABLE   RYDEX VARIABLE      SCUDDER VIT
                                                              TRUST                TRUST         TRUST SECTOR      EAFE(R) EQUITY
                                                              JUNO                 NOVA            ROTATION            INDEX
                                                          SUBACCOUNT(5)        SUBACCOUNT(7)     SUBACCOUNT(5)       SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
FROM OPERATIONS
     Net investment income (loss)                        $           (86)   $           (65)   $           (93)    $           610
     Net realized gain (loss)                                          -                  1                 (1)                (16)
     Net change in unrealized appreciation (depreciation)
         on investments                                             (850)             1,950              1,267               9,171
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) resulting from operations              (936)             1,886              1,173               9,765
                                                        -----------------  -----------------  -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                          9,000                  -                  -               5,842
     Participant transfers                                        11,281             17,894             27,693              26,479
     Participant withdrawals                                        (343)                 -                  -                (488)
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                            19,938             17,894             27,693              31,833
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets                        19,002             19,780             28,866              41,598
NET ASSETS
     Beginning of period                                               -                  -                  -              15,069
                                                        -----------------  -----------------  -----------------   -----------------
     End of period                                       $        19,002    $        19,780    $        28,866     $        56,667
                                                        =================  =================  =================   =================


                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                                           SCUDDER VIT                                                 WANGER
                                                            EQUITY 500                         WANGER FOREIGN      INTERNATIONAL
                                                              INDEX             TECHNOLOGY         FORTY             SMALL CAP
                                                            SUBACCOUNT          SUBACCOUNT       SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
FROM OPERATIONS
     Net investment income (loss)                        $          (924)   $          (133)   $           (12)    $        (2,698)
     Net realized gain (loss)                                         68                (15)                13                  33
     Net change in unrealized appreciation (depreciation)
         on investments                                           44,210              2,802                426             102,358
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) resulting from operations            43,354              2,654                427              99,693
                                                        -----------------  -----------------  -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                        110,444              1,600              1,198             107,011
     Participant transfers                                       117,196             16,812                  -             145,329
     Participant withdrawals                                      (3,206)                 -                (15)             (1,745)
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                           224,434             18,412              1,183             250,595
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets                       267,788             21,066              1,610             350,288
NET ASSETS
     Beginning of period                                          39,921              5,181              1,062              68,777
                                                        -----------------  -----------------  -----------------   -----------------
     End of period                                       $       307,709    $        26,247    $         2,672     $       419,065
                                                        =================  =================  =================   =================


                                                                               WANGER U.S.
                                                             WANGER             SMALLER
                                                             TWENTY            COMPANIES
                                                           SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------
FROM OPERATIONS
     Net investment income (loss)                        $          (233)   $        (2,235)
     Net realized gain (loss)                                         (1)                (5)
     Net change in unrealized appreciation (depreciation)
         on investments                                            3,425             56,185
                                                        -----------------  -----------------
     Net increase (decrease) resulting from operations             3,191             53,945
                                                        -----------------  -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                         26,340             13,811
     Participant transfers                                        29,107             66,921
     Participant withdrawals                                         (16)                 -
                                                        -----------------  -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                            55,431             80,732
                                                        -----------------  -----------------
     Net increase (decrease) in net assets                        58,622            134,677
NET ASSETS
     Beginning of period                                           1,185            110,034
                                                        -----------------  -----------------
     End of period                                       $        59,807    $       244,711
                                                        =================  =================



+  Participant transfers include net assets transferred in from Aberdeen New Asia on February 7, 2003.
++ Participant transfers include net assets transferred in from MFS Investors Growth and Van Kampen Focus Equity on February 14, 2003.

Footnotes for Statements of Changes in Net Assets
For the period ended December 31, 2003

(1)  From inception January 2, 2003 to December 31, 2003.                (5)  From inception July 1, 2003 to December 31, 2003.
(2)  From inception February 13, 2003 to December 31, 2003.              (6)  From inception September 8, 2003 to December 31, 2003.
(3)  From inception May 1, 2003 to December 31, 2003.                    (7)  From inception September 9, 2003 to December 31, 2003.
(4)  From inception May 29, 2003 to December 31, 2003.


                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002


                                                                                                                  PHOENIX-ALLIANCE/
                                                         PHOENIX-ABERDEEN   PHOENIX-ABERDEEN     PHOENIX-AIM      BERNSTEIN GROWTH +
                                                          INTERNATIONAL         NEW ASIA        MID-CAP  EQUITY         VALUE
                                                          SUBACCOUNT(4)      SUBACCOUNT(4)       SUBACCOUNT(8)      SUBACCOUNT(10)
                                                         ----------------   ----------------   ----------------   ----------------
FROM OPERATIONS
   Net investment income (loss)                           $           87     $          420     $         (145)    $           10
   Net realized gain (loss)                                           75                382                 (2)                 -
   Net unrealized appreciation (depreciation)                     (2,719)            (3,396)              (411)              (131)
                                                         ----------------   ----------------   ----------------   ----------------
   Net increase (decrease) resulting from operations              (2,557)            (2,594)              (558)              (121)
                                                         ----------------   ----------------   ----------------   ----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                           67,329             19,343                  -                  -
   Participant transfers                                           6,389             34,446             36,352              5,182
   Participant withdrawals                                       (10,288)           (11,708)                 -                  -
                                                         ----------------   ----------------   ----------------   ----------------
   Net increase (decrease) in net assets resulting
      from participant transactions                               63,430             42,081             36,352              5,182
                                                         ----------------   ----------------   ----------------   ----------------
   Net increase (decrease) in net assets                          60,873             39,487             35,794              5,061
NET ASSETS
   Beginning of period                                                 -                  -                  -                  -
                                                         ----------------   ----------------   ----------------   ----------------
   End of period                                          $       60,873     $       39,487     $       35,794     $        5,061
                                                         ================   ================   ================   ================

                                                                                                PHOENIX-DUFF &
                                                                                                    PHELPS
                                                         PHOENIX-DEUTSCHE   PHOENIX-DEUTSCHE      REAL ESTATE      PHOENIX-ENGEMANN
                                                              DOW 30       NASDAQ-100 INDEX(R)    SECURITIES        CAPITAL GROWTH
                                                           SUBACCOUNT(1)      SUBACCOUNT(1)      SUBACCOUNT(6)       SUBACCOUNT(6)
                                                         ----------------   ----------------   ----------------   ----------------
FROM OPERATIONS
   Net investment income (loss)                           $          448     $         (180)    $          797     $         (518)
   Net realized gain (loss)                                       (4,516)              (356)               534                (30)
   Net unrealized appreciation (depreciation)                     (5,137)            (1,621)             1,605               (562)
                                                         ----------------   ----------------   ----------------   ----------------
   Net increase (decrease) resulting from operations              (9,205)            (2,157)             2,936             (1,110)
                                                         ----------------   ----------------   ----------------   ----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                          103,461             31,728             63,578             80,182
   Participant transfers                                         (34,493)                 -                712                427
   Participant withdrawals                                          (892)              (175)               (69)              (382)
                                                         ----------------   ----------------   ----------------   ----------------
   Net increase (decrease) in net assets resulting
      from participant transactions                               68,076             31,553             64,221             80,227
                                                         ----------------   ----------------   ----------------   ----------------
   Net increase (decrease) in net assets                          58,871             29,396             67,157             79,117
NET ASSETS
   Beginning of period                                                 -                  -                  -                  -
                                                         ----------------   ----------------   ----------------   ----------------
   End of period                                          $       58,871     $       29,396     $       67,157     $       79,117
                                                         ================   ================   ================   ================


                       See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002
                                   (CONTINUED)

                                                         PHOENIX-ENGEMANN                      PHOENIX-GOODWIN
                                                         SMALL & MID-CAP    PHOENIX-GOODWIN      MULTI-SECTOR     PHOENIX-HOLLISTER
                                                              GROWTH         MONEY MARKET        FIXED INCOME        VALUE EQUITY
                                                           SUBACCOUNT(1)      SUBACCOUNT(3)      SUBACCOUNT(4)      SUBACCOUNT(1)
                                                         ----------------   ----------------   ----------------   ----------------
FROM OPERATIONS
   Net investment income (loss)                           $         (111)    $          (49)    $        5,467     $          (10)
   Net realized gain (loss)                                          (25)                 -                324               (573)
   Net unrealized appreciation (depreciation)                     (2,602)                 -              6,146             (7,405)
                                                         ----------------   ----------------   ----------------   ----------------
   Net increase (decrease) resulting from operations              (2,738)               (49)            11,937             (7,988)
                                                         ----------------   ----------------   ----------------   ----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                           16,072             94,919            197,336             48,230
   Participant transfers                                             581              3,183             40,433             19,833
   Participant withdrawals                                            (3)           (16,286)           (21,940)           (22,350)
                                                         ----------------   ----------------   ----------------   ----------------
   Net increase (decrease) in net assets resulting
      from participant transactions                               16,650             81,816            215,829             45,713
                                                         ----------------   ----------------   ----------------   ----------------
   Net increase (decrease) in net assets                          13,912             81,767            227,766             37,725
NET ASSETS
   Beginning of period                                                 -                  -                  -                  -
                                                         ----------------   ----------------   ----------------   ----------------
   End of period                                          $       13,912     $       81,767     $      227,766     $       37,725
                                                         ================   ================   ================   ================


                                                           PHOENIX-J.P
                                                              MORGAN
                                                             RESEARCH        PHOENIX-JANUS                         PHOENIX-KAYNE
                                                             ENHANCED           FLEXIBLE        PHOENIX-JANUS        LARGE-CAP
                                                              INDEX              INCOME             GROWTH              CORE
                                                          SUBACCOUNT(5)      SUBACCOUNT(4)      SUBACCOUNT(1)      SUBACCOUNT(11)
                                                         ----------------   ----------------   ----------------   ----------------
FROM OPERATIONS
   Net investment income (loss)                           $            2     $          385     $         (238)    $           (7)
   Net realized gain (loss)                                           (8)                54                (17)                 1
   Net unrealized appreciation (depreciation)                     (1,042)               526             (2,738)               (40)
                                                         ----------------   ----------------   ----------------   ----------------
   Net increase (decrease) resulting from operations              (1,048)               965             (2,993)               (46)
                                                         ----------------   ----------------   ----------------   ----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                            6,705             16,019             32,167              2,297
   Participant transfers                                           7,406             15,893             11,083                  -
   Participant withdrawals                                          (251)            (9,224)              (381)                 -
                                                         ----------------   ----------------   ----------------   ----------------
   Net increase (decrease) in net assets resulting
      from participant transactions                               13,860             22,688             42,869              2,297
                                                         ----------------   ----------------   ----------------   ----------------
   Net increase (decrease) in net assets                          12,812             23,653             39,876              2,251
NET ASSETS
   Beginning of period                                                 -                  -                  -                  -
                                                         ----------------   ----------------   ----------------   ----------------
   End of period                                          $       12,812     $       23,653     $       39,876     $        2,251
                                                         ================   ================   ================   ================


                       See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002
                                   (CONTINUED)

                                                          PHOENIX-LAZARD        PHOENIX-           PHOENIX-            PHOENIX-
                                                          INTERNATIONAL       LORD ABBETT        LORD ABBETT         LORD ABBETT
                                                          EQUITY SELECT      BOND-DEBENTURE     LARGE-CAP VALUE      MID-CAP VALUE
                                                          SUBACCOUNT(11)     SUBACCOUNT(13)     SUBACCOUNT(12)      SUBACCOUNT(11)
                                                         ----------------   ----------------   ----------------   ----------------
FROM OPERATIONS
   Net investment income (loss)                           $          (18)    $           23     $          (33)    $           (3)
   Net realized gain (loss)                                            -                  2               (392)                 -
   Net unrealized appreciation (depreciation)                         78                  4                (31)               (11)
                                                         ----------------   ----------------   ----------------   ----------------
   Net increase (decrease) resulting from operations                  60                 29               (456)               (14)
                                                         ----------------   ----------------   ----------------   ----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                           15,684              1,074             29,693              2,296
   Participant transfers                                           1,383                365                917                  -
   Participant withdrawals                                             -                  -                  7                  -
                                                         ----------------   ----------------   ----------------   ----------------
   Net increase (decrease) in net assets resulting
   from participant transactions                                  17,067              1,439             30,617              2,296
                                                         ----------------   ----------------   ----------------   ----------------
   Net increase (decrease) in net assets                          17,127              1,468             30,161              2,282
NET ASSETS
   Beginning of period                                                 -                  -                  -                  -
                                                         ----------------   ----------------   ----------------   ----------------
   End of period                                          $       17,127     $        1,468     $       30,161     $        2,282
                                                         ================   ================   ================   ================


                                                            PHOENIX-MFS        PHOENIX-MFS                         PHOENIX-OAKHURST
                                                         INVESTORS GROWTH       INVESTORS         PHOENIX-MFS         GROWTH AND
                                                               STOCK              TRUST              VALUE              INCOME
                                                           SUBACCOUNT(2)      SUBACCOUNT(2)      SUBACCOUNT(8)      SUBACCOUNT(10)
                                                         ----------------   ----------------   ----------------   ----------------
FROM OPERATIONS
   Net investment income (loss)                           $          (78)    $          (43)    $           46     $           51
   Net realized gain (loss)                                       (2,802)            (2,498)             2,244                  1
   Net unrealized appreciation (depreciation)                       (789)              (678)               187               (298)
                                                         ----------------   ----------------   ----------------   ----------------
   Net increase (decrease) resulting from operations              (3,669)            (3,219)             2,477               (246)
                                                         ----------------   ----------------   ----------------   ----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                           18,453             12,500             10,968              8,386
   Participant transfers                                          (8,984)            (4,882)             5,588              2,539
   Participant withdrawals                                          (125)                 -             (2,184)                (5)
                                                         ----------------   ----------------   ----------------   ----------------
   Net increase (decrease) in net assets resulting
      from participant transactions                                9,344              7,618             14,372             10,920
                                                         ----------------   ----------------   ----------------   ----------------
   Net increase (decrease) in net assets                           5,675              4,399             16,849             10,674
NET ASSETS
   Beginning of period                                                 -                  -                  -                  -
                                                         ----------------   ----------------   ----------------   ----------------
   End of period                                          $        5,675     $        4,399     $       16,849     $       10,674
                                                         ================   ================   ================   ================


                       See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002
                                   (CONTINUED)

                                                         PHOENIX-OAKHURST   PHOENIX-SANFORD     PHOENIX-SANFORD    PHOENIX-SANFORD
                                                             STRATEGIC         BERNSTEIN          BERNSTEIN           BERNSTEIN
                                                            ALLOCATION        GLOBAL VALUE      MID-CAP VALUE      SMALL-CAP VALUE
                                                           SUBACCOUNT(1)      SUBACCOUNT(1)     SUBACCOUNT(1)       SUBACCOUNT(1)
                                                         ----------------   ----------------   ----------------   ----------------
FROM OPERATIONS
   Net investment income (loss)                           $        2,792     $           28     $           (5)    $          (74)
   Net realized gain (loss)                                         (598)                (5)               678              1,547
   Net unrealized appreciation (depreciation)                     (3,627)            (1,352)            (6,784)            (5,097)
                                                         ----------------   ----------------   ----------------   ----------------
   Net increase (decrease) resulting from operations              (1,433)            (1,329)            (6,111)            (3,624)
                                                         ----------------   ----------------   ----------------   ----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                          165,707              8,671             39,710             25,260
   Participant transfers                                         212,193              2,073             14,020             28,037
   Participant withdrawals                                           (42)                 -             (6,954)           (12,145)
                                                         ----------------   ----------------   ----------------   ----------------
   Net increase (decrease) in net assets resulting
      from participant transactions                              377,858             10,744             46,776             41,152
                                                         ----------------   ----------------   ----------------   ----------------
   Net increase (decrease) in net assets                         376,425              9,415             40,665             37,528
NET ASSETS
   Beginning of period                                                 -                  -                  -                  -
                                                         ----------------   ----------------   ----------------   ----------------
   End of period                                          $      376,425     $        9,415     $       40,665     $       37,528
                                                         ================   ================   ================   ================


                                                                                                PHOENIX-STATE
                                                                                               STREET RESEARCH
                                                         PHOENIX-SENECA      PHOENIX-SENECA        SMALL-CAP       AIM V.I. CAPITAL
                                                         MID-CAP GROWTH     STRATEGIC THEME         GROWTH          APPRECIATION
                                                         SUBACCOUNT(15)      SUBACCOUNT(6)      SUBACCOUNT(14)      SUBACCOUNT(5)
                                                         ----------------   ----------------   ----------------   ----------------
FROM OPERATIONS
   Net investment income (loss)                           $           (1)    $         (119)    $           (1)    $         (252)
   Net realized gain (loss)                                            -                 (4)                 -               (517)
   Net unrealized appreciation (depreciation)                        (49)            (3,040)               (44)            (1,720)
                                                         ----------------   ----------------   ----------------   ----------------
   Net increase (decrease) resulting from operations                 (50)            (3,163)               (45)            (2,489)
                                                         ----------------   ----------------   ----------------   ----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                              750             19,953              2,600             25,922
   Participant transfers                                               -                  -                104             41,592
   Participant withdrawals                                             -                  -                  -                 96
                                                         ----------------   ----------------   ----------------   ----------------
   Net increase (decrease) in net assets resulting
      from participant transactions                                  750             19,953              2,704             67,610
                                                         ----------------   ----------------   ----------------   ----------------
   Net increase (decrease) in net assets                             700             16,790              2,659             65,121
NET ASSETS
   Beginning of period                                                 -                  -                  -                  -
                                                         ----------------   ----------------   ----------------   ----------------
   End of period                                          $          700     $       16,790     $        2,659     $       65,121
                                                         ================   ================   ================   ================


                       See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002
                                   (CONTINUED)

                                                                            FEDERATED FUND
                                                                               FOR U.S.
                                                         AIM V.I. PREMIER     GOVERNMENT            VIP             VIP GROWTH
                                                              EQUITY         SECURITIES II      CONTRAFUND(R)      OPPORTUNITIES
                                                           SUBACCOUNT(8)     SUBACCOUNT(5)      SUBACCOUNT(4)      SUBACCOUNT(5)
                                                         ----------------   ----------------   ----------------   ----------------
FROM OPERATIONS
   Net investment income (loss)                           $            -       $       (862)    $          (60)    $          (26)
   Net realized gain (loss)                                            -               (332)                74                  -
   Net unrealized appreciation (depreciation)                       (148)             3,910                (25)              (160)
                                                         ----------------   ----------------   ----------------   ----------------
   Net increase (decrease) resulting from operations                (148)             2,716                (11)              (186)
                                                         ----------------   ----------------   ----------------   ----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                                -             93,161              7,802                  -
   Participant transfers                                           4,491            116,924              5,800              5,459
   Participant withdrawals                                             -                515             (9,048)                 -
                                                         ----------------   ----------------   ----------------   ----------------
   Net increase (decrease) in net assets resulting
      from participant transactions                                4,491            210,600              4,554              5,459
                                                         ----------------   ----------------   ----------------   ----------------
   Net increase (decrease) in net assets                           4,343            213,316              4,543              5,273
NET ASSETS
   Beginning of period                                                 -                  -                  -                  -
                                                         ----------------   ----------------   ----------------   ----------------
   End of period                                          $        4,343     $      213,316     $        4,543     $        5,273
                                                         ================   ================   ================   ================


                                                                                                  TEMPLETON
                                                                VIP           MUTUAL SHARES        FOREIGN         TEMPLETON GROWTH
                                                              GROWTH            SECURITIES        SECURITIES         SECURITIES
                                                           SUBACCOUNT(1)      SUBACCOUNT(8)     SUBACCOUNT(11)      SUBACCOUNT(8)
                                                         ----------------   ----------------   ----------------   ----------------
FROM OPERATIONS
   Net investment income (loss)                           $         (355)    $         (138)    $           (7)    $         (149)
   Net realized gain (loss)                                         (263)                 -                  -              3,388
   Net unrealized appreciation (depreciation)                     (5,693)              (484)               (80)               (13)
                                                         ----------------   ----------------   ----------------   ----------------
   Net increase (decrease) resulting from operations              (6,311)              (622)               (87)             3,226
                                                         ----------------   ----------------   ----------------   ----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                           65,815                  -              1,607             31,117
   Participant transfers                                           3,730             34,637                  -             (1,986)
   Participant withdrawals                                        (9,243)                 -                  -             (4,238)
                                                         ----------------   ----------------   ----------------   ----------------
   Net increase (decrease) in net assets resulting
      from participant transactions                               60,302             34,637              1,607             24,893
                                                         ----------------   ----------------   ----------------   ----------------
   Net increase (decrease) in net assets                          53,991             34,015              1,520             28,119
NET ASSETS
   Beginning of period                                                 -                  -                  -                  -
                                                         ----------------   ----------------   ----------------   ----------------
   End of period                                          $       53,991     $       34,015     $        1,520     $       28,119
                                                         ================   ================   ================   ================


                       See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002
                                   (CONTINUED)

                                                            SCUDDER VIT
                                                          EAFE(R) EQUITY      SCUDDER VIT                          WANGER FOREIGN
                                                               INDEX       EQUITY 500 INDEX      TECHNOLOGY            FORTY
                                                           SUBACCOUNT(5)     SUBACCOUNT(7)      SUBACCOUNT(1)       SUBACCOUNT(9)
                                                         ----------------   ----------------   ----------------   ----------------
FROM OPERATIONS
   Net investment income (loss)                           $          164     $          286     $          (45)    $           (4)
   Net realized gain (loss)                                            1                (10)               (26)                 -
   Net unrealized appreciation (depreciation)                     (1,416)            (1,517)            (2,748)               (35)
                                                         ----------------   ----------------   ----------------   ----------------
   Net increase (decrease) resulting from operations              (1,251)            (1,241)            (2,819)               (39)
                                                         ----------------   ----------------   ----------------   ----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                            1,398              4,519              8,000                175
   Participant transfers                                          14,929             36,769                  -                926
   Participant withdrawals                                            (7)              (126)                 -                  -
                                                         ----------------   ----------------   ----------------   ----------------
   Net increase (decrease) in net assets resulting
      from participant transactions                               16,320             41,162              8,000              1,101
                                                         ----------------   ----------------   ----------------   ----------------
   Net increase (decrease) in net assets                          15,069             39,921              5,181              1,062
NET ASSETS
   Beginning of period                                                 -                  -                  -                  -
                                                         ----------------   ----------------   ----------------   ----------------
   End of period                                          $       15,069     $       39,921     $        5,181     $        1,062
                                                         ================   ================   ================   ================


                                                              WANGER                             WANGER U.S.
                                                           INTERNATIONAL                           SMALLER
                                                             SMALL CAP       WANGER TWENTY        COMPANIES
                                                           SUBACCOUNT(1)     SUBACCOUNT(15)     SUBACCOUNT(1)
                                                         ----------------   ----------------   ----------------
FROM OPERATIONS
   Net investment income (loss)                           $         (427)    $           (1)    $         (730)
   Net realized gain (loss)                                           (4)                 -                 44
   Net unrealized appreciation (depreciation)                     (9,029)               (34)            (4,317)
                                                         ----------------   ----------------   ----------------
   Net increase (decrease) resulting from operations              (9,460)               (35)            (5,003)
                                                         ----------------   ----------------   ----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                           75,469              1,220            126,149
   Participant transfers                                           2,768                  -             (9,611)
   Participant withdrawals                                             -                  -             (1,501)
                                                         ----------------   ----------------   ----------------
   Net increase (decrease) in net assets resulting
      from participant transactions                               78,237              1,220            115,037
                                                         ----------------   ----------------   ----------------
   Net increase (decrease) in net assets                          68,777              1,185            110,034
NET ASSETS
   Beginning of period                                                 -                  -                  -
                                                         ----------------   ----------------   ----------------
   End of period                                          $       68,777     $        1,185     $      110,034
                                                         ================   ================   ================

Footnotes for Statements of Operations
For the period ended December 31, 2002

(1)  From inception May 16, 2002 to December 31, 2002.                (9)  From inception August 29, 2002 to December 31, 2002.
(2)  From inception May 20, 2002 to December 31, 2002.                (10)  From inception September 3, 2002 to December 31, 2002.
(3)  From inception May 21, 2002 to December 31, 2002.                (11)  From inception September 4, 2002 to December 31, 2002.
(4)  From inception May 23, 2002 to December 31, 2002.                (12)  From inception September 10, 2002 to December 31, 2002.
(5)  From inception June 3, 2002 to December 31, 2002.                (13)  From inception November 1, 2002 to December 31, 2002.
(6)  From inception June 17, 2002 to December 31, 2002.               (14)  From inception December 2, 2002 to December 31, 2002.
(7)  From inception June 21, 2002 to December 31, 2002.               (15)  From inception December 3, 2002 to December 31, 2002.
(8)  From inception July 1, 2002 to December 31, 2002.


                       See Notes to Financial Statements

               PHOENIX SPECTRUM EDGE(SM) (DEATH BENEFIT OPTION 3)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 1--ORGANIZATION

   The PHL Variable Accumulation Account (the "Account"), is a separate investment account of PHL Variable Insurance Company ("PHL Variable"). PHL Variable is an indirect, wholly-owned subsidiary of Phoenix Life Insurance Company ("Phoenix"). The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and was established December 7, 1994. The Account currently consists of 54 subaccounts that invest in shares of a specific series of a mutual fund. The mutual funds include The Phoenix Edge Series Fund, AIM Variable Insurance Funds, The Alger American Fund, Federated Insurance Series, Fidelity(R) Variable Insurance Products, Franklin Templeton Variable Insurance Products Trust, The Rydex Variable Trust, Scudder Investments VIT Funds, The Universal Institutional Funds, Inc. and Wanger Advisors Trust (collectively, the "Funds"). As of December 31, 2003, all subaccounts were available for investment.

   Each series has distinct investment objectives as outlined below. Additionally, policyholders also may direct the allocation of their investments between the Account, the Guaranteed Interest Account ("GIA") or the Market Value Adjusted Guaranteed Interest Account ("MVA").

   The investment objectives as listed below in no way conflict with the investment objectives as listed in The Phoenix Edge Series annual report. The investment objectives for all of the Funds can also be found in the various Funds' prospectuses.

------------------------------------------------------------------------------------------------------------------------
                     SERIES NAME                                             INVESTMENT OBJECTIVE
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Aberdeen International Series                   High total return consistent with reasonable risk
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity Series                       Long-term growth of capital
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series        High total return
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Alliance/Bernstein  Growth + Value Series       Long-term capital growth
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series     Capital appreciation and income with approximately equal
                                                        emphasis
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Engemann Capital Growth Series                  Intermediate and long-term growth of capital appreciation with income as a secondary consideration
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth Series          Long-term growth of capital
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Goodwin Money Market Series                     As high a level of current income as is consistent with the preservation of capital and maintenance of liquidity
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series        Long-term total return
------------------------------------------------------- ----------------------------------------------------------------
                                                        To provide high current income while attempting to limit
Phoenix-Goodwin Multi-Sector Short Term Bond Series     changes in the series' net asset value per share caused by interest rate changes
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Janus Flexible Income Series                    Maximum total return consistent with the preservation of
                                                        capital
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                   Long-term capital appreciation with dividend income as a
                                                        secondary consideration
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series            Long-term capital appreciation with dividend income as a
                                                        secondary consideration
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Lazard International Equity Select Series       Long-term capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Lazard Small-Cap Value Series                   Long-term capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Lazard U.S. Multi-Cap Series                    Long-term capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture Series               High current income and long-term capital appreciation to
                                                        produce a high total return
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value Series              Capital appreciation with income as a secondary consideration
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value Series                Capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-MFS Investors Growth Stock Series               Long-term growth of capital and future income rather than
                                                        current income
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-MFS Investors Trust Series                      Long-term growth of capital; secondarily to provide reasonable current income.
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-MFS Value Series                                Capital appreciation and reasonable income
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Northern Dow 30 Series                          To track the total return of the Dow Jones Industrial
                                                        Average(SM) before fund expenses
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series             To track the total return of the Nasdaq-100 Index(R) before fund expenses
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Oakhurst Growth and Income Series               Dividend growth, current income and capital appreciation
------------------------------------------------------------------------------------------------------------------------

               PHOENIX SPECTRUM EDGE(SM) (DEATH BENEFIT OPTION 3)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

------------------------------------------------------------------------------------------------------------------------
                     SERIES NAME                                             INVESTMENT OBJECTIVE
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation Series            High total return over an extended period of time consistent with prudent investment risk
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Oakhurst Value Equity Series                    Long-term capital appreciation with current income as a
                                                        secondary consideration
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Sanford Bernstein Global Value Series           Long-term capital growth through investment in equity
                                                        securities of foreign and U.S. companies
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series          Long-term capital appreciation with current income as a
                                                        secondary investment objective
------------------------------------------------------- ----------------------------------------------------------------
                                                        Long-term capital appreciation by investing primarily in
Phoenix-Sanford Bernstein Small-Cap Value Series        small-capitalization stocks that appear to be undervalued with current income as a secondary investment objective
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                    Capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                   Long-term capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-State Street Research Small-Cap Growth Series   Long-term capital growth
------------------------------------------------------- ----------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                      Growth of capital
------------------------------------------------------- ----------------------------------------------------------------
AIM V.I. Premier Equity Fund                            Long-term growth of capital with income as a secondary
                                                        objective
------------------------------------------------------- ----------------------------------------------------------------
Alger American Leveraged AllCap Portfolio               Long-term capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
Federated Fund for U.S. Government Securities II        Current income by investing primarily in a diversified
                                                        portfolio or U.S. government securities
------------------------------------------------------- ----------------------------------------------------------------
Federated High Income Bond Fund II                      High current income by investing primarily in a professionally managed, diversified portfolio of fixed income securities
------------------------------------------------------- ----------------------------------------------------------------
VIP Contrafund(R) Portfolio                             Long-term capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
VIP Growth Opportunities Portfolio                      Capital growth
------------------------------------------------------- ----------------------------------------------------------------
VIP Growth Portfolio                                    Capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
Mutual Shares Securities Fund                           Capital appreciation with income as a secondary goal
------------------------------------------------------- ----------------------------------------------------------------
Templeton Foreign Securities Fund                       Long-term capital growth
------------------------------------------------------- ----------------------------------------------------------------
Templeton Growth Securities Fund                        Long-term capital growth
------------------------------------------------------- ----------------------------------------------------------------
                                                        To provide investment results that will inversely correlate to the price movements of a benchmark for U.S. Treasury debt
Rydex  Variable Trust Juno Fund                         instruments or futures contract on a specified debt
                                                        instrument. The Fund's current benchmark is the inverse of the daily price movement of the Long Treasury Bond
------------------------------------------------------- ----------------------------------------------------------------
                                                        To provide investment results that match the performance of a
Rydex Variable Trust Nova Fund                          specific benchmark on a daily basis. The Fund's current
                                                        benchmark is 150% of the performance of the S&P 500(R) Index
                                                        (the "underlying index")
------------------------------------------------------- ----------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund               Long-term capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
                                                        Match the performance of the Morgan Stanley Capital
Scudder VIT EAFE(R) Equity Index Fund                   International EAFE(R) Index which emphasizes stocks of
                                                        companies in major markets in Europe, Australasia and the Far
                                                        East
------------------------------------------------------- ----------------------------------------------------------------
                                                        Match the performance of the Standard & Poor's 500 Composite
Scudder VIT Equity 500 Index Fund                       Stock Price Index which emphasizes stocks of large U.S.
                                                        companies
------------------------------------------------------- ----------------------------------------------------------------
Technology Portfolio                                    Long-term capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
Wanger Foreign Forty                                    Long-term growth of capital
------------------------------------------------------- ----------------------------------------------------------------
Wanger International Small Cap                          Long-term growth of capital
------------------------------------------------------- ----------------------------------------------------------------
Wanger Twenty                                           Long-term growth of capital
------------------------------------------------------- ----------------------------------------------------------------
Wanger U.S. Smaller Companies                           Long-term growth of capital
------------------------------------------------------------------------------------------------------------------------

               PHOENIX SPECTRUM EDGE(SM) (DEATH BENEFIT OPTION 3)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS



NOTE 2--SIGNIFICANT ACCOUNTING POLICIES

   A. VALUATION OF INVESTMENTS: Investments are made exclusively in the funds and are valued at the net asset values per share of the respective series.

   B. INVESTMENT TRANSACTIONS AND RELATED INCOME: Investment transactions are recorded on the trade date. Realized gains and losses include capital gain distributions from the funds as well as gains and losses on sales of shares in the funds determined on the LIFO (last in, first out) basis.

   C. INCOME TAXES: The Account is not a separate entity from PHL Variable and under current federal income tax law, income arising from the Account is not taxed since reserves are established equivalent to such income. Therefore, no provision for related federal taxes is required.

   D. DISTRIBUTIONS: Distributions from the Funds are recorded by each subaccount on the ex-dividend date.

   E. USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, disclosure of contingent assets and liabilities, revenues and expenses. Actual results could differ from those estimates.

   F. CONTRACTS IN PAYOUT (ANNUITIZATION) PERIOD: As of December 31, 2003, there were no contracts in the payout (annuitization) period.

               PHOENIX SPECTRUM EDGE(SM) (DEATH BENEFIT OPTION 3)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 3--PURCHASES AND PROCEEDS FROM SALES OF SHARES OF THE FUNDS
      Purchases and proceeds from sales of shares of the Funds for the period ended December 31, 2003 aggregated the following:

SUBACCOUNT                                                                 PURCHASES                              SALES
----------                                                                 ---------                              -----
THE PHOENIX EDGE SERIES FUND
----------------------------
      Phoenix-Aberdeen International Series                          $             144,163                  $            10,246
      Phoenix-AIM Mid-Cap Equity Series                                             70,478                                3,600
      Phoenix-Alliance/Bernstein Enhanced Index Series                               5,754                                  820
      Phoenix-Alliance/Bernstein Growth + Value Series                              19,218                                  159
      Phoenix-Duff & Phelps Real Estate Securities Series                          115,857                                3,783
      Phoenix-Engemann Capital Growth Series                                        44,839                                4,683
      Phoenix-Engemann Small & Mid-Cap Growth Series                                28,019                                  274
      Phoenix-Goodwin Money Market Series                                          553,093                              250,189
      Phoenix-Goodwin Multi-Sector Fixed Income Series                             332,589                              162,672
      Phoenix-Goodwin Multi-Sector Short Term Bond Series                           56,975                                   45
      Phoenix-Janus Flexible Income Series                                         271,492                                1,539
      Phoenix-Kayne Rising Dividends Series                                         84,881                                  823
      Phoenix-Kayne Small-Cap Quality Value Series                                  56,485                                1,096
      Phoenix-Lazard International Equity Select Series                            806,663                               10,641
      Phoenix-Lazard Small-Cap Value Series                                          2,666                                  151
      Phoenix-Lazard U.S. Multi-Cap Series                                          33,974                                   48
      Phoenix-Lord Abbett Bond-Debenture Series                                    261,216                               23,352
      Phoenix-Lord Abbett Large-Cap Value Series                                   692,349                               11,059
      Phoenix-Lord Abbett Mid-Cap Value Series                                     232,233                              103,675
      Phoenix-MFS Investors Growth Stock Series                                    281,525                                9,001
      Phoenix-MFS Investors Trust Series                                             5,699                                1,268
      Phoenix-MFS Value Series                                                     138,154                                1,741
      Phoenix-Northern Dow 30 Series                                                 9,305                                1,400
      Phoenix-Northern Nasdaq-100 Index(R) Series                                   10,853                                  778
      Phoenix-Oakhurst Growth and Income Series                                    435,508                               10,792
      Phoenix-Oakhurst Strategic Allocation Series                                  73,999                              128,984
      Phoenix-Oakhurst Value Equity Series                                         113,743                                1,575
      Phoenix-Sanford Bernstein Global Value Series                                  9,195                                  287
      Phoenix-Sanford Bernstein Mid-Cap Value Series                                76,352                               10,844
      Phoenix-Sanford Bernstein Small-Cap Value Series                              69,238                               11,159
      Phoenix-Seneca Mid-Cap Growth Series                                          63,380                                1,705
      Phoenix-Seneca Strategic Theme Series                                         50,793                                2,945
      Phoenix-State Street Research Small-Cap Growth Series                        123,339                                2,961

               PHOENIX SPECTRUM EDGE(SM) (DEATH BENEFIT OPTION 3)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 3--PURCHASES AND PROCEEDS FROM SALES OF SHARES OF THE FUNDS (CONTINUED)

SUBACCOUNT                                                                 PURCHASES                              SALES
----------                                                                 ---------                              -----
AIM Variable Insurance Funds -- Series I Shares
-----------------------------------------------
      AIM V.I. Capital Appreciation Fund                             $             393,062                  $             6,287
      AIM V.I. Premier Equity Fund                                                  59,194                                1,884

THE ALGER AMERICAN FUND -- CLASS O SHARES
-----------------------------------------
      Alger American Leveraged AllCap Portfolio                                     43,180                                  525

FEDERATED INSURANCE SERIES
--------------------------
      Federated Fund for U.S. Government Securities II                           1,396,742                               30,421
      Federated High Income Bond Fund II -- Primary Shares                         123,097                                7,899

FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- SERVICE CLASS
--------------------------------------------------------
      VIP Contrafund(R) Portfolio                                                   87,369                               15,853
      VIP Growth Opportunities Portfolio                                            21,401                                1,220
      VIP Growth Portfolio                                                         290,091                                4,068

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2
---------------------------------------------------------------
      Mutual Shares Securities Fund                                                 62,830                                1,541
      Templeton Foreign Securities Fund                                             31,030                                  922
      Templeton Growth Securities Fund                                              49,449                                2,747

THE RYDEX VARIABLE TRUST
------------------------
      Rydex Variable Trust Juno Fund                                                19,937                                   61
      Rydex Variable Trust Nova Fund                                                17,894                                   43
      Rydex Variable Trust Sector Rotation Fund                                     27,691                                   58

SCUDDER INVESTMENTS VIT FUNDS -- CLASS A
----------------------------------------
      Scudder VIT EAFE(R) Equity Index Fund                                         33,251                                1,013
      Scudder VIT Equity 500 Index Fund                                            229,469                                6,091

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. -- CLASS I SHARES
---------------------------------------------------------
      Technology Portfolio                                                          19,004                                  701

WANGER ADVISORS TRUST
---------------------
      Wanger Foreign Forty                                                           2,403                                1,231
      Wanger International Small Cap                                               254,565                                6,239
      Wanger Twenty                                                                 56,628                                1,359
      Wanger U.S. Smaller Companies                                                 83,339                                4,696

               PHOENIX SPECTRUM EDGE(SM) (DEATH BENEFIT OPTION 3)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS
     A summary of Financial Highlights of the Account for the periods ended December 31, 2003 and 2002 follows:

                                                                                                         PERIOD ENDED
                                                                                                         DECEMBER 31,
                                                                                                 ------------------------------
SUBACCOUNT                                                                                           2003             2002
----------                                                                                       -------------    -------------
THE PHOENIX EDGE SERIES FUND
----------------------------
     PHOENIX-ABERDEEN INTERNATIONAL SERIES(4)
     Accumulation units outstanding                                                                   114,590           35,403
     Unit value                                                                                     $2.235609        $1.719431
     Net assets (thousands)                                                                              $256              $61
     Mortality and expense ratio                                                                        1.40%            1.40% (23)
     Net investment income ratio                                                                        0.61%            0.32% (23)
     Total return                                                                                      30.02%          (19.73%)


     PHOENIX-AIM MID-CAP EQUITY SERIES(8)
     Accumulation units outstanding                                                                    54,216           19,524
     Unit value                                                                                     $2.317349        $1.833356
     Net assets (thousands)                                                                              $126              $36
     Mortality and expense ratio                                                                        1.40%            1.40% (23)
     Net investment income ratio                                                                       (1.44%)          (1.41%)(23)
     Total return                                                                                      26.40%           (8.08%)


     PHOENIX-ALLIANCE/BERNSTEIN ENHANCED INDEX SERIES(5)
     Accumulation units outstanding                                                                    11,350            8,382
     Unit value                                                                                     $1.902447        $1.528512
     Net assets (thousands)                                                                               $22              $13
     Mortality and expense ratio                                                                        1.40%            1.40% (23)
     Net investment income ratio                                                                       (0.27%)           0.03% (23)
     Total return                                                                                      24.46%          (15.86%)


     PHOENIX-ALLIANCE/BERNSTEIN GROWTH + VALUE SERIES(10)
     Accumulation units outstanding                                                                    14,593            3,355
     Unit value                                                                                     $1.874769        $1.508328
     Net assets (thousands)                                                                               $27               $5
     Mortality and expense ratio                                                                        1.40%            1.40% (23)
     Net investment income ratio                                                                       (0.72%)           0.94% (23)
     Total return                                                                                      24.29%           (2.52%)


     PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES SERIES(6)
     Accumulation units outstanding                                                                    69,301           29,719
     Unit value                                                                                     $3.080721        $2.259688
     Net assets (thousands)                                                                              $213              $67
     Mortality and expense ratio                                                                        1.40%            1.40% (23)
     Net investment income ratio                                                                        2.26%            2.81% (23)
     Total return                                                                                      36.33%           (1.88%)

               PHOENIX SPECTRUM EDGE(SM) (DEATH BENEFIT OPTION 3)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                         PERIOD ENDED
                                                                                                         DECEMBER 31,
                                                                                                 ------------------------------
SUBACCOUNT                                                                                           2003             2002
----------                                                                                       -------------    -------------
     PHOENIX-ENGEMANN CAPITAL GROWTH SERIES(6)
     Accumulation units outstanding                                                                    81,501           52,858
     Unit value                                                                                     $1.866765        $1.496777
     Net assets (thousands)                                                                              $152              $79
     Mortality and expense ratio                                                                        1.40%            1.40% (23)
     Net investment income ratio                                                                       (1.35%)          (1.39%)(23)
     Total return                                                                                      24.72%          (12.11%)


     PHOENIX-ENGEMANN SMALL & MID-CAP GROWTH SERIES(1)
     Accumulation units outstanding                                                                    23,452            9,403
     Unit value                                                                                     $2.136220        $1.479650
     Net assets (thousands)                                                                               $50              $14
     Mortality and expense ratio                                                                        1.40%            1.40% (23)
     Net investment income ratio                                                                       (1.45%)          (1.35%)(23)
     Total return                                                                                      44.37%          (16.96%)


     PHOENIX-GOODWIN MONEY MARKET SERIES(3)
     Accumulation units outstanding                                                                   193,493           40,871
     Unit value                                                                                     $1.986082        $2.000598
     Net assets (thousands)                                                                              $384              $82
     Mortality and expense ratio                                                                        1.40%            1.40% (23)
     Net investment income ratio                                                                       (0.79%)          (0.14%)(23)
     Total return                                                                                      (0.73%)          (0.05%)


     PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME SERIES(4)
     Accumulation units outstanding                                                                   169,886          105,247
     Unit value                                                                                     $2.444835        $2.164108
     Net assets (thousands)                                                                              $415             $228
     Mortality and expense ratio                                                                        1.40%            1.40% (23)
     Net investment income ratio                                                                        5.42%            5.79% (23)
     Total return                                                                                      12.97%            6.08%


     PHOENIX-GOODWIN MULTI-SECTOR SHORT TERM BOND SERIES(21)
     Accumulation units outstanding                                                                    56,290                -
     Unit value                                                                                     $1.021216                -
     Net assets (thousands)                                                                               $57                -
     Mortality and expense ratio                                                                        1.40% (23)           -
     Net investment income ratio                                                                        7.83% (23)           -
     Total return                                                                                       3.39%                -

               PHOENIX SPECTRUM EDGE(SM) (DEATH BENEFIT OPTION 3)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                         PERIOD ENDED
                                                                                                         DECEMBER 31,
                                                                                                 ------------------------------
SUBACCOUNT                                                                                           2003             2002
----------                                                                                       -------------    -------------
     PHOENIX-JANUS FLEXIBLE INCOME SERIES(4)
     Accumulation units outstanding                                                                   128,591           10,996
     Unit value                                                                                     $2.256312        $2.150947
     Net assets (thousands)                                                                              $290              $24
     Mortality and expense ratio                                                                        1.40%            1.40% (23)
     Net investment income ratio                                                                        2.83%            3.84% (23)
     Total return                                                                                       4.90%            7.69%


     PHOENIX-KAYNE RISING DIVIDENDS SERIES(11)
     Accumulation units outstanding                                                                    40,240            1,172
     Unit value                                                                                     $2.255212        $1.920470
     Net assets (thousands)                                                                               $91               $2
     Mortality and expense ratio                                                                        1.40%            1.40% (23)
     Net investment income ratio                                                                        0.71%           (0.95%)(23)
     Total return                                                                                      17.43%           (2.03%)


     PHOENIX-KAYNE SMALL-CAP QUALITY VALUE SERIES(18)
     Accumulation units outstanding                                                                    24,838                -
     Unit value                                                                                     $2.382775                -
     Net assets (thousands)                                                                               $59                -
     Mortality and expense ratio                                                                        1.40% (23)           -
     Net investment income ratio                                                                        1.69% (23)           -
     Total return                                                                                      24.92%                -


     PHOENIX-LAZARD INTERNATIONAL EQUITY SELECT SERIES(11)
     Accumulation units outstanding                                                                   388,811            8,990
     Unit value                                                                                     $2.438571        $1.905135
     Net assets (thousands)                                                                              $948              $17
     Mortality and expense ratio                                                                        1.40%            1.40% (23)
     Net investment income ratio                                                                       (0.03%)          (1.44%)(23)
     Total return                                                                                      28.00%            0.15%


     PHOENIX-LAZARD SMALL-CAP VALUE SERIES(19)
     Accumulation units outstanding                                                                     1,141                -
     Unit value                                                                                     $2.667426                -
     Net assets (thousands)                                                                                $3                -
     Mortality and expense ratio                                                                        1.40% (23)           -
     Net investment income ratio                                                                       (1.32%)(23)           -
     Total return                                                                                      25.83%                -

               PHOENIX SPECTRUM EDGE(SM) (DEATH BENEFIT OPTION 3)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                         PERIOD ENDED
                                                                                                         DECEMBER 31,
                                                                                                 ------------------------------
SUBACCOUNT                                                                                           2003             2002
----------                                                                                       -------------    -------------
     PHOENIX-LAZARD U.S. MULTI-CAP SERIES(18)
     Accumulation units outstanding                                                                    13,867                -
     Unit value                                                                                     $2.538414                -
     Net assets (thousands)                                                                               $35                -
     Mortality and expense ratio                                                                        1.40% (23)           -
     Net investment income ratio                                                                        0.86% (23)           -
     Total return                                                                                      21.97%                -


     PHOENIX-LORD ABBETT BOND-DEBENTURE SERIES(13)
     Accumulation units outstanding                                                                   101,061              694
     Unit value                                                                                     $2.456553        $2.115742
     Net assets (thousands)                                                                              $248               $1
     Mortality and expense ratio                                                                        1.40%            1.40% (23)
     Net investment income ratio                                                                        4.92%           13.43% (23)
     Total return                                                                                      16.11%            3.66%


     PHOENIX-LORD ABBETT LARGE-CAP VALUE SERIES(12)
     Accumulation units outstanding                                                                   320,987           15,279
     Unit value                                                                                     $2.534978        $1.974032
     Net assets (thousands)                                                                              $814              $30
     Mortality and expense ratio                                                                        1.40%            1.40% (23)
     Net investment income ratio                                                                       (0.45%)          (0.50%)(23)
     Total return                                                                                      28.42%           (1.56%)


     PHOENIX-LORD ABBETT MID-CAP VALUE SERIES(11)
     Accumulation units outstanding                                                                    66,836            1,147
     Unit value                                                                                     $2.442110        $1.989919
     Net assets (thousands)                                                                              $163               $2
     Mortality and expense ratio                                                                        1.40%            1.40% (23)
     Net investment income ratio                                                                       (0.68%)          (0.42%)(23)
     Total return                                                                                      22.72%           (0.66%)


     PHOENIX-MFS INVESTORS GROWTH STOCK SERIES(1)
     Accumulation units outstanding                                                                   200,075           27,828
     Unit value                                                                                     $1.707144        $1.432953
     Net assets (thousands)                                                                              $342              $40
     Mortality and expense ratio                                                                        1.40%            1.40% (23)
     Net investment income ratio                                                                       (1.43%)          (1.38%)(23)
     Total return                                                                                      19.13%          (21.76%)

               PHOENIX SPECTRUM EDGE(SM) (DEATH BENEFIT OPTION 3)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                         PERIOD ENDED
                                                                                                         DECEMBER 31,
                                                                                                 ------------------------------
SUBACCOUNT                                                                                           2003             2002
----------                                                                                       -------------    -------------
     PHOENIX-MFS INVESTORS TRUST SERIES(2)
     Accumulation units outstanding                                                                     5,608            2,777
     Unit value                                                                                     $1.914358        $1.584117
     Net assets (thousands)                                                                               $11               $4
     Mortality and expense ratio                                                                        1.40%            1.40% (23)
     Net investment income ratio                                                                       (0.80%)          (0.79%)(23)
     Total return                                                                                      20.85%          (17.49%)


     PHOENIX-MFS VALUE SERIES(8)
     Accumulation units outstanding                                                                    85,396            9,673
     Unit value                                                                                     $2.144342        $1.741932
     Net assets (thousands)                                                                              $183              $17
     Mortality and expense ratio                                                                        1.40%            1.40% (23)
     Net investment income ratio                                                                        0.68%            0.77% (23)
     Total return                                                                                      23.10%          (10.56%)


     PHOENIX-NORTHERN DOW 30 SERIES(1)
     Accumulation units outstanding                                                                    38,745           34,449
     Unit value                                                                                     $2.146758        $1.708921
     Net assets (thousands)                                                                               $83              $59
     Mortality and expense ratio                                                                        1.40%            1.40% (23)
     Net investment income ratio                                                                        0.26%            1.53% (23)
     Total return                                                                                      25.62%          (18.80%)


     PHOENIX-NORTHERN NASDAQ-100 INDEX(R) SERIES(1)
     Accumulation units outstanding                                                                    30,150           23,740
     Unit value                                                                                     $1.817341        $1.238239
     Net assets (thousands)                                                                               $55              $29
     Mortality and expense ratio                                                                        1.40%            1.40% (23)
     Net investment income ratio                                                                       (1.46%)          (1.37%)(23)
     Total return                                                                                      46.77%          (25.67%)


     PHOENIX-OAKHURST GROWTH AND INCOME SERIES(10)
     Accumulation units outstanding                                                                   256,639            6,869
     Unit value                                                                                     $1.952933        $1.553892
     Net assets (thousands)                                                                              $501              $11
     Mortality and expense ratio                                                                        1.40%            1.40% (23)
     Net investment income ratio                                                                       (0.02%)           6.82% (23)
     Total return                                                                                      25.68%           (0.35%)


               PHOENIX SPECTRUM EDGE(SM) (DEATH BENEFIT OPTION 3)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                         PERIOD ENDED
                                                                                                         DECEMBER 31,
                                                                                                 ------------------------------
SUBACCOUNT                                                                                           2003             2002
----------                                                                                       -------------    -------------
     PHOENIX-OAKHURST STRATEGIC ALLOCATION SERIES(1)
     Accumulation units outstanding                                                                   178,547          213,245
     Unit value                                                                                     $2.086419        $1.765225
     Net assets (thousands)                                                                              $373             $376
     Mortality and expense ratio                                                                        1.40%            1.40% (23)
     Net investment income ratio                                                                        1.18%            2.40% (23)
     Total return                                                                                      18.20%          (10.30%)


     PHOENIX-OAKHURST VALUE EQUITY SERIES(1)
     Accumulation units outstanding                                                                    92,357           23,778
     Unit value                                                                                     $1.937814        $1.586527
     Net assets (thousands)                                                                              $179              $38
     Mortality and expense ratio                                                                        1.40%            1.40% (23)
     Net investment income ratio                                                                       (0.48%)          (0.04%)(23)
     Total return                                                                                      22.14%          (23.07%)


     PHOENIX-SANFORD BERNSTEIN GLOBAL VALUE SERIES(1)
     Accumulation units outstanding                                                                    10,053            5,477
     Unit value                                                                                     $2.250857        $1.719119
     Net assets (thousands)                                                                               $23               $9
     Mortality and expense ratio                                                                        1.40%            1.40% (23)
     Net investment income ratio                                                                        0.38%            0.59% (23)
     Total return                                                                                      30.93%          (17.86%)


     PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE SERIES(1)
     Accumulation units outstanding                                                                    49,926           21,194
     Unit value                                                                                     $2.667121        $1.918746
     Net assets (thousands)                                                                              $133              $41
     Mortality and expense ratio                                                                        1.40%            1.40% (23)
     Net investment income ratio                                                                       (1.19%)          (0.03%)(23)
     Total return                                                                                      39.00%          (19.45%)


     PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE SERIES(1)
     Accumulation units outstanding                                                                    46,812           19,541
     Unit value                                                                                     $2.724189        $1.920485
     Net assets (thousands)                                                                              $128              $38
     Mortality and expense ratio                                                                        1.40%            1.40% (23)
     Net investment income ratio                                                                       (1.46%)          (0.44%)(23)
     Total return                                                                                      41.85%          (20.21%)

               PHOENIX SPECTRUM EDGE(SM) (DEATH BENEFIT OPTION 3)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                      PERIOD ENDED
                                                                                                      DECEMBER 31,
                                                                                              ------------------------------
SUBACCOUNT                                                                                        2003             2002
----------                                                                                    -------------    -------------
     PHOENIX-SENECA MID-CAP GROWTH SERIES(15)
     Accumulation units outstanding                                                                 44,189              515
     Unit value                                                                                  $1.727781        $1.360121
     Net assets (thousands)                                                                            $76               $1
     Mortality and expense ratio                                                                     1.40%            1.40% (23)
     Net investment income ratio                                                                    (1.44%)          (1.81%)(23)
     Total return                                                                                   27.03%           (6.87%)


     PHOENIX-SENECA STRATEGIC THEME SERIES(6)
     Accumulation units outstanding                                                                 49,261           12,735
     Unit value                                                                                  $1.784301        $1.318372
     Net assets (thousands)                                                                            $88              $17
     Mortality and expense ratio                                                                     1.40%            1.40% (23)
     Net investment income ratio                                                                    (1.45%)          (1.38%)(23)
     Total return                                                                                   35.34%          (22.03%)


     PHOENIX-STATE STREET RESEARCH SMALL-CAP GROWTH SERIES(14)
     Accumulation units outstanding                                                                 44,408            1,326
     Unit value                                                                                  $3.033872        $2.005995
     Net assets (thousands)                                                                           $135               $3
     Mortality and expense ratio                                                                     1.40%            1.40% (23)
     Net investment income ratio                                                                    (1.45%)          (2.33%)(23)
     Total return                                                                                   51.24%           (9.32%)


AIM VARIABLE INSURANCE FUNDS -- SERIES I SHARES
-----------------------------------------------
     AIM V.I. CAPITAL APPRECIATION FUND(5)
     Accumulation units outstanding                                                                268,825           42,501
     Unit value                                                                                  $1.956745        $1.532198
     Net assets (thousands)                                                                           $526              $65
     Mortality and expense ratio                                                                     1.40%            1.40% (23)
     Net investment income ratio                                                                    (1.44%)          (1.40%)(23)
     Total return                                                                                   27.71%          (16.56%)


     AIM V.I. PREMIER EQUITY FUND(8)
     Accumulation units outstanding                                                                 44,744            3,102
     Unit value                                                                                  $1.726760        $1.400107
     Net assets (thousands)                                                                            $77               $4
     Mortality and expense ratio                                                                     1.40%            1.40% (23)
     Net investment income ratio                                                                    (1.06%)           0.00% (23)(24)
     Total return                                                                                   23.33%          (10.12%)

               PHOENIX SPECTRUM EDGE(SM) (DEATH BENEFIT OPTION 3)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                         PERIOD ENDED
                                                                                                         DECEMBER 31,
                                                                                                 ------------------------------
SUBACCOUNT                                                                                           2003             2002
----------                                                                                       -------------    -------------
THE ALGER AMERICAN FUND -- CLASS O SHARES
-----------------------------------------
     ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO(16)
     Accumulation units outstanding                                                                    27,996                -
     Unit value                                                                                     $1.776095                -
     Net assets (thousands)                                                                               $50                -
     Mortality and expense ratio                                                                        1.40% (23)           -
     Net investment income ratio                                                                       (1.44%)(23)           -
     Total return                                                                                      28.95%                -


FEDERATED INSURANCE SERIES
--------------------------
     FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II(5)
     Accumulation units outstanding                                                                   738,731          100,087
     Unit value                                                                                     $2.151187        $2.131307
     Net assets (thousands)                                                                            $1,589             $213
     Mortality and expense ratio                                                                        1.40%            1.40% (23)
     Net investment income ratio                                                                        0.09%           (1.41%)(23)
     Total return                                                                                       0.93%            4.97%


     FEDERATED HIGH INCOME BOND FUND II -- PRIMARY SHARES(17)
     Accumulation units outstanding                                                                    51,369                -
     Unit value                                                                                     $2.397463                -
     Net assets (thousands)                                                                              $123                -
     Mortality and expense ratio                                                                        1.40% (23)           -
     Net investment income ratio                                                                       (1.40%)(23)           -
     Total return                                                                                      18.86%                -


FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- SERVICE CLASS
--------------------------------------------------------
     VIP CONTRAFUND(R) PORTFOLIO(4)
     Accumulation units outstanding                                                                    42,333            2,479
     Unit value                                                                                     $2.319324        $1.832620
     Net assets (thousands)                                                                               $98               $5
     Mortality and expense ratio                                                                        1.40%            1.40% (23)
     Net investment income ratio                                                                       (1.40%)          (1.39%)(23)
     Total return                                                                                      26.56%          (13.72%)


     VIP GROWTH OPPORTUNITIES PORTFOLIO(5)
     Accumulation units outstanding                                                                    14,987            3,369
     Unit value                                                                                     $2.000877        $1.565041
     Net assets (thousands)                                                                               $30               $5
     Mortality and expense ratio                                                                        1.40%            1.40% (23)
     Net investment income ratio                                                                       (1.20%)          (1.39%)(23)
     Total return                                                                                      27.85%          (14.80%)

               PHOENIX SPECTRUM EDGE(SM) (DEATH BENEFIT OPTION 3)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                         PERIOD ENDED
                                                                                                         DECEMBER 31,
                                                                                                 ------------------------------
SUBACCOUNT                                                                                           2003             2002
----------                                                                                       -------------    -------------
     VIP GROWTH PORTFOLIO(1)
     Accumulation units outstanding                                                                   214,469           38,740
     Unit value                                                                                     $1.824672        $1.393682
     Net assets (thousands)                                                                              $391              $54
     Mortality and expense ratio                                                                        1.40%            1.40% (23)
     Net investment income ratio                                                                       (1.37%)          (1.38%)(23)
     Total return                                                                                      30.92%          (25.69%)


FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2
---------------------------------------------------------------
     MUTUAL SHARES SECURITIES FUND(8)
     Accumulation units outstanding                                                                    50,719           18,994
     Unit value                                                                                     $2.209782        $1.790789
     Net assets (thousands)                                                                              $112              $34
     Mortality and expense ratio                                                                        1.40%            1.40% (23)
     Net investment income ratio                                                                       (0.31%)          (1.41%)(23)
     Total return                                                                                      23.40%           (8.19%)


     TEMPLETON FOREIGN SECURITIES FUND(11)
     Accumulation units outstanding                                                                    17,854              928
     Unit value                                                                                     $2.134936        $1.637681
     Net assets (thousands)                                                                               $38               $2
     Mortality and expense ratio                                                                        1.40%            1.40% (23)
     Net investment income ratio                                                                       (0.95%)          (1.42%)(23)
     Total return                                                                                      30.36%           (5.47%)


     TEMPLETON GROWTH SECURITIES FUND(8)
     Accumulation units outstanding                                                                    43,541           17,179
     Unit value                                                                                     $2.132612        $1.636860
     Net assets (thousands)                                                                               $93              $28
     Mortality and expense ratio                                                                        1.40%            1.40% (23)
     Net investment income ratio                                                                        0.11%           (1.42%)(23)
     Total return                                                                                      30.29%          (15.87%)


THE RYDEX VARIABLE TRUST
------------------------
     RYDEX VARIABLE TRUST JUNO FUND(20)
     Accumulation units outstanding                                                                    18,085                -
     Unit value                                                                                     $1.050699                -
     Net assets (thousands)                                                                               $19                -
     Mortality and expense ratio                                                                        1.40% (23)           -
     Net investment income ratio                                                                       (1.39%)(23)           -
     Total return                                                                                       3.51%                -

               PHOENIX SPECTRUM EDGE(SM) (DEATH BENEFIT OPTION 3)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                         PERIOD ENDED
                                                                                                         DECEMBER 31,
                                                                                                 ------------------------------
SUBACCOUNT                                                                                           2003             2002
----------                                                                                       -------------    -------------
     RYDEX VARIABLE TRUST NOVA FUND(22)
     Accumulation units outstanding                                                                    16,291                -
     Unit value                                                                                     $1.214148                -
     Net assets (thousands)                                                                               $20                -
     Mortality and expense ratio                                                                        1.40% (23)           -
     Net investment income ratio                                                                       (1.46%)(23)           -
     Total return                                                                                      12.52%                -


     RYDEX VARIABLE TRUST SECTOR ROTATION FUND(20)
     Accumulation units outstanding                                                                    25,061                -
     Unit value                                                                                     $1.151845                -
     Net assets (thousands)                                                                               $29                -
     Mortality and expense ratio                                                                        1.40% (23)           -
     Net investment income ratio                                                                       (1.44%)(23)           -
     Total return                                                                                      14.78%                -


SCUDDER INVESTMENTS VIT FUNDS -- CLASS A
----------------------------------------
     SCUDDER VIT EAFE(R) EQUITY INDEX FUND(5)
     Accumulation units outstanding                                                                    27,505            9,617
     Unit value                                                                                     $2.060203        $1.566819
     Net assets (thousands)                                                                               $57              $15
     Mortality and expense ratio                                                                        1.40%            1.40% (23)
     Net investment income ratio                                                                        2.28%            3.24% (23)
     Total return                                                                                      31.49%          (22.42%)


     SCUDDER VIT EQUITY 500 INDEX FUND(7)
     Accumulation units outstanding                                                                   156,493           25,656
     Unit value                                                                                     $1.966282        $1.556034
     Net assets (thousands)                                                                              $308              $40
     Mortality and expense ratio                                                                        1.40%            1.40% (23)
     Net investment income ratio                                                                       (0.61%)           2.35% (23)
     Total return                                                                                      26.36%          (10.92%)


THE UNIVERSAL INSTITUTIONAL FUNDS, INC. -- CLASS I SHARES
---------------------------------------------------------
     TECHNOLOGY PORTFOLIO(1)
     Accumulation units outstanding                                                                    17,809            5,122
     Unit value                                                                                     $1.473837        $1.011492
     Net assets (thousands)                                                                               $26               $5
     Mortality and expense ratio                                                                        1.40%            1.40% (23)
     Net investment income ratio                                                                       (1.43%)          (1.28%)(23)
     Total return                                                                                      45.71%          (35.23%)

               PHOENIX SPECTRUM EDGE(SM) (DEATH BENEFIT OPTION 3)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                         PERIOD ENDED
                                                                                                         DECEMBER 31,
                                                                                                 ------------------------------
SUBACCOUNT                                                                                           2003             2002
----------                                                                                       -------------    -------------
WANGER ADVISORS TRUST
---------------------
     WANGER FOREIGN FORTY(9)
     Accumulation units outstanding                                                                     1,110              614
     Unit value                                                                                     $2.408567        $1.729524
     Net assets (thousands)                                                                                $3               $1
     Mortality and expense ratio                                                                        1.40%            1.40% (23)
     Net investment income ratio                                                                       (1.02%)          (1.22%)(23)
     Total return                                                                                      39.26%           (4.54%)


     WANGER INTERNATIONAL SMALL CAP(1)
     Accumulation units outstanding                                                                   165,031           39,756
     Unit value                                                                                     $2.539308        $1.729970
     Net assets (thousands)                                                                              $419              $69
     Mortality and expense ratio                                                                        1.40%            1.40% (23)
     Net investment income ratio                                                                       (1.26%)          (1.40%)(23)
     Total return                                                                                      46.78%          (21.57%)


     WANGER TWENTY(15)
     Accumulation units outstanding                                                                    24,201              618
     Unit value                                                                                     $2.471175        $1.917154
     Net assets (thousands)                                                                               $60               $1
     Mortality and expense ratio                                                                        1.40%            1.40% (23)
     Net investment income ratio                                                                       (1.43%)          (1.10%)(23)
     Total return                                                                                      28.90%           (2.91%)


     WANGER U.S. SMALLER COMPANIES(1)
     Accumulation units outstanding                                                                    99,281           63,042
     Unit value                                                                                     $2.464828        $1.745400
     Net assets (thousands)                                                                              $245             $110
     Mortality and expense ratio                                                                        1.40%            1.40% (23)
     Net investment income ratio                                                                       (1.46%)          (1.40%)(23)
     Total return                                                                                      41.22%          (20.44%)

               PHOENIX SPECTRUM EDGE(SM) (DEATH BENEFIT OPTION 3)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)























MORTALITY AND EXPENSE RATIO:
These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.


NET INVESTMENT INCOME RATIO:
These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios include those expenses, such as mortality and expense charges, that are assessed against contract owner accounts through reductions in the unit values. These ratios exclude those expenses that are assessed against contract owner accounts through the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.


TOTAL RETURN:
These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.



(1)  From inception May 16, 2002 to December 31, 2002.        (13)  From inception November 1, 2002 to December 31, 2002.
(2)  From inception May 20, 2002 to December 31, 2002.        (14)  From inception December 2, 2002 to December 31, 2002.
(3)  From inception May 21, 2002 to December 31, 2002.        (15)  From inception December 3, 2002 to December 31, 2002.
(4)  From inception May 23, 2002 to December 31, 2002.        (16)  From inception January 2, 2003 to December 31, 2003.
(5)  From inception June 3, 2002 to December 31, 2002.        (17)  From inception February 13, 2003 to December 31, 2003.
(6)  From inception June 17, 2002 to December 31, 2002.       (18)  From inception May 1, 2003 to December 31, 2003.
(7)  From inception June 21, 2002 to December 31, 2002.       (19)  From inception May 29, 2003 to December 31, 2003.
(8)  From inception July 1, 2002 to December 31, 2002.        (20)  From inception July 1, 2003 to December 31, 2003.
(9)  From inception August 29, 2002 to December 31, 2002.     (21)  From inception September 8, 2003 to December 31, 2003.
(10)  From inception September 3, 2002 to December 31, 2002.  (22)  From inception September 9, 2003 to December 31, 2003.
(11)  From inception September 4, 2002 to December 31, 2002.  (23)  Annualized.
(12)  From inception September 10, 2002 to December 31, 2002. (24)  Investment income ratio is less than 0.00%.

               PHOENIX SPECTRUM EDGE(SM) (DEATH BENEFIT OPTION 3)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2003


                                                                                       SUBACCOUNT
                                                        ---------------------------------------------------------------------------
                                                                                              PHOENIX-ALLIANCE     PHOENIX-ALLIACE/
                                                        PHOENIX-ABERDEEN     PHOENIX-AIM         BERNSTEIN            BERNSTEIN
                                                          INTERNATIONAL     MID-CAP EQUITY    ENHANCED INDEX          GROWTH +
                                                               ERIES             SERIES            SERIES            VALUE SERIES
                                                        -----------------  -----------------  -----------------   -----------------
Accumulation units outstanding, beginning of period               35,403             19,524              8,382               3,355
Participant deposits                                               1,104                361                438                   -
Participant transfers                                             78,219             34,810              2,654              11,238
Participant withdrawals                                             (136)              (479)              (124)                  -
                                                        ---------------------------------------------------------------------------
Accumulation units outstanding, end of period                    114,590             54,216             11,350              14,593
                                                        ===========================================================================

                                                         PHOENIX-DUFF &     PHOENIX-ENGEMANN   PHOENIX-ENGEMANN    PHOENIX-GOODWIN
                                                           PHELPS REAL           CAPITAL       SMALL & MID-CAP         MONEY
                                                        ESTATE SECURITIES        GROWTH             GROWTH             MARKET
                                                               SERIES             SERIES            SERIES             SERIES
                                                        -----------------  -----------------  -----------------   -----------------
Accumulation units outstanding, beginning of period               29,719             52,858              9,403              40,871
Participant deposits                                              13,765              2,679              2,823             204,819
Participant transfers                                             25,918             26,313             11,234             (51,291)
Participant withdrawals                                             (101)              (349)                (8)               (906)
                                                        ---------------------------------------------------------------------------
Accumulation units outstanding, end of period                     69,301             81,501             23,452             193,493
                                                        ===========================================================================

                                                         PHOENIX-GOODWIN     PHOENIX-GOODWIN    PHOENIX-JANUS
                                                           MULTI-SECTOR       MULTI-SECTOR        FLEXIBLE          PHOENIX-KAYNE
                                                           FIXED INCOME      SHORT TERM BOND       INCOME          RISING DIVIDENDS
                                                               SERIES             SERIES            SERIES             SERIES
                                                        -----------------  -----------------  -----------------   -----------------
Accumulation units outstanding, beginning of period              105,247                  -             10,996               1,172
Participant deposits                                              12,250             51,845             26,953              17,504
Participant transfers                                             52,429              4,445             91,069              21,858
Participant withdrawals                                              (40)                 -               (427)               (294)
                                                        ---------------------------------------------------------------------------
Accumulation units outstanding, end of period                    169,886             56,290            128,591              40,240
                                                        ===========================================================================

                                                          PHOENIX-KAYNE     PHOENIX-LAZARD
                                                            SMALL-CAP        INTERNATIONAL     PHOENIX-LAZARD
                                                             QUALITY            EQUITY            SMALL-CAP        PHOENIX-LAZARD
                                                              VALUE             SELECT              VALUE          U.S. MULTI-CAP
                                                               SERIES             SERIES            SERIES             SERIES
                                                        -----------------  -----------------  -----------------   -----------------
Accumulation units outstanding, beginning of period                    -              8,990                  -                   -
Participant deposits                                               1,233            224,102              1,034              10,426
Participant transfers                                             23,880            158,234                107               3,441
Participant withdrawals                                             (275)            (2,515)                 -                   -
                                                        ---------------------------------------------------------------------------
Accumulation units outstanding, end of period                     24,838            388,811              1,141              13,867
                                                        ===========================================================================

               PHOENIX SPECTRUM EDGE(SM) (DEATH BENEFIT OPTION 3)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)


                                                                                       SUBACCOUNT
                                                        ---------------------------------------------------------------------------
                                                                                                                     PHOENIX-MFS
                                                          PHOENIX-LORD       PHOENIX-LORD        PHOENIX-LORD         INVESTORS
                                                             ABBETT        ABBETT LARGE-CAP     ABBETT MID-CAP          GROWTH
                                                         BOND-DEBENTURE         VALUE               VALUE               STOCK
                                                              SERIES            SERIES              SERIES              SERIES
                                                        ----------------- ------------------  -----------------   -----------------
Accumulation units outstanding, beginning of period                  694             15,279              1,147              27,828
Participant deposits                                              18,192            161,854              4,973              78,594
Participant transfers                                             83,778            146,430             63,795              94,586
Participant withdrawals                                           (1,603)            (2,576)            (3,079)               (933)
                                                        ---------------------------------------------------------------------------
Accumulation units outstanding, end of period                    101,061            320,987             66,836             200,075
                                                        ===========================================================================

                                                           PHOENIX-MFS                                             PHOENIX-NORTHERN
                                                            INVESTORS         PHOENIX-MFS     PHOENIX-NORTHERN        NASDAQ-100
                                                              TRUST              VALUE             DOW 30              INDEX(R)
                                                              SERIES             SERIES            SERIES              SERIES
                                                        ----------------- ------------------  -----------------   -----------------
Accumulation units outstanding, beginning of period                2,777              9,673             34,449              23,740
Participant deposits                                                   -             10,527              2,264               1,104
Participant transfers                                              3,391             66,073             25,528               5,479
Participant withdrawals                                             (560)              (877)           (23,496)               (173)
                                                        ---------------------------------------------------------------------------
Accumulation units outstanding, end of period                      5,608             85,396             38,745              30,150
                                                        ===========================================================================

                                                                                                                   PHOENIX-SANFORD
                                                        PHOENIX-OAKHURST   PHOENIX-OAKHURST    PHOENIX-OAKHURST       BERNSTEIN
                                                           GROWTH AND         STRATEGIC            VALUE                GLOBAL
                                                             INCOME           ALLOCATION          EQUITY                VALUE
                                                             SERIES             SERIES            SERIES               SERIES
                                                        -----------------  -----------------  -----------------   -----------------
Accumulation units outstanding, beginning of period                6,869            213,245             23,778               5,477
Participant deposits                                             134,243              9,201                974               4,136
Participant transfers                                            116,823            (43,899)            67,628                 441
Participant withdrawals                                           (1,296)                 -                (23)                 (1)
                                                        ---------------------------------------------------------------------------
Accumulation units outstanding, end of period                    256,639            178,547             92,357              10,053
                                                        ===========================================================================

                                                         PHOENIX-SANFORD    PHOENIX-SANFORD
                                                            BERNSTEIN          BERNSTEIN       PHOENIX-SENECA      PHOENIX-SENECA
                                                             MID-CAP           SMALL-CAP           MID-CAP            STRATEGIC
                                                              VALUE              VALUE             GROWTH               THEME
                                                              SERIES             SERIES            SERIES              SERIES
                                                        -----------------  -----------------  -----------------   -----------------
Accumulation units outstanding, beginning of period               21,194             19,541                515              12,735
Participant deposits                                                 295              6,868                809               7,249
Participant transfers                                             28,437             20,403             42,867              29,852
Participant withdrawals                                                -                  -                 (2)               (575)
                                                        ---------------------------------------------------------------------------
Accumulation units outstanding, end of period                     49,926             46,812             44,189              49,261
                                                        ===========================================================================

               PHOENIX SPECTRUM EDGE(SM) (DEATH BENEFIT OPTION 3)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)


                                                                                       SUBACCOUNT
                                                        ---------------------------------------------------------------------------
                                                          PHOENIX-STATE
                                                         STREET RESEARCH                          AIM V.I.         ALGER AMERICAN
                                                            SMALL-CAP      AIM V.I. CAPITAL       PREMIER            LEVERAGED
                                                              GROWTH         APPRECIATION          EQUITY              ALLCAP
                                                              SERIES             FUND               FUND              PORTFOLIO
                                                        -----------------  -----------------  -----------------   -----------------
Accumulation units outstanding, beginning of period                1,326             42,501              3,102                   -
Participant deposits                                              24,436            117,263             10,720               1,168
Participant transfers                                             18,873            110,438             31,631              26,833
Participant withdrawals                                             (227)            (1,377)              (709)                 (5)
                                                        ---------------------------------------------------------------------------
Accumulation units outstanding, end of period                     44,408            268,825             44,744              27,996
                                                        ===========================================================================


                                                         FEDERATED FUND    FEDERATED HIGH
                                                             FOR U.S.       INCOME BOND             VIP              VIP GROWTH
                                                            GOVERNMENT        FUND II --        CONTRAFUND(R)       OPPORTUNITIES
                                                          SECURITIES II    PRIMARY SHARES        PORTFOLIO            PORTFOLIO
                                                        ----------------- ------------------  -----------------   -----------------
Accumulation units outstanding, beginning of period              100,087                  -              2,479               3,369
Participant deposits                                             280,497             12,035             11,991               9,585
Participant transfers                                            366,472             39,685             27,869               2,446
Participant withdrawals                                           (8,325)              (351)                (6)               (413)
                                                        ---------------------------------------------------------------------------
Accumulation units outstanding, end of period                    738,731             51,369             42,333              14,987
                                                        ===========================================================================

                                                                                                  TEMPLETON           TEMPLETON
                                                               VIP           MUTUAL SHARES         FOREIGN             GROWTH
                                                             GROWTH           SECURITIES         SECURITIES           SECURITIES
                                                            PORTFOLIO            FUND                FUND                FUND
                                                        -----------------  -----------------  -----------------   -----------------
Accumulation units outstanding, beginning of period               38,740             18,994                928              17,179
Participant deposits                                              88,413             11,293             14,630                   -
Participant transfers                                             88,319             20,432              2,900              34,640
Participant withdrawals                                           (1,003)                 -               (604)             (8,278)
                                                        ---------------------------------------------------------------------------
Accumulation units outstanding, end of period                    214,469             50,719             17,854              43,541
                                                        ===========================================================================

                                                         RYDEX VARIABLE       RYDEX VARIABLE   RYDEX VARIABLE      SCUDDER VIT
                                                             TRUST                TRUST         TRUST SECTOR      EAFE(R) EQUITY
                                                             JUNO                 NOVA            ROTATION            INDEX
                                                             FUND                 FUND              FUND              FUND
                                                        -----------------  -----------------  -----------------   -----------------
Accumulation units outstanding, beginning of period                    -                  -                  -               9,617
Participant deposits                                               7,967                  -                  -               3,951
Participant transfers                                             10,439             16,291             25,061              14,276
Participant withdrawals                                             (321)                 -                  -                (339)
                                                        ---------------------------------------------------------------------------
Accumulation units outstanding, end of period                     18,085             16,291             25,061              27,505
                                                        ===========================================================================

               PHOENIX SPECTRUM EDGE(SM) (DEATH BENEFIT OPTION 3)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)


                                                                                       SUBACCOUNT
                                                        ---------------------------------------------------------------------------
                                                            SCUDDER VIT
                                                            EQUITY 500                                                WANGER
                                                               INDEX           TECHNOLOGY      WANGER FOREIGN      INTERNATIONAL
                                                               FUND            PORTFOLIO            FORTY            SMALL CAP
                                                        -----------------  -----------------  -----------------   -----------------
Accumulation units outstanding, beginning of period               25,656              5,122                614              39,756
Participant deposits                                              63,417              1,084                503              51,419
Participant transfers                                             69,236             11,603                  -              74,637
Participant withdrawals                                           (1,816)                 -                 (7)               (781)
                                                        ---------------------------------------------------------------------------
Accumulation units outstanding, end of period                    156,493             17,809              1,110             165,031
                                                        ===========================================================================

                                                                               WANGER U.S.
                                                             WANGER             SMALLER
                                                             TWENTY            COMPANIES
                                                        -----------------  -----------------
Accumulation units outstanding, beginning of period                  618             63,042
Participant deposits                                              10,931              3,793
Participant transfers                                             12,660             32,446
Participant withdrawals                                               (8)                 -
                                                        ------------------------------------
Accumulation units outstanding, end of period                     24,201             99,281
                                                        ====================================

               PHOENIX SPECTRUM EDGE(SM) (DEATH BENEFIT OPTION 3)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2002


                                                                                       SUBACCOUNT
                                                         -------------------------------------------------------------------------
                                                                                                                  PHOENIX-ALLIACE/
                                                         PHOENIX-ABERDEEN   PHOENIX-ABERDEEN     PHOENIX-AIM          BERNSTEIN
                                                           INTERNATIONAL         NEW ASIA       MID-CAP EQUITY        GROWTH +
                                                               SERIES             SERIES            SERIES          VALUE SERIES
                                                         ----------------   ----------------   ----------------   ----------------

Units outstanding, beginning of period                                 -                  -                  -                  -
Participant deposits                                              37,696              8,438                  -                  -
Participant transfers                                              3,524             15,180             19,524              3,355
Participant withdrawals                                           (5,817)            (5,402)                 -                  -
Units outstanding, end of period                         -------------------------------------------------------------------------
                                                                  35,403             18,216             19,524              3,355
                                                         =========================================================================

                                                                               PHOENIX-         PHOENIX-DUFF &    PHOENIX-ENGEMANN
                                                             PHOENIX-          DEUTSCHE          PHELPS REAL           CAPITAL
                                                          DEUTSCHE DOW 30     NASDAQ-100      ESTATE SECURITIES        GROWTH
                                                              SERIES        INDEX(R) SERIES         SERIES             SERIES
                                                         ----------------   ----------------   ----------------   ----------------

Units outstanding, beginning of period                                 -                  -                  -                  -
Participant deposits                                              56,443             23,865             29,438             52,846
Participant transfers                                            (21,945)                -                 312                266
Participant withdrawals                                              (49)              (125)               (31)              (254)
Units outstanding, end of period                         -------------------------------------------------------------------------
                                                                  34,449             23,740             29,719             52,858
                                                         =========================================================================

                                                             PHOENIX-          PHOENIX-            PHOENIX-
                                                         ENGEMANN SMALL &    GOODWIN MONEY      GOODWIN MULTI-    PHOENIX-HOLLISTER
                                                             MID-CAP            MARKET           SECTOR FIXED        VALUE EQUITY
                                                          GROWTH SERIES         SERIES          INCOME SERIES           SERIES
                                                         ----------------   ----------------   ----------------   ----------------

Units outstanding, beginning of period                                 -                  -                  -                  -
Participant deposits                                               9,028             41,019             93,150             29,345
Participant transfers                                                377             30,588             22,537              7,963
Participant withdrawals                                               (2)           (30,736)           (10,440)           (13,530)
Units outstanding, end of period                         -------------------------------------------------------------------------
                                                                   9,403             40,871            105,247             23,778
                                                         =========================================================================

                                                            PHOENIX-J.P.
                                                               MORGAN       PHOENIX-JANUS
                                                              RESEARCH         FLEXIBLE         PHOENIX-JANUS      PHOENIX-KAYNE
                                                              ENHANCED          INCOME              GROWTH           LARGE-CAP
                                                           INDEX SERIES         SERIES              SERIES          CORE SERIES
                                                         ----------------   ----------------   ----------------   ----------------
Units outstanding, beginning of period                                 -                  -                  -                  -
Participant deposits                                               3,892             12,865             20,604              1,172
Participant transfers                                              4,647              6,309              7,481                  -
Participant withdrawals                                             (157)            (8,178)              (257)                 -
Units outstanding, end of period                         -------------------------------------------------------------------------
                                                                   8,382             10,996             27,828              1,172
                                                         =========================================================================

               PHOENIX SPECTRUM EDGE(SM) (DEATH BENEFIT OPTION 3)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)


                                                                                       SUBACCOUNT
                                                         -------------------------------------------------------------------------
                                                           PHOENIX-LAZARD
                                                            INTERNATIONAL    PHOENIX-LORD        PHOENIX-LORD      PHOENIX-LORD
                                                            EQUITY SELECT     ABBETT BOND-     ABBETT LARGE-CAP   ABBETT MID-CAP
                                                               SERIES       DEBENTURE SERIES     VALUE SERIES      VALUE SERIES
                                                         ----------------- ------------------ ----------------- ------------------
Units outstanding, beginning of period                                  -                 -                  -                  -
Participant deposits                                                8,272               518             14,828              1,147
Participant transfers                                                 718               176                447                  -
Participant withdrawals                                                 -                 -                  4                  -
Units outstanding, end of period                         -------------------------------------------------------------------------
                                                                    8,990               694             15,279              1,147
                                                         =========================================================================

                                                                                                                    PHOENIX-
                                                           PHOENIX-MFS        PHOENIX-MFS                        OAKHURST GROWTH
                                                         INVESTORS GROWTH   INVESTORS TRUST     PHOENIX-MFS        AND INCOME
                                                           STOCK SERIES          SERIES         VALUE SERIES          SERIES
                                                         ----------------- ------------------ ----------------- ------------------
Units outstanding, beginning of period                                  -                 -                  -                  -
Participant deposits                                               10,493             6,511              7,807              5,295
Participant transfers                                              (6,516)           (3,734)             3,118              1,577
Participant withdrawals                                               (81)                -             (1,252)                (3)
Units outstanding, end of period                         -------------------------------------------------------------------------
                                                                    3,896             2,777              9,673              6,869
                                                         =========================================================================

                                                              PHOENIX-
                                                              OAKHURST       PHOENIX-SANFORD   PHOENIX-SANFORD   PHOENIX-SANFORD
                                                              STRATEGIC      BERNSTEIN GLOBAL   BERNSTEIN MID-   BERNSTEIN SMALL-
                                                         ALLOCATION SERIES    VALUE SERIES     CAP VALUE SERIES  CAP VALUE SERIES
                                                         ----------------- ------------------ ----------------- ------------------
Units outstanding, beginning of period                                  -                 -                  -                  -
Participant deposits                                               93,673             4,246             20,673             11,888
Participant transfers                                             119,595             1,231              4,296             13,909
Participant withdrawals                                               (23)                -             (3,775)            (6,256)
Units outstanding, end of period                         -------------------------------------------------------------------------
                                                                  213,245             5,477             21,194             19,541
                                                         =========================================================================





                                                                                                PHOENIX-STATE
                                                          PHOENIX-SENECA    PHOENIX-SENECA     STREET RESEARCH    AIM V.I. CAPITAL
                                                          MID-CAP GROWTH    STRATEGIC THEME       SMALL-CAP         APPRECIATION
                                                              SERIES            SERIES          GROWTH SERIES           FUND
                                                         ----------------- ------------------ ----------------- -----------------
Units outstanding, beginning of period                                  -                 -                  -                  -
Participant deposits                                                  515            12,735              1,279             16,240
Participant transfers                                                   -                 -                 47             26,198
Participant withdrawals                                                 -                 -                  -                 63
Units outstanding, end of period                         -------------------------------------------------------------------------
                                                                      515            12,735              1,326             42,501
                                                         =========================================================================

               PHOENIX SPECTRUM EDGE(SM) (DEATH BENEFIT OPTION 3)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)


                                                                                       SUBACCOUNT
                                                         -------------------------------------------------------------------------

                                                                             FEDERATED FUND
                                                             AIM V.I.           FOR U.S.               VIP         VIP GROWTH
                                                             PREMIER           GOVERNMENT         CONTRAFUND(R)   OPPORTUNITIES
                                                            EQUITY FUND      SECURITIES II         PORTFOLIO        PORTFOLIO
                                                         ----------------- ----------------- ------------------ ------------------
Units outstanding, beginning of period                                  -                 -                  -                  -
Participant deposits                                                    -            44,022              8,188                  -
Participant transfers                                               3,102            55,819               (776)             3,369
Participant withdrawals                                                 -               246             (4,933)                 -
Units outstanding, end of period                         -------------------------------------------------------------------------
                                                                    3,102           100,087              2,479              3,369
                                                         =========================================================================

                                                                                 MUTUAL           TEMPLETON          TEMPLETON
                                                                                 SHARES            FOREIGN            GROWTH
                                                            VIP GROWTH         SECURITIES        SECURITIES         SECURITIES
                                                            PORTFOLIO             FUND              FUND               FUND
                                                         ----------------- ----------------- ------------------ ------------------
Units outstanding, beginning of period                                  -                 -                  -                  -
Participant deposits                                               45,999                 -                928             20,988
Participant transfers                                                (952)           18,994                  -             (1,222)
Participant withdrawals                                            (6,307)                -                  -             (2,587)
Units outstanding, end of period                         -------------------------------------------------------------------------
                                                                   38,740            18,994                928             17,179
                                                         =========================================================================


                                                            SCUDDER VIT        SCUDDER VIT
                                                          EAFE(R) EQUITY       EQUITY 500        TECHNOLOGY            WANGER
                                                            INDEX FUND         INDEX FUND         PORTFOLIO        FOREIGN FORTY
                                                         ----------------- ----------------- ------------------ ------------------
Units outstanding, beginning of period                                  -                 -                  -                  -
Participant deposits                                                  878             2,641              5,122                103
Participant transfers                                               8,744            23,093                  -                511
Participant withdrawals                                                (5)              (78)                 -                  -
Units outstanding, end of period                         -------------------------------------------------------------------------
                                                                    9,617            25,656              5,122                614
                                                         =========================================================================


                                                              WANGER                             WANGER U.S.
                                                           INTERNATIONAL           WANGER         SMALLER
                                                             SMALL CAP             TWENTY        COMPANIES
                                                         ----------------- ----------------- ------------------
Units outstanding, beginning of period                                  -                 -                  -
Participant deposits                                               38,131               618             70,453
Participant transfers                                               1,625                 -             (6,511)
Participant withdrawals                                                 -                 -               (900)
Units outstanding, end of period                         ------------------------------------------------------
                                                                   39,756               618             63,042
                                                         ======================================================

               PHOENIX SPECTRUM EDGE(SM) (DEATH BENEFIT OPTION 3)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 6--FEES AND RELATED PARTY TRANSACTIONS

   PHL Variable and its affiliate, Phoenix Equity Planning Corporation ("PEPCO"), a registered broker/dealer in securities, provide all services to the Account.

   PHL Variable assumes the risk that annuitants as a class may live longer than expected (necessitating a greater number of annuity payments) and that its expenses may be higher than the deductions for such expenses. In return for the assumption of these mortality and expense risks, PHL Variable charges each subaccount the daily equivalent of 1.275% and .125% on an annual basis for mortality and expense risk fees and daily administrative fees, respectively.

   As compensation for administrative services provided to the Account, PHL Variable generally receives $35 per year from each contract, which is deducted on a pro-rata basis from the subaccounts or Guaranteed Interest Account in which contract/policy owners have an interest. Such costs aggregated $719 and $0 during the years ended December 31, 2003 and 2002, respectively.

   PEPCO is the principal underwriter and distributor for the Account.

   On surrender of a contract, contingent deferred sales charges, which vary from 0-7% depending upon the duration of each contract deposit, are deducted from proceeds and are paid to PHL Variable as reimbursement for services provided. Contingent deferred sales charges deducted and paid to PHL Variable aggregated $776 and $0 during the years ended December 31, 2003 and 2002, respectively.

NOTE 7--DISTRIBUTION OF NET INCOME

   The Account does not declare distributions to participants from accumulated net income. The accumulated net income is distributed to participants as part of withdrawals of amounts in the form of surrenders, death benefits, transfers or annuity payments in excess of net purchase payments.

NOTE 8--DIVERSIFICATION REQUIREMENTS

   Under the provisions of Section 817(h) of the Internal Revenue Code of 1986 (the "Code"), as amended, a variable contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a variable contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. Each subaccount is required to satisfy the requirements of Section 817(h). The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

   The Secretary of the Treasury has issued regulations under Section 817(h) of the Code. PHL Variable intends that each of the subaccounts shall comply with the diversification requirements and, in the event of any failure to comply, will take immediate corrective action to assure compliance.

NOTE 9--MERGERS

   On February 7, 2003, Aberdeen International acquired all of the net assets of Aberdeen New Asia pursuant to an Agreement and Plan of Reorganization approved by Aberdeen New Asia shareholders on January 7, 2003. The acquisition was accomplished by a tax-free exchange of 1,885,115 shares of Aberdeen International valued at $14,391,123 for 1,913,078 shares of Aberdeen New Asia outstanding on February 7, 2003. Aberdeen New Asia's net assets on that date of $14,391,123, including $618,515 of net unrealized depreciation were combined with those of Aberdeen International. The aggregate net assets of Aberdeen International immediately after the merger were $116,991,498.

   On February 14, 2003, Janus Growth acquired all of the net assets of MFS Investors Growth Stock ("Growth Stock") and Van Kampen Focus Equity ("Focus Equity") pursuant to an Agreement and Plan of reorganization approved by Growth Stock and Focus Equity shareholders on February 14, 2003. The acquisition was accomplished by a tax-free exchange of 2,496,714 shares of Janus Growth outstanding on February 14, 2003 for 782,923 shares of Growth Stock valued at $5,807,615 and 1,169,922 shares of Focus Equity valued at $6,179,826. Growth Stock's net assets of $5,807,615, including $135,964 of net unrealized depreciation and Focus Equity's net assets of $6,179,826, including $380,781 of net unrealized depreciation were combined with those of Janus Growth. The aggregate net assets of Janus Growth immediately after the merger were $63,057,943. Immediately following the merger, Janus Growth was renamed MFS Investors Growth Stock. Immediately prior to the Special Meeting of Shareholders, Phoenix Variable Advisors, Inc. ("PVA"), as authorized pursuant to an exemptive order from the Securities and Exchange Commission, replaced Janus Capital Management LLC with MFS Investment Management ("MFS") as subadvisor to the series. PVA and MFS have also agreed that they would serve as advisor and subadvisor, respectively, to the series for the same management fees as currently charged to the former Phoenix-MFS Investors Growth Stock Series. Accordingly, the annual expenses and expense cap reimbursements for the series are the same as those of the former Phoenix-MFS Investors Growth Stock Series. MFS is going to manage the series in a manner comparable with the former Phoenix-MFS Investors Growth Stock Series. As part of the reorganizations, the series has been renamed Phoenix-MFS Investors Growth Stock Series.

NOTE 10--MANAGER OF MANAGERS EXEMPTIVE ORDER

   The Phoenix Edge Series Fund ("PESF") and the investment advisor, Phoenix Variable Advisors, Inc. ("PVA"), have received an exemptive order from the Securities and Exchange Commission granting exemptions from certain provisions of the Investment Company Act of 1940, as amended, pursuant to which PVA is, subject to supervision and approval of PESF's Board of Trustees, permitted to enter into and materially amend subadvisory agreements without such agreements being approved by the shareholders of the applicable series of PESF. PESF and PVA therefore have the right to hire, terminate, or replace subadvisors without shareholder approval, including, without limitation, the replacement or reinstatement of any subadvisor with respect to which a subadvisory agreement has automatically terminated as a result of an assignment. PVA will continue to have the ultimate responsibility to oversee the subadvisors and recommend their hiring, termination and replacement.

               PHOENIX SPECTRUM EDGE(SM) (DEATH BENEFIT OPTION 3)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 11--MIXED AND SHARED FUNDING

   Shares of PESF are not directly offered to the public. Shares of PESF are currently offered through separate accounts to fund variable accumulation annuity contracts and variable universal life insurance policies issued by Phoenix Life Insurance Company ("Phoenix"), PHL Variable Insurance Company ("PHL Variable"), and Phoenix Life and Annuity Company ("PLAC"). Shares of PESF may be offered to separate accounts of other insurance companies in the future.

   The interests of variable annuity contract owners and variable life policy owners could diverge based on differences in federal and state regulatory requirements, tax laws, investment management or other unanticipated developments. PESF's Trustees currently do not foresee any such differences or disadvantages at this time. However, PESF's Trustees intend to monitor for any material conflicts and will determine what action, if any, should be taken in response to such conflicts. If such a conflict should occur, one or more separate accounts may be required to withdraw its investment in PESF or shares of another fund may be substituted.

NOTE 12--PROPOSED REORGANIZATION

   On November 11, 2003, The Board of Trustees of PESF approved a Plan of Reorganization to merge Janus Flexible Income into Goodwin Multi-Sector Fixed Income.

   If the shareholders approve the Plan of Reorganization Janus Flexible Income will transfer all or substantially all of its assets and its liabilities to Goodwin Multi-Sector Fixed Income. In exchange, shareholders of Janus Flexible Income will receive a proportional number of shares in Goodwin Multi-Sector Fixed Income. The shareholders of Janus Flexible Income must approve the Plan of Reorganization before any transaction can take place. The next meeting of the shareholders of Janus Flexible Income will be held on April 14, 2004, at which time, this matter will be submitted for a shareholder vote.

NOTE 13--OTHER

   Effective July 31, 2003, the name of the subadvisor of Northern Dow 30 and Northern Nasdaq-100 Index(R) changed to Northern Trust Investments N.A. from Northern Trust Investments, Inc.

   On October 23, 2003 the Executive Committee of the Board of Trustees of PESF approved replacement of the "Hollister" division of PIC with the "Oakhurst" division of PIC with respect to investment management of Oakhurst Value Equity. The Executive Committee also approved a name change for the Phoenix-Hollister Value Equity Series to the Phoenix-Oakhurst Value Equity Series. The Board of Trustees ratified the Executive Committee's decision at the Board of Trustees meeting on November 11, 2003. This series' investment objectives, principal investment strategies and principal risks will remain the same. The fees and expenses associated with the series will not be affected as a result of this change.

   The Board of Trustees of PESF has approved a name change for the Phoenix-Kayne Large-Cap Core Series to the Phoenix-Kayne Rising Dividends Series. This series' investment objectives, principal investment strategies and principal risks will remain the same. The fees and expenses associated with the series will not be affected as a result of this change. This change was completed on November 3, 2003.

                         REPORT OF INDEPENDENT AUDITORS



PRICEWATERHOUSECOOPERS [LOGO]


To the Board of Directors of PHL Variable Insurance Company and
Participants of PHL Variable Accumulation Account (Phoenix Spectrum Edge(SM) (Death Benefit Option 3)):

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Subaccounts constituting the PHL Variable Accumulation Account (Phoenix Spectrum Edge(SM) (Death Benefit Option 3)) at December 31, 2003, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of PHL Variable Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2003 by correspondence with the mutual funds, provide a reasonable basis for our opinion.



/s/ PricewaterhouseCoopers LLP


Hartford, Connecticut
March 19, 2004

PHL VARIABLE ACCUMULATION ACCOUNT
PHL Variable Insurance Company
One American Row
Hartford, Connecticut 06115

PHOENIX EQUITY PLANNING CORPORATION
56 Prospect Street
Hartford, Connecticut 06115-0480
Underwriter

CUSTODIANS
JPMorgan Chase Bank
270 Park Avenue
New York, New York 10017-2070

Brown Brothers Harriman & Co.
40 Water Street
Boston, Massachusetts 02109

State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02110

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
100 Pearl Street
Hartford, Connecticut 06103

--------------------------------------------------------------------------------
                                                              [logo] PHOENIX
                                                            WEALTH MANAGEMENT(R)






                                     PHOENIX
                                    SPECTRUM
                                    EDGE(SM)






--------------------------------------------------------------------------------
          V A R I A B L E   A N N U I T Y   A N N U A L   R E P O R T
--------------------------------------------------------------------------------

                   PHL VARIABLE ACCUMULATION ACCOUNT
                   DECEMBER 31, 2003






                                                            DEATH BENEFIT
                                                               OPTION 3

                                                              WITHOUT THE
                                                        ACCUMULATION ENHANCEMENT
--------------------------------------------------------------------------------
VA0560AR4 (C)2004 The Phoenix Companies, Inc.

                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2003


                                                                           PHOENIX-ALLIANCE/   PHOENIX-DUFF &    PHOENIX-ENGEMANN
                                                        PHOENIX-ABERDEEN       BERNSTEIN          PHELPS REAL          CAPITAL
                                                         INTERNATIONAL       ENHANCED INDEX    ESTATE SECURITIES       GROWTH
                                                           SUBACCOUNT         SUBACCOUNT          SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------  -----------------  -----------------
ASSETS
     Investment at cost                                  $         3,432    $        20,480    $        18,483    $           377
                                                        =================  =================  =================  =================
     Investment at market                                $         4,861    $        25,211    $        21,000    $           509
                                                        -----------------  -----------------  -----------------  -----------------
         Total assets                                              4,861             25,211             21,000                509
LIABILITIES
     Accrued expenses                                                  6                 29                 24                  -
                                                        -----------------  -----------------  -----------------  -----------------
NET ASSETS                                               $         4,855    $        25,182    $        20,976    $           509
                                                        =================  =================  =================  =================
Accumulation units outstanding                                     2,167             13,209              6,795                272
                                                        =================  =================  =================  =================
Unit value                                               $      2.240342    $      1.906437    $      3.087199    $      1.870712
                                                        =================  =================  =================  =================


                                                        PHOENIX-ENGEMANN   PHOENIX-GOODWIN     PHOENIX-JANUS       PHOENIX-KAYNE
                                                        SMALL & MID-CAP         MONEY              FLEXIBLE           SMALL-CAP
                                                            GROWTH              MARKET             INCOME           QUALITY VALUE
                                                           SUBACCOUNT        SUBACCOUNT           SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------  -----------------
ASSETS
     Investment at cost                                  $           377    $         3,531    $         4,316    $         2,460
                                                        =================  =================  =================  =================
     Investment at market                                $           689    $         3,531    $         4,306    $         3,078
                                                        -----------------  -----------------  -----------------  -----------------
         Total assets                                                689              3,531              4,306              3,078
LIABILITIES
     Accrued expenses                                                  1                  3                  5                  3
                                                        -----------------  -----------------  -----------------  -----------------
NET ASSETS                                               $           688    $         3,528    $         4,301    $         3,075
                                                        =================  =================  =================  =================
Accumulation units outstanding                                       321              1,773              1,903              1,288
                                                        =================  =================  =================  =================
Unit value                                               $      2.140722    $      1.990286    $      2.261073    $      2.386129
                                                        =================  =================  =================  =================


                                                         PHOENIX-LAZARD      PHOENIX-LORD        PHOENIX-LORD       PHOENIX-LORD
                                                          INTERNATIONAL       ABBETT BOND-       ABBETT LARGE-      ABBETT MID-CAP
                                                         EQUITY SELECT        DEBENTURE            CAP VALUE            VALUE
                                                           SUBACCOUNT         SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------  -----------------
ASSETS
     Investment at cost                                  $        37,324    $         9,140    $        29,186    $         3,284
                                                        =================  =================  =================  =================
     Investment at market                                $        40,412    $         9,483    $        31,613    $         4,163
                                                        -----------------  -----------------  -----------------  -----------------
         Total assets                                             40,412              9,483             31,613              4,163
LIABILITIES
     Accrued expenses                                                 42                 11                 33                  5
                                                        -----------------  -----------------  -----------------  -----------------
NET ASSETS                                               $        40,370    $         9,472    $        31,580    $         4,158
                                                        =================  =================  =================  =================
Accumulation units outstanding                                    16,532              3,850             12,440              1,700
                                                        =================  =================  =================  =================
Unit value                                               $      2.441985    $      2.460004    $      2.538543    $      2.445536
                                                        =================  =================  =================  =================


                       See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2003
                                   (CONTINUED)

                                                          PHOENIX-MFS
                                                           INVESTORS          PHOENIX-MFS
                                                            GROWTH            INVESTORS         PHOENIX-MFS       PHOENIX-NORTHERN
                                                             STOCK              TRUST              VALUE               DOW 30
                                                           SUBACCOUNT         SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------  -----------------
ASSETS
     Investment at cost                                  $        10,036    $         2,445    $        17,578    $         5,055
                                                        =================  =================  =================  =================
     Investment at market                                $        10,477    $         2,973    $        20,984    $         6,131
                                                        -----------------  -----------------  -----------------  -----------------
         Total assets                                             10,477              2,973             20,984              6,131
LIABILITIES
     Accrued expenses                                                 10                  3                 24                  7
                                                        -----------------  -----------------  -----------------  -----------------
NET ASSETS                                               $        10,467    $         2,970    $        20,960    $         6,124
                                                        =================  =================  =================  =================
Accumulation units outstanding                                     6,119              1,548              9,754              2,846
                                                        =================  =================  =================  =================
Unit value                                               $      1.710748    $      1.918375    $      2.148853    $      2.151287
                                                        =================  =================  =================  =================


                                                                                                                   PHOENIX-SANFORD
                                                          PHOENIX-OAKHURST  PHOENIX-OAKHURST   PHOENIX-OAKHURST       BERNSTEIN
                                                             GROWTH AND        STRATEGIC            VALUE               MID-CAP
                                                               INCOME          ALLOCATION          EQUITY              VALUE
                                                             SUBACCOUNT        SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------  -----------------  -----------------
ASSETS
     Investment at cost                                  $        16,693    $       139,281    $         1,302    $        22,624
                                                        =================  =================  =================  =================
     Investment at market                                $        17,491    $       165,434    $         1,729    $        28,422
                                                        -----------------  -----------------  -----------------  -----------------
         Total assets                                             17,491            165,434              1,729             28,422
LIABILITIES
     Accrued expenses                                                 17                191                  1                 32
                                                        -----------------  -----------------  -----------------  -----------------
NET ASSETS                                               $        17,474    $       165,243    $         1,728    $        28,390
                                                        =================  =================  =================  =================
Accumulation units outstanding                                     8,929             79,033                890             10,622
                                                        =================  =================  =================  =================
Unit value                                               $      1.957060    $      2.090804    $      1.941901    $      2.672718
                                                        =================  =================  =================  =================


                                                         PHOENIX-SANFORD                       PHOENIX-STATE
                                                            BERNSTEIN       PHOENIX-SENECA     STREET RESEARCH        AIM V.I.
                                                            SMALL-CAP           MID-CAP           SMALL-CAP           CAPITAL
                                                              VALUE             GROWTH              GROWTH          APPRECIATION
                                                            SUBACCOUNT         SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------  -----------------  -----------------
ASSETS
     Investment at cost                                  $         5,267    $         4,921    $         5,665    $         8,086
                                                        =================  =================  =================  =================
     Investment at market                                $         6,947    $         5,807    $         5,210    $         8,202
                                                        -----------------  -----------------  -----------------  -----------------
         Total assets                                              6,947              5,807              5,210              8,202
LIABILITIES
     Accrued expenses                                                  8                  7                  5                  8
                                                        -----------------  -----------------  -----------------  -----------------
NET ASSETS                                               $         6,939    $         5,800    $         5,205    $         8,194
                                                        =================  =================  =================  =================
Accumulation units outstanding                                     2,542              3,350              1,713              4,178
                                                        =================  =================  =================  =================
Unit value                                               $      2.729924    $      1.731413    $      3.038125    $      1.960861
                                                        =================  =================  =================  =================


                       See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003
                                  (CONTINUED)

                                                                             FEDERATED HIGH
                                                            FEDERATED FUND    INCOME BOND
                                                               FOR U.S.        FUND II --
                                                              GOVERNMENT        PRIMARY              VIP                 VIP
                                                            SECURITIES II       SHARES          CONTRAFUND(R)          GROWTH
                                                             SUBACCOUNT        SUBACCOUNT        SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------  -----------------
ASSETS
     Investment at cost                                  $        72,086    $         8,471    $        17,579    $        12,733
                                                        =================  =================  =================  =================
     Investment at market                                $        72,240    $         9,850    $        20,490    $        13,271
                                                        -----------------  -----------------  -----------------  -----------------
         Total assets                                             72,240              9,850             20,490             13,271
LIABILITIES
     Accrued expenses                                                 80                 12                 23                 13
                                                        -----------------  -----------------  -----------------  -----------------
NET ASSETS                                               $        72,160    $         9,838    $        20,467    $        13,258
                                                        =================  =================  =================  =================
Accumulation units outstanding                                    33,474              4,095              8,806              7,250
                                                        =================  =================  =================  =================
Unit value                                               $      2.155717    $      2.402514    $      2.324199    $      1.828520
                                                        =================  =================  =================  =================



                                                           TEMPLETON           TEMPLETON           WANGER           WANGER U.S.
                                                            FOREIGN              GROWTH        INTERNATIONAL         SMALLER
                                                           SECURITIES          SECURITIES         SMALL CAP          COMPANIES
                                                           SUBACCOUNT          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------  -----------------  -----------------
ASSETS
     Investment at cost                                  $         1,191    $        20,513    $         7,116    $        20,182
                                                        =================  =================  =================  =================
     Investment at market                                $         1,570    $        26,482    $         7,627    $        28,626
                                                        -----------------  -----------------  -----------------  -----------------
         Total assets                                              1,570             26,482              7,627             28,626
LIABILITIES
     Accrued expenses                                                  2                 30                  8                 33
                                                        -----------------  -----------------  -----------------  -----------------
NET ASSETS                                               $         1,568    $        26,452    $         7,619    $        28,593
                                                        =================  =================  =================  =================
Accumulation units outstanding                                       733             12,378              2,995             11,576
                                                        =================  =================  =================  =================
Unit value                                               $      2.139442    $      2.137115    $      2.544667    $      2.470019
                                                        =================  =================  =================  =================


                        See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                                           PHOENIX-ALLIANCE/    PHOENIX-DUFF &        PHOENIX-
                                                        PHOENIX-ABERDEEN      BERNSTEIN          PHELPS REAL          ENGEMANN
                                                          INTERNATIONAL     ENHANCED INDEX    ESTATE SECURITIES    CAPITAL GROWTH
                                                            SUBACCOUNT        SUBACCOUNT        SUBACCOUNT(3)        SUBACCOUNT
                                                        -----------------  -----------------  -----------------  -----------------
Investment income
     Distributions                                       $            75    $           246    $           352    $             -
Expenses
     Mortality and expense fees                                       48                286                117                  6
     Indexing (gain) loss                                              2                  6                  4                  -
                                                        -----------------  -----------------  -----------------  -----------------
Net investment income (loss)                                          25                (46)               231                 (6)
                                                        -----------------  -----------------  -----------------  -----------------
Net realized gain (loss) from share transactions                       3                 12                  1                  1
Net realized gain distribution from Fund                               -                  -                553                  -
Net change in unrealized appreciation (depreciation)
     on investment                                                 1,223              5,004              2,517                106
                                                        -----------------  -----------------  -----------------  -----------------
Net gain (loss) on investment                                      1,226              5,016              3,071                107
Net increase (decrease) in net assets resulting from
     operations                                          $         1,251    $         4,970    $         3,302    $           101
                                                        =================  =================  =================  =================

                                                             PHOENIX-
                                                          ENGEMANN SMALL                       PHOENIX-GOODWIN     PHOENIX-JANUS
                                                            & MID-CAP       PHOENIX-GOODWIN     MULTI-SECTOR          FLEXIBLE
                                                              GROWTH          MONEY MARKET      FIXED INCOME           INCOME
                                                            SUBACCOUNT         SUBACCOUNT       SUBACCOUNT(2)        SUBACCOUNT
                                                        -----------------  -----------------  -----------------  -----------------
Investment income
     Distributions                                       $             -    $            29    $             -    $           138
Expenses
     Mortality and expense fees                                        7                 54                  5                 47
     Indexing (gain) loss                                              -                  -                  -                  -
                                                        -----------------  -----------------  -----------------  -----------------
Net investment income (loss)                                          (7)               (25)                (5)                91
                                                        -----------------  -----------------  -----------------  -----------------
Net realized gain (loss) from share transactions                       3                  -                 47                  -
Net realized gain distribution from Fund                               -                  -                  -                 86
Net change in unrealized appreciation (depreciation)
     on investment                                                   217                  -                  -                 (9)
                                                        -----------------  -----------------  -----------------  -----------------
Net gain (loss) on investment                                        220                  -                 47                 77
Net increase (decrease) in net assets resulting from
     operations                                          $           213    $           (25)   $            42    $           168
                                                        =================  =================  =================  =================

                                                          PHOENIX-KAYNE
                                                            SMALL-CAP        PHOENIX-LAZARD     PHOENIX-LORD       PHOENIX-LORD
                                                             QUALITY         INTERNATIONAL         ABBETT          ABBETT LARGE-
                                                              VALUE          EQUITY SELECT     BOND-DEBENTURE       CAP VALUE
                                                            SUBACCOUNT       SUBACCOUNT(3)      SUBACCOUNT(3)      SUBACCOUNT(3)
                                                        -----------------  -----------------  -----------------  -----------------
Investment income
     Distributions                                       $            22    $           199    $           269    $           123
Expenses
     Mortality and expense fees                                       30                 87                 55                 79
     Indexing (gain) loss                                              1                  3                  1                  3
                                                        -----------------  -----------------  -----------------  -----------------
Net investment income (loss)                                          (9)               109                213                 41
                                                        -----------------  -----------------  -----------------  -----------------
Net realized gain (loss) from share transactions                       3                  1                  -                  -
Net realized gain distribution from Fund                               3                 35                 78                 60
Net change in unrealized appreciation (depreciation)
     on investment                                                   617              3,088                343              2,427
                                                        -----------------  -----------------  -----------------  -----------------
Net gain (loss) on investment                                        623              3,124                421              2,487
Net increase (decrease) in net assets resulting from
     operations                                          $           614    $         3,233    $           634    $         2,528
                                                        =================  =================  =================  =================


                        See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                                           PHOENIX-LORD       PHOENIX-MFS        PHOENIX-MFS
                                                          ABBETT MID-CAP    INVESTORS GROWTH      INVESTORS         PHOENIX-MFS
                                                              VALUE              STOCK              TRUST              VALUE
                                                            SUBACCOUNT         SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------  -----------------  -----------------
Investment income
     Distributions                                       $            17    $             -    $            15    $           264
Expenses
     Mortality and expense fees                                       40                 19                 30                230
     Indexing (gain) loss                                              1                  1                  -                  6
                                                        -----------------  -----------------  -----------------  -----------------
Net investment income (loss)                                         (24)               (20)               (15)                28
                                                        -----------------  -----------------  -----------------  -----------------
Net realized gain (loss) from share transactions                       4                  2                  2                 10
Net realized gain distribution from Fund                              21                  -                  -                  -
Net change in unrealized appreciation (depreciation)
     on investment                                                   880                386                533              3,947
                                                        -----------------  -----------------  -----------------  -----------------
Net gain (loss) on investment                                        905                388                535              3,957
Net increase (decrease) in net assets resulting from
     operations                                          $           881    $           368    $           520    $         3,985
                                                        =================  =================  =================  =================

                                                                                PHOENIX-       PHOENIX-OAKHURST      PHOENIX-
                                                        PHOENIX-NORTHERN    OAKHURST GROWTH        STRATEGIC      OAKHURST VALUE
                                                             DOW 30            AND INCOME         ALLOCATION         EQUITY
                                                           SUBACCOUNT          SUBACCOUNT         SUBACCOUNT        SUBACCOUNT
                                                        -----------------  -----------------  -----------------  -----------------
Investment income
     Distributions                                       $            88    $            67    $         3,879    $            14
Expenses
     Mortality and expense fees                                       81                 24              1,647                 20
     Indexing (gain) loss                                             (1)                 1                 40                  -
                                                        -----------------  -----------------  -----------------  -----------------
Net investment income (loss)                                           8                 42              2,192                 (6)
                                                        -----------------  -----------------  -----------------  -----------------
Net realized gain (loss) from share transactions                     321                  -                  8                  2
Net realized gain distribution from Fund                               -                  -                  -                  -
Net change in unrealized appreciation (depreciation)
     on investment                                                 1,234                750             26,256                320
                                                        -----------------  -----------------  -----------------  -----------------
Net gain (loss) on investment                                      1,555                750             26,264                322
Net increase (decrease) in net assets resulting from
     operations                                          $         1,563    $           792    $        28,456    $           316
                                                        =================  =================  =================  =================

                                                                            PHOENIX-SANFORD                        PHOENIX-STATE
                                                         PHOENIX-SANFORD       BERNSTEIN                          STREET RESEARCH
                                                         BERNSTEIN MID-        SMALL-CAP       PHOENIX-SENECA        SMALL-CAP
                                                           CAP VALUE             VALUE         MID-CAP GROWTH         GROWTH
                                                           SUBACCOUNT          SUBACCOUNT        SUBACCOUNT         SUBACCOUNT(4)
                                                        -----------------  -----------------  -----------------  -----------------
Investment income
     Distributions                                       $            44    $             -    $             -    $             -
Expenses
     Mortality and expense fees                                      304                 73                 67                  5
     Indexing (gain) loss                                             10                  3                  2                  -
                                                        -----------------  -----------------  -----------------  -----------------
Net investment income (loss)                                        (270)               (76)               (69)                (5)
                                                        -----------------  -----------------  -----------------  -----------------
Net realized gain (loss) from share transactions                     145                 12                  3                 (1)
Net realized gain distribution from Fund                             869                115                  -                274
Net change in unrealized appreciation (depreciation)
     on investment                                                 7,359              2,008              1,305               (455)
                                                        -----------------  -----------------  -----------------  -----------------
Net gain (loss) on investment                                      8,373              2,135              1,308               (182)
Net increase (decrease) in net assets resulting from
     operations                                          $         8,103    $         2,059    $         1,239    $          (187)
                                                        =================  =================  =================  =================


                        See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                                                            FEDERATED FUND     FEDERATED HIGH
                                                                               FOR U.S.          INCOME BOND
                                                             AIM V.I.         GOVERNMENT          FUND II-
                                                             CAPITAL          SECURITIES          PRIMARY              VIP
                                                           APPRECIATION           II               SHARES          CONTRAFUND(R)
                                                           SUBACCOUNT(4)      SUBACCOUNT         SUBACCOUNT        SUBACCOUNT(3)
                                                        -----------------  -----------------  -----------------  -----------------
Investment income
     Distributions                                       $             -    $           970    $           652    $             -
Expenses
     Mortality and expense fees                                        8                473                116                116
     Indexing (gain) loss                                              -                  3                  2                  4
                                                        -----------------  -----------------  -----------------  -----------------
Net investment income (loss)                                          (8)               494                534               (120)
                                                        -----------------  -----------------  -----------------  -----------------
Net realized gain (loss) from share transactions                       -                  -                  9                  -
Net realized gain distribution from Fund                               -                126                  -                  -
Net change in unrealized appreciation (depreciation)
     on investment                                                   116                 (3)             1,119              2,911
                                                        -----------------  -----------------  -----------------  -----------------
Net gain (loss) on investment                                        116                123              1,128              2,911
Net increase (decrease) in net assets resulting from
     operations                                          $           108    $           617    $         1,662    $         2,791
                                                        =================  =================  =================  =================

                                                                                                                      WANGER
                                                                               TEMPLETON         TEMPLETON         INTERNATIONAL
                                                               VIP              FOREIGN            GROWTH              SMALL
                                                              GROWTH          SECURITIES         SECURITIES             CAP
                                                            SUBACCOUNT       SUBACCOUNT(1)       SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------  -----------------
Investment income
     Distributions                                       $             1    $            23    $           347    $             2
Expenses
     Mortality and expense fees                                       22                 16                291                 13
     Indexing (gain) loss                                              1                  1                  6                  -
                                                        -----------------  -----------------  -----------------  -----------------
Net investment income (loss)                                         (22)                 6                 50                (11)
                                                        -----------------  -----------------  -----------------  -----------------
Net realized gain (loss) from share transactions                       2                  1                (48)                 2
Net realized gain distribution from Fund                               -                  -                  -                  -
Net change in unrealized appreciation (depreciation)
     on investment                                                   483                379              6,111                465
                                                        -----------------  -----------------  -----------------  -----------------
Net gain (loss) on investment                                        485                380              6,063                467
Net increase (decrease) in net assets resulting from
     operations                                          $           463    $           386    $         6,113    $           456
                                                        =================  =================  =================  =================


                        See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)


                                                           WANGER U.S.
                                                            SMALLER
                                                           COMPANIES
                                                           SUBACCOUNT
                                                        -----------------
Investment income
     Distributions                                       $             -
Expenses
     Mortality and expense fees                                      312
     Indexing (gain) loss                                             11
                                                        -----------------
Net investment income (loss)                                        (323)
                                                        -----------------
Net realized gain (loss) from share transactions                     136
Net realized gain distribution from Fund                               -
Net change in unrealized appreciation (depreciation)
     on investment                                                 8,641
                                                        -----------------
Net gain (loss) on investment                                      8,777
Net increase (decrease) in net assets resulting from
     operations                                          $         8,454
                                                        =================










Footnotes for Statements of Operations
For the period ended December 31, 2003

(1) From inception February 3, 2003 to December 31, 2003.
(2) From inception February 5, 2003 to December 31, 2003.
(3) From inception March 3, 2003 to December 31, 2003.
(4) From inception December 2, 2003 to December 31, 2003.


                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                            PHOENIX-       PHOENIX-ALLIANCE/   PHOENIX-DUFF &    PHOENIX-ENGEMANN
                                                            ABERDEEN           BERNSTEIN        PHELPS REAL           CAPITAL
                                                         INTERNATIONAL      ENHANCED INDEX    ESTATE SECURITIES       GROWTH
                                                           SUBACCOUNT         SUBACCOUNT        SUBACCOUNT(3)       SUBACCOUNT
                                                        -----------------  -----------------  -----------------  -----------------
FROM OPERATIONS
     Net investment income (loss)                        $            25    $           (46)   $           231    $            (6)
     Net realized gain (loss)                                          3                 12                554                  1
     Net change in unrealized appreciation
         (depreciation) on investments                             1,223              5,004              2,517                106
                                                        -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) resulting from operations             1,251              4,970              3,302                101
                                                        -----------------  -----------------  -----------------  -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                              -                  -                  -                  -
     Participant transfers                                         1,635 +                -             17,674                  -
     Participant withdrawals                                         (12)                 -                  -                 (1)
                                                        -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                             1,623                  -             17,674                 (1)
                                                        -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in net assets                         2,874              4,970             20,976                100

NET ASSETS
     Beginning of period                                           1,981             20,212                  -                409
                                                        -----------------  -----------------  -----------------  -----------------
     End of period                                       $         4,855    $        25,182    $        20,976    $           509
                                                        =================  =================  =================  =================

                                                        PHOENIX-ENGEMANN                      PHOENIX-GOODWIN
                                                            SMALL &         PHOENIX-GOODWIN     MULTI-SECTOR       PHOENIX-JANUS
                                                            MID-CAP              MONEY             FIXED              FLEXIBLE
                                                            GROWTH               MARKET            INCOME              INCOME
                                                          SUBACCOUNT           SUBACCOUNT       SUBACCOUNT(2)        SUBACCOUNT
                                                        -----------------  -----------------  -----------------  -----------------
FROM OPERATIONS
     Net investment income (loss)                        $            (7)   $           (25)   $            (5)   $            91
     Net realized gain (loss)                                          3                  -                 47                 86
     Net change in unrealized appreciation
         (depreciation) on investments                               217                  -                  -                 (9)
                                                        -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) resulting from operations               213                (25)                42                168
                                                        -----------------  -----------------  -----------------  -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                          6,550             13,100             13,100                  -
     Participant transfers                                        (5,692)           (15,478)           (13,099)             3,437
     Participant withdrawals                                        (860)               (18)               (43)                (8)
                                                        -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                                (2)            (2,396)               (42)             3,429
                                                        -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in net assets                           211             (2,421)                 -              3,597

NET ASSETS
     Beginning of period                                             477              5,949                  -                704
                                                        -----------------  -----------------  -----------------  -----------------
     End of period                                       $           688    $         3,528    $             -      $       4,301
                                                        =================  =================  =================  =================




                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)


                                                          PHOENIX-KAYNE     PHOENIX-LAZARD                         PHOENIX-LORD
                                                            SMALL-CAP       INTERNATIONAL       PHOENIX-LORD          ABBETT
                                                             QUALITY            EQUITY             ABBETT           LARGE-CAP
                                                              VALUE             SELECT         BOND-DEBENTURE         VALUE
                                                            SUBACCOUNT       SUBACCOUNT(3)      SUBACCOUNT(3)      SUBACCOUNT(3)
                                                        -----------------  -----------------  -----------------  -----------------
FROM OPERATIONS
     Net investment income (loss)                        $            (9)   $           109    $           213    $            41
     Net realized gain (loss)                                          6                 36                 78                 60
     Net change in unrealized appreciation
         (depreciation) on investments                               617              3,088                343              2,427
                                                        -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) resulting from operations               614              3,233                634              2,528
                                                        -----------------  -----------------  -----------------  -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                              -             28,447                  -             20,319
     Participant transfers                                         2,064              8,838              8,838              8,838
     Participant withdrawals                                          (5)              (148)                 -               (105)
                                                        -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                             2,059             37,137              8,838             29,052
                                                        -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in net assets                         2,673             40,370              9,472             31,580

NET ASSETS
     Beginning of period                                             402                  -                  -                  -
                                                        -----------------  -----------------  -----------------  -----------------
     End of period                                       $         3,075    $        40,370    $         9,472    $        31,580
                                                        =================  =================  =================  =================

                                                                              PHOENIX-MFS
                                                          PHOENIX-LORD         INVESTORS         PHOENIX-MFS
                                                         ABBETT MID-CAP          GROWTH           INVESTORS         PHOENIX-MFS
                                                             VALUE               STOCK              TRUST              VALUE
                                                           SUBACCOUNT          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------  -----------------  -----------------
FROM OPERATIONS
     Net investment income (loss)                        $           (24)   $           (20)   $           (15)   $            28
     Net realized gain (loss)                                         25                  2                  2                 10
     Net change in unrealized appreciation
         (depreciation) on investments                               880                386                533              3,947
                                                        -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) resulting from operations               881                368                520              3,985
                                                        -----------------  -----------------  -----------------  -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                              -              9,483                  -                  -
     Participant transfers                                         2,750                  -              2,064              2,062
     Participant withdrawals                                          (7)               (52)++              (7)                (5)
                                                        -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                             2,743              9,431              2,057              2,057
                                                        -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in net assets                         3,624              9,799              2,577              6,042

NET ASSETS
     Beginning of period                                             534                668                393             14,918
                                                        -----------------  -----------------  -----------------  -----------------
     End of period                                       $         4,158    $        10,467    $         2,970    $        20,960
                                                        =================  =================  =================  =================




                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                                                            PHOENIX-OAKHURST   PHOENIX-OAKHURST  PHOENIX-OAKHURST
                                                         PHOENIX-NORTHERN      GROWTH AND         STRATEGIC            VALUE
                                                              DOW 30             INCOME           ALLOCATION           EQUITY
                                                            SUBACCOUNT         SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------  -----------------  -----------------
FROM OPERATIONS
     Net investment income (loss)                        $             8    $            42    $         2,192    $            (6)
     Net realized gain (loss)                                        321                  -                  8                  2
     Net change in unrealized appreciation
         (depreciation) on investments                             1,234                750             26,256                320
                                                        -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) resulting from operations             1,563                792             28,456                316
                                                        -----------------  -----------------  -----------------  -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                         39,301             16,258                  -                  -
     Participant transfers                                       (35,036)                 -            131,075                  -
     Participant withdrawals                                      (4,574)               (86)            (4,288)                (6)
                                                        -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                              (309)            16,172            126,787                 (6)
                                                        -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in net assets                         1,254             16,964            155,243                310

NET ASSETS
     Beginning of period                                           4,870                510             10,000              1,418
                                                        -----------------  -----------------  -----------------  -----------------
     End of period                                       $         6,124    $        17,474    $       165,243    $         1,728
                                                        =================  =================  =================  =================

                                                         PHOENIX-SANFORD    PHOENIX-SANFORD                        PHOENIX-STATE
                                                           BERNSTEIN           BERNSTEIN       PHOENIX-SENECA     STREET RESEARCH
                                                            MID-CAP            SMALL-CAP          MID-CAP            SMALL-CAP
                                                             VALUE               VALUE             GROWTH              GROWTH
                                                           SUBACCOUNT         SUBACCOUNT         SUBACCOUNT         SUBACCOUNT(4)
                                                        -----------------  -----------------  -----------------  -----------------
FROM OPERATIONS
     Net investment income (loss)                        $          (270)   $           (76)   $           (69)   $            (5)
     Net realized gain (loss)                                      1,014                127                  3                273
     Net change in unrealized appreciation
         (depreciation) on investments                             7,359              2,008              1,305               (455)
                                                        -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) resulting from operations             8,103              2,059              1,239               (187)
                                                        -----------------  -----------------  -----------------  -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                         19,650                  -                  -              5,419
     Participant transfers                                       (17,173)                (7)                 -                  -
     Participant withdrawals                                      (2,593)                 -                  -                (27)
                                                        -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                              (116)                (7)                 -              5,392
                                                        -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in net assets                         7,987              2,052              1,239              5,205

NET ASSETS
     Beginning of period                                          20,403              4,887              4,561                  -
                                                        -----------------  -----------------  -----------------  -----------------
     End of period                                       $        28,390    $         6,939    $         5,800    $         5,205
                                                        =================  =================  =================  =================




                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                                                            FEDERATED FUND     FEDERATED HIGH
                                                                                FOR U.S.         INCOME BOND
                                                            AIM V.I.          GOVERNMENT           FUND II-
                                                            CAPITAL           SECURITIES           PRIMARY              VIP
                                                          APPRECIATION            II               SHARES           CONTRAFUND(R)
                                                          SUBACCOUNT(4)       SUBACCOUNT         SUBACCOUNT         SUBACCOUNT(3)
                                                        -----------------  -----------------  -----------------  -----------------
FROM OPERATIONS
     Net investment income (loss)                        $            (8)   $           494    $           534    $          (120)
     Net realized gain (loss)                                          -                126                  9                  -
     Net change in unrealized appreciation
         (depreciation) on investments                               116                 (3)             1,119              2,911
                                                        -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) resulting from operations               108                617              1,662              2,791
                                                        -----------------  -----------------  -----------------  -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                          8,128             41,549                  -                  -
     Participant transfers                                             -              4,488              1,189             17,676
     Participant withdrawals                                         (42)               (55)               (15)                 -
                                                        -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                             8,086             45,982              1,174             17,676
                                                        -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in net assets                         8,194             46,599              2,836             20,467

NET ASSETS
     Beginning of period                                               -             25,561              7,002                  -
                                                        -----------------  -----------------  -----------------  -----------------
     End of period                                       $         8,194    $        72,160    $         9,838    $        20,467
                                                        =================  =================  =================  =================

                                                                                                                      WANGER
                                                                               TEMPLETON          TEMPLETON        INTERNATIONAL
                                                              VIP               FOREIGN             GROWTH             SMALL
                                                             GROWTH            SECURITIES         SECURITIES            CAP
                                                           SUBACCOUNT         SUBACCOUNT(1)       SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------  -----------------  -----------------
FROM OPERATIONS
     Net investment income (loss)                        $           (22)   $             6    $            50    $           (11)
     Net realized gain (loss)                                          2                  1                (48)                 2
     Net change in unrealized appreciation
         (depreciation) on investments                               483                379              6,111                465
                                                        -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) resulting from operations               463                386              6,113                456
                                                        -----------------  -----------------  -----------------  -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                         12,193                  -             13,098              6,771
     Participant transfers                                             -              1,190            (12,028)                 -
     Participant withdrawals                                         (66)                (8)            (1,013)               (37)
                                                        -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                            12,127              1,182                 57              6,734
                                                        -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in net assets                        12,590              1,568              6,170              7,190

NET ASSETS
     Beginning of period                                             668                  -             20,282                429
                                                        -----------------  -----------------  -----------------  -----------------
     End of period                                       $        13,258    $         1,568    $        26,452    $         7,619
                                                        =================  =================  =================  =================





                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)


                                                           WANGER U.S.
                                                             SMALLER
                                                            COMPANIES
                                                           SUBACCOUNT
                                                        -----------------
FROM OPERATIONS
     Net investment income (loss)                        $          (323)
     Net realized gain (loss)                                        136
     Net change in unrealized appreciation
          (depreciation) on investments                            8,641
                                                        -----------------
     Net increase (decrease) resulting from operations             8,454
                                                        -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                         13,100
     Participant transfers                                       (11,747)
     Participant withdrawals                                      (1,441)
                                                        -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                               (88)
                                                        -----------------
     Net increase (decrease) in net assets                         8,366

NET ASSETS
     Beginning of period                                          20,227
                                                        -----------------
     End of period                                       $        28,593
                                                        =================







+ Participant transfers include net assets transferred in from Aberdeen New Asia on February 7, 2003.

++ Participant transfers include net assets transferred in from MFS Investors
   Growth and Van Kampen Focus Equity on February 14, 2003.

Footnotes for Statements of Changes in Net Assets
For the period ended December 31, 2003

(1) From inception February 3, 2003 to December 31, 2003.
(2) From inception February 5, 2003 to December 31, 2003.
(3) From inception March 3, 2003 to December 31, 2003.
(4) From inception December 2, 2003 to December 31, 2003.


                        See Notes to Financial Statements
                                      SA-12

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002

                                                             PHOENIX-          PHOENIX-           PHOENIX-            PHOENIX-
                                                             ABERDEEN        ABERDEEN NEW         DEUTSCHE            ENGEMANN
                                                           INTERNATIONAL        ASIA               DOW 30          CAPITAL GROWTH
                                                           SUBACCOUNT(3)     SUBACCOUNT(4)      SUBACCOUNT(1)       SUBACCOUNT(3)
                                                        -----------------  -----------------  -----------------  -----------------
FROM OPERATIONS
     Net investment income (loss)                        $             8    $             4    $            27    $            (1)
     Net realized gain (loss)                                          1                  -                  -                  -
     Net unrealized appreciation (depreciation)                      206                 (9)              (158)                26
                                                        -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) resulting from operations               215                 (5)              (131)                25
                                                        -----------------  -----------------  -----------------  -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                          1,766                  -              5,001                384
     Participant transfers                                             -                275                  -                  -
     Participant withdrawals                                           -                 (3)                 -                  -
                                                        -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                             1,766                272              5,001                384
                                                        -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in net assets                         1,981                267              4,870                409

NET ASSETS
     Beginning of period                                               -                  -                  -                  -
                                                        -----------------  -----------------  -----------------  -----------------
     End of period                                       $         1,981    $           267    $         4,870    $           409
                                                        =================  =================  =================  =================

                                                            PHOENIX-           PHOENIX-           PHOENIX-          PHOENIX-J.P.
                                                         ENGEMANN SMALL        GOODWIN           HOLLISTER             MORGAN
                                                           & MID-CAP            MONEY              VALUE              RESEARCH
                                                            GROWTH              MARKET             EQUITY          ENHANCED INDEX
                                                          SUBACCOUNT(3)      SUBACCOUNT(2)      SUBACCOUNT(3)       SUBACCOUNT(5)
                                                        -----------------  -----------------  -----------------  -----------------
FROM OPERATIONS
     Net investment income (loss)                        $            (1)   $            (1)   $             4    $            58
     Net realized gain (loss)                                          -                  -                  -                  -
     Net unrealized appreciation (depreciation)                       95                  -                107               (273)
                                                        -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) resulting from operations                94                 (1)               111               (215)
                                                        -----------------  -----------------  -----------------  -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                            383              5,950              1,307             20,427
     Participant transfers                                             -                  -                  -                  -
     Participant withdrawals                                           -                  -                  -                  -
                                                        -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                               383              5,950              1,307             20,427
                                                        -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in net assets                           477              5,949              1,418             20,212

NET ASSETS
     Beginning of period                                               -                  -                  -                  -
                                                        -----------------  -----------------  -----------------  -----------------
     End of period                                       $           477    $         5,949    $         1,418    $        20,212
                                                        =================  =================  =================  =================




                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002
                                  (CONTINUED)

                                                                                                PHOENIX-KAYNE      PHOENIX-LORD
                                                          PHOENIX-JANUS      PHOENIX-JANUS        SMALL-CAP       ABBETT MID-CAP
                                                         FLEXIBLE INCOME        GROWTH          QUALITY VALUE          VALUE
                                                          SUBACCOUNT(4)       SUBACCOUNT(3)     SUBACCOUNT(4)      SUBACCOUNT(4)
                                                        -----------------  -----------------  -----------------  -----------------
FROM OPERATIONS
     Net investment income (loss)                        $             8    $            (2)   $             3    $             2
     Net realized gain (loss)                                          2                  -                  2                  -
     Net unrealized appreciation (depreciation)                       (1)                55                  1                 (1)
                                                        -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) resulting from operations                 9                 53                  6                  1
                                                        -----------------  -----------------  -----------------  -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                              -                615                  -                  -
     Participant transfers                                           695                  -                413                550
     Participant withdrawals                                           -                  -                (15)               (17)
                                                        -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                               695                615                396                533
                                                        -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in net assets                           704                668                402                534

NET ASSETS
     Beginning of period                                               -                  -                  -                  -
                                                        -----------------  -----------------  -----------------  -----------------
     End of period                                       $           704    $           668    $           402    $           534
                                                        =================  =================  =================  =================

                                                                                                                      PHOENIX-
                                                                                                   PHOENIX-           OAKHURST
                                                           PHOENIX-MFS        PHOENIX-MFS      OAKHURST GROWTH       STRATEGIC
                                                         INVESTORS TRUST         VALUE            AND INCOME         ALLOCATION
                                                          SUBACCOUNT(4)      SUBACCOUNT(1)       SUBACCOUNT(3)      SUBACCOUNT(1)
                                                        -----------------  -----------------  -----------------  -----------------
FROM OPERATIONS
     Net investment income (loss)                        $             1    $            58    $             1    $           101
     Net realized gain (loss)                                          -                 (2)                 -                  1
     Net unrealized appreciation (depreciation)                       (5)              (541)                48               (103)
                                                        -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) resulting from operations                (4)              (485)                49                 (1)
                                                        -----------------  -----------------  -----------------  -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                              -             15,000                461             10,001
     Participant transfers                                           413                413                  -                  -
     Participant withdrawals                                         (16)               (10)                 -                  -
                                                        -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                               397             15,403                461             10,001
                                                        -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in net assets                           393             14,918                510             10,000

NET ASSETS
     Beginning of period                                               -                  -                  -                  -
                                                        -----------------  -----------------  -----------------  -----------------
     End of period                                       $           393    $        14,918    $           510    $        10,000
                                                        =================  =================  =================  =================




                        See Notes to Financial Statements
                                      SA-14

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002
                                  (CONTINUED)

                                                                            PHOENIX-SANFORD                       FEDERATED FUND
                                                         PHOENIX-SANFORD       BERNSTEIN       PHOENIX-SENECA         FOR U.S.
                                                          BERNSTEIN MID-         SMALL-            MID-CAP          GOVERNMENT
                                                            CAP VALUE         CAP VALUE            GROWTH          SECURITIES II
                                                          SUBACCOUNT(5)      SUBACCOUNT(1)      SUBACCOUNT(1)      SUBACCOUNT(1)
                                                        -----------------  -----------------  -----------------  -----------------
FROM OPERATIONS
     Net investment income (loss)                        $           111    $             2    $           (19)   $           (23)
     Net realized gain (loss)                                      1,426                214                 (1)                 -
     Net unrealized appreciation (depreciation)                   (1,561)              (328)              (419)               157
                                                        -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) resulting from operations               (24)              (112)              (439)               134
                                                        -----------------  -----------------  -----------------  -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                         20,427              4,999              5,000             25,427
     Participant transfers                                             -                  -                  -                  -
     Participant withdrawals                                           -                  -                  -                  -
                                                        -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                            20,427              4,999              5,000             25,427
                                                        -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in net assets                        20,403              4,887              4,561             25,561

NET ASSETS
     Beginning of period                                               -                  -                  -                  -
                                                        -----------------  -----------------  -----------------  -----------------
     End of period                                       $        20,403    $         4,887    $         4,561    $        25,561
                                                        =================  =================  =================  =================

                                                          FEDERATED HIGH                          TEMPLETON           WANGER
                                                           INCOME BOND                             GROWTH          INTERNATIONAL
                                                             FUND II          VIP GROWTH          SECURITIES         SMALL CAP
                                                           SUBACCOUNT(1)     SUBACCOUNT(3)       SUBACCOUNT(5)     SUBACCOUNT(3)
                                                        -----------------  -----------------  -----------------  -----------------
FROM OPERATIONS
     Net investment income (loss)                        $           (26)   $            (2)   $            (4)   $            (1)
     Net realized gain (loss)                                          1                  -                  -                  -
     Net unrealized appreciation (depreciation)                      260                 55               (142)                46
                                                        -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) resulting from operations               235                 53               (146)                45
                                                        -----------------  -----------------  -----------------  -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                          6,767                615             20,428                384
     Participant transfers                                             -                  -                  -                  -
     Participant withdrawals                                           -                  -                  -                  -
                                                        -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                             6,767                615             20,428                384
                                                        -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in net assets                         7,002                668             20,282                429

NET ASSETS
     Beginning of period                                               -                  -                  -                  -
                                                        -----------------  -----------------  -----------------  -----------------
     End of period                                       $         7,002    $           668    $        20,282    $           429
                                                        =================  =================  =================  =================




                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002
                                  (CONTINUED)


                                                            WANGER U.S.
                                                             SMALLER
                                                            COMPANIES
                                                           SUBACCOUNT(5)
                                                        -----------------
FROM OPERATIONS
     Net investment income (loss)                        $            (4)
     Net realized gain (loss)                                          -
     Net unrealized appreciation (depreciation)                     (197)
                                                        -----------------
     Net increase (decrease) resulting from operations              (201)
                                                        -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                         20,428
     Participant transfers                                             -
     Participant withdrawals                                           -
                                                        -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                            20,428
                                                        -----------------
     Net increase (decrease) in net assets                        20,227

NET ASSETS
     Beginning of period                                               -
                                                        -----------------
     End of period                                       $        20,227
                                                        =================







Footnotes for Statement of Changes in Net Assets
For period ended December 31, 2002

(1) From inception September 11, 2002 to December 31, 2002.
(2) From inception October 3, 2002 to December 31, 2002.
(3) From inception October 8, 2002 to December 31, 2002.
(4) From inception December 18, 2002 to December 31, 2002.
(5) From inception December 26, 2002 to December 31, 2002.



                        See Notes to Financial Statements

                            PHOENIX SPECTRUM EDGE(SM)
          (DEATH BENEFIT OPTION 3 WITHOUT THE ACCUMULATION ENHANCEMENT)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 1--ORGANIZATION

   The PHL Variable Accumulation Account (the "Account"), is a separate investment account of PHL Variable Insurance Company ("PHL Variable"). PHL Variable is an indirect, wholly-owned subsidiary of Phoenix Life Insurance Company ("Phoenix"). The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and was established December 7, 1994. The Account currently consists of 54 subaccounts that invest in shares of a specific series of a mutual fund. The mutual funds include The Phoenix Edge Series Fund, AIM Variable Insurance Funds, The Alger American Fund, Federated Insurance Series, Fidelity(R) Variable Insurance Products, Franklin Templeton Variable Insurance Products Trust, The Rydex Variable Trust, Scudder Investments VIT Funds, The Universal Institutional Funds, Inc. and Wanger Advisors Trust (collectively, the "Funds"). As of December 31, 2003, all subaccounts were available for investment.

   Each series has distinct investment objectives as outlined below. Additionally, policyholders also may direct the allocation of their investments between the Account, the Guaranteed Interest Account ("GIA") or the Market Value Adjusted Guaranteed Interest Account ("MVA").

   The investment objectives as listed below in no way conflict with the investment objectives as listed in The Phoenix Edge Series annual report. The investment objectives for all of the Funds can also be found in the various Funds' prospectuses.

------------------------------------------------------------------------------------------------------------------------
                     SERIES NAME                                             INVESTMENT OBJECTIVE
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Aberdeen International Series                   High total return consistent with reasonable risk
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity Series                       Long-term growth of capital
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series        High total return
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Alliance/Bernstein  Growth + Value Series       Long-term capital growth
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series     Capital appreciation and income with approximately equal
                                                        emphasis
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Engemann Capital Growth Series                  Intermediate and long-term growth of capital appreciation with income as a secondary consideration
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth Series          Long-term growth of capital
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Goodwin Money Market Series                     As high a level of current income as is consistent with
                                                        the preservation of capital and maintenance of liquidity
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series        Long-term total return
------------------------------------------------------- ----------------------------------------------------------------
                                                        To provide high current income while attempting to limit
Phoenix-Goodwin Multi-Sector Short Term Bond Series     changes in the series' net asset value per share caused by interest rate changes
-------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Janus Flexible Income Series                    Maximum total return consistent with the preservation of
                                                        capital
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                   Long-term capital appreciation with dividend income as a
                                                        secondary consideration
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series            Long-term capital appreciation with dividend income as a
                                                        secondary consideration
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Lazard International Equity Select Series       Long-term capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Lazard Small-Cap Value Series                   Long-term capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Lazard U.S. Multi-Cap Series                    Long-term capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture Series               High current income and long-term capital appreciation to
                                                        produce a high total return
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value Series              Capital appreciation with income as a secondary consideration
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value Series                Capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-MFS Investors Growth Stock Series               Long-term growth of capital and future income rather than
                                                        current income
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-MFS Investors Trust Series                      Long-term growth of capital; secondarily to provide reasonable current income
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-MFS Value Series                                Capital appreciation and reasonable income
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Northern Dow 30 Series                          To track the total return of the Dow Jones Industrial
                                                        Average(SM) before fund expenses
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series             To track the total return of the Nasdaq-100 Index(R) before fund expenses
------------------------------------------------------------------------------------------------------------------------

                            PHOENIX SPECTRUM EDGE(SM)
          (DEATH BENEFIT OPTION 3 WITHOUT THE ACCUMULATION ENHANCEMENT)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


------------------------------------------------------------------------------------------------------------------------
                     SERIES NAME                                             INVESTMENT OBJECTIVE
------------------------------------------------------- ----------------------------------------------------------------
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Oakhurst Growth and Income Series               Dividend growth, current income and capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation Series            High total return over an extended period of time consistent with prudent investment risk
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Oakhurst Value Equity Series                    Long-term capital appreciation with current income as a
                                                        secondary consideration
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Sanford Bernstein Global Value Series           Long-term capital growth through investment in equity
                                                        securities of foreign and U.S. companies
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series          Long-term capital appreciation with current income as a
                                                        secondary investment objective
------------------------------------------------------- ----------------------------------------------------------------
                                                        Long-term capital appreciation by investing primarily in
Phoenix-Sanford Bernstein Small-Cap Value Series        small-capitalization stocks that appear to be undervalued
                                                        with current income as a secondary investment objective
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                    Capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                   Long-term capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-State Street Research Small-Cap Growth Series   Long-term capital growth
------------------------------------------------------- ----------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                      Growth of capital
------------------------------------------------------- ----------------------------------------------------------------
AIM V.I. Premier Equity Fund                            Long-term growth of capital with income as a secondary
                                                        objective
------------------------------------------------------- ----------------------------------------------------------------
Alger American Leveraged AllCap Portfolio               Long-term capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
Federated Fund for U.S. Government Securities II        Current income by investing primarily in a diversified
                                                        portfolio or U.S. government securities
------------------------------------------------------- ----------------------------------------------------------------
Federated  High Income Bond Fund II                     High current income by investing primarily in a professionally managed, diversified portfolio of fixed income securities
------------------------------------------------------- ----------------------------------------------------------------
VIP Contrafund(R) Portfolio                             Long-term capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
VIP Growth Opportunities Portfolio                      Capital growth
------------------------------------------------------- ----------------------------------------------------------------
VIP Growth Portfolio                                    Capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
Mutual Shares Securities Fund                           Capital appreciation with income as a secondary goal
------------------------------------------------------- ----------------------------------------------------------------
Templeton Foreign Securities Fund                       Long-term capital growth
------------------------------------------------------- ----------------------------------------------------------------
Templeton Growth Securities Fund                        Long-term capital growth
------------------------------------------------------- ----------------------------------------------------------------
                                                        To provide investment results that will inversely
                                                        correlate to the price movements of a benchmark for
Rydex Variable Trust Juno Fund                          U.S. Treasury debt instruments or futures contract on
                                                        a specified debt instrument. The Fund's current
                                                        benchmark is the inverse of the daily price movement
                                                        of the Long Treasury Bond
------------------------------------------------------- ----------------------------------------------------------------
                                                        To provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current
Rydex Variable Trust Nova Fund                          benchmark is 150% of the performance of the S&P 500(R) Index
                                                        (the "underlying index")
------------------------------------------------------ ----------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund               Long-term capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
                                                        Match the performance of the Morgan Stanley Capital
Scudder VIT EAFE(R) Equity Index Fund                   International EAFE(R) Index which emphasizes stocks of
                                                        companies in major markets in Europe, Australasia and the Far
                                                        East
------------------------------------------------------- ----------------------------------------------------------------
                                                        Match the performance of the Standard & Poor's 500 Composite
Scudder VIT Equity 500 Index Fund                       Stock Price Index which emphasizes stocks of large U.S.
                                                        companies
------------------------------------------------------- ----------------------------------------------------------------
Technology Portfolio                                    Long-term capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
Wanger Foreign Forty                                    Long-term growth of capital
------------------------------------------------------- ----------------------------------------------------------------
Wanger International Small Cap                          Long-term growth of capital
------------------------------------------------------------------------------------------------------------------------

                            PHOENIX SPECTRUM EDGE(SM)
          (DEATH BENEFIT OPTION 3 WITHOUT THE ACCUMULATION ENHANCEMENT)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


------------------------------------------------------------------------------------------------------------------------
                     SERIES NAME                                             INVESTMENT OBJECTIVE
------------------------------------------------------- ----------------------------------------------------------------
Wanger Twenty                                           Long-term growth of capital
------------------------------------------------------- ----------------------------------------------------------------
Wanger U.S. Smaller Companies                           Long-term growth of capital
------------------------------------------------------------------------------------------------------------------------

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES
   A. VALUATION OF INVESTMENTS: Investments are made exclusively in the funds and are valued at the net asset values per share of the respective series.

   B. INVESTMENT TRANSACTIONS AND RELATED INCOME: Investment transactions are recorded on the trade date. Realized gains and losses include capital gain distributions from the funds as well as gains and losses on sales of shares in the funds determined on the LIFO (last in, first out) basis.

   C. INCOME TAXES: The Account is not a separate entity from PHL Variable and under current federal income tax law, income arising from the Account is not taxed since reserves are established equivalent to such income. Therefore, no provision for related federal taxes is required.

   D. DISTRIBUTIONS: Distributions from the Funds are recorded by each subaccount on the ex-dividend date.

   E. USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, disclosure of contingent assets and liabilities, revenues and expenses. Actual results could differ from those estimates.

   F. CONTRACTS IN THE PAYOUT (ANNUITIZATION) PERIOD: As of December 31, 2003, there were no contracts in the payout (annuitization) period.

                            PHOENIX SPECTRUM EDGE(SM)
          (DEATH BENEFIT OPTION 3 WITHOUT THE ACCUMULATION ENHANCEMENT)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 3--PURCHASES AND PROCEEDS FROM SALES OF SHARES OF THE FUNDS
      Purchases and proceeds from sales of shares of the Funds for the period ended December 31, 2003 aggregated the following:

SUBACCOUNT                                                                 PURCHASES                              SALES
----------                                                                 ---------                              -----
THE PHOENIX EDGE SERIES FUND
----------------------------
      Phoenix-Aberdeen International Series                          $               1,706                   $               55
      Phoenix-Alliance/Bernstein Enhanced Index Series                                 247                                  268
      Phoenix-Duff & Phelps Real Estate Securities Series                           18,569                                   87
      Phoenix-Engemann Capital Growth Series                                             -                                    7
      Phoenix-Engemann Small & Mid-Cap Growth Series                                     -                                    9
      Phoenix-Goodwin Money Market Series                                           26,207                               28,631
      Phoenix-Goodwin Multi-Sector Fixed Income Series                              27,854                               27,901
      Phoenix-Janus Flexible Income Series                                           3,659                                   48
      Phoenix-Kayne Small-Cap Quality Value Series                                   2,087                                   31
      Phoenix-Lazard International Equity Select Series                             37,514                                  191
      Phoenix-Lord Abbett Bond-Debenture Series                                      9,180                                   40
      Phoenix-Lord Abbett Large-Cap Value Series                                    29,335                                  149
      Phoenix-Lord Abbett Mid-Cap Value Series                                       2,787                                   42
      Phoenix-MFS Investors Growth Stock Series                                      9,482                                   62
      Phoenix-MFS Investors Trust Series                                             2,076                                   31
      Phoenix-MFS Value Series                                                       2,310                                  218
      Phoenix-Northern Dow 30 Series                                                72,554                               72,854
      Phoenix-Oakhurst Growth and Income Series                                     16,324                                   94
      Phoenix-Oakhurst Strategic Allocation Series                                 130,503                                1,345
      Phoenix-Oakhurst Value Equity Series                                              13                                   26
      Phoenix-Sanford Bernstein Mid-Cap Value Series                                35,648                               35,137
      Phoenix-Sanford Bernstein Small-Cap Value Series                              11,385                               11,351
      Phoenix-Seneca Mid-Cap Growth Series                                               -                                   68
      Phoenix-State Street Research Small-Cap Growth Series                          5,693                                   27

                            PHOENIX SPECTRUM EDGE(SM)
          (DEATH BENEFIT OPTION 3 WITHOUT THE ACCUMULATION ENHANCEMENT)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 3--PURCHASES AND PROCEEDS FROM SALES OF SHARES OF THE FUNDS (CONTINUED)

SUBACCOUNT                                                                 PURCHASES                              SALES
----------                                                                 ---------                              -----
AIM VARIABLE INSURANCE FUNDS -- SERIES I SHARES
-----------------------------------------------
      AIM V.I. Capital Appreciation Fund                             $               8,128                   $               42

FEDERATED INSURANCE SERIES
--------------------------
      Federated Fund for U.S. Government Securities II                              74,276                               27,604
      Federated High Income Bond Fund II -- Primary Shares                           1,842                                  130

FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- SERVICE CLASS
--------------------------------------------------------
      VIP Contrafund(R) Portfolio                                                   17,665                                   86
      VIP Growth Portfolio                                                          12,193                                   76

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2
---------------------------------------------------------------
      Templeton Foreign Securities Fund                                              1,212                                   22
      Templeton Growth Securities Fund                                              22,387                               22,254

WANGER ADVISORS TRUST
---------------------
      Wanger International Small Cap                                                 6,774                                   44
      Wanger U.S. Smaller Companies                                                 24,824                               25,206

                            PHOENIX SPECTRUM EDGE(SM)
          (DEATH BENEFIT OPTION 3 WITHOUT THE ACCUMULATION ENHANCEMENT)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS
     A summary of Financial Highlights of the Account for the periods ended December 31, 2003 and 2002 follows:

                                                                                                         PERIOD ENDED
                                                                                                         DECEMBER 31,
                                                                                                 ------------------------------
SUBACCOUNT                                                                                           2003             2002
----------                                                                                       -------------    -------------
THE PHOENIX EDGE SERIES FUND
----------------------------
     PHOENIX-ABERDEEN INTERNATIONAL SERIES(3)
     Accumulation units outstanding                                                                     2,167            1,151
     Unit value                                                                                     $2.240342        $1.721319
     Net assets (thousands)                                                                                $5               $2
     Mortality and expense ratio                                                                        1.30%            1.30% (10)
     Net investment income ratio                                                                        0.68%            1.77% (10)
     Total return                                                                                      30.15%           12.13%


     PHOENIX-ALLIANCE/BERNSTEIN ENHANCED INDEX SERIES(5)
     Accumulation units outstanding                                                                    13,209           13,209
     Unit value                                                                                     $1.906437        $1.530168
     Net assets (thousands)                                                                               $25              $20
     Mortality and expense ratio                                                                        1.30%            1.30% (10)
     Net investment income ratio                                                                       (0.21%)          20.97% (10)
     Total return                                                                                      24.59%           (1.06%)


     PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES SERIES(8)
     Accumulation units outstanding                                                                     6,795                -
     Unit value                                                                                     $3.087199                -
     Net assets (thousands)                                                                               $21                -
     Mortality and expense ratio                                                                        1.30% (10)           -
     Net investment income ratio                                                                        2.56% (10)           -
     Total return                                                                                      36.71%                -


     PHOENIX-ENGEMANN CAPITAL GROWTH SERIES(3)
     Accumulation units outstanding                                                                       272              273
     Unit value                                                                                     $1.870712        $1.498415
     Net assets (thousands)                                                                                $1               $0 (11)
     Mortality and expense ratio                                                                        1.30%            1.30% (10)
     Net investment income ratio                                                                       (1.32%)          (1.02%)(10)
     Total return                                                                                      24.85%            6.51%


     PHOENIX-ENGEMANN SMALL & MID-CAP GROWTH SERIES(3)
     Accumulation units outstanding                                                                       321              323
     Unit value                                                                                     $2.140722        $1.481264
     Net assets (thousands)                                                                                $1               $0 (11)
     Mortality and expense ratio                                                                        1.30%            1.30% (10)
     Net investment income ratio                                                                       (1.23%)          (0.93%)(10)
     Total return                                                                                      44.52%           24.41%

                            PHOENIX SPECTRUM EDGE(SM)
         (DEATH BENEFIT OPTION 3 WITHOUT THE ACCUMULATION ENHANCEMENT)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                         PERIOD ENDED
                                                                                                         DECEMBER 31,
                                                                                                 ------------------------------
SUBACCOUNT                                                                                           2003             2002
----------                                                                                       -------------    -------------
     PHOENIX-GOODWIN MONEY MARKET SERIES(2)
     Accumulation units outstanding                                                                     1,773            2,971
     Unit value                                                                                     $1.990286        $2.002781
     Net assets (thousands)                                                                                $4               $6
     Mortality and expense ratio                                                                        1.30%            1.30% (10)
     Net investment income ratio                                                                       (0.61%)          (0.07%)(10)
     Total return                                                                                      (0.62%)          (0.03%)


     PHOENIX-JANUS FLEXIBLE INCOME SERIES(4)
     Accumulation units outstanding                                                                     1,903              327
     Unit value                                                                                     $2.261073        $2.153305
     Net assets (thousands)                                                                                $4               $1
     Mortality and expense ratio                                                                        1.30%            1.30% (10)
     Net investment income ratio                                                                        2.50%           32.04% (10)
     Total return                                                                                       5.00%            1.21%


     PHOENIX-KAYNE SMALL-CAP QUALITY VALUE SERIES(4)
     Accumulation units outstanding                                                                     1,288              200
     Unit value                                                                                     $2.386129        $2.009924
     Net assets (thousands)                                                                                $3               $0 (11)
     Mortality and expense ratio                                                                        1.30%            1.30% (10)
     Net investment income ratio                                                                       (0.39%)          20.97% (10)
     Total return                                                                                      18.72%            1.33%


     PHOENIX-LAZARD INTERNATIONAL EQUITY SELECT SERIES(8)
     Accumulation units outstanding                                                                    16,532                -
     Unit value                                                                                     $2.441985                -
     Net assets (thousands)                                                                               $40                -
     Mortality and expense ratio                                                                        1.30% (10)           -
     Net investment income ratio                                                                        1.62% (10)           -
     Total return                                                                                      35.50%                -


     PHOENIX-LORD ABBETT BOND-DEBENTURE SERIES(8)
     Accumulation units outstanding                                                                     3,850                -
     Unit value                                                                                     $2.460004                -
     Net assets (thousands)                                                                                $9                -
     Mortality and expense ratio                                                                        1.30% (10)           -
     Net investment income ratio                                                                        5.06% (10)           -
     Total return                                                                                      14.18%                -

                            PHOENIX SPECTRUM EDGE(SM)
          (DEATH BENEFIT OPTION 3 WITHOUT THE ACCUMULATION ENHANCEMENT)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                         PERIOD ENDED
                                                                                                         DECEMBER 31,
                                                                                                 ------------------------------
SUBACCOUNT                                                                                           2003             2002
----------                                                                                       -------------    -------------
     PHOENIX-LORD ABBETT LARGE-CAP VALUE SERIES(8)
     Accumulation units outstanding                                                                    12,440                -
     Unit value                                                                                     $2.538543                -
     Net assets (thousands)                                                                               $32                -
     Mortality and expense ratio                                                                        1.30% (10)           -
     Net investment income ratio                                                                        0.67% (10)           -
     Total return                                                                                      36.81%                -


     PHOENIX-LORD ABBETT MID-CAP VALUE SERIES(4)
     Accumulation units outstanding                                                                     1,700              268
     Unit value                                                                                     $2.445536        $1.990702
     Net assets (thousands)                                                                                $4               $1
     Mortality and expense ratio                                                                        1.30%            1.30% (10)
     Net investment income ratio                                                                       (0.78%)          10.56% (10)
     Total return                                                                                      22.85%            0.00% (12)


     PHOENIX-MFS INVESTORS GROWTH STOCK SERIES(3)
     Accumulation units outstanding                                                                     6,119              466
     Unit value                                                                                     $1.710748        $1.434523
     Net assets (thousands)                                                                               $10               $1
     Mortality and expense ratio                                                                        1.30%            1.30% (10)
     Net investment income ratio                                                                       (1.36%)          (1.26%)(10)
     Total return                                                                                      19.26%            8.68%


     PHOENIX-MFS INVESTORS TRUST SERIES(4)
     Accumulation units outstanding                                                                     1,548              249
     Unit value                                                                                     $1.918375        $1.585840
     Net assets (thousands)                                                                                $3               $0 (11)
     Mortality and expense ratio                                                                        1.30%            1.30% (10)
     Net investment income ratio                                                                       (0.65%)           7.07% (10)
     Total return                                                                                      20.97%           (0.99%)


     PHOENIX-MFS VALUE SERIES(1)
     Accumulation units outstanding                                                                     9,754            8,555
     Unit value                                                                                     $2.148853        $1.743827
     Net assets (thousands)                                                                               $21              $15
     Mortality and expense ratio                                                                        1.30%            1.30% (10)
     Net investment income ratio                                                                        0.16%            1.31% (10)
     Total return                                                                                      23.23%           (3.21%)

                            PHOENIX SPECTRUM EDGE(SM)
          (DEATH BENEFIT OPTION 3 WITHOUT THE ACCUMULATION ENHANCEMENT)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                         PERIOD ENDED
                                                                                                         DECEMBER 31,
                                                                                                 ------------------------------
SUBACCOUNT                                                                                           2003             2002
----------                                                                                       -------------    -------------
     PHOENIX-NORTHERN DOW 30 SERIES(1)
     Accumulation units outstanding                                                                     2,846            2,846
     Unit value                                                                                     $2.151287        $1.710787
     Net assets (thousands)                                                                                $6               $5
     Mortality and expense ratio                                                                        1.30%            1.30% (10)
     Net investment income ratio                                                                        0.13%            1.83% (10)
     Total return                                                                                      25.75%           (2.61%)


     PHOENIX-OAKHURST GROWTH AND INCOME SERIES(3)
     Accumulation units outstanding                                                                     8,929              328
     Unit value                                                                                     $1.957060        $1.555593
     Net assets (thousands)                                                                               $17               $1
     Mortality and expense ratio                                                                        1.30%            1.30% (10)
     Net investment income ratio                                                                        2.27%            0.84% (10)
     Total return                                                                                      25.81%           10.65%


     PHOENIX-OAKHURST STRATEGIC ALLOCATION SERIES(1)
     Accumulation units outstanding                                                                    79,033            5,659
     Unit value                                                                                     $2.090804        $1.767147
     Net assets (thousands)                                                                              $165              $10
     Mortality and expense ratio                                                                        1.30%            1.30% (10)
     Net investment income ratio                                                                        1.73%            3.35% (10)
     Total return                                                                                      18.32%                -


     PHOENIX-OAKHURST VALUE EQUITY SERIES(3)
     Accumulation units outstanding                                                                       890              894
     Unit value                                                                                     $1.941901        $1.588261
     Net assets (thousands)                                                                                $2               $0 (11)
     Mortality and expense ratio                                                                        1.30%           1.300% (10)
     Net investment income ratio                                                                       (0.39%)           1.22% (10)
     Total return                                                                                      22.27%            8.62%


     PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE SERIES(5)
     Accumulation units outstanding                                                                    10,622           10,622
     Unit value                                                                                     $2.672718        $1.920833
     Net assets (thousands)                                                                               $28              $20
     Mortality and expense ratio                                                                        1.30%            1.30% (10)
     Net investment income ratio                                                                       (1.15%)          40.02% (10)
     Total return                                                                                      39.14%           (0.12%)

                            PHOENIX SPECTRUM EDGE(SM)
          (DEATH BENEFIT OPTION 3 WITHOUT THE ACCUMULATION ENHANCEMENT)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                         PERIOD ENDED
                                                                                                         DECEMBER 31,
                                                                                                 ------------------------------
SUBACCOUNT                                                                                           2003             2002
----------                                                                                       -------------    -------------
     PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE SERIES(1)
     Accumulation units outstanding                                                                     2,542            2,542
     Unit value                                                                                     $2.729924        $1.922579
     Net assets (thousands)                                                                                $7               $5
     Mortality and expense ratio                                                                        1.30%            1.30% (10)
     Net investment income ratio                                                                       (1.35%)           0.14% (10)
     Total return                                                                                      41.99%           (2.26%)


     PHOENIX-SENECA MID-CAP GROWTH SERIES(1)
     Accumulation units outstanding                                                                     3,350            3,350
     Unit value                                                                                     $1.731413        $1.361604
     Net assets (thousands)                                                                                $6               $5
     Mortality and expense ratio                                                                        1.30%            1.30% (10)
     Net investment income ratio                                                                       (1.33%)          (1.32%)(10)
     Total return                                                                                      27.16%           (8.77%)


     PHOENIX-STATE STREET RESEARCH SMALL-CAP GROWTH SERIES(9)
     Accumulation units outstanding                                                                     1,713                -
     Unit value                                                                                     $3.038125                -
     Net assets (thousands)                                                                                $5                -
     Mortality and expense ratio                                                                        1.30% (10)           -
     Net investment income ratio                                                                       (1.23%)(10)           -
     Total return                                                                                      (3.45%)               -


AIM VARIABLE INSURANCE FUNDS -- SERIES I SHARES
-----------------------------------------------
     AIM V.I. CAPITAL APPRECIATION FUND(9)
     Accumulation units outstanding                                                                     4,178                -
     Unit value                                                                                     $1.960861                -
     Net assets (thousands)                                                                                $8                -
     Mortality and expense ratio                                                                        1.30% (10)           -
     Net investment income ratio                                                                       (1.25%)(10)           -
     Total return                                                                                       1.32%                -


FEDERATED INSURANCE SERIES
--------------------------
     FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II(1)
     Accumulation units outstanding                                                                    33,474           11,980
     Unit value                                                                                     $2.155717        $2.133632
     Net assets (thousands)                                                                               $72              $26
     Mortality and expense ratio                                                                        1.30%            1.30% (10)
     Net investment income ratio                                                                        1.36%           (1.33%)(10)
     Total return                                                                                       1.04%            1.73%

                            PHOENIX SPECTRUM EDGE(SM)
          (DEATH BENEFIT OPTION 3 WITHOUT THE ACCUMULATION ENHANCEMENT)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                         PERIOD ENDED
                                                                                                         DECEMBER 31,
                                                                                                 ------------------------------
SUBACCOUNT                                                                                           2003             2002
----------                                                                                       -------------    -------------
     FEDERATED HIGH INCOME BOND FUND II -- PRIMARY SHARES(1)
     Accumulation units outstanding                                                                     4,095            3,515
     Unit value                                                                                     $2.402514        $1.991662
     Net assets (thousands)                                                                               $10               $7
     Mortality and expense ratio                                                                        1.30%            1.30% (10)
     Net investment income ratio                                                                        5.99%           (1.34%)(10)
     Total return                                                                                      20.63%            2.80%


FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- SERVICE CLASS
--------------------------------------------------------
     VIP CONTRAFUND(R) PORTFOLIO(8)
     Accumulation units outstanding                                                                     8,806                -
     Unit value                                                                                     $2.324199                -
     Net assets (thousands)                                                                               $20                -
     Mortality and expense ratio                                                                        1.30% (10)           -
     Net investment income ratio                                                                       (1.35%)(10)           -
     Total return                                                                                      33.09%                -


     VIP GROWTH PORTFOLIO(3)
     Accumulation units outstanding                                                                     7,250              479
     Unit value                                                                                     $1.828520        $1.395210
     Net assets (thousands)                                                                               $13               $1
     Mortality and expense ratio                                                                        1.30%            1.30% (10)
     Net investment income ratio                                                                       (1.29%)          (1.26%)(10)
     Total return                                                                                      31.06%            8.69%


FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2
---------------------------------------------------------------
     TEMPLETON FOREIGN SECURITIES FUND(6)
     Accumulation units outstanding                                                                       733                -
     Unit value                                                                                     $2.139442                -
     Net assets (thousands)                                                                                $2                -
     Mortality and expense ratio                                                                        1.30% (10)           -
     Net investment income ratio                                                                        0.50% (10)           -
     Total return                                                                                      32.63%                -


     TEMPLETON GROWTH SECURITIES FUND(5)
     Accumulation units outstanding                                                                    12,378           12,379
     Unit value                                                                                     $2.137115        $1.638649
     Net assets (thousands)                                                                               $26              $20
     Mortality and expense ratio                                                                        1.30%            1.30% (10)
     Net investment income ratio                                                                        0.22%           (1.45%)(10)
     Total return                                                                                      30.42%           (0.71%)

                            PHOENIX SPECTRUM EDGE(SM)
          (DEATH BENEFIT OPTION 3 WITHOUT THE ACCUMULATION ENHANCEMENT)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                         PERIOD ENDED
                                                                                                         DECEMBER 31,
                                                                                                 ------------------------------
SUBACCOUNT                                                                                           2003             2002
----------                                                                                       -------------    -------------
     WANGER INTERNATIONAL SMALL CAP(3)
     Accumulation units outstanding                                                                     2,995              248
     Unit value                                                                                     $2.544667        $1.731862
     Net assets (thousands)                                                                                $8               $0 (11)
     Mortality and expense ratio                                                                        1.30%            1.30% (10)
     Net investment income ratio                                                                       (1.06%)          (1.05%)(10)
     Total return                                                                                      46.93%           11.84%


     WANGER U.S. SMALLER COMPANIES(5)
     Accumulation units outstanding                                                                    11,576           11,576
     Unit value                                                                                     $2.470019        $1.747313
     Net assets (thousands)                                                                               $29              $20
     Mortality and expense ratio                                                                        1.30%            1.30% (10)
     Net investment income ratio                                                                       (1.34%)          (1.44%)(10)
     Total return                                                                                      41.36%           (0.98%)




MORTALITY AND EXPENSE RATIO:
These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

NET INVESTMENT INCOME RATIO:
These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios include those expenses, such as mortality and expense charges, that are assessed against contract owner accounts through reductions in the unit values. These ratios exclude those expenses that are assessed against contract owner accounts through the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

TOTAL RETURN:
These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.


(1) From inception September 11, 2002 to December 31, 2002.
(2) From inception October 3, 2002 to December 31, 2002.
(3) From inception October 8, 2002 to December 31, 2002.
(4) From inception December 18, 2002 to December 31, 2002.
(5) From inception December 26, 2002 to December 31, 2002.
(6) From inception February 3, 2003 to December 31, 2003.
(7) From inception February 5, 2003 to December 31, 2003.
(8) From inception March 3, 2003 to December 31, 2003.
(9) From inception December 2, 2003 to December 31, 2003.
(10) Annualized.
(11) Net Assets are less than $1,000.
(12) Amount is less than 0.00%.

                            PHOENIX SPECTRUM EDGE(SM)
          (DEATH BENEFIT OPTION 3 WITHOUT THE ACCUMULATION ENHANCEMENT)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                                                       SUBACCOUNT
                                                      ----------------------------------------------------------------------------
                                                                          PHOENIX-ALLIANCE    PHOENIX-DUFF &        PHOENIX-
                                                                              BERNSTEIN        PHELPS REAL          ENGEMANN
                                                      PHOENIX-ABERDEEN        ENHANCED           ESTATE              CAPITAL
                                                       INTERNATIONAL           INDEX           SECURITIES            GROWTH
                                                           SERIES              SERIES            SERIES              SERIES
                                                      -----------------   -----------------  -----------------  ------------------
Accumulation units outstanding, beginning of period              1,151              13,209                  -                 273
Participant deposits                                                 -                   -                  -                   -
Participant transfers                                            1,022                   -              6,795                   -
Participant withdrawals                                             (6)                  -                  -                  (1)
                                                      ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                    2,167              13,209              6,795                 272
                                                      ============================================================================

                                                                                             PHOENIX-GOODWIN
                                                      PHOENIX-ENGEMANN    PHOENIX-GOODWIN      MULTI-SECTOR       PHOENIX-JANUS
                                                       SMALL & MID-CAP     MONEY MARKET        FIXED INCOME      FLEXIBLE INCOME
                                                        GROWTH SERIES         SERIES              SERIES              SERIES
                                                      -----------------   -----------------  -----------------  ------------------
Accumulation units outstanding, beginning of period                323               2,971                  -                 327
Participant deposits                                             3,573               6,544              6,019                   -
Participant transfers                                           (3,104)             (7,733)            (6,001)              1,579
Participant withdrawals                                           (471)                 (9)               (18)                 (3)
                                                      ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                      321               1,773                  -               1,903
                                                      ============================================================================

                                                        PHOENIX-KAYNE       PHOENIX-LAZARD     PHOENIX-LORD       PHOENIX-LORD
                                                          SMALL-CAP         INTERNATIONAL         ABBETT             ABBETT
                                                        QUALITY VALUE       EQUITY SELECT     BOND-DEBENTURE     LARGE-CAP VALUE
                                                           SERIES               SERIES            SERIES             SERIES
                                                      -----------------   -----------------  -----------------  ------------------
Accumulation units outstanding, beginning of period                200                   -                  -                   -
Participant deposits                                                 -              12,257                  -               8,396
Participant transfers                                            1,090               4,337              3,850               4,086
Participant withdrawals                                             (2)                (62)                 -                 (42)
                                                      ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                    1,288              16,532              3,850              12,440
                                                      ============================================================================

                                                                             PHOENIX-MFS        PHOENIX-MFS
                                                        PHOENIX-LORD          INVESTORS          INVESTORS
                                                       ABBETT MID-CAP        GROWTH STOCK          TRUST           PHOENIX-MFS
                                                        VALUE SERIES            SERIES            SERIES          VALUE SERIES
                                                      -----------------   -----------------  -----------------  ------------------
Accumulation units outstanding, beginning of period                268                 466                249               8,555
Participant deposits                                                 -               5,684                  -                   -
Participant transfers                                            1,435                   -              1,303               1,202
Participant withdrawals                                             (3)                (31)                (4)                 (3)
                                                      ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                    1,700               6,119              1,548               9,754
                                                      ============================================================================

                            PHOENIX SPECTRUM EDGE(SM)
          (DEATH BENEFIT OPTION 3 WITHOUT THE ACCUMULATION ENHANCEMENT)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)


                                                                                       SUBACCOUNT
                                                      ----------------------------------------------------------------------------

                                                                                             PHOENIX-OAKHURST
                                                                          PHOENIX-OAKHURST      STRATEGIC        PHOENIX-OAKHURST
                                                       PHOENIX-NORTHERN      GROWTH AND        ALLOCATION          VALUE EQUITY
                                                        DOW 30 SERIES      INCOME SERIES         SERIES               SERIES
                                                      -----------------   -----------------  -----------------  ------------------
Accumulation units outstanding, beginning of period              2,846                 328              5,659                 894
Participant deposits                                            23,510               8,647                  -                   -
Participant transfers                                          (20,778)                  -             75,872                   -
Participant withdrawals                                         (2,732)                (46)            (2,498)                 (4)
                                                      ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                    2,846               8,929             79,033                 890
                                                      ============================================================================

                                                       PHOENIX-SANFORD     PHOENIX-SANFORD                         PHOENIX-STATE
                                                          BERNSTEIN           BERNSTEIN        PHOENIX-SENECA     STREET RESEARCH
                                                        MID-CAP VALUE       MALL-CAP VALUE     MID-CAP GROWTH         SMALL-CAP
                                                           SERIES               SERIES             SERIES           GROWTH SERIES
                                                      -----------------    -----------------  -----------------  ------------------
Accumulation units outstanding, beginning of period             10,622               2,542              3,350                   -
Participant deposits                                            10,559                   -                  -               1,721
Participant transfers                                           (9,160)                  -                  -                   -
Participant withdrawals                                         (1,399)                  -                  -                  (8)
                                                      ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                   10,622               2,542              3,350               1,713
                                                      ============================================================================

                                                                           FEDERATED FUND     FEDERATED HIGH
                                                                              FOR U.S.         INCOME BOND           VIP
                                                       AIM V.I. CAPITAL      GOVERNMENT         FUND II --        CONTRAFUND(R)
                                                       APPRECIATION FUND   SECURITIES II      PRIMARY SHARES      PORTFOLIO
                                                      -----------------   -----------------  -----------------  ------------------
Accumulation units outstanding, beginning of period                  -              11,980              3,515                   -
Participant deposits                                             4,199              19,456                  -                   -
Participant transfers                                                -               2,064                586               8,806
Participant withdrawals                                            (21)                (26)                (6)                  -
                                                      ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                    4,178              33,474              4,095               8,806
                                                      ============================================================================

                                                                            TEMPLETON          TEMPLETON           WANGER
                                                         VIP GROWTH          FOREIGN             GROWTH        INTERNATIONAL
                                                          PORTFOLIO      SECURITIES FUND    SECURITIES FUND      SMALL CAP
                                                      -----------------   -----------------  -----------------  ------------------
Accumulation units outstanding, beginning of period                479                   -             12,379                 248
Participant deposits                                             6,808                   -              8,181               2,762
Participant transfers                                                -                 737             (7,551)                  -
Participant withdrawals                                            (37)                 (4)              (631)                (15)
                                                      ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                    7,250                 733             12,378               2,995
                                                      ============================================================================

                            PHOENIX SPECTRUM EDGE(SM)
          (DEATH BENEFIT OPTION 3 WITHOUT THE ACCUMULATION ENHANCEMENT)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)

                                                         SUBACCOUNT
                                                      -----------------
                                                         WANGER U.S.
                                                           SMALLER
                                                          COMPANIES
                                                      -----------------
Accumulation units outstanding, beginning of period             11,576
Participant deposits                                             7,639
Participant transfers                                           (6,799)
Participant withdrawals                                           (840)
                                                      -----------------
Accumulation units outstanding, end of period                   11,576
                                                      =================

                            PHOENIX SPECTRUM EDGE(SM)
          (DEATH BENEFIT OPTION 3 WITHOUT THE ACCUMULATION ENHANCEMENT)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2002

                                                                                       SUBACCOUNT
                                                      ----------------------------------------------------------------------------

                                                      PHOENIX-ABERDEEN    PHOENIX-ABERDEEN       PHOENIX-           PHOENIX-
                                                       INTERNATIONAL          NEW ASIA        DEUTSCHE DOW 30    ENGEMANN CAPITAL
                                                           SERIES              SERIES             SERIES          GROWTH SERIES
                                                      -----------------   -----------------  -----------------  ------------------
Units outstanding, beginning of period                               -                   -                  -                   -
Participant deposits                                             1,151                   -              2,846                 273
Participant transfers                                                -                 124                  -                   -
Participant withdrawals                                              -                  (1)                 -                   -
                                                      ----------------------------------------------------------------------------
Units outstanding, end of period                                 1,151                 123              2,846                 273
                                                      ============================================================================

                                                          PHOENIX-                                                 PHOENIX-J.P.
                                                          ENGEMANN           PHOENIX-           PHOENIX-        MORGAN RESEARCH
                                                       SMALL & MID-CAP     GOODWIN MONEY     HOLLISTER VALUE     ENHANCED INDEX
                                                        GROWTH SERIES      MARKET SERIES      EQUITY SERIES          SERIES
                                                      -----------------   -----------------  -----------------  ------------------
Units outstanding, beginning of period                               -                   -                  -                   -
Participant deposits                                               323               2,971                894              13,209
Participant transfers                                                -                   -                  -                   -
Participant withdrawals                                              -                   -                  -                   -
                                                      ----------------------------------------------------------------------------
Units outstanding, end of period                                   323               2,971                894              13,209
                                                      ============================================================================

                                                       PHOENIX-JANUS                         PHOENIX-KAYNE        PHOENIX-LORD
                                                       FLEXIBLE INCOME     PHOENIX-JANUS    SMALL-CAP QUALITY    ABBETT MID-CAP
                                                           SERIES          GROWTH SERIES       VALUE SERIES       VALUE SERIES
                                                      -----------------   -----------------  -----------------  ------------------
Units outstanding, beginning of period                               -                   -                  -                   -
Participant deposits                                                 -                 466                  -                   -
Participant transfers                                              323                   -                208                 276
Participant withdrawals                                              4                   -                 (8)                 (8)
                                                      ----------------------------------------------------------------------------
Units outstanding, end of period                                   327                 466                200                 268
                                                      ============================================================================

                                                        PHOENIX-MFS                          PHOENIX-OAKHURST   PHOENIX-OAKHURST
                                                       INVESTORS TRUST     PHOENIX-MFS         GROWTH AND           STRATEGIC
                                                           SERIES          VALUE SERIES       INCOME SERIES     ALLOCATION SERIES
                                                      -----------------   -----------------  -----------------  ------------------
Units outstanding, beginning of period                               -                   -                  -                   -
Participant deposits                                                 -               8,326                328               5,659
Participant transfers                                              258                 235                  -                   -
Participant withdrawals                                             (9)                 (6)                 -                   -
                                                      ----------------------------------------------------------------------------
Units outstanding, end of period                                   249               8,555                328               5,659
                                                      ============================================================================

                            PHOENIX SPECTRUM EDGE(SM)
          (DEATH BENEFIT OPTION 3 WITHOUT THE ACCUMULATION ENHANCEMENT)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)

                                                                                       SUBACCOUNT
                                                      ----------------------------------------------------------------------------

                                                        PHOENIX-SANFORD    PHOENIX-SANFORD                        FEDERATED FUND
                                                           BERNSTEIN         BERNSTEIN        PHOENIX-SENECA         FOR U.S.
                                                            MID-CAP          SMALL-CAP        MID-CAP GROWTH       GOVERNMENT
                                                         VALUE SERIES      VALUE SERIES           SERIES          SECURITIES II
                                                      -----------------   -----------------  -----------------  ------------------
Units outstanding, beginning of period                               -                   -                  -                   -
Participant deposits                                            10,622               2,542              3,350              11,980
Participant transfers                                                -                   -                  -                   -
Participant withdrawals                                              -                   -                  -                   -
                                                      ----------------------------------------------------------------------------
Units outstanding, end of period                                10,622               2,542              3,350              11,980
                                                      ============================================================================

                                                       FEDERATED HIGH                           TEMPLETON           WAGNGER
                                                        INCOME BOND        VIP GROWTH             GROWTH         INTERNATIONAL
                                                          FUND II           PORTFOLIO         SECURITIES FUND      SMALL CAP
                                                      -----------------   -----------------  -----------------  ------------------
Units outstanding, beginning of period                               -                   -                  -                   -
Participant deposits                                             3,515                 479             12,379                 248
Participant transfers                                                -                   -                  -                   -
Participant withdrawals                                              -                   -                  -                   -
                                                      ----------------------------------------------------------------------------
Units outstanding, end of period                                 3,515                 479             12,379                 248
                                                      ============================================================================

                                                         WAGNER U.S.
                                                      SMALLER COMPANIES
                                                      -----------------
Units outstanding, beginning of period                               -
Participant deposits                                                 -
Participant transfers                                           11,576
Participant withdrawals                                              -
                                                      -----------------
Units outstanding, end of period                                11,576
                                                      =================

                             PHOENIX SPECTRUM EDGE(SM)
          (DEATH BENEFIT OPTION 3 WITHOUT THE ACCUMULATION ENHANCEMENT)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 6--FEES AND RELATED PARTY TRANSACTIONS

   PHL Variable and its affiliate, Phoenix Equity Planning Corporation ("PEPCO"), a registered broker/dealer in securities, provide all services to the Account.

   PHL Variable assumes the risk that annuitants as a class may live longer than expected (necessitating a greater number of annuity payments) and that its expenses may be higher than the deductions for such expenses. In return for the assumption of these mortality and expense risks, PHL Variable charges each subaccount the daily equivalent of 1.175% and .125% on an annual basis for mortality and expense risk fees and daily administrative fees, respectively.

   As compensation for administrative services provided to the Account, PHL Variable generally receives $35 per year from each contract, which is deducted on a pro-rata basis from the subaccounts or Guaranteed Interest Account in which contract/policy owners have an interest. Such costs aggregated $104 and $0 during the years ended December 31, 2003 and 2002, respectively.

   PEPCO is the principal underwriter and distributor for the Account.

   On surrender of a contract, contingent deferred sales charges, which vary from 0-7% depending upon the duration of each contract deposit, are deducted from proceeds and are paid to PHL Variable as reimbursement for services provided. Contingent deferred sales charges deducted and paid to PHL Variable aggregated $0 and $0 during the years ended December 31, 2003 and 2002, respectively.

NOTE 7--DISTRIBUTION OF NET INCOME

   The Account does not declare distributions to participants from accumulated net income. The accumulated net income is distributed to participants as part of withdrawals of amounts in the form of surrenders, death benefits, transfers or annuity payments in excess of net purchase payments.

NOTE 8--DIVERSIFICATION REQUIREMENTS

   Under the provisions of Section 817(h) of the Internal Revenue Code of 1986 (the "Code"), as amended, a variable contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a variable contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. Each subaccount is required to satisfy the requirements of Section 817(h). The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

   The Secretary of the Treasury has issued regulations under Section 817(h) of the Code. PHL Variable intends that each of the subaccounts shall comply with the diversification requirements and, in the event of any failure to comply, will take immediate corrective action to assure compliance.

NOTE 9--MERGERS
   On February 7, 2003, Aberdeen International acquired all of the net assets of Aberdeen New Asia pursuant to an Agreement and Plan of Reorganization approved by Aberdeen New Asia shareholders on January 7, 2003. The acquisition was accomplished by a tax-free exchange of 1,885,115 shares of Aberdeen International valued at $14,391,123 for 1,913,078 shares of Aberdeen New Asia outstanding on February 7, 2003. Aberdeen New Asia's net assets on that date of $14,391,123, including $618,515 of net unrealized depreciation were combined with those of Aberdeen International. The aggregate net assets of Aberdeen International immediately after the merger were $116,991,498.

   On February 14, 2003, Janus Growth acquired all of the net assets of MFS Investors Growth Stock ("Growth Stock) and Van Kampen Focus Equity ("Focus Equity") pursuant to an Agreement and Plan of reorganization approved by Growth Stock and Focus Equity shareholders on February 14, 2003. The acquisition was accomplished by a tax-free exchange of 2,496,714 shares of Janus Growth outstanding on February 14, 2003 for 782,923 shares of Growth Stock valued at $5,807,615 and 1,169,922 shares of Focus Equity valued at $6,179,826. Growth Stock's net assets of $5,807,615, including $135,964 of net unrealized depreciation and Focus Equity's net assets of $6,179,826, including $380,781 of net unrealized depreciation were combined with those of Janus Growth. The aggregate net assets of Janus Growth immediately after the merger were $63,057,943. Immediately following the merger, Janus Growth was renamed MFS Investors Growth Stock. Immediately prior to the Special Meeting of Shareholders, Phoenix Variable Advisors, Inc. ("PVA"), as authorized pursuant to an exemptive order from the Securities and Exchange Commission, replaced Janus Capital Management LLC with MFS Investment Management ("MFS") as subadvisor to the series. PVA and MFS have also agreed that they would serve as advisor and subadvisor, respectively, to the series for the same management fees as currently charged to the former Phoenix-MFS Investors Growth Stock Series. Accordingly, the annual expenses and expense cap reimbursements for the series are the same as those of the former Phoenix-MFS Investors Growth Stock Series. MFS is going to manage the series in a manner comparable with the former Phoenix-MFS Investors Growth Stock Series. As part of the reorganizations, the series has been renamed Phoenix-MFS Investors Growth Stock Series.

NOTE 10--MANAGER OF MANAGERS EXEMPTIVE ORDER

   The Phoenix Edge Series Fund ("PESF") and the investment advisor, Phoenix Variable Advisors, Inc. ("PVA"), have received an exemptive order from the Securities and Exchange Commission granting exemptions from certain provisions of the Investment Company Act of 1940, as amended, pursuant to which PVA is, subject to supervision and approval of PESF's Board of Trustees, permitted to enter into and materially amend subadvisory agreements without such agreements being approved by the shareholders of the applicable series of PESF. PESF and PVA therefore have the right to hire, terminate, or replace subadvisors without shareholder approval, including, without limitation, the replacement or reinstatement of any subadvisor with respect to which a subadvisory agreement has automatically terminated as a result of an assignment. PVA will continue to have the ultimate responsibility to oversee the subadvisors and recommend their hiring, termination and replacement.

                            PHOENIX SPECTRUM EDGE(SM)
          (DEATH BENEFIT OPTION 3 WITHOUT THE ACCUMULATION ENHANCEMENT)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 11--MIXED AND SHARED FUNDING

   Shares of PESF are not directly offered to the public. Shares of PESF are currently offered through separate accounts to fund variable accumulation annuity contracts and variable universal life insurance policies issued by Phoenix Life Insurance Company ("Phoenix"), PHL Variable Insurance Company ("PHL Variable"), and Phoenix Life and Annuity Company ("PLAC"). Shares of PESF may be offered to separate accounts of other insurance companies in the future.

   The interests of variable annuity contract owners and variable life policy owners could diverge based on differences in federal and state regulatory requirements, tax laws, investment management or other unanticipated developments. PESF's Trustees currently do not foresee any such differences or disadvantages at this time. However, PESF's Trustees intend to monitor for any material conflicts and will determine what action, if any, should be taken in response to such conflicts. If such a conflict should occur, one or more separate accounts may be required to withdraw its investment in PESF or shares of another fund may be substituted.

NOTE 12--PROPOSED REORGANIZATION

   On November 11, 2003, The Board of Trustees of PESF approved a Plan of Reorganization to merge Janus Flexible Income into Goodwin Multi-Sector Fixed Income.

   If the shareholders approve the Plan of Reorganization Janus Flexible Income will transfer all or substantially all of its assets and its liabilities to Goodwin Multi-Sector Fixed Income. In exchange, shareholders of Janus Flexible Income will receive a proportional number of shares in Goodwin Multi-Sector Fixed Income. The shareholders of Janus Flexible Income must approve the Plan of Reorganization before any transaction can take place. The next meeting of the shareholders of Janus Flexible Income will be held on April 14, 2004, at which time, this matter will be submitted for a shareholder vote.

 NOTE 13--OTHER

   Effective July 31, 2003, the name of the subadvisor of Northern Dow 30 and Northern Nasdaq-100 Index(R) changed to Northern Trust Investments N.A. from Northern Trust Investments, Inc.

   On October 23, 2003 the Executive Committee of the Board of Trustees of PESF approved replacement of the "Hollister" division of PIC with the "Oakhurst" division of PIC with respect to investment management of Oakhurst Value Equity. The Executive Committee also approved a name change for the Phoenix-Hollister Value Equity Series to the Phoenix-Oakhurst Value Equity Series. The Board of Trustees ratified the Executive Committee's decision at the Board of Trustees meeting on November 11, 2003. This series' investment objectives, principal investment strategies and principal risks will remain the same. The fees and expenses associated with the series will not be affected as a result of this change.

   The Board of Trustees of PESF has approved a name change for the Phoenix-Kayne Large-Cap Core Series to the Phoenix-Kayne Rising Dividends Series. This series' investment objectives, principal investment strategies and principal risks will remain the same. The fees and expenses associated with the series will not be affected as a result of this change. This change was completed on November 3, 2003.

                         REPORT OF INDEPENDENT AUDITORS



PRICEWATERHOUSECOOPERS LLP [logo]


To the Board of Directors of PHL Variable Insurance Company and
Participants of PHL Variable Accumulation Account (Phoenix Spectrum Edge(SM) (Death Benefit Option 3 without the Accumulation Enhancement)):

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Subaccounts constituting the PHL Variable Accumulation Account (Phoenix Spectrum Edge(SM) (Death Benefit Option 3 without the Accumulation Enhancement)) at December 31, 2003, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of PHL Variable Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2003 by correspondence with the mutual funds, provide a reasonable basis for our opinion.


/s/ PricewaterhouseCoopers LLP


Hartford, Connecticut
March 19, 2004

PHL VARIABLE ACCUMULATION ACCOUNT
PHL Variable Insurance Company
One American Row
Hartford, Connecticut 06115

PHOENIX EQUITY PLANNING CORPORATION
56 Prospect Street
Hartford, Connecticut 06115-0480
Underwriter

CUSTODIANS
JPMorgan Chase Bank
270 Park Avenue
New York, New York 10017-2070

Brown Brothers Harriman & Co.
40 Water Street
Boston, Massachusetts 02109

State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02110

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
100 Pearl Street
Hartford, Connecticut 06103

         PHL VARIABLE
         INSURANCE COMPANY
         (A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
         FINANCIAL STATEMENTS
         DECEMBER 31, 2003 AND 2002

                                TABLE OF CONTENTS

                                                                                                                    PAGE
                                                                                                                 ----------

Report of Independent Auditors.............................................................................         F-3

Balance Sheet as of December 31, 2003 and 2002.............................................................         F-4

Statement of Income, Comprehensive Income and Changes in Stockholder's Equity
  for the years ended 2003, 2002 and 2001..................................................................         F-5

Statement of Cash Flows for the years ended 2003, 2002 and 2001............................................         F-6

Notes to Financial Statements..............................................................................       F-7-F-20

PRICEWATERHOUSECOOPERS [LOGO]


                                                      PRICEWATERHOUSECOOPERS LLP
                                                      100 Pearl Street
                                                      Hartford CT 06103-4508
                                                      Telephone (860) 241 7000
                                                      Facsimile (860) 241 7590





                         REPORT OF INDEPENDENT AUDITORS



To the Board of Directors and Stockholder of PHL Variable Insurance Company:

In our opinion, the accompanying balance sheet and the related statements of income, comprehensive income and changes in stockholder's equity and cash flows present fairly, in all material respects, the financial position of PHL Variable Insurance Company at December 31, 2003 and 2002, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2003 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



/s/ PricewaterhouseCoopers LLP


March 9, 2004

                         PHL VARIABLE INSURANCE COMPANY
                                  BALANCE SHEET
                 ($ amounts in thousands, except per share data)
                           DECEMBER 31, 2003 AND 2002

                                                                                                 2003             2002
                                                                                            ---------------  ---------------

ASSETS:
Available-for-sale debt securities, at fair value.........................................   $  3,087,957     $  2,388,189
Equity securities, at fair value..........................................................          8,687           33,121
Policy loans, at unpaid principal balances................................................          1,753            1,335
Other investments.........................................................................         20,314           10,166
                                                                                            ---------------  ---------------
Total investments.........................................................................      3,118,711        2,432,811
Cash and cash equivalents.................................................................         80,972          473,246
Accrued investment income.................................................................         26,817           18,768
Deferred policy acquisition costs.........................................................        372,609          255,677
Other general account assets..............................................................         23,611           45,105
Separate account assets...................................................................      2,010,134        1,157,913
                                                                                            ---------------  ---------------
TOTAL ASSETS..............................................................................   $  5,632,854     $  4,383,520
                                                                                            ===============  ===============

LIABILITIES:
Policyholder deposit funds................................................................   $  2,760,567     $  2,557,428
Policy liabilities and accruals...........................................................        235,484          124,925
Deferred income taxes.....................................................................         55,926           38,993
Other general account liabilities.........................................................         42,959           33,352
Separate account liabilities..............................................................      2,010,134        1,157,913
                                                                                            ---------------  ---------------
TOTAL LIABILITIES.........................................................................      5,105,070        3,912,611
                                                                                            ---------------  ---------------

STOCKHOLDER'S EQUITY:
Common stock, $5,000 par value: 1,000 shares authorized; 500 shares issued................          2,500            2,500
Additional paid-in capital................................................................        484,234          444,234
Retained earnings.........................................................................         16,196            1,547
Accumulated other comprehensive income....................................................         24,854           22,628
                                                                                            ---------------  ---------------
TOTAL STOCKHOLDER'S EQUITY................................................................        527,784          470,909
                                                                                            ---------------  ---------------
TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY................................................   $  5,632,854     $  4,383,520
                                                                                            ===============  ===============

The accompanying notes are an integral part of these financial statements.

                         PHL VARIABLE INSURANCE COMPANY
  STATEMENT OF INCOME, COMPREHENSIVE INCOME AND CHANGES IN STOCKHOLDER'S EQUITY
                            ($ amounts in thousands)
                  YEARS ENDED DECEMBER 31, 2003, 2002 AND 2001

                                                                                2003            2002              2001
                                                                          ---------------  ---------------   ---------------

REVENUES:
Premiums................................................................   $      5,829     $      4,372      $      5,129
Insurance and investment product fees...................................         65,529           46,915            32,379
Investment income, net of expenses......................................        133,531           92,472            30,976
Net realized investment gains (losses)..................................            768          (16,167)           (1,196)
                                                                          ---------------  ---------------   ---------------
TOTAL REVENUES..........................................................        205,657          127,592            67,288
                                                                          ---------------  ---------------   ---------------

BENEFITS AND EXPENSES:
Policy benefits.........................................................        127,311           98,915            39,717
Policy acquisition cost amortization....................................         20,040           23,182             8,477
Other operating expenses................................................         35,288           27,386            15,305
                                                                          ---------------  ---------------   ---------------
TOTAL BENEFITS AND EXPENSES.............................................        182,639          149,483            63,499
                                                                          ---------------  ---------------   ---------------
Income (loss) before income taxes.......................................         23,018          (21,891)            3,789
Applicable income taxes (benefit).......................................          8,369           (8,635)              539
                                                                          ---------------  ---------------   ---------------
NET INCOME (LOSS).......................................................   $     14,649     $    (13,256)     $      3,250
                                                                          ===============  ===============   ===============

COMPREHENSIVE INCOME:
NET INCOME (LOSS).......................................................   $     14,649     $    (13,256)     $      3,250
                                                                          ---------------  ---------------   ---------------
Net unrealized investment gains.........................................          2,561           18,522             2,022
Net unrealized derivative instruments gains (losses)....................           (335)           2,147              (334)
                                                                          ---------------  ---------------   ---------------
OTHER COMPREHENSIVE INCOME..............................................          2,226           20,669             1,688
                                                                          ---------------  ---------------   ---------------
COMPREHENSIVE INCOME....................................................   $     16,875     $      7,413      $      4,938
                                                                          ===============  ===============   ===============

ADDITIONAL PAID-IN CAPITAL:
Capital contributions from parent.......................................   $     40,000     $    259,370     $    105,000

RETAINED EARNINGS:
Net income (loss).......................................................         14,649          (13,256)           3,250

ACCUMULATED OTHER COMPREHENSIVE INCOME:
Other comprehensive income..............................................          2,226           20,669            1,688
                                                                          ---------------  ---------------  ---------------
CHANGE IN STOCKHOLDER'S EQUITY..........................................         56,875          266,783          109,938
Stockholder's equity, beginning of year.................................        470,909          204,126           94,188
                                                                          ---------------  ---------------  ---------------
STOCKHOLDER'S EQUITY, END OF YEAR.......................................   $    527,784     $    470,909     $    204,126
                                                                          ===============  ===============  ===============

The accompanying notes are an integral part of these financial statements.

                         PHL VARIABLE INSURANCE COMPANY
                             STATEMENT OF CASH FLOWS
                            ($ amounts in thousands)
                  YEARS ENDED DECEMBER 31, 2003, 2002 AND 2001

                                                                                2003             2002              2001
                                                                           ---------------  ---------------   ---------------

OPERATING ACTIVITIES:
Net income (loss).......................................................    $     14,649     $    (13,256)     $      3,250
Net realized investment (gains) losses..................................            (768)          16,167             1,196
Amortization and depreciation...........................................              --               --               102
Deferred income taxes...................................................          15,734              438            22,733
Increase in receivables.................................................          (4,650)         (12,981)           (4,406)
Increase in deferred policy acquisition costs...........................        (100,542)        (128,164)          (81,588)
Increase in policy liabilities and accruals.............................         126,059           66,632            23,069
Other assets and other liabilities net change...........................          43,878          (28,007)          (23,609)
                                                                           ---------------  ---------------   ---------------
CASH (FOR) FROM OPERATING ACTIVITIES....................................          94,360          (99,171)          (59,253)
                                                                           ---------------  ---------------   ---------------

INVESTING ACTIVITIES:
Investment purchases....................................................      (2,068,268)      (1,753,350)        (766,494)
Investment sales, repayments and maturities.............................       1,338,495          414,195          140,835
                                                                           ---------------  ---------------  ----------------
CASH (FOR) FROM INVESTING ACTIVITIES....................................        (729,773)      (1,339,155)        (625,659)
                                                                           ---------------  ---------------  ----------------

FINANCING ACTIVITIES:
Policyholder deposit fund receipts, net.................................         203,139        1,480,758           670,577
Capital contributions from parent.......................................          40,000          259,370           105,000
                                                                           ---------------  ---------------   ---------------
CASH FROM FINANCING ACTIVITIES..........................................         243,139        1,740,128           775,577
                                                                           ---------------  ---------------   ---------------
CHANGE IN CASH AND CASH EQUIVALENTS.....................................        (392,274)         301,802            90,665
Cash and cash equivalents, beginning of year............................         473,246          171,444            80,779
                                                                           ---------------  ---------------   ---------------
CASH AND CASH EQUIVALENTS, END OF YEAR..................................    $     80,972     $    473,246      $    171,444
                                                                           ===============  ===============   ===============

The accompanying notes are an integral part of these financial statements.

                         PHL VARIABLE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                  YEARS ENDED DECEMBER 31, 2003, 2002 AND 2001


1.       ORGANIZATION AND OPERATIONS

PHL Variable Insurance Company is a life insurance company offering variable and fixed annuity and non-participating life insurance products. It is a wholly-owned subsidiary of PM Holdings, Inc. PM Holdings is a wholly-owned subsidiary of Phoenix Life Insurance Company (Phoenix Life), which is a wholly-owned subsidiary of The Phoenix Companies, Inc., a New York Stock Exchange listed company. Phoenix Home Life Mutual Insurance Company demutualized on June 25, 2001 by converting from a mutual life insurance company to a stock life insurance company, became a wholly-owned subsidiary of The Phoenix Companies and changed its name to Phoenix Life Insurance Company.

We have prepared these financial statements in accordance with generally accepted accounting principles (GAAP). In preparing these financial statements in conformity with GAAP, we are required to make estimates and assumptions that affect the reported amounts of assets and liabilities at reporting dates and the reported amounts of revenues and expenses during the reporting periods. Actual results will differ from these estimates and assumptions. We employ significant estimates and assumptions in the determination of deferred policy acquisition costs; policyholder liabilities and accruals; the valuation of goodwill, the valuation of investments in debt and equity securities, and accruals for contingent liabilities. Significant accounting policies are presented throughout the notes in italicized type.

Effective January 1, 2004, we are required to adopt the AICPA's Statement of Position 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts, or SOP 03-1. SOP 03-1 provides guidance related to the accounting, reporting and disclosure of certain insurance contracts and separate accounts, including guidance for computing reserves for products with guaranteed benefits, such as guaranteed minimum death benefits, and for products with annuitization benefits such as guaranteed minimum income benefits. In addition, SOP 03-1 addresses the presentation and reporting of separate accounts, as well as rules concerning the capitalization and amortization of sales inducements. This new accounting standard largely codifies our current accounting and reserving practices related to our applicable non-traditional long-duration contracts and separate accounts and thus, our adoption is not expected to have a material effect on our financial statements.


2.       OPERATING ACTIVITIES

PREMIUM AND FEE REVENUE AND RELATED EXPENSES

We recognize term insurance premiums as premium revenue pro rata over the related contract periods. We match benefits, losses and related expenses with premiums over the related contract periods. Revenues for universal life products consist of net investment income and mortality, administration and surrender charges assessed against the fund values during the period. Related benefit expenses include universal life benefit claims in excess of fund values and net investment income credited to universal life fund values.

REINSURANCE

We use reinsurance agreements to provide for greater diversification of business, which allows us to control exposure to potential losses arising from large risks and provide additional capacity for growth.

We recognize assets and liabilities related to reinsurance ceded contracts on a gross basis. The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

We remain liable to the extent that reinsuring companies may not be able to meet their obligations under reinsurance agreements in effect. Failure of the reinsurers to honor their obligations could result in losses to us; consequently, estimates are established for amounts deemed or estimated to be uncollectible. To minimize our exposure to significant losses from reinsurance insolvencies, we evaluate the financial condition of our reinsurers and monitor concentration of credit risk arising from similar geographic regions, activities, or economic characteristics of the reinsurers.

Our reinsurance program varies based on the type of risk, for example:

    o On direct policies, the maximum of individual life insurance retained by us on any one life is $10 million for single life and joint first-to-die policies and $12 million for joint last-to-die policies, with excess amounts ceded to reinsurers.

    o We reinsure 50% to 90% of the mortality risk for certain issues of term and universal life policies.

Additional information on direct business written and reinsurance assumed and ceded for continuing operations for 2003, 2002 and 2001 follows ($ amounts in thousands):

                                                                           2003               2002               2001
                                                                     -----------------  -----------------   ----------------

Direct premiums....................................................   $       30,404     $       21,283      $       20,930
Premiums assumed from reinsureds...................................               --                 --                  --
Premiums ceded to reinsurers.......................................          (24,575)           (16,911)            (15,801)
                                                                     -----------------  -----------------   ----------------
PREMIUMS...........................................................   $        5,829     $        4,372      $        5,129
                                                                     =================  =================   ================

Direct life insurance in-force.....................................   $   20,518,533     $   11,999,540      $   10,205,877
Life insurance in-force assumed from reinsureds....................          168,788            215,329                  --
Life insurance in-force ceded to reinsurers........................      (15,544,504)        (9,842,076)         (9,015,734)
                                                                     -----------------  -----------------   ----------------
LIFE INSURANCE IN-FORCE............................................   $    5,142,817     $    2,372,793      $    1,190,143
                                                                     =================  =================   ================
Percentage of amount assumed to net insurance in-force.............        3.28%              9.07%                 --
                                                                     =================  =================   ================

Policy benefit costs are net of benefits ceded of $11.3 million, $8.0 million and $5.0 million for 2003, 2002 and 2001, respectively.

VALLEY FORGE LIFE INSURANCE

On July 23, 2002, we acquired the variable life and variable annuity business of Valley Forge Life Insurance Company (a subsidiary of CNA Financial Corporation), effective July 1, 2002. The business acquired had a total account value of $557.0 million at June 30, 2002. This transaction was effected through a combination of coinsurance and modified coinsurance.

DEFERRED POLICY ACQUISITION COSTS

The costs of acquiring new business, principally commissions, underwriting, distribution and policy issue expenses, all of which vary with and are primarily related to production of new business, are deferred. In connection with the 2002 acquisition of the variable life and annuity business of Valley Forge Life Insurance Company, we recognized an asset for the present value of future profits (PVFP) representing the present value of estimated net cash flows embedded in the existing contracts acquired. This asset is included in deferred acquisition costs (DAC).

We amortize DAC and PVFP based on the related policy's classification. For term life insurance policies, DAC is amortized in proportion to projected net premiums. For universal life, variable universal life and accumulation annuities, DAC and PVFP are amortized in proportion to estimated gross profits. Policies may be surrendered for value or exchanged for a different one of our products (internal replacement); the DAC balance associated with the replaced or surrendered policies is amortized to reflect these surrenders.

The amortization process requires the use of various assumptions, estimates and judgments about the future. The primary assumptions are expenses, investment performance, mortality and contract cancellations (i.e., lapses, withdrawals and surrenders). These assumptions are reviewed on a regular basis and are generally based on our past experience, industry studies, regulatory requirements and judgments about the future. Changes in estimated gross profits based on actual experiences are reflected as an adjustment to total amortization to date resulting in a charge or credit to earnings. Finally, analyses are performed periodically to assess whether there are sufficient gross margins or gross profits to amortize the remaining DAC balances.

In the third quarter of 2002, we revised the long-term market return assumption for the variable annuity block of business from 8% to 7%. In addition, at the quarter-end we recorded an impairment charge related to the recoverability of our deferred acquisition cost asset related to the variable annuity business. The revision in long-term market return assumption and the impairment charge resulted in a $9.9 million pre-tax ($6.4 million after income taxes) increase in policy acquisition cost amortization expense in the third quarter of 2002.

The activity in deferred policy acquisition costs for 2003, 2002 and 2001 follows ($ amounts in thousands):

                                                                                2003             2002             2001
                                                                           ---------------  ---------------  ---------------

Direct acquisition costs deferred, excluding acquisitions...............    $    120,582     $    102,769     $     90,065
Acquisition costs recognized in Valley Forge Life acquisition...........              --           48,577               --
Recurring costs amortized to expense....................................         (20,040)         (23,182)          (8,477)
(Cost) or credit offsets to net unrealized investment gains or losses
  included in other comprehensive income (Note 3).......................          16,390          (37,474)          (1,443)
                                                                           ---------------  ---------------  ---------------
Change in deferred policy acquisition costs.............................         116,932           90,690           80,145
Deferred policy acquisition costs, beginning of year....................         255,677          164,987           84,842
                                                                           ---------------  ---------------  ---------------
DEFERRED POLICY ACQUISITION COSTS, END OF YEAR..........................    $    372,609     $    255,677     $    164,987
                                                                           ===============  ===============  ===============

POLICY LIABILITIES AND ACCRUALS

Future policy benefits are liabilities for life and annuity products. We establish liabilities in amounts adequate to meet the estimated future obligations of policies in-force. Future policy benefits for variable universal life, universal life and annuities in the accumulation phase are computed using the deposit-method which is the sum of the account balance, unearned revenue liability and liability for minimum policy benefits. Future policy benefits for term and annuities in the payout phase that have significant mortality risk are computed using the net level premium method on the basis of actuarial assumptions at the issue date of these contracts for rates of interest, contract administrative expenses, mortality and surrenders. We establish liabilities for outstanding claims, losses and loss adjustment expenses based on individual case estimates for reported losses and estimates of unreported losses based on past experience.

Policyholder liabilities are primarily for universal life products and include deposits received from customers and investment earnings on their fund balances which range from 4.7% to 6% as of December 31, 2003 and 5.3% to 6.5% as of December 31, 2002, less administrative and mortality charges.

POLICYHOLDER DEPOSIT FUNDS

Policyholder deposit funds consist of annuity deposits received from customers and investment earnings on their fund balances, which range from 3.0% to 6.5%, less administrative charges. At December 31, 2003 and 2002, there was $1,158.4 million and $1,303.0 million, respectively, in policyholder deposit funds with no associated surrender charges.

FAIR VALUE OF INVESTMENT CONTRACTS

For purposes of fair value disclosures (Note 9), we determine the fair value of deferred annuities with an interest guarantee of one year or less at the amount of the policy reserve. In determining the fair value of deferred annuities with interest guarantees greater than one year, we used a discount rate equal to the appropriate U.S. Treasury rate plus 150 basis points to determine the present value of the projected account value of the policy at the end of the current guarantee period.

FUNDS UNDER MANAGEMENT

Activity in annuity funds under management for the years 2003, 2002 and 2001 follows ($ amounts in millions):

                                                                                2003             2002             2001
                                                                           ---------------  ---------------  ---------------

Deposits................................................................    $      923.9     $    1,878.9     $    1,234.8
Performance.............................................................           435.3           (121.5)          (199.3)
Fees....................................................................           (24.7)           (23.5)           (23.9)
Benefits and surrenders.................................................          (613.0)          (404.9)          (127.2)
                                                                           ---------------  ---------------  ---------------
Change in funds under management........................................           721.5          1,329.0            884.4
Funds under management, beginning of year...............................         3,727.4          2,398.4          1,514.0
                                                                           ---------------  ---------------  ---------------
FUNDS UNDER MANAGEMENT, END OF YEAR.....................................    $    4,448.9     $    3,727.4     $    2,398.4
                                                                           ===============  ===============  ===============


3.       INVESTING ACTIVITIES

DEBT AND EQUITY SECURITIES

We classify our debt and equity securities as available-for-sale and report them in our balance sheet at fair value. Fair value is based on quoted market price, where available. When quoted market prices are not available, we estimate fair value by discounting debt security cash flows to reflect interest rates currently being offered on similar terms to borrowers of similar credit quality (private placement debt securities), by quoted market prices of comparable instruments (untraded public debt securities) and by independent pricing sources or internally developed pricing models (equity securities).

Fair value and cost of our available-for-sale debt securities as of December 31, 2003 and 2002 follow ($ amounts in thousands):

                                                                       2003                              2002
                                                         ---------------------------------  --------------------------------
                                                           FAIR VALUE           COST          FAIR VALUE          COST
                                                         ---------------   ---------------  ---------------  ---------------

U.S. government and agency.............................   $     58,894      $     58,166     $      7,343     $      6,377
State and political subdivision........................         48,376            47,621           39,213           37,625
Foreign government.....................................         44,918            43,261           11,586           11,186
Corporate..............................................      1,475,398         1,445,360          791,091          768,126
Mortgage-backed........................................        695,425           680,360          643,147          619,316
Other asset-backed.....................................        764,946           758,868          895,809          879,927
                                                         ---------------   ---------------  ---------------  ---------------
DEBT SECURITIES........................................   $  3,087,957      $  3,033,636     $  2,388,189     $  2,322,557
                                                         ===============   ===============  ===============  ===============

For mortgage-backed and other asset-backed debt securities, we recognize income using a constant effective yield based on anticipated prepayments and the estimated economic lives of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and any resulting adjustment is included in net investment income. For certain asset-backed securities, changes in estimated yield are recorded on a prospective basis and specific valuation methods are applied to these securities to determine if there has been an other-than-temporary decline in value.

We owned no non-income producing debt securities as of December 31, 2003 or 2002.

Fair value and cost of our equity securities as of December 31, 2003 and 2002 follow ($ amounts in thousands):

                                                                       2003                              2002
                                                         ---------------------------------  --------------------------------
                                                           FAIR VALUE           COST          FAIR VALUE          COST
                                                         ---------------   ---------------  ---------------  ---------------

Mutual fund seed investments...........................   $      8,512      $      6,510     $     14,324     $     13,780
Other equity securities................................            175               229           18,797           18,088
                                                         ---------------   ---------------  ---------------  ---------------
EQUITY SECURITIES......................................   $      8,687      $      6,739     $     33,121     $     31,868
                                                         ===============   ===============  ===============  ===============

Gross and net unrealized gains and losses from debt and equity securities as of December 31, 2003 and 2002 follow ($ amounts in thousands):

                                                                       2003                              2002
                                                         ---------------------------------  --------------------------------
                                                             GAINS             LOSSES           GAINS            LOSSES
                                                         ---------------   ---------------  ---------------  ---------------

U.S. government and agency.............................   $        936      $       (208)    $        966     $         --
State and political subdivision........................          1,107              (352)           1,588               --
Foreign government.....................................          2,451              (794)             459              (59)
Corporate..............................................         42,578           (12,540)          29,834           (6,869)
Mortgage-backed........................................         16,566            (1,501)          23,976             (145)
Other asset-backed.....................................         10,070            (3,992)          17,052           (1,170)
                                                         ---------------   ---------------  ---------------  ---------------
Debt securities gains and losses.......................   $     73,708      $    (19,387)    $     73,875     $     (8,243)
                                                         ===============   ===============  ===============  ===============
Equity securities gains and losses.....................   $      2,002      $        (54)    $      1,782     $       (529)
                                                         ===============   ===============  ===============  ===============
DEBT AND EQUITY SECURITIES NET GAINS...................   $     56,269                       $     66,885
                                                         ===============                    ===============

The aging of temporarily impaired general account debt and equity securities as of December 31, 2003 is as follows ($ amounts in millions):

                                               LESS THAN 12 MONTHS       GREATER THAN 12 MONTHS              TOTAL
                                            --------------------------- -------------------------- --------------------------
                                                FAIR       UNREALIZED       FAIR      UNREALIZED       FAIR      UNREALIZED
                                                VALUE        LOSSES        VALUE        LOSSES        VALUE        LOSSES

                                            ------------- ------------- ------------ ------------- ------------ -------------
DEBT SECURITIES
U.S. government and agency................   $   24,639    $     (416)   $       --   $       --    $   24,639   $     (416)
State and political subdivision...........       22,834          (368)           --           --        22,834         (368)
Foreign government........................        4,769          (191)           --           --         4,769         (191)
Corporate.................................      200,322       (10,317)       17,238       (1,015)      217,560      (11,332)
Mortgage-backed...........................      206,036        (1,582)           80           (2)      206,116       (1,584)
Other asset-backed........................       98,773        (1,523)       19,107       (4,059)      117,880       (5,582)
                                            ------------- ------------- ------------ ------------- ------------ -------------
DEBT SECURITIES...........................   $  557,373    $  (14,397)   $   36,425   $   (5,076)   $  593,798   $  (19,473)
COMMON STOCK..............................           --            --            --           --            --           --
                                            ------------- ------------- ------------ ------------- ------------ -------------
TOTAL TEMPORARILY IMPAIRED SECURITIES.....   $  557,373    $  (14,397)   $   36,425   $   (5,076)   $  593,798   $  (19,473)
                                            ============= ============= ============ ============= ============ =============

BELOW INVESTMENT GRADE....................   $    9,658    $     (222)   $   25,276   $   (2,432)   $   34,934   $   (2,654)
                                            ============= ============= ============ ============= ============ =============
BELOW INVESTMENT GRADE AFTER OFFSETS FOR
  DEFERRED ACQUISITION COST ADJUSTMENT
  AND TAXES...............................                 $     (144)                $   (1,581)                $   (1,725)
                                                          =============              =============              =============

Below investment grade debt securities which have been in an unrealized loss for greater than 12 months consists of six securities, of which only one security, with an unrealized loss of $1,232 thousand ($801 thousand after offset for taxes) has a fair value less than 80% of the security's amortized cost at December 31, 2003.

All of these securities are considered to be temporarily impaired at December 31, 2003 as each of these securities has performed, and is expected to continue to perform, in accordance with their original contractual terms.

POLICY LOANS AND OTHER INVESTED ASSETS

Policy loans are carried at their unpaid principal balances and are collateralized by the cash values of the related policies. For purposes of fair value disclosures, for variable rate policy loans, we consider the unpaid loan balance as fair value, as interest rates on these loans are reset annually based on market rates.

Other investments primarily include a partnership interest which we do not control and seed money in separate accounts. The partnership interest is an investment in a hedge fund of funds in which we do not have control or a majority ownership interest. The interest is recorded using the equity method of accounting.

NET INVESTMENT INCOME AND NET REALIZED INVESTMENT GAINS (LOSSES)

We recognize realized investment gains and losses on asset dispositions when declines in fair value of debt and equity securities are considered to be other-than-temporarily impaired. The cost basis of these written down investments is adjusted to fair value at the date the determination of impairment is made and the new cost basis is not changed for subsequent recoveries in value. Applicable income taxes, which offset realized investment gains and losses, are reported separately as components of net income.

Sources of net investment income for 2003, 2002 and 2001 follow ($ amounts in thousands):

                                                                                2003             2002             2001
                                                                           ---------------  ---------------  ---------------

Debt securities.........................................................    $    132,101     $     88,764     $     28,436
Equity securities.......................................................             478              269               --
Other investments.......................................................             931              237               --
Policy loans............................................................             140               38               15
Cash and cash equivalents...............................................           2,679            4,891            2,845
                                                                           ---------------  ---------------  ---------------
Total investment income.................................................         136,329           94,199           31,296
Less: investment expenses...............................................           2,798            1,727              320
                                                                           ---------------  ---------------  ---------------
NET INVESTMENT INCOME...................................................    $    133,531     $     92,472     $     30,976
                                                                           ===============  ===============  ===============

Sources of realized investment gains (losses) for 2003, 2002 and 2001 follow ($ amounts in thousands):

                                                                                2003             2002             2001
                                                                           ---------------  ---------------  ---------------

DEBT SECURITY IMPAIRMENTS...............................................    $     (8,113)    $    (13,207)    $         --
                                                                           ---------------  ---------------  ---------------
Debt security transaction gains.........................................           9,615            2,754              425
Debt security transaction losses........................................          (2,411)          (6,640)            (213)
Equity security transaction gains.......................................           3,993               --               --
Equity security transaction losses......................................          (1,354)              (1)              --
Other investment transaction gains (losses).............................            (960)             927           (1,408)
Cash equivalent transaction losses......................................              (2)              --               --
                                                                           ---------------  ---------------  ---------------
NET TRANSACTION GAINS (LOSSES)..........................................           8,881           (2,960)          (1,196)
                                                                           ---------------  ---------------  ---------------
NET REALIZED INVESTMENT GAINS (LOSSES)..................................    $        768     $    (16,167)    $     (1,196)
                                                                           ===============  ===============  ===============

UNREALIZED INVESTMENT GAINS (LOSSES)

We recognize unrealized investment gains and losses on investments in debt and equity securities that we classify as available-for-sale. These gains and losses are reported as a component of other comprehensive income net of applicable deferred income taxes.

Sources of net unrealized investment gains (losses) for 2003, 2002 and 2001 follow ($ amounts in thousands):

                                                                                2003             2002             2001
                                                                           ---------------  ---------------  ---------------

Debt securities.........................................................    $    (11,311)    $     62,514     $      2,297
Equity securities.......................................................             695            1,253               --
Other investments.......................................................          (1,833)           2,203            2,258
                                                                           ---------------  ---------------  ---------------
NET UNREALIZED INVESTMENT GAINS (LOSSES)................................    $    (12,449)    $     65,970     $      4,555
                                                                           ===============  ===============  ===============

Net unrealized investment gains (losses)................................    $    (12,449)    $     65,970     $      4,555
                                                                           ---------------  ---------------  ---------------
Applicable deferred policy acquisition costs (Note 2)...................         (16,390)          37,474            1,443
Applicable deferred income taxes........................................           1,380            9,974            1,090
                                                                           ---------------  ---------------  ---------------
Offsets to net unrealized investment gains (losses).....................         (15,010)          47,448            2,533
                                                                           ---------------  ---------------  ---------------
NET UNREALIZED INVESTMENT GAINS
  INCLUDED IN OTHER COMPREHENSIVE INCOME................................    $      2,561     $     18,522     $      2,022
                                                                           ===============  ===============  ===============

INVESTING CASH FLOWS

Investment purchases, sales, repayments and maturities for 2003, 2002 and 2001 follow ($ amounts in thousands):

                                                                                2003             2002             2001
                                                                           ---------------  ---------------  ---------------

Debt security purchases.................................................    $ (2,050,231)    $ (1,733,608)    $   (765,529)
Equity security purchases...............................................          (8,619)          (9,374)              --
Other invested asset purchases..........................................          (9,000)          (9,929)            (779)
Policy loan advances, net...............................................            (418)            (439)            (186)
                                                                           ---------------  ---------------  ---------------
INVESTMENT PURCHASES....................................................    $ (2,068,268)    $ (1,753,350)    $   (766,494)
                                                                           ===============  ===============  ===============

Debt securities sales...................................................    $    484,329     $     94,486     $     34,165
Debt securities maturities and repayments...............................         817,792          296,625          106,670
Equity security sales...................................................          36,374           23,084               --
                                                                           ---------------  ---------------  ---------------
INVESTMENT SALES, REPAYMENTS AND MATURITIES.............................    $  1,338,495     $    414,195     $    140,835
                                                                           ===============  ===============  ===============

The maturities of debt securities, by contractual sinking fund payment and maturity, as of December 31, 2003 are summarized in the following table ($ amounts in thousands). Actual maturities may differ from contractual maturities as certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties, and we may have the right to put or sell the obligations back to the issuers.

Due in one year or less....................................................................................   $    180,809
Due after one year through five years......................................................................      1,203,219
Due after five years through ten years.....................................................................        565,972
Due after ten years........................................................................................      1,083,636
                                                                                                             ---------------
TOTAL......................................................................................................   $  3,033,636
                                                                                                             ===============


4.       SEPARATE ACCOUNT ASSETS AND LIABILITIES

Separate account products are those for which a separate investment and liability account is maintained on behalf of the policyholder. Investment objectives for these separate accounts vary by fund account type, as outlined in the applicable fund prospectus or separate account plan of operations. Our separate account products include variable annuities and variable life insurance contracts.

Separate account assets and liabilities are carried at market value. Deposits, net investment income and realized investment gains and losses for these accounts are excluded from revenues, and the related liability increases are excluded from benefits and expenses. Fees assessed to the contractholders for management services are included in revenues when services are rendered.


5.       INCOME TAXES

We recognize income tax expense or benefit based upon amounts reported in the financial statements and the provisions of currently enacted tax laws. We allocate income taxes to income, other comprehensive income and additional paid-in capital, as applicable.

We recognize current income tax assets and liabilities for estimated income taxes refundable or payable based on the current year's income tax returns. We recognize deferred income tax assets and liabilities for the estimated future income tax effects of temporary differences and carryforwards. Temporary differences are the differences between the financial statement carrying amounts of assets and liabilities and their tax bases, as well as the timing of income or expense recognized for financial reporting and tax purposes of items not related to assets or liabilities. If necessary, we establish valuation allowances to reduce the carrying amount of deferred income tax assets to amounts that are more likely than not to be realized. We periodically review the adequacy of these valuation allowances and record any reduction in allowances through earnings.

In accordance with an income tax sharing agreement with The Phoenix Companies, we compute the provision for federal income taxes as if we were filing a separate federal income tax return, except that benefits arising from income tax credits and net operating losses are allocated to those subsidiaries producing such attributes to the extent they are utilized in The Phoenix Companies' consolidated federal income tax return.

The allocation of income taxes to elements of comprehensive income (loss) and between current and deferred for 2003, 2002 and 2001 follows ($ amounts in thousands):

                                                                                2003             2002             2001
                                                                           ---------------  ---------------  ---------------

NET INCOME (LOSS).......................................................           8,369           (8,635)             539
Other comprehensive income..............................................           1,199           11,129              909
                                                                           ---------------  ---------------  ---------------
COMPREHENSIVE INCOME ...................................................    $      9,568     $      2,494     $      1,448
                                                                           ===============  ===============  ===============

Current.................................................................    $     (7,366)    $     (9,073)    $    (22,194)
Deferred................................................................          15,735              438           22,733
                                                                           ---------------  ---------------  ---------------
INCOME TAXES (BENEFIT) APPLICABLE TO NET INCOME.........................           8,369           (8,635)             539
Deferred income taxes applicable to other comprehensive income..........           1,199           11,129              909
                                                                           ---------------  ---------------  ---------------
INCOME TAXES APPLICABLE TO COMPREHENSIVE INCOME.........................    $      9,568     $      2,494     $      1,448
                                                                           ===============  ===============  ===============

INCOME TAXES PAID (RECOVERED)...........................................    $    (51,107)    $      3,149     $     (5,357)
                                                                           ===============  ===============  ===============

For the years 2003, 2002 and 2001, the effective federal income tax rates applicable to income from continuing operations differ from the 35.0% statutory tax rate. Items giving rise to the differences and the effects are as follow ($ amounts in thousands):

                                                                                2003             2002             2001
                                                                           ---------------  ---------------  ---------------

Income taxes (benefit) at statutory rate................................    $      8,056     $    (7,662)     $     1,326
Tax advantaged investment income........................................             360            (972)            (812)
Other, net..............................................................             (47)             (1)              25
                                                                           ---------------  ---------------  ---------------
APPLICABLE INCOME TAXES (BENEFIT).......................................    $      8,369     $    (8,635)     $       539
                                                                           ===============  ===============  ===============
Effective income tax (benefit) rates....................................            36.4%            39.4%            14.2%
                                                                           ===============  ===============  ===============

Deferred income tax assets (liabilities) attributable to temporary differences at December 31, 2003 and 2002 follow ($ amounts in thousands):

                                                                                                 2003             2002
                                                                                            ---------------  ---------------

Deferred income tax assets:
Future policyholder benefits..............................................................   $     44,815     $     24,858
Unearned premiums / deferred revenues.....................................................          4,675            2,454
Net operating loss carryover benefits.....................................................         29,435           32,568
Other.....................................................................................            831              810
                                                                                            ---------------  ---------------
GROSS DEFERRED INCOME TAX ASSETS..........................................................         79,756           60,690
                                                                                            ---------------  ---------------
Deferred tax liabilities:

Deferred policy acquisition costs.........................................................        114,962           84,040
Investments...............................................................................         20,720           15,643
                                                                                            ---------------  ---------------
GROSS DEFERRED INCOME TAX LIABILITIES.....................................................        135,682           99,683
                                                                                            ---------------  ---------------
DEFERRED INCOME TAX LIABILITY.............................................................   $     55,926     $     38,993
                                                                                            ===============  ===============

Commencing with the tax year ended December 31, 2001, we are included in the life/non-life consolidated federal income tax return filed by The Phoenix Companies. We had filed separate company returns for the tax years ended December 31, 1996 through December 31, 2000 as required under Internal Revenue Code Section 1504(c).

Within the consolidated tax return, The Phoenix Companies is required by Internal Revenue Service regulations to segregate the entities into two groups: life insurance companies and non-life insurance companies. There are limitations as to the amount of any operating losses from one group that can be offset against taxable income of the other group. These limitations affect the amount of any operating loss carryforwards that we have now or in the future.

At December 31, 2003, we had net operating losses of $84 million for federal income tax purposes of which $13.4 million expires in 2015, $15.6 million expires in 2016 and $55.0 million expires in 2017. We believe that the tax benefits of these losses will be fully realized before their expiration. As a result, no valuation allowance has been recorded against the deferred income tax asset resulting from the net operating losses.

We have determined, based on our earnings and projected future taxable income, that it is more likely than not that deferred income tax assets at December 31, 2003 and 2002 will be realized.


6.   RELATED PARTY TRANSACTIONS

Phoenix Life provides services and facilities to us and is reimbursed through a cost allocation process. The expenses allocated to us were $128.0 million, $64.0 million and $47.0 million for the years ended December 31, 2003, 2002 and 2001, respectively. Amounts payable to Phoenix Life were $12.2 million and $7.5 million as of December 31, 2003 and 2002, respectively.

Phoenix Investment Partners Ltd., an indirect wholly-owned subsidiary of The Phoenix Companies through its affiliated registered investment advisors, provides investment services to us for a fee. Investment advisory fees incurred by us were $1.6 million, $2.0 million and $2.3 million for the years ended December 31, 2003, 2002 and 2001, respectively. Amounts payable to the affiliated investment advisors were $1.5 million and $40 thousand, as of December 31, 2003 and 2002, respectively.

Phoenix Equity Planning Corporation, a wholly-owned subsidiary of Phoenix Investment Partners, is the principal underwriter of our annuity contracts. Contracts may be purchased through registered representatives of a Phoenix affiliate, W.S. Griffith & Co., Inc., as well as other outside broker-dealers who are licensed to sell our annuity contracts. We incurred commissions for contracts underwritten by Phoenix Equity Planning of $35.9 million, $30.3 million and $32.4 million for the years ended December 31, 2003, 2002 and 2001, respectively. Amounts payable to Phoenix Equity Planning were $2.0 million and $0.3 million, as of December 31, 2003 and 2002, respectively.

Phoenix Life pays commissions to producers who sell non-registered life and annuity products offered by us. Commissions paid by Phoenix Life on our behalf were $34.3 million, $28.1 million and $9.2 million for the years ended December 31, 2003, 2002 and 2001, respectively. Amounts payable to Phoenix Life were $4.0 million and $2.3 million as of December 31, 2003 and 2002, respectively.

WS Griffith Associates, Inc., an indirect wholly-owned subsidiary of Phoenix Life, sells and services many of our non-participating life insurance products through its insurance agents. Concessions paid to WS Griffith Associates were $0.4 million, $1.0 million and $0.7 million for the years ended December 31, 2003, 2002 and 2001, respectively. Amounts payable to WS Griffith Associates were $36 thousand and $124 thousand, as of December 31, 2003 and 2002, respectively.


7.       EMPLOYEE BENEFIT PLANS AND EMPLOYMENT AGREEMENTS

The Phoenix Companies has a non-contributory, defined benefit pension plan covering substantially all of its employees and those of its subsidiaries. Retirement benefits are a function of both years of service and level of compensation. The Phoenix Companies also sponsors a non-qualified supplemental defined benefit plan to provide benefits in excess of amounts allowed pursuant to the Internal Revenue Code. The Phoenix Companies' funding policy is to contribute annually an amount equal to at least the minimum required contribution in accordance with minimum funding standards established by the Employee Retirement Income Security Act of 1974 (ERISA). Contributions are intended to provide not only for benefits attributable to service to date, but also for service expected to be earned in the future.

The Phoenix Companies sponsors pension and savings plans for its employees, and employees and agents of its subsidiaries. The qualified plans comply with requirements established by the ERISA and excess benefit plans provide for that portion of pension obligations, which is in excess of amounts permitted by ERISA. The Phoenix Companies also provides certain health care and life insurance benefits for active and retired employees. We incur applicable employee benefit expenses through the process of cost allocation by The Phoenix Companies.

In addition to its pension plans, The Phoenix Companies currently provides certain health care and life insurance benefits to retired employees, spouses and other eligible dependents through various plans which it sponsors. A substantial portion of Phoenix affiliate employees may become eligible for these benefits upon retirement. The health care plans have varying co-payments and deductibles, depending on the plan. These plans are unfunded.

Applicable information regarding the actuarial present value of vested and non-vested accumulated plan benefits, and the net assets of the plans available for benefits is omitted, as the information is not separately calculated for our participation in the plans. The Phoenix Companies, the plan sponsor, established an accrued liability and amounts attributable to us have been allocated. The amount of such allocated benefits is not significant to the financial statements.


8.       OTHER COMPREHENSIVE INCOME

We record unrealized gains and losses on available-for-sale securities and effective portions of the gains or losses on derivative instruments designated as cash flow hedges in accumulated other comprehensive income. Unrealized gains and losses on available-for-sale securities are recorded in other comprehensive income until the related securities are sold, reclassified or deemed to be impaired. The effective portions of the gains or losses on derivative instruments designated as cash flow hedges are reclassified into earnings in the same period in which the hedged transaction affects earnings. If it is probable that a hedged forecasted transaction will no longer occur, the effective portions of the gains or losses on derivative instruments designated as cash flow hedges are reclassified into earnings immediately.

Components of accumulated other comprehensive income as of December 31, 2003 and 2002 follows ($ amounts in thousands):

                                                                       2003                              2002
                                                         ---------------------------------  --------------------------------
                                                             GROSS              NET             GROSS             NET
                                                         ---------------   ---------------  ---------------  ---------------

Unrealized gains on investments........................   $     58,896      $     23,375     $     71,345     $     20,814
Unrealized gains on derivative instruments.............          2,274             1,479            2,790            1,814
                                                         ---------------   ---------------  ---------------  ---------------
Accumulated other comprehensive income.................         61,170      $     24,854           74,135     $     22,628
                                                         ---------------   ===============  ---------------  ===============
Applicable deferred policy acquisition costs...........         22,933                             39,323
Applicable deferred income taxes.......................         13,383                             12,184
                                                         ---------------                    ---------------
Offsets to other comprehensive income..................         36,316                             51,507
                                                         ---------------                    ---------------
ACCUMULATED OTHER COMPREHENSIVE INCOME.................   $     24,854                       $     22,628
                                                         ===============                    ===============

9.       FAIR VALUE OF FINANCIAL INSTRUMENTS AND DERIVATIVE INSTRUMENTS

FAIR VALUE OF FINANCIAL INSTRUMENTS

The carrying amounts and estimated fair values of financial instruments as of December 31, 2003 and 2002 follow ($ amounts in thousands):

                                                                       2003                              2002
                                                         ---------------------------------  --------------------------------
                                                            CARRYING            FAIR           CARRYING           FAIR
                                                             VALUE             VALUE            VALUE            VALUE
                                                         ---------------   ---------------  ---------------  ---------------

Cash and cash equivalents..............................   $     80,972      $     80,972     $    473,246     $    473,246
Debt securities........................................      3,087,957         3,087,957        2,388,189        2,388,189
Equity securities......................................          8,687             8,687           33,121           33,121
Policy loans...........................................          1,753             1,753            1,335            1,335
                                                         ---------------   ---------------  ---------------  ---------------
FINANCIAL ASSETS.......................................   $  3,179,369      $  3,179,369     $  2,895,891     $  2,895,891
                                                         ===============   ===============  ===============  ===============

Investment contracts...................................   $  2,760,567      $  2,797,772     $  2,557,428     $  2,627,078
                                                         ---------------   ---------------  ---------------  ---------------
FINANCIAL LIABILITIES..................................   $  2,760,567      $  2,797,772     $  2,557,428     $  2,627,078
                                                         ===============   ===============  ===============  ===============

DERIVATIVE INSTRUMENTS

We maintain an overall interest rate risk-management strategy that primarily incorporates the use of interest rate swaps as hedges of our exposure to changes in interest rates. Our exposure to changes in interest rates primarily results from our commitments to fund interest-sensitive insurance liabilities, as well as from our significant holdings of fixed rate financial instruments.

All derivative instruments are recognized on the balance sheet at fair value. Generally, each derivative is designated according to the associated exposure as either a fair value or cash flow hedge at its inception as we do not enter into derivative contracts for trading or speculative purposes.

Cash flow hedges are generally accounted for under the shortcut method with changes in the fair value of related interest rate swaps recorded on the balance sheet with an offsetting amount recorded in accumulated other comprehensive income. The effective portion of changes in fair values of derivatives hedging the variability of cash flows related to forecasted transactions are reported in accumulated other comprehensive income and reclassified into earnings in the periods during which earnings are affected by the variability of the cash flows of the hedged item.

We recognized an after-tax gain of $0.0 million and $2.1 million for the years ended December 31, 2003 and 2002 and an after-tax loss of $0.3 million for the year ended December 31, 2001 (reported as other comprehensive income in Statements of Income, Comprehensive Income and Changes in Stockholder's Equity), which represented the change in fair value of interest rate forward swaps which have been designated as cash flow hedges of the forecasted purchase of assets. For changes in the fair value of derivatives that are designated as cash flow hedges of a forecasted transaction, we recognize the change in fair value of the derivative in other comprehensive income. Amounts related to cash flow hedges that are accumulated in other comprehensive income are reclassified into earnings in the same period or periods during which the hedged forecasted transaction (the acquired asset) affects earnings. At December 31, 2003, we expect to reclassify into earnings over the next twelve months $0.3 million of the deferred after tax gains on these derivative instruments. For the years 2003, 2002 and 2001, we reclassified after-tax gains of $0.3 million, $0.3 million and $0.3 million, respectively, into earnings related to these same derivatives.

We held no positions in derivative instruments at December 31, 2003 and 2002.

10.      STATUTORY FINANCIAL INFORMATION AND REGULATORY MATTERS

We are required to file annual statements with state regulatory authorities prepared on an accounting basis prescribed or permitted by such authorities. There were no material practices not prescribed by the State of Connecticut Insurance Department as of December 31, 2003, 2002 and 2001. Statutory surplus differs from equity reported in accordance with GAAP for life insurance companies primarily because policy acquisition costs are expensed when incurred, investment reserves are based on different assumptions, life insurance reserves are based on different assumptions and income taxes are recorded in accordance with the Statement of Statutory Accounting Principles No. 10, "Income Taxes," which limits deferred tax assets based on admissibility tests.

The following reconciles our statutory net income as reported to regulatory authorities to GAAP net income as reported in these financial statements as of December 31, 2003, 2002 and 2001 ($ amounts in thousands):

                                                                                2003             2002             2001
                                                                           ---------------  ---------------  ---------------

Statutory net income................................................        $    (37,387)    $   (146,135)    $    (45,648)
DAC, net............................................................             100,542          110,587           81,588
Future policy benefits..............................................             (57,367)           1,488          (20,013)
Deferred income taxes...............................................             (15,734)            (438)         (22,136)
Net investment income...............................................              19,622           15,531            7,085
Realized gains......................................................                 912            6,177            2,149
Other, net..........................................................               4,061             (466)             225
                                                                           ---------------  ---------------  ---------------
NET INCOME (LOSS), AS REPORTED......................................        $     14,649     $    (13,256)    $      3,250
                                                                           ===============  ===============  ===============

The following reconciles our statutory surplus and asset valuation reserve (AVR) as reported to regulatory authorities to GAAP equity as reported in these financial statements as of December 31, 2003, 2002 and 2001 ($ amounts in thousands):

                                                                                2003             2002             2001
                                                                           ---------------  ---------------  ---------------

Statutory surplus and AVR...........................................        $    241,999     $    215,506     $    102,016
DAC, net............................................................             395,543          295,000          166,836
Future policy benefits..............................................            (100,626)         (42,616)         (42,885)
Investment valuation allowances.....................................              26,817           20,715            1,597
Deferred income taxes...............................................             (55,926)         (38,993)         (28,756)
Deposit funds.......................................................              22,307           23,167            5,073
Other, net..........................................................              (2,330)          (1,870)             245
                                                                           ---------------  ---------------  ---------------
STOCKHOLDER'S EQUITY, AS REPORTED...................................        $    527,784     $    470,909     $    204,126
                                                                           ===============  ===============  ===============

The Connecticut Insurance Holding Company Act limits the maximum amount of annual dividends and other distributions in any twelve month period to stockholders of Connecticut domiciled insurance companies without prior approval of the Insurance Commissioner to "the greater of (1) ten percent of such insurance company's surplus as of the thirty-first day of December last preceding, or (2) the net gain from operations of such insurance company, if such company is a life insurance company, or the net income, if such company is not a life insurance company, for the twelve-month period ending the thirty-first day of December last preceding, but shall not include pro rata distributions of any class of the insurance company's own securities." Under current law, the maximum dividend distribution that may be made by us during 2004 without prior approval is subject to restrictions relating to statutory surplus.

In 1998, the National Association of Insurance Commissioners (NAIC) adopted the Codification of Statutory Accounting Principles guidance, which replaces the current Accounting and Practices and Procedures manual as the NAIC's primary guidance on statutory accounting as of January 1, 2001. The Codification provides guidance for areas where statutory accounting has been silent and changes current statutory accounting in some areas (e.g., deferred income taxes are recorded).

The State of Connecticut Insurance Department adopted the Codification guidance, effective January 1, 2001. The effect of adoption increased our statutory surplus by $587.8 thousand, primarily as a result of recording deferred income taxes.

                                     PART C

                                     PART C

                                OTHER INFORMATION

    Registrant hereby represents that, in imposing certain restrictions upon withdrawals from some annuity contracts, it is relying upon the no-action letter given to the American Council of Life Insurance (publicly available November 28,
1988) (Ref. No. 1P-6-88) regarding compliance with Section 403(b) (ii) of the Internal Revenue Code and that it is in compliance with the conditions for reliance upon that letter set forth therein.

    Pursuant to Section 26(f)(2)(A) of the Investment Company Act of 1940, as amended, PHL Variable Insurance Company represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks to be assumed thereunder by PHL Variable Insurance Company.

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS.

          (a)  Financial Statements

               The condensed financial information is included in Part A and the financial statements are included in Part B.

          (b)  Exhibits

               (1) Resolution of the Board of Directors of PHL Variable Insurance Company establishing the PHL Variable Accumulation Account is incorporated by reference to Registrant's Initial Form N-4 (File No. 333-68164), filed via Edgar on August 22, 2001.

               (2)  Not Applicable.

               (3)  Distribution of Policies

                    (a) Master Service and Distribution Compliance Agreement between Registrant and Phoenix Equity Planning Corporation dated November 1, 2000 is incorporated by reference to Registrant's Form N-4 (File No. 033-87376) Post-Effective Amendment No. 17, filed via Edgar on April 30, 2002.

                    (b) Form of Agreement between Phoenix Equity Planning Corporation and Registered Broker-Dealers with respect to the sales of Contracts is incorporated by reference to Registrant's Initial Form N-4 (File No. 333-68164), filed via Edgar on August 22, 2001.

               (4)  (a)  Form of Variable Annuity Contract (Big Edge Choice)
                         is incorporated by reference to registrant's
                         Registration Statement on Form N-4, filed via Edgar on December 14, 1994.

                    (b) Form of Variable Annuity Contract (formerly, Big Edge Choice II, now referred to as Phoenix Edge - VA) is incorporated by reference to registrant's Post-Effective Amendment No. 9 on Form N-4 Registration Statement, filed via Edgar on July 15, 1999.

                    (c) Form of Contract (Phoenix Edge - VA), filed via Edgar with Post-Effective Amendment No. 13 on September 13, 2001.

               (5)  (a)  Form of Application (Big Edge Choice) is incorporated by reference to registrant's Pre-Effective Amendment No. 1 on Form N-4 Registration Statement dated July 20, 1995.

                    (b) Form of Application (formerly the Big Edge Choice II, now referred to as Phoenix Edge - VA) is incorporated by reference to registrant's Form N-4, Post-Effective Amendment No. 9, filed via Edgar on July 15, 1999.

                    (c) Form of Application (Phoenix Edge - VA), filed via Edgar with Post-Effective Amendment No. 13 on September 13, 2001.
               (6)  (a)  Amended and Restated Certificate of Incorporation
                         of PHL Variable Insurance Company is incorporated by reference to Registrant's Initial Form N-4 File No. 333-68164), filed via Edgar on August 22, 2001.

                    (b) By-Laws of PHL Variable Insurance Company as amended and restated effective May 16, 2002 and filed herewith.

               (7)  Not Applicable.

               (8)  Not Applicable.

               (9) Written Opinion and Consent of Matthew A. Swendiman, filed herewith.

               (10) (a) Consent of PricewaterhouseCoopers LLP, filed herewith.

                    (b) Consent of Brian A. Giantonio, Esq., filed herewith.

               (11) Not Applicable.

               (12) Not Applicable.

ITEM 25.  DIRECTORS AND EXECUTIVE OFFICERS OF THE DEPOSITOR

NAME                                    POSITION
----                                    --------
Michael J. Gilotti***                   Director and Executive Vice President
Michael E. Haylon*                      Director, Executive Vice President and Chief Financial Officer
Robert E. Primmer***                    Director and Senior Vice President
John H. Beers*                          Vice President and Secretary
Katherine P. Cody*                      Second Vice President and Treasurer
Nancy J. Engberg*                       Vice President and Chief Compliance Officer
Robert J. Lautensack, Jr.*              President
Louis J. Lombardi*                      Senior Vice President
Robert J. Lombardi*                     Vice President and Appointed Actuary
Gina C. O'Connell*                      Senior Vice President
Tracy L. Rich*                          Executive Vice President and Assistant Secretary
James D. Wehr**                         Senior Vice President and Chief Investment Officer
Christopher M. Wilkos**                 Senior Vice President and Corporate Portfolio Manager

* The business address of this individual is One American Row, Hartford, CT 06115
** The business address of this individual is 56 Prospect Street, Hartford, CT 06115
*** The business address of this individual is 38 Prospect Street, Hartford, CT 06115

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT



                                                   -------------------------------
                                                   The Phoenix Companies, Inc. (7)
                                                        DE 100% Holding Company
                                                   -------------------------------
                                                                |
          ------------------------------------------------------------------------------------------------------
          |                                                                                                    |
---------------------                                                                                 ------------------
Phoenix Life                                                                                          Phoenix
Insurance                                                                                             Investment
Company (1,2,3,7,8 +)                                                                                 Management
NY 100%                                                                                               Company, Inc. (8)
                                                                                                      CT 100%
                                                                                                      Holding Company
---------------------                                                                                 -------------------
          |                                                                                                   |
--------------------------------------------------------                                                      |
          |                                            |                                                      |
          |                       ------------------------------------------------                            |
          |                       |                    |                         |                            |
 ----------------------   --------------------   ----------------------   -------------------         -------------------
 PM Holdings,              Phoenix Life           Phoenix Life             Separate                   Phoenix
 Inc. (8)                  Variable               Variable                 Accounts B, C,             Investment
 CT 100%                   Accumulation           Universal Life           and D (3) (++)             Partners, Ltd. (8)
 Holding                   Account (1) (++)       Account (2) (++)         NY                         DE 100% Asset
 Company                   NY                     NY                                                  Management Company
 ----------------------   --------------------   ----------------------   -------------------         -------------------
          |                       |                        |                      |                           |
          |                       -------------------------------------------------                           |
          |                                                                       |                           |
          |------------------------------------------------                       |                           |
          |                       |                       |                       |                           |
 -----------------------   --------------------   ---------------------    -----------------                  |
 Phoenix                   PHL Variable           Phoenix Life and         The Phoenix                        |
 Variable                  Insurance              Annuity                  Edge Series                        |
 Advisors, Inc. (8)        Company (4,5,7,8 +)    Company (6,7,8 +)        Fund                               |
 DE Registered             CT 100%                CT 100%                  MA                                 |
 Investment Advisor                                                        Mutual Fund                        |
 -----------------------   --------------------   ---------------------    -----------------                  |
                                   |                      |                      |                            |
           ------------------------|                      |                      |                  |------------------|
           |                       |                      |                      |                  |                  |
 -----------------------   --------------------   ---------------------          |          ------------------- -------------------
 PHL Variable              PHLVIC                 Phoenix Life                   |          Phoenix Equity      Duff & Phelps
 Accumulation              Variable               and Annuity                    |          Planning            Investment
 Account (4) (++)          Universal Life         Variable                       |          Corporation (7,8)   Management
 CT                        Account (5) (++)       Universal Life                 |          CT 100%             Co.(8)
                           CT                     Account (6) (++)               |          Broker/Dealer       IL Registered
                                                  CT                             |                              Investment Adviser
 -----------------------   --------------------   ---------------------          |          ------------------- --------------------
           |                       |                      |                      |                  |
           |                       |                      |----------------------|          ------------------
           |                       |                                             |          Phoenix
           -----------------------------------------------------------------------          Investment
                                                                                            Counsel, Inc. (8)
                                                                                            MA Registered
                                                                                            Investment Adviser
                                                                                            ------------------




---------------------------
1 - Depositor & Registrant
2 - Depositor & Registrant
3 - Depositor & Registrant
4 - Depositor & Registrant
5 - Depositor & Registrant
6 - Depositor & Registrant
7 - Files separate financial statements
8 - Files as part of consolidated statement
+ - Depositor
++ - Registrant


ITEM 27.  NUMBER OF CONTRACT OWNERS

    As of April 1, 2004 there were 17,970 qualified and 12,405 nonqualified contracts.

ITEM 28.  INDEMNIFICATION.

    Section 33-776 of the Connecticut General Statutes states that: "a corporation may provide indemnification of, or advance expenses to, a director, officer, employee or agent only as permitted by sections 33-770 to 33-779, inclusive."

    Article VI. Indemnification. Section 6.01. of the Bylaws of the company provides that: "Each director, officer or employee of the company, and his heirs, executors, or administrators, shall be indemnified or reimbursed by the company for all expenses necessarily incurred by him in connection with the defense or reasonable settlement of any action, suit or proceeding in which he is made a party by reason of his being or having been a director, officer or employee of the company, or of any other company which he was serving as a director or officer at the request of the company, except in relation to matters as to which such director, officer or employee is finally adjudged in such action, suit or proceeding to be liable for negligence or misconduct in the performance of his duties as such director, officer or employee. The foregoing right of indemnification or reimbursement shall not be exclusive of any other rights to which he may be entitled under any statute, bylaw, agreement, vote of shareholders or otherwise."

    Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITER.

        1. Phoenix Equity Planning Corporation ("PEPCO")

           (a) PEPCO serves as the principal underwriter for the following entities:

                Phoenix-Aberdeen Worldwide Opportunities Fund, Phoenix Institutional Mutual Funds, Phoenix-Engemann Funds, Phoenix-Goodwin California Tax Exempt Bond Fund, Phoenix Investment Trust 97, Phoenix-Kayne Funds, Phoenix Multi-Portfolio Fund, Phoenix Multi-Series Trust, Phoenix-Oakhurst Income & Growth Fund, Phoenix-Oakhurst Strategic Allocation Fund, Phoenix Partner Select Funds, Phoenix Portfolios, Phoenix-Seneca Funds, Phoenix Series Fund, Phoenix Strategic Equity Series Fund, Phoenix Life Variable Accumulation Account, Phoenix Life Variable Universal Life Account, Phoenix Life and Annuity Variable Universal Life Account, PHL Variable Accumulation Account, PHLVIC Variable Universal Life Account and PHL Variable Separate Account MVA1.

           (b)  Directors and Executive Officers of PEPCO.

NAME                                   POSITION
----                                   --------
Daniel T. Geraci*                      Director
Michael J. Gilotti***                  Director
Michael E. Haylon*                     Director
John H. Beers*                         Vice President and Secretary
Glenn H. Pease**                       Vice President, Finance and Treasurer
John F. Sharry**                       President, Private Client Group
Richard J. Wirth*                      Vice President, Compliance and Assistant Secretary
------------

* The business address of this individual is One American Row, Hartford, CT 06102
** The business address of this individual is 56 Prospect Street, Hartford, CT 06115
*** The business address of this individual is 38 Prospect Street, Hartford, CT 06115

           (c) PEPCO received no compensation from the Registrant during the last fiscal year for sales of the contract.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

    The accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules under it are maintained at the administrative offices of PHL Variable Insurance Company located at One American Row, Hartford, Connecticut 06115.

ITEM 31.  MANAGEMENT SERVICES

    Not applicable.

ITEM 32.  UNDERTAKINGS

    Not applicable.

                                   SIGNATURES

       As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485 for effectiveness of the Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Hartford and State of Connecticut on this ___ day of April, 2004.

                                             PHL VARIABLE INSURANCE COMPANY

                                             By  /s/ Robert G. Lautensack, Jr.
                                                 ------------------------------
                                                 Robert G. Lautensack, Jr.
                                                 President

                                             PHL VARIABLE ACCUMULATION ACCOUNT

                                             By: /s/ Robert G. Lautensack, Jr.
                                                 ------------------------------
                                                 Robert G. Lautensack, Jr.
                                                 President

       As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities indicated with PHL Variable Insurance Company on this ____ day of April, 2004.

       SIGNATURE                          TITLE
       ---------                          -----
________________________________          Director, Executive Vice President
*Michael J. Gilotti

________________________________          Director, Executive Vice President and
*Michael E. Haylon                        Chief Financial Officer

________________________________          Director, Senior Vice President
*Robert E. Primmer
/s/ Robert G. Lautensack, Jr.             President
--------------------------------
Robert G. Lautensack, Jr.

By:/s/ Richard J. Wirth
   --------------------
*Richard J. Wirth, as Attorney-in-Fact pursuant to Power of Attorney on file with the Depositor.

                                       S-1